UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21779

JOHN HANCOCK FUNDS II
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(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MASSACHUSETTS 02116
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(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE, 200 BERKELEY STREET, BOSTON, MASSACHUSETTS 02116
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(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 663-4497
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Date of fiscal year end: 8/31

Date of reporting period: 2/28/19

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared twenty-two semiannual reports to shareholders for the period ended February 28, 2019. The first report applies to the Alternative Asset Allocation Fund, the second report applies to the Blue Chip Growth Fund, the third report applies to the Disciplined Alternative Yield Fund (formerly Redwood Fund), the fourth report applies to the Emerging Markets Fund, the fifth report applies to the Emerging Markets Debt Fund, the sixth report applies to the Equity Income Fund, the seventh report applies to the Floating Rate Income Fund, the eighth applies to the Fundamental Global Franchise Fund, the ninth report applies to the Global Equity Fund, the tenth report applies to the Income Allocation Fund, the eleventh report applies to the International Small Company Fund, the twelfth report applies to the New Opportunities Fund, the thirteenth report applies to the Small Cap Growth Fund, the fourteenth report applies to the Small Cap Value Fund, the fifteenth report applies to the Spectrum Income Fund, the sixteenth report applies to the Strategic Income Opportunities Fund, the seventeenth report applies to the U.S. Growth Fund, the eighteenth report applies to the 11 Multi-Index Lifetime Portfolios, the nineteenth report applies to the 10 Multi-Index Preservation Portfolios, the twentieth report applies to 11 Multimanager Lifetime Portfolios the twenty-first report applies to 20 Underlying Main Funds, and the twenty-second report applies to the 8 Underlying Bond Funds of the Registrant.

John Hancock

Alternative Asset Allocation Fund

Semiannual report 2/28/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investments at 800-225-5291 (Class A and Class C shares) or 888-972-8696 (Class I, Class R2, Class R4, and Class R6) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investments or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investments or your financial intermediary.

A message to shareholders

Dear shareholder,

The six months ended February 28, 2019 were challenging for equity investors as stock markets across many major economies worldwide posted losses, despite rebounding during the first few months of the new year. In the United States, new tariffs on a range of imports and heightened fears of a full-blown trade war with China weighed on investor sentiment despite relatively supportive U.S. economic fundamentals. Looking overseas, global economic growth slowed somewhat in the latter half of 2018, and international markets faced some challenging headwinds that may not abate in the near future.

The turbulence extended to the fixed-income market, with performance varying widely between short- and long-term debt, as concerns about the strength of the broader global economy and the durability of the now decade-old bull market led investors to dial back risk exposures. Many alternative investments—such as options-based, absolute return, and multi-strategy funds—generated a relatively narrow range of muted to slightly negative returns. As a general rule, most alternative asset classes held up better than equity markets, although not as well as bond markets for the period.

Your best resource in unpredictable and volatile markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee investment returns and does not eliminate risk of loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Alternative Asset Allocation Fund

2	Your fund at a glance
3	Portfolio summary
4	A look at performance
6	Your expenses
8	Fund's investments
11	Financial statements
14	Financial highlights
20	Notes to financial statements
31	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term growth of capital.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/19 (%)

The HFRX Global Hedge Fund Index is composed of all eligible hedge fund strategies including four principal strategies: equity hedge, event driven, macro/managed futures, and relative value arbitrage.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       2

Portfolio summary

ASSET ALLOCATION AS OF 2/28/19 (%)

Affiliated investment companies	73.3
Alternative investment approaches	46.3
Absolute return strategies	20.6
Alternative markets	6.4
Unaffiliated investment companies	24.0
Absolute return strategies	9.9
Alternative markets	7.3
Alternative investment approaches	6.8
Short-term investments and other	2.7

As a percentage of net assets.

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       3

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  FEBRUARY 28, 2019

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year[1]	6-month	5-year	10-year[1]
Class A	-5.30	-0.05	6.98	-5.04	-0.25	96.37
Class C2	-2.01	0.28	6.96	-1.34	1.43	95.91
Class I2,3	-0.06	1.30	7.82	0.15	6.68	112.34
Class R2[2,3]	-0.42	0.86	7.43	-0.08	4.36	104.71
Class R4[2,3]	-0.15	1.13	7.61	0.06	5.77	108.29
Class R6[2,3]	0.04	1.41	7.84	0.18	7.25	112.77
Index †	-4.10	-0.31	1.75	-3.61	-1.54	18.98

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2018 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the affiliated underlying funds in which the fund invests. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2	Class R4	Class R6
Gross (%)	1.77	2.47	1.47	1.88	1.72	1.37
Net (%)	1.70	2.40	1.40	1.81	1.55	1.30

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the HFRX Global Hedge Fund Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       4

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Alternative Asset Allocation Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the HFRX Global Hedge Fund Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C2,.4	2-28-09	19,591	19,591	11,898
Class I2,3	2-28-09	21,234	21,234	11,898
Class R2[2,3]	2-28-09	20,471	20,471	11,898
Class R4[2,3]	2-28-09	20,829	20,829	11,898
Class R6[2,3]	2-28-09	21,277	21,277	11,898

The HFRX Global Hedge Fund Index is composed of all eligible hedge fund strategies, including four principal strategies: equity hedge, event driven, macro/ managed futures, and relative value arbitrage.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Performance information prior to 12-20-10 reflects an allocation to a different mix of underlying funds, and would have been different if the fund's investments had been allocated to its current mix of underlying funds.
2	Class C shares were first offered on 6-14-11; Class I shares were first offered on 12-31-10; Class R2 shares were first offered on 3-1-12; Class R4 shares were first offered on 6-27-13; Class R6 shares were first offered on 9-1-11. Returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
3	For certain types of investors, as described in the fund's prospectus.
4	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       5

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2018, with the same investment held until February 28, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2018, with the same investment held until February 28, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
6	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND | SEMIANNUAL REPORT

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2018	Ending value on 2-28-2019	Expenses paid during period ended 2-28-2019[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$ 999.60	$3.12	0.63%
	Hypothetical example	1,000.00	1,021.70	3.16	0.63%
Class C	Actual expenses/actual returns	1,000.00	996.50	6.58	1.33%
	Hypothetical example	1,000.00	1,018.20	6.66	1.33%
Class I	Actual expenses/actual returns	1,000.00	1,001.50	1.74	0.35%
	Hypothetical example	1,000.00	1,023.10	1.76	0.35%
Class R2	Actual expenses/actual returns	1,000.00	999.20	3.62	0.73%
	Hypothetical example	1,000.00	1,021.20	3.66	0.73%
Class R4	Actual expenses/actual returns	1,000.00	1,000.60	2.33	0.47%
	Hypothetical example	1,000.00	1,022.50	2.36	0.47%
Class R6	Actual expenses/actual returns	1,000.00	1,001.80	1.14	0.23%
	Hypothetical example	1,000.00	1,023.70	1.15	0.23%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	7

Fund’s investments
AS OF 2-28-19 (unaudited)
	Shares	Value
Affiliated investment companies (A) 73.3%		$429,587,076
(Cost $429,998,422)
Absolute return strategies 20.6%		120,806,920
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	5,053,444	46,744,353
Credit Suisse Managed Futures Strategy Fund (B)(C)	2,375,845	23,116,969
Global Absolute Return Strategies, Class NAV, JHF II (Aberdeen) (C)	4,975,156	50,945,598
Alternative investment approaches 46.3%		271,565,498
Disciplined Alternative Yield, Class NAV, JHF II (Boston Partners) (D)	5,953,241	65,604,710
Seaport Long/Short, Class NAV, JHIT (Wellington)	4,534,573	50,605,838
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	8,252,711	77,905,594
Strategic Income Opportunities, Class NAV, JHF II (JHAM) (E)(F)	7,548,670	77,449,356
Alternative markets 6.4%		37,214,658
Enduring Assets, Class NAV, JHIT (Wellington)	2,110,311	26,252,273

Invesco DB Gold Fund (B)	271,952	10,962,385
Unaffiliated investment companies 24.0%		$140,919,755
(Cost $137,764,882)
Absolute return strategies 9.9%		58,172,547
IQ Merger Arbitrage ETF (C)	587,719	18,871,657
The Arbitrage Fund, Class I	2,975,086	39,300,890
Alternative investment approaches 6.8%		39,832,954
JPMorgan Hedged Equity Fund	2,018,903	39,832,954
Alternative markets 7.3%		42,914,254
Energy Select Sector SPDR Fund	53,020	3,459,555
Financial Select Sector SPDR Fund (G)	236,933	6,283,463
Invesco DB Energy Fund	320,593	4,693,482
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF (G)	492,716	8,198,794
SPDR S&P Global Natural Resources ETF	101,077	4,623,262
Vanguard Global ex-U.S. Real Estate ETF	107,195	6,103,682
Vanguard Real Estate ETF	113,728	9,552,016

	Yield (%)	Shares	Value
Securities lending collateral 1.7%			$9,844,678
(Cost $9,843,872)
John Hancock Collateral Trust (H)	2.5250(I)	983,769	9,844,678

8	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 2.6%				$15,514,389
(Cost $15,514,170)
U.S. Government 2.6%				15,116,287
U.S. Treasury Bill	2.395	05-23-19	15,200,000	15,116,287

	Yield (%)	Shares	Value
Money market funds 0.0%			398,102
State Street Institutional U.S. Government Money Market Fund, Premier Class	2.3457(I)	398,102	398,102

Total investments (Cost $593,121,346) 101.6%	$595,865,898
Other assets and liabilities, net (1.6%)	(9,348,718)
Total net assets 100.0%	$586,517,180

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to the Notes to financial statements.
(C)	Non-income producing.
(D)	Formerly known as Redwood Fund.
(E)	The subadvisor is an affiliate of the advisor.
(F)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(G)	All or a portion of this security is on loan as of 2-28-19.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(I)	The rate shown is the annualized seven-day yield as of 2-28-19.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Subadvisors of Affiliated Underlying Funds
Aberdeen Standard Investments Inc.	(Aberdeen)
Boston Partners Global Investors, Inc.	(Boston Partners)
First Quadrant, L.P.	(First Quadrant)
John Hancock Asset Management	(JHAM)
Stone Harbor Investment Partners LP	(Stone Harbor)
Wellington Management Company LLP	(Wellington)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	9

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 Index E-Mini Futures	45	Short	Mar 2019	$(5,749,215)	$(6,265,575)	$(516,360)
						$(516,360)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
At 2-28-19, the aggregate cost of investments for federal income tax purposes was $606,758,579. Net unrealized depreciation aggregated to $11,409,041, of which $12,749,238 related to gross unrealized appreciation and $24,158,279 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
10	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-19 (unaudited)

Assets
Unaffiliated investments, at value (Cost $153,279,052) including $9,589,400 of securities loaned	$156,434,144
Affiliated investments, at value (Cost $439,842,294)	439,431,754
Total investments, at value (Cost $593,121,346)	595,865,898
Receivable for futures variation margin	23,400
Collateral held at broker for futures contracts	297,200
Interest receivable	1,464
Receivable for fund shares sold	1,245,141
Receivable for investments sold	295,799
Receivable for securities lending income	4,192
Receivable from affiliates	390
Other assets	70,194
Total assets	597,803,678
Liabilities
Due to custodian	216,518
Payable for fund shares repurchased	975,752
Payable upon return of securities loaned	9,844,045
Payable to affiliates
Accounting and legal services fees	29,648
Transfer agent fees	120,286
Distribution and service fees	955
Trustees' fees	607
Other liabilities and accrued expenses	98,687
Total liabilities	11,286,498
Net assets	$586,517,180
Net assets consist of
Paid-in capital	$637,311,592
Total distributable earnings (loss)	(50,794,412)
Net assets	$586,517,180

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($83,018,198 ÷ 5,837,870 shares)[1]	$14.22
Class C ($47,423,938 ÷ 3,321,130 shares)[1]	$14.28
Class I ($425,496,144 ÷ 29,920,187 shares)	$14.22
Class R2 ($2,335,929 ÷ 164,382 shares)	$14.21
Class R4 ($212,676 ÷ 14,936 shares)	$14.24
Class R6 ($28,030,295 ÷ 1,970,999 shares)	$14.22
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$14.97

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Alternative Asset Allocation Fund	11

STATEMENT OF OPERATIONS For the six months ended  2-28-19 (unaudited)

Investment income
Income distributions received from affiliated investments	$5,251,394
Dividends	1,114,227
Interest	193,482
Securities lending	40,499
Total investment income	6,599,602
Expenses
Investment management fees	861,843
Distribution and service fees	389,904
Accounting and legal services fees	50,986
Transfer agent fees	389,930
Trustees' fees	5,138
Custodian fees	19,546
State registration fees	53,343
Printing and postage	38,062
Professional fees	26,164
Other	11,327
Total expenses	1,846,243
Less expense reductions	(394,058)
Net expenses	1,452,185
Net investment income	5,147,417
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	1,140,411
Affiliated investments	(18,211,617)
Capital gain distributions received from unaffiliated investments	415,592
Capital gain distributions received from affiliated investments	9,635,320
Futures contracts	588,988
Forward foreign currency contracts	1,188
(6,430,118)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(2,336,185)
Affiliated investments	2,179,510
Futures contracts	(159,416)
Forward foreign currency contracts	(1,188)
(317,279)
Net realized and unrealized loss	(6,747,397)
Decrease in net assets from operations	$(1,599,980)

12	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-19 (unaudited)	Year ended 8-31-18
Increase (decrease) in net assets
From operations
Net investment income	$5,147,417	$7,227,363
Net realized gain (loss)	(6,430,118)	8,525,463
Change in net unrealized appreciation (depreciation)	(317,279)	(7,839,183)
Increase (decrease) in net assets resulting from operations	(1,599,980)	7,913,643
Distributions to shareholders
From net investment income and net realized gain
Class A	(1,639,841)	—
Class C	(598,120)	—
Class I	(9,760,461)	—
Class R2	(43,758)	—
Class R4	(4,113)	—
Class R6	(649,346)	—
From net investment income
Class A	—	(911,627)
Class C	—	(54,455)
Class I	—	(5,429,139)
Class R2	—	(24,806)
Class R4	—	(10,563)
Class R6	—	(194,684)
From net realized gain
Class A	—	(542,925)
Class C	—	(308,623)
Class I	—	(2,344,624)
Class R2	—	(16,956)
Class R4	—	(5,289)
Class R6	—	(77,016)
Total distributions	(12,695,639)	(9,920,707)
From fund share transactions	(82,320,245)	(42,189,102)
Total decrease	(96,615,864)	(44,196,166)
Net assets
Beginning of period	683,133,044	727,329,210
End of period	$586,517,180	$683,133,044
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Alternative Asset Allocation Fund	13

Financial highlights
CLASS A SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$14.51	$14.55	$13.96	$14.12	$15.35	$14.68
Net investment income[2,3]	0.10	0.13	0.10	0.22	0.19	0.14
Net realized and unrealized gain (loss) on investments	(0.12)	0.01	0.60	— [4]	(0.81)	0.86
Total from investment operations	(0.02)	0.14	0.70	0.22	(0.62)	1.00
Less distributions
From net investment income	(0.17)	(0.11)	(0.08)	(0.21)	(0.19)	(0.14)
From net realized gain	(0.10)	(0.07)	(0.03)	(0.17)	(0.42)	(0.19)
Total distributions	(0.27)	(0.18)	(0.11)	(0.38)	(0.61)	(0.33)
Net asset value, end of period	$14.22	$14.51	$14.55	$13.96	$14.12	$15.35
Total return (%)[5,6]	(0.04) [7]	0.95	5.03	1.60	(4.14)	6.88
Ratios and supplemental data
Net assets, end of period (in millions)	$83	$95	$136	$278	$404	$484
Ratios (as a percentage of average net assets):
Expenses before reductions[8]	0.75 [9]	0.72	0.72	0.73	0.70	0.72
Expenses including reductions[8]	0.63 [9]	0.59	0.59	0.59	0.56	0.60
Net investment income[3]	1.49 [9]	0.86	0.71	1.56	1.29	0.96
Portfolio turnover (%)	24	18	10	17	45	26

[1]	Six months ended 2-28-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
[9]	Annualized.
14	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$14.51	$14.56	$13.97	$14.12	$15.35	$14.68
Net investment income[2,3]	0.06	0.02	— [4]	0.12	0.09	0.04
Net realized and unrealized gain (loss) on investments	(0.12)	0.01	0.60	0.01	(0.82)	0.85
Total from investment operations	(0.06)	0.03	0.60	0.13	(0.73)	0.89
Less distributions
From net investment income	(0.07)	(0.01)	—	(0.11)	(0.08)	(0.03)
From net realized gain	(0.10)	(0.07)	(0.01)	(0.17)	(0.42)	(0.19)
Total distributions	(0.17)	(0.08)	(0.01)	(0.28)	(0.50)	(0.22)
Net asset value, end of period	$14.28	$14.51	$14.56	$13.97	$14.12	$15.35
Total return (%)[5,6]	(0.35) [7]	0.19	4.30	0.94	(4.83)	6.13
Ratios and supplemental data
Net assets, end of period (in millions)	$47	$57	$72	$99	$135	$162
Ratios (as a percentage of average net assets):
Expenses before reductions[8]	1.45 [9]	1.42	1.42	1.43	1.41	1.43
Expenses including reductions[8]	1.33 [9]	1.29	1.29	1.29	1.26	1.31
Net investment income[3]	0.79 [9]	0.17	— [10]	0.85	0.59	0.25
Portfolio turnover (%)	24	18	10	17	45	26

[1]	Six months ended 2-28-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
[9]	Annualized.
[10]	Less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Alternative Asset Allocation Fund	15

CLASS I SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$14.53	$14.58	$13.99	$14.15	$15.37	$14.70
Net investment income[2,3]	0.12	0.17	0.14	0.26	0.24	0.19
Net realized and unrealized gain (loss) on investments	(0.11)	— [4]	0.60	— [4]	(0.81)	0.85
Total from investment operations	0.01	0.17	0.74	0.26	(0.57)	1.04
Less distributions
From net investment income	(0.22)	(0.15)	(0.12)	(0.25)	(0.23)	(0.18)
From net realized gain	(0.10)	(0.07)	(0.03)	(0.17)	(0.42)	(0.19)
Total distributions	(0.32)	(0.22)	(0.15)	(0.42)	(0.65)	(0.37)
Net asset value, end of period	$14.22	$14.53	$14.58	$13.99	$14.15	$15.37
Total return (%)[5]	0.15 [6]	1.18	5.34	1.93	(3.80)	7.21
Ratios and supplemental data
Net assets, end of period (in millions)	$425	$510	$495	$433	$532	$592
Ratios (as a percentage of average net assets):
Expenses before reductions[7]	0.47 [8]	0.42	0.40	0.42	0.39	0.40
Expenses including reductions[7]	0.35 [8]	0.30	0.28	0.28	0.24	0.28
Net investment income[3]	1.75 [8]	1.16	1.01	1.88	1.63	1.24
Portfolio turnover (%)	24	18	10	17	45	26

[1]	Six months ended 2-28-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
[8]	Annualized.
16	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$14.49	$14.53	$13.95	$14.11	$15.33	$14.66
Net investment income[2,3]	0.10	0.11	0.08	0.20	0.14	0.10
Net realized and unrealized gain (loss) on investments	(0.12)	0.01	0.60	0.01	(0.79)	0.87
Total from investment operations	(0.02)	0.12	0.68	0.21	(0.65)	0.97
Less distributions
From net investment income	(0.16)	(0.09)	(0.07)	(0.20)	(0.15)	(0.11)
From net realized gain	(0.10)	(0.07)	(0.03)	(0.17)	(0.42)	(0.19)
Total distributions	(0.26)	(0.16)	(0.10)	(0.37)	(0.57)	(0.30)
Net asset value, end of period	$14.21	$14.49	$14.53	$13.95	$14.11	$15.33
Total return (%)[4]	(0.08) [5]	0.85	4.87	1.51	(4.31)	6.67
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$3	$4	$7	$2	$2
Ratios (as a percentage of average net assets):
Expenses before reductions[6]	0.85 [7]	0.83	0.82	0.81	1.02	2.20
Expenses including reductions[6]	0.73 [7]	0.70	0.69	0.67	0.69	0.82
Net investment income[3]	1.41 [7]	0.78	0.60	1.43	1.02	0.65
Portfolio turnover (%)	24	18	10	17	45	26

[1]	Six months ended 2-28-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Alternative Asset Allocation Fund	17

CLASS R4 SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$14.54	$14.58	$13.99	$14.15	$15.36	$14.69
Net investment income[2,3]	0.10	0.15	0.12	0.14	0.20	0.13
Net realized and unrealized gain (loss) on investments	(0.10)	0.01	0.60	0.10	(0.80)	0.87
Total from investment operations	—	0.16	0.72	0.24	(0.60)	1.00
Less distributions
From net investment income	(0.20)	(0.13)	(0.10)	(0.23)	(0.19)	(0.14)
From net realized gain	(0.10)	(0.07)	(0.03)	(0.17)	(0.42)	(0.19)
Total distributions	(0.30)	(0.20)	(0.13)	(0.40)	(0.61)	(0.33)
Net asset value, end of period	$14.24	$14.54	$14.58	$13.99	$14.15	$15.36
Total return (%)[4]	0.06 [5]	1.10	5.18	1.79	(3.99)	6.92
Ratios and supplemental data
Net assets, end of period (in millions)	$— [6]	$1	$5	$4	$— [6]	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions[7]	0.70 [8]	0.67	0.66	0.67	2.23	13.79
Expenses including reductions[7]	0.47 [8]	0.44	0.44	0.43	0.40	0.57
Net investment income[3]	1.29 [8]	1.05	0.85	1.00	1.44	0.89
Portfolio turnover (%)	24	18	10	17	45	26

[1]	Six months ended 2-28-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
[8]	Annualized.
18	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$14.54	$14.58	$13.99	$14.15	$15.39	$14.70
Net investment income[2,3]	0.14	0.18	0.16	0.21	0.24	0.18
Net realized and unrealized gain (loss) on investments	(0.13)	0.02	0.60	0.07	(0.81)	0.88
Total from investment operations	0.01	0.20	0.76	0.28	(0.57)	1.06
Less distributions
From net investment income	(0.23)	(0.17)	(0.14)	(0.27)	(0.25)	(0.18)
From net realized gain	(0.10)	(0.07)	(0.03)	(0.17)	(0.42)	(0.19)
Total distributions	(0.33)	(0.24)	(0.17)	(0.44)	(0.67)	(0.37)
Net asset value, end of period	$14.22	$14.54	$14.58	$13.99	$14.15	$15.39
Total return (%)[4]	0.18 [5]	1.34	5.45	2.05	(3.74)	7.29
Ratios and supplemental data
Net assets, end of period (in millions)	$28	$18	$15	$16	$9	$10
Ratios (as a percentage of average net assets):
Expenses before reductions[6]	0.35 [7]	0.32	0.31	0.32	0.34	0.83
Expenses including reductions[6]	0.23 [7]	0.20	0.18	0.17	0.13	0.19
Net investment income[3]	1.95 [7]	1.26	1.11	1.52	1.66	1.22
Portfolio turnover (%)	24	18	10	17	45	26

[1]	Six months ended 2-28-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Alternative Asset Allocation Fund	19

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Alternative Asset Allocation Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term growth of capital.

The fund operates as a "fund of funds", investing in Class NAV shares of affiliated underlying funds of the Trust, other affiliated funds in the John Hancock funds complex and other permitted investments, including unaffiliated funds.

The fund may offer multiple classes of shares. The shares currently offered by the fund are detailed in the Statement of assets and liabilities. Class A and Class C are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

The accounting policies of the John Hancock underlying funds in which the fund invests are outlined in the underlying funds' shareholder reports, which include the underlying funds' financial statements, available without charge by calling 800-344-1029 or visiting jhinvestments.com, or on the Securities and Exchange Commission (SEC) website at sec.gov. The underlying funds are not covered by this report.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Investments by the fund in affiliated underlying funds, including John Hancock Collateral Trust (JHCT), and other open-end management investment companies, other than exchange-traded funds (ETFs) are valued at their respective NAVs each business day. ETFs held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts are typically valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward currency contracts, are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       20

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy. As of February 28, 2019, all investments are categorized as Level 1 under the hierarchy described above, except for U.S. Treasury bills which are categorized as Level 2.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 28, 2019, the fund loaned securities valued at $9,589,400 and received $9,844,045 of cash collateral.

Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on

SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       21

investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2019, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2019 were $1,680.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of August 31, 2018, the fund has a short-term capital loss carryforward of $11,677,247 and a long-term capital loss carryforward of $17,622,809 available to offset future net realized capital gains. These carryforwards do not expire.

As of August 31, 2018, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund typically declares and pays dividends and capital gain distributions, if any, at least annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       22

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. Short-term gains from underlying funds are treated as ordinary income for tax purposes. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals, partnerships, foreign currency transactions and derivative transactions.

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts are typically traded through the OTC market. Certain forwards, options and swaps are regulated by the Commodity Futures Trading Commission. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying fund's investments, or if cash is posted, on the Statement of assets and liabilities. The fund's risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Futures are traded on an exchange. Exchange-traded transactions generally present less counterparty risk to a fund than OTC transactions. The exchange stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange and the clearing member. Margin requirements for exchange-traded derivatives are set by the broker. Margin for exchanged-traded transactions are detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures

SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       23

contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable / payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the six months ended February 28, 2019, the fund used futures contracts to manage against anticipated changes in securities markets. The fund held futures contracts with notional values ranging from $6.3 million to $10.5 million, as measured at each quarter end.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the six months ended February 28, 2019, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and to manage currency exposure. The fund held forward foreign currency contracts with U.S. Dollar notional values ranging from up to $10.7 million, as measured at each quarter end.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at February 28, 2019 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Liabilities derivative fair value
Equity	Receivable/payable for futures variation margin	Futures†	($516,360)
			($516,360)
† Reflects cumulative appreciation/depreciation on futures as disclosed in Fund's Investments. Only the period end variation margin is separately disclosed on the Statement of assets and liabilities.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2019:

Statements of operations location - net realized gain (loss) on:
Risk	Futures contracts	Forward foreign currency contracts	Total
Equity	588,988	—	$588,988
Foreign currency	—	$1,188	$1,188
Total	588,988	$1,188	$590,176

SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       24

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2019:

Statement of operations location - change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts	Forward foreign currency contracts	Total
Equity	($159,416)	—	($159,416)
Foreign currency	—	($1,188)	($1,188)
Total	($159,416)	($1,188)	($160,604)

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund pays the Advisor a management fee for its services to the fund. Prior to January 1, 2019, the Advisor had subadvisory agreements with John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited (JHAM NA) and John Hancock Asset Management a division of Manulife Asset Management (US) (JHAM US), both indirectly owned subsidiaries of MFC and affiliates of the Advisor. Effective January 1, 2019, JHAM acts as the fund's sole subadvisor. The fund is not responsible for payment of the subadvisory fees.

The management fee has two components: (1) a fee on assets invested in a fund of the Trust or John Hancock Funds III (JHF III); and (2) a fee on assets invested in investments other than a fund of the Trust or JHF III (Other assets).

Management fees are determined in accordance with the following schedule:

	First $5.0 billion of average net assets	Excess over $5.0 billion of average net assets
Assets in a fund of the Trust or JHF III	0.100%	0.075%
Other assets	0.550%	0.525%

The Advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.04% of the average net assets of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2019, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to reduce its management fee by 0.05% of the fund's average daily net assets up to $5 billion, and by 0.025% of the fund's average daily net assets over $5 billion. The current expense limitation agreement expires on December 31, 2019, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       25

The Advisor has voluntarily agreed to waive its management fee for the fund so that the aggregate advisory fee retained by the Advisor with respect to both the fund and its underlying investments (after payment of subadvisory fees) does not exceed 0.55% of the fund's first $5 billion of average daily net assets and 0.525% of the fund's average daily net assets in excess of $5 billion. The Advisor may terminate this voluntary waiver at any time upon notice to the Trust.

For the six months ended February 28, 2019, the expense reductions described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$54,245	Class R4	$163
Class C	31,971	Class R6	13,561
Class I	292,444	Total	$393,925
Class R2	1,541

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2019 were equivalent to a net annual effective rate of 0.15% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2019, amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class C, Class R2 and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R2 and Class R4, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee	Service fee	Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—	Class R2	0.25%	0.25%
Class C	1.00%	—	Class R4	0.25%	0.10%

The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2019, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $133 for Class R4 shares for the six months ended February 28, 2019.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $17,370 for the six months ended February 28, 2019. Of this amount, $2,685 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $14,519 was paid as sales commissions to broker-dealers and $166 was paid as sales commissions to sales personnel of Signator Investors, Inc., which had been a broker-dealer affiliate of the Advisor through November 2, 2018.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in

SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       26

connection with the sale of these shares. During the six months ended February 28, 2019, CDSCs received by the Distributor amounted to $1,474 for Class C shares. There were no CDSCs received by the Distributor for Class A shares.

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 28, 2019 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$129,249	$48,296
Class C	254,066	28,474
Class I	—	311,552
Class R2	6,131	163
Class R4	458	18
Class R6	—	1,427
Total	$389,904	$389,930

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended February 28, 2019 and for the year ended August 31, 2018 were as follows:

		Six months ended 2-28-19		Year ended 8-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	459,803	$6,455,816	818,842	$11,942,892
Distributions reinvested	115,120	1,574,839	96,866	1,412,300
Repurchased	(1,258,858)	(17,818,512)	(3,766,375)	(54,975,235)
Net decrease	(683,935)	$(9,787,857)	(2,850,667)	$(41,620,043)
Class C shares
Sold	45,391	$646,981	285,944	$4,181,171
Distributions reinvested	42,160	579,700	23,828	349,081
Repurchased	(665,299)	(9,446,059)	(1,351,293)	(19,723,143)
Net decrease	(577,748)	$(8,219,378)	(1,041,521)	$(15,192,891)

SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       27

		Six months ended 2-28-19		Year ended 8-31-18
	Shares	Amount	Shares	Amount
Class I shares
Sold	4,740,070	$67,312,931	12,530,679	$182,778,002
Distributions reinvested	620,211	8,484,484	456,765	6,659,628
Repurchased	(10,558,154)	(149,442,863)	(11,855,613)	(172,889,441)
Net increase (decrease)	(5,197,873)	$(73,645,448)	1,131,831	$16,548,189
Class R2 shares
Sold	11,246	$159,364	54,762	$798,053
Distributions reinvested	2,947	40,280	2,646	38,552
Repurchased	(29,921)	(417,603)	(129,483)	(1,893,736)
Net decrease	(15,728)	$(217,959)	(72,075)	$(1,057,131)
Class R4 shares
Sold	4,223	$60,077	25,336	$370,471
Distributions reinvested	300	4,113	1,087	15,852
Repurchased	(86,059)	$(1,245,752)	(279,942)	$(4,087,034)
Net decrease	(81,536)	$(1,181,562)	(253,519)	$(3,700,711)
Class R6 shares
Sold	995,502	$14,023,844	542,265	$7,913,388
Distributions reinvested	47,502	649,357	18,648	271,700
Repurchased	(280,319)	(3,941,242)	(368,443)	(5,351,603)
Net increase	762,685	$10,731,959	192,470	$2,833,485
Total net decrease	(5,794,135)	$(82,320,245)	(2,893,481)	$(42,189,102)

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $144,086,196 and $219,905,247, respectively, for the six months ended February 28, 2019.

Note 8 — Investment in affiliated underlying funds

The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. The fund does not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the fund's investment may represent a significant portion of each underlying fund's net assets. At February 28, 2019, the fund held 5% or more of the net assets of the underlying funds shown below:

Fund	Underlying fund's net assets
John Hancock Funds II Disciplined Alternative Yield Fund	81.1%
John Hancock Funds Enduring Assets Fund	12.3%
John Hancock Funds II Short Duration Credit Opportunities Fund	8.7%
John Hancock Funds Seaport Long/Short Fund	7.0%

SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       28

Information regarding the fund's purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund from their investments in affiliated underlying funds during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Absolute Return Currency	6,111,191	155,128	(1,212,875)	5,053,444	$342,358	—	($719,210)	$1,087,059	$46,744,353
Disciplined Alternative Yield	6,765,100	1,306,904	(2,118,763)	5,953,241	592,689	$928,868	(1,104,807)	(626,066)	65,604,710
Enduring Assets	2,461,777	179,328	(530,794)	2,110,311	302,891	573,016	418,576	579,099	26,252,273
Global Absolute Return Strategies	8,196,135	—	(3,220,979)	4,975,156	—	—	(3,392,620)	3,152,192	50,945,598
John Hancock Collateral Trust*	1,063,762	12,298,434	(12,378,427)	983,769	—	—	1,232	583	9,844,678
Real Return Bond	1,952,916	48,277	(2,001,193)	—	442,639	—	(975,769)	25,990	—
Seaport Long/Short	4,505,082	698,205	(668,714)	4,534,573	—	1,571,805	(76,316)	(2,178,618)	50,605,838
Short Duration Credit Opportunities	9,094,147	714,685	(1,556,121)	8,252,711	1,768,969	—	(1,500,025)	1,880,600	77,905,594
Strategic Income Opportunities	8,235,515	633,353	(1,320,198)	7,548,670	1,560,595	—	(1,063,812)	173,840	77,449,356
Technical Opportunities	1,925,658	975,678	(2,901,336)	—	84,265	6,561,631	(8,680,503)	(2,592,558)	—
					$5,094,406	$9,635,320	($17,093,254)	$1,502,121	$405,352,400
*Refer to the Securities lending note within Note 2 for details regarding this investment.

Note 9 — Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the 1940 Act, are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund's transactions in the securities of these issuers during the six months ended February 28, 2019, is set forth below:

					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Credit Suisse Managed Futures Strategy Fund	2,043,606	885,832	(553,593)	2,375,845	—	—	($240,983)	($186,688)	$23,116,969
Invesco DB Gold Fund	215,988	117,105	(61,141)	271,952	$156,988	—	(26,171)	678,196	10,962,385

SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       29

					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Touchstone Merger Arbitrage Fund	2,711,724	—	(2,711,724)	—	—	—	($851,209)	$185,881	—
					$156,988	—	($1,118,363)	$677,389	$34,079,354

SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       30

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler**
Secretary and Chief Legal Officer

Investment advisor

John Hancock Advisers, LLC

Subadvisors

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Portfolio Managers

Nathan W. Thooft, CFA
Christopher Walsh, CFA

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee
#Effective 6-19-18

**Effective 9-13-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND       31

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

Greater China Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Disciplined Alternative Yield

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Infrastructure

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 200 Berkeley Street ■ Boston, MA 02116-5010 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Alternative Asset Allocation Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF766989	345SA 2/19 4/19

John Hancock

Blue Chip Growth Fund

Semiannual report 2/28/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investments at 800-225-5291 (Class A and Class C shares) or 888-972-8696 (Class NAV and Class 1 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investments or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investments or your financial intermediary.

A message to shareholders

Dear shareholder,

The six months ended February 28, 2019 were challenging for equity investors as stock markets across many major economies worldwide posted losses, despite rebounding during the first few months of the new year. In the United States, new tariffs on a range of imports and heightened fears of a full-blown trade war with China weighed on investor sentiment despite relatively supportive U.S. economic fundamentals. Global economic growth slowed, and international markets faced some challenging headwinds that may not abate in the near future.

Concerns about the potential for a more widespread global economic slowdown led to a significant increase in volatility as well as a flight to quality, particularly in the final months of 2018. While at John Hancock Investments we believe that the bull market appears to be in the later innings, the economic underpinnings in the United States suggest that there's still room for stocks to run.

Your best resource in unpredictable and volatile markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee investment returns and does not eliminate risk of loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Blue Chip Growth Fund

2	Your fund at a glance
3	Portfolio summary
4	A look at performance
6	Your expenses
8	Fund's investments
13	Financial statements
16	Financial highlights
20	Notes to financial statements
28	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to provide long-term growth of capital. Current income is a secondary objective.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/19 (%)

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

The Russell 1000 Growth Index is an unmanaged index of stocks in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with higher price-to-book ratios and higher forecasted growth values.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

1	Class A shares were first offered on 3-27-15. Returns prior to this date are those of Class NAV shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       2

Portfolio summary

SECTOR COMPOSITION AS OF 2/28/19 (%)

TOP 10 HOLDINGS AS OF 2/28/19 (%)

Amazon.com, Inc.	9.3
Microsoft Corp.	5.4
The Boeing Company	4.7
Facebook, Inc., Class A	4.7
Alphabet, Inc., Class C	4.2
Alibaba Group Holding, Ltd., ADR	3.5
Visa, Inc., Class A	3.4
Mastercard, Inc., Class A	2.9
UnitedHealth Group, Inc.	2.7
Booking Holdings, Inc.	2.2
TOTAL	43.0
As a percentage of net assets.
Cash and cash equivalents are not included.

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       3

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  FEBRUARY 28, 2019

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A1	1.05	11.93	18.82	-6.80	75.70	460.96
Class C1	4.62	12.42	19.08	-3.16	79.60	473.25
Class 1[2]	6.73	13.35	19.54	-1.73	87.08	495.82
Class NAV[2]	6.77	13.40	19.60	-1.71	87.57	498.70
Index 1†	4.68	10.67	16.67	-3.04	66.00	367.39
Index 2†	6.62	12.63	18.19	-4.52	81.28	431.96

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class 1 and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class 1	Class NAV
Gross (%)	1.20	1.90	0.84	0.79
Net (%)	1.14	1.89	0.83	0.78

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the S&P 500 Index; Index 2 is the Russell 1000 Growth Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       4

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Blue Chip Growth Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class C1,3	2-28-09	57,325	57,325	46,739	53,196
Class 1[2]	2-28-09	59,582	59,582	46,739	53,196
Class NAV[2]	2-28-09	59,870	59,870	46,739	53,196

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

The Russell 1000 Growth Index is an unmanaged index of stocks in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with high price-to-book ratios and higher forecasted growth expectations.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Class A and Class C shares were first offered on 3-27-15. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
2	For certain types of investors, as described in the fund's prospectuses.
3	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       5

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2018, with the same investment held until February 28, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2018, with the same investment held until February 28, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
6	JOHN HANCOCK BLUE CHIP GROWTH FUND | SEMIANNUAL REPORT

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2018	Ending value on 2-28-2019	Expenses paid during period ended 2-28-2019[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$ 981.00	$5.60	1.14%
	Hypothetical example	1,000.00	1,019.10	5.71	1.14%
Class C	Actual expenses/actual returns	1,000.00	977.40	9.17	1.87%
	Hypothetical example	1,000.00	1,015.50	9.35	1.87%
Class 1	Actual expenses/actual returns	1,000.00	982.70	3.93	0.80%
	Hypothetical example	1,000.00	1,020.80	4.01	0.80%
Class NAV	Actual expenses/actual returns	1,000.00	982.90	3.69	0.75%
	Hypothetical example	1,000.00	1,021.10	3.76	0.75%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK BLUE CHIP GROWTH FUND	7

Fund’s investments
AS OF 2-28-19 (unaudited)
	Shares	Value
Common stocks 99.9%		$3,753,998,765
(Cost $1,974,064,425)
Communication services 14.8%		556,924,160
Entertainment 1.9%
Activision Blizzard, Inc.	6,070	255,790
Electronic Arts, Inc. (A)	125,100	11,982,078
Netflix, Inc. (A)	163,373	58,503,871
Interactive media and services 12.9%
Alphabet, Inc., Class A (A)	49,818	56,122,468
Alphabet, Inc., Class C (A)	140,395	157,231,168
Facebook, Inc., Class A (A)	1,096,540	177,036,383
InterActiveCorp (A)	64,004	13,636,052
Tencent Holdings, Ltd.	1,918,500	82,156,350
Consumer discretionary 21.4%		803,356,375
Auto components 0.7%
Aptiv PLC	306,937	25,509,534
Automobiles 0.6%
Ferrari NV (B)	32,010	4,105,603
Tesla, Inc. (A)(B)	63,284	20,243,286
Hotels, restaurants and leisure 3.0%
Domino's Pizza, Inc.	1,700	426,598
Hilton Worldwide Holdings, Inc.	197,599	16,420,477
Marriott International, Inc., Class A	186,942	23,418,224
McDonald's Corp.	82,410	15,150,254
Norwegian Cruise Line Holdings, Ltd. (A)	117,163	6,506,061
Restaurant Brands International, Inc. (B)	201,805	12,756,094
Royal Caribbean Cruises, Ltd.	167,717	19,871,110
Wynn Resorts, Ltd.	22,248	2,815,262
Yum! Brands, Inc.	154,307	14,582,012
Internet and direct marketing retail 15.0%
Alibaba Group Holding, Ltd., ADR (A)	722,581	132,254,000
Amazon.com, Inc. (A)	212,082	347,778,423
Booking Holdings, Inc. (A)	49,341	83,733,651
Ctrip.com International, Ltd., ADR (A)	5,200	177,476
Multiline retail 1.0%
Dollar General Corp.	309,941	36,715,611
Specialty retail 1.0%
Ross Stores, Inc.	364,743	34,588,579
Ulta Beauty, Inc. (A)	11,787	3,683,320
Textiles, apparel and luxury goods 0.1%
VF Corp.	30,000	2,620,800
8	JOHN HANCOCK BLUE CHIP GROWTH FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Consumer staples 0.2%		$7,801,871
Beverages 0.0%
Constellation Brands, Inc., Class A	2,384	403,277
Tobacco 0.2%
Philip Morris International, Inc.	85,100	7,398,594
Financials 5.4%		203,011,562
Banks 0.1%
Citigroup, Inc.	39,417	2,521,900
JPMorgan Chase & Co.	4,337	452,609
Capital markets 3.9%
Ameriprise Financial, Inc.	3,289	432,931
Intercontinental Exchange, Inc.	337,534	26,040,748
Moody's Corp.	4,400	761,728
Morgan Stanley	487,252	20,454,839
Raymond James Financial, Inc.	45,467	3,754,665
S&P Global, Inc.	56,765	11,374,003
State Street Corp.	4,400	316,228
TD Ameritrade Holding Corp.	997,046	56,163,601
The Charles Schwab Corp.	602,485	27,720,335
The Goldman Sachs Group, Inc.	4,495	884,167
Insurance 1.4%
American International Group, Inc.	90,509	3,909,989
Chubb, Ltd.	34,443	4,611,918
Marsh & McLennan Companies, Inc.	76,630	7,128,123
The Progressive Corp.	99,232	7,234,013
Willis Towers Watson PLC	170,037	29,249,765
Health care 19.7%		739,185,870
Biotechnology 2.4%
Alexion Pharmaceuticals, Inc. (A)	172,339	23,322,637
Biogen, Inc. (A)	519	170,237
Celgene Corp. (A)	6,808	565,881
Regeneron Pharmaceuticals, Inc. (A)	7,200	3,101,328
Vertex Pharmaceuticals, Inc. (A)	337,885	63,775,794
Health care equipment and supplies 7.2%
Abbott Laboratories	143,909	11,170,217
Becton, Dickinson and Company	292,905	72,871,835
Boston Scientific Corp. (A)	27,900	1,119,348
Danaher Corp.	327,548	41,605,147
Intuitive Surgical, Inc. (A)	117,751	64,481,625
Stryker Corp.	411,959	77,658,391
Health care providers and services 7.7%
Anthem, Inc.	196,482	59,088,032
Centene Corp. (A)	330,244	20,108,557
Cigna Corp.	322,134	56,193,055
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BLUE CHIP GROWTH FUND	9

	Shares	Value
Health care (continued)
Health care providers and services (continued)
HCA Healthcare, Inc.	75,100	$10,441,904
Humana, Inc.	79,575	22,682,058
UnitedHealth Group, Inc.	419,150	101,526,513
WellCare Health Plans, Inc. (A)	72,113	18,286,415
Life sciences tools and services 1.2%
Agilent Technologies, Inc.	47,065	3,738,844
Illumina, Inc. (A)	1,344	420,363
Thermo Fisher Scientific, Inc.	163,765	42,508,481
Pharmaceuticals 1.2%
Eli Lilly & Company	266,486	33,654,517
Merck & Company, Inc.	35,833	2,912,865
Pfizer, Inc.	119,300	5,171,655
Zoetis, Inc.	27,700	2,610,171
Industrials 10.3%		388,696,126
Aerospace and defense 6.1%
Harris Corp.	116,397	19,197,357
L3 Technologies, Inc.	6,200	1,312,850
Northrop Grumman Corp.	106,690	30,935,832
The Boeing Company	403,866	177,684,885
Airlines 0.8%
Alaska Air Group, Inc.	58,126	3,586,374
American Airlines Group, Inc.	54,938	1,957,441
Delta Air Lines, Inc.	107,638	5,336,692
United Continental Holdings, Inc. (A)	220,185	19,334,445
Commercial services and supplies 0.1%
Cintas Corp.	23,100	4,772,460
Industrial conglomerates 1.4%
Honeywell International, Inc.	148,673	22,906,049
Roper Technologies, Inc.	97,455	31,541,311
Machinery 0.5%
Fortive Corp.	190,609	15,547,976
Xylem, Inc. (B)	28,300	2,138,065
Professional services 0.1%
CoStar Group, Inc. (A)	6,826	3,123,100
IHS Markit, Ltd. (A)	28,847	1,533,795
Road and rail 1.3%
Canadian Pacific Railway, Ltd.	63,000	13,008,240
CSX Corp.	209,850	15,249,800
J.B. Hunt Transport Services, Inc.	46,200	4,974,354
Kansas City Southern	10,951	1,189,717
Norfolk Southern Corp.	15,081	2,704,023
Union Pacific Corp.	63,574	10,661,360
10	JOHN HANCOCK BLUE CHIP GROWTH FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology 27.4%		$1,028,665,193
Communications equipment 0.1%
Motorola Solutions, Inc.	17,297	2,475,547
Electronic equipment, instruments and components 0.0%
Corning, Inc.	10,876	378,594
IT services 11.4%
Automatic Data Processing, Inc.	27,870	4,264,946
Fidelity National Information Services, Inc.	163,621	17,695,611
Fiserv, Inc. (A)	385,060	32,610,731
FleetCor Technologies, Inc. (A)	28,016	6,535,572
Global Payments, Inc.	372,633	48,583,891
Mastercard, Inc., Class A	485,109	109,037,950
PayPal Holdings, Inc. (A)	663,024	65,022,764
Visa, Inc., Class A	851,399	126,109,220
Worldpay, Inc., Class A (A)	207,785	19,905,803
Semiconductors and semiconductor equipment 1.7%
Analog Devices, Inc.	7,100	759,416
Broadcom, Inc.	21,337	5,875,356
Lam Research Corp.	5,723	1,007,763
Maxim Integrated Products, Inc.	286,478	15,592,998
Microchip Technology, Inc. (B)	18,529	1,609,614
NVIDIA Corp.	52,453	8,091,400
Texas Instruments, Inc.	187,036	19,784,668
Xilinx, Inc.	78,049	9,779,540
Software 13.9%
Intuit, Inc.	276,133	68,240,748
Microsoft Corp.	1,819,833	203,875,891
salesforce.com, Inc. (A)	481,146	78,739,543
ServiceNow, Inc. (A)	297,908	71,331,092
Splunk, Inc. (A)	191,163	25,975,228
VMware, Inc., Class A	154,573	26,557,187
Workday, Inc., Class A (A)	246,751	48,839,425
Technology hardware, storage and peripherals 0.3%
Apple, Inc.	57,665	9,984,695
Materials 0.5%		17,336,947
Chemicals 0.3%
Air Products & Chemicals, Inc.	23,452	4,249,033
The Sherwin-Williams Company	15,589	6,753,155
Containers and packaging 0.2%
Ball Corp.	115,640	6,334,759
Real estate 0.0%		920,384
Equity real estate investment trusts 0.0%
American Tower Corp.	5,225	920,384
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BLUE CHIP GROWTH FUND	11

	Shares	Value
Utilities 0.2%		$8,100,277
Electric utilities 0.0%
NextEra Energy, Inc.	1,897	356,105
Multi-utilities 0.2%
Sempra Energy	64,299	7,744,172

	Yield (%)	Shares	Value
Securities lending collateral 0.7%			$28,230,145
(Cost $28,218,303)
John Hancock Collateral Trust (C)	2.5250(D)	2,821,012	28,230,145
Short-term investments 0.4%			$13,879,468
(Cost $13,879,468)
Money market funds 0.4%			13,879,468
State Street Institutional U.S. Government Money Market Fund, Premier Class	2.3457(D)	500,000	500,000
T. Rowe Price Government Reserve Fund	2.4359(D)	13,379,468	13,379,468

Total investments (Cost $2,016,162,196) 101.0%	$3,796,108,378
Other assets and liabilities, net (1.0%)	(37,568,068)
Total net assets 100.0%	$3,758,540,310

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 2-28-19.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 2-28-19.
At 2-28-19, the aggregate cost of investments for federal income tax purposes was $2,023,720,058. Net unrealized appreciation aggregated to $1,772,388,320, of which $1,781,408,475 related to gross unrealized appreciation and $9,020,155 related to gross unrealized depreciation.
12	JOHN HANCOCK BLUE CHIP GROWTH FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-19 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,987,943,893) including $27,661,055 of securities loaned	$3,767,878,233
Affiliated investments, at value (Cost $28,218,303)	28,230,145
Total investments, at value (Cost $2,016,162,196)	3,796,108,378
Foreign currency, at value (Cost $6,242)	6,225
Dividends and interest receivable	3,104,256
Receivable for fund shares sold	1,544,605
Receivable for securities lending income	627
Receivable from affiliates	424
Other assets	137,589
Total assets	3,800,902,104
Liabilities
Payable for investments purchased	3,335,151
Payable for fund shares repurchased	10,133,995
Payable upon return of securities loaned	28,218,300
Payable to affiliates
Accounting and legal services fees	169,269
Transfer agent fees	103,237
Trustees' fees	1,843
Other liabilities and accrued expenses	399,999
Total liabilities	42,361,794
Net assets	$3,758,540,310
Net assets consist of
Paid-in capital	$1,975,850,370
Total distributable earnings (loss)	1,782,689,940
Net assets	$3,758,540,310

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($525,886,188 ÷ 13,661,024 shares)[1]	$38.50
Class C ($69,678,264 ÷ 1,878,524 shares)[1]	$37.09
Class 1 ($1,717,101,938 ÷ 43,969,984 shares)	$39.05
Class NAV ($1,445,873,920 ÷ 36,959,292 shares)	$39.12
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$40.53

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Blue Chip Growth Fund	13

STATEMENT OF OPERATIONS For the six months ended  2-28-19 (unaudited)

Investment income
Dividends	$15,095,841
Interest	184,210
Securities lending	133,657
Less foreign taxes withheld	(23,235)
Total investment income	15,390,473
Expenses
Investment management fees	13,033,338
Distribution and service fees	1,425,761
Accounting and legal services fees	276,531
Transfer agent fees	298,344
Trustees' fees	23,877
Custodian fees	198,107
State registration fees	38,022
Printing and postage	22,827
Professional fees	59,173
Other	36,547
Total expenses	15,412,527
Less expense reductions	(657,787)
Net expenses	14,754,740
Net investment income	635,733
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	19,780,586
Affiliated investments	4,898
19,785,484
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(93,315,882)
Affiliated investments	4,003
(93,311,879)
Net realized and unrealized loss	(73,526,395)
Decrease in net assets from operations	$(72,890,662)

14	JOHN HANCOCK Blue Chip Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-19 (unaudited)	Year ended 8-31-18
Increase (decrease) in net assets
From operations
Net investment income (loss)	$635,733	$(3,261,739)
Net realized gain	19,785,484	292,913,076
Change in net unrealized appreciation (depreciation)	(93,311,879)	412,520,036
Increase (decrease) in net assets resulting from operations	(72,890,662)	702,171,373
Distributions to shareholders
From net investment income and net realized gain
Class A	(31,876,159)	—
Class C	(4,536,502)	—
Class 1	(107,986,261)	—
Class NAV	(96,204,768)	—
From net realized gain
Class A	—	(45,602,587)
Class C	—	(5,760,779)
Class 1	—	(198,426,434)
Class NAV	—	(129,840,260)
Total distributions	(240,603,690)	(379,630,060)
From fund share transactions	883,461,167	241,909,634
Total increase	569,966,815	564,450,947
Net assets
Beginning of period	3,188,573,495	2,624,122,548
End of period[1]	$3,758,540,310	$3,188,573,495

[1]	Net assets - End of period includes undistributed net investment income of $0 at August 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Blue Chip Growth Fund	15

Financial highlights
CLASS A SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$42.40	$38.65	$32.33	$34.71	$34.99
Net investment loss[3]	(0.05)	(0.16)	(0.09)	(0.10)	(0.07)
Net realized and unrealized gain (loss) on investments	(1.21)	9.76	8.37	2.01	(0.21)
Total from investment operations	(1.26)	9.60	8.28	1.91	(0.28)
Less distributions
From net realized gain	(2.64)	(5.85)	(1.96)	(4.29)	—
Net asset value, end of period	$38.50	$42.40	$38.65	$32.33	$34.71
Total return (%)[4,5]	(1.90) [6]	27.50	27.10	5.37	(0.80) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$526	$477	$286	$222	$46
Ratios (as a percentage of average net assets):
Expenses before reductions	1.20 [7]	1.20	1.24	1.24	1.24 [7]
Expenses including reductions	1.14 [7]	1.14	1.14	1.14	1.14 [7]
Net investment loss	(0.26) [7]	(0.40)	(0.25)	(0.31)	(0.44) [7]
Portfolio turnover (%)	25 [8]	25	26	34	31 [9]

[1]	Six months ended 2-28-19. Unaudited.
[2]	The inception date for Class A shares is 3-27-15.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	Excludes in-kind transactions.
[9]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
16	JOHN HANCOCK Blue Chip Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$41.11	$37.89	$31.96	$34.60	$34.99
Net investment loss[3]	(0.18)	(0.43)	(0.34)	(0.33)	(0.18)
Net realized and unrealized gain (loss) on investments	(1.20)	9.50	8.23	1.98	(0.21)
Total from investment operations	(1.38)	9.07	7.89	1.65	(0.39)
Less distributions
From net realized gain	(2.64)	(5.85)	(1.96)	(4.29)	—
Net asset value, end of period	$37.09	$41.11	$37.89	$31.96	$34.60
Total return (%)[4,5]	(2.26) [6]	26.56	26.16	4.57	(1.11) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$70	$66	$36	$36	$10
Ratios (as a percentage of average net assets):
Expenses before reductions	1.90 [7]	1.90	1.94	1.94	1.94 [7]
Expenses including reductions	1.87 [7]	1.86	1.89	1.89	1.89 [7]
Net investment loss	(0.98) [7]	(1.12)	(1.00)	(1.06)	(1.19) [7]
Portfolio turnover (%)	25 [8]	25	26	34	31 [9]

[1]	Six months ended 2-28-19. Unaudited.
[2]	The inception date for Class C shares is 3-27-15.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	Excludes in-kind transactions.
[9]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Blue Chip Growth Fund	17

CLASS 1 SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$42.89	$38.92	$32.46	$34.75	$35.98	$28.74
Net investment income (loss)[2]	0.01	(0.03)	0.02	(0.01)	— [3]	(0.03)
Net realized and unrealized gain (loss) on investments	(1.21)	9.85	8.41	2.02	2.44	8.04
Total from investment operations	(1.20)	9.82	8.43	2.01	2.44	8.01
Less distributions
From net investment income	—	—	(0.01)	(0.01)	—	—
From net realized gain	(2.64)	(5.85)	(1.96)	(4.29)	(3.67)	(0.77)
Total distributions	(2.64)	(5.85)	(1.97)	(4.30)	(3.67)	(0.77)
Net asset value, end of period	$39.05	$42.89	$38.92	$32.46	$34.75	$35.98
Total return (%)[4]	(1.73) [5]	27.92	27.49	5.67	7.25	28.06
Ratios and supplemental data
Net assets, end of period (in millions)	$1,717	$1,763	$1,306	$1,065	$969	$888
Ratios (as a percentage of average net assets):
Expenses before reductions	0.84 [6]	0.84	0.87	0.87	0.86	0.86
Expenses including reductions	0.80 [6]	0.80	0.83	0.83	0.82	0.83
Net investment income (loss)	0.07 [6]	(0.07)	0.06	(0.03)	0.01	(0.08)
Portfolio turnover (%)	25 [7]	25	26	34	31	33

[1]	Six months ended 2-28-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes in-kind transactions.
18	JOHN HANCOCK Blue Chip Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$42.95	$38.95	$32.48	$34.76	$35.97	$28.72
Net investment income (loss)[2]	0.03	(0.01)	0.04	0.01	0.02	(0.01)
Net realized and unrealized gain (loss) on investments	(1.22)	9.86	8.41	2.02	2.44	8.03
Total from investment operations	(1.19)	9.85	8.45	2.03	2.46	8.02
Less distributions
From net investment income	—	—	(0.02)	(0.02)	—	—
From net realized gain	(2.64)	(5.85)	(1.96)	(4.29)	(3.67)	(0.77)
Total distributions	(2.64)	(5.85)	(1.98)	(4.31)	(3.67)	(0.77)
Net asset value, end of period	$39.12	$42.95	$38.95	$32.48	$34.76	$35.97
Total return (%)[3]	(1.71) [4]	27.98	27.54	5.74	7.31	28.11
Ratios and supplemental data
Net assets, end of period (in millions)	$1,446	$882	$995	$1,364	$1,501	$1,854
Ratios (as a percentage of average net assets):
Expenses before reductions	0.79 [5]	0.79	0.82	0.82	0.81	0.81
Expenses including reductions	0.75 [5]	0.75	0.78	0.78	0.77	0.78
Net investment income (loss)	0.14 [5]	(0.02)	0.11	0.02	0.06	(0.04)
Portfolio turnover (%)	25 [6]	25	26	34	31	33

[1]	Six months ended 2-28-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Blue Chip Growth Fund	19

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Blue Chip Growth Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to provide long-term growth of capital. Current income is a secondary objective.

The fund may offer multiple classes of shares. The shares currently offered by the fund are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       20

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of February 28, 2019, by major security category or type:

	Total value at 2-28-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$556,924,160	$474,767,810	$82,156,350	—
Consumer discretionary	803,356,375	803,356,375	—	—
Consumer staples	7,801,871	7,801,871	—	—
Financials	203,011,562	203,011,562	—	—
Health care	739,185,870	739,185,870	—	—
Industrials	388,696,126	388,696,126	—	—
Information technology	1,028,665,193	1,028,665,193	—	—
Materials	17,336,947	17,336,947	—	—
Real estate	920,384	920,384	—	—
Utilities	8,100,277	8,100,277	—	—
Securities lending collateral	28,230,145	28,230,145	—	—
Short-term investments	13,879,468	13,879,468	—	—
Total investments in securities	$3,796,108,378	$3,713,952,028	$82,156,350	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received

SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       21

from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 28, 2019, the fund loaned common stocks valued at $27,661,055 and received $28,218,300 of cash collateral.

Foreign investing. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2019, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2019 were $4,070.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       22

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2018, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses and wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of MFC.

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: a) 0.825% of the first $500 million of the fund's aggregate net assets; b) 0.800% of the next $500 million of the fund's aggregate net assets; and c) 0.750% of the fund's aggregate net assets in excess of $1 billion. However, when aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee for the day is 0.750% on all asset levels. Aggregate net assets include the net assets of the fund and Blue Chip Growth Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with T.Rowe Price Associates, Inc. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended

SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       23

February 28, 2019, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This agreement expires on June 30, 2020, unless renewed by mutual agreement of the Fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to each of Class A and Class C shares in an amount equal to the amount by which the expenses of Class A and Class C shares, as applicable, exceed 1.14% and 1.89%, respectively, of the average net assets (on an annualized basis) attributable to the class. For purposes of this agreement, "expenses of Class A and Class C shares" means all expenses of the applicable class (including fund expenses attributable to the class), excluding taxes, brokerage commissions, interest expense, underlying fund expenses (acquired fund fees), litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and short dividend expense. This agreement expires on December 31, 2019, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has voluntarily agreed to waive a portion of its management fees for this fund. This voluntary waiver is the amount that the subadvisory fee is reduced by T.Rowe Price Associates, Inc. This voluntary expense reimbursement may be terminated at any time.

The expense reductions described above amounted to the following for the six months ended February 28, 2019:

Class	Expense reduction	Class	Expense reduction
Class A	$136,563	Class 1	$280,512
Class C	11,017	Total	$657,787
Class NAV	229,695

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2019 were equivalent to a net annual effective rate of 0.71% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class C and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee
Class A	0.30%
Class C	1.00%
Class 1	0.05%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $804,690 for the six months ended February 28, 2019. Of this amount, $133,643 was retained and used for

SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       24

printing prospectuses, advertising, sales literature and other purposes, $667,878 was paid as sales commissions to broker-dealers and $3,169 was paid as sales commissions to sales personnel of Signator Investors, Inc., which had been a broker-dealer affiliate of the Advisor through November 2, 2018.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2019, CDSCs received by the Distributor amounted to $9,824 and $6,841 for Class A and Class C shares, respectively.

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 28, 2019 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$701,564	$262,585
Class C	318,515	35,759
Class 1	405,682	—
Total	$1,425,761	$298,344

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or lender	Weighted average loan balance	Days outstanding	Weighted average interest rate	Interest income
Lender	$2,875,817	2	2.232%	$357

SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       25

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended February 28, 2019 and for the year ended August 31, 2018 were as follows:

		Six months ended 2-28-19			Year ended 8-31-18
	Shares	Amount		Shares	Amount
Class A shares
Sold	2,854,631	$108,506,853		4,760,628	$189,465,439
Distributions reinvested	968,455	31,823,438		1,263,865	45,587,659
Repurchased	(1,412,566)	(52,672,949)		(2,183,040)	(86,248,800)
Net increase	2,410,520	$87,657,342		3,841,453	$148,804,298
Class C shares
Sold	359,797	$13,365,831		782,783	$30,265,977
Distributions reinvested	142,720	4,524,235		163,415	5,745,653
Repurchased	(237,553)	(8,713,282)		(295,967)	(11,395,036)
Net increase	264,964	$9,176,784		650,231	$24,616,594
Class 1 shares
Sold	1,417,114	$55,481,989		4,691,600	$187,458,979
Distributions reinvested	3,241,857	107,986,261		5,449,778	198,426,434
Repurchased	(1,787,996)	(66,921,182)		(2,609,596)	(101,689,316)
Net increase	2,870,975	$96,547,068		7,531,782	$284,196,097
Class NAV shares
Sold	18,085,948	$772,916,417	1	593,073	$23,064,560
Distributions reinvested	2,882,972	96,204,768		3,562,147	129,840,260
Repurchased	(4,551,680)	(179,041,212)		(9,155,936)	(368,612,175)
Net increase (decrease)	16,417,240	$690,079,973		(5,000,716)	$(215,707,355)
Total net increase	21,963,699	$883,461,167		7,022,750	$241,909,634

1 Includes in-kind subscription of approximately $676.7 million by affiliates of the fund. The cost basis of the contributed securities is equal to the market value of the securities on the date of the subscription.

Affiliates of the fund owned 100%, of shares of Class 1 and Class NAV on February 28, 2019. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments and purchase in-kind, amounted to $881,515,833 and $905,481,953, respectively, for the six months ended February 28, 2019.

Note 7 — Industry or sector risk

The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       26

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 28, 2019 funds within the John Hancock group of funds complex held 38.5% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliated concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	14.7%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	10.8%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	6.2%

Note 9 — Investment in affiliated underlying funds

The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust*	4,045,679	19,008,057	(20,232,724)	2,821,012	—	—	$4,898	$4,003	$28,230,145
*Refer to the Securities lending note within Notes for details regarding this investment.

SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       27

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler**
Secretary and Chief Legal Officer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

T. Rowe Price Associates, Inc.

Portfolio Manager

Larry J. Puglia, CFA, CPA

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee
#Effective 6-19-18

**Effective 9-13-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK BLUE CHIP GROWTH FUND       28

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

Greater China Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Disciplined Alternative Yield

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Infrastructure

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 200 Berkeley Street ■ Boston, MA 02116-5010 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Blue Chip Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF767993	457SA 2/19 4/19

John Hancock

Disciplined Alternative Yield

(formerly John Hancock Redwood Fund)

Semiannual report 2/28/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investments at 800-225-5291 (Class A and Class C shares) or 888-972-8696 (Class I, Class R6 and Class NAV) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investments or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investments or your financial intermediary.

A message to shareholders

Dear shareholder,

The six months ended February 28, 2019 were challenging for equity investors as stock markets across many major economies worldwide posted losses, despite rebounding during the first few months of the new year. In the United States, new tariffs on a range of imports and heightened fears of a full-blown trade war with China weighed on investor sentiment despite relatively supportive U.S. economic fundamentals.

Looking overseas, global economic growth slowed somewhat in the latter half of 2018, and international markets faced some challenging headwinds that may not abate in the near future. Short-term yields rose higher as concerns about the strength of the broader global economy and the durability of the now decade-old bull market led investors to dial back risk exposures.

Your best resource in unpredictable and volatile markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee investment returns and does not eliminate risk of loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Disciplined Alternative Yield

2	Your fund at a glance
3	Portfolio summary
4	A look at performance
6	Your expenses
8	Fund's investments
14	Financial statements
17	Financial highlights
22	Notes to financial statements
29	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED ALTERNATIVE YIELD FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation with a high degree of downside protection and reduced volatility relative to the broad U.S. equity market.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/19 (%)

The ICE Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index tracks the performance of three month U.S. treasury bills.

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks and is included as a broad measure of market performance.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

1	Class A shares were first offered on 12-30-13. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED ALTERNATIVE YIELD FUND       2

Portfolio summary

SECTOR COMPOSITION AS OF 2/28/19 (%)

TOP 10 HOLDINGS AS OF 2/28/19 (%)

Citigroup, Inc.	9.9
Apple, Inc.	5.3
Delta Air Lines, Inc.	5.0
The Goldman Sachs Group, Inc.	3.8
Intel Corp.	3.6
Diamondback Energy, Inc.	3.6
Lowe's Companies, Inc.	3.3
Comcast Corp., Class A	3.1
AT&T, Inc.	2.9
Bank of America Corp.	2.9
TOTAL	43.4
As a percentage of total investments.
Cash and cash equivalents are not included.

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED ALTERNATIVE YIELD FUND       3

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  FEBRUARY 28, 2019

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception[1]	6-month	5-year	Since inception[1]
Class A2	-2.36	0.85	2.89	-5.54	4.30	23.50
Class C2	1.05	1.26	3.18	-1.87	6.44	26.19
Class I2,3	3.15	2.19	3.83	-0.44	11.47	32.14
Class R6[2,3]	3.16	2.34	3.93	-0.40	12.25	33.07
Class NAV[3]	3.27	2.36	3.94	-0.38	12.37	33.21
Index 1†	2.04	0.70	0.50	1.10	3.55	3.75
Index 2†	4.68	10.67	15.05	-3.04	66.00	182.89

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the contingent deferred sales charges (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the fund. The expense ratios are as follows:

	Class A	Class C	Class I	Class R6	Class NAV
Gross (%)	1.84	2.54	1.55	1.45	1.43
Net (%)	1.83	2.53	1.54	1.44	1.42

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the ICE Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index; Index 2 is the S&P 500 Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED ALTERNATIVE YIELD FUND       4

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Disciplined Alternative Yield for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class C2,4	9-29-11	12,619	12,619	10,375	28,289
Class I2,3	9-29-11	13,214	13,214	10,375	28,289
Class R6[2,3]	9-29-11	13,307	13,307	10,375	28,289
Class NAV[3]	9-29-11	13,321	13,321	10,375	28,289

The ICE Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index tracks the performance of three month U.S. treasury bills.

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks and is included as a broad measure of market performance.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 9-29-11.
2	Class A, Class I, and Class R6 shares were first offered on 12-30-13; Class C shares were first offered on 6-27-14. Returns prior to these dates are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
3	For certain types of investors, as described in the fund's prospectuses.
4	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED ALTERNATIVE YIELD FUND       5

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2018, with the same investment held until February 28, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2018, with the same investment held until February 28, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
6	JOHN HANCOCK DISCIPLINED ALTERNATIVE YIELD FUND | SEMIANNUAL REPORT

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2018	Ending value on 2-28-2019	Expenses paid during period ended 2-28-2019[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$ 994.30	$ 8.95	1.81%
	Hypothetical example	1,000.00	1,015.80	9.05	1.81%
Class C	Actual expenses/actual returns	1,000.00	991.10	12.39	2.51%
	Hypothetical example	1,000.00	1,012.30	12.52	2.51%
Class I	Actual expenses/actual returns	1,000.00	995.60	7.57	1.53%
	Hypothetical example	1,000.00	1,017.20	7.65	1.53%
Class R6	Actual expenses/actual returns	1,000.00	996.00	6.98	1.41%
	Hypothetical example	1,000.00	1,017.80	7.05	1.41%
Class NAV	Actual expenses/actual returns	1,000.00	996.20	6.88	1.39%
	Hypothetical example	1,000.00	1,017.90	6.95	1.39%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED ALTERNATIVE YIELD FUND	7

Fund’s investments
AS OF 2-28-19 (unaudited)
	Shares	Value
Common stocks 106.9%		$86,429,320
(Cost $84,187,936)
Communication services 12.9%		10,460,517
Diversified telecommunication services 3.4%
AT&T, Inc. (A)	88,413	2,751,413
Entertainment 2.9%
The Walt Disney Company (A)	20,900	2,358,356
Interactive media and services 1.1%
Alphabet, Inc., Class A (A)(B)	800	901,240
Media 5.5%
Comcast Corp., Class A (A)	75,800	2,931,186
Liberty Global PLC, Series C (A)(B)	59,800	1,518,322
Consumer discretionary 18.4%		14,899,555
Auto components 1.1%
Lear Corp. (A)	5,700	866,799
Hotels, restaurants and leisure 5.7%
Las Vegas Sands Corp. (A)	40,800	2,506,344
Royal Caribbean Cruises, Ltd. (A)	7,800	924,144
Wyndham Hotels & Resorts, Inc. (A)	23,400	1,230,138
Household durables 2.5%
Toll Brothers, Inc. (A)	56,200	2,000,720
Multiline retail 3.9%
Dollar General Corp. (A)	16,900	2,001,974
Macy's, Inc. (A)	47,700	1,182,483
Specialty retail 5.2%
Dick's Sporting Goods, Inc. (A)	28,900	1,128,834
Lowe's Companies, Inc. (A)	29,100	3,058,119
Consumer staples 3.0%		2,453,675
Food and staples retailing 3.0%
The Kroger Company (A)	58,900	1,727,537
Walgreens Boots Alliance, Inc. (A)	10,200	726,138
Energy 10.6%		8,566,824
Oil, gas and consumable fuels 10.6%
Cimarex Energy Company (A)	12,700	913,257
ConocoPhillips (A)	20,400	1,384,140
Diamondback Energy, Inc. (A)	32,800	3,376,104
Marathon Petroleum Corp. (A)	14,100	874,341
Parsley Energy, Inc., Class A (A)(B)	111,300	2,018,982
8	JOHN HANCOCK DISCIPLINED ALTERNATIVE YIELD FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials 31.8%		$25,670,182
Banks 20.0%
Bank of America Corp. (A)	92,600	2,692,808
Citigroup, Inc. (A)	145,900	9,334,681
JPMorgan Chase & Co. (A)	17,600	1,836,736
KeyCorp (A)	50,000	883,000
Wells Fargo & Company (A)	29,200	1,456,788
Capital markets 7.6%
TD Ameritrade Holding Corp. (A)	45,800	2,579,914
The Goldman Sachs Group, Inc. (A)	17,900	3,520,930
Consumer finance 1.3%
Capital One Financial Corp. (A)	12,400	1,036,392
Insurance 2.9%
Everest Re Group, Ltd. (A)	10,300	2,328,933
Health care 6.1%		4,937,754
Biotechnology 1.2%
Gilead Sciences, Inc. (A)	15,000	975,300
Health care providers and services 3.0%
CVS Health Corp. (A)	18,000	1,040,940
HCA Healthcare, Inc. (A)	10,200	1,418,208
Pharmaceuticals 1.9%
Bristol-Myers Squibb Company (A)	29,100	1,503,306
Industrials 5.8%		4,685,310
Airlines 5.8%
Delta Air Lines, Inc. (A)	94,500	4,685,310
Information technology 18.3%		14,755,503
Semiconductors and semiconductor equipment 4.2%
Intel Corp. (A)	64,400	3,410,624
Software 3.2%
Nuance Communications, Inc. (A)(B)	154,300	2,587,611
Technology hardware, storage and peripherals 10.9%
Apple, Inc. (A)	28,900	5,004,035
HP, Inc. (A)	90,100	1,777,673
NetApp, Inc. (A)	30,300	1,975,560

	Yield (%)	Shares	Value
Short-term investments 9.2%			$7,444,423
(Cost $7,444,423)
Money market funds 9.2%			7,444,423
State Street Institutional U.S. Government Money Market Fund, Premier Class	2.3457(C)	7,444,423	7,444,423

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED ALTERNATIVE YIELD FUND	9

Total investments (Cost $91,632,359) 116.1%	$93,873,743
Other assets and liabilities, net (16.1%)	(12,993,676)
Total net assets 100.0%	$80,880,067

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	All or a portion of this security is segregated as collateral for options. Total collateral value at 2-28-19 was $85,629,851.
(B)	Non-income producing security.
(C)	The rate shown is the annualized seven-day yield as of 2-28-19.
10	JOHN HANCOCK DISCIPLINED ALTERNATIVE YIELD FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange-traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Exchange-traded	Alphabet, Inc., Class A	USD	880.00	Jun 2019	8	800	$160,774	$(205,480)
Exchange-traded	Apple, Inc.	USD	145.00	Jun 2019	51	5,100	127,393	(148,793)
Exchange-traded	Apple, Inc.	USD	175.00	Jun 2019	60	6,000	257,881	(48,600)
Exchange-traded	Apple, Inc.	USD	180.00	Jun 2019	43	4,300	184,816	(24,833)
Exchange-traded	Apple, Inc.	USD	150.00	Jul 2019	52	5,200	190,968	(136,240)
Exchange-traded	Apple, Inc.	USD	165.00	Jul 2019	83	8,300	219,130	(123,670)
Exchange-traded	AT&T, Inc.	USD	28.00	Mar 2019	443	44,300	129,782	(140,653)
Exchange-traded	AT&T, Inc.	USD	28.00	Apr 2019	122	12,200	39,889	(39,955)
Exchange-traded	AT&T, Inc.	USD	27.00	Jun 2019	319	31,900	88,032	(136,373)
Exchange-traded	Bank of America Corp.	USD	26.00	Jun 2019	156	15,600	54,905	(56,940)
Exchange-traded	Bank of America Corp.	USD	23.00	Aug 2019	770	77,000	352,629	(500,500)
Exchange-traded	Bristol-Myers Squibb Company	USD	43.00	Jun 2019	291	29,100	250,829	(283,725)
Exchange-traded	Capital One Financial Corp.	USD	70.00	Jun 2019	124	12,400	165,162	(182,280)
Exchange-traded	Cimarex Energy Company	USD	75.00	Mar 2019	127	12,700	224,676	(9,843)
Exchange-traded	Citigroup, Inc.	USD	62.50	Jun 2019	700	70,000	843,465	(288,750)
Exchange-traded	Citigroup, Inc.	USD	65.00	Jun 2019	567	56,700	695,680	(156,209)
Exchange-traded	Citigroup, Inc.	USD	60.00	Sep 2019	192	19,200	136,695	(130,560)
Exchange-traded	Comcast Corp.	USD	32.50	Apr 2019	391	39,100	237,320	(246,330)
Exchange-traded	Comcast Corp.	USD	30.00	Jan 2020	367	36,700	270,463	(345,898)
Exchange-traded	ConocoPhillips	USD	55.00	May 2019	204	20,400	280,081	(273,870)
Exchange-traded	CVS Health Corp.	USD	55.00	Jan 2020	180	18,000	213,650	(131,400)
Exchange-traded	Delta Air Lines, Inc.	USD	40.00	Jun 2019	545	54,500	481,755	(554,538)
Exchange-traded	Delta Air Lines, Inc.	USD	38.00	Jan 2020	400	40,000	473,580	(513,000)
Exchange-traded	Diamondback Energy, Inc.	USD	85.00	Sep 2019	100	10,000	318,363	(223,500)
Exchange-traded	Diamondback Energy, Inc.	USD	90.00	Sep 2019	228	22,800	341,304	(427,500)
Exchange-traded	Dick’s Sporting Goods, Inc.	USD	25.00	Jun 2019	289	28,900	259,220	(407,490)
Exchange-traded	Dollar General Corp.	USD	90.00	May 2019	89	8,900	153,698	(258,990)
Exchange-traded	Dollar General Corp.	USD	95.00	Aug 2019	80	8,000	166,955	(203,200)
Exchange-traded	Everest Re Group, Ltd.	USD	195.00	Apr 2019	61	6,100	184,033	(190,930)
Exchange-traded	Everest Re Group, Ltd.	USD	185.00	Jul 2019	42	4,200	137,729	(174,720)
Exchange-traded	Gilead Sciences, Inc.	USD	65.00	Aug 2019	150	15,000	108,293	(61,125)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED ALTERNATIVE YIELD FUND	11

Options on securities (continued)
Counterparty (OTC)/ Exchange-traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
Exchange-traded	HCA Healthcare, Inc.	USD	100.00	Mar 2019	35	3,500	$84,052	$(135,625)
Exchange-traded	HCA Healthcare, Inc.	USD	120.00	Sep 2019	67	6,700	169,974	(160,800)
Exchange-traded	HP, Inc.	USD	18.00	Aug 2019	901	90,100	272,029	(222,547)
Exchange-traded	Intel Corp.	USD	37.00	Jun 2019	255	25,500	232,411	(415,650)
Exchange-traded	Intel Corp.	USD	39.00	Jun 2019	389	38,900	306,276	(554,325)
Exchange-traded	JPMorgan Chase & Co.	USD	85.00	Mar 2019	87	8,700	96,479	(170,738)
Exchange-traded	JPMorgan Chase & Co.	USD	90.00	Jan 2020	89	8,900	144,353	(151,968)
Exchange-traded	KeyCorp	USD	16.00	Jun 2019	500	50,000	149,261	(96,000)
Exchange-traded	Las Vegas Sands Corp.	USD	50.00	Mar 2019	151	15,100	160,355	(175,160)
Exchange-traded	Las Vegas Sands Corp.	USD	40.00	Jun 2019	257	25,700	359,016	(558,333)
Exchange-traded	Lear Corp.	USD	120.00	Mar 2019	1	100	1,725	(3,215)
Exchange-traded	Lear Corp.	USD	145.00	Mar 2019	56	5,600	123,308	(46,760)
Exchange-traded	Liberty Global PLC	USD	20.00	Apr 2019	598	59,800	163,231	(334,880)
Exchange-traded	Lowe's Companies, Inc.	USD	90.00	Apr 2019	75	7,500	157,945	(119,250)
Exchange-traded	Lowe's Companies, Inc.	USD	75.00	Jun 2019	216	21,600	519,204	(659,872)
Exchange-traded	Macy’s, Inc.	USD	25.00	May 2019	477	47,700	104,469	(74,412)
Exchange-traded	Marathon Petroleum Corp.	USD	60.00	Jun 2019	141	14,100	109,974	(69,443)
Exchange-traded	NetApp, Inc.	USD	45.00	Jun 2019	9	900	15,119	(18,338)
Exchange-traded	NetApp, Inc.	USD	50.00	Jun 2019	30	3,000	41,038	(47,400)
Exchange-traded	NetApp, Inc.	USD	55.00	Jun 2019	114	11,400	114,122	(130,815)
Exchange-traded	NetApp, Inc.	USD	50.00	Sep 2019	150	15,000	205,642	(249,000)
Exchange-traded	Nuance Communications, Inc.	USD	13.00	Jul 2019	1,543	154,300	419,638	(609,485)
Exchange-traded	Parsley Energy, Inc.	USD	15.00	Jun 2019	1,113	111,300	309,519	(422,940)
Exchange-traded	Royal Caribbean Cruises, Ltd.	USD	100.00	Jun 2019	78	7,800	177,991	(154,440)
Exchange-traded	TD Ameritrade Holding Corp.	USD	40.00	May 2019	224	22,400	268,117	(370,720)
Exchange-traded	TD Ameritrade Holding Corp.	USD	45.00	May 2019	234	23,400	280,016	(274,950)
Exchange-traded	The Goldman Sachs Group, Inc.	USD	190.00	Jun 2019	43	4,300	137,898	(63,963)
Exchange-traded	The Goldman Sachs Group, Inc.	USD	165.00	Jul 2019	94	9,400	196,613	(331,585)
Exchange-traded	The Goldman Sachs Group, Inc.	USD	170.00	Jan 2020	42	4,200	100,069	(152,565)
Exchange-traded	The Kroger Company	USD	24.00	Apr 2019	336	33,600	161,938	(186,480)
12	JOHN HANCOCK DISCIPLINED ALTERNATIVE YIELD FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Options on securities (continued)
Counterparty (OTC)/ Exchange-traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
Exchange-traded	The Kroger Company	USD	23.00	Jul 2019	253	25,300	$153,560	$(170,775)
Exchange-traded	The Walt Disney Company	USD	95.00	Jul 2019	125	12,500	260,867	(243,125)
Exchange-traded	The Walt Disney Company	USD	97.50	Jul 2019	84	8,400	130,195	(143,850)
Exchange-traded	Toll Brothers, Inc.	USD	27.00	Jun 2019	305	30,500	259,846	(268,400)
Exchange-traded	Toll Brothers, Inc.	USD	29.00	Jun 2019	257	25,700	219,209	(186,325)
Exchange-traded	Walgreens Boots Alliance, Inc.	USD	62.50	Jul 2019	102	10,200	113,929	(101,490)
Exchange-traded	Wells Fargo & Company	USD	50.00	Jun 2019	135	13,500	99,152	(28,080)
Exchange-traded	Wells Fargo & Company	USD	45.00	Jul 2019	157	15,700	79,593	(91,453)
Exchange-traded	Wyndham Hotels & Resorts, Inc.	USD	45.00	Aug 2019	234	23,400	209,886	(209,430)
							$14,857,169	$(15,030,482)
Puts
Exchange-traded	Alphabet, Inc., Class A	USD	1,000.00	Mar 2019	30	3,000	$62,908	$(2,025)
Exchange-traded	Alphabet, Inc., Class A	USD	970.00	Jun 2019	20	2,000	92,538	(20,700)
							$155,446	$(22,725)
							$15,012,615	$(15,053,207)

Derivatives Currency Abbreviations
USD	U.S. Dollar
At 2-28-19, the aggregate cost of investments for federal income tax purposes was $80,221,355. Net unrealized depreciation aggregated to $1,400,819, of which $4,180,117 related to gross unrealized appreciation and $5,580,936 related to gross unrealized depreciation.
OTC is an abbreviation for over-the-counter. See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED ALTERNATIVE YIELD FUND	13

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-19 (unaudited)

Assets
Unaffiliated investments, at value (Cost $91,632,359)	$93,873,743
Dividends and interest receivable	168,076
Receivable for fund shares sold	48,169
Receivable for investments sold	3,231,933
Receivable from affiliates	136
Other assets	32,599
Total assets	97,354,656
Liabilities
Written options, at value (Premiums received $15,012,615)	15,053,207
Payable for investments purchased	1,261,844
Payable for fund shares repurchased	92,768
Payable to affiliates
Accounting and legal services fees	4,465
Transfer agent fees	1,375
Trustees' fees	167
Other liabilities and accrued expenses	60,763
Total liabilities	16,474,589
Net assets	$80,880,067
Net assets consist of
Paid-in capital	$76,586,553
Total distributable earnings (loss)	4,293,514
Net assets	$80,880,067

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($449,105 ÷ 41,627 shares)[1]	$10.79
Class C ($65,577 ÷ 6,247 shares)[1]	$10.50
Class I ($5,963,723 ÷ 545,425 shares)	$10.93
Class R6 ($8,834,841 ÷ 802,347 shares)	$11.01
Class NAV ($65,566,821 ÷ 5,953,241 shares)	$11.01
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$11.36

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
14	JOHN HANCOCK Disciplined Alternative Yield Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended  2-28-19 (unaudited)

Investment income
Dividends	$873,137
Interest	218,547
Total investment income	1,091,684
Expenses
Investment management fees	541,285
Distribution and service fees	895
Accounting and legal services fees	7,340
Transfer agent fees	3,179
Trustees' fees	694
Custodian fees	11,006
State registration fees	34,341
Printing and postage	11,056
Professional fees	35,262
Other	6,643
Total expenses	651,701
Less expense reductions	(19,112)
Net expenses	632,589
Net investment income	459,095
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(468,714)
Written options	8,112,131
7,643,417
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(9,809,282)
Written options	1,420,229
(8,389,053)
Net realized and unrealized loss	(745,636)
Decrease in net assets from operations	$(286,541)

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Alternative Yield Fund	15

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-19 (unaudited)	Year ended 8-31-18
Increase (decrease) in net assets
From operations
Net investment income	$459,095	$237,396
Net realized gain	7,643,417	4,634,493
Change in net unrealized appreciation (depreciation)	(8,389,053)	28,274
Increase (decrease) in net assets resulting from operations	(286,541)	4,900,163
Distributions to shareholders
From net investment income and net realized gain
Class A	(6,488)	—
Class C	(862)	—
Class I	(50,630)	—
Class R6	(187,486)	—
Class NAV	(1,521,557)	—
Total distributions	(1,767,023)	—
From fund share transactions	(7,337,050)	(14,955,104)
Total decrease	(9,390,614)	(10,054,941)
Net assets
Beginning of period	90,270,681	100,325,622
End of period[1]	$80,880,067	$90,270,681

[1]	Net assets - End of period includes undistributed net investment income of $343,486 at August 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
16	JOHN HANCOCK Disciplined Alternative Yield Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14 [2]
Per share operating performance
Net asset value, beginning of period	$11.04	$10.52	$10.07	$10.73	$11.52	$11.28
Net investment income (loss)[3]	0.04	(0.02)	(0.05)	(0.05)	(0.08)	(0.08)
Net realized and unrealized gain (loss) on investments	(0.11)	0.54	0.50	0.20	(0.17)	0.32
Total from investment operations	(0.07)	0.52	0.45	0.15	(0.25)	0.24
Less distributions
From net investment income	(0.04)	—	—	—	—	—
From net realized gain	(0.14)	—	—	(0.81)	(0.54)	—
Total distributions	(0.18)	—	—	(0.81)	(0.54)	—
Net asset value, end of period	$10.79	$11.04	$10.52	$10.07	$10.73	$11.52
Total return (%)[4,5]	(0.57) [6]	4.94	4.47	1.50	(2.24)	2.13 [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [7]	$— [7]	$1	$— [7]	$1	$— [7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.85 [8]	1.82	1.76	1.60	3.12	6.19 [8]
Expenses including reductions	1.81 [8]	1.80	1.76	1.59	1.70	1.62 [8]
Net investment income (loss)	0.66 [8]	(0.20)	(0.45)	(0.45)	(0.74)	(1.07) [8]
Portfolio turnover (%)	37	73	124	82	89	86 [9]

[1]	Six months ended 2-28-19. Unaudited.
[2]	The inception date for Class A shares is 12-30-13.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Portfolio turnover is shown for the period from 9-1-13 to 8-31-14.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Alternative Yield Fund	17

CLASS C SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14 [2]
Per share operating performance
Net asset value, beginning of period	$10.74	$10.31	$9.93	$10.67	$11.53	$11.46
Net investment loss[3]	(0.01)	(0.09)	(0.12)	(0.12)	(0.16)	(0.04)
Net realized and unrealized gain (loss) on investments	(0.09)	0.52	0.50	0.19	(0.16)	0.11
Total from investment operations	(0.10)	0.43	0.38	0.07	(0.32)	0.07
Less distributions
From net realized gain	(0.14)	—	—	(0.81)	(0.54)	—
Net asset value, end of period	$10.50	$10.74	$10.31	$9.93	$10.67	$11.53
Total return (%)[4,5]	(0.89) [6]	4.17	3.83	0.72	(2.86)	0.61 [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [7]	$— [7]	$— [7]	$— [7]	$— [7]	$— [7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.55 [8]	2.52	2.44	2.30	8.25	19.72 [8]
Expenses including reductions	2.51 [8]	2.50	2.44	2.29	2.40	2.40 [8]
Net investment loss	(0.11) [8]	(0.88)	(1.23)	(1.16)	(1.46)	(1.91) [8]
Portfolio turnover (%)	37	73	124	82	89	86 [9]

[1]	Six months ended 2-28-19. Unaudited.
[2]	The inception date for Class C shares is 6-27-14.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Portfolio turnover is shown for the period from 9-1-13 to 8-31-14.
18	JOHN HANCOCK Disciplined Alternative Yield Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14 [2]
Per share operating performance
Net asset value, beginning of period	$11.21	$10.65	$10.16	$10.79	$11.54	$11.28
Net investment income (loss)[3]	0.06	0.01	(0.03)	(0.02)	(0.04)	(0.06)
Net realized and unrealized gain (loss) on investments	(0.13)	0.55	0.52	0.20	(0.17)	0.32
Total from investment operations	(0.07)	0.56	0.49	0.18	(0.21)	0.26
Less distributions
From net investment income	(0.07)	—	—	—	—	—
From net realized gain	(0.14)	—	—	(0.81)	(0.54)	—
Total distributions	(0.21)	—	—	(0.81)	(0.54)	—
Net asset value, end of period	$10.93	$11.21	$10.65	$10.16	$10.79	$11.54
Total return (%)[4]	(0.44) [5]	5.26	4.82	1.79	(1.87)	2.30 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$6	$3	$5	$14	$29	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.57 [7]	1.53	1.40	1.28	1.33	5.87 [7]
Expenses including reductions	1.53 [7]	1.50	1.39	1.27	1.32	1.30 [7]
Net investment income (loss)	1.06 [7]	0.09	(0.28)	(0.15)	(0.38)	(0.75) [7]
Portfolio turnover (%)	37	73	124	82	89	86 [8]

[1]	Six months ended 2-28-19. Unaudited.
[2]	The inception date for Class I shares is 12-30-13.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 9-1-13 to 8-31-14.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Alternative Yield Fund	19

CLASS R6 SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14 [2]
Per share operating performance
Net asset value, beginning of period	$11.29	$10.72	$10.21	$10.83	$11.55	$11.28
Net investment income (loss)[3]	0.06	0.03	(0.01)	— [4]	(0.02)	(0.05)
Net realized and unrealized gain (loss) on investments	(0.11)	0.54	0.52	0.19	(0.16)	0.32
Total from investment operations	(0.05)	0.57	0.51	0.19	(0.18)	0.27
Less distributions
From net investment income	(0.09)	—	—	—	—	—
From net realized gain	(0.14)	—	—	(0.81)	(0.54)	—
Total distributions	(0.23)	—	—	(0.81)	(0.54)	—
Net asset value, end of period	$11.01	$11.29	$10.72	$10.21	$10.83	$11.55
Total return (%)[5]	(0.40) [6]	5.32	5.00	1.88	(1.61)	2.39 [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$9	$11	$12	$11	$11	$— [7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.45 [8]	1.43	1.34	1.19	1.28	5.78 [8]
Expenses including reductions	1.41 [8]	1.40	1.33	1.16	1.16	1.16 [8]
Net investment income (loss)	1.03 [8]	0.25	(0.11)	(0.03)	(0.20)	(0.60) [8]
Portfolio turnover (%)	37	73	124	82	89	86 [9]

[1]	Six months ended 2-28-19. Unaudited.
[2]	The inception date for Class R6 shares is 12-30-13.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Portfolio turnover is shown for the period from 9-1-13 to 8-31-14.
20	JOHN HANCOCK Disciplined Alternative Yield Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$11.30	$10.72	$10.21	$10.83	$11.56	$11.17
Net investment income (loss)[2]	0.06	0.03	(0.02)	— [3]	(0.02)	(0.07)
Net realized and unrealized gain (loss) on investments	(0.12)	0.55	0.53	0.19	(0.17)	0.67
Total from investment operations	(0.06)	0.58	0.51	0.19	(0.19)	0.60
Less distributions
From net investment income	(0.09)	—	—	—	—	—
From net realized gain	(0.14)	—	—	(0.81)	(0.54)	(0.21)
Total distributions	(0.23)	—	—	(0.81)	(0.54)	(0.21)
Net asset value, end of period	$11.01	$11.30	$10.72	$10.21	$10.83	$11.56
Total return (%)[4]	(0.38) [5]	5.41	5.00	1.88	(1.69)	5.44
Ratios and supplemental data
Net assets, end of period (in millions)	$66	$76	$83	$446	$513	$546
Ratios (as a percentage of average net assets):
Expenses before reductions	1.44 [6]	1.41	1.23	1.17	1.16	1.16
Expenses including reductions	1.39 [6]	1.39	1.22	1.16	1.16	1.15
Net investment income (loss)	1.02 [6]	0.26	(0.23)	(0.03)	(0.21)	(0.59)
Portfolio turnover (%)	37	73	124	82	89	86

[1]	Six months ended 2-28-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Alternative Yield Fund	21

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Disciplined Alternative Yield Fund (formerly known as John Hancock Redwood Fund) (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation with a high degree of downside protection and reduced volatility relative to the broad U.S. equity market.

The fund may offer multiple classes of shares. The shares currently offered by the fund are shown on the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation (MFC), and certain 529 plans. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Options listed on an exchange are valued at the mid-price of the last quoted bid and ask prices from the primary exchange where the option trades.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED ALTERNATIVE YIELD FUND       22

own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 28, 2019, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2019, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2019 were $1,071.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED ALTERNATIVE YIELD FUND       23

For federal income tax purposes, as of August 31, 2018, the fund has a short-term capital loss carryforward of $734,610 and a long-term capital loss carryforward of $250,032 available to offset future net realized capital gains. These carryforwards do not expire.

As of August 31, 2018, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to straddle loss deferrals, wash sale loss deferrals, and litigation proceeds.

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Certain options are traded on an exchange. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED ALTERNATIVE YIELD FUND       24

against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the fund.

During the six months ended February 28, 2019, the fund wrote option contracts to gain exposure to certain securities markets, substitute for securities purchased, provide downside protection for the fund and generate premium income. The fund held written options contracts with market values ranging from $13.1 million to $17.4 million, as measured at each quarter end.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at February 28, 2019 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Asset derivatives fair value	Liabilities derivative fair value
Equity	Written options, at value	Written options	—	($15,053,207)

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2019:

Statement of operations location - net realized gain (loss) on:
Risk	Written options
Equity	$8,112,131

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2019:

Statement of operations location - change in unrealized appreciation (depreciation)
Risk	Written options
Equity	$1,420,229

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of MFC.

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: If average daily net assets are less than $200 million, then the following fee schedule applies: a) 1.200% of the first $100 million of average daily net assets and b) 1.150% of the next $100 million of average daily net assets. If average daily net assets equal or exceed $200 million, then the following fee schedule applies: a) 1.100% of the first $500 million of average daily net assets and b) 1.050% of the fund's average daily net assets in excess of $500 million. The Advisor has a subadvisory agreement with Boston Partners Global Investors, Inc. The fund is not responsible for payment of the subadvisory fees.

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED ALTERNATIVE YIELD FUND       25

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2019, this waiver amounted to 0.01% of the fund's average net assets on an annualized basis. This agreement expires on June 30, 2020, unless renewed by mutual agreement of the Fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has voluntarily agreed to limit the fund's total expenses, excluding transfer agent fees, distribution and service fees, interest and certain other expenses, to 0.20% of the fund's average daily NAV, on an annual basis. For purposes of this agreement, "expenses of the fund" means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e ) management fees, (f) class-specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense. This agreement will continue in effect until terminated at any time by the advisor on notice to the fund.

The expense reductions described above amounted to the following for the six months ended February 28, 2019:

Class	Expense reduction	Class	Expense reduction
Class A	$79	Class R6	$2,100
Class C	14	Class NAV	16,203
Class I	716	Total	$19,112

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2019 were equivalent to a net annual effective rate of 1.16% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee
Class A	0.30%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $225 for the six months ended February 28, 2019. Of this amount, $37 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $188 was paid as sales commissions to broker-dealers.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED ALTERNATIVE YIELD FUND       26

to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2019, there were no CDSCs received by the Distributor for Class A and Class C shares.

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 28, 2019 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$543	$204
Class C	352	39
Class I	—	2,275
Class R6	—	661
Total	$895	$3,179

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended February 28, 2019 and for the year ended August 31, 2018 were as follows:

		Six months ended 2-28-19		Year ended 8-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	14,329	$155,362	15,804	$170,238
Distributions reinvested	639	6,488	—	—
Repurchased	(1,745)	(18,713)	(40,482)	(433,928)
Net increase (decrease)	13,223	$143,137	(24,678)	$(263,690)
Class C shares
Distributions reinvested	21	$210	—	$$
Repurchased	(1,820)	(19,377)	(4,123)	(42,882)
Net decrease	(1,799)	$(19,167)	(4,123)	$(42,882)
Class I shares
Sold	359,117	$3,856,837	25,103	$275,524
Distributions reinvested	4,920	50,630	—	—
Repurchased	(64,822)	(682,889)	(260,379)	(2,819,152)
Net increase (decrease)	299,215	$3,224,578	(235,276)	$(2,543,628)

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED ALTERNATIVE YIELD FUND       27

		Six months ended 2-28-19		Year ended 8-31-18
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	18,290	$199,626	64,197	$702,197
Distributions reinvested	18,097	187,486	—	—
Repurchased	(181,384)	(1,962,661)	(225,980)	(2,463,406)
Net decrease	(144,997)	$(1,575,549)	(161,783)	$(1,761,209)
Class NAV shares
Sold	1,160,035	$12,590,504	491,409	$5,371,111
Distributions reinvested	146,869	1,521,557	—	—
Repurchased	(2,118,763)	(23,222,110)	(1,435,653)	(15,714,806)
Net decrease	(811,859)	$(9,110,049)	(944,244)	$(10,343,695)
Total net decrease	(646,217)	$(7,337,050)	(1,370,104)	$(14,955,104)

Affiliates of the fund owned 77% and 100% of shares of Class C and Class NAV, respectively, on February 28, 2019. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $45,545,369 and $31,392,383, respectively, for the six months ended February 28, 2019.

Note 8 — Industry or sector risk

The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

Note 9 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 28, 2019, John Hancock Funds II Alternative Asset Allocation Fund owned 81.1% of the fund's net assets.

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED ALTERNATIVE YIELD FUND       28

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler**
Secretary and Chief Legal Officer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Boston Partners Global Investors, Inc.

Portfolio Manager

Todd G. Hawthorne

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee
#Effective 6-19-18

**Effective 9-13-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED ALTERNATIVE YIELD FUND       29

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

Greater China Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Disciplined Alternative Yield

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Infrastructure

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 200 Berkeley Street ■ Boston, MA 02116-5010 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Disciplined Alternative Yield. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF767000	423SA 2/19 4/19

John Hancock

Emerging Markets Fund

Semiannual report 2/28/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investments at 800-225-5291 (Class A and Class C shares) or 888-972-8696 (Class I, Class R6 and Class NAV) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investments or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investments or your financial intermediary.

A message to shareholders

Dear shareholder,

The six months ended February 28, 2019 were challenging for equity investors as stock markets across many major economies worldwide posted losses, despite rebounding during the first few months of the new year. In the United States, new tariffs on a range of imports and heightened fears of a full-blown trade war with China weighed on investor sentiment despite relatively supportive U.S. economic fundamentals.

Looking overseas, global economic growth slowed somewhat in the latter half of 2018, and international markets faced some challenging headwinds that may not abate in the near future. Concerns about the potential for a more widespread global economic slowdown led to a significant increase in volatility as well as a flight to quality.

Your best resource in unpredictable and volatile markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee investment returns and does not eliminate risk of loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Emerging Markets Fund

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund's investments
14	Financial statements
17	Financial highlights
22	Notes to financial statements
32	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/19 (%)

The MSCI Emerging Markets Index is an unmanaged index designed to measure the performance of developing markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       2

Portfolio summary

SECTOR COMPOSITION AS OF 2/28/19 (%)

TOP 10 HOLDINGS AS OF 2/28/19 (%)

Samsung Electronics Company, Ltd.	2.2
Taiwan Semiconductor Manufacturing Company, Ltd.	1.9
HDFC Bank, Ltd.	1.0
Petroleo Brasileiro SA	0.9
Tencent Holdings, Ltd.	0.8
China Mobile, Ltd., ADR	0.7
Aowei Holdings, Ltd.	0.5
Vale SA	0.5
PTT PCL, Foreign Quota Shares	0.5
Banco Bradesco SA	0.4
TOTAL	9.4
As a percentage of net assets.
Cash and cash equivalents are not included.

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       3

TOP 10 COUNTRIES AS OF 2/28/19 (%)

South Korea	9.6
Taiwan	9.1
India	6.8
China	6.2
Brazil	5.8
South Africa	4.1
Hong Kong	2.7
Mexico	2.5
Malaysia	2.4
Thailand	2.2
TOTAL	51.4
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       4

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  FEBRUARY 28, 2019

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A1	-16.38	1.86	10.45	-7.25	9.65	170.15
Class C1	-13.43	2.24	10.86	-3.63	11.72	180.39
Class I1,2	-11.68	3.20	11.33	-2.15	17.07	192.52
Class R6[1,2]	-11.61	3.33	11.41	-2.07	17.78	194.49
Class NAV[2]	-11.66	3.33	11.45	-2.14	17.80	195.65
Index†	-9.89	4.13	10.32	0.33	22.45	167.13

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The expense ratios are as follows:

	Class A	Class C	Class I	Class R6	Class NAV
Gross (%)	1.44	2.14	1.14	1.04	1.03
Net (%)	1.43	2.13	1.13	1.03	1.02

Please refer to the most recent prospectuses and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the MSCI Emerging Markets Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Emerging Markets Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the MSCI Emerging Markets Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C1,3	2-28-09	28,039	28,039	26,713
Class I1,2	2-28-09	29,252	29,252	26,713
Class R6[1,2]	2-28-09	29,449	29,449	26,713
Class NAV[2]	2-28-09	29,565	29,565	26,713

The MSCI Emerging Markets Index (gross of foreign withholding tax on dividends) is an unmanaged index designed to measure the performance of developing markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Class A shares and Class I shares were first offered on 3-31-11; Class C shares were first offered on 6-27-14; Class R6 shares were first offered on 9-1-11. Returns prior to these dates are those of Class NAV shares (first offered on 5-1-07) that have not been adjusted for class-specific expenses; otherwise, returns would vary.
2	For certain types of investors, as described in the fund's prospectuses.
3	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       6

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2018, with the same investment held until February 28, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2018, with the same investment held until February 28, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	7

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2018	Ending value on 2-28-2019	Expenses paid during period ended 2-28-2019[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$ 976.70	$ 7.20	1.47%
	Hypothetical example	1,000.00	1,017.50	7.35	1.47%
Class C	Actual expenses/actual returns	1,000.00	973.40	10.62	2.17%
	Hypothetical example	1,000.00	1,014.00	10.84	2.17%
Class I	Actual expenses/actual returns	1,000.00	978.50	5.84	1.19%
	Hypothetical example	1,000.00	1,018.90	5.96	1.19%
Class R6	Actual expenses/actual returns	1,000.00	979.30	5.25	1.07%
	Hypothetical example	1,000.00	1,019.50	5.36	1.07%
Class NAV	Actual expenses/actual returns	1,000.00	978.60	5.15	1.05%
	Hypothetical example	1,000.00	1,019.60	5.26	1.05%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
8	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT

Fund’s investments
Summary of fund’s investments as of 2-28-19 (unaudited)
(showing percentage of total net assets)
This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling 1-800-225-5291. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.
	Shares	Value	% of Net Assets
Common stocks 58.0%		$264,459,901
(Cost $229,940,153)
Australia 0.0%		32,187	0.0%
Brazil 4.5%		20,338,830	4.5%
Ambev SA, ADR	137,104	621,081	0.2%
Banco Bradesco SA	31,502	323,143	0.1%
Embraer SA	117,868	598,730	0.1%
Itau Unibanco Holding SA	54,851	454,299	0.1%
Localiza Rent a Car SA	151,623	1,394,666	0.3%
Lojas Renner SA	56,051	645,844	0.2%
Petroleo Brasileiro SA	339,519	2,699,050	0.6%
Vale SA	183,276	2,298,178	0.5%
OTHER SECURITIES		11,303,839	2.4%
Chile 1.3%		5,711,874	1.3%
Enel Chile SA, ADR	191,458	999,411	0.2%
OTHER SECURITIES		4,712,463	1.1%
China 6.2%		28,265,691	6.2%
Alibaba Group Holding, Ltd., ADR (A)	9,919	1,815,470	0.4%
Aowei Holdings, Ltd. (A)	10,063,000	2,368,513	0.5%
Bank of China, Ltd., H Shares	1,570,075	732,397	0.2%
China Construction Bank Corp., H Shares	1,259,000	1,120,850	0.3%
CNOOC, Ltd.	372,000	646,090	0.2%
Industrial & Commercial Bank of China, Ltd., H Shares	831,000	640,945	0.2%
Ping An Insurance Group Company of China, Ltd., H Shares	104,500	1,104,706	0.3%
Tencent Holdings, Ltd.	87,800	3,759,881	0.9%
OTHER SECURITIES		16,076,839	3.2%
Colombia 0.2%		1,075,032	0.2%
Czech Republic 0.1%		474,795	0.1%
Egypt 0.1%		378,759	0.1%
Greece 0.2%		935,676	0.2%
Hong Kong 2.7%		12,346,871	2.7%
China Mobile, Ltd., ADR	61,686	3,250,235	0.7%
China Unicom Hong Kong, Ltd., ADR	141,623	1,671,151	0.4%
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	9

	Shares	Value	% of Net Assets
Hong Kong (continued)			2.7%
OTHER SECURITIES		$7,425,485	1.6%
Hungary 0.3%		1,364,649	0.3%
MOL Hungarian Oil & Gas PLC	76,637	894,099	0.2%
OTHER SECURITIES		470,550	0.1%
India 6.8%		31,163,674	6.8%
HDFC Bank, Ltd.	155,502	4,551,337	1.0%
Infosys, Ltd.	132,686	1,374,652	0.3%
Reliance Industries, Ltd.	105,484	1,829,826	0.4%
Tata Consultancy Services, Ltd.	20,922	583,401	0.2%
OTHER SECURITIES		22,824,458	4.9%
Indonesia 1.9%		8,542,837	1.9%
Mayora Indah Tbk PT	3,054,300	572,863	0.2%
Telekomunikasi Indonesia Persero Tbk PT	1,384,000	379,951	0.1%
Telekomunikasi Indonesia Persero Tbk PT, ADR	10,424	287,494	0.1%
OTHER SECURITIES		7,302,529	1.5%
Malaysia 2.4%		10,808,648	2.4%
Malta 0.0%		122,360	0.0%
Mexico 2.5%		11,314,928	2.5%
America Movil SAB de CV, Series L	963,579	691,648	0.2%
Grupo Elektra SAB de CV	12,161	630,074	0.2%
Grupo Mexico SAB de CV, Series B	330,759	831,298	0.2%
Organizacion Soriana SAB de CV, Series B (A)(B)	1,083,634	1,320,724	0.3%
OTHER SECURITIES		7,841,184	1.6%
Netherlands 0.0%		82,812	0.0%
Peru 0.1%		619,920	0.1%
Philippines 1.1%		5,112,690	1.1%
Poland 1.0%		4,345,792	1.0%
Romania 0.0%		100,181	0.0%
Russia 0.9%		4,017,617	0.9%
LUKOIL PJSC, ADR	7,737	643,342	0.2%
Sberbank of Russia PJSC, ADR	61,920	789,480	0.2%
OTHER SECURITIES		2,584,795	0.5%
Singapore 0.0%		45,505	0.0%
South Africa 4.1%		18,796,409	4.1%
AngloGold Ashanti, Ltd.	16,287	231,249	0.1%
AngloGold Ashanti, Ltd., ADR	32,648	462,622	0.1%
FirstRand, Ltd. (B)	145,851	664,243	0.2%
10	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value	% of Net Assets
South Africa (continued)			4.1%
MTN Group, Ltd.	203,196	$1,201,978	0.3%
Naspers, Ltd., N Shares	7,416	1,599,403	0.4%
Sanlam, Ltd.	127,654	710,750	0.2%
Sasol, Ltd.	20,349	620,690	0.2%
Standard Bank Group, Ltd.	49,725	682,212	0.2%
Vodacom Group, Ltd.	70,955	584,180	0.1%
OTHER SECURITIES		12,039,082	2.3%
South Korea 9.5%		43,536,489	9.5%
Celltrion, Inc. (A)	6,809	1,235,210	0.3%
LG Display Company, Ltd.	5,753	108,546	0.1%
LG Display Company, Ltd., ADR (B)	92,179	871,092	0.2%
Medy-Tox, Inc.	1,435	695,479	0.2%
Samsung Electronics Company, Ltd.	254,516	10,186,196	2.3%
SK Hynix, Inc.	19,642	1,220,345	0.3%
Woori Financial Group, Inc. (A)	50,185	660,388	0.2%
OTHER SECURITIES		28,559,233	5.9%
Spain 0.0%		65,062	0.0%
Taiwan 9.1%		41,430,660	9.1%
Chunghwa Telecom Company, Ltd.	158,000	549,137	0.2%
Chunghwa Telecom Company, Ltd., ADR (B)	13,238	460,947	0.1%
Taiwan Semiconductor Manufacturing Company, Ltd.	1,112,000	8,533,181	1.9%
OTHER SECURITIES		31,887,395	6.9%
Thailand 2.2%		10,125,814	2.2%
PTT PCL, Foreign Quota Shares	1,385,500	2,129,052	0.5%
OTHER SECURITIES		7,996,762	1.7%
Turkey 0.6%		2,667,326	0.6%
Ukraine 0.1%		248,001	0.1%
United Kingdom 0.1%		244,496	0.1%
United States 0.0%		119,564	0.0%

Vietnam 0.0%		24,752	0.0%
Preferred securities 1.4%		$6,397,915
(Cost $4,389,469)
Brazil 1.3%		5,733,848	1.3%
Banco Bradesco SA	132,469	1,526,013	0.4%
Itau Unibanco Holding SA	76,761	719,963	0.2%
Petroleo Brasileiro SA	170,669	1,229,531	0.3%
OTHER SECURITIES		2,258,341	0.4%
Chile 0.0%		248,858	0.0%
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	11

	Shares	Value	% of Net Assets
Colombia 0.1%		$348,793	0.1%
Panama 0.0%		35,706	0.0%

South Korea 0.0%		30,710	0.0%
Investment companies 0.0%		$121,502
(Cost $59,793)
South Korea 0.0%		121,502	0.0%
Warrants 0.0%		$2,360
(Cost $0)
Rights 0.0%		$2,294
(Cost $1,031)

	Yield (%)	Shares	Value	% of Net Assets
Securities lending collateral 1.0%			$4,424,611
(Cost $4,422,482)
John Hancock Collateral Trust (C)	2.5250 (D)	442,147	4,424,611	1.0%

Total investments (Cost $238,812,928) 60.4%	$275,408,583	60.4%
Other assets and liabilities, net 39.6%	180,544,011	39.6%
Total net assets 100.0%	$455,952,594	100.0%

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 2-28-19.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 2-28-19.
12	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 Index E-Mini Futures	1,300	Long	Mar 2019	$181,499,938	$181,025,000	$(474,938)
						$(474,938)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
At 2-28-19, the aggregate cost of investments for federal income tax purposes was $248,165,517. Net unrealized appreciation aggregated to $26,768,128, of which $89,816,006 related to gross unrealized appreciation and $63,047,878 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	13

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-19 (unaudited)

Assets
Unaffiliated investments, at value (Cost $234,390,446) including $4,114,228 of securities loaned	$270,983,972
Affiliated investments, at value (Cost $4,422,482)	4,424,611
Total investments, at value (Cost $238,812,928)	275,408,583
Cash	25,417,345
Foreign currency, at value (Cost $24,842,253)	24,834,506
Collateral held at broker for futures contracts	7,819,501
Dividends and interest receivable	2,800,198
Receivable for fund shares sold	588,921
Receivable for investments sold	128,315,098
Receivable for securities lending income	12,081
Other assets	85,442
Total assets	465,281,675
Liabilities
Payable for futures variation margin	3,145,290
Foreign capital gains tax payable	846,798
Payable for investments purchased	147,908
Payable for fund shares repurchased	293,134
Payable upon return of securities loaned	4,442,441
Payable to affiliates
Accounting and legal services fees	49,667
Transfer agent fees	27,461
Trustees' fees	858
Other liabilities and accrued expenses	375,524
Total liabilities	9,329,081
Net assets	$455,952,594
Net assets consist of
Paid-in capital	$461,273,198
Total distributable earnings (loss)	(5,320,604)
Net assets	$455,952,594

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($54,877,279 ÷ 5,111,120 shares)[1]	$10.74
Class C ($2,843,596 ÷ 263,653 shares)[1]	$10.79
Class I ($69,443,806 ÷ 6,481,071 shares)	$10.71
Class R6 ($60,747,318 ÷ 5,679,646 shares)	$10.70
Class NAV ($268,040,595 ÷ 25,030,801 shares)	$10.71
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$11.31

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
14	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended  2-28-19 (unaudited)

Investment income
Dividends	$10,188,591
Securities lending	586,519
Interest	90,626
Less foreign taxes withheld	(1,084,153)
Total investment income	9,781,583
Expenses
Investment management fees	4,799,972
Distribution and service fees	92,195
Accounting and legal services fees	84,966
Transfer agent fees	77,875
Trustees' fees	7,735
Custodian fees	467,951
State registration fees	49,928
Printing and postage	35,745
Professional fees	47,271
Other	29,882
Total expenses	5,693,520
Less expense reductions	(39,562)
Net expenses	5,653,958
Net investment income	4,127,625
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	154,021,289
Affiliated investments	7,519
Futures contracts	3,137,566
157,166,374
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(185,611,950)
Affiliated investments	(10,221)
Futures contracts	(302,627)
(185,924,798)
Net realized and unrealized loss	(28,758,424)
Decrease in net assets from operations	$(24,630,799)

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Fund	15

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-19 (unaudited)	Year ended 8-31-18
Increase (decrease) in net assets
From operations
Net investment income	$4,127,625	$16,666,479
Net realized gain	157,166,374	33,701,614
Change in net unrealized appreciation (depreciation)	(185,924,798)	(71,481,305)
Decrease in net assets resulting from operations	(24,630,799)	(21,113,212)
Distributions to shareholders
From net investment income and net realized gain
Class A	(653,465)	—
Class C	(13,423)	—
Class I	(1,003,824)	—
Class R6	(1,181,979)	—
Class NAV	(15,176,807)	—
From net investment income
Class A	—	(545,061)
Class C	—	(12,789)
Class I	—	(769,540)
Class R6	—	(809,464)
Class NAV	—	(13,392,394)
Total distributions	(18,029,498)	(15,529,248)
From fund share transactions	(658,420,214)	56,607,259
Total increase (decrease)	(701,080,511)	19,964,799
Net assets
Beginning of period	1,157,033,105	1,137,068,306
End of period[1]	$455,952,594	$1,157,033,105

[1]	Net assets - End of period includes undistributed net investment income of $8,540,997 at August 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
16	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$11.13	$11.51	$9.59	$8.64	$11.32	$9.58
Net investment income[2]	0.03 [3]	0.13	0.03	0.09	0.10	0.16
Net realized and unrealized gain (loss) on investments	(0.29)	(0.39)	2.03	0.99	(2.68)	1.72
Total from investment operations	(0.26)	(0.26)	2.06	1.08	(2.58)	1.88
Less distributions
From net investment income	(0.13)	(0.12)	(0.14)	(0.13)	(0.10)	(0.14)
Net asset value, end of period	$10.74	$11.13	$11.51	$9.59	$8.64	$11.32
Total return (%)[4,5]	(2.33) [6]	(2.34)	21.89	12.71	(22.90)	19.83
Ratios and supplemental data
Net assets, end of period (in millions)	$55	$55	$51	$316	$401	$337
Ratios (as a percentage of average net assets):
Expenses before reductions	1.47 [7]	1.45	1.50	1.47	1.49	1.56
Expenses including reductions	1.47 [7]	1.44	1.49	1.46	1.48	1.56
Net investment income	0.49 [3,7]	1.09	0.29	1.09	1.02	1.57
Portfolio turnover (%)	5	11	14	6	14 [8]	17

[1]	Six months ended 2-28-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Fund	17

CLASS C SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14 [2]
Per share operating performance
Net asset value, beginning of period	$11.13	$11.52	$9.60	$8.64	$11.32	$10.86
Net investment income (loss)[3]	(0.01) [4]	0.04	0.04	0.06	0.05	0.03
Net realized and unrealized gain (loss) on investments	(0.28)	(0.39)	1.96	0.96	(2.72)	0.43
Total from investment operations	(0.29)	(0.35)	2.00	1.02	(2.67)	0.46
Less distributions
From net investment income	(0.05)	(0.04)	(0.08)	(0.06)	(0.01)	—
Net asset value, end of period	$10.79	$11.13	$11.52	$9.60	$8.64	$11.32
Total return (%)[5,6]	(2.66) [7]	(3.04)	21.03	11.92	(23.57)	4.24 [7]
Ratios and supplemental data
Net assets, end of period (in millions)	$3	$3	$3	$2	$1	$— [8]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.17 [9]	2.15	2.22	2.17	3.23	11.75 [9]
Expenses including reductions	2.17 [9]	2.14	2.21	2.16	2.35	2.35 [9]
Net investment income (loss)	(0.21) [4,9]	0.36	0.37	0.71	0.49	1.33 [9]
Portfolio turnover (%)	5	11	14	6	14 [10]	17 [11]

[1]	Six months ended 2-28-19. Unaudited.
[2]	The inception date for Class C shares is 6-27-14.
[3]	Based on average daily shares outstanding.
[4]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Less than $500,000.
[9]	Annualized.
[10]	Excludes merger activity.
[11]	Portfolio turnover is shown for the period from 9-1-13 to 8-31-14.
18	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$11.12	$11.50	$9.58	$8.64	$11.32	$9.59
Net investment income[2]	0.04 [3]	0.15	0.18	0.13	0.10	0.12
Net realized and unrealized gain (loss) on investments	(0.29)	(0.38)	1.91	0.97	(2.65)	1.79
Total from investment operations	(0.25)	(0.23)	2.09	1.10	(2.55)	1.91
Less distributions
From net investment income	(0.16)	(0.15)	(0.17)	(0.16)	(0.13)	(0.18)
Net asset value, end of period	$10.71	$11.12	$11.50	$9.58	$8.64	$11.32
Total return (%)[4]	(2.15) [5]	(2.07)	22.29	13.00	(22.68)	20.18
Ratios and supplemental data
Net assets, end of period (in millions)	$69	$64	$92	$21	$13	$51
Ratios (as a percentage of average net assets):
Expenses before reductions	1.20 [6]	1.15	1.21	1.16	1.20	1.26
Expenses including reductions	1.19 [6]	1.14	1.20	1.15	1.19	1.25
Net investment income	0.76 [3,6]	1.29	1.73	1.56	1.00	1.14
Portfolio turnover (%)	5	11	14	6	14 [7]	17

[1]	Six months ended 2-28-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Fund	19

CLASS R6 SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$11.11	$11.49	$9.58	$8.64	$11.32	$9.59
Net investment income[2]	0.04 [3]	0.20	0.39	0.14	0.13	0.15
Net realized and unrealized gain (loss) on investments	(0.27)	(0.42)	1.70	0.97	(2.66)	1.76
Total from investment operations	(0.23)	(0.22)	2.09	1.11	(2.53)	1.91
Less distributions
From net investment income	(0.18)	(0.16)	(0.18)	(0.17)	(0.15)	(0.18)
Net asset value, end of period	$10.70	$11.11	$11.49	$9.58	$8.64	$11.32
Total return (%)[4]	(2.07) [5]	(1.99)	22.31	13.16	(22.54)	20.19
Ratios and supplemental data
Net assets, end of period (in millions)	$61	$72	$11	$— [6]	$— [6]	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.08 [7]	1.05	1.11	1.06	6.52	17.51
Expenses including reductions	1.07 [7]	1.04	1.11	1.04	1.06	1.21
Net investment income	0.87 [3,7]	1.67	3.53	1.58	1.32	1.40
Portfolio turnover (%)	5	11	14	6	14 [8]	17

[1]	Six months ended 2-28-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Excludes merger activity.
20	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$11.13	$11.51	$9.59	$8.65	$11.34	$9.60
Net investment income[2]	0.04 [3]	0.17	0.15	0.13	0.13	0.15
Net realized and unrealized gain (loss) on investments	(0.28)	(0.39)	1.95	0.98	(2.67)	1.79
Total from investment operations	(0.24)	(0.22)	2.10	1.11	(2.54)	1.94
Less distributions
From net investment income	(0.18)	(0.16)	(0.18)	(0.17)	(0.15)	(0.20)
Net asset value, end of period	$10.71	$11.13	$11.51	$9.59	$8.65	$11.34
Total return (%)[4]	(2.14) [5]	(1.97)	22.40	13.14	(22.59)	20.46
Ratios and supplemental data
Net assets, end of period (in millions)	$268	$962	$979	$985	$1,600	$2,230
Ratios (as a percentage of average net assets):
Expenses before reductions	1.06 [6]	1.04	1.10	1.05	1.06	1.08
Expenses including reductions	1.05 [6]	1.03	1.09	1.04	1.04	1.08
Net investment income	0.81 [3,6]	1.46	1.45	1.51	1.31	1.46
Portfolio turnover (%)	5	11	14	6	14 [7]	17

[1]	Six months ended 2-28-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Fund	21

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Emerging Markets Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered by the are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are available only to certain retirement, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       22

includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of February 28, 2019, by major security category or type:

	Total value at 2-28-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$32,187	—	$32,187	—
Brazil	20,338,830	$20,338,830	—	—
Chile	5,711,874	1,059,996	4,651,878	—
China	28,265,691	4,815,841	23,347,527	$102,323
Colombia	1,075,032	1,075,032	—	—
Czech Republic	474,795	—	474,795	—
Egypt	378,759	—	378,759	—
Greece	935,676	—	920,532	15,144
Hong Kong	12,346,871	4,938,572	6,792,788	615,511
Hungary	1,364,649	—	1,364,649	—
India	31,163,674	—	30,899,209	264,465
Indonesia	8,542,837	287,494	8,215,747	39,596
Malaysia	10,808,648	—	10,808,648	—
Malta	122,360	—	122,360	—
Mexico	11,314,928	11,314,928	—	—
Netherlands	82,812	82,812	—	—
Peru	619,920	619,585	335	—
Philippines	5,112,690	—	5,111,602	1,088
Poland	4,345,792	—	4,345,792	—
Romania	100,181	—	100,181	—
Russia	4,017,617	1,201,829	2,815,788	—
Singapore	45,505	—	45,505	—
South Africa	18,796,409	1,143,193	17,653,216	—
South Korea	43,536,489	1,166,248	42,250,398	119,843
Spain	65,062	—	65,062	—
Taiwan	41,430,660	1,053,607	40,377,053	—
Thailand	10,125,814	—	10,069,479	56,335
Turkey	2,667,326	—	2,665,168	2,158
Ukraine	248,001	—	248,001	—
United Kingdom	244,496	—	244,496	—

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       23

	Total value at 2-28-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
United States	119,564	—	$119,564	—
Vietnam	24,752	—	24,752	—
Preferred securities
Brazil	5,733,848	$5,733,848	—	—
Chile	248,858	—	248,858	—
Colombia	348,793	348,793	—	—
Panama	35,706	35,706	—	—
South Korea	30,710	—	—	$30,710
Investment companies	$121,502	—	$121,502	—
Warrants	2,360	$2,360	—	—
Rights	2,294	903	1,391	—
Securities lending collateral	4,424,611	4,424,611	—	—
Total investments in securities	$275,408,583	$59,644,188	$214,517,222	$1,247,173
Derivatives:
Liabilities
Futures	$(474,938)	$(474,938)	—	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The Fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 28, 2019, the fund loaned common stocks valued at $4,114,228 and received $4,442,441 of cash collateral.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       24

Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2019, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2019 were $2,155.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of August 31, 2018, the fund has a short-term capital loss carryforward of $23,155,339 and a long-term capital loss carryforward of $166,902,641 available to offset future net realized capital gains. These carryforwards do not expire.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       25

As of August 31, 2018, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to investments in passive foreign investment companies and wash sale loss deferrals.

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Receivable / payable for Futures variation margin is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the six months ended February 28, 2019, the fund used futures contracts to equitize cash balances. The fund held futures contracts with notional values ranging from $2.3 million to $121.3 million, as measured at each quarter end.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       26

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at February 28, 2019 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin	Futures†	$0	($474,938)
† Reflects cumulative appreciation/depreciation on futures as disclosed in Fund's investments. Only the period end variation margin is separately disclosed on the Statement of assets and liabilities.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2019:

Statements of operations location - net realized gain (loss) on:
Risk	Futures contracts
Equity	$3,137,566

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2019:

Statement of operations location - change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts
Equity	($302,627)

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.970% of the first $100 million of the fund's aggregate net assets and (b) 0.920% of the fund's aggregate net assets in excess of $100 million. Aggregate net assets include the net assets of the fund and Emerging Markets Value Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Dimensional Fund Advisors LP. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2019, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This agreement expires on June 30, 2020, unless renewed by mutual agreement of the Fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       27

For the six months ended February 28, 2019, the expense reductions described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$1,988	Class R6	$2,586
Class C	108	Class NAV	32,463
Class I	2,417	Total	$39,562

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2019 were equivalent to a net annual effective rate of 0.92% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class A and Class C shares, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—
Class C	1.00%	—

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $65,789 for the six months ended February 28, 2019. Of this amount, $10,877 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $54,519 was paid as sales commissions to broker-dealers and $392 was paid as sales commissions to sales personnel of Signator Investors, Inc., which had been a broker-dealer affiliate of the Advisor through November 2, 2018.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2019, CDSCs received by the Distributor amounted to $1,131 and $753 for Class A and Class C shares, respectively.

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       28

categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 28, 2019 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$78,019	$29,187
Class C	14,176	1,589
Class I	—	42,588
Class R6	—	4,511
Total	$92,195	$77,875

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or lender	Average loan balanced	Days outstanding	Weighted average interest rate	Interest income (expense)
Borrower	$8,581,935	16	2.112%	($8,056)

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended February 28, 2019 and for the year ended August 31, 2018 were as follows:

		Six months ended 2-28-19		Year ended 8-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	615,145	$6,414,795	1,695,381	$20,204,779
Distributions reinvested	65,069	648,085	45,439	537,538
Repurchased	(553,016)	(5,748,419)	(1,167,526)	(13,792,900)
Net increase	127,198	$1,314,461	573,294	$6,949,417
Class C shares
Sold	28,016	$288,089	124,645	$1,491,204
Distributions reinvested	1,334	13,367	1,070	12,720
Repurchased	(54,700)	(566,628)	(106,675)	(1,268,108)
Net increase (decrease)	(25,350)	$(265,172)	19,040	$235,816
Class I shares
Sold	2,622,785	$27,149,614	4,326,177	$51,158,444
Distributions reinvested	100,857	1,001,512	64,863	765,380
Repurchased	(1,979,159)	(20,279,121)	(6,680,766)	(79,682,737)
Net increase (decrease)	744,483	$7,872,005	(2,289,726)	$(27,758,913)

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       29

		Six months ended 2-28-19		Year ended 8-31-18
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	1,135,530	$11,792,422	6,561,400	$77,557,883
Distributions reinvested	119,270	1,181,968	68,302	804,595
Repurchased	(2,074,215)	(21,857,807)	(1,119,757)	(13,183,335)
Net increase (decrease)	(819,415)	$(8,883,417)	5,509,945	$65,179,143
Class NAV shares
Sold	3,507,797	$35,987,033	9,717,753	$112,358,041
Distributions reinvested	1,528,380	15,176,807	1,134,949	13,392,394
Repurchased	(66,455,791)	(709,621,931)	(9,481,166)	(113,748,639)
Net increase (decrease)	(61,419,614)	$(658,458,091)	1,371,536	$12,001,796
Total net increase (decrease)	(61,392,698)	$(658,420,214)	5,184,089	$56,607,259

Affiliates of the fund owned 100% of shares of Class NAV on February 28, 2019. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $49,858,480 and $896,604,935, respectively, for the six months ended February 28, 2019.

Note 8 — Emerging-market risk

Foreign investing especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Funds that invest a significant portion of assets in the securities of issuers based in countries with emerging market economies are subject to greater levels of foreign investment risk than funds investing primarily in more-developed foreign markets, since emerging-market securities may present other risks greater than, or in addition to, the risks of investing in developed foreign countries.

Note 9 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 28, 2019, funds within the John Hancock group of funds complex held 42.5% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliated concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	10.6%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	8.8%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	5.8%

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       30

Note 10 — Investment in affiliated underlying funds

The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust*	4,270,417	4,085,082	(7,913,352)	442,147	—	—	$7,519	($10,221)	$4,424,611
*Refer to the Securities lending note within Note 2 for details regarding this investment.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       31

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler**
Secretary and Chief Legal Officer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Dimensional Fund Advisors LP

Portfolio Managers

Joseph H. Chi, CFA
Jed S. Fogdall
Mary T. Phillips, CFA
Bhanu P. Singh
Will Collins-Dean, CFA

Principal distributor

John Hancock Funds, LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee
#Effective 6-19-18

**Effective 9-13-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS FUND       32

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

Greater China Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Disciplined Alternative Yield

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Infrastructure

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 200 Berkeley Street ■ Boston, MA 02116-5010 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Emerging Markets Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF767004	368SA 2/19 4/19

John Hancock

Emerging Markets Debt Fund

Semiannual report 2/28/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investments at 800-225-5291 (Class A and Class C shares) or 888-972-8696 (Class I, Class R2, Class R4, Class R6 and Class NAV) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investments or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investments or your financial intermediary.

A message to shareholders

Dear shareholder,

A solid and stable economy led the U.S. Federal Reserve (Fed) to continue normalizing monetary policy for most of the period; however, concerns about the strength of the broader global economy and the durability of the now decade-old bull market led investors to dial back risk exposures.

As the new year began, the Fed shifted to a neutral stance on interest rates, after three years of rate hikes. Indeed, several indicators now suggest that the economic expansion has slowed down—earnings growth is not as robust, the Treasury yield curve has flattened, and the Fed has noted some sluggishness in household spending and business investment.

Your best resource in unpredictable and volatile markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee investment returns and does not eliminate risk of loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Emerging Markets Debt Fund

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund's investments
19	Financial statements
22	Financial highlights
29	Notes to financial statements
38	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks total return with an emphasis on current income as well as capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/19 (%)

The J.P. Morgan EMBI Global Index tracks the total return for traded foreign currency-denominated debt instruments in emerging markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       2

Portfolio summary

PORTFOLIO COMPOSITION AS OF 2/28/19 (%)

QUALITY COMPOSITION AS OF 2/28/19 (%)

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       3

TOP 10 ISSUERS AS OF 2/28/19 (%)

Republic of Argentina	5.2
Pertamina Persero PT	3.2
Federative Republic of Brazil	3.2
Republic of Indonesia	3.1
Government of Mexico	2.8
Republic of Turkey	2.8
Petrobras Global Finance BV	2.3
Republic of South Africa	1.9
Kingdom of Saudi Arabia	1.9
Arab Republic of Egypt	1.9
TOTAL	28.3
As a percentage of net assets.
Cash and cash equivalents are not included.

TOP 10 COUNTRIES AS OF 2/28/19 (%)

Mexico	9.3
Indonesia	7.7
Brazil	7.6
Argentina	7.3
Turkey	4.4
Netherlands	3.2
Peru	3.1
Colombia	2.8
Russia	2.4
Cayman Islands	2.1
TOTAL	49.9
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       4

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  FEBRUARY 28, 2019

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	5-year	Since inception[2]	6-month	5-year	Since inception[2]	as of 2-28-19	as of 2-28-19
Class A	-3.77	3.26	4.57	1.45	17.38	50.54	4.62	4.61
Class C3	-1.51	3.40	4.65	4.32	18.19	51.64	4.12	4.11
Class I4	0.54	4.44	5.42	5.94	24.24	62.11	5.09	5.08
Class R2[3,4]	0.24	4.21	5.10	5.74	22.88	57.66	4.92	4.91
Class R4[3,4]	0.40	4.31	5.15	5.82	23.47	58.41	5.08	4.97
Class R6[3,4]	0.64	4.46	5.24	6.01	24.35	59.54	5.22	5.22
Class NAV[3,4]	0.67	4.58	5.34	6.02	25.08	60.95	5.24	5.23
Index†	2.43	4.76	6.21	5.65	26.21	73.55	—	—

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 4.0%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2	Class R4	Class R6	Class NAV
Gross (%)	1.19	1.89	0.90	1.30	1.15	0.80	0.78
Net (%)	1.18	1.88	0.89	1.29	1.04	0.79	0.77

Please refer to the most recent prospectuses and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the J.P. Morgan EMBI Global Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Emerging Markets Debt Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the J.P. Morgan EMBI Global Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C3,5	1-4-10	15,164	15,164	17,355
Class I4	1-4-10	16,211	16,211	17,355
Class R2[3,4]	1-4-10	15,766	15,766	17,355
Class R4[3,4]	1-4-10	15,841	15,841	17,355
Class R6[3,4]	1-4-10	15,954	15,954	17,355
Class NAV[3,4]	1-4-10	16,095	16,095	17,355

The values shown in the chart for Class A shares with maximum sales charge have been adjusted to reflect the reduction in the Class A maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

The J.P. Morgan EMBI Global Index tracks the total return for traded foreign currency-denominated debt instruments in emerging markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	From 1-4-10.
3	Class C shares were first offered on 8-28-14; Class R2, R4, and R6 shares were first offered on 3-27-15; Class NAV shares were first offered on 6-20-13. Returns prior to these dates are those of Class A shares (first offered on 1-4-10) that have not been adjusted for class-specific expenses; otherwise, returns would vary.
4	For certain types of investors, as described in the fund's prospectuses.
5	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       6

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2018, with the same investment held until February 28, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2018, with the same investment held until February 28, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	7

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2018	Ending value on 2-28-2019	Expenses paid during period ended 2-28-2019[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,056.80	$6.02	1.18%
	Hypothetical example	1,000.00	1,018.90	5.91	1.18%
Class C	Actual expenses/actual returns	1,000.00	1,053.20	9.57	1.88%
	Hypothetical example	1,000.00	1,015.50	9.39	1.88%
Class I	Actual expenses/actual returns	1,000.00	1,059.40	4.60	0.90%
	Hypothetical example	1,000.00	1,020.30	4.51	0.90%
Class R2	Actual expenses/actual returns	1,000.00	1,057.40	5.56	1.09%
	Hypothetical example	1,000.00	1,019.40	5.46	1.09%
Class R4	Actual expenses/actual returns	1,000.00	1,058.20	4.75	0.93%
	Hypothetical example	1,000.00	1,020.20	4.66	0.93%
Class R6	Actual expenses/actual returns	1,000.00	1,060.10	3.98	0.78%
	Hypothetical example	1,000.00	1,020.90	3.91	0.78%
Class NAV	Actual expenses/actual returns	1,000.00	1,060.20	3.93	0.77%
	Hypothetical example	1,000.00	1,021.00	3.86	0.77%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
8	JOHN HANCOCK EMERGING MARKETS DEBT FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 2-28-19 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 1.7%					$17,399,875
(Cost $17,258,286)
United States 1.7%					17,399,875
U.S. Treasury Note	2.625	06-30-23		17,328,800	17,399,875

Foreign government obligations 43.8%					$454,005,121
(Cost $469,449,522)
Angola 0.7%					7,042,902
Republic of Angola Bond (A)	9.500	11-12-25		6,200,000	7,042,902
Argentina 6.1%					63,699,788
Provincia de Buenos Aires
Bond (A)	7.875	06-15-27		3,850,000	3,080,000
Bond (A)	9.950	06-09-21		5,600,000	5,435,920
Provincia de Rio Negro Bond (A)	7.750	12-07-25		2,300,000	1,690,523
Republic of Argentina
Bond	4.625	01-11-23		5,500,000	4,661,250
Bond	6.875	01-26-27		11,840,000	9,821,280
Bond	7.625	04-22-46		20,390,000	16,291,814
Bond	8.280	12-31-33		26,540,579	22,719,001
Bahrain 0.5%					5,728,593
Kingdom of Bahrain
Bond (A)	6.125	08-01-23		2,000,000	2,094,836
Bond (A)	7.000	10-12-28		3,450,000	3,633,757
Brazil 3.2%					32,824,009
Federative Republic of Brazil
Bond	5.625	01-07-41		4,300,000	4,306,493
Note	10.000	01-01-21	BRL	26,000,000	7,355,844
Note	10.000	01-01-23	BRL	23,000,000	6,565,772
Note	10.000	01-01-27	BRL	51,000,000	14,595,900
China 0.9%					9,786,868
The Export-Import Bank of China Bond	2.875	04-26-26		10,400,000	9,786,868
Colombia 1.4%					14,388,693
Republic of Colombia
Bond	4.000	02-26-24		7,400,000	7,485,174
Bond	5.000	06-15-45		6,900,000	6,903,519
Costa Rica 0.1%					938,500
Republic of Costa Rica Bond	4.250	01-26-23		1,000,000	938,500
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	9

	Rate (%)	Maturity date		Par value^	Value
Croatia 0.6%					$6,044,782
Republic of Croatia Bond	5.500	04-04-23		5,650,000	6,044,782
Dominican Republic 1.1%					11,079,978
Government of Dominican Republic
Bond	5.875	04-18-24		5,500,000	5,720,440
Bond (A)	5.950	01-25-27		1,500,000	1,554,750
Bond	5.950	01-25-27		900,000	932,850
Bond (A)	6.875	01-29-26		2,650,000	2,871,938
Egypt 1.9%					19,251,247
Arab Republic of Egypt
Bond (A)	5.875	06-11-25		3,000,000	2,960,664
Bond (A)	7.500	01-31-27		3,700,000	3,823,591
Bond (A)	7.903	02-21-48		9,200,000	8,981,546
Bond	7.903	02-21-48		2,000,000	1,952,510
Bond (A)	8.500	01-31-47		1,500,000	1,532,936
Ghana 1.2%					12,575,448
Republic of Ghana
Bond	8.125	01-18-26		6,300,000	6,416,626
Bond (A)	9.250	09-15-22		2,220,000	2,454,683
Bond	9.250	09-15-22		3,350,000	3,704,139
Honduras 0.1%					1,085,459
Republic of Honduras Bond (A)	6.250	01-19-27		1,050,000	1,085,459
Hungary 1.7%					18,164,208
Republic of Hungary
Bond	5.375	02-21-23		4,700,000	5,027,698
Bond	5.375	03-25-24		12,100,000	13,136,510
Indonesia 3.1%					32,482,011
Republic of Indonesia
Bond (A)	4.750	01-08-26		6,350,000	6,550,584
Bond	4.750	01-08-26		2,250,000	2,321,073
Bond (A)	5.375	10-17-23		2,851,000	3,038,984
Bond	5.875	01-15-24		1,100,000	1,191,232
Bond	6.625	05-15-33	IDR	201,923,000,000	12,527,049
Bond	6.625	02-17-37		2,421,000	2,887,200
Bond	8.375	03-15-34	IDR	54,619,000,000	3,965,889
Iraq 1.1%					10,955,476
Republic of Iraq
Bond	5.800	01-15-28		10,078,000	9,737,364
Bond (A)	6.752	03-09-23		1,200,000	1,218,112
Jamaica 0.3%					2,850,000
Government of Jamaica Bond	7.625	07-09-25		2,500,000	2,850,000
10	JOHN HANCOCK EMERGING MARKETS DEBT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Kazakhstan 0.3%					$3,341,905
Republic of Kazakhstan Bond (A)	5.125	07-21-25		3,100,000	3,341,905
Kenya 0.8%					8,150,090
Republic of Kenya Bond (A)	8.250	02-28-48		8,100,000	8,150,090
Mexico 2.8%					29,471,406
Government of Mexico
Bond	4.600	01-23-46		8,000,000	7,400,000
Bond	7.750	05-29-31	MXN	447,170,400	22,071,406
Montenegro 0.1%					1,156,353
Republic of Montenegro Bond (A)	3.375	04-21-25	EUR	1,000,000	1,156,353
Namibia 0.3%					3,243,814
Republic of Namibia Bond (A)	5.250	10-29-25		3,400,000	3,243,814
Nigeria 1.6%					17,018,805
Federal Republic of Nigeria
Bond (A)	7.625	11-28-47		2,500,000	2,423,703
Bond	7.625	11-28-47		5,550,000	5,380,620
Bond (A)	7.696	02-23-38		2,600,000	2,565,274
Bond (A)	7.875	02-16-32		2,000,000	2,045,910
Bond	7.875	02-16-32		4,500,000	4,603,298
Oman 1.1%					11,523,446
Sultanate of Oman
Bond	5.625	01-17-28		6,000,000	5,659,224
Bond	6.750	01-17-48		6,500,000	5,864,222
Pakistan 0.4%					3,848,024
Republic of Pakistan Bond (A)	6.875	12-05-27		4,000,000	3,848,024
Panama 0.5%					5,210,625
Republic of Panama
Bond	6.700	01-26-36		3,050,000	3,850,625
Bond	8.875	09-30-27		1,000,000	1,360,000
Philippines 1.1%					11,076,768
Republic of Philippines
Bond	3.950	01-20-40		8,600,000	8,705,986
Bond	5.500	03-30-26		2,100,000	2,370,782
Poland 0.4%					4,179,869
Republic of Poland Bond	3.250	04-06-26		4,190,000	4,179,869
Qatar 0.9%					8,913,289
Government of Qatar
Bond	4.500	04-23-28		4,100,000	4,327,964
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	11

	Rate (%)	Maturity date		Par value^	Value
Qatar (continued)
Bond (A)	5.103	04-23-48		4,250,000	$4,585,325
Saudi Arabia 1.9%					19,507,900
Kingdom of Saudi Arabia Bond	5.250	01-16-50		18,650,000	19,507,900
Senegal 0.4%					4,580,379
Republic of Senegal
Bond (A)	6.250	05-23-33		1,600,000	1,518,555
Bond	6.250	05-23-33		1,500,000	1,423,646
Bond (A)	6.750	03-13-48		1,800,000	1,638,178
South Africa 1.9%					19,653,250
Republic of South Africa
Bond	4.300	10-12-28		3,300,000	3,068,406
Bond	8.000	01-31-30	ZAR	256,173,733	16,584,844
Turkey 3.9%					40,223,900
Export Credit Bank of Turkey Bond (A)	5.000	09-23-21		12,050,000	11,712,865
Republic of Turkey
Bond	4.250	04-14-26		18,500,000	16,267,735
Bond	6.000	01-14-41		9,650,000	8,330,391
Bond	6.250	09-26-22		3,860,000	3,912,909
Uruguay 0.6%					5,870,788
Republic of Uruguay
Bond (A)	8.500	03-15-28	UYU	24,900,000	674,229
Bond (A)	9.875	06-20-22	UYU	169,400,000	5,196,559
Uzbekistan 0.4%					3,968,000
Republic of Uzbekistan Bond	5.375	02-20-29		4,000,000	3,968,000
Vietnam 0.4%					4,168,548
Socialist Republic of Vietnam Bond	4.800	11-19-24		4,000,000	4,168,548

Corporate bonds 44.2%					$458,637,648
(Cost $464,223,483)
Argentina 1.2%					12,646,056
Cablevision SA (A)	6.500	06-15-21		3,900,000	3,838,731
YPF SA (A)	8.500	03-23-21		2,400,000	2,463,000
YPF SA (A)	8.500	07-28-25		6,500,000	6,344,325
Azerbaijan 0.7%					6,865,375
State Oil Company of the Azerbaijan Republic	4.750	03-13-23		6,800,000	6,865,375
Brazil 4.4%					46,112,200
Banco BTG Pactual SA	5.750	09-28-22		4,200,000	4,127,592
12	JOHN HANCOCK EMERGING MARKETS DEBT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Brazil (continued)
Banco BTG Pactual SA (7.750% to 12-15-24, then 5 Year CMT + 5.257%) (A)	7.750	02-15-29	2,000,000	$1,998,000
Banco do Brasil SA (6.250% to 4-15-24, then 10 Year CMT + 4.398%) (B)	6.250	04-15-24	3,340,000	3,067,790
Natura Cosmeticos SA (A)	5.375	02-01-23	4,300,000	4,340,334
Odebrecht Finance, Ltd. (C)	5.250	06-27-29	2,200,000	277,750
Odebrecht Finance, Ltd. (A)(B)(C)	7.500	04-01-19	2,540,000	304,825
Odebrecht Offshore Drilling Finance, Ltd. (A)	6.720	12-01-22	453,258	429,466
Odebrecht Offshore Drilling Finance, Ltd. (7.720% Cash or 2.048% PIK) (A)	7.720	12-01-26	1,685,851	429,909
Odebrecht Oil & Gas Finance, Ltd. (A)(B)	0.000	04-01-19	253,378	4,117
Petrobras Global Finance BV	6.850	06-05-15	11,300,000	11,158,750
Petrobras Global Finance BV	7.375	01-17-27	12,000,000	13,188,000
Vale Overseas, Ltd.	6.875	11-21-36	6,210,000	6,785,667
Cayman Islands 2.1%				22,267,094
CK Hutchison International 17 II, Ltd. (A)	3.250	09-29-27	7,300,000	6,951,927
Latam Finance, Ltd. (A)	7.000	03-01-26	5,350,000	5,370,063
Three Gorges Finance I Cayman Islands, Ltd.	3.150	06-02-26	10,400,000	9,945,104
Chile 1.4%				14,602,608
Colbun SA	3.950	10-11-27	4,000,000	3,855,040
Empresa Electrica Angamos SA (A)	4.875	05-25-29	6,847,500	6,847,568
Enel Americas SA	4.000	10-25-26	4,000,000	3,900,000
Colombia 1.3%				12,954,910
Ecopetrol SA	5.875	05-28-45	9,700,000	9,780,510
Grupo Aval, Ltd.	4.750	09-26-22	3,200,000	3,174,400
Costa Rica 1.1%				11,284,110
Banco Nacional de Costa Rica	6.250	11-01-23	2,500,000	2,500,000
Instituto Costarricense de Electricidad	6.375	05-15-43	10,980,000	8,784,110
Croatia 0.6%				6,044,052
Hrvatska Elektroprivreda	5.875	10-23-22	5,700,000	6,044,052
Dominican Republic 0.6%				5,944,250
Aeropuertos Dominicanos Siglo XXI SA	6.750	03-30-29	1,750,000	1,763,125
Aeropuertos Dominicanos Siglo XXI SA (A)	6.750	03-30-29	4,150,000	4,181,125
Guatemala 0.6%				6,210,000
Comunicaciones Celulares SA	6.875	02-06-24	6,000,000	6,210,000
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	13

	Rate (%)	Maturity date		Par value^	Value
Hong Kong 0.3%					$3,101,019
CNAC HK Finbridge Company, Ltd.	4.875	03-14-25		3,000,000	3,101,019
India 0.9%					9,598,151
Vedanta Resources PLC (A)	6.375	07-30-22		2,990,000	2,825,251
Vedanta Resources PLC	7.125	05-31-23		3,020,000	2,872,775
Vedanta Resources PLC (A)	7.125	05-31-23		4,100,000	3,900,125
Indonesia 4.6%					47,697,630
Chandra Asri Petrochemical Tbk PT (A)	4.950	11-08-24		2,000,000	1,830,578
Chandra Asri Petrochemical Tbk PT	4.950	11-08-24		4,000,000	3,661,156
Pelabuhan Indonesia III Persero PT (A)	4.875	10-01-24		9,100,000	9,282,000
Pertamina Persero PT	6.000	05-03-42		8,200,000	8,596,117
Pertamina Persero PT (A)	6.000	05-03-42		14,300,000	14,990,104
Pertamina Persero PT (A)	6.450	05-30-44		8,500,000	9,337,675
Ireland 0.0%					192,886
Sibur Securities DAC (A)	4.125	10-05-23		200,000	192,886
Israel 1.0%					10,675,396
Israel Electric Corp., Ltd. (A)	5.000	11-12-24		6,000,000	6,237,000
Israel Electric Corp., Ltd. (A)	6.875	06-21-23		4,000,000	4,438,396
Kazakhstan 0.6%					5,876,526
Kazakhstan Temir Zholy Finance BV	6.950	07-10-42		4,600,000	5,267,460
Kazakhstan Temir Zholy National Company JSC (A)	4.850	11-17-27		600,000	609,066
Luxembourg 1.4%					14,307,775
Hidrovias International Finance SARL (A)	5.950	01-24-25		2,800,000	2,628,500
Klabin Finance SA (A)	4.875	09-19-27		5,800,000	5,607,150
Millicom International Cellular SA (A)	5.125	01-15-28		5,800,000	5,553,500
Millicom International Cellular SA (A)	6.625	10-15-26		500,000	518,625
Mauritius 0.5%					5,623,113
MTN Mauritius Investments, Ltd. (A)	4.755	11-11-24		5,950,000	5,623,113
Mexico 6.5%					67,252,687
America Movil SAB de CV	7.125	12-09-24	MXN	108,850,000	5,080,352
Credito Real SAB de CV (A)	9.500	02-07-26		10,000,000	10,397,000
Cydsa SAB de CV (A)	6.250	10-04-27		7,600,000	7,229,500
Infraestructura Energetica Nova SAB de CV (A)	4.875	01-14-48		2,800,000	2,256,800
Mexichem SAB de CV (A)	5.875	09-17-44		3,300,000	3,191,595
Mexichem SAB de CV (A)	6.750	09-19-42		1,600,000	1,684,016
Mexico City Airport Trust (A)	5.500	10-31-46		7,100,000	6,095,350
Mexico City Airport Trust	5.500	07-31-47		4,000,000	3,450,000
Mexico City Airport Trust (A)	5.500	07-31-47		6,900,000	5,951,250
Petroleos Mexicanos	5.375	03-13-22		2,550,000	2,555,483
Petroleos Mexicanos	6.625	06-15-35		10,880,000	9,846,400
14	JOHN HANCOCK EMERGING MARKETS DEBT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Mexico (continued)
Trust F/1401	5.250	12-15-24	1,000,000	$1,002,500
Trust F/1401 (A)	5.250	12-15-24	1,850,000	1,854,625
Trust F/1401 (A)	6.950	01-30-44	6,600,000	6,657,816
Netherlands 3.2%				33,433,892
Braskem Netherlands Finance BV (A)	4.500	01-10-28	11,150,000	10,954,875
GTH Finance BV (A)	7.250	04-26-23	1,800,000	1,916,395
GTH Finance BV	7.250	04-26-23	5,392,000	5,740,668
Listrindo Capital BV (A)	4.950	09-14-26	7,750,000	7,348,938
Myriad International Holdings BV (A)	4.850	07-06-27	3,200,000	3,210,016
VEON Holdings BV (A)	4.950	06-16-24	4,350,000	4,263,000
Panama 0.4%				4,524,375
Banco General SA (A)	4.125	08-07-27	4,750,000	4,524,375
Paraguay 0.5%				5,406,000
Telefonica Celular del Paraguay SA	6.750	12-13-22	5,300,000	5,406,000
Peru 3.1%				31,999,279
ABY Transmision Sur SA (A)	6.875	04-30-43	6,172,500	6,866,901
BBVA Banco Continental SA (5.250% to 9-22-24, then 5 Year CMT + 2.750%) (A)	5.250	09-22-29	2,300,000	2,380,523
Kallpa Generacion SA (A)	4.875	05-24-26	2,890,000	2,897,225
Petroleos del Peru SA (A)	5.625	06-19-47	6,180,000	6,303,600
SAN Miguel Industrias Pet SA (A)	4.500	09-18-22	9,990,000	9,865,125
Volcan Cia Minera SAA	5.375	02-02-22	3,603,000	3,685,905
Russia 2.4%				24,557,191
Gazprom Neft OAO	6.000	11-27-23	3,700,000	3,858,064
Mobile Telesystems OJSC	5.000	05-30-23	5,700,000	5,676,214
Rosneft Oil Company (A)	4.199	03-06-22	4,100,000	4,026,840
Russian Agricultural Bank OJSC	8.500	10-16-23	3,750,000	3,855,788
Severstal OAO (A)	3.850	08-27-21	2,500,000	2,454,260
Severstal OAO	5.900	10-17-22	4,510,000	4,686,025
Singapore 1.3%				12,965,447
LLPL Capital Pte, Ltd. (A)	6.875	02-04-39	7,200,000	7,405,187
Medco Platinum Road Pte, Ltd. (A)	6.750	01-30-25	2,000,000	1,884,834
Medco Platinum Road Pte, Ltd.	6.750	01-30-25	3,900,000	3,675,426
Thailand 1.2%				12,286,012
GC Treasury Center Company, Ltd. (A)	4.250	09-19-22	1,400,000	1,420,913
PTTEP Canada International Finance, Ltd. (A)	6.350	06-12-42	2,600,000	3,108,696
PTTEP Treasury Center Company, Ltd. (4.600% to 7-17-22, then 5 Year CMT + 2.724%) (A)(B)	4.600	07-17-22	6,050,000	5,843,925
Thaioil Treasury Center Company, Ltd. (A)	5.375	11-20-48	1,800,000	1,912,478
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	15

	Rate (%)	Maturity date	Par value^	Value
Togo 0.4%				$4,145,253
Banque Ouest Africaine de Developpement (A)	5.000	07-27-27	4,200,000	4,145,253
Turkey 0.5%				5,250,130
Turkcell Iletisim Hizmetleri AS (A)	5.750	10-15-25	5,500,000	5,250,130
United Kingdom 0.2%				2,137,246
Liquid Telecommunications Financing PLC (A)	8.500	07-13-22	2,050,000	2,137,246
United States 0.3%				2,968,734
CNOOC Finance 2015 USA LLC	3.500	05-05-25	3,000,000	2,968,734
Virgin Islands, British 0.9%				9,708,251
State Grid Overseas Investment 2016, Ltd.	3.500	05-04-27	10,000,000	9,708,251

	Shares	Value
Common stocks 0.1%		$590,665
(Cost $5,909,631)
Colombia 0.1%		590,665
Frontera Energy Corp.	62,290	590,665

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 8.8%				$91,378,539
(Cost $91,378,539)
U.S. Government Agency 1.7%				17,233,000
Federal Agricultural Mortgage Corp. Discount Note	2.250	03-01-19	4,916,000	4,916,000
Federal Home Loan Bank Discount Note	2.250	03-01-19	12,317,000	12,317,000

	Yield (%)	Shares	Value
Money market funds 0.1%			1,042,539
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	2.2514(D)	1,042,539	1,042,539

	Par value^	Value
Repurchase agreement 7.0%		73,103,000
Barclays Capital Group dated 2-28-19 at 2.550% to be repurchased at $73,108,178 on 3-1-19, collateralized by $67,742,800 U.S. Treasury Bonds, 3.625% due 2-15-44 (valued at $74,570,447, including interest)	73,103,000	73,103,000
Total investments (Cost $1,048,219,461) 98.6%		$1,022,011,848
Other assets and liabilities, net 1.4%		14,226,159
Total net assets 100.0%		$1,036,238,007

16	JOHN HANCOCK EMERGING MARKETS DEBT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
UYU	Uruguayan Peso
ZAR	South African Rand

Security Abbreviations and Legend
CMT	Constant Maturity Treasury
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $373,668,015 or 36.1% of the fund's net assets as of 2-28-19.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Non-income producing - Issuer is in default.
(D)	The rate shown is the annualized seven-day yield as of 2-28-19.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	17

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
BRL	15,604,397	USD	4,089,738	Citigroup	3/20/2019	$59,649	—
BRL	128,505,839	USD	34,310,137	Goldman Sachs	3/20/2019	—	$(138,977)
BRL	32,200,000	USD	8,322,564	State Street Bank and Trust Company	3/20/2019	239,781	—
EUR	6,753,000	USD	7,746,191	Goldman Sachs	3/20/2019	—	(54,250)
IDR	59,931,746,798	USD	4,086,999	State Street Bank and Trust Company	3/20/2019	151,075	—
MXN	347,642,798	USD	17,253,846	Citigroup	3/20/2019	729,607	—
USD	22,605,985	BRL	82,794,422	State Street Bank and Trust Company	3/20/2019	590,010	—
USD	4,131,514	IDR	59,931,746,798	State Street Bank and Trust Company	3/20/2019	—	(106,559)
USD	17,311,404	MXN	347,642,798	Citigroup	3/20/2019	—	(672,048)
USD	4,064,555	ZAR	56,343,677	Morgan Stanley	3/20/2019	74,546	—
ZAR	56,343,677	USD	4,041,671	Morgan Stanley	3/20/2019	—	(51,662)
						$1,844,668	$(1,023,496)

Derivatives Currency Abbreviations
BRL	Brazilian Real
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
USD	U.S. Dollar
ZAR	South African Rand
At 2-28-19, the aggregate cost of investments for federal income tax purposes was $1,053,240,325. Net unrealized depreciation aggregated to $30,407,305, of which $16,638,675 related to gross unrealized appreciation and $47,045,980 related to gross unrealized depreciation.
OTC is an abbreviation for over-the-counter. See Notes to financial statements regarding investment transactions and other derivatives information.
18	JOHN HANCOCK EMERGING MARKETS DEBT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-19 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,048,219,461)	$1,022,011,848
Unrealized appreciation on forward foreign currency contracts	1,844,668
Cash	765,823
Foreign currency, at value (Cost $63)	63
Dividends and interest receivable	12,735,900
Receivable for fund shares sold	10,795
Other assets	74,580
Total assets	1,037,443,677
Liabilities
Unrealized depreciation on forward foreign currency contracts	1,023,496
Distributions payable	428
Payable for fund shares repurchased	12,958
Payable to affiliates
Accounting and legal services fees	46,222
Transfer agent fees	3,262
Distribution and service fees	8
Trustees' fees	590
Other liabilities and accrued expenses	118,706
Total liabilities	1,205,670
Net assets	$1,036,238,007
Net assets consist of
Paid-in capital	$1,096,085,211
Total distributable earnings (loss)	(59,847,204)
Net assets	$1,036,238,007

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($2,133,493 ÷ 233,652 shares)[1]	$9.13
Class C ($627,601 ÷ 68,798 shares)[1]	$9.12
Class I ($12,206,819 ÷ 1,335,831 shares)	$9.14
Class R2 ($78,000 ÷ 8,549 shares)	$9.12
Class R4 ($46,404 ÷ 5,087 shares)	$9.12
Class R6 ($704,969 ÷ 77,240 shares)	$9.13
Class NAV ($1,020,440,721 ÷ 111,795,538 shares)	$9.13
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$9.51

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Debt Fund	19

STATEMENT OF OPERATIONS For the six months ended  2-28-19 (unaudited)

Investment income
Interest	$26,864,458
Dividends	15,462
Less foreign taxes withheld	(50,712)
Total investment income	26,829,208
Expenses
Investment management fees	3,174,866
Distribution and service fees	6,366
Accounting and legal services fees	73,719
Transfer agent fees	10,554
Trustees' fees	6,655
Custodian fees	112,996
State registration fees	48,585
Printing and postage	11,241
Professional fees	53,849
Other	14,980
Total expenses	3,513,811
Less expense reductions	(34,249)
Net expenses	3,479,562
Net investment income	23,349,646
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	36,287
Forward foreign currency contracts	(43,924)
(7,637)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	30,962,677
Forward foreign currency contracts	1,007,063
31,969,740
Net realized and unrealized gain	31,962,103
Increase in net assets from operations	$55,311,749

20	JOHN HANCOCK EMERGING MARKETS DEBT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-19 (unaudited)	Year ended 8-31-18
Increase (decrease) in net assets
From operations
Net investment income	$23,349,646	$39,580,723
Net realized loss	(7,637)	(2,276,282)
Change in net unrealized appreciation (depreciation)	31,969,740	(81,341,429)
Increase (decrease) in net assets resulting from operations	55,311,749	(44,036,988)
Distributions to shareholders
From net investment income and net realized gain
Class A	(57,280)	—
Class C	(12,537)	—
Class I	(358,225)	—
Class R2	(1,522)	—
Class R4	(1,202)	—
Class R6	(23,880)	—
Class NAV	(24,570,576)	—
From net investment income
Class A	—	(267,363)
Class C	—	(29,838)
Class I	—	(770,780)
Class R2	—	(3,664)
Class R4	—	(3,172)
Class R6	—	(40,911)
Class NAV	—	(42,562,815)
Total distributions	(25,025,222)	(43,678,543)
From fund share transactions	147,283,961	129,712,725
Total increase	177,570,488	41,997,194
Net assets
Beginning of period	858,667,519	816,670,325
End of period[1]	$1,036,238,007	$858,667,519

[1]	Net assets - End of period includes undistributed net investment income of $51,479 at August 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Debt Fund	21

Financial highlights
CLASS A SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$8.86	$9.87	$9.69	$8.82	$10.14	$9.35
Net investment income[2]	0.21	0.41	0.46	0.49	0.43	0.45
Net realized and unrealized gain (loss) on investments	0.29	(0.96)	0.23	0.85	(1.28)	0.84
Total from investment operations	0.50	(0.55)	0.69	1.34	(0.85)	1.29
Less distributions
From net investment income	(0.23)	(0.46)	(0.51)	(0.47)	(0.44)	(0.46)
From net realized gain	—	—	—	—	—	(0.04)
From tax return of capital	—	—	—	—	(0.03)	—
Total distributions	(0.23)	(0.46)	(0.51)	(0.47)	(0.47)	(0.50)
Net asset value, end of period	$9.13	$8.86	$9.87	$9.69	$8.82	$10.14
Total return (%)[3,4]	5.68 [5]	(5.75)	7.54	15.80	(8.61)	14.19
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$3	$4	$2	$2	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	1.19 [6]	1.18	1.21	1.24	1.39	3.43
Expenses including reductions	1.18 [6]	1.17	1.20	1.23	1.35	1.35
Net investment income	4.73 [6]	4.34	4.82	5.47	4.53	4.50
Portfolio turnover (%)	3	23	20	26	27	24

[1]	Six months ended 2-28-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
22	JOHN HANCOCK EMERGING MARKETS DEBT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14 [2]
Per share operating performance
Net asset value, beginning of period	$8.85	$9.86	$9.67	$8.81	$10.13	$10.15
Net investment income (loss)[3]	0.18	0.35	0.39	0.43	0.34	(0.03)
Net realized and unrealized gain (loss) on investments	0.28	(0.96)	0.25	0.84	(1.28)	0.01
Total from investment operations	0.46	(0.61)	0.64	1.27	(0.94)	(0.02)
Less distributions
From net investment income	(0.19)	(0.40)	(0.45)	(0.41)	(0.35)	— [4]
From tax return of capital	—	—	—	—	(0.03)	—
Total distributions	(0.19)	(0.40)	(0.45)	(0.41)	(0.38)	— [4]
Net asset value, end of period	$9.12	$8.85	$9.86	$9.67	$8.81	$10.13
Total return (%)[5,6]	5.32 [7]	(6.40)	6.68	15.14	(9.47)	(0.17) [7]
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$— [8]	$— [8]	$— [8]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.89 [9]	1.88	1.90	1.94	3.59	18.13 [9]
Expenses including reductions	1.88 [9]	1.87	1.90	1.93	2.30	2.30 [9]
Net investment income (loss)	4.03 [9]	3.68	4.05	4.88	3.65	(30.30) [9]
Portfolio turnover (%)	3	23	20	26	27	24 [10]

[1]	Six months ended 2-28-19. Unaudited.
[2]	The inception date for Class C shares is 8-28-14.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Less than $500,000.
[9]	Annualized.
[10]	Portfolio turnover is shown for the period from 9-1-13 to 8-31-14.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Debt Fund	23

CLASS I SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$8.86	$9.88	$9.70	$8.83	$10.15	$9.35
Net investment income[2]	0.22	0.44	0.48	0.53	0.47	0.45
Net realized and unrealized gain (loss) on investments	0.30	(0.97)	0.24	0.84	(1.29)	0.88
Total from investment operations	0.52	(0.53)	0.72	1.37	(0.82)	1.33
Less distributions
From net investment income	(0.24)	(0.49)	(0.54)	(0.50)	(0.47)	(0.49)
From net realized gain	—	—	—	—	—	(0.04)
From tax return of capital	—	—	—	—	(0.03)	—
Total distributions	(0.24)	(0.49)	(0.54)	(0.50)	(0.50)	(0.53)
Net asset value, end of period	$9.14	$8.86	$9.88	$9.70	$8.83	$10.15
Total return (%)[3]	5.94 [4]	(5.56)	7.87	16.14	(8.23)	14.61
Ratios and supplemental data
Net assets, end of period (in millions)	$12	$14	$14	$8	$4	$10
Ratios (as a percentage of average net assets):
Expenses before reductions	0.91 [5]	0.89	0.89	0.93	0.98	2.04
Expenses including reductions	0.90 [5]	0.88	0.89	0.92	0.97	1.04
Net investment income	5.01 [5]	4.64	5.01	5.97	4.89	4.60
Portfolio turnover (%)	3	23	20	26	27	24

[1]	Six months ended 2-28-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
24	JOHN HANCOCK EMERGING MARKETS DEBT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$8.85	$9.87	$9.69	$8.82	$9.35
Net investment income[3]	0.21	0.42	0.48	0.51	0.20
Net realized and unrealized gain (loss) on investments	0.29	(0.97)	0.23	0.85	(0.53)
Total from investment operations	0.50	(0.55)	0.71	1.36	(0.33)
Less distributions
From net investment income	(0.23)	(0.47)	(0.53)	(0.49)	(0.19)
From tax return of capital	—	—	—	—	(0.01)
Total distributions	(0.23)	(0.47)	(0.53)	(0.49)	(0.20)
Net asset value, end of period	$9.12	$8.85	$9.87	$9.69	$8.82
Total return (%)[4]	5.74 [5]	(5.75)	7.70	16.02	(3.60) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [6]	$— [6]	$— [6]	$— [6]	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.09 [7]	1.08	1.06	1.08	1.06 [7]
Expenses including reductions	1.09 [7]	1.07	1.06	1.07	1.05 [7]
Net investment income	4.79 [7]	4.40	5.02	5.78	4.91 [7]
Portfolio turnover (%)	3	23	20	26	27 [8]

[1]	Six months ended 2-28-19. Unaudited.
[2]	The inception date for Class R2 shares is 3-27-15.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Debt Fund	25

CLASS R4 SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$8.85	$9.87	$9.69	$8.82	$9.35
Net investment income[3]	0.22	0.43	0.49	0.52	0.20
Net realized and unrealized gain (loss) on investments	0.29	(0.96)	0.23	0.85	(0.53)
Total from investment operations	0.51	(0.53)	0.72	1.37	(0.33)
Less distributions
From net investment income	(0.24)	(0.49)	(0.54)	(0.50)	(0.19)
From tax return of capital	—	—	—	—	(0.01)
Total distributions	(0.24)	(0.49)	(0.54)	(0.50)	(0.20)
Net asset value, end of period	$9.12	$8.85	$9.87	$9.69	$8.82
Total return (%)[4]	5.82 [5]	(5.61)	7.82	16.13	(3.56) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [6]	$— [6]	$— [6]	$— [6]	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.04 [7]	1.04	1.05	1.08	1.06 [7]
Expenses including reductions	0.93 [7]	0.93	0.94	0.97	0.95 [7]
Net investment income	5.00 [7]	4.51	5.16	5.88	5.01 [7]
Portfolio turnover (%)	3	23	20	26	27 [8]

[1]	Six months ended 2-28-19. Unaudited.
[2]	The inception date for Class R4 shares is 3-27-15.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
26	JOHN HANCOCK EMERGING MARKETS DEBT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$8.85	$9.87	$9.69	$8.82	$9.35
Net investment income[3]	0.23	0.46	0.48	0.49	0.21
Net realized and unrealized gain (loss) on investments	0.29	(0.98)	0.25	0.89	(0.53)
Total from investment operations	0.52	(0.52)	0.73	1.38	(0.32)
Less distributions
From net investment income	(0.24)	(0.50)	(0.55)	(0.51)	(0.20)
From tax return of capital	—	—	—	—	(0.01)
Total distributions	(0.24)	(0.50)	(0.55)	(0.51)	(0.21)
Net asset value, end of period	$9.13	$8.85	$9.87	$9.69	$8.82
Total return (%)[4]	6.01 [5]	(5.48)	7.99	16.33	(3.49) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$— [6]	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.79 [7]	0.79	0.80	0.83	0.81 [7]
Expenses including reductions	0.78 [7]	0.78	0.79	0.81	0.78 [7]
Net investment income	5.17 [7]	4.83	5.04	5.37	5.17 [7]
Portfolio turnover (%)	3	23	20	26	27 [8]

[1]	Six months ended 2-28-19. Unaudited.
[2]	The inception date for Class R6 shares is 3-27-15.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Debt Fund	27

CLASS NAV SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$8.85	$9.87	$9.69	$8.82	$10.14	$9.34
Net investment income[2]	0.23	0.45	0.50	0.54	0.49	0.50
Net realized and unrealized gain (loss) on investments	0.29	(0.97)	0.24	0.84	(1.29)	0.85
Total from investment operations	0.52	(0.52)	0.74	1.38	(0.80)	1.35
Less distributions
From net investment income	(0.24)	(0.50)	(0.56)	(0.51)	(0.48)	(0.51)
From net realized gain	—	—	—	—	—	(0.04)
From tax return of capital	—	—	—	—	(0.04)	—
Total distributions	(0.24)	(0.50)	(0.56)	(0.51)	(0.52)	(0.55)
Net asset value, end of period	$9.13	$8.85	$9.87	$9.69	$8.82	$10.14
Total return (%)[3]	6.02 [4]	(5.46)	8.00	16.29	(8.09)	14.83
Ratios and supplemental data
Net assets, end of period (in millions)	$1,020	$840	$797	$570	$552	$475
Ratios (as a percentage of average net assets):
Expenses before reductions	0.77 [5]	0.77	0.79	0.81	0.79	0.88
Expenses including reductions	0.77 [5]	0.77	0.78	0.81	0.78	0.87
Net investment income	5.17 [5]	4.79	5.28	6.03	5.17	5.15
Portfolio turnover (%)	3	23	20	26	27	24

[1]	Six months ended 2-28-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
28	JOHN HANCOCK EMERGING MARKETS DEBT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Emerging Markets Debt Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek total return with an emphasis on current income as well as capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment

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factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 28, 2019, all investments are categorized as Level 2 under the hierarchy described above, except for common stocks and money market funds, which are categorized as Level 1.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign investing. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       30

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2019, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2019, were $1,814.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of August 31, 2018, the fund has a short-term capital loss carryforward of $9,163,353 and a long-term capital loss carryforward of $19,488,440 available to offset future net realized capital gains. These carryforwards do not expire.

As of August 31, 2018, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of

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capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, wash sale loss deferrals, and amortization and accretion on debt securities.

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts are typically traded through the OTC market. Certain forwards are regulated by the Commodity Futures Trading Commission. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying fund's investments, or if cash is posted, on the Statement of assets and liabilities. The fund's maximum risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the six months ended February 28, 2019, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currency and to maintain diversity and liquidity of the fund. The fund held forward foreign currency contracts with U.S. Dollar notional values ranging from $18.0 million to $128.0 million, as measured at each quarter end.

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Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at February 28, 2019 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Foreign currency	Unrealized appreciation / depreciation on forward foreign currency contracts	Forward foreign currency contracts	$1,844,668	($1,023,496)

For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2019:

Statements of operations location - net realized gain (loss) on:
Risk	Forward foreign currency contracts
Foreign currency	($43,924)

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2019:

Statement of operations location - change in net unrealized appreciation (depreciation) of:
Risk	Forward foreign currency contracts
Foreign currency	$1,007,063

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment Advisor for the fund. John Hancock Distributors, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.725% of the first $250 million of the fund's average daily net assets; (b) 0.700% of the next $500 million of the fund's average daily net assets, and (c) 0.675% of the fund's average daily net assets in excess of $750 million. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       33

aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2019, this waiver amounted to 0.01% of the fund's average net assets. This agreement expires on June 30, 2020, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.78% of average net assets. For purposes of this agreement, "expenses of the fund" means all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class-specific expenses, acquired fund fees and expenses paid indirectly, borrowing costs, prime brokerage fees, and short dividend expense. This agreement expires on December 31, 2019, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

For the six months ended February 28, 2019, the expense reductions described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$85	Class R4	$2
Class C	22	Class R6	33
Class I	505	Class NAV	33,578
Class R2	2	Total	$34,227

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees incurred for the six months ended February 28, 2019 were equivalent to a net annual effective rate of 0.69% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class C, Class R2, and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R2 and Class R4 shares, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee	Service fee	Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—	Class R2	0.25%	0.25%
Class C	1.00%	—	Class R4	0.25%	0.10%

The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2019, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $22 for Class R4 shares for the six months ended February 28, 2019.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $59 for the six months ended February 28, 2019. Of this amount, $8 was retained and used for printing prospectuses, advertising, sales literature and other purposes, and $50 was paid as sales commissions to broker-dealers. For

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the six months ended February 28, 2019, there were no paid sales commissions to sales personnel of Signator Investors, Inc., which had been a broker-dealer affiliate of the Advisor through November 2, 2018.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2019, CDSCs received by the Distributor amounted to $200 for Class C shares. During the six months ended February 28, 2019, there were no CDSCs received by the Distributor for Class A shares.

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 28, 2019 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$3,369	$1,258
Class C	2,850	320
Class I	—	8,912
Class R2	91	4
Class R4	56	3
Class R6	—	57
Total	$6,366	$10,554

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or lender	Weighted average loan balance	Days outstanding	Weighted average interest rate	Interest income (expense)
Borrower	$4,980,820	3	1.715%	($712)
Lender	$2,633,604	2	1.928%	$282

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       35

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended February 28, 2019 and year ended August 31, 2018 were as follows:

		Six months ended 2-28-19		Year ended 8-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	18,741	$166,299	598,251	$5,833,376
Distributions reinvested	6,400	56,922	27,919	265,313
Repurchased	(74,775)	(661,896)	(740,535)	(6,892,779)
Net decrease	(49,634)	$(438,675)	(114,365)	$(794,090)
Class C shares
Sold	13,452	$118,640	32,113	$312,521
Distributions reinvested	1,385	12,319	3,121	29,581
Repurchased	(16,363)	(143,946)	(24,560)	(227,534)
Net increase (decrease)	(1,526)	$(12,987)	10,674	$114,568
Class I shares
Sold	200,323	$1,807,959	1,335,655	$12,654,270
Distributions reinvested	40,259	358,194	81,184	770,635
Repurchased	(517,360)	(4,609,065)	(1,238,730)	(11,672,734)
Net increase (decrease)	(276,778)	$(2,442,912)	178,109	$1,752,171
Class R2 shares
Sold	2,480	$22,227	737	$7,083
Distributions reinvested	11	94	—	—
Repurchased	(602)	(5,354)	(5,608)	(55,167)
Net increase (decrease)	1,889	$16,967	(4,871)	$(48,084)
Class R4 shares
Repurchased	—	—	(5,608)	$(55,183)
Net decrease	—	—	(5,608)	$(55,183)
Class R6 shares
Sold	4,658	$41,370	35,752	$340,039
Distributions reinvested	2,681	23,796	4,349	40,911
Repurchased	(34,420)	(301,932)	(7)	(64)
Net increase (decrease)	(27,081)	$(236,766)	40,094	$380,886
Class NAV shares
Sold	14,215,299	$126,448,702	16,734,850	$153,938,646
Distributions reinvested	2,760,083	24,570,576	4,494,678	42,562,814
Repurchased	(69,548)	(620,944)	(7,113,822)	(68,139,003)
Net increase	16,905,834	$150,398,334	14,115,706	$128,362,457
Total net increase	16,552,704	$147,283,961	14,219,739	$129,712,725

Affiliates of the fund owned 60%, 100%, 93% and 100% of shares of Class R2, Class R4, Class R6 and Class NAV, respectively, on February 28, 2019. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, amounted to $145,798,934 and $27,080,363, respectively, for the six months ended February 28, 2019.

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       36

Note 8 — Emerging-market risk

Foreign investing especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Funds that invest a significant portion of assets in the securities of issuers based in countries with emerging market economies are subject to greater levels of foreign investment risk than funds investing primarily in more-developed foreign markets, since emerging-market securities may present other risks greater than, or in addition to, the risks of investing in developed foreign countries.

Note 9 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 28, 2019, funds within the John Hancock group of funds complex held 98.3% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliated concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	35.1%
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	22.3%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	13.7%
John Hancock Funds II Multimanager Lifestyle Conservative Portfolio	12.2%

Note 10 — New accounting pronouncement

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2017-08, Premium Amortization on Purchased Callable Debt Securities, which shortens the premium amortization period for purchased non-contingently callable debt securities. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. Management does not expect the ASU to have an impact on the fund's net assets or total return. Depending upon holdings of the fund, the shortening of the premium amortization period could decrease interest income with a corresponding offset to unrealized gain (loss).

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       37

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler**
Secretary and Chief Legal Officer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Portfolio Managers

Roberto Sanchez-Dahl, CFA
Paolo H. Valle

Principal distributor

John Hancock Funds, LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee
#Effective 6-19-18

**Effective 9-13-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK EMERGING MARKETS DEBT FUND       38

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

Greater China Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Disciplined Alternative Yield

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Infrastructure

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 200 Berkeley Street ■ Boston, MA 02116-5010 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Emerging Markets Debt Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF767008	358SA 2/19 4/19

John Hancock

Equity Income Fund

Semiannual report 2/28/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investments at 800-225-5291 (Class A and Class C shares) or 888-972-8696 (Class NAV and Class 1 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investments or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investments or your financial intermediary.

A message to shareholders

Dear shareholder,

The six months ended February 28, 2019 were challenging for equity investors as stock markets across many major economies worldwide posted losses, despite rebounding during the first few months of the new year. In the United States, new tariffs on a range of imports and heightened fears of a full-blown trade war with China weighed on investor sentiment despite relatively supportive U.S. economic fundamentals. Global economic growth slowed, and international markets faced some challenging headwinds that may not abate in the near future.

Concerns about the potential for a more widespread global economic slowdown led to a significant increase in volatility as well as a flight to quality, particularly in the final months of 2018. While at John Hancock Investments we believe that the bull market appears to be in the later innings, the economic underpinnings in the United States suggest that there's still room for stocks to run.

Your best resource in unpredictable and volatile markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee investment returns and does not eliminate risk of loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Equity Income Fund

2	Your fund at a glance
3	Portfolio summary
4	A look at performance
6	Your expenses
8	Fund's investments
14	Financial statements
17	Financial highlights
21	Notes to financial statements
30	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to provide substantial dividend income and also long-term growth of capital.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/19 (%)

The Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

1	Class A shares were first offered on 3-27-15. Returns prior to this date are those of Class NAV shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       2

Portfolio summary

SECTOR COMPOSITION AS OF 2/28/19 (%)

TOP 10 HOLDINGS AS OF 2/28/19 (%)

Wells Fargo & Company	3.4
JPMorgan Chase & Co.	3.2
Exxon Mobil Corp.	2.5
Twenty-First Century Fox, Inc., Class B	2.4
The Boeing Company	2.3
The Southern Company	2.1
Verizon Communications, Inc.	2.0
TOTAL SA, ADR	2.0
Johnson & Johnson	2.0
DowDuPont, Inc.	2.0
TOTAL	23.9
As a percentage of net assets.
Cash and cash equivalents are not included.

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       3

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  FEBRUARY 28, 2019

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	5-year	10-year	6-month	5-year	10-year	as of 2-28-19	as of 2-28-19
Class A2	-5.50	5.42	13.87	-8.59	30.20	266.46	1.82	1.79
Class C2	-2.11	5.90	14.13	-4.96	33.20	274.83	1.23	1.20
Class 1[3]	-0.22	6.77	14.56	-3.60	38.73	289.44	2.28	2.25
Class NAV[3]	-0.17	6.83	14.62	-3.57	39.12	291.51	2.33	2.30
Index 1†	3.16	8.09	15.39	-1.62	47.57	318.54	—	—
Index 2†	4.68	10.67	16.67	-3.04	66.00	367.39	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.00% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class1 and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until June 30, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class 1	Class NAV
Gross (%)	1.15	1.85	0.79	0.74
Net (%)	1.14	1.84	0.78	0.73

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the Russell 1000 Value Index; Index 2 is the S&P 500 Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       4

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Equity Income Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class C2,4	2-28-09	37,483	37,483	41,854	46,739
Class 1[3]	2-28-09	38,944	38,944	41,854	46,739
Class NAV[3]	2-28-09	39,151	39,151	41,854	46,739

The Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	Class A and Class C shares were first offered on 3-27-15. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
3	For certain types of investors as described in the fund's prospectuses.
4	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       5

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2018, with the same investment held until February 28, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2018, with the same investment held until February 28, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
6	JOHN HANCOCK EQUITY INCOME FUND | SEMIANNUAL REPORT

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2018	Ending value on 2-28-2019	Expenses paid during period ended 2-28-2019[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$ 962.10	$5.50	1.13%
	Hypothetical example	1,000.00	1,019.20	5.66	1.13%
Class C	Actual expenses/actual returns	1,000.00	958.90	8.89	1.83%
	Hypothetical example	1,000.00	1,015.70	9.15	1.83%
Class 1	Actual expenses/actual returns	1,000.00	964.00	3.75	0.77%
	Hypothetical example	1,000.00	1,021.00	3.86	0.77%
Class NAV	Actual expenses/actual returns	1,000.00	964.30	3.51	0.72%
	Hypothetical example	1,000.00	1,021.20	3.61	0.72%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK EQUITY INCOME FUND	7

Fund’s investments
AS OF 2-28-19 (unaudited)
	Shares	Value
Common stocks 95.3%		$1,430,256,085
(Cost $1,112,864,507)
Communication services 7.8%		116,804,767
Diversified telecommunication services 3.3%
AT&T, Inc.	254,329	7,914,718
CenturyLink, Inc.	161,898	2,135,435
Telefonica SA	968,340	8,352,332
Verizon Communications, Inc.	538,010	30,623,529
Entertainment 2.7%
The Walt Disney Company	41,300	4,660,292
Twenty-First Century Fox, Inc., Class B	709,578	35,592,432
Media 1.8%
Comcast Corp., Class A	428,011	16,551,185
News Corp., Class A	842,922	10,974,844
Consumer discretionary 2.5%		37,529,839
Auto components 0.1%
Adient PLC	98,382	1,912,546
Hotels, restaurants and leisure 1.0%
Las Vegas Sands Corp.	241,668	14,845,665
Leisure products 0.5%
Mattel, Inc. (A)(B)	543,900	7,843,038
Multiline retail 0.5%
Kohl's Corp.	109,000	7,360,770
Specialty retail 0.4%
L Brands, Inc.	213,000	5,567,820
Consumer staples 7.2%		108,870,975
Beverages 0.4%
PepsiCo, Inc.	55,100	6,371,764
Food and staples retailing 1.0%
Walmart, Inc.	152,100	15,056,379
Food products 2.7%
Archer-Daniels-Midland Company	108,600	4,615,500
Bunge, Ltd.	39,100	2,075,428
Conagra Brands, Inc.	488,094	11,406,757
Kellogg Company	47,200	2,655,472
Tyson Foods, Inc., Class A	328,348	20,245,938
Household products 1.6%
Kimberly-Clark Corp.	201,900	23,587,977
Personal products 0.2%
Coty, Inc., Class A (A)(B)	233,633	2,569,963
8	JOHN HANCOCK EQUITY INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Consumer staples (continued)
Tobacco 1.3%
Philip Morris International, Inc.	233,331	$20,285,797
Energy 9.8%		146,747,944
Oil, gas and consumable fuels 9.8%
Chevron Corp.	115,760	13,842,581
EQT Corp.	47,860	867,223
Equitrans Midstream Corp.	103,108	1,818,825
Exxon Mobil Corp.	474,214	37,477,132
Hess Corp.	276,000	15,966,600
Occidental Petroleum Corp.	222,500	14,718,375
Pioneer Natural Resources Company	51,300	7,230,735
TOTAL SA, ADR	537,170	30,570,345
TransCanada Corp.	542,400	24,256,128
Financials 23.1%		346,467,928
Banks 11.4%
Bank of America Corp.	35,722	1,038,796
Citigroup, Inc.	183,050	11,711,539
Fifth Third Bancorp	732,100	20,191,318
JPMorgan Chase & Co.	453,034	47,278,628
KeyCorp	246,197	4,347,839
The PNC Financial Services Group, Inc.	119,000	14,996,380
U.S. Bancorp	417,592	21,585,330
Wells Fargo & Company	1,010,230	50,400,374
Capital markets 4.8%
Ameriprise Financial, Inc.	19,800	2,606,274
Franklin Resources, Inc.	401,900	13,105,959
Morgan Stanley	572,973	24,053,407
Northern Trust Corp.	46,600	4,343,120
State Street Corp.	280,502	20,159,679
The Bank of New York Mellon Corp.	129,511	6,796,737
Insurance 6.9%
American International Group, Inc.	445,452	19,243,526
Brighthouse Financial, Inc. (A)	223,249	8,644,201
Chubb, Ltd.	181,787	24,341,279
Loews Corp.	340,642	16,221,372
Marsh & McLennan Companies, Inc.	69,238	6,440,519
MetLife, Inc.	446,198	20,163,688
Willis Towers Watson PLC	51,145	8,797,963
Health care 12.6%		189,348,269
Biotechnology 1.2%
Gilead Sciences, Inc.	271,700	17,665,934
Health care equipment and supplies 1.8%
Becton, Dickinson and Company	21,700	5,398,743
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EQUITY INCOME FUND	9

	Shares	Value
Health care (continued)
Health care equipment and supplies (continued)
Medtronic PLC	216,213	$19,567,277
Zimmer Biomet Holdings, Inc.	20,500	2,544,460
Health care providers and services 2.8%
Anthem, Inc.	90,041	27,078,030
CVS Health Corp.	252,779	14,618,210
Pharmaceuticals 6.8%
Allergan PLC	18,700	2,575,177
Bristol-Myers Squibb Company	160,833	8,308,633
GlaxoSmithKline PLC	486,124	9,688,806
GlaxoSmithKline PLC, ADR	84,100	3,394,276
Johnson & Johnson	219,100	29,937,824
Merck & Company, Inc.	237,600	19,314,504
Pfizer, Inc.	674,888	29,256,395
Industrials 11.8%		176,794,281
Aerospace and defense 4.0%
Harris Corp.	153,559	25,326,486
Northrop Grumman Corp.	3,700	1,072,852
The Boeing Company	76,800	33,788,928
Air freight and logistics 1.3%
United Parcel Service, Inc., Class B	179,600	19,791,920
Airlines 1.4%
Alaska Air Group, Inc.	144,400	8,909,480
Delta Air Lines, Inc.	141,100	6,995,738
Southwest Airlines Company	85,100	4,769,004
Building products 1.5%
Johnson Controls International PLC	628,576	22,169,876
Commercial services and supplies 0.5%
Stericycle, Inc. (A)	166,706	7,431,753
Electrical equipment 0.8%
Emerson Electric Company	127,200	8,668,680
nVent Electric PLC	107,700	2,959,596
Industrial conglomerates 0.7%
General Electric Company	1,028,400	10,685,076
Machinery 0.6%
Flowserve Corp.	18,785	834,242
Illinois Tool Works, Inc.	14,000	2,017,120
PACCAR, Inc.	61,100	4,142,580
Pentair PLC	56,500	2,403,510
Wabtec Corp.	5,524	404,654
Professional services 1.0%
Nielsen Holdings PLC	550,488	14,422,786
10	JOHN HANCOCK EQUITY INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology 7.4%		$111,506,547
Communications equipment 1.8%
Cisco Systems, Inc.	512,519	26,533,109
Electronic equipment, instruments and components 0.1%
TE Connectivity, Ltd.	29,500	2,421,655
Semiconductors and semiconductor equipment 3.2%
Applied Materials, Inc.	202,200	7,752,348
NXP Semiconductors NV	36,800	3,360,576
QUALCOMM, Inc.	469,000	25,039,910
Texas Instruments, Inc.	110,700	11,709,846
Software 1.9%
Microsoft Corp.	259,238	29,042,433
Technology hardware, storage and peripherals 0.4%
Hewlett Packard Enterprise Company	170,000	2,784,600
Western Digital Corp.	56,900	2,862,070
Materials 4.6%		68,998,874
Chemicals 3.1%
Akzo Nobel NV	26,191	2,374,481
CF Industries Holdings, Inc.	301,300	12,714,860
DowDuPont, Inc.	552,740	29,422,350
PPG Industries, Inc.	15,900	1,780,323
Construction materials 0.3%
Vulcan Materials Company	44,600	4,971,116
Containers and packaging 0.9%
International Paper Company	307,363	14,083,373
Metals and mining 0.3%
Nucor Corp.	60,300	3,652,371
Real estate 2.9%		43,300,409
Equity real estate investment trusts 2.9%
Equity Residential	190,815	14,061,157
Rayonier, Inc.	293,069	8,636,743
SL Green Realty Corp.	95,372	8,652,148
Weyerhaeuser Company	480,127	11,950,361
Utilities 5.6%		83,886,252
Electric utilities 3.8%
Duke Energy Corp.	90,395	8,104,816
Edison International	171,005	10,241,489
Evergy, Inc.	96,280	5,383,015
PG&E Corp. (A)	63,024	1,073,299
The Southern Company	639,221	31,762,891
Multi-utilities 1.8%
NiSource, Inc.	792,043	21,369,320

Sempra Energy	49,414	5,951,422
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EQUITY INCOME FUND	11

	Shares	Value

Preferred securities 2.4%		$36,551,238
(Cost $31,215,906)
Health care 0.8%		12,038,325
Health care equipment and supplies 0.8%
Becton, Dickinson and Company, 6.125%	195,079	12,038,325
Utilities 1.6%		24,512,913
Electric utilities 0.8%
NextEra Energy, Inc., 6.123% (B)	205,940	12,525,271
Multi-utilities 0.8%
DTE Energy Company, 6.500%	38,804	2,149,354
Sempra Energy, 6.000%	72,326	7,501,653
Sempra Energy, 6.750%	22,277	2,336,635

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 0.5%				$7,068,895
(Cost $7,027,687)
Consumer discretionary 0.3%				4,912,195
Leisure products 0.3%
Mattel, Inc. (C)	6.750	12-31-25	4,987,000	4,912,195
Utilities 0.2%				2,156,700
Electric utilities 0.2%
Pacific Gas & Electric Company (D)	3.950	12-01-47	1,285,000	1,002,300

Pacific Gas & Electric Company (D)	4.000	12-01-46	1,480,000	1,154,400
Convertible bonds 0.2%				$2,847,107
(Cost $2,970,000)
Financials 0.2%				2,847,107
Insurance 0.2%
AXA SA (C)	7.250	05-15-21	2,970,000	2,847,107

	Yield (%)	Shares	Value
Securities lending collateral 0.7%			$10,889,937
(Cost $10,886,723)
John Hancock Collateral Trust (E)	2.5250(F)	1,088,221	10,889,937
Short-term investments 1.3%			$19,668,886
(Cost $19,668,886)
Money market funds 1.3%			19,668,886
State Street Institutional U.S. Government Money Market Fund, Premier Class	2.3457(F)	1,500,000	1,500,000
T. Rowe Price Government Reserve Fund	2.4359(F)	18,168,886	18,168,886

12	JOHN HANCOCK EQUITY INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total investments (Cost $1,184,633,709) 100.4%	$1,507,282,148
Other assets and liabilities, net (0.4%)	(6,498,080)
Total net assets 100.0%	$1,500,784,068

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 2-28-19.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Non-income producing - Issuer is in default.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(F)	The rate shown is the annualized seven-day yield as of 2-28-19.
At 2-28-19, the aggregate cost of investments for federal income tax purposes was $1,195,730,049. Net unrealized appreciation aggregated to $311,552,099, of which $367,263,210 related to gross unrealized appreciation and $55,711,111 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EQUITY INCOME FUND	13

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-19 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,173,746,986) including $10,630,210 of securities loaned	$1,496,392,211
Affiliated investments, at value (Cost $10,886,723)	10,889,937
Total investments, at value (Cost $1,184,633,709)	1,507,282,148
Foreign currency, at value (Cost $121,595)	122,106
Dividends and interest receivable	4,630,090
Receivable for fund shares sold	316,867
Receivable for investments sold	1,389,960
Receivable for securities lending income	3,257
Other assets	81,512
Total assets	1,513,825,940
Liabilities
Payable for investments purchased	1,337,386
Payable for fund shares repurchased	513,931
Payable upon return of securities loaned	10,904,118
Payable to affiliates
Accounting and legal services fees	69,834
Transfer agent fees	8,702
Trustees' fees	1,394
Other liabilities and accrued expenses	206,507
Total liabilities	13,041,872
Net assets	$1,500,784,068
Net assets consist of
Paid-in capital	$1,171,049,706
Total distributable earnings (loss)	329,734,362
Net assets	$1,500,784,068

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($46,324,586 ÷ 2,583,332 shares)[1]	$17.93
Class C ($2,636,926 ÷ 146,728 shares)[1]	$17.97
Class 1 ($206,328,687 ÷ 11,491,616 shares)	$17.95
Class NAV ($1,245,493,869 ÷ 69,457,528 shares)	$17.93
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$18.87

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
14	JOHN HANCOCK EQUITY INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended  2-28-19 (unaudited)

Investment income
Dividends	$23,220,452
Interest	517,213
Securities lending	47,836
Less foreign taxes withheld	(251,067)
Total investment income	23,534,434
Expenses
Investment management fees	5,187,246
Distribution and service fees	128,986
Accounting and legal services fees	119,544
Transfer agent fees	25,213
Trustees' fees	12,009
Custodian fees	86,882
State registration fees	19,881
Printing and postage	11,526
Professional fees	44,509
Other	25,864
Total expenses	5,661,660
Less expense reductions	(225,252)
Net expenses	5,436,408
Net investment income	18,098,026
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	33,252,821
Affiliated investments	(3,423)
33,249,398
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(107,708,794)
Affiliated investments	162
(107,708,632)
Net realized and unrealized loss	(74,459,234)
Decrease in net assets from operations	$(56,361,208)

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EQUITY INCOME FUND	15

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-19 (unaudited)	Year ended 8-31-18
Increase (decrease) in net assets
From operations
Net investment income	$18,098,026	$31,770,100
Net realized gain	33,249,398	146,159,597
Change in net unrealized appreciation (depreciation)	(107,708,632)	31,755,870
Increase (decrease) in net assets resulting from operations	(56,361,208)	209,685,567
Distributions to shareholders
From net investment income and net realized gain
Class A	(4,351,858)	—
Class C	(266,089)	—
Class 1	(21,917,123)	—
Class NAV	(128,264,451)	—
From net investment income
Class A	—	(615,800)
Class C	—	(26,150)
Class 1	—	(4,833,395)
Class NAV	—	(27,520,023)
From net realized gain
Class A	—	(2,586,933)
Class C	—	(204,282)
Class 1	—	(17,169,385)
Class NAV	—	(92,481,016)
Total distributions	(154,799,521)	(145,436,984)
From fund share transactions	87,824,323	(112,378,607)
Total decrease	(123,336,406)	(48,130,024)
Net assets
Beginning of period	1,624,120,474	1,672,250,498
End of period[1]	$1,500,784,068	$1,624,120,474

[1]	Net assets - End of period includes undistributed net investment income of $6,078,025 at August 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
16	JOHN HANCOCK EQUITY INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$20.97	$20.22	$18.50	$18.38	$19.76
Net investment income[3]	0.19	0.31	0.36	0.36	0.15
Net realized and unrealized gain (loss) on investments	(1.20)	2.22	2.17	1.62	(1.38)
Total from investment operations	(1.01)	2.53	2.53	1.98	(1.23)
Less distributions
From net investment income	(0.21)	(0.33)	(0.40)	(0.33)	(0.15)
From net realized gain	(1.82)	(1.45)	(0.41)	(1.53)	—
Total distributions	(2.03)	(1.78)	(0.81)	(1.86)	(0.15)
Net asset value, end of period	$17.93	$20.97	$20.22	$18.50	$18.38
Total return (%)[4,5]	(3.79) [6]	12.83	13.96	11.72	(6.31) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$46	$43	$36	$22	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	1.16 [7]	1.18	1.19	1.23	1.24 [7]
Expenses including reductions	1.13 [7]	1.14	1.14	1.14	1.12 [7]
Net investment income	2.08 [7]	1.52	1.85	2.08	1.79 [7]
Portfolio turnover (%)	9	19	21	40	19 [8]

[1]	Six months ended 2-28-19. Unaudited.
[2]	The inception date for Class A shares is 3-27-15.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Equity Income Fund	17

CLASS C SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$21.00	$20.25	$18.52	$18.39	$19.76
Net investment income[3]	0.13	0.17	0.22	0.24	0.08
Net realized and unrealized gain (loss) on investments	(1.21)	2.22	2.18	1.61	(1.38)
Total from investment operations	(1.08)	2.39	2.40	1.85	(1.30)
Less distributions
From net investment income	(0.13)	(0.19)	(0.26)	(0.19)	(0.07)
From net realized gain	(1.82)	(1.45)	(0.41)	(1.53)	—
Total distributions	(1.95)	(1.64)	(0.67)	(1.72)	(0.07)
Net asset value, end of period	$17.97	$21.00	$20.25	$18.52	$18.39
Total return (%)[4,5]	(4.11) [6]	12.00	13.16	10.89	(6.61) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$3	$3	$3	$2	$— [7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.86 [8]	1.88	1.89	1.93	1.94 [8]
Expenses including reductions	1.83 [8]	1.84	1.86	1.89	1.87 [8]
Net investment income	1.38 [8]	0.80	1.12	1.39	0.94 [8]
Portfolio turnover (%)	9	19	21	40	19 [9]

[1]	Six months ended 2-28-19. Unaudited.
[2]	The inception date for Class C shares is 3-27-15.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
18	JOHN HANCOCK EQUITY INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS 1 SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$20.99	$20.24	$18.51	$18.39	$21.47	$18.53
Net investment income[2]	0.23	0.39	0.44	0.40	0.36	0.35
Net realized and unrealized gain (loss) on investments	(1.21)	2.21	2.16	1.63	(1.78)	3.17
Total from investment operations	(0.98)	2.60	2.60	2.03	(1.42)	3.52
Less distributions
From net investment income	(0.24)	(0.40)	(0.46)	(0.38)	(0.52)	(0.45)
From net realized gain	(1.82)	(1.45)	(0.41)	(1.53)	(1.14)	(0.13)
Total distributions	(2.06)	(1.85)	(0.87)	(1.91)	(1.66)	(0.58)
Net asset value, end of period	$17.95	$20.99	$20.24	$18.51	$18.39	$21.47
Total return (%)[3]	(3.60) [4]	13.21	14.36	12.06	(7.33)	19.24
Ratios and supplemental data
Net assets, end of period (in millions)	$206	$235	$255	$271	$297	$377
Ratios (as a percentage of average net assets):
Expenses before reductions	0.80 [5]	0.82	0.83	0.85	0.86	0.87
Expenses including reductions	0.77 [5]	0.78	0.79	0.81	0.82	0.83
Net investment income	2.42 [5]	1.86	2.23	2.29	1.77	1.75
Portfolio turnover (%)	9	19	21	40	19	17

[1]	Six months ended 2-28-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Equity Income Fund	19

CLASS NAV SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$20.97	$20.22	$18.49	$18.37	$21.45	$18.52
Net investment income[2]	0.23	0.40	0.45	0.41	0.37	0.37
Net realized and unrealized gain (loss) on investments	(1.20)	2.21	2.16	1.63	(1.78)	3.15
Total from investment operations	(0.97)	2.61	2.61	2.04	(1.41)	3.52
Less distributions
From net investment income	(0.25)	(0.41)	(0.47)	(0.39)	(0.53)	(0.46)
From net realized gain	(1.82)	(1.45)	(0.41)	(1.53)	(1.14)	(0.13)
Total distributions	(2.07)	(1.86)	(0.88)	(1.92)	(1.67)	(0.59)
Net asset value, end of period	$17.93	$20.97	$20.22	$18.49	$18.37	$21.45
Total return (%)[3]	(3.57) [4]	13.28	14.44	12.13	(7.27)	19.25
Ratios and supplemental data
Net assets, end of period (in millions)	$1,245	$1,344	$1,377	$1,485	$1,553	$1,760
Ratios (as a percentage of average net assets):
Expenses before reductions	0.75 [5]	0.77	0.78	0.80	0.81	0.82
Expenses including reductions	0.72 [5]	0.73	0.74	0.76	0.77	0.78
Net investment income	2.48 [5]	1.92	2.30	2.34	1.83	1.81
Portfolio turnover (%)	9	19	21	40	19	17

[1]	Six months ended 2-28-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
20	JOHN HANCOCK EQUITY INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Equity Income Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to provide substantial dividend income and also long-term growth of capital.

The fund may offer multiple classes of shares. The shares currently offered by the fund are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or MFC, and certain 529 plans. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

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The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of February 28, 2019, by major security category or type:

	Total value at 2-28-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$116,804,767	$108,452,435	$8,352,332	—
Consumer discretionary	37,529,839	37,529,839	—	—
Consumer staples	108,870,975	108,870,975	—	—
Energy	146,747,944	146,747,944	—	—
Financials	346,467,928	346,467,928	—	—
Health care	189,348,269	179,659,463	9,688,806	—
Industrials	176,794,281	176,794,281	—	—
Information technology	111,506,547	111,506,547	—	—
Materials	68,998,874	66,624,393	2,374,481	—
Real estate	43,300,409	43,300,409	—	—
Utilities	83,886,252	83,886,252	—	—
Preferred securities	36,551,238	36,551,238	—	—
Corporate bonds	7,068,895	—	7,068,895	—
Convertible bonds	2,847,107	—	2,847,107	—
Securities lending collateral	10,889,937	10,889,937	—	—
Short-term investments	19,668,886	19,668,886	—	—
Total investments in securities	$1,507,282,148	$1,476,950,527	$30,331,621	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate

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of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 28, 2019, the fund loaned common stocks valued at $10,630,210 and received $10,904,118 of cash collateral.

Foreign investing. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the need of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2019, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2019, were $2,651.

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Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2018, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statement as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: a) 0.800% of the first $100 million of aggregate net assets; b) 0.775% of the aggregate net assets between $100 million and $200 million; c) 0.750% of the aggregate net assets between $200 million and $500 million; d) 0.725% of the aggregate net assets between $500 million and $1 billion; e) 0.725% of the aggregate net assets between $1 billion and $1.5 billion and f) 0.700% of aggregate net assets excess over $1.5 billion. When aggregate net assets exceed $200 million on any day, the annual rate of management fee for that day is 0.775% on the first $200 million of aggregate net assets. When aggregate net assets exceed $500 million on any day, the annual rate of management fee for that day is 0.750% on the first $500 million of aggregate net assets and 0.725% on the amount above $500 million. When

SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       24

aggregate net assets exceed $1 billion on any day, the annual rate of management fee for that day is 0.725% on the first $1 billion of aggregate net assets. When aggregate net assets exceed $1.5 billion on any day, the annual rate of management fee for that day is 0.700% on the first $1.5 billion of aggregate net assets. Aggregate net assets include the net assets of the fund and Equity Income Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with T.Rowe Price Associates, Inc. The fund is not responsible for payment of the subadvisory fees.

Prior to October 1, 2018, the fund had an investment management agreement with the Advisor under which the fund paid a daily management fee to the Advisor equivalent on an annual basis to the sum of: a) 0.825% of the first $100 million of aggregate net assets; b) 0.800% of the aggregate net assets between $100 million and $200 million; c) 0.775% of the aggregate net assets between $200 million and $500 million; d) 0.750% of the aggregate net assets between $500 million and $1 billion; e) 0.750% of the aggregate net assets between $1 billion and $1.5 billion; f) 0.725% of aggregate net assets excess over $1.5 billion. When the aggregate net assets exceeded $200 million on any day, the annual rate of management fee for that day was 0.800% on the first $200 million of aggregate net assets; when aggregate net assets exceeded $500 million on any day, the annual rate of management fee for that day was 0.775% on the first $500 million of aggregate net assets and 0.750% on the amount above $500 million; when aggregate net assets exceeded $1 billion on any day, the annual rate of management fee for that day was 0.750% on the first $1 billion of aggregate net assets; and when aggregate net assets exceeded $1.5 billion on any day, the annual rate of management fee for that day was 0.725% on the first $1.5 billion of aggregate net assets.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2019, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This agreement expires on June 30, 2020, unless renewed by mutual agreement of the Fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to each of Class A and Class C shares in an amount equal to the amount by which the expenses of Class A and Class C shares, as applicable, exceed 1.14% and 1.89%, respectively, of the average net assets attributable to the class. Expenses exclude taxes, brokerage commissions, interest expense, acquired fund fees, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and short dividend expense. This agreement expires December 31, 2019, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has voluntarily agreed to waive a portion of its management fees for the fund. This voluntary waiver equals the amount by which the subadvisory fee paid to T. Rowe Price Associates, Inc. is reduced. This voluntary expense reimbursement may terminate at any time.

The expense reductions described above amounted to the following for the six months ended February 28, 2019:

Class	Expense reduction	Class	Expense reduction
Class A	$6,474	Class 1	$32,181
Class C	393	Total	$225,252
Class NAV	186,204

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees incurred for the six months ended February 28, 2019 were equivalent to a net annual effective rate of 0.67% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal

SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       25

services fees incurred for the six months ended February 28, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class C and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee
Class A	0.30%
Class C	1.00%
Class 1	0.05%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $71,489 for the six months ended February 28, 2019. Of this amount, $12,409 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $59,053 was paid as sales commissions to broker-dealers and $27 was paid as sales commissions to sales personnel of Signator Investors, Inc., which had been a broker-dealer affiliate of the Advisor through November 2, 2018.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2019, CDSC's received by the distributor amounted to $129 and $22 for Class A, and Class C shares, respectively.

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 28, 2019 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$63,523	$23,770
Class C	12,872	1,443
Class 1	52,591	—
Total	$128,986	$25,213

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility

SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       26

allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or lender	Weighted average loan balance	Days outstanding	Weighted average interest rate	Interest income
Lender	$4,004,698	3	2.216%	$740

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended February 28,2019 and for the year ended August 31,2018 were as follows:

		Six months ended 2-28-19		Year ended 8-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	548,550	$9,795,232	570,419	$11,822,507
Distributions reinvested	267,182	4,338,161	156,407	3,201,973
Repurchased	(283,939)	(5,138,431)	(477,941)	(9,918,073)
Net increase	531,793	$8,994,962	248,885	$5,106,407
Class C shares
Sold	32,881	$599,404	19,479	$404,536
Distributions reinvested	16,394	266,088	11,213	230,432
Repurchased	(29,750)	(527,772)	(49,270)	(1,020,174)
Net increase (decrease)	19,525	$337,720	(18,578)	$(385,206)
Class 1 shares
Sold	111,070	$2,059,180	178,395	$3,711,713
Distributions reinvested	1,345,272	21,917,123	1,074,392	22,002,780
Repurchased	(1,148,626)	(21,765,184)	(2,686,238)	(55,763,960)
Net increase (decrease)	307,716	$2,211,119	(1,433,451)	$(30,049,467)
Class NAV shares
Sold	2,736,444	$50,525,872	1,100,209	$22,798,721
Distributions reinvested	7,882,445	128,264,451	5,866,708	120,001,039
Repurchased	(5,231,827)	(102,509,801)	(11,007,868)	(229,850,101)
Net increase (decrease)	5,387,062	$76,280,522	(4,040,951)	$(87,050,341)
Total net increase (decrease)	6,246,096	$87,824,323	(5,244,095)	$(112,378,607)

Affiliates of the fund owned 100% of shares of Class 1 and Class NAV shares on February 28,2019. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $126,104,333 and $174,893,009, respectively, for the six months ended February 28,2019.

Note 7 — Industry or sector risk

The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

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Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 28,2019, funds within the John Hancock group of funds complex held 83.0% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliate concentration
John Hancock Funds II Multimanager Lifestyle Growth Fund	31.3%
John Hancock Funds II Multimanager Lifestyle Balanced Fund	22.4%
John Hancock Funds II Multimanager Lifestyle Aggressive Fund	12.8%

Note 9 — Investment in affiliated underlying funds

The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust*	3,101,959	15,830,325	(17,844,063)	1,088,221	—	—	($3,423)	$162	$10,889,937
*Refer to the Securities lending note within Note 2 for details regarding this investment.

Note 10 — Other Matters

The Trust and several of its funds, including the fund, have been named as defendants in a number of adversary proceedings in state and Federal courts across the country arising out of an $8 billion leveraged buyout ("LBO") transaction in 2007 whereby the Tribune Company ("Tribune") converted to a privately held company. In Kirchner v.FitzSimons, No.12-2652 (S.D.N.Y.) (the "FitzSimons Action"), the plaintiff alleges that Tribune insiders and shareholders were overpaid for their Tribune stock and is attempting to obtain from former shareholders the proceeds received in connection with the LBO. This claim was brought as a putative defendant class action that names certain shareholders as representatives of a potential class comprised of all Tribune shareholders that tendered their shares in the LBO and received proceeds as a result, including certain John Hancock mutual funds. Certain John Hancock mutual funds received a total of approximately $49 million in connection with the LBO. The total amount at issue for the Equity Income Fund is approximately $12 million. In addition, a group of Tribune creditors filed fifty-three actions in various state and federal courts against former Tribune shareholders asserting state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the "SLCFC Actions"). The FitzSimons Action and the SLCFC Actions have been consolidated with the majority of the other LBO-related lawsuits in a multidistrict litigation proceeding captioned in re Tribune Company Fraudulent Conveyance Litigation, No.11-md-2696 (S.D.N.Y.).

On 12/18/18, the Trustee filed a letter asking to proceed with a motion to amend the complaint to add a federal law constructive fraudulent transfer claim against the Shareholder Defendants. The Second Circuit was reconsidering its prior decision affirming the dismissal of the individual Creditors' state law constructive fraudulent transfer claims in light of the Supreme Court's decision in Merit Management. The timing of the Second Circuit's ruling is unknown, and the Trustee decided to make another effort on the amendment issue now that the case has been reassigned. The Court has ordered all parties to participate in a global mediation. The Court has set aside two months for mediation. The cost of the mediation is being 50-50 with plaintiffs. The costs allocated to the defendants will be split pro rata by the number of defendant law firms participating. The mediation began in March and is presently underway.

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At this time, the fund cannot predict the outcome of these proceedings. If the proceeding were to be decided in a manner adverse to the fund or if the fund enters into a settlement agreement with the plaintiffs, depending upon the circumstances, the payment of such judgement or settlement could have an adverse effect on the fund's net asset value.
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More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler**
Secretary and Chief Legal Officer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

T. Rowe Price Associates, Inc.

Portfolio Manager

John D. Linehan, CFA

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee
#Effective 6-19-18

**Effective 9-13-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK EQUITY INCOME FUND       30

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Fundamental Large Cap Value

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

Greater China Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Disciplined Alternative Yield

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Infrastructure

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 200 Berkeley Street ■ Boston, MA 02116-5010 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Equity Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF767010	458SA 2/19 4/19

John Hancock

Floating Rate Income Fund

Semiannual report 2/28/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investments at 800-225-5291 (Class A, Class B and Class C shares) or 888-972-8696 (Class I, Class R6, Class NAV and Class 1) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investments or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investments or your financial intermediary.

A message to shareholders

Dear shareholder,

A solid and stable economy led the U.S. Federal Reserve (Fed) to continue normalizing monetary policy for most of the period; however, concerns about the strength of the broader global economy and the durability of the now decade-old bull market led investors to dial back risk exposures.

As the new year began, the Fed shifted to a neutral stance on interest rates, after three years of rate hikes. Indeed, several indicators now suggest that the economic expansion has slowed down—earnings growth is not as robust, the Treasury yield curve has flattened, and the Fed has noted some sluggishness in household spending and business investment.

Your best resource in unpredictable and volatile markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee investment returns and does not eliminate risk of loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Floating Rate Income Fund

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund's investments
25	Financial statements
29	Financial highlights
36	Notes to financial statements
46	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks a high level of current income.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/19 (%)

Class A shares (without sales charge)
S&P/LSTA Leveraged Loan Index
Morningstar bank loan fund category average
0.97
1.27
0.98
2.70
3.44
2.71
6.59
6.69
5.70
2.17
3.73
2.93
6.40
8.15
6.81
6 month (cumulative)
1 year
3 year
5 year
10 year

The S&P/LSTA Leveraged Loan Index tracks returns in the leveraged loan market and captures a broad cross-section of the U.S. leveraged loan market, including dollar-denominated, U.S.-syndicated loans to overseas issuers.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       2

Portfolio summary

PORTFOLIO COMPOSITION AS OF 2/28/19 (%)

SECTOR COMPOSITION AS OF 2/28/19 (%)

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       3

QUALITY COMPOSITION AS OF 2/28/19 (%)

COUNTRY COMPOSITION AS OF 2/28/19 (%)

United States	87.3
Canada	3.0
Luxembourg	2.7
France	2.4
Sweden	1.0
Other countries	3.6
TOTAL	100.0
As a percentage of total investments.

SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       4

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  FEBRUARY 28, 2019

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	5-year	10-year	6-month	5-year	10-year	as of 2-28-19	as of 2-28-19
Class A	0.13	1.65	6.13	-1.56	8.54	81.23	4.90	4.75
Class B	-2.87	1.12	5.62	-4.35	5.71	72.82	4.28	4.12
Class C	1.08	1.45	5.66	-0.39	7.48	73.41	4.28	4.12
Class I2	3.06	2.49	6.75	1.08	13.07	92.24	5.26	5.10
Class R6[2,3]	3.06	2.57	6.52	1.14	13.51	88.05	5.37	5.24
Class 1[2]	3.02	2.53	6.83	1.12	13.32	93.58	5.33	5.20
Class NAV[2]	3.07	259	6.88	1.03	13.61	94.53	5.37	5.24
Index†	3.44	3.73	8.15	1.27	20.09	119.00	—	—

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 2.5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 3.0% to 2.5%, effective 2-3-14. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, and 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, Class 1, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R6	Class 1	Class NAV
Gross (%)	1.13	1.88	1.88	0.89	0.79	0.83	0.78
Net (%)	1.02	1.77	1.77	0.79	0.68	0.72	0.68

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the S&P/LSTA Leveraged Loan Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Floating Rate Income Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class B4	2-28-09	17,282	17,282	21,900
Class C4	2-28-09	17,341	17,341	21,900
Class I2	2-28-09	19,224	19,224	21,900
Class R6[2,3]	2-28-09	18,805	18,805	21,900
Class 1[2]	2-28-09	19,358	19,358	21,900
Class NAV[2]	2-28-09	19,453	19,453	21,900

The values shown in the chart for "Class A shares with maximum sales charge" have been adjusted to reflect the reduction in the Class A maximum sales charge from 3.0% to 2.5%, which became effective on 2-3-14.

S&P/LSTA Leveraged Loan Index tracks returns in the leveraged loan market and captures a broad cross-section of the U.S. leveraged loan market, including dollar-denominated, U.S.-syndicated loans to overseas issuers.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yields reflect what the yields would have been without the effect of reimbursements and waivers.
2	For certain types of investors, as described in the fund's prospectuses.
3	Class R6 shares were first offered on 9-1-11. Returns prior to this date are those of Class C shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
4	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       6

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2018, with the same investment held until February 28, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2018, with the same investment held until February 28, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	7

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2018	Ending value on 2-28-2019	Expenses paid during period ended 2-28-2019[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,009.70	$5.48	1.10%
	Hypothetical example	1,000.00	1,019.30	5.51	1.10%
Class B	Actual expenses/actual returns	1,000.00	1,005.90	9.20	1.85%
	Hypothetical example	1,000.00	1,015.60	9.25	1.85%
Class C	Actual expenses/actual returns	1,000.00	1,006.00	9.20	1.85%
	Hypothetical example	1,000.00	1,015.60	9.25	1.85%
Class I	Actual expenses/actual returns	1,000.00	1,010.80	4.34	0.87%
	Hypothetical example	1,000.00	1,020.50	4.36	0.87%
Class R6	Actual expenses/actual returns	1,000.00	1,011.40	3.74	0.75%
	Hypothetical example	1,000.00	1,021.10	3.76	0.75%
Class 1	Actual expenses/actual returns	1,000.00	1,011.20	3.94	0.79%
	Hypothetical example	1,000.00	1,020.90	3.96	0.79%
Class NAV	Actual expenses/actual returns	1,000.00	1,010.30	3.74	0.75%
	Hypothetical example	1,000.00	1,021.10	3.76	0.75%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
8	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 2-28-19 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
Term loans (A) 94.0%					$974,549,647
(Cost $1,000,608,860)
Communication services 17.0%					176,012,427
Diversified telecommunication services 5.0%
CenturyLink, Inc., 2017 Term Loan B (1 month LIBOR + 2.750%)	5.243	01-31-25		2,718,851	2,675,186
Crown Subsea Communications Holding, Inc., Term Loan B (1 month LIBOR + 6.000%)	8.509	11-02-25		2,298,793	2,284,426
Cyxtera DC Holdings, Inc., Term Loan B (1 month LIBOR + 3.000%)	5.520	05-01-24		2,983,659	2,942,634
Frontier Communications Corp., 2017 Term Loan B1 (1 month LIBOR + 3.750%)	6.250	06-15-24		9,794,643	9,427,344
Intelsat Jackson Holdings SA, 2017 Term Loan B5 (6 month LIBOR + 6.625%)	6.625	01-02-24		6,000,000	6,060,000
Level 3 Parent LLC, 2017 Term Loan B (1 month LIBOR + 2.250%)	4.731	02-22-24		10,520,000	10,471,187
Radiate Holdco LLC, 1st Lien Term Loan (1 month LIBOR + 3.000%)	5.493	02-01-24		5,120,127	5,088,945
Telesat Canada, Term Loan B4 (3 month LIBOR + 2.500%)	5.310	11-17-23		4,890,200	4,863,695
Windstream Services LLC, Repriced Term Loan B6 (B)	0.000	03-29-21		7,959,288	7,696,153
Entertainment 1.6%
Technicolor SA, 2017 USD Term Loan B (3 month LIBOR + 2.750%)	5.379	12-06-23		4,689,234	4,161,695
Technicolor SA, EUR Term Loan B (3 month EURIBOR + 3.500%)	3.500	12-06-23	EUR	2,141,862	2,192,634
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan (1 month LIBOR + 2.750%)	5.250	05-18-25		11,005,077	10,661,168
Interactive media and services 3.0%
Ancestry.com Operations, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 3.250%)	5.750	10-19-23		6,181,041	6,139,814
Go Daddy Operating Company LLC, 2017 Repriced Term Loan (1 month LIBOR + 2.250%)	4.743	02-15-24		5,521,031	5,507,229
MH Sub I LLC, 2017 1st Lien Term Loan (1 month LIBOR + 3.750%)	6.240	09-13-24		10,940,835	10,867,969
Rackspace Hosting, Inc., 2017 Incremental 1st Lien Term Loan (3 month LIBOR + 3.000%)	5.737	11-03-23		4,448,047	4,231,205
Uber Technologies, Inc., 2018 Term Loan (1 month LIBOR + 4.000%)	6.517	04-04-25		3,980,000	3,980,000
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	9

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Media 5.9%
Advantage Sales & Marketing, Inc., 2014 1st Lien Term Loan (1 month LIBOR + 3.250%)	5.743	07-23-21		7,217,897	$6,315,660
Advantage Sales & Marketing, Inc., 2014 2nd Lien Term Loan (1 month LIBOR + 6.500%)	8.993	07-25-22		2,850,000	2,138,298
Altice Financing SA, 2017 USD Term Loan B (1 month LIBOR + 2.750%)	5.239	07-15-25		1,300,000	1,256,125
Altice Financing SA, USD 2017 1st Lien Term Loan (1 month LIBOR + 2.750%)	5.231	01-31-26		1,942,780	1,884,496
Altice France SA, USD Term Loan B11 (1 month LIBOR + 2.750%)	5.243	07-31-25		8,620,561	8,260,653
Altice France SA, USD Term Loan B12 (1 month LIBOR + 3.688%)	6.176	01-31-26		2,017,259	1,949,176
CSC Holdings LLC, 2017 1st Lien Term Loan (1 month LIBOR + 2.250%)	4.739	07-17-25		3,100,844	3,058,766
CSC Holdings LLC, Term Loan B (C)	TBD	04-15-27		3,287,510	3,281,757
Research Now Group, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 5.500%)	7.993	12-20-24		3,491,184	3,467,898
Tele Columbus AG, 2018 EUR Term Loan A2 (6 month EURIBOR + 3.000%)	3.000	10-15-24	EUR	3,860,150	3,976,723
Telenet Financing USD LLC, USD Term Loan AN (1 month LIBOR + 2.250%)	4.739	08-15-26		2,223,996	2,191,570
Unitymedia Finance LLC, Term Loan B (1 month LIBOR + 2.250%)	4.739	09-30-25		4,183,909	4,161,232
UPC Financing Partnership, USD Term Loan AR (1 month LIBOR + 2.500%)	4.989	01-15-26		3,201,945	3,196,438
Virgin Media Bristol LLC, USD Term Loan K (1 month LIBOR + 2.500%)	4.989	01-15-26		4,900,000	4,863,299
WeddingWire, Inc., 1st Lien Term Loan (3 month LIBOR + 4.500%)	7.290	12-19-25		2,066,522	2,063,939
Ziggo Secured Finance Partnership, USD Term Loan E (1 month LIBOR + 2.500%)	4.989	04-15-25		9,361,513	9,244,489
Wireless telecommunication services 1.5%
SBA Senior Finance II LLC, 2018 Term Loan B (1 month LIBOR + 2.000%)	4.500	04-11-25		6,715,000	6,646,306
Sprint Communications, Inc., 1st Lien Term Loan B (1 month LIBOR + 2.500%)	5.000	02-02-24		6,703,932	6,611,753
Sprint Communications, Inc., Term Loan B (C)	TBD	02-03-24		2,220,319	2,192,565
Consumer discretionary 11.1%					114,789,224
Automobiles 0.5%
Thor Industries, Inc., Term Loan B (C)	TBD	02-01-26	EUR	2,393,124	2,619,980
Thor Industries, Inc., USD Term Loan B (3 month LIBOR + 3.750%)	6.313	02-01-26		2,897,970	2,811,031
10	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Distributors 0.4%
Polyconcept North America Holdings, Inc., USD 2016 Term Loan B (1 month LIBOR + 3.750%)	6.243	08-16-23		3,724,925	$3,724,925
Diversified consumer services 3.1%
Legalzoom.Com, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 4.500%)	6.990	11-20-24		2,763,853	2,767,308
Midas Intermediate Holdco II LLC, Incremental Term Loan B (3 month LIBOR + 2.750%)	5.563	08-18-21		5,903,664	5,792,970
SRS Distribution, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 3.250%)	5.743	05-23-25		9,484,365	9,284,814
Swordfish Merger Sub LLC, 2018 1st Lien Term Loan (1 month LIBOR + 3.000%)	5.520	02-01-25		3,384,180	3,286,885
Verisure Holding AB, EUR Term Loan B1E (3 month EURIBOR + 3.000%)	3.000	10-20-22	EUR	9,520,000	10,696,194
Hotels, restaurants and leisure 4.5%
Aimbridge Acquisition Co, Inc., 1st Lien Term Loan (C)	TBD	01-25-26		1,821,298	1,817,893
Aristocrat International Pty, Ltd., 2018 1st Lien Term Loan (3 month LIBOR + 1.750%)	4.526	10-19-24		3,756,213	3,725,901
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B (1 month LIBOR + 2.750%)	5.243	12-22-24		6,185,712	6,162,515
CityCenter Holdings LLC, 2017 Term Loan B (1 month LIBOR + 2.250%)	4.743	04-18-24		6,548,514	6,498,090
Equinox Holdings, Inc., 2017 2nd Lien Term Loan (1 month LIBOR + 7.000%)	9.493	09-06-24		4,310,000	4,324,352
HNVR Holdco, Ltd., EUR 2017 Term Loan B2 (6 month EURIBOR + 3.000%)	3.000	09-12-23	EUR	3,164,659	3,565,911
HNVR Holdco, Ltd., EUR Term Loan B (6 month EURIBOR + 3.000%)	3.000	09-12-23	EUR	2,157,221	2,436,358
IRB Holding Corp., 1st Lien Term Loan (1 month LIBOR + 3.250%)	5.744	02-05-25		6,889,603	6,831,524
New Red Finance, Inc., Term Loan B3 (1 month LIBOR + 2.250%)	4.743	02-16-24		6,515,569	6,460,252
QCE LLC, PIK, Exit Term Loan (B)	0.000	07-01-19		7,719,850	385,992
Scientific Games International, Inc., 2018 Term Loan B5 (1 and 2 month LIBOR + 2.750%)	5.312	08-14-24		4,236,659	4,196,580
Household durables 0.2%
Keter Group BV, EUR Term Loan B (3 month EURIBOR + 4.250%)	5.250	10-31-23	EUR	1,819,370	1,637,072
Keter Group BV, Term Loan B3A (C)	TBD	10-31-23	EUR	875,226	787,531
Leisure products 0.7%
Abe Investment Holdings, Inc., 2019 1st Lien Term Loan B (C)	TBD	02-19-26		3,350,724	3,341,309
Abe Investment Holdings, Inc., 2019 EUR Term Loan B (C)	TBD	02-19-26	EUR	1,166,065	1,310,318
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	11

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Leisure products (continued)
Hayward Industries, Inc., 1st Lien Term Loan (1 month LIBOR + 3.500%)	5.993	08-05-24	2,984,887	$2,944,770
Specialty retail 1.5%
Ascena Retail Group, Inc., 2015 Term Loan B (1 month LIBOR + 4.500%)	7.000	08-21-22	3,600,000	3,298,500
Eyemart Express LLC, 2017 Term Loan B (1 month LIBOR + 3.000%)	5.500	08-04-24	2,530,862	2,499,226
Harbor Freight Tools USA, Inc., 2018 Term Loan B (1 month LIBOR + 2.500%)	4.993	08-18-23	4,264,620	4,204,660
Mavis Tire Express Services Corp., 2018 1st Lien Term Loan (1 month LIBOR + 3.250%)	5.740	03-20-25	5,364,195	5,297,142
Textiles, apparel and luxury goods 0.2%
Calceus Acquisition, Inc., Term Loan B (C)	TBD	02-12-25	2,092,951	2,079,221
Consumer staples 2.4%				24,833,192
Food and staples retailing 1.2%
Albertson's LLC, Term Loan B7 (1 month LIBOR + 3.000%)	5.493	11-17-25	4,038,021	4,007,090
Albertson's LLC, USD 2017 Term Loan B6 (1 month LIBOR + 3.000%)	5.479	06-22-23	3,693,671	3,671,989
H-Food Holdings LLC, 2018 Term Loan B (1 month LIBOR + 3.688%)	6.181	05-23-25	4,855,600	4,785,194
Household products 1.0%
KIK Custom Products, Inc., 2015 Term Loan B (1 month LIBOR + 4.000%)	6.493	05-15-23	7,925,945	7,397,523
Reynolds Group Holdings, Inc., USD 2017 Term Loan (1 month LIBOR + 2.750%)	5.243	02-05-23	3,185,089	3,169,164
Personal products 0.2%
Coty, Inc., 2018 USD Term Loan B (1 month LIBOR + 2.250%)	4.763	04-07-25	1,847,250	1,802,232
Energy 2.7%				27,854,326
Energy equipment and services 0.6%
Keane Group Holdings LLC, 2018 1st Lien Term Loan (1 month LIBOR + 3.750%)	6.250	05-25-25	1,393,000	1,330,315
Traverse Midstream Partners LLC, 2017 Term Loan (6 month LIBOR + 4.000%)	6.600	09-27-24	4,914,502	4,909,883
Oil, gas and consumable fuels 2.1%
BCP Renaissance Parent LLC, 2017 Term Loan B (3 month LIBOR + 3.500%)	6.244	10-31-24	3,236,150	3,235,470
Granite Acquisition, Inc., Term Loan B (3 month LIBOR + 3.500%)	6.303	12-19-21	4,229,390	4,226,767
Granite Acquisition, Inc., Term Loan C (3 month LIBOR + 3.500%)	6.303	12-19-21	601,940	601,567
Grizzly Finco, 2018 Term Loan B (3 month LIBOR + 3.250%)	6.047	10-01-25	3,088,073	3,080,353
12	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Murray Energy Corp., 2018 Term Loan B2 (3 month LIBOR + 7.250%)	9.879	10-17-22		9,545,709	$7,836,454
Quicksilver Resources, Inc., New 2nd Lien Term Loan (B)	0.000	06-21-19		20,471,900	20,472
Ultra Resources, Inc., 1st Lien Term Loan (1 month LIBOR + 4.000%)	6.481	04-12-24		2,925,945	2,613,045
Financials 7.6%					79,119,108
Capital markets 3.6%
AqGen Ascensus, Inc., 2017 Repriced Term Loan (1 month LIBOR + 3.500%)	5.993	12-03-22		6,650,000	6,600,125
Citadel Securities LP, Term Loan B (C)	TBD	02-22-26		4,075,546	4,085,735
HENSOLDT Holding GmbH, 2018 EUR Term Loan B3 (3 month EURIBOR + 3.250%)	3.250	02-28-24	EUR	2,550,000	2,844,748
ION Trading Finance, Ltd., USD Incremental Term Loan B (2 month LIBOR + 4.000%)	6.634	11-21-24		5,927,735	5,616,529
Jane Street Group LLC, 2018 Term Loan B (1 month LIBOR + 3.000%)	5.493	08-25-22		5,659,241	5,652,166
National Vision, Inc., 2017 Repriced Term Loan (1 month LIBOR + 2.500%)	4.993	11-20-24		5,223,596	5,201,813
Sedgwick Claims Management Services, Inc., 2018 Term Loan B (1 month LIBOR + 3.250%)	5.743	12-31-25		4,585,443	4,560,911
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan (1 and 3 month LIBOR + 5.000%)	7.776	11-28-21		3,171,402	3,113,270
Diversified financial services 0.5%
Crown Finance US, Inc., 2018 USD Term Loan (1 month LIBOR + 2.500%)	4.993	02-28-25		4,982,660	4,946,336
Insurance 3.5%
Alliant Holdings Intermediate LLC, 2018 Term Loan B (1 month LIBOR + 2.750%)	5.231	05-09-25		12,611,173	12,455,173
Asurion LLC, 2017 Term Loan B4 (1 month LIBOR + 3.000%)	5.493	08-04-22		7,726,912	7,721,425
Genworth Holdings, Inc., Term Loan (1 month LIBOR + 4.500%)	6.981	03-07-23		4,148,650	4,153,255
HUB International, Ltd., 2018 Term Loan B (2 and 3 month LIBOR + 2.750%)	5.514	04-25-25		12,294,750	12,167,622
Health care 12.1%					125,564,549
Biotechnology 0.1%
Grifols Worldwide Operations USA, Inc., 2017 Acquisition Term Loan (1 week LIBOR + 2.250%)	4.667	01-31-25		1,459,838	1,453,706
Health care equipment and supplies 2.0%
Auris Luxembourg III Sarl, 2018 Term Loan B (C)	TBD	07-20-25		5,000,000	4,993,750
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	13

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Health care equipment and supplies (continued)
Core & Main LP, 2017 Term Loan B (3 month LIBOR + 3.000%)	5.721	08-01-24		1,850,967	$1,833,993
Solenis International LLC, 2018 1st Lien Term Loan (3 month LIBOR + 4.000%)	6.629	12-26-23		6,151,471	6,103,797
Solenis International LLC, 2018 2nd Lien Term Loan (3 month LIBOR + 8.500%)	11.129	06-26-24		2,100,000	2,000,250
Solenis International LLC, EUR Term Loan B (C)	TBD	12-26-23	EUR	2,526,701	2,863,217
Tecomet, Inc., 2017 Repriced Term Loan (1 month LIBOR + 3.500%)	6.017	05-01-24		2,984,848	2,958,731
Health care providers and services 4.6%
Civitas Solutions, Inc., Term Loan (C)	TBD	02-05-26		1,658,605	1,664,128
Civitas Solutions, Inc., Term Loan (C)	TBD	02-05-26		103,019	103,362
Concentra, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 2.750%)	5.270	06-01-22		8,740,327	8,685,700
Envision Healthcare Corp., 2018 1st Lien Term Loan (1 month LIBOR + 3.750%)	6.243	10-10-25		4,425,945	4,250,589
Financiere Top Mendel SAS, EUR Term Loan B (3 month EURIBOR + 3.000%)	3.000	06-30-21	EUR	2,799,122	3,178,097
NVA Holdings, Inc., Term Loan B3 (1 month LIBOR + 2.750%)	5.243	02-02-25		6,865,500	6,706,770
PetVet Care Centers LLC, 2018 1st Lien Term Loan (1 month LIBOR + 2.750%)	5.240	02-14-25		3,934,747	3,810,134
PetVet Care Centers LLC, 2018 Delayed Draw Term Loan (1 month LIBOR + 2.750% and 3 month LIBOR + 1.000%)	4.231	02-14-25		936,491	906,833
Team Health Holdings, Inc., 1st Lien Term Loan (1 month LIBOR + 2.750%)	5.243	02-06-24		3,491,117	3,147,835
U.S. Anesthesia Partners, Inc., 2017 Term Loan (1 month LIBOR + 3.000%)	5.493	06-23-24		8,781,306	8,741,790
Wink Holdco, Inc., 1st Lien Term Loan B (1 month LIBOR + 3.000%)	5.493	12-02-24		4,600,900	4,527,286
Wink Holdco, Inc., 2nd Lien Term Loan B (1 month LIBOR + 6.750%)	9.250	11-03-25		1,800,000	1,764,000
Health care technology 2.5%
Bioclinica-Synowledge Holdings Corp., 1st Lien Term Loan (3 month LIBOR + 4.250%)	7.000	10-20-23		5,467,057	4,934,019
Change Healthcare Holdings LLC, 2017 Term Loan B (1 month LIBOR + 2.750%)	5.243	03-01-24		3,047,410	3,023,122
Equian Buyer Corp., Add on Term Loan B (1 month LIBOR + 3.250%)	5.743	05-20-24		2,359,692	2,325,028
GHX Ultimate Parent Corp., 2017 1st Lien Term Loan (3 month LIBOR + 3.250%)	6.063	06-28-24		2,984,848	2,947,538
Press Ganey Holdings, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 2.750%)	5.243	10-23-23		9,949,239	9,878,798
VVC Holding Corp., 2019 Term Loan B (3 month LIBOR + 4.500%) (C)	TBD	02-11-26		3,163,160	3,143,391
14	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Life sciences tools and services 2.2%
Jaguar Holding Company II, 2018 Term Loan (1 month LIBOR + 2.500%)	4.993	08-18-22	12,686,784	$12,612,313
Packaging Coordinators Midco, Inc., 1st Lien Term Loan (3 month LIBOR + 4.000%)	6.810	06-30-23	3,800,000	3,785,750
PAREXEL International Corp., Term Loan B (1 month LIBOR + 2.750%)	5.243	09-27-24	6,014,730	5,834,288
Pharmaceuticals 0.7%
Bausch Health Americas, Inc., 2018 Term Loan B (1 month LIBOR + 3.000%)	5.512	06-02-25	7,382,643	7,386,334
Industrials 19.1%				198,451,977
Aerospace and defense 4.6%
Ducommun, Inc., Term Loan B (3 month LIBOR + 4.000%)	6.623	11-16-25	3,094,717	3,086,980
Dynasty Acquisition Company, Inc., 2019 Term Loan B (C)	TBD	01-23-26	2,707,974	2,714,419
Jazz Acquisition, Inc., 1st Lien Term Loan (3 month LIBOR + 3.500%)	6.303	06-19-21	8,965,274	8,685,110
Standard Aero, Ltd., Term Loan (C)	TBD	01-23-26	1,455,900	1,459,365
StandardAero Aviation Holdings, Inc., 1st Lien Term Loan (1 month LIBOR + 3.750%)	6.240	07-07-22	9,948,586	9,961,022
TransDigm, Inc., 2018 Term Loan E (1 month LIBOR + 2.500%)	4.993	05-30-25	6,521,608	6,423,784
TransDigm, Inc., 2018 Term Loan F (1 month LIBOR + 2.500%)	4.993	06-09-23	5,933,483	5,858,662
WP CPP Holdings LLC, 2018 2nd Lien Term Loan (3 month LIBOR + 7.750%)	10.510	04-30-26	3,220,000	3,183,775
WP CPP Holdings LLC, 2018 Term Loan (1 and 3 month LIBOR + 3.750%)	6.509	04-30-25	6,792,975	6,764,648
Air freight and logistics 0.4%
XPO Logistics, Inc., 2018 Term Loan B (1 month LIBOR + 2.000%)	4.493	02-24-25	4,143,228	4,102,831
Airlines 0.5%
American Airlines, Inc., 2017 Incremental Term Loan (1 month LIBOR + 2.000%)	4.489	12-14-23	4,949,495	4,865,997
Building products 2.1%
NCI Building Systems, Inc., 2018 Term Loan (3 month LIBOR + 3.750%)	6.547	04-12-25	3,320,394	3,224,933
Specialty Building Products Holdings LLC, 2018 Term Loan B (1 month LIBOR + 5.750%)	8.243	09-18-25	2,213,414	2,158,078
The Azek Company LLC, 2017 Term Loan (6 month LIBOR + 3.750%)	6.633	05-05-24	10,245,928	10,169,084
Wilsonart LLC, 2017 Term Loan B (3 month LIBOR + 3.250%)	6.060	12-19-23	5,959,609	5,914,912
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	15

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Commercial services and supplies 4.5%
Advanced Disposal Services, Inc., Term Loan B3 (1 week LIBOR + 2.250%)	4.667	11-10-23		4,136,124	$4,129,218
American Builders & Contractors Supply Company, Inc., 2018 Term Loan B (1 month LIBOR + 2.000%)	4.493	10-31-23		4,252,763	4,223,546
AVSC Holding Corp., 2018 1st Lien Term Loan (1 and 3 month LIBOR + 3.250%)	5.863	03-01-25		2,783,582	2,730,221
Camelot Finance LP, 2017 Repriced Term Loan (1 month LIBOR + 3.250%)	5.743	10-03-23		7,756,927	7,725,124
Prime Security Services Borrower LLC, 2016 1st Lien Term Loan (1 month LIBOR + 2.750%)	5.243	05-02-22		8,598,388	8,569,756
Sterling Midco Holdings, Inc., 1st Lien Term Loan (1 month LIBOR + 3.500%)	5.993	06-19-24		2,984,848	2,862,977
Tempo Acquisition LLC, Term Loan (1 month LIBOR + 3.000%)	5.493	05-01-24		6,437,544	6,428,209
TRC Companies, Inc., Term Loan (1 month LIBOR + 3.500%)	5.993	06-21-24		2,863,625	2,827,830
Wand NewCompany 3, Inc., 1st Lien Term Loan (C)	TBD	02-05-26		2,648,363	2,654,322
Webhelp SAS, 2017 EUR Term Loan B (C)	TBD	03-16-23	EUR	2,000,000	2,266,595
XO Management Holding, Inc., Term Loan B (3 month LIBOR + 5.750%)	8.489	11-08-25		2,625,421	2,507,277
Construction and engineering 0.6%
KBR, Inc., Term Loan B (1 month LIBOR + 3.750%)	6.243	04-25-25		5,720,000	5,727,150
Electrical equipment 0.7%
Brookfield WEC Holdings, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 3.750%)	6.243	08-01-25		7,586,344	7,593,475
Machinery 3.6%
Accudyne Industries Borrower SCA, 2017 Term Loan (1 month LIBOR + 3.000%)	5.493	08-18-24		5,514,050	5,508,371
AI Alpine AT Bidco GmbH, 2018 EUR Term Loan B (3 month EURIBOR + 3.500%)	3.500	10-31-25	EUR	2,686,791	3,025,039
AI Alpine US Bidco, Inc., 2018 USD Term Loan B (3 month LIBOR + 3.250%)	5.988	10-31-25		3,458,989	3,389,809
Altra Industrial Motion Corp., 2018 Term Loan B (1 month LIBOR + 2.000%)	4.493	10-01-25		1,199,480	1,185,482
CIRCOR International, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 3.500%)	6.004	12-11-24		3,001,437	2,931,413
Gardner Denver, Inc., 2017 USD Term Loan B (1 month LIBOR + 2.750%)	5.243	07-30-24		2,717,300	2,714,175
Gardner Denver, Inc., Term Loan B1 (C)	TBD	07-30-24	EUR	2,448,256	2,789,111
Gates Global LLC, 2017 USD Repriced Term Loan B (1 month LIBOR + 2.750%)	5.243	04-01-24		2,984,887	2,973,693
16	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Machinery (continued)
Milacron LLC, Amended Term Loan B (1 month LIBOR + 2.500%)	4.993	09-28-23		3,805,901	$3,751,210
Pro Mach Group, Inc., 2018 Term Loan B (1 month LIBOR + 3.000%)	5.494	03-07-25		2,479,987	2,428,329
Titan Acquisition, Ltd., 2018 Term Loan B (1 month LIBOR + 3.000%)	5.493	03-28-25		6,893,544	6,617,802
Trading companies and distributors 1.3%
ASP Unifrax Holdings, Inc., Term Loan B1 (C)	TBD	12-14-25	EUR	3,166,937	3,368,086
GYP Holdings III Corp., 2018 Term Loan B (1 month LIBOR + 2.750%)	5.243	06-01-25		5,382,459	5,216,518
Univar USA, Inc., 2017 USD Term Loan B (1 month LIBOR + 2.250%)	4.743	07-01-24		2,750,000	2,743,978
Univar, Inc., 2019 EUR Term Loan B (C)	TBD	07-01-24	EUR	943,546	1,077,936
Univar, Inc., Term Loan B (C)	TBD	07-01-24		1,493,849	1,491,354
Transportation infrastructure 0.8%
Atlantic Aviation FBO, Inc., 2018 Term Loan B (1 month LIBOR + 3.750%)	6.270	11-29-25		3,668,801	3,691,731
Savage Enterprises LLC, 2018 1st Lien Term Loan B (1 month LIBOR + 4.500%)	7.020	08-01-25		4,712,946	4,728,640
Information technology 15.0%					155,350,813
Communications equipment 0.2%
CommScope, Inc., Term Loan B (C)	TBD	02-06-26		2,304,477	2,310,238
Electronic equipment, instruments and components 1.6%
Dell International LLC, 2017 Term Loan B (1 month LIBOR + 2.000%)	4.500	09-07-23		7,830,875	7,800,413
Everest Bidco SASU, 2018 EUR Term Loan (3 month EURIBOR + 4.000%)	4.000	07-04-25	EUR	2,000,000	2,266,368
Excelitas Technologies Corp., 2018 Add On Term Loan B (3 month LIBOR + 3.500%)	6.297	12-02-24		1,860,565	1,851,262
Excelitas Technologies Corp., USD 2017 1st Lien Term Loan (3 month LIBOR + 3.500%)	6.303	12-02-24		2,926,294	2,909,848
Mirion Technologies, Inc., 2019 Term Loan B (C)	TBD	02-28-26		1,475,399	1,473,555
IT services 4.3%
Boxer Parent Company, Inc., 2018 USD Term Loan B (3 month LIBOR + 4.250%)	7.053	10-02-25		9,100,000	9,039,667
First Data Corp., 2024 USD Term Loan (1 month LIBOR + 2.000%)	4.490	04-26-24		10,659,697	10,643,387
Genuine Financial Holdings LLC, 2018 1st Lien Term Loan (3 month LIBOR + 3.750%)	6.553	07-12-25		2,992,500	2,977,538
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	17

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
IT services (continued)
GTT Communications, Inc., 2018 USD Term Loan B (1 month LIBOR + 2.750%)	5.240	05-31-25	6,643,625	$6,354,428
Optiv Security, Inc., 1st Lien Term Loan (1 month LIBOR + 3.250%)	5.743	02-01-24	923,519	884,270
Project Deep Blue Holdings LLC, 1st Lien Term Loan (1 month LIBOR + 3.250%)	5.731	02-12-25	2,923,966	2,910,574
TGG TS Acquisition Company, 2018 Term Loan B (3 month LIBOR + 6.500%)	9.278	12-05-25	2,457,468	2,442,109
TNS, Inc., 2013 Term Loan B (1 month LIBOR + 4.000%)	6.500	08-14-22	2,757,516	2,705,813
Travelport Finance Luxembourg Sarl, 2018 Term Loan B (3 month LIBOR + 2.500%)	5.184	03-17-25	2,923,301	2,921,108
WEX, Inc., 2017 Term Loan B2 (1 month LIBOR + 2.250%)	4.743	06-30-23	4,243,605	4,219,756
Semiconductors and semiconductor equipment 0.6%
Bright Bidco BV, 2018 Term Loan B (1 and 3 month LIBOR + 3.500%)	6.203	06-30-24	1,847,151	1,500,145
Microchip Technology, Inc., 2018 Term Loan B (1 month LIBOR + 2.000%)	4.493	05-29-25	4,311,798	4,292,395
Software 8.0%
AutoData, Inc., 1st Lien Term Loan (1 month LIBOR + 3.250%)	5.743	12-13-24	4,600,253	4,519,749
Canyon Buyer, Inc., Term Loan B (3 month LIBOR + 4.250%)	7.053	02-07-25	734,819	723,797
Epicor Software Corp., 1st Lien Term Loan (1 month LIBOR + 3.250%)	5.750	06-01-22	7,946,447	7,873,657
Greeneden US Holdings II LLC, 2018 USD Term Loan B (1 month LIBOR + 3.250%)	5.743	12-01-23	8,403,281	8,304,543
Kronos, Inc., 2017 Term Loan B (3 month LIBOR + 3.000%)	5.736	11-01-23	5,662,967	5,637,484
MA FinanceCo LLC, 2017 Term Loan B2 (1 month LIBOR + 2.250%)	4.743	11-19-21	3,863,419	3,820,651
MA FinanceCo LLC, USD Term Loan B3 (1 month LIBOR + 2.500%)	4.993	06-21-24	512,840	507,070
Mavenir Systems, Inc., 2018 Term Loan B (1 month LIBOR + 6.000%)	8.520	05-08-25	2,984,962	2,940,188
Project Alpha Intermediate Holding, Inc., 2017 Term Loan B (6 month LIBOR + 3.500%)	6.370	04-26-24	2,984,848	2,900,288
Quest Software US Holdings, Inc., 2018 1st Lien Term Loan (3 month LIBOR + 4.250%)	6.994	05-16-25	2,986,512	2,969,728
RP Crown Parent LLC, 2016 Term Loan B (1 month LIBOR + 2.750%)	5.243	10-12-23	6,227,234	6,161,101
Salient CRGT, Inc., 2017 Term Loan (1 month LIBOR + 5.750%)	8.243	02-28-22	2,736,344	2,681,617
18	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
Software (continued)
Seattle SpinCo, Inc., USD Term Loan B3 (1 month LIBOR + 2.500%)	4.993	06-21-24		3,463,334	$3,424,372
SolarWinds Holdings, Inc., 2018 Term Loan B (1 month LIBOR + 2.750%)	5.243	02-05-24		9,156,100	9,121,856
Sophia LP, 2017 Term Loan B (3 month LIBOR + 3.250%)	6.053	09-30-22		6,535,198	6,512,717
SS&C European Holdings Sarl, 2018 Term Loan B4 (1 month LIBOR + 2.250%)	4.743	04-16-25		989,806	985,164
SS&C Technologies, Inc., 2018 Term Loan B3 (1 month LIBOR + 2.250%)	4.743	04-16-25		2,583,977	2,571,858
SS&C Technologies, Inc., 2018 Term Loan B5 (1 month LIBOR + 2.250%)	4.743	04-16-25		5,590,532	5,564,312
STG-Fairway Acquisitions, Inc., 2015 1st Lien Term Loan (1 month LIBOR + 5.250%)	7.743	06-30-22		5,798,730	5,769,736
Technology hardware, storage and peripherals 0.3%
HCP Acquisition LLC, 2017 Term Loan B (1 month LIBOR + 3.000%)	5.493	05-16-24		2,892,384	2,858,051
Materials 5.1%					52,621,598
Chemicals 1.4%
Messer Industries USA, Inc., Term Loan B1 (C)	TBD	10-01-25		3,195,498	3,171,532
Plaskolite PPC Intermediate II LLC, 1st Lien Term Loan (1 month LIBOR + 4.250%)	6.744	12-12-25		5,112,953	5,125,735
Starfruit US Holdco LLC, 2018 USD Term Loan B (1 month LIBOR + 3.250%)	5.764	10-01-25		5,056,383	5,021,645
US Salt LLC, Term Loan B (C)	TBD	01-16-26		901,321	900,194
Containers and packaging 2.3%
BWAY Holding Company, 2017 Term Loan B (3 month LIBOR + 3.250%)	6.033	04-03-24		8,620,179	8,438,638
Klockner Pentaplast of America, Inc., EUR Term Loan (C)	TBD	06-30-22	EUR	1,765,782	1,794,804
LTI Holdings, Inc., 2018 Add On 1st Lien Term Loan (1 month LIBOR + 3.500%)	5.993	09-06-25		5,286,750	5,161,190
NPC International, Inc., 1st Lien Term Loan (1 and 2 month LIBOR + 3.500%)	6.051	04-19-24		3,117,089	2,923,829
Trident TPI Holdings, Inc., 2017 USD Term Loan B1 (1 month LIBOR + 3.250%)	5.743	10-17-24		3,525,266	3,430,542
Verallia Packaging SASU, 2018 EUR Term Loan C (1 month EURIBOR + 2.750%)	2.750	08-01-25	EUR	2,000,000	2,261,636
Metals and mining 0.5%
Turbocombustor Technology, Inc., New Term Loan B (1 month LIBOR + 4.500%)	6.993	12-02-20		2,992,126	2,850,000
WireCo WorldGroup, Inc., 1st Lien Term Loan (1 month LIBOR + 5.000%)	7.493	09-30-23		2,544,624	2,542,232
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	19

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Paper and forest products 0.9%
Flex Acquisition Company, Inc., 1st Lien Term Loan (1 month LIBOR + 3.000%)	5.509	12-29-23	5,738,397	$5,633,671
Flex Acquisition Company, Inc., 2018 Incremental Term Loan (1 month LIBOR + 3.250%)	5.759	06-29-25	3,421,550	3,365,950
Real estate 1.8%				18,597,051
Equity real estate investment trusts 1.5%
Iron Mountain, Inc., 2018 Term Loan B (1 month LIBOR + 1.750%)	4.243	01-02-26	2,786,550	2,730,819
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B (1 month LIBOR + 2.000%)	4.493	03-21-25	5,422,210	5,389,297
Uniti Group LP, 2017 Term Loan B (1 month LIBOR + 3.000%)	5.493	10-24-22	2,639,991	2,432,567
VICI Properties 1 LLC, Replacement Term Loan B (1 month LIBOR + 2.000%)	4.481	12-20-24	5,374,545	5,340,310
Real estate management and development 0.3%
Edgewater Generation LLC, Term Loan (1 month LIBOR + 3.750%)	6.243	12-13-25	2,714,236	2,704,058
Utilities 0.1%				1,355,382
Electric utilities 0.1%

Helix Gen Funding LLC, Term Loan B (1 month LIBOR + 3.750%)	6.243	06-02-24	1,400,000	1,355,382
Corporate bonds 6.7%				$69,854,217
(Cost $75,693,762)
Communication services 1.7%				17,235,709
Diversified telecommunication services 0.8%
Cincinnati Bell, Inc. (D)	7.000	07-15-24	1,250,000	1,131,250
Intelsat Jackson Holdings SA (D)	9.500	09-30-22	4,625,000	5,353,438
Radiate Holdco LLC (D)	6.625	02-15-25	1,250,000	1,175,000
Media 0.7%
Altice Finco SA (D)	7.625	02-15-25	1,250,000	1,118,750
CBS Radio, Inc. (D)(E)	7.250	11-01-24	1,250,000	1,239,063
CSC Holdings LLC (D)	6.500	02-01-29	1,788,000	1,870,713
MDC Partners, Inc. (D)	6.500	05-01-24	2,250,000	1,946,250
Ziggo Bond Company BV (D)	6.000	01-15-27	1,300,000	1,231,750
Wireless telecommunication services 0.2%
Sprint Communications, Inc.	11.500	11-15-21	180,000	209,664
Wind Tre SpA (D)	5.000	01-20-26	2,275,000	1,959,831
Consumer discretionary 1.1%				11,650,832
Diversified consumer services 0.1%
Midas Intermediate Holdco II LLC (D)	7.875	10-01-22	1,250,000	1,187,500
20	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure 0.5%
IRB Holding Corp. (D)	6.750	02-15-26		1,250,000	$1,181,250
Scientific Games International, Inc. (D)	5.000	10-15-25		3,858,000	3,737,438
Leisure products 0.1%
Mattel, Inc. (D)	6.750	12-31-25		1,539,000	1,515,915
Specialty retail 0.3%
Maxeda DIY Holding BV	6.125	07-15-22	EUR	2,360,000	2,570,359
Party City Holdings, Inc. (D)(E)	6.625	08-01-26		842,000	829,370
Textiles, apparel and luxury goods 0.1%
The William Carter Company (D)	5.625	03-15-27		629,000	629,000
Consumer staples 0.3%					3,557,855
Food and staples retailing 0.2%
Albertsons Companies LLC (D)	7.500	03-15-26		582,000	599,460
Matterhorn Merger Sub LLC (D)	8.500	06-01-26		1,250,000	1,100,000
Household products 0.1%
Kronos Acquisition Holdings, Inc. (D)	9.000	08-15-23		1,875,000	1,603,125
Personal products 0.0%
Prestige Brands, Inc. (D)(E)	6.375	03-01-24		254,000	255,270
Energy 0.5%					5,033,871
Oil, gas and consumable fuels 0.5%
Bruin E&P Partners LLC (D)	8.875	08-01-23		1,875,000	1,832,813
Murray Energy Corp. (9.000% Cash and 3.000% PIK) (D)(E)	12.000	04-15-24		1,261,041	554,858
Range Resources Corp.	5.875	07-01-22		2,620,000	2,646,200
Health care 0.8%					7,764,117
Health care providers and services 0.4%
MEDNAX, Inc. (D)	6.250	01-15-27		2,508,000	2,521,919
Tenet Healthcare Corp. (D)	6.250	02-01-27		1,594,000	1,640,824
Pharmaceuticals 0.4%
Bausch Health Americas, Inc. (D)	8.500	01-31-27		1,007,000	1,042,874
Bausch Health Companies, Inc. (D)	5.750	08-15-27		503,000	507,401
Bausch Health Companies, Inc. (D)	9.000	12-15-25		1,913,000	2,051,099
Industrials 1.2%					12,945,003
Aerospace and defense 0.4%
Avolon Holdings Funding, Ltd. (D)	5.250	05-15-24		896,000	918,400
Pioneer Holdings LLC (D)	9.000	11-01-22		1,890,000	1,918,350
TransDigm, Inc.	6.500	05-15-25		1,275,000	1,270,219
Air freight and logistics 0.3%
XPO Logistics, Inc. (D)	6.750	08-15-24		2,910,000	2,928,188
Commercial services and supplies 0.4%
Aptim Corp. (D)(E)	7.750	06-15-25		1,875,000	1,474,219
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	21

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Commercial services and supplies (continued)
Prime Security Services Borrower LLC (D)	9.250	05-15-23	2,303,000	$2,428,514
Machinery 0.1%
Titan Acquisition, Ltd. (D)	7.750	04-15-26	1,875,000	1,640,625
Trading companies and distributors 0.0%
Park Aerospace Holdings, Ltd. (D)	5.250	08-15-22	358,000	366,488
Information technology 0.3%				3,362,258
Communications equipment 0.2%
CommScope Finance LLC (D)	6.000	03-01-26	1,194,000	1,222,358
DKT Finance ApS (D)	9.375	06-17-23	990,000	1,061,775
IT services 0.1%
GTT Communications, Inc. (D)(E)	7.875	12-31-24	1,250,000	1,078,125
Materials 0.7%				7,549,044
Construction materials 0.2%
New Enterprise Stone & Lime Company, Inc. (D)	6.250	03-15-26	285,000	275,738
Summit Materials LLC (D)	5.125	06-01-25	753,000	719,115
Summit Materials LLC (D)	6.500	03-15-27	1,069,000	1,069,000
Containers and packaging 0.5%
Ardagh Packaging Finance PLC (D)	6.000	02-15-25	1,250,000	1,234,375
BWAY Holding Company (D)	5.500	04-15-24	2,500,000	2,464,825
BWAY Holding Company (D)(E)	7.250	04-15-25	1,875,000	1,778,906
Metals and mining 0.0%
Midwest Vanadium Pty, Ltd. (B)(D)	11.500	02-15-18	5,668,325	7,085
Real estate 0.1%				755,528
Equity real estate investment trusts 0.1%
MGM Growth Properties Operating Partnership LP (D)	5.750	02-01-27	738,000	755,528

	Shares	Value
Common stocks 0.4%		$4,471,218
(Cost $22,336,176)
Consumer discretionary 0.0%		22
Hotels, restaurants and leisure 0.0%
QCE LLC (F)(G)	21,586	22
Energy 0.4%		4,471,196
Energy equipment and services 0.0%
Hercules Offshore, Inc. (F)(G)	196,736	187,456
Oil, gas and consumable fuels 0.4%
Blue Ridge Mountain Resources, Inc. (G)	859,102	4,283,740

22	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Escrow certificates 0.0%				$881
(Cost $0)
Magellan Health, Inc. (F)(G)	9.750	05-15-20	3,400,000	881

	Yield (%)	Shares	Value
Securities lending collateral 0.7%			$7,034,928
(Cost $7,033,409)
John Hancock Collateral Trust (H)	2.5250(I)	702,994	7,034,928
Short-term investments 3.9%			$40,061,091
(Cost $40,061,091)
Money market funds 3.9%			40,061,091
State Street Institutional U.S. Government Money Market Fund, Premier Class	2.3457(I)	40,061,091	40,061,091
Total investments (Cost $1,145,733,298) 105.7%			$1,095,971,982
Other assets and liabilities, net (5.7%)			(58,786,363)
Total net assets 100.0%			$1,037,185,619

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro
Security Abbreviations and Legend
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(B)	Non-income producing - Issuer is in default.
(C)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	All or a portion of this security is on loan as of 2-28-19.
(F)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(G)	Non-income producing security.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(I)	The rate shown is the annualized seven-day yield as of 2-28-19.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	23

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	44,103,232	EUR	38,710,000	Citibank N.A.	3/8/2019	$57,971	—
						$57,971	—

Derivatives Currency Abbreviations
EUR	Euro
USD	U.S. Dollar
At 2-28-19, the aggregate cost of investments for federal income tax purposes was $1,146,248,786. Net unrealized depreciation aggregated to $50,218,833, of which $2,681,718 related to gross unrealized appreciation and $52,900,551 related to gross unrealized depreciation.
OTC is an abbreviation for over-the-counter. See Notes to financial statements regarding investment transactions and other derivatives information.
24	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-19 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,138,699,889) including $6,739,929 of securities loaned	$1,088,937,054
Affiliated investments, at value (Cost $7,033,409)	7,034,928
Total investments, at value (Cost $1,145,733,298)	1,095,971,982
Unrealized appreciation on forward foreign currency contracts	57,971
Foreign currency, at value (Cost $6,069,331)	6,097,033
Interest receivable	4,693,812
Receivable for fund shares sold	1,777,517
Receivable for investments sold	23,208,579
Receivable for securities lending income	6,533
Receivable from affiliates	3,554
Other assets	117,094
Total assets	1,131,934,075
Liabilities
Due to custodian	830,694
Distributions payable	52,821
Payable for collateral on OTC derivatives	79,306
Payable for investments purchased	84,817,853
Payable for fund shares repurchased	1,637,432
Payable upon return of securities loaned	7,033,968
Payable to affiliates
Accounting and legal services fees	54,976
Transfer agent fees	67,096
Trustees' fees	1,306
Other liabilities and accrued expenses	173,004
Total liabilities	94,748,456
Net assets	$1,037,185,619
Net assets consist of
Paid-in capital	$1,396,601,321
Total distributable earnings (loss)	(359,415,702)
Net assets	$1,037,185,619

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Floating Rate Income Fund	25

STATEMENT OF ASSETS AND LIABILITIES 2-28-19 (unaudited)  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($114,652,231 ÷ 13,759,602 shares)[1]	$8.33
Class B ($6,939,245 ÷ 832,411 shares)[1]	$8.34
Class C ($88,668,325 ÷ 10,596,287 shares)[1]	$8.37
Class I ($123,935,253 ÷ 14,879,577 shares)	$8.33
Class R6 ($5,445,672 ÷ 653,468 shares)	$8.33
Class 1 ($30,807,332 ÷ 3,701,384 shares)	$8.32
Class NAV ($666,737,561 ÷ 79,999,574 shares)	$8.33
Maximum offering price per share
Class A (net asset value per share ÷ 97.5%)[2]	$8.54

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
26	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended  2-28-19 (unaudited)

Investment income
Interest	$31,925,695
Securities lending	37,494
Total investment income	31,963,189
Expenses
Investment management fees	3,956,174
Distribution and service fees	663,729
Accounting and legal services fees	95,199
Transfer agent fees	217,416
Trustees' fees	9,616
Custodian fees	75,484
State registration fees	47,282
Printing and postage	25,853
Professional fees	69,084
Other	325,609
Total expenses	5,485,446
Less expense reductions	(255,257)
Net expenses	5,230,189
Net investment income	26,733,000
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(18,749,722)
Affiliated investments	(53)
Forward foreign currency contracts	2,038,110
(16,711,665)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(1,563,423)
Affiliated investments	336
Forward foreign currency contracts	57,971
(1,505,116)
Net realized and unrealized loss	(18,216,781)
Increase in net assets from operations	$8,516,219

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Floating Rate Income Fund	27

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-19 (unaudited)	Year ended 8-31-18
Increase (decrease) in net assets
From operations
Net investment income	$26,733,000	$59,412,088
Net realized loss	(16,711,665)	(68,063,592)
Change in net unrealized appreciation (depreciation)	(1,505,116)	68,794,068
Increase in net assets resulting from operations	8,516,219	60,142,564
Distributions to shareholders
From net investment income and net realized gain
Class A	(2,474,674)	—
Class B	(141,762)	—
Class C	(1,688,452)	—
Class I	(3,209,599)	—
Class R6	(145,157)	—
Class 1	(723,433)	—
Class NAV	(17,993,244)	—
From net investment income
Class A	—	(5,237,402)
Class B	—	(404,116)
Class C	—	(3,921,773)
Class I	—	(6,697,595)
Class R6	—	(149,861)
Class 1	—	(1,346,785)
Class NAV	—	(43,890,604)
Total distributions	(26,376,321)	(61,648,136)
From fund share transactions	(225,645,191)	(396,720,155)
Total decrease	(243,505,293)	(398,225,727)
Net assets
Beginning of period	1,280,690,912	1,678,916,639
End of period[1]	$1,037,185,619	$1,280,690,912

[1]	Net assets - End of period includes undistributed net investment income of $46,381 at August 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
28	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$8.43	$8.45	$8.48	$8.71	$9.36	$9.37
Net investment income[2]	0.18	0.34	0.37	0.43	0.42	0.39
Net realized and unrealized gain (loss) on investments	(0.10)	— [3]	—	(0.24)	(0.62)	—
Total from investment operations	0.08	0.34	0.37	0.19	(0.20)	0.39
Less distributions
From net investment income	(0.18)	(0.36)	(0.40)	(0.42)	(0.43)	(0.38)
From net realized gain	—	—	—	—	(0.02)	(0.02)
Total distributions	(0.18)	(0.36)	(0.40)	(0.42)	(0.45)	(0.40)
Net asset value, end of period	$8.33	$8.43	$8.45	$8.48	$8.71	$9.36
Total return (%)[4,5]	0.97 [6]	4.05	4.46	2.38	(2.13)	4.24
Ratios and supplemental data
Net assets, end of period (in millions)	$115	$117	$138	$165	$267	$467
Ratios (as a percentage of average net assets):
Expenses before reductions	1.15 [7]	1.13	1.17	1.16	1.14	1.19
Expenses including reductions	1.10 [7]	1.13	1.16	1.14	1.13	1.18
Net investment income	4.38 [7]	4.03	4.31	5.12	4.59	4.14
Portfolio turnover (%)	87	71	66	35	40	52

[1]	Six months ended 2-28-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Floating Rate Income Fund	29

CLASS B SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$8.44	$8.45	$8.49	$8.71	$9.36	$9.37
Net investment income[2]	0.15	0.28	0.31	0.37	0.35	0.32
Net realized and unrealized gain (loss) on investments	(0.10)	— [3]	(0.01)	(0.23)	(0.61)	—
Total from investment operations	0.05	0.28	0.30	0.14	(0.26)	0.32
Less distributions
From net investment income	(0.15)	(0.29)	(0.34)	(0.36)	(0.37)	(0.31)
From net realized gain	—	—	—	—	(0.02)	(0.02)
Total distributions	(0.15)	(0.29)	(0.34)	(0.36)	(0.39)	(0.33)
Net asset value, end of period	$8.34	$8.44	$8.45	$8.49	$8.71	$9.36
Total return (%)[4,5]	0.59 [6]	3.40	3.60	1.79	(2.83)	3.44
Ratios and supplemental data
Net assets, end of period (in millions)	$7	$9	$15	$18	$24	$31
Ratios (as a percentage of average net assets):
Expenses before reductions	1.90 [7]	1.88	1.88	1.86	1.86	1.96
Expenses including reductions	1.85 [7]	1.88	1.87	1.84	1.85	1.95
Net investment income	3.62 [7]	3.27	3.61	4.45	3.89	3.39
Portfolio turnover (%)	87	71	66	35	40	52

[1]	Six months ended 2-28-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
30	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$8.47	$8.49	$8.52	$8.74	$9.40	$9.40
Net investment income[2]	0.15	0.28	0.31	0.37	0.35	0.33
Net realized and unrealized gain (loss) on investments	(0.10)	(0.01)	0.01	(0.23)	(0.62)	0.01
Total from investment operations	0.05	0.27	0.32	0.14	(0.27)	0.34
Less distributions
From net investment income	(0.15)	(0.29)	(0.35)	(0.36)	(0.37)	(0.32)
From net realized gain	—	—	—	—	(0.02)	(0.02)
Total distributions	(0.15)	(0.29)	(0.35)	(0.36)	(0.39)	(0.34)
Net asset value, end of period	$8.37	$8.47	$8.49	$8.52	$8.74	$9.40
Total return (%)[3,4]	0.60 [5]	3.28	3.73	1.80	(2.89)	3.66
Ratios and supplemental data
Net assets, end of period (in millions)	$89	$102	$128	$141	$190	$270
Ratios (as a percentage of average net assets):
Expenses before reductions	1.90 [6]	1.88	1.88	1.86	1.84	1.86
Expenses including reductions	1.85 [6]	1.88	1.87	1.84	1.83	1.85
Net investment income	3.63 [6]	3.29	3.60	4.45	3.91	3.47
Portfolio turnover (%)	87	71	66	35	40	52

[1]	Six months ended 2-28-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Floating Rate Income Fund	31

CLASS I SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$8.43	$8.45	$8.48	$8.70	$9.36	$9.36
Net investment income[2]	0.19	0.36	0.39	0.45	0.44	0.42
Net realized and unrealized gain (loss) on investments	(0.10)	— [3]	0.01	(0.23)	(0.62)	0.01
Total from investment operations	0.09	0.36	0.40	0.22	(0.18)	0.43
Less distributions
From net investment income	(0.19)	(0.38)	(0.43)	(0.44)	(0.46)	(0.41)
From net realized gain	—	—	—	—	(0.02)	(0.02)
Total distributions	(0.19)	(0.38)	(0.43)	(0.44)	(0.48)	(0.43)
Net asset value, end of period	$8.33	$8.43	$8.45	$8.48	$8.70	$9.36
Total return (%)[4]	1.08 [5]	4.31	4.78	2.82	(1.94)	4.72
Ratios and supplemental data
Net assets, end of period (in millions)	$124	$152	$166	$158	$226	$494
Ratios (as a percentage of average net assets):
Expenses before reductions	0.92 [6]	0.89	0.87	0.84	0.83	0.84
Expenses including reductions	0.87 [6]	0.88	0.85	0.83	0.82	0.83
Net investment income	4.58 [6]	4.29	4.57	5.45	4.90	4.49
Portfolio turnover (%)	87	71	66	35	40	52

[1]	Six months ended 2-28-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
32	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$8.43	$8.45	$8.48	$8.71	$9.36	$9.37
Net investment income[2]	0.19	0.37	0.40	0.45	0.45	0.43
Net realized and unrealized gain (loss) on investments	(0.10)	— [3]	0.01	(0.23)	(0.61)	—
Total from investment operations	0.09	0.37	0.41	0.22	(0.16)	0.43
Less distributions
From net investment income	(0.19)	(0.39)	(0.44)	(0.45)	(0.47)	(0.42)
From net realized gain	—	—	—	—	(0.02)	(0.02)
Total distributions	(0.19)	(0.39)	(0.44)	(0.45)	(0.49)	(0.44)
Net asset value, end of period	$8.33	$8.43	$8.45	$8.48	$8.71	$9.36
Total return (%)[4]	1.14 [5]	4.41	4.88	2.82	(1.72)	4.63
Ratios and supplemental data
Net assets, end of period (in millions)	$5	$6	$— [6]	$— [6]	$24	$23
Ratios (as a percentage of average net assets):
Expenses before reductions	0.80 [7]	0.79	0.77	0.75	0.76	0.90
Expenses including reductions	0.75 [7]	0.78	0.76	0.72	0.71	0.81
Net investment income	4.72 [7]	4.45	4.66	5.38	5.04	4.52
Portfolio turnover (%)	87	71	66	35	40	52

[1]	Six months ended 2-28-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Floating Rate Income Fund	33

CLASS 1 SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$8.42	$8.44	$8.47	$8.70	$9.35	$9.35
Net investment income[2]	0.19	0.37	0.40	0.46	0.45	0.43
Net realized and unrealized gain (loss) on investments	(0.10)	(0.01)	—	(0.24)	(0.61)	0.01
Total from investment operations	0.09	0.36	0.40	0.22	(0.16)	0.44
Less distributions
From net investment income	(0.19)	(0.38)	(0.43)	(0.45)	(0.47)	(0.42)
From net realized gain	—	—	—	—	(0.02)	(0.02)
Total distributions	(0.19)	(0.38)	(0.43)	(0.45)	(0.49)	(0.44)
Net asset value, end of period	$8.32	$8.42	$8.44	$8.47	$8.70	$9.35
Total return (%)[3]	1.12 [4]	4.37	4.84	2.76	(1.76)	4.81
Ratios and supplemental data
Net assets, end of period (in millions)	$31	$30	$30	$23	$26	$28
Ratios (as a percentage of average net assets):
Expenses before reductions	0.84 [5]	0.83	0.81	0.78	0.76	0.75
Expenses including reductions	0.79 [5]	0.82	0.80	0.77	0.75	0.75
Net investment income	4.71 [5]	4.36	4.63	5.54	4.99	4.58
Portfolio turnover (%)	87	71	66	35	40	52

[1]	Six months ended 2-28-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
34	JOHN HANCOCK FLOATING RATE INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$8.44	$8.45	$8.48	$8.71	$9.36	$9.37
Net investment income[2]	0.19	0.37	0.40	0.46	0.46	0.44
Net realized and unrealized gain (loss) on investments	(0.11)	0.01	0.01	(0.24)	(0.62)	—
Total from investment operations	0.08	0.38	0.41	0.22	(0.16)	0.44
Less distributions
From net investment income	(0.19)	(0.39)	(0.44)	(0.45)	(0.47)	(0.43)
From net realized gain	—	—	—	—	(0.02)	(0.02)
Total distributions	(0.19)	(0.39)	(0.44)	(0.45)	(0.49)	(0.45)
Net asset value, end of period	$8.33	$8.44	$8.45	$8.48	$8.71	$9.36
Total return (%)[3]	1.03 [4]	4.55	4.89	2.82	(1.71)	4.75
Ratios and supplemental data
Net assets, end of period (in millions)	$667	$865	$1,202	$1,518	$2,200	$2,513
Ratios (as a percentage of average net assets):
Expenses before reductions	0.79 [5]	0.78	0.76	0.73	0.71	0.70
Expenses including reductions	0.75 [5]	0.77	0.75	0.72	0.70	0.70
Net investment income	4.71 [5]	4.41	4.71	5.55	5.04	4.64
Portfolio turnover (%)	87	71	66	35	40	52

[1]	Six months ended 2-28-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Floating Rate Income Fund	35

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Floating Rate Income Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or MFC, and certain 529 plans. Class B shares convert to Class A shares eight years after purchase. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2

SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       36

includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of February 28, 2019, by major security category or type:

	Total value at 2-28-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Term loans	$974,549,647	—	$974,549,647	—
Corporate bonds	69,854,217	—	69,854,217	—
Common stocks	4,471,218	—	4,283,740	$187,478
Escrow certificates	881	—	—	881
Securities lending collateral	7,034,928	$7,034,928	—	—
Short-term investments	40,061,091	40,061,091	—	—
Total investments in securities	$1,095,971,982	$47,096,019	$1,048,687,604	$188,359
Derivatives:
Assets
Forward foreign currency contracts	$57,971	—	$57,971	—

Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. Failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund's income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund's exposure to such investments is substantial, could impair the fund's ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

At February 28, 2019, the fund had $973,890 in unfunded loan commitments outstanding.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/

SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       37

accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 28, 2019, the fund loaned securities valued at $6,739,929 and received $7,033,968 of cash collateral.

Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $400 million ($250 million is dedicated to the fund), subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other

SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       38

expenses on the Statement of operations. For the six months ended February 28, 2019, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2019, were $189,733.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of August 31, 2018, the fund has a short-term capital loss carryforward of $30,307,041 and a long-term capital loss carryforward of $262,837,058 available to offset future net realized capital gains. These carryforwards do not expire.

As of August 31, 2018, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. The fund had no material book-tax differences at August 31, 2018.

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts are typically traded through the OTC market. Certain forwards are regulated by the Commodity Futures Trading Commission. Derivative counterparty risk is managed through an ongoing evaluation of the

SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       39

creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the six months ended February 28, 2019, the fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes and to gain exposure to foreign currencies. The fund held forward foreign currency contracts with U.S. Dollar notional values ranging up to $93.1 million, as measured at each quarter end.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at February 28, 2019 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Foreign currency	Unrealized appreciation / depreciation on forward foreign currency contracts	Forward foreign currency contracts	$57,971	—

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2019:

Statement of operations location - net realized gain (loss) on:
Risk	Forward foreign currency contracts
Foreign currency	$2,038,110

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2019:

Statement of operations location - change in net unrealized appreciation (depreciation) of:
Risk	Forward foreign currency contracts
Foreign currency	$57,971

SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       40

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of MFC.

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.680% of the first $1.10 billion of the fund's average daily net assets; (b) 0.630% of the next $1.90 billion of the fund's average daily net assets; (c) 0.605% of the next $1.50 billion of the fund's average daily net assets; (d) 0.590% of the next $1.50 billion of the fund's average daily net assets and (e) 0.570% of the fund's average daily net assets in excess of $6.00 billion. The Advisor has a subadvisory agreement with BCSF Advisors, LP (Bain Capital Credit). The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2019, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This agreement expires on June 30, 2020, unless renewed by mutual agreement of the Fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Effective January 1, 2019, the Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.66% of average net assets of the fund. For purposes of this agreement, "expenses of the fund" means all fund expenses, excluding 12b-1 fees, service fee, transfer agent fee, interest expense, acquired fund fees, short dividend expense, litigation and indemnification expenses, taxes and other extraordinary expenses not incurred in the ordinary course of business, and all other Class Level Expenses. This agreement expires on December 31, 2019, unless renewed by mutual agreement of the fund and the Advisor based upon determination that this is appropriate under the circumstances at that time.

Effective January 1, 2019, the Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of Class A, Class B, Class C, Class I, Class R6, Class 1 and Class NAV shares exceed 1.00%, 1.75%, 1.75%, 0.77%, 0.66%, 0.70% and 0.66%, respectively, of average net assets attributable to the applicable class. For purposes of this agreement, "expenses of Class A, Class B, Class C, Class I, Class R6, Class 1 and Class NAV shares" means all expenses of the fund plus class specific expenses, excluding interest expense, acquired fund fees, short dividend expense, litigation and indemnification expenses, taxes and other extraordinary expenses not incurred in the ordinary course of business. This agreement expires on December 31, 2019, unless renewed by mutual agreement of the fund and the Advisor based upon determination that this is appropriate under the circumstances at that time.

For the six months ended February 28, 2019, the expense reductions described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$29,560	Class R6	$1,449
Class B	1,927	Class NAV	158,561

SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       41

Class	Expense reduction	Class	Expense reduction
Class C	$23,568	Class 1	$7,484
Class I	32,708	Total	$255,257

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2019 were equivalent to a net annual effective rate of 0.63% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B, Class C and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee	Class	Rule 12b-1 fee
Class A	0.25%	Class C	1.00%
Class B	1.00%	Class 1	0.05%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $35,999 for the six months ended February 28, 2019. Of this amount, $6,302 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $29,682 was paid as sales commissions to broker-dealers and $15 was paid as sales commissions to sales personnel of Signator Investors, Inc., which had been a broker-dealer affiliate of the Advisor through November 2, 2018.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2019, CDSCs received by the Distributor amounted to $2,974, $581 and $1,156 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       42

Class level expenses. Class level expenses for the six months ended February 28, 2019 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$142,916	$64,109
Class B	39,937	4,473
Class C	473,110	53,020
Class I	—	95,401
Class R6	—	413
Class 1	7,766	—
Total	$663,729	$217,416

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended February 28, 2019 and for the year ended August 31, 2018 were as follows:

		Six months ended 2-28-19		Year ended 8-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	4,833,725	$40,106,223	8,884,094	$75,234,167
Distributions reinvested	284,847	2,356,029	589,263	4,985,886
Repurchased	(5,186,084)	(43,000,603)	(11,935,661)	(101,003,467)
Net decrease	(67,512)	$(538,351)	(2,462,304)	$(20,783,414)
Class B shares
Sold	1,741	$14,997	17,894	$151,523
Distributions reinvested	14,981	123,964	41,741	353,478
Repurchased	(245,008)	(2,030,878)	(715,058)	(6,056,226)
Net decrease	(228,286)	$(1,891,917)	(655,423)	$(5,551,225)
Class C shares
Sold	530,415	$4,422,614	1,059,188	$8,996,910
Distributions reinvested	186,862	1,551,495	421,214	3,579,077
Repurchased	(2,210,639)	(18,357,779)	(4,513,662)	(38,351,116)
Net decrease	(1,493,362)	$(12,383,670)	(3,033,260)	$(25,775,129)
Class I shares
Sold	6,695,862	$55,829,323	6,001,025	$50,744,244
Distributions reinvested	382,130	3,160,195	759,991	6,426,835
Repurchased	(10,175,065)	(84,122,795)	(8,442,657)	(71,422,643)
Net decrease	(3,097,073)	$(25,133,277)	(1,681,641)	$(14,251,564)
Class R6 shares
Sold	257,545	$2,146,417	786,293	$6,656,399
Distributions reinvested	17,558	145,137	17,703	149,739
Repurchased	(301,609)	(2,474,358)	(153,284)	(1,297,857)
Net increase (decrease)	(26,506)	$(182,804)	650,712	$5,508,281

SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       43

		Six months ended 2-28-19		Year ended 8-31-18
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	519,054	$4,326,936	730,806	$6,178,536
Distributions reinvested	87,589	723,433	159,369	1,346,785
Repurchased	(505,160)	(4,163,985)	(821,486)	(6,945,639)
Net increase	101,483	$886,384	68,689	$579,682
Class NAV shares
Sold	1,157,056	$9,570,187	1,908,083	$16,134,225
Distributions reinvested	2,175,024	17,993,243	5,186,738	43,890,604
Repurchased	(25,892,163)	(213,964,986)	(46,822,046)	(396,471,615)
Net decrease	(22,560,083)	$(186,401,556)	(39,727,225)	$(336,446,786)
Total net decrease	(27,371,339)	$(225,645,191)	(46,840,452)	$(396,720,155)

Affiliates of the fund owned 100% of shares of Class 1 and Class NAV on February 28, 2019. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $987,954,410 and $1,040,605,956, respectively, for the six months ended February 28, 2019.

Note 8 — Industry or sector risk

The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

Note 9 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 28, 2019, funds within the John Hancock group of funds complex held 64.3% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliate concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	24.4%
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	11.2%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	10.2%
John Hancock Funds II Multimanager Lifestyle Conservative Portfolio	9.6%

SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       44

Note 10 — Investment in affiliated underlying funds

The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust*	3,940,471	1,410,856	(4,648,333)	702,994	—	—	($53)	$336	$7,034,928
*Refer to the Securities lending note within Note 2 for details regarding this investment.

Note 11 — Other matters

In or around May of 2015, certain John Hancock Funds, including the Floating Rate Income Fund, were served with a complaint brought by the Motors Liquidation Avoidance Action Trust (the "Motors Trust"). The complaint seeks disgorgement of certain amounts paid to the Term Loan Lenders as holders of indebtedness issued by General Motors pursuant to a $1.5 billion term loan, dated as of November 29, 2006 (as amended, the "Term Loan") and argues that because certain of the collateral securing the Term Loan was released, albeit inadvertently, the Term Loan repayments made by GM are subject to recovery. The total amount at issue for the Floating Rate Income Fund is approximately $5.4 million. The John Hancock Funds have joined a group of defendants represented by the law firm Kasowitz, Benson, Torres & Friedman LLP (the "Joint Defence Group"), and, through counsel, vigorously defended the action. Additionally, the John Hancock Funds brought cross-claims against JPMorgan Chase Bank N.A ("JP Morgan"). related to JP Morgan's actions as administrative agent of the Term Loan.

On January 31, 2019, mediation resulted in a settlement of the litigation which was then presented to the judge. Pursuant to the settlement, Simpson Thacher and its insurers will pay the Plaintiff $231 million. The Term Loan Lenders, including John Hancock Funds, will pay nothing. The Term Loan Lenders will receive the allowed claim against the General Unsecured Creditors Trust ("GUC Trust") arising from the $231 million payment. The proceeds of the GUC Trust recovery will then be used to reimburse approximately 73% of the legal fees incurred by the firms on the Steering Committee, including those incurred by John Hancock Funds. However, the settlement terms still remain subject to a formal settlement agreement.

Note 12 — New accounting pronouncement

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2017-08, Premium Amortization on Purchased Callable Debt Securities, which shortens the premium amortization period for purchased non-contingently callable debt securities. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. Management does not expect the ASU to have an impact on the fund's net assets or total return. Depending upon holdings of the fund, the shortening of the premium amortization period could decrease interest income with a corresponding offset to unrealized gain (loss).

SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       45

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler**
Secretary and Chief Legal Officer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

BCSF Advisors, LP ("Bain Capital Credit")

Portfolio Managers

Jonathan DeSimone
Andrew Carlino
Kim Harris

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee
#Effective 6-19-18

**Effective 9-13-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK FLOATING RATE INCOME FUND       46

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

Greater China Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Disciplined Alternative Yield

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Infrastructure

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 200 Berkeley Street ■ Boston, MA 02116-5010 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Floating Rate Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF767011	328SA 2/19 4/19

John Hancock

Fundamental Global Franchise Fund

Semiannual report 2/28/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investments at 800-225-5291 (Class A shares) or 888-972-8696 (Class I, Class R6 and Class NAV shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investments or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investments or your financial intermediary.

A message to shareholders

Dear shareholder,

The six months ended February 28, 2019 were challenging for equity investors as stock markets across many major economies worldwide posted losses, despite rebounding during the first few months of the new year. In the United States, new tariffs on a range of imports and heightened fears of a full-blown trade war with China weighed on investor sentiment despite relatively supportive U.S. economic fundamentals.

Looking overseas, global economic growth slowed somewhat in the latter half of 2018, and international markets faced some challenging headwinds that may not abate in the near future. Concerns about the potential for a more widespread global economic slowdown led to a significant increase in volatility as well as a flight to quality.

Your best resource in unpredictable and volatile markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee investment returns and does not eliminate risk of loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Fundamental Global Franchise Fund

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund's investments
11	Financial statements
14	Financial highlights
18	Notes to financial statements
25	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to provide capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/19 (%)

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND       2

Portfolio summary

SECTOR COMPOSITION AS OF 2/28/19 (%)

TOP 10 HOLDINGS AS OF 2/28/19 (%)

eBay, Inc.	8.6
Heineken Holding NV	7.4
Anheuser-Busch InBev SA	5.0
Danone SA	4.9
Nestle SA	4.7
Reckitt Benckiser Group PLC	4.4
Cie Financiere Richemont SA	4.1
American Tower Corp.	4.1
Ferrari NV	4.1
Amazon.com, Inc.	4.0
TOTAL	51.3
As a percentage of net assets.
Cash and cash equivalents are not included.

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND       3

COUNTRY COMPOSITION AS OF 2/28/19 (%)

United States	57.1
Switzerland	8.8
United Kingdom	7.7
Netherlands	7.4
France	6.9
Italy	6.2
Belgium	5.0
Other countries	0.9
TOTAL	100.0
As a percentage of net assets.

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND       4

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  FEBRUARY 28, 2019

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception[1]	6-month	5-year	Since inception[1]
Class A	-5.56	6.92	9.95	-9.55	39.72	88.30
Class I2	-0.31	8.37	11.18	-4.65	49.50	102.80
Class R6[2,3]	-0.20	8.21	10.94	-4.54	48.35	99.94
Class NAV[2]	-0.09	8.50	11.31	-4.51	50.38	104.40
Index †	0.43	6.53	10.78	-3.34	37.20	97.93

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5%. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until June 30, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class I	Class R6	Class NAV
Gross (%)	1.30	1.01	0.90	0.89
Net (%)	1.29	1.00	0.89	0.88

Please refer to the most recent prospectuses and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the MSCI World Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND       5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Fundamental Global Franchise Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in MSCI World Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)
Class I2	6-29-12	20,280	20,280	19,793
Class R6[2,3]	6-29-12	19,994	19,994	19,793
Class NAV[2]	6-29-12	20,440	20,440	19,793

The MSCI World Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 6-29-12.
2	For certain types of investors, as described in the fund's prospectuses.
3	Class R6 shares were first offered on 2-13-17. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND       6

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2018, with the same investment held until February 28, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2018, with the same investment held until February 28, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	7

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2018	Ending value on 2-28-2019	Expenses paid during period ended 2-28-2019[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$ 952.10	$6.24	1.29%
	Hypothetical example	1,000.00	1,018.40	6.46	1.29%
Class I	Actual expenses/actual returns	1,000.00	953.50	4.89	1.01%
	Hypothetical example	1,000.00	1,019.80	5.06	1.01%
Class R6	Actual expenses/actual returns	1,000.00	954.60	4.31	0.89%
	Hypothetical example	1,000.00	1,020.40	4.46	0.89%
Class NAV	Actual expenses/actual returns	1,000.00	954.90	4.27	0.88%
	Hypothetical example	1,000.00	1,020.40	4.41	0.88%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
8	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 2-28-19 (unaudited)
	Shares	Value
Common stocks 90.6%		$407,711,205
(Cost $340,098,999)
Belgium 5.0%		22,352,538
Anheuser-Busch InBev SA	286,138	22,352,538
France 6.9%		30,951,615
Danone SA	293,096	22,137,338
Sodexo SA	80,250	8,814,277
Italy 6.2%		27,940,877
Ferrari NV	145,088	18,608,987
Salvatore Ferragamo SpA	439,283	9,331,890
Japan 0.9%		4,024,372
Asics Corp.	301,100	4,024,372
Netherlands 7.4%		33,547,505
Heineken Holding NV	347,172	33,547,505
Switzerland 8.8%		39,752,488
Cie Financiere Richemont SA	245,343	18,744,560
Nestle SA	232,250	21,007,928
United Kingdom 7.7%		34,474,949
Diageo PLC	379,891	14,710,962
Reckitt Benckiser Group PLC	258,778	19,763,987
United States 47.7%		214,666,861
Allergan PLC	118,865	16,368,899
Alphabet, Inc., Class A (A)	4,076	4,591,818
Alphabet, Inc., Class C (A)	4,077	4,565,914
Amazon.com, Inc. (A)	10,883	17,846,270
American Express Company	53,436	5,757,195
American Tower Corp.	105,974	18,667,320
AutoZone, Inc. (A)	16,502	15,494,883
Biogen, Inc. (A)	32,604	10,694,438
Cerner Corp. (A)	77,794	4,352,574
Comcast Corp., Class A	130,434	5,043,883
eBay, Inc.	1,041,507	38,691,985
Gilead Sciences, Inc.	105,937	6,888,024
Liberty Media Corp.-Liberty Formula One, Series A (A)	309,262	9,506,714
Liberty Media Corp.-Liberty Formula One, Series C (A)	334,680	10,415,242
Ralph Lauren Corp.	65,232	8,165,089
Tempur Sealy International, Inc. (A)	293,296	17,072,760
The Hain Celestial Group, Inc. (A)	223,322	4,392,744
Walmart, Inc.	163,159	16,151,109

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	9

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 8.9%				$40,071,047
(Cost $40,071,047)
U.S. Government Agency 8.1%				36,383,000
Federal Agricultural Mortgage Corp. Discount Note	2.250	03-01-19	10,379,000	10,379,000
Federal Home Loan Bank Discount Note	2.260	03-01-19	26,004,000	26,004,000

	Yield (%)	Shares	Value
Money market funds 0.8%			3,688,047

JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	2.2514(B)	3,688,047	3,688,047
Total investments (Cost $380,170,046) 99.5%			$447,782,252
Other assets and liabilities, net 0.5%			2,219,298
Total net assets 100.0%			$450,001,550

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 2-28-19.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
At 2-28-19, the aggregate cost of investments for federal income tax purposes was $381,806,432. Net unrealized appreciation aggregated to $65,975,820, of which $81,921,107 related to gross unrealized appreciation and $15,945,287 related to gross unrealized depreciation.
10	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-19 (unaudited)

Assets
Unaffiliated investments, at value (Cost $380,170,046)	$447,782,252
Cash	100,000
Foreign currency, at value (Cost $44,310)	44,520
Dividends and interest receivable	1,076,340
Receivable for fund shares sold	1,154,888
Other assets	59,557
Total assets	450,217,557
Liabilities
Payable for fund shares repurchased	126,774
Payable to affiliates
Accounting and legal services fees	19,466
Transfer agent fees	3,731
Trustees' fees	425
Other liabilities and accrued expenses	65,611
Total liabilities	216,007
Net assets	$450,001,550
Net assets consist of
Paid-in capital	$386,074,492
Total distributable earnings (loss)	63,927,058
Net assets	$450,001,550

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($3,302,150 ÷ 304,513 shares)[1]	$10.84
Class I ($31,916,515 ÷ 2,933,815 shares)	$10.88
Class R6 ($4,075,401 ÷ 374,306 shares)	$10.89
Class NAV ($410,707,484 ÷ 37,728,461 shares)	$10.89
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$11.41

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	11

STATEMENT OF OPERATIONS For the six months ended  2-28-19 (unaudited)

Investment income
Dividends	$1,949,323
Interest	388,238
Less foreign taxes withheld	(129,777)
Total investment income	2,207,784
Expenses
Investment management fees	1,616,963
Distribution and service fees	4,437
Accounting and legal services fees	32,590
Transfer agent fees	6,890
Trustees' fees	3,474
Custodian fees	57,604
State registration fees	28,179
Printing and postage	10,465
Professional fees	30,449
Other	12,343
Total expenses	1,803,394
Less expense reductions	(15,389)
Net expenses	1,788,005
Net investment income	419,779
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(2,173,355)
(2,173,355)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(16,610,829)
(16,610,829)
Net realized and unrealized gain (loss)	(18,784,184)
Decrease in net assets from operations	$(18,364,405)

12	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-19 (unaudited)	Year ended 8-31-18
Increase (decrease) in net assets
From operations
Net investment income	$419,779	$3,037,716
Net realized gain (loss)	(2,173,355)	68,761,239
Change in net unrealized appreciation (depreciation)	(16,610,829)	(38,277,412)
Increase (decrease) in net assets resulting from operations	(18,364,405)	33,521,543
Distributions to shareholders
From net investment income and net realized gain
Class A	(344,649)	—
Class I	(489,828)	—
Class R6	(435,154)	—
Class NAV	(47,517,438)	—
From net investment income
Class A	—	(6,458)
Class I	—	(38,067)
Class R6	—	(5,551)
Class NAV	—	(4,245,221)
From net realized gain
Class A	—	(167,898)
Class I	—	(641,602)
Class R6	—	(85,095)
Class NAV	—	(63,470,845)
Total distributions	(48,787,069)	(68,660,737)
From fund share transactions	80,733,152	(81,764,449)
Total increase (decrease)	13,581,678	(116,903,643)
Net assets
Beginning of period	436,419,872	553,323,515
End of period[1]	$450,001,550	$436,419,872

[1]	Net assets - End of period includes undistributed net investment income of $2,282,841 at August 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	13

Financial highlights
CLASS A SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$13.03	$14.21	$13.78	$12.71	$13.24	$12.11
Net investment income (loss)[2]	(0.01) [3]	0.05	0.05	0.07	0.05	0.06
Net realized and unrealized gain (loss) on investments	(0.78)	0.84	1.68	2.35	0.14	1.74
Total from investment operations	(0.79)	0.89	1.73	2.42	0.19	1.80
Less distributions
From net investment income	(0.02)	(0.08)	(0.04)	(0.07)	(0.07)	(0.08)
From net realized gain	(1.38)	(1.99)	(1.26)	(1.28)	(0.65)	(0.59)
Total distributions	(1.40)	(2.07)	(1.30)	(1.35)	(0.72)	(0.67)
Net asset value, end of period	$10.84	$13.03	$14.21	$13.78	$12.71	$13.24
Total return (%)[4,5]	(4.79) [6]	6.80	14.58	19.84	1.51	15.05 [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$3	$3	$1	$— [7]	$— [7]	$— [7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.30 [8]	1.29	1.28	1.28	1.33	1.42
Expenses including reductions	1.29 [8]	1.28	1.27	1.28	1.32	1.42
Net investment income (loss)	(0.21) [3,8]	0.41	0.34	0.50	0.38	0.50
Portfolio turnover (%)	9	40	54	38	28	13

[1]	Six months ended 2-28-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
14	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$13.10	$14.28	$13.84	$12.76	$13.29	$12.14
Net investment income[2]	0.02 [3]	0.07	0.10	0.13	0.11	0.13
Net realized and unrealized gain (loss) on investments	(0.80)	0.86	1.68	2.34	0.12	1.72
Total from investment operations	(0.78)	0.93	1.78	2.47	0.23	1.85
Less distributions
From net investment income	(0.06)	(0.12)	(0.08)	(0.11)	(0.11)	(0.11)
From net realized gain	(1.38)	(1.99)	(1.26)	(1.28)	(0.65)	(0.59)
Total distributions	(1.44)	(2.11)	(1.34)	(1.39)	(0.76)	(0.70)
Net asset value, end of period	$10.88	$13.10	$14.28	$13.84	$12.76	$13.29
Total return (%)[4]	(4.65) [5]	7.10	14.97	20.22	1.86	15.52 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$32	$5	$4	$2	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.02 [6]	1.00	0.97	0.97	0.98	1.02
Expenses including reductions	1.01 [6]	0.99	0.96	0.97	0.98	1.02
Net investment income	0.29 [3,6]	0.56	0.74	0.96	0.83	1.01
Portfolio turnover (%)	9	40	54	38	28	13

[1]	Six months ended 2-28-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	15

CLASS R6 SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17 [2]
Per share operating performance
Net asset value, beginning of period	$13.11	$14.29	$12.32
Net investment income[3]	0.01 [4]	0.13	0.09
Net realized and unrealized gain (loss) on investments	(0.78)	0.81	1.88
Total from investment operations	(0.77)	0.94	1.97
Less distributions
From net investment income	(0.07)	(0.13)	—
From net realized gain	(1.38)	(1.99)	—
Total distributions	(1.45)	(2.12)	—
Net asset value, end of period	$10.89	$13.11	$14.29
Total return (%)[5]	(4.54) [6]	7.19	15.99 [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$4	$4	$— [7]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.90 [8]	0.89	0.88 [8]
Expenses including reductions	0.89 [8]	0.89	0.87 [8]
Net investment income	0.20 [4,8]	1.05	1.17 [8]
Portfolio turnover (%)	9	40	54 [9]

[1]	Six months ended 2-28-19. Unaudited.
[2]	The inception date for Class R6 shares is 2-13-17.
[3]	Based on average daily shares outstanding.
[4]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Portfolio turnover is shown for the period from 9-1-16 to 8-31-17.
16	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$13.11	$14.29	$13.85	$12.77	$13.30	$12.15
Net investment income[2]	0.01 [3]	0.09	0.10	0.12	0.11	0.13
Net realized and unrealized gain (loss) on investments	(0.77)	0.85	1.69	2.37	0.14	1.74
Total from investment operations	(0.76)	0.94	1.79	2.49	0.25	1.87
Less distributions
From net investment income	(0.08)	(0.13)	(0.09)	(0.13)	(0.13)	(0.13)
From net realized gain	(1.38)	(1.99)	(1.26)	(1.28)	(0.65)	(0.59)
Total distributions	(1.46)	(2.12)	(1.35)	(1.41)	(0.78)	(0.72)
Net asset value, end of period	$10.89	$13.11	$14.29	$13.85	$12.77	$13.30
Total return (%)[4]	(4.51) [5]	7.21	15.09	20.34	1.99	15.62 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$411	$425	$548	$451	$449	$454
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89 [6]	0.88	0.86	0.86	0.87	0.90
Expenses including reductions	0.88 [6]	0.87	0.86	0.85	0.87	0.90
Net investment income	0.21 [3,6]	0.65	0.77	0.92	0.83	1.03
Portfolio turnover (%)	9	40	54	38	28	13

[1]	Six months ended 2-28-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	17

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Fundamental Global Franchise Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered by the fund are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in an open-end management investment companies are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND       18

includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of February 28, 2019, by major security category or type:

	Total value at 2-28-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Belgium	$22,352,538	—	$22,352,538	—
France	30,951,615	—	30,951,615	—
Italy	27,940,877	$18,608,987	9,331,890	—
Japan	4,024,372	—	4,024,372	—
Netherlands	33,547,505	—	33,547,505	—
Switzerland	39,752,488	—	39,752,488	—
United Kingdom	34,474,949	—	34,474,949	—
United States	214,666,861	214,666,861	—	—
Short-term investments	40,071,047	3,688,047	36,383,000	—
Total investments in securities	$447,782,252	$236,963,895	$210,818,357	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND       19

rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2019, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2019 were $1,428.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2018, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund typically declares and pays dividends and capital gain distributions, if any, at least annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND       20

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.800% of the first $1 billion of the fund's average daily net assets and (b) 0.780% of the fund's average daily net assets in excess of $1 billion. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2019, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This agreement expires on June 30, 2020, unless renewed by mutual agreement of the Fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor voluntarily agrees to reduce its management fee for the fund, or if necessary make payment to the fund, in an amount equal to the amount by which the expenses of the fund exceed 0.25% of the average net assets of the fund. For purposes of this agreement, "expenses of the fund" means all the expenses of the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, advisory fees, class-specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. This agreement will continue in effect until terminated at any time by the advisor on notice to the fund.

For the six months ended February 28, 2019, the expense reductions described above amounted to the following:

Class	Expense reductions	Class	Expense reductions
Class A	$113	Class NAV	$14,851
Class I	284	Total	$15,389
Class R6	141

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2019 were equivalent to a net annual effective rate of 0.79% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND       21

incurred. These accounting and legal services fees incurred for the six months ended February 28, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee
Class A	0.30%

Sales charges. Class A shares may be subject to up-front sales charges. For the six months ended February 28, 2019, no sales charges were assessed. Signator Investors, Inc. was a broker-dealer affiliate of the Advisor through November 2, 2018.

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2019, there were no CDSCs received by the Distributor for Class A shares.

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 28, 2019 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$4,437	$1,661
Class I	—	4,982
Class R6	—	247
Total	$4,437	$6,890

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At February 28, 2019,

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND       22

no interfund loans were outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or lender	Weighted average loan balance	Days outstanding	Weighted average interest rate	Interest income
Lender	$1,223,213	1	2.350%	$80

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended February 28, 2019 and for the year ended August 31, 2018 were as follows:

		Six months ended 2-28-19		Year ended 8-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	75,945	$881,764	213,389	$2,781,196
Distributions reinvested	35,253	341,956	13,904	174,356
Repurchased	(32,430)	(373,949)	(64,275)	(848,036)
Net increase	78,768	$849,771	163,018	$2,107,516
Class I shares
Sold	2,755,608	$29,115,965	105,210	$1,399,742
Distributions reinvested	50,342	489,827	54,028	679,669
Repurchased	(234,213)	(2,428,800)	(87,850)	(1,120,218)
Net increase	2,571,737	$27,176,992	71,388	$959,193
Class R6 shares
Sold	39,521	$390,857	297,533	$3,804,207
Distributions reinvested	44,723	435,153	6,522	82,049
Repurchased	(9,333)	(105,388)	(8,733)	(111,644)
Net increase	74,911	$720,622	295,322	$3,774,612
Class NAV shares
Sold	789,593	$9,089,627	750,334	$9,758,111
Distributions reinvested	4,883,601	47,517,439	5,382,835	67,716,066
Repurchased	(357,763)	(4,621,299)	(12,082,274)	(166,079,947)
Net increase (decrease)	5,315,431	$51,985,767	(5,949,105)	$(88,605,770)
Total net increase (decrease)	8,040,847	$80,733,152	(5,419,377)	$(81,764,449)

Affiliates of the fund owned 100% of shares of Class NAV on February 28, 2019. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $63,327,267 and $34,296,903, respectively, for the six months ended February 28, 2019.

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND       23

Note 7 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 28, 2019, funds within the John Hancock group of funds complex held 91.3% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliated concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	28.6%
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	24.5%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	9.4%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	6.9%

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND       24

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler**
Secretary and Chief Legal Officer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Portfolio Managers

Emory W. (Sandy) Sanders, Jr., CFA
Jonathan T. White, CFA

Principal distributor

John Hancock Funds, LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee
#Effective 6-19-18

**Effective 9-13-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND       25

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

Greater China Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Disciplined Alternative Yield

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Infrastructure

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 200 Berkeley Street ■ Boston, MA 02116-5010 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Fundamental Global Franchise Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF767015	398SA 2/19 4/19

John Hancock

Global Equity Fund

Semiannual report 2/28/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investments at 800-225-5291 (Class A and Class C shares) or 888-972-8696 (Class I, Class R2, Class R4, Class R6 and Class NAV shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investments or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investments or your financial intermediary.

A message to shareholders

Dear shareholder,

The six months ended February 28, 2019 were challenging for equity investors as stock markets across many major economies worldwide posted losses, despite rebounding during the first few months of the new year. In the United States, new tariffs on a range of imports and heightened fears of a full-blown trade war with China weighed on investor sentiment despite relatively supportive U.S. economic fundamentals.

Looking overseas, global economic growth slowed somewhat in the latter half of 2018, and international markets faced some challenging headwinds that may not abate in the near future. Concerns about the potential for a more widespread global economic slowdown led to a significant increase in volatility as well as a flight to quality.

Your best resource in unpredictable and volatile markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee investment returns and does not eliminate risk of loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Global Equity Fund

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund's investments
12	Financial statements
15	Financial highlights
22	Notes to financial statements
32	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/19 (%)

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       2

Portfolio summary

SECTOR COMPOSITION AS OF 2/28/19 (%)

TOP 10 HOLDINGS AS OF 2/28/19 (%)

Apple, Inc.	3.9
Nestle SA	3.8
Wells Fargo & Company	3.6
Microsoft Corp.	3.4
Amcor, Ltd.	3.1
Heineken NV	3.1
United Technologies Corp.	3.0
Cie Generale des Etablissements Michelin SCA	3.0
Johnson & Johnson	2.8
Koninklijke Philips NV	2.8
TOTAL	32.5
As a percentage of net assets.
Cash and cash equivalents are not included.

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       3

TOP 10 COUNTRIES AS OF 2/28/19 (%)

United States	47.4
Switzerland	9.9
Netherlands	9.9
France	9.7
United Kingdom	4.8
Ireland	3.5
Australia	3.1
Hong Kong	2.8
Germany	2.5
Japan	1.9
TOTAL	95.5
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       4

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  FEBRUARY 28, 2019

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception[1]	6-month	5-year	Since inception[1]
Class A	-3.45	4.20	5.59	-6.12	22.83	37.00
Class C2	-0.01	4.69	6.02	-2.37	25.77	40.29
Class I3	1.91	5.57	6.82	-1.08	31.10	46.54
Class R2[2,3]	1.53	5.28	6.54	-1.19	29.37	44.30
Class R4[2,3]	1.84	5.47	6.70	-1.06	30.51	45.57
Class R6[2,3]	2.02	5.61	6.82	-0.97	31.39	46.56
Class NAV[3]	2.02	5.70	6.96	-0.97	31.95	47.63
Index†	0.43	6.53	7.76	-3.34	37.20	54.19

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2	Class R4	Class R6	Class NAV
Gross (%)	1.29	1.99	0.99	1.39	1.24	0.89	0.88
Net (%)	1.28	1.98	0.98	1.38	1.13	0.88	0.87

Please refer to the most recent prospectuses and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the MSCI World Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Global Equity Fund  for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the MSCI World Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C2,4	5-16-13	14,029	14,029	15,419
Class I3	5-16-13	14,654	14,654	15,419
Class R2[2,3]	5-16-13	14,430	14,430	15,419
Class R4[2,3]	5-16-13	14,557	14,557	15,419
Class R6[2,3]	5-16-13	14,656	14,656	15,419
Class NAV[3]	5-16-13	14,763	14,763	15,419

The MSCI World Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 5-16-13.
2	Class C, Class R2, Class R4, and Class R6 shares were first offered on 3-27-15. The returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
3	For certain types of investors, as described in the fund's prospectuses.
4	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       6

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2018, with the same investment held until February 28, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2018, with the same investment held until February 28, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL EQUITY FUND	7

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2018	Ending value on 2-28-2019	Expenses paid during period ended 2-28-2019[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$ 988.20	$6.31	1.28%
	Hypothetical example	1,000.00	1,018.40	6.41	1.28%
Class C	Actual expenses/actual returns	1,000.00	985.60	9.75	1.98%
	Hypothetical example	1,000.00	1,015.00	9.89	1.98%
Class I	Actual expenses/actual returns	1,000.00	989.20	4.93	1.00%
	Hypothetical example	1,000.00	1,019.80	5.01	1.00%
Class R2	Actual expenses/actual returns	1,000.00	988.10	6.80	1.38%
	Hypothetical example	1,000.00	1,018.00	6.90	1.38%
Class R4	Actual expenses/actual returns	1,000.00	989.40	5.08	1.03%
	Hypothetical example	1,000.00	1,019.70	5.16	1.03%
Class R6	Actual expenses/actual returns	1,000.00	990.30	4.34	0.88%
	Hypothetical example	1,000.00	1,020.40	4.41	0.88%
Class NAV	Actual expenses/actual returns	1,000.00	990.30	4.29	0.87%
	Hypothetical example	1,000.00	1,020.50	4.36	0.87%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
8	JOHN HANCOCK GLOBAL EQUITY FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 2-28-19 (unaudited)
	Shares	Value
Common stocks 96.5%		$698,763,295
(Cost $638,148,845)
Australia 3.1%		22,201,863
Amcor, Ltd.	2,080,596	22,201,863
France 9.7%		69,990,703
Airbus SE	116,388	14,994,560
Cie Generale des Etablissements Michelin SCA	180,370	21,621,307
Safran SA	57,522	7,841,176
Sanofi	127,118	10,600,290
TOTAL SA	262,363	14,933,370
Germany 2.5%		17,872,082
Deutsche Boerse AG	59,774	7,546,963
Merck KGaA	99,916	10,325,119
Hong Kong 2.8%		20,397,202
China Mobile, Ltd.	848,500	8,962,259
CK Hutchison Holdings, Ltd.	1,074,706	11,434,943
Ireland 3.5%		25,241,695
CRH PLC	581,566	18,410,302
Medtronic PLC	75,485	6,831,393
Japan 1.9%		14,101,657
Mitsubishi Estate Company, Ltd.	820,900	14,101,657
Netherlands 9.9%		71,567,671
Akzo Nobel NV	104,431	9,467,736
Heineken NV	220,247	22,169,973
Koninklijke Ahold Delhaize NV	329,621	8,495,064
Koninklijke Philips NV	506,069	20,137,609
Wolters Kluwer NV	171,440	11,297,289
Switzerland 9.9%		71,734,878
Chubb, Ltd.	137,618	18,427,050
Nestle SA	305,375	27,622,372
Novartis AG	159,939	14,575,882
Roche Holding AG	40,031	11,109,574
Taiwan 1.0%		7,580,464
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	194,122	7,580,464
United Kingdom 4.8%		34,801,359
Direct Line Insurance Group PLC	2,011,956	9,511,426
Experian PLC	276,341	7,188,904
Informa PLC	401,776	3,757,284
Unilever NV	264,852	14,343,745
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL EQUITY FUND	9

	Shares	Value
United States 47.4%		$343,273,721
Advance Auto Parts, Inc.	65,725	10,632,991
Affiliated Managers Group, Inc.	151,557	16,612,163
Apple, Inc.	162,584	28,151,420
Arthur J. Gallagher & Company	93,864	7,535,402
Cisco Systems, Inc.	153,792	7,961,812
eBay, Inc.	348,634	12,951,753
Exxon Mobil Corp.	240,641	19,017,858
Fortune Brands Home & Security, Inc.	161,434	7,606,770
Huntington Bancshares, Inc.	1,009,184	14,542,341
Johnson & Johnson	150,348	20,543,551
Johnson Controls International PLC	529,183	18,664,284
JPMorgan Chase & Co.	148,975	15,547,031
KeyCorp	802,835	14,178,066
Microsoft Corp.	219,582	24,599,771
Mondelez International, Inc., Class A	307,434	14,498,587
Oracle Corp.	286,212	14,920,232
Synchrony Financial	432,295	14,097,140
The Procter & Gamble Company	73,583	7,251,605
United Technologies Corp.	172,185	21,638,489
Verizon Communications, Inc.	333,574	18,987,032
Wells Fargo & Company	520,329	25,959,214

Whirlpool Corp.	52,125	7,376,209
Preferred securities 1.7%		$12,451,022
(Cost $13,562,313)
South Korea 1.7%		12,451,022
Samsung Electronics Company, Ltd.	389,439	12,451,022

	Yield (%)	Shares	Value
Short-term investments 1.8%			$13,368,309
(Cost $13,368,309)
Money market funds 1.8%			13,368,309
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	2.2514(A)	13,368,309	13,368,309
Total investments (Cost $665,079,467) 100.0%			$724,582,626
Other assets and liabilities, net (0.0%)			(108,018)
Total net assets 100.0%			$724,474,608

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	The rate shown is the annualized seven-day yield as of 2-28-19.
10	JOHN HANCOCK GLOBAL EQUITY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	39,148,770	EUR	34,345,907	Goldman Sachs	3/20/2019	$27,388	—
						$27,388	—

Derivatives Currency Abbreviations
EUR	Euro
USD	U.S. Dollar
At 2-28-19, the aggregate cost of investments for federal income tax purposes was $666,156,277. Net unrealized appreciation aggregated to $58,453,737, of which $85,417,077 related to gross unrealized appreciation and $26,963,340 related to gross unrealized depreciation.
OTC is an abbreviation for over-the-counter. See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL EQUITY FUND	11

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-19 (unaudited)

Assets
Unaffiliated investments, at value (Cost $665,079,467)	$724,582,626
Unrealized appreciation on forward foreign currency contracts	27,388
Cash	100,000
Foreign currency, at value (Cost $47,013)	47,085
Dividends and interest receivable	2,306,564
Receivable for fund shares sold	13,490
Other assets	85,920
Total assets	727,163,073
Liabilities
Payable for fund shares repurchased	2,545,133
Payable to affiliates
Accounting and legal services fees	34,691
Transfer agent fees	12,856
Distribution and service fees	58
Trustees' fees	692
Other liabilities and accrued expenses	95,035
Total liabilities	2,688,465
Net assets	$724,474,608
Net assets consist of
Paid-in capital	$876,327,513
Total distributable earnings (loss)	(151,852,905)
Net assets	$724,474,608

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($41,978,300 ÷ 3,824,717 shares)[1]	$10.98
Class C ($11,430,035 ÷ 1,040,467 shares)[1]	$10.99
Class I ($14,671,594 ÷ 1,337,366 shares)	$10.97
Class R2 ($109,516 ÷ 9,954 shares)	$11.00
Class R4 ($48,215 ÷ 4,394 shares)	$10.97
Class R6 ($5,617,520 ÷ 512,226 shares)	$10.97
Class NAV ($650,619,428 ÷ 59,360,826 shares)	$10.96
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$11.56

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
12	JOHN HANCOCK GLOBAL EQUITY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended  2-28-19 (unaudited)

Investment income
Dividends	$8,357,184
Interest	200,796
Securities lending	36,627
Less foreign taxes withheld	(298,261)
Total investment income	8,296,346
Expenses
Investment management fees	2,899,372
Distribution and service fees	118,750
Accounting and legal services fees	58,959
Transfer agent fees	39,758
Trustees' fees	6,190
Custodian fees	94,955
State registration fees	42,852
Printing and postage	17,821
Professional fees	35,030
Other	16,727
Total expenses	3,330,414
Less expense reductions	(27,642)
Net expenses	3,302,772
Net investment income	4,993,574
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(6,819,915)
Affiliated investments	(2,746)
Forward foreign currency contracts	1,627,027
(5,195,634)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(9,065,883)
Affiliated investments	(848)
Forward foreign currency contracts	(163,821)
(9,230,552)
Net realized and unrealized loss	(14,426,186)
Decrease in net assets from operations	$(9,432,612)

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Equity Fund	13

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-19 (unaudited)	Year ended 8-31-18
Increase (decrease) in net assets
From operations
Net investment income	$4,993,574	$14,250,716
Net realized gain (loss)	(5,195,634)	58,982,741
Change in net unrealized appreciation (depreciation)	(9,230,552)	(9,440,613)
Increase (decrease) in net assets resulting from operations	(9,432,612)	63,792,844
Distributions to shareholders
From net investment income and net realized gain
Class A	(2,585,019)	—
Class C	(623,606)	—
Class I	(1,027,952)	—
Class R2	(9,810)	—
Class R4	(3,214)	—
Class R6	(471,887)	—
Class NAV	(43,948,882)	—
From net investment income
Class A	—	(615,274)
Class C	—	(112,005)
Class I	—	(409,962)
Class R2	—	(2,741)
Class R4	—	(782)
Class R6	—	(91,655)
Class NAV	—	(12,810,617)
From net realized gain
Class A	—	(3,001,921)
Class C	—	(1,075,902)
Class I	—	(1,649,155)
Class R2	—	(12,982)
Class R4	—	(3,253)
Class R6	—	(350,245)
Class NAV	—	(48,540,771)
Total distributions	(48,670,370)	(68,677,265)
From fund share transactions	(13,342,729)	(39,613,614)
Total decrease	(71,445,711)	(44,498,035)
Net assets
Beginning of period	795,920,319	840,418,354
End of period[1]	$724,474,608	$795,920,319

[1]	Net assets - End of period includes undistributed net investment income of $11,068,796 at August 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
14	JOHN HANCOCK GLOBAL EQUITY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$11.92	$12.03	$10.94	$10.24	$11.66	$9.94
Net investment income[2]	0.05 [3]	0.16	0.15	0.19	0.19	0.26 [4]
Net realized and unrealized gain (loss) on investments	(0.28)	0.72	1.11	0.68	(0.74)	1.57
Total from investment operations	(0.23)	0.88	1.26	0.87	(0.55)	1.83
Less distributions
From net investment income	(0.20)	(0.17)	(0.17)	(0.17)	(0.24)	(0.06)
From net realized gain	(0.51)	(0.82)	—	—	(0.63)	(0.05)
Total distributions	(0.71)	(0.99)	(0.17)	(0.17)	(0.87)	(0.11)
Net asset value, end of period	$10.98	$11.92	$12.03	$10.94	$10.24	$11.66
Total return (%)[5,6]	(1.18) [7]	7.50	11.64	8.59	(4.95)	18.52
Ratios and supplemental data
Net assets, end of period (in millions)	$42	$44	$46	$56	$70	$— [8]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.29 [9]	1.28	1.29	1.36	1.36	1.37
Expenses including reductions	1.28 [9]	1.27	1.28	1.35	1.32	1.34
Net investment income	1.01 [3,9]	1.36	1.34	1.86	1.69	2.36 [4]
Portfolio turnover (%)	7	43	46	35	45 [10]	70

[1]	Six months ended 2-28-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.05 and 0.47%, respectively.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Less than $500,000.
[9]	Annualized.
[10]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Equity Fund	15

CLASS C SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$11.87	$11.99	$10.91	$10.21	$10.75
Net investment income[3]	0.02 [4]	0.08	0.08	0.12	0.04
Net realized and unrealized gain (loss) on investments	(0.27)	0.71	1.09	0.67	(0.58)
Total from investment operations	(0.25)	0.79	1.17	0.79	(0.54)
Less distributions
From net investment income	(0.12)	(0.09)	(0.09)	(0.09)	—
From net realized gain	(0.51)	(0.82)	—	—	—
Total distributions	(0.63)	(0.91)	—	—	—
Net asset value, end of period	$10.99	$11.87	$11.99	$10.91	$10.21
Total return (%)[5,6]	(1.44) [7]	6.69	10.83	7.82	(5.02) [7]
Ratios and supplemental data
Net assets, end of period (in millions)	$11	$13	$17	$18	$21
Ratios (as a percentage of average net assets):
Expenses before reductions	1.99 [8]	1.98	1.98	2.06	2.03 [8]
Expenses including reductions	1.98 [8]	1.97	1.98	2.05	2.02 [8]
Net investment income	0.31 [4,8]	0.66	0.69	1.17	0.94 [8]
Portfolio turnover (%)	7	43	46	35	45 [9,10]

[1]	Six months ended 2-28-19. Unaudited.
[2]	The inception date for Class C shares is 3-27-15.
[3]	Based on average daily shares outstanding.
[4]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Annualized.
[9]	Excludes merger activity.
[10]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
16	JOHN HANCOCK GLOBAL EQUITY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$11.94	$12.05	$10.96	$10.26	$11.70	$9.95
Net investment income[2]	0.07 [3]	0.19	0.21	0.23	0.22	0.31 [4]
Net realized and unrealized gain (loss) on investments	(0.30)	0.72	1.08	0.67	(0.75)	1.56
Total from investment operations	(0.23)	0.91	1.29	0.90	(0.53)	1.87
Less distributions
From net investment income	(0.23)	(0.20)	(0.20)	(0.20)	(0.28)	(0.07)
From net realized gain	(0.51)	(0.82)	—	—	(0.63)	(0.05)
Total distributions	(0.74)	(1.02)	(0.20)	(0.20)	(0.91)	(0.12)
Net asset value, end of period	$10.97	$11.94	$12.05	$10.96	$10.26	$11.70
Total return (%)[5]	(1.08) [6]	7.80	11.95	8.93	(4.79)	18.95
Ratios and supplemental data
Net assets, end of period (in millions)	$15	$19	$26	$17	$18	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	1.01 [7]	0.98	0.97	1.05	1.07	1.05
Expenses including reductions	1.00 [7]	0.97	0.97	1.04	1.06	1.05
Net investment income	1.27 [3,7]	1.61	1.83	2.22	1.96	2.79 [4]
Portfolio turnover (%)	7	43	46	35	45 [8]	70

[1]	Six months ended 2-28-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.05 and 0.47%, respectively.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
[8]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Equity Fund	17

CLASS R2 SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$11.93	$12.05	$10.96	$10.25	$10.75
Net investment income[3]	0.05 [4]	0.13	0.16	0.20	0.09
Net realized and unrealized gain (loss) on investments	(0.28)	0.74	1.10	0.67	(0.59)
Total from investment operations	(0.23)	0.87	1.26	0.87	(0.50)
Less distributions
From net investment income	(0.19)	(0.17)	(0.17)	(0.16)	—
From net realized gain	(0.51)	(0.82)	—	—	—
Total distributions	(0.70)	(0.99)	—	—	—
Net asset value, end of period	$11.00	$11.93	$12.05	$10.96	$10.25
Total return (%)[5]	(1.19) [6]	7.43	11.69	8.59	(4.65) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [7]	$— [7]	$— [7]	$— [7]	$— [7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.38 [8]	1.30	1.23	1.29	1.18 [8]
Expenses including reductions	1.38 [8]	1.29	1.22	1.28	1.17 [8]
Net investment income	0.91 [4,8]	1.10	1.44	1.97	1.87 [8]
Portfolio turnover (%)	7	43	46	35	45 [9,10]

[1]	Six months ended 2-28-19. Unaudited.
[2]	The inception date for Class R2 shares is 3-27-15.
[3]	Based on average daily shares outstanding.
[4]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Excludes merger activity.
[10]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
18	JOHN HANCOCK GLOBAL EQUITY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$11.93	$12.04	$10.95	$10.25	$10.75
Net investment income[3]	0.07 [4]	0.16	0.19	0.22	0.10
Net realized and unrealized gain (loss) on investments	(0.29)	0.75	1.09	0.67	(0.60)
Total from investment operations	(0.22)	0.91	1.28	0.89	(0.50)
Less distributions
From net investment income	(0.23)	(0.20)	(0.19)	(0.19)	—
From net realized gain	(0.51)	(0.82)	—	—	—
Total distributions	(0.74)	(1.02)	—	—	—
Net asset value, end of period	$10.97	$11.93	$12.04	$10.95	$10.25
Total return (%)[5]	(1.06) [6]	7.74	11.91	8.86	(4.65) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [7]	$— [7]	$— [7]	$— [7]	$— [7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.14 [8]	1.13	1.13	1.20	1.18 [8]
Expenses including reductions	1.03 [8]	1.02	1.02	1.09	1.07 [8]
Net investment income	1.25 [4,8]	1.33	1.67	2.16	2.01 [8]
Portfolio turnover (%)	7	43	46	35	45 [9,10]

[1]	Six months ended 2-28-19. Unaudited.
[2]	The inception date for Class R4 shares is 3-27-15.
[3]	Based on average daily shares outstanding.
[4]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Excludes merger activity.
[10]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Equity Fund	19

CLASS R6 SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$11.94	$12.04	$10.95	$10.26	$10.75
Net investment income[3]	0.07 [4]	0.22	0.24	0.27	0.10
Net realized and unrealized gain (loss) on investments	(0.29)	0.72	1.06	0.64	(0.59)
Total from investment operations	(0.22)	0.94	1.30	0.91	(0.49)
Less distributions
From net investment income	(0.24)	(0.22)	(0.21)	(0.22)	—
From net realized gain	(0.51)	(0.82)	—	—	—
Total distributions	(0.75)	(1.04)	—	—	—
Net asset value, end of period	$10.97	$11.94	$12.04	$10.95	$10.26
Total return (%)[5]	(0.97) [6]	7.99	12.09	8.97	(4.56) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$6	$7	$5	$2	$— [7]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89 [8]	0.88	0.88	0.95	0.93 [8]
Expenses including reductions	0.88 [8]	0.87	0.87	0.93	0.91 [8]
Net investment income	1.35 [4,8]	1.88	2.11	2.52	2.15 [8]
Portfolio turnover (%)	7	43	46	35	45 [9,10]

[1]	Six months ended 2-28-19. Unaudited.
[2]	The inception date for Class R6 shares is 3-27-15.
[3]	Based on average daily shares outstanding.
[4]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Excludes merger activity.
[10]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
20	JOHN HANCOCK GLOBAL EQUITY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$11.93	$12.04	$10.95	$10.26	$11.70	$9.95
Net investment income[2]	0.08 [3]	0.21	0.21	0.24	0.22	0.31 [4]
Net realized and unrealized gain (loss) on investments	(0.29)	0.72	1.09	0.67	(0.72)	1.57
Total from investment operations	(0.21)	0.93	1.30	0.91	(0.50)	1.88
Less distributions
From net investment income	(0.25)	(0.22)	(0.21)	(0.22)	(0.31)	(0.08)
From net realized gain	(0.51)	(0.82)	—	—	(0.63)	(0.05)
Total distributions	(0.76)	(1.04)	(0.21)	(0.22)	(0.94)	(0.13)
Net asset value, end of period	$10.96	$11.93	$12.04	$10.95	$10.26	$11.70
Total return (%)[5]	(0.97) [6]	7.92	12.09	8.97	(4.54)	19.06
Ratios and supplemental data
Net assets, end of period (in millions)	$651	$713	$747	$762	$478	$482
Ratios (as a percentage of average net assets):
Expenses before reductions	0.88 [7]	0.87	0.87	0.93	0.91	0.93
Expenses including reductions	0.87 [7]	0.86	0.86	0.93	0.91	0.93
Net investment income	1.42 [3,7]	1.78	1.82	2.31	1.99	2.76 [4]
Portfolio turnover (%)	7	43	46	35	45 [8]	70

[1]	Six months ended 2-28-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.05 and 0.47%, respectively.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
[8]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Equity Fund	21

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Global Equity Fund (the Fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered by the fund are detailed in the Statement of assets and liabilities. Class A and C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       22

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

	Total value at 2-28-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$22,201,863	—	$22,201,863	—
France	69,990,703	—	69,990,703	—
Germany	17,872,082	—	17,872,082	—
Hong Kong	20,397,202	—	20,397,202	—
Ireland	25,241,695	$6,831,393	18,410,302	—
Japan	14,101,657	—	14,101,657	—
Netherlands	71,567,671	—	71,567,671	—
Switzerland	71,734,878	18,427,050	53,307,828	—
Taiwan	7,580,464	7,580,464	—	—
United Kingdom	34,801,359	—	34,801,359	—
United States	343,273,721	343,273,721	—	—
Preferred securities	12,451,022	—	12,451,022	—
Short-term investments	13,368,309	13,368,309	—	—
Total investments in securities	$724,582,626	$389,480,937	$335,101,689	—
Derivatives:
Assets
Forward foreign currency contracts	$27,388	—	$27,388	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a tax return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain if amounts are estimable. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       23

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 28, 2019, the fund had no outstanding loaned securities.

Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2019, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2019 were $1,798.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       24

assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of August 31, 2018, the fund has a short-term capital loss carryforward of $22,871,671 and a long-term capital loss carryforward of $180,876,734 available to offset future net realized capital gains. The utilization of the loss carryforwards, which were acquired in a merger, are limited to $3,061,922 each fiscal year due to IRC Section 382 limitations. Any unused portion of this limitation will carryforward to the following fiscal year. These carryforwards do not expire.

As of August 31, 2018, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions and wash sale loss deferrals.

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts are typically traded through the OTC market. Certain forwards are regulated by the Commodity Futures Trading Commission. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       25

deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying fund's investments, or if cash is posted, on the Statement of assets and liabilities. The fund's risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the six months ended February 28, 2019, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The fund held forward foreign currency contracts with U.S. Dollar notional values ranging from $39.1 million to $118.2 million, as measured at each quarter end.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at February 28, 2019 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Foreign currency	Unrealized appreciation / depreciation on forward foreign currency contracts	Forward foreign currency contracts	$27,388	—

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2019:

Statement of operations location - net realized gain (loss) on:
Risk	Forward foreign currency contracts
Foreign currency	$1,627,027

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       26

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2019:

Statement of operations location - change in net unrealized appreciation (depreciation) of:
Risk	Forward foreign currency contracts
Foreign currency	($163,821)

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.825% of the first $500 million of average daily net assets and (b) 0.800% of excess over $500 million of average daily net assets. When net assets exceed $500 million, the management fee is 0.800% on all net assets. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2019, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This agreement expires on June 30, 2020, unless renewed by mutual agreement of the Fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.89% of average net assets. For purposes of this agreement, "expenses of the fund" means all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, acquired fund fees and expenses paid indirectly, borrowing costs, prime brokerage fees, and short dividend expense. This agreement expires on December 31, 2019, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor voluntarily agreed to reduce its management fee for the fund, or if necessary, make payment to the fund, in an amount equal to the amount by which the expenses of the fund exceed 0.25% of the average net assets of the fund. For purposes of this agreement, "expenses of the fund" means all the expenses of the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, advisory fees, class-specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. This agreement will continue in effect until terminated at any time by the advisor on notice to the fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       27

For the six months ended February 28, 2019, the expense reduction described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$1,552	Class R4	$2
Class C	437	Class R6	247
Class I	572	Class NAV	24,803
Class R2	6	Total	$27,619

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2019 were equivalent to a net annual effective rate of 0.79% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class C, Class R2 and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R2 and Class R4 shares, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee	Service fee	Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—	Class R2	0.25%	0.25%
Class C	1.00%	—	Class R4	0.25%	0.10%

The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2019, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $23 for Class R4 shares for the six months ended February 28, 2019.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $13,887 for the six months ended February 28, 2019. Of this amount, $2,259 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $11,506 was paid as sales commissions to broker-dealers and $122 was paid as sales commissions to sales personnel of Signator Investors, Inc., which had been a broker-dealer affiliate of the Advisor through November 2, 2018.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2019, CDSCs received by the Distributor amounted to $5 and $170 for Class A and Class C shares, respectively.

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       28

determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 28, 2019 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$61,077	$22,829
Class C	57,228	6,413
Class I	—	10,074
Class R2	386	10
Class R4	59	3
Class R6	—	429
Total	$118,750	$39,758

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended February 28, 2019 and for the year ended August 31, 2018 were as follows:

		Six months ended 2-28-19		Year ended 8-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	331,956	$3,610,122	400,304	$4,684,289
Distributions reinvested	256,414	2,494,918	298,729	3,486,168
Repurchased	(429,325)	(4,634,637)	(822,682)	(9,725,103)
Net increase (decrease)	159,045	$1,470,403	(123,649)	$(1,554,646)
Class C shares
Sold	83,449	$826,003	50,428	$595,395
Distributions reinvested	60,406	588,957	95,971	1,121,904
Repurchased	(196,898)	(2,117,127)	(447,308)	(5,246,309)
Net decrease	(53,043)	$(702,167)	(300,909)	$(3,529,010)
Class I shares
Sold	163,822	$1,810,875	286,940	$3,379,685
Distributions reinvested	103,799	1,008,926	167,702	1,957,080
Repurchased	(520,598)	(5,811,987)	(1,011,670)	(11,909,092)
Net decrease	(252,977)	$(2,992,186)	(557,028)	$(6,572,327)

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       29

		Six months ended 2-28-19		Year ended 8-31-18
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	1,222	$13,114	4,020	$46,761
Distributions reinvested	702	6,845	592	6,931
Repurchased	(7,022)	(77,104)	(20,103)	(248,341)
Net decrease	(5,098)	$(57,145)	(15,491)	$(194,649)
Class R4 shares
Sold	33	$360	377	$4,331
Distributions reinvested	30	291	—	—
Repurchased	(1)	(7)	(5,347)	(67,898)
Net increase (decrease)	62	$644	(4,970)	$(63,567)
Class R6 shares
Sold	31,478	$338,646	207,346	$2,420,711
Distributions reinvested	48,598	471,887	37,899	441,900
Repurchased	(183,856)	(1,810,419)	(38,374)	(468,983)
Net increase (decrease)	(103,780)	$(999,886)	206,871	$2,393,628
Class NAV shares
Sold	1,106,215	$11,931,962	1,247,087	$14,359,015
Distributions reinvested	4,526,146	43,948,882	5,266,214	61,351,388
Repurchased	(6,004,512)	(65,943,236)	(8,812,784)	(105,803,446)
Net decrease	(372,151)	$(10,062,392)	(2,299,483)	$(30,093,043)
Total net decrease	(627,942)	$(13,342,729)	(3,094,659)	$(39,613,614)

Affiliates of the fund owned 90%, 79% and 100% of shares of Class R4, Class R6 and Class NAV, respectively, on February 28, 2019. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $51,664,972 and $100,117,361, respectively, for the six months ended February 28, 2019.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 28, 2019, funds within the John Hancock group of funds complex held 88.9% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliated concentration
JHF II Multimanager Lifestyle Growth Portfolio	26.4%
JHF II Multimanager Lifestyle Balanced Portfolio	25.3%
JHF II Multimanager Lifestyle Aggressive Portfolio	8.6%
JHF II Multimanager Lifestyle Moderate Portfolio	7.8%

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       30

Note 9 — Investment in affiliated underlying funds

The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust*	1,522,830	5,879,785	(7,402,615)	—	—	—	($2,746)	($848)	—
*Refer to the Securities lending note within Note 2 for details regarding this investment.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       31

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler**
Secretary and Chief Legal Officer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Portfolio Managers

Paul G. Boyne
Stephen G. Hermsdorf

Principal distributor

John Hancock Funds, LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee
#Effective 6-19-18

**Effective 9-13-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL EQUITY FUND       32

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

Greater China Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Disciplined Alternative Yield

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Infrastructure

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 200 Berkeley Street ■ Boston, MA 02116-5010 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Global Equity Fund . It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF767018	425SA 2/19 4/19

John Hancock

Income Allocation Fund

Semiannual report 2/28/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investments at 800-225-5291 (Class A and Class C shares) or 888-972-8696 (Class I and Class R6) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investments or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investments or your financial intermediary.

A message to shareholders

Dear shareholder,

The six months ended February 28, 2019 were challenging for equity investors as stock markets across many major economies worldwide posted losses, despite rebounding during the first few months of the new year. In the United States, new tariffs on a range of imports and heightened fears of a full-blown trade war with China weighed on investor sentiment despite relatively supportive U.S. economic fundamentals. Looking overseas, global economic growth slowed somewhat in the latter half of 2018, and international markets faced some challenging headwinds that may not abate in the near future.

The turbulence extended to the fixed-income market, with performance varying widely between short- and long-term debt, as concerns about the strength of the broader global economy and the durability of the now decade-old bull market led investors to dial back risk exposures. Many alternative investments—such as options-based, absolute return, and multi-strategy funds—generated a relatively narrow range of muted to slightly negative returns. As a general rule, most alternative asset classes held up better than equity markets, although not as well as bond markets for the period.

Your best resource in unpredictable and volatile markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee investment returns and does not eliminate risk of loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Income Allocation Fund

2	Your fund at a glance
3	Portfolio summary
4	A look at performance
6	Your expenses
8	Fund's investments
10	Financial statements
13	Financial highlights
17	Notes to financial statements
24	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to provide a high level of current income with consideration for capital appreciation and preservation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/19 (%)

The Blended Index comprises 70% Bloomberg Barclays U.S. Aggregate Bond Index and 30% MSCI World Index.

It is not possible to invest in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       2

Portfolio summary

ASSET ALLOCATION AS OF 2/28/19 (%)

Equity	13.7
International Equity	13.7
Fixed income	71.8
Multi-Sector Bond	26.3
Intermediate Bond	23.0
High Yield Bond	10.2
Emerging-Market Debt	8.3
Bank Loan	4.0
Exchange-traded funds	14.0
Short-term investments and other	0.5

As a percentage of net assets.

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       3

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  FEBRUARY 28, 2019

Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge		SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	Since inception[2]	6-month	Since inception[2]	as of 2-28-19	as of 2-28-19
Class A	-2.71	1.80	-3.06	7.95	3.47	0.39
Class C	-0.33	2.03	-0.39	9.02	2.92	-0.28
Class I3	1.66	3.10	1.20	14.03	3.90	0.68
Class R6[3]	1.76	3.21	1.15	14.52	4.02	0.80
Index 1†	3.17	2.00	1.99	8.86	—	—
Index 2†	0.43	6.66	-3.34	31.92	—	—
Index 3†	2.57	3.54	0.57	16.09	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.00% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the fund. The expense ratios are as follows:

	Class A	Class C	Class I	Class R6
Gross (%)	2.91	3.61	2.61	2.51
Net (%)	1.19	1.89	0.89	0.79

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the Bloomberg Barclays U.S. Aggregate Bond Index; Index 2 is the MSCI World Index; Index 3 is 70% Bloomberg Barclays U.S. Aggregate Bond Index and 30% MSCI World Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       4

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Income Allocation Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in same investment in a blended index and two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)	Index 3 ($)
Class C4	11-14-14	10,902	10,902	10,886	13,192	11,609
Class I3	11-14-14	11,403	11,403	10,886	13,192	11,609
Class R6[3]	11-14-14	11,452	11,452	10,886	13,192	11,609

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issue.

The MSCI World Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

The Blended Index comprises 70% Bloomberg Barclays U.S. Aggregate Bond Index and 30% MSCI World Index.

It is not possible to invest in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	From 11-14-14.
3	For certain types of investors, as described in the fund's prospectus.
4	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       5

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2018, with the same investment held until February 28, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2018, with the same investment held until February 28, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
6	JOHN HANCOCK INCOME ALLOCATION FUND | SEMIANNUAL REPORT

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2018	Ending value on 2-28-2019	Expenses paid during period ended 2-28-2019[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,009.50	$3.09	0.62%
	Hypothetical example	1,000.00	1,021.70	3.11	0.62%
Class C	Actual expenses/actual returns	1,000.00	1,006.00	6.57	1.32%
	Hypothetical example	1,000.00	1,018.20	6.61	1.32%
Class I	Actual expenses/actual returns	1,000.00	1,012.00	1.70	0.34%
	Hypothetical example	1,000.00	1,023.10	1.71	0.34%
Class R6	Actual expenses/actual returns	1,000.00	1,011.50	1.10	0.22%
	Hypothetical example	1,000.00	1,023.70	1.10	0.22%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK INCOME ALLOCATION FUND	7

Fund’s investments
AS OF 2-28-19 (unaudited)
	Shares	Value
Affiliated investment companies (A) 85.5%		$4,970,050
(Cost $5,064,966)
Equity 13.7%		799,024
Global Equity, Class NAV, JHF II (JHAM) (B)(C)	23,818	261,046
Global Shareholder Yield, Class NAV, JHF III (Epoch)	49,041	537,978
Fixed income 71.8%		4,171,026
Bond, Class NAV, JHSB (JHAM) (B)(C)	86,567	1,335,738
Emerging Markets Debt, Class NAV, JHF II (JHAM) (B)(C)	52,554	479,818
Floating Rate Income, Class NAV, JHF II (Bain Capital)	27,928	232,639
High Yield, Class NAV, JHBT (JHAM) (B)(C)	68,828	232,639
High Yield, Class NAV, JHF II (WAMCO)	22,170	174,479
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	26,492	250,087
Strategic Income Opportunities, Class NAV, JHF II (JHAM) (B)(C)	124,709	1,279,515

U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	16,858	186,111
Unaffiliated investment companies 14.0%		$810,874
(Cost $792,105)
Exchange-traded funds 14.0%		810,874
Global X MLP ETF	13,306	113,766
iShares Preferred & Income Securities ETF (D)	3,229	116,890
SPDR S&P International Dividend ETF	3,829	144,621
Vanguard Global ex-U.S. Real Estate ETF	1,013	57,680
Vanguard High Dividend Yield ETF	3,733	320,549
Vanguard Real Estate ETF	683	57,368

	Yield (%)	Shares	Value
Securities lending collateral 1.9%			$114,575
(Cost $114,564)
John Hancock Collateral Trust (E)	2.5250(F)	11,449	114,575

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.0%				$56,475
(Cost $56,475)
U.S. Government 0.4%				24,862
U.S. Treasury Bill	2.395	05-23-19	25,000	24,862

	Yield (%)	Shares	Value
Money market funds 0.6%			31,613
State Street Institutional U.S. Government Money Market Fund, Premier Class	2.3457(F)	31,613	31,613

8	JOHN HANCOCK INCOME ALLOCATION FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total investments (Cost $6,028,110) 102.4%	$5,951,974
Other assets and liabilities, net (2.4%)	(138,918)
Total net assets 100.0%	$5,813,056

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHSB	John Hancock Sovereign Bond Fund
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	All or a portion of this security is on loan as of 2-28-19.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(F)	The rate shown is the annualized seven-day yield as of 2-28-19.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
At 2-28-19, the aggregate cost of investments for federal income tax purposes was $6,106,629. Net unrealized depreciation aggregated to $154,655, of which $31,154 related to gross unrealized appreciation and $185,809 related to gross unrealized depreciation.
Subadvisors of Affiliated Underlying Funds
BCSF Advisors, LP (Bain Capital Credit)	(Bain Capital)
Epoch Investment Partners, Inc.	(Epoch)
John Hancock Asset Management	(JHAM)
Stone Harbor Investment Partners LP	(Stone Harbor)
Wells Capital Management, Incorporated	(Wells Capital)
Western Asset Management Company	(WAMCO)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME ALLOCATION FUND	9

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-19 (unaudited)

Assets
Unaffiliated investments, at value (Cost $848,580) including $112,220 of securities loaned	$867,349
Affiliated investments, at value (Cost $5,179,530)	5,084,625
Total investments, at value (Cost $6,028,110)	5,951,974
Interest receivable	53
Receivable for investments sold	4,132
Receivable for securities lending income	80
Receivable from affiliates	526
Other assets	42,673
Total assets	5,999,438
Liabilities
Due to custodian	143
Payable for fund shares repurchased	3,220
Payable upon return of securities loaned	114,545
Payable to affiliates
Accounting and legal services fees	279
Transfer agent fees	1,055
Trustees' fees	38
Other liabilities and accrued expenses	67,102
Total liabilities	186,382
Net assets	$5,813,056
Net assets consist of
Paid-in capital	$10,184,651
Total distributable earnings (loss)	(4,371,595)
Net assets	$5,813,056

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($4,548,701 ÷ 474,705 shares)[1]	$9.58
Class C ($780,950 ÷ 81,759 shares)[1]	$9.55
Class I ($357,505 ÷ 37,290 shares)	$9.59
Class R6 ($125,900 ÷ 13,124 shares)	$9.59
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$9.98

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
10	JOHN HANCOCK INCOME ALLOCATION FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended  2-28-19 (unaudited)

Investment income
Income distributions received from affiliated investments	$106,453
Dividends	20,309
Securities lending	610
Interest	559
Total investment income	127,931
Expenses
Investment management fees	11,100
Distribution and service fees	10,760
Accounting and legal services fees	481
Transfer agent fees	3,197
Trustees' fees	156
Custodian fees	14,371
State registration fees	28,172
Printing and postage	9,421
Professional fees	29,919
Other	4,683
Total expenses	112,260
Less expense reductions	(92,290)
Net expenses	19,970
Net investment income	107,961
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(8,870)
Affiliated investments	(51,455)
Capital gain distributions received from affiliated investments	25,293
(35,032)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(21,856)
Affiliated investments	1,233
(20,623)
Net realized and unrealized loss	(55,655)
Increase in net assets from operations	$52,306

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Income Allocation Fund	11

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-19 (unaudited)	Year ended 8-31-18
Increase (decrease) in net assets
From operations
Net investment income	$107,961	$388,910
Net realized gain (loss)	(35,032)	100,038
Change in net unrealized appreciation (depreciation)	(20,623)	(432,302)
Increase in net assets resulting from operations	52,306	56,646
Distributions to shareholders
From net investment income and net realized gain
Class A	(84,861)	—
Class C	(12,439)	—
Class I	(6,625)	—
Class R6	(2,553)	—
From net investment income
Class A	—	(234,988)
Class C	—	(45,060)
Class I	—	(93,305)
Class R6	—	(20,731)
From net realized gain
Class A	—	(1,803)
Class C	—	(491)
Class I	—	(770)
Class R6	—	(157)
Total distributions	(106,478)	(397,305)
From fund share transactions	(306,417)	(4,554,348)
Total decrease	(360,589)	(4,895,007)
Net assets
Beginning of period	6,173,645	11,068,652
End of period	$5,813,056	$6,173,645
12	JOHN HANCOCK INCOME ALLOCATION FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$9.67	$9.93	$9.75	$9.55	$10.00
Net investment income[3,4]	0.18	0.32	0.29	0.31	0.23
Net realized and unrealized gain (loss) on investments	(0.09)	(0.24)	0.21	0.34	(0.42)
Total from investment operations	0.09	0.08	0.50	0.65	(0.19)
Less distributions
From net investment income	(0.18)	(0.34)	(0.32)	(0.43)	(0.25)
From net realized gain	— [5]	— [5]	— [5]	(0.02)	(0.01)
Total distributions	(0.18)	(0.34)	(0.32)	(0.45)	(0.26)
Net asset value, end of period	$9.58	$9.67	$9.93	$9.75	$9.55
Total return (%)[6,7]	0.95 [8]	0.80	5.30	7.13	(2.00) [8]
Ratios and supplemental data
Net assets, end of period (in millions)	$5	$5	$6	$3	$4
Ratios (as a percentage of average net assets):
Expenses before reductions[9]	3.83 [10]	2.28	2.77	4.17	1.17 [10]
Expenses including reductions[9]	0.62 [10]	0.62	0.63	0.62	0.85 [10]
Net investment income[4]	3.83 [10]	3.26	2.96	3.33	2.85 [10]
Portfolio turnover (%)	14	50	17	34	131

[1]	Six months ended 2-28-19. Unaudited.
[2]	Period from 11-14-14 (commencement of operations) to 8-31-15.
[3]	Based on average daily shares outstanding.
[4]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[5]	Less than $0.005 per share.
[6]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[7]	Does not reflect the effect of sales charges, if any.
[8]	Not annualized.
[9]	Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
[10]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Income Allocation Fund	13

CLASS C SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$9.64	$9.90	$9.72	$9.53	$10.00
Net investment income[3,4]	0.15	0.25	0.22	0.24	0.17
Net realized and unrealized gain (loss) on investments	(0.10)	(0.24)	0.22	0.35	(0.44)
Total from investment operations	0.05	0.01	0.44	0.59	(0.27)
Less distributions
From net investment income	(0.14)	(0.27)	(0.26)	(0.38)	(0.19)
From net realized gain	— [5]	— [5]	— [5]	(0.02)	(0.01)
Total distributions	(0.14)	(0.27)	(0.26)	(0.40)	(0.20)
Net asset value, end of period	$9.55	$9.64	$9.90	$9.72	$9.53
Total return (%)[6,7]	0.60 [8]	0.09	4.58	6.41	(2.71) [8]
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$2	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions[9]	4.53 [10]	2.98	3.47	4.86	1.87 [10]
Expenses including reductions[9]	1.32 [10]	1.32	1.33	1.32	1.55 [10]
Net investment income[4]	3.15 [10]	2.54	2.30	2.58	2.16 [10]
Portfolio turnover (%)	14	50	17	34	131

[1]	Six months ended 2-28-19. Unaudited.
[2]	Period from 11-14-14 (commencement of operations) to 8-31-15.
[3]	Based on average daily shares outstanding.
[4]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[5]	Less than $0.005 per share.
[6]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[7]	Does not reflect the effect of sales charges, if any.
[8]	Not annualized.
[9]	Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
[10]	Annualized.
14	JOHN HANCOCK INCOME ALLOCATION FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$9.67	$9.93	$9.76	$9.55	$10.00
Net investment income[3,4]	0.19	0.36	0.32	0.33	0.26
Net realized and unrealized gain (loss) on investments	(0.08)	(0.25)	0.20	0.36	(0.43)
Total from investment operations	0.11	0.11	0.52	0.69	(0.17)
Less distributions
From net investment income	(0.19)	(0.37)	(0.35)	(0.46)	(0.27)
From net realized gain	— [5]	— [5]	— [5]	(0.02)	(0.01)
Total distributions	(0.19)	(0.37)	(0.35)	(0.48)	(0.28)
Net asset value, end of period	$9.59	$9.67	$9.93	$9.76	$9.55
Total return (%)[6]	1.20 [7]	1.11	5.51	7.51	(1.76) [7]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [8]	$— [8]	$3	$2	$2
Ratios (as a percentage of average net assets):
Expenses before reductions[9]	3.56 [10]	1.98	2.46	3.86	0.84 [10]
Expenses including reductions[9]	0.34 [10]	0.32	0.31	0.31	0.53 [10]
Net investment income[4]	4.12 [10]	3.59	3.32	3.48	3.17 [10]
Portfolio turnover (%)	14	50	17	34	131

[1]	Six months ended 2-28-19. Unaudited.
[2]	Period from 11-14-14 (commencement of operations) to 8-31-15.
[3]	Based on average daily shares outstanding.
[4]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[5]	Less than $0.005 per share.
[6]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[7]	Not annualized.
[8]	Less than $500,000.
[9]	Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
[10]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Income Allocation Fund	15

CLASS R6 SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$9.68	$9.94	$9.76	$9.55	$10.00
Net investment income[3,4]	0.20	0.37	0.33	0.34	0.26
Net realized and unrealized gain (loss) on investments	(0.09)	(0.25)	0.21	0.35	(0.42)
Total from investment operations	0.11	0.12	0.54	0.69	(0.16)
Less distributions
From net investment income	(0.20)	(0.38)	(0.36)	(0.46)	(0.28)
From net realized gain	— [5]	— [5]	— [5]	(0.02)	(0.01)
Total distributions	(0.20)	(0.38)	(0.36)	(0.48)	(0.29)
Net asset value, end of period	$9.59	$9.68	$9.94	$9.76	$9.55
Total return (%)[6]	1.15 [7]	1.20	5.73	7.62	(1.68) [7]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [8]	$— [8]	$1	$1	$— [8]
Ratios (as a percentage of average net assets):
Expenses before reductions[9]	3.44 [10]	1.88	2.37	3.76	0.74 [10]
Expenses including reductions[9]	0.22 [10]	0.22	0.22	0.20	0.42 [10]
Net investment income[4]	4.22 [10]	3.69	3.42	3.57	3.31 [10]
Portfolio turnover (%)	14	50	17	34	131

[1]	Six months ended 2-28-19. Unaudited.
[2]	Period from 11-14-14 (commencement of operations) to 8-31-15.
[3]	Based on average daily shares outstanding.
[4]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[5]	Less than $0.005 per share.
[6]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[7]	Not annualized.
[8]	Less than $500,000.
[9]	Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
[10]	Annualized.
16	JOHN HANCOCK INCOME ALLOCATION FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Income Allocation Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide a high level of current income with consideration for capital appreciation and preservation.

The fund operates as a "fund of funds", that may invest in other series of the Trust, other funds in the John Hancock group of funds complex, non-John Hancock funds and certain other investments.

The fund may offer multiple classes of shares. The shares currently offered by the fund are detailed in the Statement of assets and liabilities. Class A and Class C are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

The accounting policies of the John Hancock underlying funds in which the fund investments are outlined in the underlying funds' shareholder reports, which include the underlying funds' financial statements, available without charge by calling 800-344-1029 or jhinvestments.com or on the Securities and Exchange Commission (SEC) website at sec.gov. The underlying funds are not covered by this report.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Investments by the fund in affiliated underlying funds and other open-end management investment companies are valued at their respective NAVs each business day. ETFs held by the fund are valued at the last sale price or official closing price on the exchange or principal market where the security trades. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       17

may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 28, 2019, all investments are categorized as Level 1 under the hierarchy described above, except for U.S. treasury bills which are categorized as Level 2.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Income and capital gain distributions from underlying funds are recorded on ex-date.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in John Hancock Collateral Trust (JHCT), an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 28, 2019, the fund loaned valued at $112,220 and received $114,545 of cash collateral.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       18

operations. For the six months ended February 28, 2019, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2019 were $989.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of August 31, 2018, the fund has a short-term capital loss carryforward of $4,183,391 available to offset future net realized capital gains. This carryforward does not expire.

As of August 31, 2018, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends monthly and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       19

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The management fee has two components: (1) a fee on assets invested in a fund of the Trust or John Hancock Funds III (JHF III); and (2) a fee on assets invested in investments other than a fund of the Trust or JHF III (Other assets).

Management Fees are determined in accordance with the following schedule:

	First $5.0 billion of average	Excess over $5.0 billion of
	net assets	average net assets
Assets in a fund of the Trust or JHF III	0.200%	0.175%
Other Assets	0.650%	0.625%

The Advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.04% of the average net assets of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2019, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to waive its advisory fees so that the aggregate management fee amount retained by the Advisor, with respect to both the fund and its underlying investments, after payment of subadvisory fees for the fund does not exceed 0.45% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2019, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The expense reductions described above amounted to the following for the six months ended February 28, 2019:

Class	Expense reduction	Class	Expense reduction
Class A	$72,211	Class R6	$1,964
Class C	12,873	Total	$92,290
Class I	5,242

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2019 were equivalent to a net annual effective rate of 0.00% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       20

service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee
Class A	0.30%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $995 for the six months ended February 28, 2019. Of this amount, $121 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $874 was paid as sales commissions to broker-dealers.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2019, CDSCs received by the Distributor amounted to $80 for Class C shares. There were no CDSCs received by the Distributor for Class A shares.

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 28, 2019 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$6,743	$2,522
Class C	4,017	450
Class I	—	217
Class R6	—	8
Total	$10,760	$3,197

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       21

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended February 28, 2019 and for the year ended ended August 31, 2018 were as follows:

		Six months ended 2-28-19		Year ended 8-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	40,475	$379,734	430,821	$4,255,125
Distributions reinvested	9,031	84,840	24,183	236,790
Repurchased	(78,999)	(748,645)	(528,872)	(5,154,078)
Net decrease	(29,493)	$(284,071)	(73,868)	$(662,163)
Class C shares
Sold	14,739	$139,041	55,556	$549,830
Distributions reinvested	1,244	11,637	4,505	44,044
Repurchased	(27,075)	(252,995)	(148,534)	(1,447,471)
Net decrease	(11,092)	$(102,317)	(88,473)	$(853,597)
Class I shares
Sold	10,309	$97,000	11,777	$117,881
Distributions reinvested	706	6,625	9,578	94,075
Repurchased	(2,700)	(25,130)	(286,488)	(2,778,431)
Net increase (decrease)	8,315	$78,495	(265,133)	$(2,566,475)
Class R6 shares
Sold	—	—	2,724	$26,692
Distributions reinvested	157	$1,476	2,092	20,545
Repurchased	—	—	(53,560)	(519,350)
Net increase (decrease)	157	$1,476	(48,744)	$(472,113)
Total net decrease	(32,113)	$(306,417)	(476,218)	$(4,554,348)

Affiliates of the fund owned 58% of shares of Class R6 on February 28, 2019. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments amounted to $789,734 and $1,054,304, respectively, for the six months ended February 28, 2019.

Note 7 — Investment in affiliated underlying funds

The fund invests primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The fund does not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the fund's investment may represent a significant portion of each underlying fund's net assets. At February 28, 2019, the fund did not hold 5% or more of the net assets of any underlying funds.

Information regarding each portfolio's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Bond	91,227	9,690	(14,350)	86,567	$26,815	—	($11,455)	$11,054	$1,335,738

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       22

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Emerging Markets Debt	49,265	11,342	(8,053)	52,554	$11,555	—	($7,879)	$20,961	$479,818
Floating Rate Income	31,137	4,501	(7,710)	27,928	5,851	—	(1,473)	(2,200)	232,639
Global Bond	7,280	100	(7,380)	—	—	—	(164)	(1,410)	—
Global Equity	21,969	5,655	(3,806)	23,818	5,894	$12,277	(5,678)	(14,230)	261,046
Global Shareholder Yield	50,028	6,737	(7,724)	49,041	7,605	13,016	(5,919)	(9,889)	537,978
High Yield (JHAM)	57,687	19,342	(8,201)	68,828	6,471	—	(1,375)	(1,262)	232,639
High Yield (WAMCO)	28,245	2,452	(8,527)	22,170	6,848	—	(3,420)	(3,151)	174,479
John Hancock Collateral Trust*	—	240,003	(228,554)	11,449	—	—	(3)	11	114,575
Short Duration Credit Opportunities	28,281	2,274	(4,063)	26,492	5,392	—	(1,635)	3,179	250,087
Strategic Income Opportunities	128,323	11,959	(15,573)	124,709	24,153	—	(11,397)	(205)	1,279,515
U.S. High Yield Bond	17,667	1,439	(2,248)	16,858	5,869	—	(1,057)	(1,625)	186,111
					$106,453	$25,293	($51,455)	$1,233	$5,084,625
*Refer to the Securities lending note within Note 2 for details regarding this investment.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       23

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler**
Secretary and Chief Legal Officer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Portfolio Managers

Nathan W. Thooft, CFA
Christopher Walsh, CFA

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee
#Effective 6-19-18

**Effective 9-13-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME ALLOCATION FUND       24

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

Greater China Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Disciplined Alternative Yield

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Infrastructure

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 200 Berkeley Street ■ Boston, MA 02116-5010 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Income Allocation Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF767022	448SA 2/19 4/19

John Hancock

International Small Company Fund

Semiannual report 2/28/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investments at 800-225-5291 (Class A and Class C shares) or 888-972-8696 (Class I, Class R6 and Class NAV) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investments or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investments or your financial intermediary.

A message to shareholders

Dear shareholder,

The six months ended February 28, 2019 were challenging for equity investors as stock markets across many major economies worldwide posted losses, despite rebounding during the first few months of the new year. In the United States, new tariffs on a range of imports and heightened fears of a full-blown trade war with China weighed on investor sentiment despite relatively supportive U.S. economic fundamentals.

Looking overseas, global economic growth slowed somewhat in the latter half of 2018, and international markets faced some challenging headwinds that may not abate in the near future. Concerns about the potential for a more widespread global economic slowdown led to a significant increase in volatility as well as a flight to quality.

Your best resource in unpredictable and volatile markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee investment returns and does not eliminate risk of loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
International Small Company Fund

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund's investments
14	Financial statements
17	Financial highlights
22	Notes to financial statements
32	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/19 (%)

Class A shares (without sales charge)[1]
MSCI World ex-USA Small Cap Index
MSCI EAFE Small Cap Index
Morningstar foreign small/mid blend fund category average
–8.77
–7.63
–7.92
–7.77
–12.41
–9.61
–10.53
–10.93
8.80
10.20
10.24
9.60
2.20
3.62
4.33
2.92
11.82
12.95
13.45
12.21
6 month (cumulative)
1 year
3 year
5 year
10 year

The MSCI World ex-USA Small Cap Index is an equity index that captures small cap representation across developed markets countries, excluding the United States.

The MSCI EAFE Small Cap Index (Europe, Australasia, Far East) is an unmanaged index that is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, and targets 40% of the eligible small-cap universe in each industry group of each country represented by the MSCI EAFE Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

1	Class A shares were first offered on 6-27-13. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       2

Portfolio summary

SECTOR COMPOSITION AS OF 2/28/19 (%)

TOP 10 COUNTRIES AS OF 2/28/19 (%)

Japan	21.2
United Kingdom	15.0
Canada	7.9
Germany	6.2
Australia	6.1
Switzerland	4.3
Italy	3.8
France	3.8
Sweden	2.8
Hong Kong	2.7
TOTAL	73.8
As a percentage of net assets.
Cash and cash equivalents are not included.

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       3

TOP 10 HOLDINGS AS OF 2/28/19 (%)

Pennon Group PLC	0.3
Bellway PLC	0.2
Auto Trader Group PLC	0.2
Amer Sports OYJ	0.2
Meggitt PLC	0.2
Tate & Lyle PLC	0.2
Rubis SCA	0.2
Rheinmetall AG	0.2
Spectris PLC	0.2
HUGO BOSS AG	0.2
TOTAL	2.1
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       4

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  FEBRUARY 28, 2019

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A1	-16.79	1.16	11.25	-13.33	5.93	190.45
Class C1	-13.93	1.50	11.47	-9.99	7.71	196.26
Class I1,2	-12.26	2.50	12.01	-8.69	13.14	210.81
Class R6[1,2]	-12.17	2.62	12.09	-8.59	13.78	212.97
Class NAV[2]	-12.09	2.62	12.09	-8.57	13.81	213.04
Index 1†	-9.61	3.62	12.95	-7.63	19.48	238.04
Index 2†	-10.53	4.33	13.45	-7.92	23.61	253.31

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.00%and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R6	Class NAV
Gross (%)	1.46	2.16	1.16	1.07	1.05
Net (%)	1.39	2.15	1.15	1.06	1.04

Please refer to the most recent prospectuses and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the MSCI World ex-USA Small Cap Index; Index 2 is the MSCI EAFE Small Cap Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock International Small Company Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1($)	Index 2 ($)
Class C1,3	2-28-09	29,626	29,626	33,804	35,331
Class I1,2	2-28-09	31,081	31,081	33,804	35,331
Class R6[1,2]	2-28-09	31,297	31,297	33,804	35,331
Class NAV[2]	2-28-09	31,304	31,304	33,804	35,331

The MSCI World ex-USA Small Cap Index (gross of foreign withholding taxes on dividends) is an equity index that captures small cap representation across developed markets countries (excluding the United States).

The MSCI EAFE Small Cap Index (gross of foreign withholding taxes on dividends) (Europe, Australasia, Far East) is an unmanaged index that is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, and targets 40% of the eligible small-cap universe in each industry group of each country represented by the MSCI EAFE Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses, sales charges, or foreign currency impact, which would result in lower returns.

Footnotes related to performance pages

1	Class A and Class I shares were first offered on 6-27-13; Class C shares were first offered on 6-27-14; Class R6 shares were first offered on 8-30-17. Returns prior to these dates are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
2	For certain types of investors, as described in the fund's prospectuses.
3	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       6

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2018, with the same investment held until February 28, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2018, with the same investment held until February 28, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	7

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2018	Ending value on 2-28-2019	Expenses paid during period ended 2-28-2019[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$ 912.30	$ 6.59	1.39%
	Hypothetical example	1,000.00	1,017.90	6.95	1.39%
Class C	Actual expenses/actual returns	1,000.00	908.40	10.22	2.16%
	Hypothetical example	1,000.00	1,014.10	10.79	2.16%
Class I	Actual expenses/actual returns	1,000.00	913.10	5.60	1.18%
	Hypothetical example	1,000.00	1,018.90	5.91	1.18%
Class R6	Actual expenses/actual returns	1,000.00	914.10	5.03	1.06%
	Hypothetical example	1,000.00	1,019.50	5.31	1.06%
Class NAV	Actual expenses/actual returns	1,000.00	914.30	4.98	1.05%
	Hypothetical example	1,000.00	1,019.60	5.26	1.05%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
8	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT

Fund’s investments
Summary of fund’s investments as of 2-28-19 (unaudited)
(showing percentage of total net assets)
This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling 1-800-225-5291. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.
	Shares	Value	% of Net Assets
Common stocks 91.4%		$601,008,349
(Cost $556,639,972)
Australia 6.1%		39,810,156	6.1%
Austria 1.2%		8,050,344	1.2%
Belgium 1.4%		9,212,245	1.4%
Ackermans & van Haaren NV	6,657	1,048,581	0.2%
Galapagos NV (A)	12,814	1,254,182	0.2%
OTHER SECURITIES		6,909,482	1.0%
Bermuda 0.2%		1,227,871	0.2%
Hiscox, Ltd.	57,948	1,227,871	0.2%
Canada 7.9%		51,700,338	7.9%
China 0.1%		519,559	0.1%
Colombia 0.0%		30,494	0.0%
Denmark 1.7%		11,427,010	1.7%
Royal Unibrew A/S	14,231	1,052,152	0.2%
SimCorp A/S	11,412	1,027,123	0.2%
OTHER SECURITIES		9,347,735	1.3%
Faeroe Islands 0.0%		15,913	0.0%
Finland 2.3%		14,832,340	2.3%
Amer Sports OYJ (A)	33,027	1,497,400	0.2%
Huhtamaki OYJ	27,968	1,012,404	0.2%
Kesko OYJ, A Shares	3,165	174,933	0.0%
Kesko OYJ, B Shares	18,743	1,118,686	0.2%
Nokian Renkaat OYJ	33,450	1,183,816	0.2%
Orion OYJ, Class A	5,923	208,770	0.0%
Orion OYJ, Class B	25,760	919,671	0.2%
OTHER SECURITIES		8,716,660	1.3%
France 3.8%		25,044,075	3.8%
Eutelsat Communications SA	52,105	1,028,089	0.2%
Ingenico Group SA	16,612	1,113,318	0.2%
Rexel SA	99,336	1,237,175	0.2%
Rubis SCA	23,643	1,398,787	0.2%
OTHER SECURITIES		20,266,706	3.0%
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	9

	Shares	Value	% of Net Assets
Gabon 0.0%		$43,244	0.0%
Georgia 0.1%		446,227	0.1%
Germany 6.0%		39,731,705	6.0%
GEA Group AG	45,490	1,088,155	0.2%
HUGO BOSS AG	18,304	1,353,219	0.2%
K+S AG	63,257	1,205,056	0.2%
LANXESS AG	23,749	1,285,634	0.2%
OSRAM Licht AG	26,762	1,158,882	0.2%
ProSiebenSat.1 Media SE	60,124	1,094,019	0.2%
Rheinmetall AG	13,020	1,393,095	0.2%
Scout24 AG (B)	21,646	1,140,618	0.2%
OTHER SECURITIES		30,013,027	4.4%
Gibraltar 0.0%		181,760	0.0%
Greece 0.0%		84	0.0%
Greenland 0.0%		12,196	0.0%
Guernsey, Channel Islands 0.0%		60,836	0.0%
Hong Kong 2.7%		17,924,776	2.7%
Ireland 0.4%		2,908,371	0.4%
Isle of Man 0.1%		391,021	0.1%
Israel 1.2%		7,576,702	1.2%
Italy 3.8%		25,101,751	3.8%
Banco BPM SpA (A)(C)	427,595	1,033,735	0.2%
Saipem SpA (A)	208,549	1,082,125	0.2%
OTHER SECURITIES		22,985,891	3.4%
Japan 21.2%		139,098,738	21.2%
Jersey, Channel Islands 0.1%		551,736	0.1%
Jordan 0.1%		525,091	0.1%
Liechtenstein 0.1%		363,101	0.1%
Luxembourg 0.4%		2,274,585	0.4%
Macau 0.0%		126,186	0.0%
Malaysia 0.0%		229,590	0.0%
Malta 0.1%		421,547	0.1%
Monaco 0.1%		317,783	0.1%
Mongolia 0.0%		28,315	0.0%
10	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value	% of Net Assets
Netherlands 2.6%		$17,385,924	2.6%
Aalberts Industries NV	29,100	1,074,265	0.2%
IMCD NV	13,923	1,091,797	0.2%
SBM Offshore NV	56,664	1,067,882	0.2%
OTHER SECURITIES		14,151,980	2.0%
New Zealand 0.7%		4,605,763	0.7%
Norway 0.8%		5,290,642	0.8%
Peru 0.0%		234,085	0.0%
Philippines 0.0%		15,487	0.0%
Portugal 0.5%		3,226,973	0.5%
Russia 0.0%		95,235	0.0%
Singapore 1.0%		6,854,201	1.0%
South Africa 0.0%		155,288	0.0%
Spain 2.2%		14,660,083	2.2%
Enagas SA	39,492	1,124,874	0.2%
OTHER SECURITIES		13,535,209	2.0%
Sweden 2.8%		18,656,308	2.8%
Switzerland 4.3%		28,223,156	4.3%
Helvetia Holding AG	1,899	1,138,513	0.2%
PSP Swiss Property AG	12,174	1,238,320	0.2%
OTHER SECURITIES		25,846,323	3.9%
Turkey 0.0%		20,706	0.0%
United Arab Emirates 0.0%		69,655	0.0%
United Kingdom 15.0%		98,727,835	15.0%
Auto Trader Group PLC (B)	248,721	1,570,160	0.2%
B&M European Value Retail SA	265,011	1,243,337	0.2%
BBA Aviation PLC	325,490	1,051,055	0.2%
Beazley PLC	154,594	1,121,852	0.2%
Bellway PLC	39,587	1,590,446	0.3%
Cineworld Group PLC	280,525	1,039,358	0.2%
Electrocomponents PLC	137,678	1,010,744	0.2%
Howden Joinery Group PLC	203,872	1,330,184	0.2%
Intermediate Capital Group PLC	82,203	1,142,667	0.2%
John Wood Group PLC	149,521	1,032,791	0.2%
Meggitt PLC	208,078	1,488,614	0.2%
Pennon Group PLC	165,107	1,704,269	0.3%
Phoenix Group Holdings PLC	128,444	1,191,251	0.2%
RPC Group PLC	122,530	1,284,306	0.2%
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	11

	Shares	Value	% of Net Assets
United Kingdom (continued)			15.0%
Spectris PLC	38,844	$1,357,228	0.2%
SSP Group PLC	137,432	1,211,053	0.2%
Tate & Lyle PLC	157,216	1,447,187	0.2%
Travis Perkins PLC	69,896	1,330,850	0.2%
Tullow Oil PLC (A)	444,605	1,301,934	0.2%
OTHER SECURITIES		74,278,549	11.0%

United States 0.4%		2,601,318	0.4%
Preferred securities 0.2%		$1,352,030
(Cost $1,186,533)
Germany 0.2%		1,352,030	0.2%
Rights 0.0%		$90,683
(Cost $244,435)
Warrants 0.0%		$3,715
(Cost $0)

	Yield (%)	Shares	Value	% of Net Assets
Securities lending collateral 4.3%			$28,076,349
(Cost $28,066,428)
John Hancock Collateral Trust (D)	2.5250 (E)	2,805,643	28,076,349	4.3%

Total investments (Cost $586,137,368) 95.9%	$630,531,126	95.9%
Other assets and liabilities, net 4.1%	26,667,466	4.1%
Total net assets 100.0%	$657,198,592	100.0%

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 2-28-19.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 2-28-19.
12	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	70	Long	Mar 2019	$6,149,075	$6,544,650	$395,575
						$395,575
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
At 2-28-19, the aggregate cost of investments for federal income tax purposes was $596,716,569. Net unrealized appreciation aggregated to $34,210,132, of which $123,722,422 related to gross unrealized appreciation and $89,512,290 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	13

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-19 (unaudited)

Assets
Unaffiliated investments, at value (Cost $558,070,940) including $26,691,608 of securities loaned	$602,454,776
Affiliated investments, at value (Cost $28,066,428)	28,076,349
Total investments, at value (Cost $586,137,368)	630,531,125
Cash	6,348,733
Foreign currency, at value (Cost $2,775,318)	2,800,075
Collateral held at broker for futures contracts	315,000
Interest receivable	1,237,397
Receivable for fund shares sold	45,288,605
Receivable for investments sold	1,261,702
Receivable from affiliates	112
Other assets	52,708
Total assets	687,835,457
Liabilities
Payable for futures variation margin	11,900
Payable for investments purchased	2,057,421
Payable for fund shares repurchased	333,243
Payable upon return of securities loaned	28,079,401
Payable to affiliates
Accounting and legal services fees	28,051
Transfer agent fees	12,984
Trustees' fees	518
Other liabilities and accrued expenses	113,347
Total liabilities	30,636,865
Net assets	$657,198,592
Net assets consist of
Paid-in capital	$653,225,795
Total distributable earnings (loss)	3,972,797
Net assets	$657,198,592

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($54,994,669 ÷ 5,304,283 shares)[1]	$10.37
Class C ($1,739,840 ÷ 167,069 shares)[1]	$10.41
Class I ($4,027,053 ÷ 389,080 shares)	$10.35
Class R6 ($63,937,194 ÷ 6,178,235 shares)	$10.35
Class NAV ($532,499,836 ÷ 51,462,926 shares)	$10.35
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$10.92

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
14	JOHN HANCOCK International Small Company Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended  2-28-19 (unaudited)

Investment income
Dividends	$5,064,016
Securities lending	488,507
Interest	82,252
Less foreign taxes withheld	(396,615)
Total investment income	5,238,160
Expenses
Investment management fees	2,777,777
Distribution and service fees	86,904
Accounting and legal services fees	47,448
Transfer agent fees	38,606
Trustees' fees	4,634
Custodian fees	126,316
State registration fees	43,647
Printing and postage	25,943
Professional fees	44,004
Other	13,858
Total expenses	3,209,137
Less expense reductions	(40,250)
Net expenses	3,168,887
Net investment income	2,069,273
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	12,651,556
Affiliated investments	(993)
Futures contracts	(869,669)
11,780,894
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(67,378,456)
Affiliated investments	2,128
Futures contracts	486,364
(66,889,964)
Net realized and unrealized loss	(55,109,070)
Decrease in net assets from operations	$(53,039,797)

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK International Small Company Fund	15

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-19 (unaudited)	Year ended 8-31-18
Increase (decrease) in net assets
From operations
Net investment income	$2,069,273	$9,833,013
Net realized gain	11,780,894	46,568,157
Change in net unrealized appreciation (depreciation)	(66,889,964)	(35,482,000)
Increase (decrease) in net assets resulting from operations	(53,039,797)	20,919,170
Distributions to shareholders
From net investment income and net realized gain
Class A	(4,378,066)	—
Class C	(128,049)	—
Class I	(692,856)	—
Class R6	(5,384,532)	—
Class NAV	(41,196,342)	—
From net investment income
Class A	—	(654,232)
Class C	—	(20,839)
Class I	—	(1,097,992)
Class R6	—	(1,708)
Class NAV	—	(10,191,339)
Total distributions	(51,779,845)	(11,966,110)
From fund share transactions	131,295,883	6,672,733
Total increase	26,476,241	15,625,793
Net assets
Beginning of period	630,722,351	615,096,558
End of period[1]	$657,198,592	$630,722,351

[1]	Net assets - End of period includes undistributed net investment income of $2,284,949 at August 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
16	JOHN HANCOCK International Small Company Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$12.51	$12.33	$10.35	$9.87	$10.79	$9.11
Net investment income (loss)[2]	0.02 [3]	0.17	0.15	0.16	0.11	0.18
Net realized and unrealized gain (loss) on investments	(1.23)	0.22	2.03	0.43	(0.91)	1.58
Total from investment operations	(1.21)	0.39	2.18	0.59	(0.80)	1.76
Less distributions
From net investment income	(0.12)	(0.21)	(0.20)	(0.11)	(0.12)	(0.08)
From net realized gain	(0.81)	—	—	—	—	—
Total distributions	(0.93)	(0.21)	(0.20)	(0.11)	(0.12)	(0.08)
Net asset value, end of period	$10.37	$12.51	$12.33	$10.35	$9.87	$10.79
Total return (%)[4,5]	(8.77) [6]	3.11	21.56	6.01	(7.42)	19.40 [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$55	$55	$30	$12	$2	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.47 [7]	1.49	1.50	1.48	1.65	2.41
Expenses including reductions	1.39 [7]	1.39	1.39	1.39	1.63	1.63
Net investment income (loss)	0.40 [3,7]	1.31	1.30	1.62	1.07	1.67
Portfolio turnover (%)	9	19	13	12	11	11

[1]	Six months ended 2-28-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK International Small Company Fund	17

CLASS C SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14 [2]
Per share operating performance
Net asset value, beginning of period	$12.48	$12.31	$10.34	$9.87	$10.77	$11.02
Net investment income (loss)[3]	(0.02) [4]	0.06	0.05	0.07	0.07	(0.01)
Net realized and unrealized gain (loss) on investments	(1.22)	0.23	2.05	0.44	(0.93)	(0.24)
Total from investment operations	(1.24)	0.29	2.10	0.51	(0.86)	(0.25)
Less distributions
From net investment income	(0.02)	(0.12)	(0.13)	(0.04)	(0.04)	—
From net realized gain	(0.81)	—	—	—	—	—
Total distributions	(0.83)	(0.12)	(0.13)	(0.04)	(0.04)	—
Net asset value, end of period	$10.41	$12.48	$12.31	$10.34	$9.87	$10.77
Total return (%)[5,6]	(9.16) [7]	2.31	20.54	5.16	(7.97)	(2.27) [7]
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$2	$2	$3	$1	$— [8]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.17 [9]	2.19	2.20	2.18	3.13	17.76 [9]
Expenses including reductions	2.16 [9]	2.18	2.19	2.17	2.35	2.35 [9]
Net investment income (loss)	(0.34) [4,9]	0.44	0.49	0.73	0.65	(0.71) [9]
Portfolio turnover (%)	9	19	13	12	11	11 [10]

[1]	Six months ended 2-28-19. Unaudited.
[2]	The inception date for Class C shares is 6-27-14.
[3]	Based on average daily shares outstanding.
[4]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Less than $500,000.
[9]	Annualized.
[10]	Portfolio turnover is shown for the period from 9-1-13 to 8-31-14.
18	JOHN HANCOCK International Small Company Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$12.51	$12.33	$10.35	$9.88	$10.79	$9.12
Net investment income (loss)[2]	0.03 [3]	0.09	0.17	0.12	0.18	0.16
Net realized and unrealized gain (loss) on investments	(1.23)	0.33	2.04	0.49	(0.93)	1.63
Total from investment operations	(1.20)	0.42	2.21	0.61	(0.75)	1.79
Less distributions
From net investment income	(0.15)	(0.24)	(0.23)	(0.14)	(0.16)	(0.12)
From net realized gain	(0.81)	—	—	—	—	—
Total distributions	(0.96)	(0.24)	(0.23)	(0.14)	(0.16)	(0.12)
Net asset value, end of period	$10.35	$12.51	$12.33	$10.35	$9.88	$10.79
Total return (%)[4]	(8.69) [5]	3.32	21.82	6.26	(6.92)	19.71 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$4	$6	$51	$6	$1	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.19 [7]	1.19	1.18	1.17	2.72	14.40
Expenses including reductions	1.18 [7]	1.18	1.18	1.16	1.23	1.23
Net investment income (loss)	0.52 [3,7]	0.75	1.55	1.28	1.76	1.49
Portfolio turnover (%)	9	19	13	12	11	11

[1]	Six months ended 2-28-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK International Small Company Fund	19

CLASS R6 SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17 [2]
Per share operating performance
Net asset value, beginning of period	$12.51	$12.33	$12.21
Net investment income (loss)[3]	0.04 [4]	0.28	— [5]
Net realized and unrealized gain (loss) on investments	(1.23)	0.15	0.12
Total from investment operations	(1.19)	0.43	0.12
Less distributions
From net investment income	(0.16)	(0.25)	—
From net realized gain	(0.81)	—	—
Total distributions	(0.97)	(0.25)	—
Net asset value, end of period	$10.35	$12.51	$12.33
Total return (%)[6]	(8.59) [7]	3.41	0.98 [7]
Ratios and supplemental data
Net assets, end of period (in millions)	$64	$68	$— [8]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.07 [9]	1.10	1.09 [9]
Expenses including reductions	1.06 [9]	1.09	1.08 [9]
Net investment income (loss)	0.74 [4,9]	2.17	10.62 [9]
Portfolio turnover (%)	9	19	13 [10]

[1]	Six months ended 2-28-19. Unaudited.
[2]	The inception date for Class R6 shares is 8-30-17.
[3]	Based on average daily shares outstanding.
[4]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[5]	Less than $0.005 per share.
[6]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[7]	Not annualized.
[8]	Less than $500,000.
[9]	Annualized.
[10]	Portfolio turnover is shown for the period from 9-1-16 to 8-31-17.
20	JOHN HANCOCK International Small Company Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$12.51	$12.33	$10.35	$9.88	$10.80	$9.12
Net investment income (loss)[2]	0.04 [3]	0.20	0.18	0.18	0.17	0.17
Net realized and unrealized gain (loss) on investments	(1.23)	0.23	2.04	0.44	(0.92)	1.64
Total from investment operations	(1.19)	0.43	2.22	0.62	(0.75)	1.81
Less distributions
From net investment income	(0.16)	(0.25)	(0.24)	(0.15)	(0.17)	(0.13)
From net realized gain	(0.81)	—	—	—	—	—
Total distributions	(0.97)	(0.25)	(0.24)	(0.15)	(0.17)	(0.13)
Net asset value, end of period	$10.35	$12.51	$12.33	$10.35	$9.88	$10.80
Total return (%)[4]	(8.57) [5]	3.42	21.96	6.36	(6.87)	19.98 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$532	$499	$531	$532	$700	$587
Ratios (as a percentage of average net assets):
Expenses before reductions	1.05 [6]	1.08	1.08	1.05	1.06	1.10
Expenses including reductions	1.05 [6]	1.07	1.07	1.05	1.05	1.09
Net investment income (loss)	0.74 [3,6]	1.56	1.61	1.79	1.66	1.57
Portfolio turnover (%)	9	19	13	12	11	11

[1]	Six months ended 2-28-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK International Small Company Fund	21

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock International Small Company Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered by the fund are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       22

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of February 28, 2019, by major security category or type:

	Total value at 2-28-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$39,810,156	$603,746	$39,138,244	$68,166
Austria	8,050,344	—	8,050,344	—
Belgium	9,212,245	—	9,212,245	—
Bermuda	1,227,871	—	1,227,871	—
Canada	51,700,338	51,155,627	543,810	901
China	519,559	—	519,559	—
Colombia	30,494	30,494	—	—
Denmark	11,427,010	—	11,427,010	—
Faeroe Islands	15,913	—	15,913	—
Finland	14,832,340	—	14,832,340	—
France	25,044,075	—	25,044,075	—
Gabon	43,244	—	43,244	—
Georgia	446,227	—	446,227	—
Germany	39,731,705	—	39,731,705	—
Gibraltar	181,760	—	181,760	—
Greece	84	—	—	84
Greenland	12,196	—	12,196	—
Guernsey, Channel Islands	60,836	—	60,836	—
Hong Kong	17,924,776	12,380	17,724,148	188,248
Ireland	2,908,371	—	2,908,371	—
Isle of Man	391,021	—	391,021	—
Israel	7,576,702	65,929	7,510,773	—
Italy	25,101,751	—	25,101,727	24
Japan	139,098,738	—	139,079,829	18,909
Jersey, Channel Islands	551,736	—	551,736	—
Jordan	525,091	—	525,091	—
Liechtenstein	363,101	—	363,101	—
Luxembourg	2,274,585	—	2,274,585	—

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       23

	Total value at 2-28-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Macau	126,186	—	$126,186	—
Malaysia	229,590	—	229,590	—
Malta	421,547	—	421,547	—
Monaco	317,783	$248,842	68,941	—
Mongolia	28,315	—	28,315	—
Netherlands	17,385,924	—	17,385,924	—
New Zealand	4,605,763	—	4,605,763	—
Norway	5,290,642	—	5,290,642	—
Peru	234,085	—	234,085	—
Philippines	15,487	—	15,487	—
Portugal	$3,226,973	—	$3,226,973	—
Russia	95,235	—	95,235	—
Singapore	6,854,201	—	6,806,259	$47,942
South Africa	155,288	$527	154,761	—
Spain	14,660,083	—	14,660,083	—
Sweden	18,656,308	—	18,656,308	—
Switzerland	28,223,156	—	28,223,156	—
Turkey	20,706	—	20,706	—
United Arab Emirates	69,655	—	69,655	—
United Kingdom	98,727,835	—	98,717,408	10,427
United States	2,601,318	1,295,745	1,305,573	—
Preferred securities	1,352,030	—	1,352,030	—
Rights	90,683	36,565	34,502	19,616
Warrants	3,715	288	3,427	—
Securities lending collateral	28,076,349	28,076,349	—	—
Total investments in securities	$630,531,126	$81,526,492	$548,650,317	$354,317
Derivatives:
Assets
Futures	$395,575	$395,575	—	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       24

from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 28, 2019, the fund loaned securities valued at $26,691,608 and received $28,079,401 of cash collateral.

Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2019, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2019 were $1,629.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       25

assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2018, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to expiration of capital loss carryforwards, wash sale loss deferrals, other loss deferrals and investments in passive foreign investment companies.

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       26

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Receivable/payable for futures variation margin is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the six months ended February 28, 2019, the fund used futures contracts to gain exposure to certain securities and substitute for securities purchased. The fund held futures contracts with notional values ranging from $3.1 million to $6.5 million, as measured at each quarter end.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at February 28, 2019 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Equity	Receivable/payable for futures	Futures†	$395,575	—
† Reflects cumulative appreciation/depreciation on futures as disclosed in the Fund's investments. Only the year end variation margin is separately disclosed on the Statement of assets and liabilities.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2019:

Statements of operations location - net realized gain (loss) on:
Risk	Futures contracts
Equity	($869,669)

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2019:

Statements of operations location - change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts
Equity	$486,364

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent on an annual basis to 0.950% of the fund's aggregate net assets. Aggregate net assets include the net assets of the fund and International Small Company Trust, a series of John Hancock

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       27

Variable Insurance Trust. The Advisor has a subadvisory agreement with Dimensional Fund Advisors LP. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2019, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This agreement expires on June 30, 2020, unless renewed by mutual agreement of the Fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor contractually agrees to reduce its management fee or, if necessary, make payment to Class A shares in an amount equal to the amount by which expenses of Class A shares exceed 1.39% of average daily net assets attributable to the class. For purposes of this agreement, "expenses of Class A shares" means all expenses of the class (including fund expenses attributable to the class), excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, underlying fund expenses (acquired fund fees), and short dividend expense. This agreement expires on December 31, 2019, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

For the six months ended February 28, 2019, the expense reductions described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$19,969	Class R6	$2,360
Class C	68	Class NAV	17,609
Class I	244	Total	$40,250

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees incurred for the six months ended February 28, 2019 were equivalent to a net annual effective rate of 0.94% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee
Class A	0.30%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $105,338 for the six months ended February 28, 2019. Of this amount, $18,096 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $87,242 was paid as sales commissions to broker-dealers. Signator Investors, Inc. was a broker-dealer affiliate of the Advisor through November 2, 2018.

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       28

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2019, CDSCs received by the Distributor amounted to $2,558 and $292 for Class A and Class C shares, respectively.

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 28, 2019 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$77,969	$29,152
Class C	8,935	1,001
Class I	—	4,332
Class R6	—	4,121
Total	$86,904	$38,606

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended February 28, 2019 and for the year ended August 31, 2018 were as follows:

		Six months ended 2-28-19		Year ended 8-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,060,915	$11,570,963	2,445,970	$31,513,193
Distributions reinvested	472,793	4,378,066	50,992	654,232
Repurchased	(637,465)	(6,800,901)	(554,386)	(7,141,474)
Net increase	896,243	$9,148,128	1,942,576	$25,025,951
Class C shares
Sold	31,504	$343,032	53,322	$688,135
Distributions reinvested	13,739	128,049	1,619	20,839
Repurchased	(41,026)	(441,796)	(73,518)	(949,597)
Net increase (decrease)	4,217	$29,285	(18,577)	$(240,623)

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       29

		Six months ended 2-28-19		Year ended 8-31-18
	Shares	Amount	Shares	Amount
Class I shares
Sold	359,741	$3,950,820	1,328,288	$17,162,429
Distributions reinvested	74,984	692,855	85,695	1,097,755
Repurchased	(539,853)	(5,633,823)	(5,068,351)	(69,196,719)
Net decrease	(105,128)	$(990,148)	(3,654,368)	$(50,936,535)
Class R6 shares
Sold	982,917	$10,623,583	6,030,959	$81,655,586
Distributions reinvested	582,742	5,384,532	55	700
Repurchased	(836,176)	(9,031,345)	(586,357)	(7,540,969)
Net increase	729,483	$6,976,770	5,444,657	$74,115,317
Class NAV shares
Sold	7,556,613	$80,350,047	936,696	$11,928,210
Distributions reinvested	4,458,479	41,196,343	795,577	10,191,339
Repurchased	(456,266)	(5,414,542)	(4,904,725)	(63,410,926)
Net increase (decrease)	11,558,826	$116,131,848	(3,172,452)	$(41,291,377)
Total net increase	13,083,641	$131,295,883	541,836	$6,672,733

Affiliates of the fund owned 100% of shares of Class NAV on February 28, 2019. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $86,974,037 and $52,872,564, respectively, for the six months ended February 28, 2019.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 28, 2019, funds within the John Hancock group of funds complex held 81.0% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliated concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	29.7%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	17.5%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	13.4%

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       30

Note 9 — Investment in affiliated underlying funds

The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust*	3,189,168	3,887,314	(4,270,839)	2,805,643	—	—	($993)	$2,128	$28,076,349
*Refer to the Securities lending note within Note 2 for details regarding this investment.

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       31

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler**
Secretary and Chief Legal Officer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Dimensional Fund Advisors LP

Portfolio Managers

Joseph H. Chi, CFA
Jed S. Fogdall
Mary T. Phillips, CFA
Arun Keswani, CFA
Bhanu P. Singh

Principal distributor

John Hancock Funds, LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee
#Effective 6-19-18

**Effective 9-13-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND       32

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

Greater China Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Disciplined Alternative Yield

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Infrastructure

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 200 Berkeley Street ■ Boston, MA 02116-5010 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock International Small Company Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF767023	424SA 2/19 4/19

John Hancock

New Opportunities Fund

Semiannual report 2/28/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investments at 800-225-5291 (Class A and Class C shares) or 888-972-8696 (Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, Class NAV and Class 1) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investments or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investments or your financial intermediary.

A message to shareholders

Dear shareholder,

The six months ended February 28, 2019 were challenging for equity investors as stock markets across many major economies worldwide posted losses, despite rebounding during the first few months of the new year. In the United States, new tariffs on a range of imports and heightened fears of a full-blown trade war with China weighed on investor sentiment despite relatively supportive U.S. economic fundamentals. Global economic growth slowed, and international markets faced some challenging headwinds that may not abate in the near future.

Concerns about the potential for a more widespread global economic slowdown led to a significant increase in volatility as well as a flight to quality, particularly in the final months of 2018. While at John Hancock Investments we believe that the bull market appears to be in the later innings, the economic underpinnings in the United States suggest that there's still room for stocks to run.

Your best resource in unpredictable and volatile markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee investment returns and does not eliminate risk of loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
New Opportunities Fund

2	Your fund at a glance
3	Portfolio summary
4	A look at performance
6	Your expenses
8	Fund's investments
11	Financial statements
16	Financial highlights
27	Notes to financial statements
37	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/19 (%)

The Russell 2000 Index is an unmanaged index composed of 2,000 U.S. small capitalization stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

1	Class A shares were first offered on 5-27-15. The returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       2

Portfolio summary

SECTOR COMPOSITION AS OF 2/28/19 (%)

TOP 10 HOLDINGS AS OF 2/28/19 (%)

Grand Canyon Education, Inc.	1.1
Rogers Corp.	1.1
Globus Medical, Inc., Class A	1.1
Popular, Inc.	0.9
Five Below, Inc.	0.9
American Woodmark Corp.	0.9
Paylocity Holding Corp.	0.8
Mimecast, Ltd.	0.8
HubSpot, Inc.	0.8
Rapid7, Inc.	0.8
TOTAL	9.2
As a percentage of net assets.
Cash and cash equivalents are not included.

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       3

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  FEBRUARY 28, 2019

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A1	-2.74	4.75	16.23	-14.33	26.13	349.87
Class C1	0.80	5.28	16.51	-10.87	29.32	361.08
Class I1,2	2.66	6.08	16.96	-9.70	34.32	378.93
Class R1[1,2]	1.97	5.68	16.74	-9.97	31.84	370.10
Class R2[1,2]	2.44	5.92	16.87	-9.78	33.34	375.42
Class R3[1,2]	2.22	5.74	16.77	-9.88	32.20	371.38
Class R4[1,2]	2.57	6.03	16.93	-9.69	34.01	377.83
Class R5[1,2]	2.78	6.17	17.01	-9.61	34.88	380.90
Class R6[1,2]	2.77	6.15	17.00	-9.63	34.76	380.48
Class 1[2]	2.72	6.11	16.94	-9.66	34.50	378.33
Class NAV[2]	2.75	6.16	17.00	-9.64	34.83	380.73
Index†	5.58	7.36	16.60	-8.86	42.64	364.41

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, Class 1, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1	Class NAV
Gross (%)	1.41	2.11	1.12	1.76	1.51	1.66	1.37	1.06	1.01	1.05	1.00
Net (%)	1.21	1.91	0.91	1.56	1.31	1.46	1.07	0.86	0.81	0.85	0.80

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Russell 2000 Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       4

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock New Opportunities Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Russell 2000 Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C1,3	2-28-09	46,108	46,108	46,441
Class I1,2	2-28-09	47,893	47,893	46,441
Class R1[1,2]	2-28-09	47,010	47,010	46,441
Class R2[1,2]	2-28-09	47,542	47,542	46,441
Class R3[1,2]	2-28-09	47,138	47,138	46,441
Class R4[1,2]	2-28-09	47,783	47,783	46,441
Class R5[1,2]	2-28-09	48,090	48,090	46,441
Class R6[1,2]	2-28-09	48,048	48,048	46,441
Class 1[2]	2-28-09	47,833	47,833	46,441
Class NAV[2]	2-28-09	48,073	48,073	46,441

The Russell 2000 Index is an unmanaged index composed of 2,000 U.S. small capitalization stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Class A, Class C, Class I, Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares were first offered on 5-27-15. The returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
2	For certain type of investors as described in the fund's prospectuses.
3	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       5

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2018, with the same investment held until February 28, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2018, with the same investment held until February 28, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
6	JOHN HANCOCK NEW OPPORTUNITIES FUND | SEMIANNUAL REPORT

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2018	Ending value on 2-28-2019	Expenses paid during period ended 2-28-2019[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$ 901.70	$5.66	1.20%
	Hypothetical example	1,000.00	1,018.80	6.01	1.20%
Class C	Actual expenses/actual returns	1,000.00	898.60	8.94	1.90%
	Hypothetical example	1,000.00	1,015.40	9.49	1.90%
Class I	Actual expenses/actual returns	1,000.00	903.00	4.25	0.90%
	Hypothetical example	1,000.00	1,020.30	4.51	0.90%
Class R1	Actual expenses/actual returns	1,000.00	900.30	7.35	1.56%
	Hypothetical example	1,000.00	1,017.10	7.80	1.56%
Class R2	Actual expenses/actual returns	1,000.00	902.20	5.28	1.12%
	Hypothetical example	1,000.00	1,019.20	5.61	1.12%
Class R3	Actual expenses/actual returns	1,000.00	901.20	6.32	1.34%
	Hypothetical example	1,000.00	1,018.10	6.71	1.34%
Class R4	Actual expenses/actual returns	1,000.00	903.10	4.48	0.95%
	Hypothetical example	1,000.00	1,020.10	4.76	0.95%
Class R5	Actual expenses/actual returns	1,000.00	903.90	3.78	0.80%
	Hypothetical example	1,000.00	1,020.80	4.01	0.80%
Class R6	Actual expenses/actual returns	1,000.00	903.70	3.78	0.80%
	Hypothetical example	1,000.00	1,020.80	4.01	0.80%
Class 1	Actual expenses/actual returns	1,000.00	903.40	3.96	0.84%
	Hypothetical example	1,000.00	1,020.60	4.21	0.84%
Class NAV	Actual expenses/actual returns	1,000.00	903.60	3.73	0.79%
	Hypothetical example	1,000.00	1,020.90	3.96	0.79%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	7

Fund’s investments
Summary of fund’s investments as of 2-28-19 (unaudited)
(showing percentage of total net assets)
This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling 1-800-225-5291. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.
	Shares	Value	% of Net Assets
Common stocks 98.3%		$458,892,849
(Cost $403,789,544)
Communication services 1.6%		7,524,628	1.6%
Consumer discretionary 13.6%		63,459,070	13.6%
Dave & Buster's Entertainment, Inc.	44,102	2,263,756	0.5%
Five Below, Inc. (A)	33,978	4,089,252	0.9%
Fox Factory Holding Corp. (A)	47,594	3,016,508	0.7%
Grand Canyon Education, Inc. (A)	43,928	5,081,492	1.1%
Quotient Technology, Inc. (A)	296,000	2,968,880	0.6%
Stitch Fix, Inc., Class A (A)(B)	102,500	2,851,550	0.6%
OTHER SECURITIES		43,187,632	9.2%
Consumer staples 3.1%		14,732,387	3.1%
Energy 6.5%		30,567,589	6.5%
Dril-Quip, Inc. (A)	62,303	2,654,731	0.6%
Frank's International NV (A)	547,728	3,428,777	0.7%
OTHER SECURITIES		24,484,081	5.2%
Financials 22.1%		103,085,958	22.1%
Ameris Bancorp	67,834	2,765,592	0.6%
BankUnited, Inc.	67,910	2,478,036	0.5%
BrightSphere Investment Group PLC	165,720	2,344,938	0.5%
Heritage Insurance Holdings, Inc.	159,129	2,374,205	0.5%
Hope Bancorp, Inc.	163,609	2,385,419	0.5%
Pinnacle Financial Partners, Inc.	56,928	3,341,104	0.7%
Popular, Inc.	74,758	4,214,856	0.9%
SLM Corp. (A)	265,680	2,935,764	0.6%
OTHER SECURITIES		80,246,044	17.3%
Health care 12.6%		59,004,790	12.6%
Amicus Therapeutics, Inc. (A)	183,828	2,224,319	0.5%
Cardiovascular Systems, Inc. (A)	81,782	2,892,629	0.6%
Catalent, Inc. (A)	73,447	3,174,379	0.7%
Global Blood Therapeutics, Inc. (A)	55,255	2,900,888	0.6%
Globus Medical, Inc., Class A (A)	102,728	5,001,826	1.1%
ICU Medical, Inc. (A)	12,443	3,057,992	0.7%
LHC Group, Inc. (A)	23,189	2,543,601	0.5%
Medidata Solutions, Inc. (A)	40,195	3,015,429	0.7%
Syneos Health, Inc. (A)	61,289	2,560,042	0.6%
8	JOHN HANCOCK NEW OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value	% of Net Assets
Health care (continued)
Wright Medical Group NV (A)	71,957	$2,252,974	0.5%
Zogenix, Inc. (A)	42,294	2,230,163	0.5%
OTHER SECURITIES		27,150,548	5.6%
Industrials 18.5%		86,212,254	18.5%
AAR Corp.	65,622	2,397,172	0.5%
Allegiant Travel Company	24,877	3,286,252	0.7%
American Woodmark Corp. (A)	47,307	4,030,556	0.9%
Exponent, Inc.	62,755	3,553,816	0.8%
Forrester Research, Inc.	46,265	2,322,503	0.5%
Powell Industries, Inc.	68,881	2,210,391	0.5%
Ritchie Brothers Auctioneers, Inc.	77,396	2,902,350	0.6%
Woodward, Inc.	27,761	2,674,495	0.6%
OTHER SECURITIES		62,834,719	13.4%
Information technology 14.3%		66,642,540	14.3%
EPAM Systems, Inc. (A)	20,905	3,382,011	0.7%
HubSpot, Inc. (A)	22,030	3,709,411	0.8%
MicroStrategy, Inc., Class A (A)	24,118	3,412,697	0.7%
Mimecast, Ltd. (A)	78,384	3,784,380	0.8%
Paylocity Holding Corp. (A)	44,346	3,883,379	0.8%
Rapid7, Inc. (A)	77,971	3,589,005	0.8%
Rogers Corp. (A)	32,464	5,040,036	1.1%
Silicon Laboratories, Inc. (A)	30,778	2,493,634	0.5%
Virtusa Corp. (A)	45,551	2,298,959	0.5%
OTHER SECURITIES		35,049,028	7.6%
Materials 4.7%		21,857,155	4.7%
Balchem Corp.	32,076	2,846,103	0.6%
Haynes International, Inc.	62,031	2,182,251	0.5%
Huntsman Corp.	89,952	2,229,910	0.5%
OTHER SECURITIES		14,598,891	3.1%
Real estate 1.2%		5,413,885	1.2%
QTS Realty Trust, Inc., Class A	58,454	2,439,285	0.5%
STAG Industrial, Inc.	81,866	2,266,051	0.5%
OTHER SECURITIES		708,549	0.2%
Utilities 0.1%		392,593	0.1%

	Yield (%)	Shares	Value	% of Net Assets
Securities lending collateral 2.8%			$13,157,012
(Cost $13,151,349)
John Hancock Collateral Trust (C)	2.5250(D)	1,314,768	13,157,012	2.8%
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	9

	Yield (%)	Shares	Value	% of Net Assets
Short-term investments 0.9%			$4,212,045
(Cost $4,212,045)
Money market funds 0.9%			4,212,045	0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class	2.3457(D)	4,212,045	4,212,045	0.9%
Total investments (Cost $421,152,938) 102.0%			$476,261,906	102.0%
Other assets and liabilities, net (2.0%)			(9,377,939)	(2.0)%
Total net assets 100.0%			$466,883,967	100.0%

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 2-28-19.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 2-28-19.
At 2-28-19, the aggregate cost of investments for federal income tax purposes was $422,555,697. Net unrealized appreciation aggregated to $53,706,209, of which $98,426,025 related to gross unrealized appreciation and $44,719,816 related to gross unrealized depreciation.
10	JOHN HANCOCK NEW OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-19 (unaudited)

Assets
Unaffiliated investments, at value (Cost $408,001,589) including $12,687,223 of securities loaned	$463,104,894
Affiliated investments, at value (Cost $13,151,349)	13,157,012
Total investments, at value (Cost $421,152,938)	476,261,906
Collateral held at broker for futures contracts	1,001,926
Dividends and interest receivable	356,941
Receivable for fund shares sold	30,761
Receivable for investments sold	30,849,560
Receivable for securities lending income	16,916
Receivable from affiliates	1,902
Other assets	61,108
Total assets	508,581,020
Liabilities
Due to custodian	10,222,694
Payable for investments purchased	3,455,811
Payable for fund shares repurchased	263,836
Interfund lending payable	14,345,537
Payable upon return of securities loaned	13,164,309
Payable to affiliates
Accounting and legal services fees	24,309
Transfer agent fees	55,972
Distribution and service fees	147
Trustees' fees	493
Other liabilities and accrued expenses	163,945
Total liabilities	41,697,053
Net assets	$466,883,967
Net assets consist of
Paid-in capital	$412,178,596
Total distributable earnings (loss)	54,705,371
Net assets	$466,883,967

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	11

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($293,618,503 ÷ 12,419,939 shares)[1]	$23.64
Class C ($7,617,596 ÷ 332,288 shares)[1]	$22.92
Class I ($11,894,864 ÷ 502,909 shares)	$23.65
Class R1 ($382,604 ÷ 16,280 shares)	$23.50
Class R2 ($51,077 ÷ 2,160 shares)	$23.65
Class R3 ($73,535 ÷ 3,118 shares)	$23.58
Class R4 ($42,334 ÷ 1,790 shares)	$23.65
Class R5 ($39,187 ÷ 1,655 shares)	$23.68
Class R6 ($1,544,195 ÷ 65,319 shares)	$23.64
Class 1 ($48,609,615 ÷ 2,039,089 shares)	$23.84
Class NAV ($103,010,457 ÷ 4,356,696 shares)	$23.64
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$24.88

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
12	JOHN HANCOCK NEW OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended  2-28-19 (unaudited)

Investment income
Dividends	$3,433,445
Securities lending	190,385
Interest	70,177
Less foreign taxes withheld	(10,877)
Total investment income	3,683,130
Expenses
Investment management fees	2,183,406
Distribution and service fees	498,320
Accounting and legal services fees	42,509
Transfer agent fees	179,140
Trustees' fees	4,447
Custodian fees	45,547
State registration fees	70,305
Printing and postage	32,883
Professional fees	45,510
Other	15,149
Total expenses	3,117,216
Less expense reductions	(360,301)
Net expenses	2,756,915
Net investment income	926,215
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	21,360,266
Affiliated investments	(539)
Futures contracts	(29,185)
21,330,542
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(85,204,205)
Affiliated investments	(5,843)
(85,210,048)
Net realized and unrealized loss	(63,879,506)
Decrease in net assets from operations	$(62,953,291)

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	13

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-19 (unaudited)	Year ended 8-31-18
Increase (decrease) in net assets
From operations
Net investment income	$926,215	$965,731
Net realized gain	21,330,542	68,928,621
Change in net unrealized appreciation (depreciation)	(85,210,048)	63,816,194
Increase (decrease) in net assets resulting from operations	(62,953,291)	133,710,546
Distributions to shareholders
From net investment income and net realized gain
Class A	(46,343,707)	—
Class C	(1,235,586)	—
Class I	(1,987,882)	—
Class R1	(57,184)	—
Class R2	(9,002)	—
Class R3	(12,095)	—
Class R4	(7,668)	—
Class R5	(7,341)	—
Class R6	(237,404)	—
Class 1	(7,701,038)	—
Class NAV	(25,256,897)	—
From net investment income
Class A	—	(356,495)
Class I	—	(45,452)
Class R1	—	(94)
Class R2	—	(121)
Class R3	—	(7)
Class R4	—	(1,140)
Class R5	—	(224)
Class R6	—	(7,353)
Class 1	—	(245,768)
Class NAV	—	(798,431)
From net realized gain
Class A	—	(21,367,657)
Class C	—	(1,443,751)
Class I	—	(823,096)
Class R1	—	(28,543)
Class R2	—	(4,352)
Class R3	—	(4,340)
Class R4	—	(23,545)
Class R5	—	(3,339)
Class R6	—	(109,408)
Class 1	—	(3,922,799)
14	JOHN HANCOCK NEW OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	Six months ended 2-28-19 (unaudited)	Year ended 8-31-18
Class NAV	—	$(11,597,205)
Total distributions	$ (82,855,804)	(40,783,120)
From fund share transactions	(7,151,706)	(8,748,245)
Total increase (decrease)	(152,960,801)	84,179,181
Net assets
Beginning of period	619,844,768	535,665,587
End of period[1]	$466,883,967	$619,844,768

[1]	Net assets - End of period includes undistributed net investment income of $336,320 at August 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	15

Financial highlights
CLASS A SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$31.99	$27.28	$24.38	$25.43	$27.07
Net investment income (loss)[3]	0.03	0.01	0.01	0.01	(0.01)
Net realized and unrealized gain (loss) on investments	(4.06)	6.75	2.98	1.15	(1.63)
Total from investment operations	(4.03)	6.76	2.99	1.16	(1.64)
Less distributions
From net investment income	(0.01)	(0.03)	(0.02)	—	—
From net realized gain	(4.31)	(2.02)	(0.07)	(2.21)	—
Total distributions	(4.32)	(2.05)	(0.09)	(2.21)	—
Net asset value, end of period	$23.64	$31.99	$27.28	$24.38	$25.43
Total return (%)[4,5]	(9.83) [6]	25.66	12.27	5.17	(6.06) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$294	$352	$297	$299	$— [7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.34 [8]	1.40	1.42	1.54	1.62 [8]
Expenses including reductions	1.20 [8]	1.20	1.21	1.22	1.44 [8]
Net investment income (loss)	0.20 [8]	0.02	0.05	0.06	(0.12) [8]
Portfolio turnover (%)	16	52	41	49 [9]	78 [10]

[1]	Six months ended 2-28-19. Unaudited.
[2]	The inception date for Class A shares is 5-27-15.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Excludes merger activity.
[10]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
16	JOHN HANCOCK NEW OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$31.27	$26.86	$24.15	$25.39	$27.07
Net investment loss[3]	(0.06)	(0.19)	(0.17)	(0.15)	(0.06)
Net realized and unrealized gain (loss) on investments	(3.98)	6.62	2.95	1.12	(1.62)
Total from investment operations	(4.04)	6.43	2.78	0.97	(1.68)
Less distributions
From net realized gain	(4.31)	(2.02)	(0.07)	(2.21)	—
Net asset value, end of period	$22.92	$31.27	$26.86	$24.15	$25.39
Total return (%)[4,5]	(10.14) [6]	24.76	11.52	4.38	(6.21) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$8	$9	$20	$21	$— [7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.04 [8]	2.10	2.12	2.24	2.31 [8]
Expenses including reductions	1.90 [8]	1.90	1.91	1.93	2.14 [8]
Net investment loss	(0.50) [8]	(0.68)	(0.65)	(0.64)	(0.83) [8]
Portfolio turnover (%)	16	52	41	49 [9]	78 [10]

[1]	Six months ended 2-28-19. Unaudited.
[2]	The inception date for Class C shares is 5-27-15.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Excludes merger activity.
[10]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	17

CLASS I SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$32.07	$27.33	$24.41	$25.45	$27.07
Net investment income[3]	0.07	0.09	0.10	0.09	0.01
Net realized and unrealized gain (loss) on investments	(4.08)	6.78	2.98	1.15	(1.63)
Total from investment operations	(4.01)	6.87	3.08	1.24	(1.62)
Less distributions
From net investment income	(0.10)	(0.11)	(0.09)	(0.07)	—
From net realized gain	(4.31)	(2.02)	(0.07)	(2.21)	—
Total distributions	(4.41)	(2.13)	(0.16)	(2.28)	—
Net asset value, end of period	$23.65	$32.07	$27.33	$24.41	$25.45
Total return (%)[4]	(9.70) [5]	26.06	12.61	5.50	(5.98) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$12	$15	$11	$9	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.06 [7]	1.11	1.11	1.23	1.30 [7]
Expenses including reductions	0.90 [7]	0.90	0.90	0.92	1.13 [7]
Net investment income	0.51 [7]	0.32	0.38	0.37	0.18 [7]
Portfolio turnover (%)	16	52	41	49 [8]	78 [9]

[1]	Six months ended 2-28-19. Unaudited.
[2]	The inception date for Class I shares is 5-27-15.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Excludes merger activity.
[9]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
18	JOHN HANCOCK NEW OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R1 SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$31.86	$27.24	$24.35	$25.42	$27.07
Net investment loss[3]	(0.02)	(0.09)	(0.01)	(0.02)	(0.02)
Net realized and unrealized gain (loss) on investments	(4.03)	6.74	2.97	1.16	(1.63)
Total from investment operations	(4.05)	6.65	2.96	1.14	(1.65)
Less distributions
From net investment income	—	(0.01)	—	—	—
From net realized gain	(4.31)	(2.02)	(0.07)	(2.21)	—
Total distributions	(4.31)	(2.03)	(0.07)	(2.21)	—
Net asset value, end of period	$23.50	$31.86	$27.24	$24.35	$25.42
Total return (%)[4]	(9.97) [5]	25.23	12.16	5.09	(6.10) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [6]	$— [6]	$— [6]	$— [6]	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.69 [7]	1.72	1.52	1.64	1.71 [7]
Expenses including reductions	1.56 [7]	1.52	1.31	1.42	1.63 [7]
Net investment loss	(0.15) [7]	(0.29)	(0.04)	(0.07)	(0.32) [7]
Portfolio turnover (%)	16	52	41	49 [8]	78 [9]

[1]	Six months ended 2-28-19. Unaudited.
[2]	The inception date for Class R1 shares is 5-27-15.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Excludes merger activity.
[9]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	19

CLASS R2 SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$32.02	$27.30	$24.41	$25.44	$27.07
Net investment income (loss)[3]	0.04	0.04	0.03	0.04	(0.01)
Net realized and unrealized gain (loss) on investments	(4.06)	6.76	2.98	1.16	(1.62)
Total from investment operations	(4.02)	6.80	3.01	1.20	(1.63)
Less distributions
From net investment income	(0.04)	(0.06)	(0.05)	(0.02)	—
From net realized gain	(4.31)	(2.02)	(0.07)	(2.21)	—
Total distributions	(4.35)	(2.08)	(0.12)	(2.23)	—
Net asset value, end of period	$23.65	$32.02	$27.30	$24.41	$25.44
Total return (%)[4]	(9.78) [5]	25.78	12.34	5.34	(6.02) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [6]	$— [6]	$— [6]	$— [6]	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.26 [7]	1.29	1.33	1.39	1.46 [7]
Expenses including reductions	1.12 [7]	1.09	1.12	1.17	1.38 [7]
Net investment income (loss)	0.29 [7]	0.14	0.13	0.17	(0.07) [7]
Portfolio turnover (%)	16	52	41	49 [8]	78 [9]

[1]	Six months ended 2-28-19. Unaudited.
[2]	The inception date for Class R2 shares is 5-27-15.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Excludes merger activity.
[9]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
20	JOHN HANCOCK NEW OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R3 SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$31.92	$27.23	$24.35	$25.42	$27.07
Net investment income (loss)[3]	0.01	(0.03)	(0.01)	(0.02)	(0.02)
Net realized and unrealized gain (loss) on investments	(4.04)	6.74	2.96	1.16	(1.63)
Total from investment operations	(4.03)	6.71	2.95	1.14	(1.65)
Less distributions
From net investment income	—	— [4]	—	—	—
From net realized gain	(4.31)	(2.02)	(0.07)	(2.21)	—
Total distributions	(4.31)	(2.02)	(0.07)	(2.21)	—
Net asset value, end of period	$23.58	$31.92	$27.23	$24.35	$25.42
Total return (%)[5]	(9.88) [6]	25.50	12.12	5.09	(6.10) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [7]	$— [7]	$— [7]	$— [7]	$— [7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.48 [8]	1.53	1.53	1.64	1.71 [8]
Expenses including reductions	1.34 [8]	1.33	1.32	1.42	1.63 [8]
Net investment income (loss)	0.08 [8]	(0.10)	(0.06)	(0.07)	(0.32) [8]
Portfolio turnover (%)	16	52	41	49 [9]	78 [10]

[1]	Six months ended 2-28-19. Unaudited.
[2]	The inception date for Class R3 shares is 5-27-15.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Excludes merger activity.
[10]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	21

CLASS R4 SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$32.05	$27.34	$24.41	$25.44	$27.07
Net investment income[3]	0.06	0.08	0.12	0.07	— [4]
Net realized and unrealized gain (loss) on investments	(4.07)	6.75	2.95	1.16	(1.63)
Total from investment operations	(4.01)	6.83	3.07	1.23	(1.63)
Less distributions
From net investment income	(0.08)	(0.10)	(0.07)	(0.05)	—
From net realized gain	(4.31)	(2.02)	(0.07)	(2.21)	—
Total distributions	(4.39)	(2.12)	(0.14)	(2.26)	—
Net asset value, end of period	$23.65	$32.05	$27.34	$24.41	$25.44
Total return (%)[5]	(9.69) [6]	25.92	12.55	5.46	(6.02) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [7]	$— [7]	$1	$— [7]	$— [7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.19 [8]	1.35	1.27	1.39	1.46 [8]
Expenses including reductions	0.95 [8]	0.96	0.95	1.07	1.28 [8]
Net investment income	0.46 [8]	0.27	0.46	0.28	0.03 [8]
Portfolio turnover (%)	16	52	41	49 [9]	78 [10]

[1]	Six months ended 2-28-19. Unaudited.
[2]	The inception date for Class R4 shares is 5-27-15.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Excludes merger activity.
[10]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
22	JOHN HANCOCK NEW OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R5 SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$32.11	$27.37	$24.43	$25.46	$27.07
Net investment income[3]	0.08	0.14	0.12	0.10	0.02
Net realized and unrealized gain (loss) on investments	(4.07)	6.76	2.99	1.16	(1.63)
Total from investment operations	(3.99)	6.90	3.11	1.26	(1.61)
Less distributions
From net investment income	(0.13)	(0.14)	(0.10)	(0.08)	—
From net realized gain	(4.31)	(2.02)	(0.07)	(2.21)	—
Total distributions	(4.44)	(2.16)	(0.17)	(2.29)	—
Net asset value, end of period	$23.68	$32.11	$27.37	$24.43	$25.46
Total return (%)[4]	(9.61) [5]	26.17	12.72	5.59	(5.95) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [6]	$— [6]	$— [6]	$— [6]	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.94 [7]	1.00	1.02	1.14	1.21 [7]
Expenses including reductions	0.80 [7]	0.80	0.81	0.92	1.09 [7]
Net investment income	0.61 [7]	0.46	0.46	0.43	0.22 [7]
Portfolio turnover (%)	16	52	41	49 [8]	78 [9]

[1]	Six months ended 2-28-19. Unaudited.
[2]	The inception date for Class R5 shares is 5-27-15.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Excludes merger activity.
[9]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	23

CLASS R6 SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$32.07	$27.34	$24.40	$25.46	$27.07
Net investment income[3]	0.08	0.12	0.12	0.10	0.01
Net realized and unrealized gain (loss) on investments	(4.08)	6.77	2.99	1.14	(1.62)
Total from investment operations	(4.00)	6.89	3.11	1.24	(1.61)
Less distributions
From net investment income	(0.12)	(0.14)	(0.10)	(0.09)	—
From net realized gain	(4.31)	(2.02)	(0.07)	(2.21)	—
Total distributions	(4.43)	(2.16)	(0.17)	(2.30)	—
Net asset value, end of period	$23.64	$32.07	$27.34	$24.40	$25.46
Total return (%)[4]	(9.63) [5]	26.16	12.73	5.52	(5.95) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$2	$2	$2	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.94 [7]	1.00	1.02	1.14	1.21 [7]
Expenses including reductions	0.80 [7]	0.80	0.80	0.90	1.11 [7]
Net investment income	0.60 [7]	0.42	0.46	0.41	0.19 [7]
Portfolio turnover (%)	16	52	41	49 [8]	78 [9]

[1]	Six months ended 2-28-19. Unaudited.
[2]	The inception date for Class R6 shares is 5-27-15.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Excludes merger activity.
[9]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
24	JOHN HANCOCK NEW OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS 1 SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$32.29	$27.51	$24.56	$25.59	$30.84	$28.54
Net investment income[2]	0.07	0.11	0.11	0.09	0.07	— [3]
Net realized and unrealized gain (loss) on investments	(4.10)	6.82	3.01	1.17	(0.67)	5.25
Total from investment operations	(4.03)	6.93	3.12	1.26	(0.60)	5.25
Less distributions
From net investment income	(0.11)	(0.13)	(0.10)	(0.08)	(0.03)	(0.06)
From net realized gain	(4.31)	(2.02)	(0.07)	(2.21)	(4.62)	(2.89)
Total distributions	(4.42)	(2.15)	(0.17)	(2.29)	(4.65)	(2.95)
Net asset value, end of period	$23.84	$32.29	$27.51	$24.56	$25.59	$30.84
Total return (%)[4]	(9.66) [5]	26.10	12.71	5.56	(2.44)	18.66
Ratios and supplemental data
Net assets, end of period (in millions)	$49	$59	$56	$55	$62	$75
Ratios (as a percentage of average net assets):
Expenses before reductions	0.98 [6]	1.04	1.05	1.17	1.13	1.12
Expenses including reductions	0.84 [6]	0.84	0.84	0.95	1.05	1.03
Net investment income	0.56 [6]	0.38	0.43	0.40	0.25	— [7]
Portfolio turnover (%)	16	52	41	49 [8]	78	30

[1]	Six months ended 2-28-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Less than 0.005%.
[8]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	25

CLASS NAV SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$32.08	$27.34	$24.41	$25.45	$30.70	$28.42
Net investment income[2]	0.08	0.13	0.13	0.10	0.09	0.02
Net realized and unrealized gain (loss) on investments	(4.08)	6.77	2.98	1.16	(0.68)	5.23
Total from investment operations	(4.00)	6.90	3.11	1.26	(0.59)	5.25
Less distributions
From net investment income	(0.13)	(0.14)	(0.11)	(0.09)	(0.04)	(0.08)
From net realized gain	(4.31)	(2.02)	(0.07)	(2.21)	(4.62)	(2.89)
Total distributions	(4.44)	(2.16)	(0.18)	(2.30)	(4.66)	(2.97)
Net asset value, end of period	$23.64	$32.08	$27.34	$24.41	$25.45	$30.70
Total return (%)[3]	(9.64) [4]	26.17	12.75	5.61	(2.39)	18.72
Ratios and supplemental data
Net assets, end of period (in millions)	$103	$182	$149	$145	$153	$139
Ratios (as a percentage of average net assets):
Expenses before reductions	0.93 [5]	0.99	1.00	1.12	1.08	1.07
Expenses including reductions	0.79 [5]	0.79	0.79	0.90	1.00	0.98
Net investment income	0.60 [5]	0.43	0.47	0.44	0.31	0.05
Portfolio turnover (%)	16	52	41	49 [6]	78	30

[1]	Six months ended 2-28-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes merger activity.
26	JOHN HANCOCK NEW OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock New Opportunities Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered by the fund are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or MFC, and certain 529 plans. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       27

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of February 28, 2019, by major security category or type:

	Total value at 2-28-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$7,524,628	$7,524,148	—	$480
Consumer discretionary	63,459,070	63,459,070	—	—
Consumer staples	14,732,387	14,732,387	—	—
Energy	30,567,589	30,567,589	—	—
Financials	103,085,958	103,081,753	—	4,205
Health care	59,004,790	59,002,738	—	2,052
Industrials	86,212,254	86,212,254	—	—
Information technology	66,642,540	66,642,540	—	—
Materials	21,857,155	21,857,155	—	—
Real estate	5,413,885	5,413,885	—	—
Utilities	392,593	392,593	—	—
Securities lending collateral	13,157,012	13,157,012	—	—
Short-term investments	4,212,045	4,212,045	—	—
Total investments in securities	$476,261,906	$476,255,169	—	$6,737

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the

SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       28

borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 28, 2019, the fund loaned common stocks valued at $12,687,223 and received $13,164,309 of cash collateral.

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Any overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2019, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2019 were $1,586.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       29

As of August 31, 2018, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to investments in passive foreign investment companies and wash sale loss deferrals.

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures are traded on an exchange. Exchange-traded transactions generally present less counterparty risk to a fund than OTC transactions. The exchange stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange.

Collateral or margin requirements for exchange-traded derivatives are set by the broker. Margin for exchange-traded transactions is detailed in the Statements of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund for exchange-traded transactions, if any, are identified in the Portfolio of investments.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable / payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the six months ended February 28, 2019, the fund used futures contracts to substitute for securities purchased. The fund held futures contracts with notional values ranging from up to $23.2 million, as measured during the period. There were no open futures contracts as of February 28, 2019.

SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       30

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2019:

Statement of operations location - net realized gain (loss) on:
Risk	Futures contracts	Total
Interest rate	($29,185)	($29,185)
Total	($29,185)	($29,185)

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of MFC.

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.900% of the first $2 billion of the fund's aggregate daily net assets; and (b) 0.850% of the fund's aggregate daily net assets in excess of $2 billion. Aggregate net assets include the net assets of the fund and Small Cap Opportunities Trust, a series of John Hancock Variable Investment Trust. The Advisor has subadvisory agreements with Brandywine Global Investment Management, LLC; Dimensional Fund Advisors LP; and GW&K Investment Management, LLC. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2019, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This agreement expires on June 30, 2020, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.79% of average daily net assets of the fund. For the purpose of this agreement, "expenses of the fund" means all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class-specific expenses, acquired fund fees, borrowing costs, prime brokerage fees and short dividend expense. This agreement expires on December 31, 2019, unless renewed by mutual agreement of the fund and the Advisor based upon determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of Class A, Class C and Class I shares exceed 1.21%, 1.91% and 0.90%, respectively, of average net assets attributable to the applicable class. For purposes of this agreement, "expenses of Class A, Class C and Class I shares" means all expenses of the fund plus class specific expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees, borrowing costs, prime brokerage fees and short dividend expense. This agreement expires on December 31, 2019,

SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       31

unless renewed by mutual agreement of the fund and the Advisor based upon determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to waive its management fee so that the amount retained by the Advisor after payment of the subadvisory fees does not exceed 0.45% of the fund's average daily net assets. This agreement expires on December 31, 2019, unless renewed by mutual agreement of the fund and the Advisor based upon determination that this is appropriate under the circumstances at that time.

The Advisor has voluntarily agreed to reduce its management fees for the fund, or if necessary make payment to the fund, in an amount equal to the amount by which the expenses of the fund exceed 0.20% of the average net assets of the fund. For purposes of this agreement, "expenses of the fund" means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) advisory fees, (f) class-specific fees, (g) acquired fund fees, and (h) short dividend expense. This voluntary expense reimbursement will continue in effect until terminated at any time by the Advisor on notice to the fund.

The Advisor has voluntarily agreed to waive a portion of its management fees for the fund. This voluntary waiver is the amount that the subadvisory fee is reduced by Brandywine Global Investment Management, LLC. This voluntary expense reimbursement may terminate at anytime.

For the six months ended February 28, 2019, the expense reductions described above amount to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$202,393	Class R4	$31
Class C	5,280	Class R5	30
Class I	9,982	Class R6	1,041
Class R1	251	Class 1	33,930
Class R2	36	Class NAV	107,254
Class R3	50	Total	$360,278

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees incurred for the six months ended February 28, 2019 were equivalent to a net annual effective rate of 0.69% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class C, Class R1, Class R2, Class R3, Class R4 and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R1, Class R2, Class R3, Class R4 and Class R5 shares, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee	Service fee	Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—	Class R3	0.50%	0.15%
Class C	1.00%	—	Class R4	0.25%	0.10%
Class R1	0.50%	0.25%	Class R5	—	0.05%
Class R2	0.25%	0.25%	Class 1	0.05%	—

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The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2019, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $23 for Class R4 shares for the six months ended February 28, 2019.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $31,313 for the six months ended February 28, 2019. Of this amount, $4,896 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $24,238 was paid as sales commissions to broker-dealers and $2,179 was paid as sales commissions to sales personnel of Signator Investors, Inc., which had been a broker-dealer affiliate of the Advisor through November 2, 2018.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2019, CDSCs received by the Distributor amounted to $238 and $25 for Class A and Class C shares, respectively.

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 28, 2019 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$445,395	$166,323
Class C	38,753	4,340
Class I	—	8,337
Class R1	1,383	24
Class R2	85	4
Class R3	194	5
Class R4	57	3
Class R5	—	2
Class R6	—	102
Class 1	12,453	—
Total	$498,320	$179,140

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are presented under the caption Payable for interfund lending in the Statement of assets and liabilities. Interest expense is included in

SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       33

Other expenses on the Statement of operations. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or lender	Weighted average loan balance	Days outstanding	Weighted average interest rate	Interest income (expense)
Borrower	$14,345,537	3	2.350%	($2,809)
Lender	$2,000,000	1	2.350%	131

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended February 28, 2019 and for the year ended August 31, 2018 were as follows:

		Six months ended 2-28-19		Year ended 8-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	212,676	$5,114,709	666,007	$19,699,571
Distributions reinvested	2,181,150	42,815,975	694,905	19,909,029
Repurchased	(967,551)	(23,088,236)	(1,259,950)	(37,092,688)
Net increase	1,426,275	$24,842,448	100,962	$2,515,912
Class C shares
Sold	13,767	$330,948	33,496	$984,349
Distributions reinvested	48,347	921,498	44,938	1,264,992
Repurchased	(25,675)	(641,837)	(530,502)	(15,339,853)
Net increase (decrease)	36,439	$610,609	(452,068)	$(13,090,512)
Class I shares
Sold	37,044	$1,008,350	144,321	$4,312,556
Distributions reinvested	97,633	1,916,539	28,959	829,956
Repurchased	(95,126)	(2,295,757)	(116,639)	(3,406,582)
Net increase	39,551	$629,132	56,641	$1,735,930
Class R1 shares
Sold	205	$5,320	13,555	$372,138
Distributions reinvested	2,928	57,183	883	25,267
Repurchased	(37)	(1,006)	(5,172)	(152,213)
Net increase	3,096	$61,497	9,266	$245,192
Class R2 shares
Sold	102	$2,910	625	$18,636
Distributions reinvested	91	1,780	36	1,030
Repurchased	—	—	(2,388)	(71,998)
Net increase (decrease)	193	$4,690	(1,727)	$(52,332)
Class R3 shares
Sold	291	$7,769	395	$11,551
Distributions reinvested	251	4,922	34	982
Repurchased	(1)	(18)	(2,029)	(60,810)
Net increase (decrease)	541	$12,673	(1,600)	$(48,277)
Class R4 shares
Sold	34	$775	2,103	$63,023
Distributions reinvested	19	382	861	24,685
Repurchased	—	—	(21,331)	(630,697)
Net increase (decrease)	53	$1,157	(18,367)	$(542,989)

SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       34

		Six months ended 2-28-19		Year ended 8-31-18
	Shares	Amount	Shares	Amount
Class R5 shares
Repurchased	—	—	(2,039)	$(60,783)
Net decrease	—	—	(2,039)	$(60,783)
Class R6 shares
Sold	311	$7,903	2,632	$78,346
Distributions reinvested	12,100	237,404	4,075	116,761
Repurchased	(3,959)	(108,204)	(7,300)	(218,112)
Net increase (decrease)	8,452	$137,103	(593)	$(23,005)
Class 1 shares
Sold	58,320	$1,531,641	156,749	$4,689,393
Distributions reinvested	389,335	7,701,038	144,491	4,168,567
Repurchased	(247,964)	(6,332,787)	(503,385)	(14,974,690)
Net increase (decrease)	199,691	$2,899,892	(202,145)	$(6,116,730)
Class NAV shares
Sold	93,479	$2,437,091	733,825	$21,659,407
Distributions reinvested	1,287,304	25,256,897	432,658	12,395,637
Repurchased	(2,702,581)	(64,044,895)	(922,592)	(27,365,695)
Net increase (decrease)	(1,321,798)	$(36,350,907)	243,891	$6,689,349
Total net increase (decrease)	392,493	$(7,151,706)	(267,779)	$(8,748,245)

Affiliates of the fund owned shares of the following classes on February 28, 2019. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Class	% by Class	Class	% by Class
Class R2	77%	Class R5	100%
Class R3	53%	Class 1	100%
Class R4	93%	Class NAV	100%

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $84,819,283 and $174,469,993, respectively, for the six months ended February 28, 2019.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 28, 2019, funds within the John Hancock group of funds complex held 22.1% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliated concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	11.0%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	6.3%

SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       35

Note 9 — Investment in affiliated underlying funds

The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust*	6,244,344	7,630,249	(12,559,825)	1,314,768	—	—	($539)	($5,843)	$13,157,012
*Refer to the Securities lending note within Note 2 for details regarding this investment.

Note 10 — Subsequent event

Effective as of March 13, 2019, Class NAV was fully liquidated.

SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       36

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler**
Secretary and Chief Legal Officer

Investment advisor

John Hancock Advisers, LLC

Subadvisors

Brandywine Global Investment Management, LLC
Dimensional Fund Advisors LP
GW & K Investment Management, LLC

Portfolio Managers

The Investment Management Teams at Brandywine Global, Dimensional, and GW&K

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee
#Effective 6-19-18

**Effective 9-13-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK NEW OPPORTUNITIES FUND       37

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

Greater China Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Disciplined Alternative Yield

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Infrastructure

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 200 Berkeley Street ■ Boston, MA 02116-5010 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock New Opportunities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF767034	452SA 2/19 4/19

John Hancock

Small Cap Growth Fund

Semiannual report 2/28/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investments at 800-225-5291 (Class A and Class C shares) or 888-972-8696 (Class I, Class R6 and Class NAV shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investments or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investments or your financial intermediary.

A message to shareholders

Dear shareholder,

The six months ended February 28, 2019 were challenging for equity investors as stock markets across many major economies worldwide posted losses, despite rebounding during the first few months of the new year. In the United States, new tariffs on a range of imports and heightened fears of a full-blown trade war with China weighed on investor sentiment despite relatively supportive U.S. economic fundamentals. Global economic growth slowed, and international markets faced some challenging headwinds that may not abate in the near future.

Concerns about the potential for a more widespread global economic slowdown led to a significant increase in volatility as well as a flight to quality, particularly in the final months of 2018. While at John Hancock Investments we believe that the bull market appears to be in the later innings, the economic underpinnings in the United States suggest that there's still room for stocks to run.

Your best resource in unpredictable and volatile markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee investment returns and does not eliminate risk of loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Small Cap Growth Fund

2	Your fund at a glance
3	Portfolio summary
4	A look at performance
6	Your expenses
8	Fund's investments
11	Financial statements
14	Financial highlights
19	Notes to financial statements
26	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP GROWTH FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/19 (%)

The Russell 2000 Growth Index is an unmanaged index that measures the performance of those Russell 2000 Index companies with greater than average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

1	Class A shares were first offered on 3-27-18. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP GROWTH FUND       2

Portfolio summary

SECTOR COMPOSITION AS OF 2/28/19 (%)

TOP 10 HOLDINGS AS OF 2/28/19 (%)

Horizon Pharma PLC	3.5
Insperity, Inc.	2.8
The Brink's Company	2.7
Moog, Inc., Class A	2.6
Virtusa Corp.	2.5
Omnicell, Inc.	2.5
Merit Medical Systems, Inc.	2.4
GW Pharmaceuticals PLC, ADR	2.4
Monolithic Power Systems, Inc.	2.4
FirstCash, Inc.	2.3
TOTAL	26.1
As a percentage of net assets.
Cash and cash equivalents are not included.

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP GROWTH FUND       3

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  FEBRUARY 28, 2019

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A1	-0.11	6.40	16.42	-14.15	36.38	357.32
Class C1	3.59	7.35	16.94	-10.86	42.56	378.15
Class I1,2	5.33	7.54	17.04	-9.59	43.80	382.33
Class R6[1,2]	5.51	7.57	17.06	-9.48	44.05	383.16
Class NAV[2]	5.51	7.57	17.06	-9.48	44.05	383.16
Index†	6.70	8.16	17.69	-9.14	48.06	409.66

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.0%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The expense ratios are as follows:

	Class A*	Class C*	Class I*	Class R6*	Class NAV
Gross (%)	1.34	2.09	1.10	0.99	0.98
Net (%)	1.33	2.08	1.09	0.98	0.97

*Expenses have been estimated for the first year of operations of Class A, C, I and R6 shares.

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Russell 2000 Growth Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP GROWTH FUND       4

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Small Cap Growth Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Russell 2000 Growth Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C1,3	2-28-09	47,815	47,815	50,966
Class I1,2	2-28-09	48,233	48,233	50,966
Class R6[1,2]	2-28-09	48,316	48,316	50,966
Class NAV[2]	2-28-09	48,316	48,316	50,966

The Russell 2000 Growth Index is an unmanaged index that measures the performance of those Russell 2000 Index companies with greater average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Class A, Class C, Class I, and Class R6 shares were first offered on 3-27-18. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
2	For certain types of investors, as described in the fund's prospectuses.
3	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP GROWTH FUND       5

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2018, with the same investment held until February 28, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2018, with the same investment held until February 28, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
6	JOHN HANCOCK SMALL CAP GROWTH FUND | SEMIANNUAL REPORT

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2018	Ending value on 2-28-2019	Expenses paid during period ended 2-28-2019[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$ 903.50	$ 6.32	1.34%
	Hypothetical example	1,000.00	1,018.10	6.71	1.34%
Class C	Actual expenses/actual returns	1,000.00	900.00	9.85	2.09%
	Hypothetical example	1,000.00	1,014.40	10.44	2.09%
Class I	Actual expenses/actual returns	1,000.00	904.10	5.24	1.11%
	Hypothetical example	1,000.00	1,019.30	5.56	1.11%
Class R6	Actual expenses/actual returns	1,000.00	905.20	4.68	0.99%
	Hypothetical example	1,000.00	1,019.90	4.96	0.99%
Class NAV	Actual expenses/actual returns	1,000.00	905.20	4.63	0.98%
	Hypothetical example	1,000.00	1,019.90	4.91	0.98%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP GROWTH FUND	7

Fund’s investments
AS OF 2-28-19 (unaudited)
	Shares	Value
Common stocks 97.7%		$384,720,077
(Cost $336,565,859)
Communication services 2.0%		7,889,899
Wireless telecommunication services 2.0%
Boingo Wireless, Inc. (A)	352,700	7,889,899
Consumer discretionary 15.5%		61,172,693
Diversified consumer services 3.5%
Chegg, Inc. (A)	159,052	6,303,231
Grand Canyon Education, Inc. (A)	65,234	7,546,269
Hotels, restaurants and leisure 6.6%
Dave & Buster's Entertainment, Inc.	130,899	6,719,046
Planet Fitness, Inc., Class A (A)	152,760	8,979,233
Red Rock Resorts, Inc., Class A	182,640	5,135,837
Wingstop, Inc.	79,879	5,320,740
Internet and direct marketing retail 1.9%
Etsy, Inc. (A)	103,961	7,409,300
Multiline retail 1.3%
Ollie's Bargain Outlet Holdings, Inc. (A)	59,766	5,272,557
Specialty retail 2.2%
Five Below, Inc. (A)	70,515	8,486,480
Consumer staples 3.4%		13,314,617
Food products 1.8%
The Simply Good Foods Company (A)	349,952	7,160,018
Household products 1.6%
WD-40 Company (B)	34,389	6,154,599
Financials 7.1%		28,127,821
Capital markets 1.6%
Focus Financial Partners, Inc., Class A (A)	167,987	6,358,308
Consumer finance 4.4%
FirstCash, Inc.	104,558	9,165,554
Green Dot Corp., Class A (A)	128,183	8,274,213
Thrifts and mortgage finance 1.1%
LendingTree, Inc. (A)(B)	13,575	4,329,746
Health care 27.7%		109,132,457
Biotechnology 4.4%
CareDx, Inc. (A)	199,430	6,206,262
Ligand Pharmaceuticals, Inc. (A)(B)	51,222	6,355,626
Repligen Corp. (A)	81,559	4,854,392
Health care equipment and supplies 5.7%
Inogen, Inc. (A)	57,432	6,171,643
8	JOHN HANCOCK SMALL CAP GROWTH FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Health care (continued)
Health care equipment and supplies (continued)
Merit Medical Systems, Inc. (A)	170,945	$9,526,765
Penumbra, Inc. (A)	49,580	6,627,359
Health care providers and services 4.4%
AMN Healthcare Services, Inc. (A)	96,703	4,836,117
LHC Group, Inc. (A)	59,926	6,573,283
PetIQ, Inc. (A)	194,085	5,843,899
Health care technology 5.4%
Medidata Solutions, Inc. (A)	81,385	6,105,503
Omnicell, Inc. (A)	113,977	9,682,346
Vocera Communications, Inc. (A)	168,019	5,568,150
Life sciences tools and services 1.9%
Medpace Holdings, Inc. (A)	135,278	7,433,526
Pharmaceuticals 5.9%
GW Pharmaceuticals PLC, ADR (A)(B)	54,217	9,325,866
Horizon Pharma PLC (A)	483,341	14,021,720
Industrials 14.5%		57,049,452
Aerospace and defense 2.6%
Moog, Inc., Class A	108,064	10,153,693
Building products 2.2%
Trex Company, Inc. (A)	113,382	8,497,981
Commercial services and supplies 2.7%
The Brink's Company	137,301	10,835,795
Electrical equipment 2.0%
Generac Holdings, Inc. (A)	153,975	7,938,951
Professional services 5.0%
ASGN, Inc. (A)	132,840	8,556,224
Insperity, Inc.	87,644	11,066,808
Information technology 25.3%		99,428,163
Communications equipment 2.1%
Viavi Solutions, Inc. (A)	641,839	8,427,346
Electronic equipment, instruments and components 2.1%
Novanta, Inc. (A)	99,527	8,134,342
IT services 4.2%
Evo Payments, Inc., Class A (A)	242,632	6,483,127
Virtusa Corp. (A)	194,827	9,832,919
Semiconductors and semiconductor equipment 3.4%
Lattice Semiconductor Corp. (A)	338,654	3,996,117
Monolithic Power Systems, Inc.	69,078	9,264,051
Software 13.5%
Attunity, Ltd. (A)	200,596	4,689,934
Everbridge, Inc. (A)	103,030	7,285,251
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP GROWTH FUND	9

	Shares	Value
Information technology (continued)
Software (continued)
Five9, Inc. (A)	108,738	$5,767,464
HubSpot, Inc. (A)	45,260	7,620,879
LivePerson, Inc. (A)	300,331	8,397,255
Mimecast, Ltd. (A)	100,943	4,873,528
RealPage, Inc. (A)	125,131	7,659,269
Workiva, Inc. (A)	141,490	6,996,681
Materials 2.2%		8,604,975
Chemicals 2.2%
Ingevity Corp. (A)	74,683	8,604,975

	Yield (%)	Shares	Value
Securities lending collateral 5.4%			$21,465,818
(Cost $21,461,043)
John Hancock Collateral Trust (C)	2.5250(D)	2,145,059	21,465,818
Short-term investments 18.2%			$71,492,287
(Cost $71,492,287)
Money market funds 18.2%			71,492,287
State Street Institutional U.S. Government Money Market Fund, Premier Class	2.3457(D)	71,492,287	71,492,287

Total investments (Cost $429,519,189) 121.3%	$477,678,182
Other assets and liabilities, net (21.3%)	(83,993,652)
Total net assets 100.0%	$393,684,530

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 2-28-19.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 2-28-19.
At 2-28-19, the aggregate cost of investments for federal income tax purposes was $429,859,634. Net unrealized appreciation aggregated to $47,818,548, of which $57,010,558 related to gross unrealized appreciation and $9,192,010 related to gross unrealized depreciation.
10	JOHN HANCOCK SMALL CAP GROWTH FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-19 (unaudited)

Assets
Unaffiliated investments, at value (Cost $408,058,146) including $21,025,945 of securities loaned	$456,212,364
Affiliated investments, at value (Cost $21,461,043)	21,465,818
Total investments, at value (Cost $429,519,189)	477,678,182
Dividends and interest receivable	73,051
Receivable for fund shares sold	3,097,363
Receivable for securities lending income	825
Other assets	65,310
Total assets	480,914,731
Liabilities
Payable for investments purchased	65,594,320
Payable for fund shares repurchased	108,285
Payable upon return of securities loaned	21,457,120
Payable to affiliates
Accounting and legal services fees	15,220
Transfer agent fees	366
Trustees' fees	205
Other liabilities and accrued expenses	54,685
Total liabilities	87,230,201
Net assets	$393,684,530
Net assets consist of
Paid-in capital	$377,009,291
Total distributable earnings (loss)	16,675,239
Net assets	$393,684,530

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($1,905,775 ÷ 113,733 shares)[1]	$16.76
Class C ($190,373 ÷ 11,440 shares)[1]	$16.64
Class I ($275,210 ÷ 16,393 shares)	$16.79
Class R6 ($49,475 ÷ 2,943 shares)	$16.81
Class NAV ($391,263,697 ÷ 23,263,736 shares)	$16.82
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$17.64

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Growth Fund	11

STATEMENT OF OPERATIONS For the six months ended  2-28-19 (unaudited)

Investment income
Dividends	$488,417
Interest	115,294
Securities lending	15,473
Total investment income	619,184
Expenses
Investment management fees	1,421,529
Distribution and service fees	2,241
Accounting and legal services fees	25,675
Transfer agent fees	962
Trustees' fees	2,562
Custodian fees	21,708
State registration fees	50,903
Printing and postage	13,237
Professional fees	47,413
Other	9,432
Total expenses	1,595,662
Less expense reductions	(12,348)
Net expenses	1,583,314
Net investment loss	(964,130)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(19,776,117)
Affiliated investments	181
(19,775,936)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(13,083,153)
Affiliated investments	2,855
(13,080,298)
Net realized and unrealized gain (loss)	(32,856,234)
Decrease in net assets from operations	$(33,820,364)

12	JOHN HANCOCK SMALL CAP GROWTH FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-19 (unaudited)	Year ended 8-31-18
Increase (decrease) in net assets
From operations
Net investment loss	$(964,130)	$(1,761,093)
Net realized gain (loss)	(19,775,936)	68,212,857
Change in net unrealized appreciation (depreciation)	(13,080,298)	(492,819)
Increase (decrease) in net assets resulting from operations	(33,820,364)	65,958,945
Distributions to shareholders
From net investment income and net realized gain
Class A	(41,824)	—
Class C	(5,548)	—
Class I	(9,785)	—
Class R6	(1,592)	—
Class NAV	(10,878,401)	—
From net realized gain
Class NAV	—	(79,097,431)
Total distributions	(10,937,150)	(79,097,431)
From fund share transactions	77,595,319	144,642,726
Total increase	32,837,805	131,504,240
Net assets
Beginning of period	360,846,725	229,342,485
End of period[1]	$393,684,530	$360,846,725

[1]	Net assets - End of period includes undistributed net investment income of $(1,514,190) at August 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Growth Fund	13

Financial highlights
CLASS A SHARES Period ended	2-28-19 [1]	8-31-18 [2]
Per share operating performance
Net asset value, beginning of period	$19.27	$17.03
Net investment loss[3]	(0.08)	(0.10)
Net realized and unrealized gain (loss) on investments	(1.89)	2.34
Total from investment operations	(1.97)	2.24
Less distributions
From net realized gain	(0.54)	—
Net asset value, end of period	$16.76	$19.27
Total return (%)[4,5]	(9.65) [6]	13.15 [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.35 [7]	1.36 [7]
Expenses including reductions	1.34 [7]	1.35 [7]
Net investment loss	(0.96) [7]	(1.26) [7]
Portfolio turnover (%)	56	165 [8]

[1]	Six months ended 2-28-19. Unaudited.
[2]	The inception date for Class A shares is 3-27-18.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 9-1-17 to 8-31-18.
14	JOHN HANCOCK SMALL CAP GROWTH FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	2-28-19 [1]	8-31-18 [2]
Per share operating performance
Net asset value, beginning of period	$19.21	$17.03
Net investment loss[3]	(0.14)	(0.16)
Net realized and unrealized gain (loss) on investments	(1.89)	2.34
Total from investment operations	(2.03)	2.18
Less distributions
From net realized gain	(0.54)	—
Net asset value, end of period	$16.64	$19.21
Total return (%)[4,5]	(10.00) [6]	12.80 [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [7]	$— [7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.10 [8]	2.11 [8]
Expenses including reductions	2.09 [8]	2.10 [8]
Net investment loss	(1.70) [8]	(2.01) [8]
Portfolio turnover (%)	56	165 [9]

[1]	Six months ended 2-28-19. Unaudited.
[2]	The inception date for Class C shares is 3-27-18.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Portfolio turnover is shown for the period from 9-1-17 to 8-31-18.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Growth Fund	15

CLASS I SHARES Period ended	2-28-19 [1]	8-31-18 [2]
Per share operating performance
Net asset value, beginning of period	$19.29	$17.03
Net investment loss[3]	(0.06)	(0.08)
Net realized and unrealized gain (loss) on investments	(1.90)	2.34
Total from investment operations	(1.96)	2.26
Less distributions
From net realized gain	(0.54)	—
Net asset value, end of period	$16.79	$19.29
Total return (%)[4]	(9.59) [5]	13.27 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [6]	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.12 [7]	1.12 [7]
Expenses including reductions	1.11 [7]	1.11 [7]
Net investment loss	(0.71) [7]	(0.99) [7]
Portfolio turnover (%)	56	165 [8]

[1]	Six months ended 2-28-19. Unaudited.
[2]	The inception date for Class I shares is 3-27-18.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 9-1-17 to 8-31-18.
16	JOHN HANCOCK SMALL CAP GROWTH FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	2-28-19 [1]	8-31-18 [2]
Per share operating performance
Net asset value, beginning of period	$19.30	$17.03
Net investment loss[3]	(0.05)	(0.07)
Net realized and unrealized gain (loss) on investments	(1.90)	2.34
Total from investment operations	(1.95)	2.27
Less distributions
From net realized gain	(0.54)	—
Net asset value, end of period	$16.81	$19.30
Total return (%)[4]	(9.48) [5]	13.33 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [6]	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.00 [7]	1.01 [7]
Expenses including reductions	0.99 [7]	1.01 [7]
Net investment loss	(0.61) [7]	(0.92) [7]
Portfolio turnover (%)	56	165 [8]

[1]	Six months ended 2-28-19. Unaudited.
[2]	The inception date for Class R6 shares is 3-27-18.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 9-1-17 to 8-31-18.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Growth Fund	17

CLASS NAV SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$19.30	$20.31	$18.44	$19.94	$21.16	$18.26
Net investment loss[2]	(0.05)	(0.11)	(0.05)	(0.03)	(0.07)	(0.03)
Net realized and unrealized gain (loss) on investments	(1.89)	4.54	3.01	0.57	1.14	3.86
Total from investment operations	(1.94)	4.43	2.96	0.54	1.07	3.83
Less distributions
From net realized gain	(0.54)	(5.44)	(1.09)	(2.04)	(2.29)	(0.93)
Net asset value, end of period	$16.82	$19.30	$20.31	$18.44	$19.94	$21.16
Total return (%)[3]	(9.48) [4]	24.87	16.79	3.42	5.26	21.25
Ratios and supplemental data
Net assets, end of period (in millions)	$391	$360	$229	$179	$188	$204
Ratios (as a percentage of average net assets):
Expenses before reductions	0.98 [5]	1.00	1.06	1.06	1.05	1.06
Expenses including reductions	0.98 [5]	0.99	1.05	1.05	1.04	1.05
Net investment loss	(0.59) [5]	(0.57)	(0.29)	(0.17)	(0.32)	(0.14)
Portfolio turnover (%)	56	165 [6]	39	26	30	33

[1]	Six months ended 2-28-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes in-kind transactions.
18	JOHN HANCOCK SMALL CAP GROWTH FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Small Cap Growth Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered by the fund are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation (MFC), and certain 529 plans. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP GROWTH FUND       19

securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 28, 2019, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Income and capital gain distributions from underlying funds are recorded on ex-date.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash or securities as collateral from the borrower in an amount not less than the market value of the loaned securities. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The fund will invest cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 28, 2019, the fund loaned common stocks valued at $21,025,945 and received $21,457,120 of cash collateral.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP GROWTH FUND       20

reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2019, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2019 were $1,330.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2018, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses and wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of MFC.

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a management fee to the Advisor equivalent on an annual basis to the sum of: a) 0.880% of the first $300 million of average daily net assets; b) 0.850% of the next $300 million of average daily net assets; c) 0.830% of the next $300 million of

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP GROWTH FUND       21

average daily net assets; and d) 0.800% of the excess over $900 million of average daily net assets. The Advisor has a subadvisory agreement with Redwood Investments, LLC. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2019, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This agreement expires on June 30, 2020, unless renewed by mutual agreement of the Fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

For the six months ended February 28, 2019, the expense reductions described above amount to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$45	Class R6	$2
Class C	6	Class NAV	12,284
Class I	11	Total	$12,348

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees incurred for the six months ended February 28, 2019 were equivalent to a net annual effective rate of 0.87% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee
Class A	0.25%
Class C	1.00%

Sales charges. Class A shares may be subject to up-front sales charges. For the six months ended February 28, 2019, no sales charges were assessed.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2019, there were no CDSCs received by the Distributor for Class A and Class C shares.

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP GROWTH FUND       22

includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 28, 2019 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$1,497	$677
Class C	744	84
Class I	—	198
Class R6	—	3
Total	$2,241	$962

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended February 28, 2019 and for the year ended August 31, 2018 were as follows:

		Six months ended 2-28-19		Year ended 8-31-18
	Shares	Amount	Shares	Amount
Class A shares[1]
Sold	91,980	$1,541,270	44,189	$802,575
Distributions reinvested	2,972	41,526	—	—
Repurchased	(22,855)	(369,730)	(2,553)	(47,021)
Net increase	72,097	$1,213,066	41,636	$755,554
Class C shares[1]
Sold	4,445	$76,631	6,710	$116,972
Distributions reinvested	285	3,956	—	—
Net increase	4,730	$80,587	6,710	$116,972
Class I shares[1]
Sold	9,792	$170,504	17,286	$312,960
Distributions reinvested	699	9,785	—	—
Repurchased	(11,384)	(179,189)	—	—
Net increase (decrease)	(893)	$1,100	17,286	$312,960
Class R6 shares[1]
Sold	7	$100	2,936	$50,000
Net increase	7	$100	2,936	$50,000

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP GROWTH FUND       23

		Six months ended 2-28-19		Year ended 8-31-18
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	5,748,623	$95,451,782	6,313,029	$130,719,514
Distributions reinvested	776,474	10,878,401	4,381,746	79,097,431
Repurchased	(1,885,514)	(30,029,717)	(3,364,320)	(66,409,705)
Net increase	4,639,583	$76,300,466	7,330,455	$143,407,240
Total net increase	4,715,524	$77,595,319	7,399,023	$144,642,726

1 The inception date for Class A, Class C, Class I, and Class R6 shares is 3-27-18.

Affiliates of the fund owned 26%, 100% and 100% of shares of Class C, Class R6 and Class NAV, respectively, on February 28, 2019. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $251,533,668 and $186,796,653, respectively, for the six months ended February 28, 2019.

Note 7 — Industry or sector risk

The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 28, 2019, funds within the John Hancock group of funds complex held 99.4% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliate concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	22.3%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	17.3%
John Hancock Variable Insurance Trust Lifestyle Growth Portfolio	17.0%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	11.3%
John Hancock Variable Insurance Trust Lifestyle Balanced Portfolio	9.7%

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP GROWTH FUND       24

Note 9 — Investment in affiliated underlying funds

The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust*	657,449	8,548,336	(7,060,726)	2,145,059	—	—	$181	$2,855	$21,465,818
*Refer to the Securities lending note within Note 2 for details regarding this investment.

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP GROWTH FUND       25

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler**
Secretary and Chief Legal Officer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Redwood Investments, LLC

Portfolio Managers

Valerie B. Klaiman, CFA
Alexi Makkas
Michael J. Mufson, CFA
Ezra S. Samet, CFA
Jennifer K. Sliver, CFA
Anthony E. Sutton

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee
#Effective 6-19-18

**Effective 9-13-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP GROWTH FUND       26

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

Greater China Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Disciplined Alternative Yield

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Infrastructure

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 200 Berkeley Street ■ Boston, MA 02116-5010 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Small Cap Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF767040	470SA 2/19 4/19

John Hancock

Small Cap Value Fund

Semiannual report 2/28/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investments at 800-225-5291 (Class A shares) or 888-972-8696 (Class I, Class R6 and Class NAV) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investments or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investments or your financial intermediary.

A message to shareholders

Dear shareholder,

The six months ended February 28, 2019 were challenging for equity investors as stock markets across many major economies worldwide posted losses, despite rebounding during the first few months of the new year. In the United States, new tariffs on a range of imports and heightened fears of a full-blown trade war with China weighed on investor sentiment despite relatively supportive U.S. economic fundamentals. Global economic growth slowed, and international markets faced some challenging headwinds that may not abate in the near future.

Concerns about the potential for a more widespread global economic slowdown led to a significant increase in volatility as well as a flight to quality, particularly in the final months of 2018. While at John Hancock Investments we believe that the bull market appears to be in the later innings, the economic underpinnings in the United States suggest that there's still room for stocks to run.

Your best resource in unpredictable and volatile markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee investment returns and does not eliminate risk of loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Small Cap Value Fund

2	Your fund at a glance
3	Portfolio summary
4	A look at performance
6	Your expenses
8	Fund's investments
12	Financial statements
15	Financial highlights
19	Notes to financial statements
26	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/19 (%)

The Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

1	Class A shares were first offered on 12-30-13. The returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       2

Portfolio summary

SECTOR COMPOSITION AS OF 2/28/19 (%)

TOP 10 HOLDINGS AS OF 2/28/19 (%)

TriMas Corp.	2.9
Mueller Industries, Inc.	2.5
Belden, Inc.	2.4
MB Financial, Inc.	2.1
ESCO Technologies, Inc.	2.1
First Midwest Bancorp, Inc.	2.0
WNS Holdings, Ltd., ADR	2.0
Orion Engineered Carbons SA	1.9
Northwest Bancshares, Inc.	1.8
Physicians Realty Trust	1.8
TOTAL	21.5
As a percentage of net assets.
Cash and cash equivalents are not included.

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       3

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  FEBRUARY 28, 2019

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A1	-0.57	4.67	15.33	-12.98	25.63	316.31
Class I1,2	4.88	6.07	16.10	-8.36	34.24	344.81
Class R6[1,2]	5.03	6.20	16.17	-8.27	35.06	347.76
Class NAV[2]	5.00	6.21	16.17	-8.26	35.13	347.75
Index†	4.42	6.48	15.43	-8.59	36.85	319.94

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.0%. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until June 30, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class I	Class R6	Class NAV
Gross (%)	1.53	1.23	1.13	1.12
Net (%)	1.52	1.22	1.12	1.11

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Russell 2000 Value Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       4

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Small Cap Value Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Russell 2000 Value Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class I2,3	2-28-09	44,481	44,481	41,994
Class R6[2,3]	2-28-09	44,776	44,776	41,994
Class NAV[3]	2-28-09	44,775	44,775	41,994

The Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Class A, Class I, and Class R6 shares were first offered on 12-30-13. Returns prior to this date are those of Class NAV shares that include any sales charges that have not been adjusted for class-specific expenses; otherwise, returns would vary.
2	For certain types of investors, as described in the fund's prospectuses.
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       5

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2018, with the same investment held until February 28, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2018, with the same investment held until February 28, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
6	JOHN HANCOCK SMALL CAP VALUE FUND | SEMIANNUAL REPORT

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2018	Ending value on 2-28-2019	Expenses paid during period ended 2-28-2019[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$ 915.80	$6.94	1.46%
	Hypothetical example	1,000.00	1,017.60	7.30	1.46%
Class I	Actual expenses/actual returns	1,000.00	916.40	5.61	1.18%
	Hypothetical example	1,000.00	1,018.90	5.91	1.18%
Class R6	Actual expenses/actual returns	1,000.00	917.30	5.04	1.06%
	Hypothetical example	1,000.00	1,019.50	5.31	1.06%
Class NAV	Actual expenses/actual returns	1,000.00	917.40	4.99	1.05%
	Hypothetical example	1,000.00	1,019.60	5.26	1.05%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP VALUE FUND	7

Fund’s investments
AS OF 2-28-19 (unaudited)
	Shares	Value
Common stocks 94.3%		$490,443,463
(Cost $404,192,931)
Consumer discretionary 5.2%		26,960,078
Auto components 1.9%
Cooper Tire & Rubber Company	129,370	4,134,665
Gentherm, Inc. (A)	136,510	5,596,910
Hotels, restaurants and leisure 0.2%
Aramark	35,670	1,080,801
Household durables 1.7%
Helen of Troy, Ltd. (A)	26,910	3,016,880
TRI Pointe Group, Inc. (A)	476,230	6,000,498
Internet and direct marketing retail 1.0%
Nutrisystem, Inc.	113,110	4,895,401
Specialty retail 0.4%
The Cato Corp., Class A	141,990	2,234,923
Consumer staples 3.4%		17,525,435
Beverages 1.2%
C&C Group PLC	1,756,313	6,120,110
Food products 1.3%
Cranswick PLC	160,894	5,275,285
Post Holdings, Inc. (A)	12,293	1,252,411
Household products 0.9%
Spectrum Brands Holdings, Inc.	90,043	4,877,629
Energy 4.6%		24,202,037
Energy equipment and services 1.8%
Era Group, Inc. (A)	194,382	2,239,281
SEACOR Holdings, Inc. (A)	113,938	5,088,471
SEACOR Marine Holdings, Inc. (A)	160,546	2,202,691
Oil, gas and consumable fuels 2.8%
Dorian LPG, Ltd. (A)	371,867	2,194,015
Kosmos Energy, Ltd. (A)	371,790	2,379,456
Magnolia Oil & Gas Corp. (A)	115,481	1,420,416
Resolute Energy Corp. (A)	183,180	5,662,094
Scorpio Tankers, Inc.	163,803	3,015,613
Financials 20.2%		104,923,710
Banks 14.5%
1st Source Corp.	100,530	4,780,202
Banc of California, Inc.	448,848	7,774,047
First Busey Corp.	194,610	5,242,793
First Midwest Bancorp, Inc.	441,650	10,224,198
Flushing Financial Corp.	216,140	5,016,609
8	JOHN HANCOCK SMALL CAP VALUE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Banks (continued)
Great Western Bancorp, Inc.	234,550	$8,807,353
Hancock Whitney Corp.	37,837	1,652,720
International Bancshares Corp.	217,280	8,869,370
MB Financial, Inc.	241,010	10,910,523
Synovus Financial Corp.	96,224	3,818,168
Union Bankshares Corp.	186,790	6,644,120
Webster Financial Corp.	26,766	1,536,904
Capital markets 1.0%
Ares Capital Corp.	50,260	870,503
Solar Capital, Ltd.	202,629	4,352,471
Insurance 2.9%
Alleghany Corp.	3,710	2,385,382
Assured Guaranty, Ltd.	26,205	1,094,321
Kemper Corp.	85,591	7,112,612
Reinsurance Group of America, Inc.	9,830	1,420,337
White Mountains Insurance Group, Ltd.	3,035	2,851,049
Thrifts and mortgage finance 1.8%
Northwest Bancshares, Inc.	513,980	9,560,028
Health care 3.3%		17,013,704
Health care equipment and supplies 0.7%
Natus Medical, Inc. (A)	89,739	2,479,489
STERIS PLC	8,500	1,028,160
Health care providers and services 1.2%
AMN Healthcare Services, Inc. (A)	61,316	3,066,413
CorVel Corp. (A)	45,960	3,093,108
Health care technology 1.4%
Allscripts Healthcare Solutions, Inc. (A)	685,311	7,346,534
Industrials 31.3%		162,608,227
Aerospace and defense 1.0%
Astronics Corp. (A)	105,395	3,791,058
Cubic Corp.	21,991	1,356,845
Air freight and logistics 1.4%
Forward Air Corp.	114,770	7,419,881
Building products 2.7%
American Woodmark Corp. (A)	97,200	8,281,440
Tyman PLC	1,808,777	5,821,172
Commercial services and supplies 4.4%
ACCO Brands Corp.	661,320	6,150,276
Clean Harbors, Inc. (A)	19,720	1,340,960
Matthews International Corp., Class A	118,440	4,710,359
SP Plus Corp. (A)	136,608	4,699,315
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP VALUE FUND	9

	Shares	Value
Industrials (continued)
Commercial services and supplies (continued)
Steelcase, Inc., Class A	330,860	$5,793,359
Construction and engineering 1.4%
Primoris Services Corp.	143,920	3,363,410
Valmont Industries, Inc.	28,810	3,935,158
Electrical equipment 1.7%
Thermon Group Holdings, Inc. (A)	355,408	8,842,551
Machinery 11.0%
Albany International Corp., Class A	108,870	8,442,869
CIRCOR International, Inc. (A)	113,473	3,577,804
ESCO Technologies, Inc.	154,800	10,710,612
Luxfer Holdings PLC	337,718	6,352,476
Mueller Industries, Inc.	387,300	12,800,265
TriMas Corp. (A)	469,468	15,177,894
Professional services 6.4%
Forrester Research, Inc.	168,449	8,456,140
FTI Consulting, Inc. (A)	43,300	3,211,128
Huron Consulting Group, Inc. (A)	160,930	7,373,813
ICF International, Inc.	70,510	5,324,915
Mistras Group, Inc. (A)	253,390	3,998,494
Navigant Consulting, Inc.	236,370	4,866,858
Trading companies and distributors 1.3%
GATX Corp.	85,650	6,809,175
Information technology 7.0%		36,490,288
Electronic equipment, instruments and components 4.7%
Belden, Inc.	200,920	12,414,847
Coherent, Inc. (A)	8,890	1,183,081
CTS Corp.	197,330	6,338,240
Keysight Technologies, Inc. (A)	21,650	1,827,477
ScanSource, Inc. (A)	68,920	2,587,946
IT services 1.9%
WNS Holdings, Ltd., ADR (A)	192,835	10,181,688
Semiconductors and semiconductor equipment 0.4%
Rudolph Technologies, Inc. (A)	86,670	1,957,009
Materials 6.6%		34,228,233
Chemicals 4.6%
Orion Engineered Carbons SA	359,050	10,006,724
Sensient Technologies Corp.	142,820	9,240,454
Stepan Company	50,100	4,714,410
Containers and packaging 0.7%
Greif, Inc., Class A	47,991	1,929,238
Sealed Air Corp.	37,990	1,657,124
10	JOHN HANCOCK SMALL CAP VALUE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Materials (continued)
Paper and forest products 1.3%
Neenah, Inc.	98,850	$6,680,283
Real estate 10.8%		56,486,628
Equity real estate investment trusts 10.8%
Alexander & Baldwin, Inc. (A)	375,000	8,598,750
Brandywine Realty Trust	345,590	5,432,675
Corporate Office Properties Trust	288,410	7,495,776
DiamondRock Hospitality Company	439,912	4,702,659
Physicians Realty Trust	515,240	9,310,387
PotlatchDeltic Corp.	214,228	7,710,066
RPT Realty	659,910	8,367,659
Summit Hotel Properties, Inc.	427,450	4,868,656
Utilities 1.9%		10,005,123
Gas utilities 1.9%
New Jersey Resources Corp.	79,690	3,856,996
Spire, Inc.	54,452	4,319,133
UGI Corp.	33,315	1,828,994

	Par value^	Value
Short-term investments 14.8%		$77,300,000
(Cost $77,300,000)
Repurchase agreement 14.8%		77,300,000
Deutsche Bank Tri-Party Repurchase Agreement dated 2-28-19 at 2.570% to be repurchased at $47,303,377 on 3-1-19, collateralized by $47,916,000 U.S. Treasury Notes, 2.750% due 8-15-21 (valued at $48,246,025, including interest)	47,300,000	47,300,000
Nomura Securities International, Inc. Tri-Party Repurchase Agreement dated 2-28-19 at 2.560% to be repurchased at $30,002,133 on 3-1-19, collateralized by $300 U.S. Treasury Bills, 0.000% due 10-10-19 to 12-5-19 (valued at $295, including interest), $300 U.S. Treasury Bonds, 2.250% - 7.625% due 11-15-22 to 8-15-46 (valued at $325, including interest), $31,905,200 U.S. Treasury Notes, 0.750% - 2.750% due 3-31-19 to 2-15-26 (valued at $30,596,041, including interest) and $3,410 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-22 (valued at $3,350, including interest)	30,000,000	30,000,000

Total investments (Cost $481,492,931) 109.1%	$567,743,463
Other assets and liabilities, net (9.1%)	(47,592,825)
Total net assets 100.0%	$520,150,638

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
At 2-28-19, the aggregate cost of investments for federal income tax purposes was $484,077,669. Net unrealized appreciation aggregated to $83,665,794, of which $103,861,176 related to gross unrealized appreciation and $20,195,382 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP VALUE FUND	11

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-19 (unaudited)

Assets
Unaffiliated investments, at value (Cost $481,492,931)	$567,743,463
Cash	60,647
Foreign currency, at value (Cost $54)	55
Dividends and interest receivable	171,168
Receivable for fund shares sold	1,692,050
Receivable for investments sold	1,198,853
Receivable for securities lending income	5,562
Other assets	50,567
Total assets	570,922,365
Liabilities
Payable for investments purchased	50,499,135
Payable for fund shares repurchased	118,720
Payable to affiliates
Accounting and legal services fees	21,712
Transfer agent fees	25,326
Trustees' fees	491
Other liabilities and accrued expenses	106,343
Total liabilities	50,771,727
Net assets	$520,150,638
Net assets consist of
Paid-in capital	$434,052,239
Total distributable earnings (loss)	86,098,399
Net assets	$520,150,638

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($34,931,683 ÷ 1,732,652 shares)[1]	$20.16
Class I ($97,980,898 ÷ 4,855,768 shares)	$20.18
Class R6 ($11,204,271 ÷ 555,311 shares)	$20.18
Class NAV ($376,033,786 ÷ 18,653,819 shares)	$20.16
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$21.22

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
12	JOHN HANCOCK SMALL CAP VALUE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended  2-28-19 (unaudited)

Investment income
Dividends	$4,047,783
Non-cash dividends	556,869
Interest	177,019
Securities lending	89,846
Less foreign taxes withheld	(20,270)
Total investment income	4,851,247
Expenses
Investment management fees	2,280,223
Distribution and service fees	56,976
Accounting and legal services fees	37,751
Transfer agent fees	83,720
Trustees' fees	4,013
Custodian fees	30,791
State registration fees	24,739
Printing and postage	20,487
Professional fees	30,641
Other	10,854
Total expenses	2,580,195
Less expense reductions	(17,680)
Net expenses	2,562,515
Net investment income	2,288,732
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	7,785,305
Affiliated investments	4,258
7,789,563
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(57,822,981)
Affiliated investments	(4,714)
(57,827,695)
Net realized and unrealized loss	(50,038,132)
Decrease in net assets from operations	$(47,749,400)

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Value Fund	13

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-19 (unaudited)	Year ended 8-31-18
Increase (decrease) in net assets
From operations
Net investment income	$2,288,732	$2,356,878
Net realized gain	7,789,563	13,398,190
Change in net unrealized appreciation (depreciation)	(57,827,695)	79,116,022
Increase (decrease) in net assets resulting from operations	(47,749,400)	94,871,090
Distributions to shareholders
From net investment income and net realized gain
Class A	(1,502,336)	—
Class I	(3,978,218)	—
Class R6	(494,301)	—
Class NAV	(14,343,868)	—
From net investment income
Class A	—	(317,079)
Class I	—	(785,158)
Class R6	—	(116,147)
Class NAV	—	(3,161,742)
From net realized gain
Class A	—	(2,824,186)
Class I	—	(4,474,915)
Class R6	—	(592,565)
Class NAV	—	(15,935,605)
Total distributions	(20,318,723)	(28,207,397)
From fund share transactions	56,340,814	21,125,542
Total increase (decrease)	(11,727,309)	87,789,235
Net assets
Beginning of period	531,877,947	444,088,712
End of period[1]	$520,150,638	$531,877,947

[1]	Net assets - End of period includes undistributed net investment income of $1,158,732 at August 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
14	JOHN HANCOCK SMALL CAP VALUE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14 [2]
Per share operating performance
Net asset value, beginning of period	$23.06	$20.15	$20.18	$18.89	$19.30	$19.26
Net investment income[3]	0.07	0.03	0.14 [4]	0.02	— [5]	0.04
Net realized and unrealized gain (loss) on investments	(2.16)	4.00	0.80	2.09	0.51	—
Total from investment operations	(2.09)	4.03	0.94	2.11	0.51	0.04
Less distributions
From net investment income	(0.07)	(0.11)	(0.06)	— [5]	— [5]	—
From net realized gain	(0.74)	(1.01)	(0.91)	(0.82)	(0.92)	—
Total distributions	(0.81)	(1.12)	(0.97)	(0.82)	(0.92)	—
Net asset value, end of period	$20.16	$23.06	$20.15	$20.18	$18.89	$19.30
Total return (%)[6,7]	(8.42) [8]	20.52	4.37	11.55	2.53	0.21 [8]
Ratios and supplemental data
Net assets, end of period (in millions)	$35	$45	$59	$86	$9	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.47 [9]	1.50	1.52	1.54	1.75	3.27 [9]
Expenses including reductions	1.46 [9]	1.49	1.52	1.53	1.58	1.60 [9]
Net investment income (loss)	0.65 [9]	0.14	0.69 [4]	0.11	(0.02)	0.34 [9]
Portfolio turnover (%)	12	25	26	25	22	20 [10]

[1]	Six months ended 2-28-19. Unaudited.
[2]	Period from 12-30-13 (commencement of operations) to 8-31-14.
[3]	Based on average daily shares outstanding.
[4]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.12 and 0.57%, respectively.
[5]	Less than $0.005 per share.
[6]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[7]	Does not reflect the effect of sales charges, if any.
[8]	Not annualized.
[9]	Annualized.
[10]	Portfolio turnover is shown for the period from 9-1-13 to 8-31-14.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Value Fund	15

CLASS I SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14 [2]
Per share operating performance
Net asset value, beginning of period	$23.13	$20.20	$20.22	$18.93	$19.34	$19.26
Net investment income[3]	0.09	0.09	0.20 [4]	0.09	0.04	0.07
Net realized and unrealized gain (loss) on investments	(2.17)	4.03	0.82	2.08	0.53	0.01
Total from investment operations	(2.08)	4.12	1.02	2.17	0.57	0.08
Less distributions
From net investment income	(0.13)	(0.18)	(0.13)	(0.06)	(0.06)	—
From net realized gain	(0.74)	(1.01)	(0.91)	(0.82)	(0.92)	—
Total distributions	(0.87)	(1.19)	(1.04)	(0.88)	(0.98)	—
Net asset value, end of period	$20.18	$23.13	$20.20	$20.22	$18.93	$19.34
Total return (%)[5]	(8.36) [6]	20.93	4.70	11.87	2.82	0.42 [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$98	$108	$99	$82	$53	$— [7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.19 [8]	1.20	1.21	1.22	1.29	14.79 [8]
Expenses including reductions	1.18 [8]	1.20	1.20	1.21	1.27	1.30 [8]
Net investment income	0.93 [8]	0.42	0.96 [4]	0.47	0.21	0.56 [8]
Portfolio turnover (%)	12	25	26	25	22	20 [9]

[1]	Six months ended 2-28-19. Unaudited.
[2]	Period from 12-30-13 (commencement of operations) to 8-31-14.
[3]	Based on average daily shares outstanding.
[4]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.12 and 0.57%, respectively.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Portfolio turnover is shown for the period from 9-1-13 to 8-31-14.
16	JOHN HANCOCK SMALL CAP VALUE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14 [2]
Per share operating performance
Net asset value, beginning of period	$23.14	$20.21	$20.23	$18.94	$19.36	$19.26
Net investment income[3]	0.11	0.11	0.17 [4]	0.11	0.08	0.08
Net realized and unrealized gain (loss) on investments	(2.17)	4.03	0.86	2.09	0.52	0.02
Total from investment operations	(2.06)	4.14	1.03	2.20	0.60	0.10
Less distributions
From net investment income	(0.16)	(0.20)	(0.14)	(0.09)	(0.10)	—
From net realized gain	(0.74)	(1.01)	(0.91)	(0.82)	(0.92)	—
Total distributions	(0.90)	(1.21)	(1.05)	(0.91)	(1.02)	—
Net asset value, end of period	$20.18	$23.14	$20.21	$20.23	$18.94	$19.36
Total return (%)[5]	(8.27) [6]	21.03	4.78	12.02	3.00	0.52 [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$11	$14	$1	$— [7]	$— [7]	$— [7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.07 [8]	1.10	1.12	1.13	7.67	20.70 [8]
Expenses including reductions	1.06 [8]	1.09	1.11	1.10	1.09	1.12 [8]
Net investment income	1.04 [8]	0.50	0.83 [4]	0.59	0.40	0.66 [8]
Portfolio turnover (%)	12	25	26	25	22	20 [9]

[1]	Six months ended 2-28-19. Unaudited.
[2]	Period from 12-30-13 (commencement of operations) to 8-31-14.
[3]	Based on average daily shares outstanding.
[4]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.12 and 0.57%, respectively.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Portfolio turnover is shown for the period from 9-1-13 to 8-31-14.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Value Fund	17

CLASS NAV SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$23.12	$20.20	$20.22	$18.94	$19.35	$18.47
Net investment income[2]	0.11	0.11	0.22 [3]	0.10	0.09	0.11
Net realized and unrealized gain (loss) on investments	(2.17)	4.02	0.82	2.10	0.52	2.81
Total from investment operations	(2.06)	4.13	1.04	2.20	0.61	2.92
Less distributions
From net investment income	(0.16)	(0.20)	(0.15)	(0.10)	(0.10)	(0.04)
From net realized gain	(0.74)	(1.01)	(0.91)	(0.82)	(0.92)	(2.00)
Total distributions	(0.90)	(1.21)	(1.06)	(0.92)	(1.02)	(2.04)
Net asset value, end of period	$20.16	$23.12	$20.20	$20.22	$18.94	$19.35
Total return (%)[4]	(8.26) [5]	21.01	4.80	12.01	3.05	15.88
Ratios and supplemental data
Net assets, end of period (in millions)	$376	$365	$285	$255	$271	$215
Ratios (as a percentage of average net assets):
Expenses before reductions	1.05 [6]	1.09	1.10	1.11	1.12	1.12
Expenses including reductions	1.05 [6]	1.08	1.10	1.10	1.09	1.12
Net investment income	1.04 [6]	0.52	1.02 [3]	0.59	0.48	0.59
Portfolio turnover (%)	12	25	26	25	22	20

[1]	Six months ended 2-28-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.12 and 0.57%, respectively.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
18	JOHN HANCOCK SMALL CAP VALUE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Small Cap Value Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered by the fund are detailed in the Statements of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation (MFC), and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       19

securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of February 28, 2019, by major security category or type:

	Total value at 2-28-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Consumer discretionary	$26,960,078	$26,960,078	—	—
Consumer staples	17,525,435	6,130,040	$11,395,395	—
Energy	24,202,037	24,202,037	—	—
Financials	104,923,710	104,923,710	—	—
Health care	17,013,704	17,013,704	—	—
Industrials	162,608,227	156,787,055	5,821,172	—
Information technology	36,490,288	36,490,288	—	—
Materials	34,228,233	34,228,233	—	—
Real estate	56,486,628	56,486,628	—	—
Utilities	10,005,123	10,005,123	—	—
Short-term investments	77,300,000	—	77,300,000	—
Total investments in securities	$567,743,463	$473,226,896	$94,516,567	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       20

the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       21

reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2019, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2019 were $1,512.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2018, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios' financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of MFC.

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 1.03% of the first $100 million of the fund's aggregate daily net assets and (b) 0.98% of the fund's aggregate daily net assets in excess of $100 million. Aggregate net assets include the net assets of the fund and Small Cap Value Trust, a series of John Hancock Variable

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       22

Insurance Trust. The Advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2019, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This agreement expires on June 30, 2020, unless renewed by mutual agreement of the Fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Prior to January 1, 2019, the Advisor has agreed to contractually waive and/or reimburse expenses for Class A and Class I shares, to the extent that the expenses for each class exceed 1.55% and 1.25%, respectively, of the average net assets attributable to the classes. This limit excludes taxes, brokerage commissions, interest expense, acquired fund fees, short dividend expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business.

The expense reductions described above amounted to the following for the six months ended February 28, 2019:

Class	Expense reduction	Class	Expense reduction
Class A	$1,451	Class NAV	$12,270
Class I	3,522	Total	$17,680
Class R6	437

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees incurred for the six months ended February 28, 2019 were equivalent to a net annual effective rate of 0.98% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to 0.30% for Class A shares for distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $23,257 for the six months ended February 28, 2019. Of this amount, $3,989 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $19,100 was paid as sales commissions to broker-dealers and $168 was paid as sales commissions to sales personnel of Signator Investors, Inc., which had been a broker-dealer affiliate of the Advisor through November 2, 2018.

Class A may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2019, CDSCs received by the Distributor amounted to $51 for Class A shares.

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       23

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 28, 2019 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$56,976	$21,236
Class I	—	61,722
Class R6	—	762
Total	$56,976	$83,720

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended February 28, 2019 and the year ended August 31, 2018 were as follows:

		Six months ended 2-28-19		Year ended 8-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	175,437	$3,529,499	659,474	$14,185,078
Distributions reinvested	86,467	1,494,143	147,359	3,124,005
Repurchased	(494,538)	(9,525,219)	(1,745,155)	(38,128,705)
Net decrease	(232,634)	$(4,501,577)	(938,322)	$(20,819,622)
Class I shares
Sold	867,100	$17,531,651	1,034,966	$22,085,734
Distributions reinvested	229,356	3,965,557	246,354	5,225,175
Repurchased	(899,822)	(16,643,302)	(1,541,732)	(33,334,011)
Net increase (decrease)	196,634	$4,853,906	(260,412)	$(6,023,102)
Class R6 shares
Sold	40,114	$806,624	657,719	$14,280,401
Distributions reinvested	28,606	494,301	33,414	708,712
Repurchased	(97,677)	(1,961,237)	(143,028)	(3,028,458)
Net increase (decrease)	(28,957)	$(660,312)	548,105	$11,960,655

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       24

		Six months ended 2-28-19		Year ended 8-31-18
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	3,403,366	$68,446,849	2,863,817	$62,372,640
Distributions reinvested	830,566	14,343,868	901,243	19,097,348
Repurchased	(1,376,196)	(26,141,920)	(2,102,442)	(45,462,377)
Net increase	2,857,736	$56,648,797	1,662,618	$36,007,611
Total net increase	2,792,779	$56,340,814	1,011,989	$21,125,542

Affiliates of the fund owned 100% of shares of Class NAV on February 28, 2019. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $83,020,278 and $54,793,209, respectively, for the six months ended February 28, 2019.

Note 7 — Industry or sector risk

The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 28, 2019, funds within the John Hancock group of funds complex held 72.3% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliated concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	22.0%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	16.8%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	10.9%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	5.1%

Note 9 — Investment in affiliated underlying funds

The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust*	1,717,565	4,620,814	(6,338,379)	—	—	—	$4,258	($4,714)	$0
*Refer to the Securities lending note within Note 2 for details regarding this investment.

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       25

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler**
Secretary and Chief Legal Officer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Wellington Management Company LLP

Portfolio Managers

Timothy J. McCormack, CFA
Shaun F. Pedersen

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee
#Effective 6-19-18

**Effective 9-13-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP VALUE FUND       26

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

Greater China Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Disciplined Alternative Yield

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Infrastructure

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 200 Berkeley Street ■ Boston, MA 02116-5010 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Small Cap Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF767043	439SA 2/19 4/19

John Hancock

Spectrum Income Fund

Semiannual report 2/28/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investments at 800-225-5291 (Class A and Class C shares) or 888-972-8696 (Class NAV) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investments or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investments or your financial intermediary.

A message to shareholders

Dear shareholder,

A solid and stable economy led the U.S. Federal Reserve (Fed) to continue normalizing monetary policy for most of the period; however, concerns about the strength of the broader global economy and the durability of the now decade-old bull market led investors to dial back risk exposures.

As the new year began, the Fed shifted to a neutral stance on interest rates, after three years of rate hikes. Indeed, several indicators now suggest that the economic expansion has slowed down—earnings growth is not as robust, the Treasury yield curve has flattened, and the Fed has noted some sluggishness in household spending and business investment.

Your best resource in unpredictable and volatile markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee investment returns and does not eliminate risk of loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Spectrum Income Fund

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund's investments
26	Financial statements
30	Financial highlights
33	Notes to financial statements
46	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks a high level of current income with moderate share price fluctuation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/19 (%)

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that includes dollar-denominated, nonconvertible investment-grade issues.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

1 Class A shares were first offered on 3-27-15. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       2

Portfolio summary

PORTFOLIO COMPOSITION AS OF 2/28/19 (%)

TOP 10 ISSUERS AS OF 2/28/19 (%)

U.S. Treasury	14.1
Federal National Mortgage Association	6.7
Government National Mortgage Association	2.9
Federal Home Loan Mortgage Corp.	1.2
Petroleos Mexicanos	1.1
Republic of Turkey	1.0
Commercial Mortgage Trust	1.0
Morgan Stanley Bank of America Merrill Lynch Trust	0.8
Republic of Indonesia	0.8
Government of Mexico	0.7
TOTAL	30.3
As a percentage of net assets.
Cash and cash equivalents are not included.

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       3

QUALITY COMPOSITION AS OF 2/28/19 (%)

COUNTRY COMPOSITION AS OF 2/28/19 (%)

United States	70.2
Mexico	2.2
Cayman Islands	2.2
Indonesia	1.6
Canada	1.6
South Africa	1.4
United Kingdom	1.4
Brazil	1.3
Turkey	1.2
Netherlands	1.2
Other countries	15.7
TOTAL	100.0
As a percentage of net assets.

SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       4

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  FEBRUARY 28, 2019

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	5-year	10-year	6-month	5-year	10-year	as of 2-28-19	as of 2-28-19
Class A2	-3.11	1.94	6.27	-2.40	10.06	83.65	3.04	2.85
Class C2	-0.84	2.18	6.39	0.25	11.37	85.74	2.42	2.28
Class NAV[3]	1.23	3.09	6.86	1.88	16.44	94.20	3.49	3.46
Index†	3.17	2.32	3.71	1.99	12.13	43.97	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.00% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class NAV
Gross (%)	1.21	1.91	0.81
Net (%)	1.12	1.87	0.80

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Bloomberg Barclays U.S. Aggregate Bond Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Spectrum Income Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Bloomberg Barclays U.S. Aggregate Bond Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C2,4	2-28-09	18,574	18,574	14,397
Class NAV[3]	2-28-09	19,420	19,420	14,397

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	Class A and Class C shares were first offered on 3-27-15. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
3	For certain types of investors as described in the fund's prospectuses.
4	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       6

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2018, with the same investment held until February 28, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2018, with the same investment held until February 28, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	7

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2018	Ending value on 2-28-2019	Expenses paid during period ended 2-28-2019[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,016.20	$5.55	1.11%
	Hypothetical example	1,000.00	1,019.30	5.56	1.11%
Class C	Actual expenses/actual returns	1,000.00	1,012.40	9.28	1.86%
	Hypothetical example	1,000.00	1,015.60	9.30	1.86%
Class NAV	Actual expenses/actual returns	1,000.00	1,018.80	3.90	0.78%
	Hypothetical example	1,000.00	1,020.90	3.91	0.78%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
8	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT

Fund’s investments
Summary of fund’s investments as of 2-28-19 (unaudited)
(showing percentage of total net assets)
This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling 1-800-225-5291. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.
	Rate (%)	Maturity date	Par value^	Value	% of Net Assets
U.S. Government and Agency obligations 23.4%				$57,630,376
(Cost $57,387,442)
Federal Home Loan Mortgage Corp. 0.0%				4,052	0.0%
Federal National Mortgage Association 6.6%				16,155,634	6.6%
30 Yr Pass Thru (A)	3.000	TBA	4,130,000	4,034,515	1.6%
30 Yr Pass Thru (A)	3.500	TBA	4,920,000	4,920,969	2.0%
30 Yr Pass Thru (A)	4.000	TBA	2,815,000	2,869,392	1.2%
30 Yr Pass Thru (A)	4.500	TBA	1,290,000	1,334,774	0.6%
OTHER SECURITIES				2,995,984	1.2%
Government National Mortgage Association 2.7%				6,724,771	2.7%
30 Yr Pass Thru (A)	3.000	TBA	1,400,000	1,381,354	0.6%
30 Yr Pass Thru (A)	3.500	TBA	1,310,000	1,321,336	0.5%
30 Yr Pass Thru (A)	4.000	TBA	1,110,000	1,139,111	0.5%
30 Yr Pass Thru (A)	5.000	TBA	1,580,401	1,646,052	0.7%
OTHER SECURITIES				1,236,918	0.4%
U.S. Treasury Bonds 1.7%				4,151,160	1.7%
Bond	3.000	08-15-48	810,000	796,046	0.3%
Bond	3.875	08-15-40	1,190,000	1,354,555	0.5%
Bond	4.250	11-15-40	1,135,000	1,359,606	0.6%
OTHER SECURITIES				640,953	0.3%
U.S. Treasury Inflation Protected Securities 1.1%				2,708,588	1.1%
Treasury Inflation Protected Security	1.000	02-15-48 to 02-15-49	2,791,315	2,708,242	1.1%
OTHER SECURITIES				346	0.0%
U.S. Treasury Notes 11.3%				27,886,171	11.3%
Note	1.750	11-15-20	1,380,000	1,361,564	0.6%
Note	2.000	08-31-21 to 02-15-25	5,310,000	5,217,807	2.1%
Note	2.500	12-31-20 to 03-31-23	9,700,000	9,699,016	3.9%
Note	2.875	10-15-21 to 05-15-28	10,925,000	11,086,484	4.5%

OTHER SECURITIES				521,300	0.2%
Foreign government obligations 13.4%				$32,957,393
(Cost $32,626,975)
Argentina 0.7%				1,612,569	0.7%
Republic of Argentina	7.500	04-22-26	1,230,000	1,069,485	0.4%
OTHER SECURITIES				543,084	0.3%
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	9

	Rate (%)	Maturity date		Par value^	Value	% of Net Assets
Australia 0.0%					$65,587	0.0%
Austria 0.0%					54,145	0.0%
Bahamas 0.1%					282,563	0.1%
Belgium 0.0%					87,920	0.0%
Brazil 0.6%					1,457,798	0.6%
Federative Republic of Brazil	10.000	01-01-21 to 01-01-25	BRL	3,431,000	975,637	0.4%
OTHER SECURITIES					482,161	0.2%
Canada 0.7%					1,793,014	0.7%
Government of Canada	2.000	09-01-23 to 06-01-28	CAD	2,234,000	1,706,035	0.7%
OTHER SECURITIES					86,979	0.0%
Chile 0.3%					828,385	0.3%
Republic of Chile	4.500	03-01-21 to 03-01-26	CLP	520,000,000	828,385	0.3%
Colombia 0.5%					1,174,528	0.5%
Cyprus 0.1%					279,522	0.1%
Czech Republic 0.1%					243,447	0.1%
Dominican Republic 0.1%					203,000	0.1%
Ecuador 0.1%					217,740	0.1%
Egypt 0.1%					204,391	0.1%
El Salvador 0.1%					327,837	0.1%
France 0.2%					497,158	0.2%
Ghana 0.2%					407,458	0.2%
Hungary 0.1%					274,385	0.1%
India 0.4%					854,339	0.4%
Indonesia 1.0%					2,510,841	1.0%
Ireland 0.1%					271,233	0.1%
Israel 0.5%					1,229,561	0.5%
Government of Israel	5.500	01-31-42	ILS	2,130,000	843,913	0.3%
OTHER SECURITIES					385,648	0.2%
Italy 0.3%					631,251	0.3%
Ivory Coast 0.1%					201,031	0.1%
Jamaica 0.1%					237,500	0.1%
Japan 0.7%					1,641,736	0.7%
10	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value	% of Net Assets
Lebanon 0.0%					$95,875	0.0%
Malaysia 0.3%					807,279	0.3%
Mexico 0.7%					1,817,126	0.7%
Government of Mexico	7.750	05-29-31 to 11-13-42	MXN	18,109,000	893,110	0.3%
OTHER SECURITIES					924,016	0.4%
Mongolia 0.3%					593,548	0.3%
Morocco 0.0%					60,483	0.0%
Nigeria 0.1%					196,406	0.1%
Oman 0.1%					183,145	0.1%
Peru 0.1%					321,695	0.1%
Poland 0.2%					459,989	0.2%
Romania 0.4%					974,691	0.4%
Russia 0.3%					653,267	0.3%
Government of Russia	8.150	02-03-27	RUB	42,897,000	653,267	0.3%
Senegal 0.1%					221,749	0.1%
Serbia 0.1%					324,621	0.1%
Slovenia 0.2%					540,755	0.2%
South Africa 0.7%					1,773,471	0.7%
Republic of South Africa	8.000	01-31-30	ZAR	15,511,000	1,004,192	0.4%
OTHER SECURITIES					769,279	0.3%
South Korea 0.1%					264,134	0.1%
Spain 0.0%					40,592	0.0%
Sri Lanka 0.3%					794,842	0.3%
Thailand 0.4%					951,045	0.4%
Turkey 1.2%					2,866,105	1.2%
Republic of Turkey	6.250	09-26-22		800,000	810,966	0.3%
OTHER SECURITIES					2,055,139	0.9%
Ukraine 0.4%					988,020	0.4%
United Kingdom 0.1%					231,189	0.1%

Vietnam 0.1%					208,427	0.1%
Corporate bonds 33.1%					$81,291,937
(Cost $82,021,506)
Communication services 4.8%					11,933,844	4.8%
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	11

	Rate (%)	Maturity date	Par value^	Value	% of Net Assets
Consumer discretionary 2.6%				$6,448,211	2.6%
Alibaba Group Holding, Ltd.	3.600	11-28-24	695,000	701,553	0.3%
Expedia Group, Inc.	5.000	02-15-26	625,000	646,501	0.3%
QVC, Inc.	4.375	03-15-23	775,000	781,394	0.3%
OTHER SECURITIES				4,318,763	1.7%
Consumer staples 1.0%				2,376,591	1.0%
Energy 6.7%				16,408,062	6.7%
Petrobras Global Finance BV	8.750	05-23-26	585,000	690,013	0.3%
Petrobras Global Finance BV	7.375	01-17-27	1,025,000	1,126,441	0.5%
Petroleos de Venezuela SA (B)	9.000	11-17-21	3,785,000	1,003,025	0.4%
Petroleos Mexicanos	5.625	01-23-46	955,000	749,580	0.3%
OTHER SECURITIES				12,839,003	5.2%
Financials 4.2%				10,233,509	4.2%
Capital One Bank USA NA	3.375	02-15-23	790,000	778,911	0.3%
OTHER SECURITIES				9,454,598	3.9%
Health care 2.9%				7,046,846	2.9%
CVS Health Corp.	3.700	03-09-23	745,000	749,573	0.3%
OTHER SECURITIES				6,297,273	2.6%
Industrials 2.6%				6,335,500	2.6%
Information technology 0.9%				2,187,150	0.9%
Materials 2.3%				5,774,759	2.3%
CNAC HK Finbridge Company, Ltd.	4.625	03-14-23	800,000	815,933	0.3%
OTHER SECURITIES				4,958,826	2.0%
Real estate 1.9%				4,594,757	1.9%
Utilities 3.2%				7,952,708	3.2%
Eskom Holdings SOC, Ltd.	7.125	02-11-25	900,000	906,453	0.4%
OTHER SECURITIES				7,046,255	2.8%
12	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value	% of Net Assets
Utilities (continued)
Convertible bonds 0.0%				$56,559

(Cost $59,000)
Financials 0.0%				56,559	0.0%
Municipal bonds 0.4%				$894,597
(Cost $853,222)
Term loans (C) 1.3%				$3,212,259
(Cost $3,462,701)
Communication services 0.4%				985,016	0.4%
Consumer discretionary 0.3%				643,125	0.3%
Financials 0.0%				105,108	0.0%
Health care 0.2%				392,115	0.2%
Industrials 0.3%				745,400	0.3%
Information technology 0.0%				132,948	0.0%

Materials 0.1%				208,547	0.1%
Collateralized mortgage obligations 6.0%				$14,731,118
(Cost $14,659,236)
Commercial and residential 4.5%				11,163,456	4.5%
Commercial Mortgage Trust (Deutsche Bank AG) Series 2016-DC2, Class A5	3.765	02-10-49	1,590,000	1,617,608	0.7%
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30, Class A5	2.860	09-15-49	1,601,000	1,535,594	0.6%
OTHER SECURITIES				8,010,254	3.2%
U.S. Government Agency 1.5%				3,567,662	1.5%
Federal Home Loan Mortgage Corp. Series 2019-DNA1, Class M1 (1 month LIBOR + 0.900%) (D)(E)	3.390	01-25-49	1,400,000	1,402,592	0.6%
OTHER SECURITIES				2,165,070	0.9%
Asset backed securities 4.7%				$11,664,948
(Cost $11,738,194)
Avis Budget Rental Car Funding AESOP LLC Series 2017-2A, Class A (E)	2.970	03-20-24	840,000	827,264	0.3%
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	13

	Rate (%)	Maturity date	Par value^	Value	% of Net Assets
U.S. Government Agency (continued)
OTHER SECURITIES				$10,837,684	4.4%

	Shares	Value	% of Net Assets
Common stocks 12.3%		$30,183,901
(Cost $24,115,631)
Communication services 1.0%		2,461,512	1.0%
Twenty-First Century Fox, Inc., Class B	14,880	746,381	0.3%
Verizon Communications, Inc.	11,419	649,969	0.3%
OTHER SECURITIES		1,065,162	0.4%
Consumer discretionary 0.3%		796,706	0.3%
Consumer staples 0.9%		2,271,055	0.9%
Energy 1.3%		3,158,404	1.3%
Exxon Mobil Corp.	10,098	798,045	0.3%
TOTAL SA	11,583	659,289	0.3%
OTHER SECURITIES		1,701,070	0.7%
Financials 3.0%		7,297,304	3.0%
JPMorgan Chase & Co.	9,624	1,004,361	0.4%
Wells Fargo & Company	21,094	1,052,380	0.4%
OTHER SECURITIES		5,240,563	2.2%
Health care 1.6%		3,969,641	1.6%
Industrials 1.5%		3,752,634	1.5%
The Boeing Company	1,638	720,654	0.3%
OTHER SECURITIES		3,031,980	1.2%
Information technology 1.0%		2,345,252	1.0%
Materials 0.6%		1,454,117	0.6%
Real estate 0.4%		903,432	0.4%
Utilities 0.7%		1,773,844	0.7%
The Southern Company	13,425	667,088	0.3%

OTHER SECURITIES		1,106,756	0.4%
Preferred securities 0.3%		$779,811
(Cost $681,019)
Health care 0.1%		259,737	0.1%
Utilities 0.2%		520,074	0.2%

14	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Contracts/ Notional amount	Value	% of Net Assets
Purchased options 0.0%		$3,154
(Cost $8,581)
Calls 0.0%		2,618	0.0%
Puts 0.0%		536	0.0%

	Yield (%)	Shares	Value	% of Net Assets
Securities lending collateral 0.1%			$255,754
(Cost $255,634)
John Hancock Collateral Trust (F)	2.5250(G)	25,557	255,754	0.1%

	Yield (%)	Maturity date	Par value^	Value	% of Net Assets
Short-term investments 8.1%				$19,830,887
(Cost $19,824,816)
Foreign government 0.1%				272,528	0.1%

	Yield (%)	Shares	Value
Money market funds 7.0%			17,121,359	7.0%
T. Rowe Price Government Reserve Fund	2.4359(G)	17,121,359	17,121,359	7.0%

	Par value^	Value
Repurchase agreement 1.0%		2,437,000	1.0%

Repurchase Agreement with State Street Corp. dated 2-28-19 at 1.300% to be repurchased at $2,437,088 on 3-1-19, collateralized by $2,490,000 U.S. Treasury Notes, 2.500% due 2-28-21 (valued at $2,490,000, including interest)	2,437,000	2,437,000	1.0%
Total investments (Cost $247,693,957) 103.1%		$253,492,694
Other assets and liabilities, net (3.1%)		(7,678,444)
Total net assets 100.0%		$245,814,250

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
ILS	Israeli New Shekel
MXN	Mexican Peso
RUB	Russian Ruble
ZAR	South African Rand

Security Abbreviations and Legend
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	Non-income producing - Issuer is in default.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	15

(C)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $52,517,494 or 21.4% of the fund's net assets as of 2-28-19.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(G)	The rate shown is the annualized seven-day yield as of 2-28-19.
16	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Australian Treasury Bond Futures	3	Long	Mar 2019	$278,956	$287,313	$8,357
10-Year U.S. Treasury Note Futures	88	Long	Jun 2019	10,769,859	10,736,000	(33,859)
2-Year U.S. Treasury Note Futures	152	Long	Jun 2019	32,276,100	32,253,687	(22,413)
3-Year South Korea Government Bond Futures	3	Long	Mar 2019	291,367	291,331	(36)
5-Year U.S. Treasury Note Futures	60	Long	Jun 2019	6,871,698	6,873,750	2,052
Euro-OAT Futures	1	Long	Mar 2019	171,449	173,917	2,468
Ultra U.S. Treasury Bond Futures	25	Long	Jun 2019	4,028,013	3,989,844	(38,169)
10-Year Ultra U.S. Treasury Bond Futures	74	Short	Jun 2019	(9,613,054)	(9,579,531)	33,523
5-Year U.S. Treasury Note Futures	2	Short	Jun 2019	(229,622)	(229,125)	497
Euro SCHATZ Futures	3	Short	Mar 2019	(381,805)	(381,552)	253
German Euro BOBL Futures	6	Short	Mar 2019	(904,311)	(905,774)	(1,463)
German Euro BUND Futures	2	Short	Mar 2019	(369,207)	(376,064)	(6,857)
U.K. Long Gilt Bond Futures	1	Short	Jun 2019	(168,123)	(166,842)	1,281
U.S. Treasury Long Bond Futures	1	Short	Jun 2019	(145,143)	(144,469)	674
						$(53,692)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
ARS	15,301,000	USD	391,402	BNP Paribas SA	3/15/2019	—	$(4,407)
ARS	6,769,000	USD	149,906	BNP Paribas SA	7/10/2019	$1,923	—
AUD	305,447	USD	216,931	BNP Paribas SA	3/13/2019	—	(221)
AUD	22,015	USD	15,746	Deutsche Bank AG London	3/13/2019	—	(127)
AUD	301,618	USD	216,111	HSBC Bank USA	3/13/2019	—	(2,118)
AUD	190,604	USD	135,212	JPMorgan Chase Bank N.A. London	3/13/2019	19	—
AUD	265,480	USD	188,744	State Street Bank London	3/13/2019	—	(390)
BRL	1,910,124	USD	514,373	State Street Bank London	3/8/2019	—	(5,916)
BRL	4,515,659	USD	1,227,749	BNP Paribas SA	4/2/2019	—	(27,765)
BRL	1,102,000	USD	295,429	Deutsche Bank AG London	4/2/2019	—	(2,585)
BRL	5,687,283	USD	1,511,892	Goldman Sachs International	4/2/2019	—	(562)
BRL	2,788,300	USD	716,897	HSBC Bank USA	4/2/2019	24,061	—
BRL	3,171,912	USD	818,761	State Street Bank London	4/2/2019	24,136	—
CAD	2,945,893	USD	2,222,807	BNP Paribas SA	3/8/2019	16,156	—
CAD	141,099	USD	106,701	Deutsche Bank AG London	3/8/2019	539	—
CAD	690,969	USD	522,510	State Street Bank London	3/8/2019	2,647	—
CHF	369,000	USD	368,282	BNP Paribas SA	3/13/2019	1,750	—
CHF	130,000	USD	130,204	State Street Bank London	3/13/2019	160	—
CLP	448,572,772	USD	692,103	BNP Paribas SA	3/8/2019	—	(8,139)
CLP	568,274,606	USD	870,252	State Street Bank London	3/8/2019	—	(3,771)
CLP	34,575,000	USD	51,505	Barclays Bank PLC Wholesale	4/5/2019	1,207	—
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	17

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CLP	179,291,480	USD	273,853	BNP Paribas SA	4/5/2019	—	$(512)
CLP	45,357,000	USD	65,580	JPMorgan Chase Bank N.A. London	4/5/2019	$3,570	—
CLP	86,855,520	USD	128,919	State Street Bank London	4/5/2019	3,497	—
CLP	282,478,699	USD	435,756	BNP Paribas SA	5/10/2019	—	(5,123)
CNY	5,458,000	USD	791,937	HSBC Bank USA	4/4/2019	22,598	—
CNY	1,147,000	USD	168,875	JPMorgan Chase Bank N.A. London	4/4/2019	2,300	—
COP	1,397,846,611	USD	443,479	Deutsche Bank AG London	3/8/2019	10,065	—
COP	4,928,974,568	USD	1,594,289	Goldman Sachs International	3/8/2019	4,962	—
COP	401,041,019	USD	126,960	JPMorgan Chase Bank N.A. London	3/8/2019	3,161	—
COP	216,857,000	USD	69,665	State Street Bank London	3/8/2019	697	—
COP	88,958,400	USD	28,958	State Street Bank London	3/29/2019	—	(124)
CZK	37,799,542	USD	1,695,046	Bank of America, N.A.	4/12/2019	—	(15,763)
CZK	4,396,000	USD	198,807	JPMorgan Chase Bank N.A. London	4/12/2019	—	(3,510)
CZK	3,567,904	USD	158,571	State Street Bank London	4/12/2019	—	(63)
CZK	20,763,000	USD	919,998	Bank of America, N.A.	4/18/2019	2,571	—
CZK	400,000	USD	17,848	State Street Bank London	4/18/2019	—	(74)
DKK	1,509,000	USD	232,918	Citibank N.A.	4/12/2019	—	(2,057)
EUR	174,000	USD	198,457	State Street Bank London	3/8/2019	—	(475)
EUR	363,691	USD	412,474	Barclays Bank PLC Wholesale	3/13/2019	1,516	—
EUR	6,543,469	USD	7,429,622	BNP Paribas SA	3/13/2019	18,824	—
EUR	997,857	USD	1,133,599	Citibank N.A.	3/13/2019	2,264	—
EUR	6,508,926	USD	7,369,510	HSBC Bank USA	3/13/2019	39,614	—
EUR	806,740	USD	912,598	JPMorgan Chase Bank N.A. London	3/13/2019	5,716	—
EUR	28,000	USD	31,910	State Street Bank London	3/13/2019	—	(37)
GBP	996,631	USD	1,301,953	BNP Paribas SA	3/13/2019	20,535	—
GBP	93,733	USD	124,412	Citibank N.A.	3/13/2019	—	(32)
GBP	379,660	USD	490,555	HSBC Bank USA	3/13/2019	13,238	—
GBP	570,086	USD	730,336	State Street Bank London	3/13/2019	26,144	—
GBP	556,632	USD	719,338	JPMorgan Chase Bank N.A. London	4/26/2019	20,941	—
HUF	325,316,370	USD	1,159,863	Barclays Bank PLC Wholesale	4/12/2019	15,482	—
HUF	130,676,695	USD	473,327	State Street Bank London	4/12/2019	—	(1,201)
IDR	16,543,685,058	USD	1,169,578	Barclays Bank PLC Wholesale	3/8/2019	1,733	—
IDR	4,622,176,543	USD	330,018	Citibank N.A.	3/8/2019	—	(2,764)
IDR	10,460,871,790	USD	741,746	HSBC Bank USA	3/8/2019	—	(1,105)
IDR	926,136,391	USD	65,591	HSBC Bank USA	3/29/2019	—	(353)
ILS	2,065,950	USD	568,580	Goldman Sachs International	3/13/2019	1,735	—
ILS	1,579,760	USD	436,583	State Street Bank London	3/13/2019	—	(483)
INR	108,452,370	USD	1,521,959	Barclays Bank PLC Wholesale	3/8/2019	5,851	—
INR	150,261,935	USD	2,106,840	HSBC Bank USA	3/8/2019	9,955	—
18	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
INR	695,000	USD	9,760	State Street Bank London	4/5/2019	$9	—
JPY	1,116,996,939	USD	10,253,520	BNP Paribas SA	3/8/2019	—	$(229,469)
JPY	662,552,333	USD	5,994,519	State Street Bank London	3/8/2019	—	(48,703)
KRW	53,969,000	USD	48,137	Barclays Bank PLC Wholesale	3/8/2019	—	(163)
KRW	347,279,000	USD	308,591	BNP Paribas SA	3/8/2019	112	—
KRW	1,878,791,782	USD	1,672,341	HSBC Bank USA	3/8/2019	—	(2,249)
KRW	9,720,268	USD	8,641	JPMorgan Chase Bank N.A. London	3/8/2019	——	——
KRW	21,268,788	USD	18,939	HSBC Bank USA	3/29/2019	—	(31)
MXN	32,754,984	USD	1,694,462	Goldman Sachs International	3/13/2019	1,887	—
MXN	25,170,173	USD	1,301,059	HSBC Bank USA	3/13/2019	2,480	—
MYR	2,042,676	USD	498,810	BNP Paribas SA	3/8/2019	2,909	—
MYR	226,219	USD	55,596	Deutsche Bank AG London	3/8/2019	—	(32)
MYR	2,717,671	USD	665,922	HSBC Bank USA	3/8/2019	1,588	—
MYR	1,310,567	USD	322,189	BNP Paribas SA	3/29/2019	—	(1,139)
MYR	2,060,310	USD	506,094	BNP Paribas SA	4/12/2019	—	(1,642)
MYR	2,320,602	USD	568,009	HSBC Bank USA	4/12/2019	174	—
NOK	791,711	USD	91,635	State Street Bank London	3/13/2019	929	—
NZD	112,000	USD	76,485	BNP Paribas SA	3/13/2019	—	(197)
PEN	2,109,000	USD	626,782	BNP Paribas SA	3/8/2019	12,533	—
PEN	1,288,000	USD	387,466	State Street Bank London	3/8/2019	2,974	—
PEN	491,000	USD	148,446	BNP Paribas SA	3/29/2019	301	—
PHP	23,749,000	USD	453,579	HSBC Bank USA	4/12/2019	3,572	—
PLN	7,183,523	USD	1,881,143	Citibank N.A.	3/13/2019	17,840	—
PLN	1,949,036	USD	510,723	State Street Bank London	3/13/2019	4,510	—
RON	1,983,059	USD	472,252	Bank of America, N.A.	4/18/2019	2,167	—
RON	5,147,304	USD	1,250,063	BNP Paribas SA	4/18/2019	—	(18,644)
RON	1,268,660	USD	301,772	Citibank N.A.	4/18/2019	1,736	—
RON	4,681,136	USD	1,112,847	State Street Bank London	4/18/2019	7,048	—
RUB	44,543,217	USD	675,047	BNP Paribas SA	4/12/2019	—	(3,025)
RUB	117,885,149	USD	1,779,794	State Street Bank London	4/12/2019	—	(1,261)
SEK	1,403,338	USD	151,819	Bank of America, N.A.	3/13/2019	231	—
SEK	2,861,890	USD	306,342	State Street Bank London	3/13/2019	3,741	—
SGD	125,000	USD	92,675	Citibank N.A.	3/8/2019	—	(214)
SGD	485,124	USD	357,411	HSBC Bank USA	3/8/2019	1,428	—
SGD	126,000	USD	93,189	JPMorgan Chase Bank N.A. London	3/8/2019	12	—
SGD	53,238	USD	39,484	Citibank N.A.	3/29/2019	—	(90)
THB	36,879,938	USD	1,179,437	Goldman Sachs International	3/8/2019	—	(9,030)
THB	7,404,671	USD	236,017	HSBC Bank USA	3/8/2019	—	(1,025)
THB	509,000	USD	16,283	JPMorgan Chase Bank N.A. London	3/8/2019	—	(130)
THB	33,138,924	USD	1,051,746	State Street Bank London	3/8/2019	—	(62)
THB	3,348,533	USD	106,202	Goldman Sachs International	3/29/2019	113	—
TRY	497,000	USD	88,894	Barclays Bank PLC Wholesale	4/12/2019	1,999	—
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	19

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
TRY	4,089,275	USD	760,716	Citibank N.A.	4/12/2019	—	$(12,856)
TRY	2,335,843	USD	409,001	HSBC Bank USA	4/12/2019	$18,185	—
TRY	2,704,791	USD	494,839	State Street Bank London	4/12/2019	—	(179)
TRY	1,615,000	USD	277,120	Citibank N.A.	7/23/2019	3,639	—
TWD	13,307,000	USD	432,326	Bank of America, N.A.	3/8/2019	—	(259)
TWD	27,878,000	USD	906,495	HSBC Bank USA	3/8/2019	—	(1,321)
TWD	9,744,000	USD	316,852	JPMorgan Chase Bank N.A. London	3/8/2019	—	(474)
USD	237,973	ARS	9,782,000	BNP Paribas SA	3/15/2019	—	(9,435)
USD	156,076	ARS	6,769,000	BNP Paribas SA	7/10/2019	4,247	—
USD	546,639	AUD	771,000	State Street Bank London	3/13/2019	—	(372)
USD	778,858	BRL	2,948,212	State Street Bank London	3/8/2019	—	(5,928)
USD	1,770,093	BRL	6,475,000	Barclays Bank PLC Wholesale	4/2/2019	49,437	—
USD	91,534	BRL	346,000	BNP Paribas SA	4/2/2019	—	(411)
USD	1,380,462	BRL	5,210,000	Deutsche Bank AG London	4/2/2019	—	(4,035)
USD	642,118	BRL	2,495,545	State Street Bank London	4/2/2019	—	(21,044)
USD	1,171,184	CAD	1,556,000	Bank of America, N.A.	3/8/2019	—	(11,420)
USD	142,685	CAD	189,000	BNP Paribas SA	3/8/2019	—	(960)
USD	1,384,834	CAD	1,825,399	State Street Bank London	3/8/2019	—	(2,520)
USD	1,546,589	CAD	2,053,013	State Street Bank London	3/13/2019	—	(13,957)
USD	253,506	CHF	254,000	BNP Paribas SA	3/13/2019	—	(1,205)
USD	238,373	CHF	238,000	State Street Bank London	3/13/2019	—	(293)
USD	1,391,128	CLP	936,702,029	Goldman Sachs International	3/8/2019	—	(37,115)
USD	464,191	CLP	304,579,000	Barclays Bank PLC Wholesale	4/5/2019	—	(158)
USD	311,815	CLP	214,539,000	JPMorgan Chase Bank N.A. London	4/5/2019	—	(15,263)
USD	270,496	CLP	187,526,689	State Street Bank London	4/5/2019	—	(15,401)
USD	422,013	CLP	276,587,000	Barclays Bank PLC Wholesale	5/10/2019	361	—
USD	187,501	CNY	1,259,000	BNP Paribas SA	4/4/2019	—	(389)
USD	387,852	CNY	2,639,000	HSBC Bank USA	4/4/2019	—	(5,985)
USD	216,948	CNY	1,457,000	JPMorgan Chase Bank N.A. London	4/4/2019	—	(490)
USD	2,151,405	COP	6,717,476,000	Barclays Bank PLC Wholesale	3/8/2019	—	(28,140)
USD	14,729	CZK	336,000	Bank of America, N.A.	4/12/2019	—	(198)
USD	1,414,794	CZK	31,818,000	State Street Bank London	4/12/2019	1,247	—
USD	347,299	CZK	7,903,000	Bank of America, N.A.	4/18/2019	—	(3,858)
USD	380,670	CZK	8,590,000	State Street Bank London	4/18/2019	—	(1,013)
USD	81,968	DKK	539,000	Bank of America, N.A.	4/12/2019	—	(493)
USD	95,585	DKK	626,000	State Street Bank London	4/12/2019	—	(186)
USD	296,876	EUR	260,647	BNP Paribas SA	3/8/2019	305	—
USD	134,011	EUR	118,000	Royal Bank of Canada (UK)	3/8/2019	—	(253)
USD	8,010,592	EUR	7,082,000	Bank of America, N.A.	3/13/2019	—	(50,865)
USD	611,857	EUR	539,492	Barclays Bank PLC Wholesale	3/13/2019	—	(2,250)
USD	113,130	EUR	99,981	Citibank N.A.	3/13/2019	—	(679)
USD	9,126,031	EUR	8,033,000	State Street Bank London	3/13/2019	—	(17,952)
20	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	76,831	GBP	60,000	Bank of America, N.A.	3/13/2019	—	$(2,787)
USD	2,044,901	GBP	1,564,000	State Street Bank London	3/13/2019	—	(30,461)
USD	839,909	GBP	647,000	State Street Bank London	4/26/2019	—	(20,553)
USD	28,483	HUF	8,019,000	Bank of America, N.A.	4/12/2019	—	(489)
USD	236,783	HUF	66,382,000	Citibank N.A.	4/12/2019	—	(3,051)
USD	1,185,512	HUF	327,595,000	State Street Bank London	4/12/2019	$1,935	—
USD	1,877,310	IDR	26,442,113,391	HSBC Bank USA	3/8/2019	5,179	—
USD	366,275	IDR	5,184,620,000	JPMorgan Chase Bank N.A. London	3/8/2019	—	(802)
USD	11,177	IDR	158,502,000	State Street Bank London	4/5/2019	22	—
USD	73,322	ILS	267,000	Bank of America, N.A.	3/13/2019	—	(383)
USD	511,339	ILS	1,882,053	Citibank N.A.	3/13/2019	—	(8,210)
USD	567,867	ILS	2,090,402	Goldman Sachs International	3/13/2019	—	(9,199)
USD	69,883	ILS	253,000	State Street Bank London	3/13/2019	41	—
USD	111,316	ILS	402,611	Bank of America, N.A.	4/16/2019	—	(70)
USD	43,740	ILS	157,603	Citibank N.A.	4/16/2019	138	—
USD	326,432	ILS	1,177,850	State Street Bank London	4/16/2019	572	—
USD	83,815	ILS	301,413	Citibank N.A.	5/15/2019	269	—
USD	231,495	ILS	833,262	State Street Bank London	5/15/2019	530	—
USD	226,720	INR	16,113,000	BNP Paribas SA	3/8/2019	—	(270)
USD	3,396,445	INR	242,601,306	JPMorgan Chase Bank N.A. London	3/8/2019	—	(21,170)
USD	877,919	INR	62,644,743	HSBC Bank USA	3/29/2019	—	(3,489)
USD	6,333,294	JPY	699,126,000	Bank of America, N.A.	3/8/2019	59,262	—
USD	121,071	JPY	13,397,000	Goldman Sachs International	3/8/2019	845	—
USD	7,284,110	JPY	805,227,000	State Street Bank London	3/8/2019	57,915	—
USD	232,419	KRW	261,414,262	Bank of America, N.A.	3/8/2019	43	—
USD	203,379	KRW	228,987,000	Barclays Bank PLC Wholesale	3/8/2019	—	(173)
USD	657,953	KRW	740,556,000	BNP Paribas SA	3/8/2019	—	(343)
USD	193,329	KRW	216,548,000	Goldman Sachs International	3/8/2019	835	—
USD	679,941	KRW	765,926,788	HSBC Bank USA	3/8/2019	—	(906)
USD	67,850	KRW	76,328,000	JPMorgan Chase Bank N.A. London	3/8/2019	1	—
USD	278,713	KRW	312,992,000	HSBC Bank USA	3/29/2019	450	—
USD	237,558	MXN	4,593,000	Bank of America, N.A.	3/13/2019	—	(309)
USD	908,158	MXN	17,550,748	HSBC Bank USA	3/13/2019	—	(778)
USD	1,793,448	MXN	34,605,608	State Street Bank London	3/13/2019	1,255	—
USD	322,323	MYR	1,310,567	BNP Paribas SA	3/8/2019	424	—
USD	901,091	MYR	3,676,000	Deutsche Bank AG London	3/8/2019	—	(1,802)
USD	465,194	MYR	1,946,310	BNP Paribas SA	4/12/2019	—	(11,346)
USD	359,837	MYR	1,469,000	Deutsche Bank AG London	4/12/2019	163	—
USD	342,524	MYR	1,398,000	HSBC Bank USA	4/12/2019	234	—
USD	27,306	NOK	236,000	Bank of America, N.A.	3/13/2019	—	(287)
USD	41,656	NOK	359,000	State Street Bank London	3/13/2019	—	(317)
USD	49,074	NZD	72,000	State Street Bank London	3/13/2019	32	—
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	21

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	1,022,825	PEN	3,397,000	BNP Paribas SA	3/8/2019	—	$(6,930)
USD	64,021	PEN	212,000	HSBC Bank USA	3/29/2019	—	(204)
USD	158,707	PHP	8,305,000	HSBC Bank USA	4/12/2019	—	(1,158)
USD	72,876	PHP	3,888,000	JPMorgan Chase Bank N.A. London	4/12/2019	—	(1,965)
USD	1,487,768	PLN	5,680,000	State Street Bank London	3/13/2019	—	(13,755)
USD	819,543	RON	3,370,784	Bank of America, N.A.	4/18/2019	$13,131	—
USD	532,710	RON	2,166,000	Barclays Bank PLC Wholesale	4/18/2019	14,525	—
USD	532,756	RON	2,166,000	BNP Paribas SA	4/18/2019	14,572	—
USD	532,833	RON	2,166,000	JPMorgan Chase Bank N.A. London	4/18/2019	14,648	—
USD	1,127,109	RON	4,712,000	State Street Bank London	4/18/2019	—	(169)
USD	51,712	RUB	3,485,000	JPMorgan Chase Bank N.A. London	4/12/2019	—	(866)
USD	2,177,769	RUB	143,824,602	State Street Bank London	4/12/2019	7,886	—
USD	405,333	SEK	3,788,000	State Street Bank London	3/13/2019	—	(5,092)
USD	39,471	SGD	53,238	Citibank N.A.	3/8/2019	91	—
USD	423,753	SGD	572,886	Goldman Sachs International	3/8/2019	—	(2)
USD	81,355	SGD	110,000	JPMorgan Chase Bank N.A. London	3/8/2019	—	(10)
USD	92,705	SGD	125,000	Citibank N.A.	3/29/2019	212	—
USD	228,449	THB	7,169,000	Barclays Bank PLC Wholesale	3/8/2019	936	—
USD	2,266,711	THB	70,763,533	Goldman Sachs International	3/8/2019	20,988	—
USD	6,110	THB	192,636	Goldman Sachs International	3/29/2019	—	(6)
USD	66,615	THB	2,092,000	JPMorgan Chase Bank N.A. London	4/5/2019	185	—
USD	41,670	TRY	233,000	Barclays Bank PLC Wholesale	4/12/2019	—	(941)
USD	1,694,860	TRY	9,200,000	State Street Bank London	4/12/2019	12,337	—
USD	106,488	TRY	612,000	Bank of America, N.A.	7/23/2019	96	—
USD	111,896	TRY	645,000	State Street Bank London	7/23/2019	—	(234)
USD	1,663,839	TWD	50,929,000	JPMorgan Chase Bank N.A. London	3/8/2019	10,221	—
USD	432,537	TWD	13,307,000	Bank of America, N.A.	3/29/2019	503	—
USD	175,431	ZAR	2,487,000	Bank of America, N.A.	3/8/2019	—	(950)
USD	1,214,425	ZAR	16,602,460	Barclays Bank PLC Wholesale	3/8/2019	36,955	—
USD	2,535,220	ZAR	34,658,000	State Street Bank London	3/8/2019	77,229	—
ZAR	3,922,041	USD	284,097	Barclays Bank PLC Wholesale	3/8/2019	—	(5,940)
ZAR	20,959,159	USD	1,572,442	BNP Paribas SA	3/8/2019	—	(85,990)
ZAR	22,520,607	USD	1,610,827	State Street Bank London	3/8/2019	—	(13,635)
ZAR	928,000	USD	66,901	JPMorgan Chase Bank N.A. London	4/5/2019	—	(1,304)
ZAR	131,000	USD	9,285	State Street Bank London	4/5/2019	—	(25)
						$811,941	$(930,511)
22	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Citibank N.A.	10,000,000	INR	Fixed 6.175%	INR MIFOR	Semi-Annual	Semi-Annual	Oct 2021	$1	$(157)	$(156)
Goldman Sachs and Company	2,500,000	BRL	BRL CDI	Fixed 0.000%	At Maturity	At Maturity	Jul 2021	—	12,122	12,122
JPMorgan Chase Bank N.A.	18,000,000	INR	Fixed 6.460%	INR MIBOR Compounded OIS	Semi-Annual	Semi-Annual	Jan 2024	—	(3,879)	(3,879)
								$1	$8,086	$8,087
Centrally cleared	1,200,000	PLN	Fixed 2.427%	PLN WIBOR WIBO	Annual	Semi-Annual	Oct 2022	—	(6,188)	(6,188)
Centrally cleared	2,600,000	CZK	CZK PRIBOR PRBO	Fixed 1.385%	Annual	Semi-Annual	Oct 2022	—	(3,335)	(3,335)
Centrally cleared	850,000	PLN	PLN WIBOR WIBO	Fixed 2.536%	Annual	Semi-Annual	Sep 2023	—	5,490	5,490
Centrally cleared	1,850,000	CZK	CZK PRIBOR PRBO	Fixed 2.542%	Annual	Semi-Annual	Oct 2023	—	1,838	1,838
Centrally cleared	1,650,000	MXN	MXN TIIE Banxico	Fixed 8.710%	Monthly	Monthly	Dec 2023	—	2,277	2,277
Centrally cleared	208,859	PLN	Fixed 3.149%	PLN WIBOR WIBO	Annual	Semi-Annual	Feb 2028	—	(3,318)	(3,318)
								—	$(3,236)	$(3,236)
								$1	$4,850	$4,851

Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Goldman Sachs and Company	CenturyLink, Inc.	154,606	USD	$ 154,606	1.000%	Quarterly	Jun 2023	$ 18,004	$ (5,491)	$ 12,513
Goldman Sachs and Company	Murphy Oil Corp.	162,060	USD	162,060	1.000%	Quarterly	Jun 2023	7,483	(4,959)	2,524
Goldman Sachs and Company	Federative Republic of Brazil	60,000	USD	60,000	1.000%	Quarterly	Dec 2023	3,751	(2,420)	1,331
Goldman Sachs and Company	Republic of South Africa	60,000	USD	60,000	1.000%	Quarterly	Dec 2023	3,010	(1,164)	1,846
JPMorgan Chase Bank N.A.	Russian Federation	90,000	USD	90,000	1.000%	Quarterly	Jun 2023	1,399	(845)	554
				$526,666				$ 33,647	$(14,879)	$ 18,768
Centrally cleared	iTraxx Europe Crossover Series 30 Version 1	118,399	EUR	135,088	5.000%	Quarterly	Dec 2023	(11,225)	(3,224)	(14,449)
Centrally cleared	iTraxx Europe Senior Financials Series 30 Version 1	100,000	EUR	115,515	1.000%	Quarterly	Dec 2023	(590)	(1,035)	(1,625)
				$250,603				$(11,815)	$ (4,259)	$(16,074)
				$777,269				$ 21,832	$(19,138)	$ 2,694

Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Bank of America N.A.	Government of Malaysia	0.672%	410,000	USD	$ 410,000	1.000%	Quarterly	Dec 2023	$ (795)	$ 7,633	$ 6,838
Barclays Bank PLC	Republic of Indonesia	1.059%	290,000	USD	290,000	1.000%	Quarterly	Dec 2023	(5,771)	5,579	(192)
Barclays Bank PLC	Republic of Indonesia	1.059%	220,000	USD	220,000	1.000%	Quarterly	Dec 2023	(2,768)	2,622	(146)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	23

Credit default swaps - Seller (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BNP Paribas SA	Humana, Inc.	1.070%	330,000	USD	$ 330,000	1.000%	Quarterly	Dec 2023	$ (2,642)	$ 2,259	$ (383)
Citibank N.A.	Republic of Colombia	1.070%	570,000	USD	570,000	1.000%	Quarterly	Dec 2023	(3,728)	3,036	(692)
Citibank N.A.	Republic of Colombia	1.070%	575,000	USD	575,000	1.000%	Quarterly	Dec 2023	(2,511)	1,844	(667)
Citibank N.A.	Republic of Indonesia	1.059%	480,000	USD	480,000	1.000%	Quarterly	Dec 2023	(6,140)	5,822	(318)
Goldman Sachs International London	CDX.EM.30	1.649%	80,000	USD	80,000	1.000%	Quarterly	Dec 2023	(3,343)	1,245	(2,098)
Goldman Sachs International London	Republic of South Africa	1.745%	115,000	USD	115,000	1.000%	Quarterly	Dec 2023	(4,459)	921	(3,538)
Goldman Sachs International London	Republic of South Africa	1.745%	95,833	USD	95,833	1.000%	Quarterly	Dec 2023	(3,724)	775	(2,949)
Goldman Sachs International London	Republic of South Africa	1.745%	95,834	USD	95,834	1.000%	Quarterly	Dec 2023	(3,644)	695	(2,949)
Goldman Sachs International London	Republic of South Africa	1.745%	95,833	USD	95,833	1.000%	Quarterly	Dec 2023	(3,523)	574	(2,949)
JPMorgan Chase Bank N.A.	Eskom Holdings SOC, Ltd.	2.000%	44,260	USD	44,260	1.000%	Quarterly	Mar 2019	(57)	120	63
JPMorgan Chase Bank N.A.	Republic of Indonesia	1.059%	70,000	USD	70,000	1.000%	Quarterly	Dec 2023	(1,320)	1,274	(46)
JPMorgan Chase Bank N.A.	Republic of Indonesia	1.059%	335,000	USD	335,000	1.000%	Quarterly	Dec 2023	(5,949)	5,727	(222)
JPMorgan Chase Bank N.A.	Republic of South Africa	1.745%	588,000	USD	588,000	1.000%	Quarterly	Dec 2023	(31,662)	13,538	(18,124)
JPMorgan Chase Bank N.A.	Republic of South Africa	1.745%	260,000	USD	260,000	1.000%	Quarterly	Dec 2023	(12,534)	4,534	(8,000)
					$4,654,760				$ (94,570)	$ 58,198	$ (36,372)
Centrally cleared	CDX.NA.HY.31	3.468%	3,920,000	USD	3,920,000	5.000%	Quarterly	Dec 2023	243,703	39,984	283,687
Centrally cleared	iTraxx Europe Crossover Series 30 Version 2	2.770%	197,332	EUR	226,133	5.000%	Quarterly	Dec 2023	14,649	9,433	24,082
Centrally cleared	iTraxx Europe Crossover Series 30 Version 2	2.770%	503,197	EUR	575,632	5.000%	Quarterly	Dec 2023	32,494	28,914	61,408
					$4,721,765				$290,846	$ 78,331	$369,177
					$9,376,525				$196,276	$136,529	$332,805

Derivatives Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
24	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Derivatives Abbreviations
CDI	Brazil Interbank Deposit Rate
MIBOR	Mumbai Interbank Offered Rate
MIFOR	Mumbai Interbank Forward Offer Rate
OIS	Overnight Index Swap
PRIBOR	Prague Interbank Offered Rate
TIIE	Tasa de Interes Interbancario de Equilibrio (Interbank Equilibrium Interest Rate)
WIBOR	Warsaw Interbank Offered Rate
At 2-28-19, the aggregate cost of investments for federal income tax purposes was $250,400,881. Net unrealized appreciation aggregated to $3,259,901, of which $7,614,111 related to gross unrealized appreciation and $4,354,210 related to gross unrealized depreciation.
OTC is an abbreviation for over-the-counter. See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	25

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-19 (unaudited)

Assets
Unaffiliated investments, at value (Cost $247,438,323) including $250,289 of securities loaned	$253,236,940
Affiliated investments, at value (Cost $255,634)	255,754
Total investments, at value (Cost $247,693,957)	253,492,694
Swap contracts, at value (net unamortized upfront payment of $33,648)	37,791
Receivable for centrally cleared swaps (including collateral of $548,798)	514,980
Unrealized appreciation on forward foreign currency contracts	811,941
Cash	3,711,742
Collateral held at broker for futures contracts	14,809
Dividends and interest receivable	2,270,538
Receivable for fund shares sold	49,424
Receivable for investments sold	8,697,280
Receivable for delayed delivery securities sold	5,580,864
Receivable from affiliates	189
Other assets	59,555
Total assets	275,241,807
Liabilities
Unrealized depreciation on forward foreign currency contracts	930,511
Swap contracts, at value (net unamortized upfront payment of $94,570)	47,308
Payable for futures variation margin	26,532
Distributions payable	49
Foreign capital gains tax payable	2,241
Foreign currency overdraft, at value (cost $170,227)	204,536
Payable for investments purchased	615,267
Payable for delayed delivery securities purchased	25,730,634
Payable for fund shares repurchased	1,354,447
Payable upon return of securities loaned	255,750
Payable to affiliates
Accounting and legal services fees	33,498
Transfer agent fees	6,851
Trustees' fees	791
Other liabilities and accrued expenses	219,142
Total liabilities	29,427,557
Net assets	$245,814,250
Net assets consist of
Paid-in capital	$247,702,454
Total distributable earnings (loss)	(1,888,204)
Net assets	$245,814,250

26	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($37,158,558 ÷ 3,589,533 shares)[1]	$10.35
Class C ($606,628 ÷ 58,590 shares)[1]	$10.35
Class NAV ($208,049,064 ÷ 20,084,229 shares)	$10.36
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$10.78

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Spectrum Income Fund	27

STATEMENT OF OPERATIONS For the six months ended  2-28-19 (unaudited)

Investment income
Interest	$14,355,240
Dividends	1,212,184
Securities lending	4,682
Less foreign taxes withheld	(47,954)
Total investment income	15,524,152
Expenses
Investment management fees	2,721,338
Distribution and service fees	55,495
Accounting and legal services fees	59,691
Transfer agent fees	19,949
Trustees' fees	6,320
Custodian fees	98,725
State registration fees	20,546
Printing and postage	12,555
Professional fees	49,628
Other	16,336
Total expenses	3,060,583
Less expense reductions	(140,327)
Net expenses	2,920,256
Net investment income	12,603,896
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(2,197,913)
Affiliated investments	(117)
Futures contracts	24,984
Forward foreign currency contracts	410,784
Written options	14,304
Swap contracts	(91,690)
(1,839,648)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(634,921)
Affiliated investments	99
Futures contracts	11,406
Forward foreign currency contracts	(390,470)
Written options	(8,842)
Swap contracts	90,873
(931,855)
Net realized and unrealized loss	(2,771,503)
Increase in net assets from operations	$9,832,393

28	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-19 (unaudited)	Year ended 8-31-18
Increase (decrease) in net assets
From operations
Net investment income	$12,603,896	$25,426,400
Net realized gain (loss)	(1,839,648)	8,084,550
Change in net unrealized appreciation (depreciation)	(931,855)	(32,932,266)
Increase in net assets resulting from operations	9,832,393	578,684
Distributions to shareholders
From net investment income and net realized gain
Class A	(831,239)	—
Class C	(12,839)	—
Class NAV	(17,904,244)	—
From net investment income
Class A	—	(894,754)
Class C	—	(12,141)
Class NAV	—	(28,025,115)
From net realized gain
Class A	—	(246,081)
Class C	—	(4,349)
Class NAV	—	(7,370,141)
Total distributions	(18,748,322)	(36,552,581)
From fund share transactions	(590,935,549)	(25,702,576)
Total decrease	(599,851,478)	(61,676,473)
Net assets
Beginning of period	845,665,728	907,342,201
End of period[1]	$245,814,250	$845,665,728

[1]	Net assets - End of period includes undistributed net investment income of $1,064,670 at August 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Spectrum Income Fund	29

Financial highlights
CLASS A SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$10.43	$10.86	$10.70	$10.21	$10.56
Net investment income[3]	0.15	0.27	0.31	0.31	0.12
Net realized and unrealized gain (loss) on investments	0.01	(0.30)	0.15	0.51	(0.35)
Total from investment operations	0.16	(0.03)	0.46	0.82	(0.23)
Less distributions
From net investment income	(0.15)	(0.31)	(0.30)	(0.29)	(0.12)
From net realized gain	(0.09)	(0.09)	—	(0.04)	—
Total distributions	(0.24)	(0.40)	(0.30)	(0.33)	(0.12)
Net asset value, end of period	$10.35	$10.43	$10.86	$10.70	$10.21
Total return (%)[4,5]	1.62 [6]	(0.27)	4.37	8.18	(2.20) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$37	$34	$27	$24	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.23 [7]	1.20	1.22	1.18 [8]	1.20 [7]
Expenses including reductions	1.11 [7]	1.12	1.12	1.08 [8]	1.12 [7]
Net investment income	3.03 [7]	2.54	2.88	2.99	2.76 [7]
Portfolio turnover (%)	41	65	69	72	76 [9]

[1]	Six months ended 2-28-19. Unaudited.
[2]	The inception date for Class A shares is 3-27-15.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	Includes reimbursement for overbilling of custody expenses in prior years of 0.04%.
[9]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
30	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$10.43	$10.86	$10.70	$10.21	$10.56
Net investment income[3]	0.12	0.19	0.23	0.23	0.09
Net realized and unrealized gain (loss) on investments	—	(0.30)	0.15	0.51	(0.35)
Total from investment operations	0.12	(0.11)	0.38	0.74	(0.26)
Less distributions
From net investment income	(0.11)	(0.23)	(0.22)	(0.21)	(0.09)
From net realized gain	(0.09)	(0.09)	—	(0.04)	—
Total distributions	(0.20)	(0.32)	(0.22)	(0.25)	(0.09)
Net asset value, end of period	$10.35	$10.43	$10.86	$10.70	$10.21
Total return (%)[4,5]	1.24 [6]	(1.02)	3.60	7.37	(2.50) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$1	$— [7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.93 [8]	1.90	1.92	1.88 [9]	1.90 [8]
Expenses including reductions	1.86 [8]	1.87	1.87	1.83 [9]	1.87 [8]
Net investment income	2.30 [8]	1.79	2.14	2.19	2.03 [8]
Portfolio turnover (%)	41	65	69	72	76 [10]

[1]	Six months ended 2-28-19. Unaudited.
[2]	The inception date for Class C shares is 3-27-15.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Includes reimbursement for overbilling of custody expenses in prior years of 0.04%.
[10]	Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Spectrum Income Fund	31

CLASS NAV SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$10.43	$10.87	$10.71	$10.22	$11.25	$10.89
Net investment income[2]	0.18	0.31	0.35	0.34	0.32	0.36
Net realized and unrealized gain (loss) on investments	0.01	(0.31)	0.15	0.51	(0.66)	0.63
Total from investment operations	0.19	—	0.50	0.85	(0.34)	0.99
Less distributions
From net investment income	(0.17)	(0.35)	(0.34)	(0.32)	(0.41)	(0.35)
From net realized gain	(0.09)	(0.09)	—	(0.04)	(0.28)	(0.28)
Total distributions	(0.26)	(0.44)	(0.34)	(0.36)	(0.69)	(0.63)
Net asset value, end of period	$10.36	$10.43	$10.87	$10.71	$10.22	$11.25
Total return (%)[3]	1.88 [4]	(0.01)	4.75	8.58	(3.05)	9.30
Ratios and supplemental data
Net assets, end of period (in millions)	$208	$811	$879	$919	$901	$965
Ratios (as a percentage of average net assets):
Expenses before reductions	0.82 [5]	0.80	0.80	0.76 [6]	0.78	0.79
Expenses including reductions	0.78 [5]	0.76	0.76	0.72 [6]	0.75	0.75
Net investment income	3.47 [5]	2.89	3.24	3.31	2.99	3.22
Portfolio turnover (%)	41	65	69	72	76	59

[1]	Six months ended 2-28-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Includes reimbursement for overbilling of custody expenses in prior years of 0.04%.
32	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Spectrum Income Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income with moderate share price fluctuation.

The fund may offer multiple classes of shares. The shares currently offered by the fund are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation (MFC), and certain 529 plans. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at the last traded price on the exchange on which they trade. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures

SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       33

established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of February 28, 2019, by major security category or type:

	Total Value at 2-28-19	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$57,630,376	—	$57,630,376	—
Foreign government obligations	32,957,393	—	32,957,393	—
Corporate bonds	81,291,937	—	81,269,760	$22,177
Convertible bonds	56,559	—	56,559	—
Municipal bonds	894,597	—	894,597	—
Term loans	3,212,259	—	3,212,259	—
Collateralized mortgage obligations	14,731,118	—	14,731,118	—
Asset backed securities	11,664,948	—	11,664,948	—
Common stocks	30,183,901	$29,073,355	1,110,546	—
Preferred securities	779,811	779,811	—	—
Purchased options	3,154	—	3,154	—
Securities lending collateral	255,754	255,754	—	—
Short-term investments	19,830,887	17,121,359	2,709,528	—
Total investments in securities	$253,492,694	$47,230,279	$206,240,238	$22,177
Derivatives:
Assets
Futures	$49,105	$49,105	—	—
Forward foreign currency contracts	811,941	—	$811,941	—
Swap contracts	416,573	—	416,573	—
Liabilities
Futures	(102,797)	(102,797)	—	—
Forward foreign currency contracts	(930,511)	—	(930,511)	—
Swap contracts	(76,223)	—	(76,223)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and

SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       34

monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

When-issued/delayed-delivery securities. The fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a "To Be Announced" (TBA) or "forward commitment" transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in Fund's Investments. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the fund's NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer's failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities purchased or increase in the value of securities sold prior to settlement date.

Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. Failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund's income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund's exposure to such investments is substantial, could impair the fund's ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       35

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 28, 2019, the fund loaned securities valued at $250,289 and received $255,750 of cash collateral.

Foreign investing. Assets, including investments and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the funds to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of

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operations. For the six months ended February 28, 2019, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2019 were $1,849.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2018, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. The fund typically declares and pays capital gain distributions, if any, at least, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book tax differences are primarily attributable to foreign currency transactions, amortization and accretion on debt securities, and wash sale loss deferrals.

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts, certain options and certain swaps are typically traded through the OTC market. Certain forwards, options and swaps are regulated by the Commodity Futures Trading Commission. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement

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if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the Fund for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying fund's investments, or if cash is posted, on the Statement of assets and liabilities. The fund's maximum risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Futures, certain options and centrally-cleared swaps are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

Centrally-cleared swap contracts are subject to clearinghouse rules, including initial and variation margin requirements, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the potential insolvency of the broker with respect to any margin held in the brokers' customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral or margin requirements for exchange-traded or centrally-cleared derivatives are set by the broker or applicable clearinghouse. Margin for centrally-cleared transactions is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts and receivable for centrally-cleared swaps, respectively. Securities pledged by the fund for centrally-cleared transactions, if any, are identified in the Fund's investments.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable / payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the six months ended February 28, 2019, the fund used futures contracts to gain exposure to treasuries markets and foreign bond markets, manage against anticipated interest rate changes, manage duration of the fund, maintain diversity of the fund and as a substitute for securities purchased. The fund held futures contracts with notional values ranging from $66.4 million to $144.0 million, as measured at each quarter end.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

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The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the six months ended February 28, 2019, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and manage currency exposure. The fund held forward foreign currency contracts with U.S. Dollar notional values ranging from $79.6 million to $184.3 million, as measured at each quarter end.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the Fund's investments and subsequently "marked-to-market" to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If the fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the fund enters into a closing sale transaction, the fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the fund.

During the six months ended February 28, 2019, the fund used purchased options contracts to manage against anticipated changes in currency exchange rates and manage duration of the fund. The fund held purchased options contracts with market values ranging from $3,000 to $39,000 as measured at each quarter end.

During the six months ended February 28, 2019, the fund wrote option contracts to manage against anticipated changes in currency exchange rates. The fund held written options contracts with market values ranging up to $26,000 from as measured at each quarter end. At February 28, 2019, there were no open written options contracts.

Swaps. Swap agreements are agreements between the fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also

SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       39

impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

During the six months ended February 28, 2019, the fund used interest rate swap contracts to manage duration of the fund, gain exposure to treasuries markets and manage against anticipated interest rate changes. The fund held interest rate swaps with total USD notional amounts ranging from $2.0 million to $12.0 million, as measured at each quarter end.

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

During the six months ended February 28, 2019, the fund used CDS as a Buyer of protection to manage against potential credit events. The fund held credit default swap contracts with total USD notional amounts ranging from $777,000 to $10.9 million, as measured at each quarter end.

Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity's creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

During the six months ended February 28, 2019, the fund used CDS as a Seller of protection to take a long position in the exposure of the benchmark credit. The fund acted as Seller on credit default swap contracts with total USD notional amounts ranging from $5.2 million to $11.9 million as measured at each quarter end.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at February 28, 2019 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin	Futures†	$49,105	($102,797)
Foreign currency	Unrealized appreciation / depreciation on forward foreign currency contracts	Forward foreign currency contracts	811,941	(930,511)
Foreign currency	Unaffiliated investments, at value*	Purchased options	3,154	—
Interest rate	Swap contracts, at value	Interest rate swaps^	21,727	(16,876)

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Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Credit	Swap contracts, at value	Credit default swaps^	$394,846	($59,347)
			$1,280,773	($1,109,531)
† Reflects cumulative appreciation/depreciation on futures as disclosed in Fund's investments. Only the year end variation margin is separately disclosed on the Statement of assets and liabilities.
* Purchased options are included in Fund's investments.
^ Reflects cumulative value of swap contracts. Receivable for centrally cleared swaps, which includes value and margin, and swap contracts at value, which represents OTC swaps, are shown separately on the Statement of assets and liabilities.

For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2019:

Statement of operations location - net realized gain (loss) on:
Risk	Unaffiliated investments and foreign currency transactions[1]	Futures contracts	Forward foreign currency contracts	Written options	Swap contracts	Total
Credit	—	—	—	—	$70,971	$70,971
Foreign currency	—	—	$410,784	—	—	410,784
Interest rate	($33,021)	$24,984	—	$14,304	(162,661)	(156,394)
Total	($33,021)	$24,984	$410,784	$14,304	($91,690)	$325,361
[1] Realized gain/loss associated with purchased options is included in this caption on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2019:

Statement of operations location - change in net unrealized appreciation (depreciation) of:
Risk	Unaffiliated investments and translation of assets and liabilities in foreign currencies[1]	Futures contracts	Forward foreign currency contracts	Written options	Swap contracts	Total
Credit	$50,445	—	—	($8,476)	$32,242	$74,211
Foreign currency	(724)	—	($390,470)	—	—	(391,194)
Interest rate	—	$11,406	—	(366)	58,631	69,671
Total	$49,721	$11,406	($390,470)	($8,842)	$90,873	($247,312)
[1] Change in unrealized appreciation/depreciation associated with purchased options is included in this caption on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these

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arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of MFC.

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: a) 0.800% of the first $250 million of the fund's aggregate daily net assets; and b) 0.725% of the aggregate daily net assets in excess of $250 million. Aggregate net assets include the net assets of the fund and New Income Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with T. Rowe Price Associates, Inc. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2019, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This agreement expires on June 30, 2020, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to Class A and Class C shares to the extent necessary to maintain the total operating expenses at 1.12% and 1.87% for Class A and Class C shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, underlying fund expenses (acquired fund fees) and short dividend expense. The current expense limitation agreement expires on December 31, 2019, unless renewed by mutual agreement of the fund and the Advisor based upon determination that this is appropriate under the circumstances at the time.

The Advisor has voluntarily agreed to waive a portion of its management fees for the fund. This voluntary waiver equals the amount by which the subadvisory fee paid to T. Rowe Price Associates, Inc. is reduced. This voluntary expense reimbursement may terminate at any time.

For the six months ended February 28, 2019, the expense reductions described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$21,213	Class NAV	$118,890
Class C	224	Total	$140,327

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2019 were equivalent to a net annual effective rate of 0.71% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for

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services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class: 0.30% for Class A and 1.00% for Class C shares.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $50,381 for the six months ended February 28, 2019. Of this amount, $7,410 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $42,971 was paid as sales commissions to broker-dealers and nothing was paid as sales commissions to sales personnel of Signator Investors, Inc., which had been a broker-dealer affiliate of the Advisor through November 2, 2018.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2019, CDSCs received by the Distributor amounted to $796 and $0 for Class A and Class C shares, respectively.

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 28, 2019 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$52,372	$19,598
Class C	3,123	351
Total	$55,495	$19,949

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended February 28, 2019 and the year ended August 31, 2018 were as follows:

		Six months ended 2-28-19		Year ended 8-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	600,996	$6,159,091	1,261,426	$13,446,793
Distributions reinvested	81,758	831,006	106,914	1,140,425
Repurchased	(395,834)	(4,048,708)	(580,354)	(6,196,237)
Net increase	286,920	$2,941,389	787,986	$8,390,981

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		Six months ended 2-28-19		Year ended 8-31-18
	Shares	Amount	Shares	Amount
Class C shares
Sold	13,946	$144,476	23,902	$255,314
Distributions reinvested	1,266	12,839	1,540	16,443
Repurchased	(12,938)	(132,813)	(20,820)	(222,419)
Net increase	2,274	$24,502	4,622	$49,338
Class NAV shares
Sold	189,403	$1,916,198	1,826,816	$19,578,850
Distributions reinvested	1,760,251	17,904,244	3,311,868	35,395,256
Repurchased	(59,563,918)	(613,721,882)	(8,365,432)	(89,117,001)
Net decrease	(57,614,264)	$(593,901,440)	(3,226,748)	$(34,142,895)
Total net decrease	(57,325,070)	$(590,935,549)	(2,434,140)	$(25,702,576)

Affiliates of the fund owned 100% of shares of Class NAV on February 28, 2019. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, amounted to $118,478,000 and $651,746,047, respectively, for the six months ended February 28, 2019. Purchases and sales of U.S. Treasury obligations aggregated $151,318,367 and $211,184,966, respectively, for the six months ended February 28, 2019.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 28, 2019, funds within the John Hancock group of funds complex held 84.6% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliate concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	29.5%
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	13.5%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	10.5%
John Hancock Funds II Multimanager Lifestyle Conservative Portfolio	8.8%
John Hancock Funds II Multimanager 2025 Lifetime Portfolio	6.1%
John Hancock Funds II Multimanager 2020 Lifetime Portfolio	5.0%

SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       44

Note 9 — Investment in affiliated underlying funds

The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust*	70,427	866,274	(911,144)	25,557	—	—	($117)	$99	$255,754
*Refer to the Securities lending note within Note 2 for details regarding this investment.

Note 10 — Other Matters

The Trust and several of its funds, including the fund, have been named as defendants in a number of adversary proceedings in state and Federal courts across the country arising out of an $8 billion leveraged buyout ("LBO") transaction in 2007 whereby the Tribune Company ("Tribune") converted to a privately held company. In Kirchner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (the "FitzSimons Action"), the plaintiff alleges that Tribune insiders and shareholders were overpaid for their Tribune stock and is attempting to obtain from former shareholders the proceeds received in connection with the LBO. This claim was brought as a putative defendant class action that names certain shareholders as representatives of a potential class comprised of all Tribune shareholders that tendered their shares in the LBO and received proceeds as a result, including certain John Hancock mutual funds. Certain John Hancock mutual funds received a total of approximately $49 million in connection with the LBO. The total amount at issue for the Spectrum Income Fund is approximately $2.1 million.In addition, a group of Tribune creditors filed fifty-three actions in various state and federal courts against former Tribune shareholders asserting state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the "SLCFC Actions"). The FitzSimons Action and the SLCFC Actions have been consolidated with the majority of the other LBO-related lawsuits in a multidistrict litigation proceeding captioned in re Tribune Company Fraudulent Conveyance Litigation, No.11-md-2696 (S.D.N.Y.).

On 12/18/18, the Trustee filed a letter asking to proceed with a motion to amend the complaint to add a federal law constructive fraudulent transfer claim against the Shareholder Defendants. The Second Circuit was reconsidering its prior decision affirming the dismissal of the individual Creditors' state law constructive fraudulent transfer claims in light of the Supreme Court's decision in Merit Management. The timing of the Second Circuit's ruling is unknown, and the Trustee decided to make another effort on the amendment issue now that the case has been reassigned. The Court has ordered all parties to participate in a global mediation. The Court has set aside two months for mediation. The cost of the mediation is being 50-50 with plaintiffs. The costs allocated to the defendants will be split pro rata by the number of defendant law firms participating. The mediation began in March and is presently underway.

At this time, the fund cannot predict the outcome of these proceedings. If the proceeding were to be decided in a manner adverse to the fund or if the fund enters into a settlement agreement with the plaintiffs, depending upon the circumstances, the payment of such judgement or settlement could have an adverse effect on the fund's net asset value.

Note 11 — Subsequent event

On March 28, 2019, the Board of Trustees approved a plan of liquidation for John Hancock Spectrum Income Fund, on or about May 17, 2019.

SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       45

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler**
Secretary and Chief Legal Officer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

T. Rowe Price Associates, Inc.

Portfolio Manager

Charles M. Shriver, CFA

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee
#Effective 6-19-18

**Effective 9-13-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK SPECTRUM INCOME FUND       46

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

Greater China Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Disciplined Alternative Yield

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Infrastructure

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 200 Berkeley Street ■ Boston, MA 02116-5010 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Spectrum Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF767046	459SA 2/19 4/19

John Hancock

Strategic Income Opportunities Fund

Semiannual report 2/28/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investments at 800-225-5291 (Class A and Class C shares) or 888-972-8696 (Class I, Class R2, Class R6 and Class NAV) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investments or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investments or your financial intermediary.

A message to shareholders

Dear shareholder,

A solid and stable economy led the U.S. Federal Reserve (Fed) to continue normalizing monetary policy for most of the period; however, concerns about the strength of the broader global economy and the durability of the now decade-old bull market led investors to dial back risk exposures.

As the new year began, the Fed shifted to a neutral stance on interest rates, after three years of rate hikes. Indeed, several indicators now suggest that the economic expansion has slowed down—earnings growth is not as robust, the Treasury yield curve has flattened, and the Fed has noted some sluggishness in household spending and business investment.

Your best resource in unpredictable and volatile markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee investment returns and does not eliminate risk of loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Strategic Income Opportunities Fund

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund's investments
32	Financial statements
36	Financial highlights
42	Notes to financial statements
54	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to maximize total return consisting of current income and capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/19 (%)

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

1	Class A shares were first offered on 1-4-10. The returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise returns would vary.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       2

Portfolio summary

PORTFOLIO COMPOSITION AS OF 2/28/19 (%)

COUNTRY COMPOSITION AS OF 2/28/19 (%)

United States	61.4
Canada	4.9
Supranational	4.4
Indonesia	4.0
Ireland	2.3
Brazil	2.1
Germany	2.1
Philippines	2.1
Singapore	1.7
Colombia	1.6
Other countries	13.4
TOTAL	100.0
As a percentage of net assets.

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       3

QUALITY COMPOSITION AS OF 2/28/19 (%)

NET CURRENCY EXPOSURE AS OF 2/28/19 (%)

United States Dollar	83.7
Indonesian Rupiah	3.2
Euro	2.5
Philippine Peso	2.1
Brazilian Real	1.7
Japanese Yen	1.6
Malaysian Ringgit	1.6
Canadian Dollar	1.4
Singapore Dollar	1.3
Columbian Peso	1.0
Other Currencies	-0.1
As a percentage of net assets.
Net currency exposure, after taking into account the effects of forward foreign currency exchange contracts.

SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       4

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  FEBRUARY 28, 2019

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	5-year	10-year	6-month	5-year	10-year	as of 2-28-19	as of 2-28-19
Class A2	-5.32	1.24	6.64	-3.28	6.36	90.19	3.09	3.06
Class C2	-3.00	1.36	6.39	-0.61	7.01	85.78	2.52	2.49
Class I2,3	-0.98	2.41	7.40	0.97	12.65	104.22	3.50	3.47
Class R2[2,3]	-1.45	2.00	7.14	0.69	10.40	99.35	3.15	3.12
Class R6[2,3]	-0.96	2.51	7.48	0.93	13.18	105.66	3.64	3.61
Class NAV[3]	-0.95	2.51	7.51	1.03	13.20	106.29	3.63	3.61
Index†	3.17	2.32	3.71	1.99	12.13	43.97	—	—

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 4.0%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report.Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2	Class R6	Class NAV
Gross (%)	1.09	1.79	0.79	1.19	0.69	0.68
Net (%)	1.06	1.76	0.76	1.16	0.66	0.65

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Bloomberg Barclays U.S. Aggregate Bond Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Strategic Income Opportunities Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Bloomberg Barclays U.S. Aggregate Bond Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C2,4	2-28-09	18,578	18,578	14,397
Class I2,3	2-28-09	20,422	20,422	14,397
Class R2[2,3]	2-28-09	19,935	19,935	14,397
Class R6[2,3]	2-28-09	20,566	20,566	14,397
Class NAV[3]	2-28-09	20,629	20,629	14,397

The values shown in the chart for "Class A shares with maximum sales charge" have been adjusted to reflect the reduction in the Class A maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or foreign currency impact, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	Class A, Class C, and Class I shares were first offered on 1-4-10; Class R2 shares were first offered on 3-1-12; Class R6 shares were first offered on 9-1-11. The returns prior to these dates are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
3	For certain types of investors, as described in the fund's prospectuses.
4	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       6

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2018, with the same investment held until February 28, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2018, with the same investment held until February 28, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	7

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2018	Ending value on 2-28-2019	Expenses paid during period ended 2-28-2019[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,007.30	$5.33	1.07%
	Hypothetical example	1,000.00	1,019.50	5.36	1.07%
Class C	Actual expenses/actual returns	1,000.00	1,003.80	8.79	1.77%
	Hypothetical example	1,000.00	1,016.00	8.85	1.77%
Class I	Actual expenses/actual returns	1,000.00	1,009.70	3.94	0.79%
	Hypothetical example	1,000.00	1,020.90	3.96	0.79%
Class R2	Actual expenses/actual returns	1,000.00	1,006.90	5.67	1.14%
	Hypothetical example	1,000.00	1,019.10	5.71	1.14%
Class R6	Actual expenses/actual returns	1,000.00	1,009.30	3.34	0.67%
	Hypothetical example	1,000.00	1,021.50	3.36	0.67%
Class NAV	Actual expenses/actual returns	1,000.00	1,010.30	3.29	0.66%
	Hypothetical example	1,000.00	1,021.50	3.31	0.66%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
8	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 2-28-19 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 8.0%					$475,010,979
(Cost $477,997,226)
U.S. Government 8.0%					475,010,979
U.S. Treasury
Bond	2.750	11-15-42		65,640,000	62,106,722
Bond	3.000	02-15-49		29,195,000	28,709,177
Bond	3.125	02-15-43		86,165,000	86,972,797
Bond	4.375	02-15-38		53,905,000	65,639,866
Note	2.000	11-15-26		35,370,000	33,763,152
Note	2.500	02-15-22		34,010,000	34,013,986
Note (A)	2.500	01-31-24		35,500,000	35,461,172

Note	3.125	11-15-28		124,170,000	128,344,107
Foreign government obligations 23.4%					$1,395,178,016
(Cost $1,482,744,245)
Australia 1.3%					77,688,220
Commonwealth of Australia	5.750	07-15-22	AUD	9,955,000	8,002,720
New South Wales Treasury Corp.	4.000	04-08-21	AUD	8,000,000	5,920,770
New South Wales Treasury Corp.	6.000	03-01-22	AUD	21,290,000	16,903,213
Queensland Treasury Corp.	5.500	06-21-21	AUD	27,070,000	20,729,080
Queensland Treasury Corp.	6.000	07-21-22	AUD	25,670,000	20,591,323
Queensland Treasury Corp.	6.250	02-21-20	AUD	7,500,000	5,541,114
Austria 0.3%					16,765,151
Republic of Austria (B)	0.000	07-15-23	EUR	14,625,000	16,765,151
Brazil 2.1%					125,214,458
Federative Republic of Brazil	10.000	01-01-21	BRL	179,795,000	50,867,077
Federative Republic of Brazil	10.000	01-01-23	BRL	260,440,000	74,347,381
Canada 3.0%					175,997,453
Canada Housing Trust No. 1	2.350	06-15-23	CAD	31,000,000	23,794,111
Export Development Canada	2.300	02-10-20		14,520,000	14,466,242
Export Development Canada	2.400	06-07-21	AUD	4,145,000	2,959,777
Government of Canada	0.750	09-01-20	CAD	37,650,000	28,177,919
Government of Canada	1.250	11-01-19	CAD	46,700,000	35,363,109
Government of Canada	1.500	03-01-20	CAD	75,000,000	56,827,197
Province of British Columbia (B)	6.600	01-09-20	INR	584,515,000	8,134,695
Province of Quebec	3.000	09-01-23	CAD	8,000,000	6,274,403
Colombia 1.6%					92,912,531
Republic of Colombia	4.000	02-26-24		17,000,000	17,195,670
Republic of Colombia	4.500	01-28-26		17,170,000	17,650,760
Republic of Colombia	7.000	09-11-19	COP	24,810,300,000	8,152,198
Republic of Colombia	7.000	05-04-22	COP	81,417,000,000	27,590,204
Republic of Colombia	11.000	07-24-20	COP	63,653,100,000	22,323,699
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	9

	Rate (%)	Maturity date		Par value^	Value
Finland 0.3%					$19,071,617
Republic of Finland (B)	1.500	04-15-23	EUR	15,650,000	19,071,617
Hungary 1.0%					59,327,473
Republic of Hungary	6.250	01-29-20		29,480,000	30,350,869
Republic of Hungary	6.375	03-29-21		27,290,000	28,976,604
Indonesia 3.3%					196,541,837
Perusahaan Penerbit SBSN Indonesia III (B)	4.150	03-29-27		10,060,000	9,940,286
Republic of Indonesia (B)	2.150	07-18-24	EUR	6,000,000	7,064,639
Republic of Indonesia (B)	2.625	06-14-23	EUR	11,010,000	13,229,983
Republic of Indonesia	5.625	05-15-23	IDR	97,644,000,000	6,511,867
Republic of Indonesia (B)	5.875	01-15-24		5,125,000	5,569,051
Republic of Indonesia	6.125	05-15-28	IDR	226,248,000,000	14,319,203
Republic of Indonesia	6.625	05-15-33	IDR	279,712,000,000	17,352,981
Republic of Indonesia	7.000	05-15-22	IDR	249,790,000,000	17,667,393
Republic of Indonesia	7.000	05-15-27	IDR	203,811,000,000	13,737,738
Republic of Indonesia	7.500	08-15-32	IDR	78,553,000,000	5,277,723
Republic of Indonesia	7.500	05-15-38	IDR	86,870,000,000	5,732,216
Republic of Indonesia	8.250	07-15-21	IDR	290,855,000,000	21,186,153
Republic of Indonesia	8.250	05-15-29	IDR	57,894,000,000	4,248,166
Republic of Indonesia	8.375	03-15-24	IDR	303,817,000,000	22,262,492
Republic of Indonesia	8.375	09-15-26	IDR	170,636,000,000	12,496,851
Republic of Indonesia	8.750	05-15-31	IDR	174,458,000,000	13,046,370
Republic of Indonesia	9.000	03-15-29	IDR	90,490,000,000	6,898,725
Ireland 2.2%					130,738,850
Republic of Ireland	3.400	03-18-24	EUR	45,635,000	60,658,173
Republic of Ireland	3.900	03-20-23	EUR	52,960,000	70,080,677
Malaysia 1.5%					91,144,874
Government of Malaysia	3.620	11-30-21	MYR	37,200,000	9,157,411
Government of Malaysia	3.733	06-15-28	MYR	24,975,000	6,023,388
Government of Malaysia	3.844	04-15-33	MYR	57,566,000	13,417,826
Government of Malaysia	3.882	03-14-25	MYR	36,535,000	8,965,976
Government of Malaysia	3.899	11-16-27	MYR	43,417,000	10,588,687
Government of Malaysia	4.059	09-30-24	MYR	107,440,000	26,703,589
Government of Malaysia	4.160	07-15-21	MYR	65,363,000	16,287,997
New Zealand 0.7%					43,843,524
Dominion of New Zealand	3.000	04-15-20	NZD	20,800,000	14,365,669
Dominion of New Zealand	6.000	05-15-21	NZD	29,455,000	21,925,810
New Zealand Local Government Funding Agency	5.500	04-15-23	NZD	9,850,000	7,552,045
Norway 1.4%					85,651,345
Government of Norway (B)	2.000	05-24-23	NOK	196,500,000	23,604,894
Government of Norway (B)	3.750	05-25-21	NOK	323,515,000	39,937,078
Government of Norway (B)	4.500	05-22-19	NOK	187,838,000	22,109,373
10	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Philippines 2.1%					$125,708,193
Republic of Philippines	3.500	03-20-21	PHP	354,470,000	6,509,802
Republic of Philippines	3.500	04-21-23	PHP	788,770,000	13,784,579
Republic of Philippines	3.875	11-22-19	PHP	522,510,000	9,943,773
Republic of Philippines	4.250	04-11-20	PHP	519,730,000	9,846,592
Republic of Philippines	4.625	09-09-40	PHP	45,902,000	670,957
Republic of Philippines	4.950	01-15-21	PHP	681,320,000	13,146,894
Republic of Philippines	5.500	03-08-23	PHP	443,970,000	8,371,538
Republic of Philippines	5.875	12-16-20	PHP	321,278,240	6,175,903
Republic of Philippines	6.250	03-12-24	PHP	181,560,000	3,387,575
Republic of Philippines	6.250	01-14-36	PHP	520,000,000	10,506,574
Republic of Philippines	6.500	04-28-21	PHP	357,660,000	6,973,091
Republic of Philippines	7.375	03-03-21	PHP	313,800,000	6,218,725
Republic of Philippines	8.000	07-19-31	PHP	959,560,000	20,873,937
Republic of Philippines	8.125	12-16-35	PHP	419,020,160	9,298,253
Portugal 0.9%					54,212,958
Republic of Portugal (B)	3.850	04-15-21	EUR	24,380,000	30,145,389
Republic of Portugal (B)	5.125	10-15-24		22,575,000	24,067,569
Singapore 1.2%					71,247,701
Republic of Singapore	1.750	04-01-22	SGD	31,630,000	23,187,878
Republic of Singapore	3.250	09-01-20	SGD	63,835,000	48,059,823
Sweden 0.5%					29,111,831
Kingdom of Sweden (B)	0.125	04-24-23	EUR	25,340,000	29,111,831

Corporate bonds 44.1%					$2,626,340,789
(Cost $2,637,110,069)
Communication services 4.7%					278,911,295
Diversified telecommunication services 0.2%
Radiate Holdco LLC (A)(B)	6.625	02-15-25		13,075,000	12,290,500
Entertainment 1.0%
Lions Gate Capital Holdings LLC (B)	5.875	11-01-24		5,635,000	5,705,438
Lions Gate Capital Holdings LLC (B)	6.375	02-01-24		16,135,000	16,422,203
Netflix, Inc.	3.625	05-15-27	EUR	15,705,000	18,264,860
Netflix, Inc. (B)	6.375	05-15-29		3,357,000	3,565,772
Viacom, Inc. (6.250% to 2-28-27, then 3 month LIBOR + 3.899%)	6.250	02-28-57		14,200,000	14,120,306
Interactive media and services 0.4%
Rackspace Hosting, Inc. (A)(B)	8.625	11-15-24		8,530,000	7,463,750
Uber Technologies, Inc. (B)	8.000	11-01-26		17,455,000	18,240,475
Media 3.1%
Cablevision Systems Corp.	5.875	09-15-22		4,900,000	5,054,656
CCO Holdings LLC (B)	5.000	02-01-28		16,005,000	15,404,813
CCO Holdings LLC (B)	5.125	05-01-27		17,810,000	17,476,063
CCO Holdings LLC	5.750	01-15-24		13,927,000	14,266,471
CSC Holdings LLC (B)	5.375	02-01-28		14,225,000	13,976,063
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	11

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Media (continued)
CSC Holdings LLC (B)	5.500	04-15-27		12,580,000	$12,642,900
CSC Holdings LLC (B)	6.500	02-01-29		7,810,000	8,171,291
CSC Holdings LLC (B)	7.500	04-01-28		10,845,000	11,441,475
DISH DBS Corp.	6.750	06-01-21		13,228,000	13,525,630
EMI Music Publishing Group North America Holdings, Inc. (B)	7.625	06-15-24		2,643,000	2,801,580
Lamar Media Corp.	5.000	05-01-23		2,062,000	2,098,085
McGraw-Hill Global Education Holdings LLC (A)(B)	7.875	05-15-24		15,635,000	12,586,175
Sinclair Television Group, Inc. (B)	5.625	08-01-24		11,905,000	12,024,050
Sirius XM Radio, Inc. (B)	4.625	05-15-23		7,295,000	7,377,069
Sirius XM Radio, Inc. (B)	5.000	08-01-27		3,932,000	3,843,451
Sirius XM Radio, Inc. (B)	5.375	07-15-26		12,890,000	12,922,225
WMG Acquisition Corp. (B)	5.500	04-15-26		17,119,000	17,225,994
Consumer discretionary 2.7%					162,281,824
Diversified consumer services 0.2%
Graham Holdings Company (B)	5.750	06-01-26		11,385,000	11,726,550
Hotels, restaurants and leisure 1.6%
ESH Hospitality, Inc. (B)	5.250	05-01-25		11,765,000	11,706,175
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (B)	4.750	06-01-27		5,935,000	5,844,195
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (B)	5.000	06-01-24		7,903,000	8,004,000
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (B)	5.250	06-01-26		19,077,000	19,444,614
New Red Finance, Inc. (A)(B)	4.250	05-15-24		14,920,000	14,528,350
New Red Finance, Inc. (B)	4.625	01-15-22		16,700,000	16,762,625
New Red Finance, Inc. (B)	5.000	10-15-25		21,105,000	20,466,574
Internet and direct marketing retail 0.9%
Amazon.com, Inc.	3.150	08-22-27		26,025,000	25,648,362
Expedia Group, Inc.	3.800	02-15-28		16,295,000	15,406,557
Expedia Group, Inc.	5.000	02-15-26		12,320,000	12,743,822
Consumer staples 1.4%					81,003,446
Beverages 0.1%
Molson Coors Brewing Company	1.250	07-15-24	EUR	7,370,000	8,300,798
Food and staples retailing 0.2%
Aramark Services, Inc. (B)	5.000	04-01-25		9,490,000	9,656,075
Food products 1.1%
Darling Ingredients, Inc.	5.375	01-15-22		8,425,000	8,509,250
Kraft Heinz Foods Company	3.950	07-15-25		11,665,000	11,543,579
Post Holdings, Inc. (B)	5.000	08-15-26		20,625,000	19,825,781
12	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer staples (continued)
Food products (continued)
Post Holdings, Inc. (B)	5.625	01-15-28		5,870,000	$5,671,888
Post Holdings, Inc. (B)	5.750	03-01-27		17,740,000	17,496,075
Energy 8.0%					478,898,466
Energy equipment and services 0.1%
FTS International, Inc. (A)	6.250	05-01-22		8,405,000	7,984,750
Oil, gas and consumable fuels 7.9%
Antero Midstream Partners LP	5.375	09-15-24		18,545,000	18,545,000
Antero Resources Corp. (A)	5.000	03-01-25		5,960,000	5,691,800
Antero Resources Corp.	5.625	06-01-23		971,000	973,428
Blue Racer Midstream LLC (B)	6.125	11-15-22		5,512,000	5,587,790
Chesapeake Energy Corp. (A)	7.000	10-01-24		25,300,000	24,983,750
Chesapeake Energy Corp.	8.000	06-15-27		19,520,000	19,331,632
Concho Resources, Inc.	4.300	08-15-28		12,380,000	12,478,510
DCP Midstream Operating LP	3.875	03-15-23		1,015,000	1,007,388
DCP Midstream Operating LP	5.375	07-15-25		22,175,000	23,062,000
Diamondback Energy, Inc. (B)	4.750	11-01-24		10,490,000	10,608,013
Diamondback Energy, Inc.	5.375	05-31-25		26,585,000	27,515,475
Enbridge, Inc.	4.250	12-01-26		14,120,000	14,398,554
Enbridge, Inc. (6.000% to 1-15-27, then 3 month LIBOR + 3.890%)	6.000	01-15-77		12,055,000	11,814,521
Exxon Mobil Corp.	2.397	03-06-22		10,731,000	10,627,215
Indika Energy Capital III Pte, Ltd. (B)	5.875	11-09-24		13,160,000	12,280,254
Marathon Petroleum Corp. (B)	4.750	12-15-23		12,855,000	13,355,516
MPLX LP	5.500	02-15-49		6,505,000	6,662,336
Murphy Oil Corp.	6.875	08-15-24		24,630,000	26,052,858
Newfield Exploration Company	5.375	01-01-26		12,780,000	13,482,900
Newfield Exploration Company	5.625	07-01-24		17,485,000	18,698,022
Occidental Petroleum Corp.	3.500	06-15-25		9,528,000	9,624,331
Parsley Energy LLC (B)	5.375	01-15-25		18,840,000	18,887,100
Parsley Energy LLC (B)	5.625	10-15-27		23,250,000	23,017,500
PBF Holding Company LLC	7.250	06-15-25		22,930,000	23,514,715
Pertamina Persero PT (B)	4.300	05-20-23		9,830,000	9,911,353
Petroleos del Peru SA (B)	5.625	06-19-47		8,126,000	8,288,520
SM Energy Company (A)	6.625	01-15-27		23,555,000	22,436,138
Targa Resources Partners LP (B)	5.875	04-15-26		10,745,000	11,174,800
Teekay Offshore Partners LP (A)(B)	8.500	07-15-23		10,580,000	10,077,450
The Williams Companies, Inc.	3.700	01-15-23		13,805,000	13,792,934
The Williams Companies, Inc.	3.750	06-15-27		12,965,000	12,559,232
The Williams Companies, Inc.	4.550	06-24-24		14,900,000	15,426,468
WPX Energy, Inc.	5.750	06-01-26		14,990,000	15,046,213
Financials 14.4%					859,386,153
Banks 10.7%
Asian Development Bank	4.625	03-06-19	NZD	16,505,000	11,241,567
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	13

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
Asian Development Bank	5.000	03-09-22	AUD	11,300,000	$8,686,511
Banc of California, Inc.	5.250	04-15-25		2,674,000	2,675,659
Bank of America Corp.	2.250	04-21-20		15,845,000	15,733,927
Bank of America Corp. (3 month LIBOR + 0.760%) (C)	3.094	09-15-26		22,415,000	20,905,780
Bank of America Corp. (3.004% to 12-20-22, then 3 month LIBOR + 0.790%)	3.004	12-20-23		13,155,000	12,983,957
Bank of America Corp. (3.974% to 2-7-29, then 3 month LIBOR + 1.210%)	3.974	02-07-30		12,165,000	12,205,985
Bank of Ireland Group PLC (B)	4.500	11-25-23		7,820,000	7,782,128
BankUnited, Inc.	4.875	11-17-25		4,457,000	4,544,712
BNG Bank NV	0.250	02-22-23	EUR	13,305,000	15,317,897
BNG Bank NV	0.250	06-07-24	EUR	10,700,000	12,258,118
Citibank NA	2.125	10-20-20		16,890,000	16,662,658
Citigroup, Inc. (3 month BBSW + 1.550%) (C)	3.480	05-04-21	AUD	13,996,000	10,049,177
Citigroup, Inc. (3 month EURIBOR + 0.500%) (C)	0.191	03-21-23	EUR	10,835,000	12,227,888
European Bank for Reconstruction & Development	7.375	04-15-19	IDR	103,120,000,000	7,309,113
Inter-American Development Bank	2.125	11-09-20		27,082,000	26,842,622
Inter-American Development Bank	6.500	08-20-19	AUD	18,255,000	13,214,024
International Bank for Reconstruction & Development	2.500	03-12-20	AUD	8,500,000	6,056,482
International Bank for Reconstruction & Development	2.800	01-13-21	AUD	10,970,000	7,884,677
International Bank for Reconstruction & Development	3.375	01-25-22	NZD	27,298,000	19,192,119
International Bank for Reconstruction & Development	3.500	01-22-21	NZD	34,030,000	23,773,509
International Bank for Reconstruction & Development	3.625	06-22-20	NOK	65,640,000	7,893,585
International Bank for Reconstruction & Development	4.625	10-06-21	NZD	25,130,000	18,172,256
International Bank for Reconstruction & Development	7.450	08-20-21	IDR	213,155,000,000	15,037,841
International Finance Corp.	2.800	08-15-22	AUD	24,695,000	17,891,399
International Finance Corp.	3.625	05-20-20	NZD	18,878,000	13,102,531
JPMorgan Chase & Co.	4.400	07-22-20		8,935,000	9,107,125
JPMorgan Chase & Co. (6.100% to 10-1-24, then 3 month LIBOR + 3.330%) (D)	6.100	10-01-24		3,579,000	3,717,686
KeyBank NA	3.300	02-01-22		15,200,000	15,295,332
KfW	0.000	09-15-23	EUR	5,350,000	6,104,219
KfW	0.375	03-15-23	EUR	10,960,000	12,721,234
KfW	2.125	08-15-23	EUR	19,615,000	24,514,868
14	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
KfW	2.625	02-28-24		25,405,000	$25,360,271
KfW	2.750	09-08-20		29,480,000	29,529,848
KfW	3.750	05-29-20	NZD	11,170,000	7,762,495
KfW	6.000	08-20-20	AUD	22,610,000	16,944,786
Nordic Investment Bank	1.375	07-15-20	NOK	80,590,000	9,431,394
Nordic Investment Bank	4.125	03-19-20	NZD	18,050,000	12,555,393
Popular, Inc.	6.125	09-14-23		17,095,000	17,629,219
Royal Bank of Canada	2.150	10-26-20		18,075,000	17,861,173
SunTrust Banks, Inc. (5.050% to 6-15-22, then 3 month LIBOR + 3.102%) (D)	5.050	06-15-22		10,650,000	10,432,208
Synovus Financial Corp. (5.750% to 12-15-20, then 3 month LIBOR + 4.182%)	5.750	12-15-25		18,875,000	19,110,938
The PNC Financial Services Group, Inc.	3.500	01-23-24		6,255,000	6,307,039
U.S. Bancorp	0.850	06-07-24	EUR	7,805,000	8,942,290
US Bank NA	3.000	02-04-21		16,450,000	16,488,741
Wells Fargo & Company	3.250	04-27-22	AUD	12,300,000	8,838,214
Wells Fargo & Company (3 month BBSW + 1.320%) (C)	3.394	07-27-21	AUD	9,035,000	6,462,904
Westpac Banking Corp.	5.000	10-21-19	GBP	3,165,000	4,297,513
Westpac Banking Corp.	7.250	02-11-20	AUD	5,300,000	3,931,048
Zions Bancorp NA (5.800% to 6-15-23, then 3 month LIBOR + 3.800%) (D)	5.800	06-15-23		8,290,000	8,290,000
Capital markets 0.5%
Temasek Financial I, Ltd.	3.265	02-19-20	SGD	5,250,000	3,919,257
The Goldman Sachs Group, Inc.	1.375	05-15-24	EUR	12,713,000	14,647,801
The Goldman Sachs Group, Inc. (3 month LIBOR + 0.750%) (C)	3.401	02-23-23		9,850,000	9,753,372
Diversified financial services 2.0%
European Financial Stability Facility	0.125	10-17-23	EUR	17,115,000	19,592,252
European Financial Stability Facility	0.500	01-20-23	EUR	9,300,000	10,832,391
European Financial Stability Facility	1.875	05-23-23	EUR	13,155,000	16,189,302
Refinitiv US Holdings, Inc. (B)	8.250	11-15-26		11,645,000	11,393,905
Swiss Insured Brazil Power Finance Sarl (B)	9.850	07-16-32	BRL	229,130,000	63,302,846
Insurance 0.9%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-68		29,595,000	34,330,200
DB Insurance Company, Ltd.	3.492	05-25-24	KRW	10,000,000,000	9,084,414
DB Insurance Company, Ltd.	3.865	05-25-27	KRW	10,000,000,000	9,246,235
Thrifts and mortgage finance 0.3%
Dime Community Bancshares, Inc. (4.500% to 6-15-22, then 3 month LIBOR + 2.660%)	4.500	06-15-27		7,560,000	7,501,002
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	15

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Thrifts and mortgage finance (continued)
MGIC Investment Corp.	5.750	08-15-23		7,970,000	$8,311,116
Health care 2.7%					161,486,252
Health care equipment and supplies 0.1%
Medtronic, Inc.	2.500	03-15-20		8,742,000	8,722,852
Health care providers and services 2.0%
CVS Health Corp.	4.100	03-25-25		9,250,000	9,376,745
CVS Health Corp.	5.050	03-25-48		16,925,000	16,771,262
HCA Healthcare, Inc.	6.250	02-15-21		23,083,000	24,187,291
HCA, Inc.	5.000	03-15-24		14,845,000	15,529,864
HCA, Inc.	7.500	02-15-22		27,545,000	30,196,206
UnitedHealth Group, Inc.	2.375	10-15-22		14,750,000	14,482,653
UnitedHealth Group, Inc.	2.700	07-15-20		7,276,000	7,275,794
Life sciences tools and services 0.3%
IQVIA, Inc. (B)	4.875	05-15-23		5,350,000	5,430,250
Thermo Fisher Scientific, Inc.	0.750	09-12-24	EUR	3,288,000	3,722,573
Thermo Fisher Scientific, Inc.	1.400	01-23-26	EUR	4,947,000	5,701,671
Pharmaceuticals 0.3%
Allergan Funding SCS	1.250	06-01-24	EUR	6,760,000	7,595,696
Teva Pharmaceutical Finance Netherlands II BV	4.500	03-01-25	EUR	10,640,000	12,493,395
Industrials 2.4%					139,935,197
Aerospace and defense 0.2%
TransDigm, Inc. (B)	6.250	03-15-26		11,995,000	12,294,875
Commercial services and supplies 0.2%
Cimpress NV (B)	7.000	06-15-26		10,760,000	10,248,900
Construction and engineering 0.8%
AECOM	5.125	03-15-27		25,912,000	24,584,010
AECOM	5.875	10-15-24		12,445,000	13,038,004
HC2 Holdings, Inc. (B)	11.500	12-01-21		8,930,000	7,947,700
Marine 0.2%
Pelabuhan Indonesia II PT (B)	4.250	05-05-25		10,110,000	10,014,461
Professional services 0.2%
IHS Markit, Ltd.	4.750	08-01-28		11,230,000	11,305,241
Trading companies and distributors 0.7%
BOC Aviation, Ltd. (B)	2.750	09-18-22		11,775,000	11,379,760
BOC Aviation, Ltd. (3 month LIBOR + 1.050%) (B)(C)	3.788	05-02-21		3,715,000	3,742,120
United Rentals North America, Inc.	4.875	01-15-28		12,250,000	11,696,300
United Rentals North America, Inc.	5.500	05-15-27		15,870,000	15,870,000
Transportation infrastructure 0.1%
Jasa Marga Persero Tbk PT (B)	7.500	12-11-20	IDR	114,350,000,000	7,813,826
16	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Information technology 3.2%					$187,449,666
Communications equipment 0.4%
CommScope Finance LLC (B)	5.500	03-01-24		25,395,000	25,839,413
IT services 0.6%
Banff Merger Sub, Inc. (B)	9.750	09-01-26		11,650,000	11,285,938
IBM Corp.	2.750	12-21-20	GBP	10,515,000	14,263,251
Travelport Corporate Finance PLC (B)	6.000	03-15-26		11,546,000	12,282,058
Semiconductors and semiconductor equipment 0.3%
Microchip Technology, Inc. (B)	3.922	06-01-21		195,000	194,339
NXP BV (B)	4.625	06-01-23		14,155,000	14,428,616
Software 0.6%
CDK Global, Inc.	5.875	06-15-26		14,080,000	14,520,000
Microsoft Corp.	2.000	08-08-23		18,150,000	17,557,193
Technology hardware, storage and peripherals 1.3%
Apple, Inc.	2.400	05-03-23		8,935,000	8,763,880
Apple, Inc.	3.250	02-23-26		14,375,000	14,392,022
Apple, Inc.	3.450	05-06-24		14,200,000	14,498,091
Dell International LLC (B)	8.350	07-15-46		17,290,000	20,233,728
Seagate HDD Cayman	4.875	06-01-27		20,580,000	19,191,137
Materials 2.8%					166,719,462
Chemicals 0.1%
Ecolab, Inc.	1.000	01-15-24	EUR	4,270,000	4,967,136
Containers and packaging 2.4%
Ball Corp.	4.000	11-15-23		20,360,000	20,410,900
Ball Corp.	4.375	12-15-20		11,810,000	12,046,200
Ball Corp.	4.875	03-15-26		16,915,000	17,211,013
Ball Corp.	5.250	07-01-25		18,545,000	19,472,250
Crown Americas LLC	4.500	01-15-23		18,265,000	18,447,650
Crown Cork & Seal Company, Inc.	7.375	12-15-26		11,568,000	12,666,960
Sealed Air Corp. (B)	4.875	12-01-22		10,150,000	10,340,313
Sealed Air Corp. (B)	5.125	12-01-24		17,520,000	18,020,371
Sealed Air Corp. (B)	5.500	09-15-25		1,755,000	1,829,588
Sealed Air Corp. (B)	6.500	12-01-20		12,515,000	13,046,888
Metals and mining 0.3%
Vedanta Resources PLC (B)	6.375	07-30-22		19,325,000	18,260,193
Real estate 0.3%					20,211,511
Equity real estate investment trusts 0.3%
American Tower Corp.	1.950	05-22-26	EUR	3,650,000	4,199,879
Crown Castle International Corp.	4.300	02-15-29		9,125,000	9,150,219
SBA Communications Corp.	4.875	09-01-24		6,870,000	6,861,413
Utilities 1.5%					90,057,517
Electric utilities 0.9%
Emera US Finance LP	3.550	06-15-26		16,697,000	16,016,913
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	17

	Rate (%)	Maturity date		Par value^	Value
Utilities (continued)
Electric utilities (continued)
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440%)	6.750	06-15-76		21,860,000	$22,625,100
Perusahaan Listrik Negara PT (B)	4.125	05-15-27		16,960,000	16,217,721
Gas utilities 0.0%
Southern Gas Networks PLC	4.875	12-21-20	GBP	805,000	1,129,213
Independent power and renewable electricity producers 0.6%
Greenko Dutch BV (B)	5.250	07-24-24		10,740,000	10,074,120

NRG Energy, Inc.	6.625	01-15-27		22,530,000	23,994,450
Convertible bonds 2.9%					$175,906,133
(Cost $162,377,769)
Communication services 0.3%					19,866,375
Media 0.3%
DISH Network Corp.	3.375	08-15-26		5,520,000	4,741,128
GCI Liberty, Inc. (B)	1.750	09-30-46		13,845,000	15,125,247
Consumer discretionary 0.3%					20,538,958
Household durables 0.3%
Sony Corp.	0.000	09-30-22	JPY	1,850,000,000	20,538,958
Energy 0.8%					46,807,004
Oil, gas and consumable fuels 0.8%
Chesapeake Energy Corp.	5.500	09-15-26		25,175,000	23,058,437
Oasis Petroleum, Inc. (A)	2.625	09-15-23		15,055,000	14,038,501
SM Energy Company	1.500	07-01-21		10,505,000	9,710,066
Health care 0.9%					51,618,720
Health care equipment and supplies 0.3%
Danaher Corp.	0.000	01-22-21		3,695,000	17,925,860
Health care providers and services 0.3%
Anthem, Inc.	2.750	10-15-42		4,224,000	17,762,026
Pharmaceuticals 0.3%
Bayer Capital Corp. BV (B)	5.625	11-22-19	EUR	16,600,000	15,930,834
Industrials 0.2%					9,739,056
Machinery 0.2%
Fortive Corp. (B)	0.875	02-15-22		9,370,000	9,739,056
Information technology 0.2%					12,373,828
Software 0.2%
Avaya Holdings Corp. (B)	2.250	06-15-23		14,020,000	12,373,828
Utilities 0.2%					14,962,192
Independent power and renewable electricity producers 0.2%

NRG Energy, Inc. (B)	2.750	06-01-48		13,405,000	14,962,192
18	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

Capital preferred securities 1.3%				$78,746,320
(Cost $82,155,109)
Financials 1.3%				78,746,320
Banks 1.3%
BAC Capital Trust XIII (Greater of 3 month LIBOR + 0.400% or 4.000%) (C)(D)	4.000	03-18-19	13,208,000	10,137,140
First Maryland Capital I (3 month LIBOR + 1.000%) (C)	3.787	01-15-27	13,280,000	12,250,800
First Maryland Capital II (3 month LIBOR + 0.850%) (C)	3.586	02-01-27	17,524,000	16,122,080
USB Capital IX (Greater of 3 month LIBOR + 1.020% or 3.500%) (C)(D)	3.807	04-01-19	23,552,000	18,370,560

Wachovia Capital Trust III (Greater of 3 month LIBOR + 0.930% or 5.570%) (C)(D)	5.570	04-01-19	22,542,000	21,865,740
Term loans (E) 1.4%				$79,684,496
(Cost $79,671,793)
Communication services 0.5%				26,421,645
Media 0.5%
Cengage Learning, Inc., 2016 Term Loan B (1 month LIBOR + 4.250%)	6.740	06-07-23	16,882,920	15,558,623
Virgin Media Bristol LLC, USD Term Loan K (1 month LIBOR + 2.500%)	4.989	01-15-26	10,945,000	10,863,022
Consumer discretionary 0.5%				26,222,548
Auto components 0.5%
American Tire Distributors, Inc., 2015 Term Loan (F)	0.000	09-02-24	26,266,494	23,804,010
American Tire Distributors, Inc., Exit FILO Term Loan (3 month LIBOR + 6.000%)	8.663	09-01-23	2,512,767	2,418,538
Health care 0.0%				940,557
Health care providers and services 0.0%
Catalent Pharma Solutions, Inc., USD Term Loan B (1 month LIBOR + 2.250%)	4.743	05-20-24	944,429	940,557
Industrials 0.2%				13,532,000
Aerospace and defense 0.2%
Space Exploration Technologies Corp., Term Loan B (1 month LIBOR + 4.250%)	6.731	11-21-25	13,600,000	13,532,000
Information technology 0.0%				79,175
Software 0.0%
SS&C Technologies, Inc., 2018 Term Loan B3 (1 month LIBOR + 2.250%)	4.743	04-16-25	79,548	79,175
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	19

	Rate (%)	Maturity date		Par value^	Value
Materials 0.1%					$5,481,736
Containers and packaging 0.1%
CROWN Americas LLC, 2018 Term Loan B (1 month LIBOR + 2.000%)	4.489	04-03-25		1,776,247	1,779,107
Crown European Holdings SA, 2018 EUR Term Loan (1 month EURIBOR + 2.375%)	2.375	04-03-25	EUR	3,243,720	3,702,629
Real estate 0.1%					7,006,835
Real estate management and development 0.1%

Dawn Acquisition LLC, Term Loan (3 month LIBOR + 3.750%)	6.553	10-25-25		7,337,000	7,006,835
Collateralized mortgage obligations 5.6%					$336,220,224
(Cost $335,945,878)
Commercial and residential 5.3%					314,540,665
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1 (G)	4.329	04-25-35		1,395,380	1,410,557
Americold LLC Series 2010-ARTA, Class D (B)	7.443	01-14-29		5,435,000	5,774,141
Arroyo Mortgage Trust
Series 2018-1, Class A1 (B)(G)	3.763	04-25-48		12,000,719	11,988,249
Series 2019-1, Class A1 (B)(G)	3.805	01-25-49		14,985,000	14,980,013
BBCMS Mortgage Trust Series 2018-TALL, Class E (1 month LIBOR + 2.437%) (B)(C)	4.926	03-15-37		10,580,000	10,526,954
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-10, Class 12A3 (G)	4.218	01-25-35		1,172,564	1,177,115
Bear Stearns ALT-A Trust
Series 2004-12, Class 1A1 (1 month LIBOR + 0.700%) (C)	3.190	01-25-35		529,441	529,047
Series 2004-13, Class A1 (1 month LIBOR + 0.740%) (C)	3.230	11-25-34		447,544	445,627
Series 2004-8, Class 1A (1 month LIBOR + 0.700%) (C)	3.190	09-25-34		591,436	588,954
BHMS Mortgage Trust
Series 2018-ATLS, Class C (1 month LIBOR + 1.900%) (B)(C)	4.389	07-15-35		8,770,000	8,756,147
Series 2018-ATLS, Class D (1 month LIBOR + 2.250%) (B)(C)	4.739	07-15-35		5,245,000	5,236,924
BX Commercial Mortgage Trust Series 2018-BIOA, Class E (1 month LIBOR + 1.951%) (B)(C)	4.440	03-15-37		13,569,000	13,517,856
BXP Trust
Series 2017-CC, Class C (B)(G)	3.552	08-13-37		6,835,000	6,590,198
Series 2017-GM, Class D (B)(G)	3.425	06-13-39		14,495,000	13,762,144
CGDBB Commercial Mortgage Trust Series 2017-BIO, Class D (1 month LIBOR + 1.600%) (B)(C)	4.089	07-15-32		2,330,000	2,335,830
Chase Mortgage Finance Trust Series 2007-A1, Class 2A1 (G)	4.454	02-25-37		948,813	974,423
20	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
CLNS Trust Series 2017-IKPR, Class C (1 month LIBOR + 1.100%) (B)(C)	3.617	06-11-32	8,070,000	$8,042,065
Cold Storage Trust Series 2017-E3, Class C (1 month LIBOR + 1.350%) (B)(C)	3.839	04-15-36	9,365,000	9,341,243
Commercial Mortgage Trust (Bank of America Merrill Lynch/ Deutsche Bank AG) Series 2013-WWP, Class D (B)	3.898	03-10-31	2,710,000	2,814,088
Commercial Mortgage Trust (Deutsche Bank AG) Series 2014-TWC, Class D (1 month LIBOR + 2.250%) (B)(C)	4.748	02-13-32	11,010,000	11,023,799
Commercial Mortgage Trust (Deutsche Bank AG/Morgan Stanley) Series 2014-PAT, Class E (1 month LIBOR + 3.150%) (B)(C)	5.648	08-13-27	3,230,000	3,238,319
Core Industrial Trust Series 2015-CALW, Class F (B)(G)	3.850	02-10-34	6,270,000	6,245,873
Credit Suisse Commercial Mortgage Trust Series 2015-GLPB, Class A (B)	3.639	11-15-34	11,100,000	11,314,920
DBGS Mortgage Trust Series 2018-BIOD, Class B (1 month LIBOR + 0.888%) (B)(C)	3.377	05-15-35	8,835,883	8,747,612
DSLA Mortgage Loan Trust
Series 2004-AR1 Class X2 IO	0.400	09-19-44	10,644,722	431,679
Series 2005-AR2, Class X2 IO	0.820	03-19-45	21,523,721	732,480
GAHR Commercial Mortgage Trust Series 2015-NRF, Class EFX (B)(G)	3.382	12-15-34	7,160,000	7,015,664
GRACE Mortgage Trust Series 2014-GRCE, Class F (B)(G)	3.590	06-10-28	5,350,000	5,272,716
Greenwich Capital Commercial Funding Corp. Series 2006-GG7, Class AM (G)	5.692	07-10-38	1,561,965	1,565,575
GS Mortgage Securities Corp. Trust
Series 2018-CHLL, Class F (1 month LIBOR + 3.300%) (B)(C)	4.888	02-15-37	4,020,000	3,962,148
Series 2018-TWR, Class A (1 month LIBOR + 0.900%) (B)(C)	3.389	07-15-31	10,880,000	10,869,674
GSR Mortgage Loan Trust Series 2004-5, Class 2A1 (G)	4.279	05-25-34	2,418,425	2,434,792
HarborView Mortgage Loan Trust
Series 2004-5, Class 2A-6 (G)	3.855	06-19-34	1,424,772	1,424,954
Series 2004-7, Class 4A (G)	4.703	11-19-34	2,005,722	2,045,038
Series 2005-2, Class X IO	1.162	05-19-35	5,506,443	250,448
Series 2005-9, Class 2A1A (1 month LIBOR + 0.340%) (C)	2.825	06-20-35	2,223,389	2,193,514
Series 2005-9, Class 2A1C (1 month LIBOR + 0.450%) (C)	2.935	06-20-35	1,531,987	1,537,800
Series 2007-3, Class ES IO (B)	0.350	05-19-47	6,801,034	118,911
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	21

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2007-4, Class ES IO	0.350	07-19-47	6,953,628	$116,052
Series 2007-6, Class ES IO (B)	0.343	08-19-37	5,963,561	79,748
IMT Trust Series 2017-A3, Class EFL (1 month LIBOR + 2.150%) (B)(C)	4.639	06-15-34	3,820,000	3,798,808
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	1.107	10-25-36	13,308,377	483,933
Series 2005-AR18, Class 2X IO	0.689	10-25-36	10,829,119	106,693
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-NINE, Class A (B)(G)	2.854	10-06-38	570,000	547,938
Series 2018-AON, Class D (B)(G)	4.613	07-05-31	3,635,000	3,737,183
Series 2018-PHH, Class C (1 month LIBOR + 1.360%) (B)(C)	3.849	06-15-35	3,580,000	3,567,606
Merrill Lynch Mortgage Investors Trust
Series 2004-1, Class 2A1 (G)	4.212	12-25-34	722,597	721,819
Series 2005-A2, Class A2 (G)	4.293	02-25-35	1,598,331	1,647,099
Series 2005-A8, Class A2A (1 month LIBOR + 0.270%) (C)	2.760	08-25-36	7,657,400	7,563,339
Series 2006-3, Class 2A1 (G)	4.376	10-25-36	972,775	962,628
Series 2007-1, Class 2A1 (G)	4.757	01-25-37	2,817,032	2,878,466
Morgan Stanley Capital I Trust
Series 2014-150E, Class F (B)(G)	4.295	09-09-32	6,185,000	6,146,930
Series 2017-CLS, Class D (1 month LIBOR + 1.400%) (B)(C)	3.889	11-15-34	4,655,000	4,649,164
Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A1 (G)	4.421	10-25-34	645,679	655,450
Series 2004-9, Class 1A (G)	5.354	11-25-34	1,584,668	1,662,990
MSCG Trust Series 2016-SNR, Class D (B)	6.550	11-15-34	3,438,250	3,419,923
MSDB Trust Series 2017-712F, Class B (B)(G)	3.453	07-11-39	12,485,000	12,154,989
Olympic Tower Mortgage Trust Series 2017-OT, Class A (B)	3.566	05-10-39	7,045,000	7,007,677
One Market Plaza Trust Series 2017-1MKT, Class D (B)	4.146	02-10-32	2,905,000	2,865,999
Opteum Mortgage Acceptance Corp. Trust Series 2005-4, Class 1APT (1 month LIBOR + 0.310%) (C)	2.800	11-25-35	847,542	839,764
Queens Center Mortgage Trust Series 2013-QCA, Class D (B)(G)	3.474	01-11-37	4,830,000	4,637,053
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class D (B)(G)	4.388	01-05-43	5,655,000	4,588,521
Structured Asset Securities Corp. Series 2003-7A, Class 3A6 (G)	4.368	12-25-33	1,192,919	1,182,772
Thornburg Mortgage Securities Trust Series 2007-4, Class 1A1 (G)	4.272	09-25-37	3,141,897	3,166,850
Verus Securitization Trust Series 2018-1, Class A1 (B)(G)	2.929	02-25-48	5,187,094	5,153,393
22	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
VNDO Trust Series 2016-350P, Class D (B)(G)	3.903	01-10-35	9,985,000	$9,792,429
WaMu Mortgage Pass Through Certificates
Series 2004-AR14, Class A1 (G)	4.400	01-25-35	2,034,631	2,076,402
Series 2005-AR2, Class 2A1B (1 month LIBOR + 0.370%) (C)	2.860	01-25-45	2,846,277	2,833,156
Series 2005-AR2, Class 2A2B (1 month LIBOR + 0.380%) (C)	2.870	01-25-45	1,977,603	1,975,911
Series 2005-AR3, Class A2 (G)	3.712	03-25-35	1,961,972	1,981,841
Series 2005-AR8, Class 2AB2 (1 month LIBOR + 0.840%) (C)	3.330	07-25-45	2,102,730	2,104,609
Series 2005-AR8, Class 2AB3 (1 month LIBOR + 0.720%) (C)	3.210	07-25-45	1,913,090	1,911,444
Wells Fargo Mortgage Backed Securities Trust Series 2004-Z, Class 2A1 (G)	4.974	12-25-34	728,658	741,750
Worldwide Plaza Trust Series 2017-WWP, Class D (B)(G)	3.596	11-10-36	7,935,000	7,562,845
U.S. Government Agency 0.3%				21,679,559
Federal Home Loan Mortgage Corp.
Series 2014-DN2, Class M2 (1 month LIBOR + 1.650%) (C)	4.140	04-25-24	1,214,742	1,225,110
Series 2015-DNA1, Class M2 (1 month LIBOR + 1.850%) (C)	4.340	10-25-27	2,601,504	2,630,157
Series 2017-DNA2, Class M1 (1 month LIBOR + 1.200%) (C)	3.690	10-25-29	10,795,727	10,860,846
Series 2017-DNA3, Class M1 (1 month LIBOR + 0.750%) (C)	2.302	03-25-30	6,044,387	6,040,395
Series 296, Class IO	3.000	12-15-27	2,750,464	252,303

Federal National Mortgage Association Series 2017-C05, Class 1M1 (1 month LIBOR + 0.550%) (C)	3.040	01-25-30	671,383	670,748
Asset backed securities 5.1%				$301,397,750
(Cost $298,706,947)
Asset backed securities 5.1%				301,397,750
Aames Mortgage Investment Trust Series 2005-4, Class M2 (1 month LIBOR + 0.735%) (C)	3.225	10-25-35	3,659,952	3,663,261
Accredited Mortgage Loan Trust Series 2005-2ACCR, Class M2 (1 month LIBOR + 0.660%) (C)	3.150	07-25-35	709,430	709,887
Aegis Asset Backed Securities Trust Series 2005-2, Class M2 (1 month LIBOR + 0.440%) (C)	2.930	06-25-35	1,835,687	1,814,730
American Express Credit Account Master Trust Series 2019-1, Class A	2.972	10-15-24	9,085,000	9,101,779
Bravo Mortgage Asset Trust Series 2006-1A, Class A2 (1 month LIBOR + 0.240%) (B)(C)	2.730	07-25-36	4,442,402	4,421,983
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	23

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Capital One Multi-Asset Execution Trust Series 2017-A4, Class A4	1.990	07-17-23	7,340,000	$7,258,514
Chase Issuance Trust Series 2018-A1, Class A1 (1 month LIBOR + 0.200%) (C)	2.689	04-17-23	8,000,000	7,995,217
Citibank Credit Card Issuance Trust Series 2018-A1, Class A1	2.490	01-20-23	14,500,000	14,427,713
Coinstar Funding LLC Series 2017-1A, Class A2 (B)	5.216	04-25-47	14,511,525	14,583,946
DB Master Finance LLC
Series 2015-1A, Class A2II (B)	3.980	02-20-45	22,151,999	22,207,379
Series 2017-1A, Class A2I (B)	3.629	11-20-47	6,221,250	6,129,113
Discover Card Execution Note Trust Series 2019-A1, Class A1	3.040	07-15-24	20,585,000	20,714,618
Domino's Pizza Master Issuer LLC
Series 2015-1A, Class A2II (B)	4.474	10-25-45	5,903,075	6,002,837
Series 2017-1A, Class A2I (3 month LIBOR + 1.250%) (B)(C)	4.021	07-25-47	11,357,050	11,329,907
Driven Brands Funding LLC Series 2015-1A, Class A2 (B)	5.216	07-20-45	5,844,668	6,014,806
First Franklin Mortgage Loan Trust Series 2005-FF7, Class M2 (1 month LIBOR + 0.470%) (C)	3.215	07-25-35	896,711	897,309
FOCUS Brands Funding LLC Series 2017-1A, Class A2II (B)	5.093	04-30-47	8,375,813	8,469,705
GSAA Home Equity Trust Series 2005-MTR1, Class A4 (1 month LIBOR + 0.370%) (C)	2.860	10-25-35	3,856,544	3,815,274
Home Equity Asset Trust Series 2003-1, Class M1 (1 month LIBOR + 1.500%) (C)	3.990	06-25-33	930,721	935,393
Home Partners of America Trust Series 2018-1, Class D (1 month LIBOR + 1.450%) (B)(C)	3.931	07-17-37	7,715,000	7,623,536
METAL LLC Series 2017-1, Class A (B)	4.581	10-15-42	6,496,060	6,468,351
Mill City Mortgage Loan Trust Series 2018-3, Class A1 (B)(G)	3.500	08-25-58	24,224,184	24,047,316
MVW Owner Trust Series 2018-1A, Class A (B)	3.450	01-21-36	8,600,187	8,657,864
NextGear Floorplan Master Owner Trust Series 2018-2A, Class A2 (B)	3.690	10-16-23	11,700,000	11,800,134
Option One Mortgage Loan Trust Series 2005-2, Class M1 (1 month LIBOR + 0.660%) (C)	3.150	05-25-35	4,260,581	4,247,901
Saxon Asset Securities Trust Series 2006-2, Class A3C (1 month LIBOR + 0.150%) (C)	2.640	09-25-36	4,479,433	4,456,947
Structured Asset Investment Loan Trust
Series 2005-1, Class M2 (1 month LIBOR + 0.720%) (B)(C)	3.210	02-25-35	30,526	30,568
24	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2005-2, Class M2 (1 month LIBOR + 0.735%) (C)	3.225	03-25-35	5,824,456	$5,812,502
Taco Bell Funding LLC Series 2016-1A, Class A23 (B)	4.970	05-25-46	19,689,300	20,376,457
Textainer Marine Containers VII, Ltd. Series 2018-1A, Class A (B)	4.110	07-20-43	11,433,730	11,519,905
Towd Point Mortgage Trust
Series 2018-3, Class A1 (B)(G)	3.750	05-25-58	4,681,041	4,697,007
Series 2018-4, Class A1 (B)(G)	3.000	06-25-58	7,763,068	7,569,076
Series 2019-1, Class A1 (B)(G)	3.750	03-25-58	11,659,347	11,664,422
Verizon Owner Trust Series 2017-1A, Class A (B)	2.060	09-20-21	7,823,000	7,793,098
Wendy's Funding LLC
Series 2015-1A, Class A2II (B)	4.080	06-15-45	11,853,810	11,893,639
Series 2018-1A, Class A2I (B)	3.573	03-15-48	2,301,750	2,245,656

	Shares	Value
Common stocks 0.0%		$3,414,474
(Cost $8,284,871)
Communication services 0.0%		0
Media 0.0%
Vertis Holdings, Inc. (H)(I)	110,794	0
Financials 0.0%		556,488
Banks 0.0%
Washington Trust Bancorp, Inc.	10,620	556,488
Industrials 0.0%		2,857,986
Construction and engineering 0.0%

HC2 Holdings, Inc. (A)(I)	907,297	2,857,986
Preferred securities 3.6%		$212,642,625
(Cost $202,953,759)
Financials 1.7%		98,483,810
Banks 1.7%
First Republic Bank, 5.125%	340,100	8,084,177
First Republic Bank, 5.500%	35,823	897,724
First Tennessee Bank NA (Greater of 3 month LIBOR + 0.850% or 3.750%), 3.750% (B)(C)	22,722	16,587,060
IBERIABANK Corp. (6.600% to 5-1-26, then 3 month LIBOR + 4.920%)	108,143	2,856,057
People's United Financial, Inc. (5.625% to 12-15-26, then 3 month LIBOR + 4.020%)	172,329	4,051,455
SunTrust Banks, Inc. (Greater of 3 month LIBOR + 0.530% or 4.000%), 4.000% (A)(C)	193,303	4,382,179
U.S. Bancorp, 5.500%	546,850	14,026,703
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%)	429,175	11,737,936
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	25

	Shares	Value
Financials (continued)
Banks (continued)
U.S. Bancorp (Greater of 3 month LIBOR + 1.020% or 3.500%), 3.807% (C)	22,325	$17,625,364
Valley National Bancorp (5.500% to 9-30-22, then 3 month LIBOR + 3.578%)	272,325	6,802,679
Wells Fargo & Company (5.850% to 9-15-23, then 3 month LIBOR + 3.090%)	228,245	5,813,400
Zions Bancorp NA (6.950% to 9-15-23, then 3 month LIBOR + 3.890%)	188,940	5,619,076
Health care 0.3%		18,444,502
Health care equipment and supplies 0.3%
Becton, Dickinson and Company, 6.125%	298,890	18,444,502
Industrials 0.3%		19,936,004
Machinery 0.3%
Fortive Corp., 5.000%	19,175	19,936,004
Real estate 0.3%		14,579,880
Equity real estate investment trusts 0.3%
Crown Castle International Corp., 6.875%	13,140	14,579,880
Utilities 1.0%		61,198,429
Electric utilities 0.3%
NextEra Energy, Inc., 6.123%	340,470	20,707,385
Gas utilities 0.1%
South Jersey Industries, Inc., 7.250%	128,700	6,241,950
Multi-utilities 0.6%
CenterPoint Energy, Inc., 7.000%	347,150	18,142,059
Dominion Energy, Inc., 6.750%	326,980	16,107,035

	Contracts/ Notional amount	Value
Purchased options 0.1%		$1,882,886
(Cost $10,522,386)
Calls 0.1%		1,389,287
Over the Counter Option on the GBP vs. USD (Expiration Date: 4-10-19; Strike Price: GBP 1.33; Counterparty: Citibank N.A.) (I)(J)	82,535,000	1,389,287
Puts 0.0%		493,599
Over the Counter Option on the AUD vs. JPY (Expiration Date: 6-6-19; Strike Price: AUD 74.50; Counterparty: Citibank N.A.) (I)(J)	103,700,000	464,382
Over the Counter Option on the USD vs. CAD (Expiration Date: 3-20-19; Strike Price: $1.23; Counterparty: U.S. Bank N.A.) (I)(J)	260,563,230	261
Over the Counter Option on the USD vs. CAD (Expiration Date: 3-6-19; Strike Price: $1.22; Counterparty: Australia and New Zealand Banking Group) (I)(J)	260,435,000	260
Over the Counter Option on the USD vs. CAD (Expiration Date: 5-24-19; Strike Price: $1.23; Counterparty: Citigroup Global Markets, Ltd.) (I)(J)	129,845,000	28,696

26	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Yield (%)	Shares	Value
Securities lending collateral 1.5%			$92,911,702
(Cost $92,888,684)
John Hancock Collateral Trust (K)	2.5250(L)	9,284,578	92,911,702

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.6%				$93,360,000
(Cost $93,360,000)
U.S. Government Agency 0.3%				17,532,000
Federal Agricultural Mortgage Corp. Discount Note	2.250	03-01-19	5,001,000	5,001,000
Federal Home Loan Bank Discount Note	2.250	03-01-19	12,531,000	12,531,000

	Par value^	Value
Repurchase agreement 1.3%		75,828,000
Barclays Tri-Party Repurchase Agreement dated 2-28-19 at 2.550% to be repurchased at $74,380,268 on 3-1-19, collateralized by $46,125,600 U.S. Treasury Bonds, 3.625% due 2-15-44 (valued at $50,774,498, including interest) and $25,243,300 U.S. Treasury Notes, 2.500% due 2-28-26 (valued at $25,093,431, including interest)	74,375,000	74,375,000
Repurchase Agreement with State Street Corp. dated 2-28-19 at 1.300% to be repurchased at $1,453,052 on 3-1-19, collateralized by $1,485,000 U.S. Treasury Notes, 2.500% due 2-28-21 (valued at $1,485,000, including interest)	1,453,000	1,453,000

Total investments (Cost $5,964,718,736) 98.6%	$5,872,696,394
Other assets and liabilities, net 1.4%	85,022,511
Total net assets 100.0%	$5,957,718,905

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	27

Security Abbreviations and Legend
BBSW	Bank Bill Swap Rate
EURIBOR	Euro Interbank Offered Rate
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
(A)	All or a portion of this security is on loan as of 2-28-19.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,629,508,714 or 27.4% of the fund's net assets as of 2-28-19.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(F)	Non-income producing - Issuer is in default.
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(H)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(I)	Non-income producing security.
(J)	For this type of option, notional amounts are equivalent to number of contracts.
(K)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(L)	The rate shown is the annualized seven-day yield as of 2-28-19.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
28	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	185,910,000	USD	133,813,742	Australia and New Zealand Banking Group	6/19/2019	—	$(1,724,733)
BRL	83,207,331	USD	21,845,241	Citibank N.A.	6/19/2019	$131,083	—
CAD	47,077,714	USD	35,780,000	Bank of America, N.A.	6/19/2019	85,004	—
CAD	48,881,892	USD	36,855,000	Canadian Imperial Bank of Commerce	6/19/2019	384,473	—
CAD	29,004,525	USD	22,140,200	Citibank N.A.	6/19/2019	—	(43,812)
CAD	17,775,728	USD	13,569,800	Morgan Stanley Capital Services, Inc.	6/19/2019	—	(27,797)
CAD	26,322,441	USD	19,997,600	Royal Bank of Canada	6/19/2019	55,507	—
EUR	118,779,182	USD	136,270,853	Citibank N.A.	6/19/2019	49,005	—
EUR	272,746,875	USD	312,196,951	Goldman Sachs Bank USA	6/19/2019	827,726	—
EUR	2,539,295	USD	2,908,268	Morgan Stanley Capital Services, Inc.	6/19/2019	6,017	—
EUR	23,359,111	USD	26,903,623	Standard Chartered Bank	6/19/2019	—	(94,963)
EUR	5,727,111	USD	6,572,698	State Street Bank and Trust Company	6/19/2019	162	—
GBP	54,450,000	USD	71,262,379	HSBC Bank USA	6/19/2019	1,341,690	—
GBP	17,965,000	USD	23,432,917	State Street Bank and Trust Company	6/19/2019	521,759	—
JPY	11,836,923,046	AUD	150,020,000	Australia and New Zealand Banking Group	6/19/2019	503,618	—
JPY	1,953,647,640	USD	17,955,000	Citibank N.A.	6/19/2019	—	(279,665)
MXN	355,690,780	USD	17,965,000	Citibank N.A.	6/19/2019	186,600	—
MXN	701,977,660	USD	35,510,000	HSBC Bank USA	6/19/2019	313,300	—
MXN	1,434,516,889	USD	72,787,662	State Street Bank and Trust Company	6/19/2019	418,555	—
USD	169,201,064	AUD	233,649,803	Australia and New Zealand Banking Group	6/19/2019	3,192,936	—
USD	26,064,229	AUD	35,900,000	Citibank N.A.	6/19/2019	557,288	—
USD	7,527,433	AUD	10,506,674	Morgan Stanley Capital Services, Inc.	6/19/2019	62,444	—
USD	2,764,405	BRL	10,430,100	Citibank N.A.	6/19/2019	9,657	—
USD	110,025,744	BRL	408,850,165	State Street Bank and Trust Company	6/19/2019	2,042,186	—
USD	1,400,110	CAD	1,842,000	Bank of Montreal	6/19/2019	—	(3,172)
USD	5,669,274	CAD	7,470,000	Canadian Imperial Bank of Commerce	6/19/2019	—	(21,563)
USD	35,780,000	CAD	47,216,827	Citibank N.A.	6/19/2019	—	(190,983)
USD	52,725,000	CAD	69,608,921	Goldman Sachs Bank USA	6/19/2019	—	(304,852)
USD	39,760,640	CAD	52,218,995	Morgan Stanley Capital Services, Inc.	6/19/2019	—	(21,122)
USD	53,565,000	CAD	70,566,788	Royal Bank of Canada	6/19/2019	—	(194,580)
USD	5,430,629	CAD	7,178,369	State Street Bank and Trust Company	6/19/2019	—	(38,035)
USD	82,425,308	EUR	71,922,129	Citibank N.A.	6/19/2019	—	(117,896)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	29

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	5,988,740	EUR	5,234,871	Goldman Sachs Bank USA	6/19/2019	—	$(19,189)
USD	109,439,993	EUR	95,390,000	HSBC Bank USA	6/19/2019	—	(36,693)
USD	475,140,898	EUR	412,290,972	Morgan Stanley Capital Services, Inc.	6/19/2019	$1,964,995	—
USD	1,459,997	EUR	1,270,371	Standard Chartered Bank	6/19/2019	2,024	—
USD	161,873,373	EUR	142,290,000	State Street Bank and Trust Company	6/19/2019	—	(1,429,255)
USD	23,708,619	GBP	18,150,000	HSBC Bank USA	6/19/2019	—	(492,737)
USD	70,517,596	GBP	54,265,000	State Street Bank and Trust Company	6/19/2019	—	(1,839,794)
USD	17,965,000	JPY	1,948,915,060	Citibank N.A.	6/19/2019	332,482	—
USD	36,239,846	JPY	3,968,553,089	Standard Chartered Bank	6/19/2019	334,955	—
USD	18,035,000	MXN	351,867,683	Citibank N.A.	6/19/2019	78,500	—
USD	88,940,000	MXN	1,750,143,288	Goldman Sachs Bank USA	6/19/2019	—	(373,253)
USD	53,426,429	MXN	1,042,968,790	State Street Bank and Trust Company	6/19/2019	201,681	—
USD	19,445,000	MXN	382,687,323	Toronto Dominion Bank	6/19/2019	—	(84,287)
USD	104,327,581	NOK	879,585,832	JPMorgan Chase Bank N.A.	6/19/2019	1,087,869	—
USD	146,686,911	NZD	212,383,498	Goldman Sachs Bank USA	6/19/2019	1,754,499	—
USD	5,802,339	NZD	8,510,626	National Australia Bank Limited	6/19/2019	—	(5,389)
						$16,446,015	$(7,343,770)
WRITTEN OPTIONS
Foreign currency options
Description	Counterparty (OTC)		Exercise price	Expiration date	Notional amount*	Premium	Value
Calls
British Pound versus U.S. Dollar	Citibank N.A.	GBP	1.33	Apr 2019	41,270,000	$806,416	$(694,686)
						$806,416	$(694,686)
Puts
U.S. Dollar versus Canadian Dollar	U.S. Bank N.A.	USD	1.20	Mar 2019	173,715,000	$2,087,707	$(174)
						$2,087,707	$(174)
						$2,894,123	$(694,860)
* For this type of option, notional amounts are equivalent to number of contracts.

Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
30	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

NZD	New Zealand Dollar
USD	U.S. Dollar
At 2-28-19, the aggregate cost of investments for federal income tax purposes was $5,998,404,256. Net unrealized depreciation aggregated to $117,300,477, of which $87,343,665 related to gross unrealized appreciation and $204,644,142 related to gross unrealized depreciation.
OTC is an abbreviation for over-the-counter. See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	31

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-19 (unaudited)

Assets
Unaffiliated investments, at value (Cost $5,871,830,052) including $90,828,978 of securities loaned	$5,779,784,692
Affiliated investments, at value (Cost $92,888,684)	92,911,702
Total investments, at value (Cost $5,964,718,736)	5,872,696,394
Unrealized appreciation on forward foreign currency contracts	16,446,015
Cash	5,074,386
Foreign currency, at value (Cost $15,964,544)	16,002,813
Collateral segregated at custodian for OTC derivative contracts	1,000,000
Dividends and interest receivable	61,384,819
Receivable for fund shares sold	10,351,942
Receivable for investments sold	126,740,077
Receivable for securities lending income	39,909
Other assets	346,611
Total assets	6,110,082,966
Liabilities
Unrealized depreciation on forward foreign currency contracts	7,343,770
Written options, at value (Premiums received $2,894,123)	694,860
Distributions payable	396,384
Payable for investments purchased	29,505,853
Payable for fund shares repurchased	19,235,497
Payable upon return of securities loaned	92,893,610
Payable to affiliates
Accounting and legal services fees	294,512
Transfer agent fees	730,716
Distribution and service fees	4,727
Trustees' fees	6,550
Other liabilities and accrued expenses	1,257,582
Total liabilities	152,364,061
Net assets	$5,957,718,905
Net assets consist of
Paid-in capital	$6,381,558,505
Total distributable earnings (loss)	(423,839,600)
Net assets	$5,957,718,905

32	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($350,468,325 ÷ 34,144,834 shares)[1]	$10.26
Class C ($227,549,650 ÷ 22,168,604 shares)[1]	$10.26
Class I ($2,636,960,068 ÷ 256,884,654 shares)	$10.27
Class R2 ($14,716,050 ÷ 1,432,391 shares)	$10.27
Class R6 ($608,000,561 ÷ 59,196,511 shares)	$10.27
Class NAV ($2,120,024,251 ÷ 206,636,359 shares)	$10.26
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$10.69

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	33

STATEMENT OF OPERATIONS For the six months ended  2-28-19 (unaudited)

Investment income
Interest	$134,041,386
Dividends	10,458,731
Securities lending	301,428
Less foreign taxes withheld	(1,572,161)
Total investment income	143,229,384
Expenses
Investment management fees	20,128,543
Distribution and service fees	1,834,061
Accounting and legal services fees	522,326
Transfer agent fees	2,412,204
Trustees' fees	55,127
Custodian fees	560,538
State registration fees	128,486
Printing and postage	223,992
Professional fees	121,419
Other	136,275
Total expenses	26,122,971
Less expense reductions	(885,351)
Net expenses	25,237,620
Net investment income	117,991,764
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(273,147,527)
Affiliated investments	(5,706)
Futures contracts	(1,148,055)
Forward foreign currency contracts	(8,444,595)
(282,745,883)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	161,542,491
Affiliated investments	17,113
Futures contracts	11,646,500
Forward foreign currency contracts	20,208,159
Written options	425,980
193,840,243
Net realized and unrealized loss	(88,905,640)
Increase in net assets from operations	$29,086,124

34	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-19 (unaudited)	Year ended 8-31-18
Increase (decrease) in net assets
From operations
Net investment income	$117,991,764	$252,685,884
Net realized gain (loss)	(282,745,883)	54,623,090
Change in net unrealized appreciation (depreciation)	193,840,243	(454,651,743)
Increase (decrease) in net assets resulting from operations	29,086,124	(147,342,769)
Distributions to shareholders
From net investment income and net realized gain
Class A	(6,410,809)	—
Class C	(3,383,336)	—
Class I	(54,902,668)	—
Class R2	(256,656)	—
Class R6	(22,501,427)	—
Class NAV	(31,383,972)	—
From net investment income
Class A	—	(15,949,947)
Class C	—	(8,274,997)
Class I	—	(130,833,872)
Class R2	—	(537,757)
Class R6	—	(43,839,066)
Class NAV	—	(63,561,208)
Total distributions	(118,838,868)	(262,996,847)
From fund share transactions	(1,307,869,721)	109,765,020
Total decrease	(1,397,622,465)	(300,574,596)
Net assets
Beginning of period	7,355,341,370	7,655,915,966
End of period[1]	$5,957,718,905	$7,355,341,370

[1]	Net assets - End of period includes undistributed net investment income of $50,414,214 at August 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	35

Financial highlights
CLASS A SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$10.36	$10.93	$10.72	$10.80	$10.98	$10.80
Net investment income[2]	0.17	0.32	0.29	0.26	0.32	0.39
Net realized and unrealized gain (loss) on investments	(0.10)	(0.55)	0.17	0.21	(0.17)	0.35
Total from investment operations	0.07	(0.23)	0.46	0.47	0.15	0.74
Less distributions
From net investment income	(0.17)	(0.34)	(0.25)	(0.28)	(0.33)	(0.44)
From net realized gain	—	—	—	(0.27)	—	(0.12)
Total distributions	(0.17)	(0.34)	(0.25)	(0.55)	(0.33)	(0.56)
Net asset value, end of period	$10.26	$10.36	$10.93	$10.72	$10.80	$10.98
Total return (%)[3,4]	0.73 [5]	(2.28)	4.44	4.52	1.42	7.03
Ratios and supplemental data
Net assets, end of period (in millions)	$350	$429	$543	$1,138	$1,152	$1,111
Ratios (as a percentage of average net assets):
Expenses before reductions	1.10 [6]	1.09	1.10	1.11	1.11	1.18
Expenses including reductions	1.07 [6]	1.06	1.07	1.08	1.08	1.17
Net investment income	3.41 [6]	2.99	2.73	2.42	2.95	3.58
Portfolio turnover (%)	39	63	42	44	37	48

[1]	Six months ended 2-28-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
36	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$10.36	$10.93	$10.72	$10.80	$10.98	$10.80
Net investment income[2]	0.14	0.25	0.22	0.18	0.25	0.32
Net realized and unrealized gain (loss) on investments	(0.10)	(0.56)	0.16	0.21	(0.17)	0.34
Total from investment operations	0.04	(0.31)	0.38	0.39	0.08	0.66
Less distributions
From net investment income	(0.14)	(0.26)	(0.17)	(0.20)	(0.26)	(0.36)
From net realized gain	—	—	—	(0.27)	—	(0.12)
Total distributions	(0.14)	(0.26)	(0.17)	(0.47)	(0.26)	(0.48)
Net asset value, end of period	$10.26	$10.36	$10.93	$10.72	$10.80	$10.98
Total return (%)[3,4]	0.38 [5]	(2.97)	3.72	3.79	0.71	6.28
Ratios and supplemental data
Net assets, end of period (in millions)	$228	$284	$375	$447	$453	$458
Ratios (as a percentage of average net assets):
Expenses before reductions	1.80 [6]	1.79	1.80	1.81	1.81	1.88
Expenses including reductions	1.77 [6]	1.76	1.77	1.78	1.78	1.87
Net investment income	2.72 [6]	2.29	2.07	1.72	2.26	2.88
Portfolio turnover (%)	39	63	42	44	37	48

[1]	Six months ended 2-28-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	37

CLASS I SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$10.36	$10.93	$10.73	$10.80	$10.98	$10.80
Net investment income[2]	0.19	0.35	0.33	0.29	0.36	0.43
Net realized and unrealized gain (loss) on investments	(0.09)	(0.55)	0.15	0.22	(0.17)	0.35
Total from investment operations	0.10	(0.20)	0.48	0.51	0.19	0.78
Less distributions
From net investment income	(0.19)	(0.37)	(0.28)	(0.31)	(0.37)	(0.48)
From net realized gain	—	—	—	(0.27)	—	(0.12)
Total distributions	(0.19)	(0.37)	(0.28)	(0.58)	(0.37)	(0.60)
Net asset value, end of period	$10.27	$10.36	$10.93	$10.73	$10.80	$10.98
Total return (%)[3]	0.97 [4]	(2.00)	4.67	4.94	1.74	7.40
Ratios and supplemental data
Net assets, end of period (in millions)	$2,637	$3,441	$3,873	$2,500	$2,198	$1,506
Ratios (as a percentage of average net assets):
Expenses before reductions	0.82 [5]	0.79	0.79	0.79	0.80	0.83
Expenses including reductions	0.79 [5]	0.76	0.76	0.76	0.76	0.82
Net investment income	3.68 [5]	3.28	3.10	2.73	3.26	3.92
Portfolio turnover (%)	39	63	42	44	37	48

[1]	Six months ended 2-28-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
38	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$10.37	$10.94	$10.73	$10.80	$10.99	$10.81
Net investment income[2]	0.17	0.31	0.29	0.25	0.31	0.39
Net realized and unrealized gain (loss) on investments	(0.10)	(0.55)	0.16	0.22	(0.17)	0.34
Total from investment operations	0.07	(0.24)	0.45	0.47	0.14	0.73
Less distributions
From net investment income	(0.17)	(0.33)	(0.24)	(0.27)	(0.33)	(0.43)
From net realized gain	—	—	—	(0.27)	—	(0.12)
Total distributions	(0.17)	(0.33)	(0.24)	(0.54)	(0.33)	(0.55)
Net asset value, end of period	$10.27	$10.37	$10.94	$10.73	$10.80	$10.99
Total return (%)[3]	0.69 [4]	(2.36)	4.32	4.52	1.30	6.97
Ratios and supplemental data
Net assets, end of period (in millions)	$15	$16	$19	$19	$16	$8
Ratios (as a percentage of average net assets):
Expenses before reductions	1.17 [5]	1.19	1.20	1.16	1.18	1.69
Expenses including reductions	1.14 [5]	1.16	1.17	1.13	1.14	1.22
Net investment income	3.35 [5]	2.89	2.68	2.37	2.85	3.52
Portfolio turnover (%)	39	63	42	44	37	48

[1]	Six months ended 2-28-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	39

CLASS R6 SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$10.37	$10.94	$10.73	$10.80	$10.98	$10.80
Net investment income[2]	0.19	0.36	0.35	0.30	0.36	0.43
Net realized and unrealized gain (loss) on investments	(0.10)	(0.55)	0.15	0.22	(0.16)	0.35
Total from investment operations	0.09	(0.19)	0.50	0.52	0.20	0.78
Less distributions
From net investment income	(0.19)	(0.38)	(0.29)	(0.32)	(0.38)	(0.48)
From net realized gain	—	—	—	(0.27)	—	(0.12)
Total distributions	(0.19)	(0.38)	(0.29)	(0.59)	(0.38)	(0.60)
Net asset value, end of period	$10.27	$10.37	$10.94	$10.73	$10.80	$10.98
Total return (%)[3]	0.93 [4]	(1.89)	4.87	5.06	1.84	7.39
Ratios and supplemental data
Net assets, end of period (in millions)	$608	$1,464	$998	$31	$15	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	0.70 [5]	0.69	0.69	0.70	0.77	3.72
Expenses including reductions	0.67 [5]	0.66	0.66	0.65	0.65	0.83
Net investment income	3.76 [5]	3.42	3.32	2.86	3.30	3.91
Portfolio turnover (%)	39	63	42	44	37	48

[1]	Six months ended 2-28-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
40	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$10.36	$10.93	$10.72	$10.79	$10.97	$10.80
Net investment income[2]	0.19	0.36	0.34	0.30	0.37	0.45
Net realized and unrealized gain (loss) on investments	(0.10)	(0.55)	0.16	0.22	(0.17)	0.33
Total from investment operations	0.09	(0.19)	0.50	0.52	0.20	0.78
Less distributions
From net investment income	(0.19)	(0.38)	(0.29)	(0.32)	(0.38)	(0.49)
From net realized gain	—	—	—	(0.27)	—	(0.12)
Total distributions	(0.19)	(0.38)	(0.29)	(0.59)	(0.38)	(0.61)
Net asset value, end of period	$10.26	$10.36	$10.93	$10.72	$10.79	$10.97
Total return (%)[3]	1.03 [4]	(1.89)	4.79	5.06	1.85	7.44
Ratios and supplemental data
Net assets, end of period (in millions)	$2,120	$1,720	$1,847	$1,814	$1,683	$1,533
Ratios (as a percentage of average net assets):
Expenses before reductions	0.68 [5]	0.68	0.68	0.68	0.68	0.69
Expenses including reductions	0.66 [5]	0.65	0.65	0.65	0.65	0.68
Net investment income	3.85 [5]	3.41	3.20	2.85	3.39	4.07
Portfolio turnover (%)	39	63	42	44	37	48

[1]	Six months ended 2-28-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Strategic Income Opportunities Fund	41

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Strategic Income Opportunities Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to maximize total return consisting of current income and capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered by the fund are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation (MFC), and certain 529 plans. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or

SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       42

market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of February 28, 2019, by major security category or type:

	Total value at 2-28-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$475,010,979	—	$475,010,979	—
Foreign government obligations	1,395,178,016	—	1,395,178,016	—
Corporate bonds	2,626,340,789	—	2,626,340,789	—
Convertible bonds	175,906,133	—	175,906,133	—
Capital preferred securities	78,746,320	—	78,746,320	—
Term loans	79,684,496	—	79,684,496	—
Collateralized mortgage obligations	336,220,224	—	336,220,224	—
Asset backed securities	301,397,750	—	301,397,750	—
Common stocks	3,414,474	$3,414,474	—	—
Preferred securities	212,642,625	161,539,681	51,102,944	—
Purchased options	1,882,886	—	1,882,886	—
Securities lending collateral	92,911,702	92,911,702	—	—
Short-term investments	93,360,000	—	93,360,000	—
Total investments in securities	$5,872,696,394	$257,865,857	$5,614,830,537	—
Derivatives:
Assets
Forward foreign currency contracts	$16,446,015	—	$16,446,015	—
Liabilities
Forward foreign currency contracts	(7,343,770)	—	(7,343,770)	—
Written options	(694,860)	—	(694,860)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The

SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       43

collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Income and capital gain distributions from underlying funds are recorded on ex-date.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 28, 2019, the fund loaned securities valued at $90,828,978 and received $92,893,610 of cash collateral.

Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

SEMIANNUAL REPORT   |   JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND       44

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.

Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund's income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund's cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2019, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2019 were $8,660.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

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Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of August 31, 2018, the fund has a short-term capital loss carryforward of $72,259,494 and a long-term capital loss carryforward of $20,460,176 available to offset future net realized capital gains. These carryforwards do not expire.

As of February 28, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, derivative transactions, amortization and accretion on debt securities, and contingent payment debt instruments.

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts and certain options are typically traded through the OTC market. Certain forwards and options are regulated by the Commodity Futures Trading Commission. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

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As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying Fund's investments, or if cash is posted, on the Statement of assets and liabilities. The fund's risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Futures are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

Collateral or margin requirements for exchange-traded or centrally-cleared derivatives are set by the broker or applicable clearinghouse. Margin for exchange-traded and centrally-cleared transactions is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable / payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the six months ended February 28, 2019, the fund used futures contracts to manage duration of the fund and as a substitute for securities purchased. The fund held futures contracts with notional values ranging up to $2.1 billion, as measured at each quarter end. There were no futures held at period end.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the six months ended February 28, 2019, the fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes and to gain exposure to foreign currencies. The fund held forward foreign currency contracts with U.S. Dollar notional values ranging from $3.0 billion to $20.4 billion, as measured at each quarter end.

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Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the Fund's investments and subsequently "marked-to-market" to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If the fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the fund enters into a closing sale transaction, the fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost.

During the six months ended February 28, 2019, the fund used purchased options contracts to manage against anticipated currency exchange rate changes. The fund held purchased options contracts with market values ranging from $1.2 million to $8.0 million, as measured at each quarter end.

When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the fund.

During the six months ended February 28, 2019, the fund wrote option contracts to manage against anticipated currency exchange rate changes. The fund held written options contracts with market values ranging from $12,334 to $694,859, as measured at each quarter end.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at February 28, 2019 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Foreign currency	Unrealized appreciation / depreciation on forward foreign currency contracts	Forward foreign currency contracts	$16,446,015	($7,343,770)
Foreign currency	Unaffiliated investments, at value*	Purchased options	1,882,886	—
Foreign currency	Written options, at value	Written options	—	(694,860)
Total			$18,328,901	($8,038,630)
* Purchased options are included in Fund's investments.

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Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2019:

Statement of operations location - net realized gain (loss) on:
Risk	Unaffiliated investments and foreign currency transactions[1]	Futures contracts	Forward foreign currency contracts	Total
Foreign currency	($44,097,656)	—	($8,444,595)	($52,542,251)
Interest rate	—	($1,148,055)	—	(1,148,055)
Total	($44,097,656)	($1,148,055)	($8,444,595)	($53,690,306)
[1] Realized gain/loss associated with purchased options is included in this caption on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2019:

Statement of operations location - change in net unrealized appreciation (depreciation) of:
Risk	Unaffiliated investments and translation of assets and liabilities in foreign currencies[1]	Futures contracts	Forward foreign currency contracts	Written options	Total
Foreign currency	$36,410,536	—	$20,208,159	$425,980	$57,044,675
Interest rate	—	$11,646,500	—	—	$11,646,500
Total	$36,410,536	$11,646,500	$20,208,159	$425,980	$68,691,175
[1] Change in unrealized appreciation/depreciation associated with purchased options is included in this caption on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of MFC.

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.700% of the first $500 million of the fund's aggregate daily net assets; (b) 0.650% of the next $3 billion of the fund's aggregate daily net assets; (c) 0.600% of the next $4 billion of the fund's aggregate daily net assets; (d) 0.590% of the next $4.5 billion of the fund's aggregate daily net assets; and (e) 0.575% of the fund's aggregate daily net assets in excess of $12 billion. Aggregate net assets include the net assets of 1) the fund, 2) Strategic Income Opportunities Trust, a series of John Hancock Variable Insurance Trust, 3) Strategic Income Opportunities Fund, a sub-fund of John Hancock Worldwide Investors, PLC and 4) Certain assets of Income Allocation Fund, a fund of the Trust, as defined in the advisory agreement. The Advisor has a subadvisory agreement with

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John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2019, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This agreement expires on June 30, 2020, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to waive its management fee by an annual rate of 0.02% of the fund's average net assets. This expense limitation agreement expires on December 31, 2019, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The expense reductions described above amounted to the following for the six months ended February 28, 2019:

Class	Expense reduction	Class	Expense reduction
Class A	$51,698	Class R6	$161,749
Class C	34,245	Class NAV	226,360
Class I	409,181	Total	$885,351
Class R2	2,118

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2019 were equivalent to a net annual effective rate of 0.60% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class C and Class R2 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R2, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $126,072 for the six months ended February 28, 2019. Of this amount, $17,979 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $107,317 was paid as sales commissions to broker-dealers and $776 was paid as sales commissions to sales personnel of Signator Investors, Inc., which had been a broker-dealer affiliate of the Advisor through November 2, 2018.

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Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2019, CDSCs received by the Distributor amounted to $2,251 and $12,273 for Class A and Class C shares, respectively.

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 28, 2019 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$560,870	$209,469
Class C	1,236,986	138,559
Class I	—	1,985,224
Class R2	36,205	1,018
Class R6	—	77,934
Total	$1,834,061	$2,412,204

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or lender	Weighted average loan balance	Days outstanding	Weighted average interest rate	Interest income
Lender	$3,854,389	2	2.350%	$503

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Note 6 — Fund share transactions

Transactions in fund shares for the six months ended February 28, 2019 and for the year end ended August 31, 2018 were as follows:

		Six months ended 2-28-19		Year ended 8-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	3,230,864	$32,859,546	11,813,041	$127,008,416
Distributions reinvested	618,651	6,288,969	1,465,200	15,650,216
Repurchased	(11,134,939)	(113,498,898)	(21,532,832)	(229,466,189)
Net decrease	(7,285,424)	$(74,350,383)	(8,254,591)	$(86,807,557)
Class C shares
Sold	730,462	$7,422,896	3,262,097	$35,231,818
Distributions reinvested	305,255	3,102,906	710,652	7,591,339
Repurchased	(6,324,377)	(64,289,179)	(10,799,894)	(115,196,192)
Net decrease	(5,288,660)	$(53,763,377)	(6,827,145)	$(72,373,035)
Class I shares
Sold	51,032,330	$518,366,605	149,307,400	$1,603,171,401
Distributions reinvested	5,139,085	52,246,054	11,580,865	123,640,766
Repurchased	(131,405,161)	(1,333,025,179)	(183,092,954)	(1,953,919,156)
Net decrease	(75,233,746)	$(762,412,520)	(22,204,689)	$(227,106,989)
Class R2 shares
Sold	106,427	$1,084,682	531,767	$5,714,358
Distributions reinvested	24,539	249,610	48,420	517,597
Repurchased	(286,327)	(2,896,898)	(734,644)	(7,916,906)
Net decrease	(155,361)	$(1,562,606)	(154,457)	$(1,684,951)
Class R6 shares
Sold	30,169,999	$306,609,237	103,531,151	$1,106,534,946
Distributions reinvested	2,208,698	22,462,656	2,682,494	28,316,459
Repurchased	(114,371,931)	(1,161,985,707)	(56,297,369)	(604,341,201)
Net increase (decrease)	(81,993,234)	$(832,913,814)	49,916,276	$530,510,204
Class NAV shares
Sold	57,168,519	$584,637,621	6,391,737	$68,436,556
Distributions reinvested	3,086,948	31,383,971	5,955,378	63,561,208
Repurchased	(19,660,795)	(198,888,613)	(15,379,906)	(164,770,416)
Net increase (decrease)	40,594,672	$417,132,979	(3,032,791)	$(32,772,652)
Total net increase (decrease)	(129,361,753)	$(1,307,869,721)	9,442,603	$109,765,020

Affiliates of the fund owned 100% and 2% of shares of Class NAV and Class R6, respectively, on February 28, 2019. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, amounted to $2,001,746,572 and $3,938,969,201, respectively, for the six months ended February 28, 2019. Purchases and sales of U.S. Treasury obligations aggregated $478,044,056 and $0, respectively, for the six months ended February 28, 2019.

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Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 28, 2019, funds within the John Hancock group of funds complex held 32.8% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliate concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	12.9%
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	5.7%

Note 9 — Investment in affiliated underlying funds

The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust*	7,934,847	20,294,194	(18,944,463)	9,284,578	—	—	($5,706)	$17,113	$92,911,702
*Refer to the Securities lending note within Note 2 for details regarding this investment.

Note 10 — New accounting pronouncement

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2017-08, Premium Amortization on Purchased Callable Debt Securities, which shortens the premium amortization period for purchased non-contingently callable debt securities. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. Management does not expect the ASU to have an impact on the fund's net assets or total return. Depending upon holdings of the fund, the shortening of the premium amortization period could decrease interest income with a corresponding offset to unrealized gain (loss).

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More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler**
Secretary and Chief Legal Officer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Portfolio Managers

Christopher M. Chapman, CFA
Thomas C. Goggins
Daniel S. Janis III

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee
#Effective 6-19-18

**Effective 9-13-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

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John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

Greater China Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Disciplined Alternative Yield

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Infrastructure

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 200 Berkeley Street ■ Boston, MA 02116-5010 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Strategic Income Opportunities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF767048	356SA 2/19 4/19

John Hancock

U.S. Growth Fund

Semiannual report 2/28/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investments at 800-225-5291 (Class A and Class C shares) or 888-972-8696 (Class I, Class R6, Class NAV, and Class 1 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investments or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investments or your financial intermediary.

A message to shareholders

Dear shareholder,

The six months ended February 28, 2019 were challenging for equity investors as stock markets across many major economies worldwide posted losses, despite rebounding during the first few months of the new year. In the United States, new tariffs on a range of imports and heightened fears of a full-blown trade war with China weighed on investor sentiment despite relatively supportive U.S. economic fundamentals. Global economic growth slowed, and international markets faced some challenging headwinds that may not abate in the near future.

Concerns about the potential for a more widespread global economic slowdown led to a significant increase in volatility as well as a flight to quality, particularly in the final months of 2018. While at John Hancock Investments we believe that the bull market appears to be in the later innings, the economic underpinnings in the United States suggest that there's still room for stocks to run.

Your best resource in unpredictable and volatile markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee investment returns and does not eliminate risk of loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
U.S. Growth Fund

2	Your fund at a glance
3	Portfolio summary
4	A look at performance
6	Your expenses
8	Fund's investments
11	Financial statements
14	Financial highlights
20	Notes to financial statements
27	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks high total return, primarily through capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/19 (%)

The Russell 1000 Growth Index is an unmanaged index composed of those securities in the Russell 1000 Index that have a higher-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

1	Class A shares were first offered on 10-31-11. Returns prior to this date are those of Class NAV shares, and have not been adjusted for class-specific expenses; otherwise, returns would vary.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       2

Portfolio summary

SECTOR COMPOSITION AS OF 2/28/19 (%)

TOP 10 HOLDINGS AS OF 2/28/19 (%)

Microsoft Corp.	7.2
Alphabet, Inc., Class A	6.2
Amazon.com, Inc.	6.1
Facebook, Inc., Class A	4.4
Visa, Inc., Class A	3.2
The Boeing Company	3.2
UnitedHealth Group, Inc.	2.8
Mastercard, Inc., Class A	2.8
The Home Depot, Inc.	2.7
Adobe, Inc.	2.1
TOTAL	40.7
As a percentage of net assets.
Cash and cash equivalents are not included.

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       3

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  FEBRUARY 28, 2019

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A1	4.51	10.55	14.60	-6.52	65.11	290.63
Class C1	8.18	11.02	14.99	-2.89	68.66	304.34
Class I1,2	10.24	12.03	15.49	-1.48	76.51	322.23
Class R6[1,2]	10.39	12.17	15.59	-1.35	77.57	325.70
Class 1[1,2]	10.28	12.11	15.55	-1.45	77.10	324.17
Class NAV[2]	10.46	12.24	15.63	-1.34	78.16	327.11
Index†	6.62	12.63	18.19	-4.52	81.28	431.96

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, Class 1, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), reflect those that were in effect for the time period covered by this report and may differ from those disclosed in the most recent published available prospectuses and the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R6	Class 1	Class NAV
Gross (%)	1.12	1.87	0.88	0.77	0.81	0.76
Net (%)	1.10	1.85	0.86	0.75	0.79	0.74

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Russell 1000 Growth Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       4

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock U.S. Growth Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Russell 1000 Growth Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C1,3	2-28-09	40,434	40,434	53,196
Class I1,2	2-28-09	42,223	42,223	53,196
Class R6[1,2]	2-28-09	42,570	42,570	53,196
Class 1[1,2]	2-28-09	42,417	42,417	53,196
Class NAV[2]	2-28-09	42,711	42,711	53,196

The Russell 1000 Growth Index is an unmanaged index is an unmanaged index composed of those securities in the Russell 1000 Index that have a higher-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1	Class A and Class I shares were first offered on 10-31-11; Class C shares were first offered on 8-28-14; Class R6 shares were first offered on 11-8-16; Class 1 shares were first offered on 5-7-12. Returns prior to these dates are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
2	For certain types of investors, as described in the fund's prospectuses.
3	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       5

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2018, with the same investment held until February 28, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2018, with the same investment held until February 28, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
6	JOHN HANCOCK U.S. GROWTH FUND | SEMIANNUAL REPORT

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2018	Ending value on 2-28-2019	Expenses paid during period ended 2-28-2019[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$ 984.10	$5.31	1.08%
	Hypothetical example	1,000.00	1,019.40	5.41	1.08%
Class C	Actual expenses/actual returns	1,000.00	980.60	8.99	1.83%
	Hypothetical example	1,000.00	1,015.70	9.15	1.83%
Class I	Actual expenses/actual returns	1,000.00	985.20	4.23	0.86%
	Hypothetical example	1,000.00	1,020.50	4.31	0.86%
Class R6	Actual expenses/actual returns	1,000.00	986.50	3.60	0.73%
	Hypothetical example	1,000.00	1,021.20	3.66	0.73%
Class 1	Actual expenses/actual returns	1,000.00	985.50	3.79	0.77%
	Hypothetical example	1,000.00	1,021.00	3.86	0.77%
Class NAV	Actual expenses/actual returns	1,000.00	986.60	3.55	0.72%
	Hypothetical example	1,000.00	1,021.20	3.61	0.72%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK U.S. GROWTH FUND	7

Fund’s investments
AS OF 2-28-19 (unaudited)
	Shares	Value
Common stocks 98.9%		$230,492,557
(Cost $184,432,060)
Communication services 10.6%		24,678,139
Interactive media and services 10.6%
Alphabet, Inc., Class A (A)	12,865	14,493,066
Facebook, Inc., Class A (A)	63,085	10,185,073
Consumer discretionary 16.1%		37,417,230
Hotels, restaurants and leisure 1.0%
Domino's Pizza, Inc.	9,472	2,376,904
Internet and direct marketing retail 7.7%
Amazon.com, Inc. (A)	8,650	14,184,530
Booking Holdings, Inc. (A)	2,199	3,731,791
Specialty retail 5.5%
Ross Stores, Inc.	31,020	2,941,627
The Home Depot, Inc.	33,779	6,253,844
The TJX Companies, Inc.	67,771	3,475,975
Textiles, apparel and luxury goods 1.9%
NIKE, Inc., Class B	51,937	4,452,559
Consumer staples 1.2%		2,909,784
Food and staples retailing 1.2%
Sysco Corp.	43,076	2,909,784
Financials 6.8%		15,851,630
Capital markets 4.0%
Intercontinental Exchange, Inc.	36,110	2,785,887
S&P Global, Inc.	17,443	3,495,054
TD Ameritrade Holding Corp.	55,517	3,127,273
Consumer finance 1.4%
American Express Company	30,403	3,275,619
Insurance 1.4%
The Progressive Corp.	43,454	3,167,797
Health care 14.2%		33,221,370
Health care equipment and supplies 4.4%
Abbott Laboratories	34,737	2,696,286
Baxter International, Inc.	32,333	2,416,245
Edwards Lifesciences Corp. (A)	16,777	2,840,178
Medtronic PLC	26,670	2,413,635
Health care providers and services 6.0%
Anthem, Inc.	8,083	2,430,801
Humana, Inc.	9,783	2,788,546
UnitedHealth Group, Inc.	26,875	6,509,663
8	JOHN HANCOCK U.S. GROWTH FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Health care (continued)
Health care providers and services (continued)
WellCare Health Plans, Inc. (A)	9,116	$2,311,635
Life sciences tools and services 2.2%
Agilent Technologies, Inc.	33,439	2,656,394
Thermo Fisher Scientific, Inc.	9,570	2,484,085
Pharmaceuticals 1.6%
Eli Lilly & Company (B)	29,091	3,673,902
Industrials 11.4%		26,466,509
Aerospace and defense 6.0%
Harris Corp.	17,470	2,881,327
Lockheed Martin Corp.	11,651	3,604,936
The Boeing Company	16,749	7,368,890
Professional services 2.2%
IHS Markit, Ltd. (A)	46,709	2,483,518
TransUnion	41,736	2,694,476
Road and rail 3.2%
Norfolk Southern Corp.	14,462	2,593,037
Union Pacific Corp.	28,863	4,840,325
Information technology 37.0%		86,276,401
Communications equipment 1.1%
Cisco Systems, Inc.	47,356	2,451,620
Electronic equipment, instruments and components 1.3%
CDW Corp.	32,606	3,061,377
IT services 17.8%
Accenture PLC, Class A	27,183	4,386,793
Automatic Data Processing, Inc.	24,853	3,803,255
EPAM Systems, Inc. (A)	16,565	2,679,886
FleetCor Technologies, Inc. (A)	13,673	3,189,637
Global Payments, Inc.	25,444	3,317,389
Mastercard, Inc., Class A	28,625	6,434,041
PayPal Holdings, Inc. (A)	45,704	4,482,191
Total System Services, Inc.	30,061	2,837,758
VeriSign, Inc. (A)	16,025	2,853,091
Visa, Inc., Class A	49,823	7,379,783
Semiconductors and semiconductor equipment 1.5%
KLA-Tencor Corp.	31,172	3,600,054
Software 14.2%
Adobe, Inc. (A)	18,634	4,891,425
Fair Isaac Corp. (A)	12,321	3,053,390
Intuit, Inc.	16,229	4,010,673
Microsoft Corp.	149,363	16,733,135
salesforce.com, Inc. (A)	27,527	4,504,794
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK U.S. GROWTH FUND	9

	Shares	Value
Information technology (continued)
Technology hardware, storage and peripherals 1.1%
NetApp, Inc.	39,971	$2,606,109
Real estate 1.6%		3,671,494
Equity real estate investment trusts 1.6%
American Tower Corp.	20,843	3,671,494

	Yield (%)	Shares	Value
Securities lending collateral 1.6%			$3,667,951
(Cost $3,667,949)
John Hancock Collateral Trust (C)	2.5250(D)	366,535	3,667,951
Short-term investments 0.6%			$1,402,139
(Cost $1,402,139)
Money market funds 0.0%			2,139
State Street Institutional U.S. Government Money Market Fund, Premier Class	2.3457(D)	2,139	2,139

	Par value^	Value
Repurchase agreement 0.6%		1,400,000
Bank of America Tri-Party Repurchase Agreement dated 2-28-19 at 2.570% to be repurchased at $1,400,100 on 3-1-19, collateralized by $1,373,907 Government National Mortgage Association, 4.500% due 1-20-49 (valued at $1,428,001, including interest)	1,400,000	1,400,000

Total investments (Cost $189,502,148) 101.1%	$235,562,647
Other assets and liabilities, net (1.1%)	(2,535,842)
Total net assets 100.0%	$233,026,805

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 2-28-19.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 2-28-19.
At 2-28-19, the aggregate cost of investments for federal income tax purposes was $190,105,184. Net unrealized appreciation aggregated to $45,457,463, of which $46,707,945 related to gross unrealized appreciation and $1,250,482 related to gross unrealized depreciation.
10	JOHN HANCOCK U.S. GROWTH FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-19 (unaudited)

Assets
Unaffiliated investments, at value (Cost $185,834,199) including $3,594,448 of securities loaned	$231,894,696
Affiliated investments, at value (Cost $3,667,949)	3,667,951
Total investments, at value (Cost $189,502,148)	235,562,647
Cash	94,304
Dividends and interest receivable	236,728
Receivable for fund shares sold	1,099,792
Other assets	49,883
Total assets	237,043,354
Liabilities
Payable for investments purchased	116,601
Payable for fund shares repurchased	114,314
Payable upon return of securities loaned	3,667,950
Payable to affiliates
Accounting and legal services fees	11,091
Transfer agent fees	27,242
Trustees' fees	96
Other liabilities and accrued expenses	79,255
Total liabilities	4,016,549
Net assets	$233,026,805
Net assets consist of
Paid-in capital	$191,203,421
Total distributable earnings (loss)	41,823,384
Net assets	$233,026,805

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($74,281,527 ÷ 6,434,574 shares)[1]	$11.54
Class C ($6,226,048 ÷ 545,323 shares)[1]	$11.42
Class I ($59,956,378 ÷ 5,199,022 shares)	$11.53
Class R6 ($13,125,493 ÷ 1,137,676 shares)	$11.54
Class 1 ($61,340,996 ÷ 5,318,009 shares)	$11.53
Class NAV ($18,096,363 ÷ 1,562,988 shares)	$11.58
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$12.15

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK U.S. GROWTH FUND	11

STATEMENT OF OPERATIONS For the six months ended  2-28-19 (unaudited)

Investment income
Dividends	$1,245,537
Interest	29,869
Securities lending	33
Total investment income	1,275,439
Expenses
Investment management fees	714,794
Distribution and service fees	137,493
Accounting and legal services fees	18,697
Transfer agent fees	93,531
Trustees' fees	984
Custodian fees	24,643
State registration fees	36,375
Printing and postage	15,906
Professional fees	27,358
Other	24,985
Total expenses	1,094,766
Less expense reductions	(9,040)
Net expenses	1,085,726
Net investment income	189,713
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(3,676,155)
Affiliated investments	(1)
(3,676,156)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(4,144,804)
Affiliated investments	2
(4,144,802)
Net realized and unrealized loss	(7,820,958)
Decrease in net assets from operations	$(7,631,245)

12	JOHN HANCOCK U.S. GROWTH FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-19 (unaudited)	Year ended 8-31-18
Increase (decrease) in net assets
From operations
Net investment income (loss)	$189,713	$(63,981)
Net realized gain (loss)	(3,676,156)	8,190,631
Change in net unrealized appreciation (depreciation)	(4,144,802)	30,226,646
Increase (decrease) in net assets resulting from operations	(7,631,245)	38,353,296
Distributions to shareholders
From net investment income and net realized gain
Class A	(2,379,080)	—
Class C	(201,535)	—
Class I	(2,319,149)	—
Class R6	(418,805)	—
Class 1	(1,836,896)	—
Class NAV	(564,995)	—
From net investment income
Class I	—	(13,032)
Class R6	—	(4,033)
Class 1	—	(79,784)
Class NAV	—	(19,175)
From net realized gain
Class A	—	(2,079,336)
Class C	—	(60,747)
Class I	—	(360,175)
Class R6	—	(78,723)
Class 1	—	(1,804,225)
Class NAV	—	(368,829)
Total distributions	(7,720,460)	(4,868,059)
From fund share transactions	4,128,501	99,193,405
Total increase (decrease)	(11,223,204)	132,678,642
Net assets
Beginning of period	244,250,009	111,571,367
End of period[1]	$233,026,805	$244,250,009

[1]	Net assets - End of period includes undistributed net investment income of $0 at August 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK U.S. GROWTH FUND	13

Financial highlights
CLASS A SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$12.15	$9.81	$10.62	$11.34	$13.82	$13.02
Net investment income (loss)[2]	—	(0.03)	(0.01)	0.11	0.17	0.11
Net realized and unrealized gain (loss) on investments	(0.25)	2.78	1.44	1.10	(0.33)	2.35
Total from investment operations	(0.25)	2.75	1.43	1.21	(0.16)	2.46
Less distributions
From net investment income	—	—	(0.16)	(0.20)	(0.10)	(0.20)
From net realized gain	(0.36)	(0.41)	(2.08)	(1.73)	(2.22)	(1.46)
Total distributions	(0.36)	(0.41)	(2.24)	(1.93)	(2.32)	(1.66)
Net asset value, end of period	$11.54	$12.15	$9.81	$10.62	$11.34	$13.82
Total return (%)[3,4]	(1.59) [5]	28.85	17.23	11.60	(2.12)	20.07
Ratios and supplemental data
Net assets, end of period (in millions)	$74	$79	$48	$44	$43	$52
Ratios (as a percentage of average net assets):
Expenses before reductions	1.09 [6]	1.26	1.44	1.23	1.24	1.29
Expenses including reductions	1.08 [6]	1.14	1.17	1.22	1.23	1.28
Net investment income (loss)	(0.01) [6]	(0.24)	(0.12)	1.02	1.35	0.85
Portfolio turnover (%)	47	74	112	85	60	52

[1]	Six months ended 2-28-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
14	JOHN HANCOCK U.S. GROWTH FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14 [2]
Per share operating performance
Net asset value, beginning of period	$12.07	$9.82	$10.62	$11.34	$13.81	$13.81
Net investment income (loss)[3]	(0.04)	(0.10)	(0.07)	0.04	0.10	— [4]
Net realized and unrealized gain (loss) on investments	(0.25)	2.76	1.44	1.09	(0.35)	— [4]
Total from investment operations	(0.29)	2.66	1.37	1.13	(0.25)	— [4]
Less distributions
From net investment income	—	—	(0.09)	(0.12)	—	—
From net realized gain	(0.36)	(0.41)	(2.08)	(1.73)	(2.22)	—
Total distributions	(0.36)	(0.41)	(2.17)	(1.85)	(2.22)	—
Net asset value, end of period	$11.42	$12.07	$9.82	$10.62	$11.34	$13.81
Total return (%)[5,6]	(1.94) [7]	27.87	16.47	10.75	(2.82)	0.00 [7]
Ratios and supplemental data
Net assets, end of period (in millions)	$6	$6	$1	$1	$— [8]	$— [8]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.84 [9]	1.98	2.14	1.93	3.87	17.05 [9]
Expenses including reductions	1.83 [9]	1.85	1.86	1.92	2.05	2.05 [9]
Net investment income (loss)	(0.75) [9]	(0.92)	(0.82)	0.39	0.78	0.46 [9]
Portfolio turnover (%)	47	74	112	85	60	52 [10]

[1]	Six months ended 2-28-19. Unaudited.
[2]	The inception date for Class C shares is 8-28-14.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Less than $500,000.
[9]	Annualized.
[10]	Portfolio turnover is shown for the period from 9-1-13 to 8-31-14.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK U.S. GROWTH FUND	15

CLASS I SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$12.13	$9.78	$10.60	$11.33	$13.81	$13.02
Net investment income[2]	0.01	0.01	0.03	0.14	0.21	0.16
Net realized and unrealized gain (loss) on investments	(0.25)	2.76	1.42	1.10	(0.32)	2.35
Total from investment operations	(0.24)	2.77	1.45	1.24	(0.11)	2.51
Less distributions
From net investment income	— [3]	(0.01)	(0.19)	(0.24)	(0.15)	(0.26)
From net realized gain	(0.36)	(0.41)	(2.08)	(1.73)	(2.22)	(1.46)
Total distributions	(0.36)	(0.42)	(2.27)	(1.97)	(2.37)	(1.72)
Net asset value, end of period	$11.53	$12.13	$9.78	$10.60	$11.33	$13.81
Total return (%)[4]	(1.48) [5]	29.23	17.55	11.95	(1.74)	20.53
Ratios and supplemental data
Net assets, end of period (in millions)	$60	$76	$8	$61	$89	$120
Ratios (as a percentage of average net assets):
Expenses before reductions	0.86 [6]	0.99	1.10	0.91	0.92	0.96
Expenses including reductions	0.86 [6]	0.86	0.85	0.89	0.89	0.89
Net investment income	0.21 [6]	0.12	0.31	1.34	1.71	1.24
Portfolio turnover (%)	47	74	112	85	60	52

[1]	Six months ended 2-28-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
16	JOHN HANCOCK U.S. GROWTH FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17 [2]
Per share operating performance
Net asset value, beginning of period	$12.13	$9.78	$8.96
Net investment income[3]	0.02	0.02	0.02
Net realized and unrealized gain (loss) on investments	(0.24)	2.76	1.68
Total from investment operations	(0.22)	2.78	1.70
Less distributions
From net investment income	(0.01)	(0.02)	(0.09)
From net realized gain	(0.36)	(0.41)	(0.79)
Total distributions	(0.37)	(0.43)	(0.88)
Net asset value, end of period	$11.54	$12.13	$9.78
Total return (%)[4]	(1.35) [5]	29.31	20.86 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$13	$9	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	0.74 [6]	0.88	1.03 [6]
Expenses including reductions	0.73 [6]	0.75	0.74 [6]
Net investment income	0.36 [6]	0.21	0.22 [6]
Portfolio turnover (%)	47	74	112 [7]

[1]	Six months ended 2-28-19. Unaudited.
[2]	The inception date for Class R6 shares is 11-8-16.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover is shown for the period from 9-1-16 to 8-31-17.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK U.S. GROWTH FUND	17

CLASS 1 SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$12.13	$9.78	$10.59	$11.33	$13.81	$13.02
Net investment income[2]	0.02	0.01	0.02	0.15	0.22	0.17
Net realized and unrealized gain (loss) on investments	(0.25)	2.77	1.44	1.08	(0.32)	2.35
Total from investment operations	(0.23)	2.78	1.46	1.23	(0.10)	2.52
Less distributions
From net investment income	(0.01)	(0.02)	(0.19)	(0.24)	(0.16)	(0.27)
From net realized gain	(0.36)	(0.41)	(2.08)	(1.73)	(2.22)	(1.46)
Total distributions	(0.37)	(0.43)	(2.27)	(1.97)	(2.38)	(1.73)
Net asset value, end of period	$11.53	$12.13	$9.78	$10.59	$11.33	$13.81
Total return (%)[3]	(1.45) [4]	29.27	17.74	11.90	(1.68)	20.60
Ratios and supplemental data
Net assets, end of period (in millions)	$61	$57	$45	$49	$51	$58
Ratios (as a percentage of average net assets):
Expenses before reductions	0.78 [5]	0.92	1.07	0.85	0.84	0.84
Expenses including reductions	0.77 [5]	0.79	0.80	0.85	0.84	0.83
Net investment income	0.31 [5]	0.10	0.26	1.39	1.78	1.29
Portfolio turnover (%)	47	74	112	85	60	52

[1]	Six months ended 2-28-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
18	JOHN HANCOCK U.S. GROWTH FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	2-28-19 [1]	8-31-18	8-31-17	8-31-16	8-31-15	8-31-14
Per share operating performance
Net asset value, beginning of period	$12.17	$9.81	$10.60	$11.33	$13.81	$13.03
Net investment income[2]	0.02	0.02	0.10	0.15	0.23	0.18
Net realized and unrealized gain (loss) on investments	(0.24)	2.77	1.39	1.10	(0.32)	2.33
Total from investment operations	(0.22)	2.79	1.49	1.25	(0.09)	2.51
Less distributions
From net investment income	(0.01)	(0.02)	(0.20)	(0.25)	(0.17)	(0.27)
From net realized gain	(0.36)	(0.41)	(2.08)	(1.73)	(2.22)	(1.46)
Total distributions	(0.37)	(0.43)	(2.28)	(1.98)	(2.39)	(1.73)
Net asset value, end of period	$11.58	$12.17	$9.81	$10.60	$11.33	$13.81
Total return (%)[3]	(1.34) [4]	29.32	18.04	12.06	(1.63)	20.56
Ratios and supplemental data
Net assets, end of period (in millions)	$18	$17	$8	$837	$914	$1,005
Ratios (as a percentage of average net assets):
Expenses before reductions	0.73 [5]	0.87	0.83	0.80	0.79	0.79
Expenses including reductions	0.72 [5]	0.74	0.79	0.80	0.79	0.78
Net investment income	0.36 [5]	0.17	0.96	1.45	1.82	1.34
Portfolio turnover (%)	47	74	112	85	60	52

[1]	Six months ended 2-28-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK U.S. GROWTH FUND	19

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock U.S. Growth Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek high total return primarily through capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered by the fund are detailed in the Statement of assets and liabilities. Class A and Class C are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or MFC, and certain 529 plans. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       20

securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 28, 2019, all investments are categorized as Level 1 under the hierarchy described above, except for repurchase agreements which are categorized as Level 2.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 28, 2019, the fund loaned common stocks valued at $3,594,448 and received $3,667,950 of cash collateral.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       21

agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2019, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2019 were $1,170.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2018, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       22

these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of MFC.

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis equal to the sum of: a) 0.600% of the first $500 million aggregate net assets; b) 0.550% of the next $1 billion of the fund's aggregate net assets; and c) 0.530% of the fund's aggregate net assets in excess of $1.5 billion. Aggregate net assets include the net assets of the fund and John Hancock U.S. Quality Growth Fund, a series of John Hancock Funds III. The Advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.

Prior to September 28, 2018, the fund had an investment management agreement with the Advisor under which the fund paid a daily management fee to the Advisor equivalent, on an annual basis equal to the sum of: a) 0.700% of the first $500 million average net assets; and b) 0.650% of the fund's average net assets in excess of $500 million.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2019, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees. This agreement expires on June 30, 2020, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to waive fees and/or reimburse certain fund expenses excluding taxes, service fees, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, borrowing costs, prime brokerage fees, short dividend expense and acquired fund fees. The fee waivers and/or reimbursements are such that these expenses will not exceed 0.74% for the fund. The fee waivers and/or reimbursements will continue in effect until December 31, 2019, unless renewed by mutual agreement of the fund and the Advisor based upon determination that this is appropriate under the circumstances at the time.

For the six months ended February 28, 2019, the expense reductions described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$3,031	Class 1	$2,118
Class C	172	Class NAV	694
Class I	2,768	Total	$9,040
Class R6	257

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2019 were equivalent to a net annual effective rate of 0.60% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other

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services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class C, and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee
Class A	0.25%
Class C	1.00%
Class 1	0.05%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $50,648 for the six months ended February 28, 2019. Of this amount, $8,315 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $41,785 was paid as sales commissions to broker-dealers and $548 was paid as sales commissions to sales personnel of Signator Investors, Inc., which had been a broker-dealer affiliate of the Advisor through November 2, 2018.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2019, CDSCs received by the Distributor amounted to $401 for Class C shares.

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 28, 2019 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$93,086	$41,752
Class C	30,401	3,411
Class I	—	47,561
Class R6	—	807
Class 1	14,006	—
Total	$137,493	$93,531

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       24

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or lender	Weighted average loan balance	Days outstanding	Weighted average interest rate	Interest income
Lender	$2,900,000	6	1.898%	$917

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended February 28, 2019 and for the year ended August 31, 2018 were as follows:

		Six months ended 2-28-19		Year ended 8-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	892,623	$10,435,428	2,960,481	$32,658,507
Distributions reinvested	236,826	2,356,416	202,357	2,053,921
Repurchased	(1,202,423)	(13,211,680)	(1,549,137)	(16,818,780)
Net increase (decrease)	(72,974)	$(419,836)	1,613,701	$17,893,648
Class C shares
Sold	154,609	$1,814,130	400,020	$4,472,010
Distributions reinvested	20,316	200,311	5,956	60,391
Repurchased	(90,661)	(954,785)	(52,852)	(570,784)
Net increase	84,264	$1,059,656	353,124	$3,961,617
Class I shares
Sold	3,106,080	$36,017,592	6,275,095	$71,233,748
Distributions reinvested	233,033	2,316,346	36,862	373,043
Repurchased	(4,416,999)	(48,083,287)	(813,582)	(8,980,515)
Net increase (decrease)	(1,077,886)	$(9,749,349)	5,498,375	$62,626,276
Class R6 shares
Sold	498,572	$5,869,924	688,215	$7,785,261
Distributions reinvested	42,115	418,628	8,165	82,549
Repurchased	(179,314)	(1,958,007)	(40,788)	(452,641)
Net increase	361,373	$4,330,545	655,592	$7,415,169
Class 1 shares
Sold	1,081,759	$12,344,165	1,038,029	$11,607,264
Distributions reinvested	184,798	1,836,895	186,351	1,884,009
Repurchased	(613,988)	(6,764,752)	(1,181,260)	(12,596,803)
Net increase	652,569	$7,416,308	43,120	$894,470

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       25

		Six months ended 2-28-19		Year ended 8-31-18
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	434,404	$4,972,125	753,735	$8,446,206
Distributions reinvested	56,670	564,995	38,227	388,004
Repurchased	(363,802)	(4,045,943)	(222,175)	(2,431,985)
Net increase (decrease)	127,272	$1,491,177	569,787	$6,402,225
Total net increase	74,618	$4,128,501	8,733,699	$99,193,405

Affiliates of the fund owned 100% of shares of Class 1 and Class NAV on February 28, 2019. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $112,438,498 and $113,838,401, respectively, for the six months ended February 28, 2019.

Note 7 — Industry or sector risk

The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

Note 8 — Investment in affiliated underlying funds

The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust*	—	376,538	(10,003)	366,535	—	—	($1)	$2	$3,667,951
*Refer to the Securities lending note within Note 2 for details regarding this investment.

Note 9 — Subsequent event

On March 15, 2019, shareholders of the fund approved a merger of the fund into John Hancock U.S. Quality Growth Fund, a series of John Hancock Funds III. The merger was completed on April 12, 2019.

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       26

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler**
Secretary and Chief Legal Officer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Wellington Management Company, LLP

Portfolio Manager

John A. Boselli, CFA

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee
#Effective 6-19-18

**Effective 9-13-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GROWTH FUND       27

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

Greater China Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Disciplined Alternative Yield

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Infrastructure

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 200 Berkeley Street ■ Boston, MA 02116-5010 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock U.S. Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF767053	390SA 2/19 4/19

John Hancock

Multi-Index Lifetime Portfolios

Semiannual report 2/28/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investments at 888-972-8696 (Class R4, Class R6 and Class 1 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investments or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investments or your financial intermediary.

A message to shareholders

Dear shareholder,

The six months ended February 28, 2019 were challenging for equity investors as stock markets across many major economies worldwide posted losses, despite rebounding during the first few months of the new year. In the United States, new tariffs on a range of imports and heightened fears of a full-blown trade war with China weighed on investor sentiment despite relatively supportive U.S. economic fundamentals. Looking overseas, global economic growth slowed somewhat in the latter half of 2018, and international markets faced some challenging headwinds that may not abate in the near future.

The turbulence extended to the fixed-income market, with performance varying widely between short- and long-term debt, as concerns about the strength of the broader global economy and the durability of the now decade-old bull market led investors to dial back risk exposures. Many alternative investments—such as options-based, absolute return, and multi-strategy funds—generated a relatively narrow range of muted to slightly negative returns. As a general rule, most alternative asset classes held up better than equity markets, although not as well as bond markets for the period.

Your best resource in unpredictable and volatile markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee investment returns and does not eliminate risk of loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Multi-Index Lifetime Portfolios

2	Multi-Index Lifetime Portfolios' strategy at a glance
3	Portfolio summary
4	Multi-Index 2060 Lifetime Portfolio
5	Multi-Index 2055 Lifetime Portfolio
6	Multi-Index 2050 Lifetime Portfolio
7	Multi-Index 2045 Lifetime Portfolio
8	Multi-Index 2040 Lifetime Portfolio
9	Multi-Index 2035 Lifetime Portfolio
10	Multi-Index 2030 Lifetime Portfolio
11	Multi-Index 2025 Lifetime Portfolio
12	Multi-Index 2020 Lifetime Portfolio
13	Multi-Index 2015 Lifetime Portfolio
14	Multi-Index 2010 Lifetime Portfolio
15	Your expenses
18	Portfolios' investments
25	Financial statements
35	Financial highlights
46	Notes to financial statements
58	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       1

Multi-Index Lifetime Portfolios' strategy at a glance

A SIMPLE, STRATEGIC PATH TO HELP YOU REACH YOUR RETIREMENT GOALS

Multi-Index Lifetime Portfolios make diversification easy because the asset mix of each portfolio automatically changes over time.

•	Portfolios with dates further off initially invest more aggressively in stock funds.
•	As a portfolio approaches its target date,[1] the allocation will gradually migrate to more conservative fixed-income funds.
•	Once the target date is reached, the allocation will continue to become increasingly conservative until it reaches the end of its glide path, investing primarily in fixed-income funds.

JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS—AUTOMATICALLY ADJUST OVER TIME2

The chart below illustrates how the asset allocation mix of John Hancock Multi-Index Lifetime Portfolio adjusts over time.

The principal value of each portfolio is not guaranteed and you could lose money at any time, including at or after the target date.

1 Based on an estimated retirement date.

2 Allocations may vary as a result of market activity or cash allocations held during unusual market or economic conditions.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       2

Portfolio summary

MULTI-INDEX 2060-2010 LIFETIME PORTFOLIOS' CLASS 1 SHARE RETURNS (%)

For the six months ended 2/28/19

MARKET INDEX TOTAL RETURNS

For the six months ended 2/28/19

U.S. Stocks	S&P 500 Index	-3.04%
	Russell Midcap Index	-2.84%
	Russell 2000 Index	-8.86%
	FTSE NAREIT All Equity REIT Index	3.18%
International Stocks	MSCI EAFE Index	-3.58%
	MSCI Emerging Markets Index	0.33%
	MSCI EAFE Small Cap Index	-7.92%
Fixed Income	Bloomberg Barclays U.S. Aggregate Bond Index	1.99%
	ICE Bank of America Merrill Lynch U.S. High Yield Index	1.98%
	JPMorgan Global Government Bonds Unhedged Index	1.30%

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       3

Multi-Index 2060 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2060 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 66.50% Russell 3000 Index, 28.50% MSCI ACWI ex-USA Index, 4.00% Bloomberg Barclays U.S. Aggregate Bond Index, and 1.00% ICE Bank of America Merrill Lynch U.S. High Yield Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	58.9
Large blend	58.9
Unaffiliated investment companies/ Exchange-traded funds	37.4
Equity	31.3
Fixed income	6.1
Short-term investments	3.7

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-28-19 (%)

	Class R4[1,2]	Class R6[2]	Class 1[2]	Index 1	Index 2	Index 3
Inception	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16
Average annual total returns
1 year	0.99	1.19	1.05	4.68	3.17	1.70
Since inception	10.15	10.26	10.21	13.25	1.49	11.63
Cumulative returns
6 months	-2.61	-2.57	-2.63	-3.04	1.99	-2.87
Since inception	32.61	33.01	32.83	43.81	4.42	37.89

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R4	Class R6	Class 1
Gross (%)	2.22	1.87	1.91
Net (%)	0.62	0.36	0.41

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	Class R4 shares were first offered on 4-7-17. Returns prior to this date are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
2	For certain types of investors, as described in the portfolio's prospectuses.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       4

Multi-Index 2055 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2055 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 66.50% Russell 3000 Index, 28.50% MSCI ACWI ex-USA Index, 4.00% Bloomberg Barclays U.S. Aggregate Bond Index, and 1.00% ICE Bank of America Merrill Lynch U.S. High Yield Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	60.3
Large blend	60.3
Unaffiliated investment companies/ Exchange-traded funds	38.5
Equity	32.3
Fixed income	6.2
Short-term investments	1.2

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-28-19 (%)

	Class R4[1,2]	Class R6[2]	Class 1[2]	Index 1	Index 2	Index 3
Inception	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14
Average annual total returns
1-year	1.00	1.10	1.04	4.68	3.17	1.70
Since inception	7.12	7.28	7.23	10.72	2.41	7.86
Cumulative returns
6-months	-2.66	-2.56	-2.61	-3.04	1.99	-2.87
Since inception	40.35	41.42	41.12	65.25	12.48	45.24

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R4	Class R6	Class 1
Gross (%)	1.19	0.84	0.87
Net (%)	0.63	0.36	0.41

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	Class R4 shares were first offered on 3-26-14 and ceased operations between 6-15-16 and 4-7-17. Returns while Class R4 shares were not offered are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
2	For certain types of investors, as described in the portfolio's prospectuses.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       5

Multi-Index 2050 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2050 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 66.50% Russell 3000 Index, 28.50% MSCI ACWI ex-USA Index, 4.00% Bloomberg Barclays U.S. Aggregate Bond Index, and 1.00% ICE Bank of America Merrill Lynch U.S. High Yield Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	58.8
Large blend	58.8
Unaffiliated investment companies/ Exchange-traded funds	37.4
Equity	31.3
Fixed income	6.1
Short-term investments	3.8

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-28-19 (%)

	Class R4[1,2]	Class R6[2]	Class 1[2]	Index 1	Index 2	Index 3
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1-year	0.94	1.14	0.99	4.68	3.17	1.70
5-year	6.89	7.07	7.00	10.67	2.32	7.64
Since inception	7.53	7.71	7.64	11.18	2.45	8.13
Cumulative returns
6-months	-2.67	-2.56	-2.62	-3.04	1.99	-2.87
5-year	39.52	40.68	40.24	66.00	12.13	44.48
Since inception	47.06	48.35	47.87	75.56	13.75	51.49

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R4	Class R6	Class 1
Gross (%)	1.13	0.78	0.82
Net (%)	0.62	0.36	0.41

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	Class R4 shares were first offered on 11-7-13 and ceased operations between 6-15-16 and 4-7-17. Returns while Class R4 shares were not offered are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
2	For certain types of investors, as described in the portfolio's prospectuses.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       6

Multi-Index 2045 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2045 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 66.50% Russell 3000 Index, 28.50% MSCI ACWI ex-USA Index, 4.00% Bloomberg Barclays U.S. Aggregate Bond Index, and 1.00% ICE Bank of America Merrill Lynch U.S. High Yield Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns..

ASSET ALLOCATION (%)

Affiliated investment companies	58.0
Large blend	58.0
Unaffiliated investment companies/ Exchange-traded funds	36.6
Equity	30.7
Fixed income	5.9
Short-term investments	5.4

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-28-19 (%)

	Class R4[1,2]	Class R6[2]	Class 1[2]	Index 1	Index 2	Index 3
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1-year	0.93	1.04	1.06	4.68	3.17	1.33
5-year	6.84	7.01	6.96	10.67	2.32	7.67
Since inception	7.49	7.66	7.60	11.18	2.45	8.17
Cumulative returns
6-months	-2.63	-2.60	-2.58	-3.04	1.99	-3.33
5-year	39.24	40.33	39.99	66.00	12.13	44.69
Since inception	46.77	47.98	47.61	75.56	13.75	51.74

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R4	Class R6	Class 1
Gross (%)	1.08	0.73	0.76
Net (%)	0.63	0.36	0.41

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	Class R4 shares were first offered on 11-7-13 and ceased operations between 6-15-16 and 4-7-17. Returns while Class R4 shares were not offered are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
2	For certain types of investors, as described in the portfolio's prospectuses.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       7

Multi-Index 2040 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2040 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 65.10% Russell 3000 Index, 27.90% MSCI ACWI ex-USA Index, 5.60% Bloomberg Barclays U.S. Aggregate Bond Index, and 1.40% ICE Bank of America Merrill Lynch U.S. High Yield Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	58.7
Large blend	58.7
Unaffiliated investment companies/ Exchange-traded funds	39.9
Equity	31.7
Fixed income	8.2
Short-term investments	1.4

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-28-19 (%)

	Class R4[1,2]	Class R6[2]	Class 1[2]	Index 1	Index 2	Index 3
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1-year	1.05	1.07	1.11	4.68	3.17	1.74
5-year	6.89	7.03	7.00	10.67	2.32	7.64
Since inception	7.54	7.67	7.64	11.18	2.45	8.13
Cumulative returns
6-months	-2.51	-2.56	-2.45	-3.04	1.99	-2.81
5-year	39.56	40.46	40.23	66.00	12.13	44.48
Since inception	47.11	48.11	47.86	75.56	13.75	51.49

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R4	Class R6	Class 1
Gross (%)	1.07	0.72	0.75
Net (%)	0.63	0.36	0.41

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	Class R4 shares were first offered on 11-7-13 and ceased operations from 6-15-16 to 4-7-17. Returns while Class R4 shares were not offered are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
2	For certain types of investors, as described in the portfolio's prospectuses.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       8

Multi-Index 2035 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2035 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 60.20% Russell 3000 Index, 25.80% MSCI ACWI ex-USA Index, 11.20% Bloomberg Barclays U.S. Aggregate Bond Index, and 2.80% ICE Bank of America Merrill Lynch U.S. High Yield Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	51.5
Large blend	51.5
Unaffiliated investment companies/ Exchange-traded funds	42.6
Equity	28.0
Fixed income	14.6
Short-term investments	5.9

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-28-19 (%)

	Class R4[1,2]	Class R6[2]	Class 1[2]	Index 1	Index 2	Index 3
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1-year	1.11	1.31	1.26	4.68	3.17	1.90
5-year	6.58	6.74	6.68	10.67	2.32	7.39
Since inception	7.22	7.40	7.33	11.18	2.45	7.89
Cumulative returns
6-months	-2.28	-2.16	-2.22	-3.04	1.99	-2.45
5-year	37.55	38.57	38.14	66.00	12.13	42.81
Since inception	44.82	46.09	45.63	75.56	13.75	49.69

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R4	Class R6	Class 1
Gross (%)	1.06	0.71	0.75
Net (%)	0.62	0.36	0.41

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	Class R4 shares were first offered on 11-7-13 and ceased operations between 6-15-16 and 4-7-17. Returns while Class R4 shares were not offered are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
2	For certain types of investors, as described in the portfolio's prospectuses.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       9

Multi-Index 2030 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2030 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 53.90% Russell 3000 Index, 23.10% MSCI ACWI ex-USA Index, 18.40% Bloomberg Barclays U.S. Aggregate Bond Index, and 4.60% ICE Bank of America Merrill Lynch U.S. High Yield Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	46.2
Large blend	46.2
Unaffiliated investment companies/ Exchange-traded funds	49.0
Equity	25.3
Fixed income	23.7
Short-term investments	4.8

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-28-19 (%)

	Class R4[1,2]	Class R6[2]	Class 1[2]	Index 1	Index 2	Index 3
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1-year	1.54	1.65	1.59	4.68	3.17	2.13
5-year	6.19	6.37	6.30	10.67	2.32	7.01
Since inception	6.83	7.00	6.94	11.18	2.45	7.50
Cumulative returns
6-months	-1.62	-1.60	-1.57	-3.04	1.99	-1.94
5-year	35.03	36.16	35.75	66.00	12.13	40.33
Since inception	42.04	43.28	42.84	75.56	13.75	46.82

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the fee contractual waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R4	Class R6	Class 1
Gross (%)	1.05	0.70	0.74
Net (%)	0.63	0.37	0.42

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	Class R4 shares were first offered on 11-7-13 and ceased operations between 6-15-16 and 4-7-17. Returns while Class R4 shares were not offered are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
2	For certain types of investors, as described in the portfolio's prospectuses.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       10

Multi-Index 2025 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2025 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 45.50% Russell 3000 Index, 19.50% MSCI ACWI ex-USA Index, 28.00% Bloomberg Barclays U.S. Aggregate Bond Index, and 7.00% ICE Bank of America Merrill Lynch U.S. High Yield Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	38.1
Large blend	38.1
Unaffiliated investment companies/ Exchange-traded funds	55.0
Fixed income	34.3
Equity	20.7
Short-term investments	6.9

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-28-19 (%)

	Class R4[1,2]	Class R6[2]	Class 1[2]	Index 1	Index 2	Index 3
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1-year	1.89	2.08	2.02	4.68	3.17	2.40
5-year	5.71	5.85	5.82	10.67	2.32	6.49
Since inception	6.31	6.48	6.43	11.18	2.45	6.95
Cumulative returns
6-months	-1.03	-1.02	-0.99	-3.04	1.99	-1.28
5-year	31.97	32.90	32.71	66.00	12.13	36.96
Since inception	38.43	39.60	39.24	75.56	13.75	42.93

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R4	Class R6	Class 1
Gross (%)	1.07	0.72	0.76
Net (%)	0.65	0.39	0.44

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	Class R4 shares were first offered on 11-7-13 and ceased operations between 6-15-16 and 4-7-17. Returns while Class R4 shares were not offered are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
2	For certain types of investors, as described in the portfolio's prospectuses.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       11

Multi-Index 2020 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2020 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 37.80% Russell 3000 Index, 16.20% MSCI ACWI ex-USA Index, 36.80% Bloomberg Barclays U.S. Aggregate Bond Index, and 9.20% ICE Bank of America Merrill Lynch U.S. High Yield Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	29.2
Large blend	29.2
Unaffiliated investment companies/ Exchange-traded funds	58.7
Fixed income	42.6
Equity	16.1
Short-term investments	12.1

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-28-19 (%)

	Class R4[1,2]	Class R6[2]	Class 1[2]	Index 1	Index 2	Index 3
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1-year	2.35	2.44	2.49	4.68	3.17	2.63
5-year	5.11	5.28	5.23	10.67	2.32	5.90
Since inception	5.68	5.35	5.80	11.18	2.45	6.33
Cumulative returns
6-months	-0.32	-0.32	-0.28	-3.04	1.99	-0.69
5-year	28.27	29.32	29.01	66.00	12.13	33.20
Since inception	34.11	35.26	34.93	75.56	13.75	38.53

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R4	Class R6	Class 1
Gross (%)	1.12	0.77	0.80
Net (%)	0.65	0.38	0.43

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	Class R4 shares were first offered on 11-7-13 and ceased operations between 6-15-16 and 4-7-17. Returns while Class R4 shares were not offered are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
2	For certain types of investors, as described in the portfolio's prospectuses.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       12

Multi-Index 2015 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2015 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 31.50% Russell 3000 Index, 13.50% MSCI ACWI ex-USA Index, 44.00% Bloomberg Barclays U.S. Aggregate Bond Index, and 11.00% ICE Bank of America Merrill Lynch U.S. High Yield Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	26.6
Large blend	26.6
Unaffiliated investment companies/ Exchange-traded funds	70.5
Fixed income	56.0
Equity	14.5
Short-term investments	2.9

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-28-19 (%)

	Class R4[1,2]	Class R6[2]	Class 1[2]	Index 1	Index 2	Index 3
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1-year	2.74	2.93	2.87	4.68	3.17	2.81
5-year	4.58	4.73	4.68	10.67	2.32	5.37
Since inception	5.08	5.25	5.20	11.18	2.45	5.76
Cumulative returns
6-months	0.14	0.32	0.27	-3.04	1.99	-0.19
5-year	25.10	25.99	25.68	66.00	12.13	29.89
Since inception	30.14	31.25	30.91	75.56	13.75	34.65

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R4	Class R6	Class 1
Gross (%)	1.31	0.96	1.00
Net (%)	0.63	0.37	0.42

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	Class R4 shares were first offered on 11-7-13 and ceased operations between 6-15-16 and 4-7-17. Returns while Class R4 shares were not offered are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
2	For certain types of investors, as described in the portfolio's prospectuses.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       13

Multi-Index 2010 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2010 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 27.10% Russell 3000 Index, 11.60% MSCI ACWI ex-USA Index, 49.00% Bloomberg Barclays U.S. Aggregate Bond Index, and 12.30% ICE Bank of America Merrill Lynch U.S. High Yield Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	21.8
Large blend	21.8
Unaffiliated investment companies/ Exchange-traded funds	74.1
Fixed income	61.8
Equity	12.3
Short-term investments	4.1

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-28-19 (%)

	Class R4[1,2]	Class R6[2]	Class 1[2]	Index 1	Index 2	Index 3
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1-year	2.86	3.15	3.00	4.68	3.17	2.92
5-year	4.22	4.41	4.34	10.67	2.32	5.02
Since inception	4.70	4.89	4.82	11.18	2.45	5.38
Cumulative returns
6-months	0.58	0.67	0.62	-3.04	1.99	0.13
5-year	22.98	24.08	23.67	66.00	12.13	27.77
Since inception	27.67	28.85	28.42	75.56	13.75	32.08

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R4	Class R6	Class 1
Gross (%)	1.45	1.10	1.14
Net (%)	0.61	0.35	0.40

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	Class R4 shares were first offered on 11-7-13 and ceased operations between 6-15-16 and 4-7-17. Returns while Class R4 shares were not offered are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
2	For certain types of investors, as described in the portfolio's prospectuses.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       14

Your expenses
As a shareholder of a John Hancock Funds II Multi-Index Lifetime Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchases or redemptions, and (2) ongoing costs, including management fees, distribution and service (Rule 12b-1) fees, and other portfolio expenses. In addition to the operating expenses which each portfolio bears directly, each portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which each portfolio invests. Because underlying funds have varied operating expenses and transaction costs, and a portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.
These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (September 1, 2018 through February 28, 2019).
Actual expenses:
The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period ended” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes:
The second line of each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. See the portfolios’ prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2018	Ending value on 2-28-2019	Expenses paid during period ended 2-28-2019[1]	Annualized expense ratio[2]
Multi-Index 2060 Lifetime Portfolio
Class R4	Actual expenses/actual returns	$1,000.00	$ 973.90	$0.78	0.16%
	Hypothetical example	1,000.00	1,024.00	0.80	0.16%
Class R6	Actual expenses/actual returns	1,000.00	974.30	0.00	0.00%
	Hypothetical example	1,000.00	1,024.80	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	973.70	0.24	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%
Multi-Index 2055 Lifetime Portfolio
Class R4	Actual expenses/actual returns	$1,000.00	$ 973.40	$0.78	0.16%
	Hypothetical example	1,000.00	1,024.00	0.80	0.16%
Class R6	Actual expenses/actual returns	1,000.00	974.40	0.00	0.00%
	Hypothetical example	1,000.00	1,024.80	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	973.90	0.24	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	15

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

		Account value on 9-1-2018	Ending value on 2-28-2019	Expenses paid during period ended 2-28-2019[1]	Annualized expense ratio[2]
Multi-Index 2050 Lifetime Portfolio
Class R4	Actual expenses/actual returns	$1,000.00	$ 973.30	$0.78	0.16%
	Hypothetical example	1,000.00	1,024.00	0.80	0.16%
Class R6	Actual expenses/actual returns	1,000.00	974.40	0.00	0.00%
	Hypothetical example	1,000.00	1,024.80	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	973.80	0.24	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%
Multi-Index 2045 Lifetime Portfolio
Class R4	Actual expenses/actual returns	$1,000.00	$ 973.70	$0.78	0.16%
	Hypothetical example	1,000.00	1,024.00	0.80	0.16%
Class R6	Actual expenses/actual returns	1,000.00	974.00	0.00	0.00%
	Hypothetical example	1,000.00	1,024.80	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	974.20	0.24	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%
Multi-Index 2040 Lifetime Portfolio
Class R4	Actual expenses/actual returns	$1,000.00	$ 974.90	$0.78	0.16%
	Hypothetical example	1,000.00	1,024.00	0.80	0.16%
Class R6	Actual expenses/actual returns	1,000.00	974.40	0.00	0.00%
	Hypothetical example	1,000.00	1,024.80	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	975.50	0.24	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%
Multi-Index 2035 Lifetime Portfolio
Class R4	Actual expenses/actual returns	$1,000.00	$ 977.20	$0.88	0.18%
	Hypothetical example	1,000.00	1,023.90	0.90	0.18%
Class R6	Actual expenses/actual returns	1,000.00	978.40	0.05	0.01%
	Hypothetical example	1,000.00	1,024.70	0.05	0.01%
Class 1	Actual expenses/actual returns	1,000.00	977.80	0.29	0.06%
	Hypothetical example	1,000.00	1,024.50	0.30	0.06%
Multi-Index 2030 Lifetime Portfolio
Class R4	Actual expenses/actual returns	$1,000.00	$ 983.80	$1.03	0.21%
	Hypothetical example	1,000.00	1,023.80	1.05	0.21%
Class R6	Actual expenses/actual returns	1,000.00	984.00	0.25	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%
Class 1	Actual expenses/actual returns	1,000.00	984.30	0.49	0.10%
	Hypothetical example	1,000.00	1,024.30	0.50	0.10%
Multi-Index 2025 Lifetime Portfolio
Class R4	Actual expenses/actual returns	$1,000.00	$ 989.70	$1.23	0.25%
	Hypothetical example	1,000.00	1,023.60	1.25	0.25%
Class R6	Actual expenses/actual returns	1,000.00	989.80	0.39	0.08%
	Hypothetical example	1,000.00	1,024.40	0.40	0.08%
Class 1	Actual expenses/actual returns	1,000.00	990.10	0.64	0.13%
	Hypothetical example	1,000.00	1,024.10	0.65	0.13%
Multi-Index 2020 Lifetime Portfolio
Class R4	Actual expenses/actual returns	$1,000.00	$ 996.80	$1.29	0.26%
	Hypothetical example	1,000.00	1,023.50	1.30	0.26%
Class R6	Actual expenses/actual returns	1,000.00	996.80	0.50	0.10%
	Hypothetical example	1,000.00	1,024.30	0.50	0.10%
Class 1	Actual expenses/actual returns	1,000.00	997.20	0.74	0.15%
	Hypothetical example	1,000.00	1,024.10	0.75	0.15%
16	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

		Account value on 9-1-2018	Ending value on 2-28-2019	Expenses paid during period ended 2-28-2019[1]	Annualized expense ratio[2]
Multi-Index 2015 Lifetime Portfolio
Class R4	Actual expenses/actual returns	$1,000.00	$1,001.40	$1.34	0.27%
	Hypothetical example	1,000.00	1,023.50	1.35	0.27%
Class R6	Actual expenses/actual returns	1,000.00	1,003.20	0.50	0.10%
	Hypothetical example	1,000.00	1,024.30	0.50	0.10%
Class 1	Actual expenses/actual returns	1,000.00	1,002.70	0.74	0.15%
	Hypothetical example	1,000.00	1,024.10	0.75	0.15%
Multi-Index 2010 Lifetime Portfolio
Class R4	Actual expenses/actual returns	$1,000.00	$1,005.80	$1.34	0.27%
	Hypothetical example	1,000.00	1,023.50	1.35	0.27%
Class R6	Actual expenses/actual returns	1,000.00	1,006.70	0.55	0.11%
	Hypothetical example	1,000.00	1,024.20	0.55	0.11%
Class 1	Actual expenses/actual returns	1,000.00	1,006.20	0.80	0.16%
	Hypothetical example	1,000.00	1,024.00	0.80	0.16%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
[2]	Ratios do not include expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the portfolios.
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	17

Portfolios' investments
MULTI-INDEX 2060 LIFETIME PORTFOLIO

As of 2-28-19 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 61.2%
Equity - 61.2%
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	1,194,601	$13,045,038

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $14,692,823)		$13,045,038
UNAFFILIATED INVESTMENT COMPANIES - 38.8%
Exchange-traded funds - 38.8%
Financial Select Sector SPDR Fund	13,846	367,196
Invesco Senior Loan ETF (D)	3,789	86,389
iShares Edge MSCI Min Vol USA ETF	19,033	1,094,017
iShares Global Infrastructure ETF	1,415	62,076
iShares JP Morgan USD Emerging Markets Bond ETF	996	108,435
iShares TIPS Bond ETF	244	27,055
SPDR Bloomberg Barclays High Yield Bond ETF (D)	1,105	39,437
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	1,262	34,289
Vanguard Dividend Appreciation ETF	6,683	727,846
Vanguard Energy ETF	3,255	286,473
Vanguard FTSE All World ex-US Small-Cap ETF	3,906	405,716
Vanguard FTSE Developed Markets ETF (D)	12,896	526,157
Vanguard FTSE Emerging Markets ETF	19,515	812,214
Vanguard Global ex-U.S. Real Estate ETF	1,081	61,552
Vanguard Health Care ETF	1,496	258,688
Vanguard Information Technology ETF	1,145	221,397
Vanguard Intermediate-Term Corporate Bond ETF	3,606	306,654
Vanguard Materials ETF	992	122,264
Vanguard Mid-Cap ETF	7,976	1,269,379
Vanguard Real Estate ETF	2,221	186,542
Vanguard S&P 500 ETF	138	35,338
Vanguard Short-Term Bond ETF	2,818	222,537
Vanguard Short-Term Corporate Bond ETF	2,184	172,558
Vanguard Short-Term Inflation-Protected Securities ETF	1,123	54,207
Vanguard Small-Cap ETF	3,219	497,690
Vanguard Total Bond Market ETF	3,094	246,963
Xtrackers USD High Yield Corporate Bond ETF	820	40,516
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $8,009,478)		$8,273,585

SECURITIES LENDING COLLATERAL - 3.0%
John Hancock Collateral Trust, 2.5250% (E)(F)	64,025	640,702

TOTAL SECURITIES LENDING COLLATERAL (Cost $640,684)		$640,702
SHORT-TERM INVESTMENTS - 0.8%
Money market funds - 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3457% (E)	175,908	175,908
MULTI-INDEX 2060 LIFETIME PORTFOLIO (continued)

Shares or Principal Amount	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $175,908)	$175,908
Total investments (Cost $23,518,893) - 103.8%	$22,135,233
Other assets and liabilities, net - (3.8%)	(820,425)
TOTAL NET ASSETS - 100.0%	$21,314,808
MULTI-INDEX 2055 LIFETIME PORTFOLIO

As of 2-28-19 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 61.2%
Equity - 61.2%
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	4,174,676	$45,587,459

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $50,697,882)		$45,587,459
UNAFFILIATED INVESTMENT COMPANIES - 39.1%
Exchange-traded funds - 39.1%
Financial Select Sector SPDR Fund	48,701	1,291,551
Invesco Senior Loan ETF (D)	13,326	303,833
iShares Edge MSCI Min Vol USA ETF	66,942	3,847,826
iShares Global Infrastructure ETF	4,977	218,341
iShares JP Morgan USD Emerging Markets Bond ETF	3,504	381,480
iShares TIPS Bond ETF	860	95,357
SPDR Bloomberg Barclays High Yield Bond ETF (D)	3,889	138,798
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	4,439	120,608
Vanguard Dividend Appreciation ETF	23,506	2,560,038
Vanguard Energy ETF	11,450	1,007,715
Vanguard FTSE All World ex-US Small-Cap ETF	13,740	1,427,174
Vanguard FTSE Developed Markets ETF	45,360	1,850,688
Vanguard FTSE Emerging Markets ETF	68,635	2,856,589
Vanguard Global ex-U.S. Real Estate ETF	3,803	216,543
Vanguard Health Care ETF	5,262	909,905
Vanguard Information Technology ETF	4,030	779,241
Vanguard Intermediate-Term Corporate Bond ETF	12,684	1,078,647
Vanguard Materials ETF	3,488	429,896
Vanguard Mid-Cap ETF	28,054	4,464,794
Vanguard Real Estate ETF	7,813	656,214
Vanguard S&P 500 ETF	486	124,450
Vanguard Short-Term Bond ETF	9,912	782,751
Vanguard Short-Term Corporate Bond ETF	7,682	606,955
Vanguard Short-Term Inflation-Protected Securities ETF	3,953	190,811
Vanguard Small-Cap ETF	11,324	1,750,804
Vanguard Total Bond Market ETF	10,882	868,601
Xtrackers USD High Yield Corporate Bond ETF	2,887	142,645
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $26,379,940)		$29,102,255
18	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTI-INDEX 2055 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

SECURITIES LENDING COLLATERAL - 0.6%
John Hancock Collateral Trust, 2.5250% (E)(F)	43,339	$433,701

TOTAL SECURITIES LENDING COLLATERAL (Cost $433,613)		$433,701
SHORT-TERM INVESTMENTS - 0.6%
Money market funds - 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3457% (E)	459,174	459,174

TOTAL SHORT-TERM INVESTMENTS (Cost $459,174)		$459,174
Total investments (Cost $77,970,609) - 101.5%		$75,582,589
Other assets and liabilities, net - (1.5%)		(1,119,499)
TOTAL NET ASSETS - 100.0%		$74,463,090
MULTI-INDEX 2050 LIFETIME PORTFOLIO

As of 2-28-19 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 61.3%
Equity - 61.3%
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	6,173,164	$67,410,955

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $75,394,932)		$67,410,955
UNAFFILIATED INVESTMENT COMPANIES - 38.9%
Exchange-traded funds - 38.9%
Financial Select Sector SPDR Fund	71,704	1,901,590
Invesco Senior Loan ETF (D)	19,631	447,587
iShares Edge MSCI Min Vol USA ETF	98,558	5,665,114
iShares Global Infrastructure ETF	7,339	321,962
iShares JP Morgan USD Emerging Markets Bond ETF	5,159	561,660
iShares TIPS Bond ETF	1,267	140,485
SPDR Bloomberg Barclays High Yield Bond ETF (D)	5,729	204,468
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	6,536	177,583
Vanguard Dividend Appreciation ETF	34,608	3,769,157
Vanguard Energy ETF	16,881	1,485,697
Vanguard FTSE All World ex-US Small-Cap ETF	20,230	2,101,290
Vanguard FTSE Developed Markets ETF (D)	66,799	2,725,399
Vanguard FTSE Emerging Markets ETF	101,062	4,206,200
Vanguard Global ex-U.S. Real Estate ETF	5,607	319,263
Vanguard Health Care ETF	7,747	1,339,611
Vanguard Information Technology ETF	5,934	1,147,398
Vanguard Intermediate-Term Corporate Bond ETF	18,661	1,586,931
Vanguard Materials ETF	5,145	634,121
Vanguard Mid-Cap ETF	41,304	6,573,532
Vanguard Real Estate ETF	11,519	967,481
Vanguard S&P 500 ETF	715	183,090
Vanguard Short-Term Bond ETF	14,594	1,152,488
Vanguard Short-Term Corporate Bond ETF	11,327	894,946
MULTI-INDEX 2050 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Exchange-traded funds - (continued)
Vanguard Short-Term Inflation-Protected Securities ETF	5,820	$280,931
Vanguard Small-Cap ETF	16,673	2,577,813
Vanguard Total Bond Market ETF	16,021	1,278,796
Xtrackers USD High Yield Corporate Bond ETF	4,250	209,994
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $39,032,753)		$42,854,587

SECURITIES LENDING COLLATERAL - 3.0%
John Hancock Collateral Trust, 2.5250% (E)(F)	335,793	3,360,311

TOTAL SECURITIES LENDING COLLATERAL (Cost $3,360,163)		$3,360,311
SHORT-TERM INVESTMENTS - 0.9%
Money market funds - 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3457% (E)	950,328	950,328

TOTAL SHORT-TERM INVESTMENTS (Cost $950,328)		$950,328
Total investments (Cost $118,738,176) - 104.1%		$114,576,181
Other assets and liabilities, net - (4.1%)		(4,490,987)
TOTAL NET ASSETS - 100.0%		$110,085,194
MULTI-INDEX 2045 LIFETIME PORTFOLIO

As of 2-28-19 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 61.2%
Equity - 61.2%
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	8,771,731	$95,787,306

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $107,507,680)		$95,787,306
UNAFFILIATED INVESTMENT COMPANIES - 38.8%
Exchange-traded funds - 38.8%
Financial Select Sector SPDR Fund	101,406	2,689,287
Invesco Senior Loan ETF (D)	27,763	632,996
iShares Edge MSCI Min Vol USA ETF (D)	139,382	8,011,677
iShares Global Infrastructure ETF	10,386	455,634
iShares JP Morgan USD Emerging Markets Bond ETF	7,296	794,316
iShares TIPS Bond ETF	1,793	198,808
SPDR Bloomberg Barclays High Yield Bond ETF (D)	8,094	288,875
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	9,238	250,996
Vanguard Dividend Appreciation ETF	48,944	5,330,491
Vanguard Energy ETF	23,889	2,102,471
Vanguard FTSE All World ex-US Small-Cap ETF	28,610	2,971,721
Vanguard FTSE Developed Markets ETF	94,473	3,854,498
Vanguard FTSE Emerging Markets ETF	142,925	5,948,539
Vanguard Global ex-U.S. Real Estate ETF	7,936	451,876
Vanguard Health Care ETF	10,957	1,894,684
Vanguard Information Technology ETF	8,392	1,622,677
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	19

MULTI-INDEX 2045 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Exchange-traded funds - (continued)
Vanguard Intermediate-Term Corporate Bond ETF	26,392	$2,244,376
Vanguard Materials ETF	7,280	897,260
Vanguard Mid-Cap ETF	58,416	9,296,905
Vanguard Real Estate ETF	16,299	1,368,953
Vanguard S&P 500 ETF	1,010	258,631
Vanguard Short-Term Bond ETF	20,639	1,629,862
Vanguard Short-Term Corporate Bond ETF	16,019	1,265,661
Vanguard Short-Term Inflation-Protected Securities ETF	8,237	397,600
Vanguard Small-Cap ETF	23,580	3,645,704
Vanguard Total Bond Market ETF	22,658	1,808,562
Xtrackers USD High Yield Corporate Bond ETF	6,011	297,003
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $55,045,452)		$60,610,063

SECURITIES LENDING COLLATERAL - 4.9%
John Hancock Collateral Trust, 2.5250% (E)(F)	756,575	7,571,119

TOTAL SECURITIES LENDING COLLATERAL (Cost $7,570,859)		$7,571,119
SHORT-TERM INVESTMENTS - 0.8%
Money market funds - 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3457% (E)	1,308,754	1,308,754

TOTAL SHORT-TERM INVESTMENTS (Cost $1,308,754)		$1,308,754
Total investments (Cost $171,432,745) - 105.7%		$165,277,242
Other assets and liabilities, net - (5.7%)		(8,905,934)
TOTAL NET ASSETS - 100.0%		$156,371,308
MULTI-INDEX 2040 LIFETIME PORTFOLIO

As of 2-28-19 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 59.6%
Equity - 59.6%
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	9,868,355	$107,762,433

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $120,296,914)		$107,762,433
UNAFFILIATED INVESTMENT COMPANIES - 40.5%
Exchange-traded funds - 40.5%
Financial Select Sector SPDR Fund	116,158	3,080,510
Invesco Senior Loan ETF (D)	36,337	828,484
iShares Edge MSCI Min Vol USA ETF	159,666	9,177,602
iShares Global Infrastructure ETF (D)	11,916	522,755
iShares JP Morgan USD Emerging Markets Bond ETF	11,335	1,234,041
iShares TIPS Bond ETF	2,449	271,545
SPDR Bloomberg Barclays High Yield Bond ETF (D)	11,960	426,852
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	12,491	339,380
MULTI-INDEX 2040 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Exchange-traded funds - (continued)
Vanguard Dividend Appreciation ETF	56,064	$6,105,930
Vanguard Energy ETF	27,409	2,412,266
Vanguard FTSE All World ex-US Small-Cap ETF	32,772	3,404,028
Vanguard FTSE Developed Markets ETF	108,183	4,413,866
Vanguard FTSE Emerging Markets ETF	163,756	6,815,525
Vanguard Global ex-U.S. Real Estate ETF	9,104	518,382
Vanguard Health Care ETF	12,310	2,128,645
Vanguard Information Technology ETF	9,412	1,819,904
Vanguard Intermediate-Term Corporate Bond ETF	38,972	3,314,179
Vanguard Materials ETF	8,353	1,029,507
Vanguard Mid-Cap ETF	66,913	10,649,204
Vanguard Real Estate ETF	18,703	1,570,865
Vanguard S&P 500 ETF	1,479	378,728
Vanguard Short-Term Bond ETF	38,809	3,064,747
Vanguard Short-Term Corporate Bond ETF	24,410	1,928,634
Vanguard Short-Term Inflation-Protected Securities ETF	11,252	543,134
Vanguard Small-Cap ETF	27,011	4,176,171
Vanguard Total Bond Market ETF	33,421	2,667,664
Xtrackers USD High Yield Corporate Bond ETF	7,392	365,239
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $66,182,327)		$73,187,787

SECURITIES LENDING COLLATERAL - 1.0%
John Hancock Collateral Trust, 2.5250% (E)(F)	176,704	1,768,296

TOTAL SECURITIES LENDING COLLATERAL (Cost $1,767,809)		$1,768,296
SHORT-TERM INVESTMENTS - 0.4%
Money market funds - 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3457% (E)	852,912	852,912

TOTAL SHORT-TERM INVESTMENTS (Cost $852,912)		$852,912
Total investments (Cost $189,099,962) - 101.5%		$183,571,428
Other assets and liabilities, net - (1.5%)		(2,718,265)
TOTAL NET ASSETS - 100.0%		$180,853,163
MULTI-INDEX 2035 LIFETIME PORTFOLIO

As of 2-28-19 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 54.8%
Equity - 54.8%
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	10,751,013	$117,401,066

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $130,841,009)		$117,401,066
UNAFFILIATED INVESTMENT COMPANIES - 45.4%
Exchange-traded funds - 45.4%
Financial Select Sector SPDR Fund (D)	130,281	3,455,052
Invesco Senior Loan ETF (D)	123,408	2,813,702
20	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTI-INDEX 2035 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Exchange-traded funds - (continued)
iShares Edge MSCI Min Vol USA ETF	182,044	$10,463,889
iShares Global Infrastructure ETF	13,295	583,252
iShares JP Morgan USD Emerging Markets Bond ETF	28,002	3,048,578
iShares TIPS Bond ETF	6,804	754,428
SPDR Bloomberg Barclays High Yield Bond ETF (D)	39,756	1,418,892
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	38,223	1,038,519
Vanguard Dividend Appreciation ETF	64,190	6,990,933
Vanguard Energy ETF	30,582	2,691,522
Vanguard FTSE All World ex-US Small-Cap ETF	35,683	3,706,393
Vanguard FTSE Developed Markets ETF	116,822	4,766,338
Vanguard FTSE Emerging Markets ETF	167,619	6,976,303
Vanguard Global ex-U.S. Real Estate ETF	10,157	578,340
Vanguard Health Care ETF	12,666	2,190,205
Vanguard Information Technology ETF	9,693	1,874,238
Vanguard Intermediate-Term Corporate Bond ETF	82,918	7,051,347
Vanguard Materials ETF	9,413	1,160,152
Vanguard Mid-Cap ETF	73,538	11,703,571
Vanguard Real Estate ETF	20,868	1,752,703
Vanguard S&P 500 ETF	2,709	693,694
Vanguard Short-Term Bond ETF (D)	66,264	5,232,868
Vanguard Short-Term Corporate Bond ETF	49,116	3,880,655
Vanguard Short-Term Inflation-Protected Securities ETF	31,269	1,509,355
Vanguard Small-Cap ETF	28,197	4,359,538
Vanguard Total Bond Market ETF	71,020	5,668,816
Xtrackers USD High Yield Corporate Bond ETF	20,333	1,004,654
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $89,227,156)		$97,367,937

SECURITIES LENDING COLLATERAL - 6.0%
John Hancock Collateral Trust, 2.5250% (E)(F)	1,294,294	12,952,128

TOTAL SECURITIES LENDING COLLATERAL (Cost $12,951,262)		$12,952,128
SHORT-TERM INVESTMENTS - 0.2%
Money market funds - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3457% (E)	457,890	457,890

TOTAL SHORT-TERM INVESTMENTS (Cost $457,890)		$457,890
Total investments (Cost $233,477,317) - 106.4%		$228,179,021
Other assets and liabilities, net - (6.4%)		(13,791,379)
TOTAL NET ASSETS - 100.0%		$214,387,642
MULTI-INDEX 2030 LIFETIME PORTFOLIO

As of 2-28-19 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 48.6%
Equity - 48.6%
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	10,263,322	$112,075,474

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $124,197,677)		$112,075,474
UNAFFILIATED INVESTMENT COMPANIES - 51.6%
Exchange-traded funds - 51.6%
Financial Select Sector SPDR Fund (D)	127,869	3,391,086
Invesco Senior Loan ETF (D)	207,519	4,731,433
iShares Edge MSCI Min Vol USA ETF	195,356	11,229,063
iShares Global Infrastructure ETF (D)	13,084	573,995
iShares JP Morgan USD Emerging Markets Bond ETF	44,552	4,850,376
iShares TIPS Bond ETF	13,541	1,501,426
SPDR Bloomberg Barclays High Yield Bond ETF (D)	82,844	2,956,702
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	72,284	1,963,956
Vanguard Dividend Appreciation ETF	68,692	7,481,246
Vanguard Energy ETF	30,163	2,654,646
Vanguard FTSE All World ex-US Small-Cap ETF	33,358	3,464,895
Vanguard FTSE Developed Markets ETF	114,302	4,663,522
Vanguard FTSE Emerging Markets ETF	135,632	5,645,004
Vanguard Global ex-U.S. Real Estate ETF	9,961	567,179
Vanguard Health Care ETF	11,356	1,963,680
Vanguard Information Technology ETF	9,459	1,828,992
Vanguard Intermediate-Term Corporate Bond ETF	145,085	12,338,031
Vanguard Materials ETF	9,268	1,142,281
Vanguard Mid-Cap ETF	68,480	10,898,592
Vanguard Real Estate ETF	20,471	1,719,359
Vanguard S&P 500 ETF	4,118	1,054,496
Vanguard Short-Term Bond ETF	101,324	8,001,556
Vanguard Short-Term Corporate Bond ETF	81,738	6,458,119
Vanguard Short-Term Inflation-Protected Securities ETF	62,288	3,006,642
Vanguard Small-Cap ETF	20,651	3,192,851
Vanguard Total Bond Market ETF	124,742	9,956,906
Xtrackers USD High Yield Corporate Bond ETF	32,979	1,629,492
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $110,558,815)		$118,865,526

SECURITIES LENDING COLLATERAL - 4.9%
John Hancock Collateral Trust, 2.5250% (E)(F)	1,134,990	11,357,960

TOTAL SECURITIES LENDING COLLATERAL (Cost $11,355,689)		$11,357,960
SHORT-TERM INVESTMENTS - 0.1%
Money market funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3457% (E)	192,455	192,455
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	21

MULTI-INDEX 2030 LIFETIME PORTFOLIO (continued)

Shares or Principal Amount	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $192,455)	$192,455
Total investments (Cost $246,304,636) - 105.2%	$242,491,415
Other assets and liabilities, net - (5.2%)	(12,000,026)
TOTAL NET ASSETS - 100.0%	$230,491,389
MULTI-INDEX 2025 LIFETIME PORTFOLIO

As of 2-28-19 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 41.0%
Equity - 41.0%
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	7,868,868	$85,928,042

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $94,838,641)		$85,928,042
UNAFFILIATED INVESTMENT COMPANIES - 59.1%
Exchange-traded funds - 59.1%
Financial Select Sector SPDR Fund	101,434	2,690,030
Invesco Senior Loan ETF (D)	351,487	8,013,904
iShares Edge MSCI Min Vol USA ETF	169,793	9,759,702
iShares Global Infrastructure ETF (D)	10,406	456,511
iShares JP Morgan USD Emerging Markets Bond ETF	54,188	5,899,448
iShares TIPS Bond ETF	19,604	2,173,692
SPDR Bloomberg Barclays High Yield Bond ETF (D)	118,348	4,223,840
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	102,795	2,792,940
Vanguard Dividend Appreciation ETF	59,618	6,492,996
Vanguard Energy ETF	23,678	2,083,901
Vanguard FTSE All World ex-US Small-Cap ETF	23,093	2,398,670
Vanguard FTSE Developed Markets ETF (D)	69,520	2,836,416
Vanguard FTSE Emerging Markets ETF	80,336	3,343,584
Vanguard Global ex-U.S. Real Estate ETF	7,920	450,965
Vanguard Health Care ETF	8,501	1,469,993
Vanguard Information Technology ETF	7,010	1,355,454
Vanguard Intermediate-Term Corporate Bond ETF	197,064	16,758,319
Vanguard Materials ETF	7,292	898,739
Vanguard Mid-Cap ETF	50,277	8,001,585
Vanguard Real Estate ETF	16,026	1,346,024
Vanguard S&P 500 ETF	2,191	561,049
Vanguard Short-Term Bond ETF	109,845	8,674,460
Vanguard Short-Term Corporate Bond ETF	107,654	8,505,743
Vanguard Short-Term Inflation-Protected Securities ETF	90,162	4,352,120
Vanguard Small-Cap ETF	15,805	2,443,611
Vanguard Total Bond Market ETF	169,809	13,554,154
Xtrackers USD High Yield Corporate Bond ETF	46,446	2,294,897
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $117,124,826)		$123,832,747
MULTI-INDEX 2025 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

SECURITIES LENDING COLLATERAL - 7.4%
John Hancock Collateral Trust, 2.5250% (E)(F)	1,556,540	$15,576,453

TOTAL SECURITIES LENDING COLLATERAL (Cost $15,574,043)		$15,576,453
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3457% (E)	1,028	1,028

TOTAL SHORT-TERM INVESTMENTS (Cost $1,028)		$1,028
Total investments (Cost $227,538,538) - 107.5%		$225,338,270
Other assets and liabilities, net - (7.5%)		(15,720,308)
TOTAL NET ASSETS - 100.0%		$209,617,962
MULTI-INDEX 2020 LIFETIME PORTFOLIO

As of 2-28-19 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 33.2%
Equity - 33.2%
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	4,178,080	$45,624,636

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $50,023,901)		$45,624,636
UNAFFILIATED INVESTMENT COMPANIES - 66.8%
Exchange-traded funds - 66.8%
Financial Select Sector SPDR Fund	51,050	1,353,846
Invesco Senior Loan ETF (D)	293,077	6,682,156
iShares Edge MSCI Min Vol USA ETF	115,248	6,624,455
iShares Global Infrastructure ETF	5,975	262,123
iShares JP Morgan USD Emerging Markets Bond ETF	43,375	4,722,236
iShares TIPS Bond ETF	16,867	1,870,213
SPDR Bloomberg Barclays High Yield Bond ETF (D)	100,977	3,603,869
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	87,597	2,380,010
Vanguard Dividend Appreciation ETF	40,483	4,409,004
Vanguard Energy ETF (D)	13,680	1,203,977
Vanguard FTSE All World ex-US Small-Cap ETF	10,956	1,138,000
Vanguard FTSE Developed Markets ETF	26,624	1,086,259
Vanguard FTSE Emerging Markets ETF	28,360	1,180,343
Vanguard Global ex-U.S. Real Estate ETF	4,546	258,849
Vanguard Health Care ETF (D)	3,485	602,626
Vanguard Information Technology ETF	3,613	698,610
Vanguard Intermediate-Term Bond ETF (D)	10,144	834,953
Vanguard Intermediate-Term Corporate Bond ETF	172,468	14,666,677
Vanguard Materials ETF (D)	4,169	513,829
Vanguard Mid-Cap ETF	24,077	3,831,855
Vanguard Real Estate ETF	9,337	784,215
Vanguard S&P 500 ETF	27	6,914
Vanguard Short-Term Bond ETF (D)	83,568	6,599,365
22	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTI-INDEX 2020 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Exchange-traded funds - (continued)
Vanguard Short-Term Corporate Bond ETF	95,995	$7,584,565
Vanguard Short-Term Inflation-Protected Securities ETF	77,476	3,739,767
Vanguard Small-Cap ETF	7,763	1,200,237
Vanguard Total Bond Market ETF	148,636	11,864,126
Xtrackers USD High Yield Corporate Bond ETF	39,581	1,955,697
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $87,952,918)		$91,658,776

SECURITIES LENDING COLLATERAL - 13.6%
John Hancock Collateral Trust, 2.5250% (E)(F)	1,876,953	18,782,861

TOTAL SECURITIES LENDING COLLATERAL (Cost $18,779,588)		$18,782,861
SHORT-TERM INVESTMENTS - 0.1%
Money market funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3457% (E)	109,195	109,195

TOTAL SHORT-TERM INVESTMENTS (Cost $109,195)		$109,195
Total investments (Cost $156,865,602) - 113.7%		$156,175,468
Other assets and liabilities, net - (13.7%)		(18,861,685)
TOTAL NET ASSETS - 100.0%		$137,313,783
MULTI-INDEX 2015 LIFETIME PORTFOLIO

As of 2-28-19 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 27.4%
Equity - 27.4%
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	1,067,350	$11,655,457

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $12,559,510)		$11,655,457
UNAFFILIATED INVESTMENT COMPANIES - 72.8%
Exchange-traded funds - 72.8%
Financial Select Sector SPDR Fund	6,183	163,973
Invesco Senior Loan ETF	103,298	2,355,194
iShares Edge MSCI Min Vol USA ETF	36,154	2,078,132
iShares Global Infrastructure ETF	1,641	71,991
iShares JP Morgan USD Emerging Markets Bond ETF	15,222	1,657,219
iShares TIPS Bond ETF	6,067	672,709
SPDR Bloomberg Barclays High Yield Bond ETF (D)	35,723	1,274,954
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	31,046	843,520
Vanguard Dividend Appreciation ETF	12,709	1,384,137
Vanguard Energy ETF	3,768	331,622
Vanguard FTSE Developed Markets ETF	5,010	204,408
Vanguard FTSE Emerging Markets ETF	6,250	260,125
Vanguard Global ex-U.S. Real Estate ETF	1,251	71,232
Vanguard Health Care ETF	603	104,271
Vanguard Information Technology ETF	648	125,297
MULTI-INDEX 2015 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Exchange-traded funds - (continued)
Vanguard Intermediate-Term Bond ETF	9,481	$780,381
Vanguard Intermediate-Term Corporate Bond ETF	65,955	5,608,812
Vanguard Materials ETF	1,148	141,491
Vanguard Mid-Cap ETF	5,936	944,714
Vanguard Real Estate ETF	2,572	216,022
Vanguard S&P 500 ETF	8	2,049
Vanguard Short-Term Bond ETF	23,369	1,845,450
Vanguard Short-Term Corporate Bond ETF	37,493	2,962,322
Vanguard Short-Term Inflation-Protected Securities ETF	27,894	1,346,443
Vanguard Small-Cap ETF	1,632	252,324
Vanguard Total Bond Market ETF	56,690	4,524,996
Xtrackers USD High Yield Corporate Bond ETF	14,021	692,778
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $29,768,658)		$30,916,566

SECURITIES LENDING COLLATERAL - 3.0%
John Hancock Collateral Trust, 2.5250% (E)(F)	128,664	1,287,549

TOTAL SECURITIES LENDING COLLATERAL (Cost $1,287,022)		$1,287,549
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3457% (E)	1,028	1,028

TOTAL SHORT-TERM INVESTMENTS (Cost $1,028)		$1,028
Total investments (Cost $43,616,218) - 103.2%		$43,860,600
Other assets and liabilities, net - (3.2%)		(1,374,295)
TOTAL NET ASSETS - 100.0%		$42,486,305
MULTI-INDEX 2010 LIFETIME PORTFOLIO

As of 2-28-19 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 22.9%
Equity - 22.9%
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	534,617	$5,838,019

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $6,388,767)		$5,838,019
UNAFFILIATED INVESTMENT COMPANIES - 77.9%
Exchange-traded funds - 77.9%
Invesco Senior Loan ETF (D)	63,529	1,448,461
iShares Edge MSCI Min Vol USA ETF	22,038	1,266,744
iShares Global Infrastructure ETF	917	40,229
iShares JP Morgan USD Emerging Markets Bond ETF	9,957	1,084,019
iShares TIPS Bond ETF	4,061	450,284
SPDR Bloomberg Barclays High Yield Bond ETF (D)	23,680	845,139
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	20,568	558,833
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	23

MULTI-INDEX 2010 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Exchange-traded funds - (continued)
Vanguard Dividend Appreciation ETF	7,758	$844,924
Vanguard Energy ETF	2,098	184,645
Vanguard FTSE Developed Markets ETF	2,139	87,271
Vanguard FTSE Emerging Markets ETF	2,166	90,149
Vanguard Global ex-U.S. Real Estate ETF	701	39,915
Vanguard Intermediate-Term Bond ETF	8,527	701,857
Vanguard Intermediate-Term Corporate Bond ETF	44,974	3,824,590
Vanguard Materials ETF	643	79,250
Vanguard Mid-Cap ETF	2,803	446,097
Vanguard Real Estate ETF	1,432	120,274
Vanguard S&P 500 ETF	5	1,280
Vanguard Short-Term Bond ETF	14,590	1,152,172
Vanguard Short-Term Corporate Bond ETF	25,634	2,025,342
Vanguard Short-Term Inflation-Protected Securities ETF	18,653	900,380
Vanguard Small-Cap ETF	621	96,013
Vanguard Total Bond Market ETF	38,623	3,082,888
Xtrackers USD High Yield Corporate Bond ETF	9,293	459,167
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $19,405,252)		$19,829,923

SECURITIES LENDING COLLATERAL - 3.9%
John Hancock Collateral Trust, 2.5250% (E)(F)	100,862	1,009,337

TOTAL SECURITIES LENDING COLLATERAL (Cost $1,009,016)		$1,009,337
SHORT-TERM INVESTMENTS - 0.3%
Money market funds - 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3457% (E)	71,975	71,975

TOTAL SHORT-TERM INVESTMENTS (Cost $71,975)		$71,975
Total investments (Cost $26,875,010) - 105.0%		$26,749,254
Other assets and liabilities, net - (5.0%)		(1,278,180)
TOTAL NET ASSETS - 100.0%		$25,471,074
Percentages are based upon net assets.
Security Abbreviations and Legend
JHAM	John Hancock Asset Management
JHF II	John Hancock Funds II
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	All or a portion of this security is on loan as of 2-28-19.
(E)	The rate shown is the annualized seven-day yield as of 2-28-19.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
24	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENTS OF ASSETS AND LIABILITIES 2-28-19 (unaudited)

	Multi-Index 2060 Lifetime Portfolio	Multi-Index 2055 Lifetime Portfolio	Multi-Index 2050 Lifetime Portfolio	Multi-Index 2045 Lifetime Portfolio
Assets
Unaffiliated investments, at value	$8,449,493	$29,561,429	$43,804,915	$61,918,817
Affiliated investments, at value	13,685,740	46,021,160	70,771,266	103,358,425
Total investments, at value	22,135,233	75,582,589	114,576,181	165,277,242
Interest receivable	189	295	429	620
Receivable for fund shares sold	599	9	2,293	1,247
Receivable for investments sold	40,816	436,276	345,734	33,935
Receivable for securities lending income	60	279	500	498
Receivable from affiliates	431	790	1,076	1,404
Other assets	22,089	22,335	20,217	20,735
Total assets	22,199,417	76,042,573	114,946,430	165,335,681
Liabilities
Payable for investments purchased	120,653	372,186	861,176	1,198,654
Payable for fund shares repurchased	73,172	723,533	587,123	140,735
Payable upon return of securities loaned	640,670	433,135	3,360,235	7,570,840
Payable to affiliates
Accounting and legal services fees	926	3,402	5,007	7,055
Transfer agent fees	33	136	434	771
Trustees' fees	38	125	140	168
Other liabilities and accrued expenses	49,117	46,966	47,121	46,150
Total liabilities	884,609	1,579,483	4,861,236	8,964,373
Net assets	$21,314,808	$74,463,090	$110,085,194	$156,371,308
Net assets consist of
Paid-in capital	$21,647,615	$73,053,812	$108,659,979	$154,087,802
Total distributable earnings (loss)	(332,807)	1,409,278	1,425,215	2,283,506
Net assets	$21,314,808	$74,463,090	$110,085,194	$156,371,308
Unaffiliated investments, at cost	$8,185,386	$26,839,114	$39,983,081	$56,354,206
Affiliated investments, at cost	15,333,507	51,131,495	78,755,095	115,078,539
Total investments, at cost	23,518,893	77,970,609	118,738,176	171,432,745
Securities loaned, at value	$625,471	$424,262	$3,280,400	$7,420,116
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class R4
Net assets	$51,938	$50,922	$293,536	$67,933
Shares outstanding	4,421	4,552	25,938	6,065
Net asset value, offering price and redemption price per share	$11.75	$11.19	$11.32	$11.20
Class R6
Net assets	$1,838,100	$7,688,303	$22,737,212	$41,098,253
Shares outstanding	156,592	687,637	2,010,991	3,669,136
Net asset value, offering price and redemption price per share	$11.74	$11.18	$11.31	$11.20
Class 1
Net assets	$19,424,770	$66,723,865	$87,054,446	$115,205,122
Shares outstanding	1,654,750	5,963,860	7,694,982	10,287,779
Net asset value, offering price and redemption price per share	$11.74	$11.19	$11.31	$11.20
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	25

STATEMENTS OF ASSETS AND LIABILITIES 2-28-19 (unaudited)

Continued
	Multi-Index 2040 Lifetime Portfolio	Multi-Index 2035 Lifetime Portfolio	Multi-Index 2030 Lifetime Portfolio	Multi-Index 2025 Lifetime Portfolio
Assets
Unaffiliated investments, at value	$74,040,699	$97,825,827	$119,057,981	$123,833,775
Affiliated investments, at value	109,530,729	130,353,194	123,433,434	101,504,495
Total investments, at value	183,571,428	228,179,021	242,491,415	225,338,270
Interest receivable	435	577	674	721
Receivable for fund shares sold	276	819	555	242
Receivable for investments sold	153,114	306,766	38,425	613,481
Receivable for securities lending income	1,161	3,285	6,072	8,511
Receivable from affiliates	1,591	1,895	2,001	1,813
Other assets	20,907	20,870	20,991	20,851
Total assets	183,748,912	228,513,233	242,560,133	225,983,889
Liabilities
Due to custodian	—	—	—	43,642
Payable for investments purchased	734,335	349,411	54,035	992
Payable for fund shares repurchased	338,151	769,165	600,351	690,329
Payable upon return of securities loaned	1,767,748	12,949,670	11,356,213	15,574,045
Payable to affiliates
Accounting and legal services fees	8,365	9,985	10,924	9,885
Transfer agent fees	657	655	343	215
Trustees' fees	187	210	234	233
Other liabilities and accrued expenses	46,306	46,495	46,644	46,586
Total liabilities	2,895,749	14,125,591	12,068,744	16,365,927
Net assets	$180,853,163	$214,387,642	$230,491,389	$209,617,962
Net assets consist of
Paid-in capital	$176,919,982	$209,630,003	$224,875,429	$205,165,170
Total distributable earnings (loss)	3,933,181	4,757,639	5,615,960	4,452,792
Net assets	$180,853,163	$214,387,642	$230,491,389	$209,617,962
Unaffiliated investments, at cost	$67,035,239	$89,685,046	$110,751,270	$117,125,854
Affiliated investments, at cost	122,064,723	143,792,271	135,553,366	110,412,684
Total investments, at cost	189,099,962	233,477,317	246,304,636	227,538,538
Securities loaned, at value	$1,732,284	$12,674,417	$11,113,333	$15,242,689
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class R4
Net assets	$51,500	$63,586	$54,186	$50,390
Shares outstanding	4,600	5,747	4,957	4,701
Net asset value, offering price and redemption price per share	$11.20	$11.06	$10.93	$10.72
Class R6
Net assets	$33,566,368	$33,512,905	$17,346,601	$12,573,441
Shares outstanding	3,001,058	3,032,362	1,588,064	1,173,447
Net asset value, offering price and redemption price per share	$11.18	$11.05	$10.92	$10.71
Class 1
Net assets	$147,235,295	$180,811,151	$213,090,602	$196,994,131
Shares outstanding	13,163,408	16,356,810	19,511,534	18,395,018
Net asset value, offering price and redemption price per share	$11.19	$11.05	$10.92	$10.71
26	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES 2-28-19 (unaudited)

Continued
	Multi-Index 2020 Lifetime Portfolio	Multi-Index 2015 Lifetime Portfolio	Multi-Index 2010 Lifetime Portfolio
Assets
Unaffiliated investments, at value	$91,767,971	$30,917,594	$19,901,898
Affiliated investments, at value	64,407,497	12,943,006	6,847,356
Total investments, at value	156,175,468	43,860,600	26,749,254
Interest receivable	444	182	136
Receivable for fund shares sold	241	—	—
Receivable for investments sold	50,775	1,796,013	102,571
Receivable for securities lending income	4,946	2,072	1,263
Receivable from affiliates	1,354	636	514
Other assets	20,444	19,856	19,747
Total assets	156,253,672	45,679,359	26,873,485
Liabilities
Due to custodian	—	3,261	—
Payable for investments purchased	67,509	1,709,822	16,057
Payable for fund shares repurchased	40,211	143,866	329,079
Payable upon return of securities loaned	18,779,047	1,286,685	1,008,740
Payable to affiliates
Accounting and legal services fees	6,624	2,035	1,240
Transfer agent fees	150	59	41
Trustees' fees	185	114	100
Other liabilities and accrued expenses	46,163	47,212	47,154
Total liabilities	18,939,889	3,193,054	1,402,411
Net assets	$137,313,783	$42,486,305	$25,471,074
Net assets consist of
Paid-in capital	$135,314,419	$41,758,354	$25,591,277
Total distributable earnings (loss)	1,999,364	727,951	(120,203)
Net assets	$137,313,783	$42,486,305	$25,471,074
Unaffiliated investments, at cost	$88,062,113	$29,769,686	$19,477,227
Affiliated investments, at cost	68,803,489	13,846,532	7,397,783
Total investments, at cost	156,865,602	43,616,218	26,875,010
Securities loaned, at value	$18,403,018	$1,259,857	$987,888
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class R4
Net assets	$96,709	$47,965	$47,490
Shares outstanding	9,179	4,655	4,748
Net asset value, offering price and redemption price per share	$10.54	$10.30	$10.00
Class R6
Net assets	$8,026,878	$3,190,698	$1,900,237
Shares outstanding	762,068	309,856	189,920
Net asset value, offering price and redemption price per share	$10.53	$10.30	$10.01
Class 1
Net assets	$129,190,196	$39,247,642	$23,523,347
Shares outstanding	12,270,961	3,811,391	2,352,150
Net asset value, offering price and redemption price per share	$10.53	$10.30	$10.00
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	27

STATEMENTS OF OPERATIONS For the six months ended  2-28-19 (unaudited)

	Multi-Index 2060 Lifetime Portfolio	Multi-Index 2055 Lifetime Portfolio	Multi-Index 2050 Lifetime Portfolio	Multi-Index 2045 Lifetime Portfolio
Investment income
Income distributions received from affiliated investments	$219,526	$812,701	$1,193,152	$1,682,897
Dividends	94,107	372,241	553,066	784,113
Interest	927	1,150	1,333	1,927
Securities lending	511	2,823	5,838	8,247
Other income received from advisor	606	2,302	3,364	4,479
Total investment income	315,677	1,191,217	1,756,753	2,481,663
Expenses
Investment management fees	20,975	80,802	119,764	169,619
Distribution and service fees	4,244	16,039	21,055	28,068
Accounting and legal services fees	1,427	5,591	8,285	11,741
Transfer agent fees	83	355	1,257	2,218
Trustees' fees	232	652	885	1,245
Custodian fees	14,638	14,637	14,638	14,637
State registration fees	17,955	18,091	16,577	16,698
Printing and postage	7,542	7,560	7,557	7,553
Professional fees	12,422	11,219	11,577	12,064
Other	4,346	4,660	4,876	5,373
Total expenses	83,864	159,606	206,471	269,216
Less expense reductions	(79,642)	(143,588)	(185,457)	(241,171)
Net expenses	4,222	16,018	21,014	28,045
Net investment income	311,455	1,175,199	1,735,739	2,453,618
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(39,815)	(144,201)	(168,732)	(142,484)
Affiliated investments	(272,692)	(978,822)	(1,460,402)	(1,517,391)
Capital gain distributions received from affiliated investments	1,495,684	5,537,140	8,129,250	11,466,005
	1,183,177	4,414,117	6,500,116	9,806,130
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(65,796)	(522,504)	(846,979)	(1,294,826)
Affiliated investments	(1,705,644)	(6,806,123)	(10,042,029)	(14,722,942)
	(1,771,440)	(7,328,627)	(10,889,008)	(16,017,768)
Net realized and unrealized loss	(588,263)	(2,914,510)	(4,388,892)	(6,211,638)
Increase (decrease) in net assets from operations	$(276,808)	$(1,739,311)	$(2,653,153)	$(3,758,020)
28	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the six months ended  2-28-19 (unaudited)

Continued
	Multi-Index 2040 Lifetime Portfolio	Multi-Index 2035 Lifetime Portfolio	Multi-Index 2030 Lifetime Portfolio	Multi-Index 2025 Lifetime Portfolio
Investment income
Income distributions received from affiliated investments	$1,936,469	$2,129,876	$2,092,456	$1,578,455
Dividends	974,227	1,380,012	1,843,837	2,024,668
Interest	1,812	2,499	2,112	1,875
Securities lending	12,566	24,447	41,779	60,114
Total investment income	2,925,074	3,536,834	3,980,184	3,665,112
Expenses
Investment management fees	207,227	268,261	325,787	330,848
Distribution and service fees	35,889	44,831	53,287	49,512
Accounting and legal services fees	13,890	16,589	18,216	16,616
Transfer agent fees	1,905	1,754	811	497
Trustees' fees	1,424	1,712	1,879	1,736
Custodian fees	14,637	14,637	14,637	14,638
State registration fees	16,692	16,594	16,594	16,594
Printing and postage	7,559	7,549	7,552	7,551
Professional fees	12,351	12,722	12,964	12,770
Other	5,278	5,741	5,858	6,674
Total expenses	316,852	390,390	457,585	457,436
Less expense reductions	(280,135)	(333,466)	(351,188)	(322,545)
Net expenses	36,717	56,924	106,397	134,891
Net investment income	2,888,357	3,479,910	3,873,787	3,530,221
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(262,784)	(168,199)	(392,281)	(282,908)
Affiliated investments	(1,912,723)	(2,042,076)	(2,351,179)	(1,806,486)
Capital gain distributions received from affiliated investments	13,193,661	14,511,390	14,256,439	10,754,416
	11,018,154	12,301,115	11,512,979	8,665,022
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(1,391,677)	(1,590,590)	(1,276,646)	(886,203)
Affiliated investments	(16,796,519)	(18,589,691)	(17,841,173)	(13,629,158)
	(18,188,196)	(20,180,281)	(19,117,819)	(14,515,361)
Net realized and unrealized loss	(7,170,042)	(7,879,166)	(7,604,840)	(5,850,339)
Increase (decrease) in net assets from operations	$(4,281,685)	$(4,399,256)	$(3,731,053)	$(2,320,118)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	29

STATEMENTS OF OPERATIONS For the six months ended  2-28-19 (unaudited)

Continued
	Multi-Index 2020 Lifetime Portfolio	Multi-Index 2015 Lifetime Portfolio	Multi-Index 2010 Lifetime Portfolio
Investment income
Income distributions received from affiliated investments	$869,223	$216,400	$112,002
Dividends	1,574,670	530,555	357,037
Interest	1,462	1,056	723
Securities lending	48,889	12,120	8,400
Total investment income	2,494,244	760,131	478,162
Expenses
Investment management fees	243,873	79,992	51,832
Distribution and service fees	32,945	10,050	6,148
Accounting and legal services fees	11,049	3,385	2,065
Transfer agent fees	355	125	92
Trustees' fees	1,176	440	330
Custodian fees	14,637	14,637	14,637
State registration fees	16,594	16,594	16,594
Printing and postage	7,543	7,504	7,509
Professional fees	11,991	10,934	10,767
Other	5,833	4,737	5,480
Total expenses	345,996	148,398	115,454
Less expense reductions	(246,467)	(116,429)	(94,993)
Net expenses	99,529	31,969	20,461
Net investment income	2,394,715	728,162	457,701
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(224,690)	(155,945)	(24,231)
Affiliated investments	(1,251,351)	(334,132)	(104,810)
Capital gain distributions received from affiliated investments	5,922,238	1,474,391	763,096
	4,446,197	984,314	634,055
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(257,568)	138,616	17,985
Affiliated investments	(7,206,329)	(1,754,168)	(986,383)
	(7,463,897)	(1,615,552)	(968,398)
Net realized and unrealized loss	(3,017,700)	(631,238)	(334,343)
Increase (decrease) in net assets from operations	$(622,985)	$96,924	$123,358
30	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Multi-Index 2060 Lifetime Portfolio		Multi-Index 2055 Lifetime Portfolio		Multi-Index 2050 Lifetime Portfolio
	Six months ended 2-28-19 (unaudited)	Year ended 8-31-18	Six months ended 2-28-19 (unaudited)	Year ended 8-31-18	Six months ended 2-28-19 (unaudited)	Year ended 8-31-18
Increase (decrease) in net assets
From operations
Net investment income	$311,455	$189,089	$1,175,199	$1,196,611	$1,735,739	$1,754,752
Net realized gain	1,183,177	777,115	4,414,117	5,167,278	6,500,116	7,563,245
Change in net unrealized appreciation (depreciation)	(1,771,440)	29,015	(7,328,627)	342,900	(10,889,008)	544,339
Increase (decrease) in net assets resulting from operations	(276,808)	995,219	(1,739,311)	6,706,789	(2,653,153)	9,862,336
Distributions to shareholders
From net investment income and net realized gain
Class R4	(3,184)	—	(4,626)	—	(4,613)	—
Class R6	(88,096)	—	(542,717)	—	(1,795,031)	—
Class 1	(1,086,849)	—	(5,896,320)	—	(7,638,917)	—
From net investment income
Class R4	—	(887)	—	(1,002)	—	(955)
Class R6	—	(10,183)	—	(38,895)	—	(212,401)
Class 1	—	(146,842)	—	(1,084,607)	—	(1,410,583)
From net realized gain
Class R4	—	(1,263)	—	(2,613)	—	(2,430)
Class R6	—	(13,253)	—	(94,097)	—	(495,436)
Class 1	—	(196,438)	—	(2,688,943)	—	(3,374,986)
Total distributions	(1,178,129)	(368,866)	(6,443,663)	(3,910,157)	(9,438,561)	(5,496,791)
Portfolio share transactions
From portfolio share transactions	6,596,179	9,614,496	11,819,275	13,281,850	15,062,603	22,221,350
Total increase	5,141,242	10,240,849	3,636,301	16,078,482	2,970,889	26,586,895
Net assets
Beginning of period	16,173,566	5,932,717	70,826,789	54,748,307	107,114,305	80,527,410
End of period	$21,314,808	$16,173,566	$74,463,090	$70,826,789	$110,085,194	$107,114,305
Undistributed net investment income (loss)	(a)	46,377	(a)	247,598	(a)	361,553

(a)	Not applicable for February 28, 2019. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	31

STATEMENTS OF CHANGES IN NET ASSETS 2-28-19 (unaudited)

Continued

	Multi-Index 2045 Lifetime Portfolio		Multi-Index 2040 Lifetime Portfolio		Multi-Index 2035 Lifetime Portfolio
	Six months ended 2-28-19 (unaudited)	Year ended 8-31-18	Six months ended 2-28-19 (unaudited)	Year ended 8-31-18	Six months ended 2-28-19 (unaudited)	Year ended 8-31-18
Increase (decrease) in net assets
From operations
Net investment income	$2,453,618	$2,591,765	$2,888,357	$3,164,441	$3,479,910	$4,019,810
Net realized gain	9,806,130	11,268,889	11,018,154	13,770,380	12,301,115	15,307,462
Change in net unrealized appreciation (depreciation)	(16,017,768)	854,559	(18,188,196)	680,382	(20,180,281)	510,657
Increase (decrease) in net assets resulting from operations	(3,758,020)	14,715,213	(4,281,685)	17,615,203	(4,399,256)	19,837,929
Distributions to shareholders
From net investment income and net realized gain
Class R4	(4,741)	—	(4,945)	—	(4,649)	—
Class R6	(3,236,000)	—	(2,881,773)	—	(2,689,468)	—
Class 1	(10,461,096)	—	(13,954,863)	—	(16,405,162)	—
From net investment income
Class R4	—	(961)	—	(957)	—	(997)
Class R6	—	(430,617)	—	(403,805)	—	(309,277)
Class 1	—	(1,967,738)	—	(2,526,291)	—	(3,372,285)
From net realized gain
Class R4	—	(2,589)	—	(2,517)	—	(2,565)
Class R6	—	(1,067,785)	—	(974,120)	—	(736,833)
Class 1	—	(5,004,584)	—	(6,250,504)	—	(8,233,092)
Total distributions	(13,701,837)	(8,474,274)	(16,841,581)	(10,158,194)	(19,099,279)	(12,655,049)
Portfolio share transactions
From portfolio share transactions	20,151,684	25,703,932	23,412,998	20,228,705	22,159,624	24,622,741
Total increase (decrease)	2,691,827	31,944,871	2,289,732	27,685,714	(1,338,911)	31,805,621
Net assets
Beginning of period	153,679,481	121,734,610	178,563,431	150,877,717	215,726,553	183,920,932
End of period	$156,371,308	$153,679,481	$180,853,163	$178,563,431	$214,387,642	$215,726,553
Undistributed net investment income (loss)	(a)	543,336	(a)	686,961	(a)	1,056,154

(a)	Not applicable for February 28, 2019. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
32	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS 2-28-19 (unaudited)

Continued

	Multi-Index 2030 Lifetime Portfolio		Multi-Index 2025 Lifetime Portfolio		Multi-Index 2020 Lifetime Portfolio
	Six months ended 2-28-19 (unaudited)	Year ended 8-31-18	Six months ended 2-28-19 (unaudited)	Year ended 8-31-18	Six months ended 2-28-19 (unaudited)	Year ended 8-31-18
Increase (decrease) in net assets
From operations
Net investment income	$3,873,787	$4,770,503	$3,530,221	$4,783,271	$2,394,715	$3,524,498
Net realized gain	11,512,979	15,341,335	8,665,022	12,801,668	4,446,197	7,395,670
Change in net unrealized appreciation (depreciation)	(19,117,819)	(446,912)	(14,515,361)	(1,607,463)	(7,463,897)	(1,999,762)
Increase (decrease) in net assets resulting from operations	(3,731,053)	19,664,926	(2,320,118)	15,977,476	(622,985)	8,920,406
Distributions to shareholders
From net investment income and net realized gain
Class R4	(4,314)	—	(4,197)	—	(3,823)	—
Class R6	(1,322,271)	—	(663,656)	—	(467,774)	—
Class 1	(18,396,185)	—	(16,489,542)	—	(10,111,423)	—
From net investment income
Class R4	—	(1,033)	—	(1,087)	—	(1,180)
Class R6	—	(110,751)	—	(89,072)	—	(39,317)
Class 1	—	(4,245,869)	—	(4,263,216)	—	(3,355,905)
From net realized gain
Class R4	—	(2,520)	—	(2,250)	—	(1,882)
Class R6	—	(248,586)	—	(171,675)	—	(58,404)
Class 1	—	(9,754,481)	—	(8,401,860)	—	(5,087,997)
Total distributions	(19,722,770)	(14,363,240)	(17,157,395)	(12,929,160)	(10,583,020)	(8,544,685)
Portfolio share transactions
From portfolio share transactions	17,603,752	20,558,775	9,208,548	15,676,153	4,181,548	(935,208)
Total increase (decrease)	(5,850,071)	25,860,461	(10,268,965)	18,724,469	(7,024,457)	(559,487)
Net assets
Beginning of period	236,341,460	210,480,999	219,886,927	201,162,458	144,338,240	144,897,727
End of period	$230,491,389	$236,341,460	$209,617,962	$219,886,927	$137,313,783	$144,338,240
Undistributed net investment income (loss)	(a)	1,494,120	(a)	1,755,379	(a)	1,417,368

(a)	Not applicable for February 28, 2019. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	33

STATEMENTS OF CHANGES IN NET ASSETS 2-28-19 (unaudited)

Continued

	Multi-Index 2015 Lifetime Portfolio		Multi-Index 2010 Lifetime Portfolio
	Six months ended 2-28-19 (unaudited)	Year ended 8-31-18	Six months ended 2-28-19 (unaudited)	Year ended 8-31-18
Increase (decrease) in net assets
From operations
Net investment income	$728,162	$1,138,640	$457,701	$783,540
Net realized gain	984,314	2,024,808	634,055	1,187,040
Change in net unrealized appreciation (depreciation)	(1,615,552)	(945,629)	(968,398)	(742,040)
Increase in net assets resulting from operations	96,924	2,217,819	123,358	1,228,540
Distributions to shareholders
From net investment income and net realized gain
Class R4	(3,423)	—	(3,901)	—
Class R6	(134,018)	—	(103,392)	—
Class 1	(2,757,989)	—	(1,879,472)	—
From net investment income
Class R4	—	(1,314)	—	(1,280)
Class R6	—	(29,630)	—	(45,067)
Class 1	—	(1,133,106)	—	(713,665)
From net realized gain
Class R4	—	(1,751)	—	(1,315)
Class R6	—	(37,124)	—	(43,556)
Class 1	—	(1,446,124)	—	(702,928)
Total distributions	(2,895,430)	(2,649,049)	(1,986,765)	(1,507,811)
Portfolio share transactions
From portfolio share transactions	2,171,417	(1,658,734)	(2,404,338)	(1,051,713)
Total decrease	(627,089)	(2,089,964)	(4,267,745)	(1,330,984)
Net assets
Beginning of period	43,113,394	45,203,358	29,738,819	31,069,803
End of period	$42,486,305	$43,113,394	$25,471,074	$29,738,819
Undistributed net investment income (loss)	(a)	493,354	(a)	351,073

(a)	Not applicable for February 28, 2019. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
34	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
Multi-Index 2060 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value,end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Multi-Index 2060 Lifetime Portfolio
CLASS R4
2-28-2019 [5]	12.89	0.19	(0.61)	(0.42)	(0.21)	(0.51)	—	(0.72)	11.75	(2.61) [6]	1.15 [7]	0.16 [7]	3.29 [7]	52	8
8-31-2018	12.03	0.23 [8]	1.12	1.35	(0.20)	(0.29)	—	(0.49)	12.89	11.35	1.65	0.16	1.84 [8]	57	24
8-31-2017 [9]	11.31	0.02	0.70	0.72	—	—	—	—	12.03	6.37 [6]	4.24 [7]	0.18 [7]	0.44 [7]	53	46 [10]
CLASS R6
2-28-2019 [5]	12.90	0.22	(0.63)	(0.41)	(0.24)	(0.51)	—	(0.75)	11.74	(2.57) [6]	0.90 [7]	— [7]	3.85 [7]	1,838	8
8-31-2018	12.03	0.26 [8]	1.12	1.38	(0.22)	(0.29)	—	(0.51)	12.90	11.61	1.40	—	2.08 [8]	948	24
8-31-2017	10.60	0.21	1.40	1.61	(0.18)	—	—	(0.18)	12.03	15.40	3.99	0.02	1.91	188	46
8-31-2016 [11]	10.00	0.03	0.57	0.60	—	—	—	—	10.60	6.00 [6]	52.88 [7]	0.10 [7]	0.60 [7]	106	1
CLASS 1
2-28-2019 [5]	12.90	0.20	(0.62)	(0.42)	(0.23)	(0.51)	—	(0.74)	11.74	(2.63) [6]	0.94 [7]	0.05 [7]	3.44 [7]	19,425	8
8-31-2018	12.03	0.22 [8]	1.15	1.37	(0.21)	(0.29)	—	(0.50)	12.90	11.56	1.44	0.05	1.75 [8]	15,168	24
8-31-2017	10.60	0.18	1.43	1.61	(0.18)	—	—	(0.18)	12.03	15.36	4.03	0.07	1.60	5,691	46
8-31-2016 [11]	10.00	0.01	0.59	0.60	—	—	—	—	10.60	6.00 [6]	52.91 [7]	0.15 [7]	0.31 [7]	558	1

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-19. Unaudited.
[6] Not annualized.
[7] Annualized.
[8] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of less than $0.005 per share and 0.01% and less than 0.005% for periods ended 2-28-19 and 8-31-18, respectively.
[9] The inception date for Class R4 shares is 4-7-17.
[10] Portfolio turnover is shown for the period from 9-1-16 to 8-31-17.
[11] Period from 3-30-16 (commencement of operations) to 8-31-16.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	35

Financial highlights continued
Multi-Index 2055 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value,end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Multi-Index 2055 Lifetime Portfolio
CLASS R4
2-28-2019 [5]	12.71	0.19	(0.65)	(0.46)	(0.23)	(0.83)	—	(1.06)	11.19	(2.66) [6]	0.68 [7]	0.16 [7]	3.31 [7]	51	10
8-31-2018	12.18	0.23 [8]	1.13	1.36	(0.23)	(0.60)	—	(0.83)	12.71	11.42	0.73	0.16	1.86 [8]	55	17
8-31-2017 [9]	11.45	0.02	0.71	0.73	—	—	—	—	12.18	6.38 [6]	0.72 [7]	0.18 [7]	0.45 [7]	53	15 [10]
8-31-2015	10.72	0.17	(0.60)	(0.43)	(0.14)	(0.02)	—	(0.16)	10.13	(4.09)	10.02	0.39	1.57	101	17
8-31-2014 [11]	10.00	—	0.72	0.72	—	—	—	—	10.72	7.20 [6]	50.18 [7]	0.52 [7]	(0.01) [7]	107	6
CLASS R6
2-28-2019 [5]	12.71	0.21	(0.66)	(0.45)	(0.25)	(0.83)	—	(1.08)	11.18	(2.56) [6]	0.43 [7]	— [7]	3.63 [7]	7,688	10
8-31-2018	12.19	0.20 [8]	1.17	1.37	(0.25)	(0.60)	—	(0.85)	12.71	11.49	0.48	—	1.64 [8]	4,456	17
8-31-2017	10.91	0.10	1.53	1.63	(0.21)	(0.14)	—	(0.35)	12.19	15.35	0.47	0.01	0.84	1,746	15
8-31-2016	10.14	0.19	0.75	0.94	(0.15)	(0.02)	—	(0.17)	10.91	9.45	0.69	0.07	1.90	109	8
8-31-2015	10.73	0.19	(0.60)	(0.41)	(0.16)	(0.02)	—	(0.18)	10.14	(3.91)	10.27	0.19	1.76	101	17
8-31-2014 [11]	10.00	0.01	0.72	0.73	—	—	—	—	10.73	7.30 [6]	51.42 [7]	0.27 [7]	0.23 [7]	107	6
CLASS 1
2-28-2019 [5]	12.72	0.19	(0.65)	(0.46)	(0.24)	(0.83)	—	(1.07)	11.19	(2.61) [6]	0.46 [7]	0.05 [7]	3.38 [7]	66,724	10
8-31-2018	12.19	0.24 [8]	1.13	1.37	(0.24)	(0.60)	—	(0.84)	12.72	11.52	0.51	0.05	1.90 [8]	66,316	17
8-31-2017	10.91	0.21	1.42	1.63	(0.21)	(0.14)	—	(0.35)	12.19	15.28	0.51	0.06	1.86	52,950	15
8-31-2016	10.14	0.16	0.78	0.94	(0.15)	(0.02)	—	(0.17)	10.91	9.39	0.73	0.12	1.61	33,895	8
8-31-2015	10.73	0.08	(0.50)	(0.42)	(0.15)	(0.02)	—	(0.17)	10.14	(3.98)	3.08	0.24	0.75	10,587	17
8-31-2014 [11]	10.00	0.01	0.72	0.73	—	—	—	—	10.73	7.30 [6]	33.10 [7]	0.32 [7]	0.19 [7]	177	6

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-19. Unaudited.
[6] Not annualized.
[7] Annualized.
[8] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of less than $0.005 per share and 0.01% and 0.01% for periods ended 2-28-19 and 8-31-18, respectively.
[9] Period from 4-7-17 (relaunch date) to 8-31-17. Class R4 liquidated on 6-15-16, accordingly, there were no shares of this class outstanding 8-31-16.
[10] Portfolio turnover is shown for the period from 9-1-16 to 8-31-17.
[11] Period from 3-26-14 (commencement of operations) to 8-31-14.
36	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multi-Index 2050 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value,end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Multi-Index 2050 Lifetime Portfolio
CLASS R4
2-28-2019 [5]	12.85	0.10	(0.57)	(0.47)	(0.23)	(0.83)	—	(1.06)	11.32	(2.67) [6]	0.62 [7]	0.16 [7]	1.78 [7]	294	11
8-31-2018	12.26	0.23 [8]	1.14	1.37	(0.22)	(0.56)	—	(0.78)	12.85	11.44	0.66	0.16	1.86 [8]	56	14
8-31-2017 [9]	11.53	0.02	0.71	0.73	—	—	—	—	12.26	6.33 [6]	0.69 [7]	0.18 [7]	0.44 [7]	53	16 [10]
8-31-2015	10.80	0.17	(0.61)	(0.44)	(0.13)	(0.02)	—	(0.15)	10.21	(4.11)	7.11	0.39	1.58	102	11
8-31-2014 [11]	10.00	0.12	1.08	1.20	(0.22)	(0.03)	(0.15)	(0.40)	10.80	12.27 [6]	31.17 [7]	0.52 [7]	1.48 [7]	108	4
CLASS R6
2-28-2019 [5]	12.85	0.20	(0.66)	(0.46)	(0.25)	(0.83)	—	(1.08)	11.31	(2.56) [6]	0.37 [7]	— [7]	3.49 [7]	22,737	11
8-31-2018	12.26	0.23 [8]	1.16	1.39	(0.24)	(0.56)	—	(0.80)	12.85	11.61	0.41	—	1.84 [8]	18,646	14
8-31-2017	10.99	0.04	1.60	1.64	(0.22)	(0.15)	—	(0.37)	12.26	15.26	0.44	0.01	0.31	10,359	16
8-31-2016	10.22	0.20	0.77	0.97	(0.16)	(0.04)	—	(0.20)	10.99	9.52	0.65	0.07	1.91	110	8
8-31-2015	10.82	0.19	(0.61)	(0.42)	(0.16)	(0.02)	—	(0.18)	10.22	(3.96)	6.93	0.20	1.77	102	11
8-31-2014 [11]	10.00	0.14	1.08	1.22	(0.22)	(0.03)	(0.15)	(0.40)	10.82	12.52 [6]	31.10 [7]	0.27 [7]	1.73 [7]	108	4
CLASS 1
2-28-2019 [5]	12.85	0.19	(0.65)	(0.46)	(0.25)	(0.83)	—	(1.08)	11.31	(2.62) [6]	0.41 [7]	0.05 [7]	3.36 [7]	87,054	11
8-31-2018	12.27	0.24 [8]	1.13	1.37	(0.23)	(0.56)	—	(0.79)	12.85	11.46	0.45	0.05	1.90 [8]	88,412	14
8-31-2017	10.99	0.22	1.42	1.64	(0.21)	(0.15)	—	(0.36)	12.27	15.29	0.48	0.06	1.90	70,115	16
8-31-2016	10.22	0.17	0.79	0.96	(0.15)	(0.04)	—	(0.19)	10.99	9.46	0.68	0.12	1.61	47,118	8
8-31-2015	10.82	0.10	(0.53)	(0.43)	(0.15)	(0.02)	—	(0.17)	10.22	(4.06)	1.38	0.25	0.95	17,035	11
8-31-2014 [11]	10.00	0.07	1.15	1.22	(0.22)	(0.03)	(0.15)	(0.40)	10.82	12.51 [6]	15.06 [7]	0.32 [7]	0.79 [7]	748	4

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-19. Unaudited.
[6] Not annualized.
[7] Annualized.
[8] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of less than $0.005 per share and 0.01% and 0.01% for periods ended 2-28-19 and 8-31-18, respectively.
[9] Period from 4-7-17 (relaunch date) to 8-31-17. Class R4 liquidated on 6-15-16, accordingly, there were no shares of this class outstanding 8-31-16.
[10] Portfolio turnover is shown for the period from 9-1-16 to 8-31-17.
[11] Period from 11-7-13 (commencement of operations) to 8-31-14.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	37

Financial highlights continued
Multi-Index 2045 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value,end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Multi-Index 2045 Lifetime Portfolio
CLASS R4
2-28-2019 [5]	12.76	0.18	(0.65)	(0.47)	(0.23)	(0.86)	—	(1.09)	11.20	(2.63) [6]	0.59 [7]	0.16 [7]	3.11 [7]	68	11
8-31-2018	12.21	0.23 [8]	1.14	1.37	(0.22)	(0.60)	—	(0.82)	12.76	11.37	0.62	0.16	1.87 [8]	56	12
8-31-2017 [9]	11.48	0.02	0.71	0.73	—	—	—	—	12.21	6.35 [6]	0.63 [7]	0.18 [7]	0.44 [7]	53	21 [10]
8-31-2015	10.80	0.17	(0.61)	(0.44)	(0.14)	(0.02)	—	(0.16)	10.20	(4.19)	6.65	0.39	1.57	102	16
8-31-2014 [11]	10.00	0.12	1.08	1.20	(0.22)	(0.03)	(0.15)	(0.40)	10.80	12.27 [6]	28.26 [7]	0.52 [7]	1.49 [7]	108	10
CLASS R6
2-28-2019 [5]	12.77	0.20	(0.66)	(0.46)	(0.25)	(0.86)	—	(1.11)	11.20	(2.60) [6]	0.34 [7]	— [7]	3.43 [7]	41,098	11
8-31-2018	12.22	0.23 [8]	1.15	1.38	(0.23)	(0.60)	—	(0.83)	12.77	11.61	0.37	—	1.85 [8]	32,149	12
8-31-2017	10.96	0.03	1.60	1.63	(0.22)	(0.15)	—	(0.37)	12.22	15.29	0.37	0.01	0.24	21,476	21
8-31-2016	10.21	0.20	0.75	0.95	(0.16)	(0.04)	—	(0.20)	10.96	9.35	0.50	0.07	1.91	110	7
8-31-2015	10.82	0.19	(0.62)	(0.43)	(0.16)	(0.02)	—	(0.18)	10.21	(4.04)	6.46	0.20	1.77	102	16
8-31-2014 [11]	10.00	0.14	1.08	1.22	(0.22)	(0.03)	(0.15)	(0.40)	10.82	12.52 [6]	28.18 [7]	0.27 [7]	1.73 [7]	108	10
CLASS 1
2-28-2019 [5]	12.76	0.19	(0.65)	(0.46)	(0.24)	(0.86)	—	(1.10)	11.20	(2.58) [6]	0.38 [7]	0.05 [7]	3.36 [7]	115,205	11
8-31-2018	12.22	0.24 [8]	1.13	1.37	(0.23)	(0.60)	—	(0.83)	12.76	11.47	0.40	0.05	1.90 [8]	121,475	12
8-31-2017	10.96	0.22	1.40	1.62	(0.21)	(0.15)	—	(0.36)	12.22	15.24	0.41	0.06	1.93	100,206	21
8-31-2016	10.20	0.17	0.78	0.95	(0.15)	(0.04)	—	(0.19)	10.96	9.41	0.53	0.12	1.64	74,804	7
8-31-2015	10.81	0.11	(0.54)	(0.43)	(0.16)	(0.02)	—	(0.18)	10.20	(4.09)	0.91	0.25	1.03	30,197	16
8-31-2014 [11]	10.00	0.04	1.17	1.21	(0.22)	(0.03)	(0.15)	(0.40)	10.81	12.41 [6]	12.15 [7]	0.32 [7]	0.46 [7]	1,425	10

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-19. Unaudited.
[6] Not annualized.
[7] Annualized.
[8] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of less than $0.005 per share and 0.01% and 0.01% for periods ended 2-28-19 and 8-31-18, respectively.
[9] Period from 4-7-17 (relaunch date) to 8-31-17. Class R4 liquidated on 6-15-16, accordingly, there were no shares of this class outstanding 8-31-16.
[10] Portfolio turnover is shown for the period from 9-1-16 to 8-31-17.
[11] Period from 11-7-13 (commencement of operations) to 8-31-14.
38	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multi-Index 2040 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value,end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Multi-Index 2040 Lifetime Portfolio
CLASS R4
2-28-2019 [5]	12.79	0.19	(0.64)	(0.45)	(0.23)	(0.91)	—	(1.14)	11.20	(2.51) [6]	0.59 [7]	0.16 [7]	3.29 [7]	52	10
8-31-2018	12.25	0.24	1.10	1.34	(0.22)	(0.58)	—	(0.80)	12.79	11.20	0.61	0.16	1.87	56	15
8-31-2017 [8]	11.52	0.02	0.71	0.73	—	—	—	—	12.25	6.34 [6]	0.61 [7]	0.18 [7]	0.46 [7]	53	19 [9]
8-31-2015	10.80	0.17	(0.60)	(0.43)	(0.14)	(0.02)	—	(0.16)	10.21	(4.07)	6.55	0.40	1.58	102	19
8-31-2014 [10]	10.00	0.12	1.08	1.20	(0.22)	(0.03)	(0.15)	(0.40)	10.80	12.27 [6]	25.76 [7]	0.52 [7]	1.48 [7]	108	3
CLASS R6
2-28-2019 [5]	12.80	0.20	(0.66)	(0.46)	(0.25)	(0.91)	—	(1.16)	11.18	(2.56) [6]	0.34 [7]	— [7]	3.44 [7]	33,566	10
8-31-2018	12.25	0.24	1.13	1.37	(0.24)	(0.58)	—	(0.82)	12.80	11.46	0.36	—	1.90	27,193	15
8-31-2017	10.99	0.03	1.60	1.63	(0.22)	(0.15)	—	(0.37)	12.25	15.24	0.36	0.02	0.25	20,326	19
8-31-2016	10.22	0.20	0.76	0.96	(0.16)	(0.03)	—	(0.19)	10.99	9.46	0.45	0.07	1.90	110	10
8-31-2015	10.82	0.19	(0.61)	(0.42)	(0.16)	(0.02)	—	(0.18)	10.22	(3.92)	6.36	0.20	1.77	102	19
8-31-2014 [10]	10.00	0.14	1.08	1.22	(0.22)	(0.03)	(0.15)	(0.40)	10.82	12.52 [6]	25.69 [7]	0.27 [7]	1.73 [7]	108	3
CLASS 1
2-28-2019 [5]	12.79	0.19	(0.64)	(0.45)	(0.24)	(0.91)	—	(1.15)	11.19	(2.45) [6]	0.37 [7]	0.05 [7]	3.34 [7]	147,235	10
8-31-2018	12.25	0.24	1.11	1.35	(0.23)	(0.58)	—	(0.81)	12.79	11.32	0.39	0.05	1.92	151,315	15
8-31-2017	10.98	0.22	1.41	1.63	(0.21)	(0.15)	—	(0.36)	12.25	15.29	0.39	0.07	1.92	130,499	19
8-31-2016	10.21	0.17	0.78	0.95	(0.15)	(0.03)	—	(0.18)	10.98	9.42	0.49	0.12	1.60	94,444	10
8-31-2015	10.81	0.10	(0.52)	(0.42)	(0.16)	(0.02)	—	(0.18)	10.21	(3.98)	0.81	0.25	0.98	36,205	19
8-31-2014 [10]	10.00	0.03	1.18	1.21	(0.22)	(0.03)	(0.15)	(0.40)	10.81	12.41 [6]	9.65 [7]	0.32 [7]	0.38 [7]	2,057	3

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-19. Unaudited.
[6] Not annualized.
[7] Annualized.
[8] Period from 4-7-17 (relaunch date) to 8-31-17. Class R4 liquidated on 6-15-16, accordingly, there were no shares of this class outstanding 8-31-16.
[9] Portfolio turnover is shown for the period from 9-1-16 to 8-31-17.
[10] Period from 11-7-13 (commencement of operations) to 8-31-14.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	39

Financial highlights continued
Multi-Index 2035 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value,end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Multi-Index 2035 Lifetime Portfolio
CLASS R4
2-28-2019 [5]	12.52	0.18	(0.58)	(0.40)	(0.24)	(0.82)	—	(1.06)	11.06	(2.28) [6]	0.60 [7]	0.18 [7]	3.18 [7]	64	12
8-31-2018	12.11	0.24	0.98	1.22	(0.23)	(0.58)	—	(0.81)	12.52	10.35	0.61	0.18	1.96	55	15
8-31-2017 [8]	11.42	0.03	0.66	0.69	—	—	—	—	12.11	6.04 [6]	0.60 [7]	0.20 [7]	0.59 [7]	53	22 [9]
8-31-2015	10.80	0.17	(0.61)	(0.44)	(0.14)	(0.02)	—	(0.16)	10.20	(4.14)	6.39	0.41	1.61	102	15
8-31-2014 [10]	10.00	0.13	1.06	1.19	(0.21)	(0.03)	(0.15)	(0.39)	10.80	12.25 [6]	25.92 [7]	0.52 [7]	1.52 [7]	108	6
CLASS R6
2-28-2019 [5]	12.52	0.20	(0.59)	(0.39)	(0.26)	(0.82)	—	(1.08)	11.05	(2.16) [6]	0.35 [7]	0.01 [7]	3.54 [7]	33,513	12
8-31-2018	12.11	0.24	1.00	1.24	(0.25)	(0.58)	—	(0.83)	12.52	10.51	0.36	0.01	1.96	20,590	15
8-31-2017	10.94	0.05	1.50	1.55	(0.22)	(0.16)	—	(0.38)	12.11	14.56	0.35	0.03	0.42	14,013	22
8-31-2016	10.21	0.20	0.73	0.93	(0.16)	(0.04)	—	(0.20)	10.94	9.20	0.42	0.09	1.98	109	10
8-31-2015	10.82	0.19	(0.61)	(0.42)	(0.17)	(0.02)	—	(0.19)	10.21	(3.99)	6.20	0.21	1.81	102	15
8-31-2014 [10]	10.00	0.15	1.07	1.22	(0.22)	(0.03)	(0.15)	(0.40)	10.82	12.50 [6]	25.84 [7]	0.27 [7]	1.76 [7]	108	6
CLASS 1
2-28-2019 [5]	12.52	0.19	(0.58)	(0.39)	(0.26)	(0.82)	—	(1.08)	11.05	(2.22) [6]	0.38 [7]	0.06 [7]	3.37 [7]	180,811	12
8-31-2018	12.11	0.25	0.99	1.24	(0.25)	(0.58)	—	(0.83)	12.52	10.46	0.40	0.06	2.01	195,082	15
8-31-2017	10.95	0.22	1.31	1.53	(0.21)	(0.16)	—	(0.37)	12.11	14.39	0.39	0.08	1.97	169,855	22
8-31-2016	10.21	0.18	0.76	0.94	(0.16)	(0.04)	—	(0.20)	10.95	9.24	0.45	0.14	1.72	121,902	10
8-31-2015	10.82	0.12	(0.55)	(0.43)	(0.16)	(0.02)	—	(0.18)	10.21	(4.09)	0.64	0.26	1.08	51,032	15
8-31-2014 [10]	10.00	0.03	1.19	1.22	(0.22)	(0.03)	(0.15)	(0.40)	10.82	12.49 [6]	9.80 [7]	0.32 [7]	0.33 [7]	2,519	6

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-19. Unaudited.
[6] Not annualized.
[7] Annualized.
[8] Period from 4-7-17 (relaunch date) to 8-31-17. Class R4 liquidated on 6-15-16, accordingly, there were no shares of this class outstanding 8-31-16.
[9] Portfolio turnover is shown for the period from 9-1-16 to 8-31-17.
[10] Period from 11-7-13 (commencement of operations) to 8-31-14.
40	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multi-Index 2030 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value,end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Multi-Index 2030 Lifetime Portfolio
CLASS R4
2-28-2019 [5]	12.20	0.19	(0.48)	(0.29)	(0.25)	(0.73)	—	(0.98)	10.93	(1.62) [6]	0.62 [7]	0.21 [7]	3.31 [7]	54	12
8-31-2018	11.95	0.25	0.80	1.05	(0.23)	(0.57)	—	(0.80)	12.20	9.03	0.63	0.21	2.07	54	19
8-31-2017 [8]	11.31	0.04	0.60	0.64	—	—	—	—	11.95	5.66 [6]	0.62 [7]	0.22 [7]	0.77 [7]	53	25 [9]
8-31-2015	10.75	0.19	(0.59)	(0.40)	(0.13)	(0.02)	—	(0.15)	10.20	(3.75)	6.34	0.43	1.75	102	22
8-31-2014 [10]	10.00	0.14	0.99	1.13	(0.25)	(0.02)	(0.11)	(0.38)	10.75	11.63 [6]	23.83 [7]	0.54 [7]	1.63 [7]	107	4
CLASS R6
2-28-2019 [5]	12.21	0.21	(0.50)	(0.29)	(0.27)	(0.73)	—	(1.00)	10.92	(1.60) [6]	0.37 [7]	0.05 [7]	3.90 [7]	17,347	12
8-31-2018	11.95	0.24	0.84	1.08	(0.25)	(0.57)	—	(0.82)	12.21	9.30	0.38	0.05	1.98	6,635	19
8-31-2017	10.92	0.08	1.32	1.40	(0.23)	(0.14)	—	(0.37)	11.95	13.22	0.37	0.06	0.75	4,730	25
8-31-2016	10.21	0.22	0.70	0.92	(0.17)	(0.04)	—	(0.21)	10.92	9.10	0.41	0.11	2.11	109	8
8-31-2015	10.77	0.21	(0.59)	(0.38)	(0.16)	(0.02)	—	(0.18)	10.21	(3.61)	6.16	0.24	1.94	102	22
8-31-2014 [10]	10.00	0.16	0.89	1.05	(0.26)	(0.02)	—	(0.28)	10.77	11.88 [6]	23.76 [7]	0.29 [7]	1.88 [7]	108	4
CLASS 1
2-28-2019 [5]	12.20	0.19	(0.48)	(0.29)	(0.26)	(0.73)	—	(0.99)	10.92	(1.57) [6]	0.41 [7]	0.10 [7]	3.42 [7]	213,091	12
8-31-2018	11.95	0.25	0.82	1.07	(0.25)	(0.57)	—	(0.82)	12.20	9.16	0.42	0.10	2.12	229,653	19
8-31-2017	10.92	0.24	1.16	1.40	(0.23)	(0.14)	—	(0.37)	11.95	13.16	0.40	0.11	2.10	205,698	25
8-31-2016	10.21	0.19	0.72	0.91	(0.16)	(0.04)	—	(0.20)	10.92	9.05	0.44	0.16	1.85	155,730	8
8-31-2015	10.76	0.14	(0.52)	(0.38)	(0.15)	(0.02)	—	(0.17)	10.21	(3.61)	0.58	0.29	1.35	64,587	22
8-31-2014 [10]	10.00	0.03	1.12	1.15	(0.26)	(0.02)	(0.11)	(0.39)	10.76	11.77 [6]	7.69 [7]	0.34 [7]	0.40 [7]	3,663	4

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-19. Unaudited.
[6] Not annualized.
[7] Annualized.
[8] Period from 4-7-17 (relaunch date) to 8-31-17. Class R4 liquidated on 6-15-16, accordingly, there were no shares of this class outstanding 8-31-16.
[9] Portfolio turnover is shown for the period from 9-1-16 to 8-31-17.
[10] Period from 11-7-13 (commencement of operations) to 8-31-14.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	41

Financial highlights continued
Multi-Index 2025 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value,end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Multi-Index 2025 Lifetime Portfolio
CLASS R4
2-28-2019 [5]	11.86	0.19	(0.39)	(0.20)	(0.27)	(0.67)	—	(0.94)	10.72	(1.03) [6]	0.66 [7]	0.25 [7]	3.38 [7]	50	13
8-31-2018	11.72	0.26	0.62	0.88	(0.24)	(0.50)	—	(0.74)	11.86	7.72	0.67	0.25	2.20	53	23
8-31-2017 [8]	11.15	0.05	0.52	0.57	—	—	—	—	11.72	5.11 [6]	0.65 [7]	0.26 [7]	0.99 [7]	53	28 [9]
8-31-2015	10.69	0.20	(0.56)	(0.36)	(0.12)	(0.02)	—	(0.14)	10.19	(3.43)	6.38	0.46	1.92	102	24
8-31-2014 [10]	10.00	0.15	0.91	1.06	(0.35)	(0.02)	—	(0.37)	10.69	10.91 [6]	23.08 [7]	0.57 [7]	1.77 [7]	107	9
CLASS R6
2-28-2019 [5]	11.87	0.18	(0.38)	(0.20)	(0.29)	(0.67)	—	(0.96)	10.71	(1.02) [6]	0.41 [7]	0.08 [7]	3.42 [7]	12,573	13
8-31-2018	11.72	0.27	0.64	0.91	(0.26)	(0.50)	—	(0.76)	11.87	7.96	0.42	0.08	2.29	4,587	23
8-31-2017	10.90	0.11	1.10	1.21	(0.25)	(0.14)	—	(0.39)	11.72	11.46	0.40	0.09	1.03	3,001	28
8-31-2016	10.21	0.24	0.66	0.90	(0.18)	(0.03)	—	(0.21)	10.90	8.92	0.43	0.14	2.31	109	12
8-31-2015	10.70	0.23	(0.56)	(0.33)	(0.14)	(0.02)	—	(0.16)	10.21	(3.10)	6.20	0.26	2.11	102	24
8-31-2014 [10]	10.00	0.17	0.91	1.08	(0.36)	(0.02)	—	(0.38)	10.70	11.06 [6]	23.01 [7]	0.32 [7]	2.01 [7]	107	9
CLASS 1
2-28-2019 [5]	11.86	0.19	(0.39)	(0.20)	(0.28)	(0.67)	—	(0.95)	10.71	(0.99) [6]	0.45 [7]	0.13 [7]	3.44 [7]	196,994	13
8-31-2018	11.72	0.27	0.63	0.90	(0.26)	(0.50)	—	(0.76)	11.86	7.83	0.46	0.13	2.26	215,247	23
8-31-2017	10.89	0.25	0.97	1.22	(0.25)	(0.14)	—	(0.39)	11.72	11.50	0.44	0.14	2.25	198,109	28
8-31-2016	10.20	0.22	0.67	0.89	(0.17)	(0.03)	—	(0.20)	10.89	8.87	0.46	0.19	2.11	158,969	12
8-31-2015	10.70	0.16	(0.50)	(0.34)	(0.14)	(0.02)	—	(0.16)	10.20	(3.24)	0.59	0.31	1.53	78,157	24
8-31-2014 [10]	10.00	0.05	1.03	1.08	(0.36)	(0.02)	—	(0.38)	10.70	11.05 [6]	6.90 [7]	0.37 [7]	0.66 [7]	4,429	9

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-19. Unaudited.
[6] Not annualized.
[7] Annualized.
[8] Period from 4-7-17 (relaunch date) to 8-31-17. Class R4 liquidated on 6-15-16, accordingly, there were no shares of this class outstanding 8-31-16.
[9] Portfolio turnover is shown for the period from 9-1-16 to 8-31-17.
[10] Period from 11-7-13 (commencement of operations) to 8-31-14.
42	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multi-Index 2020 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value,end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Multi-Index 2020 Lifetime Portfolio
CLASS R4
2-28-2019 [5]	11.48	0.16	(0.26)	(0.10)	(0.28)	(0.56)	—	(0.84)	10.54	(0.32) [6]	0.72 [7]	0.26 [7]	3.11 [7]	97	14
8-31-2018	11.45	0.27	0.43	0.70	(0.26)	(0.41)	—	(0.67)	11.48	6.25	0.74	0.26	2.34	52	30
8-31-2017 [8]	10.96	0.06	0.43	0.49	—	—	—	—	11.45	4.47 [6]	0.71 [7]	0.28 [7]	1.25 [7]	52	37 [9]
8-31-2015	10.61	0.22	(0.54)	(0.32)	(0.12)	(0.01)	—	(0.13)	10.16	(3.10)	6.54	0.49	2.08	102	31
8-31-2014 [10]	10.00	0.16	0.81	0.97	(0.34)	(0.02)	—	(0.36)	10.61	9.94 [6]	26.26 [7]	0.61 [7]	1.94 [7]	106	68
CLASS R6
2-28-2019 [5]	11.49	0.19	(0.29)	(0.10)	(0.30)	(0.56)	—	(0.86)	10.53	(0.32) [6]	0.47 [7]	0.10 [7]	3.57 [7]	8,027	14
8-31-2018	11.46	0.25	0.47	0.72	(0.28)	(0.41)	—	(0.69)	11.49	6.42	0.49	0.10	2.21	2,816	30
8-31-2017	10.84	0.21	0.79	1.00	(0.25)	(0.13)	—	(0.38)	11.46	9.62	0.46	0.11	1.97	622	37
8-31-2016	10.17	0.26	0.61	0.87	(0.18)	(0.02)	—	(0.20)	10.84	8.78	0.50	0.16	2.53	108	18
8-31-2015	10.63	0.24	(0.55)	(0.31)	(0.14)	(0.01)	—	(0.15)	10.17	(2.96)	6.36	0.29	2.28	102	31
8-31-2014 [10]	10.00	0.18	0.81	0.99	(0.34)	(0.02)	—	(0.36)	10.63	10.19 [6]	26.19 [7]	0.36 [7]	2.19 [7]	106	68
CLASS 1
2-28-2019 [5]	11.48	0.19	(0.29)	(0.10)	(0.29)	(0.56)	—	(0.85)	10.53	(0.28) [6]	0.51 [7]	0.15 [7]	3.50 [7]	129,190	14
8-31-2018	11.46	0.28	0.42	0.70	(0.27)	(0.41)	—	(0.68)	11.48	6.28	0.52	0.15	2.44	141,470	30
8-31-2017	10.83	0.26	0.76	1.02	(0.26)	(0.13)	—	(0.39)	11.46	9.67	0.50	0.16	2.41	144,223	37
8-31-2016	10.17	0.24	0.62	0.86	(0.18)	(0.02)	—	(0.20)	10.83	8.62	0.53	0.21	2.35	120,211	18
8-31-2015	10.62	0.18	(0.48)	(0.30)	(0.14)	(0.01)	—	(0.15)	10.17	(2.91)	0.70	0.34	1.76	60,619	31
8-31-2014 [10]	10.00	0.09	0.89	0.98	(0.34)	(0.02)	—	(0.36)	10.62	10.07 [6]	10.03 [7]	0.41 [7]	1.13 [7]	2,147	68

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-19. Unaudited.
[6] Not annualized.
[7] Annualized.
[8] Period from 4-7-17 (relaunch date) to 8-31-17. Class R4 liquidated on 6-15-16, accordingly, there were no shares of this class outstanding 8-31-16.
[9] Portfolio turnover is shown for the period from 9-1-16 to 8-31-17.
[10] Period from 11-7-13 (commencement of operations) to 8-31-14.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	43

Financial highlights continued
Multi-Index 2015 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value,end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Multi-Index 2015 Lifetime Portfolio
CLASS R4
2-28-2019 [5]	11.07	0.18	(0.21)	(0.03)	(0.29)	(0.45)	—	(0.74)	10.30	0.14 [6]	0.92 [7]	0.27 [7]	3.45 [7]	48	15
8-31-2018	11.18	0.27	0.28	0.55	(0.28)	(0.38)	—	(0.66)	11.07	5.01	0.96	0.27	2.47	52	28
8-31-2017 [8]	10.74	0.07	0.37	0.44	—	—	—	—	11.18	4.10 [6]	0.88 [7]	0.29 [7]	1.48 [7]	52	47 [9]
8-31-2015	10.52	0.23	(0.54)	(0.31)	(0.10)	(0.01)	—	(0.11)	10.10	(2.94)	7.10	0.52	2.23	101	59
8-31-2014 [10]	10.00	0.17	0.70	0.87	(0.28)	(0.02)	(0.05)	(0.35)	10.52	8.89 [6]	28.39 [7]	0.64 [7]	2.09 [7]	105	108
CLASS R6
2-28-2019 [5]	11.07	0.17	(0.19)	(0.02)	(0.30)	(0.45)	—	(0.75)	10.30	0.32 [6]	0.67 [7]	0.10 [7]	3.23 [7]	3,191	15
8-31-2018	11.18	0.31	0.26	0.57	(0.30)	(0.38)	—	(0.68)	11.07	5.17	0.71	0.11	2.80	880	28
8-31-2017	10.74	0.24	0.59	0.83	(0.27)	(0.12)	—	(0.39)	11.18	8.04	0.63	0.12	2.26	383	47
8-31-2016	10.12	0.27	0.57	0.84	(0.19)	(0.03)	—	(0.22)	10.74	8.41	0.76	0.17	2.68	107	26
8-31-2015	10.53	0.25	(0.52)	(0.27)	(0.13)	(0.01)	—	(0.14)	10.12	(2.60)	6.92	0.33	2.42	101	59
8-31-2014 [10]	10.00	0.19	0.69	0.88	(0.28)	(0.02)	(0.05)	(0.35)	10.53	9.04 [6]	28.33 [7]	0.39 [7]	2.34 [7]	105	108
CLASS 1
2-28-2019 [5]	11.07	0.18	(0.20)	(0.02)	(0.30)	(0.45)	—	(0.75)	10.30	0.27 [6]	0.71 [7]	0.15 [7]	3.49 [7]	39,248	15
8-31-2018	11.18	0.28	0.28	0.56	(0.29)	(0.38)	—	(0.67)	11.07	5.12	0.75	0.16	2.56	42,181	28
8-31-2017	10.74	0.27	0.56	0.83	(0.27)	(0.12)	—	(0.39)	11.18	7.98	0.66	0.17	2.52	44,768	47
8-31-2016	10.11	0.25	0.59	0.84	(0.18)	(0.03)	—	(0.21)	10.74	8.47	0.79	0.22	2.47	46,862	26
8-31-2015	10.53	0.20	(0.49)	(0.29)	(0.12)	(0.01)	—	(0.13)	10.11	(2.75)	1.21	0.38	1.96	19,945	59
8-31-2014 [10]	10.00	0.09	0.79	0.88	(0.28)	(0.02)	(0.05)	(0.35)	10.53	9.03 [6]	12.09 [7]	0.44 [7]	1.13 [7]	1,675	108

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-19. Unaudited.
[6] Not annualized.
[7] Annualized.
[8] Period from 4-7-17 (relaunch date) to 8-31-17. Class R4 liquidated on 6-15-16, accordingly, there were no shares of this class outstanding 8-31-16.
[9] Portfolio turnover is shown for the period from 9-1-16 to 8-31-17.
[10] Period from 11-7-13 (commencement of operations) to 8-31-14.
44	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multi-Index 2010 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value,end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Multi-Index 2010 Lifetime Portfolio
CLASS R4
2-28-2019 [5]	10.81	0.18	(0.17)	0.01	(0.31)	(0.51)	—	(0.82)	10.00	0.58 [6]	1.11 [7]	0.27 [7]	3.49 [7]	47	20
8-31-2018	10.93	0.28	0.15	0.43	(0.28)	(0.27)	—	(0.55)	10.81	3.97	1.13	0.27	2.57	51	49
8-31-2017 [8]	10.53	0.07	0.33	0.40	—	—	—	—	10.93	3.80 [6]	1.04 [7]	0.29 [7]	1.62 [7]	52	52 [9]
8-31-2015	10.47	0.24	(0.49)	(0.25)	(0.12)	(0.01)	—	(0.13)	10.09	(2.46)	7.41	0.56	2.34	101	115
8-31-2014 [10]	10.00	0.17	0.63	0.80	(0.32)	(0.01)	—	(0.33)	10.47	8.25 [6]	24.42 [7]	0.67 [7]	2.04 [7]	105	12
CLASS R6
2-28-2019 [5]	10.83	0.17	(0.15)	0.02	(0.33)	(0.51)	—	(0.84)	10.01	0.67 [6]	0.86 [7]	0.11 [7]	3.41 [7]	1,900	20
8-31-2018	10.94	0.31	0.14	0.45	(0.29)	(0.27)	—	(0.56)	10.83	4.22	0.88	0.10	2.88	964	49
8-31-2017	10.68	0.16	0.56	0.72	(0.30)	(0.16)	—	(0.46)	10.94	6.98	0.79	0.13	1.59	1,953	52
8-31-2016	10.10	0.29	0.53	0.82	(0.18)	(0.06)	—	(0.24)	10.68	8.31	0.95	0.17	2.81	107	46
8-31-2015	10.48	0.26	(0.49)	(0.23)	(0.14)	(0.01)	—	(0.15)	10.10	(2.22)	7.31	0.38	2.54	101	115
8-31-2014 [10]	10.00	0.19	0.63	0.82	(0.33)	(0.01)	—	(0.34)	10.48	8.40 [6]	24.35 [7]	0.42 [7]	2.29 [7]	105	12
CLASS 1
2-28-2019 [5]	10.82	0.18	(0.17)	0.01	(0.32)	(0.51)	—	(0.83)	10.00	0.62 [6]	0.90 [7]	0.16 [7]	3.57 [7]	23,523	20
8-31-2018	10.93	0.29	0.16	0.45	(0.29)	(0.27)	—	(0.56)	10.82	4.17	0.92	0.15	2.67	28,723	49
8-31-2017	10.68	0.28	0.42	0.70	(0.29)	(0.16)	—	(0.45)	10.93	6.83	0.83	0.18	2.59	29,065	52
8-31-2016	10.09	0.27	0.56	0.83	(0.18)	(0.06)	—	(0.24)	10.68	8.36	0.99	0.22	2.64	29,563	46
8-31-2015	10.48	0.24	(0.48)	(0.24)	(0.14)	(0.01)	—	(0.15)	10.09	(2.36)	1.49	0.41	2.27	12,576	115
8-31-2014 [10]	10.00	0.12	0.70	0.82	(0.33)	(0.01)	—	(0.34)	10.48	8.39 [6]	8.07 [7]	0.47 [7]	1.46 [7]	3,311	12

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-19. Unaudited.
[6] Not annualized.
[7] Annualized.
[8] Period from 4-7-17 (relaunch date) to 8-31-17. Class R4 liquidated on 6-15-16, accordingly, there were no shares of this class outstanding 8-31-16.
[9] Portfolio turnover is shown for the period from 9-1-16 to 8-31-17.
[10] Period from 11-7-13 (commencement of operations) to 8-31-14.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	45

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Trust is a series company with multiple investment series, eleven of which (collectively, Multi-Index Lifetime Portfolios, or the portfolios, and each individually, the portfolio) are presented in the report. The portfolios are series of the Trust and operate as "funds of funds" that may invest in other series of the Trust, other funds in the John Hancock group of funds complex, non-John Hancock funds and certain other investments.

The portfolios may offer multiple classes of shares. The shares currently offered by the portfolios are detailed in the Statements of assets and liabilities. Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

The investment objective of each portfolio is to seek high total returns through each portfolio's target retirement dates, with a greater focus on income beyond the target dates. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

The accounting policies of the John Hancock underlying funds in which the portfolios investments are outlined in the underlying funds' shareholder reports, which include the underlying funds' financial statements, available without charge by calling 800-344-1029 or jhinvestments.com or on the Securities and Exchange Commission (SEC) website at sec.gov. The underlying funds are not covered by this report.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios' Valuation Policies and Procedures.

In order to value the securities, the portfolios use the following valuation techniques: Except for investments in exchange-traded funds (ETFs), investments by the portfolios in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. ETFs held by the portfolios are valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 28, 2019, all investments are categorized as Level 1 under the hierarchy described above

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Income and capital gain distributions from underlying funds are recorded on ex-date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The portfolios may lend their securities to earn additional income. They receive cash collateral from the borrower in an amount not less than the market value of the loaned securities. The portfolios will invest their collateral in JHCT, an affiliate of the portfolios, which has a floating NAV and is registered with the Securities and Exchange Commission as an investment company. JHCT invests in short-term money market investments. Each portfolio will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The portfolios have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the respective portfolios for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       46

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the portfolios could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The portfolios receives compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the portfolios is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.

Obligations to repay collateral received by the portfolios are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the value of ETFs loaned by the portfolios and the corresponding cash collateral received at February 28, 2019.

Fund	Market value of securities on loan	Cash collateral received
Multi-Index 2060 Lifetime Portfolio	$625,471	$640,670
Multi-Index 2055 Lifetime Portfolio	424,262	433,135
Multi-Index 2050 Lifetime Portfolio	3,280,400	3,360,235
Multi-Index 2045 Lifetime Portfolio	7,420,116	7,570,840
Multi-Index 2040 Lifetime Portfolio	1,732,284	1,767,748
Multi-Index 2035 Lifetime Portfolio	12,674,417	12,949,670
Multi-Index 2030 Lifetime Portfolio	11,113,333	11,356,213
Multi-Index 2025 Lifetime Portfolio	15,242,689	15,574,045
Multi-Index 2020 Lifetime Portfolio	18,403,018	18,779,047
Multi-Index 2015 Lifetime Portfolio	1,259,857	1,286,685
Multi-Index 2010 Lifetime Portfolio	987,888	1,008,740

Line of credit. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios' custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statements of assets and liabilities.

The portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the portfolios can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating portfolio based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statements of operations. For the six months ended February 28, 2019, the portfolios had no borrowings under the line of credit.

Commitment fees for the six months ended February 28, 2019 were as follow:

Portfolio	Commitment fee
Multi-Index 2060 Lifetime Portfolio	$993
Multi-Index 2055 Lifetime Portfolio	1,048
Multi-Index 2050 Lifetime Portfolio	1,081
Multi-Index 2045 Lifetime Portfolio	1,128
Multi-Index 2040 Lifetime Portfolio	1,155
Multi-Index 2035 Lifetime Portfolio	1,192
Multi-Index 2030 Lifetime Portfolio	1,216
Multi-Index 2025 Lifetime Portfolio	1,198
Multi-Index 2020 Lifetime Portfolio	1,124
Multi-Index 2015 Lifetime Portfolio	1,022
Multi-Index 2010 Lifetime Portfolio	1,007

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       47

Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2018, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

For federal income tax purposes, the costs of investments owned on February 28, 2019 were as follows:

Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Multi-Index 2060 Lifetime Portfolio	$23,590,370	$342,314	($1,797,451)	($1,455,137)
Multi-Index 2055 Lifetime Portfolio	78,327,557	2,915,725	(5,660,693)	(2,744,968)
Multi-Index 2050 Lifetime Portfolio	119,230,062	4,126,984	(8,780,865)	(4,653,881)
Multi-Index 2045 Lifetime Portfolio	172,130,343	6,004,487	(12,857,588)	(6,853,101)
Multi-Index 2040 Lifetime Portfolio	190,061,371	7,533,099	(14,023,042)	(6,489,943)
Multi-Index 2035 Lifetime Portfolio	234,931,191	8,813,552	(15,565,722)	(6,752,170)
Multi-Index 2030 Lifetime Portfolio	247,792,542	9,197,701	(14,498,828)	(5,301,127)
Multi-Index 2025 Lifetime Portfolio	229,252,118	7,644,962	(11,558,810)	(3,913,848)
Multi-Index 2020 Lifetime Portfolio	158,503,061	4,345,195	(6,672,788)	(2,327,593)
Multi-Index 2015 Lifetime Portfolio	44,116,158	777,353	(1,032,911)	(255,558)
Multi-Index 2010 Lifetime Portfolio	27,451,450	493,498	(1,195,694)	(702,196)

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually.

Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios' financial statements as a return of capital. The final determination of tax characteristics of the portfolios' distribution will occur at the end of the year and will subsequently be reported to shareholders. Short-term gains from underlying funds are treated as ordinary income for tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, wholly owned subsidiaries of MFC.

Management fee. Each portfolio pays the Advisor a management fee for its services to the portfolio. The management fee has two components: (1) a fee on assets invested in a fund of the Trust or John Hancock Funds III (JHF III) (Assets in a fund of the Trust or JHF III); and (2) a fee on assets invested in investments other than a fund of the Trust or JHF III (Other assets). Prior to January 1, 2019, the Advisor had subadvisory agreements with John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited (JHAM NA) and John Hancock Asset Management a division of Manulife Asset Management (US) LLC (JHAM US), both indirectly wholly owned subsidiaries of MFC and affiliates of the Advisor. Effective January 1, 2019, JHAM US acts as the portfolios' sole subadvisor. The portfolios are not responsible for payment of the subadvisory fees.

Management fees are determined in accordance with the following schedule:

	First $7.5 billion of aggregate net assets	Excess over $7.5 billion of aggregate net assets
Assets in a fund of the Trust or JHF III	0.060%	0.050%
Other assets	0.510%	0.500%

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Expense reimbursements. The Advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the portfolios to the extent they exceed 0.00% of the average net assets attributable to the class. This expense limitation agreement expires on December 31, 2019, unless renewed by mutual agreement of the portfolios and the advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to reduce its management fees or if necessary, make payment to the portfolio in an amount by which certain expenses including underlying fund expenses (Acquired fund fees), exceed the amount indicated below of the respective portfolio's average net assets. This agreement expires on December 31, 2019, unless renewed by mutual agreement of the portfolio and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Portfolio		Portfolio
Multi-Index 2060 Lifetime Portfolio	0.36%	Multi-Index 2030 Lifetime Portfolio	0.37%
Multi-Index 2055 Lifetime Portfolio	0.36%	Multi-Index 2025 Lifetime Portfolio	0.39%
Multi-Index 2050 Lifetime Portfolio	0.36%	Multi-Index 2020 Lifetime Portfolio	0.38%
Multi-Index 2045 Lifetime Portfolio	0.36%	Multi-Index 2015 Lifetime Portfolio	0.37%
Multi-Index 2040 Lifetime Portfolio	0.36%	Multi-Index 2010 Lifetime Portfolio	0.35%
Multi-Index 2035 Lifetime Portfolio	0.36%

Payments under this arrangement are intended to reimburse the portfolios for a portion of the indirect net expenses associated with the portfolios' investments in underlying funds. Amounts received in excess of portfolio level operating expenses are included as Other income received from advisor in the Statements of operations.

Prior to January 1, 2019, the Advisor had contractually agreed to waive its management fees and/or reimburse certain expenses including underlying fund expenses to reduce the total annual portfolio operating expenses by the amount indicated below of the respective portfolio's average net assets.

Portfolio		Portfolio
Multi-Index 2060 Lifetime Portfolio	0.29%	Multi-Index 2030 Lifetime Portfolio	0.29%
Multi-Index 2055 Lifetime Portfolio	0.29%	Multi-Index 2025 Lifetime Portfolio	0.29%
Multi-Index 2050 Lifetime Portfolio	0.29%	Multi-Index 2020 Lifetime Portfolio	0.31%
Multi-Index 2045 Lifetime Portfolio	0.29%	Multi-Index 2015 Lifetime Portfolio	0.33%
Multi-Index 2040 Lifetime Portfolio	0.29%	Multi-Index 2010 Lifetime Portfolio	0.35%
Multi-Index 2035 Lifetime Portfolio	0.30%

Payments under this arrangement are intended to reimburse the portfolios for a portion of the indirect net expenses associated with the portfolios' investment in underlying funds. Amounts received in excess of portfolio level operating expenses are included as Other income received from advisor in the Statements of operations.

The Advisor has voluntarily agreed to waive its management fee for each portfolio so that the aggregate management fee retained by the Advisor with respect to both the portfolio and its underlying investments (after payment of subadvisory fees) does not exceed 0.51% of the portfolio's first $7.5 billion of average net assets and 0.50% of the portfolio's average net assets in excess of $7.5 billion. The Advisor may terminate this voluntary waiver at any time upon notice to the Trust.

For the six months ended February 28, 2019, the expense reductions under these agreements amounted to the following and are reflected as a reduction of total expenses in the Statements of operations:

	Expense Reimbursement by Class
Portfolio	Class R4	Class R6	Class 1	Total
Multi-Index 2060 Lifetime Portfolio	$233	$5,279	$74,104	$79,616
Multi-Index 2055 Lifetime Portfolio	105	11,275	132,183	143,563
Multi-Index 2050 Lifetime Portfolio	172	35,031	150,207	185,410
Multi-Index 2045 Lifetime Portfolio	88	57,020	184,036	241,144
Multi-Index 2040 Lifetime Portfolio	82	48,207	231,821	280,110
Multi-Index 2035 Lifetime Portfolio	85	44,314	289,041	333,440
Multi-Index 2030 Lifetime Portfolio	79	19,790	331,294	351,163
Multi-Index 2025 Lifetime Portfolio	79	12,159	310,282	322,520
Multi-Index 2020 Lifetime Portfolio	104	9,881	236,453	246,438
Multi-Index 2015 Lifetime Portfolio	135	5,182	111,088	116,405
Multi-Index 2010 Lifetime Portfolio	179	4,987	89,803	94,969

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2019, were equivalent to a net annual effective rate of 0.00% of the portfolios' average daily net assets, except for Multi-Index 2025 Lifetime Portfolio, which is 0.01%.

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       49

accounting and legal services fees incurred for the six months ended February 28, 2019 amounted to an annual rate of 0.02% of the portfolios' average daily net assets.

Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans with respect to Class 1 and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. In addition, under a service plan for Class R4 shares, the portfolios pay for certain other services. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios' shares.

Class	Rule 12b-1 fee	Service fee
Class 1	0.05%	—
Class R4	0.25%	0.10%

The portfolios' Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2019, unless renewed by mutual agreement of the portfolios and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to the following for Class R4 shares for the six months ended February 28, 2019:

Portfolio	Class R4
Multi-Index 2060 Lifetime Portfolio	$26
Multi-Index 2055 Lifetime Portfolio	25
Multi-Index 2050 Lifetime Portfolio	47
Multi-Index 2045 Lifetime Portfolio	27
Multi-Index 2040 Lifetime Portfolio	25
Multi-Index 2035 Lifetime Portfolio	26
Multi-Index 2030 Lifetime Portfolio	25
Multi-Index 2025 Lifetime Portfolio	25
Multi-Index 2020 Lifetime Portfolio	29
Multi-Index 2015 Lifetime Portfolio	24
Multi-Index 2010 Lifetime Portfolio	24

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 28, 2019 were:

Portfolio	Class	Distribution and service fees	Transfer agent fees
Multi-Index 2060 Lifetime Portfolio	Class R4	$65	$4
	Class R6	—	79
	Class 1	4,179	—
	Total	$4,244	$83
Multi-Index 2055 Lifetime Portfolio	Class R4	$63	$4
	Class R6	—	351
	Class 1	15,976	—
	Total	$16,039	$355
Multi-Index 2050 Lifetime Portfolio	Class R4	$119	$6
	Class R6	—	1,251
	Class 1	20,936	—
	Total	$21,055	$1,257
Multi-Index 2045 Lifetime Portfolio	Class R4	$67	$4
	Class R6	—	2,214
	Class 1	28,001	—
	Total	$28,068	$2,218
Multi-Index 2040 Lifetime Portfolio	Class R4	$63	$4
	Class R6	—	1,901
	Class 1	35,826	—
	Total	$35,889	$1,905

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       50

Portfolio	Class	Distribution and service fees	Transfer agent fees
Multi-Index 2035 Lifetime Portfolio	Class R4	$66	$3
	Class R6	—	1,751
	Class 1	44,765	—
	Total	$44,831	$1,754
Multi-Index 2030 Lifetime Portfolio	Class R4	$63	$4
	Class R6	—	807
	Class 1	53,224	—
	Total	$53,287	$811
Multi-Index 2025 Lifetime Portfolio	Class R4	$62	$4
	Class R6	—	493
	Class 1	49,450	—
	Total	$49,512	$497
Multi-Index 2020 Lifetime Portfolio	Class R4	$72	$4
	Class R6	—	351
	Class 1	32,873	—
	Total	$32,945	$355
Multi-Index 2015 Lifetime Portfolio	Class R4	$61	$3
	Class R6	—	122
	Class 1	9,989	—
	Total	$10,050	$125
Multi-Index 2010 Lifetime Portfolio	Class R4	$60	$3
	Class R6	—	89
	Class 1	6,088	—
	Total	$6,148	$92

Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the portfolios based on their net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Portfolio share transactions

Transactions in portfolios shares for the six months ended February 28, 2019 and for the year ended August 31, 2018 were as follows:

Multi-Index 2060 Lifetime Portfolio

		Six months ended 2-28-19		Year ended 8-31-18
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	95,571	$1,144,856	123,200	$1,552,144
Distributions reinvested	8,374	88,095	1,733	21,449
Repurchased	(20,882)	(256,398)	(67,036)	(831,241)
Net increase	83,063	$976,553	57,897	$742,352
Class 1 shares
Sold	456,959	$5,469,262	792,100	$9,963,102
Distributions reinvested	103,313	1,086,850	27,729	343,280
Repurchased	(81,778)	(936,486)	(116,738)	(1,434,238)
Net increase	478,494	$5,619,626	703,091	$8,872,144
Total net increase	561,557	$6,596,179	760,988	$9,614,496

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       51

Multi-Index 2055 Lifetime Portfolio

		Six months ended 2-28-19		Year ended 8-31-18
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	185	$1,976	—	—
Net increase	185	$1,976	—	—
Class R6 shares
Sold	405,601	$4,755,598	268,438	$3,357,048
Distributions reinvested	54,163	542,717	10,892	132,992
Repurchased	(122,567)	(1,490,023)	(72,137)	(900,336)
Net increase	337,197	$3,808,292	207,193	$2,589,704
Class 1 shares
Sold	537,085	$6,200,181	1,153,803	$14,372,920
Distributions reinvested	587,868	5,896,320	308,801	3,773,550
Repurchased	(375,118)	(4,087,494)	(592,683)	(7,454,324)
Net increase	749,835	$8,009,007	869,921	$10,692,146
Total net increase	1,087,217	$11,819,275	1,077,114	$13,281,850

Multi-Index 2050 Lifetime Portfolio

		Six months ended 2-28-19		Year ended 8-31-18
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	21,601	$232,879	—	—
Net increase	21,601	$232,879	—	—
Class R6 shares
Sold	655,274	$7,705,013	750,772	$9,521,961
Distributions reinvested	177,200	1,795,031	57,361	707,837
Repurchased	(272,416)	(3,218,472)	(201,842)	(2,562,351)
Net increase	560,058	$6,281,572	606,291	$7,667,447
Class 1 shares
Sold	650,359	$7,572,216	1,424,910	$17,950,458
Distributions reinvested	753,345	7,638,917	387,495	4,785,569
Repurchased	(586,915)	(6,662,981)	(650,180)	(8,182,124)
Net increase	816,789	$8,548,152	1,162,225	$14,553,903
Total net increase	1,398,448	$15,062,603	1,768,516	$22,221,350

Multi-Index 2045 Lifetime Portfolio

		Six months ended 2-28-19		Year ended 8-31-18
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	1,710	$18,246	—	—
Net increase	1,710	$18,246	—	—
Class R6 shares
Sold	1,131,613	$13,241,426	842,304	$10,554,122
Distributions reinvested	322,311	3,236,000	122,219	1,498,402
Repurchased	(302,436)	(3,674,771)	(203,717)	(2,551,678)
Net increase	1,151,488	$12,802,655	760,806	$9,500,846

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       52

		Six months ended 2-28-19		Year ended 8-31-18
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	659,117	$7,667,278	1,520,117	$18,990,087
Distributions reinvested	1,041,942	10,461,095	568,705	6,972,321
Repurchased	(931,137)	(10,797,590)	(772,545)	(9,759,322)
Net increase	769,922	$7,330,783	1,316,277	$16,203,086
Total net increase	1,923,120	$20,151,684	2,077,083	$25,703,932

Multi-Index 2040 Lifetime Portfolio

		Six months ended 2-28-19		Year ended 8-31-18
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	260	$2,773	—	—
Net increase	260	$2,773	—	—
Class R6 shares
Sold	823,640	$9,656,215	822,543	$10,311,394
Distributions reinvested	287,029	2,881,773	112,026	1,377,924
Repurchased	(234,647)	(2,723,180)	(468,237)	(5,940,173)
Net increase	876,022	$9,814,808	466,332	$5,749,145
Class 1 shares
Sold	798,347	$9,354,976	1,503,323	$18,789,876
Distributions reinvested	1,389,927	13,954,863	713,561	8,776,796
Repurchased	(853,192)	(9,714,422)	(1,040,786)	(13,087,112)
Net increase	1,335,082	$13,595,417	1,176,098	$14,479,560
Total net increase	2,211,364	$23,412,998	1,642,430	$20,228,705

Multi-Index 2035 Lifetime Portfolio

		Six months ended 2-28-19		Year ended 8-31-18
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	1,369	$14,477	—	—
Net increase	1,369	$14,477	—	—
Class R6 shares
Sold	1,329,652	$15,449,565	612,092	$7,481,706
Distributions reinvested	269,486	2,689,468	86,670	1,046,109
Repurchased	(211,273)	(2,381,723)	(211,515)	(2,615,610)
Net increase	1,387,865	$15,757,310	487,247	$5,912,205
Class 1 shares
Sold	766,537	$8,777,678	1,934,824	$23,697,469
Distributions reinvested	1,643,804	16,405,162	961,506	11,605,377
Repurchased	(1,636,082)	(18,795,003)	(1,341,682)	(16,592,310)
Net increase	774,259	$6,387,837	1,554,648	$18,710,536
Total net increase	2,163,493	$22,159,624	2,041,895	$24,622,741

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       53

Multi-Index 2030 Lifetime Portfolio

		Six months ended 2-28-19		Year ended 8-31-18
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	536	$5,628	—	—
Net increase	536	$5,628	—	—
Class R6 shares
Sold	1,050,700	$12,021,620	449,905	$5,422,691
Distributions reinvested	133,025	1,322,270	30,401	359,336
Repurchased	(139,073)	(1,519,932)	(332,598)	(4,045,349)
Net increase	1,044,652	$11,823,958	147,708	$1,736,678
Class 1 shares
Sold	894,908	$10,072,478	2,261,337	$27,099,571
Distributions reinvested	1,850,723	18,396,185	1,184,463	14,000,350
Repurchased	(2,053,907)	(22,694,497)	(1,842,699)	(22,277,824)
Net increase	691,724	$5,774,166	1,603,101	$18,822,097
Total net increase	1,736,912	$17,603,752	1,750,809	$20,558,775

Multi-Index 2025 Lifetime Portfolio

		Six months ended 2-28-19		Year ended 8-31-18
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	217	$2,250	—	—
Net increase	217	$2,250	—	—
Class R6 shares
Sold	826,845	$9,029,082	319,608	$3,791,464
Distributions reinvested	67,376	663,657	22,576	260,747
Repurchased	(107,184)	(1,168,483)	(211,718)	(2,513,422)
Net increase	787,037	$8,524,256	130,466	$1,538,789
Class 1 shares
Sold	606,360	$6,638,257	2,197,082	$25,760,077
Distributions reinvested	1,674,065	16,489,542	1,097,494	12,665,076
Repurchased	(2,031,999)	(22,445,757)	(2,055,746)	(24,287,789)
Net increase	248,426	$682,042	1,238,830	$14,137,364
Total net increase	1,035,680	$9,208,548	1,369,296	$15,676,153

Multi-Index 2020 Lifetime Portfolio

		Six months ended 2-28-19		Year ended 8-31-18
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	4,617	$47,092	—	—
Net increase	4,617	$47,092	—	—
Class R6 shares
Sold	563,089	$6,088,731	346,780	$3,951,871
Distributions reinvested	47,830	467,775	8,694	97,721
Repurchased	(93,893)	(1,013,524)	(164,699)	(1,865,085)
Net increase	517,026	$5,542,982	190,775	$2,184,507

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       54

		Six months ended 2-28-19		Year ended 8-31-18
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	361,991	$3,973,435	1,459,523	$16,675,753
Distributions reinvested	1,034,946	10,111,423	751,906	8,443,902
Repurchased	(1,445,735)	(15,493,384)	(2,481,960)	(28,239,370)
Net decrease	(48,798)	$(1,408,526)	(270,531)	$(3,119,715)
Total net increase (decrease)	472,845	$4,181,548	(79,756)	$(935,208)

Multi-Index 2015 Lifetime Portfolio

		Six months ended 2-28-19		Year ended 8-31-18
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	298,119	$3,098,641	143,520	$1,596,283
Distributions reinvested	13,902	134,018	6,141	66,754
Repurchased	(81,666)	(859,652)	(104,439)	(1,152,792)
Net increase	230,355	$2,373,007	45,222	$510,245
Class 1 shares
Sold	171,703	$1,795,452	432,830	$4,772,059
Distributions reinvested	286,098	2,757,989	237,280	2,579,231
Repurchased	(457,247)	(4,755,031)	(864,074)	(9,520,269)
Net increase (decrease)	554	$(201,590)	(193,964)	$(2,168,979)
Total net increase (decrease)	230,909	$2,171,417	(148,742)	$(1,658,734)

There were no share transactions for Class R4 for six months ended February 28, 2019 and year ended August 31, 2018.

Multi-Index 2010 Lifetime Portfolio

		Six months ended 2-28-19		Year ended 8-31-18
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	160,679	$1,622,072	65,837	$697,000
Distributions reinvested	10,976	103,391	8,298	88,623
Repurchased	(70,787)	(725,811)	(163,585)	(1,749,356)
Net increase (decrease)	100,868	$999,652	(89,450)	$(963,733)
Class 1 shares
Sold	223,268	$2,343,547	872,236	$9,352,313
Distributions reinvested	199,731	1,879,472	132,764	1,416,593
Repurchased	(725,909)	(7,627,009)	(1,008,229)	(10,856,886)
Net decrease	(302,910)	$(3,403,990)	(3,229)	$(87,980)
Total net decrease	(202,042)	$(2,404,338)	(92,679)	$(1,051,713)

There were no share transactions for Class R4 for six months ended February 28, 2019 and year ended August 31, 2018.

Affiliates of the Trust owned shares of the following classes of the portfolios on February 28, 2019. Such concentration of shareholders' capital could have a material effect on the portfolio if such shareholders redeem from the portfolio.

Portfolio	Class	% by Class
Multi-Index 2060 Lifetime Portfolio	R4	100%
Multi-Index 2060 Lifetime Portfolio	1	100%
Multi-Index 2055 Lifetime Portfolio	R4	96%
Multi-Index 2055 Lifetime Portfolio	1	100%
Multi-Index 2050 Lifetime Portfolio	R4	17%
Multi-Index 2050 Lifetime Portfolio	1	100%
Multi-Index 2045 Lifetime Portfolio	R4	72%
Multi-Index 2045 Lifetime Portfolio	1	100%
Multi-Index 2040 Lifetime Portfolio	R4	94%
Multi-Index 2040 Lifetime Portfolio	1	100%

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       55

Portfolio	Class	% by Class
Multi-Index 2035 Lifetime Portfolio	R4	76%
Multi-Index 2035 Lifetime Portfolio	1	100%
Multi-Index 2030 Lifetime Portfolio	R4	89%
Multi-Index 2030 Lifetime Portfolio	1	100%
Multi-Index 2025 Lifetime Portfolio	R4	95%
Multi-Index 2025 Lifetime Portfolio	1	100%
Multi-Index 2020 Lifetime Portfolio	R4	50%
Multi-Index 2020 Lifetime Portfolio	1	100%
Multi-Index 2015 Lifetime Portfolio	R4	100%
Multi-Index 2015 Lifetime Portfolio	1	100%
Multi-Index 2010 Lifetime Portfolio	R4	100%
Multi-Index 2010 Lifetime Portfolio	1	100%

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to the following for the six months ended February 28, 2019:

Portfolio	Purchases	Sales
Multi-Index 2060 Lifetime Portfolio	$8,762,309	$1,500,372
Multi-Index 2055 Lifetime Portfolio	19,146,455	6,865,722
Multi-Index 2050 Lifetime Portfolio	26,896,761	11,421,560
Multi-Index 2045 Lifetime Portfolio	36,993,575	16,735,053
Multi-Index 2040 Lifetime Portfolio	39,499,502	16,730,785
Multi-Index 2035 Lifetime Portfolio	45,768,038	24,270,670
Multi-Index 2030 Lifetime Portfolio	44,963,390	28,336,633
Multi-Index 2025 Lifetime Portfolio	33,711,849	27,283,646
Multi-Index 2020 Lifetime Portfolio	21,598,579	19,725,039
Multi-Index 2015 Lifetime Portfolio	7,831,013	6,233,653
Multi-Index 2010 Lifetime Portfolio	5,277,787	8,223,394

Note 7 — Investment in affiliated underlying funds

The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios' investment may represent a significant portion of each underlying fund's net assets. At February 28, 2019, the portfolios did not hold 5% or more of the net assets of the underlying funds.

Information regarding each portfolio's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Multi-Index 2060 Lifetime Portfolio
John Hancock Collateral Trust*	3,668	255,794	(195,437)	64,025	—	—	$68	$18	$640,702
Strategic Equity Allocation	719,451	537,483	(62,333)	1,194,601	$219,526	$1,495,684	(272,760)	(1,705,662)	13,045,038
					$219,526	$1,495,684	($272,692)	($1,705,644)	$13,685,740
Multi-Index 2055 Lifetime Portfolio
John Hancock Collateral Trust*	17,238	1,427,909	(1,401,808)	43,339	—	—	$260	$88	$433,701
Strategic Equity Allocation	3,155,665	1,285,709	(266,698)	4,174,676	$812,701	$5,537,140	(979,082)	(6,806,211)	45,587,459
					$812,701	$5,537,140	($978,822)	($6,806,123)	$46,021,160
Multi-Index 2050 Lifetime Portfolio
John Hancock Collateral Trust*	49,917	3,706,937	(3,421,061)	335,793	—	—	($77)	$88	$3,360,311
Strategic Equity Allocation	4,771,059	1,832,641	(430,536)	6,173,164	$1,193,152	$8,129,250	(1,460,325)	(10,042,117)	67,410,955
					$1,193,152	$8,129,250	($1,460,402)	($10,042,029)	$70,771,266

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       56

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Multi-Index 2045 Lifetime Portfolio
John Hancock Collateral Trust*	37,044	4,287,538	(3,568,007)	756,575	—	—	$19	$260	$7,571,119
Strategic Equity Allocation	6,842,445	2,487,084	(557,798)	8,771,731	$1,682,897	$11,466,005	(1,517,410)	(14,723,202)	95,787,306
					$1,682,897	$11,466,005	($1,517,391)	($14,722,942)	$103,358,425
Multi-Index 2040 Lifetime Portfolio
John Hancock Collateral Trust*	52,449	6,133,588	(6,009,333)	176,704	—	—	$61	$487	$1,768,296
Strategic Equity Allocation	7,729,740	2,711,896	(573,281)	9,868,355	$1,936,469	$13,193,661	(1,912,784)	(16,797,006)	107,762,433
					$1,936,469	$13,193,661	($1,912,723)	($16,796,519)	$109,530,729
Multi-Index 2035 Lifetime Portfolio
John Hancock Collateral Trust*	174,014	6,724,081	(5,603,801)	1,294,294	—	—	$1,550	$753	$12,952,128
Strategic Equity Allocation	8,674,471	2,882,606	(806,064)	10,751,013	$2,129,876	$14,511,390	(2,043,626)	(18,590,444)	117,401,066
					$2,129,876	$14,511,390	($2,042,076)	($18,589,691)	$130,353,194
Multi-Index 2030 Lifetime Portfolio
John Hancock Collateral Trust*	493,092	7,362,491	(6,720,593)	1,134,990	—	—	$360	$1,724	$11,357,960
Strategic Equity Allocation	8,346,865	2,777,999	(861,542)	10,263,322	$2,092,456	$14,256,439	(2,351,539)	(17,842,897)	112,075,474
					$2,092,456	$14,256,439	($2,351,179)	($17,841,173)	$123,433,434
Multi-Index 2025 Lifetime Portfolio
John Hancock Collateral Trust*	477,476	9,569,220	(8,490,156)	1,556,540	—	—	($113)	$1,851	$15,576,453
Strategic Equity Allocation	6,628,764	2,041,802	(801,698)	7,868,868	$1,578,455	$10,754,416	(1,806,373)	(13,631,009)	85,928,042
					$1,578,455	$10,754,416	($1,806,486)	($13,629,158)	$101,504,495
Multi-Index 2020 Lifetime Portfolio
John Hancock Collateral Trust*	407,863	7,255,466	(5,786,376)	1,876,953	—	—	$232	$3,191	$18,782,861
Strategic Equity Allocation	3,553,643	1,180,536	(556,099)	4,178,080	$869,223	$5,922,238	(1,251,583)	(7,209,520)	45,624,636
					$869,223	$5,922,238	($1,251,351)	($7,206,329)	$64,407,497
Multi-Index 2015 Lifetime Portfolio
John Hancock Collateral Trust*	135,707	1,733,544	(1,740,587)	128,664	—	—	$337	$527	$1,287,549
Strategic Equity Allocation	873,149	307,923	(113,722)	1,067,350	$216,400	$1,474,391	(334,469)	(1,754,695)	11,655,457
					$216,400	$1,474,391	($334,132)	($1,754,168)	$12,943,006
Multi-Index 2010 Lifetime Portfolio
John Hancock Collateral Trust*	107,465	1,018,646	(1,025,249)	100,862	—	—	$186	$321	$1,009,337
Strategic Equity Allocation	501,867	188,915	(156,165)	534,617	$112,002	$763,096	(104,996)	(986,704)	5,838,019
					$112,002	$763,096	($104,810)	($986,383)	$6,847,356
*Refer to the Securities lending note within Note 2 for details regarding this investment.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       57

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler**
Secretary and Chief Legal Officer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Portfolio Managers

Nathan W. Thooft, CFA
Robert E. Sykes, CFA

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee
#Effective 6-19-18

**Effective 9-13-18

The portfolios' proxy voting policies and procedures, as well as the portfolio proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the portfolios' holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The portfolios' Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your portfolio, as well as monthly portfolio holdings, and other portfolio details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS       58

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

Greater China Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Disciplined Alternative Yield

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Infrastructure

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach: We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Multi-Index Lifetime Portfolio. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF767025	RL2SA 2/19 4/19

John Hancock

Multi-Index Preservation Portfolios

Semiannual report 2/28/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investments at 888-972-8696 (Class R1, Class R2, Class R4, Class R6, and Class 1 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investments or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investments or your financial intermediary.

A message to shareholders

Dear shareholder,

The six months ended February 28, 2019 were challenging for equity investors as stock markets across many major economies worldwide posted losses, despite rebounding during the first few months of the new year. In the United States, new tariffs on a range of imports and heightened fears of a full-blown trade war with China weighed on investor sentiment despite relatively supportive U.S. economic fundamentals. Looking overseas, global economic growth slowed somewhat in the latter half of 2018, and international markets faced some challenging headwinds that may not abate in the near future.

The turbulence extended to the fixed-income market, with performance varying widely between short- and long-term debt, as concerns about the strength of the broader global economy and the durability of the now decade-old bull market led investors to dial back risk exposures. Many alternative investments—such as options-based, absolute return, and multi-strategy funds—generated a relatively narrow range of muted to slightly negative returns. As a general rule, most alternative asset classes held up better than equity markets, although not as well as bond markets for the period.

Your best resource in unpredictable and volatile markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee investment returns and does not eliminate risk of loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Multi-Index Preservation Portfolios

2	Multi-Index Preservation Portfolios at a glance
3	Portfolio summary
4	Multi-Index 2060 Preservation Portfolio
5	Multi-Index 2055 Preservation Portfolio
6	Multi-Index 2050 Preservation Portfolio
7	Multi-Index 2045 Preservation Portfolio
8	Multi-Index 2040 Preservation Portfolio
9	Multi-Index 2035 Preservation Portfolio
10	Multi-Index 2030 Preservation Portfolio
11	Multi-Index 2025 Preservation Portfolio
12	Multi-Index 2020 Preservation Portfolio
13	Multi-Index Income Preservation Portfolio
14	Your expenses
18	Portfolios' investments
24	Financial statements
34	Financial highlights
44	Notes to financial statements
58	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       1

Multi-Index Preservation Portfolios at a glance

A SIMPLE, STRATEGIC PATH TO HELP YOU REACH YOUR RETIREMENT GOALS

Multi-Index Preservation Portfolios make diversification easy because the asset mix of each portfolio automatically changes over time.

•	Portfolios with dates further off initially invest more aggressively in stock funds.
•	As a portfolio approaches its target date,[1] the allocation will gradually migrate to a more conservative mix to lessen risk and narrow the range of possible outcomes at the retirement date.
•	On reaching the retirement date, the allocation ceases to shift; we expect that the participant may then wish to use the savings to seek a retirement income solution.

JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS—AUTOMATICALLY ADJUST OVER TIME2

The chart below illustrates how the asset allocation mix of John Hancock Multi-Index Preservation Portfolio adjusts over time.

The principal value of each portfolio is not guaranteed and you could lose money at any time, including at or after the target date.

1 Based on an estimated retirement date.

2 Allocations may vary as a result of market activity or cash allocations held during unusual market or economic conditions.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       2

Portfolio summary

MULTI-INDEX 2060-2020 AND INCOME PRESERVATION PORTFOLIOS' CLASS 1 SHARE RETURNS (%)

For the six months ended 2/28/19

MARKET INDEX TOTAL RETURNS

For the six months ended 2/28/19

U.S. Stocks	S&P 500 Index	-3.04%
	Russell Midcap Index	-2.84%
	Russell 2000 Index	-8.86%
	FTSE NAREIT All Equity REIT Index	3.18%
International Stocks	MSCI EAFE Index	-3.58%
	MSCI Emerging Markets Index	0.33%
	MSCI EAFE Small Cap Index	-7.92%
Fixed Income	Bloomberg Barclays U.S. Aggregate Bond Index	1.99%
	ICE Bank of America Merrill Lynch U.S. High Yield Index	1.98%
	JPMorgan Global Government Bonds Unhedged Index	1.30%

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       3

Multi-Index 2060 Preservation Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2060 Preservation Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Index 3 is 57.40% Russell 3000 Index, 24.60% MSCI ACWI ex-USA Index, 18.00% Bloomberg Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated Investment Companies	69.0
Large Blend	68.2
Short-Term Bond	0.8
Unaffiliated Investment Companies/ Exchange Traded Funds	27.3
Fixed Income	16.5
Equity	10.8
Short-term investments	3.7

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-28-19 (%)

	Class R1[1]	Class R2[1]	Class R4[1]	Class R6[1]	Class 1[1]	Index 1	Index 2	Index 3
Inception	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16
Average annual total returns
1-year	0.63	0.90	0.94	1.12	1.08	4.68	3.17	2.02
Since inception	9.07	9.35	9.46	9.63	9.58	13.25	1.49	10.19
Cumulative returns
6-months	-2.48	-2.30	-2.25	-2.23	-2.20	-3.04	1.99	-2.11
Since inception	28.85	29.84	30.22	30.82	30.65	43.81	4.42	32.78

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.84	1.59	1.44	1.09	1.13
Net (%)	1.13	0.88	0.63	0.37	0.42

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors, as described in the portfolio's prospectuses.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       4

Multi-Index 2055 Preservation Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2055 Preservation Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Index 3 is 57.40% Russell 3000 Index, 24.60% MSCI ACWI ex-USA Index, 18.00% Bloomberg Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated Investment Companies	67.0
Large Blend	66.2
Short-Term Bond	0.8
Unaffiliated Investment Companies/ Exchange Traded Funds	26.7
Fixed Income	16.1
Equity	10.6
Short-term investments	6.3

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-28-19 (%)

	Class R1[1]	Class R2[1]	Class R4[1]	Class R6[1]	Class 1[1]	Index 1	Index 2	Index 3
Inception	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14
Average annual total returns
1-year	0.59	0.74	0.99	1.08	1.12	4.68	3.17	2.02
Since inception	6.16	6.41	6.58	6.74	6.70	10.72	2.41	7.16
Cumulative returns
6-months	-2.47	-2.40	-2.24	-2.23	-2.27	-3.04	1.99	-2.11
Since inception	34.30	35.84	36.94	37.97	37.66	65.25	12.48	40.64

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.48	1.23	1.08	0.73	0.76
Net (%)	1.15	0.90	0.65	0.38	0.43

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       5

Multi-Index 2050 Preservation Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2050 Preservation Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Index 3 is 57.40% Russell 3000 Index, 24.60% MSCI ACWI ex-USA Index, 18.00% Bloomberg Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated Investment Companies	69.0
Large Blend	68.2
Short-Term Bond	0.8
Unaffiliated Investment Companies/ Exchange Traded Funds	27.4
Fixed Income	16.5
Equity	10.9
Short-term investments	3.6

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-28-19 (%)

	Class R1[1,2]	Class R2[1,2]	Class R4[1,2]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Inception	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11
Average annual total returns
1-year	0.35	0.64	0.96	1.07	1.09	4.68	3.17	2.02
5-year	5.75	6.04	6.27	6.47	6.44	10.67	2.32	6.95
Since inception	6.72	6.95	7.14	7.33	7.30	11.91	2.78	7.89
Cumulative returns
6-months	-2.63	-2.42	-2.25	-2.22	-2.21	-3.04	1.99	-2.11
5-year	32.27	34.07	35.53	36.84	36.60	66.00	12.13	39.94
Since inception	66.49	69.29	71.66	74.15	73.68	141.54	24.00	81.40

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.45	1.19	1.04	0.69	0.73
Net (%)	1.15	0.89	0.64	0.38	0.43

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. Class R4 shares were first offered on 5-1-12. Returns prior to these dates are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       6

Multi-Index 2045 Preservation Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2045 Preservation Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Index 3 is 56.35% Russell 3000 Index, 24.15% MSCI ACWI ex-USA Index, 19.50% Bloomberg Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated Investment Companies	67.3
Large Blend	66.6
Short-Term Bond	0.7
Unaffiliated Investment Companies/ Exchange Traded Funds	28.7
Fixed Income	18.1
Equity	10.6
Short-term investments	4.0

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-28-19 (%)

	Class R1[1,2]	Class R2[1,2]	Class R4[1,2]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Inception	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10
Average annual total returns
1-year	0.37	0.64	0.96	1.16	1.10	4.68	3.17	2.05
5-year	5.69	5.96	6.27	6.47	6.41	10.67	2.32	6.93
Since inception	7.50	7.70	7.91	8.08	8.04	12.26	3.09	8.69
Cumulative returns
6-months	-2.55	-2.41	-2.28	-2.17	-2.22	-3.04	1.99	-2.05
5-year	31.86	33.54	35.55	36.79	36.45	66.00	12.13	39.79
Since inception	89.41	92.60	96.00	98.73	98.05	177.78	30.80	108.87

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.43	1.18	1.03	0.68	0.72
Net (%)	1.13	0.88	0.63	0.37	0.42

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. Class R4 shares were first offered on 5-1-12. Returns prior to these dates are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       7

Multi-Index 2040 Preservation Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2040 Preservation Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Index 3 is 52.85% Russell 3000 Index, 22.65% MSCI ACWI ex-USA Index, 24.50% Bloomberg Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated Investment Companies	64.0
Large Blend	63.3
Short-Term Bond	0.7
Unaffiliated Investment Companies/ Exchange Traded Funds	32.4
Fixed Income	22.1
Equity	10.3
Short-term investments	3.6

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-28-19 (%)

	Class R1[1,2]	Class R2[1,2]	Class R4[1,2]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Inception	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10
Average annual total returns
1-year	0.42	0.70	1.07	1.21	1.17	4.68	3.17	2.14
5-year	5.59	5.82	6.11	6.28	6.24	10.67	2.32	6.72
Since inception	7.42	7.60	7.81	7.96	7.93	12.26	3.09	8.54
Cumulative returns
6-months	-2.40	-2.25	-2.07	-2.02	-2.00	-3.04	1.99	-1.81
5-year	31.27	32.68	34.53	35.63	35.35	66.00	12.13	38.45
Since inception	88.26	91.04	94.34	96.72	96.28	177.78	30.80	106.20

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.43	1.18	1.03	0.68	0.71
Net (%)	1.13	0.88	0.63	0.36	0.41

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. Class R4 shares were first offered on 5-1-12. Returns prior to these dates are those of Class 1 shares that have not been adjusted for class- specific expenses; otherwise, returns would vary.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       8

Multi-Index 2035 Preservation Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2035 Preservation Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Index 3 is 46.90% Russell 3000 Index, 20.10% MSCI ACWI ex-USA Index, 33.00% Bloomberg Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated Investment Companies	56.7
Large Blend	55.4
Short-Term Bond	1.3
Unaffiliated Investment Companies/ Exchange Traded Funds	38.1
Fixed Income	29.2
Equity	8.9
Short-term investments	5.2

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-28-19 (%)

	Class R1[1,2]	Class R2[1,2]	Class R4[1,2]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Inception	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10
Average annual total returns
1-year	0.73	0.92	1.29	1.42	1.44	4.68	3.17	2.31
5-year	5.20	5.43	5.76	5.95	5.90	10.67	2.32	6.40
Since inception	7.08	7.25	7.48	7.65	7.61	12.26	3.09	8.21
Cumulative returns
6-months	-1.90	-1.78	-1.62	-1.56	-1.55	-3.04	1.99	-1.37
5-year	28.85	30.25	32.31	33.53	33.22	66.00	12.13	36.37
Since inception	83.05	85.64	89.22	91.87	91.10	177.78	30.80	100.75

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.42	1.17	1.02	0.67	0.71
Net (%)	1.12	0.87	0.62	0.36	0.41

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. Class R4 shares were first offered on 5-1-12. Returns prior to these dates are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       9

Multi-Index 2030 Preservation Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2030 Preservation Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Index 3 is 36.05% Russell 3000 Index, 15.45% MSCI ACWI ex-USA Index, 48.50% Bloomberg Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated Investment Companies	43.8
Large Blend	42.5
Short-Term Bond	1.3
Unaffiliated Investment Companies/ Exchange Traded Funds	50.9
Fixed Income	43.5
Equity	7.4
Short-term investments	5.3

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-28-19 (%)

	Class R1[1,2]	Class R2[1,2]	Class R4[1,2]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Inception	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10
Average annual total returns
1-year	1.03	1.25	1.60	1.73	1.75	4.68	3.17	2.58
5-year	4.59	4.81	5.16	5.33	5.28	10.67	2.32	5.77
Since inception	6.48	6.65	6.89	7.04	7.01	12.26	3.09	7.57
Cumulative returns
6-months	-1.16	-1.03	-0.88	-0.84	-0.82	-3.04	1.99	-0.62
5-year	25.16	26.48	28.59	29.67	29.34	66.00	12.13	32.37
Since inception	74.21	76.62	80.17	82.41	81.90	177.78	30.80	90.55

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.42	1.17	1.02	0.67	0.71
Net (%)	1.12	0.87	0.62	0.36	0.41

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. Class R4 shares were first offered on 5-1-12. Returns prior to these dates are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       10

Multi-Index 2025 Preservation Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2025 Preservation Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Index 3 is 22.40% Russell 3000 Index, 9.60% MSCI ACWI ex-USA Index, 68.00% Bloomberg Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated Investment Companies	28.3
Large Blend	26.3
Short-Term Bond	2.0
Unaffiliated Investment Companies/ Exchange Traded Funds	66.3
Fixed Income	61.2
Equity	5.1
Short-term investments	5.4

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-28-19 (%)

	Class R1[1,2]	Class R2[1,2]	Class R4[1,2]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Inception	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10
Average annual total returns
1-year	1.47	1.66	2.16	2.29	2.24	4.68	3.17	2.85
5-year	3.56	3.90	4.15	4.33	4.28	10.67	2.32	4.74
Since inception	5.47	5.71	5.89	6.05	6.01	12.26	3.09	6.48
Cumulative returns
6-months	-0.22	-0.12	0.15	0.19	0.14	-3.04	1.99	0.34
5-year	19.14	21.08	22.57	23.64	23.33	66.00	12.13	26.03
Since inception	60.11	63.39	65.87	68.06	67.48	177.78	30.80	74.17

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.41	1.16	1.01	0.66	0.70
Net (%)	1.11	0.86	0.61	0.35	0.40

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. Class R4 shares were first offered on 5-1-12. Returns prior to these dates are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       11

Multi-Index 2020 Preservation Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2020 Preservation Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Index 3 is 8.05% Russell 3000 Index, 3.45% MSCI ACWI ex-USA Index, 88.50% Bloomberg Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated Investment Companies	12.2
Large Blend	10.3
Short-Term Bond	1.9
Unaffiliated Investment Companies/ Exchange Traded Funds	84.3
Fixed Income	82.1
Equity	2.2
Short-term investments	3.5

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-28-19 (%)

	Class R1[1,2]	Class R2[1,2]	Class R4[1,2]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Inception	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10
Average annual total returns
1-year	1.91	2.17	2.61	2.72	2.77	4.68	3.17	3.07
5-year	2.51	2.66	3.01	3.18	3.15	10.67	2.32	3.49
Since inception	4.25	4.38	4.61	4.76	4.72	12.26	3.09	5.09
Cumulative returns
6-months	0.86	0.95	1.20	1.23	1.27	-3.04	1.99	1.37
5-year	13.21	14.05	15.97	16.94	16.77	66.00	12.13	18.70
Since inception	44.39	46.06	48.97	50.86	50.37	177.78	30.80	55.07

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.40	1.15	1.00	0.65	0.69
Net (%)	1.09	0.84	0.59	0.33	0.38

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. Class R4 shares were first offered on 5-1-12. Returns prior to these dates are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       12

Multi-Index Income Preservation Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index Income Preservation Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Index 3 is 5.60% Russell 3000 Index, 2.40% MSCI ACWI ex-USA Index, 92.00% Bloomberg Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated Investment Companies	6.3
Large Blend	4.4
Short-Term Bond	1.9
Unaffiliated Investment Companies/ Exchange Traded Funds	88.3
Fixed Income	83.2
Equity	5.1
Short-term investments	5.4

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-28-19 (%)

	Class R1[1,2]	Class R2[1,2]	Class R4[1,2]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Inception	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10
Average annual total returns
1-year	2.56	2.64	3.10	3.28	3.23	4.68	3.17	3.13
5-year	1.84	2.05	2.29	2.47	2.44	10.67	2.32	2.83
Since inception	3.14	3.30	3.47	3.63	3.60	12.26	3.09	3.89
Cumulative returns
6-months	1.27	1.35	1.52	1.61	1.65	-3.04	1.99	1.65
5-year	9.56	10.68	11.99	12.97	12.79	66.00	12.13	14.95
Since inception	31.41	33.18	35.19	37.06	36.70	177.78	30.80	40.14

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.42	1.17	1.02	0.67	0.71
Net (%)	1.10	0.85	0.60	0.34	0.39

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. Class R4 shares were first offered on 5-1-12. Returns prior to these dates are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       13

Your expenses
As a shareholder of a John Hancock Funds II Multi-Index Preservation Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchases or redemptions, and (2) ongoing costs, including management fees, distribution and service (Rule 12b-1) fees, and other portfolio expenses. In addition to the operating expenses which each portfolio bears directly, each portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which each portfolio invests. Because underlying funds have varied operating expenses and transaction costs, and a portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.
These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (September 1, 2018 through February 28, 2019).
Actual expenses:
The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period ended” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes:
The second line of each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. See the portfolios’ prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2018	Ending value on 2-28-2019	Expenses paid during period ended 2-28-2019[1]	Annualized expense ratio[2]
Multi-Index 2060 Preservation Portfolio
Class R1	Actual expenses/actual returns	$1,000.00	$ 975.20	$2.50	0.51%
	Hypothetical example	1,000.00	1,022.30	2.56	0.51%
Class R2	Actual expenses/actual returns	1,000.00	977.00	1.81	0.37%
	Hypothetical example	1,000.00	1,023.00	1.86	0.37%
Class R4	Actual expenses/actual returns	1,000.00	977.50	0.83	0.17%
	Hypothetical example	1,000.00	1,024.00	0.85	0.17%
Class R6	Actual expenses/actual returns	1,000.00	977.70	0.00	0.00%
	Hypothetical example	1,000.00	1,024.80	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	978.00	0.25	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%
14	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

		Account value on 9-1-2018	Ending value on 2-28-2019	Expenses paid during period ended 2-28-2019[1]	Annualized expense ratio[2]
Multi-Index 2055 Preservation Portfolio
Class R1	Actual expenses/actual returns	$1,000.00	$ 975.30	$2.50	0.51%
	Hypothetical example	1,000.00	1,022.30	2.56	0.51%
Class R2	Actual expenses/actual returns	1,000.00	976.00	2.01	0.41%
	Hypothetical example	1,000.00	1,022.80	2.06	0.41%
Class R4	Actual expenses/actual returns	1,000.00	977.60	0.78	0.16%
	Hypothetical example	1,000.00	1,024.00	0.80	0.16%
Class R6	Actual expenses/actual returns	1,000.00	977.70	0.00	0.00%
	Hypothetical example	1,000.00	1,024.80	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	977.30	0.25	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%
Multi-Index 2050 Preservation Portfolio
Class R1	Actual expenses/actual returns	$1,000.00	$ 973.70	$3.72	0.76%
	Hypothetical example	1,000.00	1,021.00	3.81	0.76%
Class R2	Actual expenses/actual returns	1,000.00	975.80	2.50	0.51%
	Hypothetical example	1,000.00	1,022.30	2.56	0.51%
Class R4	Actual expenses/actual returns	1,000.00	977.50	0.78	0.16%
	Hypothetical example	1,000.00	1,024.00	0.80	0.16%
Class R6	Actual expenses/actual returns	1,000.00	977.80	0.00	0.00%
	Hypothetical example	1,000.00	1,024.80	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	977.90	0.25	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%
Multi-Index 2045 Preservation Portfolio
Class R1	Actual expenses/actual returns	$1,000.00	$ 974.50	$3.57	0.73%
	Hypothetical example	1,000.00	1,021.20	3.66	0.73%
Class R2	Actual expenses/actual returns	1,000.00	975.90	2.50	0.51%
	Hypothetical example	1,000.00	1,022.30	2.56	0.51%
Class R4	Actual expenses/actual returns	1,000.00	977.20	0.78	0.16%
	Hypothetical example	1,000.00	1,024.00	0.80	0.16%
Class R6	Actual expenses/actual returns	1,000.00	978.30	0.00	0.00%
	Hypothetical example	1,000.00	1,024.80	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	977.80	0.25	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%
Multi-Index 2040 Preservation Portfolio
Class R1	Actual expenses/actual returns	$1,000.00	$ 976.00	$3.72	0.76%
	Hypothetical example	1,000.00	1,021.00	3.81	0.76%
Class R2	Actual expenses/actual returns	1,000.00	977.50	2.50	0.51%
	Hypothetical example	1,000.00	1,022.30	2.56	0.51%
Class R4	Actual expenses/actual returns	1,000.00	979.30	0.83	0.17%
	Hypothetical example	1,000.00	1,024.00	0.85	0.17%
Class R6	Actual expenses/actual returns	1,000.00	979.80	0.00	0.00%
	Hypothetical example	1,000.00	1,024.80	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	980.00	0.25	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	15

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

		Account value on 9-1-2018	Ending value on 2-28-2019	Expenses paid during period ended 2-28-2019[1]	Annualized expense ratio[2]
Multi-Index 2035 Preservation Portfolio
Class R1	Actual expenses/actual returns	$1,000.00	$ 981.00	$3.29	0.67%
	Hypothetical example	1,000.00	1,021.50	3.36	0.67%
Class R2	Actual expenses/actual returns	1,000.00	982.20	2.51	0.51%
	Hypothetical example	1,000.00	1,022.30	2.56	0.51%
Class R4	Actual expenses/actual returns	1,000.00	983.80	0.79	0.16%
	Hypothetical example	1,000.00	1,024.00	0.80	0.16%
Class R6	Actual expenses/actual returns	1,000.00	984.40	0.00	0.00%
	Hypothetical example	1,000.00	1,024.80	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	984.50	0.25	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%
Multi-Index 2030 Preservation Portfolio
Class R1	Actual expenses/actual returns	$1,000.00	$ 988.40	$3.55	0.72%
	Hypothetical example	1,000.00	1,021.20	3.61	0.72%
Class R2	Actual expenses/actual returns	1,000.00	989.70	2.71	0.55%
	Hypothetical example	1,000.00	1,022.10	2.76	0.55%
Class R4	Actual expenses/actual returns	1,000.00	991.20	0.99	0.20%
	Hypothetical example	1,000.00	1,023.80	1.00	0.20%
Class R6	Actual expenses/actual returns	1,000.00	991.60	0.20	0.04%
	Hypothetical example	1,000.00	1,024.60	0.20	0.04%
Class 1	Actual expenses/actual returns	1,000.00	991.80	0.44	0.09%
	Hypothetical example	1,000.00	1,024.30	0.45	0.09%
Multi-Index 2025 Preservation Portfolio
Class R1	Actual expenses/actual returns	$1,000.00	$ 997.80	$4.21	0.85%
	Hypothetical example	1,000.00	1,020.60	4.26	0.85%
Class R2	Actual expenses/actual returns	1,000.00	998.80	3.07	0.62%
	Hypothetical example	1,000.00	1,021.70	3.11	0.62%
Class R4	Actual expenses/actual returns	1,000.00	1,001.50	1.44	0.29%
	Hypothetical example	1,000.00	1,023.40	1.45	0.29%
Class R6	Actual expenses/actual returns	1,000.00	1,001.90	0.55	0.11%
	Hypothetical example	1,000.00	1,024.20	0.55	0.11%
Class 1	Actual expenses/actual returns	1,000.00	1,001.40	0.79	0.16%
	Hypothetical example	1,000.00	1,024.00	0.80	0.16%
Multi-Index 2020 Preservation Portfolio
Class R1	Actual expenses/actual returns	$1,000.00	$1,008.60	$4.68	0.94%
	Hypothetical example	1,000.00	1,020.10	4.71	0.94%
Class R2	Actual expenses/actual returns	1,000.00	1,009.50	3.44	0.69%
	Hypothetical example	1,000.00	1,021.40	3.46	0.69%
Class R4	Actual expenses/actual returns	1,000.00	1,012.00	1.70	0.34%
	Hypothetical example	1,000.00	1,023.10	1.71	0.34%
Class R6	Actual expenses/actual returns	1,000.00	1,012.30	0.90	0.18%
	Hypothetical example	1,000.00	1,023.90	0.90	0.18%
Class 1	Actual expenses/actual returns	1,000.00	1,012.70	1.15	0.23%
	Hypothetical example	1,000.00	1,023.70	1.15	0.23%
16	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

		Account value on 9-1-2018	Ending value on 2-28-2019	Expenses paid during period ended 2-28-2019[1]	Annualized expense ratio[2]
Multi-Index Income Preservation Portfolio
Class R1	Actual expenses/actual returns	$1,000.00	$1,012.70	$4.49	0.90%
	Hypothetical example	1,000.00	1,020.30	4.51	0.90%
Class R2	Actual expenses/actual returns	1,000.00	1,013.50	3.64	0.73%
	Hypothetical example	1,000.00	1,021.20	3.66	0.73%
Class R4	Actual expenses/actual returns	1,000.00	1,015.20	1.90	0.38%
	Hypothetical example	1,000.00	1,022.90	1.91	0.38%
Class R6	Actual expenses/actual returns	1,000.00	1,016.10	1.10	0.22%
	Hypothetical example	1,000.00	1,023.70	1.10	0.22%
Class 1	Actual expenses/actual returns	1,000.00	1,016.50	1.35	0.27%
	Hypothetical example	1,000.00	1,023.50	1.35	0.27%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
[2]	Ratios do not include expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the portfolios.
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	17

Portfolios' investments
MULTI-INDEX 2060 PRESERVATION PORTFOLIO

As of 2-28-19 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 71.5%
Equity - 70.6%
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	4,724,122	$51,587,407
Fixed income - 0.9%
Short Term Government Income, Class NAV, JHF II (JHAM) (B)(C)	68,381	637,995

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $58,685,076)		$52,225,402
UNAFFILIATED INVESTMENT COMPANIES - 28.3%
Exchange-traded funds - 28.3%
Financial Select Sector SPDR Fund	19,750	523,770
Invesco Senior Loan ETF (D)	63,887	1,456,624
iShares Edge MSCI Min Vol USA ETF	32,437	1,864,479
iShares iBoxx $ Investment Grade Corporate Bond ETF	3,140	364,334
SPDR Bloomberg Barclays High Yield Bond ETF (D)	72,018	2,570,322
Vanguard Dividend Appreciation ETF	11,390	1,240,485
Vanguard Energy ETF	5,263	463,197
Vanguard FTSE Emerging Markets ETF	44,348	1,845,764
Vanguard Health Care ETF	3,594	621,474
Vanguard Information Technology ETF	5,321	1,028,869
Vanguard Intermediate-Term Corporate Bond ETF	18,415	1,566,012
Vanguard Materials ETF	1,249	153,939
Vanguard Real Estate ETF	5,469	459,341
Vanguard Total Bond Market ETF	63,664	5,081,660
Xtrackers USD High Yield Corporate Bond ETF	29,152	1,440,400
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $20,109,901)		$20,680,670

SECURITIES LENDING COLLATERAL - 3.6%
John Hancock Collateral Trust, 2.5250% (E)(F)	265,831	2,660,201

TOTAL SECURITIES LENDING COLLATERAL (Cost $2,659,568)		$2,660,201
SHORT-TERM INVESTMENTS - 0.2%
Money market funds - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3457% (E)	113,751	113,751

TOTAL SHORT-TERM INVESTMENTS (Cost $113,751)		$113,751
Total investments (Cost $81,568,296) - 103.6%		$75,680,024
Other assets and liabilities, net - (3.6%)		(2,596,832)
TOTAL NET ASSETS - 100.0%		$73,083,192
MULTI-INDEX 2055 PRESERVATION PORTFOLIO

As of 2-28-19 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 71.5%
Equity - 70.6%
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	16,117,199	$175,999,817
MULTI-INDEX 2055 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - 0.9%
Short Term Government Income, Class NAV, JHF II (JHAM) (B)(C)	233,983	$2,183,057

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $198,213,462)		$178,182,874
UNAFFILIATED INVESTMENT COMPANIES - 28.4%
Exchange-traded funds - 28.4%
Financial Select Sector SPDR Fund	67,884	1,800,284
Invesco Senior Loan ETF (D)	218,509	4,982,005
iShares Edge MSCI Min Vol USA ETF (D)	111,053	6,383,326
iShares iBoxx $ Investment Grade Corporate Bond ETF	10,738	1,245,930
SPDR Bloomberg Barclays High Yield Bond ETF (D)	246,638	8,802,510
Vanguard Dividend Appreciation ETF	39,036	4,251,411
Vanguard Energy ETF	18,096	1,592,629
Vanguard FTSE Emerging Markets ETF	153,400	6,384,508
Vanguard Health Care ETF	12,300	2,126,916
Vanguard Information Technology ETF	18,528	3,582,574
Vanguard Intermediate-Term Corporate Bond ETF	62,999	5,357,435
Vanguard Materials ETF (D)	4,276	527,017
Vanguard Real Estate ETF	18,766	1,576,156
Vanguard Total Bond Market ETF	217,811	17,385,674
Xtrackers USD High Yield Corporate Bond ETF	99,883	4,935,219
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $65,949,452)		$70,933,594

SECURITIES LENDING COLLATERAL - 6.5%
John Hancock Collateral Trust, 2.5250% (E)(F)	1,630,779	16,319,364

TOTAL SECURITIES LENDING COLLATERAL (Cost $16,316,687)		$16,319,364
SHORT-TERM INVESTMENTS - 0.2%
Money market funds - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3457% (E)	415,881	415,881

TOTAL SHORT-TERM INVESTMENTS (Cost $415,881)		$415,881
Total investments (Cost $280,895,482) - 106.6%		$265,851,713
Other assets and liabilities, net - (6.6%)		(16,566,554)
TOTAL NET ASSETS - 100.0%		$249,285,159
MULTI-INDEX 2050 PRESERVATION PORTFOLIO

As of 2-28-19 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 71.6%
Equity - 70.7%
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	37,763,263	$412,374,828
Fixed income - 0.9%
Short Term Government Income, Class NAV, JHF II (JHAM) (B)(C)	546,618	5,099,944
18	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTI-INDEX 2050 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $434,458,790)		$417,474,772
UNAFFILIATED INVESTMENT COMPANIES - 28.4%
Exchange-traded funds - 28.4%
Financial Select Sector SPDR Fund	158,230	$4,196,260
Invesco Senior Loan ETF (D)	511,095	11,652,966
iShares Edge MSCI Min Vol USA ETF	259,566	14,919,854
iShares iBoxx $ Investment Grade Corporate Bond ETF	25,117	2,914,326
SPDR Bloomberg Barclays High Yield Bond ETF (D)	577,485	20,610,440
Vanguard Dividend Appreciation ETF	91,139	9,925,948
Vanguard Energy ETF	42,125	3,707,421
Vanguard FTSE Emerging Markets ETF	354,890	14,770,522
Vanguard Health Care ETF	28,769	4,974,735
Vanguard Information Technology ETF	42,788	8,273,488
Vanguard Intermediate-Term Corporate Bond ETF	147,356	12,531,154
Vanguard Materials ETF	9,992	1,231,514
Vanguard Real Estate ETF	43,886	3,685,985
Vanguard Total Bond Market ETF	509,463	40,665,337
Xtrackers USD High Yield Corporate Bond ETF	232,428	11,484,267
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $149,595,376)		$165,544,217

SECURITIES LENDING COLLATERAL - 3.6%
John Hancock Collateral Trust, 2.5250% (E)(F)	2,079,353	20,808,289

TOTAL SECURITIES LENDING COLLATERAL (Cost $20,798,209)		$20,808,289
SHORT-TERM INVESTMENTS - 0.1%
Money market funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3457% (E)	977,478	977,478

TOTAL SHORT-TERM INVESTMENTS (Cost $977,478)		$977,478
Total investments (Cost $605,829,853) - 103.7%		$604,804,756
Other assets and liabilities, net - (3.7%)		(21,632,304)
TOTAL NET ASSETS - 100.0%		$583,172,452
MULTI-INDEX 2045 PRESERVATION PORTFOLIO

As of 2-28-19 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 70.1%
Equity - 69.4%
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	47,664,869	$520,500,367
Fixed income - 0.7%
Short Term Government Income, Class NAV, JHF II (JHAM) (B)(C)	571,291	5,330,144

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $536,557,224)		$525,830,511
MULTI-INDEX 2045 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value

UNAFFILIATED INVESTMENT COMPANIES - 29.9%
Exchange-traded funds - 29.9%
Financial Select Sector SPDR Fund	199,808	$5,298,908
Invesco Senior Loan ETF (D)	713,085	16,258,338
iShares Edge MSCI Min Vol USA ETF	328,168	18,863,097
iShares iBoxx $ Investment Grade Corporate Bond ETF	52,655	6,109,560
SPDR Bloomberg Barclays High Yield Bond ETF (D)	803,891	28,690,870
SPDR Portfolio Short Term Corporate Bond ETF	133,898	4,073,177
Vanguard Dividend Appreciation ETF	115,226	12,549,264
Vanguard Energy ETF	53,249	4,686,444
Vanguard FTSE Emerging Markets ETF	447,677	18,632,317
Vanguard Health Care ETF	36,375	6,289,965
Vanguard Information Technology ETF	54,321	10,503,509
Vanguard Intermediate-Term Bond ETF	64,843	5,337,227
Vanguard Intermediate-Term Corporate Bond ETF	196,024	16,669,881
Vanguard Materials ETF	12,628	1,556,401
Vanguard Real Estate ETF	55,493	4,660,857
Vanguard Total Bond Market ETF	599,849	47,879,946
Xtrackers USD High Yield Corporate Bond ETF	325,591	16,087,451
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $199,841,247)		$224,147,212

SECURITIES LENDING COLLATERAL - 3.9%
John Hancock Collateral Trust, 2.5250% (E)(F)	2,912,473	29,145,411

TOTAL SECURITIES LENDING COLLATERAL (Cost $29,137,743)		$29,145,411
SHORT-TERM INVESTMENTS - 0.3%
Money market funds - 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3457% (E)	2,103,017	2,103,017

TOTAL SHORT-TERM INVESTMENTS (Cost $2,103,017)		$2,103,017
Total investments (Cost $767,639,231) - 104.2%		$781,226,151
Other assets and liabilities, net - (4.2%)		(31,182,913)
TOTAL NET ASSETS - 100.0%		$750,043,238
MULTI-INDEX 2040 PRESERVATION PORTFOLIO

As of 2-28-19 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 66.4%
Equity - 65.7%
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	55,883,506	$610,247,884
Fixed income - 0.7%
Short Term Government Income, Class NAV, JHF II (JHAM) (B)(C)	685,407	6,394,844

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $620,422,849)		$616,642,728
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	19

MULTI-INDEX 2040 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value

UNAFFILIATED INVESTMENT COMPANIES - 33.6%
Exchange-traded funds - 33.6%
Financial Select Sector SPDR Fund	235,441	$6,243,895
Invesco Senior Loan ETF	949,249	21,642,877
iShares Edge MSCI Min Vol USA ETF	389,023	22,361,042
iShares iBoxx $ Investment Grade Corporate Bond ETF	79,526	9,227,402
SPDR Bloomberg Barclays High Yield Bond ETF (D)	917,562	32,747,788
SPDR Portfolio Short Term Corporate Bond ETF	483,331	14,702,929
Vanguard Dividend Appreciation ETF	136,576	14,874,492
Vanguard Energy ETF	62,294	5,482,495
Vanguard FTSE Emerging Markets ETF	555,136	23,104,760
Vanguard Health Care ETF	42,764	7,394,751
Vanguard Information Technology ETF	63,951	12,365,565
Vanguard Intermediate-Term Bond ETF	257,870	21,225,280
Vanguard Intermediate-Term Corporate Bond ETF	262,292	22,305,312
Vanguard Materials ETF	14,947	1,842,218
Vanguard Real Estate ETF	64,262	5,397,365
Vanguard Total Bond Market ETF	916,760	73,175,783
Xtrackers USD High Yield Corporate Bond ETF	369,753	18,269,496
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $283,833,632)		$312,363,450

SECURITIES LENDING COLLATERAL - 3.5%
John Hancock Collateral Trust, 2.5250% (E)(F)	3,298,196	33,005,378

TOTAL SECURITIES LENDING COLLATERAL (Cost $32,992,542)		$33,005,378
SHORT-TERM INVESTMENTS - 0.2%
Money market funds - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3457% (E)	1,795,819	1,795,819

TOTAL SHORT-TERM INVESTMENTS (Cost $1,795,819)		$1,795,819
Total investments (Cost $939,044,842) - 103.7%		$963,807,375
Other assets and liabilities, net - (3.7%)		(34,667,765)
TOTAL NET ASSETS - 100.0%		$929,139,610
MULTI-INDEX 2035 PRESERVATION PORTFOLIO

As of 2-28-19 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 59.8%
Equity - 58.5%
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	63,077,152	$688,802,502
Fixed income - 1.3%
Short Term Government Income, Class NAV, JHF II (JHAM) (B)(C)	1,686,189	15,732,139

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $691,629,214)		$704,534,641
MULTI-INDEX 2035 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value

UNAFFILIATED INVESTMENT COMPANIES - 40.1%
Exchange-traded funds - 40.1%
Financial Select Sector SPDR Fund	262,792	$6,969,244
Invesco Senior Loan ETF (D)	1,266,616	28,878,845
iShares Edge MSCI Min Vol USA ETF	430,482	24,744,105
iShares iBoxx $ Investment Grade Corporate Bond ETF	130,274	15,115,692
SPDR Bloomberg Barclays High Yield Bond ETF (D)	1,089,861	38,897,139
SPDR Portfolio Short Term Corporate Bond ETF	1,516,519	46,132,508
Vanguard Dividend Appreciation ETF	151,317	16,479,934
Vanguard Energy ETF	69,246	6,094,340
Vanguard FTSE Emerging Markets ETF	630,819	26,254,687
Vanguard Health Care ETF	47,630	8,236,180
Vanguard Information Technology ETF	71,882	13,899,104
Vanguard Intermediate-Term Bond ETF	448,828	36,943,033
Vanguard Intermediate-Term Corporate Bond ETF	700,558	59,575,452
Vanguard Materials ETF	16,596	2,045,457
Vanguard Real Estate ETF	71,426	5,999,070
Vanguard Short-Term Corporate Bond ETF	50,304	3,974,519
Vanguard Total Bond Market ETF	1,387,608	110,758,871
Xtrackers USD High Yield Corporate Bond ETF	439,728	21,726,960
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $442,423,867)		$472,725,140

SECURITIES LENDING COLLATERAL - 5.4%
John Hancock Collateral Trust, 2.5250% (E)(F)	6,318,895	63,233,817

TOTAL SECURITIES LENDING COLLATERAL (Cost $63,213,900)		$63,233,817
SHORT-TERM INVESTMENTS - 0.1%
Money market funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3457% (E)	1,188,509	1,188,509

TOTAL SHORT-TERM INVESTMENTS (Cost $1,188,509)		$1,188,509
Total investments (Cost $1,198,455,490) - 105.4%		$1,241,682,107
Other assets and liabilities, net - (5.4%)		(64,029,234)
TOTAL NET ASSETS - 100.0%		$1,177,652,873
MULTI-INDEX 2030 PRESERVATION PORTFOLIO

As of 2-28-19 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 46.2%
Equity - 44.8%
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	55,644,580	$607,638,815
Fixed income - 1.4%
Short Term Government Income, Class NAV, JHF II (JHAM) (B)(C)	2,046,665	19,095,385

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $595,749,442)		$626,734,200
20	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTI-INDEX 2030 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value

UNAFFILIATED INVESTMENT COMPANIES - 53.7%
Exchange-traded funds - 53.7%
Financial Select Sector SPDR Fund	227,310	$6,028,261
Invesco Senior Loan ETF (D)	1,548,138	35,297,546
iShares Edge MSCI Min Vol USA ETF	421,422	24,223,337
iShares iBoxx $ Investment Grade Corporate Bond ETF	258,561	30,000,833
SPDR Bloomberg Barclays High Yield Bond ETF (D)	1,176,087	41,974,545
SPDR Portfolio Short Term Corporate Bond ETF	1,555,058	47,304,864
Vanguard Dividend Appreciation ETF	148,358	16,157,670
Vanguard Energy ETF	59,897	5,271,535
Vanguard FTSE Emerging Markets ETF	679,513	28,281,331
Vanguard Health Care ETF	41,226	7,128,800
Vanguard Information Technology ETF	61,824	11,954,289
Vanguard Intermediate-Term Bond ETF	903,897	74,399,762
Vanguard Intermediate-Term Corporate Bond ETF	1,095,120	93,129,005
Vanguard Materials ETF	14,378	1,772,089
Vanguard Real Estate ETF	61,905	5,199,400
Vanguard Short-Term Bond ETF	672,575	53,113,248
Vanguard Short-Term Corporate Bond ETF	598,478	47,285,747
Vanguard Total Bond Market ETF	2,210,943	176,477,470
Xtrackers USD High Yield Corporate Bond ETF	474,287	23,434,522
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $702,549,506)		$728,434,254

SECURITIES LENDING COLLATERAL - 5.5%
John Hancock Collateral Trust, 2.5250% (E)(F)	7,496,650	75,019,721

TOTAL SECURITIES LENDING COLLATERAL (Cost $74,994,284)		$75,019,721
SHORT-TERM INVESTMENTS - 0.1%
Money market funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3457% (E)	525,909	525,909

TOTAL SHORT-TERM INVESTMENTS (Cost $525,909)		$525,909
Total investments (Cost $1,373,819,141) - 105.5%		$1,430,714,084
Other assets and liabilities, net - (5.5%)		(75,095,933)
TOTAL NET ASSETS - 100.0%		$1,355,618,151
MULTI-INDEX 2025 PRESERVATION PORTFOLIO

As of 2-28-19 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 29.9%
Equity - 27.7%
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	32,053,883	$350,028,397
Fixed income - 2.2%
Short Term Government Income, Class NAV, JHF II (JHAM) (B)(C)	2,922,288	27,264,945

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $345,743,855)		$377,293,342
MULTI-INDEX 2025 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value

UNAFFILIATED INVESTMENT COMPANIES - 70.1%
Exchange-traded funds - 70.1%
Financial Select Sector SPDR Fund (D)	139,056	$3,687,765
Invesco Senior Loan ETF (D)	1,353,744	30,865,363
iShares Edge MSCI Min Vol USA ETF	297,769	17,115,762
iShares iBoxx $ Investment Grade Corporate Bond ETF	306,754	35,592,667
SPDR Bloomberg Barclays High Yield Bond ETF (D)	890,135	31,768,918
SPDR Portfolio Short Term Corporate Bond ETF	2,235,695	68,009,842
Vanguard Dividend Appreciation ETF	104,741	11,407,342
Vanguard Energy ETF	36,827	3,241,144
Vanguard FTSE Emerging Markets ETF	400,885	16,684,834
Vanguard Health Care ETF (D)	25,167	4,351,878
Vanguard Information Technology ETF (D)	37,744	7,298,180
Vanguard Intermediate-Term Bond ETF	883,038	72,682,858
Vanguard Intermediate-Term Corporate Bond ETF	1,755,295	149,270,287
Vanguard Materials ETF	8,797	1,084,230
Vanguard Real Estate ETF	38,232	3,211,106
Vanguard Short-Term Bond ETF (D)	1,287,373	101,663,846
Vanguard Short-Term Corporate Bond ETF	860,147	67,960,214
Vanguard Total Bond Market ETF	3,009,539	240,221,403
Xtrackers USD High Yield Corporate Bond ETF	360,254	17,800,150
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $871,721,558)		$883,917,789

SECURITIES LENDING COLLATERAL - 5.6%
John Hancock Collateral Trust, 2.5250% (E)(F)	7,001,547	70,065,185

TOTAL SECURITIES LENDING COLLATERAL (Cost $70,044,973)		$70,065,185
SHORT-TERM INVESTMENTS - 0.1%
Money market funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3457% (E)	1,659,266	1,659,266

TOTAL SHORT-TERM INVESTMENTS (Cost $1,659,266)		$1,659,266
Total investments (Cost $1,289,169,652) - 105.7%		$1,332,935,582
Other assets and liabilities, net - (5.7%)		(71,498,443)
TOTAL NET ASSETS - 100.0%		$1,261,437,139
MULTI-INDEX 2020 PRESERVATION PORTFOLIO

As of 2-28-19 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 12.7%
Equity - 10.7%
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	6,506,049	$71,046,058
Fixed income - 2.0%
Short Term Government Income, Class NAV, JHF II (JHAM) (B)(C)	1,407,190	13,129,086

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $77,394,061)		$84,175,144
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	21

MULTI-INDEX 2020 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value

UNAFFILIATED INVESTMENT COMPANIES - 87.8%
Exchange-traded funds - 87.8%
Financial Select Sector SPDR Fund	26,095	$692,039
Invesco Senior Loan ETF (D)	681,885	15,546,978
iShares Edge MSCI Min Vol USA ETF	73,479	4,223,573
iShares iBoxx $ Investment Grade Corporate Bond ETF	196,358	22,783,419
iShares TIPS Bond ETF	39,683	4,400,051
SPDR Bloomberg Barclays High Yield Bond ETF (D)	420,632	15,012,356
SPDR Portfolio Short Term Corporate Bond ETF	1,834,246	55,797,763
Vanguard Dividend Appreciation ETF	25,807	2,810,640
Vanguard Energy ETF (D)	6,922	609,205
Vanguard FTSE Emerging Markets ETF	82,516	3,434,316
Vanguard Health Care ETF	4,726	817,220
Vanguard Information Technology ETF (D)	7,054	1,363,961
Vanguard Intermediate-Term Bond ETF	641,761	52,823,348
Vanguard Intermediate-Term Corporate Bond ETF	961,618	81,775,995
Vanguard Materials ETF	1,642	202,377
Vanguard Real Estate ETF	7,210	605,567
Vanguard Short-Term Bond ETF	945,871	74,695,433
Vanguard Short-Term Corporate Bond ETF	815,880	64,462,679
Vanguard Short-Term Inflation-Protected Securities ETF	91,171	4,400,824
Vanguard Total Bond Market ETF	2,054,761	164,011,023
Xtrackers USD High Yield Corporate Bond ETF (D)	170,299	8,414,474
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $579,737,278)		$578,883,241

SECURITIES LENDING COLLATERAL - 3.7%
John Hancock Collateral Trust, 2.5250% (E)(F)	2,427,788	24,295,121

TOTAL SECURITIES LENDING COLLATERAL (Cost $24,286,374)		$24,295,121
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3457% (E)	19,797	19,797

TOTAL SHORT-TERM INVESTMENTS (Cost $19,797)		$19,797
Total investments (Cost $681,437,510) - 104.2%		$687,373,303
Other assets and liabilities, net - (4.2%)		(27,789,195)
TOTAL NET ASSETS - 100.0%		$659,584,108
MULTI-INDEX INCOME PRESERVATION PORTFOLIO

As of 2-28-19 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 6.6%
Equity - 4.6%
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	1,570,186	$17,146,426
MULTI-INDEX INCOME PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - 2.0%
Short Term Government Income, Class NAV, JHF II (JHAM) (B)(C)	814,185	$7,596,343

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $23,050,631)		$24,742,769
UNAFFILIATED INVESTMENT COMPANIES - 93.6%
Exchange-traded funds - 93.6%
Financial Select Sector SPDR Fund	17,552	465,479
Invesco Senior Loan ETF (D)	333,824	7,611,187
iShares Edge MSCI Min Vol USA ETF (D)	216,699	12,455,859
iShares iBoxx $ Investment Grade Corporate Bond ETF	82,023	9,517,129
iShares TIPS Bond ETF	42,901	4,756,863
SPDR Bloomberg Barclays High Yield Bond ETF (D)	205,221	7,324,337
SPDR Portfolio Short Term Corporate Bond ETF	2,070,027	62,970,221
Vanguard Dividend Appreciation ETF	49,930	5,437,876
Vanguard Energy ETF	3,324	292,545
Vanguard FTSE Emerging Markets ETF	15,562	647,690
Vanguard Health Care ETF	1,699	293,791
Vanguard Information Technology ETF	2,565	495,968
Vanguard Intermediate-Term Corporate Bond ETF	134,285	11,419,598
Vanguard Short-Term Bond ETF	820,297	64,778,854
Vanguard Short-Term Corporate Bond ETF	795,962	62,888,958
Vanguard Short-Term Inflation-Protected Securities ETF	98,580	4,758,457
Vanguard Total Bond Market ETF	1,097,187	87,577,466
Xtrackers USD High Yield Corporate Bond ETF	83,354	4,118,521
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $342,817,753)		$347,810,799

SECURITIES LENDING COLLATERAL - 5.7%
John Hancock Collateral Trust, 2.5250% (E)(F)	2,107,803	21,092,997

TOTAL SECURITIES LENDING COLLATERAL (Cost $21,086,596)		$21,092,997
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3457% (E)	1,030	1,030

TOTAL SHORT-TERM INVESTMENTS (Cost $1,030)		$1,030
Total investments (Cost $386,956,010) - 105.9%		$393,647,595
Other assets and liabilities, net - (5.9%)		(22,094,730)
TOTAL NET ASSETS - 100.0%		$371,552,865
Percentages are based upon net assets.
Security Abbreviations and Legend
JHAM	John Hancock Asset Management
JHF II	John Hancock Funds II
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
22	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTI-INDEX INCOME PRESERVATION PORTFOLIO (continued)

(D)	All or a portion of this security is on loan as of 2-28-19.
(E)	The rate shown is the annualized seven-day yield as of 2-28-19.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	23

Financial statements
STATEMENTS OF ASSETS AND LIABILITIES 2-28-19 (unaudited)

	Multi-Index 2060 Preservation Portfolio	Multi-Index 2055 Preservation Portfolio	Multi-Index 2050 Preservation Portfolio	Multi-Index 2045 Preservation Portfolio
Assets
Unaffiliated investments, at value	$20,794,421	$71,349,475	$166,521,695	$226,250,229
Affiliated investments, at value	54,885,603	194,502,238	438,283,061	554,975,922
Total investments, at value	75,680,024	265,851,713	604,804,756	781,226,151
Interest receivable	498	565	1,088	1,411
Receivable for fund shares sold	186,571	2,387	197,128	38,734
Receivable for investments sold	50,312	88	605,011	7,844
Receivable for securities lending income	1,536	7,449	18,281	24,055
Receivable from affiliates	933	2,105	4,617	6,049
Other assets	44,677	45,717	31,173	32,309
Total assets	75,964,551	265,910,024	605,662,054	781,336,553
Liabilities
Payable for investments purchased	158,511	236,744	696,763	1,658,305
Payable for fund shares repurchased	399	3,625	903,772	402,678
Payable upon return of securities loaned	2,659,810	16,316,527	20,798,995	29,133,255
Payable to affiliates
Accounting and legal services fees	3,159	11,466	27,176	35,076
Transfer agent fees	37	12	905	884
Distribution and service fees	31	31	509	459
Trustees' fees	46	190	482	614
Other liabilities and accrued expenses	59,366	56,270	61,000	62,044
Total liabilities	2,881,359	16,624,865	22,489,602	31,293,315
Net assets	$73,083,192	$249,285,159	$583,172,452	$750,043,238
Net assets consist of
Paid-in capital	$74,523,699	$248,247,399	$546,353,611	$687,493,725
Total distributable earnings (loss)	(1,440,507)	1,037,760	36,818,841	62,549,513
Net assets	$73,083,192	$249,285,159	$583,172,452	$750,043,238
Unaffiliated investments, at cost	$20,223,652	$66,365,333	$150,572,854	$201,944,264
Affiliated investments, at cost	61,344,644	214,530,149	455,256,999	565,694,967
Total investments, at cost	81,568,296	280,895,482	605,829,853	767,639,231
Securities loaned, at value	$2,604,504	$15,984,332	$20,345,290	$28,526,409
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class R1
Net assets	$45,754	$42,517	$312,587	$503,853
Shares outstanding	4,013	4,033	26,441	37,883
Net asset value, offering price and redemption price per share	$11.40	$10.54	$11.82	$13.30
Class R2
Net assets	$137,162	$135,006	$1,081,585	$801,781
Shares outstanding	12,026	12,798	91,610	60,303
Net asset value, offering price and redemption price per share	$11.41	$10.55	$11.81	$13.30
Class R4
Net assets	$94,062	$42,434	$45,751	$41,589
Shares outstanding	8,245	4,020	3,868	3,120
Net asset value, offering price and redemption price per share	$11.41	$10.56	$11.83	$13.33
Class R6
Net assets	$1,536,072	$421,028	$47,539,363	$43,259,159
Shares outstanding	134,610	39,896	4,037,982	3,262,106
Net asset value, offering price and redemption price per share	$11.41	$10.55	$11.77	$13.26
Class 1
Net assets	$71,270,142	$248,644,174	$534,193,166	$705,436,856
Shares outstanding	6,247,575	23,574,884	45,360,752	53,197,517
Net asset value, offering price and redemption price per share	$11.41	$10.55	$11.78	$13.26
24	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES 2-28-19 (unaudited)

Continued
	Multi-Index 2040 Preservation Portfolio	Multi-Index 2035 Preservation Portfolio	Multi-Index 2030 Preservation Portfolio	Multi-Index 2025 Preservation Portfolio
Assets
Unaffiliated investments, at value	$314,159,269	$473,913,649	$728,960,163	$885,577,055
Affiliated investments, at value	649,648,106	767,768,458	701,753,921	447,358,527
Total investments, at value	963,807,375	1,241,682,107	1,430,714,084	1,332,935,582
Interest receivable	1,811	2,091	2,799	3,040
Receivable for fund shares sold	60,636	116,472	55,888	39,074
Receivable for investments sold	3,146,016	2,093,723	2,297,685	1,778,568
Receivable for securities lending income	29,241	35,508	41,454	39,077
Receivable from affiliates	7,654	9,485	10,750	10,090
Other assets	33,259	34,538	36,010	35,518
Total assets	967,085,992	1,243,973,924	1,433,158,670	1,334,840,949
Liabilities
Payable for investments purchased	1,312,667	494,978	87,461	1,082,397
Payable for fund shares repurchased	3,528,381	2,489,819	2,329,598	2,129,946
Payable upon return of securities loaned	32,996,350	63,212,920	74,990,400	70,062,110
Payable to affiliates
Accounting and legal services fees	43,541	55,421	63,948	60,807
Transfer agent fees	1,039	1,252	1,221	1,016
Distribution and service fees	333	822	703	723
Trustees' fees	798	1,008	1,188	1,179
Other liabilities and accrued expenses	63,273	64,831	66,000	65,632
Total liabilities	37,946,382	66,321,051	77,540,519	73,403,810
Net assets	$929,139,610	$1,177,652,873	$1,355,618,151	$1,261,437,139
Net assets consist of
Paid-in capital	$845,706,258	$1,070,232,822	$1,242,299,685	$1,179,640,307
Total distributable earnings (loss)	83,433,352	107,420,051	113,318,466	81,796,832
Net assets	$929,139,610	$1,177,652,873	$1,355,618,151	$1,261,437,139
Unaffiliated investments, at cost	$285,629,451	$443,612,376	$703,075,415	$873,380,824
Affiliated investments, at cost	653,415,391	754,843,114	670,743,726	415,788,828
Total investments, at cost	939,044,842	1,198,455,490	1,373,819,141	1,289,169,652
Securities loaned, at value	$32,288,743	$61,877,541	$73,381,407	$68,593,494
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class R1
Net assets	$290,253	$726,077	$670,656	$349,051
Shares outstanding	22,065	55,918	53,010	29,011
Net asset value, offering price and redemption price per share	$13.15	$12.98	$12.65	$12.03
Class R2
Net assets	$552,242	$1,590,873	$1,299,915	$1,547,655
Shares outstanding	42,031	122,861	103,030	128,714
Net asset value, offering price and redemption price per share	$13.14	$12.95	$12.62	$12.02
Class R4
Net assets	$44,843	$41,881	$42,586	$57,503
Shares outstanding	3,400	3,222	3,359	4,774
Net asset value, offering price and redemption price per share	$13.19	$13.00	$12.68	$12.05
Class R6
Net assets	$53,486,898	$59,892,730	$63,255,847	$49,089,149
Shares outstanding	4,085,579	4,632,945	5,022,707	4,095,108
Net asset value, offering price and redemption price per share	$13.09	$12.93	$12.59	$11.99
Class 1
Net assets	$874,765,374	$1,115,401,312	$1,290,349,147	$1,210,393,781
Shares outstanding	66,722,858	86,351,601	102,414,664	100,955,159
Net asset value, offering price and redemption price per share	$13.11	$12.92	$12.60	$11.99
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	25

STATEMENTS OF ASSETS AND LIABILITIES 2-28-19 (unaudited)

Continued
	Multi-Index 2020 Preservation Portfolio	Multi-Index Income Preservation Portfolio
Assets
Unaffiliated investments, at value	$578,903,038	$347,811,829
Affiliated investments, at value	108,470,265	45,835,766
Total investments, at value	687,373,303	393,647,595
Interest receivable	555	436
Receivable for fund shares sold	17,102	8,274
Receivable for investments sold	750,230	526,334
Receivable for securities lending income	26,392	9,359
Receivable from affiliates	5,756	3,303
Other assets	31,702	29,919
Total assets	688,205,040	394,225,220
Liabilities
Due to custodian	—	187,837
Payable for investments purchased	252,961	232,818
Payable for fund shares repurchased	3,994,838	1,085,891
Payable upon return of securities loaned	24,276,465	21,085,950
Payable to affiliates
Accounting and legal services fees	32,535	18,304
Transfer agent fees	632	306
Distribution and service fees	548	273
Trustees' fees	721	425
Other liabilities and accrued expenses	62,232	60,551
Total liabilities	28,620,932	22,672,355
Net assets	$659,584,108	$371,552,865
Net assets consist of
Paid-in capital	$649,357,644	$368,017,508
Total distributable earnings (loss)	10,226,464	3,535,357
Net assets	$659,584,108	$371,552,865
Unaffiliated investments, at cost	$579,757,075	$342,818,783
Affiliated investments, at cost	101,680,435	44,137,227
Total investments, at cost	681,437,510	386,956,010
Securities loaned, at value	$23,743,815	$20,650,890
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class R1
Net assets	$181,099	$167,851
Shares outstanding	16,329	15,368
Net asset value, offering price and redemption price per share	$11.09	$10.92
Class R2
Net assets	$1,151,226	$576,855
Shares outstanding	103,865	52,905
Net asset value, offering price and redemption price per share	$11.08	$10.90
Class R4
Net assets	$44,319	$49,536
Shares outstanding	3,998	4,549
Net asset value, offering price and redemption price per share	$11.09	$10.89
Class R6
Net assets	$29,814,648	$15,941,449
Shares outstanding	2,699,523	1,466,808
Net asset value, offering price and redemption price per share	$11.04	$10.87
Class 1
Net assets	$628,392,816	$354,817,174
Shares outstanding	56,937,708	32,621,749
Net asset value, offering price and redemption price per share	$11.04	$10.88
26	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the six months ended 2-28-19 (unaudited)

	Multi-Index 2060 Preservation Portfolio	Multi-Index 2055 Preservation Portfolio	Multi-Index 2050 Preservation Portfolio	Multi-Index 2045 Preservation Portfolio
Investment income
Income distributions received from affiliated investments	$862,022	$3,168,136	$7,562,094	$9,591,080
Dividends	316,083	1,223,103	2,920,225	3,961,507
Securities lending	14,349	68,749	173,665	229,267
Interest	1,831	1,941	2,918	3,614
Other income received from advisor	18,531	57,631	136,943	212,919
Total investment income	1,212,816	4,519,560	10,795,845	13,998,387
Expenses
Investment management fees	57,730	218,343	520,079	691,709
Distribution and service fees	15,715	59,647	136,454	178,009
Accounting and legal services fees	5,007	19,207	45,870	59,428
Transfer agent fees	98	39	2,364	2,411
Trustees' fees	548	1,968	4,547	5,898
Custodian fees	15,629	15,629	15,629	15,629
State registration fees	31,255	30,571	32,297	32,343
Printing and postage	7,519	7,375	8,503	8,191
Professional fees	21,470	20,830	27,419	29,345
Other	5,030	6,350	9,475	11,267
Total expenses	160,001	379,959	802,637	1,034,230
Less expense reductions	(144,316)	(320,321)	(666,117)	(856,156)
Net expenses	15,685	59,638	136,520	178,074
Net investment income	1,197,131	4,459,922	10,659,325	13,820,313
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(96,573)	(269,660)	(629,835)	(1,026,047)
Affiliated investments	(959,985)	(2,555,295)	(5,780,475)	(6,391,370)
Capital gain distributions received from affiliated investments	5,833,124	21,430,345	51,152,155	64,964,234
	4,776,566	18,605,390	44,741,845	57,546,817
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	28,251	(294,673)	(930,942)	(884,410)
Affiliated investments	(7,012,696)	(28,240,125)	(68,571,103)	(88,662,003)
	(6,984,445)	(28,534,798)	(69,502,045)	(89,546,413)
Net realized and unrealized loss	(2,207,879)	(9,929,408)	(24,760,200)	(31,999,596)
Increase (decrease) in net assets from operations	$(1,010,748)	$(5,469,486)	$(14,100,875)	$(18,179,283)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	27

STATEMENTS OF OPERATIONS For the six months ended 2-28-19 (unaudited)

Continued
	Multi-Index 2040 Preservation Portfolio	Multi-Index 2035 Preservation Portfolio	Multi-Index 2030 Preservation Portfolio	Multi-Index 2025 Preservation Portfolio
Investment income
Income distributions received from affiliated investments	$11,161,406	$12,748,917	$11,367,738	$6,920,253
Dividends	5,319,108	7,943,289	11,543,308	13,871,169
Securities lending	282,611	337,906	390,402	354,994
Interest	5,457	8,257	12,272	10,096
Other income received from advisor	218,553	122,963	—	—
Total investment income	16,987,135	21,161,332	23,313,720	21,156,512
Expenses
Investment management fees	929,264	1,348,009	1,931,535	2,285,564
Distribution and service fees	219,456	283,922	326,158	309,960
Accounting and legal services fees	73,810	93,819	107,878	102,594
Transfer agent fees	2,798	3,443	3,284	2,737
Trustees' fees	7,329	9,213	10,571	10,161
Custodian fees	15,629	15,629	15,629	15,629
State registration fees	32,581	32,718	32,874	32,530
Printing and postage	8,007	7,796	7,543	7,391
Professional fees	31,378	34,157	36,076	35,363
Other	13,521	16,881	23,224	24,599
Total expenses	1,333,773	1,845,587	2,494,772	2,826,528
Less expense reductions	(1,114,283)	(1,561,508)	(1,922,652)	(1,832,509)
Net expenses	219,490	284,079	572,120	994,019
Net investment income	16,767,645	20,877,253	22,741,600	20,162,493
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(887,790)	(1,516,086)	(1,970,387)	(1,886,131)
Affiliated investments	(6,468,756)	(8,497,495)	(7,531,249)	1,999,653
Capital gain distributions received from affiliated investments	75,590,530	85,738,668	76,113,684	45,191,192
	68,233,984	75,725,087	66,612,048	45,304,714
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(986,948)	208,174	2,889,220	5,236,392
Affiliated investments	(104,792,503)	(117,915,720)	(105,992,241)	(71,021,945)
	(105,779,451)	(117,707,546)	(103,103,021)	(65,785,553)
Net realized and unrealized loss	(37,545,467)	(41,982,459)	(36,490,973)	(20,480,839)
Increase (decrease) in net assets from operations	$(20,777,822)	$(21,105,206)	$(13,749,373)	$(318,346)
28	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the six months ended 2-28-19 (unaudited)

Continued
	Multi-Index 2020 Preservation Portfolio	Multi-Index Income Preservation Portfolio
Investment income
Income distributions received from affiliated investments	$1,547,855	$418,486
Dividends	9,092,789	5,134,579
Securities lending	179,338	96,580
Interest	3,269	1,573
Total investment income	10,823,251	5,651,218
Expenses
Investment management fees	1,484,838	898,898
Distribution and service fees	165,460	93,850
Accounting and legal services fees	54,877	30,979
Transfer agent fees	1,683	798
Trustees' fees	5,471	3,036
Custodian fees	15,629	15,629
State registration fees	32,295	32,753
Printing and postage	7,647	7,440
Professional fees	28,736	25,408
Other	19,928	13,522
Total expenses	1,816,564	1,122,313
Less expense reductions	(1,051,407)	(615,901)
Net expenses	765,157	506,412
Net investment income	10,058,094	5,144,806
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(2,210,668)	(144,972)
Affiliated investments	2,862,932	259,778
Capital gain distributions received from affiliated investments	9,571,655	2,281,113
	10,223,919	2,395,919
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	5,191,254	1,782,334
Affiliated investments	(17,994,961)	(3,629,736)
	(12,803,707)	(1,847,402)
Net realized and unrealized gain (loss)	(2,579,788)	548,517
Increase (decrease) in net assets from operations	$7,478,306	$5,693,323
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	29

STATEMENTS OF CHANGES IN NET ASSETS

	Multi-Index 2060 Preservation Portfolio		Multi-Index 2055 Preservation Portfolio		Multi-Index 2050 Preservation Portfolio
	Six months ended 2-28-19 (unaudited)	Year ended 8-31-18	Six months ended 2-28-19 (unaudited)	Year ended 8-31-18	Six months ended 2-28-19 (unaudited)	Year ended 8-31-18
Increase (decrease) in net assets
From operations
Net investment income	$1,197,131	$841,871	$4,459,922	$4,920,410	$10,659,325	$12,882,283
Net realized gain	4,776,566	3,372,640	18,605,390	20,769,969	44,741,845	56,726,956
Change in net unrealized appreciation (depreciation)	(6,984,445)	(316,498)	(28,534,798)	(2,990,706)	(69,502,045)	(10,458,237)
Increase (decrease) in net assets resulting from operations	(1,010,748)	3,898,013	(5,469,486)	22,699,673	(14,100,875)	59,151,002
Distributions to shareholders
From net investment income and net realized gain
Class R1	(3,300)	—	(4,825)	—	(30,901)	—
Class R2	(9,240)	—	(12,938)	—	(117,143)	—
Class R4	(6,707)	—	(4,975)	—	(5,721)	—
Class R6	(99,454)	—	(40,594)	—	(4,194,100)	—
Class 1	(4,728,450)	—	(26,093,220)	—	(64,114,967)	—
From net investment income
Class R1	—	(719)	—	(840)	—	(4,461)
Class R2	—	(834)	—	(953)	—	(8,092)
Class R4	—	(1,342)	—	(999)	—	(1,013)
Class R6	—	(1,523)	—	(1,598)	—	(328,032)
Class 1	—	(689,208)	—	(4,678,919)	—	(12,255,665)
From net realized gain
Class R1	—	(958)	—	(2,393)	—	(16,117)
Class R2	—	(955)	—	(2,386)	—	(25,214)
Class R4	—	(1,458)	—	(2,385)	—	(2,830)
Class R6	—	(1,517)	—	(3,557)	—	(853,313)
Class 1	—	(704,231)	—	(10,648,463)	—	(32,550,559)
Total distributions	(4,847,151)	(1,402,745)	(26,156,552)	(15,342,493)	(68,462,832)	(46,045,296)
Portfolio share transactions
From portfolio share transactions	19,698,533	30,297,222	29,505,998	33,364,537	56,522,289	12,047,354
Total increase (decrease)	13,840,634	32,792,490	(2,120,040)	40,721,717	(26,041,418)	25,153,060
Net assets
Beginning of period	59,242,558	26,450,068	251,405,199	210,683,482	609,213,870	584,060,810
End of period	$73,083,192	$59,242,558	$249,285,159	$251,405,199	$583,172,452	$609,213,870
Undistributed net investment income (loss)	(a)	238,896	(a)	1,161,702	(a)	2,941,236

(a)	Not applicable for February 28, 2019. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
30	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	Multi-Index 2045 Preservation Portfolio		Multi-Index 2040 Preservation Portfolio		Multi-Index 2035 Preservation Portfolio
	Six months ended 2-28-19 (unaudited)	Year ended 8-31-18	Six months ended 2-28-19 (unaudited)	Year ended 8-31-18	Six months ended 2-28-19 (unaudited)	Year ended 8-31-18
Increase (decrease) in net assets
From operations
Net investment income	$13,820,313	$17,084,116	$16,767,645	$21,721,886	$20,877,253	$27,926,661
Net realized gain	57,546,817	72,063,633	68,233,984	92,183,226	75,725,087	109,591,435
Change in net unrealized appreciation (depreciation)	(89,546,413)	(12,966,478)	(105,779,451)	(20,930,603)	(117,707,546)	(32,125,086)
Increase (decrease) in net assets resulting from operations	(18,179,283)	76,181,271	(20,777,822)	92,974,509	(21,105,206)	105,393,010
Distributions to shareholders
From net investment income and net realized gain
Class R1	(53,034)	—	(28,767)	—	(140,921)	—
Class R2	(84,340)	—	(67,035)	—	(165,236)	—
Class R4	(5,387)	—	(5,793)	—	(5,195)	—
Class R6	(4,338,812)	—	(5,122,069)	—	(5,823,282)	—
Class 1	(83,001,677)	—	(104,487,193)	—	(126,172,725)	—
From net investment income
Class R1	—	(8,380)	—	(4,235)	—	(20,018)
Class R2	—	(13,287)	—	(4,453)	—	(11,737)
Class R4	—	(1,018)	—	(1,157)	—	(1,016)
Class R6	—	(316,320)	—	(433,782)	—	(481,406)
Class 1	—	(16,257,168)	—	(20,602,037)	—	(26,517,770)
From net realized gain
Class R1	—	(29,560)	—	(14,675)	—	(69,146)
Class R2	—	(42,249)	—	(13,557)	—	(35,897)
Class R4	—	(2,708)	—	(3,128)	—	(2,615)
Class R6	—	(783,940)	—	(1,096,376)	—	(1,151,815)
Class 1	—	(41,163,551)	—	(52,988,629)	—	(64,830,448)
Total distributions	(87,483,250)	(58,618,181)	(109,710,857)	(75,162,029)	(132,307,359)	(93,121,868)
Portfolio share transactions
From portfolio share transactions	62,288,722	23,565,501	75,913,112	(17,252,138)	81,412,748	(23,892,644)
Total increase (decrease)	(43,373,811)	41,128,591	(54,575,567)	560,342	(71,999,817)	(11,621,502)
Net assets
Beginning of period	793,417,049	752,288,458	983,715,177	983,154,835	1,249,652,690	1,261,274,192
End of period	$750,043,238	$793,417,049	$929,139,610	$983,715,177	$1,177,652,873	$1,249,652,690
Undistributed net investment income (loss)	(a)	4,135,542	(a)	5,472,718	(a)	8,000,006

(a)	Not applicable for February 28, 2019. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	31

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	Multi-Index 2030 Preservation Portfolio		Multi-Index 2025 Preservation Portfolio		Multi-Index 2020 Preservation Portfolio
	Six months ended 2-28-19 (unaudited)	Year ended 8-31-18	Six months ended 2-28-19 (unaudited)	Year ended 8-31-18	Six months ended 2-28-19 (unaudited)	Year ended 8-31-18
Increase (decrease) in net assets
From operations
Net investment income	$22,741,600	$33,209,008	$20,162,493	$32,759,057	$10,058,094	$19,044,806
Net realized gain	66,612,048	111,154,130	45,304,714	85,286,416	10,223,919	31,351,659
Change in net unrealized appreciation (depreciation)	(103,103,021)	(47,634,731)	(65,785,553)	(59,636,502)	(12,803,707)	(40,248,629)
Increase (decrease) in net assets resulting from operations	(13,749,373)	96,728,407	(318,346)	58,408,971	7,478,306	10,147,836
Distributions to shareholders
From net investment income and net realized gain
Class R1	(127,860)	—	(27,406)	—	(10,037)	—
Class R2	(111,033)	—	(122,394)	—	(70,881)	—
Class R4	(4,731)	—	(5,068)	—	(2,941)	—
Class R6	(4,906,584)	—	(3,551,857)	—	(1,623,624)	—
Class 1	(132,543,363)	—	(106,252,510)	—	(41,826,866)	—
From net investment income
Class R1	—	(13,921)	—	(4,516)	—	(4,460)
Class R2	—	(10,825)	—	(3,529)	—	(6,821)
Class R4	—	(1,011)	—	(1,166)	—	(1,073)
Class R6	—	(484,483)	—	(409,296)	—	(302,001)
Class 1	—	(31,136,652)	—	(31,106,066)	—	(18,734,497)
From net realized gain
Class R1	—	(44,080)	—	(12,701)	—	(12,277)
Class R2	—	(30,592)	—	(8,118)	—	(17,368)
Class R4	—	(2,396)	—	(2,388)	—	(2,312)
Class R6	—	(1,066,955)	—	(778,374)	—	(601,681)
Class 1	—	(70,087,931)	—	(60,444,764)	—	(38,124,287)
Total distributions	(137,693,571)	(102,878,846)	(109,959,235)	(92,770,918)	(43,534,349)	(57,806,777)
Portfolio share transactions
From portfolio share transactions	84,749,433	(57,717,343)	21,550,737	(106,739,696)	(25,371,532)	(122,872,196)
Total decrease	(66,693,511)	(63,867,782)	(88,726,844)	(141,101,643)	(61,427,575)	(170,531,137)
Net assets
Beginning of period	1,422,311,662	1,486,179,444	1,350,163,983	1,491,265,626	721,011,683	891,542,820
End of period	$1,355,618,151	$1,422,311,662	$1,261,437,139	$1,350,163,983	$659,584,108	$721,011,683
Undistributed net investment income (loss)	(a)	11,594,668	(a)	13,901,111	(a)	9,349,065

(a)	Not applicable for February 28, 2019. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
32	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	Multi-Index Income Preservation Portfolio
	Six months ended 2-28-19 (unaudited)	Year ended 8-31-18
Increase (decrease) in net assets
From operations
Net investment income	$5,144,806	$9,910,441
Net realized gain	2,395,919	6,668,798
Change in net unrealized appreciation (depreciation)	(1,847,402)	(12,306,763)
Increase in net assets resulting from operations	5,693,323	4,272,476
Distributions to shareholders
From net investment income and net realized gain
Class R1	(4,897)	—
Class R2	(18,208)	—
Class R4	(1,751)	—
Class R6	(402,849)	—
Class 1	(13,175,471)	—
From net investment income
Class R1	—	(2,605)
Class R2	—	(5,028)
Class R4	—	(1,050)
Class R6	—	(153,967)
Class 1	—	(10,292,335)
From net realized gain
Class R1	—	(2,382)
Class R2	—	(4,111)
Class R4	—	(767)
Class R6	—	(104,259)
Class 1	—	(7,123,535)
Total distributions	(13,603,176)	(17,690,039)
Portfolio share transactions
From portfolio share transactions	(25,207,544)	(87,329,317)
Total decrease	(33,117,397)	(100,746,880)
Net assets
Beginning of period	404,670,262	505,417,142
End of period	$371,552,865	$404,670,262
Undistributed net investment income (loss)	(a)	5,038,702

(a)	Not applicable for February 28, 2019. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	33

Financial highlights
Multi-Index 2060 Preservation Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class R1
02-28-2019 [5]	12.62	0.20 [6]	(0.60)	(0.40)	(0.19)	(0.63)	(0.82)	11.40	(2.48) [7]	0.97 [8]	0.51 [8]	3.37 [6,8]	— [9]	7
08-31-2018	11.88	0.17 [6]	0.99	1.16	(0.18)	(0.24)	(0.42)	12.62	9.87	1.13	0.51	1.36 [6]	— [9]	10
08-31-2017	10.56	0.19 [6]	1.26	1.45	(0.13)	—	(0.13)	11.88	13.89	2.17	0.51	1.68 [6]	— [9]	14
08-31-2016 [10]	10.00	0.01	0.55	0.56	—	—	—	10.56	5.60 [7]	22.82 [8]	0.56 [8]	0.27 [8]	— [9]	— [11]
Class R2
02-28-2019 [5]	12.64	0.24 [6]	(0.62)	(0.38)	(0.22)	(0.63)	(0.85)	11.41	(2.30) [7]	0.83 [8]	0.37 [8]	4.25 [6,8]	— [9]	7
08-31-2018	11.90	0.20 [6]	0.99	1.19	(0.21)	(0.24)	(0.45)	12.64	10.11	0.88	0.27	1.58 [6]	— [9]	10
08-31-2017	10.58	0.21 [6]	1.26	1.47	(0.15)	—	(0.15)	11.90	14.07	1.92	0.26	1.93 [6]	— [9]	14
08-31-2016 [10]	10.00	0.02	0.56	0.58	—	—	—	10.58	5.80 [7]	22.57 [8]	0.31 [8]	0.52 [8]	— [9]	— [11]
Class R4
02-28-2019 [5]	12.66	0.21 [6]	(0.59)	(0.38)	(0.24)	(0.63)	(0.87)	11.41	(2.25) [7]	0.72 [8]	0.17 [8]	3.68 [6,8]	— [9]	7
08-31-2018	11.90	0.22 [6]	1.00	1.22	(0.22)	(0.24)	(0.46)	12.66	10.29	0.88	0.16	1.76 [6]	— [9]	10
08-31-2017	10.58	0.23 [6]	1.25	1.48	(0.16)	—	(0.16)	11.90	14.16	1.92	0.16	2.04 [6]	— [9]	14
08-31-2016 [10]	10.00	0.03	0.55	0.58	—	—	—	10.58	5.80 [7]	22.57 [8]	0.21 [8]	0.62 [8]	— [9]	— [11]
Class R6
02-28-2019 [5]	12.67	0.24 [6]	(0.61)	(0.37)	(0.26)	(0.63)	(0.89)	11.41	(2.23) [7]	0.47 [8]	— [8]	4.22 [6,8]	2	7
08-31-2018	11.92	0.16 [6]	1.07	1.23	(0.24)	(0.24)	(0.48)	12.67	10.46	0.63	—	1.38 [6]	1	10
08-31-2017	10.59	0.24 [6]	1.26	1.50	(0.17)	—	(0.17)	11.92	14.38	1.67	—	2.17 [6]	— [9]	14
08-31-2016 [10]	10.00	0.03	0.56	0.59	—	—	—	10.59	5.90 [7]	22.32 [8]	0.05 [8]	0.79 [8]	— [9]	— [11]
Class 1
02-28-2019 [5]	12.66	0.22 [6]	(0.59)	(0.37)	(0.25)	(0.63)	(0.88)	11.41	(2.20) [7]	0.51 [8]	0.05 [8]	3.81 [6,8]	71	7
08-31-2018	11.91	0.24 [6]	0.98	1.22	(0.23)	(0.24)	(0.47)	12.66	10.41	0.67	0.05	1.99 [6]	58	10
08-31-2017	10.58	0.17 [6]	1.33	1.50	(0.17)	—	(0.17)	11.91	14.35	1.70	0.05	1.51 [6]	26	14
08-31-2016 [10]	10.00	0.01	0.57	0.58	—	—	—	10.58	5.80 [7]	22.36 [8]	0.10 [8]	0.35 [8]	3	— [11]

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Accordingly, a significant portion of income is recorded in December.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-19. Unaudited.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of less than $0.005, $0.01 and less than $0.005 per share and 0.06%, 0.05% and 0.04% for the periods ended 2-28-19, 8-31-18 and 8-31-17, respectively.
[7] Not annualized.
[8] Annualized.
[9] Less than $500,000.
[10] Period from 3-30-16 (commencement of operations) to 8-31-16.
[11] Less than 1%.
34	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multi-Index 2055 Preservation Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class R1
02-28-2019 [5]	12.16	0.19 [6]	(0.61)	(0.42)	(0.21)	(0.99)	(1.20)	10.54	(2.47) [7]	0.78 [8]	0.51 [8]	3.41 [6,8]	— [9]	8
08-31-2018	11.82	0.17 [6]	0.97	1.14	(0.20)	(0.60)	(0.80)	12.16	9.89	0.80	0.51	1.38 [6]	— [9]	10
08-31-2017	10.71	0.19 [6]	1.25	1.44	(0.17)	(0.16)	(0.33)	11.82	13.85	0.80	0.51	1.68 [6]	— [9]	11
08-31-2016	10.08	0.16	0.63	0.79	(0.12)	(0.04)	(0.16)	10.71	8.00	0.87	0.55	1.59	— [9]	3
08-31-2015	10.62	0.14	(0.56)	(0.42)	(0.10)	(0.02)	(0.12)	10.08	(4.04)	7.62	0.77	1.32	— [9]	13
08-31-2014 [10]	10.00	(0.01)	0.63	0.62	—	—	—	10.62	6.20 [7]	23.59 [8]	0.98 [8]	(0.22) [8]	— [9]	12
Class R2
02-28-2019 [5]	12.18	0.19 [6]	(0.61)	(0.42)	(0.22)	(0.99)	(1.21)	10.55	(2.40) [7]	0.68 [8]	0.41 [8]	3.46 [6,8]	— [9]	8
08-31-2018	11.84	0.16 [6]	1.01	1.17	(0.23)	(0.60)	(0.83)	12.18	10.13	0.60	0.31	1.35 [6]	— [9]	10
08-31-2017	10.73	0.21 [6]	1.26	1.47	(0.20)	(0.16)	(0.36)	11.84	14.11	0.55	0.27	1.93 [6]	— [9]	11
08-31-2016	10.10	0.19	0.63	0.82	(0.15)	(0.04)	(0.19)	10.73	8.26	0.62	0.30	1.84	— [9]	3
08-31-2015	10.64	0.17	(0.57)	(0.40)	(0.12)	(0.02)	(0.14)	10.10	(3.85)	7.39	0.52	1.57	— [9]	13
08-31-2014 [10]	10.00	— [11]	0.64	0.64	—	—	—	10.64	6.40 [7]	23.33 [8]	0.73 [8]	0.03 [8]	— [9]	12
Class R4
02-28-2019 [5]	12.20	0.21 [6]	(0.61)	(0.40)	(0.25)	(0.99)	(1.24)	10.56	(2.24) [7]	0.53 [8]	0.16 [8]	3.77 [6,8]	— [9]	8
08-31-2018	11.85	0.21 [6]	0.98	1.19	(0.24)	(0.60)	(0.84)	12.20	10.32	0.55	0.16	1.73 [6]	— [9]	10
08-31-2017	10.74	0.23 [6]	1.25	1.48	(0.21)	(0.16)	(0.37)	11.85	14.21	0.55	0.17	2.03 [6]	— [9]	11
08-31-2016	10.11	0.20	0.63	0.83	(0.16)	(0.04)	(0.20)	10.74	8.37	0.62	0.20	1.94	— [9]	3
08-31-2015	10.65	0.18	(0.56)	(0.38)	(0.14)	(0.02)	(0.16)	10.11	(3.67)	7.38	0.37	1.72	— [9]	13
08-31-2014 [10]	10.00	0.01	0.64	0.65	—	—	—	10.65	6.50 [7]	23.32 [8]	0.48 [8]	0.28 [8]	— [9]	12
Class R6
02-28-2019 [5]	12.21	0.20 [6]	(0.60)	(0.40)	(0.27)	(0.99)	(1.26)	10.55	(2.23) [7]	0.28 [8]	— [8]	3.69 [6,8]	— [9]	8
08-31-2018	11.86	0.19 [6]	1.02	1.21	(0.26)	(0.60)	(0.86)	12.21	10.48	0.30	—	1.61 [6]	— [9]	10
08-31-2017	10.75	0.24 [6]	1.26	1.50	(0.23)	(0.16)	(0.39)	11.86	14.38	0.30	—	2.11 [6]	— [9]	11
08-31-2016	10.12	0.21	0.64	0.85	(0.18)	(0.04)	(0.22)	10.75	8.54	0.37	0.03	2.04	— [9]	3
08-31-2015	10.66	0.20	(0.56)	(0.36)	(0.16)	(0.02)	(0.18)	10.12	(3.48)	7.75	0.18	1.91	— [9]	13
08-31-2014 [10]	10.00	0.02	0.64	0.66	—	—	—	10.66	6.60 [7]	24.80 [8]	0.23 [8]	0.53 [8]	— [9]	12
Class 1
02-28-2019 [5]	12.21	0.21 [6]	(0.62)	(0.41)	(0.26)	(0.99)	(1.25)	10.55	(2.27) [7]	0.32 [8]	0.05 [8]	3.75 [6,8]	249	8
08-31-2018	11.85	0.26 [6]	0.96	1.22	(0.26)	(0.60)	(0.86)	12.21	10.52	0.33	0.05	2.13 [6]	251	10
08-31-2017	10.74	0.23 [6]	1.26	1.49	(0.22)	(0.16)	(0.38)	11.85	14.34	0.34	0.05	2.07 [6]	210	11
08-31-2016	10.11	0.18	0.66	0.84	(0.17)	(0.04)	(0.21)	10.74	8.50	0.40	0.08	1.79	152	3
08-31-2015	10.65	0.14	(0.51)	(0.37)	(0.15)	(0.02)	(0.17)	10.11	(3.52)	0.69	0.23	1.32	62	13
08-31-2014 [10]	10.00	0.01	0.64	0.65	—	—	—	10.65	6.50 [7]	6.96 [8]	0.28 [8]	0.25 [8]	8	12

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Accordingly, a significant portion of income is recorded in December.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-19. Unaudited.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of less than $0.005, $0.01 and less than $0.005 per share and 0.05%, 0.04% and 0.03% for the periods ended 2-28-19, 8-31-18 and 8-31-17, respectively.
[7] Not annualized.
[8] Annualized.
[9] Less than $500,000.
[10] Period from 3-26-14 (commencement of operations) to 8-31-14.
[11] Less than $0.005 per share.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	35

Financial highlights continued
Multi-Index 2050 Preservation Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class R1
02-28-2019 [5]	13.80	0.17 [6]	(0.68)	(0.51)	(0.21)	(1.26)	(1.47)	11.82	(2.63) [7]	0.99 [8]	0.76 [8]	2.70 [6,8]	— [9]	9
08-31-2018	13.55	0.19 [6]	1.09	1.28	(0.22)	(0.81)	(1.03)	13.80	9.80	0.96	0.72	1.41 [6]	— [9]	13
08-31-2017	12.45	0.19 [6]	1.45	1.64	(0.20)	(0.34)	(0.54)	13.55	13.60	0.90	0.67	1.45 [6]	— [9]	12
08-31-2016	11.87	0.17	0.75	0.92	(0.16)	(0.18)	(0.34)	12.45	7.90	0.86	0.66	1.43	— [9]	6
08-31-2015	12.64	0.15	(0.70)	(0.55)	(0.14)	(0.08)	(0.22)	11.87	(4.41)	3.77	0.83	1.20	— [9]	5
08-31-2014	10.85	0.12	1.82	1.94	(0.12)	(0.03)	(0.15)	12.64	18.00	14.26	0.99	0.99	— [9]	9
Class R2
02-28-2019 [5]	13.80	0.20 [6]	(0.69)	(0.49)	(0.24)	(1.26)	(1.50)	11.81	(2.42) [7]	0.74 [8]	0.51 [8]	3.32 [6,8]	1	9
08-31-2018	13.56	0.17 [6]	1.14	1.31	(0.26)	(0.81)	(1.07)	13.80	9.91	0.74	0.50	1.29 [6]	1	13
08-31-2017	12.46	0.18 [6]	1.49	1.67	(0.23)	(0.34)	(0.57)	13.56	13.96	0.62	0.39	1.44 [6]	1	12
08-31-2016	11.87	0.20	0.76	0.96	(0.19)	(0.18)	(0.37)	12.46	8.24	0.61	0.41	1.73	— [9]	6
08-31-2015	12.64	0.20	(0.72)	(0.52)	(0.17)	(0.08)	(0.25)	11.87	(4.18)	3.12	0.59	1.56	— [9]	5
08-31-2014	10.85	0.15	1.82	1.97	(0.15)	(0.03)	(0.18)	12.64	18.27	14.02	0.74	1.24	— [9]	9
Class R4
02-28-2019 [5]	13.85	0.24 [6]	(0.71)	(0.47)	(0.29)	(1.26)	(1.55)	11.83	(2.25) [7]	0.50 [8]	0.16 [8]	3.80 [6,8]	— [9]	9
08-31-2018	13.59	0.23 [6]	1.13	1.36	(0.29)	(0.81)	(1.10)	13.85	10.29	0.50	0.16	1.68 [6]	— [9]	13
08-31-2017	12.49	0.25 [6]	1.45	1.70	(0.26)	(0.34)	(0.60)	13.59	14.14	0.59	0.25	1.98 [6]	— [9]	12
08-31-2016	11.91	0.23	0.74	0.97	(0.21)	(0.18)	(0.39)	12.49	8.31	0.51	0.20	1.97	— [9]	6
08-31-2015	12.68	0.22	(0.71)	(0.49)	(0.20)	(0.08)	(0.28)	11.91	(3.93)	4.22	0.39	1.73	— [9]	5
08-31-2014	10.88	0.18	1.83	2.01	(0.18)	(0.03)	(0.21)	12.68	18.59	13.71	0.49	1.50	— [9]	9
Class R6
02-28-2019 [5]	13.81	0.23 [6]	(0.70)	(0.47)	(0.31)	(1.26)	(1.57)	11.77	(2.22) [7]	0.25 [8]	— [8]	3.78 [6,8]	48	9
08-31-2018	13.55	0.26 [6]	1.12	1.38	(0.31)	(0.81)	(1.12)	13.81	10.49	0.25	—	1.93 [6]	30	13
08-31-2017	12.45	0.19 [6]	1.53	1.72	(0.28)	(0.34)	(0.62)	13.55	14.38	0.25	—	1.45 [6]	11	12
08-31-2016	11.87	0.18	0.81	0.99	(0.23)	(0.18)	(0.41)	12.45	8.54	0.26	0.04	1.57	— [9]	6
08-31-2015	12.64	0.23	(0.69)	(0.46)	(0.23)	(0.08)	(0.31)	11.87	(3.71)	3.41	0.19	1.83	— [9]	5
08-31-2014	10.85	0.21	1.82	2.03	(0.21)	(0.03)	(0.24)	12.64	18.83	13.65	0.24	1.72	— [9]	9
Class 1
02-28-2019 [5]	13.81	0.23 [6]	(0.70)	(0.47)	(0.30)	(1.26)	(1.56)	11.78	(2.21) [7]	0.28 [8]	0.05 [8]	3.76 [6,8]	534	9
08-31-2018	13.55	0.30 [6]	1.07	1.37	(0.30)	(0.81)	(1.11)	13.81	10.44	0.29	0.05	2.17 [6]	578	13
08-31-2017	12.45	0.27 [6]	1.44	1.71	(0.27)	(0.34)	(0.61)	13.55	14.33	0.28	0.05	2.14 [6]	573	12
08-31-2016	11.87	0.24	0.75	0.99	(0.23)	(0.18)	(0.41)	12.45	8.49	0.29	0.09	2.01	522	6
08-31-2015	12.64	0.23	(0.69)	(0.46)	(0.23)	(0.08)	(0.31)	11.87	(3.75)	0.28	0.24	1.81	424	5
08-31-2014	10.85	0.19	1.83	2.02	(0.20)	(0.03)	(0.23)	12.64	18.77	0.29	0.29	1.57	380	9

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Accordingly, a significant portion of income is recorded in December.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-19. Unaudited.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of less than $0.005, $0.01 and less than $0.005 per share and 0.05%, 0.04% and 0.03% for the periods ended 2-28-19, 8-31-18 and 8-31-17, respectively.
[7] Not annualized.
[8] Annualized.
[9] Less than $500,000.
36	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multi-Index 2045 Preservation Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class R1
02-28-2019 [5]	15.50	0.22 [6]	(0.78)	(0.56)	(0.24)	(1.40)	(1.64)	13.30	(2.55) [7]	0.97 [8]	0.73 [8]	3.12 [6,8]	1	9
08-31-2018	15.19	0.24 [6]	1.18	1.42	(0.24)	(0.87)	(1.11)	15.50	9.62	0.99	0.75	1.54 [6]	1	12
08-31-2017	13.97	0.19 [6]	1.62	1.81	(0.21)	(0.38)	(0.59)	15.19	13.47	0.96	0.73	1.31 [6]	1	12
08-31-2016	13.33	0.17	0.85	1.02	(0.18)	(0.20)	(0.38)	13.97	7.74	0.97	0.77	1.29	— [9]	6
08-31-2015	14.17	0.16	(0.78)	(0.62)	(0.15)	(0.07)	(0.22)	13.33	(4.45)	2.77	0.90	1.14	— [9]	5
08-31-2014	12.16	0.13	2.05	2.18	(0.13)	(0.04)	(0.17)	14.17	18.05	14.27	0.99	0.99	— [9]	9
Class R2
02-28-2019 [5]	15.52	0.22 [6]	(0.77)	(0.55)	(0.27)	(1.40)	(1.67)	13.30	(2.41) [7]	0.75 [8]	0.51 [8]	3.13 [6,8]	1	9
08-31-2018	15.20	0.24 [6]	1.22	1.46	(0.27)	(0.87)	(1.14)	15.52	9.80	0.75	0.51	1.60 [6]	1	12
08-31-2017	13.97	0.16 [6]	1.69	1.85	(0.24)	(0.38)	(0.62)	15.20	13.88	0.74	0.50	1.14 [6]	1	12
08-31-2016	13.33	0.20	0.85	1.05	(0.21)	(0.20)	(0.41)	13.97	8.04	0.77	0.53	1.53	— [9]	6
08-31-2015	14.17	0.23	(0.81)	(0.58)	(0.19)	(0.07)	(0.26)	13.33	(4.22)	2.98	0.61	1.66	— [9]	5
08-31-2014	12.16	0.16	2.05	2.21	(0.16)	(0.04)	(0.20)	14.17	18.33	13.66	0.74	1.20	— [9]	9
Class R4
02-28-2019 [5]	15.59	0.27 [6]	(0.80)	(0.53)	(0.33)	(1.40)	(1.73)	13.33	(2.28) [7]	0.50 [8]	0.16 [8]	3.80 [6,8]	— [9]	9
08-31-2018	15.27	0.27 [6]	1.24	1.51	(0.32)	(0.87)	(1.19)	15.59	10.21	0.50	0.16	1.71 [6]	— [9]	12
08-31-2017	14.03	0.30 [6]	1.61	1.91	(0.29)	(0.38)	(0.67)	15.27	14.19	0.49	0.16	2.07 [6]	— [9]	12
08-31-2016	13.37	0.26	0.84	1.10	(0.24)	(0.20)	(0.44)	14.03	8.40	0.50	0.20	1.97	— [9]	6
08-31-2015	14.21	0.24	(0.79)	(0.55)	(0.22)	(0.07)	(0.29)	13.37	(3.97)	4.22	0.38	1.73	— [9]	5
08-31-2014	12.20	0.20	2.05	2.25	(0.20)	(0.04)	(0.24)	14.21	18.54	13.73	0.49	1.51	— [9]	9
Class R6
02-28-2019 [5]	15.53	0.27 [6]	(0.79)	(0.52)	(0.35)	(1.40)	(1.75)	13.26	(2.17) [7]	0.25 [8]	— [8]	3.86 [6,8]	43	9
08-31-2018	15.22	0.29 [6]	1.24	1.53	(0.35)	(0.87)	(1.22)	15.53	10.35	0.25	—	1.91 [6]	32	12
08-31-2017	13.99	0.20 [6]	1.72	1.92	(0.31)	(0.38)	(0.69)	15.22	14.35	0.24	—	1.36 [6]	10	12
08-31-2016	13.33	0.27	0.86	1.13	(0.27)	(0.20)	(0.47)	13.99	8.62	0.25	0.03	2.02	— [9]	6
08-31-2015	14.18	0.23	(0.76)	(0.53)	(0.25)	(0.07)	(0.32)	13.33	(3.82)	3.09	0.19	1.64	— [9]	5
08-31-2014	12.16	0.23	2.06	2.29	(0.23)	(0.04)	(0.27)	14.18	18.97	13.83	0.24	1.74	— [9]	9
Class 1
02-28-2019 [5]	15.53	0.26 [6]	(0.78)	(0.52)	(0.35)	(1.40)	(1.75)	13.26	(2.22) [7]	0.28 [8]	0.05 [8]	3.77 [6,8]	705	9
08-31-2018	15.21	0.34 [6]	1.19	1.53	(0.34)	(0.87)	(1.21)	15.53	10.37	0.29	0.05	2.20 [6]	760	12
08-31-2017	13.98	0.31 [6]	1.60	1.91	(0.30)	(0.38)	(0.68)	15.21	14.30	0.28	0.05	2.15 [6]	741	12
08-31-2016	13.33	0.27	0.84	1.11	(0.26)	(0.20)	(0.46)	13.98	8.49	0.28	0.08	2.01	678	6
08-31-2015	14.17	0.26	(0.78)	(0.52)	(0.25)	(0.07)	(0.32)	13.33	(3.80)	0.28	0.24	1.83	554	5
08-31-2014	12.16	0.22	2.05	2.27	(0.22)	(0.04)	(0.26)	14.17	18.83	0.29	0.29	1.61	512	9

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Accordingly, a significant portion of income is recorded in December.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-19. Unaudited.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of less than $0.005, $0.01 and less than $0.005 per share and 0.06%, 0.05% and 0.03% for the periods ended 2-28-19, 8-31-18 and 8-31-17, respectively.
[7] Not annualized.
[8] Annualized.
[9] Less than $500,000.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	37

Financial highlights continued
Multi-Index 2040 Preservation Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class R1
02-28-2019 [5]	15.32	0.21 [6]	(0.74)	(0.53)	(0.24)	(1.40)	(1.64)	13.15	(2.40) [7]	1.01 [8]	0.76 [8]	3.08 [6,8]	— [9]	10
08-31-2018	15.09	0.23 [6]	1.12	1.35	(0.26)	(0.86)	(1.12)	15.32	9.16	0.96	0.71	1.50 [6]	— [9]	16
08-31-2017	13.92	0.19 [6]	1.58	1.77	(0.23)	(0.37)	(0.60)	15.09	13.15	0.88	0.65	1.36 [6]	— [9]	13
08-31-2016	13.29	0.19	0.83	1.02	(0.19)	(0.20)	(0.39)	13.92	7.79	0.83	0.63	1.45	— [9]	7
08-31-2015	14.12	0.16	(0.76)	(0.60)	(0.15)	(0.08)	(0.23)	13.29	(4.34)	4.03	0.80	1.15	— [9]	5
08-31-2014	12.13	0.13	2.03	2.16	(0.13)	(0.04)	(0.17)	14.12	17.90	14.33	0.99	0.99	— [9]	9
Class R2
02-28-2019 [5]	15.33	0.23 [6]	(0.74)	(0.51)	(0.28)	(1.40)	(1.68)	13.14	(2.25) [7]	0.75 [8]	0.51 [8]	3.30 [6,8]	1	10
08-31-2018	15.10	0.18 [6]	1.20	1.38	(0.29)	(0.86)	(1.15)	15.33	9.40	0.73	0.48	1.19 [6]	1	16
08-31-2017	13.92	0.21 [6]	1.60	1.81	(0.26)	(0.37)	(0.63)	15.10	13.51	0.61	0.38	1.46 [6]	— [9]	13
08-31-2016	13.26	0.23	0.82	1.05	(0.19)	(0.20)	(0.39)	13.92	8.10	0.53	0.33	1.72	— [9]	7
08-31-2015	14.12	0.36	(0.96)	(0.60)	(0.18)	(0.08)	(0.26)	13.26	(4.32)	2.06	0.69	2.57	— [9]	5
08-31-2014	12.13	0.08	2.11	2.19	(0.16)	(0.04)	(0.20)	14.12	18.17	6.48	0.74	0.57	— [9]	9
Class R4
02-28-2019 [5]	15.41	0.26 [6]	(0.75)	(0.49)	(0.33)	(1.40)	(1.73)	13.19	(2.07) [7]	0.51 [8]	0.17 [8]	3.71 [6,8]	— [9]	10
08-31-2018	15.16	0.27 [6]	1.17	1.44	(0.33)	(0.86)	(1.19)	15.41	9.76	0.51	0.17	1.76 [6]	— [9]	16
08-31-2017	13.97	0.28 [6]	1.57	1.85	(0.29)	(0.37)	(0.66)	15.16	13.72	0.50	0.17	1.97 [6]	— [9]	13
08-31-2016	13.33	0.26	0.82	1.08	(0.24)	(0.20)	(0.44)	13.97	8.27	0.50	0.20	1.95	— [9]	7
08-31-2015	14.17	0.24	(0.79)	(0.55)	(0.21)	(0.08)	(0.29)	13.33	(3.93)	4.24	0.39	1.72	— [9]	5
08-31-2014	12.18	0.20	2.02	2.22	(0.19)	(0.04)	(0.23)	14.17	18.37	13.76	0.49	1.50	— [9]	9
Class R6
02-28-2019 [5]	15.33	0.25 [6]	(0.73)	(0.48)	(0.36)	(1.40)	(1.76)	13.09	(2.02) [7]	0.26 [8]	— [8]	3.72 [6,8]	53	10
08-31-2018	15.09	0.30 [6]	1.15	1.45	(0.35)	(0.86)	(1.21)	15.33	9.90	0.26	—	2.01 [6]	37	16
08-31-2017	13.91	0.20 [6]	1.66	1.86	(0.31)	(0.37)	(0.68)	15.09	13.90	0.25	—	1.40 [6]	14	13
08-31-2016	13.27	0.25	0.85	1.10	(0.26)	(0.20)	(0.46)	13.91	8.50	0.25	0.03	1.94	1	7
08-31-2015	14.12	0.16	(0.68)	(0.52)	(0.25)	(0.08)	(0.33)	13.27	(3.78)	1.07	0.19	1.19	1	5
08-31-2014	12.13	0.23	2.02	2.25	(0.22)	(0.04)	(0.26)	14.12	18.72	7.57	0.24	1.73	— [9]	9
Class 1
02-28-2019 [5]	15.34	0.25 [6]	(0.73)	(0.48)	(0.35)	(1.40)	(1.75)	13.11	(2.00) [7]	0.29 [8]	0.05 [8]	3.68 [6,8]	875	10
08-31-2018	15.10	0.33 [6]	1.11	1.44	(0.34)	(0.86)	(1.20)	15.34	9.84	0.29	0.05	2.20 [6]	946	16
08-31-2017	13.92	0.30 [6]	1.55	1.85	(0.30)	(0.37)	(0.67)	15.10	13.83	0.28	0.05	2.14 [6]	969	13
08-31-2016	13.28	0.26	0.83	1.09	(0.25)	(0.20)	(0.45)	13.92	8.44	0.28	0.08	2.00	892	7
08-31-2015	14.13	0.25	(0.78)	(0.53)	(0.24)	(0.08)	(0.32)	13.28	(3.83)	0.28	0.24	1.82	743	5
08-31-2014	12.14	0.21	2.04	2.25	(0.22)	(0.04)	(0.26)	14.13	18.65	0.29	0.29	1.61	686	9

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Accordingly, a significant portion of income is recorded in December.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-19. Unaudited.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of less than $0.005, $0.01 and less than $0.005 per share and 0.05%, 0.05% and 0.03% for the periods ended 2-28-19, 8-31-18 and 8-31-17, respectively.
[7] Not annualized.
[8] Annualized.
[9] Less than $500,000.
38	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multi-Index 2035 Preservation Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class R1
02-28-2019 [5]	14.94	0.22 [6]	(0.64)	(0.42)	(0.25)	(1.29)	(1.54)	12.98	(1.90) [7]	0.94 [8]	0.67 [8]	3.27 [6,8]	1	11
08-31-2018	14.82	0.24 [6]	0.93	1.17	(0.24)	(0.81)	(1.05)	14.94	8.06	0.93	0.66	1.59 [6]	1	17
08-31-2017	13.77	0.16 [6]	1.43	1.59	(0.20)	(0.34)	(0.54)	14.82	12.02	0.96	0.71	1.15 [6]	1	15
08-31-2016	13.18	0.17	0.78	0.95	(0.17)	(0.19)	(0.36)	13.77	7.39	1.04	0.80	1.29	1	7
08-31-2015	13.98	0.08	(0.64)	(0.56)	(0.15)	(0.09)	(0.24)	13.18	(4.09)	2.39	0.87	0.56	1	6
08-31-2014	12.09	0.13	1.93	2.06	(0.13)	(0.04)	(0.17)	13.98	17.09	14.45	0.99	0.99	— [9]	9
Class R2
02-28-2019 [5]	14.92	0.22 [6]	(0.63)	(0.41)	(0.27)	(1.29)	(1.56)	12.95	(1.78) [7]	0.78 [8]	0.51 [8]	3.19 [6,8]	2	11
08-31-2018	14.81	0.20 [6]	0.99	1.19	(0.27)	(0.81)	(1.08)	14.92	8.21	0.79	0.52	1.36 [6]	2	17
08-31-2017	13.77	0.21 [6]	1.41	1.62	(0.24)	(0.34)	(0.58)	14.81	12.22	0.73	0.48	1.47 [6]	1	15
08-31-2016	13.17	0.21	0.78	0.99	(0.20)	(0.19)	(0.39)	13.77	7.73	0.78	0.55	1.61	— [9]	7
08-31-2015	13.98	0.24	(0.77)	(0.53)	(0.19)	(0.09)	(0.28)	13.17	(3.93)	2.16	0.67	1.71	— [9]	6
08-31-2014	12.09	0.16	1.93	2.09	(0.16)	(0.04)	(0.20)	13.98	17.36	13.50	0.74	1.21	— [9]	9
Class R4
02-28-2019 [5]	15.00	0.25 [6]	(0.64)	(0.39)	(0.32)	(1.29)	(1.61)	13.00	(1.62) [7]	0.53 [8]	0.16 [8]	3.63 [6,8]	— [9]	11
08-31-2018	14.88	0.27 [6]	0.98	1.25	(0.32)	(0.81)	(1.13)	15.00	8.61	0.53	0.16	1.79 [6]	— [9]	17
08-31-2017	13.83	0.29 [6]	1.38	1.67	(0.28)	(0.34)	(0.62)	14.88	12.61	0.52	0.16	2.05 [6]	— [9]	15
08-31-2016	13.22	0.26	0.78	1.04	(0.24)	(0.19)	(0.43)	13.83	8.06	0.52	0.22	1.96	— [9]	7
08-31-2015	14.03	0.24	(0.74)	(0.50)	(0.22)	(0.09)	(0.31)	13.22	(3.68)	4.29	0.40	1.72	— [9]	6
08-31-2014	12.13	0.20	1.93	2.13	(0.19)	(0.04)	(0.23)	14.03	17.66	13.87	0.49	1.50	— [9]	9
Class R6
02-28-2019 [5]	14.95	0.25 [6]	(0.63)	(0.38)	(0.35)	(1.29)	(1.64)	12.93	(1.56) [7]	0.28 [8]	— [8]	3.69 [6,8]	60	11
08-31-2018	14.83	0.30 [6]	0.97	1.27	(0.34)	(0.81)	(1.15)	14.95	8.81	0.28	—	2.03 [6]	44	17
08-31-2017	13.78	0.19 [6]	1.50	1.69	(0.30)	(0.34)	(0.64)	14.83	12.84	0.27	—	1.34 [6]	15	15
08-31-2016	13.18	0.26	0.79	1.05	(0.26)	(0.19)	(0.45)	13.78	8.21	0.27	0.05	1.99	— [9]	7
08-31-2015	13.99	0.24	(0.71)	(0.47)	(0.25)	(0.09)	(0.34)	13.18	(3.46)	1.29	0.21	1.76	— [9]	6
08-31-2014	12.09	0.23	1.93	2.16	(0.22)	(0.04)	(0.26)	13.99	18.00	7.52	0.24	1.73	— [9]	9
Class 1
02-28-2019 [5]	14.93	0.24 [6]	(0.62)	(0.38)	(0.34)	(1.29)	(1.63)	12.92	(1.55) [7]	0.32 [8]	0.05 [8]	3.61 [6,8]	1,115	11
08-31-2018	14.82	0.33 [6]	0.92	1.25	(0.33)	(0.81)	(1.14)	14.93	8.70	0.32	0.05	2.23 [6]	1,202	17
08-31-2017	13.77	0.30 [6]	1.39	1.69	(0.30)	(0.34)	(0.64)	14.82	12.80	0.30	0.05	2.14 [6]	1,244	15
08-31-2016	13.17	0.26	0.78	1.04	(0.25)	(0.19)	(0.44)	13.77	8.16	0.30	0.10	2.03	1,192	7
08-31-2015	13.98	0.25	(0.72)	(0.47)	(0.25)	(0.09)	(0.34)	13.17	(3.50)	0.29	0.26	1.82	1,024	6
08-31-2014	12.09	0.22	1.92	2.14	(0.21)	(0.04)	(0.25)	13.98	17.86	0.29	0.29	1.63	955	9

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Accordingly, a significant portion of income is recorded in December.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-19. Unaudited.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of less than $0.005, less than $0.005 and less than $0.005 per share and 0.02%, 0.02% and 0.03% for the periods ended 2-28-19, 8-31-18 and 8-31-17, respectively.
[7] Not annualized.
[8] Annualized.
[9] Less than $500,000.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	39

Financial highlights continued
Multi-Index 2030 Preservation Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class R1
02-28-2019 [5]	14.25	0.21	(0.47)	(0.26)	(0.25)	(1.09)	(1.34)	12.65	(1.16) [6]	1.01 [7]	0.72 [7]	3.20 [7]	1	13
08-31-2018	14.33	0.22	0.64	0.86	(0.23)	(0.71)	(0.94)	14.25	6.11	1.00	0.71	1.53	1	18
08-31-2017	13.47	0.18	1.14	1.32	(0.19)	(0.27)	(0.46)	14.33	10.14	0.99	0.73	1.28	1	15
08-31-2016	12.92	0.13	0.79	0.92	(0.17)	(0.20)	(0.37)	13.47	7.23	1.06	0.84	1.03	— [8]	7
08-31-2015	13.64	0.17	(0.67)	(0.50)	(0.14)	(0.08)	(0.22)	12.92	(3.70)	3.12	0.92	1.23	— [8]	7
08-31-2014	11.94	0.13	1.73	1.86	(0.13)	(0.03)	(0.16)	13.64	15.65	14.74	1.02	1.01	— [8]	9
Class R2
02-28-2019 [5]	14.24	0.19	(0.45)	(0.26)	(0.27)	(1.09)	(1.36)	12.62	(1.03) [6]	0.84 [7]	0.55 [7]	2.97 [7]	1	13
08-31-2018	14.32	0.22	0.66	0.88	(0.25)	(0.71)	(0.96)	14.24	6.24	0.84	0.55	1.53	1	18
08-31-2017	13.46	0.18	1.18	1.36	(0.23)	(0.27)	(0.50)	14.32	10.42	0.79	0.53	1.33	1	15
08-31-2016	12.92	0.16	0.77	0.93	(0.19)	(0.20)	(0.39)	13.46	7.38	0.81	0.59	1.25	— [8]	7
08-31-2015	13.65	0.29	(0.76)	(0.47)	(0.18)	(0.08)	(0.26)	12.92	(3.53)	2.20	0.74	2.10	— [8]	7
08-31-2014	11.94	0.10	1.80	1.90	(0.16)	(0.03)	(0.19)	13.65	16.01	7.63	0.77	0.76	— [8]	9
Class R4
02-28-2019 [5]	14.32	0.23	(0.46)	(0.23)	(0.32)	(1.09)	(1.41)	12.68	(0.88) [6]	0.59 [7]	0.20 [7]	3.42 [7]	— [8]	13
08-31-2018	14.39	0.28	0.66	0.94	(0.30)	(0.71)	(1.01)	14.32	6.72	0.58	0.19	1.91	— [8]	18
08-31-2017	13.53	0.28	1.12	1.40	(0.27)	(0.27)	(0.54)	14.39	10.73	0.56	0.20	2.03	— [8]	15
08-31-2016	12.97	0.25	0.74	0.99	(0.23)	(0.20)	(0.43)	13.53	7.80	0.55	0.25	1.94	— [8]	7
08-31-2015	13.69	0.23	(0.66)	(0.43)	(0.21)	(0.08)	(0.29)	12.97	(3.21)	4.41	0.43	1.71	— [8]	7
08-31-2014	11.98	0.20	1.73	1.93	(0.19)	(0.03)	(0.22)	13.69	16.23	14.14	0.52	1.51	— [8]	9
Class R6
02-28-2019 [5]	14.25	0.22	(0.45)	(0.23)	(0.34)	(1.09)	(1.43)	12.59	(0.84) [6]	0.34 [7]	0.04 [7]	3.39 [7]	63	13
08-31-2018	14.33	0.29	0.67	0.96	(0.33)	(0.71)	(1.04)	14.25	6.84	0.33	0.03	2.10	43	18
08-31-2017	13.47	0.21	1.21	1.42	(0.29)	(0.27)	(0.56)	14.33	10.96	0.31	0.04	1.56	16	15
08-31-2016	12.92	0.20	0.80	1.00	(0.25)	(0.20)	(0.45)	13.47	7.95	0.30	0.09	1.63	1	7
08-31-2015	13.64	0.19	(0.59)	(0.40)	(0.24)	(0.08)	(0.32)	12.92	(2.99)	1.21	0.24	1.42	1	7
08-31-2014	11.94	0.23	1.72	1.95	(0.22)	(0.03)	(0.25)	13.64	16.48	5.76	0.27	1.82	— [8]	9
Class 1
02-28-2019 [5]	14.25	0.22	(0.44)	(0.22)	(0.34)	(1.09)	(1.43)	12.60	(0.82) [6]	0.38 [7]	0.09 [7]	3.43 [7]	1,290	13
08-31-2018	14.33	0.32	0.63	0.95	(0.32)	(0.71)	(1.03)	14.25	6.79	0.37	0.08	2.28	1,377	18
08-31-2017	13.48	0.29	1.11	1.40	(0.28)	(0.27)	(0.55)	14.33	10.83	0.35	0.09	2.14	1,468	15
08-31-2016	12.93	0.26	0.73	0.99	(0.24)	(0.20)	(0.44)	13.48	7.89	0.34	0.14	2.02	1,440	7
08-31-2015	13.65	0.25	(0.65)	(0.40)	(0.24)	(0.08)	(0.32)	12.93	(3.03)	0.32	0.29	1.82	1,245	7
08-31-2014	11.94	0.21	1.74	1.95	(0.21)	(0.03)	(0.24)	13.65	16.51	0.32	0.32	1.65	1,196	9

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Accordingly, a significant portion of income is recorded in December.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-19. Unaudited.
[6] Not annualized.
[7] Annualized.
[8] Less than $500,000.
40	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multi-Index 2025 Preservation Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class R1
02-28-2019 [5]	13.15	0.15	(0.23)	(0.08)	(0.23)	(0.81)	(1.04)	12.03	(0.22) [6]	1.14 [7]	0.85 [7]	2.46 [7]	— [8]	13
08-31-2018	13.49	0.21	0.25	0.46	(0.21)	(0.59)	(0.80)	13.15	3.46	1.12	0.83	1.57	— [8]	14
08-31-2017	12.97	0.13	0.75	0.88	(0.18)	(0.18)	(0.36)	13.49	7.03	1.15	0.86	1.00	— [8]	14
08-31-2016	12.52	0.17	0.63	0.80	(0.16)	(0.19)	(0.35)	12.97	6.52	1.11	0.90	1.35	— [8]	9
08-31-2015	13.09	0.18	(0.55)	(0.37)	(0.13)	(0.07)	(0.20)	12.52	(2.88)	3.61	0.99	1.38	— [8]	9
08-31-2014	11.71	0.13	1.40	1.53	(0.12)	(0.03)	(0.15)	13.09	13.13	15.21	1.08	1.03	— [8]	13
Class R2
02-28-2019 [5]	13.16	0.17	(0.24)	(0.07)	(0.26)	(0.81)	(1.07)	12.02	(0.12) [6]	0.91 [7]	0.62 [7]	2.73 [7]	2	13
08-31-2018	13.51	0.17	0.33	0.50	(0.26)	(0.59)	(0.85)	13.16	3.74	0.88	0.59	1.36	1	14
08-31-2017	12.99	0.23	0.71	0.94	(0.24)	(0.18)	(0.42)	13.51	7.47	0.70	0.44	1.75	— [8]	14
08-31-2016	12.53	0.22	0.64	0.86	(0.21)	(0.19)	(0.40)	12.99	6.99	0.70	0.50	1.77	— [8]	9
08-31-2015	13.09	0.19	(0.52)	(0.33)	(0.16)	(0.07)	(0.23)	12.53	(2.56)	4.41	0.65	1.49	— [8]	9
08-31-2014	11.71	0.16	1.40	1.56	(0.15)	(0.03)	(0.18)	13.09	13.40	15.08	0.83	1.28	— [8]	13
Class R4
02-28-2019 [5]	13.20	0.19	(0.23)	(0.04)	(0.30)	(0.81)	(1.11)	12.05	0.15 [6]	0.68 [7]	0.29 [7]	3.12 [7]	— [8]	13
08-31-2018	13.54	0.28	0.26	0.54	(0.29)	(0.59)	(0.88)	13.20	4.05	0.66	0.27	2.06	— [8]	14
08-31-2017	13.02	0.26	0.70	0.96	(0.26)	(0.18)	(0.44)	13.54	7.64	0.63	0.27	2.03	— [8]	14
08-31-2016	12.55	0.25	0.63	0.88	(0.22)	(0.19)	(0.41)	13.02	7.18	0.62	0.32	1.96	— [8]	9
08-31-2015	13.12	0.22	(0.53)	(0.31)	(0.19)	(0.07)	(0.26)	12.55	(2.39)	4.62	0.50	1.71	— [8]	9
08-31-2014	11.74	0.19	1.40	1.59	(0.18)	(0.03)	(0.21)	13.12	13.63	14.64	0.58	1.53	— [8]	13
Class R6
02-28-2019 [5]	13.16	0.20	(0.24)	(0.04)	(0.32)	(0.81)	(1.13)	11.99	0.19 [6]	0.41 [7]	0.11 [7]	3.20 [7]	49	13
08-31-2018	13.50	0.29	0.27	0.56	(0.31)	(0.59)	(0.90)	13.16	4.24	0.40	0.10	2.21	35	14
08-31-2017	12.98	0.21	0.77	0.98	(0.28)	(0.18)	(0.46)	13.50	7.84	0.38	0.11	1.67	13	14
08-31-2016	12.52	0.22	0.67	0.89	(0.24)	(0.19)	(0.43)	12.98	7.30	0.37	0.15	1.80	1	9
08-31-2015	13.09	0.22	(0.49)	(0.27)	(0.23)	(0.07)	(0.30)	12.52	(2.16)	1.14	0.30	1.70	1	9
08-31-2014	11.71	0.22	1.40	1.62	(0.21)	(0.03)	(0.24)	13.09	13.94	3.15	0.33	1.77	1	13
Class 1
02-28-2019 [5]	13.16	0.20	(0.24)	(0.04)	(0.32)	(0.81)	(1.13)	11.99	0.14 [6]	0.45 [7]	0.16 [7]	3.20 [7]	1,210	13
08-31-2018	13.50	0.31	0.24	0.55	(0.30)	(0.59)	(0.89)	13.16	4.19	0.44	0.15	2.32	1,313	14
08-31-2017	12.98	0.28	0.69	0.97	(0.27)	(0.18)	(0.45)	13.50	7.79	0.42	0.16	2.15	1,477	14
08-31-2016	12.52	0.25	0.64	0.89	(0.24)	(0.19)	(0.43)	12.98	7.25	0.40	0.20	2.04	1,528	9
08-31-2015	13.09	0.24	(0.52)	(0.28)	(0.22)	(0.07)	(0.29)	12.52	(2.20)	0.39	0.35	1.82	1,352	9
08-31-2014	11.71	0.21	1.40	1.61	(0.20)	(0.03)	(0.23)	13.09	13.89	0.38	0.38	1.68	1,294	13

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Accordingly, a significant portion of income is recorded in December.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-19. Unaudited.
[6] Not annualized.
[7] Annualized.
[8] Less than $500,000.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	41

Financial highlights continued
Multi-Index 2020 Preservation Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class R1
02-28-2019 [5]	11.68	0.13	(0.05)	0.08	(0.22)	(0.45)	(0.67)	11.09	0.86 [6]	1.25 [7]	0.94 [7]	2.27 [7]	— [8]	8
08-31-2018	12.39	0.21	(0.14)	0.07	(0.21)	(0.57)	(0.78)	11.68	0.61	1.20	0.89	1.73	— [8]	11
08-31-2017	12.26	0.16	0.31	0.47	(0.20)	(0.14)	(0.34)	12.39	3.94	1.10	0.82	1.35	— [8]	13
08-31-2016	11.92	0.18	0.52	0.70	(0.16)	(0.20)	(0.36)	12.26	6.02	0.97	0.75	1.54	— [8]	13
08-31-2015	12.36	0.15	(0.38)	(0.23)	(0.12)	(0.09)	(0.21)	11.92	(1.88)	4.84	0.99	1.25	— [8]	13
08-31-2014	11.40	0.12	0.99	1.11	(0.11)	(0.04)	(0.15)	12.36	9.78	15.97	1.15	1.02	— [8]	16
Class R2
02-28-2019 [5]	11.69	0.14	(0.05)	0.09	(0.25)	(0.45)	(0.70)	11.08	0.95 [6]	1.00 [7]	0.69 [7]	2.52 [7]	1	8
08-31-2018	12.39	0.20	(0.09)	0.11	(0.24)	(0.57)	(0.81)	11.69	0.84	0.99	0.68	1.70	1	11
08-31-2017	12.24	0.19	0.30	0.49	(0.20)	(0.14)	(0.34)	12.39	4.16	0.96	0.67	1.59	— [8]	13
08-31-2016	11.91	0.20	0.50	0.70	(0.17)	(0.20)	(0.37)	12.24	6.00	0.95	0.71	1.67	— [8]	13
08-31-2015	12.37	0.15	(0.37)	(0.22)	(0.15)	(0.09)	(0.24)	11.91	(1.80)	1.91	0.88	1.27	1	13
08-31-2014	11.40	0.13	1.02	1.15	(0.14)	(0.04)	(0.18)	12.37	10.13	10.59	0.90	1.07	— [8]	16
Class R4
02-28-2019 [5]	11.71	0.16	(0.04)	0.12	(0.29)	(0.45)	(0.74)	11.09	1.20 [6]	0.75 [7]	0.34 [7]	2.91 [7]	— [8]	8
08-31-2018	12.41	0.27	(0.12)	0.15	(0.28)	(0.57)	(0.85)	11.71	1.19	0.74	0.33	2.22	— [8]	11
08-31-2017	12.26	0.24	0.29	0.53	(0.24)	(0.14)	(0.38)	12.41	4.50	0.72	0.34	2.01	— [8]	13
08-31-2016	11.93	0.23	0.51	0.74	(0.21)	(0.20)	(0.41)	12.26	6.34	0.70	0.38	1.94	— [8]	13
08-31-2015	12.38	0.20	(0.38)	(0.18)	(0.18)	(0.09)	(0.27)	11.93	(1.47)	4.93	0.57	1.65	— [8]	13
08-31-2014	11.41	0.18	1.00	1.18	(0.17)	(0.04)	(0.21)	12.38	10.39	15.33	0.65	1.52	— [8]	16
Class R6
02-28-2019 [5]	11.68	0.16	(0.04)	0.12	(0.31)	(0.45)	(0.76)	11.04	1.23 [6]	0.50 [7]	0.18 [7]	2.96 [7]	30	8
08-31-2018	12.38	0.27	(0.10)	0.17	(0.30)	(0.57)	(0.87)	11.68	1.37	0.49	0.17	2.33	21	11
08-31-2017	12.24	0.23	0.31	0.54	(0.26)	(0.14)	(0.40)	12.38	4.61	0.47	0.17	1.92	10	13
08-31-2016	11.91	0.19	0.57	0.76	(0.23)	(0.20)	(0.43)	12.24	6.55	0.45	0.21	1.68	2	13
08-31-2015	12.36	0.22	(0.37)	(0.15)	(0.21)	(0.09)	(0.30)	11.91	(1.23)	1.35	0.38	1.77	— [8]	13
08-31-2014	11.40	0.21	0.99	1.20	(0.20)	(0.04)	(0.24)	12.36	10.59	4.41	0.40	1.75	— [8]	16
Class 1
02-28-2019 [5]	11.67	0.17	(0.05)	0.12	(0.30)	(0.45)	(0.75)	11.04	1.27 [6]	0.54 [7]	0.23 [7]	2.99 [7]	628	8
08-31-2018	12.37	0.28	(0.12)	0.16	(0.29)	(0.57)	(0.86)	11.67	1.33	0.53	0.22	2.38	699	11
08-31-2017	12.23	0.26	0.27	0.53	(0.25)	(0.14)	(0.39)	12.37	4.56	0.50	0.22	2.14	881	13
08-31-2016	11.90	0.24	0.51	0.75	(0.22)	(0.20)	(0.42)	12.23	6.50	0.48	0.26	2.04	1,003	13
08-31-2015	12.36	0.22	(0.38)	(0.16)	(0.21)	(0.09)	(0.30)	11.90	(1.36)	0.46	0.43	1.78	939	13
08-31-2014	11.39	0.20	1.00	1.20	(0.19)	(0.04)	(0.23)	12.36	10.63	0.45	0.45	1.69	947	16

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Accordingly, a significant portion of income is recorded in December.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-19. Unaudited.
[6] Not annualized.
[7] Annualized.
[8] Less than $500,000.
42	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multi-Index Income Preservation Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class R1
02-28-2019 [5]	11.12	0.11	0.02	0.13	(0.21)	(0.12)	(0.33)	10.92	1.27 [6]	1.22 [7]	0.90 [7]	2.08 [7]	— [8]	7
08-31-2018	11.44	0.18	(0.13)	0.05	(0.19)	(0.18)	(0.37)	11.12	0.43	1.17	0.85	1.58	— [8]	7
08-31-2017	11.40	0.15	0.08	0.23	(0.15)	(0.04)	(0.19)	11.44	2.08	1.09	0.79	1.37	— [8]	5
08-31-2016	11.23	0.13	0.34	0.47	(0.14)	(0.16)	(0.30)	11.40	4.26	1.11	0.85	1.23	— [8]	17 [9]
08-31-2015	11.50	0.12	(0.19)	(0.07)	(0.11)	(0.09)	(0.20)	11.23	(0.63)	5.44	1.06	1.05	— [8]	32
08-31-2014	10.98	0.10	0.55	0.65	(0.09)	(0.04)	(0.13)	11.50	5.95	16.81	1.25	0.91	— [8]	22
Class R2
02-28-2019 [5]	11.11	0.12	0.02	0.14	(0.23)	(0.12)	(0.35)	10.90	1.35 [6]	1.05 [7]	0.73 [7]	2.23 [7]	1	7
08-31-2018	11.44	0.18	(0.12)	0.06	(0.21)	(0.18)	(0.39)	11.11	0.54	1.01	0.68	1.67	1	7
08-31-2017	11.39	0.18	0.08	0.26	(0.17)	(0.04)	(0.21)	11.44	2.34	0.89	0.59	1.61	— [8]	5
08-31-2016	11.23	0.15	0.33	0.48	(0.16)	(0.16)	(0.32)	11.39	4.41	0.94	0.67	1.39	— [8]	17 [9]
08-31-2015	11.50	0.14	(0.18)	(0.04)	(0.14)	(0.09)	(0.23)	11.23	(0.38)	4.59	0.82	1.24	— [8]	32
08-31-2014	10.98	0.13	0.55	0.68	(0.12)	(0.04)	(0.16)	11.50	6.22	16.81	1.00	1.16	— [8]	22
Class R4
02-28-2019 [5]	11.12	0.14	0.02	0.16	(0.27)	(0.12)	(0.39)	10.89	1.52 [6]	0.81 [7]	0.38 [7]	2.60 [7]	— [8]	7
08-31-2018	11.44	0.23	(0.13)	0.10	(0.24)	(0.18)	(0.42)	11.12	0.87	0.80	0.37	2.05	— [8]	7
08-31-2017	11.39	0.21	0.07	0.28	(0.19)	(0.04)	(0.23)	11.44	2.55	0.78	0.38	1.83	— [8]	5
08-31-2016	11.22	0.18	0.33	0.51	(0.18)	(0.16)	(0.34)	11.39	4.65	0.81	0.45	1.64	— [8]	17 [9]
08-31-2015	11.50	0.17	(0.19)	(0.02)	(0.17)	(0.09)	(0.26)	11.22	(0.22)	5.29	0.65	1.46	— [8]	32
08-31-2014	10.98	0.16	0.55	0.71	(0.15)	(0.04)	(0.19)	11.50	6.48	16.19	0.75	1.42	— [8]	22
Class R6
02-28-2019 [5]	11.11	0.14	0.03	0.17	(0.29)	(0.12)	(0.41)	10.87	1.61 [6]	0.56 [7]	0.22 [7]	2.59 [7]	16	7
08-31-2018	11.42	0.24	(0.11)	0.13	(0.26)	(0.18)	(0.44)	11.11	1.13	0.55	0.21	2.17	10	7
08-31-2017	11.37	0.21	0.09	0.30	(0.21)	(0.04)	(0.25)	11.42	2.73	0.53	0.21	1.86	6	5
08-31-2016	11.22	0.16	0.35	0.51	(0.20)	(0.16)	(0.36)	11.37	4.66	0.56	0.28	1.55	2	17 [9]
08-31-2015	11.51	0.19	(0.19)	—	(0.20)	(0.09)	(0.29)	11.22	(0.05)	2.82	0.46	1.65	— [8]	32
08-31-2014	10.98	0.19	0.56	0.75	(0.18)	(0.04)	(0.22)	11.51	6.84	8.15	0.50	1.66	— [8]	22
Class 1
02-28-2019 [5]	11.11	0.15	0.02	0.17	(0.28)	(0.12)	(0.40)	10.88	1.65 [6]	0.59 [7]	0.27 [7]	2.72 [7]	355	7
08-31-2018	11.43	0.24	(0.13)	0.11	(0.25)	(0.18)	(0.43)	11.11	0.99	0.59	0.26	2.19	394	7
08-31-2017	11.38	0.22	0.08	0.30	(0.21)	(0.04)	(0.25)	11.43	2.68	0.56	0.26	1.96	499	5
08-31-2016	11.22	0.20	0.31	0.51	(0.19)	(0.16)	(0.35)	11.38	4.70	0.59	0.33	1.78	627	17 [9]
08-31-2015	11.51	0.18	(0.19)	(0.01)	(0.19)	(0.09)	(0.28)	11.22	(0.10)	0.55	0.51	1.60	404	32
08-31-2014	10.98	0.18	0.56	0.74	(0.17)	(0.04)	(0.21)	11.51	6.79	0.55	0.55	1.61	440	22

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Accordingly, a significant portion of income is recorded in December.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-19. Unaudited.
[6] Not annualized.
[7] Annualized.
[8] Less than $500,000.
[9] Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	43

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, ten of which (collectively, Multi-Index Preservation Portfolios, or the portfolios, and each individually, the portfolio), are presented in this report. The Multi-Index Preservation Portfolios are series of the Trust and operate as "funds of funds" that may invest in other series of the Trust, other funds in the John Hancock group of funds complex, non-John Hancock funds and certain other investments.

The portfolios may offer multiple classes of shares. The shares currently offered by the portfolios are detailed in the Statements of assets and liabilities. Class R1, Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

The investment objective of each portfolio, with the exception of Multi-Index Income Preservation Portfolio, is to seek high total return until the portfolio's target retirement date, with a greater focus on income as the target date approaches. The investment objective of Multi-Index Income Preservation Portfolio is to seek total return with a focus on current income. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

The accounting policies of the John Hancock underlying funds in which the portfolios invest are outlined in the underlying funds' shareholder reports, which include the underlying funds' financial statements, available without charge by calling 800-344-1029 or visiting jhinvestments.com or on the Securities and Exchange Commission (SEC) website at sec.gov. The underlying funds are not covered by this report.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios' Valuation Policies and Procedures.

In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and/or other open-end management investment companies are valued at their respective NAVs each business day. Exchange-traded funds (ETFs) held by the portfolios are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 28, 2019, all investments for all portfolios are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolios become aware of the dividends. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The portfolios may lend their securities to earn additional income. They receive cash collateral from the borrower in an amount not less than the market value of the loaned securities. The portfolios will invest its collateral in John Hancock Collateral Trust (JHCT), an affiliate of the portfolios, which has a floating NAV and is registered with the Securities and Exchange Commission as an investment company. JHCT invests in short-term money market investments. Each portfolio will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       44

The portfolios have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the respective portfolio for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the porfolios could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The portfolios receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the portfolios is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.

Obligations to repay collateral received by the portfolios are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities.

As of February 28, 2019, the portfolios loaned securities as follows:

Portfolio	Market value of securities on loan	Cash collateral received
Multi-Index 2060 Preservation Portfolio	$2,604,504	$2,659,810
Multi-Index 2055 Preservation Portfolio	15,984,332	16,316,527
Multi-Index 2050 Preservation Portfolio	20,345,290	20,798,995
Multi-Index 2045 Preservation Portfolio	28,526,409	29,133,255
Multi-Index 2040 Preservation Portfolio	32,288,743	32,996,350
Multi-Index 2035 Preservation Portfolio	61,877,541	63,212,920
Multi-Index 2030 Preservation Portfolio	73,381,407	74,990,400
Multi-Index 2025 Preservation Portfolio	68,593,494	70,062,110
Multi-Index 2020 Preservation Portfolio	23,743,815	24,276,465
Multi-Index Income Preservation Portfolio	20,650,890	21,085,950

Line of credit. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios' custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Any overdrafts at period end are presented under the caption Due to custodian in the Statements of assets and liabilities.

The portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for certain funds and subject to the need of all other affiliated funds, the portfolios can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating portfolio based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statements of operations. For the six months ended February 28, 2019, the portfolios had no borrowings under the line of credit.

Commitment fees for the six months ended February 28, 2019 were as follows:

Portfolio	Commitment fee
Multi-Index 2060 Preservation Portfolio	$1,033
Multi-Index 2055 Preservation Portfolio	1,227
Multi-Index 2050 Preservation Portfolio	1,591
Multi-Index 2045 Preservation Portfolio	1,781
Multi-Index 2040 Preservation Portfolio	1,981
Multi-Index 2035 Preservation Portfolio	2,247
Multi-Index 2030 Preservation Portfolio	2,442
Multi-Index 2025 Preservation Portfolio	2,377
Multi-Index 2020 Preservation Portfolio	1,742
Multi-Index Income Preservation Portfolio	1,410

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       45

Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2018, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

For federal income tax purposes, the costs of investments owned on February 28, 2019, including short-term investments, were as follows:

Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Multi-Index 2060 Preservation Portfolio	$81,696,046	$650,049	($6,666,071)	($6,016,022)
Multi-Index 2055 Preservation Portfolio	282,614,024	5,269,806	(22,032,117)	(16,762,311)
Multi-Index 2050 Preservation Portfolio	610,707,536	16,842,906	(22,745,686)	(5,902,780)
Multi-Index 2045 Preservation Portfolio	773,871,916	19,508,721	(12,154,486)	7,354,235
Multi-Index 2040 Preservation Portfolio	946,197,702	23,796,634	(6,186,961)	17,609,673
Multi-Index 2035 Preservation Portfolio	1,207,455,603	38,987,594	(4,761,090)	34,226,504
Multi-Index 2030 Preservation Portfolio	1,382,556,025	56,268,871	(8,110,812)	48,158,059
Multi-Index 2025 Preservation Portfolio	1,297,359,996	47,355,135	(11,779,549)	35,575,586
Multi-Index 2020 Preservation Portfolio	688,429,349	6,739,481	(7,795,527)	(1,056,046)
Multi-Index Income Preservation Portfolio	392,943,693	4,137,345	(3,433,443)	703,902

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually.

Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios' financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders. Short-term gains from underlying funds are treated as ordinary income for tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Distributors, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, wholly owned subsidiaries of MFC.

Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor. Aggregate net assets include the net assets of the portfolios, similar portfolios of John Hancock Variable Insurance Trust (JHVIT), and similar portfolios of the Trust. JHVIT portfolios are advised by an affiliate of the Advisor, John Hancock Investment Management Services, LLC, and are distributed by an affiliate of the Advisor, John Hancock Distributors, LLC. Prior to January 1, 2019, the Advisor had subadvisory agreements with John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited (JHAM NA) and John Hancock Asset Management a division of Manulife Asset Management (US) LLC (JHAM US), both indirectly wholly owned subsidiaries of MFC and affiliates of the Advisor. Effective January 1, 2019, JHAM US acts as the portfolios' sole subadvisor. The portfolios are not responsible for payment of the subadvisory fees.

The management fee has two components: (1) a fee on assets invested in a fund of the Trust or John Hancock Funds III (JHF III) (Assets in a fund of the Trust or JHF III); and (2) a fee on assets invested in investments other than a fund of the Trust or JHF III (Other assets).

Management fees are determined in accordance with the following schedule:

	First $7.5 billion of aggregate net assets	Excess over $7.5 billion of aggregate net assets
Assets in a fund of the Trust or JHF III	0.060%	0.050%
Other assets	0.510%	0.500%

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       46

Expense reimbursements. The Advisor has contractually agreed to reduce its management fees or if necessary make payment to the portfolio in an amount by which certain expenses, including underlying fund expenses (acquired fund fees), exceed the amount indicated below of the respective portfolio's average net assets. This expense limitation agreement expires on December 31, 2019, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Portfolio		Portfolio
Multi-Index 2060 Preservation Portfolio	0.37%	Multi-Index 2035 Preservation Portfolio	0.36%
Multi-Index 2055 Preservation Portfolio	0.38%	Multi-Index 2030 Preservation Portfolio	0.36%
Multi-Index 2050 Preservation Portfolio	0.38%	Multi-Index 2025 Preservation Portfolio	0.35%
Multi-Index 2045 Preservation Portfolio	0.37%	Multi-Index 2020 Preservation Portfolio	0.33%
Multi-Index 2040 Preservation Portfolio	0.36%	Multi-Index Income Preservation Portfolio	0.34%

Payments under this arrangement are intended to reimburse the portfolios for indirect net expenses associated with the portfolios' investments in underlying funds. Amounts received in excess of portfolio level operating expenses are included as a portion of the Other income received from advisor in the Statements of operations.

Prior to January 1, 2019, the Advisor had contractually agreed to waive its management fees and/or reimburse certain expenses including underlying fund expenses to reduce the total annual portfolio operating expenses by the amount indicated below of the respective portfolio's average net assets.

Portfolio		Portfolio
Multi-Index 2060 Preservation Portfolio	0.29%	Multi-Index 2035 Preservation Portfolio	0.29%
Multi-Index 2055 Preservation Portfolio	0.28%	Multi-Index 2030 Preservation Portfolio	0.29%
Multi-Index 2050 Preservation Portfolio	0.28%	Multi-Index 2025 Preservation Portfolio	0.29%
Multi-Index 2045 Preservation Portfolio	0.29%	Multi-Index 2020 Preservation Portfolio	0.31%
Multi-Index 2040 Preservation Portfolio	0.29%	Multi-Index Income Preservation Portfolio	0.31%

Payments under this arrangement are intended to reimburse the portfolios for indirect net expenses associated with the portfolios' investments in underlying funds. Amounts received in excess of portfolio level operating expenses are included as a portion of the Other income received from advisor in the Statements of operations.

The Advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of each portfolio, including Rule 12b-1 fees, transfer agency fees and service fees, and shareholder servicing fees, and all other class level expenses, as applicable, to the extent they exceed 0.00% of average net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The current expense limitation agreement expires on December 31, 2019, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Prior to January 1, 2019, the Advisor had contractually agreed to reduce its management fee and/or make payment to each portfolio in an amount equal to the amount by which "Other expenses" of each portfolio exceeded 0.05% of the average net assets on an annualized basis of each portfolio. "Other expenses" means all of the expenses of each portfolio, excluding certain expenses such as management fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of each portfolio's business, class specific fees, underlying fund expenses (acquired fund fees), and short dividend expense.

Additionally, the Advisor has voluntarily agreed to waive its management fee for each portfolio so that the aggregate management fee retained by the Advisor with respect to both the portfolio and its underlying investments (after payment of subadvisory fees) does not exceed 0.51% of the portfolio's first $7.5 billion of average annual net assets and 0.50% of the portfolio's average annual net assets in excess of $7.5 billion. The Advisor may terminate this voluntary waiver at any time upon notice to the Trust.

For the six months ended February 28, 2019, the expense reductions to these plans amounted to the following and are reflected as a reduction of total expenses in the Statements of operations:

	Expense reimbursement by class
Portfolio	Class R1	Class R2	Class R4	Class R6	Class 1	Total
Multi-Index 2060 Preservation Portfolio	$107	$225	$209	$2,916	$140,813	$144,270
Multi-Index 2055 Preservation Portfolio	60	155	60	541	319,483	320,299
Multi-Index 2050 Preservation Portfolio	366	1,155	53	42,519	622,001	666,094
Multi-Index 2045 Preservation Portfolio	544	922	51	43,135	811,482	856,134
Multi-Index 2040 Preservation Portfolio	311	678	57	53,271	1,059,943	1,114,260
Multi-Index 2035 Preservation Portfolio	1,583	1,992	59	69,506	1,488,346	1,561,486
Multi-Index 2030 Preservation Portfolio	1,554	1,582	64	71,376	1,848,054	1,922,630
Multi-Index 2025 Preservation Portfolio	517	2,109	82	59,772	1,770,001	1,832,481
Multi-Index 2020 Preservation Portfolio	278	1,800	70	39,059	1,010,177	1,051,384
Multi-Index Income Preservation Portfolio	261	915	79	18,974	595,647	615,876

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2019, were equivalent to a net annual effective rate of the portfolios' average daily net assets as follows:

Portfolio	Net annual effective rate	Portfolio	Net annual effective rate
Multi-Index 2060 Preservation Portfolio	—	Multi-Index 2035 Preservation Portfolio	—
Multi-Index 2055 Preservation Portfolio	—	Multi-Index 2030 Preservation Portfolio	—

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       47

Portfolio	Net annual effective rate	Portfolio	Net annual effective rate
Multi-Index 2050 Preservation Portfolio	—	Multi-Index 2025 Preservation Portfolio	0.07%
Multi-Index 2045 Preservation Portfolio	—	Multi-Index 2020 Preservation Portfolio	0.13%
Multi-Index 2040 Preservation Portfolio	—	Multi-Index Income Preservation Portfolio	0.15%

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2019 amounted to an annual rate of 0.02% of the portfolios' average daily net assets.

Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans with respect to Class R1, Class R2, Class R4 and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. In addition, under a service plan for Class R1, Class R2 and Class R4 shares, the portfolios pay for certain other services. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios' shares.

Class	Rule 12b-1 fee	Service fee	Class	Rule 12b-1 fee	Service fee
Class R1	0.50%	0.25%	Class R4	0.25%	0.10%
Class R2	0.25%	0.25%	Class 1	0.05%	—

The portfolios' Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2019, unless renewed by mutual agreement of the portfolios and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to the following for Class R4 shares for the six months ended February 28, 2019:

Portfolio	Class R4
Multi-Index 2060 Preservation Portfolio	$46
Multi-Index 2055 Preservation Portfolio	22
Multi-Index 2050 Preservation Portfolio	23
Multi-Index 2045 Preservation Portfolio	22
Multi-Index 2040 Preservation Portfolio	23
Multi-Index 2035 Preservation Portfolio	22
Multi-Index 2030 Preservation Portfolio	22
Multi-Index 2025 Preservation Portfolio	28
Multi-Index 2020 Preservation Portfolio	23
Multi-Index Income Preservation Portfolio	25

Transfer agent fees. The John Hancock Group of Funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 28, 2019 were as follows:

Portfolio	Class	Distribution and service fees	Transfer agent fees
Multi-Index 2060 Preservation Portfolio	Class R1	$115	$3
	Class R2	172	7
	Class R4	114	6
	Class R6	—	82
	Class 1	15,314	—
	Total	$15,715	$98
Multi-Index 2055 Preservation Portfolio	Class R1	$111	$3
	Class R2	227	8
	Class R4	55	3
	Class R6	—	25
	Class 1	59,254	—
	Total	$59,647	$39
Multi-Index 2050 Preservation Portfolio	Class R1	$1,160	$21
	Class R2	2,435	65
	Class R4	57	3
	Class R6	—	2,275
	Class 1	132,802	—
	Total	$136,454	$2,364

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       48

Portfolio	Class	Distribution and service fees	Transfer agent fees
Multi-Index 2045 Preservation Portfolio	Class R1	$1,688	$31
	Class R2	1,988	53
	Class R4	55	3
	Class R6	—	2,324
	Class 1	174,278	—
	Total	$178,009	$2,411
Multi-Index 2040 Preservation Portfolio	Class R1	$953	$17
	Class R2	1,379	37
	Class R4	60	3
	Class R6	—	2,741
	Class 1	217,064	—
	Total	$219,456	$2,798
Multi-Index 2035 Preservation Portfolio	Class R1	$3,870	$78
	Class R2	3,687	99
	Class R4	55	3
	Class R6	—	3,263
	Class 1	276,310	—
	Total	$283,922	$3,443
Multi-Index 2030 Preservation Portfolio	Class R1	$3,625	$71
	Class R2	2,732	73
	Class R4	56	3
	Class R6	—	3,137
	Class 1	319,745	—
	Total	$326,158	$3,284
Multi-Index 2025 Preservation Portfolio	Class R1	$1,293	$24
	Class R2	3,627	96
	Class R4	77	4
	Class R6	—	2,613
	Class 1	304,963	—
	Total	$309,960	$2,737
Multi-Index 2020 Preservation Portfolio	Class R1	$667	$12
	Class R2	2,884	77
	Class R4	56	3
	Class R6	—	1,591
	Class 1	161,853	—
	Total	$165,460	$1,683
Multi-Index Income Preservation Portfolio	Class R1	$535	$11
	Class R2	1,400	38
	Class R4	61	3
	Class R6	—	746
	Class 1	91,854	—
	Total	$93,850	$798

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Portfolio share transactions

Transactions in the portfolios' shares for the six months ended February 28, 2019 and the year ended August 31, 2018 were as follows:

Multi-Index 2060 Preservation Portfolio

		Six months ended 2-28-19		Year ended 8-31-18
	Shares	Amount	Shares	Amount
Class R1 shares
Repurchased	—	—	(5,987)	(74,598)
Net decrease	—	—	(5,987)	$(74,598)
Class R2 shares
Sold	11,009	$131,236	723	$8,947
Distributions reinvested	564	5,831	—	—
Repurchased	(4,274)	(50,640)	(5,996)	(74,890)
Net increase (decrease)	7,299	$86,427	(5,273)	$(65,943)

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       49

		Six months ended 2-28-19		Year ended 8-31-18
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	376	$4,387	1,666	$20,580
Distributions reinvested	309	3,196	79	968
Repurchased	—	—	(6,216)	(77,977)
Net increase (decrease)	685	$7,583	(4,471)	$(56,429)
Class R6 shares
Sold	107,125	$1,238,485	72,160	$897,585
Distributions reinvested	9,618	99,454	93	1,131
Repurchased	(56,924)	(637,680)	(8,474)	(106,334)
Net increase	59,819	$700,259	63,779	$792,382
Class 1 shares
Sold	1,473,930	$17,200,310	2,597,628	$32,076,716
Distributions reinvested	457,740	4,728,449	114,216	1,393,438
Repurchased	(270,968)	(3,024,495)	(302,375)	(3,768,344)
Net increase	1,660,702	$18,904,264	2,409,469	$29,701,810
Total net increase	1,728,505	$19,698,533	2,457,517	$30,297,222

Multi-Index 2055 Preservation Portfolio

		Six months ended 2-28-19		Year ended 8-31-18
	Shares	Amount	Shares	Amount
Class R1 shares
Repurchased	—	—	(5,967)	(73,991)
Net decrease	—	—	(5,967)	$(73,991)
Class R2 shares
Sold	2,978	$32,432	4,954	$58,519
Distributions reinvested	843	8,061	—	—
Repurchased	—	—	(6,079)	(75,853)
Net increase (decrease)	3,821	$40,493	(1,125)	$(17,334)
Class R4 shares
Repurchased	—	—	(5,980)	(74,391)
Net decrease	—	—	(5,980)	$(74,391)
Class R6 shares
Sold	9,873	$106,454	29,537	$357,942
Distributions reinvested	4,246	40,594	145	1,705
Repurchased	(7,190)	(78,248)	(8,085)	(99,943)
Net increase	6,929	$68,800	21,597	$259,704
Class 1 shares
Sold	1,587,751	$17,348,103	3,271,632	$39,198,246
Distributions reinvested	2,732,274	26,093,221	1,303,349	15,327,383
Repurchased	(1,292,879)	(14,044,619)	(1,760,900)	(21,255,080)
Net increase	3,027,146	$29,396,705	2,814,081	$33,270,549
Total net increase	3,037,896	$29,505,998	2,822,606	$33,364,537

Multi-Index 2050 Preservation Portfolio

		Six months ended 2-28-19		Year ended 8-31-18
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	7,949	$99,081	11,609	$158,015
Distributions reinvested	2,294	24,597	823	10,991
Repurchased	(7,627)	(97,104)	(14,150)	(195,115)
Net increase (decrease)	2,616	$26,574	(1,718)	$(26,109)
Class R2 shares
Sold	23,280	$281,851	53,171	$714,715
Distributions reinvested	6,002	64,223	829	11,061
Repurchased	(8,964)	(111,041)	(20,182)	(279,731)
Net increase	20,318	$235,033	33,818	$446,045

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       50

		Six months ended 2-28-19		Year ended 8-31-18
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	314	$3,900	24	$332
Distributions reinvested	28	305	—	—
Repurchased	—	—	(6,498)	(92,791)
Net increase (decrease)	342	$4,205	(6,474)	$(92,459)
Class R6 shares
Sold	1,851,311	$22,303,961	1,821,745	$24,780,189
Distributions reinvested	393,443	4,194,101	88,840	1,181,573
Repurchased	(367,276)	(4,495,759)	(525,343)	(7,149,396)
Net increase	1,877,478	$22,002,303	1,385,242	$18,812,366
Class 1 shares
Sold	1,310,257	$16,239,266	2,090,337	$28,474,463
Distributions reinvested	6,008,900	64,114,967	3,368,889	44,806,224
Repurchased	(3,807,648)	(46,100,059)	(5,867,967)	(80,373,176)
Net increase (decrease)	3,511,509	$34,254,174	(408,741)	$(7,092,489)
Total net increase	5,412,263	$56,522,289	1,002,127	$12,047,354

Multi-Index 2045 Preservation Portfolio

		Six months ended 2-28-19		Year ended 8-31-18
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	5,315	$71,210	9,167	$139,779
Distributions reinvested	2,785	33,616	1,818	27,281
Repurchased	(2,736)	(40,606)	(11,909)	(180,596)
Net increase (decrease)	5,364	$64,220	(924)	$(13,536)
Class R2 shares
Sold	11,637	$157,566	29,256	$446,192
Distributions reinvested	4,103	49,484	1,040	15,599
Repurchased	(23,141)	(350,551)	(3,387)	(53,435)
Net increase (decrease)	(7,401)	$(143,501)	26,909	$408,356
Class R4 shares
Repurchased	—	—	(5,785)	(92,791)
Net decrease	—	—	(5,785)	$(92,791)
Class R6 shares
Sold	1,275,259	$17,539,845	1,712,593	$26,193,660
Distributions reinvested	360,400	4,332,011	73,547	1,100,260
Repurchased	(422,823)	(5,851,989)	(384,762)	(5,892,457)
Net increase	1,212,836	$16,019,867	1,401,378	$21,401,463
Class 1 shares
Sold	1,337,518	$18,507,401	2,470,316	$37,858,154
Distributions reinvested	6,905,298	83,001,677	3,838,283	57,420,719
Repurchased	(3,982,381)	(55,160,942)	(6,096,302)	(93,416,864)
Net increase	4,260,435	$46,348,136	212,297	$1,862,009
Total net increase	5,471,234	$62,288,722	1,633,875	$23,565,501

Multi-Index 2040 Preservation Portfolio

		Six months ended 2-28-19		Year ended 8-31-18
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	5,621	$75,375	11,446	$172,830
Distributions reinvested	1,533	18,384	771	11,455
Repurchased	(1,173)	(15,915)	(16,803)	(256,007)
Net increase (decrease)	5,981	$77,844	(4,586)	$(71,722)

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       51

		Six months ended 2-28-19		Year ended 8-31-18
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	8,010	$107,133	42,524	$641,630
Distributions reinvested	3,576	42,802	247	3,665
Repurchased	(6,289)	(82,174)	(27,593)	(432,491)
Net increase	5,297	$67,761	15,178	$212,804
Class R4 shares
Sold	58	$805	114	$1,731
Distributions reinvested	29	348	37	548
Repurchased	(1)	(14)	(6,166)	(98,002)
Net increase (decrease)	86	$1,139	(6,015)	$(95,723)
Class R6 shares
Sold	1,689,888	$22,792,961	1,944,327	$29,410,001
Distributions reinvested	429,618	5,121,049	103,511	1,531,970
Repurchased	(470,116)	(6,422,274)	(523,440)	(7,868,209)
Net increase	1,649,390	$21,491,736	1,524,398	$23,073,762
Class 1 shares
Sold	1,295,084	$18,166,047	2,291,880	$34,622,123
Distributions reinvested	8,758,356	104,487,192	4,965,632	73,590,666
Repurchased	(4,948,480)	(68,378,607)	(9,775,368)	(148,584,048)
Net increase (decrease)	5,104,960	$54,274,632	(2,517,856)	$(40,371,259)
Total net increase (decrease)	6,765,714	$75,913,112	(988,881)	$(17,252,138)

Multi-Index 2035 Preservation Portfolio

		Six months ended 2-28-19		Year ended 8-31-18
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	5,019	$66,508	7,998	$118,083
Distributions reinvested	10,451	124,573	5,339	77,688
Repurchased	(52,675)	(660,694)	(3,765)	(55,394)
Net increase (decrease)	(37,205)	$(469,613)	9,572	$140,377
Class R2 shares
Sold	23,077	$309,301	71,859	$1,044,921
Distributions reinvested	8,668	103,068	1,762	25,588
Repurchased	(18,763)	(272,616)	(2,873)	(42,772)
Net increase	12,982	$139,753	70,748	$1,027,737
Class R4 shares
Repurchased	—	—	(5,683)	(88,257)
Net decrease	—	—	(5,683)	$(88,257)
Class R6 shares
Sold	1,685,779	$22,548,568	2,421,437	$35,794,465
Distributions reinvested	491,002	5,823,284	112,242	1,626,382
Repurchased	(495,934)	(6,624,480)	(622,692)	(9,206,971)
Net increase	1,680,847	$21,747,372	1,910,987	$28,213,876
Class 1 shares
Sold	1,701,924	$22,805,714	2,932,151	$43,188,714
Distributions reinvested	10,647,487	126,172,724	6,308,579	91,348,218
Repurchased	(6,513,998)	(88,983,202)	(12,670,626)	(187,723,309)
Net increase (decrease)	5,835,413	$59,995,236	(3,429,896)	$(53,186,377)
Total net increase (decrease)	7,492,037	$81,412,748	(1,444,272)	$(23,892,644)

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       52

Multi-Index 2030 Preservation Portfolio

		Six months ended 2-28-19		Year ended 8-31-18
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	19,901	$256,072	28,479	$402,056
Distributions reinvested	3,812	44,947	1,540	21,541
Repurchased	(56,908)	(692,085)	(1,975)	(27,939)
Net increase (decrease)	(33,195)	$(391,066)	28,044	$395,658
Class R2 shares
Sold	23,580	$299,174	42,525	$598,573
Distributions reinvested	5,518	64,839	1,374	19,182
Repurchased	(3,188)	(41,373)	(36,510)	(535,214)
Net increase	25,910	$322,640	7,389	$82,541
Class R4 shares
Repurchased	—	—	(5,562)	(82,818)
Net decrease	—	—	(5,562)	$(82,818)
Class R6 shares
Sold	2,121,554	$27,167,617	2,642,555	$37,326,527
Distributions reinvested	418,652	4,906,602	111,374	1,551,438
Repurchased	(529,919)	(6,951,631)	(881,926)	(12,447,250)
Net increase	2,010,287	$25,122,588	1,872,003	$26,430,715
Class 1 shares
Sold	1,695,043	$22,274,059	3,984,240	$56,232,720
Distributions reinvested	11,299,520	132,543,364	7,266,661	101,224,584
Repurchased	(7,182,490)	(95,122,152)	(17,070,947)	(242,000,743)
Net increase (decrease)	5,812,073	$59,695,271	(5,820,046)	$(84,543,439)
Total net increase (decrease)	7,815,075	$84,749,433	(3,918,172)	$(57,717,343)

Multi-Index 2025 Preservation Portfolio

		Six months ended 2-28-19		Year ended 8-31-18
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	3,404	$41,519	8,731	$114,702
Distributions reinvested	1,098	12,534	657	8,563
Repurchased	(4,309)	(54,448)	(4,489)	(61,669)
Net increase (decrease)	193	$(395)	4,899	$61,596
Class R2 shares
Sold	8,930	$108,720	105,660	$1,367,748
Distributions reinvested	9,101	103,845	35	457
Repurchased	(966)	(12,439)	(14,447)	(195,122)
Net increase	17,065	$200,126	91,248	$1,173,083
Class R4 shares
Sold	268	$3,325	495	$6,542
Distributions reinvested	93	1,063	29	380
Repurchased	(5)	(57)	(5,336)	(74,071)
Net increase (decrease)	356	$4,331	(4,812)	$(67,149)
Class R6 shares
Sold	1,665,532	$20,380,941	2,225,395	$29,222,067
Distributions reinvested	312,305	3,550,905	91,430	1,187,669
Repurchased	(564,971)	(7,002,143)	(621,658)	(8,146,939)
Net increase	1,412,866	$16,929,703	1,695,167	$22,262,797
Class 1 shares
Sold	1,162,064	$14,311,868	3,403,109	$44,543,652
Distributions reinvested	9,344,988	106,252,509	7,047,793	91,550,830
Repurchased	(9,322,882)	(116,147,405)	(20,099,494)	(266,264,505)
Net increase (decrease)	1,184,170	$4,416,972	(9,648,592)	$(130,170,023)
Total net increase (decrease)	2,614,650	$21,550,737	(7,862,090)	$(106,739,696)

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       53

Multi-Index 2020 Preservation Portfolio

		Six months ended 2-28-19		Year ended 8-31-18
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	1,096	$12,380	3,038	$35,869
Distributions reinvested	929	9,975	988	11,576
Repurchased	(2,019)	(23,169)	(13,118)	(156,061)
Net increase (decrease)	6	$(814)	(9,092)	$(108,616)
Class R2 shares
Sold	6,633	$73,454	72,005	$833,980
Distributions reinvested	4,401	47,219	—	—
Repurchased	(6,369)	(70,038)	(2,285)	(26,556)
Net increase	4,665	$50,635	69,720	$807,424
Class R4 shares
Repurchased	—	—	(4,987)	(62,437)
Net decrease	—	—	(4,987)	$(62,437)
Class R6 shares
Sold	1,213,347	$13,588,609	1,532,099	$18,092,526
Distributions reinvested	151,818	1,621,417	77,503	903,682
Repurchased	(462,246)	(5,195,684)	(610,924)	(7,201,932)
Net increase	902,919	$10,014,342	998,678	$11,794,276
Class 1 shares
Sold	978,413	$11,097,319	1,335,586	$15,794,717
Distributions reinvested	3,920,044	41,826,866	4,880,582	56,858,785
Repurchased	(7,818,017)	(88,359,880)	(17,549,735)	(207,956,345)
Net decrease	(2,919,560)	$(35,435,695)	(11,333,567)	$(135,302,843)
Total net decrease	(2,011,970)	$(25,371,532)	(10,279,248)	$(122,872,196)

Multi-Index Income Preservation Portfolio

		Six months ended 2-28-19		Year ended 8-31-18
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	875	$9,533	1,416	$15,794
Distributions reinvested	188	2,001	166	1,841
Repurchased	(275)	(3,036)	(14,369)	(164,955)
Net increase (decrease)	788	$8,498	(12,787)	$(147,320)
Class R2 shares
Sold	3,780	$41,175	34,555	$380,655
Distributions reinvested	1,280	13,599	213	2,363
Repurchased	(2,538)	(27,629)	(19,892)	(225,335)
Net increase	2,522	$27,145	14,876	$157,683
Class R4 shares
Sold	96	$1,047	93	$1,024
Distributions reinvested	5	58	—	—
Repurchased	(1)	(7)	(13,724)	(157,691)
Net increase (decrease)	100	$1,098	(13,631)	$(156,667)
Class R6 shares
Sold	653,452	$7,079,812	738,469	$8,192,367
Distributions reinvested	38,076	402,848	23,369	258,226
Repurchased	(144,414)	(1,581,367)	(355,877)	(3,938,011)
Net increase	547,114	$5,901,293	405,961	$4,512,582
Class 1 shares
Sold	1,158,816	$12,591,894	1,150,846	$12,854,136
Distributions reinvested	1,244,143	13,175,471	1,574,672	17,415,869
Repurchased	(5,208,394)	(56,912,943)	(10,930,980)	(121,965,600)
Net decrease	(2,805,435)	$(31,145,578)	(8,205,462)	$(91,695,595)
Total net decrease	(2,254,911)	$(25,207,544)	(7,811,043)	$(87,329,317)

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       54

Affiliates of the Trust owned shares of the following classes of the portfolios on February 28, 2019. Such concentration of shareholders' capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.

Portfolio	Class	% by Class
Multi-Index 2060 Preservation Porfolio	R1	100%
Multi-Index 2060 Preservation Porfolio	R2	34%
Multi-Index 2060 Preservation Porfolio	R4	49%
Multi-Index 2060 Preservation Porfolio	1	100%
Multi-Index 2055 Preservation Porfolio	R1	100%
Multi-Index 2055 Preservation Porfolio	R2	32%
Multi-Index 2055 Preservation Porfolio	R4	100%
Multi-Index 2055 Preservation Porfolio	1	100%
Multi-Index 2050 Preservation Porfolio	R4	91%
Multi-Index 2050 Preservation Porfolio	1	100%
Multi-Index 2045 Preservation Porfolio	R4	100%
Multi-Index 2045 Preservation Porfolio	1	100%
Multi-Index 2040 Preservation Porfolio	R4	93%
Multi-Index 2040 Preservation Porfolio	1	100%
Multi-Index 2035 Preservation Porfolio	R4	100%
Multi-Index 2035 Preservation Porfolio	1	100%
Multi-Index 2030 Preservation Porfolio	R4	100%
Multi-Index 2030 Preservation Porfolio	1	100%
Multi-Index 2025 Preservation Porfolio	R4	76%
Multi-Index 2025 Preservation Porfolio	1	100%
Multi-Index 2020 Preservation Porfolio	R4	100%
Multi-Index 2020 Preservation Porfolio	1	100%
Multi-Index Income Preservation Porfolio	R1	28%
Multi-Index Income Preservation Porfolio	R4	96%
Multi-Index Income Preservation Porfolio	1	100%

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to the following for the six months ended February 28, 2019:

Portfolio	Purchases	Sales
Multi-Index 2060 Preservation	$26,021,008	$4,364,938
Multi-Index 2055 Preservation	48,544,357	19,648,845
Multi-Index 2050 Preservation	104,188,750	54,794,768
Multi-Index 2045 Preservation	119,585,446	66,230,592
Multi-Index 2040 Preservation	150,403,357	92,512,535
Multi-Index 2035 Preservation	187,957,576	132,719,420
Multi-Index 2030 Preservation	222,831,951	177,434,262
Multi-Index 2025 Preservation	163,299,515	187,718,094
Multi-Index 2020 Preservation	56,725,864	105,272,016
Multi-Index Income Preservation	26,855,414	58,172,675

Note 7 — Investment in affiliated underlying funds

The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios' investment may represent a significant portion of each underlying fund's net assets. At February 28, 2019, the following portfolios held 5% or more of the net assets of the underlying funds shown below:

Portfolio	Affiliated Class NAV	Underlying fund's net asset %
Multi-Index 2050 Preservation Portfolio	John Hancock Funds II Strategic Equity Allocation Fund	5.7%
Multi-Index 2045 Preservation Portfolio	John Hancock Funds II Strategic Equity Allocation Fund	7.1%
Multi-Index 2040 Preservation Portfolio	John Hancock Funds II Strategic Equity Allocation Fund	8.4%
Multi-Index 2035 Preservation Portfolio	John Hancock Funds II Strategic Equity Allocation Fund	9.5%
Multi-Index 2035 Preservation Portfolio	John Hancock Funds II Short Term Government Income Fund	6.5%
Multi-Index 2030 Preservation Portfolio	John Hancock Funds II Strategic Equity Allocation Fund	8.3%
Multi-Index 2030 Preservation Portfolio	John Hancock Funds II Short Term Government Income Fund	7.9%
Multi-Index 2025 Preservation Portfolio	John Hancock Funds II Short Term Government Income Fund	11.3%
Multi-Index 2020 Preservation Portfolio	John Hancock Funds II Short Term Government Income Fund	5.4%

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       55

Information regarding each portfolio's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Multi-Index 2060 Preservation Portfolio
John Hancock Collateral Trust*	176,786	1,027,879	(938,834)	265,831	—	—	($242)	633	$2,660,201
Short Term Government Income	55,733	19,386	(6,738)	68,381	$5,879	—	(1,511)	$4,179	637,995
Strategic Equity Allocation	3,109,157	1,836,400	(221,435)	4,724,122	856,143	5,833,124	(958,232)	(7,017,508)	51,587,407
					$862,022	5,833,124	($959,985)	($7,012,696)	$54,885,603
Multi-Index 2055 Preservation Portfolio
John Hancock Collateral Trust*	733,698	6,869,062	(5,971,981)	1,630,779	—	—	($585)	$2,072	$16,319,364
Short Term Government Income	236,791	35,307	(38,115)	233,983	$22,746	—	(15,477)	23,743	2,183,057
Strategic Equity Allocation	13,204,854	3,703,598	(791,253)	16,117,199	3,145,390	21,430,345	(2,539,233)	(28,265,940)	175,999,817
					$3,168,136	21,430,345	($2,555,295)	($28,240,125)	$194,502,238
Multi-Index 2050 Preservation Portfolio
John Hancock Collateral Trust*	3,134,704	9,615,578	(10,670,929)	2,079,353	—	—	($243)	$5,348	$20,808,289
Short Term Government Income	573,330	70,151	(96,863)	546,618	$54,353	—	(49,661)	68,873	5,099,944
Strategic Equity Allocation	32,003,493	8,147,987	(2,388,217)	37,763,263	7,507,741	51,152,155	(5,730,571)	(68,645,324)	412,374,828
					$7,562,094	51,152,155	($5,780,475)	($68,571,103)	$438,283,061
Multi-Index 2045 Preservation Portfolio
John Hancock Collateral Trust*	4,157,668	10,950,951	(12,196,146)	2,912,473	—	—	$1,075	$3,266	$29,145,411
Short Term Government Income	591,887	62,818	(83,414)	571,291	$56,103	—	(44,200)	63,661	5,330,144
Strategic Equity Allocation	41,167,343	9,431,811	(2,934,285)	47,664,869	9,534,977	64,964,234	(6,348,245)	(88,728,930)	520,500,367
					$9,591,080	64,964,234	($6,391,370)	($88,662,003)	$554,975,922
Multi-Index 2040 Preservation Portfolio
John Hancock Collateral Trust*	4,642,521	21,079,246	(22,423,571)	3,298,196	—	—	($1,454)	$6,671	$33,005,378
Short Term Government Income	685,818	96,165	(96,576)	685,407	$66,779	—	(52,253)	76,038	6,394,844
Strategic Equity Allocation	48,862,486	11,036,232	(4,015,212)	55,883,506	11,094,627	75,590,530	(6,415,049)	(104,875,212)	610,247,884
					$11,161,406	75,590,530	($6,468,756)	($104,792,503)	$649,648,106
Multi-Index 2035 Preservation Portfolio
John Hancock Collateral Trust*	6,273,819	22,626,841	(22,581,765)	6,318,895	—	—	$1,116	$13,852	$63,233,817
Short Term Government Income	1,691,817	210,207	(215,835)	1,686,189	$164,820	—	(147,337)	206,685	15,732,139
Strategic Equity Allocation	55,846,781	13,030,485	(5,800,114)	63,077,152	12,584,097	85,738,668	(8,351,274)	(118,136,257)	688,802,502
					$12,748,917	85,738,668	($8,497,495)	($117,915,720)	$767,768,458
Multi-Index 2030 Preservation Portfolio
John Hancock Collateral Trust*	6,210,874	43,853,528	(42,567,752)	7,496,650	—	—	$8,160	$10,725	$75,019,721
Short Term Government Income	2,000,410	270,869	(224,614)	2,046,665	$196,326	—	(168,436)	242,799	19,095,385
Strategic Equity Allocation	50,503,748	12,764,328	(7,623,496)	55,644,580	11,171,412	76,113,684	(7,370,973)	(106,245,765)	607,638,815
					$11,367,738	76,113,684	($7,531,249)	($105,992,241)	$701,753,921
Multi-Index 2025 Preservation Portfolio
John Hancock Collateral Trust*	4,942,688	73,104,313	(71,045,454)	7,001,547	—	—	($1,419)	$8,823	$70,065,185

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       56

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Short Term Government Income	2,952,222	264,462	(294,396)	2,922,288	$287,419	—	($224,947)	$331,819	$27,264,945
Strategic Equity Allocation	31,296,417	8,250,988	(7,493,522)	32,053,883	6,632,834	45,191,192	2,226,019	(71,362,587)	350,028,397
					$6,920,253	45,191,192	$1,999,653	($71,021,945)	$447,358,527
Multi-Index 2020 Preservation Portfolio
John Hancock Collateral Trust*	3,170,548	44,363,361	(45,106,121)	2,427,788	—	—	$9,911	$8,172	$24,295,121
Short Term Government Income	1,492,753	73,502	(159,065)	1,407,190	$142,997	—	(116,378)	168,396	13,129,086
Strategic Equity Allocation	7,104,432	2,243,159	(2,841,542)	6,506,049	1,404,858	9,571,655	2,969,399	(18,171,529)	71,046,058
					$1,547,855	9,571,655	$2,862,932	($17,994,961)	$108,470,265
Multi-Index Income Preservation Portfolio
John Hancock Collateral Trust*	978,579	14,470,188	(13,340,964)	2,107,803	—	—	$624	$6,226	$21,092,997
Short Term Government Income	881,374	43,135	(110,324)	814,185	$83,681	—	(48,498)	78,480	7,596,343
Strategic Equity Allocation	1,525,101	592,046	(546,961)	1,570,186	334,805	2,281,113	307,652	(3,714,442)	17,146,426
					$418,486	2,281,113	$259,778	($3,629,736)	$45,835,766
*Refer to the Securities lending note within Note 2 for details regarding this investment.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       57

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler**
Secretary and Chief Legal Officer

Investment advisor

John Hancock Advisers, LLC

Subadvisors

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Portfolio Managers

Robert E. Sykes, CFA
Nathan W. Thooft, CFA

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee
#Effective 6-19-18

**Effective 9-13-18

The portfolios' proxy voting policies and procedures, as well as the portfolio proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the portfolios' holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The portfolios' Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your portfolio, as well as monthly portfolio holdings, and other portfolio details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS       58

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

Greater China Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Disciplined Alternative Yield

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Infrastructure

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach: We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Multi-Index Preservation Portfolios. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF767027	RCPSA 2/19 4/19

John Hancock

Multimanager Lifetime Portfolios

Semiannual report 2/28/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investments at 800-225-5291 (Class A shares) or 888-972-8696 (Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investments or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investments or your financial intermediary.

A message to shareholders

Dear shareholder,

The six months ended February 28, 2019 were challenging for equity investors as stock markets across many major economies worldwide posted losses, despite rebounding during the first few months of the new year. In the United States, new tariffs on a range of imports and heightened fears of a full-blown trade war with China weighed on investor sentiment despite relatively supportive U.S. economic fundamentals. Looking overseas, global economic growth slowed somewhat in the latter half of 2018, and international markets faced some challenging headwinds that may not abate in the near future.

The turbulence extended to the fixed-income market, with performance varying widely between short- and long-term debt, as concerns about the strength of the broader global economy and the durability of the now decade-old bull market led investors to dial back risk exposures. Many alternative investments—such as options-based, absolute return, and multi-strategy funds—generated a relatively narrow range of muted to slightly negative returns. As a general rule, most alternative asset classes held up better than equity markets, although not as well as bond markets for the period.

Your best resource in unpredictable and volatile markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee investment returns and does not eliminate risk of loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Multimanager Lifetime Portfolios

2	Multimanager Lifetime Portfolios' strategy at a glance
3	Portfolio summary
4	Multimanager 2060 Lifetime Portfolio
5	Multimanager 2055 Lifetime Portfolio
6	Multimanager 2050 Lifetime Portfolio
7	Multimanager 2045 Lifetime Portfolio
8	Multimanager 2040 Lifetime Portfolio
9	Multimanager 2035 Lifetime Portfolio
10	Multimanager 2030 Lifetime Portfolio
11	Multimanager 2025 Lifetime Portfolio
12	Multimanager 2020 Lifetime Portfolio
13	Multimanager 2015 Lifetime Portfolio
14	Multimanager 2010 Lifetime Portfolio
15	Your expenses
22	Portfolios' investments
34	Financial statements
47	Financial highlights
69	Notes to financial statements
101	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       1

Multimanager Lifetime Portfolios' strategy at a glance

A SIMPLE, STRATEGIC PATH TO HELP YOU REACH YOUR RETIREMENT GOALS

Multimanager Lifetime Portfolios make diversification easy because the asset mix of each portfolio automatically changes over time.

•	Portfolios with dates further off initially invest more aggressively in stock funds.
•	As a portfolio approaches its target date,[1] the allocation will gradually migrate to more conservative fixed-income funds.
•	Once the target date is reached, the allocation will continue to become increasingly conservative until it reaches the end of its glide path, investing primarily in fixed-income funds.

JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS—AUTOMATICALLY ADJUST OVER TIME2

The chart below illustrates how the asset allocation mix of John Hancock Multimanager Lifetime Portfolios adjusts over time.

The principal value of each portfolio is not guaranteed and you could lose money at any time, including at or after the target date.

1 Based on an estimated retirement date.

2 Allocations may vary as a result of market activity or cash allocations held during unusual market or economic conditions.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       2

Portfolio summary

MULTIMANAGER 2060-2010 LIFETIME PORTFOLIOS' CLASS A SHARE RETURNS (%)

For the six months ended 2/28/19

MARKET INDEX TOTAL RETURNS

For the six months ended 2/28/19

U.S. Stocks	S&P 500 Index	-3.04%
	Russell Midcap Index	-2.84%
	Russell 2000 Index	-8.86%
	FTSE NAREIT All Equity REIT Index	3.18%
International Stocks	MSCI EAFE Index	-3.58%
	MSCI Emerging Markets Index	0.33%
	MSCI EAFE Small Cap Index	-7.92%
Fixed Income	Bloomberg Barclays U.S. Aggregate Bond Index	1.99%
	ICE Bank of America Merrill Lynch U.S. High Yield Index	1.98%
	JPMorgan Global Government Bonds Unhedged Index	1.30%

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       3

Multimanager 2060 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager 2060 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Index 3 is 66.50% Russell 3000 Index, 28.50% MSCI ACWI ex-USA Index, 4.00% Bloomberg Barclays U.S. Aggregate Bond Index, and 1.00% ICE Bank of America Merrill Lynch U.S. High Yield Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	% of Total
Equity	87.9
Large Blend	35.8
U.S. Large Cap	18.4
International Equity	13.9
U.S. Mid Cap	7.8
Emerging-Market Equity	6.8
U.S. Small Cap	3.8
Sector Equity	1.4
Fixed income	4.9
Intermediate Bond	1.8
Multi-Sector Bond	1.1
Emerging-Market Debt	0.6
Inflation-Protected Bond	0.4
Global Bond	0.3
Bank Loan	0.3
High Yield Bond	0.2
Short-Term Bond	0.2
Alternative and specialty	6.3
Sector Equity	5.6
Absolute Return	0.7
Unaffiliated investment companies	0.6
Equity	0.6
Short-term investments and other	0.3

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-28-19 (%)

	Class A	Class I1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1]	Class 1[1]	Index 1	Index 2	Index 3
Inception	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16
Average annual total returns
1-year	-5.04	0.28	-0.06	0.07	-0.06	0.18	0.38	0.40	0.34	4.68	3.17	1.70
Since inception	8.04	10.33	9.89	10.10	9.89	10.24	10.40	10.45	10.36	13.25	1.49	11.63
Cumulative returns
6-months	-7.97	-2.97	-3.08	-3.10	-3.08	-3.00	-2.88	-2.86	-2.92	-3.04	1.99	-2.87
Since inception	25.33	33.26	31.72	32.44	31.72	32.92	33.50	33.67	33.38	43.81	4.42	37.89

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.88	1.58	2.23	1.98	2.13	1.83	1.53	1.48	1.52
Net (%)	0.99	0.69	1.34	1.09	1.24	0.84	0.64	0.58	0.63

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors, as described in the portfolio's prospectuses.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       4

Multimanager 2055 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager 2055 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Index 3 is 66.50% Russell 3000 Index, 28.50% MSCI ACWI ex-USA Index, 4.00% Bloomberg Barclays U.S. Aggregate Bond Index, and 1.00% ICE Bank of America Merrill Lynch U.S. High Yield Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	% of Total
Equity	87.8
Large Blend	36.2
U.S. Large Cap	18.7
International Equity	13.7
U.S. Mid Cap	7.9
Emerging-Market Equity	5.8
U.S. Small Cap	3.9
Sector Equity	1.6
Fixed income	4.8
Intermediate Bond	1.8
Multi-Sector Bond	1.1
Emerging-Market Debt	0.6
Inflation-Protected Bond	0.4
Bank Loan	0.3
Global Bond	0.3
High Yield Bond	0.2
Short-Term Bond	0.1
Alternative and specialty	6.5
Sector Equity	5.6
Absolute Return	0.9
Unaffiliated investment companies	0.7
Equity	0.7
Short-term investments and other	0.2

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-28-19 (%)

	Class A	Class I1,2	Class R1[2]	Class R2[2]	Class R3[2]	Class R4[2]	Class R5[2]	Class R6[2]	Class 1[2]	Index 1	Index 2	Index 3
Inception	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14
Average annual total returns
1-year	-5.00	0.26	-0.07	-0.14	-0.27	0.23	0.31	0.39	0.33	4.68	3.17	1.70
Since inception	5.34	6.67	6.34	6.51	6.30	6.72	6.87	6.91	6.86	10.72	2.41	7.86
Cumulative returns
6-month	-7.96	-3.02	-3.10	-3.17	-3.22	-3.05	-2.97	-2.90	-2.95	-3.04	1.99	-2.87
Since inception	29.23	37.52	35.39	36.51	35.15	37.82	38.75	39.05	38.72	65.25	12.48	45.24

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.42	1.12	1.77	1.52	1.67	1.37	1.07	1.02	1.06
Net (%)	1.00	0.70	1.35	1.10	1.25	0.85	0.65	0.59	0.64

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	Class I shares were first offered on 3-27-15. Returns prior to this date are those of Class R1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
2	For certain types of investors, as described in the portfolio's prospectuses.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       5

Multimanager 2050 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager 2050 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Index 3 is 66.50% Russell 3000 Index, 28.50% MSCI ACWI ex-USA Index, 4.00% Bloomberg Barclays U.S. Aggregate Bond Index, and 1.00% ICE Bank of America Merrill Lynch U.S. High Yield Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	% of Total
Equity	87.7
Large Blend	36.1
U.S. Large Cap	18.7
International Equity	13.7
U.S. Mid Cap	7.9
Emerging-Market Equity	5.8
U.S. Small Cap	3.9
Sector Equity	1.6
Fixed income	4.8
Intermediate Bond	1.8
Multi-Sector Bond	1.1
Emerging-Market Debt	0.6
Inflation-Protected Bond	0.4
Bank Loan	0.3
Global Bond	0.3
High Yield Bond	0.2
Short-Term Bond	0.1
Alternative and specialty	6.6
Sector Equity	5.6
Absolute Return	1.0
Unaffiliated investment companies	0.7
Equity	0.7
Short-term investments and other	0.2

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-28-19 (%)

	Class A1	Class I1,2	Class R1[1,2]	Class R2[1,2]	Class R3[1,2]	Class R4[1,2]	Class R5[1,2]	Class R6[1,2]	Class 1[2]	Index 1	Index 2	Index 3
Inception	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11
Average annual total returns
1-year	-5.03	0.33	-0.37	-0.14	-0.22	0.09	0.31	0.38	0.32	4.68	3.17	1.70
5-year	5.01	6.46	5.77	6.02	5.90	6.31	6.50	6.55	6.50	10.67	2.32	7.64
Since inception	6.36	7.42	6.79	7.02	6.90	7.27	7.46	7.50	7.45	11.91	2.78	8.64
Cumulative returns
6-months	-7.96	-2.91	-3.23	-3.22	-3.23	-3.00	-3.00	-2.93	-2.92	-3.04	1.99	-2.87
5-year	27.67	36.77	32.36	33.95	33.19	35.76	37.04	37.34	37.03	66.00	12.13	44.48
Since inception	62.18	75.26	67.40	70.21	68.77	73.33	75.75	76.31	75.60	141.54	24.00	91.53

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.34	1.04	1.69	1.45	1.59	1.29	0.99	0.94	0.98
Net (%)	1.01	0.71	1.36	1.12	1.26	0.86	0.66	0.60	0.65

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	Class A, Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares were first offered on 3-1-12; Class I shares were first offered on 3-27-15. Returns prior to these dates are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
2	For certain types of investors, as described in the portfolio's prospectuses.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       6

Multimanager 2045 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager 2045 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Index 3 is 66.50% Russell 3000 Index, 28.50% MSCI ACWI ex-USA Index, 4.00% Bloomberg Barclays U.S. Aggregate Bond Index, and 1.00% ICE Bank of America Merrill Lynch U.S. High Yield Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	% of Total
Equity	87.6
Large Blend	36.0
U.S. Large Cap	18.7
International Equity	13.7
U.S. Mid Cap	7.9
Emerging-Market Equity	5.8
U.S. Small Cap	3.9
Sector Equity	1.6
Fixed income	5.0
Intermediate Bond	1.9
Multi-Sector Bond	1.1
Emerging-Market Debt	0.6
Inflation-Protected Bond	0.4
Global Bond	0.3
Bank Loan	0.3
High Yield Bond	0.2
Short-Term Bond	0.2
Alternative and specialty	6.6
Sector Equity	5.6
Absolute Return	1.0
Unaffiliated investment companies	0.6
Equity	0.6
Short-term investments and other	0.2

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-28-19 (%)

	Class A	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Start date	2-28-09	2-28-09	2-28-09	2-28-09	2-28-09	2-28-09	2-28-09	2-28-09	2-28-09	2-28-09	2-28-09	2-28-09
Average annual total returns
1-year	-4.97	0.26	-0.36	-0.15	-0.21	0.08	0.29	0.38	0.32	4.68	3.17	1.70
5-year	5.03	6.31	5.78	6.02	5.88	6.28	6.49	6.56	6.50	10.67	2.32	7.64
10-year	12.53	13.11	12.82	13.02	12.94	13.34	13.60	13.45	13.58	16.67	3.71	14.24
Cumulative returns
6-months	-7.96	-2.96	-3.26	-3.20	-3.20	-3.06	-3.00	-2.92	-2.97	-3.04	1.99	-2.87
5-year	27.81	35.80	32.45	33.97	33.04	35.61	36.95	37.41	37.03	66.00	12.13	44.48
10-year	225.72	242.64	234.19	239.92	237.52	249.86	258.00	253.30	257.43	367.39	43.97	278.72

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.30	1.01	1.65	1.41	1.56	1.25	0.95	0.90	0.94
Net (%)	0.99	0.70	1.34	1.10	1.25	0.84	0.64	0.58	0.63

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class I shares were first offered on 3-27-15. Class R2 and Class R6 shares were first offered on 3-1-12 and 9-1-11, respectively. Returns prior to these dates are those of Class R1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       7

Multimanager 2040 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager 2040 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Index 3 is 65.10% Russell 3000 Index, 27.90% MSCI ACWI ex-USA Index, 5.60% Bloomberg Barclays U.S. Aggregate Bond Index, and 1.40% ICE Bank of America Merrill Lynch U.S. High Yield Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	% of Total
Equity	85.8
Large Blend	34.7
U.S. Large Cap	18.6
International Equity	13.6
U.S. Mid Cap	7.7
Emerging-Market Equity	5.8
U.S. Small Cap	3.8
Sector Equity	1.6
Fixed income	6.8
Intermediate Bond	2.5
Multi-Sector Bond	1.6
Emerging-Market Debt	0.8
Inflation-Protected Bond	0.5
Short-Term Bond	0.4
Bank Loan	0.4
Global Bond	0.3
High Yield Bond	0.3
Alternative and specialty	6.4
Sector Equity	5.5
Absolute Return	0.9
Unaffiliated investment companies	0.5
Equity	0.5
Short-term investments and other	0.5

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-28-19 (%)

	Class A	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Start date	2-28-09	2-28-09	2-28-09	2-28-09	2-28-09	2-28-09	2-28-09	2-28-09	2-28-09	2-28-09	2-28-09	2-28-09
Average annual total returns
1-year	-4.96	0.34	-0.27	-0.04	-0.24	0.17	0.40	0.47	0.41	4.68	3.17	1.74
5-year	4.99	6.28	5.75	6.01	5.84	6.26	6.47	6.53	6.48	10.67	2.32	7.64
10-year	12.53	13.10	12.82	13.01	12.93	13.32	13.59	13.44	13.57	16.67	3.71	14.24
Cumulative returns
6-months	-7.84	-2.83	-3.14	-2.98	-3.11	-2.94	-2.86	-2.79	-2.85	-3.04	1.99	-2.81
5-year	27.57	35.58	32.23	33.91	32.84	35.47	36.79	37.23	36.86	66.00	12.13	44.48
10-year	225.57	242.43	233.97	239.81	237.47	249.32	257.67	252.94	257.05	367.39	43.97	278.71

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.31	1.01	1.66	1.42	1.57	1.26	0.96	0.91	0.95
Net (%)	0.99	0.69	1.34	1.10	1.25	0.84	0.64	0.58	0.63

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class I shares were first offered on 3-27-15. Class R2 and Class R6 shares were first offered on 3-1-12 and 9-1-11, respectively. Returns prior to these dates are those of Class R1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       8

Multimanager 2035 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager 2035 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Index 3 is 60.20% Russell 3000 Index, 25.80% MSCI ACWI ex-USA Index, 11.20% Bloomberg Barclays U.S. Aggregate Bond Index, and 2.80% ICE Bank of America Merrill Lynch U.S. High Yield Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	% of Total
Equity	79.0
Large Blend	31.8
U.S. Large Cap	17.5
International Equity	12.5
U.S. Mid Cap	7.1
Emerging-Market Equity	5.2
U.S. Small Cap	3.3
Sector Equity	1.6
Fixed income	13.6
Intermediate Bond	4.5
Multi-Sector Bond	3.4
Emerging-Market Debt	1.6
Inflation-Protected Bond	1.1
Global Bond	0.9
Bank Loan	0.8
High Yield Bond	0.7
Short-Term Bond	0.6
Alternative and specialty	6.1
Sector Equity	5.0
Absolute Return	1.1
Unaffiliated investment companies	0.5
Equity	0.5
Short-term investments and other	0.8

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-28-19 (%)

	Class A	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Start date	2-28-09	2-28-09	2-28-09	2-28-09	2-28-09	2-28-09	2-28-09	2-28-09	2-28-09	2-28-09	2-28-09	2-28-09
Average annual total returns
1-year	-4.89	0.35	-0.15	-0.02	-0.10	0.26	0.48	0.56	0.50	4.68	3.17	1.90
5-year	4.75	6.04	5.51	5.75	5.62	6.02	6.22	6.29	6.23	10.67	2.32	7.39
10-year	12.37	12.94	12.66	12.85	12.76	13.20	13.43	13.27	13.42	16.67	3.71	14.08
Cumulative returns
6-months	-7.59	-2.55	-2.82	-2.76	-2.77	-2.64	-2.50	-2.51	-2.56	-3.04	1.99	-2.45
5-year	26.11	34.05	30.77	32.26	31.42	33.92	35.25	35.64	35.28	66.00	12.13	42.81
10-year	220.94	237.60	229.34	234.88	232.30	245.36	252.64	247.78	252.23	367.39	43.97	273.39

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.31	1.01	1.66	1.41	1.56	1.26	0.96	0.91	0.95
Net (%)	1.00	0.70	1.35	1.10	1.25	0.85	0.65	0.59	0.64

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class I shares were first offered on 3-27-15. Class R2 and Class R6 shares were first offered on 3-1-12 and 9-1-11, respectively. Returns prior to these dates are those of Class R1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       9

Multimanager 2030 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager 2030 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Index 3 is 53.90% Russell 3000 Index, 23.10% MSCI ACWI ex-USA Index, 18.40% Bloomberg Barclays U.S. Aggregate Bond Index, and 4.60% ICE Bank of America Merrill Lynch U.S. High Yield Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	% of Total
Equity	70.5
Large Blend	28.4
U.S. Large Cap	16.4
International Equity	11.7
U.S. Mid Cap	5.9
Emerging-Market Equity	4.2
U.S. Small Cap	2.5
Sector Equity	1.4
Fixed income	21.8
Intermediate Bond	7.8
Multi-Sector Bond	5.7
Emerging-Market Debt	2.3
Inflation-Protected Bond	2.0
Global Bond	1.4
High Yield Bond	1.2
Bank Loan	0.9
Short-Term Bond	0.5
Alternative and specialty	6.0
Sector Equity	4.5
Absolute Return	1.5
Unaffiliated investment companies	0.4
Equity	0.4
Short-term investments and other	1.3

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-28-19 (%)

	Class A	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Start date	2-28-09	2-28-09	2-28-09	2-28-09	2-28-09	2-28-09	2-28-09	2-28-09	2-28-09	2-28-09	2-28-09	2-28-09
Average annual total returns
1-year	-4.46	0.84	0.15	0.48	0.21	0.65	0.90	0.96	0.81	4.68	3.17	2.13
5-year	4.47	5.73	5.20	5.46	5.29	5.71	5.93	6.01	5.93	10.67	2.32	7.01
10-year	12.03	12.59	12.31	12.51	12.41	12.80	13.09	12.94	13.07	16.67	3.71	13.62
Cumulative returns
6-months	-6.83	-1.80	-2.15	-1.99	-2.08	-1.90	-1.83	-1.76	-1.83	-3.04	1.99	-1.94
5-year	24.42	32.12	28.82	30.46	29.40	32.03	33.39	33.86	33.36	66.00	12.13	40.33
10-year	211.48	227.48	219.32	224.97	222.06	233.63	242.07	237.74	241.44	367.39	43.97	258.54

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.30	1.00	1.66	1.40	1.55	1.25	0.95	0.90	0.94
Net (%)	0.98	0.68	1.34	1.08	1.23	0.83	0.63	0.57	0.62

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class I shares were first offered on 3-27-15. Class R2 and Class R6 shares were first offered on 3-1-12 and 9-1-11, respectively. Returns prior to these dates are those of Class R1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       10

Multimanager 2025 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager 2025 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Index 3 is 45.50% Russell 3000 Index, 19.50% MSCI ACWI ex-USA Index, 28.00% Bloomberg Barclays U.S. Aggregate Bond Index, and 7.00% ICE Bank of America Merrill Lynch U.S. High Yield Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	% of Total
Equity	58.8
Large Blend	24.2
U.S. Large Cap	14.0
International Equity	9.5
U.S. Mid Cap	4.8
Emerging-Market Equity	3.0
U.S. Small Cap	2.0
Sector Equity	1.3
Fixed income	33.8
Intermediate Bond	11.8
Multi-Sector Bond	9.3
Inflation-Protected Bond	3.2
Emerging-Market Debt	3.1
Global Bond	2.1
Bank Loan	2.1
High Yield Bond	1.8
Short-Term Bond	0.4
Alternative and specialty	5.3
Sector Equity	3.8
Absolute Return	1.5
Unaffiliated investment companies	0.3
Equity	0.3
Short-term investments and other	1.8

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-28-19 (%)

	Class A	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Start date	2-28-09	2-28-09	2-28-09	2-28-09	2-28-09	2-28-09	2-28-09	2-28-09	2-28-09	2-28-09	2-28-09	2-28-09
Average annual total returns
1-year	-4.26	1.03	0.48	0.69	0.53	0.97	1.09	1.26	1.20	4.68	3.17	2.40
5-year	4.01	5.31	4.78	5.03	4.87	5.30	5.48	5.57	5.51	10.67	2.32	6.49
10-year	11.46	12.03	11.75	11.95	11.84	12.26	12.51	12.37	12.50	16.67	3.71	12.83
Cumulative returns
6-months	-6.32	-1.26	-1.55	-1.43	-1.50	-1.33	-1.30	-1.13	-1.19	-3.04	1.99	-1.28
5-year	21.75	29.49	26.30	27.83	26.83	29.47	30.60	31.11	30.75	66.00	12.13	36.96
10-year	195.92	211.40	203.72	209.15	206.23	217.89	224.96	220.89	224.82	367.39	43.97	234.42

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.29	1.00	1.65	1.40	1.54	1.25	0.94	0.90	0.93
Net (%)	0.97	0.68	1.33	1.08	1.22	0.83	0.62	0.56	0.61

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class I shares were first offered on 3-27-15. Class R2 and Class R6 shares were first offered on 3-1-12 and 9-1-11, respectively. Returns prior to these dates are those of Class R1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       11

Multimanager 2020 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager 2020 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Index 3 is 37.80% Russell 3000 Index, 16.20% MSCI ACWI ex-USA Index, 36.80% Bloomberg Barclays U.S. Aggregate Bond Index, and 9.20% ICE Bank of America Merrill Lynch U.S. High Yield Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	% of Total
Equity	48.1
Large Blend	19.6
U.S. Large Cap	12.0
International Equity	8.2
U.S. Mid Cap	3.7
Emerging-Market Equity	2.0
U.S. Small Cap	1.6
Sector Equity	1.0
Fixed income	44.5
Intermediate Bond	17.2
Multi-Sector Bond	11.1
Inflation-Protected Bond	4.1
Emerging-Market Debt	3.9
Global Bond	2.7
Bank Loan	2.6
High Yield Bond	2.3
Short-Term Bond	0.6
Alternative and specialty	5.1
Sector Equity	3.2
Absolute Return	1.9
Unaffiliated investment companies	0.3
Equity	0.3
Short-term investments and other	2.0

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-28-19 (%)

	Class A	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Start date	2-28-09	2-28-09	2-28-09	2-28-09	2-28-09	2-28-09	2-28-09	2-28-09	2-28-09	2-28-09	2-28-09	2-28-09
Average annual total returns
1-year	-3.91	1.37	0.69	1.03	0.87	1.21	1.52	1.51	1.44	4.68	3.17	2.63
5-year	3.50	4.78	4.23	4.51	4.33	4.76	4.96	5.02	4.96	10.67	2.32	5.90
10-year	10.65	11.22	10.93	11.13	11.03	11.42	11.69	11.55	11.66	16.67	3.71	11.84
Cumulative returns
6-months	-5.71	-0.62	-0.92	-0.78	-0.84	-0.70	-0.57	-0.59	-0.65	-3.04	1.99	-0.69
5-year	18.76	26.28	23.00	24.66	23.59	26.15	27.37	27.76	27.38	66.00	12.13	33.20
10-year	175.05	189.73	182.20	187.40	184.73	194.85	202.07	198.38	201.39	367.39	43.97	206.05

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.29	1.00	1.65	1.39	1.55	1.25	0.94	0.89	0.93
Net (%)	0.95	0.66	1.31	1.05	1.21	0.81	0.60	0.54	0.59

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class I shares were first offered on 3-27-15. Class R2 and Class R6 shares were first offered on 3-1-12 and 9-1-11, respectively. Returns prior to these dates are those of Class R1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       12

Multimanager 2015 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager 2015 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Index 3 is 31.50% Russell 3000 Index, 13.50% MSCI ACWI ex-USA Index, 44.00% Bloomberg Barclays U.S. Aggregate Bond Index, and 11.00% ICE Bank of America Merrill Lynch U.S. High Yield Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	% of Total
Equity	39.3
Large Blend	16.5
U.S. Large Cap	9.6
International Equity	7.6
U.S. Mid Cap	2.9
Emerging-Market Equity	1.3
U.S. Small Cap	1.1
Sector Equity	0.3
Fixed income	53.7
Intermediate Bond	23.0
Multi-Sector Bond	12.1
Inflation-Protected Bond	4.7
Emerging-Market Debt	4.5
Global Bond	3.5
Bank Loan	3.2
High Yield Bond	2.5
Short-Term Bond	0.2
Alternative and specialty	4.6
Sector Equity	2.5
Absolute Return	2.1
Unaffiliated investment companies	0.2
Equity	0.2
Short-term investments and other	2.2

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-28-19 (%)

	Class A	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Start date	2-28-09	2-28-09	2-28-09	2-28-09	2-28-09	2-28-09	2-28-09	2-28-09	2-28-09	2-28-09	2-28-09	2-28-09
Average annual total returns
1-year	-3.80	1.54	0.83	1.00	0.94	1.39	1.60	1.66	1.61	4.68	3.17	2.81
5-year	3.03	4.26	3.72	3.98	3.83	4.25	4.46	4.51	4.46	10.67	2.32	5.37
10-year	9.73	10.30	10.01	10.21	10.10	10.50	10.76	10.63	10.75	16.67	3.71	10.79
Cumulative returns
6-months	-5.20	-0.12	-0.42	-0.25	-0.41	-0.18	-0.07	-0.11	-0.06	-3.04	1.99	-0.19
5-year	16.09	23.18	20.04	21.57	20.65	23.16	24.35	24.66	24.37	66.00	12.13	29.89
10-year	153.08	166.44	159.64	164.25	161.85	171.39	177.86	174.72	177.50	367.39	43.97	178.54

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.32	1.03	1.67	1.43	1.58	1.28	0.98	0.93	0.96
Net (%)	0.93	0.64	1.28	1.04	1.19	0.79	0.59	0.52	0.57

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class I shares were first offered on 3-27-15. Class R2 and Class R6 shares were first offered on 3-1-12 and 9-1-11, respectively. Returns prior to these dates are those of Class R1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       13

Multimanager 2010 Lifetime Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager 2010 Lifetime Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in one blended index and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Index 3 is 27.10% Russell 3000 Index, 11.60% MSCI ACWI ex-USA Index, 49.00% Bloomberg Barclays U.S. Aggregate Bond Index, and 12.30% ICE Bank of America Merrill Lynch U.S. High Yield Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	% of Total
Equity	33.6
Large Blend	14.0
U.S. Large Cap	8.5
International Equity	7.1
U.S. Mid Cap	2.3
Emerging-Market Equity	0.9
U.S. Small Cap	0.8
Fixed income	59.5
Intermediate Bond	25.9
Multi-Sector Bond	12.9
Inflation-Protected Bond	5.4
Emerging-Market Debt	4.8
Global Bond	4.0
Bank Loan	3.2
High Yield Bond	2.9
Short-Term Bond	0.4
Alternative and specialty	4.3
Absolute Return	2.5
Sector Equity	1.8
Unaffiliated investment companies	0.3
Equity	0.3
Short-term investments and other	2.3

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-28-19 (%)

	Class A	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Start date	2-29-09	2-29-09	2-29-09	2-29-09	2-29-09	2-29-09	2-29-09	2-29-09	2-29-09	2-29-09	2-29-09	2-29-09
Average annual total returns
1-year	-3.61	1.79	1.21	1.35	1.07	1.61	1.85	1.79	1.74	4.68	3.17	2.92
5-year	2.66	3.92	3.45	3.64	3.49	3.93	4.14	4.17	4.12	10.67	2.32	5.02
10-year	8.93	9.49	9.24	9.40	9.31	9.73	9.97	9.82	9.95	16.67	3.71	9.91
Cumulative returns
6-months	-4.90	0.36	0.11	0.14	-0.03	0.29	0.42	0.36	0.31	-3.04	1.99	0.13
5-year	14.05	21.20	18.48	19.57	18.70	21.24	22.47	22.66	22.34	66.00	12.13	27.77
10-year	135.25	147.55	142.01	145.59	143.46	152.97	158.71	155.18	158.29	367.39	43.97	157.17

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.34	1.05	1.70	1.45	1.60	1.30	1.00	0.95	0.99
Net (%)	0.90	0.61	1.26	1.01	1.16	0.76	0.56	0.50	0.55

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class I shares were first offered on 3-27-15. Class R2 and Class R6 shares were first offered on 3-1-12 and 9-1-11, respectively. Returns prior to these dates are those of Class R1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       14

Portfolios' investments

Your expenses
As a shareholder of a John Hancock Funds II Multimanager Lifetime Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchases or redemptions, and (2) ongoing costs, including management fees, distribution and service (Rule 12b-1) fees, and other portfolio expenses. In addition to the operating expenses which each portfolio bears directly, each portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which each portfolio invests. Because underlying funds have varied operating expenses and transaction costs, and a portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.
These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (September 1, 2018 through February 28, 2019).
Actual expenses:
The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period ended” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes:
The second line of each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. See the portfolios’ prospectuses for details regarding transaction costs.
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	15

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2018	Ending value on 2-28-2019	Expenses paid during period ended 2-28-2019[1]	Annualized expense ratio[2]
Multimanager 2060 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$ 968.80	$2.00	0.41%
	Hypothetical example	1,000.00	1,022.80	2.06	0.41%
Class I	Actual expenses/actual returns	1,000.00	970.30	0.64	0.13%
	Hypothetical example	1,000.00	1,024.10	0.65	0.13%
Class R1	Actual expenses/actual returns	1,000.00	969.20	2.49	0.51%
	Hypothetical example	1,000.00	1,022.30	2.56	0.51%
Class R2	Actual expenses/actual returns	1,000.00	969.00	1.71	0.35%
	Hypothetical example	1,000.00	1,023.10	1.76	0.35%
Class R3	Actual expenses/actual returns	1,000.00	969.20	2.59	0.53%
	Hypothetical example	1,000.00	1,022.20	2.66	0.53%
Class R4	Actual expenses/actual returns	1,000.00	970.00	0.78	0.16%
	Hypothetical example	1,000.00	1,024.00	0.80	0.16%
Class R5	Actual expenses/actual returns	1,000.00	971.20	0.29	0.06%
	Hypothetical example	1,000.00	1,024.50	0.30	0.06%
Class R6	Actual expenses/actual returns	1,000.00	971.40	0.00	0.00%
	Hypothetical example	1,000.00	1,024.80	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	970.80	0.24	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%
Multimanager 2055 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$ 968.70	$2.00	0.41%
	Hypothetical example	1,000.00	1,022.80	2.06	0.41%
Class I	Actual expenses/actual returns	1,000.00	969.80	0.63	0.13%
	Hypothetical example	1,000.00	1,024.10	0.65	0.13%
Class R1	Actual expenses/actual returns	1,000.00	969.00	2.49	0.51%
	Hypothetical example	1,000.00	1,022.30	2.56	0.51%
Class R2	Actual expenses/actual returns	1,000.00	968.30	2.54	0.52%
	Hypothetical example	1,000.00	1,022.20	2.61	0.52%
Class R3	Actual expenses/actual returns	1,000.00	967.80	3.32	0.68%
	Hypothetical example	1,000.00	1,021.40	3.41	0.68%
Class R4	Actual expenses/actual returns	1,000.00	969.50	0.78	0.16%
	Hypothetical example	1,000.00	1,024.00	0.80	0.16%
Class R5	Actual expenses/actual returns	1,000.00	970.30	0.34	0.07%
	Hypothetical example	1,000.00	1,024.40	0.35	0.07%
Class R6	Actual expenses/actual returns	1,000.00	971.00	0.00	0.00%
	Hypothetical example	1,000.00	1,024.80	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	970.50	0.24	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%
16	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

		Account value on 9-1-2018	Ending value on 2-28-2019	Expenses paid during period ended 2-28-2019[1]	Annualized expense ratio[2]
Multimanager 2050 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$ 968.90	$2.00	0.41%
	Hypothetical example	1,000.00	1,022.80	2.06	0.41%
Class I	Actual expenses/actual returns	1,000.00	970.90	0.64	0.13%
	Hypothetical example	1,000.00	1,024.10	0.65	0.13%
Class R1	Actual expenses/actual returns	1,000.00	967.70	3.71	0.76%
	Hypothetical example	1,000.00	1,021.00	3.81	0.76%
Class R2	Actual expenses/actual returns	1,000.00	967.80	2.49	0.51%
	Hypothetical example	1,000.00	1,022.30	2.56	0.51%
Class R3	Actual expenses/actual returns	1,000.00	967.70	3.27	0.67%
	Hypothetical example	1,000.00	1,021.50	3.36	0.67%
Class R4	Actual expenses/actual returns	1,000.00	970.00	1.27	0.26%
	Hypothetical example	1,000.00	1,023.50	1.30	0.26%
Class R5	Actual expenses/actual returns	1,000.00	970.00	0.29	0.06%
	Hypothetical example	1,000.00	1,024.50	0.30	0.06%
Class R6	Actual expenses/actual returns	1,000.00	970.70	0.00	0.00%
	Hypothetical example	1,000.00	1,024.80	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	970.80	0.24	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%
Multimanager 2045 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$ 968.70	$2.00	0.41%
	Hypothetical example	1,000.00	1,022.80	2.06	0.41%
Class I	Actual expenses/actual returns	1,000.00	970.40	0.64	0.13%
	Hypothetical example	1,000.00	1,024.10	0.65	0.13%
Class R1	Actual expenses/actual returns	1,000.00	967.40	3.56	0.73%
	Hypothetical example	1,000.00	1,021.20	3.66	0.73%
Class R2	Actual expenses/actual returns	1,000.00	968.00	2.49	0.51%
	Hypothetical example	1,000.00	1,022.30	2.56	0.51%
Class R3	Actual expenses/actual returns	1,000.00	968.00	3.22	0.66%
	Hypothetical example	1,000.00	1,021.50	3.31	0.66%
Class R4	Actual expenses/actual returns	1,000.00	969.40	1.27	0.26%
	Hypothetical example	1,000.00	1,023.50	1.30	0.26%
Class R5	Actual expenses/actual returns	1,000.00	970.00	0.29	0.06%
	Hypothetical example	1,000.00	1,024.50	0.30	0.06%
Class R6	Actual expenses/actual returns	1,000.00	970.80	0.00	0.00%
	Hypothetical example	1,000.00	1,024.80	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	970.30	0.24	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	17

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

		Account value on 9-1-2018	Ending value on 2-28-2019	Expenses paid during period ended 2-28-2019[1]	Annualized expense ratio[2]
Multimanager 2040 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$ 970.00	$2.00	0.41%
	Hypothetical example	1,000.00	1,022.80	2.06	0.41%
Class I	Actual expenses/actual returns	1,000.00	971.70	0.64	0.13%
	Hypothetical example	1,000.00	1,024.10	0.65	0.13%
Class R1	Actual expenses/actual returns	1,000.00	968.60	3.71	0.76%
	Hypothetical example	1,000.00	1,021.00	3.81	0.76%
Class R2	Actual expenses/actual returns	1,000.00	970.20	2.49	0.51%
	Hypothetical example	1,000.00	1,022.30	2.56	0.51%
Class R3	Actual expenses/actual returns	1,000.00	968.90	3.27	0.67%
	Hypothetical example	1,000.00	1,021.50	3.36	0.67%
Class R4	Actual expenses/actual returns	1,000.00	970.60	1.27	0.26%
	Hypothetical example	1,000.00	1,023.50	1.30	0.26%
Class R5	Actual expenses/actual returns	1,000.00	971.40	0.29	0.06%
	Hypothetical example	1,000.00	1,024.50	0.30	0.06%
Class R6	Actual expenses/actual returns	1,000.00	972.10	0.00	0.00%
	Hypothetical example	1,000.00	1,024.80	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	971.50	0.24	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%
Multimanager 2035 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$ 972.60	$2.01	0.41%
	Hypothetical example	1,000.00	1,022.80	2.06	0.41%
Class I	Actual expenses/actual returns	1,000.00	974.50	0.69	0.14%
	Hypothetical example	1,000.00	1,024.10	0.70	0.14%
Class R1	Actual expenses/actual returns	1,000.00	971.80	3.62	0.74%
	Hypothetical example	1,000.00	1,021.10	3.71	0.74%
Class R2	Actual expenses/actual returns	1,000.00	972.40	2.49	0.51%
	Hypothetical example	1,000.00	1,022.30	2.56	0.51%
Class R3	Actual expenses/actual returns	1,000.00	972.30	3.23	0.66%
	Hypothetical example	1,000.00	1,021.50	3.31	0.66%
Class R4	Actual expenses/actual returns	1,000.00	973.60	1.27	0.26%
	Hypothetical example	1,000.00	1,023.50	1.30	0.26%
Class R5	Actual expenses/actual returns	1,000.00	975.00	0.34	0.07%
	Hypothetical example	1,000.00	1,024.40	0.35	0.07%
Class R6	Actual expenses/actual returns	1,000.00	974.90	0.00	0.00%
	Hypothetical example	1,000.00	1,024.80	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	974.40	0.24	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%
18	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

		Account value on 9-1-2018	Ending value on 2-28-2019	Expenses paid during period ended 2-28-2019[1]	Annualized expense ratio[2]
Multimanager 2030 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$ 980.40	$2.01	0.41%
	Hypothetical example	1,000.00	1,022.80	2.06	0.41%
Class I	Actual expenses/actual returns	1,000.00	982.00	0.64	0.13%
	Hypothetical example	1,000.00	1,024.10	0.65	0.13%
Class R1	Actual expenses/actual returns	1,000.00	978.50	3.48	0.71%
	Hypothetical example	1,000.00	1,021.30	3.56	0.71%
Class R2	Actual expenses/actual returns	1,000.00	980.10	2.50	0.51%
	Hypothetical example	1,000.00	1,022.30	2.56	0.51%
Class R3	Actual expenses/actual returns	1,000.00	979.20	3.19	0.65%
	Hypothetical example	1,000.00	1,021.60	3.26	0.65%
Class R4	Actual expenses/actual returns	1,000.00	981.00	1.33	0.27%
	Hypothetical example	1,000.00	1,023.50	1.35	0.27%
Class R5	Actual expenses/actual returns	1,000.00	981.70	0.29	0.06%
	Hypothetical example	1,000.00	1,024.50	0.30	0.06%
Class R6	Actual expenses/actual returns	1,000.00	982.40	0.00	0.00%
	Hypothetical example	1,000.00	1,024.80	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	981.70	0.25	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%
Multimanager 2025 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$ 985.80	$2.02	0.41%
	Hypothetical example	1,000.00	1,022.80	2.06	0.41%
Class I	Actual expenses/actual returns	1,000.00	987.40	0.64	0.13%
	Hypothetical example	1,000.00	1,024.10	0.65	0.13%
Class R1	Actual expenses/actual returns	1,000.00	984.50	3.54	0.72%
	Hypothetical example	1,000.00	1,021.20	3.61	0.72%
Class R2	Actual expenses/actual returns	1,000.00	985.70	2.51	0.51%
	Hypothetical example	1,000.00	1,022.30	2.56	0.51%
Class R3	Actual expenses/actual returns	1,000.00	985.00	3.25	0.66%
	Hypothetical example	1,000.00	1,021.50	3.31	0.66%
Class R4	Actual expenses/actual returns	1,000.00	986.70	1.28	0.26%
	Hypothetical example	1,000.00	1,023.50	1.30	0.26%
Class R5	Actual expenses/actual returns	1,000.00	987.00	0.34	0.07%
	Hypothetical example	1,000.00	1,024.40	0.35	0.07%
Class R6	Actual expenses/actual returns	1,000.00	988.70	0.00	0.00%
	Hypothetical example	1,000.00	1,024.80	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	988.10	0.25	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	19

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

		Account value on 9-1-2018	Ending value on 2-28-2019	Expenses paid during period ended 2-28-2019[1]	Annualized expense ratio[2]
Multimanager 2020 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$ 992.50	$2.03	0.41%
	Hypothetical example	1,000.00	1,022.80	2.06	0.41%
Class I	Actual expenses/actual returns	1,000.00	993.80	0.69	0.14%
	Hypothetical example	1,000.00	1,024.10	0.70	0.14%
Class R1	Actual expenses/actual returns	1,000.00	990.80	3.41	0.69%
	Hypothetical example	1,000.00	1,021.40	3.46	0.69%
Class R2	Actual expenses/actual returns	1,000.00	992.20	2.52	0.51%
	Hypothetical example	1,000.00	1,022.30	2.56	0.51%
Class R3	Actual expenses/actual returns	1,000.00	991.60	3.26	0.66%
	Hypothetical example	1,000.00	1,021.50	3.31	0.66%
Class R4	Actual expenses/actual returns	1,000.00	993.00	1.33	0.27%
	Hypothetical example	1,000.00	1,023.50	1.35	0.27%
Class R5	Actual expenses/actual returns	1,000.00	994.30	0.30	0.06%
	Hypothetical example	1,000.00	1,024.50	0.30	0.06%
Class R6	Actual expenses/actual returns	1,000.00	994.10	0.00	0.00%
	Hypothetical example	1,000.00	1,024.80	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	993.50	0.25	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%
Multimanager 2015 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$ 997.50	$2.03	0.41%
	Hypothetical example	1,000.00	1,022.80	2.06	0.41%
Class I	Actual expenses/actual returns	1,000.00	998.80	0.64	0.13%
	Hypothetical example	1,000.00	1,024.10	0.65	0.13%
Class R1	Actual expenses/actual returns	1,000.00	995.80	3.71	0.75%
	Hypothetical example	1,000.00	1,021.10	3.76	0.75%
Class R2	Actual expenses/actual returns	1,000.00	997.50	2.13	0.43%
	Hypothetical example	1,000.00	1,022.70	2.16	0.43%
Class R3	Actual expenses/actual returns	1,000.00	995.90	3.27	0.66%
	Hypothetical example	1,000.00	1,021.50	3.31	0.66%
Class R4	Actual expenses/actual returns	1,000.00	998.20	1.29	0.26%
	Hypothetical example	1,000.00	1,023.50	1.30	0.26%
Class R5	Actual expenses/actual returns	1,000.00	999.30	0.35	0.07%
	Hypothetical example	1,000.00	1,024.40	0.35	0.07%
Class R6	Actual expenses/actual returns	1,000.00	998.90	0.00	0.00%
	Hypothetical example	1,000.00	1,024.80	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	999.40	0.25	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%
20	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

		Account value on 9-1-2018	Ending value on 2-28-2019	Expenses paid during period ended 2-28-2019[1]	Annualized expense ratio[2]
Multimanager 2010 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,001.40	$2.03	0.41%
	Hypothetical example	1,000.00	1,022.80	2.06	0.41%
Class I	Actual expenses/actual returns	1,000.00	1,003.60	0.65	0.13%
	Hypothetical example	1,000.00	1,024.10	0.65	0.13%
Class R1	Actual expenses/actual returns	1,000.00	1,001.10	3.32	0.67%
	Hypothetical example	1,000.00	1,021.50	3.36	0.67%
Class R2	Actual expenses/actual returns	1,000.00	1,001.40	2.58	0.52%
	Hypothetical example	1,000.00	1,022.20	2.61	0.52%
Class R3	Actual expenses/actual returns	1,000.00	999.70	3.27	0.66%
	Hypothetical example	1,000.00	1,021.50	3.31	0.66%
Class R4	Actual expenses/actual returns	1,000.00	1,002.90	1.29	0.26%
	Hypothetical example	1,000.00	1,023.50	1.30	0.26%
Class R5	Actual expenses/actual returns	1,000.00	1,004.20	0.35	0.07%
	Hypothetical example	1,000.00	1,024.40	0.35	0.07%
Class R6	Actual expenses/actual returns	1,000.00	1,003.60	0.00	0.00%
	Hypothetical example	1,000.00	1,024.80	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	1,003.10	0.25	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
[2]	Ratios do not include expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the portfolios.
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	21

Portfolios' investments
Subadvisors of Affiliated Underlying Funds
Aberdeen Standard Investments, Inc.	(Aberdeen)
Allianz Global Investors	(Allianz)
Barrow, Hanley, Mewhinney & Strauss, LLC	(Barrow Hanley)
BCSF Advisors, LP (Bain Capital Credit)	(Bain Capital)
Boston Partners Global Investors, Inc.	(Boston Partners)
Deutsche Investment Management Americas, Inc.	(Deutsche)
Dimensional Fund Advisors LP	(DFA)
Epoch Investment Partners, Inc.	(Epoch)
First Quadrant, L.P.	(First Quadrant)
Franklin Templeton Investments Corp.	(Franklin Templeton)
Invesco Advisers, Inc.	(Invesco)
Jennison Associates LLC	(Jennison)
John Hancock Asset Management	(JHAM)
Pacific Investment Management Company LLC	(PIMCO)
Redwood Investment Management, LLC	(Redwood)
Stone Harbor Investment Partners LP	(Stone Harbor)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Templeton Investment Counsel, LLC	(Templeton)
Wellington Management Company LLP	(Wellington)
Wells Capital Management, Incorporated	(Wells Capital)
Western Asset Management Company	(WAMCO)
MULTIMANAGER 2060 LIFETIME PORTFOLIO

As of 2-28-19 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 99.1%
Equity - 87.9%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	57,330	$2,242,762
Capital Appreciation, Class NAV, JHF II (Jennison)	97,035	1,462,319
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	270,342	2,962,951
Disciplined Value, Class NAV, JHF III (Boston Partners)	75,051	1,483,000
Disciplined Value International, Class NAV, JHIT (Boston Partners)	116,186	1,401,204
Emerging Markets, Class NAV, JHF II (DFA)	185,315	1,982,869
Emerging Markets Equity, Class NAV, JHIT (JHAM) (B)(C)	249,186	2,576,586
Equity Income, Class NAV, JHF II (T. Rowe Price)	122,888	2,203,388
Financial Industries, Class NAV, JHIT II (JHAM) (B)(C)	53,101	964,843
Fundamental Global Franchise, Class NAV, JHF II (JHAM) (B)(C)	62,533	680,979
Fundamental Large Cap Core, Class NAV, JHIT (JHAM) (B)(C)	27,014	1,207,784
Global Equity, Class NAV, JHF II (JHAM) (B)(C)	111,010	1,216,666
Global Shareholder Yield, Class NAV, JHF III (Epoch)	57,315	628,749
International Growth, Class NAV, JHF III (Wellington)	57,950	1,503,801
International Growth Stock, Class NAV, JHF II (Invesco)	48,774	631,136
International Small Cap, Class NAV, JHF II (Franklin Templeton)	53,075	925,633
International Small Company, Class NAV, JHF II (DFA)	187,521	1,940,838
International Value, Class NAV, JHF II (Templeton)	22,265	342,216
Mid Cap Stock, Class NAV, JHF II (Wellington)	112,824	2,415,567
Mid Value, Class NAV, JHF II (T. Rowe Price)	190,978	2,797,835
Small Cap Growth, Class NAV, JHF II (Redwood)	45,458	764,601
Small Cap Stock, Class NAV, JHF II (Wellington)	39,859	350,362
Small Cap Value, Class NAV, JHF II (Wellington)	53,058	1,069,645
Small Company Value, Class NAV, JHF II (T. Rowe Price)	14,897	376,451
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	2,184,773	23,857,723
Value Equity, Class NAV, JHIT (Barrow Hanley)	64,208	724,265
Fixed income - 4.9%
Asia Pacific Total Return Bond, Class NAV, JHF II (JHAM) (B)(C)	9,400	89,955
Bond, Class NAV, JHSB (JHAM) (B)(C)	49,514	763,995
Core Bond, Class NAV, JHF II (Wells Capital)	27,331	345,467
Emerging Markets Debt, Class NAV, JHF II (JHAM) (B)(C)	41,251	376,619
22	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER 2060 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Floating Rate Income, Class NAV, JHF II (Bain Capital)	21,852	$182,031
Global Bond, Class NAV, JHF II (PIMCO)	1,704	21,467
Global Short Duration Credit, Class NAV, JHBT (JHAM) (B)(C)	8,455	74,234
High Yield, Class NAV, JHBT (JHAM) (B)(C)	20,733	70,077
High Yield, Class NAV, JHF II (WAMCO)	3,722	29,292
Real Return Bond, Class NAV, JHF II (PIMCO)	25,232	267,707
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	17,690	166,992
Short Term Government Income, Class NAV, JHF II (JHAM) (B)(C)	10,999	102,616
Spectrum Income, Class NAV, JHF II (T. Rowe Price)	10,598	109,792
Strategic Income Opportunities, Class NAV, JHF II (JHAM) (B)(C)	45,046	462,171
Total Return, Class NAV, JHF II (PIMCO)	13,906	182,863
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	4,636	51,180
Alternative and specialty - 6.3%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	42,061	389,068
Diversified Real Assets, Class NAV, JHIT (Deutsche/JHAM/Wellington) (B)(D)	226,323	2,220,225
Global Absolute Return Strategies, Class NAV, JHF II (Aberdeen) (E)	8,942	91,562
Health Sciences, Class NAV, JHF II (T. Rowe Price)	172,084	796,749
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	189,032	682,407

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $70,574,062)		$66,190,642
UNAFFILIATED INVESTMENT COMPANIES - 0.6%
Equity - 0.6%
Fidelity Emerging Markets Index Fund	37,524	389,497
Fidelity Small Cap Index Fund	1,852	37,364

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $431,364)		$426,861
SHORT-TERM INVESTMENTS - 0.3%
U.S. Government - 0.2%
U.S. Treasury Bill, 2.347%, 04/25/2019 *	118,000	117,571
U.S. Treasury Bill, 2.371%, 03/14/2019 *	8,000	7,993
Money market funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3457% (F)	51,735	51,735

TOTAL SHORT-TERM INVESTMENTS (Cost $177,305)		$177,299
Total investments (Cost $71,182,731) - 100.0%		$66,794,802
Other assets and liabilities, net - 0.0%		22,285
TOTAL NET ASSETS - 100.0%		$66,817,087
MULTIMANAGER 2055 LIFETIME PORTFOLIO

As of 2-28-19 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 99.1%
Equity - 87.8%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	164,591	$6,438,783
Capital Appreciation, Class NAV, JHF II (Jennison)	278,580	4,198,197
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	776,149	8,506,598
Disciplined Value, Class NAV, JHF III (Boston Partners)	215,464	4,257,570
Disciplined Value International, Class NAV, JHIT (Boston Partners)	331,213	3,994,428
Emerging Markets, Class NAV, JHF II (DFA)	272,668	2,917,544
Emerging Markets Equity, Class NAV, JHIT (JHAM) (B)(C)	784,054	8,107,117
Equity Income, Class NAV, JHF II (T. Rowe Price)	352,802	6,325,745
Financial Industries, Class NAV, JHIT II (JHAM) (B)(C)	165,160	3,000,966
Fundamental Global Franchise, Class NAV, JHF II (JHAM) (B)(C)	178,923	1,948,476
Fundamental Large Cap Core, Class NAV, JHIT (JHAM) (B)(C)	77,554	3,467,447
Global Equity, Class NAV, JHF II (JHAM) (B)(C)	318,700	3,492,947
Global Shareholder Yield, Class NAV, JHF III (Epoch)	178,269	1,955,607
International Growth, Class NAV, JHF III (Wellington)	165,036	4,282,678
International Growth Stock, Class NAV, JHF II (Invesco)	195,564	2,530,601
International Small Cap, Class NAV, JHF II (Franklin Templeton)	145,262	2,533,368
International Small Company, Class NAV, JHF II (DFA)	410,346	4,247,081
International Value, Class NAV, JHF II (Templeton)	59,999	922,187
Mid Cap Stock, Class NAV, JHF II (Wellington)	325,824	6,975,885
Mid Value, Class NAV, JHF II (T. Rowe Price)	548,283	8,032,351
Small Cap Growth, Class NAV, JHF II (Redwood)	130,506	2,195,105
Small Cap Stock, Class NAV, JHF II (Wellington)	125,052	1,099,211
Small Cap Value, Class NAV, JHF II (Wellington)	152,325	3,070,863
Small Company Value, Class NAV, JHF II (T. Rowe Price)	41,321	1,044,181
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	6,272,302	68,493,542
Value Equity, Class NAV, JHIT (Barrow Hanley)	199,408	2,249,325
Fixed income - 4.8%
Asia Pacific Total Return Bond, Class NAV, JHF II (JHAM) (B)(C)	26,257	251,282
Bond, Class NAV, JHSB (JHAM) (B)(C)	138,259	2,133,334
Core Bond, Class NAV, JHF II (Wells Capital)	77,482	979,367
Emerging Markets Debt, Class NAV, JHF II (JHAM) (B)(C)	116,735	1,065,794
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	23

MULTIMANAGER 2055 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Floating Rate Income, Class NAV, JHF II (Bain Capital)	63,742	$530,967
Global Bond, Class NAV, JHF II (PIMCO)	4,864	61,290
Global Short Duration Credit, Class NAV, JHBT (JHAM) (B)(C)	23,588	207,101
High Yield, Class NAV, JHBT (JHAM) (B)(C)	57,829	195,464
High Yield, Class NAV, JHF II (WAMCO)	10,734	84,473
Real Return Bond, Class NAV, JHF II (PIMCO)	70,549	748,521
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	49,414	466,470
Short Term Government Income, Class NAV, JHF II (JHAM) (B)(C)	14,142	131,940
Spectrum Income, Class NAV, JHF II (T. Rowe Price)	29,316	303,712
Strategic Income Opportunities, Class NAV, JHF II (JHAM) (B)(C)	125,956	1,292,308
Total Return, Class NAV, JHF II (PIMCO)	39,705	522,117
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	12,935	142,801
Alternative and specialty - 6.5%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	156,152	1,444,404
Diversified Real Assets, Class NAV, JHIT (Deutsche/JHAM/Wellington) (B)(D)	649,753	6,374,081
Global Absolute Return Strategies, Class NAV, JHF II (Aberdeen) (E)	33,442	342,444
Health Sciences, Class NAV, JHF II (T. Rowe Price)	494,039	2,287,400
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	544,650	1,966,187

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $195,721,460)		$187,819,260
UNAFFILIATED INVESTMENT COMPANIES - 0.7%
Equity - 0.7%
Fidelity Emerging Markets Index Fund	106,421	1,104,647
Fidelity Small Cap Index Fund	5,295	106,802

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $1,224,220)		$1,211,449
SHORT-TERM INVESTMENTS - 0.2%
U.S. Government - 0.2%
U.S. Treasury Bill, 2.347%, 04/25/2019 *	343,000	341,753
U.S. Treasury Bill, 2.371%, 03/14/2019 *	34,000	33,971
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3457% (F)	39,305	39,305

TOTAL SHORT-TERM INVESTMENTS (Cost $415,046)		$415,029
Total investments (Cost $197,360,726) - 100.0%		$189,445,738
Other assets and liabilities, net - 0.0%		26,143
TOTAL NET ASSETS - 100.0%		$189,471,881
MULTIMANAGER 2050 LIFETIME PORTFOLIO

As of 2-28-19 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 99.1%
Equity - 87.7%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	342,845	$13,412,083
Capital Appreciation, Class NAV, JHF II (Jennison)	585,538	8,824,062
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,618,086	17,734,225
Disciplined Value, Class NAV, JHF III (Boston Partners)	447,700	8,846,552
Disciplined Value International, Class NAV, JHIT (Boston Partners)	697,060	8,406,544
Emerging Markets, Class NAV, JHF II (DFA)	570,226	6,101,414
Emerging Markets Equity, Class NAV, JHIT (JHAM) (B)(C)	1,624,462	16,796,935
Equity Income, Class NAV, JHF II (T. Rowe Price)	733,173	13,145,800
Financial Industries, Class NAV, JHIT II (JHAM) (B)(C)	351,973	6,395,342
Fundamental Global Franchise, Class NAV, JHF II (JHAM) (B)(C)	373,480	4,067,197
Fundamental Large Cap Core, Class NAV, JHIT (JHAM) (B)(C)	161,196	7,207,086
Global Equity, Class NAV, JHF II (JHAM) (B)(C)	665,134	7,289,863
Global Shareholder Yield, Class NAV, JHF III (Epoch)	383,129	4,202,924
International Growth, Class NAV, JHF III (Wellington)	344,148	8,930,640
International Growth Stock, Class NAV, JHF II (Invesco)	427,229	5,528,346
International Small Cap, Class NAV, JHF II (Franklin Templeton)	299,612	5,225,233
International Small Company, Class NAV, JHF II (DFA)	820,393	8,491,065
International Value, Class NAV, JHF II (Templeton)	121,357	1,865,256
Mid Cap Stock, Class NAV, JHF II (Wellington)	682,492	14,612,152
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,139,884	16,699,297
Small Cap Growth, Class NAV, JHF II (Redwood)	271,339	4,563,921
Small Cap Stock, Class NAV, JHF II (Wellington)	262,624	2,308,467
Small Cap Value, Class NAV, JHF II (Wellington)	316,696	6,384,583
Small Company Value, Class NAV, JHF II (T. Rowe Price)	86,435	2,184,211
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	13,038,280	142,378,021
Value Equity, Class NAV, JHIT (Barrow Hanley)	424,229	4,785,307
Fixed income - 4.8%
Asia Pacific Total Return Bond, Class NAV, JHF II (JHAM) (B)(C)	54,940	525,780
Bond, Class NAV, JHSB (JHAM) (B)(C)	289,440	4,466,058
Core Bond, Class NAV, JHF II (Wells Capital)	162,933	2,059,469
Emerging Markets Debt, Class NAV, JHF II (JHAM) (B)(C)	242,559	2,214,567
24	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER 2050 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Floating Rate Income, Class NAV, JHF II (Bain Capital)	131,242	$1,093,247
Global Bond, Class NAV, JHF II (PIMCO)	10,148	127,867
Global Short Duration Credit, Class NAV, JHBT (JHAM) (B)(C)	49,414	433,859
High Yield, Class NAV, JHBT (JHAM) (B)(C)	121,150	409,485
High Yield, Class NAV, JHF II (WAMCO)	22,811	179,524
Real Return Bond, Class NAV, JHF II (PIMCO)	147,492	1,564,885
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	103,514	977,171
Short Term Government Income, Class NAV, JHF II (JHAM) (B)(C)	37,786	352,542
Spectrum Income, Class NAV, JHF II (T. Rowe Price)	63,159	654,330
Strategic Income Opportunities, Class NAV, JHF II (JHAM) (B)(C)	263,595	2,704,486
Total Return, Class NAV, JHF II (PIMCO)	82,846	1,089,426
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	27,093	299,107
Alternative and specialty - 6.6%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	331,891	3,069,991
Diversified Real Assets, Class NAV, JHIT (Deutsche/JHAM/Wellington) (B)(D)	1,352,623	13,269,235
Global Absolute Return Strategies, Class NAV, JHF II (Aberdeen) (E)	79,530	814,390
Health Sciences, Class NAV, JHF II (T. Rowe Price)	1,032,085	4,778,554
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	1,156,163	4,173,749

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $392,888,885)		$391,644,248
UNAFFILIATED INVESTMENT COMPANIES - 0.7%
Equity - 0.7%
Fidelity Emerging Markets Index Fund	222,583	2,310,415
Fidelity Small Cap Index Fund	11,289	227,694

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $2,564,829)		$2,538,109
SHORT-TERM INVESTMENTS - 0.2%
U.S. Government - 0.2%
U.S. Treasury Bill, 2.347%, 04/25/2019 *	721,000	718,378
U.S. Treasury Bill, 2.371%, 03/14/2019 *	79,000	78,933
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3457% (F)	85,174	85,174

TOTAL SHORT-TERM INVESTMENTS (Cost $882,521)		$882,485
Total investments (Cost $396,336,235) - 100.0%		$395,064,842
Other assets and liabilities, net - 0.0%		36,396
TOTAL NET ASSETS - 100.0%		$395,101,238
MULTIMANAGER 2045 LIFETIME PORTFOLIO

As of 2-28-19 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 99.2%
Equity - 87.6%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	646,011	$25,271,949
Capital Appreciation, Class NAV, JHF II (Jennison)	1,101,943	16,606,276
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	3,045,080	33,374,080
Disciplined Value, Class NAV, JHF III (Boston Partners)	837,870	16,556,320
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,316,136	15,872,595
Emerging Markets, Class NAV, JHF II (DFA)	1,075,027	11,502,785
Emerging Markets Equity, Class NAV, JHIT (JHAM) (B)(C)	3,032,260	31,353,568
Equity Income, Class NAV, JHF II (T. Rowe Price)	1,377,440	24,697,506
Financial Industries, Class NAV, JHIT II (JHAM) (B)(C)	669,674	12,167,976
Fundamental Global Franchise, Class NAV, JHF II (JHAM) (B)(C)	708,257	7,712,916
Fundamental Large Cap Core, Class NAV, JHIT (JHAM) (B)(C)	302,758	13,536,329
Global Equity, Class NAV, JHF II (JHAM) (B)(C)	1,243,830	13,632,382
Global Shareholder Yield, Class NAV, JHF III (Epoch)	731,377	8,023,207
International Growth, Class NAV, JHF III (Wellington)	648,419	16,826,462
International Growth Stock, Class NAV, JHF II (Invesco)	806,883	10,441,067
International Small Cap, Class NAV, JHF II (Franklin Templeton)	564,016	9,836,432
International Small Company, Class NAV, JHF II (DFA)	1,565,351	16,201,387
International Value, Class NAV, JHF II (Templeton)	219,772	3,377,903
Mid Cap Stock, Class NAV, JHF II (Wellington)	1,274,083	27,278,123
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,133,247	31,252,071
Small Cap Growth, Class NAV, JHF II (Redwood)	507,788	8,540,994
Small Cap Stock, Class NAV, JHF II (Wellington)	488,657	4,295,296
Small Cap Value, Class NAV, JHF II (Wellington)	592,669	11,948,211
Small Company Value, Class NAV, JHF II (T. Rowe Price)	162,749	4,112,671
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	24,483,050	267,354,911
Value Equity, Class NAV, JHIT (Barrow Hanley)	811,493	9,153,644
Fixed income - 5.0%
Asia Pacific Total Return Bond, Class NAV, JHF II (JHAM) (B)(C)	103,139	987,044
Bond, Class NAV, JHSB (JHAM) (B)(C)	543,715	8,389,525
Core Bond, Class NAV, JHF II (Wells Capital)	306,668	3,876,278
Emerging Markets Debt, Class NAV, JHF II (JHAM) (B)(C)	454,969	4,153,861
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	25

MULTIMANAGER 2045 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Floating Rate Income, Class NAV, JHF II (Bain Capital)	243,169	$2,025,595
Global Bond, Class NAV, JHF II (PIMCO)	19,074	240,330
Global Short Duration Credit, Class NAV, JHBT (JHAM) (B)(C)	92,677	813,705
High Yield, Class NAV, JHBT (JHAM) (B)(C)	227,204	767,948
High Yield, Class NAV, JHF II (WAMCO)	43,190	339,909
Real Return Bond, Class NAV, JHF II (PIMCO)	277,104	2,940,070
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	194,326	1,834,437
Short Term Government Income, Class NAV, JHF II (JHAM) (B)(C)	159,514	1,488,269
Spectrum Income, Class NAV, JHF II (T. Rowe Price)	120,082	1,244,050
Strategic Income Opportunities, Class NAV, JHF II (JHAM) (B)(C)	494,619	5,074,788
Total Return, Class NAV, JHF II (PIMCO)	155,727	2,047,812
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	50,862	561,512
Alternative and specialty - 6.6%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	630,407	5,831,267
Diversified Real Assets, Class NAV, JHIT (Deutsche/JHAM/Wellington) (B)(D)	2,532,755	24,846,326
Global Absolute Return Strategies, Class NAV, JHF II (Aberdeen) (E)	153,145	1,568,201
Health Sciences, Class NAV, JHF II (T. Rowe Price)	1,947,119	9,015,160
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	2,143,689	7,738,719

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $656,632,455)		$736,711,867
UNAFFILIATED INVESTMENT COMPANIES - 0.6%
Equity - 0.6%
Fidelity Emerging Markets Index Fund	408,378	4,238,968
Fidelity Small Cap Index Fund	21,109	425,772

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $4,713,783)		$4,664,740
SHORT-TERM INVESTMENTS - 0.2%
U.S. Government - 0.2%
U.S. Treasury Bill, 2.347%, 04/25/2019 *	1,368,000	1,363,026
U.S. Treasury Bill, 2.371%, 03/14/2019 *	158,000	157,866
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3457% (F)	267,223	267,223

TOTAL SHORT-TERM INVESTMENTS (Cost $1,788,183)		$1,788,115
Total investments (Cost $663,134,421) - 100.0%		$743,164,722
Other assets and liabilities, net - 0.0%		29,791
TOTAL NET ASSETS - 100.0%		$743,194,513
MULTIMANAGER 2040 LIFETIME PORTFOLIO

As of 2-28-19 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 99.0%
Equity - 85.8%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	712,856	$27,886,929
Capital Appreciation, Class NAV, JHF II (Jennison)	1,235,351	18,616,744
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	3,322,780	36,417,674
Disciplined Value, Class NAV, JHF III (Boston Partners)	915,218	18,084,717
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,449,183	17,477,151
Emerging Markets, Class NAV, JHF II (DFA)	1,180,998	12,636,681
Emerging Markets Equity, Class NAV, JHIT (JHAM) (B)(C)	3,402,177	35,178,506
Equity Income, Class NAV, JHF II (T. Rowe Price)	1,528,072	27,398,338
Financial Industries, Class NAV, JHIT II (JHAM) (B)(C)	740,054	13,446,778
Fundamental Global Franchise, Class NAV, JHF II (JHAM) (B)(C)	777,808	8,470,328
Fundamental Large Cap Core, Class NAV, JHIT (JHAM) (B)(C)	338,262	15,123,706
Global Equity, Class NAV, JHF II (JHAM) (B)(C)	1,377,492	15,097,309
Global Shareholder Yield, Class NAV, JHF III (Epoch)	803,066	8,809,637
International Growth, Class NAV, JHF III (Wellington)	712,284	18,483,776
International Growth Stock, Class NAV, JHF II (Invesco)	880,277	11,390,785
International Small Cap, Class NAV, JHF II (Franklin Templeton)	616,009	10,743,203
International Small Company, Class NAV, JHF II (DFA)	1,702,131	17,617,054
International Value, Class NAV, JHF II (Templeton)	240,880	3,702,319
Mid Cap Stock, Class NAV, JHF II (Wellington)	1,400,373	29,981,986
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,312,464	33,877,592
Small Cap Growth, Class NAV, JHF II (Redwood)	549,254	9,238,452
Small Cap Stock, Class NAV, JHF II (Wellington)	540,448	4,750,537
Small Cap Value, Class NAV, JHF II (Wellington)	645,580	13,014,885
Small Company Value, Class NAV, JHF II (T. Rowe Price)	178,850	4,519,544
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	26,099,365	285,005,065
Value Equity, Class NAV, JHIT (Barrow Hanley)	889,160	10,029,729
Fixed income - 6.8%
Asia Pacific Total Return Bond, Class NAV, JHF II (JHAM) (B)(C)	140,988	1,349,259
Bond, Class NAV, JHSB (JHAM) (B)(C)	739,446	11,409,648
Core Bond, Class NAV, JHF II (Wells Capital)	473,616	5,986,506
Emerging Markets Debt, Class NAV, JHF II (JHAM) (B)(C)	693,562	6,332,218
26	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER 2040 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Floating Rate Income, Class NAV, JHF II (Bain Capital)	354,244	$2,950,849
Global Bond, Class NAV, JHF II (PIMCO)	27,705	349,080
Global Short Duration Credit, Class NAV, JHBT (JHAM) (B)(C)	126,496	1,110,636
High Yield, Class NAV, JHBT (JHAM) (B)(C)	310,887	1,050,799
High Yield, Class NAV, JHF II (WAMCO)	60,437	475,637
Real Return Bond, Class NAV, JHF II (PIMCO)	378,452	4,015,372
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	312,578	2,950,739
Short Term Government Income, Class NAV, JHF II (JHAM) (B)(C)	354,148	3,304,198
Spectrum Income, Class NAV, JHF II (T. Rowe Price)	167,248	1,732,692
Strategic Income Opportunities, Class NAV, JHF II (JHAM) (B)(C)	802,585	8,234,525
Total Return, Class NAV, JHF II (PIMCO)	281,681	3,704,105
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	69,534	767,659
Alternative and specialty - 6.4%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	701,985	6,493,359
Diversified Real Assets, Class NAV, JHIT (Deutsche/JHAM/Wellington) (B)(D)	2,802,754	27,495,014
Global Absolute Return Strategies, Class NAV, JHF II (Aberdeen) (E)	97,309	996,449
Health Sciences, Class NAV, JHF II (T. Rowe Price)	2,083,866	9,648,301
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	2,316,032	8,360,877

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $734,218,454)		$815,717,347
UNAFFILIATED INVESTMENT COMPANIES - 0.5%
Equity - 0.5%
Fidelity Emerging Markets Index Fund	407,392	4,228,733
Fidelity Small Cap Index Fund	21,564	434,956

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $4,712,611)		$4,663,689
SHORT-TERM INVESTMENTS - 0.5%
U.S. Government - 0.4%
U.S. Treasury Bill, 2.347%, 04/25/2019 *	1,354,000	1,349,077
U.S. Treasury Bill, 2.361%, 05/09/2019 *	1,420,000	1,413,488
U.S. Treasury Bill, 2.371%, 03/14/2019 *	200,000	199,830
U.S. Treasury Bill, 2.390%, 05/30/2019 *	559,000	555,660
Money market funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3457% (F)	291,841	291,841

TOTAL SHORT-TERM INVESTMENTS (Cost $3,810,049)		$3,809,896
Total investments (Cost $742,741,114) - 100.0%		$824,190,932
Other assets and liabilities, net - 0.0%		32,763
TOTAL NET ASSETS - 100.0%		$824,223,695
MULTIMANAGER 2035 LIFETIME PORTFOLIO

As of 2-28-19 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 98.7%
Equity - 79.0%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	832,622	$32,572,171
Capital Appreciation, Class NAV, JHF II (Jennison)	1,424,848	21,472,466
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	3,958,502	43,385,181
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,054,880	20,844,428
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,581,591	19,073,985
Emerging Markets, Class NAV, JHF II (DFA)	1,284,577	13,744,973
Emerging Markets Equity, Class NAV, JHIT (JHAM) (B)(C)	3,750,407	38,779,207
Equity Income, Class NAV, JHF II (T. Rowe Price)	1,730,792	31,033,101
Financial Industries, Class NAV, JHIT II (JHAM) (B)(C)	880,609	16,000,672
Fundamental Global Franchise, Class NAV, JHF II (JHAM) (B)(C)	948,626	10,330,532
Fundamental Large Cap Core, Class NAV, JHIT (JHAM) (B)(C)	407,697	18,228,155
Global Equity, Class NAV, JHF II (JHAM) (B)(C)	1,634,880	17,918,280
Global Shareholder Yield, Class NAV, JHF III (Epoch)	971,358	10,655,802
International Growth, Class NAV, JHF III (Wellington)	813,179	21,101,999
International Growth Stock, Class NAV, JHF II (Invesco)	991,114	12,825,021
International Small Cap, Class NAV, JHF II (Franklin Templeton)	697,107	12,157,548
International Small Company, Class NAV, JHF II (DFA)	1,909,502	19,763,343
International Value, Class NAV, JHF II (Templeton)	267,315	4,108,637
Mid Cap Stock, Class NAV, JHF II (Wellington)	1,586,001	33,956,291
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,648,834	38,805,421
Small Cap Growth, Class NAV, JHF II (Redwood)	584,674	9,834,209
Small Cap Stock, Class NAV, JHF II (Wellington)	569,111	5,002,483
Small Cap Value, Class NAV, JHF II (Wellington)	700,180	14,115,620
Small Company Value, Class NAV, JHF II (T. Rowe Price)	200,148	5,057,731
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	29,825,395	325,693,308
Value Equity, Class NAV, JHIT (Barrow Hanley)	1,041,361	11,746,554
Fixed income - 13.6%
Asia Pacific Total Return Bond, Class NAV, JHF II (JHAM) (B)(C)	426,950	4,085,916
Bond, Class NAV, JHSB (JHAM) (B)(C)	1,587,290	24,491,885
Core Bond, Class NAV, JHF II (Wells Capital)	982,725	12,421,649
Emerging Markets Debt, Class NAV, JHF II (JHAM) (B)(C)	1,777,566	16,229,176
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	27

MULTIMANAGER 2035 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Floating Rate Income, Class NAV, JHF II (Bain Capital)	1,003,388	$8,358,222
Global Bond, Class NAV, JHF II (PIMCO)	93,706	1,180,696
Global Short Duration Credit, Class NAV, JHBT (JHAM) (B)(C)	382,085	3,354,707
High Yield, Class NAV, JHBT (JHAM) (B)(C)	973,039	3,288,870
High Yield, Class NAV, JHF II (WAMCO)	194,814	1,533,182
Real Return Bond, Class NAV, JHF II (PIMCO)	1,080,633	11,465,517
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	837,357	7,904,649
Short Term Government Income, Class NAV, JHF II (JHAM) (B)(C)	640,760	5,978,290
Spectrum Income, Class NAV, JHF II (T. Rowe Price)	506,809	5,250,542
Strategic Income Opportunities, Class NAV, JHF II (JHAM) (B)(C)	2,117,284	21,723,335
Total Return, Class NAV, JHF II (PIMCO)	721,971	9,493,924
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	217,111	2,396,903
Alternative and specialty - 6.1%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	1,073,433	9,929,251
Diversified Real Assets, Class NAV, JHIT (Deutsche/JHAM/Wellington) (B)(D)	3,229,547	31,681,859
Global Absolute Return Strategies, Class NAV, JHF II (Aberdeen) (E)	154,760	1,584,740
Health Sciences, Class NAV, JHF II (T. Rowe Price)	2,242,819	10,384,254
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	2,415,767	8,720,919

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $910,522,005)		$1,009,665,604
UNAFFILIATED INVESTMENT COMPANIES - 0.5%
Equity - 0.5%
Fidelity Emerging Markets Index Fund	410,720	4,263,279
Fidelity Small Cap Index Fund	38,047	767,411

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $5,080,085)		$5,030,690
SHORT-TERM INVESTMENTS - 0.8%
U.S. Government - 0.8%
U.S. Treasury Bill, 2.347%, 04/25/2019 *	1,978,000	1,970,808
U.S. Treasury Bill, 2.361%, 05/09/2019 *	4,018,000	3,999,575
U.S. Treasury Bill, 2.371%, 03/14/2019 *	538,000	537,543
U.S. Treasury Bill, 2.390%, 05/30/2019 *	1,547,000	1,537,757
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3457% (F)	343,729	343,729

TOTAL SHORT-TERM INVESTMENTS (Cost $8,389,750)		$8,389,412
Total investments (Cost $923,991,840) - 100.0%		$1,023,085,706
Other assets and liabilities, net - 0.0%		25,858
TOTAL NET ASSETS - 100.0%		$1,023,111,564
MULTIMANAGER 2030 LIFETIME PORTFOLIO

As of 2-28-19 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 98.3%
Equity - 70.5%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	921,379	$36,044,342
Capital Appreciation, Class NAV, JHF II (Jennison)	1,543,535	23,261,074
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	4,747,123	52,028,471
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,131,185	22,352,220
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,771,206	21,360,747
Emerging Markets, Class NAV, JHF II (DFA)	1,262,607	13,509,892
Emerging Markets Equity, Class NAV, JHIT (JHAM) (B)(C)	3,606,599	37,292,235
Equity Income, Class NAV, JHF II (T. Rowe Price)	1,841,381	33,015,962
Financial Industries, Class NAV, JHIT II (JHAM) (B)(C)	943,337	17,140,426
Fundamental Global Franchise, Class NAV, JHF II (JHAM) (B)(C)	1,274,652	13,880,965
Fundamental Large Cap Core, Class NAV, JHIT (JHAM) (B)(C)	444,276	19,863,563
Global Equity, Class NAV, JHF II (JHAM) (B)(C)	1,930,905	21,162,719
Global Shareholder Yield, Class NAV, JHF III (Epoch)	1,072,676	11,767,257
International Growth, Class NAV, JHF III (Wellington)	855,357	22,196,511
International Growth Stock, Class NAV, JHF II (Invesco)	1,106,245	14,314,817
International Small Cap, Class NAV, JHF II (Franklin Templeton)	713,902	12,450,447
International Small Company, Class NAV, JHF II (DFA)	1,943,072	20,110,790
International Value, Class NAV, JHF II (Templeton)	279,924	4,302,431
Mid Cap Stock, Class NAV, JHF II (Wellington)	1,602,381	34,306,976
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,572,928	37,693,390
Small Cap Growth, Class NAV, JHF II (Redwood)	536,046	9,016,297
Small Cap Stock, Class NAV, JHF II (Wellington)	508,855	4,472,832
Small Cap Value, Class NAV, JHF II (Wellington)	632,376	12,748,702
Small Company Value, Class NAV, JHF II (T. Rowe Price)	170,794	4,315,968
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	31,634,964	345,453,811
Value Equity, Class NAV, JHIT (Barrow Hanley)	1,095,390	12,355,997
Fixed income - 21.8%
Asia Pacific Total Return Bond, Class NAV, JHF II (JHAM) (B)(C)	859,528	8,225,683
Bond, Class NAV, JHSB (JHAM) (B)(C)	3,089,702	47,674,099
Core Bond, Class NAV, JHF II (Wells Capital)	2,222,757	28,095,643
Emerging Markets Debt, Class NAV, JHF II (JHAM) (B)(C)	3,089,450	28,206,675
28	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER 2030 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Floating Rate Income, Class NAV, JHF II (Bain Capital)	1,449,976	$12,078,301
Global Bond, Class NAV, JHF II (PIMCO)	185,690	2,339,690
Global Short Duration Credit, Class NAV, JHBT (JHAM) (B)(C)	768,378	6,746,357
High Yield, Class NAV, JHBT (JHAM) (B)(C)	1,912,639	6,464,720
High Yield, Class NAV, JHF II (WAMCO)	392,434	3,088,458
Real Return Bond, Class NAV, JHF II (PIMCO)	2,289,560	24,292,234
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	1,659,663	15,667,216
Short Term Government Income, Class NAV, JHF II (JHAM) (B)(C)	628,822	5,866,908
Spectrum Income, Class NAV, JHF II (T. Rowe Price)	969,195	10,040,865
Strategic Income Opportunities, Class NAV, JHF II (JHAM) (B)(C)	4,215,722	43,253,303
Total Return, Class NAV, JHF II (PIMCO)	1,425,503	18,745,364
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	428,003	4,725,156
Alternative and specialty - 6.0%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	1,529,512	14,147,986
Diversified Real Assets, Class NAV, JHIT (Deutsche/JHAM/Wellington) (B)(D)	3,556,136	34,885,691
Global Absolute Return Strategies, Class NAV, JHF II (Aberdeen) (E)	372,725	3,816,703
Health Sciences, Class NAV, JHF II (T. Rowe Price)	2,236,389	10,354,483
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	2,625,085	9,476,557

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,087,813,991)		$1,194,610,934
UNAFFILIATED INVESTMENT COMPANIES - 0.4%
Equity - 0.4%
Fidelity Emerging Markets Index Fund	429,679	4,460,066

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $4,511,853)		$4,460,066
SHORT-TERM INVESTMENTS - 1.8%
U.S. Government - 1.2%
U.S. Treasury Bill, 2.347%, 04/25/2019 *	915,000	911,673
U.S. Treasury Bill, 2.361%, 05/09/2019 *	4,919,000	4,896,443
U.S. Treasury Bill, 2.371%, 03/14/2019 *	1,165,000	1,164,011
U.S. Treasury Bill, 2.390%, 05/30/2019 *	8,569,000	8,517,800
Money market funds - 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3457% (F)	7,018,289	7,018,289

TOTAL SHORT-TERM INVESTMENTS (Cost $22,508,551)		$22,508,216
Total investments (Cost $1,114,834,395) - 100.5%		$1,221,579,216
Other assets and liabilities, net - (0.5%)		(6,562,691)
TOTAL NET ASSETS - 100.0%		$1,215,016,525
MULTIMANAGER 2025 LIFETIME PORTFOLIO

As of 2-28-19 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 97.9%
Equity - 58.8%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	776,424	$30,373,701
Capital Appreciation, Class NAV, JHF II (Jennison)	1,271,066	19,154,969
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	4,784,707	52,440,391
Disciplined Value, Class NAV, JHF III (Boston Partners)	984,724	19,458,144
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,433,770	17,291,265
Emerging Markets, Class NAV, JHF II (DFA)	955,176	10,220,386
Emerging Markets Equity, Class NAV, JHIT (JHAM) (B)(C)	2,660,763	27,512,291
Equity Income, Class NAV, JHF II (T. Rowe Price)	1,491,866	26,749,166
Financial Industries, Class NAV, JHIT II (JHAM) (B)(C)	870,648	15,819,683
Fundamental Global Franchise, Class NAV, JHF II (JHAM) (B)(C)	1,255,420	13,671,525
Fundamental Large Cap Core, Class NAV, JHIT (JHAM) (B)(C)	361,237	16,150,911
Global Equity, Class NAV, JHF II (JHAM) (B)(C)	1,929,930	21,152,033
Global Shareholder Yield, Class NAV, JHF III (Epoch)	885,484	9,713,754
International Growth, Class NAV, JHF III (Wellington)	668,718	17,353,225
International Growth Stock, Class NAV, JHF II (Invesco)	907,223	11,739,461
International Small Cap, Class NAV, JHF II (Franklin Templeton)	562,765	9,814,617
International Small Company, Class NAV, JHF II (DFA)	1,506,726	15,594,611
International Value, Class NAV, JHF II (Templeton)	202,495	3,112,343
Mid Cap Stock, Class NAV, JHF II (Wellington)	1,340,323	28,696,309
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,178,707	31,918,056
Small Cap Growth, Class NAV, JHF II (Redwood)	415,449	6,987,844
Small Cap Stock, Class NAV, JHF II (Wellington)	430,249	3,781,891
Small Cap Value, Class NAV, JHF II (Wellington)	521,297	10,509,340
Small Company Value, Class NAV, JHF II (T. Rowe Price)	147,914	3,737,796
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	27,766,087	303,205,670
Value Equity, Class NAV, JHIT (Barrow Hanley)	974,912	10,997,005
Fixed income - 33.8%
Asia Pacific Total Return Bond, Class NAV, JHF II (JHAM) (B)(C)	1,243,871	11,903,847
Bond, Class NAV, JHSB (JHAM) (B)(C)	4,951,185	76,396,788
Core Bond, Class NAV, JHF II (Wells Capital)	3,143,664	39,735,907
Emerging Markets Debt, Class NAV, JHF II (JHAM) (B)(C)	4,355,651	39,767,094
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	29

MULTIMANAGER 2025 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Floating Rate Income, Class NAV, JHF II (Bain Capital)	3,090,975	$25,747,819
Global Bond, Class NAV, JHF II (PIMCO)	268,613	3,384,530
Global Short Duration Credit, Class NAV, JHBT (JHAM) (B)(C)	1,220,030	10,711,861
High Yield, Class NAV, JHBT (JHAM) (B)(C)	3,034,855	10,257,808
High Yield, Class NAV, JHF II (WAMCO)	643,238	5,062,281
Real Return Bond, Class NAV, JHF II (PIMCO)	3,780,306	40,109,051
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	2,942,058	27,773,026
Short Term Government Income, Class NAV, JHF II (JHAM) (B)(C)	464,954	4,338,019
Spectrum Income, Class NAV, JHF II (T. Rowe Price)	1,450,587	15,028,079
Strategic Income Opportunities, Class NAV, JHF II (JHAM) (B)(C)	7,231,101	74,191,098
Total Return, Class NAV, JHF II (PIMCO)	2,413,157	31,733,008
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	678,955	7,495,662
Alternative and specialty - 5.3%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	1,718,037	15,891,839
Diversified Real Assets, Class NAV, JHIT (Deutsche/JHAM/Wellington) (B)(D)	3,189,200	31,286,050
Global Absolute Return Strategies, Class NAV, JHF II (Aberdeen) (E)	276,116	2,827,428
Health Sciences, Class NAV, JHF II (T. Rowe Price)	1,904,409	8,817,414
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	2,242,362	8,094,928

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,134,924,217)		$1,227,709,924
UNAFFILIATED INVESTMENT COMPANIES - 0.3%
Equity - 0.3%
Fidelity Emerging Markets Index Fund	383,664	3,982,430

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $4,028,793)		$3,982,430
SHORT-TERM INVESTMENTS - 2.3%
U.S. Government - 1.7%
U.S. Treasury Bill, 2.347%, 04/25/2019 *	1,498,000	1,492,553
U.S. Treasury Bill, 2.361%, 05/09/2019 *	8,320,000	8,281,848
U.S. Treasury Bill, 2.371%, 03/14/2019 *	1,725,000	1,723,535
U.S. Treasury Bill, 2.390%, 05/30/2019 *	9,972,000	9,912,417
Money market funds - 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3457% (F)	7,256,987	7,256,987

TOTAL SHORT-TERM INVESTMENTS (Cost $28,667,905)		$28,667,340
Total investments (Cost $1,167,620,915) - 100.5%		$1,260,359,694
Other assets and liabilities, net - (0.5%)		(6,785,670)
TOTAL NET ASSETS - 100.0%		$1,253,574,024
MULTIMANAGER 2020 LIFETIME PORTFOLIO

As of 2-28-19 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 97.7%
Equity - 48.1%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	433,047	$16,940,801
Capital Appreciation, Class NAV, JHF II (Jennison)	689,748	10,394,510
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	3,318,444	36,370,146
Disciplined Value, Class NAV, JHF III (Boston Partners)	538,283	10,636,463
Disciplined Value International, Class NAV, JHIT (Boston Partners)	714,814	8,620,655
Emerging Markets, Class NAV, JHF II (DFA)	447,655	4,789,909
Emerging Markets Equity, Class NAV, JHIT (JHAM) (B)(C)	1,196,977	12,376,746
Equity Income, Class NAV, JHF II (T. Rowe Price)	767,409	13,759,639
Financial Industries, Class NAV, JHIT II (JHAM) (B)(C)	462,365	8,401,165
Fundamental Global Franchise, Class NAV, JHF II (JHAM) (B)(C)	970,251	10,566,032
Fundamental Large Cap Core, Class NAV, JHIT (JHAM) (B)(C)	192,459	8,604,836
Global Equity, Class NAV, JHF II (JHAM) (B)(C)	1,330,963	14,587,356
Global Shareholder Yield, Class NAV, JHF III (Epoch)	680,886	7,469,322
International Growth, Class NAV, JHF III (Wellington)	340,596	8,838,469
International Growth Stock, Class NAV, JHF II (Invesco)	400,556	5,183,199
International Small Cap, Class NAV, JHF II (Franklin Templeton)	278,179	4,851,449
International Small Company, Class NAV, JHF II (DFA)	754,778	7,811,948
International Value, Class NAV, JHF II (Templeton)	128,996	1,982,664
Mid Cap Stock, Class NAV, JHF II (Wellington)	710,336	15,208,298
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,141,475	16,722,604
Small Cap Growth, Class NAV, JHF II (Redwood)	227,396	3,824,803
Small Cap Stock, Class NAV, JHF II (Wellington)	232,441	2,043,158
Small Cap Value, Class NAV, JHF II (Wellington)	280,331	5,651,467
Small Company Value, Class NAV, JHF II (T. Rowe Price)	77,135	1,949,199
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	15,384,880	168,002,885
Value Equity, Class NAV, JHIT (Barrow Hanley)	538,526	6,074,574
Fixed income - 44.5%
Asia Pacific Total Return Bond, Class NAV, JHF II (JHAM) (B)(C)	1,092,601	10,456,189
Bond, Class NAV, JHSB (JHAM) (B)(C)	4,793,961	73,970,816
Core Bond, Class NAV, JHF II (Wells Capital)	3,450,128	43,609,619
Emerging Markets Debt, Class NAV, JHF II (JHAM) (B)(C)	3,651,527	33,338,442
30	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER 2020 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Floating Rate Income, Class NAV, JHF II (Bain Capital)	2,697,873	$22,473,281
Global Bond, Class NAV, JHF II (PIMCO)	282,017	3,553,412
Global Short Duration Credit, Class NAV, JHBT (JHAM) (B)(C)	1,042,647	9,154,442
High Yield, Class NAV, JHBT (JHAM) (B)(C)	2,575,619	8,705,594
High Yield, Class NAV, JHF II (WAMCO)	560,195	4,408,733
Real Return Bond, Class NAV, JHF II (PIMCO)	3,334,569	35,379,775
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	2,391,065	22,571,654
Short Term Government Income, Class NAV, JHF II (JHAM) (B)(C)	501,842	4,682,190
Spectrum Income, Class NAV, JHF II (T. Rowe Price)	1,182,419	12,249,860
Strategic Income Opportunities, Class NAV, JHF II (JHAM) (B)(C)	5,888,979	60,420,926
Total Return, Class NAV, JHF II (PIMCO)	2,258,703	29,701,951
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	576,371	6,363,139
Alternative and specialty - 5.1%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	1,518,128	14,042,684
Diversified Real Assets, Class NAV, JHIT (Deutsche/JHAM/Wellington) (B)(D)	1,921,489	18,849,806
Global Absolute Return Strategies, Class NAV, JHF II (Aberdeen) (E)	222,810	2,281,578
Health Sciences, Class NAV, JHF II (T. Rowe Price)	810,167	3,751,071
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	1,205,144	4,350,571

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $779,108,740)		$835,978,030
UNAFFILIATED INVESTMENT COMPANIES - 0.3%
Equity - 0.3%
Fidelity Emerging Markets Index Fund	210,478	2,184,766

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $2,210,323)		$2,184,766
SHORT-TERM INVESTMENTS - 2.6%
U.S. Government - 2.0%
U.S. Treasury Bill, 2.347%, 04/25/2019 *	759,000	756,240
U.S. Treasury Bill, 2.361%, 05/09/2019 *	7,275,000	7,241,640
U.S. Treasury Bill, 2.371%, 03/14/2019 *	1,473,000	1,471,749
U.S. Treasury Bill, 2.390%, 05/30/2019 *	7,498,000	7,453,199
Money market funds - 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3457% (F)	5,185,916	5,185,916

TOTAL SHORT-TERM INVESTMENTS (Cost $22,109,211)		$22,108,744
Total investments (Cost $803,428,274) - 100.6%		$860,271,540
Other assets and liabilities, net - (0.6%)		(4,851,808)
TOTAL NET ASSETS - 100.0%		$855,419,732
MULTIMANAGER 2015 LIFETIME PORTFOLIO

As of 2-28-19 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 97.6%
Equity - 39.3%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	105,243	$4,117,107
Capital Appreciation, Class NAV, JHF II (Jennison)	176,013	2,652,523
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,211,711	13,280,350
Disciplined Value, Class NAV, JHF III (Boston Partners)	144,699	2,859,243
Disciplined Value International, Class NAV, JHIT (Boston Partners)	228,099	2,750,871
Emerging Markets, Class NAV, JHF II (DFA)	113,519	1,214,657
Emerging Markets Equity, Class NAV, JHIT (JHAM) (B)(C)	270,258	2,794,464
Equity Income, Class NAV, JHF II (T. Rowe Price)	205,656	3,687,410
Financial Industries, Class NAV, JHIT II (JHAM) (B)(C)	66,810	1,213,944
Fundamental Global Franchise, Class NAV, JHF II (JHAM) (B)(C)	376,214	4,096,968
Fundamental Large Cap Core, Class NAV, JHIT (JHAM) (B)(C)	50,683	2,266,038
Global Equity, Class NAV, JHF II (JHAM) (B)(C)	484,354	5,308,523
Global Shareholder Yield, Class NAV, JHF III (Epoch)	306,989	3,367,675
International Growth, Class NAV, JHF III (Wellington)	102,851	2,668,987
International Growth Stock, Class NAV, JHF II (Invesco)	122,797	1,588,990
International Small Cap, Class NAV, JHF II (Franklin Templeton)	78,957	1,377,003
International Small Company, Class NAV, JHF II (DFA)	218,152	2,257,876
International Value, Class NAV, JHF II (Templeton)	41,959	644,912
Mid Cap Stock, Class NAV, JHF II (Wellington)	201,185	4,307,380
Mid Value, Class NAV, JHF II (T. Rowe Price)	332,916	4,877,224
Small Cap Growth, Class NAV, JHF II (Redwood)	58,965	991,794
Small Cap Stock, Class NAV, JHF II (Wellington)	58,955	518,218
Small Cap Value, Class NAV, JHF II (Wellington)	77,200	1,556,361
Small Company Value, Class NAV, JHF II (T. Rowe Price)	21,486	542,963
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	4,786,951	52,273,510
Value Equity, Class NAV, JHIT (Barrow Hanley)	144,379	1,628,592
Fixed income - 53.7%
Asia Pacific Total Return Bond, Class NAV, JHF II (JHAM) (B)(C)	537,944	5,148,127
Bond, Class NAV, JHSB (JHAM) (B)(C)	2,157,138	33,284,638
Core Bond, Class NAV, JHF II (Wells Capital)	2,028,119	25,635,428
Emerging Markets Debt, Class NAV, JHF II (JHAM) (B)(C)	1,566,983	14,306,555
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	31

MULTIMANAGER 2015 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Floating Rate Income, Class NAV, JHF II (Bain Capital)	1,214,755	$10,118,907
Global Bond, Class NAV, JHF II (PIMCO)	176,728	2,226,776
Global Short Duration Credit, Class NAV, JHBT (JHAM) (B)(C)	432,159	3,794,353
High Yield, Class NAV, JHBT (JHAM) (B)(C)	1,039,124	3,512,238
High Yield, Class NAV, JHF II (WAMCO)	226,228	1,780,418
Real Return Bond, Class NAV, JHF II (PIMCO)	1,412,161	14,983,026
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	945,425	8,924,809
Short Term Government Income, Class NAV, JHF II (JHAM) (B)(C)	85,108	794,060
Spectrum Income, Class NAV, JHF II (T. Rowe Price)	478,861	4,960,997
Strategic Income Opportunities, Class NAV, JHF II (JHAM) (B)(C)	2,368,706	24,302,922
Total Return, Class NAV, JHF II (PIMCO)	1,058,342	13,917,194
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	232,529	2,567,121
Alternative and specialty - 4.6%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	623,434	5,766,765
Diversified Real Assets, Class NAV, JHIT (Deutsche/JHAM/Wellington) (B)(D)	626,532	6,146,280
Global Absolute Return Strategies, Class NAV, JHF II (Aberdeen) (E)	83,491	854,953
Health Sciences, Class NAV, JHF II (T. Rowe Price)	166,919	772,836
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	257,796	930,644

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $289,557,488)		$309,572,630
UNAFFILIATED INVESTMENT COMPANIES - 0.2%
Equity - 0.2%
Fidelity Emerging Markets Index Fund	69,154	717,822
Fidelity International Index Fund	1,295	51,372

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $777,520)		$769,194
SHORT-TERM INVESTMENTS - 2.8%
U.S. Government - 2.1%
U.S. Treasury Bill, 2.347%, 04/25/2019 *	119,000	118,567
U.S. Treasury Bill, 2.361%, 05/09/2019 *	3,140,000	3,125,601
U.S. Treasury Bill, 2.371%, 03/14/2019 *	625,000	624,469
U.S. Treasury Bill, 2.390%, 05/30/2019 *	2,984,000	2,966,171
Money market funds - 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3457% (F)	2,087,917	2,087,917

TOTAL SHORT-TERM INVESTMENTS (Cost $8,922,917)		$8,922,725
Total investments (Cost $299,257,925) - 100.6%		$319,264,549
Other assets and liabilities, net - (0.6%)		(1,945,073)
TOTAL NET ASSETS - 100.0%		$317,319,476
MULTIMANAGER 2010 LIFETIME PORTFOLIO

As of 2-28-19 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 97.4%
Equity - 33.6%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	58,096	$2,272,723
Capital Appreciation, Class NAV, JHF II (Jennison)	94,328	1,421,517
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	729,530	7,995,645
Disciplined Value, Class NAV, JHF III (Boston Partners)	71,984	1,422,399
Disciplined Value International, Class NAV, JHIT (Boston Partners)	111,989	1,350,592
Emerging Markets, Class NAV, JHF II (DFA)	50,176	536,886
Emerging Markets Equity, Class NAV, JHIT (JHAM) (B)(C)	111,468	1,152,584
Equity Income, Class NAV, JHF II (T. Rowe Price)	101,833	1,825,869
Fundamental Global Franchise, Class NAV, JHF II (JHAM) (B)(C)	231,735	2,523,592
Fundamental Large Cap Core, Class NAV, JHIT (JHAM) (B)(C)	26,653	1,191,676
Global Equity, Class NAV, JHF II (JHAM) (B)(C)	307,386	3,368,954
Global Shareholder Yield, Class NAV, JHF III (Epoch)	221,176	2,426,299
International Growth, Class NAV, JHF III (Wellington)	51,480	1,335,899
International Growth Stock, Class NAV, JHF II (Invesco)	62,788	812,481
International Small Cap, Class NAV, JHF II (Franklin Templeton)	37,248	649,611
International Small Company, Class NAV, JHF II (DFA)	102,042	1,056,130
International Value, Class NAV, JHF II (Templeton)	21,630	332,446
Mid Cap Stock, Class NAV, JHF II (Wellington)	97,115	2,079,238
Mid Value, Class NAV, JHF II (T. Rowe Price)	160,330	2,348,842
Small Cap Growth, Class NAV, JHF II (Redwood)	11,654	196,016
Small Cap Stock, Class NAV, JHF II (Wellington)	51,555	453,165
Small Cap Value, Class NAV, JHF II (Wellington)	46,003	927,429
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	2,521,732	27,537,312
Value Equity, Class NAV, JHIT (Barrow Hanley)	69,037	778,738
Fixed income - 59.5%
Asia Pacific Total Return Bond, Class NAV, JHF II (JHAM) (B)(C)	386,975	3,703,353
Bond, Class NAV, JHSB (JHAM) (B)(C)	1,433,572	22,120,020
Core Bond, Class NAV, JHF II (Wells Capital)	1,507,927	19,060,198
Emerging Markets Debt, Class NAV, JHF II (JHAM) (B)(C)	1,032,369	9,425,531
Floating Rate Income, Class NAV, JHF II (Bain Capital)	753,827	6,279,378
Global Bond, Class NAV, JHF II (PIMCO)	135,901	1,712,351
32	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER 2010 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Global Short Duration Credit, Class NAV, JHBT (JHAM) (B)(C)	281,623	$2,472,647
High Yield, Class NAV, JHBT (JHAM) (B)(C)	759,029	2,565,518
High Yield, Class NAV, JHF II (WAMCO)	163,870	1,289,653
Real Return Bond, Class NAV, JHF II (PIMCO)	982,235	10,421,515
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	631,659	5,962,863
Short Term Government Income, Class NAV, JHF II (JHAM) (B)(C)	82,307	767,922
Spectrum Income, Class NAV, JHF II (T. Rowe Price)	318,259	3,297,160
Strategic Income Opportunities, Class NAV, JHF II (JHAM) (B)(C)	1,576,096	16,170,741
Total Return, Class NAV, JHF II (PIMCO)	741,714	9,753,544
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	169,447	1,870,695
Alternative and specialty - 4.3%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	430,079	3,978,233
Diversified Real Assets, Class NAV, JHIT (Deutsche/JHAM/Wellington) (B)(D)	364,306	3,573,844
Global Absolute Return Strategies, Class NAV, JHF II (Aberdeen) (E)	86,803	888,863

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $181,257,961)		$191,310,072
UNAFFILIATED INVESTMENT COMPANIES - 0.3%
Equity - 0.3%
Fidelity Emerging Markets Index Fund	38,022	394,673
Fidelity International Index Fund	6,473	256,794

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $655,562)		$651,467
SHORT-TERM INVESTMENTS - 2.9%
U.S. Government - 2.3%
U.S. Treasury Bill, 2.347%, 04/25/2019 *	195,000	194,291
U.S. Treasury Bill, 2.361%, 05/09/2019 *	2,029,000	2,019,696
U.S. Treasury Bill, 2.371%, 03/14/2019 *	415,000	414,648
U.S. Treasury Bill, 2.390%, 05/30/2019 *	1,842,000	1,830,994
Money market funds - 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3457% (F)	1,196,045	1,196,045

TOTAL SHORT-TERM INVESTMENTS (Cost $5,655,803)		$5,655,674
Total investments (Cost $187,569,326) - 100.6%		$197,617,213
Other assets and liabilities, net - (0.6%)		(1,124,366)
TOTAL NET ASSETS - 100.0%		$196,492,847
Percentages are based upon net assets.
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
MULTIMANAGER 2010 LIFETIME PORTFOLIO (continued)

JHIT II	John Hancock Investment Trust II
JHSB	John Hancock Sovereign Bond Fund
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.
(E)	Non-income producing.
(F)	The rate shown is the annualized seven-day yield as of 2-28-19.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	33

Financial statements
STATEMENTS OF ASSETS AND LIABILITIES 2-28-19 (unaudited)

	Multimanager 2060 Lifetime Portfolio	Multimanager 2055 Lifetime Portfolio	Multimanager 2050 Lifetime Portfolio	Multimanager 2045 Lifetime Portfolio
Assets
Unaffiliated investments, at value	$604,160	$1,626,478	$3,420,594	$6,452,855
Affiliated investments, at value	66,190,642	187,819,260	391,644,248	736,711,867
Total investments, at value	66,794,802	189,445,738	395,064,842	743,164,722
Cash	7,011	20,057	41,936	78,027
Dividends and interest receivable	3,780	12,371	26,792	54,271
Receivable for fund shares sold	189,990	138,927	71,381	334,036
Receivable for investments sold	376,383	1,565,014	3,825,425	7,032,793
Receivable from affiliates	960	1,661	2,860	5,594
Other assets	78,834	79,770	89,571	80,458
Total assets	67,451,760	191,263,538	399,122,807	750,749,901
Liabilities
Payable for investments purchased	572,281	1,684,702	3,636,278	6,543,955
Payable for fund shares repurchased	120	37,916	298,933	892,550
Payable to affiliates
Accounting and legal services fees	2,864	8,501	18,027	34,420
Transfer agent fees	354	2,239	9,753	19,185
Distribution and service fees	22	206	1,271	1,946
Trustees' fees	87	182	364	700
Other liabilities and accrued expenses	58,945	57,911	56,943	62,632
Total liabilities	634,673	1,791,657	4,021,569	7,555,388
Net assets	$66,817,087	$189,471,881	$395,101,238	$743,194,513
Net assets consist of
Paid-in capital	$67,594,120	$187,257,172	$374,459,363	$617,081,175
Total distributable earnings (loss)	(777,033)	2,214,709	20,641,875	126,113,338
Net assets	$66,817,087	$189,471,881	$395,101,238	$743,194,513
Unaffiliated investments, at cost	$608,669	$1,639,266	$3,447,350	$6,501,966
Affiliated investments, at cost	70,574,062	195,721,460	392,888,885	656,632,455
Total investments, at cost	71,182,731	197,360,726	396,336,235	663,134,421
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$1,667,022	$11,853,499	$51,733,257	$102,516,705
Shares outstanding	142,976	1,114,905	4,521,763	9,754,970
Net asset value and redemption price per share	$11.66	$10.63	$11.44	$10.51
Class I
Net assets	$45,585	$51,520	$151,222	$74,958
Shares outstanding	3,904	4,842	13,211	7,095
Net asset value, offering price and redemption price per share	$11.68	$10.64	$11.45	$10.56
Class R1
Net assets	$45,716	$43,538	$1,444,158	$1,842,699
Shares outstanding	3,919	4,096	126,382	175,711
Net asset value, offering price and redemption price per share	$11.67	$10.63	$11.43	$10.49
Class R2
Net assets	$73,834	$464,804	$1,025,832	$2,354,015
Shares outstanding	6,331	43,718	89,638	223,058
Net asset value, offering price and redemption price per share	$11.66	$10.63	$11.44	$10.55
Class R3
Net assets	$78,382	$26,622	$666,276	$718,310
Shares outstanding	6,719	2,507	58,302	68,429
Net asset value, offering price and redemption price per share	$11.67	$10.62	$11.43	$10.50
Class R4
Net assets	$52,145	$44,163	$787,552	$157,821
Shares outstanding	4,471	4,153	68,852	14,988
Net asset value, offering price and redemption price per share	$11.66	$10.63	$11.44	$10.53
Class R5
Net assets	$145,565	$66,116	$26,901	$1,391,560
Shares outstanding	12,478	6,212	2,349	131,493
Net asset value, offering price and redemption price per share	$11.67	$10.64	$11.45	$10.58
Class R6
Net assets	$1,638,839	$5,407,290	$16,819,659	$28,565,423
Shares outstanding	140,347	508,056	1,468,563	2,705,239
Net asset value, offering price and redemption price per share	$11.68	$10.64	$11.45	$10.56
34	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES 2-28-19 (unaudited)

Continued
	Multimanager 2060 Lifetime Portfolio	Multimanager 2055 Lifetime Portfolio	Multimanager 2050 Lifetime Portfolio	Multimanager 2045 Lifetime Portfolio
Class 1
Net assets	$63,069,999	$171,514,329	$322,446,381	$605,573,022
Shares outstanding	5,403,204	16,118,201	28,186,084	57,290,958
Net asset value, offering price and redemption price per share	$11.67	$10.64	$11.44	$10.57
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$12.27	$11.19	$12.04	$11.06

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	35

STATEMENTS OF ASSETS AND LIABILITIES 2-28-19 (unaudited)

Continued

	Multimanager 2040 Lifetime Portfolio	Multimanager 2035 Lifetime Portfolio	Multimanager 2030 Lifetime Portfolio	Multimanager 2025 Lifetime Portfolio
Assets
Unaffiliated investments, at value	$8,473,585	$13,420,102	$26,968,282	$32,649,770
Affiliated investments, at value	815,717,347	1,009,665,604	1,194,610,934	1,227,709,924
Total investments, at value	824,190,932	1,023,085,706	1,221,579,216	1,260,359,694
Cash	111,181	286,480	544,713	—
Dividends and interest receivable	58,858	68,989	74,950	62,267
Receivable for fund shares sold	485,247	59,001	278,110	207,007
Receivable for investments sold	9,355,526	13,750,072	23,694,111	27,760,659
Receivable from affiliates	6,120	7,122	8,820	9,241
Other assets	82,534	86,125	91,621	95,039
Total assets	834,290,398	1,037,343,495	1,246,271,541	1,288,493,907
Liabilities
Payable for investments purchased	8,831,738	13,153,248	28,550,365	31,370,630
Payable for fund shares repurchased	1,108,178	934,595	2,544,336	3,386,094
Payable to affiliates
Accounting and legal services fees	38,203	47,669	56,831	59,413
Transfer agent fees	22,917	27,102	33,604	32,103
Distribution and service fees	1,620	3,345	1,800	3,058
Trustees' fees	744	918	1,073	1,127
Other liabilities and accrued expenses	63,303	65,054	67,007	67,458
Total liabilities	10,066,703	14,231,931	31,255,016	34,919,883
Net assets	$824,223,695	$1,023,111,564	$1,215,016,525	$1,253,574,024
Net assets consist of
Paid-in capital	$692,758,466	$867,296,795	$1,048,624,659	$1,110,507,249
Total distributable earnings (loss)	131,465,229	155,814,769	166,391,866	143,066,775
Net assets	$824,223,695	$1,023,111,564	$1,215,016,525	$1,253,574,024
Unaffiliated investments, at cost	$8,522,660	$13,469,835	$27,020,404	$32,696,698
Affiliated investments, at cost	734,218,454	910,522,005	1,087,813,991	1,134,924,217
Total investments, at cost	742,741,114	923,991,840	1,114,834,395	1,167,620,915
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$123,945,108	$146,338,208	$179,715,491	$171,830,330
Shares outstanding	11,585,881	13,749,817	17,352,204	16,993,930
Net asset value and redemption price per share	$10.70	$10.64	$10.36	$10.11
Class I
Net assets	$110,530	$30,090	$727,206	$109,321
Shares outstanding	10,276	2,813	70,485	10,865
Net asset value, offering price and redemption price per share	$10.76	$10.70	$10.32	$10.06
Class R1
Net assets	$2,444,662	$5,698,319	$3,858,130	$4,125,524
Shares outstanding	228,984	536,729	374,488	410,374
Net asset value, offering price and redemption price per share	$10.68	$10.62	$10.30	$10.05
Class R2
Net assets	$792,892	$1,948,191	$1,480,343	$2,609,937
Shares outstanding	73,852	182,197	143,914	259,791
Net asset value, offering price and redemption price per share	$10.74	$10.69	$10.29	$10.05
Class R3
Net assets	$1,087,981	$1,969,490	$1,261,450	$2,639,515
Shares outstanding	102,050	185,178	122,356	262,440
Net asset value, offering price and redemption price per share	$10.66	$10.64	$10.31	$10.06
Class R4
Net assets	$210,710	$341,227	$407,892	$691,754
Shares outstanding	19,691	31,917	39,587	68,652
Net asset value, offering price and redemption price per share	$10.70	$10.69	$10.30	$10.08
Class R5
Net assets	$198,598	$246,505	$1,034,176	$1,174,279
Shares outstanding	18,456	23,039	100,334	116,789
Net asset value, offering price and redemption price per share	$10.76	$10.70	$10.31	$10.05
Class R6
Net assets	$31,471,608	$33,740,985	$43,167,267	$40,373,535
Shares outstanding	2,931,649	3,156,274	4,188,607	4,017,810
Net asset value, offering price and redemption price per share	$10.74	$10.69	$10.31	$10.05
36	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES 2-28-19 (unaudited)

Continued
	Multimanager 2040 Lifetime Portfolio	Multimanager 2035 Lifetime Portfolio	Multimanager 2030 Lifetime Portfolio	Multimanager 2025 Lifetime Portfolio
Class 1
Net assets	$663,961,606	$832,798,549	$983,364,570	$1,030,019,829
Shares outstanding	61,771,182	77,816,939	95,331,713	102,411,335
Net asset value, offering price and redemption price per share	$10.75	$10.70	$10.32	$10.06
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$11.26	$11.20	$10.91	$10.64

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	37

STATEMENTS OF ASSETS AND LIABILITIES 2-28-19 (unaudited)

Continued

	Multimanager 2020 Lifetime Portfolio	Multimanager 2015 Lifetime Portfolio	Multimanager 2010 Lifetime Portfolio
Assets
Unaffiliated investments, at value	$24,293,510	$9,691,919	$6,307,141
Affiliated investments, at value	835,978,030	309,572,630	191,310,072
Total investments, at value	860,271,540	319,264,549	197,617,213
Dividends and interest receivable	32,302	9,980	4,959
Receivable for fund shares sold	23,649	56,387	216,566
Receivable for investments sold	26,263,428	12,803,569	7,953,894
Receivable from affiliates	6,856	3,019	2,158
Other assets	94,080	81,886	78,035
Total assets	886,691,855	332,219,390	205,872,825
Liabilities
Payable for investments purchased	30,040,808	13,922,938	9,257,998
Payable for fund shares repurchased	1,091,793	882,733	44,380
Payable to affiliates
Accounting and legal services fees	40,959	15,689	9,417
Transfer agent fees	31,068	16,786	8,398
Distribution and service fees	1,923	1,095	313
Trustees' fees	861	408	259
Other liabilities and accrued expenses	64,711	60,265	59,213
Total liabilities	31,272,123	14,899,914	9,379,978
Net assets	$855,419,732	$317,319,476	$196,492,847
Net assets consist of
Paid-in capital	$770,084,040	$289,182,798	$183,589,090
Total distributable earnings (loss)	85,335,692	28,136,678	12,903,757
Net assets	$855,419,732	$317,319,476	$196,492,847
Unaffiliated investments, at cost	$24,319,534	$9,700,437	$6,311,365
Affiliated investments, at cost	779,108,740	289,557,488	181,257,961
Total investments, at cost	803,428,274	299,257,925	187,569,326
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$166,486,654	$88,561,360	$44,826,748
Shares outstanding	17,458,349	10,111,456	5,279,868
Net asset value and redemption price per share	$9.54	$8.76	$8.49
Class I
Net assets	$267,184	$569,683	$143,671
Shares outstanding	28,023	65,110	16,947
Net asset value, offering price and redemption price per share	$9.53	$8.75	$8.48
Class R1
Net assets	$4,512,843	$1,496,701	$296,275
Shares outstanding	474,778	171,363	35,021
Net asset value, offering price and redemption price per share	$9.51	$8.73	$8.46
Class R2
Net assets	$1,433,675	$47,944	$447,141
Shares outstanding	150,972	5,502	52,718
Net asset value, offering price and redemption price per share	$9.50	$8.71	$8.48
Class R3
Net assets	$1,846,381	$2,019,548	$113,628
Shares outstanding	194,177	231,278	13,426
Net asset value, offering price and redemption price per share	$9.51	$8.73	$8.46
Class R4
Net assets	$213,711	$65,310	$80,260
Shares outstanding	22,520	7,488	9,467
Net asset value, offering price and redemption price per share	$9.49	$8.72	$8.48
Class R5
Net assets	$3,515,761	$446,596	$32,497
Shares outstanding	369,447	51,097	3,833
Net asset value, offering price and redemption price per share	$9.52	$8.74	$8.48
Class R6
Net assets	$29,117,845	$13,159,410	$9,115,555
Shares outstanding	3,065,395	1,505,004	1,074,267
Net asset value, offering price and redemption price per share	$9.50	$8.74	$8.49
Class 1
Net assets	$648,025,678	$210,952,924	$141,437,072
Shares outstanding	68,112,827	24,130,210	16,673,270
Net asset value, offering price and redemption price per share	$9.51	$8.74	$8.48
38	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES 2-28-19 (unaudited)

Continued
	Multimanager 2020 Lifetime Portfolio	Multimanager 2015 Lifetime Portfolio	Multimanager 2010 Lifetime Portfolio
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$10.04	$9.22	$8.94

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	39

STATEMENTS OF OPERATIONS For the six months ended 2-28-19 (unaudited)

	Multimanager 2060 Lifetime Portfolio	Multimanager 2055 Lifetime Portfolio	Multimanager 2050 Lifetime Portfolio	Multimanager 2045 Lifetime Portfolio
Investment income
Income distributions received from affiliated investments	$860,478	$2,609,587	$5,533,073	$10,635,301
Interest	2,019	5,096	11,128	21,898
Other income received from advisor	53,202	156,634	315,887	657,504
Total investment income	915,699	2,771,317	5,860,088	11,314,703
Expenses
Investment management fees	33,823	104,555	223,117	428,715
Distribution and service fees	16,060	58,270	164,227	315,068
Accounting and legal services fees	4,555	14,253	30,550	58,749
Transfer agent fees	982	6,466	28,957	57,689
Trustees' fees	525	1,502	3,110	5,898
Custodian fees	17,613	17,613	17,613	17,613
State registration fees	58,234	57,025	53,217	56,394
Printing and postage	7,639	8,128	9,435	11,018
Professional fees	16,691	18,236	18,615	24,650
Other	6,195	6,633	7,551	9,493
Total expenses	162,317	292,681	556,392	985,287
Less expense reductions	(145,314)	(228,244)	(364,357)	(613,934)
Net expenses	17,003	64,437	192,035	371,353
Net investment income	898,696	2,706,880	5,668,053	10,943,350
Realized and unrealized gain (loss)
Net realized gain (loss) on
Affiliated investments	(1,291,625)	(2,396,986)	(2,245,040)	1,457,166
Capital gain distributions received from affiliated investments	5,457,366	16,468,445	34,859,168	67,014,947
	4,165,741	14,071,459	32,614,128	68,472,113
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(4,541)	(12,921)	(27,045)	(49,657)
Affiliated investments	(6,261,749)	(22,124,720)	(50,092,358)	(104,110,012)
	(6,266,290)	(22,137,641)	(50,119,403)	(104,159,669)
Net realized and unrealized loss	(2,100,549)	(8,066,182)	(17,505,275)	(35,687,556)
Increase (decrease) in net assets from operations	$(1,201,853)	$(5,359,302)	$(11,837,222)	$(24,744,206)
40	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the six months ended 2-28-19 (unaudited)

Continued
	Multimanager 2040 Lifetime Portfolio	Multimanager 2035 Lifetime Portfolio	Multimanager 2030 Lifetime Portfolio	Multimanager 2025 Lifetime Portfolio
Investment income
Income distributions received from affiliated investments	$11,853,867	$15,294,914	$19,278,259	$21,449,558
Interest	32,842	57,784	141,519	171,564
Other income received from advisor	726,280	861,051	1,106,268	1,092,952
Total investment income	12,612,989	16,213,749	20,526,046	22,714,074
Expenses
Investment management fees	479,462	609,040	759,487	815,060
Distribution and service fees	359,333	450,362	528,599	537,656
Accounting and legal services fees	64,884	81,203	96,518	100,623
Transfer agent fees	68,524	81,445	100,527	96,163
Trustees' fees	6,461	8,153	9,590	9,937
Custodian fees	17,613	17,613	17,613	17,613
State registration fees	55,750	57,754	57,200	57,094
Printing and postage	10,949	11,627	12,240	12,290
Professional fees	25,459	27,852	29,960	30,516
Other	9,783	10,793	11,661	11,874
Total expenses	1,098,218	1,355,842	1,623,395	1,688,826
Less expense reductions	(671,947)	(825,887)	(996,563)	(1,057,487)
Net expenses	426,271	529,955	626,832	631,339
Net investment income	12,186,718	15,683,794	19,899,214	22,082,735
Realized and unrealized gain (loss)
Net realized gain (loss) on
Affiliated investments	786,477	1,841,757	1,810,287	(275,688)
Capital gain distributions received from affiliated investments	72,460,144	83,325,614	89,033,491	78,601,993
	73,246,621	85,167,371	90,843,778	78,326,305
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(49,749)	(51,213)	(56,169)	(52,303)
Affiliated investments	(111,091,341)	(130,205,271)	(135,787,491)	(119,023,151)
	(111,141,090)	(130,256,484)	(135,843,660)	(119,075,454)
Net realized and unrealized loss	(37,894,469)	(45,089,113)	(44,999,882)	(40,749,149)
Increase (decrease) in net assets from operations	$(25,707,751)	$(29,405,319)	$(25,100,668)	$(18,666,414)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	41

STATEMENTS OF OPERATIONS For the six months ended 2-28-19 (unaudited)

Continued
	Multimanager 2020 Lifetime Portfolio	Multimanager 2015 Lifetime Portfolio	Multimanager 2010 Lifetime Portfolio
Investment income
Income distributions received from affiliated investments	$15,617,040	$6,349,093	$3,871,698
Interest	131,131	53,771	32,613
Other income received from advisor	768,484	328,002	212,100
Total investment income	16,516,655	6,730,866	4,116,411
Expenses
Investment management fees	569,855	214,726	128,394
Distribution and service fees	433,050	203,642	105,345
Accounting and legal services fees	69,733	26,871	15,942
Transfer agent fees	93,297	51,516	25,223
Trustees' fees	6,986	2,790	1,652
Custodian fees	17,613	17,613	17,613
State registration fees	57,201	55,683	53,572
Printing and postage	11,368	9,496	8,770
Professional fees	26,253	20,152	18,538
Other	10,195	7,497	6,832
Total expenses	1,295,551	609,986	381,881
Less expense reductions	(770,818)	(355,536)	(251,755)
Net expenses	524,733	254,450	130,126
Net investment income	15,991,922	6,476,416	3,986,285
Realized and unrealized gain (loss)
Net realized gain (loss) on
Affiliated investments	2,443,754	1,716,184	397,237
Capital gain distributions received from affiliated investments	44,607,379	14,085,194	6,974,424
	47,051,133	15,801,378	7,371,661
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(30,500)	(10,444)	(5,442)
Affiliated investments	(70,960,349)	(23,745,070)	(11,046,249)
	(70,990,849)	(23,755,514)	(11,051,691)
Net realized and unrealized loss	(23,939,716)	(7,954,136)	(3,680,030)
Increase (decrease) in net assets from operations	$(7,947,794)	$(1,477,720)	$306,255
42	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Multimanager 2060 Lifetime Portfolio		Multimanager 2055 Lifetime Portfolio		Multimanager 2050 Lifetime Portfolio
	Six months ended 2-28-19 (unaudited)	Year ended 8-31-18	Six months ended 2-28-19 (unaudited)	Year ended 8-31-18	Six months ended 2-28-19 (unaudited)	Year ended 8-31-18
Increase (decrease) in net assets
From operations
Net investment income	$898,696	$539,669	$2,706,880	$2,567,367	$5,668,053	$6,078,939
Net realized gain	4,165,741	3,001,812	14,071,459	13,860,756	32,614,128	34,308,023
Change in net unrealized appreciation (depreciation)	(6,266,290)	208,970	(22,137,641)	887,019	(50,119,403)	1,160,037
Increase (decrease) in net assets resulting from operations	(1,201,853)	3,750,451	(5,359,302)	17,315,142	(11,837,222)	41,546,999
Distributions to shareholders
From net investment income and net realized gain
Class A	(93,940)	—	(1,032,978)	—	(5,180,316)	—
Class I	(3,079)	—	(5,065)	—	(15,936)	—
Class R1	(2,911)	—	(4,281)	—	(137,418)	—
Class R2	(4,554)	—	(38,445)	—	(96,998)	—
Class R3	(2,910)	—	(23,132)	—	(120,299)	—
Class R4	(3,422)	—	(4,501)	—	(80,472)	—
Class R5	(8,273)	—	(8,133)	—	(6,775)	—
Class R6	(112,831)	—	(440,864)	—	(1,673,850)	—
Class 1	(3,704,710)	—	(15,574,577)	—	(33,374,846)	—
From net investment income
Class A	—	(11,477)	—	(122,181)	—	(636,307)
Class I	—	(724)	—	(804)	—	(1,050)
Class R1	—	(540)	—	(590)	—	(11,536)
Class R2	—	(795)	—	(1,765)	—	(10,797)
Class R3	—	(540)	—	(1,829)	—	(11,886)
Class R4	—	(785)	—	(762)	—	(8,669)
Class R5	—	(1,707)	—	(3,299)	—	(2,180)
Class R6	—	(7,216)	—	(15,741)	—	(80,943)
Class 1	—	(456,897)	—	(2,345,291)	—	(5,293,424)
From net realized gain
Class A	—	(29,238)	—	(394,330)	—	(2,327,946)
Class I	—	(1,489)	—	(2,122)	—	(3,162)
Class R1	—	(1,495)	—	(2,059)	—	(55,879)
Class R2	—	(1,818)	—	(5,338)	—	(41,901)
Class R3	—	(1,495)	—	(6,587)	—	(52,578)
Class R4	—	(1,657)	—	(2,083)	—	(28,293)
Class R5	—	(3,311)	—	(8,324)	—	(6,270)
Class R6	—	(13,853)	—	(39,187)	—	(228,912)
Class 1	—	(904,172)	—	(6,009,367)	—	(15,413,114)
Total distributions	(3,936,630)	(1,439,209)	(17,131,976)	(8,961,659)	(40,686,910)	(24,214,847)
Portfolio share transactions
From portfolio share transactions	17,103,559	27,035,768	25,704,814	33,690,526	41,088,587	20,494,739
Total increase (decrease)	11,965,076	29,347,010	3,213,536	42,044,009	(11,435,545)	37,826,891
Net assets
Beginning of period	54,852,011	25,505,001	186,258,345	144,214,336	406,536,783	368,709,892
End of period	$66,817,087	$54,852,011	$189,471,881	$186,258,345	$395,101,238	$406,536,783
Undistributed net investment income (loss)	(a)	99,011	(a)	344,184	(a)	683,422

(a)	Not applicable for February 28, 2019. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	43

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	Multimanager 2045 Lifetime Portfolio		Multimanager 2040 Lifetime Portfolio		Multimanager 2035 Lifetime Portfolio
	Six months ended 2-28-19 (unaudited)	Year ended 8-31-18	Six months ended 2-28-19 (unaudited)	Year ended 8-31-18	Six months ended 2-28-19 (unaudited)	Year ended 8-31-18
Increase (decrease) in net assets
From operations
Net investment income	$10,943,350	$12,610,275	$12,186,718	$13,838,294	$15,683,794	$18,796,767
Net realized gain	68,472,113	75,853,982	73,246,621	80,449,244	85,167,371	95,679,327
Change in net unrealized appreciation (depreciation)	(104,159,669)	(2,646,707)	(111,141,090)	(3,012,958)	(130,256,484)	(7,701,808)
Increase (decrease) in net assets resulting from operations	(24,744,206)	85,817,550	(25,707,751)	91,274,580	(29,405,319)	106,774,286
Distributions to shareholders
From net investment income and net realized gain
Class A	(11,588,938)	—	(13,451,438)	—	(15,261,093)	—
Class I	(8,952)	—	(12,330)	—	(12,021)	—
Class R1	(206,880)	—	(252,679)	—	(591,449)	—
Class R2	(251,564)	—	(79,059)	—	(194,892)	—
Class R3	(124,712)	—	(295,533)	—	(200,711)	—
Class R4	(17,277)	—	(23,691)	—	(35,318)	—
Class R5	(259,384)	—	(40,835)	—	(36,222)	—
Class R6	(3,245,626)	—	(3,539,663)	—	(3,596,028)	—
Class 1	(70,191,203)	—	(75,246,373)	—	(91,587,792)	—
From net investment income
Class A	—	(1,415,154)	—	(1,562,194)	—	(2,000,440)
Class I	—	(1,022)	—	(2,454)	—	(5,728)
Class R1	—	(18,927)	—	(22,715)	—	(68,491)
Class R2	—	(20,926)	—	(15,565)	—	(21,988)
Class R3	—	(14,087)	—	(22,551)	—	(25,156)
Class R4	—	(5,847)	—	(5,359)	—	(8,583)
Class R5	—	(36,241)	—	(15,761)	—	(15,980)
Class R6	—	(133,313)	—	(135,512)	—	(204,069)
Class 1	—	(10,991,798)	—	(11,855,439)	—	(16,171,969)
From net realized gain
Class A	—	(7,669,419)	—	(7,914,809)	—	(9,863,474)
Class I	—	(4,584)	—	(10,263)	—	(23,658)
Class R1	—	(135,556)	—	(152,448)	—	(434,906)
Class R2	—	(121,448)	—	(84,330)	—	(115,387)
Class R3	—	(92,142)	—	(138,319)	—	(147,319)
Class R4	—	(29,105)	—	(24,582)	—	(38,387)
Class R5	—	(156,729)	—	(63,603)	—	(63,923)
Class R6	—	(560,821)	—	(531,865)	—	(794,942)
Class 1	—	(47,554,648)	—	(47,861,911)	—	(64,666,562)
Total distributions	(85,894,536)	(68,961,767)	(92,941,601)	(70,419,680)	(111,515,526)	(94,670,962)
Portfolio share transactions
From portfolio share transactions	54,641,152	2,123,362	70,832,867	8,670,330	66,144,373	25,375,354
Total increase (decrease)	(55,997,590)	18,979,145	(47,816,485)	29,525,230	(74,776,472)	37,478,678
Net assets
Beginning of period	799,192,103	780,212,958	872,040,180	842,514,950	1,097,888,036	1,060,409,358
End of period	$743,194,513	$799,192,103	$824,223,695	$872,040,180	$1,023,111,564	$1,097,888,036
Undistributed net investment income (loss)	(a)	1,386,015	(a)	1,781,534	(a)	3,567,203

(a)	Not applicable for February 28, 2019. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
44	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	Multimanager 2030 Lifetime Portfolio		Multimanager 2025 Lifetime Portfolio		Multimanager 2020 Lifetime Portfolio
	Six months ended 2-28-19 (unaudited)	Year ended 8-31-18	Six months ended 2-28-19 (unaudited)	Year ended 8-31-18	Six months ended 2-28-19 (unaudited)	Year ended 8-31-18
Increase (decrease) in net assets
From operations
Net investment income	$19,899,214	$25,003,250	$22,082,735	$29,298,974	$15,991,922	$23,044,246
Net realized gain	90,843,778	106,575,528	78,326,305	103,708,319	47,051,133	63,615,554
Change in net unrealized appreciation (depreciation)	(135,843,660)	(19,491,358)	(119,075,454)	(32,181,578)	(70,990,849)	(27,797,301)
Increase (decrease) in net assets resulting from operations	(25,100,668)	112,087,420	(18,666,414)	100,825,715	(7,947,794)	58,862,499
Distributions to shareholders
From net investment income and net realized gain
Class A	(18,040,944)	—	(16,558,687)	—	(15,099,709)	—
Class I	(74,773)	—	(10,924)	—	(30,390)	—
Class R1	(366,303)	—	(390,154)	—	(394,662)	—
Class R2	(140,571)	—	(243,728)	—	(128,558)	—
Class R3	(193,993)	—	(252,246)	—	(172,438)	—
Class R4	(53,322)	—	(73,321)	—	(19,353)	—
Class R5	(116,364)	—	(133,730)	—	(393,841)	—
Class R6	(4,342,951)	—	(4,243,076)	—	(2,805,848)	—
Class 1	(103,718,952)	—	(105,918,621)	—	(63,603,874)	—
From net investment income
Class A	—	(2,771,354)	—	(3,045,329)	—	(3,195,117)
Class I	—	(5,336)	—	(3,569)	—	(11,967)
Class R1	—	(53,397)	—	(64,448)	—	(69,750)
Class R2	—	(36,748)	—	(44,168)	—	(30,350)
Class R3	—	(29,294)	—	(46,555)	—	(33,559)
Class R4	—	(12,061)	—	(13,580)	—	(11,382)
Class R5	—	(28,452)	—	(27,132)	—	(117,515)
Class R6	—	(239,680)	—	(349,773)	—	(327,426)
Class 1	—	(20,911,016)	—	(24,748,967)	—	(19,207,089)
From net realized gain
Class A	—	(12,085,001)	—	(10,969,745)	—	(9,283,102)
Class I	—	(19,922)	—	(11,120)	—	(30,566)
Class R1	—	(291,910)	—	(280,381)	—	(240,581)
Class R2	—	(169,500)	—	(167,185)	—	(92,142)
Class R3	—	(149,103)	—	(192,050)	—	(109,855)
Class R4	—	(48,461)	—	(45,834)	—	(30,870)
Class R5	—	(102,476)	—	(82,314)	—	(292,878)
Class R6	—	(842,526)	—	(1,038,252)	—	(799,970)
Class 1	—	(75,319,170)	—	(75,094,700)	—	(47,873,648)
Total distributions	(127,048,173)	(113,115,407)	(127,824,487)	(116,225,102)	(82,648,673)	(81,757,767)
Portfolio share transactions
From portfolio share transactions	67,388,713	21,396,965	52,310,248	8,515,829	9,717,197	(29,929,466)
Total increase (decrease)	(84,760,128)	20,368,978	(94,180,653)	(6,883,558)	(80,879,270)	(52,824,734)
Net assets
Beginning of period	1,299,776,653	1,279,407,675	1,347,754,677	1,354,638,235	936,299,002	989,123,736
End of period	$1,215,016,525	$1,299,776,653	$1,253,574,024	$1,347,754,677	$855,419,732	$936,299,002
Undistributed net investment income (loss)	(a)	6,732,700	(a)	9,965,507	(a)	8,818,667

(a)	Not applicable for February 28, 2019. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	45

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	Multimanager 2015 Lifetime Portfolio		Multimanager 2010 Lifetime Portfolio
	Six months ended 2-28-19 (unaudited)	Year ended 8-31-18	Six months ended 2-28-19 (unaudited)	Year ended 8-31-18
Increase (decrease) in net assets
From operations
Net investment income	$6,476,416	$10,000,657	$3,986,285	$6,042,829
Net realized gain	15,801,378	24,670,489	7,371,661	12,019,903
Change in net unrealized appreciation (depreciation)	(23,755,514)	(15,888,300)	(11,051,691)	(9,161,397)
Increase (decrease) in net assets resulting from operations	(1,477,720)	18,782,846	306,255	8,901,335
Distributions to shareholders
From net investment income and net realized gain
Class A	(8,454,544)	—	(3,533,345)	—
Class I	(56,242)	—	(12,726)	—
Class R1	(133,475)	—	(35,868)	—
Class R2	(4,328)	—	(36,407)	—
Class R3	(231,894)	—	(10,462)	—
Class R4	(6,316)	—	(6,296)	—
Class R5	(47,658)	—	(3,539)	—
Class R6	(1,210,562)	—	(868,970)	—
Class 1	(21,831,006)	—	(11,897,784)	—
From net investment income
Class A	—	(2,226,738)	—	(1,187,983)
Class I	—	(11,316)	—	(4,249)
Class R1	—	(33,159)	—	(11,213)
Class R2	—	(2,245)	—	(9,453)
Class R3	—	(50,721)	—	(3,249)
Class R4	—	(2,511)	—	(6,548)
Class R5	—	(36,741)	—	(8,829)
Class R6	—	(138,906)	—	(100,952)
Class 1	—	(7,914,326)	—	(4,988,324)
From net realized gain
Class A	—	(5,441,239)	—	(1,996,762)
Class I	—	(24,630)	—	(6,389)
Class R1	—	(94,233)	—	(21,351)
Class R2	—	(5,689)	—	(16,496)
Class R3	—	(137,662)	—	(6,033)
Class R4	—	(5,759)	—	(10,360)
Class R5	—	(78,258)	—	(12,990)
Class R6	—	(290,617)	—	(146,044)
Class 1	—	(16,855,864)	—	(7,345,909)
Total distributions	(31,976,025)	(33,350,614)	(16,405,397)	(15,883,134)
Portfolio share transactions
From portfolio share transactions	(14,363,330)	(45,494,437)	(116,546)	(25,716,559)
Total decrease	(47,817,075)	(60,062,205)	(16,215,688)	(32,698,358)
Net assets
Beginning of period	365,136,551	425,198,756	212,708,535	245,406,893
End of period	$317,319,476	$365,136,551	$196,492,847	$212,708,535
Undistributed net investment income (loss)	(a)	4,004,426	(a)	2,525,750

(a)	Not applicable for February 28, 2019. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
46	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
Multimanager 2060 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-28-2019 [6]	12.91	0.16 [7]	(0.65)	(0.49)	(0.16)	(0.60)	(0.76)	11.66	(3.12) [8]	0.92 [9]	0.41 [9]	2.75 [7,9]	1,667	17
08-31-2018	12.12	0.13 [7]	1.19	1.32	(0.15)	(0.38)	(0.53)	12.91	11.08	1.09	0.41	1.06 [7]	1,497	21
08-31-2017	10.61	0.08 [7]	1.56	1.64	(0.12)	(0.01)	(0.13)	12.12	15.59	2.63	0.42	0.71 [7]	640	24
08-31-2016 [10]	10.00	(0.01) [7]	0.62	0.61	—	—	—	10.61	6.10 [8]	23.24 [9]	0.43 [9]	(0.12) [7,9]	118	10
Class I
02-28-2019 [6]	12.95	0.18 [7]	(0.66)	(0.48)	(0.19)	(0.60)	(0.79)	11.68	(2.97) [8]	0.64 [9]	0.13 [9]	3.09 [7,9]	46	17
08-31-2018	12.15	0.15 [7]	1.22	1.37	(0.19)	(0.38)	(0.57)	12.95	11.45	0.79	0.11	1.20 [7]	51	21
08-31-2017	10.62	0.18 [7]	1.50	1.68	(0.14)	(0.01)	(0.15)	12.15	16.04	2.32	0.11	1.57 [7]	121	24
08-31-2016 [10]	10.00	0.01 [7]	0.61	0.62	—	—	—	10.62	6.20 [8]	22.93 [9]	0.11 [9]	0.20 [7,9]	106	10
Class R1
02-28-2019 [6]	12.90	0.16 [7]	(0.64)	(0.48)	(0.15)	(0.60)	(0.75)	11.67	(3.08) [8]	1.02 [9]	0.51 [9]	2.69 [7,9]	46	17
08-31-2018	12.12	0.10 [7]	1.20	1.30	(0.14)	(0.38)	(0.52)	12.90	10.89	1.19	0.51	0.80 [7]	51	21
08-31-2017	10.60	0.13 [7]	1.51	1.64	(0.11)	(0.01)	(0.12)	12.12	15.63	2.73	0.51	1.17 [7]	121	24
08-31-2016 [10]	10.00	(0.01) [7]	0.61	0.60	—	—	—	10.60	6.00 [8]	23.33 [9]	0.52 [9]	(0.21) [7,9]	106	10
Class R2
02-28-2019 [6]	12.92	0.17 [7]	(0.66)	(0.49)	(0.17)	(0.60)	(0.77)	11.66	(3.10) [8]	0.86 [9]	0.35 [9]	2.86 [7,9]	74	17
08-31-2018	12.14	0.13 [7]	1.20	1.33	(0.17)	(0.38)	(0.55)	12.92	11.13	0.98	0.30	1.03 [7]	73	21
08-31-2017	10.61	0.16 [7]	1.51	1.67	(0.13)	(0.01)	(0.14)	12.14	15.92	2.49	0.27	1.38 [7]	129	24
08-31-2016 [10]	10.00	— [7,11]	0.61	0.61	—	—	—	10.61	6.10 [8]	23.08 [9]	0.27 [9]	0.04 [7,9]	106	10
Class R3
02-28-2019 [6]	12.90	0.14 [7]	(0.62)	(0.48)	(0.15)	(0.60)	(0.75)	11.67	(3.08) [8]	1.04 [9]	0.53 [9]	2.35 [7,9]	78	17
08-31-2018	12.12	0.10 [7]	1.20	1.30	(0.14)	(0.38)	(0.52)	12.90	10.89	1.19	0.51	0.80 [7]	51	21
08-31-2017	10.60	0.13 [7]	1.51	1.64	(0.11)	(0.01)	(0.12)	12.12	15.63	2.73	0.51	1.17 [7]	121	24
08-31-2016 [10]	10.00	(0.01) [7]	0.61	0.60	—	—	—	10.60	6.00 [8]	23.33 [9]	0.52 [9]	(0.21) [7,9]	106	10
Class R4
02-28-2019 [6]	12.93	0.18 [7]	(0.66)	(0.48)	(0.19)	(0.60)	(0.79)	11.66	(3.00) [8]	0.77 [9]	0.16 [9]	3.03 [7,9]	52	17
08-31-2018	12.14	0.15 [7]	1.20	1.35	(0.18)	(0.38)	(0.56)	12.93	11.33	0.94	0.16	1.19 [7]	56	21
08-31-2017	10.62	0.17 [7]	1.50	1.67	(0.14)	(0.01)	(0.15)	12.14	15.90	2.48	0.17	1.51 [7]	125	24
08-31-2016 [10]	10.00	0.01 [7]	0.61	0.62	—	—	—	10.62	6.20 [8]	23.08 [9]	0.17 [9]	0.14 [7,9]	106	10
Class R5
02-28-2019 [6]	12.94	0.18 [7]	(0.65)	(0.47)	(0.20)	(0.60)	(0.80)	11.67	(2.88) [8]	0.57 [9]	0.06 [9]	3.09 [7,9]	146	17
08-31-2018	12.16	0.16 [7]	1.20	1.36	(0.20)	(0.38)	(0.58)	12.94	11.37	0.72	0.04	1.28 [7]	118	21
08-31-2017	10.62	0.18 [7]	1.52	1.70	(0.15)	(0.01)	(0.16)	12.16	16.22	2.24	0.02	1.59 [7]	168	24
08-31-2016 [10]	10.00	0.01 [7]	0.61	0.62	—	—	—	10.62	6.20 [8]	22.83 [9]	0.02 [9]	0.29 [7,9]	106	10
Class R6
02-28-2019 [6]	12.95	0.20 [7]	(0.66)	(0.46)	(0.21)	(0.60)	(0.81)	11.68	(2.86) [8]	0.52 [9]	— [9]	3.45 [7,9]	1,639	17
08-31-2018	12.16	0.14 [7]	1.23	1.37	(0.20)	(0.38)	(0.58)	12.95	11.47	0.69	—	1.10 [7]	1,402	21
08-31-2017	10.62	0.18 [7]	1.52	1.70	(0.15)	(0.01)	(0.16)	12.16	16.24	2.23	—	1.58 [7]	142	24
08-31-2016 [10]	10.00	0.01 [7]	0.61	0.62	—	—	—	10.62	6.20 [8]	22.83 [9]	— [9]	0.31 [7,9]	106	10
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	47

Financial highlights continued
Multimanager 2060 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-28-2019 [6]	12.94	0.18 [7]	(0.65)	(0.47)	(0.20)	(0.60)	(0.80)	11.67	(2.92) [8]	0.56 [9]	0.05 [9]	3.16 [7,9]	63,070	17
08-31-2018	12.15	0.18 [7]	1.19	1.37	(0.20)	(0.38)	(0.58)	12.94	11.43	0.73	0.05	1.40 [7]	51,555	21
08-31-2017	10.62	0.11 [7]	1.58	1.69	(0.15)	(0.01)	(0.16)	12.15	16.10	2.26	0.05	0.98 [7]	23,938	24
08-31-2016 [10]	10.00	— [7,11]	0.62	0.62	—	—	—	10.62	6.20 [8]	22.86 [9]	0.05 [9]	0.20 [7,9]	1,794	10

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Accordingly, a significant portion of income is recorded in December.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-28-19. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.01, $0.02, $0.02 and $0.002 per share and 0.19%, 0.20%, 0.18% and 0.07%, for the periods ended 2-28-19, 8-31-18, 8-31-17 and 8-31-16, respectively.
[8] Not annualized.
[9] Annualized.
[10] Period from 3-30-16 (commencement of operations) to 8-31-16.
[11] Less than $0.005 per share.
48	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2055 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-28-2019 [6]	12.19	0.15 [7]	(0.66)	(0.51)	(0.16)	(0.89)	(1.05)	10.63	(3.13) [8]	0.67 [9]	0.41 [9]	2.74 [7,9]	11,853	17
08-31-2018	11.59	0.14 [7]	1.12	1.26	(0.16)	(0.50)	(0.66)	12.19	11.09	0.67	0.41	1.21 [7]	11,328	14
08-31-2017	10.46	0.10 [7]	1.48	1.58	(0.13)	(0.32)	(0.45)	11.59	15.73	0.71	0.42	0.96 [7]	7,046	33
08-31-2016	10.00	0.07 [7]	0.64	0.71	(0.10)	(0.15)	(0.25)	10.46	7.23	0.83	0.43	0.89 [7]	2,217	7
08-31-2015	10.64	0.07 [7]	(0.51)	(0.44)	(0.10)	(0.10)	(0.20)	10.00	(4.23)	3.73	0.44	0.66 [7]	554	18
08-31-2014 [10]	10.00	(0.02)	0.66	0.64	—	—	—	10.64	6.40 [8]	23.48 [9]	0.60 [9]	(0.43) [9]	132	24
Class I
02-28-2019 [6]	12.22	0.17 [7]	(0.66)	(0.49)	(0.20)	(0.89)	(1.09)	10.64	(3.02) [8]	0.39 [9]	0.13 [9]	3.09 [7,9]	52	17
08-31-2018	11.62	0.15 [7]	1.14	1.29	(0.19)	(0.50)	(0.69)	12.22	11.47	0.37	0.11	1.24 [7]	54	14
08-31-2017	10.49	0.18 [7]	1.44	1.62	(0.17)	(0.32)	(0.49)	11.62	16.05	0.40	0.11	1.62 [7]	111	33
08-31-2016	10.03	0.16 [7]	0.59	0.75	(0.14)	(0.15)	(0.29)	10.49	7.56	0.51	0.11	1.56 [7]	100	7
08-31-2015 [11]	10.51	0.01 [7]	(0.49)	(0.48)	—	—	—	10.03	(4.57) [8]	0.85 [9]	0.11 [9]	0.23 [7,9]	95	18 [12]
Class R1
02-28-2019 [6]	12.18	0.15 [7]	(0.66)	(0.51)	(0.15)	(0.89)	(1.04)	10.63	(3.10) [8]	0.77 [9]	0.51 [9]	2.71 [7,9]	44	17
08-31-2018	11.59	0.10 [7]	1.13	1.23	(0.14)	(0.50)	(0.64)	12.18	10.89	0.77	0.51	0.82 [7]	50	14
08-31-2017	10.45	0.13 [7]	1.45	1.58	(0.12)	(0.32)	(0.44)	11.59	15.73	0.81	0.51	1.22 [7]	116	33
08-31-2016	10.00	0.12 [7]	0.58	0.70	(0.10)	(0.15)	(0.25)	10.45	7.05	0.92	0.52	1.15 [7]	105	7
08-31-2015	10.63	0.10 [7]	(0.55)	(0.45)	(0.08)	(0.10)	(0.18)	10.00	(4.32)	7.59	0.59	0.94 [7]	100	18
08-31-2014 [10]	10.00	(0.03)	0.66	0.63	—	—	—	10.63	6.30 [8]	21.55 [9]	0.85 [9]	(0.66) [9]	106	24
Class R2
02-28-2019 [6]	12.19	0.14 [7]	(0.66)	(0.52)	(0.15)	(0.89)	(1.04)	10.63	(3.17) [8]	0.78 [9]	0.52 [9]	2.56 [7,9]	465	17
08-31-2018	11.61	0.05 [7]	1.20	1.25	(0.17)	(0.50)	(0.67)	12.19	10.98	0.72	0.46	0.41 [7]	436	14
08-31-2017	10.47	0.15 [7]	1.45	1.60	(0.14)	(0.32)	(0.46)	11.61	15.94	0.62	0.33	1.35 [7]	166	33
08-31-2016	10.02	0.17 [7]	0.55	0.72	(0.12)	(0.15)	(0.27)	10.47	7.31	0.72	0.32	1.55 [7]	118	7
08-31-2015	10.64	0.12 [7]	(0.54)	(0.42)	(0.10)	(0.10)	(0.20)	10.02	(4.04)	7.08	0.34	1.15 [7]	107	18
08-31-2014 [10]	10.00	(0.02)	0.66	0.64	—	—	—	10.64	6.40 [8]	21.02 [9]	0.60 [9]	(0.41) [9]	106	24
Class R3
02-28-2019 [6]	12.17	0.19 [7]	(0.71)	(0.52)	(0.14)	(0.89)	(1.03)	10.62	(3.22) [8]	0.93 [9]	0.68 [9]	3.33 [7,9]	27	17
08-31-2018	11.58	0.09 [7]	1.14	1.23	(0.14)	(0.50)	(0.64)	12.17	10.85	0.87	0.61	0.80 [7]	212	14
08-31-2017	10.45	0.12 [7]	1.45	1.57	(0.12)	(0.32)	(0.44)	11.58	15.61	0.84	0.55	1.06 [7]	187	33
08-31-2016	10.00	0.10 [7]	0.60	0.70	(0.10)	(0.15)	(0.25)	10.45	7.05	0.95	0.55	1.03 [7]	120	7
08-31-2015	10.64	0.09 [7]	(0.54)	(0.45)	(0.09)	(0.10)	(0.19)	10.00	(4.34)	7.15	0.56	0.89 [7]	124	18
08-31-2014 [10]	10.00	(0.03)	0.67	0.64	—	—	—	10.64	6.40 [8]	21.60 [9]	0.75 [9]	(0.56) [9]	106	24
Class R4
02-28-2019 [6]	12.22	0.17 [7]	(0.68)	(0.51)	(0.19)	(0.89)	(1.08)	10.63	(3.05) [8]	0.52 [9]	0.16 [9]	3.06 [7,9]	44	17
08-31-2018	11.62	0.14 [7]	1.14	1.28	(0.18)	(0.50)	(0.68)	12.22	11.32	0.52	0.16	1.18 [7]	51	14
08-31-2017	10.48	0.17 [7]	1.45	1.62	(0.16)	(0.32)	(0.48)	11.62	16.10	0.56	0.17	1.57 [7]	117	33
08-31-2016	10.03	0.15 [7]	0.58	0.73	(0.13)	(0.15)	(0.28)	10.48	7.42	0.67	0.17	1.51 [7]	105	7
08-31-2015	10.65	0.14 [7]	(0.54)	(0.40)	(0.12)	(0.10)	(0.22)	10.03	(3.86)	7.30	0.19	1.34 [7]	100	18
08-31-2014 [10]	10.00	(0.01)	0.66	0.65	—	—	—	10.65	6.50 [8]	21.13 [9]	0.35 [9]	(0.17) [9]	106	24
Class R5
02-28-2019 [6]	12.23	0.15 [7]	(0.65)	(0.50)	(0.20)	(0.89)	(1.09)	10.64	(2.97) [8]	0.33 [9]	0.07 [9]	2.66 [7,9]	66	17
08-31-2018	11.64	0.17 [7]	1.12	1.29	(0.20)	(0.50)	(0.70)	12.23	11.35	0.31	0.05	1.43 [7]	223	14
08-31-2017	10.50	0.17 [7]	1.47	1.64	(0.18)	(0.32)	(0.50)	11.64	16.24	0.32	0.03	1.57 [7]	157	33
08-31-2016	10.04	0.16 [7]	0.59	0.75	(0.14)	(0.15)	(0.29)	10.50	7.62	0.42	0.02	1.63 [7]	118	7
08-31-2015	10.66	0.16 [7]	(0.55)	(0.39)	(0.13)	(0.10)	(0.23)	10.04	(3.71)	7.09	0.03	1.51 [7]	101	18
08-31-2014 [10]	10.00	— [13]	0.66	0.66	—	—	—	10.66	6.60 [8]	21.19 [9]	0.15 [9]	0.03 [9]	106	24
Class R6
02-28-2019 [6]	12.23	0.18 [7]	(0.67)	(0.49)	(0.21)	(0.89)	(1.10)	10.64	(2.90) [8]	0.27 [9]	— [9]	3.34 [7,9]	5,407	17
08-31-2018	11.63	0.13 [7]	1.17	1.30	(0.20)	(0.50)	(0.70)	12.23	11.48	0.27	—	1.07 [7]	3,277	14
08-31-2017	10.49	0.17 [7]	1.47	1.64	(0.18)	(0.32)	(0.50)	11.63	16.28	0.31	—	1.58 [7]	463	33
08-31-2016	10.04	0.12 [7]	0.63	0.75	(0.15)	(0.15)	(0.30)	10.49	7.58	0.42	—	1.45 [7]	362	7
08-31-2015	10.67	0.13 [7]	(0.52)	(0.39)	(0.14)	(0.10)	(0.24)	10.04	(3.76)	6.34	—	1.28 [7]	177	18
08-31-2014 [10]	10.00	— [13]	0.67	0.67	—	—	—	10.67	6.70 [8]	23.05 [9]	0.10 [9]	0.09 [9]	106	24
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	49

Financial highlights continued
Multimanager 2055 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-28-2019 [6]	12.23	0.17 [7]	(0.67)	(0.50)	(0.20)	(0.89)	(1.09)	10.64	(2.95) [8]	0.31 [9]	0.05 [9]	3.09 [7,9]	171,514	17
08-31-2018	11.63	0.19 [7]	1.11	1.30	(0.20)	(0.50)	(0.70)	12.23	11.42	0.31	0.05	1.57 [7]	170,628	14
08-31-2017	10.49	0.18 [7]	1.45	1.63	(0.17)	(0.32)	(0.49)	11.63	16.22	0.34	0.05	1.61 [7]	135,851	33
08-31-2016	10.03	0.12 [7]	0.63	0.75	(0.14)	(0.15)	(0.29)	10.49	7.63	0.45	0.05	1.39 [7]	101,710	7
08-31-2015	10.66	0.11 [7]	(0.51)	(0.40)	(0.13)	(0.10)	(0.23)	10.03	(3.80)	0.95	0.05	1.02 [7]	44,994	18
08-31-2014 [10]	10.00	— [13]	0.66	0.66	—	—	—	10.66	6.60 [8]	5.88 [9]	0.15 [9]	0.04 [9]	6,679	24

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Accordingly, a significant portion of income is recorded in December.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-28-19. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.01, $0.02, $0.02, $0.01 and $0.01 per share and 0.18%, 0.19%, 0.19%, 0.12% and 0.09%, for the periods ended 2-28-19, 8-31-18, 8-31-17, 8-31-16 and 8-31-15, respectively.
[8] Not annualized.
[9] Annualized.
[10] Period from 3-26-14 (commencement of operations) to 8-31-14.
[11] The inception date for Class I shares is 3-27-15.
[12] Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
[13] Less than $0.005 per share.
50	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2050 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-28-2019 [6]	13.29	0.16 [7]	(0.72)	(0.56)	(0.17)	(1.12)	(1.29)	11.44	(3.11) [8]	0.61 [9]	0.41 [9]	2.70 [7,9]	51,733	17
08-31-2018	12.73	0.16 [7]	1.20	1.36	(0.17)	(0.63)	(0.80)	13.29	11.00	0.59	0.41	1.22 [7]	53,484	18
08-31-2017	11.65	0.14 [7]	1.62	1.76	(0.16)	(0.52)	(0.68)	12.73	15.87	0.59	0.42	1.18 [7]	42,799	38
08-31-2016	11.42	0.11 [7]	0.68	0.79	(0.13)	(0.43)	(0.56)	11.65	7.16	0.59	0.43	1.10 [7]	24,261	11
08-31-2015	12.44	0.12 [7]	(0.62)	(0.50)	(0.11)	(0.41)	(0.52)	11.42	(4.21)	0.61	0.45	0.95 [7]	14,346	11
08-31-2014	10.73	0.05	2.04	2.09	(0.10)	(0.28)	(0.38)	12.44	19.70	0.90	0.60	0.43	8,305	10
Class I
02-28-2019 [6]	13.32	0.21 [7]	(0.75)	(0.54)	(0.21)	(1.12)	(1.33)	11.45	(2.91) [8]	0.33 [9]	0.13 [9]	3.63 [7,9]	151	17
08-31-2018	12.75	0.18 [7]	1.23	1.41	(0.21)	(0.63)	(0.84)	13.32	11.29	0.29	0.11	1.34 [7]	61	18
08-31-2017	11.68	0.19 [7]	1.59	1.78	(0.19)	(0.52)	(0.71)	12.75	16.19	0.28	0.11	1.59 [7]	116	38
08-31-2016	11.44	0.18 [7]	0.66	0.84	(0.17)	(0.43)	(0.60)	11.68	7.58	0.28	0.11	1.55 [7]	97	11
08-31-2015 [10]	11.99	0.01 [7]	(0.56)	(0.55)	—	—	—	11.44	(4.59) [8]	0.28 [9]	0.10 [9]	0.22 [7,9]	95	11 [11]
Class R1
02-28-2019 [6]	13.25	0.14 [7]	(0.71)	(0.57)	(0.13)	(1.12)	(1.25)	11.43	(3.23) [8]	0.95 [9]	0.76 [9]	2.35 [7,9]	1,444	17
08-31-2018	12.70	0.11 [7]	1.20	1.31	(0.13)	(0.63)	(0.76)	13.25	10.58	0.94	0.76	0.86 [7]	1,380	18
08-31-2017	11.63	0.10 [7]	1.61	1.71	(0.12)	(0.52)	(0.64)	12.70	15.47	0.95	0.75	0.81 [7]	1,060	38
08-31-2016	11.40	0.09 [7]	0.67	0.76	(0.10)	(0.43)	(0.53)	11.63	6.88	0.87	0.71	0.77 [7]	696	11
08-31-2015	12.43	0.05 [7]	(0.59)	(0.54)	(0.08)	(0.41)	(0.49)	11.40	(4.54)	1.56	0.72	0.44 [7]	638	11
08-31-2014	10.72	0.07	1.99	2.06	(0.07)	(0.28)	(0.35)	12.43	19.44	4.80	0.86	0.59	409	10
Class R2
02-28-2019 [6]	13.29	0.15 [7]	(0.73)	(0.58)	(0.15)	(1.12)	(1.27)	11.44	(3.22) [8]	0.71 [9]	0.51 [9]	2.59 [7,9]	1,026	17
08-31-2018	12.73	0.14 [7]	1.21	1.35	(0.16)	(0.63)	(0.79)	13.29	10.92	0.71	0.53	1.07 [7]	996	18
08-31-2017	11.65	0.12 [7]	1.63	1.75	(0.15)	(0.52)	(0.67)	12.73	15.79	0.67	0.50	1.00 [7]	840	38
08-31-2016	11.42	0.10 [7]	0.68	0.78	(0.12)	(0.43)	(0.55)	11.65	7.08	0.63	0.47	0.98 [7]	498	11
08-31-2015	12.44	0.13 [7]	(0.63)	(0.50)	(0.11)	(0.41)	(0.52)	11.42	(4.21)	1.60	0.50	1.06 [7]	265	11
08-31-2014	10.73	0.08	2.01	2.09	(0.10)	(0.28)	(0.38)	12.44	19.70	5.16	0.61	0.71	458	10
Class R3
02-28-2019 [6]	13.27	0.16 [7]	(0.74)	(0.58)	(0.14)	(1.12)	(1.26)	11.43	(3.23) [8]	0.87 [9]	0.67 [9]	2.73 [7,9]	666	17
08-31-2018	12.70	0.14 [7]	1.20	1.34	(0.14)	(0.63)	(0.77)	13.27	10.85	0.82	0.63	1.08 [7]	1,184	18
08-31-2017	11.64	0.12 [7]	1.60	1.72	(0.14)	(0.52)	(0.66)	12.70	15.53	0.86	0.65	1.00 [7]	819	38
08-31-2016	11.41	0.09 [7]	0.69	0.78	(0.12)	(0.43)	(0.55)	11.64	7.03	0.74	0.57	0.92 [7]	573	11
08-31-2015	12.43	0.10 [7]	(0.62)	(0.52)	(0.09)	(0.41)	(0.50)	11.41	(4.36)	2.62	0.58	0.80 [7]	158	11
08-31-2014	10.73	0.05	2.01	2.06	(0.08)	(0.28)	(0.36)	12.43	19.44	11.01	0.75	0.43	184	10
Class R4
02-28-2019 [6]	13.30	0.18 [7]	(0.73)	(0.55)	(0.19)	(1.12)	(1.31)	11.44	(3.00) [8]	0.56 [9]	0.26 [9]	2.99 [7,9]	788	17
08-31-2018	12.74	0.18 [7]	1.21	1.39	(0.20)	(0.63)	(0.83)	13.30	11.17	0.54	0.26	1.39 [7]	665	18
08-31-2017	11.67	0.18 [7]	1.59	1.77	(0.18)	(0.52)	(0.70)	12.74	15.98	0.51	0.24	1.52 [7]	467	38
08-31-2016	11.44	0.16 [7]	0.66	0.82	(0.16)	(0.43)	(0.59)	11.67	7.41	0.50	0.23	1.40 [7]	424	11
08-31-2015	12.46	0.09 [7]	(0.56)	(0.47)	(0.14)	(0.41)	(0.55)	11.44	(3.97)	2.22	0.22	0.76 [7]	319	11
08-31-2014	10.75	0.12	1.99	2.11	(0.12)	(0.28)	(0.40)	12.46	19.94	12.39	0.35	0.99	131	10
Class R5
02-28-2019 [6]	13.34	0.16 [7]	(0.72)	(0.56)	(0.21)	(1.12)	(1.33)	11.45	(3.00) [8]	0.26 [9]	0.06 [9]	2.47 [7,9]	27	17
08-31-2018	12.77	0.15 [7]	1.27	1.42	(0.22)	(0.63)	(0.85)	13.34	11.44	0.22	0.04	1.16 [7]	277	18
08-31-2017	11.69	0.20 [7]	1.60	1.80	(0.20)	(0.52)	(0.72)	12.77	16.29	0.20	0.03	1.68 [7]	185	38
08-31-2016	11.45	0.16 [7]	0.69	0.85	(0.18)	(0.43)	(0.61)	11.69	7.65	0.18	0.02	1.56 [7]	166	11
08-31-2015	12.48	0.19 [7]	(0.65)	(0.46)	(0.16)	(0.41)	(0.57)	11.45	(3.85)	3.52	0.01	1.55 [7]	122	11
08-31-2014	10.76	0.16	1.98	2.14	(0.14)	(0.28)	(0.42)	12.48	20.23	1.80	0.16	1.39	131	10
Class R6
02-28-2019 [6]	13.34	0.18 [7]	(0.73)	(0.55)	(0.22)	(1.12)	(1.34)	11.45	(2.93) [8]	0.21 [9]	— [9]	3.14 [7,9]	16,820	17
08-31-2018	12.77	0.18 [7]	1.25	1.43	(0.23)	(0.63)	(0.86)	13.34	11.48	0.19	—	1.40 [7]	8,508	18
08-31-2017	11.69	0.19 [7]	1.62	1.81	(0.21)	(0.52)	(0.73)	12.77	16.31	0.18	—	1.57 [7]	3,528	38
08-31-2016	11.46	0.16 [7]	0.68	0.84	(0.18)	(0.43)	(0.61)	11.69	7.62	0.18	—	1.53 [7]	3,185	11
08-31-2015	12.48	0.16 [7]	(0.60)	(0.44)	(0.17)	(0.41)	(0.58)	11.46	(3.72)	0.41	—	1.36 [7]	2,085	11
08-31-2014	10.76	0.08	2.07	2.15	(0.15)	(0.28)	(0.43)	12.48	20.29	2.34	0.11	0.64	1,223	10
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	51

Financial highlights continued
Multimanager 2050 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-28-2019 [6]	13.32	0.18 [7]	(0.73)	(0.55)	(0.21)	(1.12)	(1.33)	11.44	(2.92) [8]	0.24 [9]	0.05 [9]	3.06 [7,9]	322,446	17
08-31-2018	12.75	0.21 [7]	1.21	1.42	(0.22)	(0.63)	(0.85)	13.32	11.44	0.23	0.05	1.60 [7]	339,982	18
08-31-2017	11.68	0.20 [7]	1.59	1.79	(0.20)	(0.52)	(0.72)	12.75	16.18	0.22	0.05	1.68 [7]	318,895	38
08-31-2016	11.44	0.17 [7]	0.67	0.84	(0.17)	(0.43)	(0.60)	11.68	7.67	0.22	0.05	1.54 [7]	305,789	11
08-31-2015	12.47	0.17 [7]	(0.63)	(0.46)	(0.16)	(0.41)	(0.57)	11.44	(3.86)	0.19	0.05	1.42 [7]	258,387	11
08-31-2014	10.76	0.12	2.01	2.13	(0.14)	(0.28)	(0.42)	12.47	20.14	0.17	0.16	1.03	232,040	10

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Accordingly, a significant portion of income is recorded in December.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-28-19. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.01, $0.02, $0.02, $0.01 and $0.01 per share and 0.17%, 0.18%, 0.19%, 0.11% and 0.08%, for the periods ended 2-28-19, 8-31-18, 8-31-17, 8-31-16 and 8-31-15, respectively.
[8] Not annualized.
[9] Annualized.
[10] The inception date for Class I shares is 3-27-15.
[11] Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
52	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2045 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-28-2019 [6]	12.40	0.15 [7]	(0.70)	(0.55)	(0.16)	(1.18)	(1.34)	10.51	(3.13) [8]	0.58 [9]	0.41 [9]	2.72 [7,9]	102,517	18
08-31-2018	12.17	0.15 [7]	1.16	1.31	(0.16)	(0.92)	(1.08)	12.40	11.12	0.56	0.41	1.26 [7]	108,685	19
08-31-2017	11.24	0.14 [7]	1.54	1.68	(0.15)	(0.60)	(0.75)	12.17	15.83	0.56	0.42	1.24 [7]	98,637	30
08-31-2016	11.14	0.12 [7]	0.65	0.77	(0.13)	(0.54)	(0.67)	11.24	7.18	0.55	0.43	1.15 [7]	70,954	15
08-31-2015	12.27	0.13 [7]	(0.63)	(0.50)	(0.11)	(0.52)	(0.63)	11.14	(4.28)	0.54	0.44	1.06 [7]	52,732	12
08-31-2014	10.65	0.08	1.99	2.07	(0.10)	(0.35)	(0.45)	12.27	19.71	0.59	0.58	0.68	44,703	14
Class I
02-28-2019 [6]	12.48	0.17 [7]	(0.72)	(0.55)	(0.19)	(1.18)	(1.37)	10.56	(2.96) [8]	0.30 [9]	0.13 [9]	3.04 [7,9]	75	18
08-31-2018	12.25	0.15 [7]	1.20	1.35	(0.20)	(0.92)	(1.12)	12.48	11.37	0.27	0.11	1.18 [7]	81	19
08-31-2017	11.31	0.19 [7]	1.54	1.73	(0.19)	(0.60)	(0.79)	12.25	16.20	0.25	0.11	1.67 [7]	118	30
08-31-2016	11.20	0.18 [7]	0.64	0.82	(0.17)	(0.54)	(0.71)	11.31	7.58	0.24	0.11	1.57 [7]	96	15
08-31-2015 [10]	11.74	0.01 [7]	(0.55)	(0.54)	—	—	—	11.20	(4.60) [8]	0.22 [9]	0.11 [9]	0.22 [7,9]	95	12 [11]
Class R1
02-28-2019 [6]	12.35	0.13 [7]	(0.69)	(0.56)	(0.12)	(1.18)	(1.30)	10.49	(3.26) [8]	0.90 [9]	0.73 [9]	2.40 [7,9]	1,843	18
08-31-2018	12.13	0.11 [7]	1.15	1.26	(0.12)	(0.92)	(1.04)	12.35	10.71	0.89	0.73	0.91 [7]	2,033	19
08-31-2017	11.20	0.14 [7]	1.51	1.65	(0.12)	(0.60)	(0.72)	12.13	15.51	0.90	0.75	1.19 [7]	1,820	30
08-31-2016	11.10	0.12 [7]	0.61	0.73	(0.09)	(0.54)	(0.63)	11.20	6.84	0.91	0.75	1.04 [7]	1,955	15
08-31-2015	12.23	0.07 [7]	(0.60)	(0.53)	(0.08)	(0.52)	(0.60)	11.10	(4.54)	1.01	0.75	0.59 [7]	2,083	12
08-31-2014	10.62	0.05	1.98	2.03	(0.07)	(0.35)	(0.42)	12.23	19.39	2.00	0.83	0.44	1,447	14
Class R2
02-28-2019 [6]	12.43	0.15 [7]	(0.71)	(0.56)	(0.14)	(1.18)	(1.32)	10.55	(3.20) [8]	0.68 [9]	0.51 [9]	2.72 [7,9]	2,354	18
08-31-2018	12.21	0.12 [7]	1.17	1.29	(0.15)	(0.92)	(1.07)	12.43	10.90	0.67	0.51	0.95 [7]	2,404	19
08-31-2017	11.27	0.11 [7]	1.58	1.69	(0.15)	(0.60)	(0.75)	12.21	15.80	0.65	0.50	0.95 [7]	1,653	30
08-31-2016	11.16	0.10 [7]	0.67	0.77	(0.12)	(0.54)	(0.66)	11.27	7.18	0.64	0.50	0.95 [7]	822	15
08-31-2015	12.30	0.11 [7]	(0.62)	(0.51)	(0.11)	(0.52)	(0.63)	11.16	(4.36)	1.36	0.50	0.94 [7]	464	12
08-31-2014	10.67	0.08	2.00	2.08	(0.10)	(0.35)	(0.45)	12.30	19.76	3.96	0.58	0.69	524	14
Class R3
02-28-2019 [6]	12.36	0.15 [7]	(0.70)	(0.55)	(0.13)	(1.18)	(1.31)	10.50	(3.20) [8]	0.83 [9]	0.66 [9]	2.64 [7,9]	718	18
08-31-2018	12.14	0.13 [7]	1.15	1.28	(0.14)	(0.92)	(1.06)	12.36	10.81	0.82	0.66	1.05 [7]	1,217	19
08-31-2017	11.22	0.14 [7]	1.51	1.65	(0.13)	(0.60)	(0.73)	12.14	15.50	0.80	0.65	1.24 [7]	1,209	30
08-31-2016	11.11	0.19 [7]	0.56	0.75	(0.10)	(0.54)	(0.64)	11.22	7.04	0.79	0.65	1.55 [7]	1,362	15
08-31-2015	12.25	0.10 [7]	(0.63)	(0.53)	(0.09)	(0.52)	(0.61)	11.11	(4.51)	0.90	0.65	0.81 [7]	2,070	12
08-31-2014	10.63	0.06	1.99	2.05	(0.08)	(0.35)	(0.43)	12.25	19.58	1.69	0.73	0.50	2,027	14
Class R4
02-28-2019 [6]	12.43	0.15 [7]	(0.69)	(0.54)	(0.18)	(1.18)	(1.36)	10.53	(3.06) [8]	0.53 [9]	0.26 [9]	2.69 [7,9]	158	18
08-31-2018	12.20	0.22 [7]	1.11	1.33	(0.18)	(0.92)	(1.10)	12.43	11.23	0.52	0.26	1.79 [7]	263	19
08-31-2017	11.27	0.15 [7]	1.55	1.70	(0.17)	(0.60)	(0.77)	12.20	16.00	0.50	0.25	1.33 [7]	489	30
08-31-2016	11.16	0.18 [7]	0.62	0.80	(0.15)	(0.54)	(0.69)	11.27	7.46	0.48	0.25	1.58 [7]	559	15
08-31-2015	12.30	0.17 [7]	(0.65)	(0.48)	(0.14)	(0.52)	(0.66)	11.16	(4.12)	0.73	0.25	1.39 [7]	629	12
08-31-2014	10.67	0.10	2.00	2.10	(0.12)	(0.35)	(0.47)	12.30	20.04	2.05	0.33	0.89	1,215	14
Class R5
02-28-2019 [6]	12.50	0.17 [7]	(0.71)	(0.54)	(0.20)	(1.18)	(1.38)	10.58	(3.00) [8]	0.23 [9]	0.06 [9]	3.08 [7,9]	1,392	18
08-31-2018	12.27	0.19 [7]	1.17	1.36	(0.21)	(0.92)	(1.13)	12.50	11.42	0.21	0.06	1.53 [7]	2,729	19
08-31-2017	11.32	0.20 [7]	1.55	1.75	(0.20)	(0.60)	(0.80)	12.27	16.35	0.21	0.05	1.70 [7]	1,408	30
08-31-2016	11.22	0.16 [7]	0.65	0.81	(0.17)	(0.54)	(0.71)	11.32	7.56	0.19	0.05	1.51 [7]	1,917	15
08-31-2015	12.36	0.17 [7]	(0.63)	(0.46)	(0.16)	(0.52)	(0.68)	11.22	(3.90)	0.40	0.05	1.42 [7]	1,638	12
08-31-2014	10.72	0.12	2.01	2.13	(0.14)	(0.35)	(0.49)	12.36	20.27	1.36	0.13	1.01	1,399	14
Class R6
02-28-2019 [6]	12.48	0.20 [7]	(0.73)	(0.53)	(0.21)	(1.18)	(1.39)	10.56	(2.92) [8]	0.18 [9]	— [9]	3.63 [7,9]	28,565	18
08-31-2018	12.25	0.18 [7]	1.18	1.36	(0.21)	(0.92)	(1.13)	12.48	11.48	0.16	—	1.44 [7]	12,631	19
08-31-2017	11.31	0.16 [7]	1.58	1.74	(0.20)	(0.60)	(0.80)	12.25	16.34	0.15	—	1.40 [7]	4,941	30
08-31-2016	11.20	0.13 [7]	0.70	0.83	(0.18)	(0.54)	(0.72)	11.31	7.72	0.14	—	1.50 [7]	3,314	15
08-31-2015	12.35	0.16 [7]	(0.62)	(0.46)	(0.17)	(0.52)	(0.69)	11.20	(3.94)	0.39	—	1.36 [7]	1,781	12
08-31-2014	10.70	0.14	2.01	2.15	(0.15)	(0.35)	(0.50)	12.35	20.46	0.70	0.08	1.19	1,496	14
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	53

Financial highlights continued
Multimanager 2045 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-28-2019 [6]	12.49	0.17 [7]	(0.71)	(0.54)	(0.20)	(1.18)	(1.38)	10.57	(2.97) [8]	0.22 [9]	0.05 [9]	3.06 [7,9]	605,573	18
08-31-2018	12.25	0.20 [7]	1.17	1.37	(0.21)	(0.92)	(1.13)	12.49	11.52	0.20	0.05	1.63 [7]	669,149	19
08-31-2017	11.31	0.20 [7]	1.54	1.74	(0.20)	(0.60)	(0.80)	12.25	16.27	0.19	0.05	1.70 [7]	669,937	30
08-31-2016	11.21	0.18 [7]	0.63	0.81	(0.17)	(0.54)	(0.71)	11.31	7.56	0.17	0.05	1.59 [7]	712,160	15
08-31-2015	12.35	0.18 [7]	(0.64)	(0.46)	(0.16)	(0.52)	(0.68)	11.21	(3.90)	0.15	0.05	1.49 [7]	705,106	12
08-31-2014	10.71	0.14	1.99	2.13	(0.14)	(0.35)	(0.49)	12.35	20.29	0.14	0.13	1.16	767,166	14

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Accordingly, a significant portion of income is recorded in December.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-28-19. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.01, $0.02, $0.02, $0.01 and $0.01 per share and 0.18%, 0.19%, 0.19%, 0.12% and 0.09%, for the periods ended 2-28-19, 8-31-18, 8-31-17, 8-31-16 and 8-31-15, respectively.
[8] Not annualized.
[9] Annualized.
[10] The inception date for Class I shares is 3-27-15.
[11] Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
54	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2040 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-28-2019 [6]	12.56	0.15 [7]	(0.68)	(0.53)	(0.17)	(1.16)	(1.33)	10.70	(3.00) [8]	0.58 [9]	0.41 [9]	2.73 [7,9]	123,945	18
08-31-2018	12.29	0.16 [7]	1.13	1.29	(0.17)	(0.85)	(1.02)	12.56	10.83	0.56	0.41	1.26 [7]	127,662	19
08-31-2017	11.35	0.14 [7]	1.56	1.70	(0.16)	(0.60)	(0.76)	12.29	15.81	0.56	0.42	1.24 [7]	108,511	32
08-31-2016	11.24	0.12 [7]	0.66	0.78	(0.13)	(0.54)	(0.67)	11.35	7.20	0.55	0.43	1.14 [7]	77,804	14
08-31-2015	12.36	0.13 [7]	(0.63)	(0.50)	(0.11)	(0.51)	(0.62)	11.24	(4.27)	0.54	0.44	1.05 [7]	55,527	12
08-31-2014	10.71	0.08	2.01	2.09	(0.10)	(0.34)	(0.44)	12.36	19.79	0.58	0.58	0.66	45,469	14
Class I
02-28-2019 [6]	12.64	0.17 [7]	(0.69)	(0.52)	(0.20)	(1.16)	(1.36)	10.76	(2.83) [8]	0.30 [9]	0.13 [9]	3.01 [7,9]	111	18
08-31-2018	12.36	0.27 [7]	1.07	1.34	(0.21)	(0.85)	(1.06)	12.64	11.16	0.26	0.11	2.15 [7]	122	19
08-31-2017	11.41	0.19 [7]	1.55	1.74	(0.19)	(0.60)	(0.79)	12.36	16.18	0.25	0.11	1.66 [7]	104	32
08-31-2016	11.30	0.18 [7]	0.63	0.81	(0.16)	(0.54)	(0.70)	11.41	7.51	0.24	0.11	1.57 [7]	96	14
08-31-2015 [10]	11.84	0.01 [7]	(0.55)	(0.54)	—	—	—	11.30	(4.56) [8]	0.22 [9]	0.10 [9]	0.22 [7,9]	95	12 [11]
Class R1
02-28-2019 [6]	12.51	0.13 [7]	(0.67)	(0.54)	(0.13)	(1.16)	(1.29)	10.68	(3.14) [8]	0.92 [9]	0.76 [9]	2.36 [7,9]	2,445	18
08-31-2018	12.24	0.11 [7]	1.14	1.25	(0.13)	(0.85)	(0.98)	12.51	10.50	0.90	0.75	0.86 [7]	2,497	19
08-31-2017	11.31	0.11 [7]	1.54	1.65	(0.12)	(0.60)	(0.72)	12.24	15.39	0.90	0.75	0.92 [7]	2,758	32
08-31-2016	11.20	0.10 [7]	0.64	0.74	(0.09)	(0.54)	(0.63)	11.31	6.86	0.89	0.75	0.89 [7]	2,479	14
08-31-2015	12.33	0.09 [7]	(0.63)	(0.54)	(0.08)	(0.51)	(0.59)	11.20	(4.60)	1.00	0.75	0.75 [7]	2,308	12
08-31-2014	10.69	0.05	2.00	2.05	(0.07)	(0.34)	(0.41)	12.33	19.45	1.62	0.83	0.46	2,258	14
Class R2
02-28-2019 [6]	12.58	0.14 [7]	(0.67)	(0.53)	(0.15)	(1.16)	(1.31)	10.74	(2.98) [8]	0.68 [9]	0.51 [9]	2.56 [7,9]	793	18
08-31-2018	12.31	0.22 [7]	1.06	1.28	(0.16)	(0.85)	(1.01)	12.58	10.71	0.67	0.52	1.77 [7]	651	19
08-31-2017	11.37	0.14 [7]	1.55	1.69	(0.15)	(0.60)	(0.75)	12.31	15.69	0.64	0.50	1.23 [7]	1,288	32
08-31-2016	11.26	0.14 [7]	0.63	0.77	(0.12)	(0.54)	(0.66)	11.37	7.10	0.65	0.50	1.32 [7]	851	14
08-31-2015	12.38	0.13 [7]	(0.63)	(0.50)	(0.11)	(0.51)	(0.62)	11.26	(4.26)	0.88	0.50	1.09 [7]	501	12
08-31-2014	10.73	0.03	2.06	2.09	(0.10)	(0.34)	(0.44)	12.38	19.75	2.11	0.58	0.22	1,489	14
Class R3
02-28-2019 [6]	12.50	0.17 [7]	(0.71)	(0.54)	(0.14)	(1.16)	(1.30)	10.66	(3.11) [8]	0.84 [9]	0.67 [9]	2.94 [7,9]	1,088	18
08-31-2018	12.24	0.12 [7]	1.13	1.25	(0.14)	(0.85)	(0.99)	12.50	10.53	0.81	0.65	0.98 [7]	2,600	19
08-31-2017	11.30	0.14 [7]	1.53	1.67	(0.13)	(0.60)	(0.73)	12.24	15.61	0.80	0.65	1.25 [7]	1,874	32
08-31-2016	11.19	0.16 [7]	0.59	0.75	(0.10)	(0.54)	(0.64)	11.30	6.98	0.79	0.65	1.30 [7]	2,142	14
08-31-2015	12.32	0.10 [7]	(0.63)	(0.53)	(0.09)	(0.51)	(0.60)	11.19	(4.51)	0.87	0.65	0.86 [7]	2,763	12
08-31-2014	10.68	0.08	1.98	2.06	(0.08)	(0.34)	(0.42)	12.32	19.58	1.22	0.73	0.66	3,213	14
Class R4
02-28-2019 [6]	12.57	0.16 [7]	(0.69)	(0.53)	(0.18)	(1.16)	(1.34)	10.70	(2.94) [8]	0.53 [9]	0.26 [9]	2.93 [7,9]	211	18
08-31-2018	12.30	0.22 [7]	1.09	1.31	(0.19)	(0.85)	(1.04)	12.57	10.97	0.50	0.24	1.72 [7]	252	19
08-31-2017	11.36	0.18 [7]	1.54	1.72	(0.18)	(0.60)	(0.78)	12.30	16.00	0.50	0.25	1.54 [7]	345	32
08-31-2016	11.25	0.14 [7]	0.66	0.80	(0.15)	(0.54)	(0.69)	11.36	7.39	0.49	0.25	1.29 [7]	1,098	14
08-31-2015	12.38	0.21 [7]	(0.69)	(0.48)	(0.14)	(0.51)	(0.65)	11.25	(4.10)	0.73	0.25	1.73 [7]	888	12
08-31-2014	10.73	0.10	2.01	2.11	(0.12)	(0.34)	(0.46)	12.38	20.03	1.94	0.33	0.87	1,349	14
Class R5
02-28-2019 [6]	12.65	0.17 [7]	(0.69)	(0.52)	(0.21)	(1.16)	(1.37)	10.76	(2.86) [8]	0.23 [9]	0.06 [9]	2.83 [7,9]	199	18
08-31-2018	12.37	0.21 [7]	1.14	1.35	(0.22)	(0.85)	(1.07)	12.65	11.22	0.21	0.06	1.65 [7]	830	19
08-31-2017	11.42	0.20 [7]	1.55	1.75	(0.20)	(0.60)	(0.80)	12.37	16.25	0.20	0.05	1.72 [7]	818	32
08-31-2016	11.31	0.25 [7]	0.57	0.82	(0.17)	(0.54)	(0.71)	11.42	7.58	0.19	0.05	2.00 [7]	1,425	14
08-31-2015	12.44	0.18 [7]	(0.64)	(0.46)	(0.16)	(0.51)	(0.67)	11.31	(3.89)	0.29	0.05	1.48 [7]	2,411	12
08-31-2014	10.77	0.16	2.00	2.16	(0.15)	(0.34)	(0.49)	12.44	20.36	0.57	0.13	1.33	2,271	14
Class R6
02-28-2019 [6]	12.63	0.21 [7]	(0.73)	(0.52)	(0.21)	(1.16)	(1.37)	10.74	(2.79) [8]	0.18 [9]	— [9]	3.77 [7,9]	31,472	18
08-31-2018	12.35	0.18 [7]	1.17	1.35	(0.22)	(0.85)	(1.07)	12.63	11.29	0.16	—	1.43 [7]	14,476	19
08-31-2017	11.41	0.18 [7]	1.57	1.75	(0.21)	(0.60)	(0.81)	12.35	16.24	0.15	—	1.53 [7]	4,053	32
08-31-2016	11.29	0.16 [7]	0.68	0.84	(0.18)	(0.54)	(0.72)	11.41	7.74	0.14	—	1.64 [7]	3,376	14
08-31-2015	12.42	0.15 [7]	(0.60)	(0.45)	(0.17)	(0.51)	(0.68)	11.29	(3.85)	0.41	—	1.29 [7]	1,762	12
08-31-2014	10.76	0.14	2.01	2.15	(0.15)	(0.34)	(0.49)	12.42	20.34	0.70	0.08	1.16	1,232	14
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	55

Financial highlights continued
Multimanager 2040 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-28-2019 [6]	12.64	0.17 [7]	(0.69)	(0.52)	(0.21)	(1.16)	(1.37)	10.75	(2.85) [8]	0.22 [9]	0.05 [9]	3.09 [7,9]	663,962	18
08-31-2018	12.36	0.21 [7]	1.14	1.35	(0.22)	(0.85)	(1.07)	12.64	11.23	0.20	0.05	1.65 [7]	722,948	19
08-31-2017	11.41	0.20 [7]	1.55	1.75	(0.20)	(0.60)	(0.80)	12.36	16.26	0.19	0.05	1.70 [7]	722,764	32
08-31-2016	11.30	0.18 [7]	0.64	0.82	(0.17)	(0.54)	(0.71)	11.41	7.59	0.17	0.05	1.58 [7]	753,738	14
08-31-2015	12.43	0.18 [7]	(0.64)	(0.46)	(0.16)	(0.51)	(0.67)	11.30	(3.89)	0.15	0.05	1.49 [7]	737,363	12
08-31-2014	10.77	0.14	2.01	2.15	(0.15)	(0.34)	(0.49)	12.43	20.27	0.14	0.13	1.16	796,874	14

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Accordingly, a significant portion of income is recorded in December.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-28-19. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.01, $0.02, $0.02, $0.01 and $0.01 per share and 0.18% 0.19%, 0.19%, 0.12% and 0.09%, for the periods ended 2-28-19, 8-31-18, 8-31-17, 8-31-16 and 8-31-15, respectively.
[8] Not annualized.
[9] Annualized.
[10] The inception date for Class I shares is 3-27-15.
[11] Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
56	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2035 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-28-2019 [6]	12.38	0.16 [7]	(0.64)	(0.48)	(0.18)	(1.08)	(1.26)	10.64	(2.74) [8]	0.58 [9]	0.41 [9]	2.83 [7,9]	146,338	18
08-31-2018	12.28	0.17 [7]	1.02	1.19	(0.18)	(0.91)	(1.09)	12.38	10.05	0.56	0.41	1.38 [7]	152,404	19
08-31-2017	11.40	0.16 [7]	1.46	1.62	(0.16)	(0.58)	(0.74)	12.28	15.05	0.55	0.42	1.38 [7]	125,348	35
08-31-2016	11.31	0.13 [7]	0.64	0.77	(0.13)	(0.55)	(0.68)	11.40	7.12	0.54	0.43	1.23 [7]	89,978	18
08-31-2015	12.42	0.13 [7]	(0.64)	(0.51)	(0.11)	(0.49)	(0.60)	11.31	(4.23)	0.54	0.44	1.08 [7]	66,902	12
08-31-2014	10.78	0.09	1.99	2.08	(0.10)	(0.34)	(0.44)	12.42	19.57	0.59	0.58	0.74	55,885	14
Class I
02-28-2019 [6]	12.46	0.16 [7]	(0.62)	(0.46)	(0.22)	(1.08)	(1.30)	10.70	(2.55) [8]	0.30 [9]	0.14 [9]	2.73 [7,9]	30	18
08-31-2018	12.36	0.21 [7]	1.02	1.23	(0.22)	(0.91)	(1.13)	12.46	10.30	0.26	0.11	1.72 [7]	347	19
08-31-2017	11.47	0.19 [7]	1.48	1.67	(0.20)	(0.58)	(0.78)	12.36	15.41	0.24	0.11	1.62 [7]	273	35
08-31-2016	11.38	0.19 [7]	0.62	0.81	(0.17)	(0.55)	(0.72)	11.47	7.43	0.23	0.11	1.64 [7]	96	18
08-31-2015 [10]	11.92	0.01 [7]	(0.55)	(0.54)	—	—	—	11.38	(4.53) [8]	0.22 [9]	0.10 [9]	0.27 [7,9]	95	12 [11]
Class R1
02-28-2019 [6]	12.33	0.13 [7]	(0.62)	(0.49)	(0.14)	(1.08)	(1.22)	10.62	(2.82) [8]	0.90 [9]	0.74 [9]	2.44 [7,9]	5,698	18
08-31-2018	12.24	0.14 [7]	1.00	1.14	(0.14)	(0.91)	(1.05)	12.33	9.63	0.88	0.73	1.10 [7]	6,470	19
08-31-2017	11.36	0.12 [7]	1.47	1.59	(0.13)	(0.58)	(0.71)	12.24	14.72	0.88	0.75	1.00 [7]	5,658	35
08-31-2016	11.27	0.12 [7]	0.62	0.74	(0.10)	(0.55)	(0.65)	11.36	6.78	0.88	0.75	1.03 [7]	4,233	18
08-31-2015	12.39	0.09 [7]	(0.64)	(0.55)	(0.08)	(0.49)	(0.57)	11.27	(4.57)	0.94	0.75	0.73 [7]	4,451	12
08-31-2014	10.75	0.05	2.00	2.05	(0.07)	(0.34)	(0.41)	12.39	19.35	1.39	0.83	0.44	3,745	14
Class R2
02-28-2019 [6]	12.42	0.15 [7]	(0.63)	(0.48)	(0.17)	(1.08)	(1.25)	10.69	(2.76) [8]	0.68 [9]	0.51 [9]	2.77 [7,9]	1,948	18
08-31-2018	12.32	0.14 [7]	1.04	1.18	(0.17)	(0.91)	(1.08)	12.42	9.91	0.66	0.51	1.17 [7]	2,064	19
08-31-2017	11.44	0.12 [7]	1.50	1.62	(0.16)	(0.58)	(0.74)	12.32	14.91	0.64	0.50	1.02 [7]	1,577	35
08-31-2016	11.34	0.14 [7]	0.64	0.78	(0.13)	(0.55)	(0.68)	11.44	7.11	0.63	0.50	1.23 [7]	639	18
08-31-2015	12.46	0.11 [7]	(0.63)	(0.52)	(0.11)	(0.49)	(0.60)	11.34	(4.30)	1.32	0.50	0.91 [7]	486	12
08-31-2014	10.81	0.09	2.00	2.09	(0.10)	(0.34)	(0.44)	12.46	19.61	5.07	0.58	0.72	605	14
Class R3
02-28-2019 [6]	12.35	0.14 [7]	(0.62)	(0.48)	(0.15)	(1.08)	(1.23)	10.64	(2.77) [8]	0.82 [9]	0.66 [9]	2.51 [7,9]	1,969	18
08-31-2018	12.26	0.15 [7]	1.00	1.15	(0.15)	(0.91)	(1.06)	12.35	9.72	0.81	0.66	1.23 [7]	2,069	19
08-31-2017	11.38	0.15 [7]	1.45	1.60	(0.14)	(0.58)	(0.72)	12.26	14.81	0.80	0.65	1.26 [7]	2,157	35
08-31-2016	11.29	0.13 [7]	0.62	0.75	(0.11)	(0.55)	(0.66)	11.38	6.88	0.77	0.65	1.16 [7]	2,144	18
08-31-2015	12.41	0.12 [7]	(0.65)	(0.53)	(0.10)	(0.49)	(0.59)	11.29	(4.47)	0.88	0.65	1.01 [7]	2,009	12
08-31-2014	10.77	0.07	1.99	2.06	(0.08)	(0.34)	(0.42)	12.41	19.42	1.37	0.73	0.57	2,831	14
Class R4
02-28-2019 [6]	12.44	0.13 [7]	(0.60)	(0.47)	(0.20)	(1.08)	(1.28)	10.69	(2.64) [8]	0.53 [9]	0.26 [9]	2.24 [7,9]	341	18
08-31-2018	12.34	0.19 [7]	1.02	1.21	(0.20)	(0.91)	(1.11)	12.44	10.17	0.50	0.25	1.53 [7]	627	19
08-31-2017	11.46	0.20 [7]	1.44	1.64	(0.18)	(0.58)	(0.76)	12.34	15.18	0.50	0.25	1.68 [7]	509	35
08-31-2016	11.36	0.18 [7]	0.63	0.81	(0.16)	(0.55)	(0.71)	11.46	7.38	0.47	0.25	1.55 [7]	736	18
08-31-2015	12.48	0.16 [7]	(0.65)	(0.49)	(0.14)	(0.49)	(0.63)	11.36	(4.06)	0.65	0.25	1.35 [7]	758	12
08-31-2014	10.83	0.12	2.00	2.12	(0.13)	(0.34)	(0.47)	12.48	19.85	1.57	0.33	0.98	1,536	14
Class R5
02-28-2019 [6]	12.46	0.15 [7]	(0.61)	(0.46)	(0.22)	(1.08)	(1.30)	10.70	(2.50) [8]	0.23 [9]	0.07 [9]	2.58 [7,9]	247	18
08-31-2018	12.36	0.21 [7]	1.02	1.23	(0.22)	(0.91)	(1.13)	12.46	10.36	0.21	0.06	1.71 [7]	1,008	19
08-31-2017	11.48	0.22 [7]	1.45	1.67	(0.21)	(0.58)	(0.79)	12.36	15.39	0.20	0.05	1.84 [7]	796	35
08-31-2016	11.38	0.18 [7]	0.65	0.83	(0.18)	(0.55)	(0.73)	11.48	7.60	0.18	0.05	1.53 [7]	1,153	18
08-31-2015	12.50	0.18 [7]	(0.64)	(0.46)	(0.17)	(0.49)	(0.66)	11.38	(3.86)	0.38	0.05	1.50 [7]	1,358	12
08-31-2014	10.84	0.16	1.99	2.15	(0.15)	(0.34)	(0.49)	12.50	20.15	1.14	0.13	1.33	1,271	14
Class R6
02-28-2019 [6]	12.46	0.19 [7]	(0.65)	(0.46)	(0.23)	(1.08)	(1.31)	10.69	(2.51) [8]	0.18 [9]	— [9]	3.56 [7,9]	33,741	18
08-31-2018	12.35	0.20 [7]	1.05	1.25	(0.23)	(0.91)	(1.14)	12.46	10.51	0.16	—	1.61 [7]	17,412	19
08-31-2017	11.47	0.20 [7]	1.47	1.67	(0.21)	(0.58)	(0.79)	12.35	15.46	0.15	—	1.73 [7]	6,317	35
08-31-2016	11.38	0.10 [7]	0.73	0.83	(0.19)	(0.55)	(0.74)	11.47	7.56	0.13	—	1.39 [7]	4,037	18
08-31-2015	12.50	0.20 [7]	(0.66)	(0.46)	(0.17)	(0.49)	(0.66)	11.38	(3.81)	0.51	—	1.63 [7]	924	12
08-31-2014	10.84	0.16	1.99	2.15	(0.15)	(0.34)	(0.49)	12.50	20.20	0.51	0.08	1.37	1,178	14
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	57

Financial highlights continued
Multimanager 2035 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-28-2019 [6]	12.47	0.18 [7]	(0.65)	(0.47)	(0.22)	(1.08)	(1.30)	10.70	(2.56) [8]	0.21 [9]	0.05 [9]	3.18 [7,9]	832,799	18
08-31-2018	12.36	0.22 [7]	1.02	1.24	(0.22)	(0.91)	(1.13)	12.47	10.45	0.20	0.05	1.78 [7]	915,487	19
08-31-2017	11.47	0.21 [7]	1.47	1.68	(0.21)	(0.58)	(0.79)	12.36	15.49	0.18	0.05	1.82 [7]	917,775	35
08-31-2016	11.38	0.19 [7]	0.63	0.82	(0.18)	(0.55)	(0.73)	11.47	7.50	0.17	0.05	1.65 [7]	962,950	18
08-31-2015	12.50	0.19 [7]	(0.65)	(0.46)	(0.17)	(0.49)	(0.66)	11.38	(3.86)	0.15	0.05	1.54 [7]	959,123	12
08-31-2014	10.84	0.14	2.01	2.15	(0.15)	(0.34)	(0.49)	12.50	20.15	0.14	0.13	1.19	1,038,396	14

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Accordingly, a significant portion of income is recorded in December.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-28-19. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.01, $0.02, $0.02, $0.01 and $0.01 per share and 0.17%, 0.19%, 0.19%, 0.12% and 0.10%, for the periods ended 2-28-19, 8-31-18, 8-31-17, 8-31-16 and 8-31-15, respectively.
[8] Not annualized.
[9] Annualized.
[10] The inception date for Class I shares is 3-27-15.
[11] Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
58	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2030 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-28-2019 [6]	11.87	0.16 [7]	(0.51)	(0.35)	(0.21)	(0.95)	(1.16)	10.36	(1.96) [8]	0.58 [9]	0.41 [9]	3.04 [7,9]	179,715	20
08-31-2018	11.91	0.19 [7]	0.83	1.02	(0.20)	(0.86)	(1.06)	11.87	8.79	0.56	0.41	1.60 [7]	185,975	20
08-31-2017	11.17	0.18 [7]	1.28	1.46	(0.18)	(0.54)	(0.72)	11.91	13.84	0.55	0.42	1.55 [7]	160,943	36
08-31-2016	11.10	0.15 [7]	0.59	0.74	(0.16)	(0.51)	(0.67)	11.17	6.99	0.54	0.43	1.46 [7]	116,337	18
08-31-2015	12.19	0.15 [7]	(0.62)	(0.47)	(0.13)	(0.49)	(0.62)	11.10	(3.98)	0.53	0.44	1.31 [7]	85,386	14
08-31-2014	10.65	0.10	1.87	1.97	(0.12)	(0.31)	(0.43)	12.19	18.80	0.59	0.58	0.90	73,551	15
Class I
02-28-2019 [6]	11.85	0.18 [7]	(0.52)	(0.34)	(0.24)	(0.95)	(1.19)	10.32	(1.80) [8]	0.30 [9]	0.13 [9]	3.37 [7,9]	727	20
08-31-2018	11.90	0.20 [7]	0.84	1.04	(0.23)	(0.86)	(1.09)	11.85	9.01	0.26	0.11	1.70 [7]	755	20
08-31-2017	11.16	0.21 [7]	1.28	1.49	(0.21)	(0.54)	(0.75)	11.90	14.22	0.24	0.11	1.89 [7]	324	36
08-31-2016	11.08	0.11 [7]	0.68	0.79	(0.20)	(0.51)	(0.71)	11.16	7.43	0.23	0.11	1.53 [7]	288	18
08-31-2015 [10]	11.58	0.03 [7]	(0.53)	(0.50)	—	—	—	11.08	(4.32) [8]	0.21 [9]	0.10 [9]	0.50 [7,9]	96	14 [11]
Class R1
02-28-2019 [6]	11.79	0.14 [7]	(0.51)	(0.37)	(0.17)	(0.95)	(1.12)	10.30	(2.15) [8]	0.87 [9]	0.71 [9]	2.66 [7,9]	3,858	20
08-31-2018	11.84	0.15 [7]	0.82	0.97	(0.16)	(0.86)	(1.02)	11.79	8.39	0.89	0.73	1.27 [7]	4,372	20
08-31-2017	11.11	0.13 [7]	1.28	1.41	(0.14)	(0.54)	(0.68)	11.84	13.44	0.90	0.75	1.20 [7]	4,348	36
08-31-2016	11.04	0.10 [7]	0.61	0.71	(0.13)	(0.51)	(0.64)	11.11	6.65	0.86	0.75	1.02 [7]	4,118	18
08-31-2015	12.13	0.13 [7]	(0.63)	(0.50)	(0.10)	(0.49)	(0.59)	11.04	(4.24)	0.95	0.75	1.09 [7]	2,915	14
08-31-2014	10.61	0.08	1.84	1.92	(0.09)	(0.31)	(0.40)	12.13	18.40	1.31	0.83	0.68	3,685	15
Class R2
02-28-2019 [6]	11.79	0.18 [7]	(0.53)	(0.35)	(0.20)	(0.95)	(1.15)	10.29	(1.99) [8]	0.68 [9]	0.51 [9]	3.34 [7,9]	1,480	20
08-31-2018	11.84	0.18 [7]	0.82	1.00	(0.19)	(0.86)	(1.05)	11.79	8.66	0.66	0.51	1.52 [7]	2,347	20
08-31-2017	11.11	0.16 [7]	1.28	1.44	(0.17)	(0.54)	(0.71)	11.84	13.74	0.63	0.50	1.44 [7]	3,254	36
08-31-2016	11.04	0.10 [7]	0.64	0.74	(0.16)	(0.51)	(0.67)	11.11	6.93	0.63	0.50	1.14 [7]	1,988	18
08-31-2015	12.14	0.15 [7]	(0.63)	(0.48)	(0.13)	(0.49)	(0.62)	11.04	(4.08)	0.95	0.50	1.29 [7]	845	14
08-31-2014	10.61	0.10	1.86	1.96	(0.12)	(0.31)	(0.43)	12.14	18.78	2.21	0.58	0.86	1,156	15
Class R3
02-28-2019 [6]	11.80	0.17 [7]	(0.53)	(0.36)	(0.18)	(0.95)	(1.13)	10.31	(2.08) [8]	0.82 [9]	0.65 [9]	3.08 [7,9]	1,261	20
08-31-2018	11.86	0.16 [7]	0.81	0.97	(0.17)	(0.86)	(1.03)	11.80	8.39	0.81	0.66	1.38 [7]	1,628	20
08-31-2017	11.12	0.15 [7]	1.29	1.44	(0.16)	(0.54)	(0.70)	11.86	13.65	0.79	0.65	1.35 [7]	2,879	36
08-31-2016	11.05	0.17 [7]	0.55	0.72	(0.14)	(0.51)	(0.65)	11.12	6.76	0.78	0.65	1.47 [7]	1,822	18
08-31-2015	12.15	0.14 [7]	(0.63)	(0.49)	(0.12)	(0.49)	(0.61)	11.05	(4.22)	0.86	0.65	1.20 [7]	2,210	14
08-31-2014	10.62	0.09	1.85	1.94	(0.10)	(0.31)	(0.41)	12.15	18.59	1.18	0.73	0.82	3,604	15
Class R4
02-28-2019 [6]	11.82	0.18 [7]	(0.53)	(0.35)	(0.22)	(0.95)	(1.17)	10.30	(1.90) [8]	0.53 [9]	0.27 [9]	3.39 [7,9]	408	20
08-31-2018	11.87	0.22 [7]	0.80	1.02	(0.21)	(0.86)	(1.07)	11.82	8.88	0.51	0.25	1.85 [7]	509	20
08-31-2017	11.14	0.20 [7]	1.27	1.47	(0.20)	(0.54)	(0.74)	11.87	13.99	0.50	0.25	1.81 [7]	820	36
08-31-2016	11.07	0.19 [7]	0.57	0.76	(0.18)	(0.51)	(0.69)	11.14	7.20	0.48	0.25	1.72 [7]	995	18
08-31-2015	12.16	0.20 [7]	(0.64)	(0.44)	(0.16)	(0.49)	(0.65)	11.07	(3.75)	0.71	0.25	1.71 [7]	949	14
08-31-2014	10.63	0.13	1.86	1.99	(0.15)	(0.31)	(0.46)	12.16	19.02	1.89	0.33	1.11	1,252	15
Class R5
02-28-2019 [6]	11.85	0.17 [7]	(0.50)	(0.33)	(0.26)	(0.95)	(1.21)	10.31	(1.83) [8]	0.23 [9]	0.06 [9]	3.21 [7,9]	1,034	20
08-31-2018	11.89	0.22 [7]	0.84	1.06	(0.24)	(0.86)	(1.10)	11.85	9.19	0.21	0.06	1.90 [7]	1,902	20
08-31-2017	11.16	0.23 [7]	1.26	1.49	(0.22)	(0.54)	(0.76)	11.89	14.20	0.19	0.05	2.06 [7]	1,305	36
08-31-2016	11.09	0.25 [7]	0.54	0.79	(0.21)	(0.51)	(0.72)	11.16	7.41	0.18	0.05	2.21 [7]	1,775	18
08-31-2015	12.19	0.20 [7]	(0.62)	(0.42)	(0.19)	(0.49)	(0.68)	11.09	(3.63)	0.28	0.05	1.74 [7]	2,356	14
08-31-2014	10.65	0.18	1.84	2.02	(0.17)	(0.31)	(0.48)	12.19	19.30	0.43	0.13	1.54	2,577	15
Class R6
02-28-2019 [6]	11.85	0.19 [7]	(0.53)	(0.34)	(0.25)	(0.95)	(1.20)	10.31	(1.76) [8]	0.18 [9]	— [9]	3.71 [7,9]	43,167	20
08-31-2018	11.89	0.21 [7]	0.85	1.06	(0.24)	(0.86)	(1.10)	11.85	9.24	0.16	—	1.79 [7]	21,191	20
08-31-2017	11.16	0.20 [7]	1.30	1.50	(0.23)	(0.54)	(0.77)	11.89	14.26	0.14	—	1.76 [7]	7,367	36
08-31-2016	11.09	0.16 [7]	0.63	0.79	(0.21)	(0.51)	(0.72)	11.16	7.47	0.13	—	1.81 [7]	4,806	18
08-31-2015	12.19	0.22 [7]	(0.64)	(0.42)	(0.19)	(0.49)	(0.68)	11.09	(3.58)	0.31	—	1.87 [7]	2,028	14
08-31-2014	10.64	0.17	1.86	2.03	(0.17)	(0.31)	(0.48)	12.19	19.47	0.32	0.08	1.44	2,554	15
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	59

Financial highlights continued
Multimanager 2030 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-28-2019 [6]	11.85	0.18 [7]	(0.51)	(0.33)	(0.25)	(0.95)	(1.20)	10.32	(1.83) [8]	0.22 [9]	0.05 [9]	3.39 [7,9]	983,365	20
08-31-2018	11.90	0.23 [7]	0.82	1.05	(0.24)	(0.86)	(1.10)	11.85	9.09	0.20	0.05	1.98 [7]	1,081,097	20
08-31-2017	11.16	0.22 [7]	1.28	1.50	(0.22)	(0.54)	(0.76)	11.90	14.29	0.18	0.05	1.99 [7]	1,098,168	36
08-31-2016	11.09	0.21 [7]	0.58	0.79	(0.21)	(0.51)	(0.72)	11.16	7.41	0.16	0.05	1.89 [7]	1,158,836	18
08-31-2015	12.19	0.20 [7]	(0.62)	(0.42)	(0.19)	(0.49)	(0.68)	11.09	(3.63)	0.15	0.05	1.73 [7]	1,144,249	14
08-31-2014	10.65	0.16	1.86	2.02	(0.17)	(0.31)	(0.48)	12.19	19.30	0.14	0.13	1.39	1,246,619	15

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Accordingly, a significant portion of income is recorded in December.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-28-19. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.01, $0.02, $0.02, $0.01, and $0.01 per share and 0.19%, 0.20%, 0.20%, 0.13% and 0.10% for the periods ended 2-28-19, 8-31-18, 8-31-17, 8-31-16 and 8-31-15, respectively.
[8] Not annualized.
[9] Annualized.
[10] The inception date for Class I shares is 3-27-15.
[11] Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
60	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2025 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-28-2019 [6]	11.46	0.17 [7]	(0.43)	(0.26)	(0.23)	(0.86)	(1.09)	10.11	(1.42) [8]	0.58 [9]	0.41 [9]	3.26 [7,9]	171,830	21
08-31-2018	11.62	0.21 [7]	0.63	0.84	(0.22)	(0.78)	(1.00)	11.46	7.40	0.56	0.41	1.83 [7]	176,446	21
08-31-2017	11.07	0.20 [7]	1.08	1.28	(0.21)	(0.52)	(0.73)	11.62	12.22	0.55	0.42	1.78 [7]	157,054	37
08-31-2016	11.01	0.19 [7]	0.54	0.73	(0.20)	(0.47)	(0.67)	11.07	6.91	0.54	0.43	1.76 [7]	110,938	21
08-31-2015	12.04	0.18 [7]	(0.59)	(0.41)	(0.16)	(0.46)	(0.62)	11.01	(3.59)	0.53	0.44	1.59 [7]	88,278	15
08-31-2014	10.65	0.14	1.68	1.82	(0.14)	(0.29)	(0.43)	12.04	17.38	0.58	0.58	1.18	74,977	15
Class I
02-28-2019 [6]	11.43	0.19 [7]	(0.44)	(0.25)	(0.26)	(0.86)	(1.12)	10.06	(1.26) [8]	0.30 [9]	0.13 [9]	3.68 [7,9]	109	21
08-31-2018	11.59	0.24 [7]	0.63	0.87	(0.25)	(0.78)	(1.03)	11.43	7.73	0.27	0.11	2.09 [7]	81	21
08-31-2017	11.04	0.23 [7]	1.08	1.31	(0.24)	(0.52)	(0.76)	11.59	12.61	0.24	0.11	2.05 [7]	165	37
08-31-2016	10.98	0.24 [7]	0.52	0.76	(0.23)	(0.47)	(0.70)	11.04	7.26	0.22	0.11	2.16 [7]	97	21
08-31-2015 [10]	11.42	0.04 [7]	(0.48)	(0.44)	—	—	—	10.98	(3.85) [8]	0.21 [9]	0.10 [9]	0.83 [7,9]	96	15 [11]
Class R1
02-28-2019 [6]	11.38	0.15 [7]	(0.42)	(0.27)	(0.20)	(0.86)	(1.06)	10.05	(1.55) [8]	0.89 [9]	0.72 [9]	2.90 [7,9]	4,126	21
08-31-2018	11.55	0.18 [7]	0.61	0.79	(0.18)	(0.78)	(0.96)	11.38	7.01	0.87	0.72	1.56 [7]	4,530	21
08-31-2017	11.01	0.16 [7]	1.07	1.23	(0.17)	(0.52)	(0.69)	11.55	11.82	0.86	0.73	1.49 [7]	4,199	37
08-31-2016	10.94	0.20 [7]	0.50	0.70	(0.16)	(0.47)	(0.63)	11.01	6.67	0.88	0.75	1.66 [7]	3,999	21
08-31-2015	11.98	0.14 [7]	(0.59)	(0.45)	(0.13)	(0.46)	(0.59)	10.94	(3.94)	0.92	0.75	1.19 [7]	5,346	15
08-31-2014	10.60	0.11	1.67	1.78	(0.11)	(0.29)	(0.40)	11.98	17.09	1.30	0.83	0.93	4,313	15
Class R2
02-28-2019 [6]	11.39	0.17 [7]	(0.43)	(0.26)	(0.22)	(0.86)	(1.08)	10.05	(1.43) [8]	0.69 [9]	0.51 [9]	3.22 [7,9]	2,610	21
08-31-2018	11.56	0.20 [7]	0.62	0.82	(0.21)	(0.78)	(0.99)	11.39	7.26	0.66	0.50	1.75 [7]	2,723	21
08-31-2017	11.01	0.16 [7]	1.11	1.27	(0.20)	(0.52)	(0.72)	11.56	12.20	0.64	0.50	1.49 [7]	2,593	37
08-31-2016	10.95	0.15 [7]	0.57	0.72	(0.19)	(0.47)	(0.66)	11.01	6.85	0.60	0.49	1.51 [7]	1,324	21
08-31-2015	11.99	0.18 [7]	(0.60)	(0.42)	(0.16)	(0.46)	(0.62)	10.95	(3.70)	1.02	0.50	1.56 [7]	770	15
08-31-2014	10.60	0.12	1.70	1.82	(0.14)	(0.29)	(0.43)	11.99	17.46	2.75	0.58	1.05	912	15
Class R3
02-28-2019 [6]	11.39	0.16 [7]	(0.43)	(0.27)	(0.20)	(0.86)	(1.06)	10.06	(1.50) [8]	0.83 [9]	0.66 [9]	3.00 [7,9]	2,640	21
08-31-2018	11.56	0.18 [7]	0.62	0.80	(0.19)	(0.78)	(0.97)	11.39	7.09	0.81	0.65	1.60 [7]	2,674	21
08-31-2017	11.02	0.19 [7]	1.05	1.24	(0.18)	(0.52)	(0.70)	11.56	11.92	0.80	0.65	1.73 [7]	3,537	37
08-31-2016	10.95	0.18 [7]	0.53	0.71	(0.17)	(0.47)	(0.64)	11.02	6.78	0.77	0.65	1.67 [7]	4,464	21
08-31-2015	12.00	0.18 [7]	(0.63)	(0.45)	(0.14)	(0.46)	(0.60)	10.95	(3.92)	0.83	0.65	1.52 [7]	3,676	15
08-31-2014	10.61	0.12	1.68	1.80	(0.12)	(0.29)	(0.41)	12.00	17.28	1.11	0.73	1.04	4,784	15
Class R4
02-28-2019 [6]	11.44	0.18 [7]	(0.43)	(0.25)	(0.25)	(0.86)	(1.11)	10.08	(1.33) [8]	0.53 [9]	0.26 [9]	3.46 [7,9]	692	21
08-31-2018	11.60	0.22 [7]	0.64	0.86	(0.24)	(0.78)	(1.02)	11.44	7.56	0.52	0.26	1.96 [7]	759	21
08-31-2017	11.05	0.22 [7]	1.08	1.30	(0.23)	(0.52)	(0.75)	11.60	12.45	0.49	0.25	1.99 [7]	785	37
08-31-2016	10.99	0.22 [7]	0.53	0.75	(0.22)	(0.47)	(0.69)	11.05	7.11	0.47	0.25	2.00 [7]	418	21
08-31-2015	12.03	0.22 [7]	(0.61)	(0.39)	(0.19)	(0.46)	(0.65)	10.99	(3.43)	0.67	0.25	1.91 [7]	397	15
08-31-2014	10.63	0.18	1.68	1.86	(0.17)	(0.29)	(0.46)	12.03	17.78	1.51	0.33	1.58	1,388	15
Class R5
02-28-2019 [6]	11.43	0.19 [7]	(0.44)	(0.25)	(0.27)	(0.86)	(1.13)	10.05	(1.30) [8]	0.24 [9]	0.07 [9]	3.56 [7,9]	1,174	21
08-31-2018	11.60	0.23 [7]	0.64	0.87	(0.26)	(0.78)	(1.04)	11.43	7.71	0.21	0.05	2.06 [7]	1,635	21
08-31-2017	11.05	0.27 [7]	1.05	1.32	(0.25)	(0.52)	(0.77)	11.60	12.68	0.19	0.05	2.47 [7]	1,182	37
08-31-2016	10.99	0.23 [7]	0.54	0.77	(0.24)	(0.47)	(0.71)	11.05	7.34	0.18	0.05	2.06 [7]	1,926	21
08-31-2015	12.03	0.23 [7]	(0.60)	(0.37)	(0.21)	(0.46)	(0.67)	10.99	(3.24)	0.31	0.05	1.96 [7]	2,114	15
08-31-2014	10.63	0.21	1.67	1.88	(0.19)	(0.29)	(0.48)	12.03	18.01	0.85	0.13	1.82	1,733	15
Class R6
02-28-2019 [6]	11.42	0.20 [7]	(0.43)	(0.23)	(0.28)	(0.86)	(1.14)	10.05	(1.13) [8]	0.18 [9]	— [9]	3.89 [7,9]	40,374	21
08-31-2018	11.59	0.24 [7]	0.64	0.88	(0.27)	(0.78)	(1.05)	11.42	7.77	0.17	—	2.14 [7]	22,698	21
08-31-2017	11.04	0.21 [7]	1.11	1.32	(0.25)	(0.52)	(0.77)	11.59	12.75	0.14	—	1.88 [7]	8,987	37
08-31-2016	10.98	0.20 [7]	0.57	0.77	(0.24)	(0.47)	(0.71)	11.04	7.40	0.13	—	2.04 [7]	3,830	21
08-31-2015	12.02	0.25 [7]	(0.61)	(0.36)	(0.22)	(0.46)	(0.68)	10.98	(3.20)	0.50	—	2.13 [7]	1,007	15
08-31-2014	10.63	0.21	1.66	1.87	(0.19)	(0.29)	(0.48)	12.02	17.97	0.29	0.08	1.84	1,067	15
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	61

Financial highlights continued
Multimanager 2025 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-28-2019 [6]	11.43	0.19 [7]	(0.43)	(0.24)	(0.27)	(0.86)	(1.13)	10.06	(1.19) [8]	0.22 [9]	0.05 [9]	3.61 [7,9]	1,030,020	21
08-31-2018	11.60	0.25 [7]	0.62	0.87	(0.26)	(0.78)	(1.04)	11.43	7.71	0.20	0.05	2.21 [7]	1,136,209	21
08-31-2017	11.05	0.25 [7]	1.07	1.32	(0.25)	(0.52)	(0.77)	11.60	12.68	0.18	0.05	2.22 [7]	1,176,137	37
08-31-2016	10.99	0.24 [7]	0.53	0.77	(0.24)	(0.47)	(0.71)	11.05	7.34	0.16	0.05	2.20 [7]	1,278,028	21
08-31-2015	12.03	0.23 [7]	(0.60)	(0.37)	(0.21)	(0.46)	(0.67)	10.99	(3.24)	0.15	0.05	2.02 [7]	1,308,200	15
08-31-2014	10.64	0.19	1.68	1.87	(0.19)	(0.29)	(0.48)	12.03	17.89	0.13	0.13	1.65	1,393,300	15

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Accordingly, a significant portion of income is recorded in December.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-28-19. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.01, $0.02, $0.02, $0.01, and $0.01 per share and 0.18%, 0.19%, 0.20%, 0.13% and 0.10%, for the periods ended 2-28-19, 8-31-18, 8-31-17, 8-31-16 and 8-31-15, respectively.
[8] Not annualized.
[9] Annualized.
[10] The inception date for Class I shares is 3-27-15.
[11] Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
62	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2020 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-28-2019 [6]	10.66	0.17 [7]	(0.33)	(0.16)	(0.24)	(0.72)	(0.96)	9.54	(0.75) [8]	0.59 [9]	0.41 [9]	3.43 [7,9]	166,487	21
08-31-2018	10.93	0.22 [7]	0.41	0.63	(0.23)	(0.67)	(0.90)	10.66	5.92	0.57	0.41	2.02 [7]	171,973	19
08-31-2017	10.64	0.22 [7]	0.82	1.04	(0.23)	(0.52)	(0.75)	10.93	10.42	0.55	0.42	2.05 [7]	144,135	35
08-31-2016	10.69	0.21 [7]	0.47	0.68	(0.23)	(0.50)	(0.73)	10.64	6.72	0.54	0.43	2.07 [7]	112,709	20
08-31-2015	11.69	0.22 [7]	(0.60)	(0.38)	(0.19)	(0.43)	(0.62)	10.69	(3.38)	0.54	0.44	1.96 [7]	85,398	18
08-31-2014	10.53	0.16	1.47	1.63	(0.18)	(0.29)	(0.47)	11.69	15.79	0.59	0.58	1.46	77,843	17
Class I
02-28-2019 [6]	10.67	0.18 [7]	(0.33)	(0.15)	(0.27)	(0.72)	(0.99)	9.53	(0.62) [8]	0.31 [9]	0.14 [9]	3.54 [7,9]	267	21
08-31-2018	10.94	0.23 [7]	0.43	0.66	(0.26)	(0.67)	(0.93)	10.67	6.23	0.28	0.11	2.21 [7]	705	19
08-31-2017	10.65	0.24 [7]	0.83	1.07	(0.26)	(0.52)	(0.78)	10.94	10.76	0.24	0.11	2.31 [7]	155	35
08-31-2016	10.69	0.26 [7]	0.46	0.72	(0.26)	(0.50)	(0.76)	10.65	7.16	0.23	0.11	2.47 [7]	99	20
08-31-2015 [10]	11.07	0.06 [7]	(0.44)	(0.38)	—	—	—	10.69	(3.43) [8]	0.22 [9]	0.10 [9]	1.17 [7,9]	97	18 [11]
Class R1
02-28-2019 [6]	10.60	0.16 [7]	(0.32)	(0.16)	(0.21)	(0.72)	(0.93)	9.51	(0.92) [8]	0.87 [9]	0.69 [9]	3.17 [7,9]	4,513	21
08-31-2018	10.88	0.18 [7]	0.40	0.58	(0.19)	(0.67)	(0.86)	10.60	5.49	0.91	0.74	1.71 [7]	4,465	19
08-31-2017	10.59	0.17 [7]	0.83	1.00	(0.19)	(0.52)	(0.71)	10.88	10.09	0.90	0.75	1.57 [7]	4,253	35
08-31-2016	10.64	0.19 [7]	0.45	0.64	(0.19)	(0.50)	(0.69)	10.59	6.38	0.88	0.75	1.79 [7]	3,091	20
08-31-2015	11.64	0.19 [7]	(0.59)	(0.40)	(0.17)	(0.43)	(0.60)	10.64	(3.65)	0.93	0.74	1.66 [7]	3,098	18
08-31-2014	10.50	0.14	1.44	1.58	(0.15)	(0.29)	(0.44)	11.64	15.36	1.32	0.83	1.23	3,553	17
Class R2
02-28-2019 [6]	10.61	0.16 [7]	(0.32)	(0.16)	(0.23)	(0.72)	(0.95)	9.50	(0.78) [8]	0.69 [9]	0.51 [9]	3.34 [7,9]	1,434	21
08-31-2018	10.89	0.20 [7]	0.41	0.61	(0.22)	(0.67)	(0.89)	10.61	5.74	0.67	0.51	1.86 [7]	1,440	19
08-31-2017	10.60	0.21 [7]	0.82	1.03	(0.22)	(0.52)	(0.74)	10.89	10.37	0.65	0.50	2.02 [7]	1,778	35
08-31-2016	10.65	0.18 [7]	0.49	0.67	(0.22)	(0.50)	(0.72)	10.60	6.66	0.62	0.50	1.84 [7]	1,370	20
08-31-2015	11.65	0.21 [7]	(0.59)	(0.38)	(0.19)	(0.43)	(0.62)	10.65	(3.40)	0.91	0.49	1.87 [7]	1,105	18
08-31-2014	10.50	0.15	1.47	1.62	(0.18)	(0.29)	(0.47)	11.65	15.73	2.24	0.58	1.33	1,233	17
Class R3
02-28-2019 [6]	10.61	0.16 [7]	(0.32)	(0.16)	(0.22)	(0.72)	(0.94)	9.51	(0.84) [8]	0.84 [9]	0.66 [9]	3.19 [7,9]	1,846	21
08-31-2018	10.89	0.20 [7]	0.39	0.59	(0.20)	(0.67)	(0.87)	10.61	5.59	0.82	0.65	1.84 [7]	1,566	19
08-31-2017	10.61	0.22 [7]	0.78	1.00	(0.20)	(0.52)	(0.72)	10.89	10.09	0.80	0.65	2.10 [7]	2,259	35
08-31-2016	10.65	0.22 [7]	0.44	0.66	(0.20)	(0.50)	(0.70)	10.61	6.59	0.78	0.65	1.99 [7]	3,009	20
08-31-2015	11.66	0.20 [7]	(0.60)	(0.40)	(0.18)	(0.43)	(0.61)	10.65	(3.63)	0.83	0.65	1.81 [7]	3,419	18
08-31-2014	10.51	0.16	1.45	1.61	(0.17)	(0.29)	(0.46)	11.66	15.56	1.12	0.73	1.42	4,269	17
Class R4
02-28-2019 [6]	10.62	0.18 [7]	(0.33)	(0.15)	(0.26)	(0.72)	(0.98)	9.49	(0.70) [8]	0.54 [9]	0.27 [9]	3.60 [7,9]	214	21
08-31-2018	10.89	0.27 [7]	0.37	0.64	(0.24)	(0.67)	(0.91)	10.62	6.11	0.52	0.25	2.51 [7]	211	19
08-31-2017	10.61	0.25 [7]	0.80	1.05	(0.25)	(0.52)	(0.77)	10.89	10.55	0.50	0.25	2.35 [7]	513	35
08-31-2016	10.66	0.27 [7]	0.43	0.70	(0.25)	(0.50)	(0.75)	10.61	6.94	0.48	0.25	2.52 [7]	870	20
08-31-2015	11.66	0.27 [7]	(0.62)	(0.35)	(0.22)	(0.43)	(0.65)	10.66	(3.15)	0.72	0.25	2.41 [7]	1,064	18
08-31-2014	10.51	0.20	1.45	1.65	(0.21)	(0.29)	(0.50)	11.66	16.00	2.00	0.33	1.80	1,151	17
Class R5
02-28-2019 [6]	10.66	0.19 [7]	(0.33)	(0.14)	(0.28)	(0.72)	(1.00)	9.52	(0.57) [8]	0.24 [9]	0.06 [9]	3.78 [7,9]	3,516	21
08-31-2018	10.93	0.25 [7]	0.42	0.67	(0.27)	(0.67)	(0.94)	10.66	6.29	0.22	0.06	2.37 [7]	5,384	19
08-31-2017	10.64	0.25 [7]	0.83	1.08	(0.27)	(0.52)	(0.79)	10.93	10.84	0.20	0.05	2.40 [7]	4,687	35
08-31-2016	10.69	0.27 [7]	0.45	0.72	(0.27)	(0.50)	(0.77)	10.64	7.14	0.18	0.05	2.60 [7]	4,130	20
08-31-2015	11.70	0.26 [7]	(0.59)	(0.33)	(0.25)	(0.43)	(0.68)	10.69	(3.03)	0.23	0.05	2.35 [7]	4,494	18
08-31-2014	10.55	0.24	1.43	1.67	(0.23)	(0.29)	(0.52)	11.70	16.16	0.40	0.13	2.10	3,896	17
Class R6
02-28-2019 [6]	10.65	0.20 [7]	(0.34)	(0.14)	(0.29)	(0.72)	(1.01)	9.50	(0.59) [8]	0.19 [9]	— [9]	4.07 [7,9]	29,118	21
08-31-2018	10.92	0.25 [7]	0.42	0.67	(0.27)	(0.67)	(0.94)	10.65	6.36	0.17	—	2.32 [7]	16,997	19
08-31-2017	10.63	0.24 [7]	0.84	1.08	(0.27)	(0.52)	(0.79)	10.92	10.92	0.15	—	2.31 [7]	10,285	35
08-31-2016	10.69	0.25 [7]	0.47	0.72	(0.28)	(0.50)	(0.78)	10.63	7.11	0.13	—	2.70 [7]	3,713	20
08-31-2015	11.69	0.28 [7]	(0.60)	(0.32)	(0.25)	(0.43)	(0.68)	10.69	(2.90)	0.32	—	2.52 [7]	2,285	18
08-31-2014	10.53	0.23	1.45	1.68	(0.23)	(0.29)	(0.52)	11.69	16.35	0.30	0.08	2.06	1,745	17
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	63

Financial highlights continued
Multimanager 2020 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-28-2019 [6]	10.66	0.19 [7]	(0.33)	(0.14)	(0.29)	(0.72)	(1.01)	9.51	(0.65) [8]	0.23 [9]	0.05 [9]	3.80 [7,9]	648,026	21
08-31-2018	10.93	0.26 [7]	0.41	0.67	(0.27)	(0.67)	(0.94)	10.66	6.29	0.21	0.05	2.44 [7]	733,558	19
08-31-2017	10.64	0.26 [7]	0.82	1.08	(0.27)	(0.52)	(0.79)	10.93	10.84	0.18	0.05	2.50 [7]	821,058	35
08-31-2016	10.69	0.27 [7]	0.45	0.72	(0.27)	(0.50)	(0.77)	10.64	7.14	0.17	0.05	2.52 [7]	955,449	20
08-31-2015	11.70	0.27 [7]	(0.60)	(0.33)	(0.25)	(0.43)	(0.68)	10.69	(3.03)	0.15	0.05	2.39 [7]	1,032,205	18
08-31-2014	10.54	0.22	1.46	1.68	(0.23)	(0.29)	(0.52)	11.70	16.27	0.14	0.13	1.95	1,158,072	17

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Accordingly, a significant portion of income is recorded in December.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-28-19. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.01, $0.02, $0.02, $0.02 and $0.01 per share and 0.18%, 0.20%, 0.21%, 0.14% and 0.12% for periods ended 2-28-19, 8-31-18, 8-31-17, 8-31-16 and 8-31-15, respectively.
[8] Not annualized.
[9] Annualized.
[10] The inception date for Class I shares is 3-27-15.
[11] Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
64	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2015 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-28-2019 [6]	9.75	0.17 [7]	(0.26)	(0.09)	(0.26)	(0.64)	(0.90)	8.76	(0.25) [8]	0.63 [9]	0.41 [9]	3.66 [7,9]	88,561	20
08-31-2018	10.13	0.22 [7]	0.23	0.45	(0.24)	(0.59)	(0.83)	9.75	4.54	0.60	0.41	2.22 [7]	98,847	17
08-31-2017	10.02	0.22 [7]	0.60	0.82	(0.24)	(0.47)	(0.71)	10.13	8.81	0.58	0.42	2.26 [7]	90,426	38
08-31-2016	10.25	0.22 [7]	0.41	0.63	(0.25)	(0.61)	(0.86)	10.02	6.63	0.56	0.43	2.32 [7]	73,985	19
08-31-2015	11.35	0.24 [7]	(0.58)	(0.34)	(0.23)	(0.53)	(0.76)	10.25	(3.13)	0.55	0.44	2.26 [7]	62,597	16
08-31-2014	10.43	0.19	1.23	1.42	(0.21)	(0.29)	(0.50)	11.35	13.93	0.59	0.58	1.74	61,465	20
Class I
02-28-2019 [6]	9.76	0.18 [7]	(0.26)	(0.08)	(0.29)	(0.64)	(0.93)	8.75	(0.12) [8]	0.35 [9]	0.13 [9]	3.96 [7,9]	570	20
08-31-2018	10.14	0.24 [7]	0.24	0.48	(0.27)	(0.59)	(0.86)	9.76	4.85	0.31	0.11	2.49 [7]	610	17
08-31-2017	10.02	0.22 [7]	0.65	0.87	(0.28)	(0.47)	(0.75)	10.14	9.27	0.27	0.11	2.27 [7]	369	38
08-31-2016	10.25	0.27 [7]	0.39	0.66	(0.28)	(0.61)	(0.89)	10.02	6.98	0.25	0.11	2.74 [7]	95	19
08-31-2015 [10]	10.58	0.06 [7]	(0.39)	(0.33)	—	—	—	10.25	(3.12) [8]	0.23 [9]	0.10 [9]	1.40 [7,9]	97	16 [11]
Class R1
02-28-2019 [6]	9.70	0.15 [7]	(0.25)	(0.10)	(0.23)	(0.64)	(0.87)	8.73	(0.42) [8]	0.96 [9]	0.75 [9]	3.34 [7,9]	1,497	20
08-31-2018	10.09	0.19 [7]	0.22	0.41	(0.21)	(0.59)	(0.80)	9.70	4.10	0.94	0.74	1.92 [7]	1,487	17
08-31-2017	9.98	0.19 [7]	0.60	0.79	(0.21)	(0.47)	(0.68)	10.09	8.48	0.93	0.75	1.98 [7]	1,867	38
08-31-2016	10.21	0.20 [7]	0.40	0.60	(0.22)	(0.61)	(0.83)	9.98	6.29	0.90	0.75	2.05 [7]	2,200	19
08-31-2015	11.32	0.19 [7]	(0.57)	(0.38)	(0.20)	(0.53)	(0.73)	10.21	(3.48)	1.07	0.75	1.82 [7]	2,238	16
08-31-2014	10.40	0.18	1.22	1.40	(0.19)	(0.29)	(0.48)	11.32	13.69	2.09	0.83	1.63	1,184	20
Class R2
02-28-2019 [6]	9.69	0.17 [7]	(0.26)	(0.09)	(0.25)	(0.64)	(0.89)	8.71	(0.25) [8]	0.64 [9]	0.43 [9]	3.70 [7,9]	48	20
08-31-2018	10.09	0.17 [7]	0.25	0.42	(0.23)	(0.59)	(0.82)	9.69	4.16	0.71	0.51	1.71 [7]	47	17
08-31-2017	9.98	0.19 [7]	0.63	0.82	(0.24)	(0.47)	(0.71)	10.09	8.88	0.66	0.50	1.94 [7]	584	38
08-31-2016	10.22	0.23 [7]	0.39	0.62	(0.25)	(0.61)	(0.86)	9.98	6.54	0.65	0.50	2.17 [7]	158	19
08-31-2015	11.33	0.25 [7]	(0.60)	(0.35)	(0.23)	(0.53)	(0.76)	10.22	(3.23)	1.81	0.50	2.33 [7]	143	16
08-31-2014	10.41	0.18	1.24	1.42	(0.21)	(0.29)	(0.50)	11.33	13.96	5.76	0.58	1.62	366	20
Class R3
02-28-2019 [6]	9.71	0.16 [7]	(0.26)	(0.10)	(0.24)	(0.64)	(0.88)	8.73	(0.41) [8]	0.88 [9]	0.66 [9]	3.53 [7,9]	2,020	20
08-31-2018	10.10	0.19 [7]	0.23	0.42	(0.22)	(0.59)	(0.81)	9.71	4.20	0.86	0.66	1.93 [7]	2,556	17
08-31-2017	9.98	0.23 [7]	0.58	0.81	(0.22)	(0.47)	(0.69)	10.10	8.70	0.82	0.65	2.31 [7]	3,126	38
08-31-2016	10.21	0.23 [7]	0.38	0.61	(0.23)	(0.61)	(0.84)	9.98	6.40	0.80	0.65	2.25 [7]	5,620	19
08-31-2015	11.32	0.22 [7]	(0.59)	(0.37)	(0.21)	(0.53)	(0.74)	10.21	(3.38)	0.82	0.65	2.04 [7]	6,405	16
08-31-2014	10.41	0.18	1.22	1.40	(0.20)	(0.29)	(0.49)	11.32	13.69	1.03	0.73	1.62	6,277	20
Class R4
02-28-2019 [6]	9.72	0.17 [7]	(0.25)	(0.08)	(0.28)	(0.64)	(0.92)	8.72	(0.18) [8]	0.58 [9]	0.26 [9]	3.85 [7,9]	65	20
08-31-2018	10.11	0.24 [7]	0.22	0.46	(0.26)	(0.59)	(0.85)	9.72	4.62	0.56	0.26	2.45 [7]	65	17
08-31-2017	10.00	0.25 [7]	0.59	0.84	(0.26)	(0.47)	(0.73)	10.11	9.04	0.52	0.25	2.54 [7]	95	38
08-31-2016	10.23	0.26 [7]	0.39	0.65	(0.27)	(0.61)	(0.88)	10.00	6.85	0.49	0.25	2.63 [7]	109	19
08-31-2015	11.34	0.26 [7]	(0.58)	(0.32)	(0.26)	(0.53)	(0.79)	10.23	(2.98)	1.51	0.25	2.43 [7]	182	16
08-31-2014	10.43	0.22	1.22	1.44	(0.24)	(0.29)	(0.53)	11.34	14.11	6.96	0.33	2.03	251	20
Class R5
02-28-2019 [6]	9.75	0.17 [7]	(0.24)	(0.07)	(0.30)	(0.64)	(0.94)	8.74	(0.07) [8]	0.28 [9]	0.07 [9]	3.72 [7,9]	447	20
08-31-2018	10.14	0.26 [7]	0.22	0.48	(0.28)	(0.59)	(0.87)	9.75	4.81	0.26	0.06	2.66 [7]	1,206	17
08-31-2017	10.02	0.26 [7]	0.61	0.87	(0.28)	(0.47)	(0.75)	10.14	9.34	0.22	0.05	2.61 [7]	1,292	38
08-31-2016	10.26	0.30 [7]	0.36	0.66	(0.29)	(0.61)	(0.90)	10.02	6.96	0.20	0.05	2.78 [7]	1,442	19
08-31-2015	11.37	0.28 [7]	(0.58)	(0.30)	(0.28)	(0.53)	(0.81)	10.26	(2.77)	0.36	0.05	2.62 [7]	1,767	16
08-31-2014	10.45	0.26	1.21	1.47	(0.26)	(0.29)	(0.55)	11.37	14.40	1.13	0.13	2.41	1,360	20
Class R6
02-28-2019 [6]	9.76	0.19 [7]	(0.27)	(0.08)	(0.30)	(0.64)	(0.94)	8.74	(0.11) [8]	0.23 [9]	— [9]	4.30 [7,9]	13,159	20
08-31-2018	10.14	0.24 [7]	0.25	0.49	(0.28)	(0.59)	(0.87)	9.76	4.96	0.21	—	2.49 [7]	7,076	17
08-31-2017	10.03	0.23 [7]	0.64	0.87	(0.29)	(0.47)	(0.76)	10.14	9.29	0.17	—	2.39 [7]	3,109	38
08-31-2016	10.26	0.26 [7]	0.41	0.67	(0.29)	(0.61)	(0.90)	10.03	7.11	0.15	—	3.10 [7]	830	19
08-31-2015	11.37	0.31 [7]	(0.60)	(0.29)	(0.29)	(0.53)	(0.82)	10.26	(2.72)	0.89	—	2.88 [7]	394	16
08-31-2014	10.45	0.27	1.20	1.47	(0.26)	(0.29)	(0.55)	11.37	14.46	0.50	0.08	2.48	656	20
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	65

Financial highlights continued
Multimanager 2015 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-28-2019 [6]	9.75	0.18 [7]	(0.25)	(0.07)	(0.30)	(0.64)	(0.94)	8.74	(0.06) [8]	0.27 [9]	0.05 [9]	4.04 [7,9]	210,953	20
08-31-2018	10.14	0.26 [7]	0.22	0.48	(0.28)	(0.59)	(0.87)	9.75	4.81	0.24	0.05	2.62 [7]	253,242	17
08-31-2017	10.02	0.27 [7]	0.60	0.87	(0.28)	(0.47)	(0.75)	10.14	9.34	0.21	0.05	2.70 [7]	324,331	38
08-31-2016	10.26	0.29 [7]	0.37	0.66	(0.29)	(0.61)	(0.90)	10.02	6.96	0.18	0.05	2.79 [7]	410,447	19
08-31-2015	11.37	0.29 [7]	(0.59)	(0.30)	(0.28)	(0.53)	(0.81)	10.26	(2.77)	0.16	0.05	2.69 [7]	486,633	16
08-31-2014	10.45	0.25	1.22	1.47	(0.26)	(0.29)	(0.55)	11.37	14.40	0.14	0.13	2.27	602,569	20

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Accordingly, a significant portion of income is recorded in December.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-28-19. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.01, $0.02, $0.02, $0.02 and $0.01 per share and 0.20%, 0.21%, 0.22%, 0.15% and 0.12% for the periods ended 2-28-19, 8-31-18, 8-31-17, 8-31-16 and 8-31-15, respectively.
[8] Not annualized.
[9] Annualized.
[10] The inception date for Class I shares is 3-27-15.
[11] Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
66	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2010 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-28-2019 [6]	9.25	0.16 [7]	(0.20)	(0.04)	(0.25)	(0.47)	(0.72)	8.49	0.14 [8]	0.67 [9]	0.41 [9]	3.79 [7,9]	44,827	24
08-31-2018	9.54	0.22 [7]	0.12	0.34	(0.23)	(0.40)	(0.63)	9.25	3.65	0.64	0.41	2.36 [7]	46,288	20
08-31-2017	9.49	0.22 [7]	0.46	0.68	(0.24)	(0.39)	(0.63)	9.54	7.71	0.61	0.42	2.38 [7]	47,800	39
08-31-2016	9.59	0.24 [7]	0.36	0.60	(0.26)	(0.44)	(0.70)	9.49	6.63	0.59	0.43	2.55 [7]	42,691	20
08-31-2015	10.57	0.25 [7]	(0.55)	(0.30)	(0.25)	(0.43)	(0.68)	9.59	(2.97)	0.57	0.44	2.50 [7]	41,187	16
08-31-2014	9.97	0.21	0.98	1.19	(0.22)	(0.37)	(0.59)	10.57	12.33	0.60	0.59	2.00	39,227	23
Class I
02-28-2019 [6]	9.25	0.18 [7]	(0.21)	(0.03)	(0.27)	(0.47)	(0.74)	8.48	0.36 [8]	0.39 [9]	0.13 [9]	4.14 [7,9]	144	24
08-31-2018	9.55	0.24 [7]	0.12	0.36	(0.26)	(0.40)	(0.66)	9.25	3.84	0.35	0.11	2.57 [7]	158	20
08-31-2017	9.49	0.23 [7]	0.49	0.72	(0.27)	(0.39)	(0.66)	9.55	8.17	0.30	0.11	2.51 [7]	202	39
08-31-2016	9.60	0.27 [7]	0.35	0.62	(0.29)	(0.44)	(0.73)	9.49	6.87	0.27	0.11	2.91 [7]	96	20
08-31-2015 [10]	9.88	0.07 [7]	(0.35)	(0.28)	—	—	—	9.60	(2.83) [8]	0.26 [9]	0.11 [9]	1.61 [7,9]	97	16 [11]
Class R1
02-28-2019 [6]	9.20	0.16 [7]	(0.19)	(0.03)	(0.24)	(0.47)	(0.71)	8.46	0.11 [8]	0.93 [9]	0.67 [9]	3.64 [7,9]	296	24
08-31-2018	9.50	0.19 [7]	0.12	0.31	(0.21)	(0.40)	(0.61)	9.20	3.25	0.89	0.65	2.09 [7]	528	20
08-31-2017	9.44	0.18 [7]	0.49	0.67	(0.22)	(0.39)	(0.61)	9.50	7.53	0.89	0.70	1.93 [7]	653	39
08-31-2016	9.55	0.21 [7]	0.35	0.56	(0.23)	(0.44)	(0.67)	9.44	6.20	0.88	0.71	2.26 [7]	486	20
08-31-2015	10.53	0.22 [7]	(0.55)	(0.33)	(0.22)	(0.43)	(0.65)	9.55	(3.24)	1.39	0.75	2.17 [7]	531	16
08-31-2014	9.93	0.17	1.00	1.17	(0.20)	(0.37)	(0.57)	10.53	12.11	4.01	0.84	1.65	531	23
Class R2
02-28-2019 [6]	9.23	0.16 [7]	(0.19)	(0.03)	(0.25)	(0.47)	(0.72)	8.48	0.14 [8]	0.77 [9]	0.52 [9]	3.70 [7,9]	447	24
08-31-2018	9.53	0.21 [7]	0.11	0.32	(0.22)	(0.40)	(0.62)	9.23	3.45	0.75	0.51	2.21 [7]	452	20
08-31-2017	9.47	0.16 [7]	0.53	0.69	(0.24)	(0.39)	(0.63)	9.53	7.75	0.67	0.48	1.71 [7]	522	39
08-31-2016	9.59	0.59 [7]	(0.02)	0.57	(0.25)	(0.44)	(0.69)	9.47	6.33	0.71	0.50	4.18 [7]	70	20
08-31-2015	10.57	0.25 [7]	(0.55)	(0.30)	(0.25)	(0.43)	(0.68)	9.59	(2.97)	1.22	0.50	2.49 [7]	561	16
08-31-2014	9.96	0.21	0.99	1.20	(0.22)	(0.37)	(0.59)	10.57	12.45	2.81	0.59	1.99	681	23
Class R3
02-28-2019 [6]	9.21	0.16 [7]	(0.21)	(0.05)	(0.23)	(0.47)	(0.70)	8.46	(0.03) [8]	0.92 [9]	0.66 [9]	3.63 [7,9]	114	24
08-31-2018	9.51	0.19 [7]	0.12	0.31	(0.21)	(0.40)	(0.61)	9.21	3.30	0.90	0.66	2.03 [7]	151	20
08-31-2017	9.45	0.22 [7]	0.45	0.67	(0.22)	(0.39)	(0.61)	9.51	7.60	0.85	0.65	2.36 [7]	254	39
08-31-2016	9.56	0.32 [7]	0.25	0.57	(0.24)	(0.44)	(0.68)	9.45	6.30	0.83	0.65	3.01 [7]	598	20
08-31-2015	10.55	0.23 [7]	(0.56)	(0.33)	(0.23)	(0.43)	(0.66)	9.56	(3.23)	1.01	0.65	2.27 [7]	1,183	16
08-31-2014	9.94	0.19	1.00	1.19	(0.21)	(0.37)	(0.58)	10.55	12.31	2.09	0.74	1.82	1,200	23
Class R4
02-28-2019 [6]	9.24	0.17 [7]	(0.19)	(0.02)	(0.27)	(0.47)	(0.74)	8.48	0.29 [8]	0.62 [9]	0.26 [9]	3.96 [7,9]	80	24
08-31-2018	9.54	0.25 [7]	0.10	0.35	(0.25)	(0.40)	(0.65)	9.24	3.70	0.57	0.23	2.67 [7]	73	20
08-31-2017	9.48	0.25 [7]	0.46	0.71	(0.26)	(0.39)	(0.65)	9.54	8.03	0.56	0.25	2.71 [7]	247	39
08-31-2016	9.59	0.24 [7]	0.37	0.61	(0.28)	(0.44)	(0.72)	9.48	6.73	0.53	0.25	2.65 [7]	980	20
08-31-2015	10.58	0.25 [7]	(0.54)	(0.29)	(0.27)	(0.43)	(0.70)	9.59	(2.82)	0.85	0.24	2.47 [7]	879	16
08-31-2014	9.97	0.23	1.00	1.23	(0.25)	(0.37)	(0.62)	10.58	12.72	3.39	0.34	2.21	607	23
Class R5
02-28-2019 [6]	9.25	0.19 [7]	(0.20)	(0.01)	(0.29)	(0.47)	(0.76)	8.48	0.42 [8]	0.32 [9]	0.07 [9]	4.29 [7,9]	32	24
08-31-2018	9.55	0.31 [7]	0.06	0.37	(0.27)	(0.40)	(0.67)	9.25	3.90	0.30	0.05	3.20 [7]	43	20
08-31-2017	9.50	0.25 [7]	0.47	0.72	(0.28)	(0.39)	(0.67)	9.55	8.13	0.25	0.05	2.74 [7]	364	39
08-31-2016	9.61	0.30 [7]	0.33	0.63	(0.30)	(0.44)	(0.74)	9.50	6.95	0.23	0.05	3.07 [7]	266	20
08-31-2015	10.59	0.30 [7]	(0.56)	(0.26)	(0.29)	(0.43)	(0.72)	9.61	(2.52)	1.20	0.04	2.95 [7]	233	16
08-31-2014	9.98	0.28	0.97	1.25	(0.27)	(0.37)	(0.64)	10.59	12.93	1.81	0.14	2.75	213	23
Class R6
02-28-2019 [6]	9.26	0.18 [7]	(0.18)	—	(0.30)	(0.47)	(0.77)	8.49	0.36 [8]	0.27 [9]	— [9]	4.34 [7,9]	9,116	24
08-31-2018	9.56	0.25 [7]	0.12	0.37	(0.27)	(0.40)	(0.67)	9.26	3.95	0.25	—	2.69 [7]	3,754	20
08-31-2017	9.50	0.22 [7]	0.51	0.73	(0.28)	(0.39)	(0.67)	9.56	8.29	0.20	—	2.40 [7]	2,044	39
08-31-2016	9.61	0.62 [7]	0.01	0.63	(0.30)	(0.44)	(0.74)	9.50	7.01	0.18	—	4.33 [7]	67	20
08-31-2015	10.60	0.31 [7]	(0.57)	(0.26)	(0.30)	(0.43)	(0.73)	9.61	(2.56)	1.04	—	3.06 [7]	171	16
08-31-2014	9.99	0.27	0.98	1.25	(0.27)	(0.37)	(0.64)	10.60	12.97	0.58	0.09	2.57	506	23
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	67

Financial highlights continued
Multimanager 2010 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-28-2019 [6]	9.26	0.18 [7]	(0.20)	(0.02)	(0.29)	(0.47)	(0.76)	8.48	0.31 [8]	0.31 [9]	0.05 [9]	4.13 [7,9]	141,437	24
08-31-2018	9.56	0.25 [7]	0.12	0.37	(0.27)	(0.40)	(0.67)	9.26	3.90	0.29	0.05	2.72 [7]	161,261	20
08-31-2017	9.50	0.26 [7]	0.47	0.73	(0.28)	(0.39)	(0.67)	9.56	8.24	0.24	0.05	2.83 [7]	193,321	39
08-31-2016	9.61	0.29 [7]	0.34	0.63	(0.30)	(0.44)	(0.74)	9.50	6.95	0.21	0.05	2.96 [7]	233,197	20
08-31-2015	10.60	0.30 [7]	(0.57)	(0.27)	(0.29)	(0.43)	(0.72)	9.61	(2.61)	0.17	0.05	2.96 [7]	268,891	16
08-31-2014	9.99	0.25	1.00	1.25	(0.27)	(0.37)	(0.64)	10.60	12.92	0.14	0.14	2.46	352,261	23

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Accordingly, a significant portion of income is recorded in December.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-28-19. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.01, $0.02, $0.02, $0.02 and $0.01 per share and 0.22%, 0.23%, 0.24%, 0.17% and 0.14% for the periods ended 2-28-19, 8-31-18, 8-31-17, 8-31-16 and 8-31-15, respectively.
[8] Not annualized.
[9] Annualized.
[10] The inception date for Class I shares is 3-27-15.
[11] Portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
68	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, eleven of which (collectively, Multimanager Lifetime Portfolios, or the portfolios, and each individually, the portfolio) are presented in this report. The portfolios operate as a "funds of funds", investing in Class NAV shares of affiliated underlying funds of the Trust and other funds in the John Hancock funds complex and other permitted investments, including other affiliated funds.

The portfolios may offer multiple classes of shares. The shares currently offered by the portfolios are detailed in the Statements of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

The investment objective of each portfolio is to seek high total return through the portfolio's target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

The accounting policies of the John Hancock underlying funds in which the fund investments are outlined in the underlying funds' shareholder reports, which include the underlying funds' financial statements, available without charge by calling 800-344-1029 or jhinvestments.com or on the Securities and Exchange Commission (SEC) website at sec.gov. The underlying funds are not covered by this report.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolio's Valuation Policies and Procedures.

In order to value the securities, the portfolio uses the following valuation techniques: Investments by the portfolios in affiliated underlying funds and/or other open-end management investment companies are valued at their respective NAVs each business day. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

The portfolio uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolio's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 28, 2019, all investments are categorized as Level 1 under the hierarchy described above, except for U.S. Treasury bills which are categorized as Level 2.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Income and capital gain distributions from underlying funds are recorded on ex-date.

Line of credit. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolio's custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the portfolios can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating portfolio based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statements of operations. For the six months ended February 28, 2019, the portfolios had no borrowings under the line of credit.

Commitment fees for the six months ended February 28, 2019 were as follows:

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Portfolio	Commitment fee
Multimanager 2060 Lifetime Portfolio	$1,028
Multimanager 2055 Lifetime Portfolio	$1,161
Multimanager 2050 Lifetime Portfolio	$1,389
Multimanager 2045 Lifetime Portfolio	$1,793
Multimanager 2040 Lifetime Portfolio	$1,866
Multimanager 2035 Lifetime Portfolio	$2,099
Multimanager 2030 Lifetime Portfolio	$2,304
Multimanager 2025 Lifetime Portfolio	$2,351
Multimanager 2020 Lifetime Portfolio	$1,950
Multimanager 2015 Lifetime Portfolio	$1,366
Multimanager 2010 Lifetime Portfolio	$1,199

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2018, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

For federal income tax purposes, the costs of investments owned on February 28, 2019, including short-term investments, were as follows:

Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Multimanager 2060 Lifetime Portfolio	$71,322,828	$138,218	($4,666,244)	($4,528,026)
Multimanager 2055 Lifetime Portfolio	199,580,978	2,306,549	(12,441,789)	(10,135,240)
Multimanager 2050 Lifetime Portfolio	402,214,651	8,610,589	(15,760,398)	(7,149,809)
Multimanager 2045 Lifetime Portfolio	673,283,676	72,738,969	(2,857,923)	69,881,046
Multimanager 2040 Lifetime Portfolio	753,222,546	74,325,330	(3,356,944)	70,968,386
Multimanager 2035 Lifetime Portfolio	937,553,845	90,001,355	(4,469,494)	85,531,861
Multimanager 2030 Lifetime Portfolio	1,130,674,944	97,282,623	(6,378,351)	90,904,272
Multimanager 2025 Lifetime Portfolio	1,183,406,384	85,132,569	(8,179,259)	76,953,310
Multimanager 2020 Lifetime Portfolio	815,063,959	51,672,415	(6,464,834)	45,207,581
Multimanager 2015 Lifetime Portfolio	304,697,560	16,730,535	(2,163,546)	14,566,989
Multimanager 2010 Lifetime Portfolio	191,244,882	7,713,063	(1,340,732)	6,372,331

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually.

Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios' financial statements as a return of capital. The final determination of tax characteristics of the portfolios' distribution will occur at the end of the year and will subsequently be reported to shareholders. Short-term gains from underlying funds are treated as ordinary income for tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.

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Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor. Aggregate net assets include the net assets of the portfolios, similar portfolios of John Hancock Variable Insurance Trust (JHVIT), and similar portfolios of the Trust. JHVIT funds are advised by an affiliate of the Advisor, John Hancock Investment Management Services, LLC, and are distributed by an affiliate of the Advisor, John Hancock Distributors, LLC. Prior to January 1, 2019, the Advisor had subadvisory agreements with John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited (JHAM NA) and John Hancock Asset Management a division of Manulife Asset Management (US) LLC (JHAM US), both indirectly wholly owned subsidiaries of MFC and affiliates of the Advisor. Effective January 1, 2019, JHAM US acts as the portfolios' sole subadvisor. The portfolios are not responsible for payment of the subadvisory fees.

The management fee has two components: (1) a fee on assets invested in a fund of the Trust or John Hancock Funds III (JHF III) (Assets in a fund of the Trust or JHF III); and (2) a fee on assets invested in investments other than a fund of the Trust or JHF III (Other assets).

Management fees are determined in accordance with the following schedule:

	First $7.5 billion of aggregate net assets	Excess over $7.5 billion of aggregate net assets
Assets in a fund of the Trust or JHF III	0.060%	0.050%
Other assets	0.510%	0.500%

Expense reimbursements. The Advisor has contractually agreed to reduce its management fees or if, necessary make payment to the portfolio in an amount by which certain expenses including underlying fund expenses (acquired fund fees), exceed the amount indicated below of the respective portfolio's average net assets. This expense limitation agreement expires on December 31, 2019, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Portfolio		Portfolio
Multimanager 2060 Lifetime Portfolio	0.58%	Multimanager 2030 Lifetime Portfolio	0.57%
Multimanager 2055 Lifetime Portfolio	0.59%	Multimanager 2025 Lifetime Portfolio	0.56%
Multimanager 2050 Lifetime Portfolio	0.60%	Multimanager 2020 Lifetime Portfolio	0.54%
Multimanager 2045 Lifetime Portfolio	0.58%	Multimanager 2015 Lifetime Portfolio	0.52%
Multimanager 2040 Lifetime Portfolio	0.58%	Multimanager 2010 Lifetime Portfolio	0.50%
Multimanager 2035 Lifetime Portfolio	0.59%

Payments under this arrangement are intended to reimburse the portfolios for a portion of the indirect net expenses associated with the portfolios' investments in underlying funds. Amounts received in excess of portfolio level operating expenses are included as Other income received from advisor in the Statements of operations.

Prior to January 1, 2019, the Advisor had contractually agreed to waive its management fees and/or reimburse certain expenses including underlying fund expenses to reduce the total annual portfolio operating expenses by the amount indicated below of the respective portfolio's average net assets.

Portfolio		Portfolio
Multimanager 2060 Lifetime Portfolio	0.31%	Multimanager 2030 Lifetime Portfolio	0.31%
Multimanager 2055 Lifetime Portfolio	0.30%	Multimanager 2025 Lifetime Portfolio	0.30%
Multimanager 2050 Lifetime Portfolio	0.29%	Multimanager 2020 Lifetime Portfolio	0.31%
Multimanager 2045 Lifetime Portfolio	0.30%	Multimanager 2015 Lifetime Portfolio	0.34%
Multimanager 2040 Lifetime Portfolio	0.30%	Multimanager 2010 Lifetime Portfolio	0.36%
Multimanager 2035 Lifetime Portfolio	0.29%

Payments under this arrangement are intended to reimburse the portfolios for a portion of the indirect net expenses associated with the portfolios' investments in underlying funds. Amounts received in excess of portfolio level operating expenses are included as Other income received from advisor in the Statements of operations.

The Advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of each portfolio, including Rule 12b-1 fees, transfer agency fees and service fees, and shareholder servicing fees, and all other class level expenses, as applicable, to the extent they exceed 0.00% of average net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The current expense limitation agreement expires on December 31, 2019, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Prior to January 1, 2019, the Advisor had contractually agreed to reduce its management fee and/or make payment to each portfolio in an amount equal to the amount by which "Other expenses" of each portfolio exceeded 0.05% of the average net assets on an annualized basis of each portfolio. "Other expenses" means all of the expenses of each portfolio, excluding certain expenses such as management fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of each portfolio's business, class specific fees, underlying fund expenses (acquired fund fees), and short dividend expense.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       71

Additionally, the Advisor has voluntarily agreed to waive its management fee for each portfolio so that the aggregate management fee retained by the Advisor with respect to both the portfolio and its underlying investments (after payment of subadvisory fees) does not exceed 0.51% of the portfolio's first $7.5 billion of average daily net assets and 0.50% of the portfolio's average daily net assets in excess of $7.5 billion. The Advisor may terminate this voluntary waiver at any time upon notice to the Trust.

For the six months ended February 28, 2019, the expense reductions under these agreements amounted to the following and reflected as a reduction of total expenses in the Statements of operations:

	Expense Reimbursement by Class
Portfolio	Class A	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class I	Total
Multimanager 2060 Lifetime Portfolio	$3,761	$118	$117	$178	$131	$131	$315	$3,921	$136,616	$145,288
Multimanager 2055 Lifetime Portfolio	14,042	66	58	544	241	60	128	5,631	207,451	228,221
Multimanager 2050 Lifetime Portfolio	47,822	117	1,316	902	1,024	693	69	12,027	300,027	363,997
Multimanager 2045 Lifetime Portfolio	84,146	64	1,545	1,915	864	132	1,795	18,103	505,292	613,856
Multimanager 2040 Lifetime Portfolio	99,530	90	1,936	579	1,857	169	303	20,091	547,291	671,846
Multimanager 2035 Lifetime Portfolio	115,875	137	4,706	1,567	1,591	382	336	21,449	679,615	825,658
Multimanager 2030 Lifetime Portfolio	145,027	599	3,146	1,607	1,400	389	980	27,472	815,711	996,331
Multimanager 2025 Lifetime Portfolio	141,436	95	3,488	2,190	2,208	595	1,093	29,190	876,843	1,057,138
Multimanager 2020 Lifetime Portfolio	145,088	338	3,856	1,237	1,537	177	3,637	21,905	592,944	770,719
Multimanager 2015 Lifetime Portfolio	96,425	613	1,545	49	2,537	69	550	11,661	242,055	355,504
Multimanager 2010 Lifetime Portfolio	56,267	189	569	570	166	95	50	8,119	185,693	251,718

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2019 were equivalent to a net annual effective rate of 0.00% of the portfolios' average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2019 amounted to an annual rate of 0.02% of the portfolios' average daily net assets.

Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans with respect to Class A, Class R1, Class R2, Class R3, Class R4 and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolio. In addition, under a service plan for Class R1, Class R2, Class R3, Class R4 and Class R5 shares, the portfolios pay for certain other services. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios' shares.

Class	Rule 12b-1 fee	Service fee	Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—	Class R4	0.25%	0.10%
Class R1	0.50%	0.25%	Class R5	—	0.05%
Class R2	0.25%	0.25%	Class 1	0.05%	—
Class R3	0.50%	0.15%

The portfolios' Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2019, unless renewed by mutual agreement of the portfolios' and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to the following for Class R4 shares for the six months ended February 28, 2019:

Portfolio	Class R4
Multimanager 2060 Lifetime Portfolio	$26
Multimanager 2055 Lifetime Portfolio	23
Multimanager 2050 Lifetime Portfolio	360
Multimanager 2045 Lifetime Portfolio	78
Multimanager 2040 Lifetime Portfolio	101
Multimanager 2035 Lifetime Portfolio	229
Multimanager 2030 Lifetime Portfolio	232
Multimanager 2025 Lifetime Portfolio	349
Multimanager 2020 Lifetime Portfolio	99
Multimanager 2015 Lifetime Portfolio	32
Multimanager 2010 Lifetime Portfolio	37

Sales charges. Class A shares are assessed up-front sales charges of up to 5.00% of net asset value for such shares. The following table summarizes the net up-front sales charges received by the Distributor during the six months ended February 28, 2019:

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	Multimanager Lifetime 2060 Portfolio	Multimanager Lifetime 2055 Portfolio	Multimanager Lifetime 2050 Portfolio	Multimanager Lifetime 2045 Portfolio	Multimanager Lifetime 2040 Portfolio	Multimanager Lifetime 2035 Portfolio	Multimanager Lifetime 2030 Portfolio	Multimanager Lifetime 2025 Portfolio	Multimanager Lifetime 2020 Portfolio	Multimanager Lifetime 2015 Portfolio	Multimanager Lifetime 2010 Portfolio
Net Sales Charges	$2,183	$4,051	$8,699	$10,360	$13,691	$8,889	$11,705	$10,018	$3,816	$1,627	$778
Retained for Printing Prospectuses, advertising and sales literature	363	648	1,366	1,391	2,155	1,431	1,774	1,582	534	232	105
Sales commissions to unrelated broker-dealers	1,710	3,351	7,127	8,736	11,317	7,257	9,731	7,713	3,271	1,395	673
Sales commissions to affiliated sales personnel	110	52	206	233	219	201	200	723	11	—	—

Signator Investors, Inc. was a broker-dealer affiliate of the Advisor through November 2, 2018.

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2019, CDSCs received by the Distributor for Class A shares were as follows:

Portfolio	Class A
Multimanager 2060 Lifetime Portfolio	$9
Multimanager 2050 Lifetime Portfolio	518
Multimanager 2045 Lifetime Portfolio	68
Multimanager 2040 Lifetime Portfolio	135
Multimanager 2035 Lifetime Portfolio	104
Multimanager 2030 Lifetime Portfolio	174
Multimanager 2025 Lifetime Portfolio	363
Multimanager 2020 Lifetime Portfolio	383
Multimanager 2015 Lifetime Portfolio	2

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 28, 2019 were:

Portfolio	Class	Distribution and service fees	Transfer agent fees
Multimanager 2060 Lifetime Portfolio	Class 1	$13,389	—
	Class A	2,213	$829
	Class I	—	31
	Class R1	115	3
	Class R2	117	5
	Class R3	134	3
	Class R4	64	3
	Class R5	28	8
	Class R6	—	100
	Total	$16,060	$982
Multimanager 2055 Lifetime Portfolio	Class 1	$40,082	—
	Class A	16,310	$6,103
	Class I	—	34
	Class R1	112	3
	Class R2	1,064	28
	Class R3	618	12
	Class R4	57	3
	Class R5	27	7
	Class R6	—	276
	Total	$58,270	$6,466

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       73

Portfolio	Class	Distribution and service fees	Transfer agent fees
Multimanager 2050 Lifetime Portfolio	Class 1	$77,634	—
	Class A	74,381	$27,813
	Class I	—	80
	Class R1	5,093	91
	Class R2	2,347	62
	Class R3	3,490	70
	Class R4	1,263	48
	Class R5	19	5
	Class R6	—	788
	Total	$164,227	$28,957
Multimanager 2045 Lifetime Portfolio	Class 1	$149,326	—
	Class A	149,305	$55,818
	Class I	—	50
	Class R1	6,577	122
	Class R2	5,674	150
	Class R3	3,365	69
	Class R4	274	10
	Class R5	547	144
	Class R6	—	1,326
	Total	$315,068	$57,689
Multimanager 2040 Lifetime Portfolio	Class 1	$163,093	—
	Class A	178,060	$66,578
	Class I	—	72
	Class R1	8,584	154
	Class R2	1,730	46
	Class R3	7,416	149
	Class R4	353	13
	Class R5	97	26
	Class R6	—	1,486
	Total	$359,333	$68,524
Multimanager 2035 Lifetime Portfolio	Class 1	$206,393	—
	Class A	211,334	$79,016
	Class I	—	114
	Class R1	20,701	380
	Class R2	4,769	126
	Class R3	6,251	129
	Class R4	804	30
	Class R5	110	28
	Class R6	—	1,622
	Total	$450,362	$81,445
Multimanager 2030 Lifetime Portfolio	Class 1	$243,817	—
	Class A	260,442	$97,386
	Class I	—	481
	Class R1	13,047	250
	Class R2	4,761	126
	Class R3	5,415	112
	Class R4	815	31
	Class R5	302	80
	Class R6	—	2,061
	Total	$528,599	$100,527
Multimanager 2025 Lifetime Portfolio	Class 1	$257,419	—
	Class A	249,274	$93,210
	Class I	—	75
	Class R1	14,508	272
	Class R2	6,446	171

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       74

Portfolio	Class	Distribution and service fees	Transfer agent fees
	Class R3	$8,407	$172
	Class R4	1,226	46
	Class R5	376	87
	Class R6	—	2,130
	Total	$537,656	$96,163
Multimanager 2020 Lifetime Portfolio	Class 1	$165,345	—
	Class A	242,706	$90,748
	Class I	—	255
	Class R1	14,580	286
	Class R2	3,458	92
	Class R3	5,562	114
	Class R4	348	13
	Class R5	1,051	274
	Class R6	—	1,515
	Total	$433,050	$93,297
Multimanager 2015 Lifetime Portfolio	Class 1	$56,145	—
	Class A	134,212	$50,162
	Class I	—	381
	Class R1	5,249	95
	Class R2	95	3
	Class R3	7,686	157
	Class R4	110	4
	Class R5	145	36
	Class R6	—	678
	Total	$203,642	$51,516
Multimanager 2010 Lifetime Portfolio	Class 1	$36,276	—
	Class A	65,915	$24,644
	Class I	—	99
	Class R1	1,466	29
	Class R2	1,121	29
	Class R3	426	9
	Class R4	130	5
	Class R5	11	3
	Class R6	—	405
	Total	$105,345	$25,223

Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the portfolios based on their net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Portfolio share transactions

Transactions in portfolios shares for the six months ended February 28, 2019 and for the year ended August 31, 2018 were as follows:

Multimanager 2060 Lifetime Portfolio

		Six months ended 2-28-19		Year ended 8-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	39,451	$459,782	119,188	$1,510,044
Distributions reinvested	8,997	93,564	3,281	40,715
Repurchased	(21,444)	(259,057)	(59,306)	(751,848)
Net increase	27,004	$294,289	63,163	$798,911
Class I shares
Repurchased	—	—	(6,096)	$(77,968)
Net decrease	—	—	(6,096)	$(77,968)

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       75

		Six months ended 2-28-19		Year ended 8-31-18
	Shares	Amount	Shares	Amount
Class R1 shares
Repurchased	—	—	(6,081)	(77,472)
Net decrease	—	—	(6,081)	$(77,472)
Class R2 shares
Sold	545	$6,443	1,024	$12,924
Distributions reinvested	150	1,557	38	469
Repurchased	—	—	(6,090)	(78,129)
Net increase (decrease)	695	$8,000	(5,028)	$(64,736)
Class R3 shares
Sold	2,802	$31,220	—	—
Repurchased	(2)	(18)	(6,081)	$(77,472)
Net increase (decrease)	2,800	$31,202	(6,081)	$(77,472)
Class R4 shares
Sold	135	$1,509	353	$4,457
Distributions reinvested	33	341	20	246
Repurchased	—	—	(6,342)	(81,452)
Net increase (decrease)	168	$1,850	(5,969)	$(76,749)
Class R5 shares
Sold	3,052	$35,620	9,077	$114,266
Distributions reinvested	795	8,273	222	2,762
Repurchased	(463)	(5,306)	(14,000)	(178,486)
Net increase (decrease)	3,384	$38,587	(4,701)	$(61,458)
Class R6 shares
Sold	84,818	$1,009,392	110,275	$1,387,867
Distributions reinvested	10,839	112,832	1,514	18,808
Repurchased	(63,566)	(768,737)	(15,177)	(192,704)
Net increase	32,091	$353,487	96,612	$1,213,971
Class 1 shares
Sold	1,381,554	$16,310,853	2,373,475	$30,029,958
Distributions reinvested	355,880	3,704,710	109,587	1,361,068
Repurchased	(316,923)	(3,639,419)	(470,026)	(5,932,285)
Net increase	1,420,511	$16,376,144	2,013,036	$25,458,741
Total net increase	1,486,653	$17,103,559	2,138,855	$27,035,768

Multimanager 2055 Lifetime Portfolio

		Six months ended 2-28-19		Year ended 8-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	196,800	$2,143,937	619,901	$7,434,827
Distributions reinvested	108,849	1,032,978	44,071	516,511
Repurchased	(120,056)	(1,318,847)	(342,419)	(4,095,841)
Net increase	185,593	$1,858,068	321,553	$3,855,497
Class I shares
Sold	330	$3,621	303	$3,629
Distributions reinvested	66	622	8	99
Repurchased	(11)	(120)	(5,443)	(66,930)
Net increase (decrease)	385	$4,123	(5,132)	$(63,202)
Class R1 shares
Repurchased	—	—	(5,904)	$(71,970)
Net decrease	—	—	(5,904)	$(71,970)

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       76

		Six months ended 2-28-19		Year ended 8-31-18
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	6,028	$64,713	37,112	$440,739
Distributions reinvested	4,051	38,445	372	4,369
Repurchased	(2,108)	(23,621)	(16,077)	(193,628)
Net increase	7,971	$79,537	21,407	$251,480
Class R3 shares
Sold	6,285	$69,790	15,858	$189,385
Distributions reinvested	2,440	23,131	493	5,782
Repurchased	(23,662)	(241,062)	(15,018)	(182,392)
Net increase (decrease)	(14,937)	$(148,141)	1,333	$12,775
Class R4 shares
Distributions reinvested	7	$64	4	$42
Repurchased	—	—	(5,919)	(72,718)
Net increase (decrease)	7	$64	(5,915)	$(72,676)
Class R5 shares
Sold	6,576	$75,451	18,339	$215,799
Distributions reinvested	857	8,133	746	8,762
Repurchased	(19,415)	(230,565)	(14,365)	(174,291)
Net increase (decrease)	(11,982)	$(146,981)	4,720	$50,270
Class R6 shares
Sold	252,327	$2,808,156	249,228	$2,963,603
Distributions reinvested	46,456	440,863	4,683	54,928
Repurchased	(58,601)	(654,049)	(25,818)	(311,009)
Net increase	240,182	$2,594,970	228,093	$2,707,522
Class 1 shares
Sold	1,589,712	$17,374,002	2,784,976	$33,395,675
Distributions reinvested	1,641,157	15,574,577	712,247	8,354,658
Repurchased	(1,065,935)	(11,485,405)	(1,228,553)	(14,729,503)
Net increase	2,164,934	$21,463,174	2,268,670	$27,020,830
Total net increase	2,572,153	$25,704,814	2,828,825	$33,690,526

Multimanager 2050 Lifetime Portfolio

		Six months ended 2-28-19		Year ended 8-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	406,826	$4,809,764	1,584,452	$20,760,345
Distributions reinvested	507,296	5,179,489	231,760	2,961,888
Repurchased	(416,382)	(4,987,959)	(1,154,783)	(15,108,654)
Net increase	497,740	$5,001,294	661,429	$8,613,579
Class I shares
Sold	8,560	$104,896	489	$6,543
Distributions reinvested	113	1,151	84	1,069
Repurchased	(6)	(71)	(5,144)	(69,232)
Net increase (decrease)	8,667	$105,976	(4,571)	$(61,620)
Class R1 shares
Sold	24,191	$288,841	24,597	$320,336
Distributions reinvested	8,539	87,097	3,091	39,501
Repurchased	(10,499)	(125,991)	(7,037)	(91,502)
Net increase	22,231	$249,947	20,651	$268,335

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       77

		Six months ended 2-28-19		Year ended 8-31-18
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	12,515	$146,076	36,748	$473,865
Distributions reinvested	9,011	91,997	4,114	52,617
Repurchased	(6,860)	(80,891)	(31,876)	(415,065)
Net increase	14,666	$157,182	8,986	$111,417
Class R3 shares
Sold	20,031	$247,034	52,677	$687,234
Distributions reinvested	11,794	120,299	5,044	64,463
Repurchased	(62,752)	(703,201)	(32,993)	(436,270)
Net increase (decrease)	(30,927)	$(335,868)	24,728	$315,427
Class R4 shares
Sold	13,879	$171,092	12,296	$161,370
Distributions reinvested	7,889	80,472	2,892	36,962
Repurchased	(2,934)	(34,129)	(1,800)	(23,412)
Net increase	18,834	$217,435	13,388	$174,920
Class R5 shares
Sold	1,720	$21,729	23,498	$307,023
Distributions reinvested	664	6,775	412	5,275
Repurchased	(20,824)	(269,142)	(17,597)	(234,352)
Net increase (decrease)	(18,440)	$(240,638)	6,313	$77,946
Class R6 shares
Sold	747,215	$8,973,933	524,012	$6,824,508
Distributions reinvested	163,942	1,673,850	24,226	309,855
Repurchased	(80,355)	(926,577)	(186,798)	(2,462,057)
Net increase	830,802	$9,721,206	361,440	$4,672,306
Class 1 shares
Sold	1,528,742	$18,187,719	2,650,413	$34,680,896
Distributions reinvested	3,272,044	33,374,846	1,620,230	20,706,538
Repurchased	(2,134,256)	(25,350,512)	(3,754,880)	(49,065,005)
Net increase	2,666,530	$26,212,053	515,763	$6,322,429
Total net increase	4,010,103	$41,088,587	1,608,127	$20,494,739

Multimanager 2045 Lifetime Portfolio

		Six months ended 2-28-19		Year ended 8-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	592,635	$6,455,051	2,290,656	$28,379,265
Distributions reinvested	1,201,654	11,271,334	744,716	8,877,029
Repurchased	(805,897)	(8,923,871)	(2,370,805)	(29,175,441)
Net increase	988,392	$8,802,514	664,567	$8,080,853
Class I shares
Sold	2,519	$25,409	4,641	$56,519
Distributions reinvested	386	3,636	108	1,288
Repurchased	(2,331)	(23,522)	(7,901)	(101,484)
Net increase (decrease)	574	$5,523	(3,152)	$(43,677)
Class R1 shares
Sold	25,474	$268,245	35,777	$438,084
Distributions reinvested	14,204	132,949	8,604	102,387
Repurchased	(28,621)	(315,917)	(29,773)	(364,608)
Net increase	11,057	$85,277	14,608	$175,863

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       78

		Six months ended 2-28-19		Year ended 8-31-18
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	21,873	$241,743	69,918	$850,420
Distributions reinvested	26,181	246,622	10,791	129,061
Repurchased	(18,423)	(196,283)	(22,741)	(280,604)
Net increase	29,631	$292,082	57,968	$698,877
Class R3 shares
Sold	16,334	$179,893	49,576	$606,416
Distributions reinvested	13,308	124,698	8,927	106,228
Repurchased	(59,709)	(620,306)	(59,526)	(732,732)
Net decrease	(30,067)	$(315,715)	(1,023)	$(20,088)
Class R4 shares
Sold	1,191	$13,282	6,288	$78,249
Distributions reinvested	1,840	17,278	2,927	34,952
Repurchased	(9,199)	(113,011)	(28,170)	(353,714)
Net decrease	(6,168)	$(82,451)	(18,955)	$(240,513)
Class R5 shares
Sold	11,920	$132,367	108,635	$1,329,762
Distributions reinvested	27,477	259,384	16,094	192,970
Repurchased	(126,175)	(1,393,729)	(21,271)	(260,847)
Net increase (decrease)	(86,778)	$(1,001,978)	103,458	$1,261,885
Class R6 shares
Sold	1,526,259	$17,341,887	794,620	$9,747,134
Distributions reinvested	342,744	3,225,224	57,989	694,134
Repurchased	(175,787)	(1,812,794)	(244,039)	(3,016,960)
Net increase	1,693,216	$18,754,317	608,570	$7,424,308
Class 1 shares
Sold	1,432,158	$15,665,664	2,353,734	$28,966,017
Distributions reinvested	7,451,295	70,191,203	4,887,016	58,546,447
Repurchased	(5,178,234)	(57,755,284)	(8,327,901)	(102,726,610)
Net increase (decrease)	3,705,219	$28,101,583	(1,087,151)	$(15,214,146)
Total net increase	6,305,076	$54,641,152	338,890	$2,123,362

Multimanager 2040 Lifetime Portfolio

		Six months ended 2-28-19		Year ended 8-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	740,100	$8,178,000	2,632,570	$32,918,959
Distributions reinvested	1,382,181	13,213,650	771,289	9,324,884
Repurchased	(700,467)	(7,860,250)	(2,069,135)	(25,714,154)
Net increase	1,421,814	$13,531,400	1,334,724	$16,529,689
Class I shares
Sold	3,057	$34,353	30,373	$382,813
Distributions reinvested	740	7,114	75	905
Repurchased	(3,195)	(37,493)	(29,220)	(366,827)
Net increase	602	$3,974	1,228	$16,891
Class R1 shares
Sold	25,069	$274,682	59,443	$740,530
Distributions reinvested	21,844	208,613	11,759	141,934
Repurchased	(17,577)	(204,584)	(96,823)	(1,214,125)
Net increase (decrease)	29,336	$278,711	(25,621)	$(331,661)

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       79

		Six months ended 2-28-19		Year ended 8-31-18
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	22,935	$262,273	28,914	$360,446
Distributions reinvested	7,850	75,361	6,495	78,716
Repurchased	(8,692)	(98,296)	(88,219)	(1,105,317)
Net increase (decrease)	22,093	$239,338	(52,810)	$(666,155)
Class R3 shares
Sold	33,816	$386,706	83,485	$1,031,343
Distributions reinvested	31,011	295,532	13,350	160,870
Repurchased	(170,825)	(1,753,204)	(41,942)	(520,538)
Net increase (decrease)	(105,998)	$(1,070,966)	54,893	$671,675
Class R4 shares
Sold	2,776	$32,034	5,108	$64,013
Distributions reinvested	2,478	23,691	2,476	29,940
Repurchased	(5,645)	(67,443)	(15,559)	(195,211)
Net decrease	(391)	$(11,718)	(7,975)	$(101,258)
Class R5 shares
Sold	5,393	$61,732	35,873	$446,321
Distributions reinvested	4,249	40,836	6,532	79,364
Repurchased	(56,788)	(680,109)	(42,909)	(536,474)
Net decrease	(47,146)	$(577,541)	(504)	$(10,789)
Class R6 shares
Sold	1,701,050	$19,740,337	965,982	$11,990,071
Distributions reinvested	369,047	3,539,158	55,064	667,377
Repurchased	(284,813)	(3,162,435)	(202,847)	(2,537,643)
Net increase	1,785,284	$20,117,060	818,199	$10,119,805
Class 1 shares
Sold	1,695,998	$19,122,184	2,844,472	$35,517,153
Distributions reinvested	7,838,164	75,246,373	4,923,112	59,717,350
Repurchased	(4,973,992)	(56,045,948)	(9,044,828)	(112,792,370)
Net increase (decrease)	4,560,170	$38,322,609	(1,277,244)	$(17,557,867)
Total net increase	7,665,764	$70,832,867	844,890	$8,670,330

Multimanager 2035 Lifetime Portfolio

		Six months ended 2-28-19		Year ended 8-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	729,452	$7,881,126	3,572,215	$44,140,122
Distributions reinvested	1,562,748	14,955,498	973,761	11,636,457
Repurchased	(857,234)	(9,527,002)	(2,436,916)	(29,960,365)
Net increase	1,434,966	$13,309,622	2,109,060	$25,816,214
Class I shares
Sold	13,141	$153,502	19,571	$245,752
Distributions reinvested	1,250	12,021	2,084	25,035
Repurchased	(39,415)	(451,938)	(15,903)	(198,741)
Net increase (decrease)	(25,024)	$(286,415)	5,752	$72,046
Class R1 shares
Sold	52,050	$551,571	110,510	$1,357,117
Distributions reinvested	48,305	461,312	29,375	350,441
Repurchased	(88,491)	(978,477)	(77,372)	(954,656)
Net increase	11,864	$34,406	62,513	$752,902

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       80

		Six months ended 2-28-19		Year ended 8-31-18
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	19,065	$207,466	64,370	$793,095
Distributions reinvested	18,699	179,888	10,640	127,678
Repurchased	(21,749)	(239,154)	(36,803)	(456,320)
Net increase	16,015	$148,200	38,207	$464,453
Class R3 shares
Sold	27,377	$316,159	96,431	$1,188,490
Distributions reinvested	20,973	200,711	14,433	172,475
Repurchased	(30,709)	(350,800)	(119,258)	(1,463,210)
Net increase (decrease)	17,641	$166,070	(8,394)	$(102,245)
Class R4 shares
Sold	4,616	$51,613	5,821	$71,612
Distributions reinvested	3,675	35,318	3,914	46,970
Repurchased	(26,806)	(312,775)	(521)	(6,468)
Net increase (decrease)	(18,515)	$(225,844)	9,214	$112,114
Class R5 shares
Sold	11,680	$136,418	19,897	$245,223
Distributions reinvested	3,765	36,223	6,653	79,903
Repurchased	(73,254)	(874,996)	(10,117)	(125,261)
Net increase (decrease)	(57,809)	$(702,355)	16,433	$199,865
Class R6 shares
Sold	1,590,691	$18,074,755	1,190,165	$14,695,260
Distributions reinvested	372,700	3,581,647	83,251	999,010
Repurchased	(204,788)	(2,200,726)	(387,120)	(4,860,701)
Net increase	1,758,603	$19,455,676	886,296	$10,833,569
Class 1 shares
Sold	1,673,108	$18,745,676	3,421,804	$42,218,971
Distributions reinvested	9,520,561	91,587,792	6,730,935	80,838,531
Repurchased	(6,820,199)	(76,088,455)	(10,949,790)	(135,831,066)
Net increase (decrease)	4,373,470	$34,245,013	(797,051)	$(12,773,564)
Total net increase	7,511,211	$66,144,373	2,322,030	$25,375,354

Multimanager 2030 Lifetime Portfolio

		Six months ended 2-28-19		Year ended 8-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,294,692	$14,007,921	3,817,533	$45,440,966
Distributions reinvested	1,890,425	17,751,093	1,272,738	14,661,943
Repurchased	(1,505,050)	(16,372,536)	(2,927,065)	(34,573,791)
Net increase	1,680,067	$15,386,478	2,163,206	$25,529,118
Class I shares
Sold	2,373	$27,201	59,708	$708,093
Distributions reinvested	7,641	71,447	1,680	19,282
Repurchased	(3,232)	(33,773)	(24,918)	(302,111)
Net increase	6,782	$64,875	36,470	$425,264
Class R1 shares
Sold	26,653	$278,898	98,818	$1,153,747
Distributions reinvested	35,527	332,180	24,673	282,996
Repurchased	(58,598)	(657,711)	(119,777)	(1,414,873)
Net increase (decrease)	3,582	$(46,633)	3,714	$21,870

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       81

		Six months ended 2-28-19		Year ended 8-31-18
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	24,142	$264,081	41,563	$488,079
Distributions reinvested	13,601	126,894	9,324	106,762
Repurchased	(92,929)	(970,320)	(126,525)	(1,509,745)
Net decrease	(55,186)	$(579,345)	(75,638)	$(914,904)
Class R3 shares
Sold	67,656	$724,181	64,731	$771,310
Distributions reinvested	20,726	193,993	15,540	178,396
Repurchased	(103,968)	(1,045,521)	(185,202)	(2,222,908)
Net decrease	(15,586)	$(127,347)	(104,931)	$(1,273,202)
Class R4 shares
Sold	7,983	$88,257	10,242	$122,318
Distributions reinvested	5,709	53,322	5,277	60,522
Repurchased	(17,164)	(177,381)	(41,559)	(496,949)
Net decrease	(3,472)	$(35,802)	(26,040)	$(314,109)
Class R5 shares
Sold	48,528	$563,470	55,549	$651,158
Distributions reinvested	12,459	116,363	11,415	130,928
Repurchased	(121,242)	(1,395,675)	(16,096)	(189,227)
Net increase (decrease)	(60,255)	$(715,842)	50,868	$592,859
Class R6 shares
Sold	2,237,757	$24,421,446	1,521,620	$17,878,900
Distributions reinvested	455,313	4,252,626	94,351	1,082,205
Repurchased	(293,414)	(3,115,998)	(446,410)	(5,294,173)
Net increase	2,399,656	$25,558,074	1,169,561	$13,666,932
Class 1 shares
Sold	1,692,003	$18,114,541	4,011,966	$47,212,891
Distributions reinvested	11,092,936	103,718,952	8,382,420	96,230,187
Repurchased	(8,676,568)	(93,949,238)	(13,465,421)	(159,779,941)
Net increase (decrease)	4,108,371	$27,884,255	(1,071,035)	$(16,336,863)
Total net increase	8,063,959	$67,388,713	2,146,175	$21,396,965

Multimanager 2025 Lifetime Portfolio

		Six months ended 2-28-19		Year ended 8-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,180,366	$12,401,867	3,736,590	$43,107,041
Distributions reinvested	1,751,415	16,235,616	1,227,441	13,735,069
Repurchased	(1,335,917)	(14,093,418)	(3,079,349)	(35,254,853)
Net increase	1,595,864	$14,544,065	1,884,682	$21,587,257
Class I shares
Sold	16,975	$182,950	35,171	$405,617
Distributions reinvested	1,095	10,098	867	9,663
Repurchased	(14,266)	(150,885)	(43,234)	(498,471)
Net increase (decrease)	3,804	$42,163	(7,196)	$(83,191)
Class R1 shares
Sold	35,317	$351,715	91,196	$1,032,197
Distributions reinvested	26,093	240,576	15,214	169,333
Repurchased	(49,010)	(525,006)	(71,976)	(822,396)
Net increase	12,400	$67,285	34,434	$379,134

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       82

		Six months ended 2-28-19		Year ended 8-31-18
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	21,356	$217,757	73,232	$824,720
Distributions reinvested	25,850	238,077	17,238	191,685
Repurchased	(26,489)	(268,784)	(75,745)	(858,279)
Net increase	20,717	$187,050	14,725	$158,126
Class R3 shares
Sold	46,821	$515,838	47,074	$540,558
Distributions reinvested	27,358	252,245	21,419	238,605
Repurchased	(46,504)	(493,302)	(139,704)	(1,622,368)
Net increase (decrease)	27,675	$274,781	(71,211)	$(843,205)
Class R4 shares
Sold	3,962	$41,766	11,799	$134,996
Distributions reinvested	7,944	73,320	5,329	59,414
Repurchased	(9,616)	(97,217)	(18,444)	(219,162)
Net increase (decrease)	2,290	$17,869	(1,316)	$(24,752)
Class R5 shares
Sold	7,782	$81,258	78,676	$881,898
Distributions reinvested	14,495	133,499	9,814	109,234
Repurchased	(48,570)	(523,453)	(47,350)	(534,723)
Net increase (decrease)	(26,293)	$(308,696)	41,140	$456,409
Class R6 shares
Sold	2,100,702	$22,610,444	1,573,921	$18,007,641
Distributions reinvested	458,890	4,221,787	124,822	1,388,025
Repurchased	(528,523)	(5,429,743)	(487,438)	(5,531,713)
Net increase	2,031,069	$21,402,488	1,211,305	$13,863,953
Class 1 shares
Sold	1,931,617	$20,252,443	4,039,771	$45,918,570
Distributions reinvested	11,500,393	105,918,621	8,970,680	99,843,666
Repurchased	(10,414,850)	(110,087,821)	(15,039,244)	(172,740,138)
Net increase (decrease)	3,017,160	$16,083,243	(2,028,793)	$(26,977,902)
Total net increase	6,684,686	$52,310,248	1,077,770	$8,515,829

Multimanager 2020 Lifetime Portfolio

		Six months ended 2-28-19		Year ended 8-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,401,167	$13,761,800	5,382,608	$57,752,370
Distributions reinvested	1,698,459	14,997,382	1,181,456	12,357,784
Repurchased	(1,777,095)	(17,728,964)	(3,613,456)	(38,713,643)
Net increase	1,322,531	$11,030,218	2,950,608	$31,396,511
Class I shares
Sold	3,309	$32,881	88,852	$965,686
Distributions reinvested	2,198	19,402	3,273	34,206
Repurchased	(43,562)	(446,320)	(40,180)	(429,887)
Net increase (decrease)	(38,055)	$(394,037)	51,945	$570,005
Class R1 shares
Sold	15,899	$155,082	103,973	$1,097,377
Distributions reinvested	43,687	384,887	26,229	273,832
Repurchased	(5,866)	(59,281)	(100,011)	(1,073,947)
Net increase	53,720	$480,688	30,191	$297,262

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       83

		Six months ended 2-28-19		Year ended 8-31-18
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	15,651	$150,689	42,825	$469,044
Distributions reinvested	11,698	102,945	8,815	91,939
Repurchased	(12,124)	(119,332)	(79,226)	(859,672)
Net increase (decrease)	15,225	$134,302	(27,586)	$(298,689)
Class R3 shares
Sold	47,533	$477,027	30,457	$323,877
Distributions reinvested	19,573	172,438	13,737	143,413
Repurchased	(20,416)	(192,296)	(104,121)	(1,130,603)
Net increase (decrease)	46,690	$457,169	(59,927)	$(663,313)
Class R4 shares
Sold	2,622	$26,157	4,673	$50,512
Distributions reinvested	2,202	19,352	4,059	42,252
Repurchased	(2,172)	(22,648)	(35,918)	(377,547)
Net increase (decrease)	2,652	$22,861	(27,186)	$(284,783)
Class R5 shares
Sold	27,348	$273,620	82,445	$879,821
Distributions reinvested	44,704	393,841	39,310	410,393
Repurchased	(207,691)	(2,106,677)	(45,386)	(491,890)
Net increase (decrease)	(135,639)	$(1,439,216)	76,369	$798,324
Class R6 shares
Sold	1,469,203	$14,812,482	1,241,995	$13,221,798
Distributions reinvested	319,043	2,804,387	108,195	1,127,396
Repurchased	(319,232)	(3,060,807)	(695,515)	(7,411,791)
Net increase	1,469,014	$14,556,062	654,675	$6,937,403
Class 1 shares
Sold	608,998	$6,054,163	2,360,441	$25,454,442
Distributions reinvested	7,219,508	63,603,874	6,425,358	67,080,737
Repurchased	(8,542,227)	(84,788,887)	(15,069,090)	(161,217,365)
Net decrease	(713,721)	$(15,130,850)	(6,283,291)	$(68,682,186)
Total net increase (decrease)	2,022,417	$9,717,197	(2,634,202)	$(29,929,466)

Multimanager 2015 Lifetime Portfolio

		Six months ended 2-28-19		Year ended 8-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	378,377	$3,365,307	2,525,702	$24,974,646
Distributions reinvested	1,028,968	8,427,245	790,876	7,616,132
Repurchased	(1,437,574)	(13,177,803)	(2,099,992)	(20,641,158)
Net increase (decrease)	(30,229)	$(1,385,251)	1,216,586	$11,949,620
Class I shares
Sold	—	—	62,840	$612,885
Distributions reinvested	6,876	$56,243	3,308	31,821
Repurchased	(4,270)	(37,581)	(40,002)	(387,944)
Net increase	2,606	$18,662	26,146	$256,762
Class R1 shares
Sold	7,845	$70,330	12,872	$126,848
Distributions reinvested	15,288	124,902	12,201	117,255
Repurchased	(5,025)	(46,667)	(56,888)	(565,151)
Net increase (decrease)	18,108	$148,565	(31,815)	$(321,048)

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       84

		Six months ended 2-28-19		Year ended 8-31-18
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	729	$6,505	4,407	$43,200
Distributions reinvested	398	3,248	557	5,338
Repurchased	(479)	(4,367)	(58,022)	(595,157)
Net increase (decrease)	648	$5,386	(53,058)	$(546,619)
Class R3 shares
Sold	37,814	$326,528	35,676	$348,546
Distributions reinvested	28,384	231,893	19,603	188,383
Repurchased	(98,245)	(845,998)	(101,599)	(1,030,129)
Net decrease	(32,047)	$(287,577)	(46,320)	$(493,200)
Class R4 shares
Sold	463	$4,112	880	$8,732
Distributions reinvested	775	6,315	862	8,270
Repurchased	(486)	(4,157)	(4,429)	(42,763)
Net increase (decrease)	752	$6,270	(2,687)	$(25,761)
Class R5 shares
Sold	3,623	$34,024	25,204	$247,090
Distributions reinvested	5,833	47,658	11,967	114,998
Repurchased	(82,065)	(789,398)	(40,945)	(398,000)
Net decrease	(72,609)	$(707,716)	(3,774)	$(35,912)
Class R6 shares
Sold	784,461	$7,321,617	596,423	$5,892,295
Distributions reinvested	148,171	1,210,561	44,649	429,523
Repurchased	(152,901)	(1,404,500)	(222,292)	(2,159,639)
Net increase	779,731	$7,127,678	418,780	$4,162,179
Class 1 shares
Sold	454,851	$4,079,169	1,219,580	$12,024,590
Distributions reinvested	2,672,094	21,831,006	2,577,543	24,770,190
Repurchased	(4,966,628)	(45,199,522)	(9,822,980)	(97,235,238)
Net decrease	(1,839,683)	$(19,289,347)	(6,025,857)	$(60,440,458)
Total net decrease	(1,172,723)	$(14,363,330)	(4,501,999)	$(45,494,437)

Multimanager 2010 Lifetime Portfolio

		Six months ended 2-28-19		Year ended 8-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	238,121	$2,071,499	648,959	$6,091,182
Distributions reinvested	441,213	3,525,290	337,267	3,092,734
Repurchased	(405,105)	(3,545,815)	(989,274)	(9,194,528)
Net increase (decrease)	274,229	$2,050,974	(3,048)	$(10,612)
Class I shares
Sold	—	—	9,504	$87,388
Distributions reinvested	1,596	$12,726	793	7,259
Repurchased	(1,725)	(14,026)	(14,341)	(135,288)
Net decrease	(129)	$(1,300)	(4,044)	$(40,641)
Class R1 shares
Sold	2,716	$22,356	3,050	$28,190
Distributions reinvested	2,771	22,055	2,329	21,284
Repurchased	(27,819)	(236,797)	(16,828)	(159,550)
Net decrease	(22,332)	$(192,386)	(11,449)	$(110,076)

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       85

		Six months ended 2-28-19		Year ended 8-31-18
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	2,723	$23,677	22,803	$208,237
Distributions reinvested	4,563	36,407	2,833	25,950
Repurchased	(3,536)	(29,757)	(31,401)	(293,789)
Net increase (decrease)	3,750	$30,327	(5,765)	$(59,602)
Class R3 shares
Sold	607	$5,279	2,405	$22,354
Distributions reinvested	1,312	10,462	1,014	9,282
Repurchased	(4,938)	(42,368)	(13,669)	(130,420)
Net decrease	(3,019)	$(26,627)	(10,250)	$(98,784)
Class R4 shares
Sold	1,000	$8,824	2,148	$20,085
Distributions reinvested	789	6,296	1,846	16,907
Repurchased	(195)	(1,711)	(22,054)	(201,004)
Net increase (decrease)	1,594	$13,409	(18,060)	$(164,012)
Class R5 shares
Sold	2	$20	1,447	$13,261
Distributions reinvested	445	3,539	2,382	21,820
Repurchased	(1,269)	(10,393)	(37,319)	(342,939)
Net decrease	(822)	$(6,834)	(33,490)	$(307,858)
Class R6 shares
Sold	788,783	$6,938,717	275,796	$2,603,992
Distributions reinvested	108,894	868,970	26,965	246,995
Repurchased	(228,639)	(1,880,642)	(111,301)	(1,027,547)
Net increase	669,038	$5,927,045	191,460	$1,823,440
Class 1 shares
Sold	1,192,826	$10,580,191	1,867,132	$17,421,534
Distributions reinvested	1,490,951	11,897,784	1,346,532	12,334,234
Repurchased	(3,425,801)	(30,389,129)	(6,030,173)	(56,504,182)
Net decrease	(742,024)	$(7,911,154)	(2,816,509)	$(26,748,414)
Total net increase (decrease)	180,285	$(116,546)	(2,711,155)	$(25,716,559)

Affiliates of the Trust owned shares of the following classes of the portfolios on February 28, 2019. Such concentration of shareholders' capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.

Portfolio	Class	% by Class
Multimanager 2060 Lifetime Portfolio	I	100%
Multimanager 2060 Lifetime Portfolio	R1	100%
Multimanager 2060 Lifetime Portfolio	R2	62%
Multimanager 2060 Lifetime Portfolio	R3	58%
Multimanager 2060 Lifetime Portfolio	R4	87%
Multimanager 2060 Lifetime Portfolio	1	100%
Multimanager 2055 Lifetime Portfolio	A	1%
Multimanager 2055 Lifetime Portfolio	I	84%
Multimanager 2055 Lifetime Portfolio	R1	100%
Multimanager 2055 Lifetime Portfolio	R4	98%
Multimanager 2055 Lifetime Portfolio	1	100%
Multimanager 2050 Lifetime Portfolio	I	28%
Multimanager 2050 Lifetime Portfolio	1	100%
Multimanager 2045 Lifetime Portfolio	R6	2%
Multimanager 2045 Lifetime Portfolio	I	55%
Multimanager 2045 Lifetime Portfolio	1	100%
Multimanager 2040 Lifetime Portfolio	I	37%
Multimanager 2040 Lifetime Portfolio	1	100%
Multimanager 2035 Lifetime Portfolio	1	100%

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       86

Portfolio	Class	% by Class
Multimanager 2030 Lifetime Portfolio	R6	1%
Multimanager 2030 Lifetime Portfolio	1	100%
Multimanager 2025 Lifetime Portfolio	1	100%
Multimanager 2020 Lifetime Portfolio	R6	15%
Multimanager 2020 Lifetime Portfolio	1	100%
Multimanager 2015 Lifetime Portfolio	1	100%
Multimanager 2010 Lifetime Portfolio	1	100%

Note 6 — Purchase and sale of securities

The following summarizes the purchases and sales of the affiliated underlying funds for the six months ended February 28, 2019:

Portfolio	Purchases	Sales
Multimanager 2060 Lifetime Portfolio	$28,417,967	$8,903,605
Multimanager 2055 Lifetime Portfolio	58,076,092	30,289,231
Multimanager 2050 Lifetime Portfolio	106,513,727	65,460,799
Multimanager 2045 Lifetime Portfolio	182,809,884	135,857,287
Multimanager 2040 Lifetime Portfolio	205,029,398	144,048,603
Multimanager 2035 Lifetime Portfolio	231,182,948	182,785,152
Multimanager 2030 Lifetime Portfolio	288,365,031	244,248,948
Multimanager 2025 Lifetime Portfolio	277,988,265	263,038,827
Multimanager 2020 Lifetime Portfolio	176,962,717	198,023,858
Multimanager 2015 Lifetime Portfolio	65,009,644	94,348,445
Multimanager 2010 Lifetime Portfolio	46,408,093	54,519,272

Note 7 — Investment in affiliated underlying funds

The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios' investment may represent a significant portion of each underlying fund's net assets. At February 28, 2019, the following portfolios held 5% or more of the net assets of the underlying funds shown below:

Portfolio	Affiliate Series NAV	Percentage of Underlying Portfolio's Net Assets
Multimanager 2025 Lifetime Portfolio	JHF II Spectrum Income Fund	6.1%
Multimanager 2020 Lifetime Portfolio	JHF II Spectrum Income Fund	5.0%

Information regarding each portfolio's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)*	Change in unrealized appreciation (depreciation)	Ending value
Multimanager 2060 Lifetime Portfolio
Absolute Return Currency	41,758	303	—	42,061	$2,826	—	—	$2,482	$389,068
Asia Pacific Total Return Bond	9,217	4,459	(4,276)	9,400	2,272	—	($723)	1,658	89,955
Blue Chip Growth	24,020	38,951	(5,641)	57,330	—	$133,163	(7,719)	(129,763)	2,242,762
Bond	31,558	39,291	(21,335)	49,514	12,425	—	(14,557)	18,769	763,995
Capital Appreciation	52,954	55,201	(11,120)	97,035	2,004	204,021	(30,612)	(192,097)	1,462,319
Capital Appreciation Value	198,195	96,212	(24,065)	270,342	71,440	247,195	(28,393)	(204,952)	2,962,951
Core Bond	13,244	20,605	(6,518)	27,331	2,704	—	(3,220)	3,200	345,467
Disciplined Value	53,298	26,766	(5,013)	75,051	19,163	99,698	(7,028)	(159,246)	1,483,000
Disciplined Value International	11,654	111,286	(6,754)	116,186	19,953	33,048	(11,432)	(64,447)	1,401,204
Diversified Real Assets	174,974	70,863	(19,514)	226,323	38,582	16,340	(22,708)	(70,805)	2,220,225
Emerging Markets	147,004	43,606	(5,295)	185,315	30,115	—	(8,508)	(48,354)	1,982,869
Emerging Markets Debt	27,075	19,039	(4,863)	41,251	8,417	—	(3,658)	16,674	376,619

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       87

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)*	Change in unrealized appreciation (depreciation)	Ending value
Emerging Markets Equity	145,307	103,879	—	249,186	$14,976	$111,482	—	($129,191)	$2,576,586
Equity Income	74,632	55,219	(6,963)	122,888	20,418	157,190	($17,488)	(204,249)	2,203,388
Financial Industries	44,391	11,677	(2,967)	53,101	10,083	53,180	(1,516)	(120,050)	964,843
Floating Rate Income	20,824	11,096	(10,068)	21,852	3,968	—	(2,570)	(103)	182,031
Fundamental Global Franchise	42,280	20,974	(721)	62,533	3,880	69,244	(246)	(92,871)	680,979
Fundamental Large Cap Core	17,748	10,734	(1,468)	27,014	6,721	112,554	(14,242)	(172,086)	1,207,784
Global Absolute Return Strategies	37,870	5	(28,933)	8,942	—	—	(11,798)	6,709	91,562
Global Bond	3,439	534	(2,269)	1,704	499	—	170	(660)	21,467
Global Equity	83,494	34,829	(7,313)	111,010	23,527	49,005	(12,152)	(59,660)	1,216,666
Global Income	—	—	—	—	4	—	—	—	—
Global Shareholder Yield	53,314	5,732	(1,731)	57,315	8,507	14,885	(488)	(18,279)	628,749
Global Short Duration Credit	8,149	4,161	(3,855)	8,455	2,049	—	(1,996)	1,310	74,234
Health Sciences	129,397	61,291	(18,604)	172,084	—	42,807	(8,826)	(41,942)	796,749
High Yield (JHAM)	19,833	10,094	(9,194)	20,733	1,992	—	(1,886)	653	70,077
High Yield (WAMCO)	4,257	738	(1,273)	3,722	1,018	—	(584)	(563)	29,292
International Growth	34,987	23,825	(862)	57,950	12,913	21,912	573	(72,708)	1,503,801
International Growth Stock	64,535	1,876	(17,637)	48,774	9,972	11,485	(28,923)	(15,151)	631,136
International Small Cap	47,405	18,487	(12,817)	53,075	17,065	142,148	(60,518)	(137,801)	925,633
International Small Company	82,154	106,566	(1,199)	187,521	21,347	108,755	(476)	(164,558)	1,940,838
International Value	47,733	7,491	(32,959)	22,265	17,525	—	(34,548)	(12,867)	342,216
International Value Equity	118,951	7,211	(126,162)	—	4,230	—	(60,951)	7,227	—
Mid Cap Stock	73,737	48,347	(9,260)	112,824	—	338,948	(37,937)	(237,557)	2,415,567
Mid Value	127,923	67,957	(4,902)	190,978	21,841	160,526	(18,081)	(297,330)	2,797,835
Real Return Bond	23,875	12,852	(11,495)	25,232	5,774	—	(6,323)	(986)	267,707
Science & Technology	93,557	120,369	(24,894)	189,032	—	207,967	(104,463)	(111,831)	682,407
Short Duration Credit Opportunities	14,511	9,743	(6,564)	17,690	2,952	—	(2,706)	3,328	166,992
Short Term Government Income	31,584	4,804	(25,389)	10,999	2,855	—	(2,514)	3,641	102,616
Small Cap Growth	22,798	24,705	(2,045)	45,458	—	15,511	(13,661)	(36,123)	764,601
Small Cap Stock	36,094	23,193	(19,428)	39,859	—	98,197	(13,646)	(95,599)	350,362
Small Cap Value	29,420	25,004	(1,366)	53,058	6,089	27,476	(5,877)	(80,872)	1,069,645
Small Company Value	14,501	6,329	(5,933)	14,897	3,306	47,361	(27,552)	(62,926)	376,451
Spectrum Income	17,825	2,672	(9,899)	10,598	2,709	1,368	(5,317)	3,071	109,792
Strategic Equity Allocation	1,455,572	884,654	(155,453)	2,184,773	395,370	2,693,757	(565,342)	(3,096,159)	23,857,723
Strategic Growth	48,620	13,904	(62,524)	—	—	195,015	(72,737)	(124,503)	—
Strategic Income Opportunities	32,334	26,777	(14,065)	45,046	6,342	—	(10,484)	6,565	462,171
Total Return	27,877	4,909	(18,880)	13,906	9,822	—	(7,461)	1,991	182,863
U.S. High Yield Bond	4,437	2,301	(2,102)	4,636	1,407	—	(930)	221	51,180
Value Equity	54,380	12,496	(2,668)	64,208	11,416	43,128	429	(82,959)	724,265
					$860,478	$5,457,366	($1,291,625)	($6,261,749)	$66,190,642
Multimanager 2055 Lifetime Portfolio
Absolute Return Currency	158,716	1,151	(3,715)	156,152	$10,742	—	($2,933)	$12,329	$1,444,404
Asia Pacific Total Return Bond	31,281	8,899	(13,923)	26,257	7,056	—	(952)	3,031	251,282
Blue Chip Growth	81,752	102,772	(19,933)	164,591	—	$401,864	58,599	(542,399)	6,438,783

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       88

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)*	Change in unrealized appreciation (depreciation)	Ending value
Bond	107,468	101,363	(70,572)	138,259	$38,176	—	($48,914)	$57,207	$2,133,334
Capital Appreciation	181,207	136,217	(38,844)	278,580	6,047	$615,700	(43,101)	(680,073)	4,198,197
Capital Appreciation Value	671,879	161,683	(57,413)	776,149	216,445	748,944	(63,614)	(698,512)	8,506,598
Core Bond	45,128	53,550	(21,196)	77,482	8,745	—	(11,178)	9,660	979,367
Disciplined Value	179,694	50,242	(14,472)	215,464	57,478	299,038	(9,715)	(518,704)	4,257,570
Disciplined Value International	39,292	302,768	(10,847)	331,213	59,975	99,340	(17,146)	(231,802)	3,994,428
Diversified Real Assets	589,926	120,146	(60,319)	649,753	116,109	49,173	(57,614)	(278,787)	6,374,081
Emerging Markets	497,356	49,990	(274,678)	272,668	90,614	—	136,584	(318,021)	2,917,544
Emerging Markets Debt	91,663	44,962	(19,890)	116,735	26,186	—	(14,779)	53,085	1,065,794
Emerging Markets Equity	493,495	290,559	—	784,054	45,700	340,203	—	(450,135)	8,107,117
Equity Income	251,623	121,585	(20,406)	352,802	64,110	474,374	(40,518)	(670,456)	6,325,745
Financial Industries	149,792	24,394	(9,026)	165,160	31,360	165,407	(3,869)	(388,308)	3,000,966
Floating Rate Income	70,915	24,046	(31,219)	63,742	12,238	—	(8,495)	(1,031)	530,967
Fundamental Global Franchise	142,546	37,879	(1,502)	178,923	11,614	207,250	(2,205)	(296,214)	1,948,476
Fundamental Large Cap Core	60,089	21,119	(3,654)	77,554	20,164	337,699	(33,189)	(572,013)	3,467,447
Global Absolute Return Strategies	143,891	—	(110,449)	33,442	—	—	(13,465)	(6,045)	342,444
Global Bond	11,680	734	(7,550)	4,864	1,551	—	2,237	(4,077)	61,290
Global Equity	281,499	53,451	(16,250)	318,700	71,000	147,883	(28,442)	(217,637)	3,492,947
Global Income	—	—	—	—	17	—	—	—	—
Global Shareholder Yield	179,748	8,297	(9,776)	178,269	27,368	46,296	(5,196)	(56,872)	1,955,607
Global Short Duration Credit	27,721	8,121	(12,254)	23,588	6,359	—	(4,506)	1,769	207,101
Health Sciences	442,787	116,076	(64,824)	494,039	—	129,185	(20,298)	(155,202)	2,287,400
High Yield (JHAM)	67,547	19,162	(28,880)	57,829	6,176	—	(5,431)	713	195,464
High Yield (WAMCO)	14,493	1,115	(4,874)	10,734	3,290	—	(2,487)	(1,745)	84,473
International Growth	117,960	51,512	(4,436)	165,036	38,885	65,986	2,437	(261,973)	4,282,678
International Growth Stock	244,548	7,520	(56,504)	195,564	39,982	46,050	(70,775)	(87,820)	2,530,601
International Small Cap	159,827	44,689	(59,254)	145,262	52,907	440,706	(104,318)	(532,565)	2,533,368
International Small Company	276,982	142,736	(9,372)	410,346	50,253	256,014	(5,481)	(566,363)	4,247,081
International Value	160,931	11,840	(112,772)	59,999	54,504	—	(12,471)	(141,543)	922,187
International Value Equity	401,044	8,967	(410,011)	—	13,668	—	11,246	(185,508)	—
Mid Cap Stock	256,088	88,428	(18,692)	325,824	—	1,022,889	(84,299)	(877,209)	6,975,885
Mid Value	431,383	131,032	(14,132)	548,283	65,913	484,442	(47,272)	(967,336)	8,032,351
Real Return Bond	81,211	26,420	(37,082)	70,549	18,683	—	(21,214)	(4,765)	748,521
Science & Technology	321,789	298,879	(76,018)	544,650	—	627,609	(400,620)	(283,230)	1,966,187
Short Duration Credit Opportunities	49,311	21,530	(21,427)	49,414	9,142	—	(9,174)	10,354	466,470
Short Term Government Income	107,650	6,409	(99,917)	14,142	9,221	—	(10,950)	13,888	131,940
Small Cap Growth	79,178	55,827	(4,499)	130,506	—	46,810	(29,261)	(149,596)	2,195,105
Small Cap Stock	125,354	53,349	(53,651)	125,052	—	296,082	(19,944)	(335,223)	1,099,211
Small Cap Value	101,775	53,977	(3,427)	152,325	18,374	82,919	(14,352)	(278,174)	3,070,863
Small Company Value	50,483	12,215	(21,377)	41,321	9,929	142,251	(115,649)	(171,163)	1,044,181
Spectrum Income	60,524	3,720	(34,928)	29,316	8,475	4,247	(12,429)	3,627	303,712
Strategic Equity Allocation	4,907,468	1,720,743	(355,909)	6,272,302	1,189,794	8,106,372	(1,178,483)	(10,434,369)	68,493,542
Strategic Growth	165,619	41,795	(207,414)	—	—	649,773	23,108	(681,581)	—

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       89

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)*	Change in unrealized appreciation (depreciation)	Ending value
Strategic Income Opportunities	109,686	61,465	(45,195)	125,956	$19,826	—	($30,356)	$15,559	$1,292,308
Total Return	94,983	7,796	(63,074)	39,705	31,509	—	(26,047)	5,601	522,117
U.S. High Yield Bond	15,105	4,326	(6,496)	12,935	4,537	—	(2,638)	(266)	142,801
Value Equity	183,342	23,851	(7,785)	199,408	35,465	$133,939	2,583	(264,826)	2,249,325
					$2,609,587	$16,468,445	(2,396,986)	($22,124,720)	$187,819,260
Multimanager 2050 Lifetime Portfolio
Absolute Return Currency	365,239	2,509	(35,857)	331,891	$23,410	—	($20,205)	$42,732	$3,069,991
Asia Pacific Total Return Bond	68,377	15,057	(28,494)	54,940	14,869	—	(59)	4,254	525,780
Blue Chip Growth	177,687	205,422	(40,264)	342,845	—	$849,604	230,061	(1,258,320)	13,412,083
Bond	234,916	200,490	(145,966)	289,440	80,990	—	(100,894)	116,542	4,466,058
Capital Appreciation	391,596	265,871	(71,929)	585,538	12,785	1,301,810	21,373	(1,553,717)	8,824,062
Capital Appreciation Value	1,462,680	290,480	(135,074)	1,618,086	457,737	1,583,863	(59,057)	(1,556,658)	17,734,225
Core Bond	98,647	108,409	(44,123)	162,933	18,636	—	(23,458)	19,595	2,059,469
Disciplined Value	390,561	87,653	(30,514)	447,700	121,462	631,928	(207)	(1,118,155)	8,846,552
Disciplined Value International	85,182	623,989	(12,111)	697,060	126,821	210,061	(16,050)	(510,787)	8,406,544
Diversified Real Assets	1,279,470	187,059	(113,906)	1,352,623	245,829	104,111	(108,922)	(611,716)	13,269,235
Emerging Markets	1,085,214	95,736	(610,724)	570,226	191,591	—	338,276	(747,779)	6,101,414
Emerging Markets Debt	200,201	87,517	(45,159)	242,559	56,225	—	(33,268)	114,717	2,214,567
Emerging Markets Equity	1,078,137	546,325	—	1,624,462	98,114	730,384	—	(968,394)	16,796,935
Equity Income	547,106	220,070	(34,003)	733,173	136,474	1,002,813	(63,726)	(1,446,137)	13,145,800
Financial Industries	326,351	47,318	(21,696)	351,973	66,832	352,498	(1,562)	(834,821)	6,395,342
Floating Rate Income	155,014	40,718	(64,490)	131,242	26,012	—	(15,962)	(4,278)	1,093,247
Fundamental Global Franchise	308,646	68,196	(3,362)	373,480	24,542	437,954	(4,674)	(626,790)	4,067,197
Fundamental Large Cap Core	130,915	40,297	(10,016)	161,196	42,636	714,059	(64,138)	(1,225,123)	7,207,086
Global Absolute Return Strategies	333,963	—	(254,433)	79,530	—	—	(51,301)	6,468	814,390
Global Bond	25,531	1,364	(16,747)	10,148	3,274	—	8,154	(12,163)	127,867
Global Equity	611,695	81,380	(27,941)	665,134	150,034	312,502	(39,594)	(481,169)	7,289,863
Global Income	—	—	—	—	38	—	—	—	—
Global Shareholder Yield	389,169	15,751	(21,791)	383,129	58,699	99,498	(1,614)	(130,666)	4,202,924
Global Short Duration Credit	60,596	14,047	(25,229)	49,414	13,529	—	(10,236)	4,214	433,859
Health Sciences	948,754	215,878	(132,547)	1,032,085	—	273,093	(49,316)	(324,716)	4,778,554
High Yield (JHAM)	147,653	32,855	(59,358)	121,150	13,144	—	(8,723)	(1,465)	409,485
High Yield (WAMCO)	31,681	2,107	(10,977)	22,811	7,013	—	(3,958)	(5,084)	179,524
International Growth	256,048	97,223	(9,123)	344,148	82,455	139,923	13,586	(572,910)	8,930,640
International Growth Stock	561,109	17,531	(151,411)	427,229	93,202	107,347	(139,193)	(219,093)	5,528,346
International Small Cap	347,668	86,268	(134,324)	299,612	113,170	942,691	(95,397)	(1,266,456)	5,225,233
International Small Company	601,991	237,353	(18,951)	820,393	103,160	525,546	396	(1,235,266)	8,491,065
International Value	348,246	17,994	(244,883)	121,357	115,764	—	(56,735)	(270,155)	1,865,256
International Value Equity	867,416	14,851	(882,267)	—	29,183	—	188,217	(560,606)	—
Mid Cap Stock	564,527	153,211	(35,246)	682,492	—	2,174,520	(140,327)	(1,985,371)	14,612,152
Mid Value	957,154	205,055	(22,325)	1,139,884	139,352	1,024,193	(76,878)	(2,114,916)	16,699,297
Real Return Bond	177,521	47,248	(77,277)	147,492	39,812	—	(42,507)	(13,772)	1,564,885
Science & Technology	691,863	597,121	(132,821)	1,156,163	—	1,326,747	(580,446)	(872,240)	4,173,749

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       90

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)*	Change in unrealized appreciation (depreciation)	Ending value
Short Duration Credit Opportunities	107,790	39,695	(43,971)	103,514	$19,442	—	($12,758)	$15,057	$977,171
Short Term Government Income	235,314	12,369	(209,897)	37,786	19,655	—	(26,446)	32,461	352,542
Small Cap Growth	173,530	106,742	(8,933)	271,339	—	$98,956	(55,859)	(338,449)	4,563,921
Small Cap Stock	274,730	99,106	(111,212)	262,624	—	621,076	(21,218)	(740,072)	2,308,467
Small Cap Value	226,330	102,155	(11,789)	316,696	38,842	175,289	(46,758)	(593,199)	6,384,583
Small Company Value	112,313	23,644	(49,522)	86,435	20,908	299,547	(226,913)	(392,994)	2,184,211
Spectrum Income	132,301	7,022	(76,164)	63,159	18,174	8,978	(18,651)	(302)	654,330
Strategic Equity Allocation	10,673,571	3,115,816	(751,107)	13,038,280	2,514,891	17,134,596	(1,590,499)	(23,041,074)	142,378,021
Strategic Growth	359,551	85,586	(445,137)	—	—	1,390,635	868,152	(2,278,088)	—
Strategic Income Opportunities	239,764	116,474	(92,643)	263,595	42,202	—	(61,120)	28,715	2,704,486
Total Return	207,625	14,905	(139,684)	82,846	67,042	—	(52,726)	8,431	1,089,426
U.S. High Yield Bond	33,019	7,498	(13,424)	27,093	9,673	—	(3,241)	(3,019)	299,107
Value Equity	399,090	45,158	(20,019)	424,229	75,450	284,946	10,740	(569,624)	4,785,307
					$5,533,073	$34,859,168	($2,245,641)	($50,092,358)	$391,644,248
Multimanager 2045 Lifetime Portfolio
Absolute Return Currency	725,939	4,756	(100,288)	630,407	$44,373	—	$14,765	$32,479	$5,831,267
Asia Pacific Total Return Bond	133,093	25,357	(55,311)	103,139	27,456	—	(828)	8,737	987,044
Blue Chip Growth	348,224	368,303	(70,516)	646,011	—	$1,605,309	(182,617)	(1,818,316)	25,271,949
Bond	457,772	370,816	(284,873)	543,715	153,650	—	(196,165)	221,519	8,389,525
Capital Appreciation	767,473	463,462	(128,992)	1,101,943	24,162	2,460,185	(280,253)	(2,665,989)	16,606,276
Capital Appreciation Value	2,854,828	485,856	(295,604)	3,045,080	880,855	3,047,934	(22,657)	(3,155,278)	33,374,080
Core Bond	191,446	200,256	(85,034)	306,668	35,198	—	(43,727)	35,533	3,876,278
Disciplined Value	764,702	140,148	(66,980)	837,870	233,647	1,215,595	69,066	(2,258,945)	16,556,320
Disciplined Value International	166,988	1,191,662	(42,514)	1,316,136	244,050	404,233	(72,154)	(973,167)	15,872,595
Diversified Real Assets	2,507,197	245,042	(219,484)	2,532,755	473,333	200,461	(200,976)	(1,243,652)	24,846,326
Emerging Markets	2,112,669	152,831	(1,190,473)	1,075,027	370,386	—	1,418,317	(2,226,214)	11,502,785
Emerging Markets Debt	394,538	155,908	(95,477)	454,969	109,363	—	(54,054)	212,400	4,153,861
Emerging Markets Equity	2,100,881	931,379	—	3,032,260	189,227	1,408,653	—	(1,870,480)	31,353,568
Equity Income	1,066,690	400,663	(89,913)	1,377,440	263,234	1,919,116	(63,279)	(2,888,163)	24,697,506
Financial Industries	636,286	72,192	(38,804)	669,674	127,156	670,674	6,115	(1,621,666)	12,167,976
Floating Rate Income	301,635	69,058	(127,524)	243,169	49,393	—	(19,683)	(20,307)	2,025,595
Fundamental Global Franchise	606,537	108,220	(6,500)	708,257	47,321	844,472	1,180	(1,240,738)	7,712,916
Fundamental Large Cap Core	257,226	62,857	(17,325)	302,758	82,051	1,374,159	(78,927)	(2,435,967)	13,536,329
Global Absolute Return Strategies	666,259	—	(513,114)	153,145	—	—	(106,393)	15,139	1,568,201
Global Bond	49,696	1,730	(32,352)	19,074	6,045	—	20,420	(28,230)	240,330
Global Equity	1,202,767	118,756	(77,693)	1,243,830	287,942	599,748	(34,550)	(1,003,819)	13,632,382
Global Shareholder Yield	758,762	28,738	(56,123)	731,377	113,231	189,937	53,893	(311,544)	8,023,207
Global Short Duration Credit	117,859	25,010	(50,192)	92,677	25,700	—	(26,747)	14,777	813,705
Health Sciences	1,859,423	297,078	(209,382)	1,947,119	—	516,050	(66,485)	(657,880)	9,015,160
High Yield (JHAM)	287,169	59,422	(119,387)	227,204	25,003	—	(15,916)	(4,163)	767,948
High Yield (WAMCO)	61,667	3,545	(22,022)	43,190	13,326	—	24,140	(41,369)	339,909
International Growth	501,634	165,852	(19,067)	648,419	159,409	270,510	(1,954)	(1,121,793)	16,826,462
International Growth Stock	1,114,576	34,937	(342,630)	806,883	185,746	213,937	51,132	(758,374)	10,441,067

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       91

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)*	Change in unrealized appreciation (depreciation)	Ending value
International Small Cap	678,791	149,059	(263,834)	564,016	$216,393	$1,802,520	($46,465)	($2,601,105)	$9,836,432
International Small Company	1,180,007	414,275	(28,931)	1,565,351	198,487	1,011,192	(15,151)	(2,412,019)	16,201,387
International Value	681,569	17,036	(478,833)	219,772	221,501	—	1,298,128	(1,932,449)	3,377,903
International Value Equity	1,694,235	12,872	(1,707,107)	—	56,625	—	749,112	(1,473,306)	—
Mid Cap Stock	1,122,418	264,890	(113,225)	1,274,083	—	4,293,091	(171,436)	(4,315,230)	27,278,123
Mid Value	1,901,509	312,040	(80,302)	2,133,247	276,841	2,034,691	(274,327)	(4,223,924)	31,252,071
Real Return Bond	345,758	81,047	(149,701)	277,104	75,497	—	(77,808)	(31,684)	2,940,070
Science & Technology	1,355,954	1,055,781	(268,046)	2,143,689	—	2,507,084	(1,194,261)	(1,582,716)	7,738,719
Short Duration Credit Opportunities	209,809	75,418	(90,901)	194,326	36,946	—	(25,514)	29,053	1,834,437
Short Term Government Income	458,030	16,608	(315,124)	159,514	37,206	—	(56,415)	66,426	1,488,269
Small Cap Growth	343,094	183,808	(19,114)	507,788	—	186,992	(93,762)	(703,900)	8,540,994
Small Cap Stock	542,847	169,878	(224,068)	488,657	—	1,180,528	159,615	(1,659,855)	4,295,296
Small Cap Value	446,729	163,438	(17,498)	592,669	73,398	331,234	(69,137)	(1,194,000)	11,948,211
Small Company Value	223,119	46,438	(106,808)	162,749	39,741	569,372	(349,461)	(878,611)	4,112,671
Spectrum Income	257,519	9,444	(146,881)	120,082	34,877	16,577	(14,870)	(21,548)	1,244,050
Strategic Equity Allocation	21,054,186	5,299,257	(1,870,393)	24,483,050	4,826,875	32,886,734	(2,389,722)	(45,553,253)	267,354,911
Strategic Growth	704,669	163,680	(868,349)	—	—	2,708,897	3,961,124	(6,709,323)	—
Strategic Income Opportunities	467,786	216,125	(189,292)	494,619	80,748	—	(110,311)	45,847	5,074,788
Total Return	403,717	21,813	(269,803)	155,727	126,242	—	(78,962)	(5,648)	2,047,812
U.S. High Yield Bond	64,270	13,393	(26,801)	50,862	18,329	—	(10,463)	(1,781)	561,512
Value Equity	782,833	73,707	(45,047)	811,493	144,338	545,062	70,140	(1,145,516)	9,153,644
					$10,635,301	$67,014,947	$1,451,717	($104,110,012)	$736,711,867
Multimanager 2040 Lifetime Portfolio
Absolute Return Currency	792,566	5,361	(95,942)	701,985	$50,018	—	$4,280	$44,609	$6,493,359
Asia Pacific Total Return Bond	170,749	34,159	(63,920)	140,988	39,176	—	(4,685)	14,627	1,349,259
Blue Chip Growth	378,883	400,038	(66,065)	712,856	—	$1,771,376	(208,767)	(1,999,190)	27,886,929
Bond	728,205	347,200	(335,959)	739,446	221,252	—	(236,246)	237,771	11,409,648
Capital Appreciation	833,807	525,069	(123,525)	1,235,351	27,134	2,762,846	(278,806)	(3,019,240)	18,616,744
Capital Appreciation Value	3,094,794	518,246	(290,260)	3,322,780	968,560	3,351,414	(59,380)	(3,423,124)	36,417,674
Core Bond	305,607	290,429	(122,420)	473,616	59,244	—	(63,449)	52,075	5,986,506
Disciplined Value	827,180	144,978	(56,940)	915,218	257,111	1,337,672	31,601	(2,429,752)	18,084,717
Disciplined Value International	180,847	1,307,010	(38,674)	1,449,183	268,301	444,401	(67,893)	(1,074,973)	17,477,151
Diversified Real Assets	2,725,370	276,854	(199,470)	2,802,754	521,340	220,793	(173,246)	(1,384,847)	27,495,014
Emerging Markets	2,300,355	198,700	(1,318,057)	1,180,998	405,619	—	1,173,270	(2,029,564)	12,636,681
Emerging Markets Debt	503,561	289,277	(99,276)	693,562	150,810	—	(67,881)	300,627	6,332,218
Emerging Markets Equity	2,289,803	1,112,374	—	3,402,177	206,070	1,534,039	—	(2,044,925)	35,178,506
Equity Income	1,158,298	450,263	(80,489)	1,528,072	287,088	2,110,495	(87,570)	(3,141,391)	27,398,338
Financial Industries	688,957	88,057	(36,960)	740,054	140,519	741,159	(7,041)	(1,754,501)	13,446,778
Floating Rate Income	386,387	111,800	(143,943)	354,244	65,639	—	(28,258)	(21,165)	2,950,849
Fundamental Global Franchise	656,214	124,759	(3,165)	777,808	51,903	926,239	(603)	(1,349,968)	8,470,328
Fundamental Large Cap Core	277,100	81,581	(20,419)	338,262	90,210	1,510,806	(127,956)	(2,624,967)	15,123,706
Global Absolute Return Strategies	723,762	—	(626,453)	97,309	—	—	(109,510)	(7,977)	996,449
Global Bond	63,745	2,247	(38,287)	27,705	8,612	—	19,058	(28,640)	349,080

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       92

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)*	Change in unrealized appreciation (depreciation)	Ending value
Global Equity	1,295,796	134,989	(53,293)	1,377,492	$316,587	$659,411	($42,680)	($1,087,005)	$15,097,309
Global Shareholder Yield	827,468	31,458	(55,860)	803,066	123,210	208,555	12,780	(291,690)	8,809,637
Global Short Duration Credit	150,783	32,101	(56,388)	126,496	34,073	—	(31,696)	17,500	1,110,636
Health Sciences	1,971,426	340,823	(228,383)	2,083,866	—	556,926	(74,084)	(704,930)	9,648,301
High Yield (JHAM)	367,972	76,530	(133,615)	310,887	33,135	—	(19,842)	(4,668)	1,050,799
High Yield (WAMCO)	78,936	4,830	(23,329)	60,437	17,905	—	(1,782)	(19,869)	475,637
International Growth	542,982	185,785	(16,483)	712,284	175,318	297,508	(4,514)	(1,204,561)	18,483,776
International Growth Stock	1,197,095	37,364	(354,182)	880,277	198,652	228,802	26,268	(791,397)	11,390,785
International Small Cap	736,124	165,505	(285,620)	616,009	237,237	1,976,150	(122,577)	(2,745,561)	10,743,203
International Small Company	1,275,027	451,572	(24,468)	1,702,131	218,238	1,111,811	(12,401)	(2,637,610)	17,617,054
International Value	740,821	25,523	(525,464)	240,880	243,384	—	1,337,443	(2,028,056)	3,702,319
International Value Equity	1,846,001	11,951	(1,857,952)	—	61,528	—	779,136	(1,568,237)	—
Mid Cap Stock	1,202,459	295,587	(97,673)	1,400,373	—	4,599,237	(134,810)	(4,504,307)	29,981,986
Mid Value	2,051,470	297,494	(36,500)	2,312,464	298,673	2,195,155	(127,965)	(4,662,240)	33,877,592
Real Return Bond	442,384	107,424	(171,356)	378,452	101,611	—	(95,112)	(44,830)	4,015,372
Science & Technology	1,432,490	1,160,386	(276,844)	2,316,032	—	2,701,314	(1,240,981)	(1,740,721)	8,360,877
Short Duration Credit Opportunities	268,590	139,639	(95,651)	312,578	49,597	—	(32,981)	41,951	2,950,739
Short Term Government Income	1,088,074	42,710	(776,636)	354,148	93,231	—	(130,433)	158,051	3,304,198
Small Cap Growth	368,828	197,721	(17,295)	549,254	—	205,843	(86,720)	(764,073)	9,238,452
Small Cap Stock	581,911	215,870	(257,333)	540,448	—	1,308,177	112,103	(1,732,439)	4,750,537
Small Cap Value	481,925	186,509	(22,854)	645,580	80,800	364,637	(83,710)	(1,287,243)	13,014,885
Small Company Value	240,724	49,806	(111,680)	178,850	44,043	631,007	(386,509)	(946,137)	4,519,544
Spectrum Income	330,245	12,582	(175,579)	167,248	46,105	23,579	(37,830)	(6,767)	1,732,692
Strategic Equity Allocation	21,994,217	5,621,244	(1,516,096)	26,099,365	5,156,703	35,133,932	(2,499,264)	(48,485,799)	285,005,065
Strategic Growth	764,864	178,226	(943,090)	—	—	2,949,633	4,217,998	(7,211,192)	—
Strategic Income Opportunities	599,086	404,007	(200,508)	802,585	108,066	—	(132,493)	58,459	8,234,525
Total Return	643,163	37,082	(398,564)	281,681	214,299	—	(145,162)	9,069	3,704,105
U.S. High Yield Bond	82,288	17,383	(30,137)	69,534	24,719	—	(15,077)	(522)	767,659
Value Equity	844,022	83,044	(37,906)	889,160	158,147	597,227	46,990	(1,222,002)	10,029,729
					$11,853,867	72,460,144	$781,013	($111,091,341)	$815,717,347
Multimanager 2035 Lifetime Portfolio
Absolute Return Currency	1,228,505	8,097	(163,169)	1,073,433	$75,541	—	($15,080)	$91,763	$9,929,251
Asia Pacific Total Return Bond	454,542	67,611	(95,203)	426,950	120,047	—	(12,485)	41,362	4,085,916
Blue Chip Growth	454,062	463,185	(84,625)	832,622	—	$2,099,822	(267,683)	(2,429,417)	32,572,171
Bond	1,480,002	442,245	(334,957)	1,587,290	444,711	—	(242,947)	237,995	24,491,885
Capital Appreciation	1,002,026	579,882	(157,060)	1,424,848	31,766	3,234,427	(387,229)	(3,539,142)	21,472,466
Capital Appreciation Value	3,780,417	533,318	(355,233)	3,958,502	1,157,913	4,006,611	29,241	(4,200,011)	43,385,181
Core Bond	613,114	507,409	(137,798)	982,725	127,264	—	(78,816)	62,468	12,421,649
Disciplined Value	973,793	151,764	(70,677)	1,054,880	295,919	1,539,579	74,567	(2,849,478)	20,844,428
Disciplined Value International	157,557	1,455,801	(31,767)	1,581,591	294,150	487,216	(54,507)	(1,181,750)	19,073,985
Diversified Real Assets	3,246,614	274,580	(291,647)	3,229,547	607,855	257,433	(239,993)	(1,614,945)	31,681,859
Emerging Markets	2,592,947	178,193	(1,486,563)	1,284,577	447,868	—	1,690,748	(2,700,806)	13,744,973
Emerging Markets Debt	1,320,379	457,187	—	1,777,566	366,058	—	—	496,705	16,229,176

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       93

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)*	Change in unrealized appreciation (depreciation)	Ending value
Emerging Markets Equity	2,581,052	1,169,355	—	3,750,407	$234,433	$1,745,179	—	($2,301,096)	$38,779,207
Equity Income	1,353,760	454,397	(77,365)	1,730,792	333,574	2,427,915	($66,401)	(3,667,792)	31,033,101
Financial Industries	821,887	103,772	(45,050)	880,609	167,208	881,924	(2,496)	(2,101,671)	16,000,672
Floating Rate Income	1,332,920	98,908	(428,440)	1,003,388	231,681	—	(143,776)	(32,496)	8,358,222
Fundamental Global Franchise	791,596	164,420	(7,390)	948,626	61,769	1,102,288	1,760	(1,625,084)	10,330,532
Fundamental Large Cap Core	324,764	106,744	(23,811)	407,697	103,351	1,730,895	(137,159)	(3,056,579)	18,228,155
Global Absolute Return Strategies	1,120,738	—	(965,978)	154,760	—	—	(164,040)	(17,210)	1,584,740
Global Bond	169,693	3,754	(79,741)	93,706	26,432	—	29,652	(51,862)	1,180,696
Global Equity	1,587,526	137,921	(90,567)	1,634,880	378,450	788,264	(47,370)	(1,320,555)	17,918,280
Global Shareholder Yield	995,382	38,286	(62,310)	971,358	150,167	253,645	25,349	(369,186)	10,655,802
Global Short Duration Credit	400,072	58,773	(76,760)	382,085	95,803	—	(39,493)	10,404	3,354,707
Health Sciences	2,163,513	321,897	(242,591)	2,242,819	—	593,507	(80,759)	(764,098)	10,384,254
High Yield (JHAM)	1,008,491	141,820	(177,272)	973,039	95,989	—	(27,007)	(28,688)	3,288,870
High Yield (WAMCO)	216,492	11,130	(32,808)	194,814	52,592	—	(12,098)	(40,989)	1,533,182
International Growth	643,291	197,783	(27,895)	813,179	201,194	341,419	(4,986)	(1,451,416)	21,101,999
International Growth Stock	1,364,225	43,286	(416,397)	991,114	230,138	265,067	77,559	(935,660)	12,825,021
International Small Cap	857,507	193,836	(354,236)	697,107	274,635	2,287,665	(74,323)	(3,280,646)	12,157,548
International Small Company	1,489,569	454,050	(34,117)	1,909,502	247,775	1,262,288	(10,288)	(3,043,482)	19,763,343
International Value	906,488	34,626	(673,799)	267,315	295,457	—	1,856,655	(2,700,478)	4,108,637
International Value Equity	2,140,269	25,571	(2,165,840)	—	71,467	—	922,243	(1,836,525)	—
Mid Cap Stock	1,416,876	333,083	(163,958)	1,586,001	—	5,419,352	(255,040)	(5,450,240)	33,956,291
Mid Value	2,436,874	304,342	(92,382)	2,648,834	354,784	2,607,552	(316,196)	(5,433,910)	38,805,421
Real Return Bond	1,114,097	194,292	(227,756)	1,080,633	273,916	—	(114,354)	(231,246)	11,465,517
Science & Technology	1,555,327	1,198,075	(337,635)	2,415,767	—	2,882,423	(1,501,943)	(1,708,346)	8,720,919
Short Duration Credit Opportunities	775,637	213,852	(152,132)	837,357	146,801	—	(45,928)	83,483	7,904,649
Short Term Government Income	1,361,287	29,250	(749,777)	640,760	125,368	—	(134,657)	174,900	5,978,290
Small Cap Growth	412,733	198,834	(26,893)	584,674	—	224,389	(119,723)	(851,438)	9,834,209
Small Cap Stock	652,011	208,466	(291,366)	569,111	—	1,429,562	199,424	(2,021,709)	5,002,483
Small Cap Value	557,398	170,198	(27,416)	700,180	91,059	410,932	(97,223)	(1,484,421)	14,115,620
Small Company Value	278,202	52,870	(130,924)	200,148	49,768	713,036	(462,197)	(1,069,935)	5,057,731
Spectrum Income	877,112	23,271	(393,574)	506,809	129,555	72,138	(89,882)	(10,012)	5,250,542
Strategic Equity Allocation	25,707,212	6,042,821	(1,924,638)	29,825,395	5,873,089	40,014,856	(2,618,280)	(55,775,786)	325,693,308
Strategic Growth	920,029	214,306	(1,134,335)	—	—	3,546,771	5,150,567	(8,747,333)	—
Strategic Income Opportunities	1,589,684	803,473	(275,873)	2,117,284	300,043	—	(184,815)	25,586	21,723,335
Total Return	1,301,699	58,748	(638,476)	721,971	471,116	—	(221,938)	(45,622)	9,493,924
U.S. High Yield Bond	225,634	32,510	(41,033)	217,111	72,999	—	(16,857)	(21,548)	2,396,903
Value Equity	995,996	100,788	(55,423)	1,041,361	185,209	699,459	64,901	(1,437,329)	11,746,554
					$15,294,914	$83,325,614	$1,834,697	($130,205,271)	$1,009,665,604
Multimanager 2030 Lifetime Portfolio
Absolute Return Currency	1,738,651	11,348	(220,487)	1,529,512	$105,876	—	$2,415	$105,461	$14,147,986
Asia Pacific Total Return Bond	955,659	119,439	(215,570)	859,528	242,130	—	(117,177)	177,528	8,225,683
Blue Chip Growth	492,435	545,362	(116,418)	921,379	—	$2,356,106	(323,154)	(2,565,055)	36,044,342
Bond	3,085,745	763,123	(759,166)	3,089,702	914,522	—	(572,933)	552,022	47,674,099

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       94

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)*	Change in unrealized appreciation (depreciation)	Ending value
Capital Appreciation	1,086,599	660,853	(203,917)	1,543,535	$34,989	$3,562,611	($506,188)	($3,709,322)	$23,261,074
Capital Appreciation Value	4,448,579	681,193	(382,649)	4,747,123	1,389,998	4,809,673	37,094	(4,965,229)	52,028,471
Core Bond	1,290,026	1,241,219	(308,488)	2,222,757	261,541	—	(178,082)	143,689	28,095,643
Disciplined Value	1,028,651	203,398	(100,864)	1,131,185	319,382	1,661,646	92,984	(3,015,866)	22,352,220
Disciplined Value International	208,619	1,590,417	(27,830)	1,771,206	331,295	548,741	(42,565)	(1,318,653)	21,360,747
Diversified Real Assets	3,493,655	314,550	(252,069)	3,556,136	670,234	283,851	(149,890)	(1,789,337)	34,885,691
Emerging Markets	2,461,735	207,151	(1,406,279)	1,262,607	435,473	—	2,743,509	(3,626,814)	13,509,892
Emerging Markets Debt	2,801,648	287,802	—	3,089,450	701,313	—	—	832,455	28,206,675
Emerging Markets Equity	2,434,403	1,172,196	—	3,606,599	219,619	1,634,899	—	(2,172,737)	37,292,235
Equity Income	1,433,648	511,039	(103,306)	1,841,381	357,587	2,638,414	(33,469)	(3,927,309)	33,015,962
Financial Industries	882,874	112,989	(52,526)	943,337	179,118	944,745	9,885	(2,251,176)	17,140,426
Floating Rate Income	2,122,380	95,376	(767,780)	1,449,976	358,145	—	(273,264)	(19,627)	12,078,301
Fundamental Global Franchise	1,019,282	268,663	(13,293)	1,274,652	80,807	1,442,040	152	(2,085,891)	13,880,965
Fundamental Large Cap Core	364,295	108,357	(28,376)	444,276	118,228	1,980,038	(122,304)	(3,434,086)	19,863,563
Global Absolute Return Strategies	1,582,943	—	(1,210,218)	372,725	—	—	(146,533)	(66,609)	3,816,703
Global Bond	357,059	4,987	(176,356)	185,690	53,366	—	70,024	(116,607)	2,339,690
Global Equity	1,847,656	205,970	(122,721)	1,930,905	452,961	943,461	(38,171)	(1,547,147)	21,162,719
Global Shareholder Yield	1,102,684	42,912	(72,920)	1,072,676	165,059	278,572	48,720	(416,619)	11,767,257
Global Short Duration Credit	844,023	112,747	(188,392)	768,378	198,223	—	(134,794)	70,832	6,746,357
Health Sciences	2,135,920	425,688	(325,219)	2,236,389	—	605,520	(85,186)	(734,911)	10,354,483
High Yield (JHAM)	2,084,533	261,850	(433,744)	1,912,639	195,145	—	(60,389)	(57,310)	6,464,720
High Yield (WAMCO)	448,082	20,970	(76,618)	392,434	106,211	—	(16,492)	(92,209)	3,088,458
International Growth	644,698	237,284	(26,625)	855,357	208,214	353,330	3,808	(1,385,653)	22,196,511
International Growth Stock	1,526,346	47,833	(467,934)	1,106,245	254,310	292,908	116,860	(1,088,434)	14,314,817
International Small Cap	874,371	202,516	(362,985)	713,902	279,556	2,328,654	13,319	(3,343,300)	12,450,447
International Small Company	1,515,699	472,871	(45,498)	1,943,072	259,678	1,322,929	(17,555)	(3,085,215)	20,110,790
International Value	844,966	35,298	(600,340)	279,924	276,203	—	1,805,996	(2,585,934)	4,302,431
International Value Equity	2,290,550	26,339	(2,316,889)	—	76,175	—	1,015,733	(1,987,948)	—
Mid Cap Stock	1,373,498	407,678	(178,795)	1,602,381	—	5,344,094	(141,356)	(5,177,445)	34,306,976
Mid Value	2,308,896	288,599	(24,567)	2,572,928	337,146	2,477,915	(59,338)	(5,263,230)	37,693,390
Real Return Bond	2,456,089	380,381	(546,910)	2,289,560	590,209	—	(300,325)	(454,596)	24,292,234
Science & Technology	1,658,891	1,327,888	(361,694)	2,625,085	—	3,165,691	(1,550,053)	(1,925,111)	9,476,557
Short Duration Credit Opportunities	1,722,881	305,247	(368,465)	1,659,663	319,718	—	(126,302)	195,634	15,667,216
Short Term Government Income	1,933,458	25,244	(1,329,880)	628,822	173,758	—	(219,481)	277,823	5,866,908
Small Cap Growth	344,731	219,056	(27,741)	536,046	—	199,166	(77,075)	(714,727)	9,016,297
Small Cap Stock	546,921	220,302	(258,368)	508,855	—	1,261,974	149,227	(1,695,657)	4,472,832
Small Cap Value	463,217	198,486	(29,327)	632,376	78,352	353,588	(92,687)	(1,209,876)	12,748,702
Small Company Value	228,639	59,574	(117,419)	170,794	42,390	607,330	(280,539)	(992,705)	4,315,968
Spectrum Income	1,846,200	43,653	(920,658)	969,195	269,124	145,956	(242,723)	32,233	10,040,865
Strategic Equity Allocation	26,803,140	7,311,393	(2,479,569)	31,634,964	6,300,037	42,923,758	(3,062,563)	(58,391,934)	345,453,811
Strategic Growth	997,681	231,428	(1,229,109)	—	—	3,830,135	5,731,922	(9,615,347)	—
Strategic Income Opportunities	3,355,596	1,507,908	(647,782)	4,215,722	620,507	—	(456,883)	105,758	43,253,303

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       95

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)*	Change in unrealized appreciation (depreciation)	Ending value
Total Return	2,721,393	99,805	(1,395,695)	1,425,503	$959,725	—	($603,609)	$57,069	$18,745,364
U.S. High Yield Bond	466,589	59,968	(98,554)	428,003	147,114	—	(114,409)	35,563	4,725,156
Value Equity	1,048,849	117,007	(70,466)	1,095,390	194,821	$735,746	105,868	(1,543,932)	12,355,997
					$19,278,259	$89,033,491	$1,802,027	($135,787,491)	$1,194,610,934
Multimanager 2025 Lifetime Portfolio
Absolute Return Currency	1,915,002	12,577	(209,542)	1,718,037	$117,346	—	($3,402)	$121,750	$15,891,839
Asia Pacific Total Return Bond	1,328,748	129,665	(214,542)	1,243,871	355,489	—	(121,312)	213,794	11,903,847
Blue Chip Growth	418,767	473,453	(115,796)	776,424	—	$2,003,446	(272,676)	(2,203,182)	30,373,701
Bond	4,894,159	880,107	(823,081)	4,951,185	1,426,416	—	(624,164)	568,195	76,396,788
Capital Appreciation	922,514	543,408	(194,856)	1,271,066	29,076	2,960,526	(456,003)	(3,066,258)	19,154,969
Capital Appreciation Value	4,525,625	669,116	(410,034)	4,784,707	1,411,399	4,883,723	202,530	(5,189,677)	52,440,391
Core Bond	2,022,622	1,480,625	(359,583)	3,143,664	420,020	—	(211,515)	177,068	39,735,907
Disciplined Value	912,763	183,038	(111,077)	984,724	281,524	1,464,683	64,965	(2,654,494)	19,458,144
Disciplined Value International	193,576	1,264,852	(24,658)	1,433,770	269,090	445,709	(30,415)	(1,092,525)	17,291,265
Diversified Real Assets	3,206,346	319,681	(336,827)	3,189,200	608,631	257,761	(247,924)	(1,535,644)	31,286,050
Emerging Markets	1,925,761	153,473	(1,124,058)	955,176	335,603	—	3,047,555	(3,751,888)	10,220,386
Emerging Markets Debt	3,513,061	842,590	—	4,355,651	923,239	—	—	1,180,345	39,767,094
Emerging Markets Equity	1,916,927	743,836	—	2,660,763	172,290	1,282,572	—	(1,686,571)	27,512,291
Equity Income	1,269,737	338,293	(116,164)	1,491,866	314,913	2,324,369	(27,800)	(3,475,130)	26,749,166
Financial Industries	806,235	120,302	(55,889)	870,648	165,316	871,949	6,126	(2,068,454)	15,819,683
Floating Rate Income	3,996,459	201,814	(1,107,298)	3,090,975	704,102	—	(862,292)	358,619	25,747,819
Fundamental Global Franchise	1,053,103	214,710	(12,393)	1,255,420	83,174	1,484,285	4,565	(2,157,431)	13,671,525
Fundamental Large Cap Core	307,069	82,089	(27,921)	361,237	98,936	1,656,940	(118,708)	(2,886,491)	16,150,911
Global Absolute Return Strategies	1,740,929	—	(1,464,813)	276,116	—	—	(446,396)	175,409	2,827,428
Global Bond	480,701	13,037	(225,125)	268,613	75,967	—	124,294	(182,481)	3,384,530
Global Equity	1,887,088	220,641	(177,799)	1,929,930	459,383	956,838	(22,696)	(1,592,193)	21,152,033
Global Shareholder Yield	907,290	35,380	(57,186)	885,484	135,728	229,958	52,791	(357,590)	9,713,754
Global Short Duration Credit	1,283,726	128,903	(192,599)	1,220,030	310,952	—	(197,099)	113,634	10,711,861
Health Sciences	1,850,013	389,704	(335,308)	1,904,409	—	519,725	(85,734)	(616,367)	8,817,414
High Yield (JHAM)	3,170,592	284,394	(420,131)	3,034,855	305,573	—	(54,119)	(107,777)	10,257,808
High Yield (WAMCO)	682,185	35,991	(74,938)	643,238	166,004	—	(27,243)	(127,659)	5,062,281
International Growth	547,401	150,818	(29,501)	668,718	166,488	282,524	(49,557)	(1,204,813)	17,353,225
International Growth Stock	1,180,652	40,212	(313,641)	907,223	213,792	246,239	138,881	(825,475)	11,739,461
International Small Cap	705,106	178,586	(320,927)	562,765	225,419	1,877,704	118,617	(2,810,750)	9,814,617
International Small Company	1,223,763	339,942	(56,979)	1,506,726	207,011	1,054,620	(28,412)	(2,468,237)	15,594,611
International Value	683,263	42,231	(522,999)	202,495	223,829	—	1,308,320	(1,936,900)	3,112,343
International Value Equity	1,844,015	10,539	(1,854,554)	—	61,009	—	847,905	(1,630,092)	—
Mid Cap Stock	1,152,560	346,985	(159,222)	1,340,323	—	4,508,957	47,740	(4,576,799)	28,696,309
Mid Value	1,963,951	260,491	(45,735)	2,178,707	287,046	2,109,699	(95,411)	(4,440,845)	31,918,056
Real Return Bond	3,907,441	481,572	(608,707)	3,780,306	960,972	—	(343,131)	(832,851)	40,109,051
Science & Technology	1,439,536	1,157,047	(354,221)	2,242,362	—	2,721,935	(1,305,205)	(1,695,164)	8,094,928
Short Duration Credit Opportunities	3,168,102	334,164	(560,208)	2,942,058	598,336	—	(294,756)	445,748	27,773,026

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       96

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)*	Change in unrealized appreciation (depreciation)	Ending value
Short Term Government Income	1,270,302	29,851	(835,199)	464,954	$117,220	—	($131,073)	$173,118	$4,338,019
Small Cap Growth	299,609	142,672	(26,832)	415,449	—	$169,019	(72,734)	(615,515)	6,987,844
Small Cap Stock	475,215	176,806	(221,772)	430,249	—	1,066,043	138,479	(1,466,814)	3,781,891
Small Cap Value	408,346	142,926	(29,975)	521,297	68,946	311,141	(87,041)	(1,062,928)	10,509,340
Small Company Value	201,540	42,838	(96,464)	147,914	37,207	533,068	(207,088)	(909,671)	3,737,796
Spectrum Income	3,112,394	93,257	(1,755,064)	1,450,587	463,752	259,651	(502,711)	177,192	15,028,079
Strategic Equity Allocation	24,028,666	6,848,176	(3,110,755)	27,766,087	5,610,490	38,225,701	(3,046,634)	(51,891,495)	303,205,670
Strategic Growth	847,023	195,673	(1,042,696)	—	—	3,238,384	5,088,280	(8,370,005)	—
Strategic Income Opportunities	5,640,304	2,310,179	(719,382)	7,231,101	1,072,630	—	(520,633)	4,218	74,191,098
Total Return	4,297,783	195,467	(2,080,093)	2,413,157	1,561,513	—	(988,912)	152,594	31,733,008
U.S. High Yield Bond	709,578	67,111	(97,734)	678,955	230,403	—	(90,702)	(19,875)	7,495,662
Value Equity	928,903	118,286	(72,277)	974,912	173,324	654,824	94,948	(1,374,794)	10,997,005
					$21,449,558	$78,601,993	($287,502)	($119,023,151)	$1,227,709,924
Multimanager 2020 Lifetime Portfolio
Absolute Return Currency	1,760,102	11,097	(253,071)	1,518,128	$103,538	—	($21,866)	$128,568	$14,042,684
Asia Pacific Total Return Bond	1,190,057	90,717	(188,173)	1,092,601	319,903	—	(104,666)	187,809	10,456,189
Blue Chip Growth	234,629	276,447	(78,029)	433,047	—	$1,137,316	(174,686)	(1,247,022)	16,940,801
Bond	4,374,801	1,060,730	(641,570)	4,793,961	1,280,231	—	(436,659)	389,713	73,970,816
Capital Appreciation	518,726	291,339	(120,317)	689,748	15,913	1,620,250	(195,049)	(1,751,343)	10,394,510
Capital Appreciation Value	3,217,190	474,985	(373,731)	3,318,444	994,302	3,440,485	412,424	(3,948,577)	36,370,146
Core Bond	2,475,986	1,357,488	(383,346)	3,450,128	515,369	—	(225,057)	177,893	43,609,619
Disciplined Value	510,042	105,307	(77,066)	538,283	155,389	808,444	63,742	(1,496,383)	10,636,463
Disciplined Value International	35,474	697,041	(17,701)	714,814	117,128	194,005	(21,543)	(431,870)	8,620,655
Diversified Real Assets	1,961,470	226,275	(266,256)	1,921,489	367,964	155,836	(217,997)	(881,285)	18,849,806
Emerging Markets	929,442	95,771	(577,558)	447,655	159,926	—	1,610,601	(1,948,752)	4,789,909
Emerging Markets Debt	2,918,179	733,348	—	3,651,527	768,196	—	—	986,084	33,338,442
Emerging Markets Equity	917,931	279,046	—	1,196,977	83,139	618,908	—	(797,858)	12,376,746
Equity Income	709,975	149,838	(92,404)	767,409	174,603	1,286,342	124,628	(2,068,909)	13,759,639
Financial Industries	434,154	67,107	(38,896)	462,365	88,002	464,161	49,288	(1,143,163)	8,401,165
Floating Rate Income	3,500,729	140,677	(943,533)	2,697,873	616,516	—	(657,143)	221,486	22,473,281
Fundamental Global Franchise	824,783	162,830	(17,362)	970,251	64,492	1,150,894	6,676	(1,674,576)	10,566,032
Fundamental Large Cap Core	162,682	49,440	(19,663)	192,459	52,219	874,554	(85,246)	(1,512,016)	8,604,836
Global Absolute Return Strategies	1,580,319	—	(1,357,509)	222,810	—	—	(434,133)	185,286	2,281,578
Global Bond	507,379	8,065	(233,427)	282,017	80,376	—	184,089	(245,117)	3,553,412
Global Equity	1,326,453	173,200	(168,690)	1,330,963	319,997	666,514	30,619	(1,168,254)	14,587,356
Global Shareholder Yield	706,454	30,632	(56,200)	680,886	105,242	178,339	82,124	(315,638)	7,469,322
Global Short Duration Credit	1,121,299	79,654	(158,306)	1,042,647	271,250	—	(200,846)	128,922	9,154,442
Health Sciences	802,264	167,988	(160,085)	810,167	—	224,792	(49,403)	(258,173)	3,751,071
High Yield (JHAM)	2,750,744	179,785	(354,910)	2,575,619	264,667	—	(36,549)	(103,389)	8,705,594
High Yield (WAMCO)	593,172	28,315	(61,292)	560,195	144,395	—	(8,691)	(124,482)	4,408,733
International Growth	265,796	93,227	(18,427)	340,596	83,500	141,697	31,266	(613,914)	8,838,469
International Growth Stock	581,071	17,888	(198,403)	400,556	95,103	109,537	104,308	(464,114)	5,183,199
International Small Cap	355,853	92,826	(170,500)	278,179	113,824	948,134	335,420	(1,695,319)	4,851,449

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       97

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)*	Change in unrealized appreciation (depreciation)	Ending value
International Small Company	618,151	164,906	(28,279)	754,778	$104,278	$531,241	$14,002	($1,271,064)	$7,811,948
International Value	450,918	28,580	(350,502)	128,996	147,177	—	1,291,381	(1,702,670)	1,982,664
International Value Equity	889,207	7,325	(896,532)	—	29,345	—	471,596	(846,689)	—
Mid Cap Stock	651,812	170,692	(112,168)	710,336	—	2,490,145	120,397	(2,782,170)	15,208,298
Mid Value	1,075,198	124,913	(58,636)	1,141,475	156,096	1,147,252	(128,891)	(2,394,587)	16,722,604
Real Return Bond	3,506,760	316,422	(488,613)	3,334,569	864,941	—	(257,648)	(803,815)	35,379,775
Science & Technology	788,318	642,470	(225,644)	1,205,144	—	1,486,108	(443,372)	(1,201,940)	4,350,571
Short Duration Credit Opportunities	2,929,094	127,691	(665,720)	2,391,065	548,358	—	(402,676)	533,655	22,571,654
Short Term Government Income	898,209	12,469	(408,836)	501,842	83,174	—	(70,891)	99,361	4,682,190
Small Cap Growth	169,152	75,756	(17,512)	227,396	—	93,415	(70,433)	(328,553)	3,824,803
Small Cap Stock	269,827	97,024	(134,410)	232,441	—	583,949	206,357	(954,486)	2,043,158
Small Cap Value	221,989	79,060	(20,718)	280,331	36,770	165,937	(49,811)	(589,111)	5,651,467
Small Company Value	109,561	33,673	(66,099)	77,135	19,701	282,255	18,104	(623,847)	1,949,199
Spectrum Income	2,779,506	68,510	(1,665,597)	1,182,419	413,385	233,075	(265,487)	(23,454)	12,249,860
Strategic Equity Allocation	13,523,558	3,964,444	(2,103,122)	15,384,880	3,139,725	21,391,751	27,868	(30,876,121)	168,002,885
Strategic Growth	476,278	111,042	(587,320)	—	—	1,818,522	3,095,705	(4,937,543)	—
Strategic Income Opportunities	5,038,695	1,438,515	(588,231)	5,888,979	952,027	—	(400,812)	(64,534)	60,420,926
Total Return	4,033,999	129,211	(1,904,507)	2,258,703	1,470,291	—	(896,051)	107,357	29,701,951
U.S. High Yield Bond	615,738	41,686	(81,053)	576,371	200,419	—	(32,720)	(63,327)	6,363,139
Value Equity	519,859	68,087	(49,420)	538,526	96,169	363,521	45,058	(752,418)	6,074,574
					15,617,040	$44,607,379	$2,437,327	($70,960,349)	$835,978,030
Multimanager 2015 Lifetime Portfolio
Absolute Return Currency	739,282	4,605	(120,453)	623,434	$42,967	—	$2,722	$40,100	$5,766,765
Asia Pacific Total Return Bond	629,077	33,777	(124,910)	537,944	166,029	—	(67,688)	107,619	5,148,127
Blue Chip Growth	62,090	71,694	(28,541)	105,243	—	$292,606	(72,914)	(296,234)	4,117,107
Bond	1,935,378	551,450	(329,690)	2,157,138	550,490	—	(216,565)	186,986	33,284,638
Capital Appreciation	137,192	94,754	(55,933)	176,013	4,485	456,659	(85,105)	(463,121)	2,652,523
Capital Appreciation Value	1,238,134	228,674	(255,097)	1,211,711	382,579	1,323,799	238,297	(1,620,717)	13,280,350
Core Bond	1,866,901	515,072	(353,854)	2,028,119	382,561	—	(201,116)	163,125	25,635,428
Disciplined Value	143,646	35,850	(34,797)	144,699	43,841	228,094	20,219	(424,202)	2,859,243
Disciplined Value International	8,719	237,698	(18,318)	228,099	36,532	60,510	(20,963)	(118,703)	2,750,871
Diversified Real Assets	674,793	100,160	(148,421)	626,532	126,952	53,765	(69,065)	(309,110)	6,146,280
Emerging Markets	246,302	38,107	(170,890)	113,519	41,777	—	662,016	(748,766)	1,214,657
Emerging Markets Debt	1,321,588	245,395	—	1,566,983	340,562	—	—	421,662	14,306,555
Emerging Markets Equity	240,822	29,436	—	270,258	21,542	160,367	—	(204,999)	2,794,464
Equity Income	200,235	51,762	(46,341)	205,656	49,008	364,449	93,764	(645,147)	3,687,410
Financial Industries	65,727	9,627	(8,544)	66,810	13,068	68,926	10,367	(173,677)	1,213,944
Floating Rate Income	1,661,916	74,755	(521,916)	1,214,755	287,149	—	(160,571)	(44,632)	10,118,907
Fundamental Global Franchise	316,908	69,373	(10,067)	376,214	24,980	445,779	3,293	(642,266)	4,096,968
Fundamental Large Cap Core	45,794	13,327	(8,438)	50,683	14,711	246,377	(29,167)	(421,836)	2,266,038
Global Absolute Return Strategies	664,989	—	(581,498)	83,491	—	—	(103,463)	(1,385)	854,953
Global Bond	338,486	5,964	(167,722)	176,728	52,793	—	191,138	(231,653)	2,226,776
Global Equity	506,763	87,552	(109,961)	484,354	123,093	256,388	16,426	(461,521)	5,308,523

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       98

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)*	Change in unrealized appreciation (depreciation)	Ending value
Global Shareholder Yield	335,438	16,129	(44,578)	306,989	$48,970	$82,863	$62,018	($172,165)	$3,367,675
Global Short Duration Credit	498,515	27,847	(94,203)	432,159	117,805	—	(114,070)	81,293	3,794,353
Health Sciences	175,201	45,567	(53,849)	166,919	—	49,457	(17,420)	(51,522)	772,836
High Yield (JHAM)	1,189,396	72,677	(222,949)	1,039,124	111,784	—	(22,848)	(39,196)	3,512,238
High Yield (WAMCO)	255,934	9,749	(39,455)	226,228	61,469	—	59,254	(117,682)	1,780,418
International Growth	85,861	23,255	(6,265)	102,851	25,515	43,298	13,892	(209,454)	2,668,987
International Growth Stock	173,205	5,727	(56,135)	122,797	30,448	35,069	62,167	(159,675)	1,588,990
International Small Cap	104,620	26,967	(52,630)	78,957	32,902	274,067	124,786	(523,203)	1,377,003
International Small Company	181,712	49,698	(13,258)	218,152	30,885	157,346	31,294	(398,194)	2,257,876
International Value	142,171	8,149	(108,361)	41,959	45,679	—	445,293	(575,248)	644,912
International Value Equity	280,476	1,159	(281,635)	—	9,164	—	152,211	(269,906)	—
Mid Cap Stock	195,430	46,038	(40,283)	201,185	—	744,205	64,653	(879,735)	4,307,380
Mid Value	330,665	36,211	(33,960)	332,916	47,842	351,625	(72,014)	(713,166)	4,877,224
Real Return Bond	1,592,605	111,969	(292,413)	1,412,161	386,101	—	(128,349)	(347,415)	14,983,026
Science & Technology	177,376	147,746	(67,326)	257,796	—	336,610	(90,665)	(282,022)	930,644
Short Duration Credit Opportunities	1,252,779	47,836	(355,190)	945,425	228,915	—	(207,894)	258,244	8,924,809
Short Term Government Income	146,730	2,220	(63,842)	85,108	13,359	—	(8,428)	12,886	794,060
Small Cap Growth	46,077	18,961	(6,073)	58,965	—	25,642	(22,621)	(89,025)	991,794
Small Cap Stock	73,427	32,632	(47,104)	58,955	—	162,107	74,363	(281,501)	518,218
Small Cap Value	65,330	20,391	(8,521)	77,200	10,784	48,668	(18,460)	(173,859)	1,556,361
Small Company Value	32,282	16,441	(27,237)	21,486	5,803	83,137	49,567	(227,511)	542,963
Spectrum Income	1,176,967	30,389	(728,495)	478,861	171,687	97,153	299,327	(421,677)	4,960,997
Strategic Equity Allocation	4,428,504	1,445,394	(1,086,947)	4,786,951	1,036,150	7,059,553	459,642	(10,658,393)	52,273,510
Strategic Growth	125,842	28,773	(154,615)	—	—	476,200	841,907	(1,325,114)	—
Strategic Income Opportunities	2,134,894	571,886	(338,074)	2,368,706	394,741	—	(141,523)	(58,775)	24,302,922
Total Return	2,011,633	64,997	(1,018,288)	1,058,342	722,071	—	(464,644)	73,996	13,917,194
U.S. High Yield Bond	266,150	17,351	(50,972)	232,529	85,308	—	39,428	(81,920)	2,567,121
Value Equity	146,265	19,651	(21,537)	144,379	26,592	100,475	30,349	(226,654)	1,628,592
					$6,349,093	$14,085,194	$1,712,840	($23,745,070)	$309,572,630
Multimanager 2010 Lifetime Portfolio
Absolute Return Currency	492,833	3,143	(65,897)	430,079	$29,329	—	($6,285)	$34,438	$3,978,233
Asia Pacific Total Return Bond	420,352	47,494	(80,871)	386,975	113,135	—	(44,651)	75,262	3,703,353
Blue Chip Growth	30,826	46,042	(18,772)	58,096	—	$149,535	(61,332)	(113,674)	2,272,723
Bond	1,237,786	423,666	(227,880)	1,433,572	361,651	—	(150,928)	143,806	22,120,020
Capital Appreciation	66,857	57,888	(30,417)	94,328	2,228	226,867	(47,748)	(216,191)	1,421,517
Capital Appreciation Value	693,302	170,999	(134,771)	729,530	220,541	763,117	88,813	(858,786)	7,995,645
Core Bond	1,402,682	376,200	(270,955)	1,507,927	291,497	—	(162,792)	138,812	19,060,198
Disciplined Value	66,225	22,120	(16,361)	71,984	20,454	106,417	14,772	(198,480)	1,422,399
Disciplined Value International	3,817	115,792	(7,620)	111,989	17,096	28,317	(8,283)	(54,436)	1,350,592
Diversified Real Assets	363,214	82,491	(81,399)	364,306	69,045	29,241	(40,188)	(154,302)	3,573,844
Emerging Markets	102,793	21,433	(74,050)	50,176	17,800	—	252,126	(290,034)	536,886
Emerging Markets Debt	841,424	208,892	(17,947)	1,032,369	216,641	—	(13,086)	285,446	9,425,531
Emerging Markets Equity	102,148	9,320	—	111,468	9,183	68,366	—	(86,802)	1,152,584

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       99

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)*	Change in unrealized appreciation (depreciation)	Ending value
Equity Income	92,517	30,543	(21,227)	101,833	$23,153	$173,078	$30,821	($284,540)	$1,825,869
Floating Rate Income	1,009,390	77,809	(333,372)	753,827	176,974	—	(87,066)	(34,105)	6,279,378
Fundamental Global Franchise	188,097	50,298	(6,660)	231,735	15,218	271,578	658	(383,399)	2,523,592
Fundamental Large Cap Core	23,082	8,596	(5,025)	26,653	7,510	125,771	(21,549)	(203,671)	1,191,676
Global Absolute Return Strategies	442,866	—	(356,063)	86,803	—	—	(35,912)	(26,713)	888,863
Global Bond	245,639	9,176	(118,914)	135,901	39,019	—	95,355	(124,155)	1,712,351
Global Equity	294,147	67,393	(54,154)	307,386	73,351	152,782	(438)	(252,491)	3,368,954
Global Shareholder Yield	230,666	12,704	(22,194)	221,176	34,033	57,439	37,308	(112,764)	2,426,299
Global Short Duration Credit	300,831	31,819	(51,027)	281,623	72,810	—	(64,824)	47,606	2,472,647
High Yield (JHAM)	802,858	94,655	(138,484)	759,029	77,285	—	(13,718)	(23,433)	2,565,518
High Yield (WAMCO)	172,352	10,362	(18,844)	163,870	41,921	—	21,713	(59,559)	1,289,653
International Growth	37,819	17,221	(3,560)	51,480	12,103	20,538	1,677	(81,260)	1,335,899
International Growth Stock	90,785	2,789	(30,786)	62,788	14,831	17,081	23,307	(79,272)	812,481
International Small Cap	47,075	12,817	(22,644)	37,248	14,910	124,203	43,369	(223,200)	649,611
International Small Company	81,704	26,609	(6,271)	102,042	14,239	72,545	(1,788)	(163,777)	1,056,130
International Value	71,340	6,168	(55,878)	21,630	23,301	—	214,041	(280,467)	332,446
International Value Equity	130,010	4,842	(134,852)	—	4,403	—	69,759	(125,837)	—
Mid Cap Stock	90,984	28,094	(21,963)	97,115	—	350,426	20,894	(382,559)	2,079,238
Mid Value	150,718	23,036	(13,424)	160,330	22,072	162,221	(27,857)	(318,673)	2,348,842
Real Return Bond	1,030,022	135,622	(183,409)	982,235	253,653	—	(88,069)	(218,121)	10,421,515
Short Duration Credit Opportunities	737,178	59,348	(164,867)	631,659	138,716	—	(104,579)	143,292	5,962,863
Short Term Government Income	146,642	5,139	(69,474)	82,307	13,528	—	(10,841)	15,453	767,922
Small Cap Growth	—	11,654	—	11,654	—	—	—	1,041	196,016
Small Cap Stock	60,999	25,298	(34,742)	51,555	—	139,357	21,253	(195,539)	453,165
Small Cap Value	45,165	7,762	(6,924)	46,003	7,748	34,967	(15,099)	(111,947)	927,429
Spectrum Income	699,669	31,883	(413,293)	318,259	104,276	58,676	341,969	(409,585)	3,297,160
Strategic Equity Allocation	2,176,676	902,454	(557,398)	2,521,732	522,431	3,559,453	50,082	(5,073,673)	27,537,312
Strategic Growth	61,386	14,391	(75,777)	—	—	236,079	406,996	(646,398)	—
Strategic Income Opportunities	1,270,750	482,290	(176,944)	1,576,096	240,727	—	(10,743)	(92,000)	16,170,741
Total Return	1,329,023	77,151	(664,460)	741,714	484,270	—	(349,412)	93,129	9,753,544
U.S. High Yield Bond	179,715	20,083	(30,351)	169,447	58,340	—	17,180	(42,966)	1,870,695
Value Equity	67,152	10,095	(8,210)	69,037	12,276	46,370	10,463	(101,725)	778,738
					$3,871,698	$6,974,424	$395,368	($11,046,249)	$191,310,072
*Realized gain (loss) on investments in affiliated funds on the Statements of operations includes litigation proceeds which are not reflected in the above table.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       100

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler**
Secretary and Chief Legal Officer

Investment advisor

John Hancock Advisers, LLC

Subadvisors

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Portfolio Managers

Robert E. Sykes, CFA
Nathan W. Thooft, CFA

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee
#Effective 6-19-18

**Effective 9-13-18

The portfolios' proxy voting policies and procedures, as well as the portfolio proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the portfolios' holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The portfolios' Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your portfolio, as well as monthly portfolio holdings, and other portfolio details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS       101

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

Greater China Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Disciplined Alternative Yield

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Infrastructure

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach: We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Multimanager Lifetime Portfolios. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF767029	LCSA 2/19 4/19

John Hancock Funds II

Semiannual report — table of contents

Sector or portfolio composition	3

Shareholder expense example	5

Portfolio of investments (See below for each fund’s page #)	7

Statements of assets and liabilities	113

Statements of operations	118

Statements of changes in net assets	123

Financial highlights	130

Notes to financial statements	136

For more information	158

Fund	Portfolio of investments
Capital Appreciation Fund	7
Capital Appreciation Value Fund	8
Health Sciences Fund	15
International Growth Stock Fund	17
International Small Cap Fund	18
International Strategic Equity Allocation Fund	19
International Value Fund	37
Mid Cap Stock Fund	38
Mid Value Fund	39
Multi-Index Lifestyle Aggressive Portfolio	41
Multi-Index Lifestyle Balanced Portfolio	42
Multi-Index Lifestyle Conservative Portfolio	42
Multi-Index Lifestyle Growth Portfolio	43
Multi-Index Lifestyle Moderate Portfolio	44
Real Estate Securities Fund	44
Science & Technology Fund	45
Small Cap Stock Fund (Formerly, Small Cap Growth Fund)	47
Small Company Value Fund	48
Strategic Equity Allocation Fund	51
U.S. Strategic Equity Allocation Fund	89

John Hancock Funds II

Sector or portfolio composition

Capital Appreciation Fund

Sector Composition**	% of Total
Information technology	33.3
Consumer discretionary	19.1
Communication services	15.7
Health care	13.9
Industrials	7.1
Consumer staples	3.8
Financials	3.4
Real estate	1.5
Short-term investments	2.2

Capital Appreciation Value Fund

Portfolio Composition*	% of Total
Common stocks	61.9
Corporate bonds	17.7
Preferred securities	5.2
Term loans	4.5
U.S. Government	3.4
Short-term investments and other	7.3

Health Sciences Fund

Industry Composition*	% of Total
Biotechnology	33.4
Health care equipment and supplies	22.8
Health care providers and services	19.7
Pharmaceuticals	15.7
Life sciences tools and services	7.0
Health care technology	0.5
Specialty retail	0.3
Software	0.1
Short-term investments and other	0.5

International Growth Stock Fund

Sector Composition*	% of Total
Financials	20.7
Consumer staples	17.7
Industrials	15.1
Information technology	14.6
Consumer discretionary	9.6
Energy	4.9
Health care	4.5
Communication services	4.3
Materials	3.1
Short-term investments and other	5.5

International Small Cap Fund

Sector Composition*	% of Total
Consumer discretionary	29.1
Industrials	20.8
Financials	14.3
Information technology	11.5
Consumer staples	7.3
Materials	5.3
Health care	5.0
Energy	2.6
Real estate	2.1
Communication services	0.6
Short-term investments and other	1.4

International Strategic Equity
Allocation Fund

Sector Composition*	% of Total
Financials	24.7
Industrials	11.0
Consumer staples	10.0
Consumer discretionary	9.9
Health care	8.7
Materials	7.5
Communication services	7.4
Energy	6.5
Information technology	5.5
Real estate	3.7
Utilities	3.2
Short-term investments and other	1.9

International Value Fund

Sector Composition*	% of Total
Financials	12.1
Health care	7.9
Energy	7.1
Materials	5.4
Communication services	5.3
Industrials	4.7
Information technology	4.4
Consumer discretionary	2.7
Utilities	1.5
Consumer staples	1.5
Real estate	0.6
Short-term investments and other	46.8

Mid Cap Stock Fund

Sector Composition*	% of Total
Information technology	29.5
Health care	21.5
Consumer discretionary	18.2
Communication services	10.0
Industrials	9.3
Consumer staples	4.5
Financials	2.5
Real estate	1.5
Energy	1.1
Short-term investments and other	1.9

Mid Value Fund

Sector Composition*	% of Total
Financials	17.0
Health care	14.5
Consumer staples	11.3
Energy	11.2
Materials	8.2
Industrials	7.8
Real estate	7.3
Utilities	5.8
Communication services	3.3
Consumer discretionary	2.9
Information technology	1.8
Short-term investments and other	8.9

Multi-Index Lifestyle
Aggressive Portfolio

Asset Allocation**	% of Total

Affiliated investment companies	66.3
Large Blend	66.3
Unaffiliated investment companies	33.7
Equity	33.7

Multi-Index Lifestyle
Balanced Portfolio

Asset Allocation**	% of Total

Affiliated investment companies	36.9
Large Blend	36.9
Unaffiliated investment companies	55.9
Fixed Income	37.3
Equity	18.6
Short-term investments	7.2

John Hancock Funds II
Sector or portfolio composition

Multi-Index Lifestyle
Conservative Portfolio

Asset Allocation**	% of Total

Affiliated Investment Companies	11.4
Large Blend	11.4
Unaffiliated investment companies	83.1
Fixed Income	75.6
Equity	7.5
Short-term investments	5.5

Multi-Index Lifestyle
Growth Portfolio

Asset Allocation**	% of Total

Affiliated investment companies	51.2
Large Blend	51.2
Unaffiliated investment companies	45.6
Equity	25.7
Fixed Income	19.9
Short-term investments	3.2

Multi-Index Lifestyle
Moderate Portfolio

Asset Allocation**	% of Total

Affiliated investment companies	20.4
Equity	20.4
Unaffiliated investment companies	58.4
Fixed income	48.0
Equity	10.4
Short-term investments	21.2

Real Estate Securities Fund

Portfolio Composition*	% of Total
Residential REITs	19.0
Retail REITs	17.5
Specialized REITs	16.0
Office REITs	12.9
Health care REITs	11.7
Industrial REITs	8.6
Hotel and resort REITs	6.4
Diversified REITs	5.9
IT consulting and other services	0.5
Short-term investments and other	1.5

Science & Technology Fund

Sector Composition*	% of Total
Information technology	57.6
Communication services	17.4
Consumer discretionary	16.0
Health care	0.8
Materials	0.5
Industrials	0.2
Short-term investments and other	7.5

Small Cap Stock Fund

Sector Composition*	% of Total
Health care	28.5
Information technology	20.4
Consumer discretionary	19.3
Industrials	11.1
Financials	5.8
Real estate	5.1
Materials	3.2
Consumer staples	2.8
Energy	1.1
Communication services	0.6
Short-term investments and other	2.1

Small Company Value Fund

Sector Composition*	% of Total
Financials	24.9
Industrials	13.4
Information technology	11.4
Real estate	10.8
Consumer discretionary	9.3
Health care	7.2
Utilities	6.6
Energy	4.9
Materials	3.8
Consumer staples	3.4
Communication services	1.8
Short-term investments and other	2.5

Strategic Equity Allocation Fund

Sector Composition*	% of Total
Financials	17.4
Information technology	14.4
Health care	12.2
Industrials	11.2
Consumer discretionary	10.3
Communication services	9.1
Consumer staples	8.3
Energy	4.5
Materials	4.1
Real estate	3.7
Utilities	2.5
Short-term investments and other	2.3

U.S. Strategic Equity Allocation Fund

Sector Composition*	% of Total
Information technology	21.0
Health care	14.9
Financials	12.7
Industrials	11.6
Consumer discretionary	10.8
Communication services	10.4
Consumer staples	7.1
Real estate	3.8
Energy	3.1
Utilities	2.1
Materials	1.7
Short-term investments and other	0.8

*	As a percentage of net assets.

**	As a percentage of total investments.

John Hancock Funds II
Shareholder expense example

As a shareholder of John Hancock Funds II, you incur ongoing costs, such as management fees, distribution (Rule 12b-1) fees and other expenses. In the case of Multi-Index Lifestyle Aggressive Portfolio, Multi-Index Lifestyle Balanced Portfolio, Multi-Index Lifestyle Conservative Portfolio, Multi-Index Lifestyle Growth Portfolio and Multi-Index Lifestyle Moderate Portfolio, in addition to the operating expenses which the portfolio bears directly, the portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which the portfolio invests. Because the underlying funds have varied operating expenses and transaction costs and the portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. If these indirect expenses were included, your expenses paid during the period would have been higher.
These examples are intended to help you understand your ongoing costs (in dollars) of investing in a fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (September 1, 2018 through February 28, 2019).
Actual expenses:
The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period ended” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes:
The second line of each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Account value on 9-1-2018	Ending value on 2-28-2019	Expenses paid during period ended 2-28-2019[1]	Annualized expense ratio
Capital Appreciation Fund
Class 1	Actual expenses/actual returns	$1,000.00	$ 967.80	$3.85	0.79%
	Hypothetical example	1,000.00	1,020.90	3.96	0.79%
Class NAV	Actual expenses/actual returns	1,000.00	967.80	3.61	0.74%
	Hypothetical example	1,000.00	1,021.10	3.71	0.74%
Capital Appreciation Value Fund
Class NAV	Actual expenses/actual returns	$1,000.00	$1,026.70	$4.12	0.82%
	Hypothetical example	1,000.00	1,020.70	4.11	0.82%
Health Sciences Fund
Class NAV	Actual expenses/actual returns	$1,000.00	$ 972.40	$5.13	1.05%
	Hypothetical example	1,000.00	1,019.60	5.26	1.05%
International Growth Stock Fund
Class NAV	Actual expenses/actual returns	$1,000.00	$ 999.80	$4.31	0.87%
	Hypothetical example	1,000.00	1,020.50	4.36	0.87%
International Small Cap Fund
Class 1	Actual expenses/actual returns	$1,000.00	$ 959.60	$5.34	1.10%
	Hypothetical example	1,000.00	1,019.30	5.51	1.10%
Class NAV	Actual expenses/actual returns	1,000.00	960.20	5.10	1.05%
	Hypothetical example	1,000.00	1,019.60	5.26	1.05%
International Strategic Equity Allocation Fund
Class NAV	Actual expenses/actual returns	$1,000.00	$ 967.80	$2.68	0.55%
	Hypothetical example	1,000.00	1,022.10	2.76	0.55%
International Value Fund
Class 1	Actual expenses/actual returns	$1,000.00	$ 959.10	$4.42	0.91%
	Hypothetical example	1,000.00	1,020.30	4.56	0.91%
Class NAV	Actual expenses/actual returns	1,000.00	959.00	4.18	0.86%
	Hypothetical example	1,000.00	1,020.50	4.31	0.86%

John Hancock Funds II
Shareholder expense example

		Account value on 9-1-2018	Ending value on 2-28-2019	Expenses paid during period ended 2-28-2019[1]	Annualized expense ratio
Mid Cap Stock Fund
Class 1	Actual expenses/actual returns	$1,000.00	$1,003.00	$4.52	0.91%
	Hypothetical example	1,000.00	1,020.30	4.56	0.91%
Class NAV	Actual expenses/actual returns	1,000.00	1,003.10	4.27	0.86%
	Hypothetical example	1,000.00	1,020.50	4.31	0.86%
Mid Value Fund
Class NAV	Actual expenses/actual returns	$1,000.00	$ 936.10	$4.51	0.94%
	Hypothetical example	1,000.00	1,020.10	4.71	0.94%
Multi-Index Lifestyle Aggressive Portfolio
Class R6	Actual expenses/actual returns	$1,000.00	$ 967.30	$1.22	0.25% [2]
	Hypothetical example	1,000.00	1,023.60	1.25	0.25% [2]
Class 1	Actual expenses/actual returns	1,000.00	966.80	1.41	0.29% [2]
	Hypothetical example	1,000.00	1,023.40	1.45	0.29% [2]
Multi-Index Lifestyle Balanced Portfolio
Class R6	Actual expenses/actual returns	$1,000.00	$ 991.00	$1.78	0.36% [2]
	Hypothetical example	1,000.00	1,023.00	1.81	0.36% [2]
Class 1	Actual expenses/actual returns	1,000.00	990.80	1.93	0.39% [2]
	Hypothetical example	1,000.00	1,022.90	1.96	0.39% [2]
Multi-Index Lifestyle Conservative Portfolio
Class R6	Actual expenses/actual returns	$1,000.00	$1,011.80	$2.49	0.50% [2]
	Hypothetical example	1,000.00	1,022.30	2.51	0.50% [2]
Class 1	Actual expenses/actual returns	1,000.00	1,011.60	2.69	0.54% [2]
	Hypothetical example	1,000.00	1,022.10	2.71	0.54% [2]
Multi-Index Lifestyle Growth Portfolio
Class R6	Actual expenses/actual returns	$1,000.00	$ 979.70	$1.47	0.30% [2]
	Hypothetical example	1,000.00	1,023.30	1.51	0.30% [2]
Class 1	Actual expenses/actual returns	1,000.00	979.30	1.67	0.34% [2]
	Hypothetical example	1,000.00	1,023.10	1.71	0.34% [2]
Multi-Index Lifestyle Moderate Portfolio
Class R6	Actual expenses/actual returns	$1,000.00	$1,003.30	$2.19	0.44% [2]
	Hypothetical example	1,000.00	1,022.60	2.21	0.44% [2]
Class 1	Actual expenses/actual returns	1,000.00	1,003.10	2.38	0.48% [2]
	Hypothetical example	1,000.00	1,022.40	2.41	0.48% [2]
Real Estate Securities Fund
Class 1	Actual expenses/actual returns	$1,000.00	$1,030.00	$4.03	0.80%
	Hypothetical example	1,000.00	1,020.80	4.01	0.80%
Science & Technology Fund
Class NAV	Actual expenses/actual returns	$1,000.00	$ 962.60	$5.11	1.05%
	Hypothetical example	1,000.00	1,019.60	5.26	1.05%
Small Cap Stock Fund
Class NAV	Actual expenses/actual returns	$1,000.00	$ 952.60	$5.18	1.07%
	Hypothetical example	1,000.00	1,019.50	5.36	1.07%
Small Company Value Fund
Class 1	Actual expenses/actual returns	$1,000.00	$ 910.30	$5.21	1.10%
	Hypothetical example	1,000.00	1,019.30	5.51	1.10%
Class NAV	Actual expenses/actual returns	1,000.00	910.70	4.97	1.05%
	Hypothetical example	1,000.00	1,019.60	5.26	1.05%
Strategic Equity Allocation Fund
Class NAV	Actual expenses/actual returns	$1,000.00	$ 962.80	$2.63	0.54%
	Hypothetical example	1,000.00	1,022.10	2.71	0.54%
U.S. Strategic Equity Allocation Fund
Class NAV	Actual expenses/actual returns	$1,000.00	$ 958.20	$2.57	0.53%
	Hypothetical example	1,000.00	1,022.20	2.66	0.53%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
[2]	Ratios do not include expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the portfolios.

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Capital Appreciation Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 100.9%
Communication services – 16.2%
Entertainment – 3.8%
Netflix, Inc. (A)	190,515	$68,223,422
Interactive media and services – 12.4%
Alphabet, Inc., Class A (A)	47,692	53,727,423
Alphabet, Inc., Class C (A)	48,002	53,758,400
Facebook, Inc., Class A (A)	337,720	54,524,894
Tencent Holdings, Ltd.	1,366,180	58,504,229
		220,514,946
		288,738,368
Consumer discretionary – 19.7%
Automobiles – 2.0%
Tesla, Inc. (A)(B)	115,379	36,907,435
Hotels, restaurants and leisure – 2.3%
Chipotle Mexican Grill, Inc. (A)	26,362	16,015,706
Marriott International, Inc., Class A	195,546	24,496,047
		40,511,753
Internet and direct marketing retail – 8.8%
Alibaba Group Holding, Ltd., ADR (A)	285,259	52,210,955
Amazon.com, Inc. (A)	63,873	104,740,858
		156,951,813
Specialty retail – 2.1%
Lowe's Companies, Inc.	134,966	14,183,577
The Home Depot, Inc.	125,194	23,178,417
		37,361,994
Textiles, apparel and luxury goods – 4.5%
Kering SA	47,171	25,734,805
Lululemon Athletica, Inc. (A)	127,646	19,200,511
NIKE, Inc., Class B	416,021	35,665,480
		80,600,796
		352,333,791
Consumer staples – 3.9%
Beverages – 0.3%
Constellation Brands, Inc., Class A	32,380	5,477,401
Food and staples retailing – 1.9%
Costco Wholesale Corp.	156,258	34,179,875
Personal products – 1.7%
The Estee Lauder Companies, Inc., Class A	194,158	30,471,157
		70,128,433
Financials – 3.5%
Banks – 1.2%
JPMorgan Chase & Co.	199,777	20,848,728
Capital markets – 2.3%
S&P Global, Inc.	105,113	21,061,492
The Goldman Sachs Group, Inc.	105,442	20,740,441
		41,801,933
		62,650,661
Health care – 14.3%
Biotechnology – 4.7%
Alexion Pharmaceuticals, Inc. (A)	215,169	29,118,821
BioMarin Pharmaceutical, Inc. (A)	235,981	22,007,588
Sage Therapeutics, Inc. (A)	40,743	6,488,323
Vertex Pharmaceuticals, Inc. (A)	134,725	25,429,344
		83,044,076
Health care equipment and supplies – 2.8%
Danaher Corp.	71,826	9,123,339
Edwards Lifesciences Corp. (A)	101,887	17,248,450
Intuitive Surgical, Inc. (A)	43,280	23,700,561
		50,072,350
Capital Appreciation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services – 1.2%
UnitedHealth Group, Inc.	91,540	$22,172,819
Life sciences tools and services – 1.8%
Illumina, Inc. (A)	105,282	32,929,051
Pharmaceuticals – 3.8%
AstraZeneca PLC, ADR	854,986	35,550,318
Bristol-Myers Squibb Company	268,738	13,883,005
Merck & Company, Inc.	229,926	18,690,685
		68,124,008
		256,342,304
Industrials – 7.3%
Aerospace and defense – 5.7%
Airbus SE	45,333	5,840,360
Safran SA	162,038	22,088,385
The Boeing Company	166,942	73,447,802
		101,376,547
Road and rail – 1.6%
Union Pacific Corp.	171,091	28,691,961
		130,068,508
Information technology – 34.4%
IT services – 12.5%
Adyen NV (A)(C)	23,560	17,641,941
FleetCor Technologies, Inc. (A)	97,029	22,634,925
Mastercard, Inc., Class A	321,527	72,269,624
PayPal Holdings, Inc. (A)	297,241	29,150,425
Square, Inc., Class A (A)	254,509	20,676,311
Visa, Inc., Class A	418,170	61,939,340
		224,312,566
Semiconductors and semiconductor equipment – 2.7%
Broadcom, Inc.	93,627	25,781,131
NVIDIA Corp.	145,415	22,431,718
		48,212,849
Software – 16.5%
Adobe, Inc. (A)	197,388	51,814,350
Microsoft Corp.	749,575	83,974,887
Red Hat, Inc. (A)	100,427	18,337,970
salesforce.com, Inc. (A)	444,598	72,758,463
ServiceNow, Inc. (A)	57,929	13,870,520
Splunk, Inc. (A)	168,890	22,948,773
Workday, Inc., Class A (A)	157,374	31,149,036
		294,853,999
Technology hardware, storage and peripherals – 2.7%
Apple, Inc.	274,907	47,600,147
		614,979,561
Real estate – 1.6%
Equity real estate investment trusts – 1.6%
American Tower Corp.	61,807	10,887,303
Crown Castle International Corp.	145,505	17,278,719
		28,166,022
TOTAL COMMON STOCKS (Cost $874,865,057)		$1,803,407,648
SECURITIES LENDING COLLATERAL – 1.7%
John Hancock Collateral Trust, 2.5250% (D)(E)	3,119,958	31,221,732
TOTAL SECURITIES LENDING COLLATERAL (Cost $31,212,939)		$31,221,732

The accompanying notes are an integral part of the financial statements.	7

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Capital Appreciation Fund (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 0.6%
Money market funds – 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3457% (D)	10,073,071	$10,073,071
TOTAL SHORT-TERM INVESTMENTS (Cost $10,073,071)		$10,073,071
Total Investments (Capital Appreciation Fund) (Cost $916,151,067) – 103.2%		$1,844,702,451
Other assets and liabilities, net – (3.2%)		(56,661,916)
TOTAL NET ASSETS – 100.0%		$1,788,040,535
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 2-28-19.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 2-28-19.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Capital Appreciation Value Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 61.9%
Communication services – 3.8%
Interactive media and services – 3.8%
Alphabet, Inc., Class A (A)	6,338	$7,140,074
Alphabet, Inc., Class C (A)	28,920	32,388,086
Facebook, Inc., Class A (A)	134,500	21,715,025
		61,243,185
Consumer discretionary – 5.2%
Auto components – 1.3%
Aptiv PLC	197,280	16,395,941
Lear Corp.	3,838	583,645
Magna International, Inc.	70,562	3,720,734
		20,700,320
Hotels, restaurants and leisure – 1.3%
McDonald's Corp.	49,907	9,174,903
Yum! Brands, Inc. (B)	120,039	11,343,686
		20,518,589
Internet and direct marketing retail – 2.6%
Amazon.com, Inc. (A)	20,564	33,721,464
Booking Holdings, Inc. (A)	5,600	9,503,424
		43,224,888
		84,443,797
Consumer staples – 0.3%
Beverages – 0.3%
Keurig Dr. Pepper, Inc.	211,681	5,323,777
Energy – 1.2%
Oil, gas and consumable fuels – 1.2%
Concho Resources, Inc.	60,200	6,622,000
Enterprise Products Partners LP	442,166	12,225,890
		18,847,890
Financials – 8.1%
Banks – 1.4%
The PNC Financial Services Group, Inc.	176,148	22,198,171
Capital markets – 3.0%
Intercontinental Exchange, Inc.	210,323	16,226,419
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
S&P Global, Inc.	167,383	$33,538,532
		49,764,951
Insurance – 3.7%
Marsh & McLennan Companies, Inc.	646,302	60,119,012
		132,082,134
Health care – 14.5%
Health care equipment and supplies – 6.1%
Abbott Laboratories	114,998	8,926,145
Becton, Dickinson and Company	147,653	36,734,590
Danaher Corp.	425,344	54,027,195
		99,687,930
Health care providers and services – 2.7%
Anthem, Inc.	62,300	18,735,479
UnitedHealth Group, Inc. (B)	103,000	24,948,660
		43,684,139
Life sciences tools and services – 5.7%
PerkinElmer, Inc.	601,771	56,662,757
Thermo Fisher Scientific, Inc.	136,808	35,511,253
		92,174,010
		235,546,079
Industrials – 7.8%
Commercial services and supplies – 1.9%
Republic Services, Inc.	151,355	11,870,773
Waste Connections, Inc.	235,503	19,640,950
		31,511,723
Industrial conglomerates – 3.2%
General Electric Company	1,941,679	20,174,045
Roper Technologies, Inc.	96,896	31,360,390
		51,534,435
Machinery – 2.1%
Fortive Corp.	426,538	34,792,705
Wabtec Corp.	523	38,297
		34,831,002
Professional services – 0.6%
Equifax, Inc.	88,169	9,655,387
		127,532,547
Information technology – 14.2%
Electronic equipment, instruments and components – 1.5%
TE Connectivity, Ltd.	298,426	24,497,790
IT services – 6.0%
Fidelity National Information Services, Inc.	197,913	21,404,291
Fiserv, Inc. (A)	507,289	42,962,305
Global Payments, Inc.	19,700	2,568,486
Mastercard, Inc., Class A	15	3,372
Visa, Inc., Class A	213,240	31,585,109
		98,523,563
Semiconductors and semiconductor equipment – 3.4%
Maxim Integrated Products, Inc.	365,574	19,898,193
Texas Instruments, Inc. (B)	334,280	35,360,138
		55,258,331
Software – 3.3%
Intuit, Inc. (B)	35,170	8,691,562
Microsoft Corp.	401,900	45,024,857
		53,716,419
		231,996,103
Real estate – 0.8%
Equity real estate investment trusts – 0.8%
American Tower Corp.	78,391	13,808,575

The accompanying notes are an integral part of the financial statements.	8

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Utilities – 6.0%
Electric utilities – 4.0%
American Electric Power Company, Inc.	235,486	$19,109,689
Duke Energy Corp. (B)	104,064	9,330,378
Eversource Energy	102,091	7,126,973
NextEra Energy, Inc.	58,490	10,979,743
Xcel Energy, Inc.	325,449	17,854,132
		64,400,915
Multi-utilities – 2.0%
DTE Energy Company	79,817	9,862,189
NiSource, Inc.	840,315	22,671,699
		32,533,888
		96,934,803
TOTAL COMMON STOCKS (Cost $780,193,906)		$1,007,758,890
PREFERRED SECURITIES – 5.2%
Financials – 1.8%
Banks – 1.7%
JPMorgan Chase & Co., 5.750% (C)	150,000	3,808,500
U.S. Bancorp, 5.500% (C)	100,000	2,565,000
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%)	27,000	738,450
Wells Fargo & Company, Series L, 7.500%	15,890	20,386,870
		27,498,820
Capital markets – 0.1%
State Street Corp., 6.000% (C)	13,831	357,531
The Charles Schwab Corp., 5.950% (C)	8,000	211,360
The Charles Schwab Corp., 6.000% (C)	72,000	1,903,680
		2,472,571
		29,971,391
Health care – 1.0%
Health care equipment and supplies – 1.0%
Becton, Dickinson and Company, 6.125%	260,142	16,053,363
Industrials – 0.3%
Machinery – 0.3%
Fortive Corp., 5.000%	4,052	4,212,813
Utilities – 2.1%
Electric utilities – 0.8%
Alabama Power Company, 5.000%	50,000	1,243,000
Duke Energy Corp., 5.625%	140,000	3,563,000
SCE Trust II, 5.100% (C)	9,890	215,899
SCE Trust III (5.750% to 3-15-24, then 3 month LIBOR + 2.990%)	80,739	1,945,810
SCE Trust IV (5.375% to 9-15-25, then 3 month LIBOR + 3.132%)	180,000	4,095,000
SCE Trust V (5.450% to 3-15-26, then 3 month LIBOR + 3.790%)	50,000	1,164,000
SCE Trust VI, 5.000%	50,000	1,050,000
		13,276,709
Multi-utilities – 1.3%
CMS Energy Corp., 5.875% (C)	225,000	5,940,000
CMS Energy Corp., 5.875%	275,000	6,930,000
DTE Energy Company, 5.250% (C)	165,000	4,146,450
NiSource, Inc. (6.500% to 3-15-24, then 5 Year CMT + 3.632%) (C)	150,000	3,967,500
		20,983,950
		34,260,659
TOTAL PREFERRED SECURITIES (Cost $80,964,461)		$84,498,226
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 3.4%
U.S. Government – 3.4%
U.S. Treasury Notes
2.375%, 02/29/2024	$9,200,000	$9,138,547
2.500%, 01/31/2024	40,217,300	40,173,312
2.625%, 12/31/2023	5,818,800	5,842,893
		55,154,752
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $55,202,988)		$55,154,752
CORPORATE BONDS - 17.7%
Communication services - 5.5%
CCO Holdings LLC
4.000%, 03/01/2023 (D)	495,000	488,872
5.000%, 02/01/2028 (D)	9,822,000	9,453,675
5.125%, 02/15/2023	1,097,000	1,114,826
5.125%, 05/01/2023 to 05/01/2027 (D)	8,025,000	7,937,417
5.250%, 03/15/2021 to 09/30/2022	2,930,000	2,967,238
5.750%, 09/01/2023 to 01/15/2024	4,255,000	4,346,903
Charter Communications Operating LLC 3.579%, 07/23/2020	575,000	577,602
Comcast Corp.
3.300%, 10/01/2020	1,795,000	1,806,941
3.450%, 10/01/2021	1,375,000	1,390,972
Comcast Corp. (3 month LIBOR + 0.330%) 3.127%, 10/01/2020 (E)	1,490,000	1,492,183
Comcast Corp. (3 month LIBOR + 0.440%) 3.237%, 10/01/2021 (E)	1,175,000	1,174,907
Level 3 Financing, Inc. 5.375%, 08/15/2022	1,682,000	1,692,513
Netflix, Inc.
4.375%, 11/15/2026	6,035,000	5,789,858
4.875%, 04/15/2028	11,905,000	11,592,494
5.375%, 02/01/2021	96,000	99,240
5.500%, 02/15/2022	330,000	345,675
5.875%, 02/15/2025	2,188,000	2,319,280
5.875%, 11/15/2028 (D)	12,005,000	12,503,808
6.375%, 05/15/2029 (D)	6,940,000	7,371,599
Sirius XM Radio, Inc.
4.625%, 05/15/2023 (D)	335,000	338,769
6.000%, 07/15/2024 (D)	1,560,000	1,616,550
T-Mobile USA, Inc. 6.000%, 03/01/2023	715,000	734,663
Unitymedia GmbH 6.125%, 01/15/2025 (D)	3,675,000	3,803,625
Verizon Communications, Inc. 3.125%, 03/16/2022	900,000	904,052
Verizon Communications, Inc. (3 month LIBOR + 1.000%) 3.788%, 03/16/2022 (E)	2,350,000	2,376,874
Zayo Group LLC 5.750%, 01/15/2027 (D)	5,128,000	4,974,160
		89,214,696
Consumer discretionary - 2.2%
Amazon.com, Inc. 2.600%, 12/05/2019	1,568,000	1,567,546
Aptiv PLC 4.350%, 03/15/2029 (F)	810,000	809,020
AutoZone, Inc.
1.625%, 04/21/2019	215,000	214,691
2.500%, 04/15/2021	900,000	887,526
Cedar Fair LP 5.375%, 06/01/2024 to 04/15/2027	4,023,000	4,063,341

The accompanying notes are an integral part of the financial statements.	9

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Dollar Tree, Inc. (3 month LIBOR + 0.700%) 3.473%, 04/17/2020 (E)	$610,000	$610,251
Hilton Domestic Operating Company, Inc. 4.250%, 09/01/2024	1,280,000	1,260,800
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC
4.750%, 06/01/2027 (D)	6,395,000	6,297,157
5.000%, 06/01/2024 (D)	1,910,000	1,934,410
5.250%, 06/01/2026 (D)	958,000	976,461
New Red Finance, Inc. 4.625%, 01/15/2022 (D)	1,380,000	1,385,175
Service Corp. International 5.375%, 05/15/2024	450,000	460,125
Sirius XM Radio, Inc. 3.875%, 08/01/2022 (D)	806,000	800,721
Six Flags Entertainment Corp.
4.875%, 07/31/2024 (D)	770,000	758,450
5.500%, 04/15/2027 (D)	277,000	272,153
The Home Depot, Inc. 3.250%, 03/01/2022	875,000	886,812
The Home Depot, Inc. (3 month LIBOR + 0.310%) 3.049%, 03/01/2022 (E)	1,065,000	1,063,693
Virgin Media Secured Finance PLC 5.250%, 01/15/2021	400,000	408,360
Yum! Brands, Inc.
3.750%, 11/01/2021	3,995,000	3,965,038
3.875%, 11/01/2020 to 11/01/2023	3,745,000	3,724,008
5.300%, 09/15/2019	1,040,000	1,047,800
5.350%, 11/01/2043	2,394,000	2,046,870
6.875%, 11/15/2037	925,000	922,688
		36,363,096
Consumer staples - 1.2%
Aramark Services, Inc. 5.000%, 04/01/2025 to 02/01/2028 (D)	3,770,000	3,804,326
B&G Foods, Inc. 4.625%, 06/01/2021	975,000	973,781
Conagra Brands, Inc. 3.800%, 10/22/2021	1,630,000	1,643,871
Conagra Brands, Inc. (3 month LIBOR + 0.750%) 3.511%, 10/22/2020 (E)	745,000	741,698
Nestle Holdings, Inc. 3.100%, 09/24/2021 (D)	4,775,000	4,810,001
Philip Morris International, Inc.
2.000%, 02/21/2020	1,920,000	1,904,711
2.625%, 02/18/2022	905,000	892,285
Philip Morris International, Inc. (3 month LIBOR + 0.420%) 3.066%, 02/21/2020 (E)	1,275,000	1,277,420
Reckitt Benckiser Treasury Services PLC (3 month LIBOR + 0.560%) 3.384%, 06/24/2022 (D)(E)	2,110,000	2,088,329
Unilever Capital Corp. 3.000%, 03/07/2022	1,035,000	1,036,684
		19,173,106
Energy - 0.4%
Enterprise Products Operating LLC 3.500%, 02/01/2022	1,500,000	1,516,324
EQT Corp. 8.125%, 06/01/2019	941,000	952,960
NGL Energy Partners LP 5.125%, 07/15/2019	470,000	472,350
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
NuStar Logistics LP 4.800%, 09/01/2020	$725,000	$734,063
Shell International Finance BV (3 month LIBOR + 0.450%) 3.068%, 05/11/2020 (E)	3,385,000	3,400,767
		7,076,464
Financials - 1.3%
Marsh & McLennan Companies, Inc.
2.350%, 03/06/2020	810,000	806,148
2.750%, 01/30/2022	865,000	856,046
3.300%, 03/14/2023	315,000	314,709
Moody's Corp. 4.250%, 02/01/2029	2,160,000	2,207,165
Refinitiv US Holdings, Inc.
6.250%, 05/15/2026 (D)	2,395,000	2,418,950
8.250%, 11/15/2026 (D)	3,235,000	3,165,245
State Street Corp. (5.250% to 9-15-20, then 3 month LIBOR + 3.597%) 09/15/2020 (G)	1,550,000	1,569,375
State Street Corp. (5.625% to 12-15-23, then 3 month LIBOR + 2.539%) 12/15/2023 (G)	3,960,000	3,950,100
The Bank of New York Mellon Corp. (4.625% to 9-20-26, then 3 month LIBOR + 3.131%) 09/20/2026 (G)	1,025,000	968,625
The Bank of New York Mellon Corp. (4.950% to 6-20-20, then 3 month LIBOR + 3.420%) 06/20/2020 (G)	2,450,000	2,483,884
The PNC Financial Services Group, Inc. (5.000% to 11-1-26, then 3 month LIBOR + 3.300%) 11/01/2026 (G)	2,115,000	2,046,263
U.S. Bancorp (5.300% to 4-15-27, then 3 month LIBOR + 2.914%) 04/15/2027 (G)	1,155,000	1,158,430
		21,944,940
Health care - 1.6%
Avantor, Inc.
6.000%, 10/01/2024 (D)	195,000	198,900
9.000%, 10/01/2025 (D)	795,000	852,638
Becton, Dickinson and Company
2.675%, 12/15/2019	1,307,000	1,301,938
3.363%, 06/06/2024	1,180,000	1,161,048
Becton, Dickinson and Company (3 month LIBOR + 1.030%) 3.769%, 06/06/2022 (E)	1,895,000	1,888,044
Centene Corp. 5.625%, 02/15/2021	535,000	542,356
Elanco Animal Health, Inc.
3.912%, 08/27/2021 (D)	1,490,000	1,506,215
4.272%, 08/28/2023 (D)	750,000	761,105
4.900%, 08/28/2028 (D)	1,785,000	1,849,279
Fresenius Medical Care US Finance, Inc. 5.750%, 02/15/2021 (D)	575,000	595,188
HCA Healthcare, Inc. 6.250%, 02/15/2021	750,000	785,880
HCA, Inc.
4.250%, 10/15/2019	1,830,000	1,841,549
6.500%, 02/15/2020	7,245,000	7,461,663
Hologic, Inc. 4.375%, 10/15/2025 (D)	1,020,000	1,002,150
Medtronic Global Holdings SCA 1.700%, 03/28/2019	1,425,000	1,424,166

The accompanying notes are an integral part of the financial statements.	10

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Medtronic, Inc. 2.500%, 03/15/2020	$995,000	$992,821
Teleflex, Inc.
4.625%, 11/15/2027	892,000	885,372
4.875%, 06/01/2026	811,000	822,151
		25,872,463
Industrials - 1.1%
3M Company 3.000%, 09/14/2021	1,085,000	1,094,143
Caterpillar Financial Services Corp. 2.250%, 12/01/2019	810,000	807,263
Continental Airlines 2009-2 Class A Pass Through Trust 7.250%, 05/10/2021	235,419	241,234
Continental Airlines 2012-1 Class A Pass Through Trust 4.150%, 10/11/2025	969,965	978,404
Continental Airlines 2012-1 Class B Pass Through Trust 6.250%, 10/11/2021	192,514	196,075
Delta Air Lines 2011-1 Class A Pass Through Trust 5.300%, 10/15/2020	57,341	57,501
Fortive Corp. 1.800%, 06/15/2019	24,000	23,863
Lennox International, Inc. 3.000%, 11/15/2023	510,000	490,387
Moog, Inc. 5.250%, 12/01/2022 (D)	70,000	71,108
Northrop Grumman Corp. 2.550%, 10/15/2022	2,140,000	2,102,178
Roper Technologies, Inc.
3.650%, 09/15/2023	1,850,000	1,858,181
4.200%, 09/15/2028	1,025,000	1,030,668
Sensata Technologies BV
4.875%, 10/15/2023 (D)	225,000	231,188
5.000%, 10/01/2025 (D)	1,475,000	1,489,750
5.625%, 11/01/2024 (D)	415,000	435,750
Sensata Technologies UK Financing Company PLC 6.250%, 02/15/2026 (D)	1,000,000	1,055,000
Trinity Acquisition PLC 4.400%, 03/15/2026	1,035,000	1,048,663
US Airways 2010-1 Class A Pass Through Trust 6.250%, 10/22/2024	51,581	54,753
US Airways 2012-2 Class A Pass Through Trust 4.625%, 12/03/2026	189,474	194,514
US Airways 2012-2 Class B Pass Through Trust 6.750%, 12/03/2022	256,491	265,314
US Airways 2013-1 Class A Pass Through Trust 3.950%, 05/15/2027	466,926	466,506
US Airways 2013-1 Class B Pass Through Trust 5.375%, 05/15/2023	349,666	354,876
Waste Connections, Inc. 4.250%, 12/01/2028	710,000	733,885
Welbilt, Inc. 9.500%, 02/15/2024	1,545,000	1,662,806
Xylem, Inc.
3.250%, 11/01/2026	400,000	383,418
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Xylem, Inc. (continued)
4.875%, 10/01/2021	$100,000	$102,781
		17,430,209
Information technology - 1.3%
Amphenol Corp.
2.200%, 04/01/2020	1,400,000	1,392,165
3.200%, 04/01/2024	700,000	681,485
Apple, Inc. 1.500%, 09/12/2019	5,420,000	5,388,509
Fiserv, Inc.
2.700%, 06/01/2020	1,590,000	1,579,038
3.800%, 10/01/2023	1,080,000	1,086,602
4.200%, 10/01/2028	1,080,000	1,066,948
Solera LLC 10.500%, 03/01/2024 (D)	9,235,000	10,008,431
		21,203,178
Materials - 0.7%
Reynolds Group Issuer, Inc.
5.125%, 07/15/2023 (D)	1,975,000	1,975,000
5.750%, 10/15/2020	5,029,669	5,039,728
6.875%, 02/15/2021	1,405,209	1,412,235
Reynolds Group Issuer, Inc. (3 month LIBOR + 3.500%) 6.287%, 07/15/2021 (D)(E)	2,660,000	2,676,625
		11,103,588
Real estate - 0.9%
American Tower Corp. 3.300%, 02/15/2021	965,000	965,279
Camden Property Trust 4.100%, 10/15/2028	225,000	229,824
Crown Castle International Corp.
4.875%, 04/15/2022	2,950,000	3,070,934
5.250%, 01/15/2023	4,575,000	4,830,841
Equinix, Inc. 5.375%, 01/01/2022 to 04/01/2023	930,000	952,066
SBA Communications Corp.
4.000%, 10/01/2022	1,350,000	1,336,500
4.875%, 07/15/2022	3,380,000	3,418,532
		14,803,976
Utilities - 1.5%
American Electric Power Company, Inc.
3.650%, 12/01/2021	340,000	343,792
4.300%, 12/01/2028	1,225,000	1,262,100
Berkshire Hathaway Energy Company 2.400%, 02/01/2020	980,000	976,409
Dominion Energy, Inc. 2.962%, 07/01/2019	255,000	254,969
DTE Energy Company
3.700%, 08/01/2023	935,000	941,805
3.800%, 03/15/2027	1,900,000	1,871,482
Edison International 2.125%, 04/15/2020	1,706,000	1,671,756
Eversource Energy
2.750%, 03/15/2022	1,275,000	1,258,703
2.900%, 10/01/2024	850,000	825,788
3.300%, 01/15/2028	965,000	932,655
3.800%, 12/01/2023	530,000	540,617
4.250%, 04/01/2029	860,000	890,001
NiSource, Inc.
3.490%, 05/15/2027	2,205,000	2,136,070
4.375%, 05/15/2047	2,100,000	2,029,232
NiSource, Inc. (5.650% to 6-15-23, then 5 Year CMT + 2.843%) 06/15/2023 (D)(G)	2,650,000	2,557,250

The accompanying notes are an integral part of the financial statements.	11

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
NSTAR Electric Company 3.200%, 05/15/2027	$910,000	$889,900
Virginia Electric & Power Company
3.150%, 01/15/2026	690,000	678,139
3.500%, 03/15/2027	1,645,000	1,637,191
Wisconsin Public Service Corp. 3.350%, 11/21/2021	885,000	893,584
Xcel Energy, Inc. 4.000%, 06/15/2028	1,560,000	1,595,785
		24,187,228
TOTAL CORPORATE BONDS (Cost $287,222,083)		$288,372,944
TERM LOANS (H) – 4.5%
Communication services – 0.3%
Formula One Management, Ltd., 2018 USD Term Loan (1 month LIBOR + 2.500%) 4.993%, 02/01/2024	2,025,000	1,978,805
Zayo Group LLC, 2017 Incremental Term Loan (1 month LIBOR + 2.250%) 4.743%, 01/19/2024	2,025,000	2,013,255
Zayo Group LLC, Term Loan B1 (1 month LIBOR + 2.000%) 4.493%, 01/19/2021	997,462	993,103
		4,985,163
Consumer staples – 0.0%
Prestige Brands, Inc., Term Loan B4 (1 month LIBOR + 2.000%) 4.493%, 01/26/2024	112,798	112,164
Energy – 0.2%
BCP Raptor LLC, Term Loan B (3 month LIBOR + 4.250%) 6.879%, 06/24/2024	2,958,593	2,822,379
Financials – 1.1%
HUB International, Ltd., 2018 Term Loan B (2 and 3 month LIBOR + 2.750%) 5.514%, 04/25/2025	11,585,329	11,465,536
Refinitiv US Holdings, Inc., 2018 USD Term Loan (1 month LIBOR + 3.750%) 6.243%, 10/01/2025	6,150,000	6,052,277
		17,517,813
Health care – 0.3%
Change Healthcare Holdings LLC, 2017 Term Loan B (1 month LIBOR + 2.750%) 5.243%, 03/01/2024	3,278,300	3,252,172
NVA Holdings, Inc., Term Loan B3 (1 month LIBOR + 2.750%) 5.243%, 02/02/2025	1,500,675	1,465,979
		4,718,151
Industrials – 0.4%
Institutional Shareholder Services, Inc., 2017 1st Lien Term Loan (3 month LIBOR + 3.750%) 6.553%, 10/16/2024	376,613	374,729
Institutional Shareholder Services, Inc., 2017 Delayed Draw Term Loan (3 month LIBOR + 3.750%) 6.517%, 10/16/2024	34,324	34,152
Trans Union LLC, 2018 Term Loan B4 (1 month LIBOR + 2.000%) 4.493%, 06/19/2025	2,711,375	2,694,429
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
TERM LOANS (H)(continued)
Industrials (continued)
Trans Union LLC, Term Loan A2 (1 month LIBOR + 1.750%) 4.243%, 08/09/2022	$3,832,611	$3,786,313
		6,889,623
Information technology – 2.1%
Cypress Intermediate Holdings III, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 3.000%) 5.500%, 04/26/2024	2,009,274	1,984,580
First Data Corp., 2017 USD Term Loan (1 month LIBOR + 2.000%) 4.490%, 07/08/2022	3,393,782	3,389,268
First Data Corp., 2024 USD Term Loan (1 month LIBOR + 2.000%) 4.490%, 04/26/2024	23,515,000	23,479,022
Gartner, Inc., Term Loan A TBD 03/20/2022 (I)	379,045	377,150
Kronos, Inc., 2017 Term Loan B (3 month LIBOR + 3.000%) 5.736%, 11/01/2023	3,951,438	3,933,657
Worldpay LLC, 2018 Term Loan A5 (1 week and 1 month LIBOR + 1.500%) 3.950%, 01/16/2023	1,207,938	1,198,902
		34,362,579
Materials – 0.1%
Berry Global, Inc., 2018 Term Loan S (1 month LIBOR + 1.750%) 4.267%, 02/08/2020	680,000	678,728
HB Fuller Company, 2017 Term Loan B (1 month LIBOR + 2.000%) 4.480%, 10/20/2024	1,095,289	1,083,208
		1,761,936
TOTAL TERM LOANS (Cost $73,663,956)		$73,169,808
PURCHASED OPTIONS – 0.0%
Calls – 0.0%
Over the Counter Option on Conagra Brands, Inc. (Expiration Date: 1-17-20; Strike Price: $25.00; Counterparty: Citigroup Global Markets, Inc.; Notional Amount: 102,500) (A)	1,025	184,531
TOTAL PURCHASED OPTIONS (Cost $143,574)		$184,531
SECURITIES LENDING COLLATERAL – 0.2%
John Hancock Collateral Trust, 2.5250% (J)(K)	240,479	2,406,496
TOTAL SECURITIES LENDING COLLATERAL (Cost $2,405,760)		$2,406,496
SHORT-TERM INVESTMENTS – 7.7%
Money market funds – 7.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3457% (J)	14,374,617	14,374,617
T. Rowe Price Government Reserve Fund, 2.4359% (J)	111,122,740	111,122,740
		125,497,357
TOTAL SHORT-TERM INVESTMENTS (Cost $125,497,357)		$125,497,357
Total Investments (Capital Appreciation Value Fund) (Cost $1,405,294,085) – 100.6%		$1,637,043,004
Other assets and liabilities, net – (0.6%)		(9,793,740)
TOTAL NET ASSETS – 100.0%		$1,627,249,264

The accompanying notes are an integral part of the financial statements.	12

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
(A)	Non-income producing security.
(B)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(C)	All or a portion of this security is on loan as of 2-28-19.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Security purchased or sold on a when-issued or delayed delivery basis.
Capital Appreciation Value Fund (continued)
(G)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(H)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(I)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(J)	The rate shown is the annualized seven-day yield as of 2-28-19.
(K)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange-traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls

Citigroup Global Markets, Inc.	Alphabet, Inc., Class A	USD	1,300.00	Jan 2020	81	8,100	$ 392,006	$ (277,888)
Citigroup Global Markets, Inc.	Alphabet, Inc., Class A	USD	1,340.00	Jan 2020	21	2,100	166,211	(53,970)
Citigroup Global Markets, Inc.	Alphabet, Inc., Class A	USD	1,365.00	Jan 2020	56	5,600	163,409	(119,357)
Citigroup Global Markets, Inc.	Alphabet, Inc., Class A	USD	1,400.00	Jan 2020	21	2,100	129,491	(34,182)
Citigroup Global Markets, Inc.	Alphabet, Inc., Class A	USD	1,500.00	Jan 2020	21	2,100	85,759	(15,226)
Citigroup Global Markets, Inc.	Amazon.com, Inc.	USD	1,800.00	Jan 2020	15	1,500	281,040	(182,582)
Citigroup Global Markets, Inc.	Amazon.com, Inc.	USD	2,000.00	Jan 2020	5	500	58,040	(32,014)
Citigroup Global Markets, Inc.	Amazon.com, Inc.	USD	2,025.00	Jan 2020	5	500	54,540	(29,416)
Citigroup Global Markets, Inc.	Amazon.com, Inc.	USD	2,100.00	Jan 2020	5	500	44,790	(22,721)
Citigroup Global Markets, Inc.	Amazon.com, Inc.	USD	2,300.00	Jan 2020	26	2,600	277,727	(58,015)
Credit Suisse Securities (USA) LLC	Amazon.com, Inc.	USD	2,500.00	Jan 2020	10	1,000	123,525	(10,743)
Credit Suisse Securities (USA) LLC	Amazon.com, Inc.	USD	2,600.00	Jan 2020	11	1,100	112,904	(8,160)
Credit Suisse Securities (USA) LLC	Amazon.com, Inc.	USD	2,700.00	Jan 2020	11	1,100	94,001	(5,619)
Citigroup Global Markets, Inc.	American Electric Power Company, Inc.	USD	82.50	Jan 2020	149	14,900	47,494	(60,072)
Citigroup Global Markets, Inc.	American Electric Power Company, Inc.	USD	85.00	Jan 2020	673	67,300	95,234	(196,959)
Credit Suisse International	American Tower Corp.	USD	170.00	Jan 2020	119	11,900	127,352	(200,149)
Citigroup Global Markets, Inc.	American Tower Corp.	USD	175.00	Jan 2020	107	10,700	80,698	(148,376)
Credit Suisse International	American Tower Corp.	USD	175.00	Jan 2020	252	25,200	196,444	(349,447)
Citigroup Global Markets, Inc.	American Tower Corp.	USD	180.00	Jan 2020	146	14,600	92,886	(163,982)
Citigroup Global Markets, Inc.	Anthem, Inc.	USD	300.00	Jan 2020	60	6,000	109,020	(169,268)
Citigroup Global Markets, Inc.	Anthem, Inc.	USD	310.00	Jan 2020	60	6,000	85,020	(138,972)
The accompanying notes are an integral part of the financial statements.	13

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange-traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
Citigroup Global Markets, Inc.	Booking Holdings, Inc.	USD	2,075.00	Jan 2020	35	3,500	$ 316,874	$ (149,446)
Citigroup Global Markets, Inc.	Booking Holdings, Inc.	USD	2,100.00	Jan 2020	7	700	95,330	(26,731)
Citigroup Global Markets, Inc.	Booking Holdings, Inc.	USD	2,125.00	Jan 2020	7	700	89,220	(23,860)
Citigroup Global Markets, Inc.	Booking Holdings, Inc.	USD	2,200.00	Jan 2020	7	700	73,570	(16,789)
Goldman Sachs & Company	Duke Energy Corp.	USD	85.00	Jan 2020	413	41,300	104,840	(300,589)
Goldman Sachs & Company	Duke Energy Corp.	USD	90.00	Jan 2020	413	41,300	53,702	(180,834)
Merrill Lynch, Pierce, Fenner & Smith, Inc.	Duke Energy Corp.	USD	100.00	Jan 2020	214	21,400	37,813	(23,506)
Citigroup Global Markets, Inc.	Enterprise Products Partners LP	USD	30.00	Jan 2020	955	95,500	86,257	(62,625)
JPMorgan Clearing Corp.	Facebook, Inc., Class A	USD	220.00	Jan 2020	195	19,500	73,710	(56,967)
Citigroup Global Markets, Inc.	Intuit, Inc.	USD	260.00	Jan 2020	183	18,300	173,901	(336,770)
Goldman Sachs & Company	Intuit, Inc.	USD	260.00	Jan 2020	19	1,900	25,161	(34,965)
Citigroup Global Markets, Inc.	Intuit, Inc.	USD	270.00	Jan 2020	71	7,100	67,807	(101,738)
Goldman Sachs & Company	Intuit, Inc.	USD	270.00	Jan 2020	19	1,900	20,541	(27,226)
Citigroup Global Markets, Inc.	McDonald's Corp.	USD	195.00	Jan 2020	108	10,800	108,513	(80,085)
Credit Suisse Securities (USA) LLC	McDonald's Corp.	USD	195.00	Jan 2020	47	4,700	35,593	(34,851)
Citigroup Global Markets, Inc.	McDonald's Corp.	USD	200.00	Jan 2020	108	10,800	89,572	(61,561)
Credit Suisse Securities (USA) LLC	McDonald's Corp.	USD	200.00	Jan 2020	47	4,700	28,933	(26,791)
Citigroup Global Markets, Inc.	Microsoft Corp.	USD	125.00	Jan 2020	181	18,100	132,765	(84,898)
Citigroup Global Markets, Inc.	Microsoft Corp.	USD	130.00	Jan 2020	181	18,100	106,520	(60,450)
RBC Capital Markets LLC	Microsoft Corp.	USD	130.00	Jan 2020	371	37,100	106,088	(123,905)
Citigroup Global Markets, Inc.	Microsoft Corp.	USD	135.00	Jan 2020	181	18,100	82,990	(42,067)
Credit Suisse Securities (USA) LLC	NextEra Energy, Inc.	USD	195.00	Jan 2020	75	7,500	26,175	(58,180)
Credit Suisse International	NextEra Energy, Inc.	USD	200.00	Jan 2020	433	43,300	202,276	(249,491)
Credit Suisse Securities (USA) LLC	NextEra Energy, Inc.	USD	200.00	Jan 2020	76	7,600	17,875	(43,790)
JPMorgan Clearing Corp.	Texas Instruments, Inc.	USD	120.00	Jan 2020	166	16,600	42,446	(67,034)
RBC Capital Markets LLC	Texas Instruments, Inc.	USD	125.00	Jan 2020	763	76,300	251,383	(216,058)
Goldman Sachs & Company	Texas Instruments, Inc.	USD	130.00	Jan 2020	37	3,700	26,851	(7,163)
Citigroup Global Markets, Inc.	UnitedHealth Group, Inc.	USD	290.00	Jan 2020	92	9,200	167,124	(48,085)
Goldman Sachs & Company	UnitedHealth Group, Inc.	USD	290.00	Jan 2020	40	4,000	73,203	(20,907)
Citigroup Global Markets, Inc.	UnitedHealth Group, Inc.	USD	300.00	Jan 2020	127	12,700	186,659	(46,514)
Goldman Sachs & Company	UnitedHealth Group, Inc.	USD	310.00	Jan 2020	8	800	6,916	(2,022)
JPMorgan Clearing Corp.	UnitedHealth Group, Inc.	USD	310.00	Jan 2020	293	29,300	246,367	(74,034)
Credit Suisse Securities (USA) LLC	Visa, Inc., Class A	USD	150.00	Jan 2020	157	15,700	145,445	(183,975)
Credit Suisse Securities (USA) LLC	Visa, Inc., Class A	USD	155.00	Jan 2020	157	15,700	118,159	(145,023)
The accompanying notes are an integral part of the financial statements.	14

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange-traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
Credit Suisse Securities (USA) LLC	Visa, Inc., Class A	USD	160.00	Jan 2020	248	24,800	$ 170,966	$ (176,445)
Credit Suisse Securities (USA) LLC	Visa, Inc., Class A	USD	165.00	Jan 2020	197	19,700	99,464	(105,332)
Citigroup Global Markets, Inc.	Yum! Brands, Inc.	USD	100.00	Jan 2020	215	21,500	78,062	(88,577)
Citigroup Global Markets, Inc.	Yum! Brands, Inc.	USD	105.00	Jan 2020	368	36,800	139,087	(87,139)
Merrill Lynch, Pierce, Fenner & Smith, Inc.	Yum! Brands, Inc.	USD	105.00	Jan 2020	432	43,200	46,024	(102,293)
							$6,771,773	$(5,855,834)
Derivatives Currency Abbreviations
USD	U.S. Dollar

OTC is an abbreviation for over-the-counter. See Notes to financial statements regarding investment transactions and other derivatives information.
Health Sciences Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 98.6%
Consumer discretionary – 0.1%
Specialty retail – 0.1%
JAND, Inc., Class A (A)(B)(C)	16,938	$266,604
Health care – 98.5%
Biotechnology – 33.3%
Abcam PLC	25,958	441,894
Abeona Therapeutics, Inc. (C)	13,925	97,754
ACADIA Pharmaceuticals, Inc. (C)	52,723	1,397,160
Acceleron Pharma, Inc. (C)	28,742	1,265,798
Acerta Pharma BV, Class B (A)(B)(C)	4,892,850	430,082
Agios Pharmaceuticals, Inc. (C)	15,198	985,894
Aimmune Therapeutics, Inc. (C)	25,129	605,358
Alder Biopharmaceuticals, Inc. (C)	56,381	722,804
Alexion Pharmaceuticals, Inc. (C)	43,538	5,891,998
Alkermes PLC (C)	12,204	406,027
Allakos, Inc. (C)	6,826	272,767
Allogene Therapeutics, Inc. (C)	7,330	232,288
Alnylam Pharmaceuticals, Inc. (C)	13,158	1,118,430
Amarin Corp. PLC, ADR (C)	73,952	1,513,797
Amgen, Inc.	14,057	2,671,955
AnaptysBio, Inc. (C)	5,610	386,361
Apellis Pharmaceuticals, Inc. (C)	5,741	86,976
Argenx SE, ADR (C)	17,031	2,270,062
Array BioPharma, Inc. (C)	66,006	1,514,178
Ascendis Pharma A/S, ADR (C)	19,224	1,399,892
Atara Biotherapeutics, Inc. (C)	17,827	638,385
Audentes Therapeutics, Inc. (C)	10,282	314,835
Autolus Therapeutics PLC, ADR (C)	3,788	103,602
Avrobio, Inc. (C)	4,985	83,050
BeiGene, Ltd., ADR (C)	6,828	935,777
Biogen, Inc. (C)	9,767	3,203,674
BioMarin Pharmaceutical, Inc. (C)	26,675	2,487,711
Bluebird Bio, Inc. (C)	14,506	2,251,621
Blueprint Medicines Corp. (C)	17,043	1,400,764
Cara Therapeutics, Inc. (C)	13,774	234,847
CareDx, Inc. (C)	5,745	178,784
Celgene Corp. (C)	34,995	2,908,784
Corvus Pharmaceuticals, Inc. (C)	12,479	60,398
CRISPR Therapeutics AG (C)	7,000	247,730
CytomX Therapeutics, Inc. (C)	12,884	144,558
Denali Therapeutics, Inc. (C)	8,700	189,312
Dicerna Pharmaceuticals, Inc. (C)	8,783	107,240
Health Sciences Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Editas Medicine, Inc. (C)	3,538	$72,989
Enanta Pharmaceuticals, Inc. (C)	11,752	1,205,050
Exact Sciences Corp. (C)	19,200	1,747,200
Exelixis, Inc. (C)	41,611	931,670
Fate Therapeutics, Inc. (C)	14,257	223,977
FibroGen, Inc. (C)	17,583	1,016,297
Five Prime Therapeutics, Inc. (C)	7,463	86,422
Forty Seven, Inc. (C)	5,356	89,445
G1 Therapeutics, Inc. (C)	15,997	295,305
Galapagos NV (C)	1,382	135,264
Gilead Sciences, Inc.	10,548	685,831
Global Blood Therapeutics, Inc. (C)	14,024	736,260
GlycoMimetics, Inc. (C)	21,283	261,568
Homology Medicines, Inc. (C)	9,081	267,708
ImmunoGen, Inc. (C)	24,800	117,056
Immunomedics, Inc. (C)	65,505	1,032,359
Incyte Corp. (C)	35,432	3,055,301
InflaRx NV (C)	1,332	49,364
Insmed, Inc. (C)	38,050	1,128,183
Intercept Pharmaceuticals, Inc. (C)	2,200	219,428
Ionis Pharmaceuticals, Inc. (C)	25,143	1,784,902
Iovance Biotherapeutics, Inc. (C)	36,827	378,213
Ironwood Pharmaceuticals, Inc. (C)	15,778	224,679
Krystal Biotech, Inc. (C)	2,814	62,921
MacroGenics, Inc. (C)	4,214	84,280
Madrigal Pharmaceuticals, Inc. (C)	1,601	210,179
Minerva Neurosciences, Inc. (C)	19,215	152,375
Mirati Therapeutics, Inc. (C)	6,900	502,320
Moderna, Inc. (C)	760	17,176
Momenta Pharmaceuticals, Inc. (C)	20,108	283,322
Myovant Sciences, Ltd. (C)	14,423	317,306
Neurocrine Biosciences, Inc. (C)	30,515	2,357,284
Orchard Therapeutics PLC, ADR (C)	13,010	223,122
PhaseBio Pharmaceuticals, Inc. (C)	12,145	38,257
Principia Biopharma, Inc. (C)	5,795	205,259
ProQR Therapeutics NV (C)	8,000	106,560
Proteostasis Therapeutics, Inc. (C)	12,320	50,758
PTC Therapeutics, Inc. (C)	25,010	863,845
Puma Biotechnology, Inc. (C)	11,700	325,377
Regeneron Pharmaceuticals, Inc. (C)	10,793	4,648,977
REGENXBIO, Inc. (C)	11,407	590,084
Rhythm Pharmaceuticals, Inc. (C)	6,724	192,844

The accompanying notes are an integral part of the financial statements.	15

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Health Sciences Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Rocket Pharmaceuticals, Inc. (C)	8,394	$146,140
Sage Therapeutics, Inc. (C)	40,945	6,520,491
Sarepta Therapeutics, Inc. (C)	29,724	4,287,390
Scholar Rock Holding Corp. (C)	4,825	89,842
Seattle Genetics, Inc. (C)	20,455	1,519,397
Spark Therapeutics, Inc. (C)	8,858	1,003,611
Stemline Therapeutics, Inc. (C)	19,760	216,767
Tocagen, Inc. (C)	10,865	118,646
Ultragenyx Pharmaceutical, Inc. (C)	18,704	1,199,675
Vertex Pharmaceuticals, Inc. (C)	57,573	10,866,904
Xencor, Inc. (C)	34,266	1,039,630
Y-mAbs Therapeutics, Inc. (C)	7,006	151,680
Zafgen, Inc. (C)	14,500	64,815
Zai Lab, Ltd., ADR (C)	3,508	101,101
Zeneca, Inc. (B)(C)	33,315	20,489
		93,525,842
Health care equipment and supplies – 22.3%
ABIOMED, Inc. (C)	1,946	650,937
Align Technology, Inc. (C)	5,749	1,488,819
AtriCure, Inc. (C)	14,000	447,160
Becton, Dickinson and Company	50,770	12,631,068
Danaher Corp.	43,022	5,464,654
DexCom, Inc. (C)	5,792	806,999
GenMark Diagnostics, Inc. (C)	52,487	403,625
Hologic, Inc. (C)	69,708	3,286,732
ICU Medical, Inc. (C)	6,505	1,598,669
Insulet Corp. (C)	5,100	478,941
Integer Holdings Corp. (C)	2,100	191,016
Intuitive Surgical, Inc. (C)	25,881	14,172,694
Lantheus Holdings, Inc. (C)	21,766	497,353
Nevro Corp. (C)	9,100	419,237
Novocure, Ltd. (C)	21,300	1,144,023
NuVasive, Inc. (C)	6,800	400,520
Penumbra, Inc. (C)	6,334	846,666
Quidel Corp. (C)	18,673	1,224,202
SI-BONE, Inc. (C)	5,397	111,826
Stryker Corp.	40,086	7,556,612
Tandem Diabetes Care, Inc. (C)	3,400	222,938
Teleflex, Inc.	7,743	2,244,231
The Cooper Companies, Inc.	9,146	2,615,665
ViewRay, Inc. (C)	21,806	184,915
West Pharmaceutical Services, Inc.	14,700	1,539,825
Wright Medical Group NV (C)	44,211	1,384,246
Zimmer Biomet Holdings, Inc.	5,274	654,609
		62,668,182
Health care providers and services – 19.7%
Acadia Healthcare Company, Inc. (C)	17,217	452,635
Anthem, Inc.	30,294	9,110,315
Centene Corp. (C)	79,044	4,812,989
Cigna Corp.	39,030	6,808,393
DaVita, Inc. (C)	4,910	279,379
Guardant Health, Inc. (C)	5,772	384,646
HCA Healthcare, Inc.	39,699	5,519,749
Humana, Inc.	13,698	3,904,478
Molina Healthcare, Inc. (C)	12,662	1,704,685
Patterson Companies, Inc.	9,700	218,735
UnitedHealth Group, Inc.	76,251	18,469,516
Universal Health Services, Inc., Class B	4,259	591,277
WellCare Health Plans, Inc. (C)	12,273	3,112,187
		55,368,984
Health care technology – 0.5%
HTG Molecular Diagnostics, Inc. (C)	36,015	99,041
Inspire Medical Systems, Inc. (C)	3,560	220,720
Health Sciences Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care technology (continued)
Teladoc Health, Inc. (C)	14,700	$946,092
		1,265,853
Life sciences tools and services – 7.0%
Agilent Technologies, Inc.	71,710	5,696,642
Bruker Corp.	33,263	1,270,979
Illumina, Inc. (C)	6,443	2,015,177
Lonza Group AG (C)	1,294	359,357
Mettler-Toledo International, Inc. (C)	1,434	976,425
Quanterix Corp. (C)	17,529	433,142
Thermo Fisher Scientific, Inc.	34,187	8,873,920
		19,625,642
Pharmaceuticals – 15.7%
Allergan PLC	12,184	1,677,859
Amneal Pharmaceuticals, Inc. (C)	38,174	516,494
AstraZeneca PLC, ADR	83,460	3,470,267
Bristol-Myers Squibb Company	40,698	2,102,459
Catalent, Inc. (C)	12,900	557,538
Chugai Pharmaceutical Company, Ltd.	12,700	864,459
Daiichi Sankyo Company, Ltd.	30,300	1,135,200
Eisai Company, Ltd.	10,100	834,702
Elanco Animal Health, Inc. (C)	10,662	322,419
Eli Lilly & Company	50,067	6,322,961
GW Pharmaceuticals PLC, ADR (C)	3,891	669,291
Intra-Cellular Therapies, Inc. (C)	5,400	73,548
Menlo Therapeutics, Inc. (C)	10,900	92,759
Merck & Company, Inc.	49,116	3,992,640
Mylan NV (C)	13,900	366,821
MyoKardia, Inc. (C)	12,628	566,366
Nektar Therapeutics (C)	11,700	474,318
Novartis AG	49,559	4,516,508
Odonate Therapeutics, Inc. (C)	6,491	106,972
Perrigo Company PLC	15,700	764,590
Pfizer, Inc.	179,718	7,790,775
Reata Pharmaceuticals, Inc., Class A (C)	4,859	458,398
Roche Holding AG	14,161	3,930,020
Takeda Pharmaceutical Company Ltd.	26,558	532,753
Takeda Pharmaceutical Company, Ltd.	700	28,170
TherapeuticsMD, Inc. (C)	28,383	162,351
Theravance Biopharma, Inc. (C)	6,371	154,624
Tricida, Inc. (C)	8,910	206,088
WaVe Life Sciences, Ltd. (C)	5,928	248,561
Zogenix, Inc. (C)	19,400	1,022,962
		43,962,873
		276,417,376
TOTAL COMMON STOCKS (Cost $227,222,712)		$276,683,980
PREFERRED SECURITIES – 0.8%
Consumer discretionary – 0.2%
Specialty retail – 0.2%
JAND, Inc., Series D (A)(B)(C)	37,822	595,318
Health care – 0.5%
Health care equipment and supplies – 0.5%
Becton, Dickinson and Company, 6.125%	10,563	651,843
Sartorius AG	4,583	726,461
		1,378,304
Information technology – 0.1%
Software – 0.1%
Doximity, Inc. (A)(B)(C)	63,738	314,866
TOTAL PREFERRED SECURITIES (Cost $1,980,479)		$2,288,488

The accompanying notes are an integral part of the financial statements.	16

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Health Sciences Fund (continued)
	Shares or Principal Amount	Value
CONVERTIBLE BONDS - 0.1%
Health care - 0.1%
Ironwood Pharmaceuticals, Inc. 2.250%, 06/15/2022	$368,000	$411,058
TOTAL CONVERTIBLE BONDS (Cost $460,724)		$411,058
RIGHTS – 0.0%
Wright Medical Group NV (Expiration Date: 1-2-24) (C)(D)	10,400	83
TOTAL RIGHTS (Cost $26,000)		$83
SHORT-TERM INVESTMENTS – 0.5%
Money market funds – 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3457% (E)	1,348,171	1,348,171
T. Rowe Price Government Reserve Fund, 2.4359% (E)	1,000	1,000
		1,349,171
TOTAL SHORT-TERM INVESTMENTS (Cost $1,349,171)		$1,349,171
Total Investments (Health Sciences Fund) (Cost $231,039,086) – 100.0%		$280,732,780
Other assets and liabilities, net – 0.0%		25,042
TOTAL NET ASSETS – 100.0%		$280,757,822
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to financial statements.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	Non-income producing security.
(D)	Strike price and/or expiration date not available.
(E)	The rate shown is the annualized seven-day yield as of 2-28-19.
International Growth Stock Fund
	Shares or Principal Amount	Value
COMMON STOCKS - 94.5%
Australia - 3.8%
Amcor, Ltd.	650,132	$6,937,503
Brambles, Ltd.	711,779	5,941,821
CSL, Ltd.	21,339	2,924,570
		15,803,894
Brazil - 3.5%
B3 SA - Brasil Bolsa Balcao	907,140	7,919,045
Banco Bradesco SA, ADR	576,703	6,620,550
		14,539,595
Canada - 9.4%
Canadian National Railway Company	79,787	6,846,421
CGI, Inc. (A)	204,419	13,705,603
Nutrien, Ltd.	110,238	6,000,492
PrairieSky Royalty, Ltd.	369,611	5,384,280
Suncor Energy, Inc.	205,994	7,100,489
		39,037,285
China - 7.9%
Alibaba Group Holding, Ltd., ADR (A)	33,452	6,122,722
Henan Shuanghui Investment & Development Company, Ltd., Class A	947,748	3,423,991
Kweichow Moutai Company, Ltd., Class A	79,123	8,929,535
New Oriental Education & Technology Group, Inc., ADR (A)	54,123	4,441,333
Wuliangye Yibin Company, Ltd., Class A	510,606	5,453,765
International Growth Stock Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Yum China Holdings, Inc.	102,620	$4,281,306
		32,652,652
Denmark - 1.4%
Carlsberg A/S, Class B	48,311	5,853,173
France - 7.8%
EssilorLuxottica SA	39,989	4,839,652
Pernod Ricard SA	24,218	4,168,116
Schneider Electric SE	96,947	7,533,336
Vinci SA	97,738	9,328,185
Vivendi SA	226,931	6,626,905
		32,496,194
Germany - 6.8%
Allianz SE	42,665	9,497,107
Deutsche Boerse AG	68,074	8,594,907
GEA Group AG	109,109	2,609,969
SAP SE	71,252	7,625,857
		28,327,840
Hong Kong - 1.6%
Galaxy Entertainment Group, Ltd.	954,910	6,771,894
Italy - 3.6%
FinecoBank Banca Fineco SpA	439,813	5,456,220
Intesa Sanpaolo SpA	1,423,610	3,502,682
Mediobanca Banca di Credito Finanziario SpA	607,674	6,082,168
		15,041,070
Japan - 8.9%
Asahi Group Holdings, Ltd.	152,100	6,584,614
FANUC Corp.	45,188	7,486,279
Hoya Corp.	137,700	8,418,626
Japan Tobacco, Inc.	97,900	2,493,317
Kao Corp.	66,000	5,003,962
Keyence Corp.	11,946	6,985,599
		36,972,397
Mexico - 2.2%
Fomento Economico Mexicano SAB de CV, ADR	98,891	8,962,491
Netherlands - 4.7%
ING Groep NV	455,375	6,019,202
Royal Dutch Shell PLC, B Shares	116,579	3,657,110
Wolters Kluwer NV	148,048	9,755,839
		19,432,151
Singapore - 2.0%
United Overseas Bank, Ltd.	451,334	8,318,493
South Korea - 2.5%
NAVER Corp.	39,838	4,707,005
Samsung Electronics Company, Ltd.	146,440	5,860,797
		10,567,802
Spain - 1.4%
Amadeus IT Group SA	77,419	5,823,633
Sweden - 2.6%
Investor AB, B Shares	237,925	10,617,501
Switzerland - 6.4%
Cie Financiere Richemont SA	99,476	7,600,110
Julius Baer Group, Ltd. (A)	118,819	5,177,180
Kuehne + Nagel International AG	33,444	4,356,905
Novartis AG	80,431	7,329,999
UBS Group AG (A)	159,017	2,017,907
		26,482,101
Taiwan - 2.2%
Taiwan Semiconductor Manufacturing Company, Ltd.	1,201,000	9,216,142

The accompanying notes are an integral part of the financial statements.	17

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

International Growth Stock Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thailand - 0.5%
Kasikornbank PCL, NVDR	349,800	$2,191,358
Turkey - 1.1%
Akbank T.A.S.	3,499,492	4,483,042
United Kingdom - 9.2%
British American Tobacco PLC	172,035	6,307,331
Compass Group PLC	261,905	5,784,171
Informa PLC	689,681	6,449,682
Reckitt Benckiser Group PLC	90,481	6,910,423
RELX PLC	387,124	8,886,719
TechnipFMC PLC	184,632	4,069,969
		38,408,295
United States - 5.0%
Broadcom, Inc.	41,260	11,361,354
Philip Morris International, Inc.	108,175	9,404,735
		20,766,089
TOTAL COMMON STOCKS (Cost $287,599,657)		$392,765,092
SHORT-TERM INVESTMENTS - 5.5%
Money market funds - 5.5%
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class, 2.2514% (B)	23,032,342	23,032,342
TOTAL SHORT-TERM INVESTMENTS (Cost $23,032,342)		$23,032,342
Total Investments (International Growth Stock Fund) (Cost $310,631,999) - 100.0%		$415,797,434
Other assets and liabilities, net - (0.0%)		(8,359)
TOTAL NET ASSETS - 100.0%		$415,789,075
Security Abbreviations and Legend
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 2-28-19.
International Small Cap Fund
	Shares or Principal Amount	Value
COMMON STOCKS - 91.9%
Belgium - 2.6%
Barco NV	43,818	$6,685,969
Ontex Group NV	181,059	3,807,505
		10,493,474
Brazil - 2.9%
Camil Alimentos SA	2,595,400	4,968,099
Grendene SA	1,255,200	2,897,271
M Dias Branco SA	311,400	3,894,832
		11,760,202
Canada - 7.0%
Badger Daylighting, Ltd. (A)	140,100	4,070,081
Canaccord Genuity Group, Inc.	858,406	4,220,439
Canada Goose Holdings, Inc. (A)(B)	46,000	2,620,282
Canadian Western Bank	210,020	4,891,609
Gran Tierra Energy, Inc. (B)	933,300	2,106,388
Mullen Group, Ltd. (A)	307,870	2,943,124
Russel Metals, Inc.	93,300	1,701,584
ShawCor, Ltd.	174,500	2,742,247
The North West Company, Inc.	120,900	2,952,792
		28,248,546
China - 6.1%
China ZhengTong Auto Services Holdings, Ltd.	4,498,000	2,741,193
International Small Cap Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Goodbaby International Holdings, Ltd. (A)	10,479,000	$3,778,440
Greatview Aseptic Packaging Company, Ltd.	5,188,800	3,230,735
Hollysys Automation Technologies, Ltd.	232,086	5,136,063
Shanghai Haohai Biological Technology Company, Ltd., H Shares (C)	527,200	3,225,404
Xtep International Holdings, Ltd.	9,918,000	6,506,438
		24,618,273
Denmark - 1.7%
Matas A/S	126,348	1,337,162
Nilfisk Holding A/S (B)	124,644	5,291,449
		6,628,611
Finland - 4.4%
Amer Sports OYJ (B)	217,348	9,854,265
Huhtamaki OYJ	184,727	6,686,867
Outotec OYJ (B)	255,485	957,763
		17,498,895
France - 1.2%
Maisons du Monde SA (C)	94,056	2,457,786
Nexans SA	67,696	2,181,252
		4,639,038
Germany - 4.2%
Gerresheimer AG	81,459	6,249,367
Jenoptik AG	148,954	5,425,139
zooplus AG (B)	37,888	5,000,845
		16,675,351
Hong Kong - 4.0%
Johnson Electric Holdings, Ltd.	139,400	340,327
PAX Global Technology, Ltd.	6,190,000	2,892,488
Techtronic Industries Company, Ltd.	1,273,200	8,505,298
Value Partners Group, Ltd. (A)	5,210,000	4,235,705
		15,973,818
India - 0.8%
DCB Bank, Ltd.	851,017	2,176,105
Welspun India, Ltd.	1,395,112	1,007,290
		3,183,395
Italy - 4.1%
Interpump Group SpA	201,435	6,525,147
Technogym SpA (C)	637,658	8,161,005
Tod's SpA (A)	37,103	1,823,637
		16,509,789
Japan - 19.3%
Anicom Holdings, Inc.	148,600	3,895,869
Asahi Company, Ltd.	148,700	2,020,721
Asics Corp.	378,900	5,064,213
Bunka Shutter Company, Ltd.	415,400	3,103,601
Daibiru Corp.	356,700	3,473,765
Descente, Ltd. (A)	158,660	3,471,215
Dowa Holdings Company, Ltd.	130,000	4,249,286
Fuji Oil Holdings, Inc.	208,500	6,987,496
Idec Corp.	205,400	3,742,627
IDOM, Inc. (A)	909,400	3,072,340
Kobayashi Pharmaceutical Company, Ltd.	54,700	4,424,351
Meitec Corp.	134,611	6,170,509
Morita Holdings Corp.	205,600	3,368,522
N Field Company, Ltd. (A)	234,100	1,795,064
Nihon Parkerizing Company, Ltd.	228,900	3,032,237
Square Enix Holdings Company, Ltd.	77,700	2,289,316
Tadano, Ltd.	300,800	3,145,761
TechnoPro Holdings, Inc.	78,100	4,238,253
Tsumura & Company	223,500	7,066,197

The accompanying notes are an integral part of the financial statements.	18

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

International Small Cap Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Zojirushi Corp. (A)	259,700	$2,776,158
		77,387,501
Luxembourg - 2.0%
Grand City Properties SA	209,256	4,921,060
Stabilus SA	53,822	3,112,489
		8,033,549
Netherlands - 5.3%
Aalberts Industries NV	51,272	1,892,773
Accell Group NV	134,139	2,939,977
Arcadis NV (A)	333,955	5,607,696
Intertrust NV (C)	319,048	6,023,531
PostNL NV	1,793,778	4,822,654
		21,286,631
Norway - 0.3%
XXL ASA (C)	351,193	1,346,528
Poland - 0.7%
CCC SA	59,411	2,879,903
Singapore - 0.2%
Sakari Resources, Ltd. (B)(D)	1,380,000	622,633
South Korea - 2.0%
BNK Financial Group, Inc.	474,058	2,985,913
DGB Financial Group, Inc.	675,987	5,092,083
		8,077,996
Spain - 1.6%
Construcciones y Auxiliar de Ferrocarriles SA	131,559	6,251,555
Sweden - 5.2%
Cloetta AB, B Shares	880,066	2,252,299
Dometic Group AB (C)	432,393	3,604,738
Duni AB	159,685	1,679,783
Granges AB	386,148	4,038,668
Tethys Oil AB	238,669	1,956,393
Thule Group AB (C)	338,430	7,515,094
		21,046,975
Switzerland - 3.6%
Bucher Industries AG	18,611	5,757,540
Logitech International SA (A)	81,740	3,070,972
Luxoft Holding, Inc. (B)	65,200	3,800,508
Tecan Group AG	7,952	1,802,484
		14,431,504
Taiwan - 6.0%
Chicony Electronics Company, Ltd.	1,789,611	3,947,012
Giant Manufacturing Company, Ltd.	967,746	5,312,505
King Yuan Electronics Company, Ltd.	7,139,000	5,823,438
Merida Industry Company, Ltd.	641,000	3,337,920
Tripod Technology Corp.	1,882,000	5,765,079
		24,185,954
United Kingdom - 6.7%
Bellway PLC	44,769	1,798,638
Bovis Homes Group PLC	126,095	1,807,908
Card Factory PLC	851,439	2,202,162
De La Rue PLC	337,440	1,894,557
Greggs PLC	277,384	6,591,064
Man Group PLC	3,226,175	5,895,224
Oxford Instruments PLC	261,286	3,489,788
SIG PLC	1,967,317	3,259,274
		26,938,615
TOTAL COMMON STOCKS (Cost $289,633,480)		$368,718,736
International Small Cap Fund (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES - 0.7%
Brazil - 0.7%
Alpargatas SA	552,300	$2,820,205
TOTAL PREFERRED SECURITIES (Cost $1,326,671)		$2,820,205
EXCHANGE-TRADED FUNDS - 6.0%
iShares MSCI EAFE Small-Cap ETF	419,100	23,951,565
TOTAL EXCHANGE-TRADED FUNDS (Cost $23,757,916)		$23,951,565
SECURITIES LENDING COLLATERAL - 7.3%
John Hancock Collateral Trust, 2.5250% (E)(F)	2,913,848	29,159,172
TOTAL SECURITIES LENDING COLLATERAL (Cost $29,149,242)		$29,159,172
Total Investments (International Small Cap Fund) (Cost $343,867,309) - 105.9%		$424,649,678
Other assets and liabilities, net - (5.9%)		(23,495,169)
TOTAL NET ASSETS - 100.0%		$401,154,509
Security Abbreviations and Legend
(A)	All or a portion of this security is on loan as of 2-28-19.
(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 2-28-19.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
International Strategic Equity Allocation Fund
	Shares or Principal Amount	Value
COMMON STOCKS - 94.2%
Australia - 6.3%
AGL Energy, Ltd.	73,649	$1,109,154
Alumina, Ltd.	274,403	495,344
Amcor, Ltd.	129,368	1,380,475
AMP, Ltd.	328,663	549,992
APA Group	131,967	937,366
Aristocrat Leisure, Ltd.	64,461	1,126,001
ASX, Ltd.	21,647	1,072,400
Aurizon Holdings, Ltd.	222,481	713,805
AusNet Services	197,481	243,364
Australia & New Zealand Banking Group, Ltd.	322,224	6,401,535
Bank of Queensland, Ltd.	43,774	280,056
Bendigo & Adelaide Bank, Ltd.	53,665	375,309
BHP Group PLC	190,820	4,426,301
BHP Group, Ltd.	330,173	8,720,339
BlueScope Steel, Ltd.	61,292	582,648
Boral, Ltd.	131,913	465,506
Brambles, Ltd.	178,120	1,486,918
Caltex Australia, Ltd.	29,079	589,650
Challenger, Ltd.	61,937	353,204
CIMIC Group, Ltd.	10,932	389,169
Coca-Cola Amatil, Ltd.	56,659	320,382
Cochlear, Ltd.	6,455	781,052
Coles Group, Ltd. (A)	127,057	1,022,804
Commonwealth Bank of Australia	197,219	10,347,136
Computershare, Ltd.	51,539	630,480
Crown Resorts, Ltd.	42,303	344,289
CSL, Ltd.	50,700	6,948,578

The accompanying notes are an integral part of the financial statements.	19

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Dexus	113,745	$970,922
Domino's Pizza Enterprises, Ltd.	6,672	195,737
Flight Centre Travel Group, Ltd.	6,250	203,033
Fortescue Metals Group, Ltd.	174,526	746,345
Goodman Group	182,571	1,660,604
Harvey Norman Holdings, Ltd.	66,281	169,422
Incitec Pivot, Ltd.	183,721	439,202
Insurance Australia Group, Ltd.	264,269	1,378,558
Lendlease Group	64,726	591,600
Macquarie Group, Ltd.	36,276	3,312,170
Medibank Pvt., Ltd.	318,123	641,203
Mirvac Group	415,633	759,595
MMG, Ltd. (A)	220,000	104,133
National Australia Bank, Ltd.	306,550	5,472,243
Newcrest Mining, Ltd.	85,599	1,472,095
Oil Search, Ltd.	152,792	906,323
Orica, Ltd.	42,393	531,081
Origin Energy, Ltd. (A)	197,171	1,030,675
QBE Insurance Group, Ltd.	153,592	1,348,359
Ramsay Health Care, Ltd.	15,806	726,734
REA Group, Ltd.	5,827	338,056
Santos, Ltd.	197,834	970,967
Scentre Group	596,820	1,641,509
SEEK, Ltd.	37,266	487,098
Sonic Healthcare, Ltd.	48,486	830,590
South32, Ltd.	574,097	1,604,836
Stockland	274,108	681,722
Suncorp Group, Ltd.	148,865	1,431,775
Sydney Airport	123,215	629,592
Tabcorp Holdings, Ltd.	214,454	718,883
Telstra Corp., Ltd.	467,494	1,038,641
The GPT Group	201,462	836,647
TPG Telecom, Ltd.	41,544	196,197
Transurban Group	292,745	2,590,108
Treasury Wine Estates, Ltd.	80,573	855,905
Vicinity Centres	368,039	643,081
Washington H Soul Pattinson & Company, Ltd.	11,895	248,460
Wesfarmers, Ltd.	127,096	2,996,200
Westpac Banking Corp.	385,106	7,371,387
Woodside Petroleum, Ltd.	104,743	2,684,197
Woolworths Group, Ltd.	147,027	2,994,349
WorleyParsons, Ltd.	35,809	377,775
		106,921,266
Austria - 0.2%
ANDRITZ AG	6,525	325,696
Erste Group Bank AG (A)	27,383	1,032,680
OMV AG	13,484	709,870
Raiffeisen Bank International AG	13,652	347,851
Verbund AG	6,086	292,589
voestalpine AG	10,683	330,258
		3,038,944
Belgium - 0.8%
Ageas	18,787	925,879
Anheuser-Busch InBev SA	75,146	5,870,258
Colruyt SA	5,722	408,121
Groupe Bruxelles Lambert SA	7,986	767,778
KBC Group NV	24,587	1,819,812
Proximus SADP	14,874	392,588
Solvay SA	7,336	820,717
Telenet Group Holding NV	5,169	232,981
UCB SA (B)	12,464	1,044,243
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Belgium (continued)
Umicore SA	20,640	$891,096
		13,173,473
Brazil - 1.3%
Ambev SA	426,000	1,954,123
Atacadao Distribuicao Comercio e Industria, Ltd.	36,400	189,164
B2W Cia Digital (A)	16,700	214,966
B3 SA - Brasil Bolsa Balcao	185,720	1,621,277
Banco Bradesco SA	91,706	940,706
Banco do Brasil SA	77,600	1,045,368
Banco Santander Brasil SA	36,500	436,700
BB Seguridade Participacoes SA	66,300	481,874
BR Malls Participacoes SA	74,235	264,634
BRF SA (A)	47,400	259,579
CCR SA	108,000	409,153
Centrais Eletricas Brasileiras SA (A)	20,600	202,811
Cia de Saneamento Basico do Estado de Sao Paulo	30,600	320,570
Cia Siderurgica Nacional SA (A)	57,600	200,580
Cielo SA	109,960	318,216
Cosan SA	15,100	175,677
Embraer SA	59,600	302,748
Engie Brasil Energia SA	18,625	204,093
Equatorial Energia SA	14,900	325,796
Hypera SA	31,400	224,874
IRB Brasil Resseguros SA	10,200	241,684
JBS SA	85,300	304,988
Klabin SA	63,100	303,056
Kroton Educacional SA	124,900	364,776
Localiza Rent a Car SA	51,015	469,249
Lojas Renner SA	64,890	747,691
M Dias Branco SA	8,600	107,564
Magazine Luiza SA	6,800	314,026
Multiplan Empreendimentos Imobiliarios SA	25,700	172,216
Natura Cosmeticos SA	17,600	226,692
Petrobras Distribuidora SA	31,600	205,695
Petroleo Brasileiro SA	268,000	2,130,501
Porto Seguro SA	9,800	146,211
Raia Drogasil SA	20,600	358,731
Rumo SA (A)	96,700	500,987
Sul America SA	19,996	161,836
Suzano Papel e Celulose SA	49,727	630,965
TIM Participacoes SA	77,200	242,936
Ultrapar Participacoes SA	32,000	455,019
Vale SA	286,170	3,588,410
WEG SA	74,320	364,462
		22,130,604
Canada - 6.8%
Agnico Eagle Mines, Ltd.	19,441	826,865
Alimentation Couche-Tard, Inc., Class B	36,731	2,070,245
AltaGas, Ltd. (B)	23,583	316,841
ARC Resources, Ltd. (B)	29,736	224,610
Atco, Ltd., Class I	7,320	246,364
Aurora Cannabis, Inc. (A)(B)	56,159	423,342
Bank of Montreal	53,994	4,210,543
Barrick Gold Corp.	146,106	1,843,048
BCE, Inc.	13,625	605,901
BlackBerry, Ltd. (A)(B)	43,111	374,779
Bombardier, Inc., Class B (A)	176,904	376,406
Brookfield Asset Management, Inc., Class A	71,119	3,212,366
CAE, Inc.	23,594	497,537

The accompanying notes are an integral part of the financial statements.	20

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Cameco Corp.	33,577	$389,620
Canadian Imperial Bank of Commerce (B)	37,564	3,186,496
Canadian National Railway Company	61,490	5,276,379
Canadian Natural Resources, Ltd.	102,238	2,904,105
Canadian Pacific Railway, Ltd.	12,010	2,481,674
Canadian Tire Corp., Ltd., Class A (B)	5,205	574,312
Canadian Utilities, Ltd., Class A	11,664	310,136
Canopy Growth Corp. (A)(B)	16,991	805,425
CCL Industries, Inc., Class B	12,858	525,283
Cenovus Energy, Inc.	87,327	800,307
CGI, Inc. (A)	21,550	1,444,855
CI Financial Corp.	24,691	348,989
Constellation Software, Inc. (B)	1,710	1,460,221
Dollarama, Inc.	25,971	702,980
ECN Capital Corp.	900	2,777
Emera, Inc.	5,424	192,980
Empire Company, Ltd., Class A (B)	14,772	343,159
Enbridge, Inc.	168,727	6,241,598
Encana Corp.	126,563	929,062
Fairfax Financial Holdings, Ltd.	2,454	1,214,981
Finning International, Inc.	15,361	286,337
First Capital Realty, Inc.	17,390	283,061
First Quantum Minerals, Ltd.	57,644	661,004
Fortis, Inc.	36,617	1,320,321
Franco-Nevada Corp.	15,733	1,185,280
George Weston, Ltd. (B)	6,825	486,481
Gildan Activewear, Inc.	17,583	628,790
Goldcorp, Inc.	72,585	766,694
Great-West Lifeco, Inc.	29,247	672,529
H&R Real Estate Investment Trust	13,741	237,135
Husky Energy, Inc.	30,600	340,194
Hydro One, Ltd. (C)	29,890	469,036
iA Financial Corp., Inc.	10,629	407,810
IGM Financial, Inc.	8,778	229,331
Imperial Oil, Ltd. (B)	24,579	665,489
Intact Financial Corp.	12,555	1,049,470
Inter Pipeline, Ltd.	33,502	538,700
Keyera Corp.	17,956	440,867
Kinross Gold Corp. (A)	106,237	354,406
Linamar Corp.	319	12,545
Loblaw Companies, Ltd.	16,256	809,619
Lundin Mining Corp.	56,997	289,327
Magna International, Inc.	27,496	1,450,908
Methanex Corp.	5,410	304,509
Metro, Inc.	21,050	791,165
National Bank of Canada (B)	29,145	1,375,138
Nutrien, Ltd. (B)	51,677	2,812,891
Onex Corp.	7,568	455,190
Open Text Corp.	23,030	872,933
Pembina Pipeline Corp.	42,676	1,561,819
Power Corp. of Canada	33,458	714,188
Power Financial Corp.	25,548	570,192
PrairieSky Royalty, Ltd. (B)	17,909	260,888
Restaurant Brands International, Inc.	20,191	1,276,868
RioCan Real Estate Investment Trust	14,710	281,021
Rogers Communications, Inc., Class B	30,849	1,704,495
Royal Bank of Canada (B)	120,571	9,423,403
Saputo, Inc.	20,447	666,417
Seven Generations Energy, Ltd., Class A (A)	24,257	177,326
Shaw Communications, Inc., Class B	39,490	814,437
Shopify, Inc., Class A (A)	7,478	1,416,555
SmartCentres Real Estate Investment Trust	7,360	188,817
SNC-Lavalin Group, Inc.	15,490	427,875
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Sun Life Financial, Inc. (B)	53,127	$2,011,313
Suncor Energy, Inc.	136,183	4,694,146
Teck Resources, Ltd., Class B	43,351	971,481
TELUS Corp. (B)	17,790	646,196
The Bank of Nova Scotia	103,530	5,754,158
The Stars Group, Inc. (A)	15,088	251,553
The Toronto-Dominion Bank	152,953	8,770,723
Thomson Reuters Corp.	17,700	962,508
Tourmaline Oil Corp.	22,000	333,858
TransCanada Corp.	76,068	3,401,802
Turquoise Hill Resources, Ltd. (A)(B)	87,292	150,578
Vermilion Energy, Inc. (B)	12,349	315,869
West Fraser Timber Company, Ltd.	4,846	238,516
Wheaton Precious Metals Corp. (B)	37,111	807,110
WSP Global, Inc.	9,042	478,846
		114,834,304
Chile - 0.4%
Aguas Andinas SA, Class A	317,169	185,824
Antofagasta PLC	35,839	444,072
Banco de Chile	3,065,815	486,725
Banco de Credito e Inversiones SA	5,767	394,222
Banco Santander Chile	8,009,814	638,626
Cencosud SA	177,676	330,792
Cia Cervecerias Unidas SA	18,016	254,786
Colbun SA	979,310	226,248
Empresa Nacional de Telecomunicaciones SA	18,308	192,616
Empresas CMPC SA	156,841	588,255
Empresas COPEC SA	47,675	647,277
Enel Americas SA	3,544,318	615,964
Enel Chile SA	3,508,814	368,051
Itau CorpBanca	18,003,284	170,543
Latam Airlines Group SA	38,272	444,815
SACI Falabella	89,451	695,828
		6,684,644
China - 7.8%
3SBio, Inc. (C)	117,100	193,676
51job, Inc., ADR (A)	2,300	166,198
58.com, Inc., ADR (A)	8,600	627,026
AAC Technologies Holdings, Inc.	67,600	399,510
Agile Group Holdings, Ltd.	143,900	179,819
Agricultural Bank of China, Ltd., H Shares	2,691,200	1,289,229
Air China, Ltd., H Shares	165,300	178,339
Alibaba Group Holding, Ltd., ADR (A)	119,300	21,835,479
Aluminum Corp. of China, Ltd., H Shares (A)	342,600	140,135
Angang Steel Company, Ltd., H Shares	94,000	69,890
Anhui Conch Cement Company, Ltd., H Shares	113,100	646,513
ANTA Sports Products, Ltd.	98,500	577,464
Autohome, Inc., ADR (A)(B)	5,400	507,870
AviChina Industry & Technology Company, Ltd., H Shares	181,000	128,411
BAIC Motor Corp., Ltd., H Shares (C)	163,500	103,927
Baidu, Inc., ADR (A)	25,600	4,161,024
Bank of China, Ltd., H Shares	7,313,600	3,411,592
Bank of Communications Company, Ltd., H Shares	796,900	669,106
Baozun, Inc., ADR (A)(B)	3,400	127,330
BBMG Corp., H Shares (B)	224,000	82,224
BeiGene, Ltd., ADR (A)	4,000	548,200
Beijing Capital International Airport Company, Ltd., H Shares	162,900	162,856

The accompanying notes are an integral part of the financial statements.	21

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
BYD Company, Ltd., H Shares (B)	58,500	$374,249
BYD Electronic International Company, Ltd.	62,400	79,766
CAR, Inc. (A)	76,000	66,809
CGN Power Company, Ltd., H Shares (C)	962,900	253,792
China Cinda Asset Management Company, Ltd., H Shares	816,200	236,979
China CITIC Bank Corp., Ltd., H Shares	810,000	526,012
China Coal Energy Company, Ltd., H Shares	190,000	82,502
China Communications Construction Company, Ltd., H Shares	402,500	434,002
China Communications Services Corp., Ltd., H Shares	217,200	218,508
China Conch Venture Holdings, Ltd.	149,300	498,585
China Construction Bank Corp., H Shares	8,852,500	7,881,114
China Eastern Airlines Corp., Ltd., H Shares	130,000	82,882
China Everbright Bank Company, Ltd., H Shares	239,000	114,522
China Evergrande Group (B)	239,900	740,167
China Galaxy Securities Company, Ltd., H Shares	323,000	219,685
China Hongqiao Group, Ltd.	205,000	137,112
China Huarong Asset Management Company, Ltd., H Shares (C)	928,600	212,916
China Huishan Dairy Holdings Company, Ltd. (A)(D)	175,000	0
China International Capital Corp., Ltd., H Shares (B)(C)	94,800	220,137
China Life Insurance Company, Ltd., H Shares	690,200	1,906,252
China Literature, Ltd. (A)(B)(C)	17,200	82,086
China Longyuan Power Group Corp., Ltd., H Shares	290,700	217,030
China Medical System Holdings, Ltd.	128,300	135,100
China Merchants Bank Company, Ltd., H Shares	359,200	1,648,383
China Minsheng Banking Corp., Ltd., H Shares	567,520	438,089
China Molybdenum Company, Ltd., H Shares	342,100	163,887
China National Building Material Company, Ltd., H Shares	355,700	283,630
China Oilfield Services, Ltd., H Shares	165,700	163,772
China Oriental Group Company, Ltd.	102,000	68,409
China Pacific Insurance Group Company, Ltd., H Shares	245,200	922,565
China Petroleum & Chemical Corp., H Shares	2,347,300	2,023,412
China Railway Construction Corp., Ltd., H Shares	179,500	258,718
China Railway Group, Ltd., H Shares	346,600	343,374
China Railway Signal & Communication Corp., Ltd., H Shares (C)	132,000	109,332
China Reinsurance Group Corp., H Shares	551,000	127,071
China Resources Pharmaceutical Group, Ltd. (C)	143,100	191,693
China Shenhua Energy Company, Ltd., H Shares	311,500	767,568
China Southern Airlines Company, Ltd., H Shares	168,800	137,623
China Telecom Corp., Ltd., H Shares	1,273,100	689,063
China Tower Corp., Ltd., H Shares (A)(C)	3,638,000	861,867
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Vanke Company, Ltd., H Shares	114,800	$435,361
China Zhongwang Holdings, Ltd.	154,800	81,981
Chongqing Rural Commercial Bank Company, Ltd., H Shares	233,700	146,212
CIFI Holdings Group Company, Ltd.	322,000	209,778
CITIC Securities Company, Ltd., H Shares	209,700	507,855
CNOOC, Ltd.	1,641,500	2,850,959
COSCO SHIPPING Development Company, Ltd., H Shares (A)	30,100	3,986
COSCO SHIPPING Energy Transportation Company, Ltd., H Shares	120,000	70,582
COSCO SHIPPING Holdings Company, Ltd., H Shares (A)	243,500	105,993
Country Garden Holdings Company, Ltd.	699,300	919,921
Country Garden Services Holdings Company, Ltd. (A)	110,000	180,699
CRRC Corp., Ltd., H Shares	378,500	397,214
CSPC Pharmaceutical Group, Ltd.	432,300	738,076
Ctrip.com International, Ltd., ADR (A)	37,600	1,283,288
Dali Foods Group Company, Ltd. (C)	178,500	121,428
Datang International Power Generation Company, Ltd., H Shares	292,000	81,117
Dongfeng Motor Group Company, Ltd., H Shares	249,300	265,368
ENN Energy Holdings, Ltd.	72,300	746,111
Fosun International, Ltd.	237,500	391,104
Future Land Development Holdings, Ltd.	168,000	144,502
Fuyao Glass Industry Group Company, Ltd., H Shares (C)	44,900	160,466
GDS Holdings, Ltd., ADR (A)(B)	5,400	179,658
Geely Automobile Holdings, Ltd.	454,300	853,288
Genscript Biotech Corp. (A)	84,000	157,016
GF Securities Company, Ltd., H Shares	132,800	223,836
GOME Retail Holdings, Ltd. (A)(B)	1,049,200	94,844
Great Wall Motor Company, Ltd., H Shares (B)	284,900	208,733
Greentown China Holdings, Ltd.	84,500	71,834
Greentown Service Group Company, Ltd.	82,000	74,703
Guangzhou Automobile Group Company, Ltd., H Shares	271,080	333,057
Guangzhou R&F Properties Company, Ltd., H Shares	89,200	166,782
Guotai Junan Securities Company, Ltd., H Shares (C)	55,800	124,100
Haitian International Holdings, Ltd.	61,400	134,260
Haitong Securities Company, Ltd., H Shares	297,700	394,780
Hengan International Group Company, Ltd. (B)	66,600	538,245
HengTen Networks Group, Ltd. (A)	2,144,000	76,498
Hua Hong Semiconductor, Ltd. (C)	44,000	102,816
Huadian Power International Corp., Ltd., H Shares	162,000	70,993
Huaneng Power International, Inc., H Shares	377,700	232,649
Huaneng Renewables Corp., Ltd., H Shares	463,700	141,194
Huatai Securities Company, Ltd., H Shares (C)	150,100	303,904
Huazhu Group, Ltd., ADR	12,100	424,347
Industrial & Commercial Bank of China, Ltd., H Shares	6,390,800	4,929,184
Inner Mongolia Yitai Coal Company, Ltd., Class B	96,900	119,644

The accompanying notes are an integral part of the financial statements.	22

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
JD.com, Inc., ADR (A)	67,300	$1,864,883
Jiangsu Expressway Company, Ltd., H Shares	110,900	152,825
Jiangxi Copper Company, Ltd., H Shares	115,400	157,543
Kaisa Group Holdings, Ltd. (A)	207,000	73,778
Kingdee International Software Group Company, Ltd.	211,000	228,590
Kingsoft Corp., Ltd.	78,200	151,955
KWG Group Holdings, Ltd. (A)	117,500	110,503
Legend Holdings Corp., H Shares (C)	37,000	102,901
Lenovo Group, Ltd.	660,000	594,067
Logan Property Holdings Company, Ltd.	126,000	179,065
Longfor Group Holdings, Ltd.	135,900	402,858
Luye Pharma Group, Ltd. (C)	110,500	82,549
Maanshan Iron & Steel Company, Ltd., H Shares	162,000	77,150
Meitu, Inc. (A)(B)(C)	168,200	68,767
Metallurgical Corp. of China, Ltd., H Shares	275,000	80,650
Minth Group, Ltd.	92,600	366,755
Momo, Inc., ADR (A)	13,300	441,161
NetEase, Inc., ADR	7,100	1,584,862
New China Life Insurance Company, Ltd., H Shares	76,900	372,118
New Oriental Education & Technology Group, Inc., ADR (A)	13,100	1,074,986
Noah Holdings, Ltd., ADR (A)(B)	2,700	155,925
PetroChina Company, Ltd., H Shares	1,942,700	1,284,943
PICC Property & Casualty Company, Ltd., H Shares	640,950	767,149
Ping An Insurance Group Company of China, Ltd., H Shares	481,300	5,087,993
Postal Savings Bank of China Company, Ltd., H Shares (C)	258,000	154,443
Semiconductor Manufacturing International Corp. (A)(B)	277,800	281,224
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	188,000	163,441
Shanghai Electric Group Company, Ltd., H Shares	216,000	80,106
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	50,600	179,479
Shanghai Lujiazui Finance & Trade Zone Development Company, Ltd., B Shares	83,300	117,693
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	77,900	175,058
Shenzhou International Group Holdings, Ltd.	69,100	863,636
Shui On Land, Ltd.	341,000	85,166
Sihuan Pharmaceutical Holdings Group, Ltd.	367,400	76,753
SINA Corp. (A)	5,900	397,483
Sino-Ocean Group Holding, Ltd.	265,500	124,156
Sinopec Engineering Group Company, Ltd., H Shares	120,000	109,085
Sinopec Shanghai Petrochemical Company, Ltd., H Shares	307,700	156,002
Sinopharm Group Company, Ltd., H Shares	109,500	487,736
Sinotrans, Ltd., H Shares	189,000	88,844
Sinotruk Hong Kong, Ltd.	67,500	122,819
SOHO China, Ltd. (A)	197,200	84,226
Sunac China Holdings, Ltd.	223,300	932,604
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Sunny Optical Technology Group Company, Ltd.	65,700	$778,292
TAL Education Group, ADR (A)	32,700	1,164,120
Tencent Holdings, Ltd.	525,900	22,520,748
The People's Insurance Company Group of China, Ltd., H Shares	710,200	321,842
Tingyi Cayman Islands Holding Corp.	180,700	251,079
Tong Ren Tang Technologies Company, Ltd., H Shares	56,000	73,380
TravelSky Technology, Ltd., H Shares	85,500	247,917
Tsingtao Brewery Company, Ltd., H Shares	35,000	148,492
Uni-President China Holdings, Ltd.	118,000	104,950
Vipshop Holdings, Ltd., ADR (A)	40,100	287,918
Want Want China Holdings, Ltd.	456,500	367,977
Weibo Corp., ADR (A)(B)	4,980	359,805
Weichai Power Company, Ltd., H Shares	177,000	246,426
Wuxi Biologics Cayman, Inc. (A)(B)(C)	45,000	427,386
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares	62,200	71,293
Xinyi Solar Holdings, Ltd.	268,000	131,862
Yangzijiang Shipbuilding Holdings, Ltd.	206,000	217,337
Yanzhou Coal Mining Company, Ltd., H Shares	170,700	169,361
Yihai International Holding, Ltd.	45,000	141,980
Yum China Holdings, Inc.	33,484	1,396,952
Yuzhou Properties Company, Ltd.	161,000	78,593
YY, Inc., ADR (A)	4,500	317,250
Zhaojin Mining Industry Company, Ltd., H Shares	88,000	93,812
Zhejiang Expressway Company, Ltd., H Shares	137,800	143,812
ZhongAn Online P&C Insurance Company, Ltd., H Shares (A)(C)	22,200	83,381
Zhongsheng Group Holdings, Ltd.	52,000	120,897
Zhuzhou CRRC Times Electric Company, Ltd., H Shares	50,000	280,678
Zijin Mining Group Company, Ltd., H Shares	511,200	218,715
ZTE Corp., H Shares (A)	69,300	206,755
		131,039,787
Colombia - 0.1%
Bancolombia SA	21,886	255,544
Cementos Argos SA	43,348	114,366
Ecopetrol SA	452,303	457,954
Grupo Argos SA	26,822	155,979
Grupo de Inversiones Suramericana SA	21,285	241,757
Interconexion Electrica SA ESP	41,747	189,396
		1,414,996
Czech Republic - 0.0%
CEZ AS	10,099	244,670
Komercni banka AS	4,970	208,602
Moneta Money Bank AS (C)	28,114	99,513
		552,785
Denmark - 1.3%
A.P. Moller - Maersk A/S, Series A	335	430,888
A.P. Moller - Maersk A/S, Series B	591	795,110
Carlsberg A/S, Class B	9,481	1,148,681
Chr. Hansen Holding A/S	8,853	901,098
Coloplast A/S, B Shares	10,542	1,051,332
Danske Bank A/S	64,035	1,273,729
DSV A/S	16,750	1,393,209
Genmab A/S (A)	5,528	954,051

The accompanying notes are an integral part of the financial statements.	23

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Denmark (continued)
H Lundbeck A/S	6,270	$286,243
ISS A/S	14,828	462,445
Novo Nordisk A/S, B Shares	162,442	7,963,824
Novozymes A/S, B Shares	19,601	890,072
Orsted A/S (C)	16,782	1,218,105
Pandora A/S	9,904	519,598
Tryg A/S (B)	11,299	307,975
Vestas Wind Systems A/S	17,407	1,450,247
William Demant Holding A/S (A)(B)	9,001	270,178
		21,316,785
Finland - 0.8%
Elisa OYJ	11,643	488,393
Fortum OYJ	36,898	819,350
Kone OYJ, B Shares	28,144	1,375,075
Metso OYJ	8,995	304,757
Neste OYJ	10,604	1,019,597
Nokia OYJ	467,462	2,826,876
Nokian Renkaat OYJ	9,518	336,848
Nordea Bank ABP	269,695	2,443,348
Orion OYJ, Class B	8,564	305,748
Sampo OYJ, A Shares	37,664	1,812,007
Stora Enso OYJ, R Shares	46,027	616,479
UPM-Kymmene OYJ	44,467	1,340,850
Wartsila OYJ ABP	36,882	598,767
		14,288,095
France - 6.3%
Accor SA	13,341	563,159
Aeroports de Paris	2,136	414,367
Air Liquide SA	30,594	3,813,526
Airbus SE	41,678	5,369,482
Alstom SA	10,833	470,728
Amundi SA (C)	4,472	298,462
Arkema SA	4,895	493,295
Atos SE	6,872	659,301
AXA SA	140,628	3,560,876
BioMerieux	3,005	247,629
BNP Paribas SA	80,620	4,127,013
Bollore SA	63,639	282,615
Bouygues SA	15,636	590,945
Bureau Veritas SA	18,335	437,907
Capgemini SE	11,419	1,364,892
Carrefour SA	42,374	867,024
Casino Guichard Perrachon SA (B)	3,989	210,869
Cie de Saint-Gobain	35,572	1,280,188
Cie Generale des Etablissements Michelin SCA	12,132	1,454,287
CNP Assurances	13,920	321,596
Covivio	3,207	324,683
Credit Agricole SA	82,550	1,056,523
Danone SA	44,058	3,327,670
Dassault Aviation SA	180	302,959
Dassault Systemes SE	9,286	1,357,601
Edenred	16,972	752,720
Eiffage SA	5,495	535,931
Electricite de France SA	43,028	624,695
Engie SA	130,628	1,968,014
EssilorLuxottica SA	20,589	2,491,775
Eurazeo SE	3,313	248,928
Eutelsat Communications SA	12,642	249,441
Faurecia SA	5,620	267,722
Gecina SA	3,185	471,648
Getlink SE	32,345	477,445
Hermes International (B)	2,256	1,428,656
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
ICADE	2,348	$199,905
Iliad SA	1,945	202,114
Imerys SA	2,635	149,776
Ingenico Group SA	4,373	293,074
Ipsen SA	2,626	363,080
JCDecaux SA	5,343	164,494
Kering SA	5,424	2,959,142
Klepierre SA	14,432	503,468
Legrand SA	19,124	1,261,221
L'Oreal SA	18,026	4,546,336
LVMH Moet Hennessy Louis Vuitton SE	19,888	6,825,338
Natixis SA	67,058	368,195
Orange SA	142,340	2,175,626
Pernod Ricard SA	15,152	2,607,783
Peugeot SA	42,359	1,077,017
Publicis Groupe SA	15,145	838,336
Remy Cointreau SA	1,620	211,012
Renault SA	13,893	952,029
Rexel SA	22,311	277,871
Safran SA	23,861	3,252,639
Sanofi	80,642	6,724,685
Sartorius Stedim Biotech	2,018	237,370
Schneider Electric SE	39,393	3,061,061
SCOR SE	11,888	534,847
SEB SA	1,650	283,827
Societe BIC SA	1,815	171,624
Societe Generale SA	55,070	1,691,750
Sodexo SA	6,423	705,472
Suez	26,900	343,915
Teleperformance	4,106	732,653
Thales SA	7,580	932,693
TOTAL SA (B)	171,499	9,761,506
Ubisoft Entertainment SA (A)	5,588	402,842
Unibail-Rodamco-Westfield (B)	9,615	1,548,054
Unibail-Rodamco-Westfield, Chess Depositary Interest (A)	4,354	34,806
Valeo SA (B)	17,141	538,978
Veolia Environnement SA	38,123	836,478
Vinci SA	36,306	3,465,071
Vivendi SA	74,468	2,174,636
Wendel SA	1,989	250,746
		106,376,042
Germany - 5.6%
1&1 Drillisch AG	4,491	177,844
adidas AG	15,943	3,870,137
Allianz SE	36,604	8,147,946
Axel Springer SE	4,027	229,921
BASF SE	77,884	5,928,310
Bayer AG	79,049	6,315,300
Bayerische Motoren Werke AG	28,016	2,368,205
Beiersdorf AG	8,475	785,994
Brenntag AG	13,070	648,925
Commerzbank AG (A)	85,223	702,430
Continental AG	9,323	1,526,968
Covestro AG (C)	16,364	931,722
Daimler AG	77,048	4,612,856
Delivery Hero SE (A)(C)	7,824	303,386
Deutsche Bank AG	166,712	1,545,163
Deutsche Boerse AG	16,302	2,058,263
Deutsche Lufthansa AG	20,124	513,800
Deutsche Post AG	83,761	2,597,860
Deutsche Telekom AG	281,915	4,647,161
Deutsche Wohnen SE	29,943	1,393,467

The accompanying notes are an integral part of the financial statements.	24

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
E.ON SE	186,158	$2,047,504
Evonik Industries AG	13,886	391,058
Fraport AG Frankfurt Airport Services Worldwide	3,498	281,076
Fresenius Medical Care AG & Company KGaA	18,328	1,432,877
Fresenius SE & Company KGaA	35,347	1,985,860
GEA Group AG	13,807	330,274
Hannover Rueck SE	5,327	793,763
HeidelbergCement AG	12,610	927,843
Henkel AG & Company KGaA	8,804	827,814
HOCHTIEF AG	1,788	283,429
HUGO BOSS AG	5,355	395,896
Infineon Technologies AG	96,085	2,111,679
Innogy SE (C)	11,588	535,555
KION Group AG	6,005	341,695
LANXESS AG	7,387	399,890
Merck KGaA	10,943	1,130,828
METRO AG	15,086	253,145
MTU Aero Engines AG	4,393	941,584
Muenchener Rueckversicherungs-Gesellschaft AG	12,831	3,021,875
OSRAM Licht AG	8,424	364,787
ProSiebenSat.1 Media SE	19,702	358,499
Puma SE	699	393,521
RWE AG	43,802	1,068,670
SAP SE	83,211	8,905,788
Siemens AG	64,829	7,082,133
Siemens Healthineers AG (C)	12,604	510,057
Symrise AG	10,381	914,880
Telefonica Deutschland Holding AG	61,641	202,119
thyssenkrupp AG	36,809	551,008
TUI AG	40,390	428,551
Uniper SE	16,926	492,903
United Internet AG	10,400	378,506
Volkswagen AG	2,764	488,797
Vonovia SE	41,455	2,006,482
Wirecard AG	9,929	1,358,056
Zalando SE (A)(C)	9,498	350,327
		93,594,387
Hong Kong - 5.1%
AIA Group, Ltd.	1,491,400	14,884,668
Alibaba Health Information Technology, Ltd. (A)	323,100	331,301
Alibaba Pictures Group, Ltd. (A)	1,275,600	235,858
ASM Pacific Technology, Ltd.	37,200	394,230
Beijing Enterprises Holdings, Ltd.	46,000	269,984
Beijing Enterprises Water Group, Ltd. (A)	518,500	310,423
BOC Hong Kong Holdings, Ltd.	456,500	1,906,922
Brilliance China Automotive Holdings, Ltd. (B)	279,500	273,946
China Agri-Industries Holdings, Ltd.	204,000	72,482
China Ding Yi Feng Holdings, Ltd. (A)	88,000	283,627
China Everbright International, Ltd.	310,200	303,259
China Everbright, Ltd.	85,100	171,931
China First Capital Group, Ltd. (A)	310,000	137,396
China Gas Holdings, Ltd. (B)	163,000	535,744
China Jinmao Holdings Group, Ltd.	478,900	232,398
China Mengniu Dairy Company, Ltd. (A)	252,900	781,000
China Merchants Port Holdings Company, Ltd.	122,300	256,973
China Mobile, Ltd.	565,400	5,972,023
China Overseas Land & Investment, Ltd.	353,500	1,302,343
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
China Power International Development, Ltd.	425,000	$107,117
China Resources Beer Holdings Company, Ltd.	133,200	496,437
China Resources Cement Holdings, Ltd.	224,000	238,977
China Resources Gas Group, Ltd.	81,100	352,392
China Resources Land, Ltd.	255,700	953,910
China Resources Power Holdings Company, Ltd.	175,100	331,657
China State Construction International Holdings, Ltd.	185,500	196,254
China Taiping Insurance Holdings Company, Ltd.	151,200	468,158
China Traditional Chinese Medicine Holdings Company, Ltd.	222,000	146,462
China Travel International Investment Hong Kong, Ltd.	218,000	64,721
China Unicom Hong Kong, Ltd.	563,300	665,525
CITIC, Ltd.	533,600	812,105
CK Asset Holdings, Ltd.	319,500	2,650,908
CK Hutchison Holdings, Ltd.	333,500	3,548,462
CK Infrastructure Holdings, Ltd.	81,500	679,164
CLP Holdings, Ltd.	202,000	2,393,526
COSCO SHIPPING Ports, Ltd.	151,700	161,188
Dairy Farm International Holdings, Ltd.	41,100	367,898
Far East Horizon, Ltd.	196,800	219,735
Fullshare Holdings, Ltd. (A)(B)	668,300	133,676
Galaxy Entertainment Group, Ltd.	293,000	2,077,856
Guangdong Investment, Ltd.	268,900	515,456
Haier Electronics Group Company, Ltd. (A)	116,700	348,021
Hang Lung Group, Ltd.	109,000	342,519
Hang Lung Properties, Ltd.	249,000	587,898
Hang Seng Bank, Ltd.	94,200	2,332,754
Henderson Land Development Company, Ltd.	163,310	923,365
HK Electric Investments & HK Electric Investments, Ltd.	317,000	330,392
HKT Trust & HKT, Ltd.	462,000	721,633
Hong Kong & China Gas Company, Ltd.	1,135,860	2,629,230
Hong Kong Exchanges & Clearing, Ltd.	146,100	5,035,950
Hongkong Land Holdings, Ltd.	144,200	1,034,282
Hutchison China MediTech, Ltd., ADR (A)	5,000	130,450
Hysan Development Company, Ltd.	77,000	406,616
Jardine Matheson Holdings, Ltd.	27,200	1,862,867
Jardine Strategic Holdings, Ltd.	27,300	1,075,373
Jiayuan International Group, Ltd.	104,000	50,579
Kerry Properties, Ltd.	80,500	336,313
Kingboard Holdings, Ltd.	64,200	225,131
Kingboard Laminates Holdings, Ltd.	96,000	117,486
Kunlun Energy Company, Ltd.	292,900	321,930
Lee & Man Paper Manufacturing, Ltd. (B)	143,500	132,089
Link REIT	260,500	2,946,562
Melco Resorts & Entertainment, Ltd., ADR	30,500	702,720
MTR Corp., Ltd.	188,000	1,080,254
New World Development Company, Ltd.	754,000	1,203,811
Nine Dragons Paper Holdings, Ltd.	150,900	156,381
NWS Holdings, Ltd.	191,000	462,778
PCCW, Ltd.	512,000	307,876
Power Assets Holdings, Ltd.	170,500	1,183,218
Shanghai Industrial Holdings, Ltd.	46,900	105,170
Shangri-La Asia, Ltd.	155,000	220,147
Shenzhen International Holdings, Ltd.	85,500	176,511
Shenzhen Investment, Ltd. (B)	296,000	110,444

The accompanying notes are an integral part of the financial statements.	25

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Shimao Property Holdings, Ltd.	107,400	$253,649
Sino Biopharmaceutical, Ltd.	640,900	556,163
Sino Land Company, Ltd.	407,000	757,716
SJM Holdings, Ltd.	245,000	275,953
Skyworth Digital Holdings, Ltd.	9,600	2,996
SSY Group, Ltd.	130,000	115,275
Sun Art Retail Group, Ltd.	217,700	221,106
Sun Hung Kai Properties, Ltd.	196,500	3,257,924
Swire Pacific, Ltd., Class A	61,000	725,686
Swire Properties, Ltd.	144,400	579,647
Techtronic Industries Company, Ltd.	169,500	1,132,303
The Bank of East Asia, Ltd.	154,800	538,935
The Wharf Holdings, Ltd.	150,000	469,230
Towngas China Company, Ltd. (A)	96,000	76,517
WH Group, Ltd. (C)	1,086,000	963,016
Wharf Real Estate Investment Company, Ltd.	150,000	1,053,182
Wheelock & Company, Ltd.	102,000	691,198
Yue Yuen Industrial Holdings, Ltd.	90,000	302,815
Yuexiu Property Company, Ltd.	634,000	146,123
		85,958,276
Hungary - 0.1%
MOL Hungarian Oil & Gas PLC	30,642	357,490
OTP Bank Nyrt	18,725	791,946
Richter Gedeon NYRT	11,561	223,606
		1,373,042
Indonesia - 0.5%
Adaro Energy Tbk PT	1,052,400	97,880
Astra International Tbk PT	1,532,600	776,756
Bank Central Asia Tbk PT	757,200	1,481,604
Bank Danamon Indonesia Tbk PT	205,400	124,496
Bank Mandiri Persero Tbk PT	1,422,400	719,698
Bank Negara Indonesia Persero Tbk PT	569,800	356,189
Bank Rakyat Indonesia Persero Tbk PT	4,207,900	1,150,326
Bank Tabungan Negara Persero Tbk PT	307,900	53,056
Bukit Asam Tbk PT	206,000	58,303
Bumi Serpong Damai Tbk PT (A)	566,500	54,403
Charoen Pokphand Indonesia Tbk PT	568,800	295,179
Gudang Garam Tbk PT	37,800	229,261
Hanjaya Mandala Sampoerna Tbk PT	740,900	199,745
Indah Kiat Pulp & Paper Corp. Tbk PT	219,700	171,897
Indocement Tunggal Prakarsa Tbk PT	145,300	198,412
Indofood CBP Sukses Makmur Tbk PT	166,900	121,312
Indofood Sukses Makmur Tbk PT	318,500	159,855
Jasa Marga Persero Tbk PT	153,900	57,052
Kalbe Farma Tbk PT	1,531,700	162,541
Pabrik Kertas Tjiwi Kimia Tbk PT	102,500	81,308
Pakuwon Jati Tbk PT	1,229,100	54,156
Perusahaan Gas Negara Persero Tbk PT	797,100	143,770
Semen Indonesia Persero Tbk PT	233,900	209,879
Surya Citra Media Tbk PT	425,100	52,813
Telekomunikasi Indonesia Persero Tbk PT	3,818,300	1,048,242
Tower Bersama Infrastructure Tbk PT	146,000	41,220
Unilever Indonesia Tbk PT	115,700	399,672
United Tractors Tbk PT	130,800	246,378
Waskita Karya Persero Tbk PT	78,100	10,393
		8,755,796
Ireland - 0.5%
AerCap Holdings NV (A)	15,400	695,156
AIB Group PLC	71,523	336,860
Bank of Ireland Group PLC	85,495	555,471
CRH PLC	74,000	2,345,392
DCC PLC	8,818	762,954
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Ireland (continued)
James Hardie Industries PLC	49,502	$618,657
Kerry Group PLC, Class A	14,068	1,447,096
Kingspan Group PLC	13,797	642,544
Paddy Power Betfair PLC	7,236	584,838
Ryanair Holdings PLC, ADR (A)	3,557	265,139
Smurfit Kappa Group PLC	19,851	562,381
		8,816,488
Isle of Man - 0.0%
GVC Holdings PLC	50,526	439,515
Israel - 0.3%
Azrieli Group, Ltd.	3,729	208,643
Bank Hapoalim BM	88,300	607,928
Bank Leumi Le-Israel BM	122,741	811,782
Bezeq The Israeli Telecommunication Corp., Ltd.	171,411	150,280
Check Point Software Technologies, Ltd. (A)	10,100	1,235,230
Israel Chemicals, Ltd.	59,717	334,191
Mizrahi Tefahot Bank, Ltd.	12,013	230,027
Nice, Ltd. (A)	4,984	587,858
Teva Pharmaceutical Industries, Ltd. (A)	9,796	165,264
Teva Pharmaceutical Industries, Ltd., ADR (A)	67,300	1,132,659
Wix.com, Ltd. (A)	3,500	382,375
		5,846,237
Italy - 0.9%
Assicurazioni Generali SpA	65,986	1,176,575
Atlantia SpA	27,077	658,307
Davide Campari-Milano SpA	31,133	296,816
Enel SpA	442,110	2,673,501
Eni SpA	137,757	2,375,738
Ferrari NV	6,693	861,138
Intesa Sanpaolo SpA	807,709	1,987,305
Leonardo SpA	22,081	222,414
Mediobanca Banca di Credito Finanziario SpA	33,108	331,376
Moncler SpA	9,724	372,862
Pirelli & C. SpA (A)(C)	21,376	143,443
Poste Italiane SpA (C)	30,970	279,210
Prysmian SpA	13,168	268,574
Recordati SpA	5,635	211,792
Snam SpA	119,644	590,599
Telecom Italia SpA (A)	618,113	376,245
Telecom Italia SpA	339,082	184,542
Terna Rete Elettrica Nazionale SpA	74,672	464,551
UniCredit SpA	110,207	1,496,714
		14,971,702
Japan - 12.2%
ABC-Mart, Inc. (B)	2,000	114,587
Acom Company, Ltd.	24,900	85,553
Aeon Company, Ltd. (B)	38,000	801,775
AEON Financial Service Company, Ltd.	7,000	137,878
Aeon Mall Company, Ltd. (B)	6,200	101,094
AGC, Inc.	11,700	406,835
Air Water, Inc.	9,300	149,060
Aisin Seiki Company, Ltd.	10,200	400,635
Ajinomoto Company, Inc.	28,500	431,736
Alfresa Holdings Corp.	11,700	339,345
Alps Alpine Company, Ltd.	13,400	264,127
Amada Holdings Company, Ltd.	21,500	226,356
ANA Holdings, Inc.	7,200	267,139
Aozora Bank, Ltd.	7,100	205,014

The accompanying notes are an integral part of the financial statements.	26

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Asahi Group Holdings, Ltd.	22,700	$982,714
Asahi Intecc Company, Ltd.	6,100	293,353
Asahi Kasei Corp.	79,400	868,169
Asics Corp.	10,000	133,656
Astellas Pharma, Inc.	118,000	1,829,545
Bandai Namco Holdings, Inc.	12,500	532,322
Benesse Holdings, Inc.	4,400	119,577
Bridgestone Corp.	38,100	1,509,199
Brother Industries, Ltd.	14,100	258,219
Calbee, Inc.	4,900	136,033
Canon, Inc.	62,800	1,803,785
Casio Computer Company, Ltd.	12,200	165,971
Central Japan Railway Company	9,000	2,019,626
Chubu Electric Power Company, Inc.	37,900	596,931
Chugai Pharmaceutical Company, Ltd.	14,000	952,947
Coca-Cola Bottlers Japan Holdings, Inc.	8,400	216,766
Concordia Financial Group, Ltd.	67,700	274,979
Credit Saison Company, Ltd.	10,000	145,542
CyberAgent, Inc.	6,300	196,038
Dai Nippon Printing Company, Ltd.	15,100	350,062
Daicel Corp.	16,400	172,802
Daifuku Company, Ltd.	6,400	315,453
Dai-ichi Life Holdings, Inc.	69,000	1,051,424
Daiichi Sankyo Company, Ltd.	35,500	1,330,020
Daikin Industries, Ltd.	15,600	1,698,163
Daito Trust Construction Company, Ltd.	4,500	623,638
Daiwa House Industry Company, Ltd.	35,600	1,102,535
Daiwa House REIT Investment Corp. (B)	105	234,083
Daiwa Securities Group, Inc.	101,200	513,849
DeNA Company, Ltd.	6,800	105,066
Denso Corp.	27,400	1,180,408
Dentsu, Inc.	13,500	564,161
Disco Corp.	1,800	249,065
East Japan Railway Company	19,100	1,829,531
Eisai Company, Ltd.	15,800	1,305,773
Electric Power Development Company, Ltd.	9,100	227,731
FamilyMart UNY Holdings Company, Ltd. (B)	20,100	574,700
FANUC Corp.	12,200	2,021,170
Fast Retailing Company, Ltd. (B)	3,700	1,740,355
Fuji Electric Company, Ltd.	7,500	236,816
FUJIFILM Holdings Corp.	24,200	1,084,114
Fujitsu, Ltd.	12,300	830,109
Fukuoka Financial Group, Inc.	9,100	197,445
Hakuhodo DY Holdings, Inc.	14,500	222,872
Hamamatsu Photonics KK	8,700	307,145
Hankyu Hanshin Holdings, Inc.	14,300	519,136
Hikari Tsushin, Inc.	1,300	233,131
Hino Motors, Ltd.	16,400	151,072
Hirose Electric Company, Ltd.	1,900	195,785
Hisamitsu Pharmaceutical Company, Inc. (B)	3,600	178,039
Hitachi Chemical Company, Ltd.	6,700	121,947
Hitachi Construction Machinery Company, Ltd.	6,900	172,517
Hitachi High-Technologies Corp.	4,300	164,363
Hitachi Metals, Ltd.	13,300	135,763
Hitachi, Ltd.	60,700	1,824,664
Honda Motor Company, Ltd.	102,200	2,886,136
Hoshizaki Corp.	3,400	230,657
Hoya Corp.	23,900	1,461,185
Hulic Company, Ltd.	18,300	168,518
Idemitsu Kosan Company, Ltd.	8,500	301,751
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
IHI Corp.	9,200	$242,834
Iida Group Holdings Company, Ltd.	9,300	169,929
Inpex Corp.	63,700	617,874
Isetan Mitsukoshi Holdings, Ltd.	20,800	207,082
Isuzu Motors, Ltd.	34,500	495,921
ITOCHU Corp.	88,800	1,595,111
J Front Retailing Company, Ltd. (B)	14,400	159,707
Japan Airlines Company, Ltd.	7,200	262,843
Japan Airport Terminal Company, Ltd. (B)	2,900	115,442
Japan Exchange Group, Inc.	31,800	562,910
Japan Post Bank Company, Ltd.	25,000	279,442
Japan Post Holdings Company, Ltd.	101,800	1,237,476
Japan Prime Realty Investment Corp.	49	192,282
Japan Real Estate Investment Corp.	81	469,007
Japan Retail Fund Investment Corp.	158	318,725
Japan Tobacco, Inc.	69,100	1,759,839
JFE Holdings, Inc.	30,900	540,164
JGC Corp.	13,000	189,219
JSR Corp.	12,100	201,225
JTEKT Corp.	13,100	163,225
JXTG Holdings, Inc.	204,200	953,946
Kajima Corp.	28,400	420,862
Kakaku.com, Inc.	8,400	161,675
Kamigumi Company, Ltd.	6,600	153,313
Kaneka Corp.	3,100	121,576
Kansai Paint Company, Ltd.	11,100	204,615
Kao Corp.	31,000	2,350,346
Kawasaki Heavy Industries, Ltd.	9,000	231,906
KDDI Corp.	111,100	2,685,252
Keihan Holdings Company, Ltd.	5,800	240,240
Keikyu Corp.	13,600	225,771
Keio Corp.	6,300	370,197
Keisei Electric Railway Company, Ltd.	8,000	273,132
Keyence Corp.	6,100	3,567,065
Kikkoman Corp.	9,100	453,904
Kintetsu Group Holdings Company, Ltd.	10,500	474,407
Kirin Holdings Company, Ltd.	51,600	1,156,190
Kobayashi Pharmaceutical Company, Ltd.	3,100	250,740
Kobe Steel, Ltd.	19,400	153,665
Koito Manufacturing Company, Ltd.	6,500	376,112
Komatsu, Ltd.	58,000	1,424,127
Konami Holdings Corp.	5,800	239,875
Konica Minolta, Inc.	28,200	274,255
Kose Corp.	1,900	308,428
Kubota Corp.	62,000	836,198
Kuraray Company, Ltd.	20,000	268,881
Kurita Water Industries, Ltd.	6,200	156,512
Kyocera Corp.	20,100	1,110,602
Kyowa Hakko Kirin Company, Ltd.	16,200	309,587
Kyushu Electric Power Company, Inc.	23,300	277,281
Kyushu Railway Company	9,900	339,004
Lawson, Inc. (B)	3,000	181,652
LINE Corp. (A)(B)	4,500	164,617
Lion Corp.	13,900	285,140
LIXIL Group Corp.	16,800	227,603
M3, Inc.	26,400	436,706
Makita Corp.	14,100	501,534
Marubeni Corp.	98,600	704,441
Marui Group Company, Ltd. (B)	11,700	206,151
Maruichi Steel Tube, Ltd.	3,200	96,471
Mazda Motor Corp.	35,400	417,011
McDonald's Holdings Company Japan, Ltd.	4,000	179,210
Mebuki Financial Group, Inc.	51,500	139,813

The accompanying notes are an integral part of the financial statements.	27

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Medipal Holdings Corp.	10,600	$247,412
MEIJI Holdings Company, Ltd.	7,600	602,570
MINEBEA MITSUMI, Inc.	24,200	389,478
MISUMI Group, Inc.	17,800	432,986
Mitsubishi Chemical Holdings Corp.	80,800	597,532
Mitsubishi Corp.	84,800	2,394,608
Mitsubishi Electric Corp.	114,900	1,440,577
Mitsubishi Estate Company, Ltd.	74,000	1,271,193
Mitsubishi Gas Chemical Company, Inc.	10,400	159,240
Mitsubishi Heavy Industries, Ltd.	19,000	774,828
Mitsubishi Materials Corp.	6,400	175,813
Mitsubishi Motors Corp.	42,100	237,412
Mitsubishi Tanabe Pharma Corp.	15,900	229,350
Mitsubishi UFJ Financial Group, Inc.	737,300	3,826,137
Mitsubishi UFJ Lease & Finance Company, Ltd.	25,800	131,737
Mitsui & Company, Ltd.	104,000	1,636,878
Mitsui Chemicals, Inc.	11,600	283,059
Mitsui Fudosan Company, Ltd.	55,900	1,326,555
Mitsui OSK Lines, Ltd.	7,200	169,507
Mizuho Financial Group, Inc.	1,509,900	2,374,172
MonotaRO Company, Ltd.	7,800	184,581
MS&AD Insurance Group Holdings, Inc.	30,900	930,215
Murata Manufacturing Company, Ltd.	11,300	1,762,641
Nabtesco Corp.	7,100	188,249
Nagoya Railroad Company, Ltd.	11,100	305,810
NEC Corp.	16,200	540,574
Nexon Company, Ltd. (A)	27,900	444,900
NGK Insulators, Ltd.	16,600	253,710
NGK Spark Plug Company, Ltd.	9,800	209,090
NH Foods, Ltd.	5,700	208,135
Nidec Corp.	14,000	1,697,923
Nikon Corp.	20,100	304,730
Nintendo Company, Ltd.	7,100	1,947,099
Nippon Building Fund, Inc.	82	533,934
Nippon Electric Glass Company, Ltd.	5,300	143,539
Nippon Express Company, Ltd.	4,700	277,948
Nippon Paint Holdings Company, Ltd. (B)	9,200	354,708
Nippon Prologis REIT, Inc.	104	221,193
Nippon Steel & Sumitomo Metal Corp.	50,800	916,202
Nippon Telegraph & Telephone Corp.	43,400	1,875,864
Nippon Yusen KK	9,500	150,266
Nissan Chemical Corp.	7,900	399,344
Nissan Motor Company, Ltd.	145,600	1,261,660
Nisshin Seifun Group, Inc.	12,200	262,170
Nissin Foods Holdings Company, Ltd.	3,900	271,294
Nitori Holdings Company, Ltd.	5,000	624,544
Nitto Denko Corp.	10,400	557,016
Nomura Holdings, Inc.	217,900	849,315
Nomura Real Estate Holdings, Inc.	7,800	147,822
Nomura Real Estate Master Fund, Inc.	238	326,044
Nomura Research Institute, Ltd.	7,100	289,607
NSK, Ltd.	22,900	211,213
NTT Data Corp.	39,400	431,522
NTT DOCOMO, Inc.	82,900	1,929,900
Obayashi Corp.	41,000	399,641
Obic Company, Ltd.	4,000	383,268
Odakyu Electric Railway Company, Ltd.	18,200	425,343
Oji Holdings Corp.	53,900	321,967
Olympus Corp.	18,300	812,649
Omron Corp.	12,100	523,579
Ono Pharmaceutical Company, Ltd.	23,800	489,466
Oracle Corp. Japan	2,400	179,493
Oriental Land Company, Ltd.	12,500	1,374,591
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
ORIX Corp.	83,400	$1,207,513
Osaka Gas Company, Ltd.	23,300	478,172
Otsuka Corp.	6,500	234,023
Otsuka Holdings Company, Ltd.	24,500	1,022,366
Pan Pacific International Holdings Corp.	7,400	442,392
Panasonic Corp.	138,900	1,283,674
Park24 Company, Ltd.	7,200	172,758
Persol Holdings Company, Ltd.	11,200	192,582
Pigeon Corp.	7,200	293,968
Pola Orbis Holdings, Inc.	5,800	163,387
Rakuten, Inc.	53,800	424,031
Recruit Holdings Company, Ltd.	69,100	1,937,231
Renesas Electronics Corp. (A)	52,400	307,965
Resona Holdings, Inc.	130,900	592,946
Ricoh Company, Ltd.	41,700	424,359
Rinnai Corp.	2,100	141,269
Rohm Company, Ltd.	5,900	373,460
Ryohin Keikaku Company, Ltd.	1,500	354,884
Sankyo Company, Ltd.	2,600	95,883
Santen Pharmaceutical Company, Ltd.	23,000	359,416
SBI Holdings, Inc.	14,100	298,148
Secom Company, Ltd.	13,100	1,133,142
Sega Sammy Holdings, Inc.	10,700	124,685
Seibu Holdings, Inc.	13,800	245,704
Seiko Epson Corp.	17,600	260,692
Sekisui Chemical Company, Ltd.	23,300	366,563
Sekisui House, Ltd.	39,200	590,186
Seven & i Holdings Company, Ltd. (B)	47,100	2,072,949
Seven Bank, Ltd.	35,200	102,945
SG Holdings Company, Ltd.	5,900	173,214
Sharp Corp.	13,600	159,758
Shimadzu Corp.	13,900	343,584
Shimamura Company, Ltd.	1,400	118,407
Shimano, Inc.	4,600	699,679
Shimizu Corp.	34,900	307,009
Shin-Etsu Chemical Company, Ltd.	22,800	1,906,182
Shinsei Bank, Ltd.	9,700	133,444
Shionogi & Company, Ltd.	17,300	1,107,017
Shiseido Company, Ltd.	23,800	1,574,191
Showa Denko KK (B)	8,500	318,090
Showa Shell Sekiyu KK	11,700	175,562
SMC Corp.	3,600	1,259,361
Softbank Corp. (A)(B)	104,900	1,308,133
SoftBank Group Corp.	51,700	4,797,464
Sohgo Security Services Company, Ltd.	4,400	190,473
Sompo Holdings, Inc.	21,500	804,417
Sony Corp.	79,600	3,822,035
Sony Financial Holdings, Inc.	11,700	222,144
Stanley Electric Company, Ltd.	8,200	236,725
Subaru Corp.	38,600	983,498
SUMCO Corp.	14,800	188,694
Sumitomo Chemical Company, Ltd.	94,100	467,888
Sumitomo Corp.	70,900	1,020,067
Sumitomo Dainippon Pharma Company, Ltd.	10,000	247,166
Sumitomo Electric Industries, Ltd.	47,200	658,930
Sumitomo Heavy Industries, Ltd.	7,000	240,507
Sumitomo Metal Mining Company, Ltd.	14,600	428,045
Sumitomo Mitsui Financial Group, Inc.	83,400	2,963,478
Sumitomo Mitsui Trust Holdings, Inc.	20,700	786,451
Sumitomo Realty & Development Company, Ltd.	22,200	830,949
Sumitomo Rubber Industries, Ltd.	10,600	136,629
Sundrug Company, Ltd.	4,400	134,878

The accompanying notes are an integral part of the financial statements.	28

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Suntory Beverage & Food, Ltd.	8,700	$383,259
Suzuken Company, Ltd.	4,500	246,433
Suzuki Motor Corp.	21,500	1,104,014
Sysmex Corp.	10,500	634,962
T&D Holdings, Inc.	36,500	441,021
Taiheiyo Cement Corp.	7,500	256,630
Taisei Corp.	13,400	633,316
Taisho Pharmaceutical Holdings Company, Ltd.	2,300	233,651
Taiyo Nippon Sanso Corp.	8,000	113,425
Takashimaya Company, Ltd. (B)	8,900	117,312
Takeda Pharmaceutical Company, Ltd.	92,996	3,742,435
TDK Corp.	8,100	635,394
Teijin, Ltd.	11,100	186,400
Terumo Corp.	19,000	1,167,096
The Bank of Kyoto, Ltd.	3,200	143,914
The Chiba Bank, Ltd.	37,900	230,681
The Chugoku Electric Power Company, Inc. (B)	16,800	218,330
The Kansai Electric Power Company, Inc.	44,000	658,832
The Shizuoka Bank, Ltd.	26,900	213,118
The Yokohama Rubber Company, Ltd.	7,300	149,416
THK Company, Ltd.	7,700	189,968
Tobu Railway Company, Ltd.	11,700	326,877
Toho Company, Ltd.	7,000	250,230
Toho Gas Company, Ltd.	4,500	204,940
Tohoku Electric Power Company, Inc.	26,400	346,559
Tokio Marine Holdings, Inc.	42,800	2,092,048
Tokyo Century Corp.	2,700	120,559
Tokyo Electric Power Company Holdings, Inc. (A)	90,700	565,847
Tokyo Electron, Ltd.	9,800	1,339,700
Tokyo Gas Company, Ltd.	23,900	658,850
Tokyu Corp.	31,100	527,186
Tokyu Fudosan Holdings Corp.	37,900	209,765
Toppan Printing Company, Ltd.	15,300	243,714
Toray Industries, Inc.	86,900	603,757
Toshiba Corp.	40,800	1,278,470
Tosoh Corp.	16,500	243,959
TOTO, Ltd.	8,900	337,393
Toyo Seikan Group Holdings, Ltd.	9,200	194,617
Toyo Suisan Kaisha, Ltd.	5,400	200,632
Toyoda Gosei Company, Ltd.	4,000	90,904
Toyota Industries Corp.	9,200	473,927
Toyota Motor Corp.	143,000	8,641,306
Toyota Tsusho Corp.	13,500	430,106
Trend Micro, Inc.	7,400	366,052
Tsuruha Holdings, Inc.	2,300	204,190
Unicharm Corp.	25,200	802,707
United Urban Investment Corp.	175	271,428
USS Company, Ltd.	13,600	248,148
Welcia Holdings Company, Ltd.	2,900	102,796
West Japan Railway Company	10,200	768,579
Yahoo Japan Corp.	177,800	476,436
Yakult Honsha Company, Ltd.	7,500	504,008
Yamada Denki Company, Ltd. (B)	38,400	185,488
Yamaguchi Financial Group, Inc.	11,800	110,357
Yamaha Corp.	8,400	414,273
Yamaha Motor Company, Ltd.	17,500	356,472
Yamato Holdings Company, Ltd.	19,200	501,423
Yamazaki Baking Company, Ltd.	7,500	128,712
Yaskawa Electric Corp. (B)	15,100	430,899
Yokogawa Electric Corp.	14,300	275,939
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
ZOZO, Inc.	12,800	$241,478
		206,005,433
Luxembourg - 0.2%
ArcelorMittal	47,651	1,091,741
Aroundtown SA	64,830	544,372
Eurofins Scientific SE (B)	842	354,276
Millicom International Cellular SA	5,894	354,736
Reinet Investments SCA	19,043	300,376
RTL Group SA	3,360	189,350
SES SA	25,705	516,352
Tenaris SA	25,558	339,909
		3,691,112
Macau - 0.1%
MGM China Holdings, Ltd.	117,600	247,108
Sands China, Ltd.	299,600	1,494,393
Wynn Macau, Ltd.	192,800	476,314
		2,217,815
Malaysia - 0.1%
AirAsia Group BHD	25,000	16,991
Alliance Bank Malaysia BHD	11,400	11,097
AMMB Holdings BHD	24,400	26,779
Astro Malaysia Holdings BHD	26,400	10,650
Axiata Group BHD	43,900	44,841
British American Tobacco Malaysia BHD	2,000	16,546
CIMB Group Holdings BHD	58,500	84,100
Dialog Group BHD	46,100	36,577
DiGi.Com BHD	45,000	50,241
FGV Holdings BHD (A)	27,700	7,613
Fraser & Neave Holdings BHD	1,400	12,140
Gamuda BHD	32,600	23,533
Genting BHD	32,700	59,226
Genting Malaysia BHD	46,500	39,984
Genting Plantations BHD	1,400	3,610
HAP Seng Consolidated BHD	7,100	17,169
Hartalega Holdings BHD	18,100	22,224
Hong Leong Bank BHD	8,300	43,410
Hong Leong Financial Group BHD	2,700	13,070
IHH Healthcare BHD	35,200	49,482
IJM Corp. BHD	46,400	20,542
IOI Corp. BHD	24,500	26,984
IOI Properties Group BHD	31,900	12,610
Kuala Lumpur Kepong BHD	5,200	31,619
Malayan Banking BHD	47,900	112,163
Malaysia Airports Holdings BHD	11,900	23,886
Maxis BHD	33,400	44,060
MISC BHD	17,800	30,173
My EG Services BHD	29,000	7,204
Nestle Malaysia BHD	800	29,072
Petronas Chemicals Group BHD	34,900	79,108
Petronas Dagangan BHD	1,800	11,795
Petronas Gas BHD	10,500	46,672
PPB Group BHD	6,800	30,618
Press Metal Aluminium Holdings BHD	16,400	17,039
Public Bank BHD	38,000	233,535
QL Resources BHD	9,400	15,935
RHB Bank BHD	14,500	20,157
Sime Darby BHD	36,700	19,547
Sime Darby Plantation BHD	32,900	41,163
Sime Darby Property BHD	51,500	13,272
SP Setia BHD Group	24,600	13,837
Telekom Malaysia BHD	23,300	17,482
Tenaga Nasional BHD	46,100	152,304
Top Glove Corp. BHD	19,000	21,203

The accompanying notes are an integral part of the financial statements.	29

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
UMW Holdings BHD	5,300	$7,558
Westports Holdings BHD	12,300	11,155
YTL Corp. BHD	51,078	13,294
		1,693,270
Mexico - 1.4%
Alfa SAB de CV, Class A	484,500	550,802
Alsea SAB de CV	83,300	211,518
America Movil SAB de CV, Series L	5,423,100	3,892,648
Arca Continental SAB de CV	72,700	411,019
Banco Santander Mexico SA, B Shares	290,880	399,478
Cemex SAB de CV (A)	2,353,048	1,148,370
Coca-Cola Femsa SAB de CV, Series L	83,800	507,501
El Puerto de Liverpool SAB de CV, Series C1	29,500	185,096
Fibra Uno Administracion SA de CV	545,500	757,930
Fomento Economico Mexicano SAB de CV	313,400	2,842,013
Fresnillo PLC	20,118	228,830
Gruma SAB de CV, Class B	35,195	381,239
Grupo Aeroportuario del Pacifico SAB de CV, B Shares (B)	57,200	533,719
Grupo Aeroportuario del Sureste SAB de CV, B Shares	33,275	563,874
Grupo Bimbo SAB de CV, Series A	262,500	521,422
Grupo Carso SAB de CV, Series A1	75,100	279,268
Grupo Financiero Banorte SAB de CV, Series O	418,300	2,277,487
Grupo Financiero Inbursa SAB de CV, Series O	372,400	556,242
Grupo Mexico SAB de CV, Series B	565,800	1,422,027
Grupo Televisa SAB	394,000	923,830
Industrias Penoles SAB de CV	22,740	301,201
Infraestructura Energetica Nova SAB de CV	89,100	342,465
Kimberly-Clark de Mexico SAB de CV, Class A (A)	241,000	388,722
Megacable Holdings SAB de CV	48,800	223,229
Mexichem SAB de CV	167,435	407,181
Promotora y Operadora de Infraestructura SAB de CV	36,065	354,900
Wal-Mart de Mexico SAB de CV	843,200	2,182,190
		22,794,201
Netherlands - 4.2%
ABN AMRO Group NV (C)	51,451	1,245,547
Aegon NV	224,970	1,207,101
Akzo Nobel NV (B)	27,278	2,473,029
ASML Holding NV	49,999	9,146,645
EXOR NV	5,967	367,093
Heineken Holding NV	14,026	1,355,344
Heineken NV	31,748	3,195,741
ING Groep NV	476,011	6,291,971
Koninklijke Ahold Delhaize NV	152,339	3,926,114
Koninklijke DSM NV	22,133	2,380,719
Koninklijke KPN NV	408,086	1,257,978
Koninklijke Philips NV	116,253	4,625,965
Koninklijke Vopak NV	8,476	414,035
NN Group NV	38,011	1,654,450
NXP Semiconductors NV	42,100	3,844,572
QIAGEN NV (A)	19,100	730,500
Randstad NV	14,544	775,555
Royal Dutch Shell PLC, A Shares	415,543	12,953,294
Royal Dutch Shell PLC, B Shares	339,014	10,634,947
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
Wolters Kluwer NV	35,251	$2,322,916
		70,803,516
New Zealand - 0.1%
a2 Milk Company, Ltd. (A)	39,058	379,601
Auckland International Airport, Ltd.	54,409	287,677
Fisher & Paykel Healthcare Corp., Ltd.	30,584	306,012
Fletcher Building, Ltd. (A)	45,033	149,976
Meridian Energy, Ltd.	70,693	177,565
Ryman Healthcare, Ltd.	21,840	163,303
Spark New Zealand, Ltd.	97,654	247,901
		1,712,035
Norway - 0.2%
Aker BP ASA	3,248	110,096
DNB ASA	29,176	558,835
Equinor ASA	35,426	796,800
Gjensidige Forsikring ASA	7,180	128,697
Mowi ASA	12,526	289,064
Norsk Hydro ASA	40,600	167,568
Orkla ASA	24,419	192,476
Schibsted ASA, B Shares	2,917	108,064
Telenor ASA	22,192	432,784
Yara International ASA	5,422	228,010
		3,012,394
Peru - 0.2%
Cia de Minas Buenaventura SAA, ADR	27,100	450,944
CrediCorp., Ltd.	10,453	2,541,020
Southern Copper Corp. (B)	13,500	480,735
		3,472,699
Philippines - 0.4%
Aboitiz Equity Ventures, Inc.	228,770	269,256
Aboitiz Power Corp.	180,800	121,746
Alliance Global Group, Inc.	490,400	129,866
Ayala Corp.	29,430	525,652
Ayala Land, Inc.	851,500	724,270
Bank of the Philippine Islands	107,830	175,034
BDO Unibank, Inc.	228,170	562,554
DMCI Holdings, Inc.	428,400	94,327
Globe Telecom, Inc.	3,625	132,992
GT Capital Holdings, Inc.	10,274	189,681
International Container Terminal Services, Inc.	55,850	125,294
JG Summit Holdings, Inc.	338,000	431,800
Jollibee Foods Corp.	49,610	295,058
Manila Electric Company	26,590	188,976
Megaworld Corp.	1,216,400	121,472
Metro Pacific Investments Corp.	1,544,100	140,072
Metropolitan Bank & Trust Company	183,190	269,479
PLDT, Inc.	10,080	200,726
Robinsons Land Corp.	250,400	113,346
Security Bank Corp.	24,570	78,766
SM Investments Corp.	28,015	508,629
SM Prime Holdings, Inc.	1,160,700	859,753
Universal Robina Corp.	101,400	266,404
		6,525,153
Poland - 0.3%
Alior Bank SA (A)	6,742	104,470
Bank Handlowy w Warszawie SA	2,206	38,408
Bank Millennium SA (A)	43,884	100,309
Bank Polska Kasa Opieki SA (B)	12,587	376,438
CCC SA (B)	2,131	103,299
CD Projekt SA (A)	4,965	249,422
Cyfrowy Polsat SA (A)	18,512	124,784

The accompanying notes are an integral part of the financial statements.	30

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Poland (continued)
Dino Polska SA (A)(C)	3,555	$100,626
Grupa Lotos SA	6,696	168,234
Jastrzebska Spolka Weglowa SA (A)	3,893	59,234
KGHM Polska Miedz SA (A)	10,322	275,941
LPP SA	95	204,901
mBank SA	1,075	121,301
Orange Polska SA (A)	46,580	66,727
PGE Polska Grupa Energetyczna SA (A)	62,854	192,857
Polski Koncern Naftowy ORLEN SA	22,055	593,407
Polskie Gornictwo Naftowe i Gazownictwo SA	126,635	231,302
Powszechna Kasa Oszczednosci Bank Polski SA	66,052	663,230
Powszechny Zaklad Ubezpieczen SA	47,316	509,954
Santander Bank Polska SA	2,560	254,637
		4,539,481
Portugal - 0.1%
EDP - Energias de Portugal SA	224,676	823,775
Galp Energia SGPS SA	43,686	716,254
Jeronimo Martins SGPS SA	22,374	336,760
		1,876,789
Romania - 0.0%
NEPI Rockcastle PLC	47,584	399,279
Singapore - 0.9%
Ascendas Real Estate Investment Trust	231,100	478,202
BOC Aviation, Ltd. (C)	18,600	160,790
CapitaLand Commercial Trust	229,700	329,409
CapitaLand Mall Trust	217,300	385,603
CapitaLand, Ltd.	226,500	572,159
City Developments, Ltd.	35,700	235,042
ComfortDelGro Corp., Ltd.	194,500	343,284
DBS Group Holdings, Ltd.	157,600	2,889,399
Genting Singapore, Ltd.	541,500	408,229
Golden Agri-Resources, Ltd.	556,500	112,734
Jardine Cycle & Carriage, Ltd.	8,500	209,056
Keppel Corp., Ltd.	128,700	585,380
Oversea-Chinese Banking Corp., Ltd.	276,000	2,251,738
SATS, Ltd.	61,400	232,513
Sembcorp Industries, Ltd.	83,500	161,638
Singapore Airlines, Ltd.	46,900	346,704
Singapore Exchange, Ltd.	70,800	410,000
Singapore Press Holdings, Ltd.	135,200	245,546
Singapore Technologies Engineering, Ltd.	137,800	380,368
Singapore Telecommunications, Ltd.	716,760	1,596,272
Suntec Real Estate Investment Trust	178,200	253,802
United Overseas Bank, Ltd.	118,100	2,176,690
UOL Group, Ltd.	44,000	215,499
Venture Corp., Ltd.	23,600	310,300
Wilmar International, Ltd.	171,600	405,294
		15,695,651
South Africa - 2.4%
Absa Group, Ltd.	91,175	1,166,622
Anglo American Platinum, Ltd.	6,861	373,926
AngloGold Ashanti, Ltd.	52,402	744,022
Aspen Pharmacare Holdings, Ltd.	48,943	483,367
Bid Corp., Ltd.	43,037	900,726
Capitec Bank Holdings, Ltd.	5,088	471,367
Clicks Group, Ltd.	32,385	415,074
Discovery, Ltd. (B)	45,730	498,400
Exxaro Resources, Ltd.	32,128	346,006
FirstRand, Ltd.	429,388	1,955,542
Fortress REIT, Ltd., Class A	136,832	183,092
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Africa (continued)
Fortress REIT, Ltd., Class B	93,650	$92,016
Gold Fields, Ltd.	104,146	424,516
Growthpoint Properties, Ltd.	380,082	657,732
Hyprop Investments, Ltd.	33,503	183,803
Investec PLC	62,443	408,268
Investec, Ltd.	37,348	243,054
Kumba Iron Ore, Ltd.	8,435	223,035
Liberty Holdings, Ltd.	17,090	124,873
Life Healthcare Group Holdings, Ltd.	168,511	323,578
MMI Holdings, Ltd. (A)	119,668	131,961
Mr. Price Group, Ltd.	32,348	494,895
MTN Group, Ltd. (B)	215,426	1,274,323
MultiChoice Group, Ltd. (A)	56,451	420,766
Naspers, Ltd., N Shares	56,001	12,077,693
Nedbank Group, Ltd.	51,324	1,033,752
Netcare, Ltd.	151,335	274,151
Old Mutual, Ltd.	514,737	849,348
Old Mutual, Ltd. (London Stock Exchange)	126,997	209,108
Pick n Pay Stores, Ltd.	47,983	236,804
PSG Group, Ltd.	19,254	354,498
Rand Merchant Investment Holdings, Ltd.	95,998	226,176
Redefine Properties, Ltd.	681,814	468,797
Remgro, Ltd.	66,930	954,358
Resilient REIT, Ltd.	33,556	145,927
RMB Holdings, Ltd.	88,608	502,801
Sanlam, Ltd.	229,196	1,276,113
Sappi, Ltd.	67,757	346,926
Sasol, Ltd. (B)	71,638	2,185,120
Shoprite Holdings, Ltd.	56,990	693,778
Standard Bank Group, Ltd.	165,311	2,268,018
Steinhoff International Holdings NV (A)	75,434	11,006
Telkom SA SOC, Ltd.	33,723	167,059
The Bidvest Group, Ltd.	43,388	639,738
The Foschini Group, Ltd.	28,753	349,710
The SPAR Group, Ltd.	24,465	345,641
Tiger Brands, Ltd.	20,477	386,184
Truworths International, Ltd.	56,766	293,202
Vodacom Group, Ltd.	77,503	638,090
Woolworths Holdings, Ltd. (B)	125,429	407,442
		39,882,404
South Korea - 1.2%
Amorepacific Corp.	963	170,980
AMOREPACIFIC Group	879	57,235
BGF Company, Ltd.	46	357
BGF retail Company, Ltd.	221	41,823
BNK Financial Group, Inc.	7,629	48,052
Celltrion Healthcare Company, Ltd. (A)	1,466	90,790
Celltrion Pharm, Inc. (A)	365	19,633
Celltrion, Inc. (A)	2,418	438,646
Cheil Worldwide, Inc.	1,915	42,633
CJ CheilJedang Corp.	240	68,635
CJ Corp.	448	49,740
CJ ENM Company, Ltd.	313	66,275
CJ Logistics Corp. (A)	228	38,463
Coway Company, Ltd.	1,497	125,807
Daelim Industrial Company, Ltd.	806	66,978
Daewoo Engineering & Construction Company, Ltd. (A)	7,460	33,450
Daewoo Shipbuilding & Marine Engineering Company, Ltd. (A)	1,011	28,346
DB Insurance Company, Ltd.	1,586	102,151
DGB Financial Group, Inc.	4,926	37,107

The accompanying notes are an integral part of the financial statements.	31

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Doosan Bobcat, Inc.	1,303	$36,945
E-MART, Inc.	610	97,524
Fila Korea, Ltd.	1,387	68,482
GS Engineering & Construction Corp.	1,712	65,107
GS Holdings Corp.	1,467	69,863
GS Retail Company, Ltd.	623	21,418
Hana Financial Group, Inc.	8,759	302,348
Hankook Tire Company, Ltd.	2,147	81,532
Hanmi Pharm Company, Ltd.	186	81,598
Hanmi Science Company, Ltd.	329	23,760
Hanon Systems	5,417	59,909
Hanwha Life Insurance Company, Ltd.	12,752	47,245
HDC Hyundai Development Co-Engineering & Construction (A)	785	33,521
HLB, Inc. (A)	942	75,125
Hotel Shilla Company, Ltd.	917	66,721
Hyundai Department Store Company, Ltd.	406	34,894
Hyundai Engineering & Construction Company, Ltd.	2,276	115,412
Hyundai Glovis Company, Ltd.	551	68,253
Hyundai Heavy Industries Company, Ltd. (A)	1,103	128,741
Hyundai Heavy Industries Holdings Company, Ltd.	287	92,053
Hyundai Marine & Fire Insurance Company, Ltd.	2,030	67,956
Hyundai Mobis Company, Ltd.	1,985	388,649
Hyundai Motor Company	4,143	465,760
Hyundai Steel Company	2,340	103,712
Industrial Bank of Korea	7,366	91,295
Kakao Corp.	1,448	133,038
Kangwon Land, Inc.	3,426	94,088
KB Financial Group, Inc.	11,992	472,638
KCC Corp.	169	47,958
Kia Motors Corp.	7,673	249,215
Korea Aerospace Industries, Ltd.	2,126	69,543
Korea Electric Power Corp.	7,535	232,921
Korea Gas Corp.	826	36,763
Korea Investment Holdings Company, Ltd.	1,257	71,926
Korea Zinc Company, Ltd.	244	98,986
Korean Air Lines Company, Ltd. (A)	1,425	46,551
KT&G Corp.	3,582	335,803
Kumho Petrochemical Company, Ltd.	547	46,468
LG Chem, Ltd.	1,380	478,355
LG Corp.	2,809	187,244
LG Display Company, Ltd.	6,807	128,433
LG Electronics, Inc.	3,123	195,628
LG Household & Health Care, Ltd.	273	302,002
LG Innotek Company, Ltd.	422	40,498
LG Uplus Corp.	3,167	42,178
Lotte Chemical Corp.	505	143,030
Lotte Corp.	862	40,663
Lotte Shopping Company, Ltd.	326	55,332
Medy-Tox, Inc.	127	61,551
Mirae Asset Daewoo Company, Ltd.	11,872	79,704
NAVER Corp.	4,075	481,476
NCSoft Corp.	509	208,703
Netmarble Corp. (A)(C)	754	78,922
NH Investment & Securities Company, Ltd.	4,210	48,761
OCI Company, Ltd.	527	50,547
Orange Life Insurance, Ltd. (C)	1,195	37,874
Orion Corp.	630	62,402
Ottogi Corp.	51	34,614
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Pan Ocean Company, Ltd. (A)	6,295	$24,193
Pearl Abyss Corp. (A)	154	24,657
POSCO	2,365	552,558
POSCO Chemtech Company, Ltd.	676	41,398
Posco Daewoo Corp.	2,147	36,121
S-1 Corp.	470	42,612
Samsung Biologics Company, Ltd. (A)(C)	484	161,698
Samsung C&T Corp.	2,231	228,925
Samsung Card Company, Ltd.	1,197	36,209
Samsung Electro-Mechanics Company, Ltd.	1,642	156,057
Samsung Electronics Company, Ltd.	140,834	5,636,434
Samsung Engineering Company, Ltd. (A)	4,543	63,354
Samsung Fire & Marine Insurance Company, Ltd.	948	254,079
Samsung Heavy Industries Company, Ltd. (A)	12,792	103,971
Samsung Life Insurance Company, Ltd.	2,215	174,663
Samsung SDI Company, Ltd.	1,602	337,709
Samsung SDS Company, Ltd.	1,014	207,445
Samsung Securities Company, Ltd.	1,889	58,137
Shinhan Financial Group Company, Ltd.	12,844	499,507
Shinsegae, Inc.	216	54,772
SillaJen, Inc. (A)	1,724	113,760
SK Holdings Company, Ltd.	927	224,605
SK Hynix, Inc.	17,181	1,067,445
SK Innovation Company, Ltd.	1,876	313,009
SK Telecom Company, Ltd.	593	137,346
S-Oil Corp.	1,299	115,156
ViroMed Company, Ltd. (A)	394	97,059
Woori Financial Group, Inc. (A)	13,748	180,911
Yuhan Corp.	264	61,102
		19,913,631
Spain - 2.2%
ACS Actividades de Construccion y Servicios SA	22,353	990,310
Aena SME SA (C)	5,915	1,054,905
Amadeus IT Group SA	38,593	2,903,053
Banco Bilbao Vizcaya Argentaria SA (B)	587,679	3,645,279
Banco de Sabadell SA	500,701	569,703
Banco Santander SA (B)	1,433,585	6,976,986
Bankia SA	106,030	323,453
Bankinter SA	58,971	484,073
CaixaBank SA	315,101	1,122,577
Enagas SA	19,524	556,113
Endesa SA	27,745	698,899
Ferrovial SA	42,767	984,897
Grifols SA	26,129	678,647
Iberdrola SA	547,108	4,577,348
Industria de Diseno Textil SA	96,147	2,902,308
Mapfre SA	109,108	308,050
Naturgy Energy Group SA	30,600	830,478
Red Electrica Corp. SA	37,616	812,698
Repsol SA	122,462	2,107,547
Siemens Gamesa Renewable Energy SA (A)	21,467	328,284
Telefonica SA	411,511	3,549,453
		36,405,061
Sweden - 1.8%
Alfa Laval AB	26,061	569,515
Assa Abloy AB, B Shares	89,015	1,839,786
Atlas Copco AB, A Shares	59,668	1,617,179
Atlas Copco AB, B Shares	34,706	870,917

The accompanying notes are an integral part of the financial statements.	32

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Boliden AB	24,621	$673,115
Electrolux AB, Series B	21,637	565,564
Epiroc AB, Class A (A)	58,435	586,440
Epiroc AB, Class B (A)	34,686	325,723
Essity AB, B Shares	53,746	1,499,797
Hennes & Mauritz AB, B Shares (B)	77,863	1,180,157
Hexagon AB, B Shares	22,941	1,205,170
Husqvarna AB, B Shares	36,934	302,373
ICA Gruppen AB (B)	6,943	266,788
Industrivarden AB, C Shares	14,922	310,591
Investor AB, B Shares	40,581	1,810,944
Kinnevik AB, B Shares	21,504	544,191
L E Lundbergforetagen AB, B Shares	6,717	207,053
Lundin Petroleum AB	16,199	530,718
Sandvik AB	100,464	1,646,721
Securitas AB, B Shares	27,069	424,141
Skandinaviska Enskilda Banken AB, Series A	144,122	1,466,177
Skanska AB, B Shares	29,876	538,338
SKF AB, B Shares	33,543	563,364
Svenska Handelsbanken AB, A Shares	135,227	1,540,563
Swedbank AB, A Shares	80,104	1,470,522
Swedish Match AB	15,595	730,893
Tele2 AB, B Shares	44,402	583,620
Telefonaktiebolaget LM Ericsson, B Shares	272,294	2,482,026
Telia Company AB	249,627	1,082,621
Volvo AB, B Shares	139,540	2,052,316
		29,487,323
Switzerland - 8.3%
ABB, Ltd.	205,396	4,044,048
Adecco Group AG	17,632	913,311
Baloise Holding AG	5,627	917,489
Barry Callebaut AG	242	416,276
Chocoladefabriken Lindt & Spruengli AG	11	813,273
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	119	773,181
Cie Financiere Richemont SA	58,143	4,442,209
Clariant AG (A)	22,036	472,946
Coca-Cola HBC AG (A)	18,271	614,529
Credit Suisse Group AG (A)	285,169	3,516,962
Dufry AG (A)	3,585	363,128
EMS-Chemie Holding AG	904	521,212
Ferguson PLC	20,966	1,448,514
Geberit AG	4,107	1,637,872
Givaudan SA	1,023	2,556,846
Glencore PLC (A)	1,032,790	4,161,075
Julius Baer Group, Ltd. (A)	24,954	1,087,295
Kuehne + Nagel International AG	5,976	778,521
LafargeHolcim, Ltd. (A)	54,038	2,670,418
Lonza Group AG (A)	8,291	2,302,499
Nestle SA	341,007	30,845,427
Novartis AG	241,429	22,002,393
Pargesa Holding SA, Bearer Shares	4,239	347,785
Partners Group Holding AG	1,923	1,389,402
Roche Holding AG	78,231	21,711,001
Schindler Holding AG	2,237	495,577
Schindler Holding AG, Participation Certificates	4,522	1,020,684
SGS SA	591	1,504,818
Sika AG	14,382	1,942,700
Sonova Holding AG (B)	6,157	1,148,823
STMicroelectronics NV	48,979	800,497
Straumann Holding AG	1,145	891,622
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Swiss Life Holding AG (A)	3,885	$1,690,556
Swiss Prime Site AG (A)	8,273	697,393
Swiss Re AG	34,295	3,390,066
Swisscom AG	2,857	1,321,736
Temenos AG (A)	6,699	968,476
The Swatch Group AG	6,267	357,770
The Swatch Group AG, Bearer Shares	3,435	1,014,322
UBS Group AG (A)	429,685	5,452,653
Vifor Pharma AG	5,073	633,425
Zurich Insurance Group AG	16,966	5,596,875
		139,675,605
Taiwan - 0.7%
Acer, Inc. (A)	60,000	39,436
Advantech Company, Ltd.	6,699	51,039
Airtac International Group	2,000	24,593
ASE Technology Holding Company, Ltd. (A)	72,000	145,840
Asia Cement Corp.	46,000	57,725
Asustek Computer, Inc.	15,000	106,439
AU Optronics Corp.	172,000	62,941
Catcher Technology Company, Ltd.	14,000	106,282
Cathay Financial Holding Company, Ltd.	193,000	283,330
Chailease Holding Company, Ltd.	24,480	96,165
Chang Hwa Commercial Bank, Ltd.	98,524	59,122
Cheng Shin Rubber Industry Company, Ltd.	38,000	54,008
Chicony Electronics Company, Ltd.	10,526	23,215
China Airlines, Ltd.	39,000	12,798
China Development Financial Holding Corp.	269,000	87,061
China Life Insurance Company, Ltd.	79,990	74,593
China Steel Corp.	246,000	203,440
Chunghwa Telecom Company, Ltd.	78,000	271,093
Compal Electronics, Inc.	85,000	52,593
CTBC Financial Holding Company, Ltd.	364,000	245,995
Delta Electronics, Inc.	43,000	213,413
E.Sun Financial Holding Company, Ltd.	194,864	139,652
Eclat Textile Company, Ltd.	3,340	38,089
Eva Airways Corp.	38,687	19,365
Evergreen Marine Corp. Taiwan, Ltd.	30,900	12,470
Far Eastern New Century Corp.	66,000	65,209
Far EasTone Telecommunications Company, Ltd.	31,000	72,513
Feng TAY Enterprise Company, Ltd.	7,000	43,708
First Financial Holding Company, Ltd.	193,658	130,819
Formosa Chemicals & Fibre Corp.	74,000	253,211
Formosa Petrochemical Corp.	25,000	94,434
Formosa Plastics Corp.	93,000	308,326
Formosa Taffeta Company, Ltd.	12,000	13,843
Foxconn Technology Company, Ltd.	20,000	40,958
Fubon Financial Holding Company, Ltd.	164,000	242,066
General Interface Solution Holding, Ltd.	1,000	3,477
Giant Manufacturing Company, Ltd.	6,000	32,937
Globalwafers Company, Ltd.	5,000	53,891
Highwealth Construction Corp.	12,000	18,568
Hiwin Technologies Corp.	5,152	45,992
Hon Hai Precision Industry Company, Ltd.	275,800	648,854
Hotai Motor Company, Ltd.	6,000	64,960
Hua Nan Financial Holdings Company, Ltd.	140,054	85,917
Innolux Corp.	185,000	61,489
Inventec Corp.	52,000	40,039
Largan Precision Company, Ltd.	2,000	281,128

The accompanying notes are an integral part of the financial statements.	33

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Lite-On Technology Corp.	43,000	$62,020
MediaTek, Inc.	31,000	280,292
Mega Financial Holding Company, Ltd.	222,000	196,092
Micro-Star International Company, Ltd.	14,000	37,058
Nan Ya Plastics Corp.	108,000	269,281
Nanya Technology Corp.	23,000	45,829
Nien Made Enterprise Company, Ltd.	3,000	26,020
Novatek Microelectronics Corp.	11,000	60,531
Pegatron Corp.	42,000	71,950
Phison Electronics Corp.	3,000	27,197
Pou Chen Corp.	46,000	57,769
Powertech Technology, Inc.	15,000	34,711
President Chain Store Corp.	12,000	123,660
Quanta Computer, Inc.	56,000	103,754
Realtek Semiconductor Corp.	9,000	51,643
Ruentex Development Company, Ltd.	8,560	13,460
Ruentex Industries, Ltd.	6,000	15,823
Shin Kong Financial Holding Company, Ltd.	274,988	82,365
SinoPac Financial Holdings Company, Ltd.	203,601	70,827
Standard Foods Corp.	12,600	21,499
Synnex Technology International Corp.	29,000	35,196
TaiMed Biologics, Inc. (A)	3,000	17,584
Taishin Financial Holding Company, Ltd.	188,088	85,152
Taiwan Business Bank	56,349	20,742
Taiwan Cement Corp.	95,800	118,789
Taiwan Cooperative Financial Holding Company, Ltd.	169,777	105,223
Taiwan High Speed Rail Corp.	36,000	38,473
Taiwan Mobile Company, Ltd.	31,000	110,712
Taiwan Semiconductor Manufacturing Company, Ltd.	510,816	3,919,861
Tatung Company, Ltd. (A)	38,000	32,963
Uni-President Enterprises Corp.	100,000	243,317
United Microelectronics Corp.	247,000	91,419
Vanguard International Semiconductor Corp.	18,000	40,245
Walsin Technology Corp.	7,000	40,820
Win Semiconductors Corp.	7,000	39,370
Winbond Electronics Corp.	63,000	31,061
Wistron Corp.	59,040	40,743
WPG Holdings, Ltd.	29,960	38,630
Yageo Corp.	5,556	61,854
Yuanta Financial Holding Company, Ltd.	205,000	115,872
Zhen Ding Technology Holding, Ltd.	9,000	25,866
		11,988,709
Thailand - 0.6%
Advanced Info Service PCL	3,400	0
Advanced Info Service PCL, Foreign Quota Shares	83,000	479,425
Airports of Thailand PCL	7,500	0
Airports of Thailand PCL, Foreign Quota Shares	348,200	745,672
Bangkok Bank PCL	20,300	137,781
Bangkok Dusit Medical Services PCL, Foreign Quota Shares	314,000	235,103
Bangkok Expressway & Metro PCL Foreign Quota Shares	741,400	249,322
Banpu PCL, Foreign Quota Shares	173,300	89,605
Berli Jucker PCL, Foreign Quota Shares	84,200	132,231
BTS Group Holdings PCL	50,000	0
BTS Group Holdings PCL, Foreign Quota Shares	459,000	151,436
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thailand (continued)
Bumrungrad Hospital PCL, Foreign Quota Shares	28,300	$167,442
Central Pattana PCL, Foreign Quota Shares	105,082	251,787
Charoen Pokphand Foods PCL, Foreign Quota Shares	296,200	246,655
CP ALL PCL, Foreign Quota Shares	416,300	1,026,201
Delta Electronics Thailand PCL	7,200	0
Delta Electronics Thailand PCL, Foreign Quota Shares	112,900	259,626
Electricity Generating PCL, Foreign Quota Shares	11,200	94,888
Energy Absolute PCL, Foreign Quota Shares	117,500	177,891
Glow Energy PCL, Foreign Quota Shares	41,800	120,697
Gulf Energy Development PCL, Foreign Quota Shares	34,800	99,881
Home Product Center PCL, Foreign Quota Shares	321,100	152,770
Indorama Ventures PCL	12,700	0
Indorama Ventures PCL, Foreign Quota Shares	115,800	189,190
IRPC PCL	84,600	0
IRPC PCL, Foreign Quota Shares	794,000	148,447
Kasikornbank PCL	13,500	84,572
Kasikornbank PCL, Foreign Quota Shares	132,200	830,250
KCE Electronics PCL	200	175
Krung Thai Bank PCL, Foreign Quota Shares	285,200	174,648
Land & Houses PCL Foreign Quota Shares	248,200	82,686
Minor International PCL, Foreign Quota Shares	181,800	223,415
Muangthai Capital PCL	52,800	78,671
PTT Exploration & Production PCL	5,700	22,470
PTT Exploration & Production PCL, Foreign Quota Shares	111,500	439,540
PTT Global Chemical PCL	8,300	0
PTT Global Chemical PCL, Foreign Quota Shares	184,300	420,913
PTT PCL, Foreign Quota Shares	865,200	1,329,524
Robinson PCL, Foreign Quota Shares	44,800	91,631
Thai Oil PCL, Foreign Quota Shares	71,400	163,495
Thai Union Group PCL, Foreign Quota Shares	155,800	91,422
The Siam Cement PCL, Foreign Quota Shares	31,400	472,328
The Siam Commercial Bank PCL	4,400	0
The Siam Commercial Bank PCL, Foreign Quota Shares	148,700	631,995
TMB Bank PCL, Foreign Quota Shares	897,200	64,884
True Corp. PCL, Foreign Quota Shares	844,300	144,639
		10,503,308
Turkey - 0.2%
Akbank T.A.S.	253,635	324,920
Anadolu Efes Biracilik Ve Malt Sanayii AS	17,191	64,545
Arcelik AS	19,038	74,145
Aselsan Elektronik Sanayi Ve Ticaret AS	28,597	131,031
BIM Birlesik Magazalar AS	17,662	283,467
Eregli Demir ve Celik Fabrikalari TAS	118,271	205,987
Ford Otomotiv Sanayi AS	5,506	57,110
Haci Omer Sabanci Holding AS	84,179	143,630
KOC Holding AS	63,871	222,688
Petkim Petrokimya Holding AS	68,432	70,498
TAV Havalimanlari Holding AS	15,135	78,789

The accompanying notes are an integral part of the financial statements.	34

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Turkey (continued)
Tupras Turkiye Petrol Rafinerileri AS	10,378	$278,657
Turk Hava Yollari AO (A)	45,766	120,995
Turkcell Iletisim Hizmetleri AS	91,783	245,500
Turkiye Garanti Bankasi AS	204,020	339,815
Turkiye Halk Bankasi AS	52,164	74,652
Turkiye Is Bankasi AS, Class C	142,857	154,997
Turkiye Sise ve Cam Fabrikalari AS	54,105	68,189
		2,939,615
United Arab Emirates - 0.0%
NMC Health PLC	9,611	344,507
United Kingdom - 11.2%
3i Group PLC	88,748	1,114,485
Admiral Group PLC	19,070	552,197
Anglo American PLC	95,184	2,524,438
Ashtead Group PLC	44,190	1,172,871
Associated British Foods PLC	32,485	967,629
AstraZeneca PLC	114,611	9,340,001
Auto Trader Group PLC (C)	85,202	537,875
Aviva PLC	362,316	2,030,981
Babcock International Group PLC	22,195	159,177
BAE Systems PLC	289,098	1,782,483
Barclays PLC	1,549,114	3,368,680
Barratt Developments PLC	91,663	727,379
Berkeley Group Holdings PLC	11,104	581,599
BP PLC	1,807,057	12,810,762
British American Tobacco PLC	207,653	7,613,196
BT Group PLC	762,683	2,175,246
Bunzl PLC	30,410	956,827
Burberry Group PLC	37,713	945,522
Centrica PLC	505,907	836,629
CNH Industrial NV	55,636	601,931
Coca-Cola European Partners PLC	975	45,681
Coca-Cola European Partners PLC (New York Stock Exchange)	25,562	1,204,993
Compass Group PLC	143,019	3,158,574
ConvaTec Group PLC (C)	119,829	210,764
Croda International PLC	11,759	750,225
Diageo PLC	222,596	8,619,844
Direct Line Insurance Group PLC	130,473	616,805
easyJet PLC	14,807	240,915
Experian PLC	82,509	2,146,440
Fiat Chrysler Automobiles NV (A)	59,598	880,734
G4S PLC	142,722	397,197
GlaxoSmithKline PLC	448,830	8,945,497
Hammerson PLC	72,516	367,357
Hargreaves Lansdown PLC	25,773	595,739
HSBC Holdings PLC	1,800,809	14,680,328
Imperial Brands PLC	86,297	2,875,613
Informa PLC	113,451	1,060,958
InterContinental Hotels Group PLC	15,388	920,119
International Consolidated Airlines Group SA	54,285	428,972
Intertek Group PLC	14,631	987,214
ITV PLC	328,009	569,801
J Sainsbury PLC	158,895	482,829
John Wood Group PLC	61,838	427,135
Johnson Matthey PLC	17,492	717,802
Kingfisher PLC	193,823	622,991
Land Securities Group PLC	66,128	789,737
Legal & General Group PLC	550,386	2,048,056
Lloyds Banking Group PLC	6,433,668	5,417,656
London Stock Exchange Group PLC	28,252	1,687,152
Marks & Spencer Group PLC	146,747	530,315
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Meggitt PLC	70,136	$501,761
Melrose Industries PLC	437,269	1,008,187
Merlin Entertainments PLC (C)	62,530	300,149
Micro Focus International PLC	39,225	975,100
Mondi PLC	32,997	755,390
Mondi, Ltd.	15,091	354,506
National Grid PLC	307,292	3,463,018
Next PLC	12,542	845,875
Pearson PLC	70,001	789,245
Persimmon PLC	28,145	909,059
Prudential PLC	236,295	4,981,920
Reckitt Benckiser Group PLC	60,737	4,638,746
RELX PLC	132,059	3,031,512
RELX PLC (Euronext Amsterdam Exchange)	46,416	1,065,454
Rio Tinto PLC	106,087	6,094,345
Rio Tinto, Ltd.	41,560	2,832,590
Rolls-Royce Holdings PLC (A)	152,131	1,929,878
Royal Mail PLC	79,550	298,976
RSA Insurance Group PLC	96,075	650,539
Schroders PLC	11,478	416,627
Segro PLC	96,706	848,139
Severn Trent PLC	21,315	570,945
Smith & Nephew PLC	78,877	1,498,718
Smiths Group PLC	35,580	675,742
SSE PLC	91,813	1,444,838
St. James's Place PLC	47,849	617,434
Standard Chartered PLC	254,066	2,026,067
Standard Life Aberdeen PLC	226,564	741,648
Taylor Wimpey PLC	296,860	713,679
Tesco PLC	885,238	2,656,296
The British Land Company PLC	83,514	668,400
The Royal Bank of Scotland Group PLC	437,089	1,537,185
The Sage Group PLC	96,998	850,873
The Weir Group PLC	22,645	492,502
Unilever NV	188,230	10,194,082
Unilever PLC	102,243	5,443,190
United Utilities Group PLC	61,016	679,940
Vodafone Group PLC	2,418,555	4,308,285
Whitbread PLC	16,651	1,072,121
Wm Morrison Supermarkets PLC	201,742	616,315
WPP PLC	114,604	1,256,365
		187,982,992
United States - 0.1%
Bausch Health Companies, Inc. (A)	26,576	631,305
Carnival PLC	15,556	872,213
International Flavors & Fragrances, Inc.	1	115
Nexteer Automotive Group, Ltd.	75,705	107,788
OneMarket, Ltd. (A)	8,279	3,850
		1,615,271
TOTAL COMMON STOCKS (Cost $1,592,240,700)		$1,586,704,422
PREFERRED SECURITIES - 1.3%
Brazil - 0.8%
Banco Bradesco SA	302,283	3,482,232
Braskem SA, A Shares	15,800	228,830
Centrais Eletricas Brasileiras SA, B Shares (A)	20,300	210,612
Cia Brasileira de Distribuicao	14,100	349,520
Cia Energetica de Minas Gerais	78,300	300,180
Gerdau SA	91,500	368,811
Itau Unibanco Holding SA	436,900	4,097,809
Itausa - Investimentos Itau SA	398,660	1,312,893

The accompanying notes are an integral part of the financial statements.	35

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Brazil (continued)
Lojas Americanas SA	65,300	$346,132
Petroleo Brasileiro SA	353,800	2,548,841
Telefonica Brasil SA	39,900	497,030
		13,742,890
Chile - 0.0%
Embotelladora Andina SA, B Shares	43,658	163,379
Sociedad Quimica y Minera de Chile SA, B Shares	14,735	612,449
		775,828
Colombia - 0.0%
Bancolombia SA	40,791	491,372
Grupo Aval Acciones y Valores SA	353,280	134,708
Grupo de Inversiones Suramericana SA	10,507	112,657
		738,737
Germany - 0.4%
Bayerische Motoren Werke AG	4,726	349,445
FUCHS PETROLUB SE	5,825	260,086
Henkel AG & Company KGaA	15,098	1,508,740
Porsche Automobil Holding SE	13,012	865,241
Sartorius AG	3,001	475,695
Volkswagen AG	15,720	2,695,481
		6,154,688
South Korea - 0.1%
Amorepacific Corp.	213	21,106
CJ Corp. (A)(D)	162	5,272
Hyundai Motor Company	722	47,268
Hyundai Motor Company, 2nd Preferred	1,108	79,136
LG Chem, Ltd.	237	46,321
LG Household & Health Care, Ltd.	62	41,268
Samsung Electronics Company, Ltd.	25,547	816,781
		1,057,152
TOTAL PREFERRED SECURITIES (Cost $21,626,415)		$22,469,295
EXCHANGE-TRADED FUNDS - 2.6%
iShares MSCI India ETF	985,444	32,214,164
KraneShares Bosera MSCI China A ETF	127,033	3,871,966
VanEck Vectors Russia ETF	327,345	6,684,385
TOTAL EXCHANGE-TRADED FUNDS (Cost $43,053,901)		$42,770,515
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-29-19; Strike Price: THB 10.50) (A)	34,533	789
TOTAL WARRANTS (Cost $0)		$789
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
SECURITIES LENDING COLLATERAL - 2.8%
John Hancock Collateral Trust, 2.5250% (E)(F)	4,770,055	$47,734,417
TOTAL SECURITIES LENDING COLLATERAL (Cost $47,727,482)		$47,734,417
SHORT-TERM INVESTMENTS - 1.5%
U.S. Government Agency - 1.5%
Federal Home Loan Bank Discount Note 2.200%, 03/01/2019 *	$24,900,000	24,900,000
TOTAL SHORT-TERM INVESTMENTS (Cost $24,900,000)		$24,900,000
Total Investments (International Strategic Equity Allocation Fund) (Cost $1,729,548,498) - 102.4%		$1,724,579,438
Other assets and liabilities, net - (2.4%)		(39,784,011)
TOTAL NET ASSETS - 100.0%		$1,684,795,427
Currency Abbreviations
THB	Thai Bhat
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 2-28-19.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 2-28-19.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Canadian Dollar Currency Futures	28	Long	Mar 2019	$2,102,137	$2,128,700	$26,563
Mini MSCI EAFE Index Futures	237	Long	Mar 2019	20,864,959	22,158,315	1,293,356
Mini MSCI Emerging Markets Index Futures	149	Long	Mar 2019	7,313,285	7,794,935	481,650
S&P/Toronto Stock Exchange 60 Index Futures	16	Long	Mar 2019	2,112,428	2,314,495	202,067
						$2,003,636

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	36

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

International Value Fund
	Shares or Principal Amount	Value
COMMON STOCKS - 53.2%
Canada - 3.6%
Alamos Gold, Inc., Class A (A)	705,960	$3,416,846
Cenovus Energy, Inc.	256,000	2,346,107
Goldcorp, Inc.	209,700	2,215,001
Husky Energy, Inc.	227,700	2,531,442
Wheaton Precious Metals Corp.	398,400	8,664,621
		19,174,017
China - 5.2%
Baidu, Inc., ADR (B)	26,540	4,313,812
China Life Insurance Company, Ltd., H Shares	1,731,000	4,780,820
China Telecom Corp., Ltd., H Shares	10,827,589	5,860,412
NetEase, Inc., ADR	10,000	2,232,200
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	1,091,200	2,452,164
Sinopec Engineering Group Company, Ltd., H Shares	6,475,500	5,886,483
Sinopharm Group Company, Ltd., H Shares	574,400	2,558,499
		28,084,390
Denmark - 1.0%
A.P. Moller - Maersk A/S, Series B	2,180	2,932,894
Vestas Wind Systems A/S	32,229	2,685,127
		5,618,021
France - 5.3%
AXA SA	147,567	3,736,581
BNP Paribas SA	143,028	7,321,736
Cie de Saint-Gobain	58,537	2,106,667
Cie Generale des Etablissements Michelin SCA	20,125	2,412,423
Sanofi	75,264	6,276,217
TOTAL SA	60,788	3,459,976
Veolia Environnement SA	135,590	2,975,057
		28,288,657
Germany - 3.1%
Bayer AG	53,282	4,256,750
E.ON SE	300,822	3,308,663
Gerresheimer AG	24,497	1,879,360
Merck KGaA	30,901	3,193,247
Siemens AG	12,240	1,337,138
Telefonica Deutschland Holding AG	766,279	2,512,600
		16,487,758
Hong Kong - 2.4%
China Mobile, Ltd.	432,500	4,568,270
CK Hutchison Holdings, Ltd.	507,000	5,394,514
Kunlun Energy Company, Ltd.	1,181,300	1,298,380
Swire Pacific, Ltd., Class A	45,000	535,342
Value Partners Group, Ltd.	1,514,400	1,231,200
		13,027,706
India - 0.6%
Hero MotoCorp, Ltd.	50,358	1,863,458
Jain Irrigation Systems, Ltd.	1,566,750	1,258,094
		3,121,552
Ireland - 0.9%
Bank of Ireland Group PLC	443,855	2,883,778
CRH PLC	59,013	1,870,387
		4,754,165
Israel - 1.0%
Teva Pharmaceutical Industries, Ltd., ADR (B)	303,350	5,105,381
Italy - 1.0%
Eni SpA	326,904	5,637,742
International Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan - 6.5%
Astellas Pharma, Inc.	298,000	$4,620,376
Ezaki Glico Company, Ltd.	39,400	1,998,867
Mitsui Fudosan Company, Ltd.	117,600	2,790,750
Panasonic Corp.	420,900	3,889,837
Seven & i Holdings Company, Ltd.	75,200	3,309,676
Sumitomo Metal Mining Company, Ltd.	74,500	2,184,200
Sumitomo Mitsui Financial Group, Inc.	74,900	2,661,445
Sumitomo Rubber Industries, Ltd.	217,100	2,798,306
Suntory Beverage & Food, Ltd.	60,100	2,647,572
Taiheiyo Cement Corp.	95,400	3,264,332
Takeda Pharmaceutical Company, Ltd.	123,004	4,950,046
		35,115,407
Luxembourg - 1.0%
SES SA	187,438	3,765,181
Tenaris SA	108,481	1,442,746
		5,207,927
Netherlands - 4.3%
Flow Traders (C)	49,229	1,429,576
ING Groep NV	419,007	5,538,485
NXP Semiconductors NV	43,000	3,926,760
Royal Dutch Shell PLC, B Shares	254,635	7,987,959
SBM Offshore NV	223,660	4,215,064
		23,097,844
Singapore - 0.8%
Singapore Telecommunications, Ltd.	1,898,400	4,227,864
Singapore Telecommunications, Ltd., ADR (A)	1,700	37,817
		4,265,681
South Korea - 4.5%
Hana Financial Group, Inc.	108,053	3,729,830
KB Financial Group, Inc., ADR	133,383	5,245,953
Korea Electric Power Corp.	57,912	1,790,169
Lotte Chemical Corp.	11,573	3,277,790
Samsung Electronics Company, Ltd., GDR (C)	10,400	10,367,246
		24,410,988
Switzerland - 2.3%
Landis+Gyr Group AG (A)(B)	24,392	1,548,263
Roche Holding AG	26,590	7,379,370
UBS Group AG (B)	263,247	3,340,574
		12,268,207
Taiwan - 1.5%
Taiwan Semiconductor Manufacturing Company, Ltd.	1,033,000	7,926,957
Thailand - 1.2%
Bangkok Bank PCL	172,300	1,169,445
Bangkok Bank PCL, NVDR	539,000	3,573,322
Kasikornbank PCL, Foreign Quota Shares	53,700	337,250
Kasikornbank PCL, NVDR	242,000	1,516,034
		6,596,051
United Kingdom - 7.0%
BAE Systems PLC	349,314	2,153,755
Barclays PLC	1,671,095	3,633,938
BP PLC	1,335,508	9,467,812
Cobham PLC (B)	1,093,996	1,705,773
HSBC Holdings PLC	537,751	4,383,786
Johnson Matthey PLC	99,880	4,098,675
Kingfisher PLC	1,136,722	3,653,683
Standard Chartered PLC	929,782	7,414,612
Vodafone Group PLC	628,252	1,119,135
		37,631,169
TOTAL COMMON STOCKS (Cost $231,115,002)		$285,819,620

The accompanying notes are an integral part of the financial statements.	37

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

International Value Fund (continued)
	Shares or Principal Amount	Value
SECURITIES LENDING COLLATERAL - 1.0%
John Hancock Collateral Trust, 2.5250% (D)(E)	524,608	$5,249,803
TOTAL SECURITIES LENDING COLLATERAL (Cost $5,247,269)		$5,249,803
SHORT-TERM INVESTMENTS - 5.1%
U.S. Government Agency - 5.1%
Federal Home Loan Bank Discount Note 2.250%, 03/01/2019 *	$27,600,000	27,600,000
TOTAL SHORT-TERM INVESTMENTS (Cost $27,600,000)		$27,600,000
Total Investments (International Value Fund) (Cost $263,962,271) - 59.3%		$318,669,423
Other assets and liabilities, net - 40.7%		218,863,262
TOTAL NET ASSETS - 100.0%		$537,532,685
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	All or a portion of this security is on loan as of 2-28-19.
(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 2-28-19.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
Mid Cap Stock Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 91.9%
Communication services – 7.2%
Entertainment – 5.1%
Electronic Arts, Inc. (A)	218,448	$20,922,949
Spotify Technology SA (A)	292,430	40,981,140
Take-Two Interactive Software, Inc. (A)	236,997	20,680,358
		82,584,447
Interactive media and services – 2.1%
TripAdvisor, Inc. (A)	285,542	15,182,268
Zillow Group, Inc., Class C (A)(B)	451,985	18,892,973
		34,075,241
		116,659,688
Consumer discretionary – 17.0%
Diversified consumer services – 1.3%
Grand Canyon Education, Inc. (A)	175,329	20,282,059
Hotels, restaurants and leisure – 8.5%
Chipotle Mexican Grill, Inc. (A)	53,214	32,329,101
Hilton Grand Vacations, Inc. (A)	417,098	13,259,545
Marriott Vacations Worldwide Corp.	223,475	21,753,057
Norwegian Cruise Line Holdings, Ltd. (A)	458,083	25,437,349
Planet Fitness, Inc., Class A (A)	336,092	19,755,488
Vail Resorts, Inc.	121,392	25,296,879
		137,831,419
Internet and direct marketing retail – 3.6%
Wayfair, Inc., Class A (A)(B)	351,501	58,236,686
Mid Cap Stock Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Leisure products – 0.9%
Polaris Industries, Inc.	170,519	$14,533,334
Specialty retail – 1.5%
Floor & Decor Holdings, Inc., Class A (A)(B)	643,102	23,910,532
JAND, Inc., Class A (A)(C)(D)	57,523	905,412
		24,815,944
Textiles, apparel and luxury goods – 1.2%
Under Armour, Inc., Class A (A)	201,836	4,551,402
Under Armour, Inc., Class C (A)	771,299	15,487,684
		20,039,086
		275,738,528
Consumer staples – 4.5%
Beverages – 2.9%
Monster Beverage Corp. (A)	745,514	47,586,159
Food products – 1.6%
Lamb Weston Holdings, Inc.	361,123	25,029,435
		72,615,594
Energy – 1.1%
Oil, gas and consumable fuels – 1.1%
Diamondback Energy, Inc.	61,172	6,296,434
WPX Energy, Inc. (A)	945,975	11,673,332
		17,969,766
Financials – 2.5%
Capital markets – 2.5%
TD Ameritrade Holding Corp.	715,159	40,284,906
Health care – 21.5%
Biotechnology – 7.7%
Bluebird Bio, Inc. (A)(B)	26,593	4,127,765
Exact Sciences Corp. (A)	617,385	56,182,035
Galapagos NV (A)	119,740	11,719,656
Galapagos NV, ADR (A)	18,212	1,777,855
Ionis Pharmaceuticals, Inc. (A)	307,676	21,841,919
Sage Therapeutics, Inc. (A)	112,457	17,908,777
Seattle Genetics, Inc. (A)	140,995	10,473,109
		124,031,116
Health care equipment and supplies – 12.5%
Align Technology, Inc. (A)	196,784	50,961,152
DexCom, Inc. (A)	115,448	16,085,370
Edwards Lifesciences Corp. (A)	161,459	27,333,394
Haemonetics Corp. (A)	443,395	38,517,724
Insulet Corp. (A)(B)	330,318	31,020,163
Penumbra, Inc. (A)(B)	172,442	23,050,322
Tandem Diabetes Care, Inc. (A)	244,620	16,039,733
		203,007,858
Health care technology – 1.2%
Veeva Systems, Inc., Class A (A)	164,144	19,354,219
Pharmaceuticals – 0.1%
Elanco Animal Health, Inc. (A)(B)	29,681	897,553
		347,290,746
Industrials – 9.3%
Aerospace and defense – 2.1%
Harris Corp.	209,576	34,565,370
Commercial services and supplies – 1.6%
The Brink's Company	315,284	24,882,213
Industrial conglomerates – 1.1%
Roper Technologies, Inc.	55,963	18,112,425
Machinery – 1.2%
IDEX Corp.	137,227	19,774,411

The accompanying notes are an integral part of the financial statements.	38

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Mid Cap Stock Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services – 3.3%
CoStar Group, Inc. (A)	117,057	$53,557,089
		150,891,508
Information technology – 28.7%
Electronic equipment, instruments and components – 2.0%
Zebra Technologies Corp., Class A (A)	161,981	32,478,810
IT services – 4.6%
GoDaddy, Inc., Class A (A)	285,701	21,327,580
Shopify, Inc., Class A (A)	176,225	33,332,959
Square, Inc., Class A (A)	248,569	20,193,746
		74,854,285
Semiconductors and semiconductor equipment – 3.1%
Advanced Micro Devices, Inc. (A)	1,547,500	36,412,675
Universal Display Corp. (B)	87,656	13,081,781
		49,494,456
Software – 19.0%
2U, Inc. (A)(B)	346,085	25,506,465
Autodesk, Inc. (A)	160,930	26,233,199
Birst, Inc. (A)(D)	748,062	38,900
DraftKings, Inc. (A)(C)(D)	2,143,227	5,058,016
Fair Isaac Corp. (A)	87,875	21,777,183
Guidewire Software, Inc. (A)	514,437	47,194,450
Pivotal Software, Inc., Class A (A)	808,942	18,136,480
ServiceNow, Inc. (A)	247,292	59,211,596
Splunk, Inc. (A)	277,677	37,730,751
Workday, Inc., Class A (A)	337,724	66,845,715
		307,732,755
		464,560,306
Real estate – 0.1%
Real estate management and development – 0.1%
WeWork Companies, Inc., Class A (A)(C)(D)	15,058	946,395
TOTAL COMMON STOCKS (Cost $1,073,722,888)		$1,486,957,437
PREFERRED SECURITIES – 6.2%
Communication services – 2.8%
Interactive media and services – 2.4%
Lookout, Inc., Series F (A)(C)(D)	392,767	2,753,297
Uber Technologies, Inc. (A)(C)(D)	809,084	35,154,700
		37,907,997
Media – 0.4%
Pinterest, Inc., Series G (A)(C)(D)	960,835	6,648,978
		44,556,975
Consumer discretionary – 1.2%
Diversified consumer services – 0.3%
The Honest Company, Inc., Series C (A)(C)(D)	142,030	4,370,263
Internet and direct marketing retail – 0.8%
Coupang LLC (A)(C)(D)	2,300,670	13,115,660
One Kings Lane, Inc. (A)(D)	529,764	84,762
		13,200,422
Specialty retail – 0.1%
JAND, Inc., Series D (A)(C)(D)	128,449	2,021,787
		19,592,472
Information technology – 0.8%
Software – 0.8%
Essence Group Holdings Corp. (A)(C)(D)	2,958,957	8,048,363
MarkLogic Corp., Series F (A)(C)(D)	507,686	5,153,013
		13,201,376
Real estate – 1.4%
Mid Cap Stock Fund (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Real estate management and development – 1.4%
WeWork Companies, Inc., Series D1 (A)(C)(D)	205,905	$13,048,200
WeWork Companies, Inc., Series D2 (A)(C)(D)	161,782	10,252,125
		23,300,325
TOTAL PREFERRED SECURITIES (Cost $55,103,756)		$100,651,148
SECURITIES LENDING COLLATERAL – 7.7%
John Hancock Collateral Trust, 2.5250% (E)(F)	12,536,303	125,452,034
TOTAL SECURITIES LENDING COLLATERAL (Cost $125,422,468)		$125,452,034
SHORT-TERM INVESTMENTS – 2.1%
Repurchase agreement – 2.1%
Societe Generale SA Tri-Party Repurchase Agreement dated 2-28-19 at 2.570% to be repurchased at $33,302,377 on 3-1-19, collateralized by $7,627,000 U.S. Treasury Bonds, 3.125% due 5-15-48 (valued at $7,775,988, including interest) and $26,751,300 U.S. Treasury Notes, 1.750% due 2-28-22 (valued at $26,190,058, including interest)	$33,300,000	33,300,000
TOTAL SHORT-TERM INVESTMENTS (Cost $33,300,000)		$33,300,000
Total Investments (Mid Cap Stock Fund) (Cost $1,287,549,112) – 107.9%		$1,746,360,619
Other assets and liabilities, net – (7.9%)		(128,443,721)
TOTAL NET ASSETS – 100.0%		$1,617,916,898
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 2-28-19.
(C)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to financial statements.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 2-28-19.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Mid Value Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 90.9%
Communication services – 3.3%
Entertainment – 1.3%
Viacom, Inc., Class B	573,537	$16,758,751
Media – 2.0%
CBS Corp., Class B	120,962	6,073,502
DISH Network Corp., Class A (A)	25,300	822,503
News Corp., Class A	1,281,940	16,690,859
Scholastic Corp.	82,883	3,506,780
		27,093,644
		43,852,395
Consumer discretionary – 2.9%
Diversified consumer services – 0.8%
Strategic Education, Inc.	76,880	10,054,366

The accompanying notes are an integral part of the financial statements.	39

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail – 1.2%
The Gap, Inc.	109,600	$2,783,840
Tiffany & Company	143,907	13,676,921
		16,460,761
Textiles, apparel and luxury goods – 0.9%
Ralph Lauren Corp.	91,321	11,430,650
		37,945,777
Consumer staples – 11.1%
Beverages – 1.6%
Carlsberg A/S, Class B	167,644	20,311,084
Molson Coors Brewing Company, Class B	5,500	339,130
		20,650,214
Food and staples retailing – 2.5%
Sysco Corp.	93,683	6,328,287
The Kroger Company	880,132	25,814,272
		32,142,559
Food products – 5.1%
Archer-Daniels-Midland Company	242,503	10,306,378
Bunge, Ltd.	494,162	26,230,119
Campbell Soup Company	230,795	8,313,236
Flowers Foods, Inc.	1,040,450	21,298,012
Hostess Brands, Inc. (A)	93,370	1,133,512
		67,281,257
Household products – 0.8%
Kimberly-Clark Corp.	90,006	10,515,401
Personal products – 1.1%
Edgewell Personal Care Company (A)	320,332	14,209,928
		144,799,359
Energy – 11.2%
Energy equipment and services – 1.0%
Frank's International NV (A)	555,933	3,480,141
SEACOR Holdings, Inc. (A)	53,315	2,381,048
SEACOR Marine Holdings, Inc. (A)	190,011	2,606,951
Tidewater, Inc. (A)(B)	172,500	3,957,150
		12,425,290
Oil, gas and consumable fuels – 10.2%
Apache Corp.	259,584	8,612,997
ARC Resources, Ltd. (B)	734,001	5,544,261
Cameco Corp.	1,026,018	11,891,549
Canadian Natural Resources, Ltd.	413,201	11,734,908
EQT Corp.	1,509,955	27,360,385
Equitrans Midstream Corp.	862,373	15,212,260
Hess Corp.	301,369	17,434,197
Imperial Oil, Ltd.	729,926	19,766,396
Murphy Oil Corp.	412,951	11,934,284
NAC Kazatomprom JSC (A)(C)	290,197	4,287,951
		133,779,188
		146,204,478
Financials – 17.0%
Banks – 2.6%
Fifth Third Bancorp	628,501	17,334,058
Popular, Inc.	87,084	4,909,796
Westamerica Bancorporation	178,878	11,498,278
		33,742,132
Capital markets – 4.2%
Franklin Resources, Inc.	473,756	15,449,183
Lazard, Ltd., Class A	361,522	13,531,768
Northern Trust Corp.	281,142	26,202,434
		55,183,385
Consumer finance – 2.2%
Ally Financial, Inc.	329,656	8,930,381
Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer finance (continued)
Synchrony Financial	601,808	$19,624,959
		28,555,340
Diversified financial services – 1.5%
Groupe Bruxelles Lambert SA	31,230	3,002,466
Jefferies Financial Group, Inc.	143,406	2,906,840
Pargesa Holding SA, Bearer Shares	97,997	8,040,062
Voya Financial, Inc.	104,942	5,306,917
		19,256,285
Insurance – 5.8%
Brighthouse Financial, Inc. (A)	106,725	4,132,392
Brown & Brown, Inc.	425,333	12,598,363
CNA Financial Corp.	330,245	14,273,189
Kemper Corp.	127,773	10,617,936
Loews Corp.	485,537	23,121,272
Marsh & McLennan Companies, Inc.	122,227	11,369,556
		76,112,708
Thrifts and mortgage finance – 0.7%
Capitol Federal Financial, Inc.	661,728	8,847,303
		221,697,153
Health care – 14.5%
Biotechnology – 2.0%
Alkermes PLC (A)	355,323	11,821,596
Incyte Corp. (A)	87,031	7,504,683
Seattle Genetics, Inc. (A)	91,932	6,828,709
		26,154,988
Health care equipment and supplies – 5.3%
Baxter International, Inc.	275,591	20,594,915
DENTSPLY SIRONA, Inc.	352,300	14,712,048
Hologic, Inc. (A)	391,424	18,455,642
Zimmer Biomet Holdings, Inc.	120,642	14,974,085
		68,736,690
Health care providers and services – 4.6%
Cardinal Health, Inc.	246,456	13,392,419
Covetrus, Inc. (A)	36,100	1,291,658
Henry Schein, Inc. (A)	30,900	1,832,370
MEDNAX, Inc. (A)	190,151	6,257,869
Patterson Companies, Inc. (B)	835,024	18,829,791
Select Medical Holdings Corp. (A)	1,257,785	18,640,374
		60,244,481
Pharmaceuticals – 2.6%
Amneal Pharmaceuticals, Inc. (A)	94,111	1,273,322
Elanco Animal Health, Inc. (A)(B)	104,288	3,153,669
Perrigo Company PLC	422,636	20,582,373
Teva Pharmaceutical Industries, Ltd., ADR (A)	534,226	8,991,024
		34,000,388
		189,136,547
Industrials – 7.8%
Aerospace and defense – 2.3%
Cobham PLC (A)	3,548,110	5,532,264
Textron, Inc.	460,624	25,011,883
		30,544,147
Air freight and logistics – 2.0%
C.H. Robinson Worldwide, Inc.	176,837	15,982,528
Expeditors International of Washington, Inc.	138,483	10,379,301
		26,361,829
Commercial services and supplies – 0.6%
Cintas Corp.	37,070	7,658,662

The accompanying notes are an integral part of the financial statements.	40

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery – 2.2%
AGCO Corp.	112,313	$7,590,113
PACCAR, Inc.	13,700	928,860
Wabtec Corp. (B)	76,278	5,588,126
Xylem, Inc. (B)	188,362	14,230,749
		28,337,848
Road and rail – 0.7%
J.B. Hunt Transport Services, Inc.	16,800	1,808,856
Kansas City Southern	73,792	8,016,763
		9,825,619
		102,728,105
Information technology – 1.8%
Electronic equipment, instruments and components – 0.9%
AVX Corp.	379,033	6,898,401
National Instruments Corp.	115,268	5,387,626
		12,286,027
Semiconductors and semiconductor equipment – 0.2%
Applied Materials, Inc.	68,900	2,641,626
Technology hardware, storage and peripherals – 0.7%
Western Digital Corp.	169,600	8,530,880
		23,458,533
Materials – 8.2%
Chemicals – 1.2%
CF Industries Holdings, Inc.	28,715	1,211,773
FMC Corp.	32,680	2,924,860
PPG Industries, Inc.	48,633	5,445,437
RPM International, Inc.	112,400	6,504,588
		16,086,658
Construction materials – 1.1%
Summit Materials, Inc., Class A (A)	256,900	4,367,300
Vulcan Materials Company	85,726	9,555,020
		13,922,320
Metals and mining – 5.9%
Barrick Gold Corp.	1,353,669	17,110,376
Cia de Minas Buenaventura SAA, ADR	426,775	7,101,536
Franco-Nevada Corp.	219,487	16,535,538
Freeport-McMoRan, Inc.	415,400	5,358,660
Newmont Mining Corp.	668,530	22,810,244
Nucor Corp.	132,353	8,016,621
		76,932,975
		106,941,953
Real estate – 7.3%
Equity real estate investment trusts – 6.2%
Equity Commonwealth	619,517	20,227,230
Equity Residential	225,132	16,589,977
Rayonier, Inc.	692,392	20,404,792
Regency Centers Corp.	111,860	7,298,865
Weyerhaeuser Company	670,976	16,700,593
		81,221,457
Real estate management and development – 1.1%
Realogy Holdings Corp. (B)	730,092	9,929,251
The St. Joe Company (A)	271,794	4,223,679
		14,152,930
		95,374,387
Utilities – 5.8%
Electric utilities – 4.0%
Entergy Corp.	68,557	6,398,425
FirstEnergy Corp.	808,804	32,958,757
PG&E Corp. (A)	772,965	13,163,594
		52,520,776
Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Independent power and renewable electricity producers – 1.0%
Vistra Energy Corp. (A)	515,730	$13,429,609
Multi-utilities – 0.8%
Dominion Energy, Inc.	135,618	10,047,938
		75,998,323
TOTAL COMMON STOCKS (Cost $1,049,445,745)		$1,188,137,010
PREFERRED SECURITIES – 0.2%
Consumer staples – 0.2%
Food products – 0.2%
Bunge, Ltd., 4.875%	31,449	3,058,415
TOTAL PREFERRED SECURITIES (Cost $3,563,298)		$3,058,415
SECURITIES LENDING COLLATERAL – 2.5%
John Hancock Collateral Trust, 2.5250% (D)(E)	3,308,622	33,109,713
TOTAL SECURITIES LENDING COLLATERAL (Cost $33,101,168)		$33,109,713
SHORT-TERM INVESTMENTS – 8.6%
Money market funds – 8.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3457% (D)	2,542,960	2,542,960
T. Rowe Price Government Reserve Fund, 2.4359% (D)	109,157,652	109,157,652
		111,700,612
TOTAL SHORT-TERM INVESTMENTS (Cost $111,700,612)		$111,700,612
Total Investments (Mid Value Fund) (Cost $1,197,810,823) – 102.2%		$1,336,005,750
Other assets and liabilities, net – (2.2%)		(28,886,132)
TOTAL NET ASSETS – 100.0%		$1,307,119,618
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 2-28-19.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 2-28-19.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Multi-Index Lifestyle Aggressive Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 66.5%
Equity - 66.5%
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	19,602,055	$214,054,439
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $243,242,668)		$214,054,439
UNAFFILIATED INVESTMENT COMPANIES - 33.9%
Exchange-traded funds - 33.9%
Financial Select Sector SPDR Fund	215,163	5,706,123
iShares Edge MSCI Min Vol USA ETF	283,653	16,304,374
iShares Global Infrastructure ETF	21,509	943,600
Vanguard Dividend Appreciation ETF	99,595	10,846,891
Vanguard Energy ETF	49,468	4,353,679

The accompanying notes are an integral part of the financial statements.	41

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Multi-Index Lifestyle Aggressive Portfolio (continued)
	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES (continued)
Exchange-traded funds (continued)
Vanguard FTSE All World ex-US Small-Cap ETF	62,591	$6,501,327
Vanguard FTSE Developed Markets ETF	29,547	1,205,518
Vanguard FTSE Emerging Markets ETF	325,735	13,557,091
Vanguard Global ex-U.S. Real Estate ETF	16,419	934,898
Vanguard Health Care ETF	24,985	4,320,406
Vanguard Information Technology ETF	19,382	3,747,704
Vanguard Materials ETF	15,028	1,852,201
Vanguard Mid-Cap ETF	139,610	22,218,932
Vanguard Real Estate ETF	33,400	2,805,266
Vanguard S&P 500 ETF	14,592	3,736,573
Vanguard Small-Cap ETF	64,041	9,901,379
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $97,691,589)		$108,935,962
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3457% (D)	1,001	1,001
TOTAL SHORT-TERM INVESTMENTS (Cost $1,001)		$1,001
Total Investments (Multi-Index Lifestyle Aggressive Portfolio) (Cost $340,935,258) - 100.4%		$322,991,402
Other assets and liabilities, net - (0.4%)		(1,359,166)
TOTAL NET ASSETS - 100.0%		$321,632,236
Security Abbreviations and Legend
JHAM	John Hancock Asset Management
JHF II	John Hancock Funds II
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	The rate shown is the annualized seven-day yield as of 2-28-19.
Multi-Index Lifestyle Balanced Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 39.8%
Equity - 39.8%
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	32,196,931	$351,590,486
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $395,485,689)		$351,590,486
UNAFFILIATED INVESTMENT COMPANIES - 60.3%
Exchange-traded funds - 60.3%
Financial Select Sector SPDR Fund (D)	413,686	10,970,953
Invesco Senior Loan ETF (D)	1,703,937	38,849,764
iShares Edge MSCI Min Vol USA ETF	776,479	44,632,013
iShares Global Infrastructure ETF	41,290	1,811,392
iShares JP Morgan USD Emerging Markets Bond ETF	241,446	26,286,226
iShares TIPS Bond ETF	93,267	10,341,445
SPDR Bloomberg Barclays High Yield Bond ETF (D)	560,664	20,010,098
SPDR Bloomberg Barclays Short Term High Yield Bond ETF (D)	488,092	13,261,460
Vanguard Dividend Appreciation ETF	272,642	29,693,440
Vanguard Energy ETF	93,926	8,266,427
Vanguard FTSE All World ex-US Small-Cap ETF	82,046	8,522,118
Vanguard FTSE Developed Markets ETF	1,090	44,472
Multi-Index Lifestyle Balanced Portfolio (continued)
	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES (continued)
Exchange-traded funds (continued)
Vanguard FTSE Emerging Markets ETF	184,258	$7,668,818
Vanguard Global ex-U.S. Real Estate ETF	31,025	1,766,564
Vanguard Health Care ETF	33,601	5,810,285
Vanguard Information Technology ETF	29,035	5,614,208
Vanguard Intermediate-Term Corporate Bond ETF	901,631	76,674,700
Vanguard Materials ETF	28,930	3,565,623
Vanguard Mid-Cap ETF	195,376	31,094,090
Vanguard Real Estate ETF	63,881	5,365,365
Vanguard S&P 500 ETF	175	44,812
Vanguard Short-Term Bond ETF	457,201	36,105,163
Vanguard Short-Term Corporate Bond ETF	501,619	39,632,917
Vanguard Short-Term Inflation-Protected Securities ETF	429,167	20,715,891
Vanguard Small-Cap ETF (D)	81,365	12,579,843
Vanguard Total Bond Market ETF	775,887	61,931,300
Xtrackers USD High Yield Corporate Bond ETF	221,956	10,966,846
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $513,433,173)		$532,226,233
SECURITIES LENDING COLLATERAL - 7.7%
John Hancock Collateral Trust, 2.5250% (E)(F)	6,840,575	68,454,319
TOTAL SECURITIES LENDING COLLATERAL (Cost $68,433,449)		$68,454,319
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3457% (E)	1,029	1,029
TOTAL SHORT-TERM INVESTMENTS (Cost $1,029)		$1,029
Total Investments (Multi-Index Lifestyle Balanced Portfolio) (Cost $977,353,340) - 107.8%		$952,272,067
Other assets and liabilities, net - (7.8%)		(69,179,506)
TOTAL NET ASSETS - 100.0%		$883,092,561
Security Abbreviations and Legend
JHAM	John Hancock Asset Management
JHF II	John Hancock Funds II
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	All or a portion of this security is on loan as of 2-28-19.
(E)	The rate shown is the annualized seven-day yield as of 2-28-19.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Multi-Index Lifestyle Conservative Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 12.1%
Equity - 12.1%
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	1,790,763	$19,555,136
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $21,302,580)		$19,555,136

The accompanying notes are an integral part of the financial statements.	42

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Multi-Index Lifestyle Conservative Portfolio (continued)
	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES - 88.0%
Exchange-traded funds - 88.0%
Invesco Senior Loan ETF (D)	491,807	$11,213,200
iShares Edge MSCI Min Vol USA ETF	85,975	4,941,843
iShares Global Infrastructure ETF (D)	5,348	234,617
iShares JP Morgan USD Emerging Markets Bond ETF	70,294	7,652,908
iShares TIPS Bond ETF	34,502	3,825,582
SPDR Bloomberg Barclays High Yield Bond ETF (D)	140,505	5,014,623
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	122,028	3,315,501
Vanguard Dividend Appreciation ETF	30,189	3,287,884
Vanguard Energy ETF (D)	12,289	1,081,555
Vanguard FTSE Developed Markets ETF	198	8,078
Vanguard FTSE Emerging Markets ETF	6,636	276,190
Vanguard Global ex-U.S. Real Estate ETF	4,071	231,803
Vanguard Intermediate-Term Bond ETF	105,161	8,655,802
Vanguard Intermediate-Term Corporate Bond ETF	337,083	28,665,538
Vanguard Materials ETF	3,746	461,695
Vanguard Mid-Cap ETF	7,521	1,196,967
Vanguard Real Estate ETF	8,351	701,400
Vanguard Short-Term Bond ETF	152,406	12,035,502
Vanguard Short-Term Corporate Bond ETF	201,876	15,950,223
Vanguard Short-Term Inflation-Protected Securities ETF	158,791	7,664,842
Vanguard Small-Cap ETF	2,454	379,412
Vanguard Total Bond Market ETF	286,418	22,861,885
Xtrackers USD High Yield Corporate Bond ETF (D)	55,096	2,722,293
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $142,227,815)		$142,379,343
SECURITIES LENDING COLLATERAL - 5.6%
John Hancock Collateral Trust, 2.5250% (E)(F)	913,955	9,146,036
TOTAL SECURITIES LENDING COLLATERAL (Cost $9,141,680)		$9,146,036
SHORT-TERM INVESTMENTS - 0.2%
Money market funds - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3457% (E)	352,478	352,478
TOTAL SHORT-TERM INVESTMENTS (Cost $352,478)		$352,478
Total Investments (Multi-Index Lifestyle Conservative Portfolio) (Cost $173,024,553) - 105.9%		$171,432,993
Other assets and liabilities, net - (5.9%)		(9,614,632)
TOTAL NET ASSETS - 100.0%		$161,818,361
Security Abbreviations and Legend
JHAM	John Hancock Asset Management
JHF II	John Hancock Funds II
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	All or a portion of this security is on loan as of 2-28-19.
(E)	The rate shown is the annualized seven-day yield as of 2-28-19.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Multi-Index Lifestyle Growth Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 53.0%
Equity - 53.0%
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	37,554,569	$410,095,888
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $464,769,434)		$410,095,888
UNAFFILIATED INVESTMENT COMPANIES - 47.2%
Exchange-traded funds - 47.2%
Financial Select Sector SPDR Fund	441,828	11,717,279
Invesco Senior Loan ETF (D)	650,315	14,827,182
iShares Edge MSCI Min Vol USA ETF	703,668	40,446,837
iShares Global Infrastructure ETF (D)	43,562	1,911,065
iShares JP Morgan USD Emerging Markets Bond ETF	137,537	14,973,653
iShares TIPS Bond ETF	40,018	4,437,196
SPDR Bloomberg Barclays High Yield Bond ETF (D)	242,180	8,643,404
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	215,964	5,867,742
Vanguard Dividend Appreciation ETF	247,127	26,914,602
Vanguard Energy ETF	99,905	8,792,639
Vanguard FTSE All World ex-US Small-Cap ETF	114,753	11,919,394
Vanguard FTSE Developed Markets ETF	226,405	9,237,324
Vanguard FTSE Emerging Markets ETF	396,769	16,513,526
Vanguard Global ex-U.S. Real Estate ETF	33,098	1,884,600
Vanguard Health Care ETF	40,373	6,981,299
Vanguard Information Technology ETF	32,884	6,358,450
Vanguard Intermediate-Term Corporate Bond ETF	403,260	34,293,230
Vanguard Materials ETF	30,584	3,769,478
Vanguard Mid-Cap ETF	249,436	39,697,739
Vanguard Real Estate ETF	67,661	5,682,847
Vanguard S&P 500 ETF	152	38,923
Vanguard Short-Term Bond ETF	210,032	16,586,227
Vanguard Short-Term Corporate Bond ETF	226,011	17,857,129
Vanguard Short-Term Inflation-Protected Securities ETF	184,048	8,883,997
Vanguard Small-Cap ETF	92,808	14,349,046
Vanguard Total Bond Market ETF	347,721	27,755,090
Xtrackers USD High Yield Corporate Bond ETF	102,347	5,056,965
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $343,666,413)		$365,396,863
SECURITIES LENDING COLLATERAL - 3.3%
John Hancock Collateral Trust, 2.5250% (E)(F)	2,551,720	25,535,313
TOTAL SECURITIES LENDING COLLATERAL (Cost $25,531,138)		$25,535,313
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3457% (E)	1,029	1,029
TOTAL SHORT-TERM INVESTMENTS (Cost $1,029)		$1,029
Total Investments (Multi-Index Lifestyle Growth Portfolio) (Cost $833,968,014) - 103.5%		$801,029,093
Other assets and liabilities, net - (3.5%)		(27,105,906)
TOTAL NET ASSETS - 100.0%		$773,923,187
Security Abbreviations and Legend
JHAM	John Hancock Asset Management
JHF II	John Hancock Funds II
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.

The accompanying notes are an integral part of the financial statements.	43

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Multi-Index Lifestyle Growth Portfolio (continued)
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	All or a portion of this security is on loan as of 2-28-19.
(E)	The rate shown is the annualized seven-day yield as of 2-28-19.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Multi-Index Lifestyle Moderate Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 25.9%
Equity - 25.9%
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	5,719,214	$62,453,815
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $70,116,642)		$62,453,815
UNAFFILIATED INVESTMENT COMPANIES - 74.2%
Exchange-traded funds - 74.2%
Invesco Senior Loan ETF (D)	592,781	13,515,407
iShares Edge MSCI Min Vol USA ETF	219,616	12,623,528
iShares Global Infrastructure ETF	8,848	388,162
iShares JP Morgan USD Emerging Markets Bond ETF	88,875	9,675,821
iShares TIPS Bond ETF	35,682	3,956,420
SPDR Bloomberg Barclays High Yield Bond ETF (D)	209,428	7,474,485
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	181,700	4,936,789
Vanguard Dividend Appreciation ETF	77,254	8,413,733
Vanguard Energy ETF	20,246	1,781,850
Vanguard FTSE Developed Markets ETF	299	12,199
Vanguard FTSE Emerging Markets ETF	4,531	188,580
Vanguard Global ex-U.S. Real Estate ETF	6,757	384,744
Vanguard Intermediate-Term Bond ETF (D)	67,552	5,560,205
Vanguard Intermediate-Term Corporate Bond ETF (D)	399,665	33,987,512
Vanguard Materials ETF	6,200	764,150
Vanguard Mid-Cap ETF	30,460	4,847,709
Vanguard Real Estate ETF	13,773	1,156,794
Vanguard S&P 500 ETF	48	12,291
Vanguard Short-Term Bond ETF (D)	133,840	10,569,345
Vanguard Short-Term Corporate Bond ETF	230,255	18,192,448
Vanguard Short-Term Inflation-Protected Securities ETF	163,886	7,910,777
Vanguard Small-Cap ETF	8,682	1,342,324
Vanguard Total Bond Market ETF	340,720	27,196,270
Xtrackers USD High Yield Corporate Bond ETF	82,078	4,055,474
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $175,990,946)		$178,947,017
SECURITIES LENDING COLLATERAL - 26.8%
John Hancock Collateral Trust, 2.5250% (E)(F)	6,468,738	64,733,303
TOTAL SECURITIES LENDING COLLATERAL (Cost $64,727,028)		$64,733,303
SHORT-TERM INVESTMENTS - 0.2%
Money market funds - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3457% (E)	354,240	354,240
TOTAL SHORT-TERM INVESTMENTS (Cost $354,240)		$354,240
Total Investments (Multi-Index Lifestyle Moderate Portfolio) (Cost $311,188,856) - 127.1%		$306,488,375
Other assets and liabilities, net - (27.1%)		(65,305,798)
TOTAL NET ASSETS - 100.0%		$241,182,577
Multi-Index Lifestyle Moderate Portfolio (continued)
Security Abbreviations and Legend
JHAM	John Hancock Asset Management
JHF II	John Hancock Funds II
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	All or a portion of this security is on loan as of 2-28-19.
(E)	The rate shown is the annualized seven-day yield as of 2-28-19.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Real Estate Securities Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 98.5%
Information technology – 0.5%
IT services – 0.5%
IT consulting and other services – 0.5%
InterXion Holding NV (A)	31,035	$2,032,788
Real estate – 98.0%
Equity real estate investment trusts – 98.0%
Diversified REITs – 5.9%
Essential Properties Realty Trust, Inc.	237,349	4,027,813
Liberty Property Trust	165,187	7,818,301
STORE Capital Corp.	350,157	11,369,598
		23,215,712
Health care REITs – 11.7%
HCP, Inc.	440,527	13,555,016
Healthcare Trust of America, Inc., Class A	160,030	4,559,255
Omega Healthcare Investors, Inc.	146,245	5,250,196
Physicians Realty Trust	292,014	5,276,693
Welltower, Inc.	240,536	17,874,230
		46,515,390
Hotel and resort REITs – 6.4%
MGM Growth Properties LLC, Class A	290,177	8,925,845
Ryman Hospitality Properties, Inc.	125,778	10,186,760
Sunstone Hotel Investors, Inc.	415,000	6,245,750
		25,358,355
Industrial REITs – 8.6%
Americold Realty Trust	248,132	7,133,795
Prologis, Inc.	258,988	18,144,699
Rexford Industrial Realty, Inc.	261,178	8,953,182
		34,231,676
Office REITs – 12.9%
Alexandria Real Estate Equities, Inc.	109,202	14,839,460
Columbia Property Trust, Inc.	63,733	1,378,545
Douglas Emmett, Inc.	230,776	8,907,954
JBG SMITH Properties	172,065	6,932,499
Kilroy Realty Corp.	72,378	5,334,982
Paramount Group, Inc.	338,401	4,859,438
Vornado Realty Trust	134,711	9,067,397
		51,320,275
Residential REITs – 19.0%
American Campus Communities, Inc.	142,760	6,432,766
Apartment Investment & Management Company, A Shares	201,505	9,859,621
Equity LifeStyle Properties, Inc.	131,572	14,293,982
Equity Residential	264,748	19,509,280
Essex Property Trust, Inc.	46,173	12,921,052

The accompanying notes are an integral part of the financial statements.	44

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Real Estate Securities Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Mid-America Apartment Communities, Inc.	118,525	$12,276,820
		75,293,521
Retail REITs – 17.5%
Acadia Realty Trust	196,730	5,604,838
Agree Realty Corp.	73,255	4,815,051
Kimco Realty Corp.	534,654	9,404,564
Realty Income Corp.	176,004	12,172,437
Regency Centers Corp.	123,775	8,076,319
Retail Properties of America, Inc., Class A	224,630	2,798,890
Simon Property Group, Inc.	145,438	26,347,549
		69,219,648
Specialized REITs – 16.0%
CoreSite Realty Corp.	58,571	5,988,885
Crown Castle International Corp.	43,231	5,133,681
CubeSmart	350,318	10,733,744
CyrusOne, Inc.	129,978	6,478,104
Equinix, Inc.	37,506	15,883,791
Extra Space Storage, Inc.	149,437	14,336,986
Iron Mountain, Inc.	90,874	3,218,757
Public Storage	6,878	1,454,628
		63,228,576
		388,383,153
TOTAL COMMON STOCKS (Cost $324,172,720)		$390,415,941
SHORT-TERM INVESTMENTS – 0.4%
Money market funds – 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3457% (B)	1,334,959	1,334,959
TOTAL SHORT-TERM INVESTMENTS (Cost $1,334,959)		$1,334,959
Total Investments (Real Estate Securities Fund) (Cost $325,507,679) – 98.9%		$391,750,900
Other assets and liabilities, net – 1.1%		4,548,272
TOTAL NET ASSETS – 100.0%		$396,299,172
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 2-28-19.
Science & Technology Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 89.2%
Communication services – 17.4%
Entertainment – 0.9%
Electronic Arts, Inc. (A)	4,035	$386,472
Netflix, Inc. (A)	4,040	1,446,724
Zynga, Inc., Class A (A)	32,480	169,546
		2,002,742
Interactive media and services – 15.0%
Alphabet, Inc., Class A (A)	2,985	3,362,752
Alphabet, Inc., Class C (A)	6,289	7,043,177
Facebook, Inc., Class A (A)	109,446	17,670,051
Mail.Ru Group, Ltd., GDR (A)	101,326	2,409,210
NAVER Corp.	18,132	2,142,361
Tencent Holdings, Ltd.	40,775	1,746,117
Yandex NV, Class A (A)	2,855	98,212
		34,471,880
Science & Technology Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media – 1.5%
MultiChoice Group, Ltd. (A)	13,145	$97,978
Naspers, Ltd., N Shares	13,145	2,834,969
News Corp., Class A	46,740	608,555
		3,541,502
		40,016,124
Consumer discretionary – 13.0%
Automobiles – 0.9%
Tesla, Inc. (A)	5,947	1,902,326
Internet and direct marketing retail – 12.1%
Alibaba Group Holding, Ltd., ADR (A)	19,548	3,577,870
Amazon.com, Inc. (A)	4,890	8,018,769
Booking Holdings, Inc. (A)	3,064	5,199,731
Ctrip.com International, Ltd., ADR (A)	206,664	7,053,442
GrubHub, Inc. (A)	1,375	112,173
Zalando SE (A)(B)	104,134	3,840,908
		27,802,893
		29,705,219
Health care – 0.8%
Biotechnology – 0.3%
Grifols SA, ADR	34,548	666,085
Health care equipment and supplies – 0.3%
Intuitive Surgical, Inc. (A)	1,374	752,416
Health care technology – 0.2%
Veeva Systems, Inc., Class A (A)	2,770	326,611
		1,745,112
Industrials – 0.2%
Electrical equipment – 0.2%
Bloom Energy Corp., Class A (A)	37,804	547,024
Information technology – 57.3%
Communications equipment – 0.8%
Arista Networks, Inc. (A)	4,595	1,310,724
Cisco Systems, Inc.	7,095	367,308
Nokia OYJ, ADR (C)	16,730	101,886
Viavi Solutions, Inc. (A)	8,380	110,029
		1,889,947
Electronic equipment, instruments and components – 1.1%
CDW Corp.	1,540	144,591
Cognex Corp.	3,635	194,109
Coherent, Inc. (A)	8,318	1,106,959
Largan Precision Company, Ltd.	5,000	702,819
Samsung SDI Company, Ltd.	1,825	384,718
		2,533,196
IT services – 10.7%
Capgemini SE	2,680	320,335
DXC Technology Company	33,345	2,196,102
Mastercard, Inc., Class A	10,975	2,466,851
MongoDB, Inc. (A)(C)	17,580	1,785,425
Okta, Inc. (A)	50,850	4,316,148
PayPal Holdings, Inc. (A)	19,770	1,938,844
Perspecta, Inc.	11,965	252,462
Square, Inc., Class A (A)	50,435	4,097,339
Total System Services, Inc.	1,540	145,376
Twilio, Inc., Class A (A)	41,750	5,080,558
Visa, Inc., Class A	13,935	2,064,052
		24,663,492
Semiconductors and semiconductor equipment – 16.5%
Applied Materials, Inc.	57,036	2,186,760
ASML Holding NV	7,658	1,400,928
Broadcom, Inc.	9,525	2,622,804
Cree, Inc. (A)	41,111	2,236,850
Cypress Semiconductor Corp.	24,565	379,038

The accompanying notes are an integral part of the financial statements.	45

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Science & Technology Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Infineon Technologies AG	63,495	$1,395,442
Intel Corp.	9,125	483,260
KLA-Tencor Corp.	4,030	465,425
Lam Research Corp.	21,268	3,745,082
Marvell Technology Group, Ltd.	162,903	3,249,915
Maxim Integrated Products, Inc.	34,756	1,891,769
Microchip Technology, Inc. (C)	22,795	1,980,202
Micron Technology, Inc. (A)	107,900	4,410,952
NVIDIA Corp.	26,054	4,019,090
ON Semiconductor Corp. (A)	95,925	2,060,469
Qorvo, Inc. (A)	19,358	1,357,770
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	2,610	101,921
Teradyne, Inc.	13,635	556,717
Texas Instruments, Inc.	31,564	3,338,840
		37,883,234
Software – 23.4%
Adobe, Inc. (A)	2,005	526,313
Aspen Technology, Inc. (A)	1,135	114,306
Atlassian Corp. PLC, Class A (A)	10,860	1,167,233
Autodesk, Inc. (A)	875	142,634
AVEVA Group PLC	12,270	489,208
Elastic NV (A)(C)	8,721	789,774
Ellie Mae, Inc. (A)	8,004	796,318
FireEye, Inc. (A)	5,655	94,778
ForeScout Technologies, Inc. (A)	1,745	72,487
Fortinet, Inc. (A)	8,605	746,828
Guidewire Software, Inc. (A)	1,125	103,208
HubSpot, Inc. (A)	1,330	223,945
Intuit, Inc.	4,129	1,020,400
Micro Focus International PLC	5,565	138,341
Microsoft Corp.	80,772	9,048,887
Mimecast, Ltd. (A)	1,745	84,249
New Relic, Inc. (A)	2,175	230,006
Nutanix, Inc., Class A (A)	39,005	1,953,760
Oracle Corp.	17,555	915,142
Palo Alto Networks, Inc. (A)	8,595	2,116,691
Paycom Software, Inc. (A)	31,530	5,729,947
Proofpoint, Inc. (A)	16,890	1,994,540
RealPage, Inc. (A)	3,395	207,808
RingCentral, Inc., Class A (A)	34,200	3,600,918
salesforce.com, Inc. (A)	22,314	3,651,686
ServiceNow, Inc. (A)	25,340	6,067,410
Sophos Group PLC (B)	21,630	94,318
Symantec Corp.	134,594	3,027,019
Synopsys, Inc. (A)	26,036	2,647,340
Tableau Software, Inc., Class A (A)	13,420	1,770,098
Temenos AG (A)	1,580	228,421
Workday, Inc., Class A (A)	14,885	2,946,188
Zendesk, Inc. (A)	3,635	287,238
Zscaler, Inc. (A)	12,255	608,828
		53,636,267
Technology hardware, storage and peripherals – 4.8%
Apple, Inc.	5,790	1,002,539
NetApp, Inc.	59,765	3,896,678
Pure Storage, Inc., Class A (A)	11,775	241,152
Samsung Electronics Company, Ltd.	144,145	5,768,947
		10,909,316
		131,515,452
Materials – 0.5%
Chemicals – 0.5%
DowDuPont, Inc.	20,859	1,110,325
TOTAL COMMON STOCKS (Cost $170,185,143)		$204,639,256
Science & Technology Fund (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES – 1.1%
Consumer discretionary – 0.8%
Internet and direct marketing retail – 0.8%
Airbnb, Inc., Series E (A)(D)(E)	16,398	$1,768,852
Information technology – 0.3%
Software – 0.3%
DiDi Chuxing, Inc. (A)(D)(E)	16,798	806,136
TOTAL PREFERRED SECURITIES (Cost $1,987,267)		$2,574,988
EXCHANGE-TRADED FUNDS – 2.2%
Altaba, Inc. (A)	68,614	5,117,918
TOTAL EXCHANGE-TRADED FUNDS (Cost $3,018,050)		$5,117,918
SECURITIES LENDING COLLATERAL – 1.5%
John Hancock Collateral Trust, 2.5250% (F)(G)	338,791	3,390,314
TOTAL SECURITIES LENDING COLLATERAL (Cost $3,388,727)		$3,390,314
SHORT-TERM INVESTMENTS – 7.2%
Money market funds – 5.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3457% (F)	1,949,546	1,949,546
T. Rowe Price Government Reserve Fund, 2.4359% (F)	11,620,478	11,620,478
		13,570,024
Repurchase agreement – 1.3%
Repurchase Agreement with State Street Corp. dated 2-28-19 at 1.300% to be repurchased at $2,935,106 on 3-1-19, collateralized by $2,995,000 U.S. Treasury Notes, 2.500% due 2-28-21 (valued at $2,995,000, including interest)	$2,935,000	2,935,000
TOTAL SHORT-TERM INVESTMENTS (Cost $16,505,024)		$16,505,024
Total Investments (Science & Technology Fund) (Cost $195,084,211) – 101.2%		$232,227,500
Other assets and liabilities, net – (1.2%)		(2,801,225)
TOTAL NET ASSETS – 100.0%		$229,426,275
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 2-28-19.
(D)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to financial statements.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	The rate shown is the annualized seven-day yield as of 2-28-19.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	46

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Stock Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 97.1%
Communication services – 0.6%
Wireless telecommunication services – 0.6%
Boingo Wireless, Inc. (A)	39,335	$879,924
Consumer discretionary – 19.0%
Auto components – 0.6%
LCI Industries	10,292	838,592
Automobiles – 0.8%
Winnebago Industries, Inc.	35,723	1,165,641
Diversified consumer services – 1.1%
Grand Canyon Education, Inc. (A)	13,771	1,593,029
Hotels, restaurants and leisure – 4.7%
Boyd Gaming Corp.	57,156	1,700,963
Marriott Vacations Worldwide Corp.	28,451	2,769,420
Planet Fitness, Inc., Class A (A)	44,089	2,591,551
		7,061,934
Household durables – 2.2%
Century Communities, Inc. (A)	58,925	1,345,258
Roku, Inc. (A)(B)	8,337	552,660
Skyline Champion Corp.	75,501	1,499,450
		3,397,368
Internet and direct marketing retail – 3.0%
Etsy, Inc. (A)	15,745	1,122,146
Wayfair, Inc., Class A (A)(B)	20,867	3,457,245
		4,579,391
Specialty retail – 3.6%
Five Below, Inc. (A)	12,500	1,504,375
Floor & Decor Holdings, Inc., Class A (A)	34,227	1,272,560
RH (A)(B)	9,129	1,402,123
Sleep Number Corp. (A)	28,314	1,235,906
		5,414,964
Textiles, apparel and luxury goods – 3.0%
Carter's, Inc.	27,474	2,677,067
Under Armour, Inc., Class A (A)(B)	13,911	313,693
Under Armour, Inc., Class C (A)	78,873	1,583,770
		4,574,530
		28,625,449
Consumer staples – 2.8%
Beverages – 1.3%
MGP Ingredients, Inc. (B)	24,590	2,012,692
Food and staples retailing – 1.5%
Performance Food Group Company (A)	56,648	2,182,647
		4,195,339
Energy – 1.1%
Oil, gas and consumable fuels – 1.1%
Centennial Resource Development, Inc., Class A (A)(B)	65,115	590,593
Viper Energy Partners LP	32,204	1,059,834
		1,650,427
Financials – 5.8%
Banks – 4.1%
BancorpSouth Bank	42,251	1,376,960
CenterState Bank Corp.	36,895	976,242
Sterling Bancorp	72,257	1,468,985
Texas Capital Bancshares, Inc. (A)	14,357	876,208
Union Bankshares Corp.	43,434	1,544,947
		6,243,342
Consumer finance – 0.7%
Green Dot Corp., Class A (A)	16,429	1,060,492
Small Cap Stock Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance – 1.0%
MGIC Investment Corp. (A)	117,333	$1,522,982
		8,826,816
Health care – 28.5%
Biotechnology – 8.0%
Abeona Therapeutics, Inc. (A)(B)	47,177	331,183
Amicus Therapeutics, Inc. (A)(B)	72,892	881,993
Arena Pharmaceuticals, Inc. (A)	25,040	1,249,997
CytomX Therapeutics, Inc. (A)	30,269	339,618
Exact Sciences Corp. (A)	28,373	2,581,943
G1 Therapeutics, Inc. (A)	22,655	418,211
Galapagos NV, ADR (A)	9,715	948,378
Heron Therapeutics, Inc. (A)(B)	32,077	849,078
Karyopharm Therapeutics, Inc. (A)	39,593	163,519
Nightstar Therapeutics PLC, ADR (A)(B)	42,936	636,312
Portola Pharmaceuticals, Inc. (A)(B)	15,804	485,341
Ra Pharmaceuticals, Inc. (A)	34,657	667,840
Rhythm Pharmaceuticals, Inc. (A)	28,881	828,307
Sage Therapeutics, Inc. (A)	4,985	793,861
Sangamo Therapeutics, Inc. (A)(B)	43,942	395,917
UroGen Pharma, Ltd. (A)(B)	11,689	449,792
		12,021,290
Health care equipment and supplies – 10.3%
Globus Medical, Inc., Class A (A)	36,358	1,770,271
Haemonetics Corp. (A)	18,003	1,563,921
Hill-Rom Holdings, Inc.	20,466	2,170,419
Insulet Corp. (A)	42,036	3,947,601
Merit Medical Systems, Inc. (A)	38,459	2,143,320
Penumbra, Inc. (A)	14,064	1,879,935
Tandem Diabetes Care, Inc. (A)	31,764	2,082,765
		15,558,232
Health care providers and services – 1.9%
Amedisys, Inc. (A)	9,246	1,149,278
Molina Healthcare, Inc. (A)	12,500	1,682,875
		2,832,153
Health care technology – 5.0%
HMS Holdings Corp. (A)	66,402	2,288,213
Omnicell, Inc. (A)	34,775	2,954,136
Teladoc Health, Inc. (A)(B)	13,536	871,177
Veeva Systems, Inc., Class A (A)	11,601	1,367,874
		7,481,400
Life sciences tools and services – 1.9%
PRA Health Sciences, Inc. (A)	14,817	1,585,123
Syneos Health, Inc. (A)	32,791	1,369,680
		2,954,803
Pharmaceuticals – 1.4%
Aerie Pharmaceuticals, Inc. (A)	17,612	821,952
MyoKardia, Inc. (A)	17,280	775,008
Revance Therapeutics, Inc. (A)	35,732	605,300
		2,202,260
		43,050,138
Industrials – 11.1%
Aerospace and defense – 0.5%
Axon Enterprise, Inc. (A)	13,576	730,796
Commercial services and supplies – 1.8%
The Brink's Company	34,481	2,721,241
Construction and engineering – 1.0%
Argan, Inc.	32,976	1,533,384
Electrical equipment – 1.6%
EnerSys	32,429	2,393,909
Machinery – 4.1%
Actuant Corp., Class A	68,650	1,678,493

The accompanying notes are an integral part of the financial statements.	47

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Stock Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
ITT, Inc.	46,239	$2,670,765
Rexnord Corp. (A)	71,181	1,898,397
		6,247,655
Professional services – 2.1%
CoStar Group, Inc. (A)	3,176	1,453,115
TriNet Group, Inc. (A)	27,972	1,714,404
		3,167,519
		16,794,504
Information technology – 19.9%
Electronic equipment, instruments and components – 1.7%
Zebra Technologies Corp., Class A (A)	12,999	2,606,429
IT services – 2.3%
EPAM Systems, Inc. (A)	9,910	1,603,240
LiveRamp Holdings, Inc. (A)	21,981	1,181,479
ManTech International Corp., Class A	13,848	752,639
		3,537,358
Semiconductors and semiconductor equipment – 2.8%
Entegris, Inc.	54,938	1,940,960
Tower Semiconductor, Ltd. (A)	81,414	1,459,753
Universal Display Corp. (B)	4,975	742,469
		4,143,182
Software – 13.1%
2U, Inc. (A)	18,746	1,381,580
DraftKings, Inc. (A)(C)(D)	151,487	357,509
Everbridge, Inc. (A)	22,821	1,613,673
Fair Isaac Corp. (A)	8,718	2,160,495
Five9, Inc. (A)	44,763	2,374,230
Globant SA (A)	23,584	1,624,702
Guidewire Software, Inc. (A)	13,800	1,266,012
HubSpot, Inc. (A)	9,637	1,622,678
Mimecast, Ltd. (A)	63,040	3,043,571
Pivotal Software, Inc., Class A (A)	52,993	1,188,103
The Trade Desk, Inc., Class A (A)	10,614	2,096,690
Zendesk, Inc. (A)	12,207	964,597
		19,693,840
		29,980,809
Materials – 3.2%
Chemicals – 1.7%
Cabot Corp.	26,017	1,219,677
Ingevity Corp. (A)	11,034	1,271,337
		2,491,014
Metals and mining – 1.5%
Carpenter Technology Corp.	48,966	2,298,464
		4,789,478
Real estate – 5.1%
Equity real estate investment trusts – 4.0%
Agree Realty Corp.	30,865	2,028,756
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	63,705	1,568,417
NexPoint Residential Trust, Inc.	33,201	1,193,244
Xenia Hotels & Resorts, Inc.	66,940	1,307,338
		6,097,755
Real estate management and development – 1.1%
Kennedy-Wilson Holdings, Inc.	77,446	1,609,328
		7,707,083
TOTAL COMMON STOCKS (Cost $109,794,776)		$146,499,967
PREFERRED SECURITIES – 0.8%
Consumer discretionary – 0.3%
Small Cap Stock Fund (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Diversified consumer services – 0.3%
The Honest Company, Inc., Series D (A)(C)(D)	12,795	$465,994
Information technology – 0.5%
Software – 0.5%
MarkLogic Corp., Series F (A)(C)(D)	72,325	734,099
TOTAL PREFERRED SECURITIES (Cost $1,425,432)		$1,200,093
SECURITIES LENDING COLLATERAL – 9.4%
John Hancock Collateral Trust, 2.5250% (E)(F)	1,423,581	14,245,915
TOTAL SECURITIES LENDING COLLATERAL (Cost $14,240,440)		$14,245,915
SHORT-TERM INVESTMENTS – 1.7%
Repurchase agreement – 1.7%
Deutsche Bank Tri-Party Repurchase Agreement dated 2-28-19 at 2.570% to be repurchased at $2,500,178 on 3-1-19, collateralized by $2,532,600 U.S. Treasury Notes, 2.750% due 8-15-21 (valued at $2,550,043, including interest)	$2,500,000	2,500,000
TOTAL SHORT-TERM INVESTMENTS (Cost $2,500,000)		$2,500,000
Total Investments (Small Cap Stock Fund) (Cost $127,960,648) – 109.0%		$164,445,975
Other assets and liabilities, net – (9.0%)		(13,636,074)
TOTAL NET ASSETS – 100.0%		$150,809,901
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 2-28-19.
(C)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to financial statements.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 2-28-19.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Company Value Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 97.5%
Communication services – 1.8%
Entertainment – 0.3%
Rosetta Stone, Inc. (A)	39,072	$629,450
Media – 1.5%
Cable One, Inc.	2,209	2,096,319
Scholastic Corp.	15,400	651,574
		2,747,893
		3,377,343
Consumer discretionary – 9.3%
Auto components – 2.2%
Dorman Products, Inc. (A)	18,520	1,498,268
Garrett Motion, Inc. (A)	69,000	1,155,060
LCI Industries	11,814	962,605

The accompanying notes are an integral part of the financial statements.	48

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Small Company Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Auto components (continued)
Visteon Corp. (A)	5,910	$506,251
		4,122,184
Distributors – 1.0%
Pool Corp.	11,554	1,843,325
Diversified consumer services – 1.5%
American Public Education, Inc. (A)	28,931	934,761
Strategic Education, Inc.	15,222	1,990,733
		2,925,494
Hotels, restaurants and leisure – 0.5%
Marriott Vacations Worldwide Corp.	5,896	573,917
Red Robin Gourmet Burgers, Inc. (A)	11,000	334,510
		908,427
Household durables – 0.7%
Cavco Industries, Inc. (A)	9,295	1,286,707
CSS Industries, Inc.	21,889	150,815
		1,437,522
Specialty retail – 2.4%
Aaron's, Inc.	39,913	2,166,877
Boot Barn Holdings, Inc. (A)	7,064	201,324
Express, Inc. (A)	31,700	164,840
Lumber Liquidators Holdings, Inc. (A)(B)	51,604	609,443
Monro, Inc.	10,600	808,886
Party City Holdco, Inc. (A)(B)	51,535	536,479
		4,487,849
Textiles, apparel and luxury goods – 1.0%
Culp, Inc.	35,611	660,584
Steven Madden, Ltd.	39,388	1,299,410
		1,959,994
		17,684,795
Consumer staples – 3.4%
Food and staples retailing – 0.8%
BJ's Wholesale Club Holdings, Inc. (A)	14,886	376,914
PriceSmart, Inc.	10,700	691,862
SpartanNash Company	25,580	485,508
		1,554,284
Food products – 2.6%
Nomad Foods, Ltd. (A)	128,800	2,588,880
Post Holdings, Inc. (A)	13,582	1,383,734
The Simply Good Foods Company (A)	46,049	942,163
		4,914,777
		6,469,061
Energy – 4.9%
Energy equipment and services – 1.7%
Frank's International NV (A)	159,172	996,417
Keane Group, Inc. (A)	109,372	1,205,279
Oceaneering International, Inc. (A)	34,800	537,660
TETRA Technologies, Inc. (A)	253,280	605,339
		3,344,695
Oil, gas and consumable fuels – 3.2%
Centennial Resource Development, Inc., Class A (A)(B)	100,509	911,617
International Seaways, Inc. (A)	53,252	886,113
Jagged Peak Energy, Inc. (A)(B)	59,276	561,344
Kosmos Energy, Ltd. (A)	89,600	573,440
Matador Resources Company (A)	55,782	1,037,545
REX American Resources Corp. (A)	8,900	709,419
WPX Energy, Inc. (A)	109,910	1,356,289
		6,035,767
		9,380,462
Financials – 24.9%
Small Company Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks – 14.9%
Atlantic Capital Bancshares, Inc. (A)	32,507	$626,735
BankUnited, Inc.	58,100	2,120,069
BOK Financial Corp.	11,388	1,029,931
Columbia Banking System, Inc.	49,470	1,873,924
East West Bancorp, Inc.	22,112	1,207,536
FB Financial Corp.	28,984	1,027,483
Glacier Bancorp, Inc.	37,450	1,641,059
Heritage Commerce Corp.	39,700	554,609
Heritage Financial Corp.	29,723	978,481
Home BancShares, Inc.	154,900	3,017,452
Hope Bancorp, Inc.	65,800	959,364
Howard Bancorp, Inc. (A)	39,378	522,546
Live Oak Bancshares, Inc. (B)	22,931	371,712
National Bank Holdings Corp., Class A	44,710	1,615,372
Origin Bancorp, Inc.	18,500	667,110
Pinnacle Financial Partners, Inc.	16,380	961,342
Popular, Inc.	26,780	1,509,856
Prosperity Bancshares, Inc.	21,806	1,623,457
SVB Financial Group (A)	1,886	466,144
Texas Capital Bancshares, Inc. (A)	16,860	1,028,966
Towne Bank	58,600	1,615,602
Webster Financial Corp.	25,180	1,445,836
Wintrust Financial Corp.	18,130	1,335,637
		28,200,223
Capital markets – 2.0%
Cboe Global Markets, Inc.	4,188	401,671
Hercules Capital, Inc.	79,194	1,108,716
Houlihan Lokey, Inc.	18,426	847,227
Main Street Capital Corp. (B)	20,000	780,400
Virtus Investment Partners, Inc.	6,319	646,497
		3,784,511
Consumer finance – 1.2%
Green Dot Corp., Class A (A)	35,253	2,275,581
Insurance – 2.2%
Assured Guaranty, Ltd.	12,712	530,853
Employers Holdings, Inc.	19,700	820,702
ProAssurance Corp.	28,860	1,171,716
Safety Insurance Group, Inc.	8,600	768,324
State Auto Financial Corp.	27,100	912,457
		4,204,052
Mortgage real estate investment trusts – 0.3%
Redwood Trust, Inc.	37,830	578,799
Thrifts and mortgage finance – 4.3%
Beneficial Bancorp, Inc.	68,673	1,107,009
Meridian Bancorp, Inc.	63,100	1,027,899
PCSB Financial Corp.	38,022	772,987
PDL Community Bancorp (A)	40,566	531,009
PennyMac Financial Services, Inc.	33,900	790,548
Radian Group, Inc.	69,300	1,410,948
Sterling Bancorp, Inc.	43,711	441,044
United Financial Bancorp, Inc.	65,191	1,012,416
WSFS Financial Corp.	25,904	1,121,125
		8,214,985
		47,258,151
Health care – 7.2%
Biotechnology – 0.4%
Array BioPharma, Inc. (A)	779	17,870
Momenta Pharmaceuticals, Inc. (A)	34,225	482,230
Ultragenyx Pharmaceutical, Inc. (A)	2,651	170,035
Xencor, Inc. (A)	4,900	148,666
		818,801

The accompanying notes are an integral part of the financial statements.	49

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Small Company Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies – 3.8%
Atrion Corp.	2,930	$2,304,064
Avanos Medical, Inc. (A)	35,000	1,647,800
Quidel Corp. (A)	38,716	2,538,221
West Pharmaceutical Services, Inc.	7,713	807,937
		7,298,022
Health care providers and services – 3.0%
Molina Healthcare, Inc. (A)	13,518	1,819,928
Patterson Companies, Inc.	24,000	541,200
Select Medical Holdings Corp. (A)	77,228	1,144,519
The Ensign Group, Inc.	42,190	2,086,296
		5,591,943
		13,708,766
Industrials – 13.4%
Aerospace and defense – 2.0%
Cubic Corp.	25,512	1,574,090
Triumph Group, Inc. (B)	93,339	2,161,731
		3,735,821
Building products – 0.6%
Universal Forest Products, Inc.	38,120	1,180,576
Commercial services and supplies – 2.1%
Brady Corp., Class A	18,540	877,127
McGrath RentCorp	21,177	1,267,232
MSA Safety, Inc.	8,900	920,171
Stericycle, Inc. (A)	8,000	356,640
The Brink's Company	6,500	512,980
		3,934,150
Construction and engineering – 0.6%
Aegion Corp. (A)	62,900	1,091,944
Electrical equipment – 0.4%
Thermon Group Holdings, Inc. (A)	28,200	701,616
Machinery – 3.4%
Blue Bird Corp. (A)	31,020	576,972
CIRCOR International, Inc. (A)	32,971	1,039,576
ESCO Technologies, Inc.	22,330	1,545,013
Hillenbrand, Inc.	16,160	715,726
Lydall, Inc. (A)	15,009	422,503
RBC Bearings, Inc. (A)	7,320	1,025,898
Sun Hydraulics Corp.	25,641	1,219,999
		6,545,687
Marine – 0.4%
Kirby Corp. (A)	9,630	714,739
Professional services – 1.4%
FTI Consulting, Inc. (A)	22,800	1,690,848
Huron Consulting Group, Inc. (A)	8,300	380,306
Navigant Consulting, Inc.	23,310	479,953
Upwork, Inc. (A)	5,437	128,803
		2,679,910
Road and rail – 2.2%
Genesee & Wyoming, Inc., Class A (A)	16,550	1,357,100
Landstar System, Inc.	20,779	2,258,262
Universal Logistics Holdings, Inc.	28,500	631,275
		4,246,637
Trading companies and distributors – 0.3%
Beacon Roofing Supply, Inc. (A)	17,463	633,383
		25,464,463
Information technology – 11.4%
Communications equipment – 0.8%
Harmonic, Inc. (A)	261,054	1,441,018
Electronic equipment, instruments and components – 4.7%
Belden, Inc.	54,600	3,373,733
Small Company Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Knowles Corp. (A)	82,300	$1,339,844
Littelfuse, Inc.	15,164	2,928,017
Mesa Laboratories, Inc.	4,300	989,387
Methode Electronics, Inc.	13,870	389,192
		9,020,173
IT services – 1.4%
Conduent, Inc. (A)	85,200	1,245,624
GTT Communications, Inc. (A)(B)	26,010	813,073
I3 Verticals, Inc., Class A (A)	30,030	631,831
		2,690,528
Semiconductors and semiconductor equipment – 1.9%
Cabot Microelectronics Corp.	12,776	1,444,966
Cypress Semiconductor Corp.	11,500	177,445
Entegris, Inc.	16,300	575,879
MaxLinear, Inc. (A)	41,400	1,040,796
Rudolph Technologies, Inc. (A)	19,200	433,536
		3,672,622
Software – 2.6%
Ceridian HCM Holding, Inc. (A)(B)	23,141	1,134,372
Cision, Ltd. (A)	79,089	1,029,739
Q2 Holdings, Inc. (A)	13,570	933,887
RealPage, Inc. (A)	12,600	771,246
The Descartes Systems Group, Inc. (A)	2,553	88,181
Zendesk, Inc. (A)	11,904	940,654
		4,898,079
Technology hardware, storage and peripherals – 0.0%
Cray, Inc. (A)	364	8,929
		21,731,349
Materials – 3.8%
Chemicals – 1.3%
American Vanguard Corp.	33,100	621,618
Minerals Technologies, Inc.	17,700	1,047,840
Quaker Chemical Corp.	3,917	818,614
		2,488,072
Containers and packaging – 0.8%
Myers Industries, Inc.	74,874	1,428,596
Metals and mining – 1.5%
Carpenter Technology Corp.	28,700	1,347,178
Constellium NV, Class A (A)	81,700	772,882
Reliance Steel & Aluminum Company	8,944	798,252
		2,918,312
Paper and forest products – 0.2%
Clearwater Paper Corp. (A)	13,178	376,891
		7,211,871
Real estate – 10.8%
Equity real estate investment trusts – 10.3%
Acadia Realty Trust	30,160	859,258
American Campus Communities, Inc.	23,790	1,071,977
Cedar Realty Trust, Inc.	317,931	1,106,400
Douglas Emmett, Inc.	22,727	877,262
EastGroup Properties, Inc.	18,100	1,912,446
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	45,777	1,127,030
Healthcare Realty Trust, Inc.	51,200	1,620,480
JBG SMITH Properties	34,007	1,370,142
Kilroy Realty Corp.	13,900	1,024,569
PotlatchDeltic Corp.	27,880	1,003,401
PS Business Parks, Inc.	9,910	1,458,455
QTS Realty Trust, Inc., Class A	10,773	449,557
Retail Opportunity Investments Corp.	20,830	357,651

The accompanying notes are an integral part of the financial statements.	50

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Small Company Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Saul Centers, Inc.	21,100	$1,195,737
Sunstone Hotel Investors, Inc.	94,650	1,424,483
Terreno Realty Corp.	45,750	1,871,175
Washington Real Estate Investment Trust	36,300	961,587
		19,691,610
Real estate management and development – 0.5%
The St. Joe Company (A)	58,500	909,090
		20,600,700
Utilities – 6.6%
Electric utilities – 1.9%
MGE Energy, Inc.	9,600	613,632
PNM Resources, Inc.	43,790	1,912,747
Portland General Electric Company	21,000	1,052,940
		3,579,319
Gas utilities – 3.3%
Atmos Energy Corp.	8,552	845,365
Chesapeake Utilities Corp.	24,500	2,205,245
ONE Gas, Inc.	27,100	2,342,795
RGC Resources, Inc.	12,253	337,693
Southwest Gas Holdings, Inc.	5,900	483,446
		6,214,544
Multi-utilities – 0.8%
NorthWestern Corp.	23,590	1,616,859
Water utilities – 0.6%
California Water Service Group	21,600	1,123,632
		12,534,354
TOTAL COMMON STOCKS (Cost $118,166,384)		$185,421,315
SECURITIES LENDING COLLATERAL – 2.9%
John Hancock Collateral Trust, 2.5250% (C)(D)	546,508	5,468,964
TOTAL SECURITIES LENDING COLLATERAL (Cost $5,466,687)		$5,468,964
SHORT-TERM INVESTMENTS – 1.5%
Money market funds – 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3457% (C)	500,000	500,000
T. Rowe Price Government Reserve Fund, 2.4359% (C)	2,346,763	2,346,763
		2,846,763
TOTAL SHORT-TERM INVESTMENTS (Cost $2,846,763)		$2,846,763
Total Investments (Small Company Value Fund) (Cost $126,479,834) – 101.9%		$193,737,042
Other assets and liabilities, net – (1.9%)		(3,567,533)
TOTAL NET ASSETS – 100.0%		$190,169,509
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 2-28-19.
(C)	The rate shown is the annualized seven-day yield as of 2-28-19.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Strategic Equity Allocation Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 96.2%
Communication services – 9.1%
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services – 1.7%
AT&T, Inc.	1,081,373	$33,652,328
ATN International, Inc.	1,232	69,152
BCE, Inc.	24,581	1,093,112
Bezeq The Israeli Telecommunication Corp., Ltd.	309,846	271,648
BT Group PLC	1,357,589	3,871,980
CenturyLink, Inc.	141,298	1,863,721
China Communications Services Corp., Ltd., H Shares	388,700	391,040
China Telecom Corp., Ltd., H Shares	2,266,996	1,227,007
China Tower Corp., Ltd., H Shares (A)(B)	6,478,000	1,534,680
China Unicom Hong Kong, Ltd.	1,002,316	1,184,210
Chunghwa Telecom Company, Ltd.	137,479	477,815
Cincinnati Bell, Inc. (B)	5,875	56,988
Cogent Communications Holdings, Inc.	4,952	241,212
Consolidated Communications Holdings, Inc. (C)	8,463	84,038
Deutsche Telekom AG	501,698	8,270,119
Elisa OYJ	20,693	868,016
Frontier Communications Corp. (B)(C)	13,423	40,940
HKT Trust & HKT, Ltd.	822,322	1,284,447
Iliad SA	3,377	350,920
Intelsat SA (B)	6,701	161,360
Iridium Communications, Inc. (B)	11,555	246,006
Koninklijke KPN NV	727,973	2,244,070
LG Uplus Corp.	5,681	75,659
Nippon Telegraph & Telephone Corp.	77,200	3,336,789
Ooma, Inc. (B)	2,504	40,840
Orange Polska SA (B)	83,483	119,591
Orange SA	253,338	3,872,197
ORBCOMM, Inc. (B)	9,125	64,331
PCCW, Ltd.	912,000	548,403
pdvWireless, Inc. (B)	1,160	45,565
Proximus SADP	26,401	696,834
Singapore Telecommunications, Ltd.	175,950	391,852
Singapore Telecommunications, Ltd.	1,102,050	2,459,639
Spark New Zealand, Ltd.	175,562	445,675
Swisscom AG	5,082	2,351,089
Telecom Italia SpA (B)	1,094,593	666,277
Telecom Italia SpA	602,945	328,147
Telefonica Deutschland Holding AG	109,583	359,319
Telefonica SA	732,319	6,316,554
Telekom Malaysia BHD	31,518	23,649
Telekomunikasi Indonesia Persero Tbk PT	6,842,060	1,878,358
Telenor ASA	39,488	770,088
Telia Company AB	443,537	1,923,600
Telkom SA SOC, Ltd.	62,916	311,677
Telstra Corp., Ltd.	831,854	1,848,145
TELUS Corp.	31,369	1,139,434
Tower Bersama Infrastructure Tbk PT	275,300	77,724
TPG Telecom, Ltd.	73,959	349,280
True Corp. PCL	96,400	16,519
True Corp. PCL, Foreign Quota Shares	1,462,200	250,492
United Internet AG	18,517	673,922
Verizon Communications, Inc.	613,939	34,945,408
Vonage Holdings Corp. (B)	26,551	272,944
Windstream Holdings, Inc. (B)	5,633	2,253
		126,087,063
Entertainment – 1.5%
Activision Blizzard, Inc.	140,559	5,923,156
Alibaba Pictures Group, Ltd. (B)	2,274,900	420,629
AMC Entertainment Holdings, Inc., Class A (C)	6,236	87,491
CD Projekt SA (B)	8,889	446,548
Cinemark Holdings, Inc.	28,706	1,080,207

The accompanying notes are an integral part of the financial statements.	51

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment (continued)
DeNA Company, Ltd.	12,100	$186,956
Electronic Arts, Inc. (B)	55,654	5,330,540
Eros International PLC (B)(C)	4,260	40,939
Glu Mobile, Inc. (B)	13,393	120,269
IMAX Corp. (B)	6,402	146,670
Konami Holdings Corp.	10,300	425,985
Liberty Media Corp.-Liberty Braves, Class A (B)	1,283	35,616
Liberty Media Corp.-Liberty Braves, Class C (B)	4,263	118,682
Live Nation Entertainment, Inc. (B)	37,345	2,112,233
LiveXLive Media, Inc. (B)(C)	3,828	22,777
NCSoft Corp.	912	373,943
NetEase, Inc., ADR	12,704	2,835,787
Netflix, Inc. (B)	80,330	28,766,173
Netmarble Corp. (A)(B)	1,348	141,097
Nexon Company, Ltd. (B)	49,600	790,933
Nintendo Company, Ltd.	12,639	3,466,108
Pearl Abyss Corp. (B)	294	47,071
Reading International, Inc., Class A (B)	2,165	34,878
Rosetta Stone, Inc. (B)	2,385	38,422
SFX Entertainment, Inc. (B)(D)	8,025	0
Take-Two Interactive Software, Inc. (B)	20,976	1,830,366
The Marcus Corp.	2,283	96,776
The Walt Disney Company	274,223	30,943,323
Toho Company, Ltd.	12,400	443,264
Twenty-First Century Fox, Inc., Class A	194,702	9,818,822
Twenty-First Century Fox, Inc., Class B	89,726	4,500,656
Ubisoft Entertainment SA (B)	10,081	726,744
Viacom, Inc., Class B	65,106	1,902,397
Vivendi SA	132,628	3,873,040
World Wrestling Entertainment, Inc., Class A	16,876	1,412,521
		108,541,019
Interactive media and services – 3.6%
58.com, Inc., ADR (B)	15,300	1,115,523
Alphabet, Inc., Class A (B)	55,072	62,041,362
Alphabet, Inc., Class C (B)	56,673	63,469,226
Auto Trader Group PLC (A)	150,544	950,375
Autohome, Inc., ADR (B)(C)	9,600	902,880
Baidu, Inc., ADR (B)	45,600	7,411,824
Care.com, Inc. (B)	2,367	59,625
Cargurus, Inc. (B)	6,022	257,320
Cars.com, Inc. (B)	25,334	596,362
Facebook, Inc., Class A (B)	442,550	71,449,698
Kakaku.com, Inc.	15,000	288,704
Kakao Corp.	2,594	238,329
Liberty TripAdvisor Holdings, Inc., Class A (B)	8,749	132,022
LINE Corp. (B)(C)	7,900	288,995
Momo, Inc., ADR (B)	23,700	786,129
NAVER Corp.	7,314	864,175
QuinStreet, Inc. (B)	5,300	70,967
REA Group, Ltd.	10,391	602,838
SINA Corp. (B)	10,500	707,385
Tencent Holdings, Ltd.	936,012	40,083,049
The Meet Group, Inc. (B)	8,390	50,340
TripAdvisor, Inc. (B)	18,861	1,002,839
TrueCar, Inc. (B)	11,272	81,609
Twitter, Inc. (B)	133,216	4,100,388
Weibo Corp., ADR (B)	9,000	650,250
Yahoo Japan Corp.	316,607	848,386
Yelp, Inc. (B)	30,376	1,131,810
YY, Inc., ADR (B)	8,000	564,000
		260,746,410
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media – 1.5%
AMC Networks, Inc., Class A (B)	12,163	$799,231
Axel Springer SE	7,206	411,425
Cable One, Inc.	1,340	1,271,647
CBS Corp., Class B	62,022	3,114,125
Central European Media Enterprises, Ltd., Class A (B)	11,722	41,144
Charter Communications, Inc., Class A (B)	32,470	11,199,228
Cheil Worldwide, Inc.	3,439	76,562
China Literature, Ltd. (A)(B)(C)	30,200	144,127
Clear Channel Outdoor Holdings, Inc., Class A (B)	5,073	27,800
Comcast Corp., Class A	836,310	32,340,108
CyberAgent, Inc.	11,300	351,624
Cyfrowy Polsat SA (B)	33,300	224,466
Daily Journal Corp. (B)(C)	146	32,849
Dentsu, Inc.	24,044	1,004,792
Discovery, Inc., Series A (B)(C)	28,878	834,574
Discovery, Inc., Series C (B)	66,354	1,808,147
DISH Network Corp., Class A (B)	42,227	1,372,800
Emerald Expositions Events, Inc.	3,179	39,992
Entercom Communications Corp., Class A	15,656	96,441
Entravision Communications Corp., Class A	8,703	34,377
Eutelsat Communications SA	21,974	433,571
Fluent, Inc. (B)	4,509	23,041
Gannett Company, Inc.	13,644	160,181
Gray Television, Inc. (B)	9,647	211,366
Grupo Televisa SAB	701,397	1,644,598
Hakuhodo DY Holdings, Inc.	25,900	398,095
Hemisphere Media Group, Inc. (B)	2,505	34,820
Informa PLC	200,976	1,879,467
ITV PLC	582,883	1,012,556
JCDecaux SA	9,337	287,456
John Wiley & Sons, Inc., Class A	12,214	633,784
Liberty Latin America, Ltd., Class A (B)	5,611	110,088
Liberty Latin America, Ltd., Class C (B)	13,289	257,674
Loral Space & Communications, Inc. (B)	1,546	63,247
MDC Partners, Inc., Class A (B)	7,695	25,547
Media General, Inc. (B)(D)	18,354	1,762
Megacable Holdings SAB de CV	85,000	388,820
Meredith Corp. (C)	15,485	886,826
MSG Networks, Inc., Class A (B)	7,095	171,273
MultiChoice Group, Ltd. (B)	100,458	748,780
Naspers, Ltd., N Shares	99,663	21,494,223
National CineMedia, Inc.	9,725	75,272
New Media Investment Group, Inc.	7,339	97,755
News Corp., Class A	70,952	923,795
News Corp., Class B	22,810	303,601
Nexstar Media Group, Inc., Class A	5,371	524,908
Omnicom Group, Inc.	41,282	3,125,047
Pearson PLC	125,291	1,412,628
ProSiebenSat.1 Media SE	35,133	639,282
Publicis Groupe SA	26,822	1,484,703
RTL Group SA	5,821	328,038
Schibsted ASA, B Shares	5,254	194,641
Scholastic Corp.	3,398	143,769
SES SA	46,183	927,706
Shaw Communications, Inc., Class B	69,747	1,438,454
Sinclair Broadcast Group, Inc., Class A	8,112	292,843
Singapore Press Holdings, Ltd.	247,500	449,500
Surya Citra Media Tbk PT	795,200	98,793
TechTarget, Inc. (B)	2,589	42,926
TEGNA, Inc.	84,135	1,108,058
Telenet Group Holding NV	9,177	413,633
The EW Scripps Company, Class A	5,570	117,806

The accompanying notes are an integral part of the financial statements.	52

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
The Interpublic Group of Companies, Inc.	70,802	$1,630,570
The New York Times Company, Class A	53,805	1,767,494
Tribune Publishing Company (B)	2,364	28,510
WideOpenWest, Inc. (B)	3,852	31,663
WPP PLC	203,418	2,230,006
		105,924,035
Wireless telecommunication services – 0.8%
1&1 Drillisch AG	8,000	316,800
Advanced Info Service PCL	3,800	21,947
Advanced Info Service PCL, Foreign Quota Shares	149,600	864,120
America Movil SAB de CV, Series L	9,650,400	6,926,963
Axiata Group BHD	69,053	70,534
Boingo Wireless, Inc. (B)	4,974	111,268
China Mobile, Ltd.	1,006,170	10,627,637
DiGi.Com BHD	75,620	84,428
Empresa Nacional de Telecomunicaciones SA	32,805	345,136
Far EasTone Telecommunications Company, Ltd.	54,595	127,705
Globe Telecom, Inc.	6,825	250,392
Gogo, Inc. (B)(C)	7,691	35,302
KDDI Corp.	197,567	4,775,131
Maxis BHD	56,960	75,139
Millicom International Cellular SA	10,354	623,165
MTN Group, Ltd.	385,203	2,278,616
NII Holdings, Inc. (B)(C)	10,984	42,728
NTT DOCOMO, Inc.	147,500	3,433,776
PLDT, Inc.	17,680	352,067
Rogers Communications, Inc., Class B	54,906	3,033,713
Shenandoah Telecommunications Company	5,600	248,864
SK Telecom Company, Ltd.	1,065	246,668
Softbank Corp. (B)(C)	186,500	2,325,708
SoftBank Group Corp.	92,026	8,539,486
Spok Holdings, Inc.	2,445	33,765
Taiwan Mobile Company, Ltd.	55,000	196,424
Tele2 AB, B Shares	78,560	1,032,593
Telephone & Data Systems, Inc.	25,101	804,487
TIM Participacoes SA	136,089	428,250
Turkcell Iletisim Hizmetleri AS	167,188	447,193
Vodacom Group, Ltd.	136,896	1,127,078
Vodafone Group PLC	4,304,757	7,668,267
		57,495,350
		658,793,877
Consumer discretionary – 10.2%
Auto components – 0.5%
Adient PLC	23,454	455,946
Aisin Seiki Company, Ltd.	18,100	710,930
American Axle & Manufacturing Holdings, Inc. (B)	13,394	215,643
Aptiv PLC	46,691	3,880,489
BorgWarner, Inc.	36,909	1,498,874
Bridgestone Corp.	67,800	2,685,659
Cheng Shin Rubber Industry Company, Ltd.	66,730	94,842
China First Capital Group, Ltd. (B)	522,000	231,357
Cie Generale des Etablissements Michelin SCA	21,623	2,591,990
Continental AG	16,594	2,717,849
Cooper Tire & Rubber Company	6,045	193,198
Cooper-Standard Holdings, Inc. (B)	2,144	128,876
Dana, Inc.	56,689	1,119,608
Delphi Technologies PLC	23,895	521,150
Denso Corp.	48,716	2,098,712
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Auto components (continued)
Dorman Products, Inc. (B)	3,209	$259,608
Faurecia SA	9,741	464,035
Fox Factory Holding Corp. (B)	4,348	275,576
Fuyao Glass Industry Group Company, Ltd., H Shares (A)	82,400	294,486
Gentex Corp.	70,779	1,439,645
Gentherm, Inc. (B)	4,161	170,601
Hankook Tire Company, Ltd.	3,846	146,051
Hanon Systems	9,690	107,166
Hyundai Mobis Company, Ltd.	3,565	698,001
Koito Manufacturing Company, Ltd.	11,676	675,612
LCI Industries	2,944	239,877
Linamar Corp.	510	20,056
Magna International, Inc.	48,957	2,583,361
Minth Group, Ltd.	164,500	651,525
Modine Manufacturing Company (B)	6,058	91,052
Motorcar Parts of America, Inc. (B)	2,432	50,318
Nexteer Automotive Group, Ltd.	141,895	202,028
NGK Spark Plug Company, Ltd.	17,400	371,242
Nokian Renkaat OYJ	17,119	605,852
Pirelli & C. SpA (A)(B)	37,781	253,528
Standard Motor Products, Inc.	2,518	124,137
Stanley Electric Company, Ltd.	14,500	418,599
Stoneridge, Inc. (B)	3,264	96,516
Sumitomo Electric Industries, Ltd.	84,000	1,172,671
Sumitomo Rubber Industries, Ltd.	18,800	242,322
Tenneco, Inc., Class A	6,142	212,513
The Goodyear Tire & Rubber Company	104,398	2,064,992
The Yokohama Rubber Company, Ltd.	13,000	266,083
Tower International, Inc.	2,461	63,125
Toyoda Gosei Company, Ltd.	7,100	161,354
Toyota Industries Corp.	16,329	841,169
Valeo SA	30,679	964,663
Visteon Corp. (B)	7,806	668,662
		36,041,549
Automobiles – 1.0%
Astra International Tbk PT	2,745,608	1,391,534
BAIC Motor Corp., Ltd., H Shares (A)	292,500	185,924
Bayerische Motoren Werke AG	49,860	4,214,684
Brilliance China Automotive Holdings, Ltd.	497,300	487,417
BYD Company, Ltd., H Shares (C)	104,694	669,772
Daimler AG	137,151	8,211,213
Dongfeng Motor Group Company, Ltd., H Shares	443,580	472,170
Ferrari NV	11,867	1,526,836
Fiat Chrysler Automobiles NV (B)	105,715	1,562,247
Ford Motor Company	692,386	6,072,225
Ford Otomotiv Sanayi AS	10,627	110,227
Geely Automobile Holdings, Ltd.	809,300	1,520,066
General Motors Company	232,613	9,183,561
Great Wall Motor Company, Ltd., H Shares (C)	508,250	372,371
Guangzhou Automobile Group Company, Ltd., H Shares	482,046	592,256
Harley-Davidson, Inc.	28,856	1,071,135
Honda Motor Company, Ltd.	181,927	5,137,630
Hyundai Motor Company	7,164	805,383
Isuzu Motors, Ltd.	61,400	882,595
Kia Motors Corp.	13,776	447,437
Mazda Motor Corp.	62,880	740,724
Mitsubishi Motors Corp.	74,900	422,378
Nissan Motor Company, Ltd.	259,225	2,246,248
Peugeot SA	74,883	1,903,971
Renault SA	24,614	1,686,693

The accompanying notes are an integral part of the financial statements.	53

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Automobiles (continued)
Subaru Corp.	68,700	$1,750,421
Suzuki Motor Corp.	38,200	1,961,549
Thor Industries, Inc.	13,546	874,665
Toyota Motor Corp.	254,500	15,379,097
Volkswagen AG	4,955	876,262
Winnebago Industries, Inc.	3,762	122,754
Yamaha Motor Company, Ltd.	31,200	635,538
		73,516,983
Distributors – 0.1%
Core-Mark Holding Company, Inc.	5,518	173,872
Funko, Inc., Class A (B)	1,332	26,493
Genuine Parts Company	28,596	3,110,673
Jardine Cycle & Carriage, Ltd.	15,554	382,547
LKQ Corp. (B)	62,002	1,717,455
Pool Corp.	10,872	1,734,519
Weyco Group, Inc.	831	25,196
		7,170,755
Diversified consumer services – 0.2%
Adtalem Global Education, Inc. (B)	22,845	1,101,129
American Public Education, Inc. (B)	1,923	62,132
Benesse Holdings, Inc.	7,900	214,695
Career Education Corp. (B)	8,264	137,348
Carriage Services, Inc.	2,207	46,369
Chegg, Inc. (B)	12,995	514,992
Graham Holdings Company, Class B	1,171	800,624
H&R Block, Inc.	33,744	814,918
Houghton Mifflin Harcourt Company (B)	12,551	99,278
K12, Inc. (B)	4,466	143,091
Kroton Educacional SA	225,380	658,232
Laureate Education, Inc., Class A (B)	11,356	173,633
New Oriental Education & Technology Group, Inc., ADR (B)	23,400	1,920,204
Regis Corp. (B)	4,037	73,029
Service Corp. International	48,862	2,019,955
Sotheby's (B)	13,114	575,311
Strategic Education, Inc.	2,507	327,865
TAL Education Group, ADR (B)	58,162	2,070,567
Weight Watchers International, Inc. (B)	15,128	306,039
		12,059,411
Hotels, restaurants and leisure – 1.9%
Accor SA	23,895	1,008,671
Alsea SAB de CV	143,900	365,396
Aristocrat Leisure, Ltd.	114,757	2,004,566
BBX Capital Corp.	8,486	51,934
Belmond, Ltd., Class A (B)	10,695	265,771
Biglari Holdings, Inc., Class B (B)	171	22,916
BJ's Restaurants, Inc.	2,476	118,452
Bloomin' Brands, Inc.	9,963	206,035
Boyd Gaming Corp.	31,720	943,987
Brinker International, Inc. (C)	15,047	688,701
Caesars Entertainment Corp. (B)(C)	157,336	1,356,236
Carnival Corp.	65,742	3,797,258
Carnival PLC	27,937	1,566,407
Carrols Restaurant Group, Inc. (B)	4,570	48,853
Century Casinos, Inc. (B)	3,950	33,299
China Travel International Investment Hong Kong, Ltd.	358,000	106,285
Chipotle Mexican Grill, Inc. (B)	4,015	2,439,233
Churchill Downs, Inc.	13,899	1,303,726
Chuy's Holdings, Inc. (B)	2,068	46,261
Compass Group PLC	254,590	5,622,626
Cracker Barrel Old Country Store, Inc. (C)	8,768	1,420,328
Crown Resorts, Ltd.	75,290	612,758
Darden Restaurants, Inc.	20,377	2,284,465
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Dave & Buster's Entertainment, Inc.	4,765	$244,587
Del Frisco's Restaurant Group, Inc. (B)	4,445	37,649
Del Taco Restaurants, Inc. (B)	3,963	40,977
Denny's Corp. (B)	7,392	129,064
Dine Brands Global, Inc.	1,988	197,210
Domino's Pizza Enterprises, Ltd.	11,883	348,611
Domino's Pizza, Inc.	11,232	2,818,558
Drive Shack, Inc. (B)	8,392	37,009
Dunkin' Brands Group, Inc.	22,303	1,593,549
El Pollo Loco Holdings, Inc. (B)	2,661	40,261
Eldorado Resorts, Inc. (B)	25,458	1,227,330
Fiesta Restaurant Group, Inc. (B)	3,036	45,753
Flight Centre Travel Group, Ltd.	11,130	361,561
Galaxy Entertainment Group, Ltd.	522,000	3,701,844
Genting BHD	56,900	103,057
Genting Malaysia BHD	78,160	67,208
Genting Singapore, Ltd.	950,300	716,417
Golden Entertainment, Inc. (B)	2,363	43,054
GVC Holdings PLC	88,669	771,313
Hilton Worldwide Holdings, Inc.	48,693	4,046,388
Huazhu Group, Ltd., ADR	21,500	754,005
InterContinental Hotels Group PLC	27,609	1,650,870
International Speedway Corp., Class A	9,509	411,264
J Alexander's Holdings, Inc. (B)	1,804	16,471
Jack in the Box, Inc.	10,199	821,427
Jollibee Foods Corp.	88,940	528,975
Kangwon Land, Inc.	6,143	168,705
Lindblad Expeditions Holdings, Inc. (B)	2,823	38,365
Marriott International, Inc., Class A	46,487	5,823,426
Marriott Vacations Worldwide Corp.	15,723	1,530,477
McDonald's Corp.	126,573	23,269,180
McDonald's Holdings Company Japan, Ltd.	7,200	322,578
Melco Resorts & Entertainment, Ltd., ADR	54,400	1,253,376
Merlin Entertainments PLC (A)	114,460	549,418
MGM China Holdings, Ltd. (C)	209,200	439,583
MGM Resorts International	82,231	2,199,679
Minor International PCL	700	860
Minor International PCL, Foreign Quota Shares	317,530	390,215
Monarch Casino & Resort, Inc. (B)	1,470	64,460
Nathan's Famous, Inc.	382	27,153
Norwegian Cruise Line Holdings, Ltd. (B)	36,117	2,005,577
Oriental Land Company, Ltd.	22,300	2,452,268
Paddy Power Betfair PLC	13,021	1,052,401
Papa John's International, Inc. (C)	8,733	381,719
Penn National Gaming, Inc. (B)	42,484	1,055,727
Planet Fitness, Inc., Class A (B)	10,571	621,363
PlayAGS, Inc. (B)	2,720	64,709
Potbelly Corp. (B)	3,209	27,020
RCI Hospitality Holdings, Inc.	1,156	27,039
Red Lion Hotels Corp. (B)	2,409	19,224
Red Robin Gourmet Burgers, Inc. (B)	1,579	48,017
Red Rock Resorts, Inc., Class A	8,423	236,855
Restaurant Brands International, Inc.	35,780	2,262,709
Royal Caribbean Cruises, Ltd.	28,138	3,333,790
Ruth's Hospitality Group, Inc.	3,471	88,233
Sands China, Ltd.	533,252	2,659,838
Scientific Games Corp. (B)	21,608	627,928
SeaWorld Entertainment, Inc. (B)	6,564	179,132
Shake Shack, Inc., Class A (B)	2,964	163,435
Shangri-La Asia, Ltd.	276,500	392,714
Six Flags Entertainment Corp.	19,376	1,079,437
SJM Holdings, Ltd.	436,384	491,516
Sodexo SA	11,460	1,258,711

The accompanying notes are an integral part of the financial statements.	54

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Speedway Motorsports, Inc.	1,590	$28,079
Starbucks Corp.	203,690	14,311,259
Tabcorp Holdings, Ltd.	381,794	1,279,831
Texas Roadhouse, Inc.	26,070	1,650,492
The Cheesecake Factory, Inc. (C)	16,288	770,422
The Habit Restaurants, Inc., Class A (B)	2,660	29,978
The Stars Group, Inc. (B)	27,245	454,239
The Wendy's Company	50,508	875,304
TUI AG	71,067	754,044
Whitbread PLC	29,478	1,898,025
Wingstop, Inc.	3,481	231,869
Wyndham Destinations, Inc.	26,315	1,184,964
Wyndham Hotels & Resorts, Inc.	26,782	1,407,930
Wynn Macau, Ltd.	343,150	847,754
Wynn Resorts, Ltd.	16,068	2,033,245
Yum China Holdings, Inc.	59,608	2,486,846
Yum! Brands, Inc.	51,276	4,845,582
		138,765,276
Household durables – 0.6%
Arcelik AS	30,808	119,984
Barratt Developments PLC	163,295	1,295,805
Bassett Furniture Industries, Inc.	1,463	28,894
Beazer Homes USA, Inc. (B)	3,952	47,898
Berkeley Group Holdings PLC	20,029	1,049,068
Casio Computer Company, Ltd.	21,700	295,210
Cavco Industries, Inc. (B)	1,039	143,829
Century Communities, Inc. (B)	3,108	70,956
Coway Company, Ltd.	2,695	226,486
D.R. Horton, Inc.	48,298	1,878,309
Electrolux AB, Series B	38,062	994,893
Ethan Allen Interiors, Inc.	2,898	58,192
Flexsteel Industries, Inc.	1,072	26,682
Garmin, Ltd.	17,044	1,431,185
GoPro, Inc., Class A (B)	13,973	81,463
Green Brick Partners, Inc. (B)	3,218	28,672
Haier Electronics Group Company, Ltd. (B)	207,300	618,208
Hamilton Beach Brands Holding Company, Class A	886	21,503
Hamilton Beach Brands Holding Company, Class B	765	18,567
Helen of Troy, Ltd. (B)	10,296	1,154,285
Hooker Furniture Corp.	1,445	45,373
Husqvarna AB, B Shares	65,932	539,775
Iida Group Holdings Company, Ltd.	16,500	301,487
Installed Building Products, Inc. (B)	2,690	117,338
iRobot Corp. (B)(C)	3,231	404,069
KB Home	33,566	765,640
La-Z-Boy, Inc.	5,544	190,769
Leggett & Platt, Inc.	18,396	835,546
Lennar Corp., A Shares	41,263	1,979,799
LG Electronics, Inc.	5,619	351,980
LGI Homes, Inc. (B)	2,214	130,847
Lifetime Brands, Inc.	1,678	17,552
M/I Homes, Inc. (B)	3,201	83,354
MDC Holdings, Inc.	5,798	167,205
Meritage Homes Corp. (B)	4,527	198,509
Mohawk Industries, Inc. (B)	8,896	1,210,924
Newell Brands, Inc.	60,576	983,148
Nien Made Enterprise Company, Ltd.	6,300	54,642
Nikon Corp.	35,800	542,752
NVR, Inc. (B)	918	2,405,160
Panasonic Corp.	247,020	2,282,887
Persimmon PLC	50,441	1,629,202
PulteGroup, Inc.	36,447	984,069
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Rinnai Corp.	3,700	$248,903
Roku, Inc. (B)(C)	5,216	345,769
SEB SA	2,876	494,718
Sekisui Chemical Company, Ltd.	41,400	651,318
Sekisui House, Ltd.	69,600	1,047,881
Sharp Corp.	24,140	283,570
Skyline Champion Corp.	3,546	70,424
Sonos, Inc. (B)(C)	2,150	22,210
Sony Corp.	141,600	6,798,992
Tatung Company, Ltd. (B)	69,000	59,853
Taylor Morrison Home Corp., Class A (B)	13,994	234,679
Taylor Wimpey PLC	528,280	1,270,034
Techtronic Industries Company, Ltd.	302,000	2,017,436
Tempur Sealy International, Inc. (B)	12,362	719,592
The Lovesac Company (B)	747	22,612
Toll Brothers, Inc.	36,609	1,303,280
TopBuild Corp. (B)	4,260	253,470
TRI Pointe Group, Inc. (B)	55,386	697,864
Tupperware Brands Corp.	19,016	572,572
Turtle Beach Corp. (B)(C)	990	15,236
Universal Electronics, Inc. (B)	1,763	58,867
Whirlpool Corp.	9,000	1,273,590
William Lyon Homes, Class A (B)	3,918	55,440
ZAGG, Inc. (B)	3,514	40,762
		44,371,188
Internet and direct marketing retail – 2.0%
1-800-Flowers.com, Inc., Class A (B)	3,226	57,552
Alibaba Group Holding, Ltd., ADR (B)	212,356	38,867,519
Amazon.com, Inc. (B)	47,896	78,541,298
B2W Cia Digital (B)	29,100	374,582
Baozun, Inc., ADR (B)(C)	6,000	224,700
Booking Holdings, Inc. (B)	5,403	9,169,107
CJ ENM Company, Ltd.	562	118,998
Ctrip.com International, Ltd., ADR (B)	67,000	2,286,710
Delivery Hero SE (A)(B)	13,924	539,922
Duluth Holdings, Inc., Class B (B)	1,041	26,441
eBay, Inc.	105,539	3,920,774
Etsy, Inc. (B)	14,330	1,021,299
Expedia Group, Inc.	13,815	1,703,528
Gaia, Inc. (B)(C)	1,577	17,536
Groupon, Inc. (B)	53,838	176,050
JD.com, Inc., ADR (B)	119,800	3,319,658
Lands' End, Inc. (B)	1,361	24,811
Leaf Group, Ltd. (B)	2,432	19,772
Liberty Expedia Holdings, Inc., Series A (B)	6,568	290,962
Liquidity Services, Inc. (B)	3,549	24,488
Nutrisystem, Inc.	3,525	152,562
Overstock.com, Inc. (B)(C)	2,873	56,914
PetMed Express, Inc. (C)	2,480	57,164
Quotient Technology, Inc. (B)	9,632	96,609
Rakuten, Inc.	95,742	754,602
Shutterfly, Inc. (B)	4,037	180,898
Shutterstock, Inc.	2,275	105,401
Stamps.com, Inc. (B)	2,106	197,943
Vipshop Holdings, Ltd., ADR (B)	71,400	512,652
Zalando SE (A)(B)	16,904	623,492
ZOZO, Inc.	22,700	428,245
		143,892,189
Leisure products – 0.1%
Acushnet Holdings Corp.	4,127	102,804
American Outdoor Brands Corp. (B)	6,404	80,370
Bandai Namco Holdings, Inc.	22,200	945,404
Brunswick Corp.	23,422	1,235,276
Callaway Golf Company	11,288	194,266

The accompanying notes are an integral part of the financial statements.	55

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Leisure products (continued)
Clarus Corp.	2,922	$35,590
Giant Manufacturing Company, Ltd.	11,661	64,014
Hasbro, Inc.	16,416	1,393,718
HLB, Inc. (B)	1,696	135,257
Johnson Outdoors, Inc., Class A	629	41,288
Malibu Boats, Inc., Class A (B)	2,484	114,786
MasterCraft Boat Holdings, Inc. (B)	2,351	57,999
Mattel, Inc. (B)(C)	48,684	702,023
Nautilus, Inc. (B)	3,844	25,101
Polaris Industries, Inc.	15,682	1,336,577
Sankyo Company, Ltd.	4,584	169,049
Sega Sammy Holdings, Inc.	19,000	221,403
Shimano, Inc.	8,200	1,247,253
Sturm Ruger & Company, Inc.	1,979	112,704
Vista Outdoor, Inc. (B)	7,137	63,591
Yamaha Corp.	15,000	739,773
YETI Holdings, Inc. (B)(C)	2,205	52,898
		9,071,144
Multiline retail – 0.5%
Big Lots, Inc.	15,734	496,093
Canadian Tire Corp., Ltd., Class A	9,392	1,036,300
Dillard's, Inc., Class A (C)	6,375	500,693
Dollar General Corp.	32,477	3,847,225
Dollar Tree, Inc. (B)	29,399	2,832,006
Dollarama, Inc.	46,744	1,265,262
El Puerto de Liverpool SAB de CV, Series C1	53,775	337,408
Harvey Norman Holdings, Ltd.	117,836	301,202
Hyundai Department Store Company, Ltd.	736	63,257
Isetan Mitsukoshi Holdings, Ltd.	36,940	367,769
J Front Retailing Company, Ltd. (C)	25,500	282,815
J.C. Penney Company, Inc. (B)(C)	39,546	60,110
Kohl's Corp.	20,400	1,377,612
Lojas Renner SA	114,696	1,321,577
Lotte Shopping Company, Ltd.	586	99,462
Macy's, Inc.	37,984	941,623
Magazine Luiza SA	12,200	563,399
Marks & Spencer Group PLC	260,292	940,645
Marui Group Company, Ltd.	20,800	366,491
Next PLC	22,453	1,514,307
Nordstrom, Inc.	14,057	664,615
Ollie's Bargain Outlet Holdings, Inc. (B)	19,884	1,754,166
Pan Pacific International Holdings Corp.	13,100	783,153
Robinson PCL	3,500	7,159
Robinson PCL, Foreign Quota Shares	73,000	149,309
Ryohin Keikaku Company, Ltd.	2,700	638,791
SACI Falabella	160,351	1,247,105
Shinsegae, Inc.	388	98,387
Takashimaya Company, Ltd.	15,700	206,943
Target Corp.	64,468	4,682,956
Wesfarmers, Ltd.	226,119	5,330,591
Woolworths Holdings, Ltd.	224,602	729,594
		34,808,025
Specialty retail – 2.2%
Aaron's, Inc.	26,776	1,453,669
ABC-Mart, Inc.	3,567	204,366
Abercrombie & Fitch Company, Class A	8,066	177,049
Advance Auto Parts, Inc.	16,421	2,656,589
American Eagle Outfitters, Inc.	64,786	1,321,634
America's Car-Mart, Inc. (B)	705	57,528
Asbury Automotive Group, Inc. (B)	2,288	164,256
Ascena Retail Group, Inc. (B)	22,266	49,431
At Home Group, Inc. (B)	5,430	132,926
AutoNation, Inc. (B)	15,541	547,976
AutoZone, Inc. (B)	5,680	5,333,350
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Barnes & Noble Education, Inc. (B)	5,050	$34,795
Barnes & Noble, Inc.	7,461	47,004
Bed Bath & Beyond, Inc. (C)	53,457	894,336
Best Buy Company, Inc.	52,740	3,630,622
Boot Barn Holdings, Inc. (B)	3,416	97,356
Caleres, Inc.	5,082	158,050
Camping World Holdings, Inc., Class A (C)	4,112	53,045
CarMax, Inc. (B)	39,337	2,442,828
Carvana Company (B)(C)	3,903	175,089
Chico's FAS, Inc.	15,115	88,272
Citi Trends, Inc.	1,571	33,996
Conn's, Inc. (B)	2,463	58,102
Dick's Sporting Goods, Inc.	19,918	777,997
DSW, Inc., Class A	8,238	243,927
Dufry AG (B)	6,385	646,743
Express, Inc. (B)	8,819	45,859
Fast Retailing Company, Ltd.	6,500	3,057,379
Five Below, Inc. (B)	21,601	2,599,680
Foot Locker, Inc.	25,883	1,540,556
GameStop Corp., Class A (C)	12,111	141,699
Genesco, Inc. (B)	2,361	113,965
GNC Holdings, Inc., Class A (B)	10,608	31,612
GOME Retail Holdings, Ltd. (B)(C)	1,739,741	157,267
Group 1 Automotive, Inc.	2,211	137,480
Guess?, Inc.	6,934	155,252
Haverty Furniture Companies, Inc.	2,351	57,270
Hennes & Mauritz AB, B Shares	138,482	2,098,949
Hibbett Sports, Inc. (B)	2,409	44,663
Hikari Tsushin, Inc.	2,300	412,463
Home Product Center PCL	3,100	1,476
Home Product Center PCL, Foreign Quota Shares	563,973	268,321
Hotai Motor Company, Ltd.	10,000	108,267
Hotel Shilla Company, Ltd.	1,644	119,618
Hudson, Ltd., Class A (B)	4,932	73,487
Industria de Diseno Textil SA	171,058	5,163,578
Kingfisher PLC	344,225	1,106,418
Kirkland's, Inc. (B)	2,101	24,540
L Brands, Inc.	51,441	1,344,668
Lithia Motors, Inc., Class A	2,655	239,667
Lowe's Companies, Inc.	180,882	19,008,889
Lumber Liquidators Holdings, Inc. (B)	3,665	43,284
MarineMax, Inc. (B)	2,531	49,684
Monro, Inc.	3,811	290,817
Mr. Price Group, Ltd.	58,150	889,641
Murphy USA, Inc. (B)	11,673	907,809
National Vision Holdings, Inc. (B)	7,571	254,386
Nitori Holdings Company, Ltd.	8,900	1,111,689
Office Depot, Inc.	65,646	227,792
O'Reilly Automotive, Inc. (B)	18,045	6,712,018
Party City Holdco, Inc. (B)(C)	6,803	70,819
Petrobras Distribuidora SA	55,400	360,617
Rent-A-Center, Inc. (B)	5,283	98,317
RH (B)(C)	2,391	367,234
Ross Stores, Inc.	84,108	7,975,962
Sally Beauty Holdings, Inc. (B)	46,871	846,959
Shimamura Company, Ltd.	2,400	202,983
Shoe Carnival, Inc. (C)	1,339	51,069
Signet Jewelers, Ltd.	20,303	570,717
Sleep Number Corp. (B)	3,915	170,890
Sonic Automotive, Inc., Class A	2,927	43,993
Sportsman's Warehouse Holdings, Inc. (B)	4,965	31,230
Tailored Brands, Inc.	6,024	78,071
The Buckle, Inc. (C)	3,616	69,391

The accompanying notes are an integral part of the financial statements.	56

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
The Cato Corp., Class A	2,830	$44,544
The Children's Place, Inc.	1,915	182,997
The Foschini Group, Ltd.	50,856	618,539
The Gap, Inc.	48,119	1,222,223
The Home Depot, Inc.	254,448	47,108,503
The Michaels Companies, Inc. (B)	24,272	343,206
The TJX Companies, Inc.	278,777	14,298,472
Tiffany & Company	24,439	2,322,683
Tile Shop Holdings, Inc.	5,019	32,021
Tilly's, Inc., Class A	2,616	31,732
Tractor Supply Company	27,498	2,621,934
Truworths International, Ltd.	99,891	515,946
Ulta Beauty, Inc. (B)	12,693	3,966,436
Urban Outfitters, Inc. (B)	20,346	627,674
USS Company, Ltd.	24,200	441,557
Williams-Sonoma, Inc. (C)	21,644	1,258,815
Winmark Corp.	301	51,847
Yamada Denki Company, Ltd.	67,900	327,985
Zhongsheng Group Holdings, Ltd.	93,000	216,219
Zumiez, Inc. (B)	2,249	55,550
		157,248,214
Textiles, apparel and luxury goods – 1.1%
adidas AG	28,369	6,886,527
ANTA Sports Products, Ltd.	176,200	1,032,986
Asics Corp.	17,800	237,907
Burberry Group PLC	66,561	1,668,788
Capri Holdings, Ltd. (B)	21,190	966,264
Carter's, Inc.	12,380	1,206,307
CCC SA	3,834	185,850
Cie Financiere Richemont SA	103,462	7,904,642
Crocs, Inc. (B)	7,931	203,668
Culp, Inc.	1,460	27,083
Deckers Outdoor Corp. (B)	11,349	1,679,085
Eclat Textile Company, Ltd.	6,957	79,336
EssilorLuxottica SA	36,628	4,432,888
Feng TAY Enterprise Company, Ltd.	11,998	74,916
Fila Korea, Ltd.	2,511	123,978
Formosa Taffeta Company, Ltd.	26,000	29,994
Fossil Group, Inc. (B)(C)	5,505	86,098
G-III Apparel Group, Ltd. (B)	5,238	186,525
Gildan Activewear, Inc. (C)	31,616	1,130,627
Hanesbrands, Inc.	50,881	945,878
HengTen Networks Group, Ltd. (B)	3,684,000	131,445
Hermes International	4,023	2,547,642
HUGO BOSS AG	9,523	704,037
Kering SA	9,654	5,266,876
LPP SA	171	368,822
LVMH Moet Hennessy Louis Vuitton SE	35,395	12,147,158
Moncler SpA	17,267	662,094
Movado Group, Inc.	1,880	65,856
NIKE, Inc., Class B	179,567	15,394,279
Oxford Industries, Inc.	1,981	156,558
Pandora A/S	17,537	920,050
Pou Chen Corp.	81,971	102,943
Puma SE	1,244	700,343
PVH Corp.	10,683	1,226,836
Ralph Lauren Corp.	7,695	963,183
Rocky Brands, Inc.	872	26,116
Ruentex Industries, Ltd.	14,079	37,128
Shenzhou International Group Holdings, Ltd.	123,100	1,538,546
Skechers U.S.A., Inc., Class A (B)	36,151	1,215,758
Steven Madden, Ltd.	10,398	343,030
Superior Group of Companies, Inc.	1,250	21,725
Tapestry, Inc.	40,876	1,428,207
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
The Swatch Group AG	11,240	$641,669
The Swatch Group AG, Bearer Shares	6,097	1,800,384
Under Armour, Inc., Class A (B)(C)	26,464	596,763
Under Armour, Inc., Class C (B)	27,132	544,811
Unifi, Inc. (B)	1,983	43,864
Vera Bradley, Inc. (B)	3,058	29,204
VF Corp.	45,895	4,009,387
Wolverine World Wide, Inc.	11,014	393,861
Yue Yuen Industrial Holdings, Ltd.	160,500	540,021
		83,657,943
		740,602,677
Consumer staples – 8.2%
Beverages – 1.8%
Ambev SA	758,005	3,477,078
Anadolu Efes Biracilik Ve Malt Sanayii AS	31,400	117,894
Anheuser-Busch InBev SA	133,733	10,446,950
Arca Continental SAB de CV	126,542	715,422
Asahi Group Holdings, Ltd.	40,461	1,751,611
Brown-Forman Corp., Class B	25,723	1,273,031
Carlsberg A/S, Class B	16,926	2,050,687
China Resources Beer Holdings Company, Ltd.	239,599	892,987
Cia Cervecerias Unidas SA	32,300	456,793
Coca-Cola Amatil, Ltd.	100,936	570,748
Coca-Cola Bottlers Japan Holdings, Inc.	14,900	384,502
Coca-Cola Consolidated, Inc.	568	140,784
Coca-Cola European Partners PLC	1,195	55,988
Coca-Cola European Partners PLC (New York Stock Exchange)	46,241	2,179,801
Coca-Cola Femsa SAB de CV, Series L	150,758	913,005
Coca-Cola HBC AG (B)	32,513	1,093,547
Constellation Brands, Inc., Class A	25,699	4,347,243
Craft Brew Alliance, Inc. (B)	1,764	30,076
Davide Campari-Milano SpA	55,357	527,763
Diageo PLC	396,215	15,343,106
Fomento Economico Mexicano SAB de CV	557,586	5,056,371
Fraser & Neave Holdings BHD	2,900	25,147
Heineken Holding NV	25,053	2,420,890
Heineken NV	56,342	5,671,358
Kirin Holdings Company, Ltd.	91,827	2,057,546
MGP Ingredients, Inc. (C)	1,600	130,960
Molson Coors Brewing Company, Class B	28,972	1,786,414
Monster Beverage Corp. (B)	61,584	3,930,907
National Beverage Corp.	1,420	97,398
PepsiCo, Inc.	218,345	25,249,416
Pernod Ricard SA	26,976	4,642,787
Primo Water Corp. (B)	4,151	60,895
Remy Cointreau SA	2,815	366,665
Suntory Beverage & Food, Ltd.	15,400	678,412
The Boston Beer Company, Inc., Class A (B)	3,300	1,031,448
The Coca-Cola Company	592,569	26,867,078
Treasury Wine Estates, Ltd.	143,438	1,523,701
Tsingtao Brewery Company, Ltd., H Shares	59,900	254,133
		128,620,542
Food and staples retailing – 1.6%
Aeon Company, Ltd. (C)	67,700	1,428,426
Alimentation Couche-Tard, Inc., Class B	65,407	3,686,491
Atacadao Distribuicao Comercio e Industria, Ltd.	63,300	328,958
Berli Jucker PCL, Foreign Quota Shares	144,300	226,614
BGF retail Company, Ltd.	399	75,509

The accompanying notes are an integral part of the financial statements.	57

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food and staples retailing (continued)
Bid Corp., Ltd.	76,042	$1,591,492
BIM Birlesik Magazalar AS	32,200	516,795
BJ's Wholesale Club Holdings, Inc. (B)	8,764	221,904
Carrefour SA	75,190	1,538,478
Casey's General Stores, Inc.	9,885	1,331,905
Casino Guichard Perrachon SA (C)	6,938	366,761
Cencosud SA	316,978	590,140
Clicks Group, Ltd.	57,269	734,008
Coles Group, Ltd. (B)	226,235	1,821,180
Colruyt SA	10,324	736,359
Costco Wholesale Corp.	68,124	14,901,444
CP ALL PCL	10,600	26,130
CP ALL PCL, Foreign Quota Shares	730,200	1,799,980
Dairy Farm International Holdings, Ltd.	73,400	657,024
Dino Polska SA (A)(B)	6,399	181,127
E-MART, Inc.	1,096	175,223
Empire Company, Ltd., Class A	26,426	613,886
FamilyMart UNY Holdings Company, Ltd.	36,100	1,032,172
George Weston, Ltd.	12,187	868,681
GS Retail Company, Ltd.	1,376	47,306
ICA Gruppen AB (C)	12,487	479,818
Ingles Markets, Inc., Class A	1,729	53,806
J Sainsbury PLC	282,047	857,048
Jeronimo Martins SGPS SA	39,158	589,382
Koninklijke Ahold Delhaize NV	270,522	6,971,952
Lawson, Inc.	5,400	326,973
Loblaw Companies, Ltd.	28,727	1,430,729
METRO AG	26,898	451,352
Metro, Inc.	37,159	1,396,622
Natural Grocers by Vitamin Cottage, Inc. (B)	1,198	17,012
Performance Food Group Company (B)	12,196	469,912
Pick n Pay Stores, Ltd.	83,029	409,762
President Chain Store Corp.	20,274	208,923
PriceSmart, Inc.	2,689	173,871
Raia Drogasil SA	37,086	645,820
Rite Aid Corp. (B)(C)	128,117	94,807
Seven & i Holdings Company, Ltd.	83,846	3,690,198
Shoprite Holdings, Ltd.	100,688	1,225,743
Smart & Final Stores, Inc. (B)	3,134	19,431
SpartanNash Company	4,327	82,126
Sprouts Farmers Market, Inc. (B)	34,457	803,537
Sun Art Retail Group, Ltd.	388,100	394,172
Sundrug Company, Ltd.	7,900	242,168
Sysco Corp.	74,342	5,021,802
Tesco PLC	1,576,195	4,729,626
The Andersons, Inc.	3,274	121,007
The Chefs' Warehouse, Inc. (B)	2,622	83,930
The Kroger Company	124,057	3,638,592
The SPAR Group, Ltd.	43,331	612,180
Tsuruha Holdings, Inc.	4,100	363,990
United Natural Foods, Inc. (B)	6,298	94,533
Village Super Market, Inc., Class A	1,073	32,887
Walgreens Boots Alliance, Inc.	124,978	8,897,184
Wal-Mart de Mexico SAB de CV	1,500,500	3,883,274
Walmart, Inc.	221,310	21,907,477
Weis Markets, Inc.	1,103	55,492
Welcia Holdings Company, Ltd.	5,200	184,323
Wm Morrison Supermarkets PLC	359,131	1,097,133
Woolworths Group, Ltd. (C)	261,730	5,330,379
		112,586,966
Food products – 1.9%
a2 Milk Company, Ltd. (B)	70,104	681,333
Ajinomoto Company, Inc.	50,700	768,035
Archer-Daniels-Midland Company	86,723	3,685,728
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Associated British Foods PLC	57,422	$1,710,428
B&G Foods, Inc. (C)	7,894	194,350
Barry Callebaut AG	431	741,384
BRF SA (B)	84,710	463,902
Calavo Growers, Inc. (C)	1,911	162,683
Calbee, Inc.	8,800	244,304
Cal-Maine Foods, Inc.	3,718	163,964
Campbell Soup Company	29,801	1,073,432
Charoen Pokphand Foods PCL	31,400	26,148
Charoen Pokphand Foods PCL, Foreign Quota Shares	484,900	403,791
Charoen Pokphand Indonesia Tbk PT	1,003,003	520,509
China Agri-Industries Holdings, Ltd.	348,000	123,646
China Huishan Dairy Holdings Company, Ltd. (B)(D)	280,500	0
China Mengniu Dairy Company, Ltd. (B)	450,153	1,390,151
Chocoladefabriken Lindt & Spruengli AG	20	1,478,677
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	211	1,370,934
CJ CheilJedang Corp.	433	123,829
Conagra Brands, Inc.	75,115	1,755,438
Dali Foods Group Company, Ltd. (A)	334,000	227,210
Danone SA	78,439	5,924,439
Darling Ingredients, Inc. (B)	19,642	431,731
Dean Foods Company	11,527	46,223
Farmer Brothers Company (B)	1,241	29,598
Flowers Foods, Inc.	49,545	1,014,186
Fresh Del Monte Produce, Inc.	3,653	101,115
Freshpet, Inc. (B)	3,178	130,997
General Mills, Inc.	92,227	4,346,659
Genting Plantations BHD	3,900	10,057
Golden Agri-Resources, Ltd.	1,019,340	206,495
Gruma SAB de CV, Class B	61,278	663,776
Grupo Bimbo SAB de CV, Series A	472,200	937,964
Hormel Foods Corp. (C)	42,174	1,828,665
Hostess Brands, Inc. (B)	11,915	144,648
Indofood CBP Sukses Makmur Tbk PT	314,400	228,522
Indofood Sukses Makmur Tbk PT	594,617	298,438
Ingredion, Inc.	19,092	1,765,055
IOI Corp. BHD	45,300	49,892
J&J Snack Foods Corp.	1,793	278,417
JBS SA	153,581	549,124
John B. Sanfilippo & Son, Inc.	1,037	72,051
Kellogg Company	39,185	2,204,548
Kerry Group PLC (London Stock Exchange), Class A	2,564	264,153
Kerry Group PLC, Class A	19,927	2,049,778
Kikkoman Corp.	16,200	808,049
Kuala Lumpur Kepong BHD	9,900	60,198
Lamb Weston Holdings, Inc.	22,654	1,570,149
Lancaster Colony Corp.	7,524	1,179,537
Landec Corp. (B)	3,452	44,324
Limoneira Company	1,831	42,845
M Dias Branco SA	16,202	202,646
McCormick & Company, Inc.	18,836	2,561,319
MEIJI Holdings Company, Ltd.	13,600	1,078,283
Mondelez International, Inc., Class A	224,884	10,605,529
Mowi ASA	22,360	516,004
Nestle Malaysia BHD	1,400	50,877
Nestle SA	606,903	54,896,735
NH Foods, Ltd.	10,100	368,801
Nisshin Seifun Group, Inc.	21,700	466,319
Nissin Foods Holdings Company, Ltd.	7,017	488,120
Orion Corp.	1,133	112,224
Orkla ASA	43,649	344,051

The accompanying notes are an integral part of the financial statements.	58

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Ottogi Corp.	61	$41,401
Post Holdings, Inc. (B)	18,006	1,834,451
PPB Group BHD	13,820	62,227
QL Resources BHD	13,400	22,716
Sanderson Farms, Inc.	7,864	905,933
Saputo, Inc.	36,048	1,174,892
Seneca Foods Corp., Class A (B)	981	28,959
Sime Darby Plantation BHD	59,000	73,817
Standard Foods Corp.	13,402	22,867
Thai Union Group PCL	4,200	2,465
Thai Union Group PCL, Foreign Quota Shares	278,800	163,597
The Hain Celestial Group, Inc. (B)	24,166	475,345
The Hershey Company	21,692	2,400,871
The J.M. Smucker Company	17,597	1,863,698
The Kraft Heinz Company	96,199	3,192,845
The Simply Good Foods Company (B)	7,247	148,274
Tiger Brands, Ltd.	36,604	690,329
Tingyi Cayman Islands Holding Corp.	322,600	448,245
Tootsie Roll Industries, Inc. (C)	6,939	258,061
Toyo Suisan Kaisha, Ltd.	9,700	360,394
TreeHouse Foods, Inc. (B)	15,121	916,030
Tyson Foods, Inc., Class A	45,647	2,814,594
Uni-President China Holdings, Ltd.	211,000	187,664
Uni-President Enterprises Corp.	177,805	432,629
Universal Robina Corp.	181,140	475,901
Want Want China Holdings, Ltd.	814,612	656,646
WH Group, Ltd. (A)	1,933,770	1,714,780
Wilmar International, Ltd.	303,400	716,586
Yakult Honsha Company, Ltd.	13,300	893,774
Yamazaki Baking Company, Ltd.	13,400	229,965
Yihai International Holding, Ltd. (C)	77,000	242,944
		139,735,317
Household products – 1.3%
Central Garden & Pet Company (B)	1,541	48,202
Central Garden & Pet Company, Class A (B)	4,490	125,047
Church & Dwight Company, Inc.	49,732	3,272,366
Colgate-Palmolive Company	175,171	11,538,514
Energizer Holdings, Inc.	17,203	789,274
Essity AB, B Shares	95,609	2,667,994
Henkel AG & Company KGaA	15,678	1,474,155
Kimberly-Clark Corp.	69,942	8,171,324
Kimberly-Clark de Mexico SAB de CV, Class A (B)	434,335	700,562
Lion Corp.	24,700	506,688
Oil-Dri Corp. of America	738	21,513
Pigeon Corp.	12,800	522,609
Reckitt Benckiser Group PLC	108,097	8,255,843
The Clorox Company	25,782	4,074,329
The Procter & Gamble Company	503,188	49,589,177
Unicharm Corp.	44,888	1,429,836
Unilever Indonesia Tbk PT	206,845	714,522
WD-40 Company (C)	1,613	288,679
		94,190,634
Personal products – 0.8%
Amorepacific Corp.	1,679	298,105
AMOREPACIFIC Group	1,551	100,991
Beiersdorf AG	15,066	1,397,261
Coty, Inc., Class A (B)(C)	91,019	1,001,209
Edgewell Personal Care Company (B)	21,039	933,290
elf Beauty, Inc. (B)	2,845	22,618
Hengan International Group Company, Ltd.	118,100	954,455
Inter Parfums, Inc.	2,083	153,663
Kao Corp.	55,100	4,177,549
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Personal products (continued)
Kobayashi Pharmaceutical Company, Ltd.	5,500	$444,861
Kose Corp.	3,400	551,924
LG Household & Health Care, Ltd.	490	542,056
L'Oreal SA	32,080	8,090,887
Medifast, Inc.	1,401	178,529
Natura Cosmeticos SA	30,840	397,226
Nu Skin Enterprises, Inc., Class A	15,000	901,650
Pola Orbis Holdings, Inc.	10,200	287,337
Revlon, Inc., Class A (B)	1,064	28,398
Shiseido Company, Ltd.	42,300	2,797,827
The Estee Lauder Companies, Inc., Class A	44,413	6,970,176
Unilever NV	334,913	18,138,079
Unilever PLC	181,970	9,687,685
USANA Health Sciences, Inc. (B)	1,527	150,410
		58,206,186
Tobacco – 0.8%
22nd Century Group, Inc. (B)(C)	14,440	34,800
Altria Group, Inc.	290,656	15,233,281
British American Tobacco Malaysia BHD	3,598	29,767
British American Tobacco PLC	369,591	13,550,348
Gudang Garam Tbk PT	65,482	397,154
Hanjaya Mandala Sampoerna Tbk PT	1,273,400	343,306
Imperial Brands PLC	153,630	5,119,307
Japan Tobacco, Inc.	122,900	3,130,017
KT&G Corp.	6,115	573,264
Philip Morris International, Inc.	240,458	20,905,419
Pyxus International, Inc. (B)	1,076	29,041
Swedish Match AB	27,759	1,300,984
Turning Point Brands, Inc.	962	39,336
Universal Corp.	2,915	172,976
Vector Group, Ltd.	12,500	146,500
		61,005,500
		594,345,145
Energy – 4.4%
Energy equipment and services – 0.3%
Apergy Corp. (B)	20,884	876,710
Archrock, Inc.	15,516	151,436
Baker Hughes, a GE Company	42,738	1,127,428
C&J Energy Services, Inc. (B)	7,791	134,551
Cactus, Inc., Class A (B)	4,594	166,578
China Oilfield Services, Ltd., H Shares	291,500	288,108
Core Laboratories NV	11,939	773,767
Covia Holdings Corp. (B)	4,219	20,082
Dialog Group BHD	82,212	65,229
Diamond Offshore Drilling, Inc. (B)(C)	25,254	241,176
Dril-Quip, Inc. (B)	4,329	184,459
Ensco PLC, Class A (C)	118,029	483,919
Era Group, Inc. (B)	2,822	32,509
Exterran Corp. (B)	3,929	67,068
Forum Energy Technologies, Inc. (B)	9,927	57,874
Frank's International NV (B)	9,038	56,578
FTS International, Inc. (B)	4,159	42,796
Halliburton Company	72,928	2,238,160
Helix Energy Solutions Group, Inc. (B)	17,150	126,910
Helmerich & Payne, Inc.	9,077	491,973
Independence Contract Drilling, Inc. (B)	6,862	21,272
ION Geophysical Corp. (B)	1,431	18,832
John Wood Group PLC	108,425	748,928
Keane Group, Inc. (B)	6,366	70,153
KLX Energy Services Holdings, Inc. (B)	2,417	63,712
Liberty Oilfield Services, Inc., Class A (C)	5,405	88,534
Mammoth Energy Services, Inc.	1,575	36,209
Matrix Service Company (B)	3,212	67,099

The accompanying notes are an integral part of the financial statements.	59

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
McDermott International, Inc. (B)	70,593	$598,629
National Oilwell Varco, Inc.	31,915	898,088
Natural Gas Services Group, Inc. (B)	1,743	32,211
Newpark Resources, Inc. (B)	10,771	95,216
Nine Energy Service, Inc. (B)	1,758	46,095
Noble Corp. PLC (B)	29,960	90,180
Oceaneering International, Inc. (B)	38,631	596,849
Oil States International, Inc. (B)	7,297	125,071
Patterson-UTI Energy, Inc.	58,708	778,468
Pioneer Energy Services Corp. (B)	10,550	18,674
ProPetro Holding Corp. (B)	8,536	169,525
RigNet, Inc. (B)	1,860	28,793
Rowan Companies PLC, Class A (B)	49,770	562,899
Schlumberger, Ltd.	115,279	5,079,193
SEACOR Holdings, Inc. (B)	2,046	91,374
SEACOR Marine Holdings, Inc. (B)	2,200	30,184
Select Energy Services, Inc., Class A (B)	5,757	58,031
Solaris Oilfield Infrastructure, Inc., Class A (C)	3,190	54,230
Superior Energy Services, Inc. (B)	18,895	88,429
TechnipFMC PLC	35,418	789,467
Tenaris SA	45,292	602,362
TETRA Technologies, Inc. (B)	16,116	38,517
Tidewater, Inc. (B)	3,420	78,455
Transocean, Ltd. (B)	136,618	1,116,169
U.S. Silica Holdings, Inc. (C)	9,556	142,384
Unit Corp. (B)	6,383	99,256
WorleyParsons, Ltd.	63,929	674,432
		21,725,231
Oil, gas and consumable fuels – 4.1%
Abraxas Petroleum Corp. (B)	21,576	26,970
Adaro Energy Tbk PT	1,966,045	182,855
Aker BP ASA	5,720	193,889
Anadarko Petroleum Corp.	41,980	1,826,130
Apache Corp.	31,596	1,048,355
ARC Resources, Ltd.	54,509	411,733
Arch Coal, Inc., Class A	2,073	193,121
Ardmore Shipping Corp. (B)	4,723	26,590
Banpu PCL	2,400	1,241
Banpu PCL, Foreign Quota Shares	299,200	154,701
Berry Petroleum Corp.	1,787	22,749
Bonanza Creek Energy, Inc. (B)	2,262	51,958
BP PLC	3,216,417	22,802,151
Bukit Asam Tbk PT	382,300	108,201
Cabot Oil & Gas Corp.	35,894	883,710
California Resources Corp. (B)	5,539	130,997
Callon Petroleum Company (B)	89,160	682,074
Caltex Australia, Ltd.	51,736	1,049,076
Cameco Corp.	59,714	692,908
Canadian Natural Resources, Ltd.	181,990	5,169,487
Carrizo Oil & Gas, Inc. (B)	10,655	116,992
Cenovus Energy, Inc.	156,304	1,432,445
Chesapeake Energy Corp. (B)(C)	281,849	834,273
Chevron Corp.	159,065	19,020,993
China Coal Energy Company, Ltd., H Shares	322,000	139,819
China Petroleum & Chemical Corp., H Shares	4,179,839	3,603,091
China Shenhua Energy Company, Ltd., H Shares	555,400	1,368,563
Cimarex Energy Company	7,960	572,404
Clean Energy Fuels Corp. (B)	17,588	40,277
CNOOC, Ltd.	2,923,116	5,076,871
CNX Resources Corp. (B)	54,977	582,756
Concho Resources, Inc.	16,670	1,833,700
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
ConocoPhillips	95,837	$6,502,540
CONSOL Energy, Inc. (B)	3,377	128,157
Cosan SA	25,994	302,421
CVR Energy, Inc.	2,207	89,472
Delek US Holdings, Inc.	9,800	346,724
Denbury Resources, Inc. (B)	56,086	107,685
Devon Energy Corp.	38,976	1,150,182
DHT Holdings, Inc.	11,424	49,352
Diamondback Energy, Inc.	12,840	1,321,621
Dorian LPG, Ltd. (B)	3,906	23,045
Ecopetrol SA	811,866	822,009
Empresas COPEC SA	85,545	1,161,433
Enagas SA	34,665	987,383
Enbridge, Inc.	300,304	11,108,932
Encana Corp.	223,238	1,638,724
Encana Corp.	65,856	477,456
Energy Absolute PCL	16,900	25,586
Energy Absolute PCL, Foreign Quota Shares	183,570	277,919
Energy Fuels, Inc. (B)(C)	11,337	34,805
Eni SpA	246,078	4,243,824
EOG Resources, Inc.	48,275	4,537,850
EQT Corp.	68,702	1,244,880
Equinor ASA	62,916	1,415,104
Equitrans Midstream Corp.	54,928	968,930
Evolution Petroleum Corp.	3,623	25,615
Exxaro Resources, Ltd.	56,732	610,982
Exxon Mobil Corp.	352,449	27,854,044
Formosa Petrochemical Corp.	44,900	169,603
Frontline, Ltd. (B)(C)	9,650	61,953
Galp Energia SGPS SA	77,357	1,268,306
GasLog, Ltd.	4,876	78,601
Golar LNG, Ltd.	11,339	234,037
Goodrich Petroleum Corp. (B)	1,288	16,705
Green Plains, Inc.	4,801	74,896
Grupa Lotos SA	12,042	302,550
GS Holdings Corp.	2,633	125,391
Gulfport Energy Corp. (B)	21,174	162,193
Halcon Resources Corp. (B)(C)	17,552	26,328
Hess Corp.	20,716	1,198,421
HighPoint Resources Corp. (B)	14,073	36,449
HollyFrontier Corp.	13,270	679,424
Husky Energy, Inc.	54,499	605,890
Idemitsu Kosan Company, Ltd.	15,100	536,053
Imperial Oil, Ltd.	43,278	1,171,773
Inner Mongolia Yitai Coal Company, Ltd., Class B	167,000	206,198
Inpex Corp.	113,300	1,098,982
Inter Pipeline, Ltd. (C)	59,604	958,411
International Seaways, Inc. (B)	2,578	42,898
IRPC PCL	73,900	13,816
IRPC PCL, Foreign Quota Shares	1,417,100	264,943
Jagged Peak Energy, Inc. (B)	7,968	75,457
JXTG Holdings, Inc.	363,650	1,698,835
Keyera Corp. (C)	31,989	785,413
Kinder Morgan, Inc.	158,005	3,027,376
Koninklijke Vopak NV	15,041	734,722
Kunlun Energy Company, Ltd.	523,090	574,934
Laredo Petroleum, Inc. (B)	18,866	64,710
Lundin Petroleum AB	29,308	960,200
Marathon Oil Corp.	69,202	1,148,753
Marathon Petroleum Corp.	57,511	3,566,257
Matador Resources Company (B)	40,730	757,578
Midstates Petroleum Company, Inc. (B)	2,067	17,859
MOL Hungarian Oil & Gas PLC	54,876	640,220

The accompanying notes are an integral part of the financial statements.	60

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Murphy Oil Corp.	43,926	$1,269,461
NACCO Industries, Inc., Class A	518	18,943
Neste OYJ	18,873	1,814,680
Noble Energy, Inc.	39,942	884,715
Nordic American Tankers, Ltd. (C)	18,053	40,980
Northern Oil and Gas, Inc. (B)	24,363	57,740
Oasis Petroleum, Inc. (B)	104,876	586,257
Occidental Petroleum Corp.	62,853	4,157,726
Oil Search, Ltd.	271,978	1,613,302
OMV AG	23,877	1,257,013
ONEOK, Inc.	34,244	2,200,519
Origin Energy, Ltd. (B)	350,974	1,834,649
Panhandle Oil and Gas, Inc., Class A	2,217	36,403
Par Pacific Holdings, Inc. (B)	3,828	64,693
PBF Energy, Inc., Class A	32,373	1,005,829
PDC Energy, Inc. (B)	8,001	296,597
Peabody Energy Corp.	9,382	289,435
Pembina Pipeline Corp.	75,985	2,780,833
Penn Virginia Corp. (B)	1,482	79,524
PetroChina Company, Ltd., H Shares	3,460,139	2,288,608
Petroleo Brasileiro SA	477,009	3,792,045
Petronas Dagangan BHD	3,400	22,279
Phillips 66	35,316	3,403,050
Pioneer Natural Resources Company	14,190	2,000,081
Polski Koncern Naftowy ORLEN SA	39,576	1,064,822
Polskie Gornictwo Naftowe i Gazownictwo SA	227,333	415,228
PrairieSky Royalty, Ltd. (C)	32,225	469,435
PTT Exploration & Production PCL	8,500	33,582
PTT Exploration & Production PCL, Foreign Quota Shares	200,000	788,413
PTT PCL	9,100	14,006
PTT PCL, Foreign Quota Shares	1,533,600	2,356,632
QEP Resources, Inc. (B)	63,934	496,128
Range Resources Corp.	55,920	598,344
Renewable Energy Group, Inc. (B)	4,434	117,811
Repsol SA	218,289	3,756,711
Resolute Energy Corp. (B)(C)	2,623	81,077
REX American Resources Corp. (B)	669	53,326
Ring Energy, Inc. (B)	7,445	45,936
Royal Dutch Shell PLC, A Shares	739,578	23,054,122
Royal Dutch Shell PLC, B Shares	603,400	18,928,812
SandRidge Energy, Inc. (B)	3,965	30,808
Santos, Ltd.	352,178	1,728,483
Scorpio Tankers, Inc.	5,505	101,347
SemGroup Corp., Class A	9,736	153,245
Seven Generations Energy, Ltd., Class A (B)	41,681	304,701
Ship Finance International, Ltd. (C)	9,584	118,746
Showa Shell Sekiyu KK	20,800	312,110
SilverBow Resources, Inc. (B)	941	21,173
SK Innovation Company, Ltd.	3,369	562,114
SM Energy Company	27,859	455,216
Snam SpA	212,221	1,047,588
S-Oil Corp.	2,330	206,553
Southwestern Energy Company (B)	228,015	964,503
SRC Energy, Inc. (B)	29,351	135,015
Suncor Energy, Inc.	242,411	8,355,760
Talos Energy, Inc. (B)	2,627	58,976
Teekay Corp. (C)	8,891	36,453
Teekay Tankers, Ltd., Class A	26,058	27,882
Tellurian, Inc. (B)(C)	10,427	106,981
Thai Oil PCL, Foreign Quota Shares	127,100	291,039
The Williams Companies, Inc.	100,774	2,689,658
TOTAL SA	305,245	17,374,147
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Tourmaline Oil Corp.	39,435	$598,440
TransCanada Corp.	135,406	6,055,430
Tupras Turkiye Petrol Rafinerileri AS	18,919	507,988
Ultra Petroleum Corp. (B)(C)	22,045	14,827
Ultrapar Participacoes SA	57,651	819,760
United Tractors Tbk PT	227,637	428,782
Uranium Energy Corp. (B)(C)	22,082	27,823
Valero Energy Corp.	35,322	2,880,862
Vermilion Energy, Inc. (C)	22,197	567,766
W&T Offshore, Inc. (B)	11,678	60,842
Washington H. Soul Pattinson & Company, Ltd.	21,198	442,778
Woodside Petroleum, Ltd.	186,421	4,777,316
World Fuel Services Corp.	26,297	728,164
WPX Energy, Inc. (B)	106,681	1,316,444
Yanzhou Coal Mining Company, Ltd., H Shares	303,510	301,128
		299,804,485
		321,529,716
Financials – 16.2%
Banks – 8.9%
1st Source Corp.	1,822	86,636
ABN AMRO Group NV (A)	91,734	2,220,733
Absa Group, Ltd.	163,244	2,088,773
ACNB Corp.	877	34,554
Agricultural Bank of China, Ltd., H Shares	4,796,800	2,297,922
AIB Group PLC	128,630	605,823
Akbank T.A.S.	436,876	559,662
Alior Bank SA (B)	12,058	186,843
Allegiance Bancshares, Inc. (B)	1,454	55,630
Alliance Bank Malaysia BHD	21,640	21,065
Amalgamated Bank, Class A	1,536	27,203
American National Bankshares, Inc.	1,176	42,101
Ameris Bancorp	5,153	210,088
Ames National Corp.	1,307	36,374
AMMB Holdings BHD	41,300	45,326
Aozora Bank, Ltd.	12,570	362,961
Arrow Financial Corp.	1,502	53,201
Associated Banc-Corp.	44,766	1,042,152
Atlantic Capital Bancshares, Inc. (B)	3,174	61,195
Australia & New Zealand Banking Group, Ltd.	573,500	11,393,547
Banc of California, Inc.	5,156	89,302
BancFirst Corp.	2,081	117,327
Banco Bilbao Vizcaya Argentaria SA	1,045,952	6,487,870
Banco Bradesco SA	162,398	1,665,853
Banco de Chile	5,469,481	868,328
Banco de Credito e Inversiones SA	10,264	701,628
Banco de Sabadell SA	885,194	1,007,182
Banco do Brasil SA	137,794	1,856,256
Banco Espirito Santo SA (B)	322,715	97
Banco Santander Brasil SA	65,926	788,764
Banco Santander Chile	14,344,141	1,143,665
Banco Santander Mexico SA, B Shares	524,310	720,058
Banco Santander SA	2,551,593	12,418,116
Bancolombia SA	38,269	446,834
BancorpSouth Bank	35,636	1,161,377
Bangkok Bank PCL	36,557	248,122
Bank Central Asia Tbk PT	1,335,830	2,613,801
Bank Danamon Indonesia Tbk PT	386,201	234,083
Bank Handlowy w Warszawie SA	3,910	68,076
Bank Hapoalim BM	157,434	1,083,902
Bank Leumi Le-Israel BM	218,715	1,446,531
Bank Mandiri Persero Tbk PT	2,534,056	1,282,167
Bank Millennium SA (B)	78,379	179,157

The accompanying notes are an integral part of the financial statements.	61

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Bank Negara Indonesia Persero Tbk PT	1,011,953	$632,584
Bank of America Corp.	1,407,780	40,938,242
Bank of China, Ltd., H Shares	13,025,922	6,076,230
Bank of Commerce Holdings	2,471	28,046
Bank of Communications Company, Ltd., H Shares	1,425,576	1,196,964
Bank of Hawaii Corp.	11,274	927,061
Bank of Ireland Group PLC	153,792	999,205
Bank of Marin Bancorp	1,635	72,758
Bank of Montreal	96,099	7,493,962
Bank of Queensland, Ltd.	78,038	499,269
Bank of the Philippine Islands	184,007	298,687
Bank OZK	32,642	1,070,658
Bank Polska Kasa Opieki SA	22,543	674,191
Bank Rakyat Indonesia Persero Tbk PT	7,535,010	2,059,867
Bank Tabungan Negara Persero Tbk PT	572,900	98,719
Bankia SA	193,317	589,729
Bankinter SA	103,767	851,788
Bankwell Financial Group, Inc.	952	28,817
Banner Corp.	3,747	232,801
Bar Harbor Bankshares	2,014	52,001
Barclays PLC	2,758,182	5,997,901
Baycom Corp. (B)	1,345	31,029
BB&T Corp.	118,860	6,058,294
BCB Bancorp, Inc.	2,175	28,536
BDO Unibank, Inc.	404,110	996,334
Bendigo & Adelaide Bank, Ltd.	95,570	668,372
Berkshire Hills Bancorp, Inc.	4,878	152,779
Blue Hills Bancorp, Inc.	2,650	65,932
BNK Financial Group, Inc.	13,566	85,447
BNP Paribas SA	143,528	7,347,327
BOC Hong Kong Holdings, Ltd.	812,500	3,394,028
Boston Private Financial Holdings, Inc.	10,172	120,945
Bridge Bancorp, Inc.	2,114	69,699
Brookline Bancorp, Inc.	9,536	152,385
Bryn Mawr Bank Corp.	2,400	97,824
Business First Bancshares, Inc.	1,413	34,929
Byline Bancorp, Inc. (B)	2,012	41,125
C&F Financial Corp.	475	24,505
Cadence Bancorp	14,330	286,457
CaixaBank SA	561,976	2,002,092
Cambridge Bancorp	442	36,682
Camden National Corp.	1,794	80,461
Canadian Imperial Bank of Commerce	66,854	5,671,121
Capital City Bank Group, Inc.	1,517	37,440
Capitec Bank Holdings, Ltd.	9,107	843,697
Capstar Financial Holdings, Inc.	1,427	23,917
Carolina Financial Corp.	2,546	93,235
Cathay General Bancorp	29,880	1,160,539
CB Financial Services, Inc.	783	20,256
CBTX, Inc.	2,176	72,483
CenterState Bank Corp.	10,962	290,055
Central Pacific Financial Corp.	3,325	97,024
Central Valley Community Bancorp	1,540	29,984
Century BanCorp, Inc., Class A	367	28,387
Chang Hwa Commercial Bank, Ltd.	170,163	102,111
Chemical Financial Corp.	27,845	1,276,136
Chemung Financial Corp.	470	21,893
China CITIC Bank Corp., Ltd., H Shares	1,460,700	948,574
China Construction Bank Corp., H Shares	15,762,496	14,032,861
China Development Financial Holding Corp.	472,000	152,761
China Everbright Bank Company, Ltd., H Shares	410,295	196,601
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
China Merchants Bank Company, Ltd., H Shares	639,674	$2,935,487
China Minsheng Banking Corp., Ltd., H Shares	1,017,300	785,290
Chongqing Rural Commercial Bank Company, Ltd., H Shares	412,600	258,139
CIMB Group Holdings BHD	118,500	170,356
Citigroup, Inc.	376,675	24,099,667
Citizens & Northern Corp.	1,607	42,168
Citizens Financial Group, Inc.	72,173	2,666,071
City Holding Company	1,750	140,245
Civista Bancshares, Inc.	1,897	40,463
CNB Financial Corp.	1,861	51,736
Codorus Valley Bancorp, Inc.	1,371	31,094
Columbia Banking System, Inc.	8,671	328,457
Comerica, Inc.	24,940	2,172,523
Commerce Bancshares, Inc.	26,806	1,686,902
Commerzbank AG (B)	151,857	1,251,645
Commonwealth Bank of Australia	350,982	18,414,324
Community Bank System, Inc.	5,882	381,095
Community Bankers Trust Corp. (B)	3,473	27,715
Community Trust Bancorp, Inc.	1,803	77,132
Concordia Financial Group, Ltd.	120,600	489,844
ConnectOne Bancorp, Inc.	3,714	80,111
CrediCorp., Ltd.	18,600	4,521,474
Credit Agricole SA	146,265	1,871,985
CTBC Financial Holding Company, Ltd.	645,090	435,959
Cullen/Frost Bankers, Inc.	17,267	1,790,243
Customers Bancorp, Inc. (B)	3,556	76,063
CVB Financial Corp.	13,254	302,059
Danske Bank A/S	114,085	2,269,279
DBS Group Holdings, Ltd.	280,472	5,142,100
DGB Financial Group, Inc.	8,764	66,018
DNB ASA	51,928	994,625
E.Sun Financial Holding Company, Ltd.	342,988	245,807
Eagle Bancorp, Inc. (B)	3,796	224,685
East West Bancorp, Inc.	39,143	2,137,599
Enterprise Bancorp, Inc.	1,277	40,506
Enterprise Financial Services Corp.	2,690	121,534
Equity Bancshares, Inc., Class A (B)	1,691	57,477
Erste Group Bank AG (B)	48,760	1,838,857
Esquire Financial Holdings, Inc. (B)	878	20,027
Evans Bancorp, Inc.	701	24,991
Farmers & Merchants Bancorp, Inc.	1,123	34,375
Farmers National Banc Corp.	3,321	48,885
FB Financial Corp.	1,926	68,277
Fidelity D&D Bancorp, Inc.	366	21,312
Fidelity Southern Corp.	2,634	85,816
Fifth Third Bancorp	101,122	2,788,945
Financial Institutions, Inc.	2,041	61,516
First Bancorp (NC)	3,475	136,185
First Bancorp (PR)	25,597	294,621
First Bancorp, Inc.	1,408	37,101
First Bank	2,286	26,449
First Busey Corp.	5,146	138,633
First Business Financial Services, Inc.	1,196	26,384
First Choice Bancorp	1,195	27,844
First Commonwealth Financial Corp.	11,634	163,574
First Community Bankshares, Inc.	1,875	67,219
First Community Corp.	1,261	25,283
First Financial Bancorp	11,398	316,067
First Financial Bankshares, Inc. (C)	7,698	499,215
First Financial Corp.	1,496	66,392
First Financial Holding Company, Ltd.	340,801	230,217
First Financial Northwest, Inc.	1,456	23,616

The accompanying notes are an integral part of the financial statements.	62

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
First Foundation, Inc.	4,674	$71,279
First Horizon National Corp.	87,473	1,367,203
First Internet Bancorp	1,438	31,061
First Interstate BancSystem, Inc., Class A	3,707	154,359
First Merchants Corp.	5,911	238,745
First Mid-Illinois Bancshares, Inc.	1,567	54,704
First Midwest Bancorp, Inc.	12,589	291,435
First Northwest Bancorp	1,495	24,099
First Republic Bank	25,260	2,651,795
Flushing Financial Corp.	3,334	77,382
FNB Corp.	87,568	1,071,832
Franklin Financial Network, Inc.	1,567	51,398
Fukuoka Financial Group, Inc.	16,300	353,665
Fulton Financial Corp.	67,901	1,166,539
German American Bancorp, Inc.	2,632	81,513
Glacier Bancorp, Inc.	10,056	440,654
Great Southern Bancorp, Inc.	1,305	73,902
Great Western Bancorp, Inc.	6,977	261,986
Grupo Financiero Banorte SAB de CV, Series O	744,250	4,052,162
Grupo Financiero Inbursa SAB de CV, Series O	666,100	994,932
Guaranty Bancshares, Inc.	970	29,837
Hana Financial Group, Inc.	15,724	542,769
Hancock Whitney Corp.	33,156	1,448,254
Hang Seng Bank, Ltd.	167,595	4,150,295
Hanmi Financial Corp.	3,983	91,928
HarborOne Bancorp, Inc. (B)	1,973	31,824
Heartland Financial USA, Inc.	3,511	170,599
Heritage Commerce Corp.	5,149	71,932
Heritage Financial Corp.	4,249	139,877
Hilltop Holdings, Inc.	8,660	166,445
Home BancShares, Inc.	62,082	1,209,357
HomeTrust Bancshares, Inc.	2,057	56,012
Hong Leong Bank BHD	14,300	74,791
Hong Leong Financial Group BHD	5,100	24,687
Hope Bancorp, Inc.	15,163	221,077
Horizon Bancorp, Inc.	4,502	79,550
Howard Bancorp, Inc. (B)	1,955	25,943
HSBC Holdings PLC	3,205,254	26,129,489
Hua Nan Financial Holdings Company, Ltd.	244,305	149,871
Huntington Bancshares, Inc.	163,728	2,359,320
IBERIABANK Corp.	6,575	514,362
Independent Bank Corp. (MA)	3,195	271,990
Independent Bank Corp. (MI)	2,578	59,939
Independent Bank Group, Inc.	3,959	229,464
Industrial & Commercial Bank of China, Ltd., H Shares	11,379,623	8,777,026
Industrial Bank of Korea	13,150	162,982
ING Groep NV	846,071	11,183,459
International Bancshares Corp.	21,420	874,364
Intesa Sanpaolo SpA	1,444,573	3,554,258
Investar Holding Corp.	1,304	31,739
Investors Bancorp, Inc.	28,539	358,735
Itau CorpBanca	31,807,851	301,312
Japan Post Bank Company, Ltd.	44,400	496,288
JPMorgan Chase & Co.	512,911	53,527,392
Kasikornbank PCL	96,700	605,787
Kasikornbank PCL, Foreign Quota Shares	165,959	1,042,265
KB Financial Group, Inc.	20,794	819,549
KBC Group NV	43,738	3,237,275
KeyCorp	159,565	2,817,918
Komercni banka AS	8,341	350,090
Krung Thai Bank PCL	5,500	3,369
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Krung Thai Bank PCL, Foreign Quota Shares	503,300	$308,206
Lakeland Bancorp, Inc.	5,576	93,286
Lakeland Financial Corp.	2,791	134,861
LCNB Corp.	1,380	23,460
LegacyTexas Financial Group, Inc.	5,778	241,116
Level One Bancorp, Inc.	858	19,820
Live Oak Bancshares, Inc. (C)	3,325	53,898
Lloyds Banking Group PLC	11,453,728	9,644,950
M&T Bank Corp.	21,649	3,746,576
Macatawa Bank Corp.	3,711	40,487
Malayan Banking BHD	94,033	220,188
MB Financial, Inc.	32,491	1,470,868
mBank SA	1,924	217,101
MBT Financial Corp.	2,561	28,350
Mebuki Financial Group, Inc.	91,800	249,219
Mediobanca Banca di Credito Finanziario SpA	58,561	586,133
Mega Financial Holding Company, Ltd.	391,275	345,612
Mercantile Bank Corp.	2,038	70,576
Metropolitan Bank & Trust Company	326,110	479,720
Metropolitan Bank Holding Corp. (B)	871	33,560
Mid Penn Bancorp, Inc.	919	22,506
Middlefield Banc Corp.	536	22,485
Midland States Bancorp, Inc.	2,748	70,074
MidSouth Bancorp, Inc.	2,544	28,976
MidWestOne Financial Group, Inc.	1,505	46,790
Mitsubishi UFJ Financial Group, Inc.	1,312,000	6,808,479
Mizrahi Tefahot Bank, Ltd.	21,488	411,456
Mizuho Financial Group, Inc.	2,686,400	4,224,101
Moneta Money Bank AS (A)	51,810	183,388
MutualFirst Financial, Inc.	912	28,673
MVB Financial Corp.	1,166	17,840
National Australia Bank, Ltd.	545,587	9,739,291
National Bank Holdings Corp., Class A	3,322	120,024
National Bank of Canada	51,808	2,444,438
National Bankshares, Inc.	973	38,434
National Commerce Corp. (B)	2,158	94,283
NBT Bancorp, Inc.	5,072	195,931
Nedbank Group, Ltd.	90,646	1,825,763
Nicolet Bankshares, Inc. (B)	1,021	58,626
Nordea Bank ABP	479,875	4,347,507
Northeast Bancorp	1,153	23,383
Northrim Bancorp, Inc.	935	35,072
Norwood Financial Corp.	860	26,350
OFG Bancorp	5,099	105,498
Old Line Bancshares, Inc.	2,055	58,855
Old National Bancorp	17,941	318,991
Old Second Bancorp, Inc.	3,682	52,579
Opus Bank	2,382	54,238
Origin Bancorp, Inc.	2,167	78,142
Orrstown Financial Services, Inc.	1,337	27,302
OTP Bank Nyrt	33,421	1,413,491
Oversea-Chinese Banking Corp., Ltd.	491,378	4,008,891
Pacific City Financial Corp.	1,700	28,900
Pacific Mercantile Bancorp (B)	2,622	21,632
Pacific Premier Bancorp, Inc.	5,552	165,727
PacWest Bancorp	32,881	1,348,779
Park National Corp.	1,631	163,345
Parke Bancorp, Inc.	1,017	22,567
Peapack Gladstone Financial Corp.	2,260	65,721
Penns Woods Bancorp, Inc.	684	30,000
Peoples Bancorp, Inc.	2,143	71,448
Peoples Financial Services Corp.	915	40,031
People's United Financial, Inc.	58,219	1,033,969

The accompanying notes are an integral part of the financial statements.	63

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
People's Utah Bancorp	1,832	$53,788
Pinnacle Financial Partners, Inc.	19,770	1,160,301
Postal Savings Bank of China Company, Ltd., H Shares (A)	456,000	272,969
Powszechna Kasa Oszczednosci Bank Polski SA	115,494	1,159,678
Preferred Bank	1,724	88,303
Premier Financial Bancorp, Inc.	1,776	29,428
Prosperity Bancshares, Inc.	17,915	1,333,772
Public Bank BHD	70,262	431,805
QCR Holdings, Inc.	1,669	59,667
Raiffeisen Bank International AG	24,052	612,841
RBB Bancorp	1,954	42,304
Regions Financial Corp.	159,465	2,615,226
Reliant Bancorp, Inc.	1,417	31,089
Renasant Corp.	5,815	222,598
Republic Bancorp, Inc., Class A	1,111	50,262
Republic First Bancorp, Inc. (B)	6,113	39,123
Resona Holdings, Inc.	233,100	1,055,888
RHB Bank BHD	25,341	35,227
Royal Bank of Canada	214,577	16,770,580
S&T Bancorp, Inc.	3,936	162,872
Sandy Spring Bancorp, Inc.	4,045	141,858
Santander Bank Polska SA	4,586	456,158
SB One Bancorp	1,200	28,380
Seacoast Banking Corp. of Florida (B)	5,285	153,371
Security Bank Corp.	46,160	147,979
Select Bancorp, Inc. (B)	2,172	25,130
ServisFirst Bancshares, Inc.	5,619	196,496
Seven Bank, Ltd.	62,600	183,079
Shinhan Financial Group Company, Ltd.	22,287	866,748
Shinsei Bank, Ltd.	17,300	237,997
Shore Bancshares, Inc.	1,928	30,366
Sierra Bancorp	1,878	50,612
Signature Bank	14,415	1,956,980
Simmons First National Corp., Class A	10,842	290,891
SinoPac Financial Holdings Company, Ltd.	357,772	124,458
Skandinaviska Enskilda Banken AB, Series A	256,457	2,608,977
SmartFinancial, Inc. (B)	1,624	31,863
Societe Generale SA	98,072	3,012,770
South State Corp.	4,367	310,232
Southern First Bancshares, Inc. (B)	966	36,805
Southern National Bancorp of Virginia, Inc.	2,632	41,717
Southside Bancshares, Inc.	3,857	133,915
Spirit of Texas Bancshares, Inc. (B)	1,330	28,728
Standard Bank Group, Ltd.	293,940	4,032,769
Standard Chartered PLC	452,500	3,608,497
Sterling Bancorp	60,601	1,232,018
Stock Yards Bancorp, Inc.	2,547	90,724
Sumitomo Mitsui Financial Group, Inc.	148,379	5,272,392
Sumitomo Mitsui Trust Holdings, Inc.	36,838	1,399,579
Summit Financial Group, Inc.	1,585	38,690
SunTrust Banks, Inc.	69,298	4,495,361
SVB Financial Group (B)	8,213	2,029,925
Svenska Handelsbanken AB, A Shares	240,624	2,741,290
Swedbank AB, A Shares	142,544	2,616,774
Synovus Financial Corp.	44,765	1,776,275
Taishin Financial Holding Company, Ltd.	330,647	149,692
Taiwan Business Bank	98,769	36,357
Taiwan Cooperative Financial Holding Company, Ltd.	298,524	185,016
TCF Financial Corp.	45,042	1,031,462
Texas Capital Bancshares, Inc. (B)	13,550	826,957
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
The Bancorp, Inc. (B)	6,207	$56,297
The Bank of East Asia, Ltd.	275,693	959,824
The Bank of Kyoto, Ltd.	5,800	260,845
The Bank of Nova Scotia	184,255	10,240,823
The Bank of NT Butterfield & Son, Ltd.	6,482	264,077
The Bank of Princeton	870	28,301
The Chiba Bank, Ltd.	67,500	410,843
The Community Financial Corp.	749	22,515
The First Bancshares, Inc.	1,527	50,025
The First of Long Island Corp.	3,097	72,346
The PNC Financial Services Group, Inc.	71,170	8,968,843
The Royal Bank of Scotland Group PLC	776,741	2,731,699
The Shizuoka Bank, Ltd.	47,900	379,492
The Siam Commercial Bank PCL	6,700	28,476
The Siam Commercial Bank PCL, Foreign Quota Shares	265,209	1,127,174
The Toronto-Dominion Bank	272,214	15,609,460
TMB Bank PCL	45,500	3,292
TMB Bank PCL, Foreign Quota Shares	1,569,200	113,482
Tompkins Financial Corp.	1,740	139,913
Towne Bank	7,812	215,377
TriCo Bancshares	2,950	118,649
TriState Capital Holdings, Inc. (B)	3,080	69,639
Triumph Bancorp, Inc. (B)	2,889	97,850
Trustmark Corp.	25,924	919,784
Turkiye Garanti Bankasi AS	352,358	586,886
Turkiye Halk Bankasi AS	94,768	135,623
Turkiye Is Bankasi AS, Class C	241,432	261,949
U.S. Bancorp	234,310	12,111,484
UMB Financial Corp.	17,479	1,202,730
Umpqua Holdings Corp.	59,471	1,081,183
UniCredit SpA	195,392	2,653,604
Union Bankshares Corp.	9,275	329,912
United Bankshares, Inc.	39,677	1,523,200
United Community Banks, Inc.	9,452	261,726
United Overseas Bank, Ltd.	210,257	3,875,224
Unity Bancorp, Inc.	1,116	24,652
Univest Financial Corp.	3,499	92,758
Valley National Bancorp	128,249	1,354,309
Veritex Holdings, Inc.	5,290	148,173
Washington Trust Bancorp, Inc.	1,798	94,215
Webster Financial Corp.	24,906	1,430,103
Wells Fargo & Company	653,440	32,600,122
WesBanco, Inc.	6,190	262,642
Westamerica Bancorporation	3,062	196,825
Westpac Banking Corp.	685,387	13,119,101
Wintrust Financial Corp.	15,227	1,121,773
Woori Financial Group, Inc. (B)	24,640	324,239
Yamaguchi Financial Group, Inc.	20,900	195,464
Zions Bancorp NA	29,643	1,514,757
		645,368,417
Capital markets – 1.9%
3i Group PLC	157,204	1,974,146
Affiliated Managers Group, Inc.	3,915	429,123
Ameriprise Financial, Inc.	10,357	1,363,292
Amundi SA (A)	7,759	517,837
Arlington Asset Investment Corp., Class A (C)	4,078	33,807
Artisan Partners Asset Management, Inc., Class A	5,912	155,486
ASX, Ltd.	38,530	1,908,788
B. Riley Financial, Inc.	2,696	45,940
B3 SA - Brasil Bolsa Balcao	330,376	2,884,078
BlackRock, Inc.	9,025	4,000,061
Blucora, Inc. (B)	5,752	154,671

The accompanying notes are an integral part of the financial statements.	64

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
BrightSphere Investment Group PLC	9,854	$139,434
Brookfield Asset Management, Inc., Class A (C)	126,660	5,721,092
Cboe Global Markets, Inc.	8,339	799,793
China Cinda Asset Management Company, Ltd., H Shares	1,463,600	424,948
China Ding Yi Feng Holdings, Ltd. (B)(C)	152,000	489,901
China Everbright, Ltd.	153,084	309,281
China Galaxy Securities Company, Ltd., H Shares	577,500	392,781
China Huarong Asset Management Company, Ltd., H Shares (A)	1,661,300	380,914
China International Capital Corp., Ltd., H Shares (A)	169,200	392,903
CI Financial Corp.	43,757	618,474
CITIC Securities Company, Ltd., H Shares	374,400	906,728
CME Group, Inc.	26,589	4,836,805
Cohen & Steers, Inc.	2,741	114,464
Cowen, Inc. (B)	3,254	50,372
Credit Suisse Group AG (B)	507,796	6,262,598
Daiwa Securities Group, Inc.	180,418	916,082
Deutsche Bank AG	296,855	2,751,385
Deutsche Boerse AG	29,017	3,663,637
Diamond Hill Investment Group, Inc.	415	58,913
Donnelley Financial Solutions, Inc. (B)	4,071	57,849
E*TRADE Financial Corp.	18,895	925,666
Eaton Vance Corp.	31,466	1,316,852
Evercore, Inc., Class A	10,928	1,006,469
FactSet Research Systems, Inc.	10,271	2,415,431
Federated Investors, Inc., Class B	37,371	1,111,787
Focus Financial Partners, Inc., Class A (B)	2,317	87,698
Franklin Resources, Inc.	22,117	721,235
GAIN Capital Holdings, Inc.	3,555	24,530
GF Securities Company, Ltd., H Shares	238,100	401,320
Greenhill & Company, Inc.	2,175	51,200
Guotai Junan Securities Company, Ltd., H Shares (A)	97,400	216,893
Haitong Securities Company, Ltd., H Shares	531,100	704,291
Hamilton Lane, Inc., Class A	2,003	93,500
Hargreaves Lansdown PLC	45,642	1,055,008
Hong Kong Exchanges & Clearing, Ltd.	259,977	8,961,198
Houlihan Lokey, Inc.	4,016	184,656
Huatai Securities Company, Ltd., H Shares (A)	268,500	543,625
IGM Financial, Inc.	15,187	396,770
Interactive Brokers Group, Inc., Class A	20,275	1,119,788
Intercontinental Exchange, Inc.	42,331	3,265,837
INTL. FCStone, Inc. (B)	1,848	80,388
Invesco, Ltd.	30,570	591,530
Investec PLC	109,369	715,082
Investec, Ltd.	64,876	422,201
Investment Technology Group, Inc.	3,818	115,418
Janus Henderson Group PLC	45,054	1,103,823
Japan Exchange Group, Inc.	56,698	1,003,643
Julius Baer Group, Ltd. (B)	44,484	1,938,255
Korea Investment Holdings Company, Ltd.	2,252	128,859
Ladenburg Thalmann Financial Services, Inc.	13,619	40,040
Legg Mason, Inc.	23,095	675,529
London Stock Exchange Group PLC	50,303	3,003,996
Macquarie Group, Ltd.	64,587	5,897,093
MarketAxess Holdings, Inc.	10,151	2,475,626
Mirae Asset Daewoo Company, Ltd.	21,248	142,651
Moelis & Company, Class A	5,378	239,913
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Moody's Corp.	12,388	$2,144,611
Morgan Stanley	97,157	4,078,651
MSCI, Inc.	6,542	1,208,438
Nasdaq, Inc.	8,530	781,092
Natixis SA	122,073	670,266
NH Investment & Securities Company, Ltd.	7,543	87,364
Noah Holdings, Ltd., ADR (B)(C)	4,700	271,425
Nomura Holdings, Inc.	388,100	1,512,707
Northern Trust Corp.	16,454	1,533,513
Oppenheimer Holdings, Inc., Class A	1,245	35,134
Partners Group Holding AG	3,426	2,475,347
Piper Jaffray Companies	1,710	119,632
PJT Partners, Inc., Class A	2,398	110,860
Pzena Investment Management, Inc., Class A	2,587	25,767
Raymond James Financial, Inc.	9,584	791,447
Reinet Investments SCA	33,497	528,367
S&P Global, Inc.	18,646	3,736,099
Safeguard Scientifics, Inc. (B)	2,986	32,398
Samsung Securities Company, Ltd.	3,373	103,809
SBI Holdings, Inc.	25,164	532,099
Schroders PLC	20,089	729,189
SEI Investments Company	35,280	1,861,020
Singapore Exchange, Ltd.	124,400	720,396
St. James's Place PLC	84,912	1,095,688
State Street Corp.	28,207	2,027,237
Stifel Financial Corp.	27,792	1,512,719
T. Rowe Price Group, Inc.	17,885	1,796,191
The Bank of New York Mellon Corp.	67,606	3,547,963
The Charles Schwab Corp.	89,323	4,109,751
The Goldman Sachs Group, Inc.	25,709	5,056,960
UBS Group AG (B)	765,050	9,708,395
Virtus Investment Partners, Inc.	853	87,270
Waddell & Reed Financial, Inc., Class A	9,339	172,865
Westwood Holdings Group, Inc.	1,122	43,365
WisdomTree Investments, Inc.	14,419	112,180
Yuanta Financial Holding Company, Ltd.	366,187	206,980
		139,500,579
Consumer finance – 0.2%
Acom Company, Ltd.	44,700	153,584
AEON Financial Service Company, Ltd.	12,500	246,210
American Express Company	52,059	5,608,837
Capital One Financial Corp.	35,202	2,942,183
Credit Saison Company, Ltd.	17,900	260,520
Discover Financial Services	24,968	1,787,958
Encore Capital Group, Inc. (B)(C)	3,167	108,311
Enova International, Inc. (B)	4,049	103,330
EZCorp, Inc., Class A (B)	6,143	60,017
FirstCash, Inc.	5,219	457,498
Green Dot Corp., Class A (B)	18,595	1,200,307
LendingClub Corp. (B)	39,193	116,403
Muangthai Capital PCL	91,400	136,184
Muangthai Capital PCL Foreign Quota Shares	400	597
Navient Corp.	61,995	757,579
Nelnet, Inc., Class A	2,202	120,714
PRA Group, Inc. (B)	5,466	175,951
Regional Management Corp. (B)	1,207	32,818
Samsung Card Company, Ltd.	1,442	43,620
SLM Corp. (B)	117,640	1,299,922
Synchrony Financial	49,141	1,602,488
World Acceptance Corp. (B)	751	92,373
		17,307,404

The accompanying notes are an integral part of the financial statements.	65

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified financial services – 0.8%
AMP, Ltd.	585,229	$979,333
Ayala Corp.	52,075	930,116
Banco Latinoamericano de Comercio Exterior SA	3,764	78,743
Berkshire Hathaway, Inc., Class B (B)	144,579	29,103,753
Cannae Holdings, Inc. (B)	8,186	187,623
Chailease Holding Company, Ltd.	43,160	169,546
Challenger, Ltd.	110,350	629,284
Eurazeo SE	5,745	431,661
EXOR NV	10,585	651,195
Far East Horizon, Ltd.	351,700	392,687
FGL Holdings (B)	17,750	147,325
FirstRand, Ltd.	764,726	3,482,756
Groupe Bruxelles Lambert SA	14,200	1,365,194
Grupo de Inversiones Suramericana SA	38,201	433,891
GT Capital Holdings, Inc.	18,530	342,106
Haci Omer Sabanci Holding AS	142,187	242,605
Industrivarden AB, C Shares	26,566	552,953
Investor AB, B Shares	72,216	3,222,667
Jefferies Financial Group, Inc.	19,767	400,677
Kinnevik AB, B Shares	38,247	967,897
L E Lundbergforetagen AB, B Shares	12,275	378,379
Marlin Business Services Corp.	1,196	28,154
Metro Pacific Investments Corp.	2,917,700	264,677
Mitsubishi UFJ Lease & Finance Company, Ltd.	46,300	236,411
NewStar Financial, Inc. (B)(D)	5,608	1,456
On Deck Capital, Inc. (B)	6,517	40,014
Onex Corp.	13,436	808,131
ORIX Corp.	148,500	2,150,068
Pargesa Holding SA, Bearer Shares	7,600	623,534
PSG Group, Ltd.	34,047	626,862
Remgro, Ltd.	120,262	1,714,819
RMB Holdings, Ltd.	159,926	907,491
Standard Life Aberdeen PLC	403,757	1,321,681
Tokyo Century Corp.	4,800	214,328
Wendel SA	3,453	435,306
		54,463,323
Insurance – 4.3%
Admiral Group PLC	33,729	976,668
Aegon NV	402,112	2,157,574
Aflac, Inc.	155,434	7,638,027
Ageas	33,368	1,644,473
AIA Group, Ltd.	2,654,309	26,490,874
Alleghany Corp.	4,006	2,575,698
Allianz SE	65,144	14,500,860
Ambac Financial Group, Inc. (B)	5,360	105,967
American Equity Investment Life Holding Company	10,746	340,111
American Financial Group, Inc.	19,040	1,897,526
American International Group, Inc.	180,625	7,803,000
AMERISAFE, Inc.	2,275	143,575
Aon PLC	49,174	8,434,816
Argo Group International Holdings, Ltd.	3,853	267,822
Arthur J. Gallagher & Company	37,497	3,010,259
Assicurazioni Generali SpA	117,256	2,090,753
Assurant, Inc.	10,643	1,096,123
Aviva PLC	645,182	3,616,604
AXA SA	250,282	6,337,451
Baloise Holding AG	10,023	1,634,261
BB Seguridade Participacoes SA	116,108	843,882
Brighthouse Financial, Inc. (B)	24,216	937,644
Brown & Brown, Inc.	63,334	1,875,953
Cathay Financial Holding Company, Ltd.	342,890	503,373
China Life Insurance Company, Ltd.	140,703	131,210
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
China Life Insurance Company, Ltd., H Shares	1,229,176	$3,394,840
China Pacific Insurance Group Company, Ltd., H Shares	437,179	1,644,885
China Reinsurance Group Corp., H Shares	1,030,000	237,537
China Taiping Insurance Holdings Company, Ltd.	269,800	835,377
Chubb, Ltd.	94,085	12,597,982
Cincinnati Financial Corp.	30,901	2,682,825
Citizens, Inc. (B)(C)	6,643	45,372
CNO Financial Group, Inc.	64,272	1,094,552
CNP Assurances	24,440	564,641
Dai-ichi Life Holdings, Inc.	122,900	1,872,754
DB Insurance Company, Ltd.	2,858	184,077
Direct Line Insurance Group PLC	230,678	1,090,520
Discovery, Ltd.	82,729	901,643
eHealth, Inc. (B)	2,264	120,920
EMC Insurance Group, Inc.	1,167	37,262
Employers Holdings, Inc.	3,808	158,641
Enstar Group, Ltd. (B)	1,432	255,469
Everest Re Group, Ltd.	8,300	1,876,713
Fairfax Financial Holdings, Ltd.	4,360	2,158,646
FBL Financial Group, Inc., Class A	1,218	85,102
FedNat Holding Company	1,569	28,634
First American Financial Corp.	30,186	1,533,147
Fubon Financial Holding Company, Ltd.	290,659	429,016
Genworth Financial, Inc., Class A (B)	195,719	757,433
Gjensidige Forsikring ASA	13,030	233,555
Global Indemnity, Ltd.	1,142	44,058
Goosehead Insurance, Inc., Class A (B)	1,276	40,258
Great-West Lifeco, Inc. (C)	51,656	1,187,819
Greenlight Capital Re, Ltd., Class A (B)	3,711	41,526
Hallmark Financial Services, Inc. (B)	1,884	19,688
Hannover Rueck SE	9,481	1,412,739
Hanwha Life Insurance Company, Ltd.	21,011	77,844
HCI Group, Inc.	899	41,498
Health Insurance Innovations, Inc., Class A (B)	1,545	57,489
Heritage Insurance Holdings, Inc.	2,563	38,240
Horace Mann Educators Corp.	4,950	193,991
Hyundai Marine & Fire Insurance Company, Ltd.	3,676	123,058
iA Financial Corp., Inc.	19,159	735,087
Independence Holding Company	631	24,098
Insurance Australia Group, Ltd.	470,179	2,452,682
Intact Financial Corp.	22,373	1,870,155
Investors Title Company	183	31,185
IRB Brasil Resseguros SA	17,900	424,131
James River Group Holdings, Ltd.	3,087	126,845
Japan Post Holdings Company, Ltd.	181,000	2,200,225
Kemper Corp.	22,738	1,889,528
Kingstone Companies, Inc.	1,275	21,433
Kinsale Capital Group, Inc.	2,327	155,351
Legal & General Group PLC	979,997	3,646,696
Liberty Holdings, Ltd.	32,297	235,987
Lincoln National Corp.	43,613	2,726,685
Loews Corp.	56,454	2,688,339
Mapfre SA	191,790	541,489
Marsh & McLennan Companies, Inc.	102,845	9,566,642
MBIA, Inc. (B)	10,686	106,112
Medibank Pvt., Ltd.	565,821	1,140,457
Mercury General Corp.	7,322	387,846
MetLife, Inc.	201,488	9,105,243
MMI Holdings, Ltd. (B)	226,630	249,910
MS&AD Insurance Group Holdings, Inc.	54,868	1,651,747

The accompanying notes are an integral part of the financial statements.	66

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Muenchener Rueckversicherungs-Gesellschaft AG	22,832	$5,377,244
National General Holdings Corp.	7,771	200,570
National Western Life Group, Inc., Class A	271	83,468
New China Life Insurance Company, Ltd., H Shares	137,400	664,877
NI Holdings, Inc. (B)	1,456	21,971
NN Group NV	67,896	2,955,210
Old Mutual, Ltd.	930,169	1,534,836
Old Mutual, Ltd. (London Stock Exchange)	205,649	338,614
Old Republic International Corp.	76,818	1,602,423
Orange Life Insurance, Ltd. (A)	2,162	68,521
PICC Property & Casualty Company, Ltd., H Shares	1,142,248	1,367,148
Ping An Insurance Group Company of China, Ltd., H Shares	856,810	9,057,634
Porto Seguro SA	16,423	245,023
Poste Italiane SpA (A)	55,270	498,287
Power Corp. of Canada	60,197	1,284,953
Power Financial Corp.	44,926	1,002,680
Powszechny Zaklad Ubezpieczen SA	82,478	888,916
Primerica, Inc.	16,750	2,094,420
Principal Financial Group, Inc.	53,746	2,829,189
ProAssurance Corp.	6,376	258,866
Protective Insurance Corp., Class B	1,375	29,026
Prudential Financial, Inc.	84,325	8,082,551
Prudential PLC	420,640	8,868,562
QBE Insurance Group, Ltd.	273,299	2,399,245
Rand Merchant Investment Holdings, Ltd.	169,158	398,544
Reinsurance Group of America, Inc.	16,951	2,449,250
RenaissanceRe Holdings, Ltd.	10,873	1,598,875
RLI Corp.	4,680	330,034
RSA Insurance Group PLC	171,755	1,162,981
Safety Insurance Group, Inc.	1,738	155,273
Sampo OYJ, A Shares	66,972	3,222,007
Samsung Fire & Marine Insurance Company, Ltd.	1,702	456,164
Samsung Life Insurance Company, Ltd.	3,993	314,866
Sanlam, Ltd.	409,931	2,282,404
SCOR SE	21,486	966,664
Selective Insurance Group, Inc.	6,928	456,971
Shin Kong Financial Holding Company, Ltd.	487,694	146,076
Sompo Holdings, Inc.	38,260	1,431,488
Sony Financial Holdings, Inc.	20,800	394,923
State Auto Financial Corp.	2,050	69,024
Stewart Information Services Corp.	2,728	117,113
Sul America SA	34,394	278,364
Sun Life Financial, Inc.	94,566	3,580,135
Suncorp Group, Ltd.	264,928	2,548,059
Swiss Life Holding AG (B)	6,915	3,009,059
Swiss Re AG	61,030	6,032,822
T&D Holdings, Inc.	64,800	782,963
The Allstate Corp.	70,327	6,637,462
The Hanover Insurance Group, Inc.	11,431	1,356,974
The Hartford Financial Services Group, Inc.	73,246	3,615,423
The Navigators Group, Inc.	2,397	167,263
The People's Insurance Company Group of China, Ltd., H Shares	1,268,200	574,712
The Progressive Corp.	119,054	8,679,037
The Travelers Companies, Inc.	54,083	7,188,172
Third Point Reinsurance, Ltd. (B)	9,071	96,969
Tiptree, Inc.	3,738	22,914
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Tokio Marine Holdings, Inc.	76,214	$3,725,311
Torchmark Corp.	20,952	1,729,797
Trupanion, Inc. (B)(C)	3,098	94,024
Tryg A/S	19,969	544,292
United Fire Group, Inc.	2,468	120,290
United Insurance Holdings Corp.	2,657	43,522
Universal Insurance Holdings, Inc.	3,772	147,259
Unum Group	44,663	1,668,610
W.R. Berkley Corp.	26,052	2,179,510
Willis Towers Watson PLC	26,530	4,563,691
ZhongAn Online P&C Insurance Company, Ltd., H Shares (A)(B)(C)	40,300	151,362
Zurich Insurance Group AG	30,193	9,960,296
		314,337,311
Investment companies – 0.0%
Neoplux Company, Ltd. (B)	255	1,202
Mortgage real estate investment trusts – 0.0%
AG Mortgage Investment Trust, Inc.	3,404	60,523
Anworth Mortgage Asset Corp.	12,000	51,120
Apollo Commercial Real Estate Finance, Inc.	14,295	259,597
Arbor Realty Trust, Inc.	7,597	98,305
Ares Commercial Real Estate Corp.	3,477	53,059
ARMOUR Residential REIT, Inc.	4,714	94,516
Blackstone Mortgage Trust, Inc., Class A	13,050	449,964
Capstead Mortgage Corp.	10,704	88,843
Cherry Hill Mortgage Investment Corp.	1,871	34,688
Colony Credit Real Estate, Inc.	10,147	176,862
Dynex Capital, Inc.	6,990	42,639
Exantas Capital Corp.	3,745	40,633
Granite Point Mortgage Trust, Inc.	4,996	95,024
Great Ajax Corp.	2,409	31,871
Invesco Mortgage Capital, Inc.	13,230	210,622
KKR Real Estate Finance Trust, Inc.	2,281	46,464
Ladder Capital Corp.	11,027	202,345
New York Mortgage Trust, Inc.	18,522	111,132
Orchid Island Capital, Inc.	6,403	42,772
PennyMac Mortgage Investment Trust	6,857	139,746
Ready Capital Corp.	2,321	37,438
Redwood Trust, Inc.	9,464	144,799
TPG RE Finance Trust, Inc.	3,710	74,274
Western Asset Mortgage Capital Corp.	5,822	58,395
		2,645,631
Thrifts and mortgage finance – 0.1%
Axos Financial, Inc. (B)	7,079	228,510
BankFinancial Corp.	1,770	27,683
Beneficial Bancorp, Inc.	8,254	133,054
Bridgewater Bancshares, Inc. (B)	3,057	34,116
BSB Bancorp, Inc. (B)	1,108	39,112
Capitol Federal Financial, Inc.	15,250	203,893
Columbia Financial, Inc. (B)	6,044	96,885
Dime Community Bancshares, Inc.	3,918	78,282
Entegra Financial Corp. (B)	997	23,958
Essent Group, Ltd. (B)	11,480	495,247
Federal Agricultural Mortgage Corp., Class C	1,090	89,238
First Defiance Financial Corp.	2,377	73,544
Flagstar Bancorp, Inc.	3,490	113,983
FS Bancorp, Inc.	548	28,414
Hingham Institution for Savings	176	34,461
Home Bancorp, Inc.	1,050	37,139
HomeStreet, Inc. (B)	3,073	85,737
Kearny Financial Corp.	10,963	148,987
LendingTree, Inc. (B)(C)	2,970	947,282

The accompanying notes are an integral part of the financial statements.	67

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
Luther Burbank Corp.	2,957	$30,930
Malvern Bancorp, Inc. (B)	1,108	23,002
Merchants Bancorp	2,028	42,284
Meridian Bancorp, Inc.	6,003	97,789
Meta Financial Group, Inc.	3,452	80,604
MGIC Investment Corp. (B)	43,286	561,852
Mr. Cooper Group, Inc. (B)	8,956	122,249
New York Community Bancorp, Inc.	132,404	1,656,374
NMI Holdings, Inc., Class A (B)	7,628	184,216
Northfield Bancorp, Inc.	5,482	81,737
Northwest Bancshares, Inc.	10,999	204,581
OceanFirst Financial Corp.	5,710	143,892
Ocwen Financial Corp. (B)	15,325	32,796
Oritani Financial Corp.	4,941	88,691
PCSB Financial Corp.	2,051	41,697
PDL Community Bancorp (B)	1,403	18,365
PennyMac Financial Services, Inc.	2,423	56,504
Provident Bancorp, Inc. (B)	730	16,812
Provident Financial Services, Inc.	7,210	197,915
Radian Group, Inc.	25,875	526,815
Riverview Bancorp, Inc.	3,144	24,335
SI Financial Group, Inc.	1,699	25,060
Southern Missouri Bancorp, Inc.	1,019	36,867
Sterling Bancorp, Inc.	3,037	30,643
Territorial Bancorp, Inc.	1,090	30,629
Timberland Bancorp, Inc.	937	28,672
Trustco Bank Corp.	11,896	100,759
United Community Financial Corp.	5,885	58,968
United Financial Bancorp, Inc.	6,383	99,128
Walker & Dunlop, Inc.	3,339	186,316
Washington Federal, Inc.	31,952	980,287
Waterstone Financial, Inc.	2,977	50,133
Western New England Bancorp, Inc.	3,527	34,635
WSFS Financial Corp.	3,635	157,323
		8,972,385
		1,182,596,252
Health care – 12.2%
Biotechnology – 1.8%
3SBio, Inc. (A)	208,600	345,012
AbbVie, Inc.	243,553	19,299,140
Abeona Therapeutics, Inc. (B)	4,200	29,484
ACADIA Pharmaceuticals, Inc. (B)	11,932	316,198
Acceleron Pharma, Inc. (B)	4,705	207,208
Achillion Pharmaceuticals, Inc. (B)	17,216	43,212
Acorda Therapeutics, Inc. (B)	5,383	79,345
Adamas Pharmaceuticals, Inc. (B)	2,939	32,887
Aduro Biotech, Inc. (B)	8,228	35,380
Adverum Biotechnologies, Inc. (B)	7,192	29,128
Aeglea BioTherapeutics, Inc. (B)	2,351	19,654
Agenus, Inc. (B)	11,543	35,668
Aimmune Therapeutics, Inc. (B)	5,357	129,050
Akebia Therapeutics, Inc. (B)	10,663	77,627
Albireo Pharma, Inc. (B)	1,268	35,656
Alder Biopharmaceuticals, Inc. (B)(C)	7,168	91,894
Aldeyra Therapeutics, Inc. (B)	2,890	23,351
Alexion Pharmaceuticals, Inc. (B)	36,122	4,888,390
Allakos, Inc. (B)	1,070	42,757
Allogene Therapeutics, Inc. (B)(C)	2,609	82,679
AMAG Pharmaceuticals, Inc. (B)	4,208	62,657
Amgen, Inc.	103,174	19,611,314
Amicus Therapeutics, Inc. (B)	22,972	277,961
AnaptysBio, Inc. (B)	2,574	177,271
Apellis Pharmaceuticals, Inc. (B)	4,489	68,008
Arbutus Biopharma Corp. (B)	5,115	22,455
Arcus Biosciences, Inc. (B)	3,941	46,464
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Ardelyx, Inc. (B)	6,721	$18,886
Arena Pharmaceuticals, Inc. (B)	6,013	300,169
ArQule, Inc. (B)	13,946	45,603
Array BioPharma, Inc. (B)	24,851	570,082
Arrowhead Pharmaceuticals, Inc. (B)	10,521	205,370
Atara Biotherapeutics, Inc. (B)	5,099	182,595
Athenex, Inc. (B)(C)	5,524	72,751
Athersys, Inc. (B)	15,537	23,150
Audentes Therapeutics, Inc. (B)	4,587	140,454
Avid Bioservices, Inc. (B)	7,190	27,969
BeiGene, Ltd., ADR (B)	7,200	986,760
Bellicum Pharmaceuticals, Inc. (B)	5,864	18,823
BioCryst Pharmaceuticals, Inc. (B)	13,369	110,428
Biogen, Inc. (B)	32,623	10,700,670
Biohaven Pharmaceutical Holding Company, Ltd. (B)	3,459	152,127
BioSpecifics Technologies Corp. (B)	730	50,699
BioTime, Inc. (B)(C)	13,830	16,596
Blueprint Medicines Corp. (B)	5,001	411,032
Calithera Biosciences, Inc. (B)	4,576	25,397
Cara Therapeutics, Inc. (B)	4,056	69,155
CareDx, Inc. (B)	4,239	131,918
CASI Pharmaceuticals, Inc. (B)	6,672	21,884
Catalyst Biosciences, Inc. (B)	1,795	15,293
Catalyst Pharmaceuticals, Inc. (B)	12,993	37,810
Celgene Corp. (B)	113,218	9,410,680
Celltrion, Inc. (B)	4,340	787,313
Cellular Biomedicine Group, Inc. (B)(C)	1,528	29,215
ChemoCentryx, Inc. (B)	2,927	31,465
Clovis Oncology, Inc. (B)(C)	5,787	175,230
Coherus Biosciences, Inc. (B)	6,417	92,020
Concert Pharmaceuticals, Inc. (B)	2,798	42,502
Corbus Pharmaceuticals Holdings, Inc. (B)(C)	6,310	43,791
Crinetics Pharmaceuticals, Inc. (B)(C)	900	21,510
CSL, Ltd.	90,228	12,365,987
Cue Biopharma, Inc. (B)	2,811	17,990
Cytokinetics, Inc. (B)	5,807	41,927
CytomX Therapeutics, Inc. (B)	5,455	61,205
Deciphera Pharmaceuticals, Inc. (B)	1,100	31,240
Denali Therapeutics, Inc. (B)(C)	5,523	120,180
Dicerna Pharmaceuticals, Inc. (B)	6,574	80,269
Dynavax Technologies Corp. (B)(C)	7,662	70,490
Eagle Pharmaceuticals, Inc. (B)	1,335	66,843
Editas Medicine, Inc. (B)	5,662	116,807
Emergent BioSolutions, Inc. (B)	5,474	319,408
Enanta Pharmaceuticals, Inc. (B)	2,039	209,079
Epizyme, Inc. (B)	7,403	95,943
Esperion Therapeutics, Inc. (B)(C)	2,787	128,481
Evelo Biosciences, Inc. (B)	1,924	16,912
Exelixis, Inc. (B)	80,733	1,807,612
Fate Therapeutics, Inc. (B)	7,363	115,673
FibroGen, Inc. (B)	9,171	530,084
Five Prime Therapeutics, Inc. (B)	4,339	50,246
Flexion Therapeutics, Inc. (B)(C)	4,229	58,445
Forty Seven, Inc. (B)	1,185	19,790
G1 Therapeutics, Inc. (B)	2,911	53,737
Genmab A/S (B)	9,767	1,685,640
Genomic Health, Inc. (B)	2,536	192,660
Geron Corp. (B)(C)	22,729	33,184
Gilead Sciences, Inc.	209,455	13,618,764
Global Blood Therapeutics, Inc. (B)	6,036	316,890
GlycoMimetics, Inc. (B)	4,357	53,548
Grifols SA	46,555	1,209,170
Halozyme Therapeutics, Inc. (B)	15,210	262,373

The accompanying notes are an integral part of the financial statements.	68

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Heron Therapeutics, Inc. (B)	8,358	$221,236
Homology Medicines, Inc. (B)	2,192	64,620
ImmunoGen, Inc. (B)	17,715	83,615
Immunomedics, Inc. (B)(C)	17,756	279,835
Incyte Corp. (B)	28,599	2,466,092
Inovio Pharmaceuticals, Inc. (B)	10,367	37,943
Insmed, Inc. (B)	9,284	275,271
Insys Therapeutics, Inc. (B)(C)	3,797	23,883
Intellia Therapeutics, Inc. (B)(C)	4,187	63,768
Intercept Pharmaceuticals, Inc. (B)	2,648	264,112
Intrexon Corp. (B)(C)	9,348	74,504
Invitae Corp. (B)	8,002	161,000
Iovance Biotherapeutics, Inc. (B)	12,958	133,079
Ironwood Pharmaceuticals, Inc. (B)	17,129	243,917
Kadmon Holdings, Inc. (B)	13,444	39,929
Karyopharm Therapeutics, Inc. (B)	6,097	25,181
Kindred Biosciences, Inc. (B)	3,928	42,501
Kiniksa Pharmaceuticals, Ltd., Class A (B)	892	16,011
Kura Oncology, Inc. (B)	3,601	54,879
La Jolla Pharmaceutical Company (B)(C)	3,117	17,767
Lexicon Pharmaceuticals, Inc. (B)(C)	5,783	30,766
Ligand Pharmaceuticals, Inc. (B)	8,261	1,025,025
MacroGenics, Inc. (B)	4,873	97,460
Madrigal Pharmaceuticals, Inc. (B)	841	110,406
MannKind Corp. (B)(C)	18,743	33,550
MediciNova, Inc. (B)(C)	5,276	48,275
Medy-Tox, Inc.	226	109,532
Minerva Neurosciences, Inc. (B)	4,015	31,839
Mirati Therapeutics, Inc. (B)	2,441	177,705
Momenta Pharmaceuticals, Inc. (B)	9,564	134,757
Myriad Genetics, Inc. (B)	8,447	262,110
Natera, Inc. (B)	4,086	64,722
Novavax, Inc. (B)(C)	46,838	33,025
OPKO Health, Inc. (B)	40,148	102,377
Organovo Holdings, Inc. (B)	16,650	17,649
Palatin Technologies, Inc. (B)	28,246	27,907
PDL BioPharma, Inc. (B)	17,981	65,271
Pfenex, Inc. (B)	4,397	19,743
Pieris Pharmaceuticals, Inc. (B)	7,125	21,375
PolarityTE, Inc. (B)(C)	1,372	16,615
Portola Pharmaceuticals, Inc. (B)(C)	7,926	243,407
Principia Biopharma, Inc. (B)	779	27,592
Progenics Pharmaceuticals, Inc. (B)	10,969	48,483
Proteostasis Therapeutics, Inc. (B)	4,608	18,985
Prothena Corp. PLC (B)	5,074	67,992
PTC Therapeutics, Inc. (B)	5,497	189,866
Puma Biotechnology, Inc. (B)	3,570	99,282
Ra Pharmaceuticals, Inc. (B)	1,848	35,611
Radius Health, Inc. (B)	5,005	94,895
Recro Pharma, Inc. (B)	2,298	19,740
Regeneron Pharmaceuticals, Inc. (B)	12,567	5,413,110
REGENXBIO, Inc. (B)	3,884	200,919
Repligen Corp. (B)	4,727	281,351
Retrophin, Inc. (B)	5,043	113,770
Rhythm Pharmaceuticals, Inc. (B)	1,971	56,528
Rigel Pharmaceuticals, Inc. (B)	21,466	47,011
Rocket Pharmaceuticals, Inc. (B)	2,710	47,181
Rubius Therapeutics, Inc. (B)	1,717	27,266
Sangamo Therapeutics, Inc. (B)	12,464	112,301
Savara, Inc. (B)	4,052	27,878
Seres Therapeutics, Inc. (B)	3,029	18,568
SillaJen, Inc. (B)	3,091	203,964
Sorrento Therapeutics, Inc. (B)(C)	14,341	29,112
Spark Therapeutics, Inc. (B)	3,825	433,373
Spectrum Pharmaceuticals, Inc. (B)	12,355	133,558
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Spring Bank Pharmaceuticals, Inc. (B)	2,109	$21,934
Stemline Therapeutics, Inc. (B)	3,711	40,710
Synlogic, Inc. (B)	2,104	18,284
Syros Pharmaceuticals, Inc. (B)	3,734	25,354
T2 Biosystems, Inc. (B)	4,673	20,281
TaiMed Biologics, Inc. (B)	6,000	35,168
TG Therapeutics, Inc. (B)	8,114	55,175
Tocagen, Inc. (B)	2,464	26,907
Tyme Technologies, Inc. (B)(C)	13,392	32,543
Ultragenyx Pharmaceutical, Inc. (B)	5,789	371,306
United Therapeutics Corp. (B)	11,770	1,486,433
UNITY Biotechnology, Inc. (B)(C)	3,184	31,840
Vanda Pharmaceuticals, Inc. (B)	6,194	125,367
Veracyte, Inc. (B)	3,420	69,118
Verastem, Inc. (B)(C)	8,671	26,100
Vericel Corp. (B)	5,238	98,003
Vertex Pharmaceuticals, Inc. (B)	41,378	7,810,098
Viking Therapeutics, Inc. (B)(C)	7,522	63,260
ViroMed Company, Ltd. (B)	704	173,425
Voyager Therapeutics, Inc. (B)	2,865	42,975
Xencor, Inc. (B)	5,665	171,876
Y-mAbs Therapeutics, Inc. (B)	976	21,130
Zafgen, Inc. (B)	3,954	17,674
ZIOPHARM Oncology, Inc. (B)(C)	16,809	49,587
		130,675,317
Health care equipment and supplies – 2.3%
Abbott Laboratories	252,823	19,624,121
ABIOMED, Inc. (B)	6,483	2,168,564
Accuray, Inc. (B)	10,507	50,644
Align Technology, Inc. (B)	10,477	2,713,229
AngioDynamics, Inc. (B)	4,417	98,985
Anika Therapeutics, Inc. (B)	1,712	55,863
Antares Pharma, Inc. (B)	17,789	63,863
Asahi Intecc Company, Ltd.	10,800	519,379
AtriCure, Inc. (B)	4,429	141,462
Atrion Corp.	168	132,110
Avanos Medical, Inc. (B)	18,443	868,296
AxoGen, Inc. (B)	4,165	76,886
Baxter International, Inc.	71,239	5,323,690
Becton, Dickinson and Company	38,615	9,607,026
BioMerieux	5,251	432,713
Boston Scientific Corp. (B)	199,197	7,991,784
Cantel Medical Corp.	9,801	720,570
Cardiovascular Systems, Inc. (B)	4,116	145,583
Cerus Corp. (B)	16,212	105,540
Cochlear, Ltd.	11,487	1,389,921
Coloplast A/S, B Shares	18,808	1,875,683
CONMED Corp.	3,027	232,776
ConvaTec Group PLC (A)	220,319	387,514
CryoLife, Inc. (B)	4,282	126,662
CryoPort, Inc. (B)(C)	3,183	36,605
Cutera, Inc. (B)	1,761	30,148
CytoSorbents Corp. (B)	3,911	31,601
Danaher Corp.	88,787	11,277,725
DENTSPLY SIRONA, Inc.	32,036	1,337,823
Edwards Lifesciences Corp. (B)	30,092	5,094,275
Fisher & Paykel Healthcare Corp., Ltd.	54,962	549,930
FONAR Corp. (B)	892	19,312
GenMark Diagnostics, Inc. (B)	6,459	49,670
Glaukos Corp. (B)	4,090	303,355
Globus Medical, Inc., Class A (B)	29,222	1,422,819
Haemonetics Corp. (B)	20,160	1,751,299
Hartalega Holdings BHD	31,800	39,046
Helius Medical Technologies, Inc. (B)(C)	2,610	18,505
Heska Corp. (B)	801	65,514

The accompanying notes are an integral part of the financial statements.	69

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Hill-Rom Holdings, Inc.	18,168	$1,926,716
Hologic, Inc. (B)	38,780	1,828,477
Hoya Corp.	42,500	2,598,341
ICU Medical, Inc. (B)	4,481	1,101,251
IDEXX Laboratories, Inc. (B)	12,413	2,619,515
Inogen, Inc. (B)	6,914	742,978
Integer Holdings Corp. (B)	3,728	339,099
Integra LifeSciences Holdings Corp. (B)	19,091	1,051,723
IntriCon Corp. (B)	986	26,543
Intuitive Surgical, Inc. (B)	16,439	9,002,161
Invacare Corp.	4,635	45,099
iRhythm Technologies, Inc. (B)	2,910	278,749
Koninklijke Philips NV	206,511	8,217,530
Lantheus Holdings, Inc. (B)	4,491	102,619
LeMaitre Vascular, Inc.	1,999	59,810
LivaNova PLC (B)	18,975	1,768,470
Masimo Corp. (B)	13,166	1,728,432
Medtronic PLC	193,330	17,496,365
Meridian Bioscience, Inc.	5,067	86,494
Merit Medical Systems, Inc. (B)	6,396	356,449
Natus Medical, Inc. (B)	3,902	107,812
Neogen Corp. (B)	6,054	375,106
Nevro Corp. (B)	3,516	161,982
Novocure, Ltd. (B)	8,849	475,280
NuVasive, Inc. (B)	20,059	1,181,475
Nuvectra Corp. (B)	2,215	27,843
Olympus Corp.	32,506	1,443,496
OraSure Technologies, Inc. (B)	7,333	78,830
Orthofix Medical, Inc. (B)	2,099	128,249
OrthoPediatrics Corp. (B)	874	35,930
Oxford Immunotec Global PLC (B)	3,198	53,375
Pulse Biosciences, Inc. (B)(C)	1,408	25,105
Quidel Corp. (B)	4,124	270,369
ResMed, Inc.	20,513	2,101,147
Rockwell Medical, Inc. (B)(C)	6,769	31,476
RTI Surgical, Inc. (B)	7,518	37,440
SeaSpine Holdings Corp. (B)	2,011	30,849
Senseonics Holdings, Inc. (B)(C)	10,743	32,122
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	332,500	289,064
SI-BONE, Inc. (B)	1,100	22,792
Siemens Healthineers AG (A)	22,440	908,100
Sientra, Inc. (B)	3,004	33,254
Smith & Nephew PLC	140,330	2,666,370
Sonova Holding AG	10,961	2,045,192
STAAR Surgical Company (B)	5,321	195,813
STERIS PLC	22,817	2,759,944
Straumann Holding AG	2,040	1,588,566
Stryker Corp.	44,707	8,427,717
Surmodics, Inc. (B)	1,574	91,843
Sysmex Corp.	18,700	1,130,837
Tactile Systems Technology, Inc. (B)	2,119	161,065
Tandem Diabetes Care, Inc. (B)	6,131	402,010
Teleflex, Inc.	6,619	1,918,451
Terumo Corp.	33,773	2,074,543
The Cooper Companies, Inc.	7,074	2,023,093
Top Glove Corp. BHD	33,300	37,161
TransEnterix, Inc. (B)(C)	20,167	50,216
Utah Medical Products, Inc.	426	36,159
Varex Imaging Corp. (B)	4,643	145,976
Varian Medical Systems, Inc. (B)	13,116	1,762,266
ViewRay, Inc. (B)	7,760	65,805
West Pharmaceutical Services, Inc.	20,004	2,095,419
William Demant Holding A/S (B)	15,888	476,900
Wright Medical Group NV (B)	14,937	467,677
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Zimmer Biomet Holdings, Inc.	29,362	$3,644,411
		170,375,842
Health care providers and services – 1.8%
Acadia Healthcare Company, Inc. (B)	23,831	626,517
Addus HomeCare Corp. (B)	1,180	79,308
Alfresa Holdings Corp.	20,900	606,179
Amedisys, Inc. (B)	11,297	1,404,217
American Renal Associates Holdings, Inc. (B)	1,728	21,583
AmerisourceBergen Corp.	22,575	1,880,498
AMN Healthcare Services, Inc. (B)	5,527	276,405
Anthem, Inc.	37,231	11,196,479
Bangkok Dusit Medical Services PCL	13,600	10,185
Bangkok Dusit Medical Services PCL, Foreign Quota Shares	558,312	418,029
BioScrip, Inc. (B)	16,346	53,125
BioTelemetry, Inc. (B)	3,975	297,012
Brookdale Senior Living, Inc. (B)	22,890	154,736
Bumrungrad Hospital PCL	2,000	11,837
Bumrungrad Hospital PCL, Foreign Quota Shares	48,700	288,143
Capital Senior Living Corp. (B)	3,599	17,995
Cardinal Health, Inc.	42,888	2,330,534
Celltrion Healthcare Company, Ltd. (B)	2,635	163,186
Centene Corp. (B)	59,121	3,599,878
Chemed Corp.	4,324	1,424,758
Cigna Corp.	54,813	9,561,580
Civitas Solutions, Inc. (B)	1,903	33,797
Community Health Systems, Inc. (B)(C)	10,757	53,247
CorVel Corp. (B)	1,099	73,963
Covetrus, Inc. (B)	25,854	925,056
Cross Country Healthcare, Inc. (B)	4,424	38,666
CVS Health Corp.	186,155	10,765,344
DaVita, Inc. (B)	18,159	1,033,247
Diplomat Pharmacy, Inc. (B)	6,866	44,286
Encompass Health Corp.	26,713	1,686,659
Fresenius Medical Care AG & Company KGaA	32,623	2,550,454
Fresenius SE & Company KGaA	62,916	3,534,737
Guardant Health, Inc. (B)(C)	1,751	116,687
HCA Healthcare, Inc.	38,642	5,372,784
HealthEquity, Inc. (B)	21,158	1,702,796
Henry Schein, Inc. (B)	21,944	1,301,279
Humana, Inc.	19,748	5,628,970
IHH Healthcare BHD	63,109	88,715
Laboratory Corp. of America Holdings (B)	14,525	2,153,186
LHC Group, Inc. (B)	3,542	388,522
Life Healthcare Group Holdings, Ltd.	297,515	571,294
Magellan Health, Inc. (B)	2,976	202,695
McKesson Corp.	28,124	3,576,248
Medipal Holdings Corp.	18,800	438,806
MEDNAX, Inc. (B)	24,146	794,645
Molina Healthcare, Inc. (B)	16,847	2,268,112
National HealthCare Corp.	1,435	116,823
National Research Corp.	1,355	52,750
Netcare, Ltd.	265,319	480,639
NMC Health PLC	16,748	600,334
Owens & Minor, Inc.	7,883	49,190
Patterson Companies, Inc.	32,213	726,403
PetIQ, Inc. (B)	1,924	57,932
Quest Diagnostics, Inc.	19,588	1,695,341
R1 RCM, Inc. (B)	12,371	122,349
RadNet, Inc. (B)	4,818	65,718
Ramsay Health Care, Ltd.	28,130	1,293,370
Ryman Healthcare, Ltd.	38,848	290,477

The accompanying notes are an integral part of the financial statements.	70

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Select Medical Holdings Corp. (B)	13,149	$194,868
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	142,600	320,453
Sinopharm Group Company, Ltd., H Shares	194,800	867,680
Sonic Healthcare, Ltd.	86,271	1,477,866
Surgery Partners, Inc. (B)	2,405	30,111
Suzuken Company, Ltd.	7,900	432,626
Tenet Healthcare Corp. (B)	32,526	929,593
The Ensign Group, Inc.	6,004	296,898
The Providence Service Corp. (B)	1,348	96,139
Tivity Health, Inc. (B)	4,853	103,854
Triple-S Management Corp., Class B (B)	2,660	67,670
UnitedHealth Group, Inc.	138,484	33,543,594
Universal Health Services, Inc., Class B	12,273	1,703,861
US Physical Therapy, Inc.	1,496	164,919
WellCare Health Plans, Inc. (B)	7,196	1,824,762
		127,372,599
Health care technology – 0.1%
Alibaba Health Information Technology, Ltd. (B)	573,400	587,954
Allscripts Healthcare Solutions, Inc. (B)	68,233	731,458
Castlight Health, Inc., B Shares (B)	10,280	32,793
Cerner Corp. (B)	47,430	2,653,709
Computer Programs & Systems, Inc.	1,415	46,610
Evolent Health, Inc., Class A (B)	8,191	108,039
HealthStream, Inc.	3,124	86,847
HMS Holdings Corp. (B)	9,985	344,083
Inovalon Holdings, Inc., Class A (B)	8,314	109,246
Inspire Medical Systems, Inc. (B)	1,432	88,784
M3, Inc.	47,100	779,122
Medidata Solutions, Inc. (B)	23,449	1,759,144
NextGen Healthcare, Inc. (B)	6,510	113,925
Omnicell, Inc. (B)	4,648	394,848
Simulations Plus, Inc.	1,481	30,375
Tabula Rasa HealthCare, Inc. (B)	2,129	117,329
Teladoc Health, Inc. (B)(C)	8,058	518,613
Vocera Communications, Inc. (B)	3,611	119,669
		8,622,548
Life sciences tools and services – 0.7%
Accelerate Diagnostics, Inc. (B)(C)	3,252	69,528
Agilent Technologies, Inc.	43,888	3,486,463
Bio-Rad Laboratories, Inc., Class A (B)	5,437	1,472,883
Bio-Techne Corp.	10,198	1,977,392
Cambrex Corp. (B)	4,091	169,122
Charles River Laboratories International, Inc. (B)	12,987	1,846,362
ChromaDex Corp. (B)(C)	5,805	20,259
Codexis, Inc. (B)	6,088	131,623
Enzo Biochem, Inc. (B)	6,586	22,261
Eurofins Scientific SE (C)	1,466	616,827
Fluidigm Corp. (B)	3,245	35,890
Genscript Biotech Corp. (B)	150,000	280,386
Harvard Bioscience, Inc. (B)	5,391	21,672
Illumina, Inc. (B)	20,239	6,330,152
IQVIA Holdings, Inc. (B)	21,813	3,056,001
Lonza Group AG (B)	14,759	4,098,729
Luminex Corp.	4,999	127,375
Medpace Holdings, Inc. (B)	2,635	144,793
Mettler-Toledo International, Inc. (B)	3,448	2,347,778
NanoString Technologies, Inc. (B)	3,087	78,626
NeoGenomics, Inc. (B)	7,819	153,252
Pacific Biosciences of California, Inc. (B)	16,539	120,900
PerkinElmer, Inc.	15,315	1,442,060
PRA Health Sciences, Inc. (B)	15,790	1,689,214
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
QIAGEN NV (B)	33,989	$1,299,945
Quanterix Corp. (B)	1,087	26,860
Samsung Biologics Company, Ltd. (A)(B)	869	290,322
Sartorius Stedim Biotech	3,511	412,985
Syneos Health, Inc. (B)	23,913	998,846
Thermo Fisher Scientific, Inc.	55,426	14,386,927
Waters Corp. (B)	10,429	2,526,112
Wuxi Biologics Cayman, Inc. (A)(B)	80,500	764,545
		50,446,090
Pharmaceuticals – 5.5%
Aclaris Therapeutics, Inc. (B)	4,861	31,499
Aerie Pharmaceuticals, Inc. (B)	4,322	201,708
Akcea Therapeutics, Inc. (B)(C)	1,530	52,066
Akorn, Inc. (B)	11,490	46,535
Allergan PLC	56,078	7,722,501
Amneal Pharmaceuticals, Inc. (B)	10,641	143,973
Amphastar Pharmaceuticals, Inc. (B)	4,379	108,818
ANI Pharmaceuticals, Inc. (B)	987	64,935
Aratana Therapeutics, Inc. (B)	5,934	23,855
Arvinas, Inc. (B)	1,079	20,889
Aspen Pharmacare Holdings, Ltd.	88,235	871,419
Assembly Biosciences, Inc. (B)	2,632	56,298
Assertio Therapeutics, Inc. (B)	7,703	31,890
Astellas Pharma, Inc.	209,900	3,254,418
AstraZeneca PLC	203,981	16,623,057
Aurora Cannabis, Inc. (B)(C)	99,190	747,722
Bausch Health Companies, Inc. (B)	47,018	1,116,899
Bayer AG	140,684	11,239,377
Bristol-Myers Squibb Company	288,693	14,913,880
Canopy Growth Corp. (B)(C)	30,047	1,424,318
Catalent, Inc. (B)	39,254	1,696,558
Celltrion Pharm, Inc. (B)	804	43,246
China Medical System Holdings, Ltd.	227,000	239,031
China Resources Pharmaceutical Group, Ltd. (A)	255,000	341,591
China Traditional Chinese Medicine Holdings Company, Ltd.	374,000	246,742
Chugai Pharmaceutical Company, Ltd.	25,000	1,701,691
Collegium Pharmaceutical, Inc. (B)	3,602	63,359
Corcept Therapeutics, Inc. (B)(C)	11,912	148,543
Corium International, Inc. (B)(D)	3,584	645
CSPC Pharmaceutical Group, Ltd.	767,300	1,310,028
Cymabay Therapeutics, Inc. (B)	7,361	86,933
Daiichi Sankyo Company, Ltd.	63,200	2,367,810
Dermira, Inc. (B)	4,505	37,617
Eisai Company, Ltd.	28,154	2,326,754
Eli Lilly & Company (C)	166,756	21,059,615
Eloxx Pharmaceuticals, Inc. (B)	2,995	38,486
Endo International PLC (B)	27,072	297,521
Evolus, Inc. (B)(C)	1,210	31,992
GlaxoSmithKline PLC	798,815	15,920,965
H Lundbeck A/S	11,052	504,555
Hanmi Pharm Company, Ltd.	333	146,087
Hanmi Science Company, Ltd.	676	48,819
Hisamitsu Pharmaceutical Company, Inc.	6,400	316,514
Horizon Pharma PLC (B)	20,235	587,017
Hutchison China MediTech, Ltd., ADR (B)	8,800	229,592
Hypera SA	55,679	398,750
Innoviva, Inc. (B)	8,394	131,786
Intersect ENT, Inc. (B)	3,640	123,724
Intra-Cellular Therapies, Inc. (B)	5,618	76,517
Ipsen SA	4,788	662,005
Johnson & Johnson	474,370	64,817,917
Kala Pharmaceuticals, Inc. (B)	2,436	20,438
Kalbe Farma Tbk PT	2,855,310	303,000

The accompanying notes are an integral part of the financial statements.	71

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Kyowa Hakko Kirin Company, Ltd.	28,828	$550,913
Lannett Company, Inc. (B)	3,896	36,661
Luye Pharma Group, Ltd. (A)	188,500	140,818
Mallinckrodt PLC (B)	32,430	809,453
Marinus Pharmaceuticals, Inc. (B)	5,088	17,452
Merck & Company, Inc.	459,937	37,388,279
Merck KGaA	19,467	2,011,681
Mitsubishi Tanabe Pharma Corp.	28,200	406,772
Mylan NV (B)	91,201	2,406,794
MyoKardia, Inc. (B)	4,130	185,231
Nektar Therapeutics (B)	30,614	1,241,092
Novartis AG	429,665	39,157,070
Novo Nordisk A/S, B Shares	289,422	14,189,089
Ocular Therapeutix, Inc. (B)	4,667	20,768
Odonate Therapeutics, Inc. (B)	1,041	17,156
Omeros Corp. (B)(C)	5,818	83,896
Ono Pharmaceutical Company, Ltd.	42,400	871,990
Optinose, Inc. (B)(C)	2,823	20,947
Orion OYJ, Class B	15,331	547,340
Otsuka Holdings Company, Ltd.	43,600	1,819,393
Pacira Pharmaceuticals, Inc. (B)	4,851	199,764
Paratek Pharmaceuticals, Inc. (B)(C)	4,403	28,531
Perrigo Company PLC	22,107	1,076,611
Pfizer, Inc.	1,022,412	44,321,560
Phibro Animal Health Corp., Class A	2,556	74,891
Prestige Consumer Healthcare, Inc. (B)	20,282	593,451
Reata Pharmaceuticals, Inc., Class A (B)	2,269	214,057
Recordati SpA	9,968	374,648
Revance Therapeutics, Inc. (B)	4,099	69,437
Richter Gedeon NYRT	20,964	405,474
Roche Holding AG	139,224	38,638,032
Sanofi	143,516	11,967,705
Santen Pharmaceutical Company, Ltd.	40,900	639,134
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	90,800	322,069
Shionogi & Company, Ltd.	30,763	1,968,506
SIGA Technologies, Inc. (B)	6,457	43,778
Sihuan Pharmaceutical Holdings Group, Ltd.	630,800	131,780
Sino Biopharmaceutical, Ltd.	1,141,750	990,791
SSY Group, Ltd.	246,000	218,135
Sumitomo Dainippon Pharma Company, Ltd.	17,800	439,955
Supernus Pharmaceuticals, Inc. (B)	5,928	242,100
Taisho Pharmaceutical Holdings Company, Ltd.	4,000	406,349
Takeda Pharmaceutical Company, Ltd.	165,528	6,661,339
Teva Pharmaceutical Industries, Ltd., ADR (B)	137,236	2,309,682
The Medicines Company (B)(C)	8,388	206,932
TherapeuticsMD, Inc. (B)(C)	22,419	128,237
Theravance Biopharma, Inc. (B)(C)	5,324	129,213
Tong Ren Tang Technologies Company, Ltd., H Shares	91,000	119,242
Tricida, Inc. (B)	1,484	34,325
UCB SA	22,159	1,856,497
Vifor Pharma AG	9,032	1,127,752
WaVe Life Sciences, Ltd. (B)	2,162	90,584
Yuhan Corp.	473	109,474
Zoetis, Inc.	84,979	8,007,571
Zogenix, Inc. (B)(C)	5,080	267,868
		401,360,174
		888,852,570
Industrials – 11.2%
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense – 2.2%
AAR Corp.	3,959	$144,622
Aerojet Rocketdyne Holdings, Inc. (B)	8,692	323,777
Aerovironment, Inc. (B)	2,558	203,796
Airbus SE	74,185	9,557,433
Arconic, Inc.	83,017	1,534,984
Aselsan Elektronik Sanayi Ve Ticaret AS	52,190	239,134
Astronics Corp. (B)	2,630	94,601
AviChina Industry & Technology Company, Ltd., H Shares	339,300	240,717
Axon Enterprise, Inc. (B)	6,900	371,427
BAE Systems PLC	514,641	3,173,110
Bombardier, Inc., Class B (B)	314,684	669,566
CAE, Inc.	41,755	880,506
Cubic Corp.	3,036	187,321
Curtiss-Wright Corp.	11,824	1,457,781
Dassault Aviation SA	316	531,861
Ducommun, Inc. (B)	1,283	54,438
Embraer SA	106,708	542,041
Esterline Technologies Corp. (B)	10,274	1,250,860
General Dynamics Corp.	53,735	9,146,772
Harris Corp.	22,711	3,745,725
Huntington Ingalls Industries, Inc.	8,291	1,736,218
Korea Aerospace Industries, Ltd.	3,826	125,152
Kratos Defense & Security Solutions, Inc. (B)	10,666	183,349
L3 Technologies, Inc.	15,191	3,216,694
Leonardo SpA	39,232	395,169
Lockheed Martin Corp.	47,764	14,778,659
Maxar Technologies, Inc.	7,029	51,241
Meggitt PLC	124,278	889,100
Mercury Systems, Inc. (B)	5,653	359,079
Moog, Inc., Class A	3,854	362,122
MTU Aero Engines AG	7,821	1,676,333
National Presto Industries, Inc.	590	66,163
Northrop Grumman Corp.	33,513	9,717,429
Raytheon Company	54,931	10,244,632
Rolls-Royce Holdings PLC (B)	270,808	3,435,376
Safran SA	42,475	5,790,026
Singapore Technologies Engineering, Ltd.	242,800	670,199
Sparton Corp. (B)	1,270	23,470
Teledyne Technologies, Inc. (B)	9,742	2,299,502
Textron, Inc.	46,897	2,546,507
Thales SA	13,496	1,660,636
The Boeing Company	101,943	44,850,842
The KeyW Holding Corp. (B)	5,985	44,289
TransDigm Group, Inc. (B)	9,367	4,066,121
Triumph Group, Inc.	5,971	138,288
United Technologies Corp.	156,656	19,686,960
Vectrus, Inc. (B)	1,447	39,011
Wesco Aircraft Holdings, Inc. (B)	6,620	56,204
		163,459,243
Air freight and logistics – 0.5%
Air Transport Services Group, Inc. (B)	7,031	163,611
Atlas Air Worldwide Holdings, Inc. (B)	2,859	153,643
Bollore SA	111,264	494,112
C.H. Robinson Worldwide, Inc.	25,615	2,315,084
Deutsche Post AG	149,095	4,624,203
Echo Global Logistics, Inc. (B)	3,402	81,716
Expeditors International of Washington, Inc.	32,152	2,409,792
FedEx Corp.	45,163	8,174,503
Forward Air Corp.	3,518	227,439
Hub Group, Inc., Class A (B)	3,945	169,556
Hyundai Glovis Company, Ltd.	991	122,757
Radiant Logistics, Inc. (B)	5,279	33,733

The accompanying notes are an integral part of the financial statements.	72

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Air freight and logistics (continued)
Royal Mail PLC	145,540	$546,989
SG Holdings Company, Ltd.	10,500	308,263
Sinotrans, Ltd., H Shares	336,000	157,944
United Parcel Service, Inc., Class B	129,509	14,271,892
Yamato Holdings Company, Ltd.	34,200	893,160
		35,148,397
Airlines – 0.4%
Air China, Ltd., H Shares	300,566	324,275
AirAsia Group BHD	42,646	28,984
Alaska Air Group, Inc.	22,969	1,417,187
Allegiant Travel Company	1,569	207,265
American Airlines Group, Inc.	76,362	2,720,778
ANA Holdings, Inc.	12,800	474,914
China Airlines, Ltd.	93,000	30,519
China Eastern Airlines Corp., Ltd., H Shares	230,000	146,637
China Southern Airlines Company, Ltd., H Shares	302,800	246,874
Delta Air Lines, Inc.	116,228	5,762,584
Deutsche Lufthansa AG	35,905	916,716
easyJet PLC	25,653	417,384
Eva Airways Corp.	73,185	36,633
Hawaiian Holdings, Inc.	5,961	177,340
International Consolidated Airlines Group SA	95,480	754,503
Japan Airlines Company, Ltd.	12,800	467,276
JetBlue Airways Corp. (B)	82,300	1,374,410
Korean Air Lines Company, Ltd. (B)	2,494	81,472
Latam Airlines Group SA	66,760	775,916
Ryanair Holdings PLC, ADR (B)	4,006	298,607
Singapore Airlines, Ltd.	85,340	630,867
SkyWest, Inc.	6,163	333,049
Southwest Airlines Company	94,276	5,283,227
Spirit Airlines, Inc. (B)	8,232	463,050
Turk Hava Yollari AO (B)	83,950	221,944
United Continental Holdings, Inc. (B)	42,636	3,743,867
		27,336,278
Building products – 0.4%
AAON, Inc.	4,950	197,307
Advanced Drainage Systems, Inc.	4,286	108,950
AGC, Inc.	20,884	726,182
Allegion PLC	13,790	1,240,548
American Woodmark Corp. (B)	1,726	147,055
AO Smith Corp.	20,875	1,084,039
Apogee Enterprises, Inc.	3,402	121,417
Armstrong Flooring, Inc. (B)	2,712	38,890
Assa Abloy AB, B Shares	158,345	3,272,715
Builders FirstSource, Inc. (B)	13,777	191,914
Caesarstone, Ltd.	3,004	50,467
Cie de Saint-Gobain	63,641	2,290,353
Continental Building Products, Inc. (B)	4,426	127,602
CSW Industrials, Inc. (B)	1,843	104,646
Daikin Industries, Ltd.	27,800	3,026,212
Fortune Brands Home & Security, Inc.	20,514	966,620
Geberit AG	7,307	2,914,031
Gibraltar Industries, Inc. (B)	3,859	156,290
Griffon Corp.	4,319	77,051
Insteel Industries, Inc.	2,295	52,211
JELD-WEN Holding, Inc. (B)	8,281	167,359
Johnson Controls International PLC	134,058	4,728,226
KCC Corp.	306	86,836
Kingspan Group PLC	24,145	1,139,898
Lennox International, Inc.	9,790	2,400,998
LIXIL Group Corp.	29,800	403,724
Masco Corp.	44,320	1,664,659
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building products (continued)
Masonite International Corp. (B)	3,179	$176,276
NCI Building Systems, Inc. (B)	5,400	37,908
Patrick Industries, Inc. (B)	2,831	127,990
PGT Innovations, Inc. (B)	6,796	102,484
Quanex Building Products Corp.	4,289	73,728
Resideo Technologies, Inc. (B)	33,204	853,343
Simpson Manufacturing Company, Inc.	4,915	294,556
TOTO, Ltd.	15,900	602,758
Trex Company, Inc. (B)	7,074	530,196
Universal Forest Products, Inc.	7,242	224,285
		30,509,724
Commercial services and supplies – 0.5%
ABM Industries, Inc.	7,918	282,356
ACCO Brands Corp.	12,615	117,320
Advanced Disposal Services, Inc. (B)	8,669	229,902
Babcock International Group PLC	41,515	297,735
Brady Corp., Class A	5,627	266,213
Brambles, Ltd.	316,946	2,645,814
BrightView Holdings, Inc. (B)	3,126	42,201
Casella Waste Systems, Inc., Class A (B)	4,841	170,790
CECO Environmental Corp. (B)	4,016	30,602
China Everbright International, Ltd.	552,300	539,941
Cimpress NV (B)	2,658	219,285
Cintas Corp.	12,979	2,681,461
Clean Harbors, Inc. (B)	13,762	935,816
Copart, Inc. (B)	30,869	1,811,084
Country Garden Services Holdings Company, Ltd. (B)	196,000	321,973
Covanta Holding Corp.	14,186	240,878
Dai Nippon Printing Company, Ltd.	26,900	623,621
Deluxe Corp.	18,057	840,192
Edenred	30,242	1,341,254
Ennis, Inc.	3,101	65,741
G4S PLC	249,827	695,272
Greentown Service Group Company, Ltd.	158,000	143,939
Healthcare Services Group, Inc. (C)	28,816	1,100,195
Heritage-Crystal Clean, Inc. (B)	1,897	45,832
Herman Miller, Inc.	23,112	847,748
HNI Corp.	17,027	657,753
Interface, Inc.	7,220	128,155
ISS A/S	26,267	819,196
Kimball International, Inc., Class B	4,455	69,899
Knoll, Inc.	5,821	123,172
LSC Communications, Inc.	4,358	36,869
Matthews International Corp., Class A	3,796	150,967
McGrath RentCorp	2,881	172,399
Mobile Mini, Inc.	5,393	194,202
MSA Safety, Inc.	13,526	1,398,453
Multi-Color Corp.	1,766	88,035
Park24 Company, Ltd.	12,800	307,126
PICO Holdings, Inc. (B)	3,068	31,539
Pitney Bowes, Inc.	73,534	528,709
Quad/Graphics, Inc.	3,808	55,559
Republic Services, Inc.	32,598	2,556,661
Rollins, Inc.	22,079	875,653
RR Donnelley & Sons Company	9,002	48,431
S-1 Corp.	839	76,067
Secom Company, Ltd.	23,294	2,014,915
Securitas AB, B Shares	48,923	766,569
Societe BIC SA	3,158	298,616
Sohgo Security Services Company, Ltd.	7,800	337,657
SP Plus Corp. (B)	2,769	95,254
Steelcase, Inc., Class A	10,109	177,009
Stericycle, Inc. (B)	22,995	1,025,117
Team, Inc. (B)(C)	3,747	58,528

The accompanying notes are an integral part of the financial statements.	73

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Tetra Tech, Inc.	6,646	$398,893
The Brink's Company	19,694	1,554,250
Toppan Printing Company, Ltd.	27,200	433,268
UniFirst Corp.	1,819	261,609
US Ecology, Inc.	2,639	151,426
Viad Corp.	2,414	139,771
VSE Corp.	1,137	40,193
Waste Management, Inc.	58,796	5,953,095
		38,562,180
Construction and engineering – 0.5%
ACS Actividades de Construccion y Servicios SA	39,950	1,769,913
AECOM (B)	42,219	1,307,100
Aegion Corp. (B)	3,981	69,110
Ameresco, Inc., Class A (B)	2,426	39,714
Argan, Inc.	1,720	79,980
Bouygues SA	28,022	1,059,059
China Communications Construction Company, Ltd., H Shares	725,265	782,027
China Railway Construction Corp., Ltd., H Shares	320,800	462,378
China Railway Group, Ltd., H Shares	618,900	613,139
China State Construction International Holdings, Ltd.	332,100	351,353
CIMIC Group, Ltd.	19,459	692,722
Comfort Systems USA, Inc.	4,381	234,909
Daelim Industrial Company, Ltd.	1,463	121,574
Daewoo Engineering & Construction Company, Ltd. (B)	9,259	41,517
Dycom Industries, Inc. (B)	12,079	544,521
Eiffage SA	9,905	966,042
EMCOR Group, Inc.	22,362	1,612,971
Ferrovial SA	76,520	1,762,208
Fluor Corp.	23,781	894,166
Gamuda BHD	53,400	38,547
Granite Construction, Inc.	17,948	835,659
Great Lakes Dredge & Dock Corp. (B)	7,263	64,641
GS Engineering & Construction Corp.	3,096	117,741
HC2 Holdings, Inc. (B)	5,952	18,749
HDC Hyundai Development Co-Engineering & Construction (B)	1,423	60,765
HOCHTIEF AG	3,186	505,035
Hyundai Engineering & Construction Company, Ltd.	4,096	207,700
IES Holdings, Inc. (B)	1,118	20,549
IJM Corp. BHD	77,200	34,178
Infrastructure and Energy Alternatives, Inc. (B)	2,435	15,170
Jacobs Engineering Group, Inc.	20,212	1,491,241
JGC Corp.	23,200	337,684
Kajima Corp.	50,500	748,363
KBR, Inc.	54,927	1,085,358
MasTec, Inc. (B)	24,779	1,069,957
Metallurgical Corp. of China, Ltd., H Shares	472,000	138,425
MYR Group, Inc. (B)	1,987	66,644
Northwest Pipe Company (B)	1,170	28,864
NV5 Global, Inc. (B)	1,130	89,564
Obayashi Corp.	72,900	710,581
Primoris Services Corp.	5,068	118,439
Quanta Services, Inc.	24,687	879,845
Samsung Engineering Company, Ltd. (B)	8,214	114,547
Shimizu Corp.	62,100	546,282
Sinopec Engineering Group Company, Ltd., H Shares	215,000	195,443
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction and engineering (continued)
Skanska AB, B Shares	53,776	$968,993
SNC-Lavalin Group, Inc.	27,570	761,556
Sterling Construction Company, Inc. (B)	3,502	51,164
Taisei Corp.	23,800	1,124,843
Tutor Perini Corp. (B)	4,581	86,214
Valmont Industries, Inc.	5,964	814,623
Vinci SA	64,627	6,168,047
Willscot Corp. (B)	4,433	45,172
WSP Global, Inc.	16,207	858,289
		33,823,275
Electrical equipment – 0.7%
ABB, Ltd.	365,571	7,197,732
Acuity Brands, Inc.	10,825	1,408,549
Allied Motion Technologies, Inc.	907	37,777
AMETEK, Inc.	35,385	2,815,938
Atkore International Group, Inc. (B)	4,697	108,501
AZZ, Inc.	3,115	143,352
Eaton Corp. PLC	66,070	5,270,404
Emerson Electric Company	95,455	6,505,258
Encore Wire Corp.	2,464	145,967
Energous Corp. (B)(C)	3,193	18,392
EnerSys	16,361	1,207,769
Enphase Energy, Inc. (B)	10,365	94,011
Fuji Electric Company, Ltd.	13,400	423,110
Fullshare Holdings, Ltd. (B)(C)	1,140,600	228,148
Generac Holdings, Inc. (B)	7,235	373,037
Hubbell, Inc.	14,772	1,743,835
Legrand SA	33,873	2,233,912
Mabuchi Motor Company, Ltd.	500	17,245
Melrose Industries PLC	784,462	1,808,692
Mitsubishi Electric Corp.	204,518	2,564,174
Nidec Corp.	25,000	3,032,005
nVent Electric PLC	44,089	1,211,566
OSRAM Licht AG	14,999	649,505
Plug Power, Inc. (B)(C)	27,183	48,658
Powell Industries, Inc.	1,126	36,133
Preformed Line Products Company	439	26,208
Prysmian SpA	23,400	477,266
Regal Beloit Corp.	11,649	975,720
Rockwell Automation, Inc.	18,398	3,285,147
Schneider Electric SE	68,642	5,333,873
Schneider Electric SE (Euronext London Exchange)	1,474	114,447
Shanghai Electric Group Company, Ltd., H Shares	429,436	159,262
Siemens Gamesa Renewable Energy SA (B)	37,372	571,511
Sunrun, Inc. (B)(C)	11,615	180,149
Thermon Group Holdings, Inc. (B)	3,986	99,172
TPI Composites, Inc. (B)	1,743	52,656
Vestas Wind Systems A/S	31,031	2,585,315
Vicor Corp. (B)	2,080	66,102
Vivint Solar, Inc. (B)	4,114	21,516
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares	102,800	117,828
Zhuzhou CRRC Times Electric Company, Ltd., H Shares	89,100	500,167
		53,890,009
Industrial conglomerates – 1.3%
3M Company	84,867	17,600,567
Aboitiz Equity Ventures, Inc.	407,830	480,005
Alfa SAB de CV, Class A	869,300	988,261
Alliance Global Group, Inc.	828,600	219,427
Carlisle Companies, Inc.	16,079	1,979,003
CITIC, Ltd.	951,633	1,448,325

The accompanying notes are an integral part of the financial statements.	74

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrial conglomerates (continued)
CJ Corp.	790	$87,712
CK Hutchison Holdings, Ltd.	593,472	6,314,580
DCC PLC	15,772	1,364,632
DMCI Holdings, Inc.	816,100	179,692
Far Eastern New Century Corp.	117,133	115,729
Fosun International, Ltd.	424,400	698,882
General Electric Company	1,267,729	13,171,704
Grupo Carso SAB de CV, Series A1	131,000	487,138
HAP Seng Consolidated BHD	14,200	34,337
Honeywell International, Inc.	107,895	16,623,383
Jardine Matheson Holdings, Ltd.	48,432	3,316,998
Jardine Strategic Holdings, Ltd.	48,600	1,914,400
JG Summit Holdings, Inc.	592,140	756,468
Keihan Holdings Company, Ltd.	10,400	430,775
Keppel Corp., Ltd.	228,731	1,040,361
KOC Holding AS	116,604	406,542
LG Corp.	5,067	337,760
Lotte Corp.	1,566	73,872
NWS Holdings, Ltd.	341,230	826,772
Raven Industries, Inc.	4,308	171,975
Roper Technologies, Inc.	15,075	4,879,024
Samsung C&T Corp.	4,020	412,496
Sembcorp Industries, Ltd.	154,500	299,078
Shanghai Industrial Holdings, Ltd.	80,170	179,776
Siemens AG	115,376	12,604,054
Sime Darby BHD	63,800	33,981
SK Holdings Company, Ltd.	1,673	405,355
SM Investments Corp.	49,665	901,698
Smiths Group PLC	63,520	1,206,385
The Bidvest Group, Ltd.	76,513	1,128,153
Toshiba Corp.	72,700	2,278,058
Turkiye Sise ve Cam Fabrikalari AS	102,263	128,882
		95,526,240
Machinery – 1.8%
Actuant Corp., Class A	7,292	178,289
AGCO Corp.	17,757	1,200,018
Airtac International Group	4,000	49,185
Alamo Group, Inc.	1,147	110,158
Albany International Corp., Class A	3,441	266,850
Alfa Laval AB	46,352	1,012,937
Alstom SA	19,625	852,768
Altra Industrial Motion Corp.	7,258	230,877
Amada Holdings Company, Ltd.	38,400	404,283
ANDRITZ AG	11,706	584,306
Astec Industries, Inc.	2,757	105,207
Atlas Copco AB, A Shares	106,141	2,876,731
Atlas Copco AB, B Shares	61,791	1,550,590
Barnes Group, Inc.	5,704	331,231
Blue Bird Corp. (B)	1,761	32,755
Briggs & Stratton Corp.	5,153	67,556
Caterpillar, Inc.	84,617	11,621,299
Chart Industries, Inc. (B)	3,691	325,841
China Conch Venture Holdings, Ltd.	265,600	886,966
CIRCOR International, Inc. (B)	2,091	65,929
CNH Industrial NV	98,849	1,069,455
Columbus McKinnon Corp.	2,737	102,501
Commercial Vehicle Group, Inc. (B)	4,012	32,096
Crane Company	13,645	1,153,958
CRRC Corp., Ltd., H Shares	676,700	710,157
Cummins, Inc.	21,181	3,263,780
Daewoo Shipbuilding & Marine Engineering Company, Ltd. (B)	1,920	53,831
Daifuku Company, Ltd.	11,300	556,971
Deere & Company	46,126	7,566,509
DMC Global, Inc.	1,694	79,584
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Donaldson Company, Inc.	34,534	$1,781,609
Doosan Bobcat, Inc.	2,364	67,029
Douglas Dynamics, Inc.	2,666	112,452
Dover Corp.	20,983	1,899,591
Energy Recovery, Inc. (B)(C)	4,668	37,437
EnPro Industries, Inc.	2,453	168,251
Epiroc AB, Class A (B)	104,553	1,049,269
Epiroc AB, Class B (B)	61,004	572,864
ESCO Technologies, Inc.	3,026	209,369
Evoqua Water Technologies Corp. (B)	9,329	126,688
FANUC Corp.	21,600	3,578,461
Federal Signal Corp.	7,104	174,616
Flowserve Corp.	18,764	833,309
Fortive Corp.	42,141	3,437,441
Franklin Electric Company, Inc.	5,554	295,528
GEA Group AG	24,587	588,139
Gencor Industries, Inc. (B)	1,230	16,371
Global Brass & Copper Holdings, Inc.	2,640	89,100
Graco, Inc.	44,942	2,110,476
Graham Corp.	1,278	28,947
Haitian International Holdings, Ltd.	104,700	228,941
Harsco Corp. (B)	9,752	218,250
Hillenbrand, Inc.	7,480	331,289
Hino Motors, Ltd.	29,100	268,062
Hitachi Construction Machinery Company, Ltd.	12,300	307,531
Hiwin Technologies Corp.	8,145	72,711
Hoshizaki Corp.	6,100	413,825
Hurco Companies, Inc.	784	33,618
Hyster-Yale Materials Handling, Inc.	1,249	84,507
Hyundai Heavy Industries Company, Ltd. (B)	1,986	231,803
Hyundai Heavy Industries Holdings Company, Ltd.	518	166,144
IDEX Corp.	20,714	2,984,887
IHI Corp.	16,400	432,878
Illinois Tool Works, Inc.	43,771	6,306,526
Ingersoll-Rand PLC	35,225	3,718,351
ITT, Inc.	23,654	1,366,255
John Bean Technologies Corp.	3,756	351,937
JTEKT Corp.	23,300	290,315
Kadant, Inc.	1,291	112,898
Kawasaki Heavy Industries, Ltd.	15,900	409,700
Kennametal, Inc.	31,917	1,202,952
KION Group AG	10,694	608,506
Komatsu, Ltd.	103,300	2,536,419
Kone OYJ, B Shares	50,055	2,445,613
Kubota Corp.	110,400	1,488,972
Kurita Water Industries, Ltd.	10,989	277,405
LB Foster Company, Class A (B)	1,428	24,719
Lincoln Electric Holdings, Inc.	17,402	1,503,881
Lindsay Corp.	1,259	116,420
Lydall, Inc. (B)	2,067	58,186
Makita Corp.	25,000	889,245
Manitex International, Inc. (B)	2,252	17,205
Meritor, Inc. (B)	9,757	217,386
Metso OYJ	15,569	527,488
Milacron Holdings Corp. (B)	8,386	117,320
Miller Industries, Inc.	1,388	47,067
MINEBEA MITSUMI, Inc.	43,100	693,657
MISUMI Group, Inc.	31,700	771,103
Mitsubishi Heavy Industries, Ltd.	33,740	1,375,931
Mueller Industries, Inc.	6,878	227,318
Mueller Water Products, Inc., Class A	18,557	193,735
Nabtesco Corp.	12,700	336,726

The accompanying notes are an integral part of the financial statements.	75

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Navistar International Corp. (B)	5,960	$228,685
NGK Insulators, Ltd.	29,400	449,341
NN, Inc. (C)	5,194	51,473
Nordson Corp.	14,132	1,918,560
NSK, Ltd.	40,800	376,310
Omega Flex, Inc.	370	27,343
Oshkosh Corp.	19,413	1,510,526
PACCAR, Inc.	50,107	3,397,255
Parker-Hannifin Corp.	18,978	3,343,164
Park-Ohio Holdings Corp.	1,181	37,544
Pentair PLC	22,902	974,251
Proto Labs, Inc. (B)	3,241	366,201
RBC Bearings, Inc. (B)	2,849	399,287
REV Group, Inc.	4,033	35,652
Rexnord Corp. (B)	12,499	333,348
Samsung Heavy Industries Company, Ltd. (B)	23,007	186,996
Sandvik AB	178,745	2,929,837
Schindler Holding AG	4,003	886,810
Schindler Holding AG, Participation Certificates	8,029	1,812,266
Sinotruk Hong Kong, Ltd.	113,500	206,519
SKF AB, B Shares	60,312	1,012,956
SMC Corp.	6,396	2,237,465
Snap-on, Inc.	7,985	1,277,600
Spartan Motors, Inc.	4,533	41,432
SPX Corp. (B)	5,116	186,018
SPX FLOW, Inc. (B)	5,086	175,569
Standex International Corp.	1,536	125,967
Stanley Black & Decker, Inc.	21,661	2,868,566
Sumitomo Heavy Industries, Ltd.	12,500	429,477
Sun Hydraulics Corp.	3,548	168,814
Tennant Company	2,141	135,311
Terex Corp.	17,513	588,262
The Eastern Company	813	23,658
The Gorman-Rupp Company	2,068	69,919
The Greenbrier Companies, Inc.	3,811	157,204
The Manitowoc Company, Inc. (B)	4,296	77,285
The Timken Company	18,679	810,482
The Toro Company	28,405	1,948,015
The Weir Group PLC	39,878	867,301
THK Company, Ltd.	13,700	337,995
Titan International, Inc.	6,584	41,216
TriMas Corp. (B)	5,495	177,653
Trinity Industries, Inc.	39,505	924,812
Twin Disc, Inc. (B)	1,375	24,324
Volvo AB, B Shares	248,302	3,651,955
Wabash National Corp.	6,832	101,387
Wabtec Corp.	6,809	498,825
Wartsila OYJ ABP	65,597	1,064,945
Watts Water Technologies, Inc., Class A	3,300	265,782
WEG SA	134,398	659,082
Weichai Power Company, Ltd., H Shares	317,680	442,287
Woodward, Inc.	21,443	2,065,819
Xylem, Inc.	25,770	1,946,924
Yangzijiang Shipbuilding Holdings, Ltd.	375,100	395,742
		133,798,664
Marine – 0.1%
A.P. Moller - Maersk A/S, Series A	602	774,313
A.P. Moller - Maersk A/S, Series B	1,038	1,396,487
COSCO SHIPPING Energy Transportation Company, Ltd., H Shares	198,000	116,460
COSCO SHIPPING Holdings Company, Ltd., H Shares (B)	422,000	183,692
Costamare, Inc.	6,395	33,254
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Marine (continued)
Eagle Bulk Shipping, Inc. (B)	6,257	$30,597
Evergreen Marine Corp. Taiwan, Ltd.	78,748	31,780
Kirby Corp. (B)	14,549	1,079,827
Kuehne + Nagel International AG	10,638	1,385,861
Matson, Inc.	5,129	185,208
MISC BHD	29,900	50,684
Mitsui OSK Lines, Ltd.	12,800	301,346
Nippon Yusen KK	17,000	268,897
Pan Ocean Company, Ltd. (B)	12,933	49,705
Scorpio Bulkers, Inc.	7,596	32,207
		5,920,318
Professional services – 0.7%
51job, Inc., ADR (B)	4,000	289,040
Acacia Research Corp. (B)	7,019	21,408
Adecco Group AG	31,402	1,626,576
ASGN, Inc. (B)	20,265	1,305,269
Barrett Business Services, Inc.	861	67,623
BG Staffing, Inc.	1,101	27,470
Bureau Veritas SA	33,242	793,940
CBIZ, Inc. (B)	6,073	125,286
CRA International, Inc.	1,006	50,260
Equifax, Inc.	18,074	1,979,284
Experian PLC	146,922	3,822,124
Exponent, Inc.	6,155	348,558
Forrester Research, Inc.	1,224	61,445
Franklin Covey Company (B)	1,346	35,023
FTI Consulting, Inc. (B)	4,503	333,942
GP Strategies Corp. (B)	1,775	29,714
Heidrick & Struggles International, Inc.	2,240	96,566
Huron Consulting Group, Inc. (B)	2,629	120,461
ICF International, Inc.	2,147	162,141
IHS Markit, Ltd. (B)	53,767	2,858,791
InnerWorkings, Inc. (B)	6,028	29,236
Insperity, Inc.	14,860	1,876,372
Intertek Group PLC	25,841	1,743,601
Kelly Services, Inc., Class A	3,744	90,343
Kforce, Inc.	2,773	102,629
Korn Ferry	6,884	335,870
ManpowerGroup, Inc.	16,696	1,406,638
Mistras Group, Inc. (B)	2,332	36,799
Navigant Consulting, Inc.	5,011	103,176
Nielsen Holdings PLC	53,212	1,394,154
Persol Holdings Company, Ltd.	20,000	343,896
Randstad NV	26,047	1,388,948
Recruit Holdings Company, Ltd.	123,000	3,448,325
RELX PLC	231,399	5,311,942
RELX PLC (Euronext Amsterdam Exchange)	86,297	1,980,900
Resources Connection, Inc.	3,700	64,269
Robert Half International, Inc.	18,209	1,241,672
SEEK, Ltd.	66,351	867,262
SGS SA	1,051	2,676,079
Teleperformance	7,316	1,305,428
Thomson Reuters Corp.	31,345	1,704,509
TriNet Group, Inc. (B)	5,236	320,914
TrueBlue, Inc. (B)	4,845	111,532
Upwork, Inc. (B)(C)	1,617	38,307
Verisk Analytics, Inc. (B)	24,676	3,119,787
WageWorks, Inc. (B)	4,815	158,414
Willdan Group, Inc. (B)	1,219	46,176
Wolters Kluwer NV	62,877	4,143,369
		49,545,468
Road and rail – 1.3%
ArcBest Corp.	3,121	108,704
Aurizon Holdings, Ltd.	395,846	1,270,025

The accompanying notes are an integral part of the financial statements.	76

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Road and rail (continued)
Avis Budget Group, Inc. (B)	25,625	$917,888
BTS Group Holdings PCL	46,800	15,441
BTS Group Holdings PCL, Foreign Quota Shares	825,500	272,354
Canadian National Railway Company	109,451	9,391,851
Canadian Pacific Railway, Ltd.	21,382	4,418,248
CAR, Inc. (B)	121,000	106,367
Central Japan Railway Company	16,088	3,610,193
CJ Logistics Corp. (B)	410	69,166
ComfortDelGro Corp., Ltd.	337,800	596,202
Covenant Transportation Group, Inc., Class A (B)	1,635	37,294
CSX Corp.	149,440	10,859,805
Daseke, Inc. (B)	5,915	28,096
DSV A/S	29,874	2,484,819
East Japan Railway Company	34,100	3,266,333
Genesee & Wyoming, Inc., Class A (B)	15,767	1,292,894
Hankyu Hanshin Holdings, Inc.	25,400	922,102
Heartland Express, Inc.	5,606	112,625
Hertz Global Holdings, Inc. (B)	6,639	126,805
J.B. Hunt Transport Services, Inc.	16,271	1,751,899
Kansas City Southern	18,945	2,058,185
Keikyu Corp.	24,300	403,400
Keio Corp.	11,220	659,302
Keisei Electric Railway Company, Ltd.	14,235	486,004
Kintetsu Group Holdings Company, Ltd.	18,600	840,379
Knight-Swift Transportation Holdings, Inc.	33,934	1,141,200
Kyushu Railway Company	17,600	602,673
Landstar System, Inc.	11,102	1,206,565
Localiza Rent a Car SA	92,196	848,042
Marten Transport, Ltd.	4,832	90,117
MTR Corp., Ltd.	334,368	1,921,287
Nagoya Railroad Company, Ltd.	19,700	542,743
Nippon Express Company, Ltd.	8,380	495,576
Norfolk Southern Corp.	50,735	9,096,786
Odakyu Electric Railway Company, Ltd.	32,300	754,866
Old Dominion Freight Line, Inc.	17,660	2,662,598
Rumo SA (B)	174,600	904,574
Ryder System, Inc.	14,335	891,064
Saia, Inc. (B)	3,084	204,037
Seibu Holdings, Inc.	24,500	436,214
Tobu Railway Company, Ltd.	20,900	583,908
Tokyu Corp.	55,293	937,290
U.S. Xpress Enterprises, Inc., Class A (B)	2,859	25,016
Union Pacific Corp.	137,255	23,017,664
Universal Logistics Holdings, Inc.	1,120	24,808
USA Truck, Inc. (B)	1,124	19,333
Werner Enterprises, Inc.	17,529	605,276
West Japan Railway Company	18,100	1,363,851
YRC Worldwide, Inc. (B)	4,526	34,714
		94,516,583
Trading companies and distributors – 0.5%
AerCap Holdings NV (B)	27,600	1,245,864
Aircastle, Ltd.	6,484	128,772
Applied Industrial Technologies, Inc.	4,583	266,456
Ashtead Group PLC	78,426	2,081,549
Beacon Roofing Supply, Inc. (B)	8,230	298,502
BlueLinx Holdings, Inc. (B)(C)	1,115	35,725
BMC Stock Holdings, Inc. (B)	8,183	156,541
BOC Aviation, Ltd. (A)	33,500	289,595
Brenntag AG	23,264	1,155,056
Bunzl PLC	53,760	1,691,519
CAI International, Inc. (B)	2,133	50,253
DXP Enterprises, Inc. (B)	1,934	68,406
EVI Industries, Inc. (C)	506	20,493
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
Fastenal Company	39,273	$2,471,843
Ferguson PLC	37,328	2,578,945
Finning International, Inc.	26,668	497,106
Foundation Building Materials, Inc. (B)	2,227	24,764
GATX Corp.	14,642	1,164,039
GMS, Inc. (B)	3,968	77,574
H&E Equipment Services, Inc.	3,873	111,504
Herc Holdings, Inc. (B)	2,942	129,448
ITOCHU Corp.	157,937	2,837,014
Kaman Corp.	3,289	202,537
Lawson Products, Inc. (B)	885	27,939
Marubeni Corp.	175,600	1,254,560
Mitsubishi Corp.	150,900	4,261,155
Mitsui & Company, Ltd.	185,100	2,913,326
MonotaRO Company, Ltd.	13,900	328,932
MRC Global, Inc. (B)	10,226	172,410
MSC Industrial Direct Company, Inc., Class A	12,261	1,034,951
Nexeo Solutions, Inc. (B)(C)	4,076	40,475
NOW, Inc. (B)	42,242	609,552
Posco Daewoo Corp.	2,700	45,424
Rexel SA	38,996	485,673
Rush Enterprises, Inc., Class A	3,398	142,444
Rush Enterprises, Inc., Class B	762	31,471
SiteOne Landscape Supply, Inc. (B)	4,856	260,816
Sumitomo Corp.	126,155	1,815,042
Systemax, Inc.	1,502	30,431
Textainer Group Holdings, Ltd. (B)	3,490	38,076
Titan Machinery, Inc. (B)	2,296	44,106
Toyota Tsusho Corp.	23,993	764,409
Triton International, Ltd.	6,226	204,898
United Rentals, Inc. (B)	11,096	1,493,411
Veritiv Corp. (B)	1,394	40,273
W.W. Grainger, Inc.	6,241	1,902,070
Watsco, Inc.	8,673	1,247,958
		36,773,307
Transportation infrastructure – 0.3%
Aena SME SA (A)	10,572	1,885,452
Aeroports de Paris	3,733	724,171
Airports of Thailand PCL	13,800	29,560
Airports of Thailand PCL, Foreign Quota Shares	618,100	1,323,665
Atlantia SpA	48,051	1,168,236
Auckland International Airport, Ltd.	93,741	495,638
Bangkok Expressway & Metro PCL	139,800	47,013
Bangkok Expressway & Metro PCL Foreign Quota Shares	1,181,100	397,187
Beijing Capital International Airport Company, Ltd., H Shares	276,711	276,635
CCR SA	195,015	738,805
China Merchants Port Holdings Company, Ltd.	218,231	458,540
COSCO SHIPPING Ports, Ltd. (C)	273,308	290,402
Fraport AG Frankfurt Airport Services Worldwide	6,238	501,244
Getlink SE	58,490	863,370
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	102,500	956,402
Grupo Aeroportuario del Sureste SAB de CV, B Shares	59,590	1,009,804
International Container Terminal Services, Inc.	94,510	212,023
Japan Airport Terminal Company, Ltd.	5,200	206,999
Jasa Marga Persero Tbk PT	291,254	107,971

The accompanying notes are an integral part of the financial statements.	77

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Transportation infrastructure (continued)
Jiangsu Expressway Company, Ltd., H Shares	195,155	$268,931
Kamigumi Company, Ltd.	11,800	274,104
Malaysia Airports Holdings BHD	21,222	42,597
Promotora y Operadora de Infraestructura SAB de CV	65,060	640,228
SATS, Ltd.	105,000	397,619
Shenzhen International Holdings, Ltd.	154,000	317,926
Sydney Airport	219,358	1,120,854
Taiwan High Speed Rail Corp.	65,632	70,140
TAV Havalimanlari Holding AS	27,609	143,725
Transurban Group	521,051	4,610,076
Westports Holdings BHD	24,900	22,583
Zhejiang Expressway Company, Ltd., H Shares	231,882	241,998
		19,843,898
		818,653,584
Information technology – 14.4%
Communications equipment – 0.9%
Acacia Communications, Inc. (B)	3,304	176,268
ADTRAN, Inc.	5,887	88,423
Aerohive Networks, Inc. (B)	4,838	24,432
Applied Optoelectronics, Inc. (B)(C)	2,411	32,549
Arista Networks, Inc. (B)	7,396	2,109,709
ARRIS International PLC (B)	44,130	1,398,038
BYD Electronic International Company, Ltd.	111,800	142,915
CalAmp Corp. (B)	4,147	57,643
Calix, Inc. (B)	5,604	45,953
Casa Systems, Inc. (B)	3,305	33,678
Ciena Corp. (B)	55,478	2,366,691
Cisco Systems, Inc.	638,899	33,075,801
Clearfield, Inc. (B)	1,730	25,120
Comtech Telecommunications Corp.	2,790	73,935
Digi International, Inc. (B)	3,371	44,497
Extreme Networks, Inc. (B)	14,235	117,012
F5 Networks, Inc. (B)	8,615	1,448,526
Finisar Corp. (B)	14,062	344,378
Harmonic, Inc. (B)	10,178	56,183
Infinera Corp. (B)	18,361	93,825
InterDigital, Inc.	13,280	926,014
Juniper Networks, Inc.	49,048	1,328,220
Lumentum Holdings, Inc. (B)	28,788	1,432,203
Motorola Solutions, Inc.	23,238	3,325,823
NETGEAR, Inc. (B)	3,786	135,728
NetScout Systems, Inc. (B)	27,915	764,034
Nokia OYJ	832,506	5,034,396
Plantronics, Inc.	12,922	649,201
Quantenna Communications, Inc. (B)	4,206	76,339
Ribbon Communications, Inc. (B)	6,753	34,778
Telefonaktiebolaget LM Ericsson, B Shares	484,821	4,419,262
ViaSat, Inc. (B)(C)	21,777	1,645,252
Viavi Solutions, Inc. (B)	27,279	358,173
ZTE Corp., H Shares (B)	123,715	369,100
		62,254,099
Electronic equipment, instruments and components – 1.0%
AAC Technologies Holdings, Inc.	120,300	710,962
Alps Alpine Company, Ltd.	23,900	471,092
Amphenol Corp., Class A	42,820	4,023,795
Anixter International, Inc. (B)	3,549	208,255
Arlo Technologies, Inc. (B)	9,226	39,949
Arrow Electronics, Inc. (B)	23,539	1,876,058
AU Optronics Corp.	308,851	113,020
Avnet, Inc.	30,034	1,306,179
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
AVX Corp.	5,570	$101,374
Badger Meter, Inc.	3,393	199,644
Bel Fuse, Inc., Class B	1,211	29,609
Belden, Inc.	15,754	973,440
Benchmark Electronics, Inc.	5,277	144,590
China Railway Signal & Communication Corp., Ltd., H Shares (A)	237,000	196,301
Cognex Corp.	46,496	2,482,886
Coherent, Inc. (B)	6,583	876,066
Control4 Corp. (B)	3,135	56,461
Corning, Inc.	113,741	3,959,324
CTS Corp.	3,933	126,328
Daktronics, Inc.	4,727	38,383
Delta Electronics Thailand PCL	49,500	113,831
Delta Electronics Thailand PCL, Foreign Quota Shares	70,300	161,663
Delta Electronics, Inc.	76,898	381,651
ePlus, Inc. (B)	1,618	144,714
Fabrinet (B)	4,279	250,322
FARO Technologies, Inc. (B)	2,092	95,835
Fitbit, Inc., Class A (B)	25,843	152,991
FLIR Systems, Inc.	19,660	1,011,507
Foxconn Technology Company, Ltd.	35,180	72,045
Hamamatsu Photonics KK	15,500	547,213
Hexagon AB, B Shares	40,841	2,145,517
Hirose Electric Company, Ltd.	3,430	353,443
Hitachi High-Technologies Corp.	7,700	294,325
Hitachi, Ltd.	108,100	3,249,525
Hon Hai Precision Industry Company, Ltd.	491,172	1,155,544
II-VI, Inc. (B)	7,565	321,361
Ingenico Group SA	7,653	512,895
Innolux Corp.	328,300	109,117
Insight Enterprises, Inc. (B)	4,219	235,505
IPG Photonics Corp. (B)	5,084	788,173
Iteris, Inc. (B)	3,850	16,632
Itron, Inc. (B)	4,102	217,447
Jabil, Inc.	38,821	1,102,516
KEMET Corp.	6,794	128,746
Keyence Corp.	10,803	6,317,209
Keysight Technologies, Inc. (B)	26,635	2,248,260
Kimball Electronics, Inc. (B)	3,293	51,042
Kingboard Holdings, Ltd.	114,200	400,467
Kingboard Laminates Holdings, Ltd.	178,000	217,838
Knowles Corp. (B)	10,450	170,126
Kyocera Corp.	35,900	1,983,611
Largan Precision Company, Ltd.	3,590	504,624
LG Display Company, Ltd.	12,229	230,733
LG Innotek Company, Ltd.	760	72,935
Littelfuse, Inc.	6,793	1,311,660
Maxwell Technologies, Inc. (B)	5,619	26,522
Mesa Laboratories, Inc.	397	91,346
Methode Electronics, Inc.	4,382	122,959
MTS Systems Corp.	2,170	115,661
Murata Manufacturing Company, Ltd.	20,099	3,135,161
Napco Security Technologies, Inc. (B)	1,562	33,567
National Instruments Corp.	30,396	1,420,709
Nippon Electric Glass Company, Ltd.	9,500	257,286
nLight, Inc. (B)	2,748	58,780
Novanta, Inc. (B)	3,925	320,790
Omron Corp.	21,567	933,225
OSI Systems, Inc. (B)	2,012	174,742
PAR Technology Corp. (B)	1,315	35,466
Park Electrochemical Corp.	2,290	39,823
PC Connection, Inc.	1,369	55,089

The accompanying notes are an integral part of the financial statements.	78

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Plexus Corp. (B)	3,734	$230,612
Rogers Corp. (B)	2,209	342,947
Samsung Electro-Mechanics Company, Ltd.	2,952	280,560
Samsung SDI Company, Ltd.	2,880	607,116
Sanmina Corp. (B)	8,142	260,055
ScanSource, Inc. (B)	3,010	113,026
Shimadzu Corp.	24,800	613,013
Sunny Optical Technology Group Company, Ltd.	116,950	1,385,407
SYNNEX Corp.	16,168	1,586,404
Synnex Technology International Corp.	51,544	62,557
TDK Corp.	14,500	1,137,434
TE Connectivity, Ltd.	48,747	4,001,641
Tech Data Corp. (B)	14,660	1,498,545
Trimble, Inc. (B)	67,816	2,713,318
TTM Technologies, Inc. (B)	11,444	138,701
Venture Corp., Ltd.	43,000	565,376
Vishay Intertechnology, Inc.	51,513	1,129,165
Vishay Precision Group, Inc. (B)	1,241	43,261
Walsin Technology Corp.	12,000	69,978
WPG Holdings, Ltd.	53,360	68,802
Yageo Corp.	9,726	108,277
Yaskawa Electric Corp. (C)	26,800	764,773
Yokogawa Electric Corp.	25,400	490,129
Zebra Technologies Corp., Class A (B)	14,529	2,913,210
Zhen Ding Technology Holding, Ltd.	15,817	45,458
		72,995,630
IT services – 3.5%
Accenture PLC, Class A	117,734	18,999,913
Akamai Technologies, Inc. (B)	30,080	2,095,373
Alliance Data Systems Corp.	8,652	1,496,796
Amadeus IT Group SA	68,663	5,164,987
Atos SE	12,240	1,174,307
Automatic Data Processing, Inc.	80,847	12,372,016
Brightcove, Inc. (B)	4,552	40,376
Broadridge Financial Solutions, Inc.	21,564	2,183,355
CACI International, Inc., Class A (B)	9,639	1,756,804
Capgemini SE	20,379	2,435,862
Carbonite, Inc. (B)	3,893	90,590
Cardtronics PLC, Class A (B)	4,786	141,235
Cass Information Systems, Inc.	1,719	89,783
CGI, Inc. (B)	38,335	2,570,232
Cielo SA	197,524	571,619
Cognizant Technology Solutions Corp., Class A	106,944	7,590,885
Computershare, Ltd.	91,678	1,121,501
CoreLogic, Inc. (B)	21,754	797,719
CSG Systems International, Inc.	3,999	166,158
DXC Technology Company	51,736	3,407,333
Endurance International Group Holdings, Inc. (B)	8,478	59,346
Everi Holdings, Inc. (B)	8,011	61,605
EVERTEC, Inc.	7,253	207,581
Evo Payments, Inc., Class A (B)	2,919	77,996
Exela Technologies, Inc. (B)	6,489	25,826
ExlService Holdings, Inc. (B)	4,010	246,214
Fidelity National Information Services, Inc.	60,486	6,541,561
Fiserv, Inc. (B)	73,596	6,232,845
FleetCor Technologies, Inc. (B)	16,378	3,820,660
Fujitsu, Ltd.	21,900	1,477,998
Gartner, Inc. (B)	16,787	2,388,790
GDS Holdings, Ltd., ADR (B)	9,600	319,392
Global Payments, Inc.	29,221	3,809,834
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
GTT Communications, Inc. (B)(C)	5,156	$161,177
I3 Verticals, Inc., Class A (B)	1,057	22,239
IBM Corp.	167,850	23,185,121
Internap Corp. (B)	3,476	18,805
Jack Henry & Associates, Inc.	14,277	1,893,559
Leidos Holdings, Inc.	40,439	2,611,955
Limelight Networks, Inc. (B)	14,542	42,463
LiveRamp Holdings, Inc. (B)	27,752	1,491,670
ManTech International Corp., Class A	3,119	169,518
Mastercard, Inc., Class A	167,820	37,720,901
MAXIMUS, Inc.	24,922	1,761,487
NIC, Inc.	7,774	132,858
Nomura Research Institute, Ltd.	12,600	513,950
NTT Data Corp.	69,900	765,567
Obic Company, Ltd.	7,100	680,300
Otsuka Corp.	11,600	417,641
Paychex, Inc.	59,025	4,546,106
PayPal Holdings, Inc. (B)	217,638	21,343,759
Perficient, Inc. (B)	3,888	111,236
Perspecta, Inc.	55,396	1,168,856
Presidio, Inc.	4,509	74,985
PRGX Global, Inc. (B)	2,679	25,129
Sabre Corp.	74,342	1,667,491
Samsung SDS Company, Ltd.	1,819	372,133
Science Applications International Corp.	19,791	1,478,388
Shopify, Inc., Class A (B)	13,268	2,513,353
Sykes Enterprises, Inc. (B)	4,742	140,316
The Hackett Group, Inc.	3,043	49,479
The Western Union Company	81,783	1,461,462
Total System Services, Inc.	31,001	2,926,494
Travelport Worldwide, Ltd.	14,931	234,715
TravelSky Technology, Ltd., H Shares	151,800	440,161
TTEC Holdings, Inc.	1,798	61,599
Tucows, Inc., Class A (B)(C)	1,142	88,539
Unisys Corp. (B)(C)	6,025	81,398
VeriSign, Inc. (B)	19,648	3,498,130
Virtusa Corp. (B)	3,424	172,809
Visa, Inc., Class A	324,555	48,073,087
WEX, Inc. (B)	11,639	2,072,440
Wirecard AG	17,675	2,417,526
Wix.com, Ltd. (B)	6,200	677,350
Worldpay, Inc., Class A (B)	208	19,965
		256,842,609
Semiconductors and semiconductor equipment – 2.6%
Adesto Technologies Corp. (B)	3,397	19,974
Advanced Energy Industries, Inc. (B)	4,630	233,213
Advanced Micro Devices, Inc. (B)	115,817	2,725,174
Alpha & Omega Semiconductor, Ltd. (B)	2,562	27,567
Ambarella, Inc. (B)(C)	3,711	149,813
Amkor Technology, Inc. (B)	12,446	109,276
Analog Devices, Inc.	48,745	5,213,765
Applied Materials, Inc.	129,447	4,962,998
Aquantia Corp. (B)	2,955	23,197
ASE Technology Holding Company, Ltd. (B)	128,422	260,126
ASM Pacific Technology, Ltd.	66,400	703,679
ASML Holding NV	88,972	16,276,228
Axcelis Technologies, Inc. (B)	3,890	81,768
AXT, Inc. (B)	5,313	23,696
Broadcom, Inc.	54,446	14,992,251
Brooks Automation, Inc.	8,364	268,568
Cabot Microelectronics Corp.	3,391	383,522
CEVA, Inc. (B)	2,754	76,616
Cirrus Logic, Inc. (B)	23,355	937,236
Cohu, Inc.	4,848	86,731

The accompanying notes are an integral part of the financial statements.	79

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Cree, Inc. (B)	39,755	$2,163,070
Cypress Semiconductor Corp.	97,736	1,508,066
Diodes, Inc. (B)	4,824	194,552
Disco Corp.	3,200	442,782
Entegris, Inc.	17,027	601,564
First Solar, Inc. (B)	20,378	1,070,864
FormFactor, Inc. (B)	8,929	141,525
Globalwafers Company, Ltd.	8,000	86,225
Hanergy Thin Film Power Group, Ltd. (B)(D)	1,136,000	169,609
Hua Hong Semiconductor, Ltd. (A)	74,000	172,917
Ichor Holdings, Ltd. (B)(C)	2,720	57,038
Impinj, Inc. (B)	2,111	35,317
Infineon Technologies AG	171,161	3,761,638
Inphi Corp. (B)	5,213	225,306
Integrated Device Technology, Inc. (B)	50,345	2,433,174
Intel Corp.	601,021	31,830,072
KLA-Tencor Corp.	20,158	2,328,047
Lam Research Corp.	20,436	3,598,575
Lattice Semiconductor Corp. (B)	14,134	166,781
MACOM Technology Solutions Holdings, Inc. (B)	5,552	105,988
Maxim Integrated Products, Inc.	36,486	1,985,933
MaxLinear, Inc. (B)	7,632	191,868
MediaTek, Inc.	55,752	504,092
Microchip Technology, Inc. (C)	31,145	2,705,566
Micron Technology, Inc. (B)	147,502	6,029,882
MKS Instruments, Inc.	14,578	1,208,079
Monolithic Power Systems, Inc.	10,536	1,412,983
Nanometrics, Inc. (B)	2,763	78,635
Nanya Technology Corp.	42,196	84,078
NeoPhotonics Corp. (B)	4,499	35,992
Novatek Microelectronics Corp.	20,900	115,008
NVE Corp.	575	59,122
NVIDIA Corp.	80,329	12,391,552
NXP Semiconductors NV	74,800	6,830,736
PDF Solutions, Inc. (B)	3,500	41,685
Phison Electronics Corp.	4,884	44,277
Photronics, Inc. (B)	7,842	76,930
Power Integrations, Inc.	3,447	251,838
Powertech Technology, Inc.	26,199	60,626
Qorvo, Inc. (B)	16,448	1,153,663
QUALCOMM, Inc.	159,626	8,522,432
Rambus, Inc. (B)	12,881	132,288
Realtek Semiconductor Corp.	16,584	95,161
Renesas Electronics Corp. (B)	93,400	548,931
Rohm Company, Ltd.	10,500	664,632
Rudolph Technologies, Inc. (B)	3,774	85,217
Semiconductor Manufacturing International Corp. (B)(C)	495,799	501,909
Semtech Corp. (B)	7,813	430,028
Silicon Laboratories, Inc. (B)	16,809	1,361,865
SK Hynix, Inc.	30,439	1,891,155
Skyworks Solutions, Inc.	23,379	1,909,129
SMART Global Holdings, Inc. (B)	1,184	34,703
STMicroelectronics NV	87,031	1,422,406
SUMCO Corp.	26,400	336,589
SunPower Corp. (B)(C)	7,450	48,053
Synaptics, Inc. (B)	13,513	565,789
Taiwan Semiconductor Manufacturing Company, Ltd.	908,915	6,974,759
Teradyne, Inc.	48,402	1,976,254
Texas Instruments, Inc.	126,491	13,380,218
Tokyo Electron, Ltd.	17,515	2,394,372
Ultra Clean Holdings, Inc. (B)	4,666	49,693
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
United Microelectronics Corp.	440,774	$163,138
Universal Display Corp. (C)	11,447	1,708,350
Vanguard International Semiconductor Corp.	32,302	72,222
Veeco Instruments, Inc. (B)	5,955	68,006
Versum Materials, Inc.	29,442	1,442,658
Win Semiconductors Corp.	13,000	73,115
Winbond Electronics Corp.	112,000	55,219
Xilinx, Inc.	33,322	4,175,247
Xinyi Solar Holdings, Ltd.	482,000	237,154
Xperi Corp.	5,923	142,152
		185,373,897
Software – 4.4%
8x8, Inc. (B)	11,281	221,897
A10 Networks, Inc. (B)	6,385	44,567
ACI Worldwide, Inc. (B)	45,065	1,436,222
Adobe, Inc. (B)	85,171	22,357,388
Agilysys, Inc. (B)	1,947	40,692
Alarm.com Holdings, Inc. (B)	3,753	246,309
Altair Engineering, Inc., Class A (B)	3,020	107,089
Alteryx, Inc., Class A (B)	3,501	267,161
Amber Road, Inc. (B)	3,043	29,943
American Software, Inc., Class A	3,527	40,878
Anaplan, Inc. (B)	2,203	82,635
ANSYS, Inc. (B)	14,580	2,584,451
Appfolio, Inc., Class A (B)	1,874	135,453
Autodesk, Inc. (B)	38,213	6,229,101
Avalara, Inc. (B)	1,041	54,351
Avaya Holdings Corp. (B)	12,468	193,129
Benefitfocus, Inc. (B)	2,708	133,017
Blackbaud, Inc.	18,918	1,461,226
BlackBerry, Ltd. (B)	77,495	673,690
Blackline, Inc. (B)	4,412	230,924
Bottomline Technologies, Inc. (B)	5,076	253,191
Box, Inc., Class A (B)	14,824	300,038
Cadence Design Systems, Inc. (B)	49,229	2,818,360
Carbon Black, Inc. (B)	4,674	61,183
CDK Global, Inc.	34,772	2,017,124
ChannelAdvisor Corp. (B)	3,142	40,626
Check Point Software Technologies, Ltd. (B)	17,900	2,189,170
Cision, Ltd. (B)	8,117	105,683
Citrix Systems, Inc.	22,338	2,356,659
Cloudera, Inc. (B)	24,173	352,201
CommVault Systems, Inc. (B)	15,283	1,029,921
Constellation Software, Inc.	3,029	2,586,556
Cornerstone OnDemand, Inc. (B)	6,539	369,454
Coupa Software, Inc. (B)	6,547	616,662
Dassault Systemes SE	16,562	2,421,342
Digimarc Corp. (B)(C)	1,416	42,721
Domo, Inc., Class B (B)	998	34,621
Ebix, Inc. (C)	2,911	169,624
eGain Corp. (B)	2,284	25,901
Ellie Mae, Inc. (B)	4,155	413,381
Envestnet, Inc. (B)	5,373	327,807
Everbridge, Inc. (B)	3,223	227,898
Fair Isaac Corp. (B)	7,819	1,937,705
Five9, Inc. (B)	6,886	365,233
ForeScout Technologies, Inc. (B)	3,627	150,666
Fortinet, Inc. (B)	25,268	2,193,010
HubSpot, Inc. (B)	4,440	747,607
Instructure, Inc. (B)	3,790	177,107
Intuit, Inc.	45,285	11,191,282
j2 Global, Inc.	18,249	1,551,347

The accompanying notes are an integral part of the financial statements.	80

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Kingdee International Software Group Company, Ltd.	376,000	$407,346
Kingsoft Corp., Ltd.	135,400	263,103
LivePerson, Inc. (B)	7,082	198,013
LogMeIn, Inc.	13,815	1,097,464
Manhattan Associates, Inc. (B)	17,654	966,557
Micro Focus International PLC	70,126	1,743,274
Microsoft Corp.	1,348,569	151,080,185
MicroStrategy, Inc., Class A (B)	1,131	160,037
Mitek Systems, Inc. (B)	3,858	41,705
MobileIron, Inc. (B)	9,483	47,984
Model N, Inc. (B)	3,168	54,806
Monotype Imaging Holdings, Inc.	4,989	97,784
New Relic, Inc. (B)	5,404	571,473
Nice, Ltd. (B)	8,873	1,046,563
OneSpan, Inc. (B)	3,809	81,132
Open Text Corp.	40,682	1,542,018
Oracle Corp.	444,607	23,177,363
Oracle Corp. Japan	4,200	314,113
Park City Group, Inc. (B)	1,900	15,124
Paylocity Holding Corp. (B)	3,485	305,181
Progress Software Corp.	5,375	197,693
PROS Holdings, Inc. (B)	3,815	162,519
PTC, Inc. (B)	28,841	2,677,022
Q2 Holdings, Inc. (B)	4,480	308,314
QAD, Inc., Class A	1,247	56,439
Qualys, Inc. (B)	4,087	341,796
Rapid7, Inc. (B)	4,455	205,064
Red Hat, Inc. (B)	30,842	5,631,749
SailPoint Technologies Holding, Inc. (B)	8,378	258,378
salesforce.com, Inc. (B)	133,480	21,844,002
SAP SE	148,070	15,847,421
SecureWorks Corp., Class A (B)	1,110	24,631
ShotSpotter, Inc. (B)	922	46,045
SPS Commerce, Inc. (B)	2,048	218,685
SVMK, Inc. (B)	2,243	34,026
Symantec Corp.	111,476	2,507,095
Synopsys, Inc. (B)	26,044	2,648,154
Telaria, Inc. (B)	6,598	36,817
Telenav, Inc. (B)	4,549	27,203
Temenos AG (B)	11,926	1,724,143
Tenable Holdings, Inc. (B)	1,604	50,013
Teradata Corp. (B)	31,917	1,543,825
The Sage Group PLC	173,498	1,521,937
The Trade Desk, Inc., Class A (B)	3,999	789,962
The Ultimate Software Group, Inc. (B)	8,443	2,798,855
TiVo Corp.	14,603	146,468
Trend Micro, Inc.	13,200	652,958
Tyler Technologies, Inc. (B)	10,483	2,146,814
Upland Software, Inc. (B)	1,900	66,690
Varonis Systems, Inc. (B)	3,410	194,234
Verint Systems, Inc. (B)	7,731	411,676
VirnetX Holding Corp. (B)	7,026	42,788
Workiva, Inc. (B)	3,413	168,773
Yext, Inc. (B)	10,033	186,413
Zix Corp. (B)	6,496	58,659
Zscaler, Inc. (B)	7,303	362,813
		322,795,502
Technology hardware, storage and peripherals – 2.0%
3D Systems Corp. (B)(C)	13,183	186,144
Acer, Inc. (B)	107,008	70,333
Advantech Company, Ltd.	12,764	97,247
Apple, Inc.	640,628	110,924,738
Asustek Computer, Inc.	26,354	187,006
Avid Technology, Inc. (B)	3,901	18,530
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Technology hardware, storage and peripherals (continued)
Brother Industries, Ltd.	25,100	$459,667
Canon, Inc.	111,696	3,208,208
Catcher Technology Company, Ltd.	25,475	193,395
Chicony Electronics Company, Ltd.	19,224	42,399
Compal Electronics, Inc.	152,148	94,141
Cray, Inc. (B)	4,895	120,074
Diebold Nixdorf, Inc. (B)	9,503	87,333
Electronics For Imaging, Inc. (B)	5,298	143,258
FUJIFILM Holdings Corp.	43,015	1,926,989
Hewlett Packard Enterprise Company	202,217	3,312,314
HP, Inc.	224,868	4,436,646
Immersion Corp. (B)	3,335	29,948
Inventec Corp.	91,495	70,449
Konica Minolta, Inc.	50,200	488,212
Legend Holdings Corp., H Shares (A)	62,500	173,819
Lenovo Group, Ltd.	1,176,564	1,059,026
Lite-On Technology Corp.	77,018	111,086
Meitu, Inc. (A)(B)	278,800	113,985
Micro-Star International Company, Ltd.	25,300	66,969
NCR Corp. (B)	31,917	894,314
NEC Corp.	28,900	964,357
NetApp, Inc.	35,794	2,333,769
Pegatron Corp.	74,500	127,626
Quanta Computer, Inc.	99,000	183,423
Ricoh Company, Ltd.	74,200	755,094
Samsung Electronics Company, Ltd.	251,018	10,046,199
Seagate Technology PLC	37,010	1,723,186
Seiko Epson Corp.	31,269	463,158
Stratasys, Ltd. (B)	6,152	175,086
USA Technologies, Inc. (B)	7,431	29,427
Western Digital Corp.	41,129	2,068,789
Wistron Corp.	104,580	72,169
Xerox Corp.	29,460	910,314
		148,368,827
		1,048,630,564
Materials – 4.1%
Chemicals – 1.7%
A. Schulman, Inc. (B)(D)	3,214	1,392
Advanced Emissions Solutions, Inc.	2,428	28,699
AdvanSix, Inc. (B)	3,597	117,802
AgroFresh Solutions, Inc. (B)	4,734	20,404
Air Liquide SA	54,462	6,788,660
Air Products & Chemicals, Inc.	11,333	2,053,313
Air Water, Inc.	16,600	266,064
Akzo Nobel NV	48,672	4,412,612
Albemarle Corp.	5,483	500,543
American Vanguard Corp.	3,539	66,462
Amyris, Inc. (B)(C)	4,350	20,619
Arkema SA	8,793	886,117
Asahi Kasei Corp.	141,300	1,544,990
Ashland Global Holdings, Inc.	16,873	1,305,633
Balchem Corp.	3,869	343,296
BASF SE	138,623	10,551,583
Cabot Corp.	16,209	759,878
Celanese Corp.	6,905	706,312
CF Industries Holdings, Inc.	11,914	502,771
Chase Corp.	857	82,743
Chr. Hansen Holding A/S	15,642	1,592,113
Clariant AG (B)	39,301	843,494
Covestro AG (A)	29,137	1,658,983
Croda International PLC	20,988	1,339,038
Daicel Corp.	29,100	306,618
DowDuPont, Inc.	118,438	6,304,455
Eastman Chemical Company	7,229	597,766
Ecolab, Inc.	13,123	2,216,606

The accompanying notes are an integral part of the financial statements.	81

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
EMS-Chemie Holding AG	1,612	$929,418
Evonik Industries AG	24,762	697,349
Ferro Corp. (B)	10,039	194,656
Flotek Industries, Inc. (B)	7,155	22,896
FMC Corp.	6,951	622,115
Formosa Chemicals & Fibre Corp.	131,471	449,864
Formosa Plastics Corp.	166,040	550,477
FutureFuel Corp.	3,173	58,510
GCP Applied Technologies, Inc. (B)	8,614	258,162
Givaudan SA	1,821	4,551,333
Hawkins, Inc.	1,205	49,670
HB Fuller Company	6,046	305,202
Hitachi Chemical Company, Ltd.	11,900	216,592
Incitec Pivot, Ltd.	327,264	782,354
Indorama Ventures PCL	17,700	28,927
Indorama Ventures PCL, Foreign Quota Shares	210,400	343,745
Ingevity Corp. (B)	5,065	583,589
Innophos Holdings, Inc.	2,396	79,547
Innospec, Inc.	2,911	238,294
International Flavors & Fragrances, Inc.	5,229	666,698
Intrepid Potash, Inc. (B)	11,865	45,087
Israel Chemicals, Ltd.	104,588	585,299
Johnson Matthey PLC	31,162	1,278,764
JSR Corp.	21,500	357,548
Kaneka Corp.	5,500	215,700
Kansai Paint Company, Ltd.	19,700	363,146
Koninklijke DSM NV	39,476	4,246,204
Koppers Holdings, Inc. (B)	2,515	61,844
Kraton Corp. (B)	3,788	134,777
Kronos Worldwide, Inc.	2,917	44,484
Kumho Petrochemical Company, Ltd.	976	82,912
Kuraray Company, Ltd.	35,600	478,608
LANXESS AG	13,171	713,002
LG Chem, Ltd.	2,393	829,495
Linde PLC	28,448	4,928,332
Livent Corp. (B)(C)	2,800	35,840
Lotte Chemical Corp.	907	256,887
LSB Industries, Inc. (B)	2,939	20,720
LyondellBasell Industries NV, Class A	16,241	1,388,930
Methanex Corp.	9,909	557,741
Mexichem SAB de CV	301,880	734,135
Minerals Technologies, Inc.	13,798	816,842
Mitsubishi Chemical Holdings Corp.	143,950	1,064,538
Mitsubishi Gas Chemical Company, Inc.	18,500	283,264
Mitsui Chemicals, Inc.	20,700	505,113
Nan Ya Plastics Corp.	192,610	480,242
NewMarket Corp.	2,402	1,054,478
Nippon Paint Holdings Company, Ltd.	16,300	628,451
Nissan Chemical Corp.	14,000	707,698
Nitto Denko Corp.	18,444	987,846
Novozymes A/S, B Shares	34,691	1,575,301
Nutrien, Ltd.	92,002	5,007,868
OCI Company, Ltd.	945	90,640
Olin Corp.	45,050	1,164,993
OMNOVA Solutions, Inc. (B)	5,752	46,879
Orica, Ltd.	75,480	945,579
Petkim Petrokimya Holding AS	124,245	127,996
Petronas Chemicals Group BHD	60,445	137,011
PolyOne Corp.	31,145	1,015,950
PPG Industries, Inc.	12,384	1,386,636
PQ Group Holdings, Inc. (B)	4,418	72,367
PTT Global Chemical PCL	18,700	42,726
PTT Global Chemical PCL, Foreign Quota Shares	323,411	738,621
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Quaker Chemical Corp.	1,557	$325,397
Rayonier Advanced Materials, Inc.	6,133	86,414
RPM International, Inc.	35,837	2,073,887
Sasol, Ltd.	127,531	3,889,979
Sensient Technologies Corp.	16,491	1,066,968
Shin-Etsu Chemical Company, Ltd.	40,637	3,397,433
Showa Denko KK	15,200	568,820
Sika AG	25,606	3,458,819
Sinopec Shanghai Petrochemical Company, Ltd., H Shares	545,999	276,819
Solvay SA	13,052	1,460,195
Stepan Company	2,421	227,816
Sumitomo Chemical Company, Ltd.	167,700	833,845
Symrise AG	18,483	1,628,910
Taiyo Nippon Sanso Corp.	14,300	202,747
Teijin, Ltd.	19,800	332,497
The Chemours Company	46,198	1,756,910
The Mosaic Company	18,308	572,491
The Scotts Miracle-Gro Company	10,607	868,713
The Sherwin-Williams Company	4,253	1,842,400
Toray Industries, Inc.	154,700	1,074,811
Tosoh Corp.	29,400	434,691
Trecora Resources (B)	3,042	29,203
Tredegar Corp.	3,151	54,890
Trinseo SA	5,146	258,278
Tronox, Ltd., Class A	11,357	134,353
Umicore SA	36,722	1,585,408
Valvoline, Inc.	50,809	954,701
Yara International ASA	9,645	405,598
		123,491,851
Construction materials – 0.3%
Anhui Conch Cement Company, Ltd., H Shares	201,610	1,152,461
Asia Cement Corp.	80,687	101,253
BBMG Corp., H Shares	383,000	140,589
Boral, Ltd.	234,909	828,966
Cementos Argos SA	73,945	195,091
Cemex SAB de CV (B)	4,187,488	2,043,641
China National Building Material Company, Ltd., H Shares	635,900	507,058
China Resources Cement Holdings, Ltd.	400,000	426,744
CRH PLC	131,769	4,176,347
Eagle Materials, Inc.	12,661	967,807
Fletcher Building, Ltd. (B)	82,786	275,707
Grupo Argos SA	46,429	270,001
HeidelbergCement AG	22,454	1,652,162
Imerys SA	4,588	260,787
Indocement Tunggal Prakarsa Tbk PT	248,920	339,909
James Hardie Industries PLC	88,119	1,101,276
LafargeHolcim, Ltd. (B)	96,209	4,754,396
Martin Marietta Materials, Inc.	3,237	607,909
POSCO Chemtech Company, Ltd.	1,215	74,407
Semen Indonesia Persero Tbk PT	401,792	360,529
Summit Materials, Inc., Class A (B)	13,618	231,506
Taiheiyo Cement Corp.	13,400	458,512
Taiwan Cement Corp.	170,600	211,538
The Siam Cement PCL	1,000	15,042
The Siam Cement PCL, Foreign Quota Shares	55,163	829,779
U.S. Concrete, Inc. (B)(C)	1,964	78,776
Vulcan Materials Company	6,817	759,823
		22,822,016
Containers and packaging – 0.2%
Amcor, Ltd.	230,218	2,456,634
AptarGroup, Inc.	16,961	1,725,443

The accompanying notes are an integral part of the financial statements.	82

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Containers and packaging (continued)
Avery Dennison Corp.	4,476	$483,587
Ball Corp.	17,510	959,198
Bemis Company, Inc.	24,577	1,300,123
CCL Industries, Inc., Class B	22,883	934,830
Greif, Inc., Class A	10,095	405,819
Greif, Inc., Class B	674	30,640
International Paper Company	20,909	958,050
Klabin SA	112,642	540,996
Myers Industries, Inc.	4,291	81,872
Owens-Illinois, Inc.	42,853	853,632
Packaging Corp. of America	4,878	466,288
Sealed Air Corp.	8,101	353,366
Silgan Holdings, Inc.	20,909	591,934
Smurfit Kappa Group PLC	35,704	1,011,498
Sonoco Products Company	26,951	1,560,193
Toyo Seikan Group Holdings, Ltd.	16,500	349,041
UFP Technologies, Inc. (B)	822	27,537
Westrock Company	13,090	489,304
		15,579,985
Metals and mining – 1.7%
Agnico Eagle Mines, Ltd.	34,883	1,483,644
AK Steel Holding Corp. (B)(C)	38,563	116,460
Allegheny Technologies, Inc. (B)	49,049	1,404,273
Alumina, Ltd.	487,964	880,857
Aluminum Corp. of China, Ltd., H Shares (B)	645,980	264,228
Angang Steel Company, Ltd., H Shares	176,000	130,857
Anglo American Platinum, Ltd.	12,107	659,835
Anglo American PLC	169,419	4,493,276
AngloGold Ashanti, Ltd.	92,718	1,316,442
Antofagasta PLC	63,078	781,584
ArcelorMittal	85,430	1,957,303
Barrick Gold Corp.	171,615	2,164,831
Barrick Gold Corp.	88,635	1,175,885
BHP Group PLC	339,614	7,877,764
BHP Group, Ltd.	587,496	15,516,594
BlueScope Steel, Ltd.	109,162	1,037,705
Boliden AB	43,243	1,182,223
Carpenter Technology Corp.	18,439	865,527
Century Aluminum Company (B)	6,202	53,523
China Hongqiao Group, Ltd.	356,500	238,441
China Molybdenum Company, Ltd., H Shares	610,900	292,658
China Oriental Group Company, Ltd.	184,000	123,404
China Steel Corp.	442,958	366,322
China Zhongwang Holdings, Ltd.	258,000	136,635
Cia de Minas Buenaventura SAA, ADR	47,800	795,392
Cia Siderurgica Nacional SA (B)	100,066	348,459
Cleveland-Cliffs, Inc.	35,820	397,244
Coeur Mining, Inc. (B)	22,284	106,518
Commercial Metals Company	45,762	757,361
Compass Minerals International, Inc.	13,276	695,397
Eregli Demir ve Celik Fabrikalari TAS	214,793	374,094
First Quantum Minerals, Ltd.	103,722	1,189,380
Fortescue Metals Group, Ltd.	310,686	1,328,620
Franco-Nevada Corp.	27,859	2,098,819
Freeport-McMoRan, Inc.	74,806	964,997
Fresnillo PLC	34,993	398,024
Glencore PLC (B)	1,838,192	7,406,016
Gold Fields, Ltd.	184,230	750,951
Gold Resource Corp.	6,511	30,537
Goldcorp, Inc.	130,174	1,374,990
Grupo Mexico SAB de CV, Series B	1,006,300	2,529,137
Havilah Mining Corp. (B)	2,060	552
Haynes International, Inc.	1,601	56,323
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Hecla Mining Company	55,108	$132,259
Hitachi Metals, Ltd.	23,700	241,923
Hyundai Steel Company	4,228	187,391
Industrias Penoles SAB de CV	39,670	525,445
Jastrzebska Spolka Weglowa SA (B)	7,048	107,238
JFE Holdings, Inc.	55,000	961,456
Jiangxi Copper Company, Ltd., H Shares	199,225	271,979
Kaiser Aluminum Corp.	1,951	213,595
KGHM Polska Miedz SA (B)	18,446	493,123
Kinross Gold Corp. (B)	188,708	629,529
Kobe Steel, Ltd.	34,600	274,061
Korea Zinc Company, Ltd.	435	176,470
Kumba Iron Ore, Ltd.	14,549	384,700
Lundin Mining Corp.	101,937	517,451
Maanshan Iron & Steel Company, Ltd., H Shares	278,000	132,394
Maruichi Steel Tube, Ltd.	5,700	171,839
Materion Corp.	2,434	140,637
Mitsubishi Materials Corp.	11,400	313,166
MMG, Ltd. (B)	396,000	187,440
Newcrest Mining, Ltd.	152,424	2,621,320
Newmont Mining Corp.	27,499	938,266
Nippon Steel & Sumitomo Metal Corp.	90,578	1,633,615
Norsk Hydro ASA	72,598	299,634
Nucor Corp.	16,206	981,597
Olympic Steel, Inc.	1,275	24,761
Pan American Silver Corp.	7,245	96,791
POSCO	4,133	965,632
Press Metal Aluminium Holdings BHD	29,200	30,337
Reliance Steel & Aluminum Company	19,019	1,697,446
Rio Tinto PLC	188,791	10,845,428
Rio Tinto, Ltd.	73,934	5,039,086
Royal Gold, Inc.	17,689	1,563,884
Schnitzer Steel Industries, Inc., Class A	3,183	77,347
South32, Ltd.	1,021,429	2,855,309
Southern Copper Corp.	24,000	854,640
Steel Dynamics, Inc.	61,985	2,313,280
Sumitomo Metal Mining Company, Ltd.	26,000	762,271
SunCoke Energy, Inc. (B)	7,967	79,033
Teck Resources, Ltd., Class B	76,743	1,719,785
thyssenkrupp AG	65,572	981,572
TimkenSteel Corp. (B)	4,907	61,141
Turquoise Hill Resources, Ltd. (B)	160,299	276,514
United States Steel Corp.	47,867	1,072,699
Universal Stainless & Alloy Products, Inc. (B)	1,192	21,909
Vale SA	509,271	6,385,971
voestalpine AG	18,776	580,448
Warrior Met Coal, Inc.	5,142	150,558
Wheaton Precious Metals Corp.	66,440	1,444,973
Worthington Industries, Inc.	15,911	625,461
Zhaojin Mining Industry Company, Ltd., H Shares	157,000	167,368
Zijin Mining Group Company, Ltd., H Shares	925,229	395,856
		119,749,110
Paper and forest products – 0.2%
Boise Cascade Company	4,702	131,139
Clearwater Paper Corp. (B)	1,997	57,114
Domtar Corp.	16,985	864,706
Empresas CMPC SA	274,619	1,029,997
Indah Kiat Pulp & Paper Corp. Tbk PT	373,300	292,076
Lee & Man Paper Manufacturing, Ltd.	252,000	231,961
Louisiana-Pacific Corp.	55,077	1,391,796
Mondi PLC	58,980	1,350,212

The accompanying notes are an integral part of the financial statements.	83

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Paper and forest products (continued)
Mondi, Ltd.	26,700	$627,215
Neenah, Inc.	2,021	136,579
Nine Dragons Paper Holdings, Ltd.	269,900	279,704
Oji Holdings Corp.	96,000	573,448
Pabrik Kertas Tjiwi Kimia Tbk PT	190,300	150,955
PH Glatfelter Company	5,364	72,146
Sappi, Ltd.	119,683	612,795
Schweitzer-Mauduit International, Inc.	3,749	144,561
Stora Enso OYJ, R Shares	81,962	1,097,787
Suzano Papel e Celulose SA	87,367	1,108,559
UPM-Kymmene OYJ	79,151	2,386,705
Verso Corp., Class A (B)	4,131	81,174
West Fraser Timber Company, Ltd.	8,820	434,113
		13,054,742
		294,697,704
Real estate – 3.7%
Equity real estate investment trusts – 2.7%
Acadia Realty Trust	9,662	275,270
Agree Realty Corp.	3,949	259,568
Alexander & Baldwin, Inc. (B)	26,592	609,755
Alexander's, Inc.	262	100,008
Alexandria Real Estate Equities, Inc.	15,346	2,085,368
American Assets Trust, Inc.	4,569	198,477
American Campus Communities, Inc.	37,002	1,667,310
American Tower Corp.	62,864	11,073,494
Americold Realty Trust	10,254	294,803
Apartment Investment & Management Company, A Shares	21,541	1,054,001
Armada Hoffler Properties, Inc.	5,987	91,601
Ascendas Real Estate Investment Trust	407,900	844,044
Ashford Hospitality Trust, Inc.	11,404	61,125
AvalonBay Communities, Inc.	19,727	3,839,466
Bluerock Residential Growth REIT, Inc.	3,452	36,591
Boston Properties, Inc.	22,041	2,924,620
Braemar Hotels & Resorts, Inc.	3,724	48,486
Brixmor Property Group, Inc.	80,956	1,413,492
BRT Apartments Corp.	1,485	19,751
Camden Property Trust	25,149	2,466,865
CapitaLand Commercial Trust	400,600	574,494
CapitaLand Mall Trust	381,100	676,268
CareTrust REIT, Inc.	10,081	225,210
CatchMark Timber Trust, Inc., Class A	6,497	62,046
CBL & Associates Properties, Inc.	21,524	46,061
Cedar Realty Trust, Inc.	12,463	43,371
Chatham Lodging Trust	5,574	111,369
Chesapeake Lodging Trust	7,175	216,111
City Office REIT, Inc.	5,074	55,814
Clipper Realty, Inc.	2,062	27,136
Community Healthcare Trust, Inc.	2,157	76,983
CoreCivic, Inc.	46,390	982,540
CorEnergy Infrastructure Trust, Inc.	1,488	54,252
CorePoint Lodging, Inc.	5,169	72,211
CoreSite Realty Corp.	9,910	1,013,298
Corporate Office Properties Trust	29,394	763,950
Cousins Properties, Inc.	163,509	1,556,606
Covivio	5,570	563,918
Crown Castle International Corp.	59,205	7,030,594
CyrusOne, Inc.	28,578	1,424,328
Daiwa House REIT Investment Corp.	186	414,661
Dexus	202,236	1,726,276
DiamondRock Hospitality Company	24,748	264,556
Digital Realty Trust, Inc.	29,440	3,330,253
Douglas Emmett, Inc.	43,594	1,682,728
Duke Realty Corp.	51,139	1,512,180
Easterly Government Properties, Inc.	7,253	130,409
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
EastGroup Properties, Inc.	4,154	$438,912
EPR Properties	20,073	1,474,964
Equinix, Inc.	11,473	4,858,816
Equity Residential	52,582	3,874,768
Essential Properties Realty Trust, Inc.	4,424	75,075
Essex Property Trust, Inc.	9,429	2,638,611
Extra Space Storage, Inc.	18,055	1,732,197
Farmland Partners, Inc.	4,724	24,281
Federal Realty Investment Trust	10,541	1,408,172
Fibra Uno Administracion SA de CV	969,700	1,347,322
First Industrial Realty Trust, Inc.	48,900	1,639,128
Fortress REIT, Ltd., Class A	232,421	310,997
Fortress REIT, Ltd., Class B	174,247	171,206
Four Corners Property Trust, Inc.	8,084	221,421
Franklin Street Properties Corp.	12,937	93,664
Front Yard Residential Corp.	6,229	69,329
Gecina SA	5,743	850,447
Getty Realty Corp.	3,873	127,615
Gladstone Commercial Corp.	3,767	77,751
Gladstone Land Corp.	1,891	23,108
Global Medical REIT, Inc.	2,637	27,161
Global Net Lease, Inc.	8,593	153,299
Goodman Group	324,797	2,954,241
Growthpoint Properties, Ltd.	671,785	1,162,524
H&R Real Estate Investment Trust	25,191	434,734
Hammerson PLC	126,265	639,643
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	6,170	151,905
HCP, Inc.	68,145	2,096,822
Healthcare Realty Trust, Inc.	48,539	1,536,259
Hersha Hospitality Trust	4,284	80,753
Highwoods Properties, Inc.	27,945	1,294,133
Hospitality Properties Trust	44,404	1,202,016
Host Hotels & Resorts, Inc.	105,905	2,076,797
Hyprop Investments, Ltd.	57,479	315,339
ICADE	4,077	347,108
Independence Realty Trust, Inc.	10,611	109,930
Industrial Logistics Properties Trust	7,750	161,665
InfraREIT, Inc.	5,068	108,202
Innovative Industrial Properties, Inc.	1,104	87,205
Investors Real Estate Trust	1,480	89,362
Iron Mountain, Inc.	40,847	1,446,801
iStar, Inc.	8,085	70,744
Japan Prime Realty Investment Corp.	87	341,398
Japan Real Estate Investment Corp.	143	828,000
Japan Retail Fund Investment Corp.	280	564,829
JBG SMITH Properties	29,386	1,183,962
Jernigan Capital, Inc.	2,290	49,121
Kilroy Realty Corp.	27,204	2,005,207
Kimco Realty Corp.	60,140	1,057,863
Kite Realty Group Trust	10,160	159,918
Klepierre SA	25,920	904,234
Lamar Advertising Company, Class A	22,975	1,782,171
Land Securities Group PLC	118,271	1,412,458
Lexington Realty Trust	25,508	236,969
Liberty Property Trust	39,916	1,889,224
Life Storage, Inc.	12,584	1,228,198
Link REIT	463,425	5,241,878
LTC Properties, Inc.	4,703	208,907
Mack-Cali Realty Corp.	35,376	743,250
MedEquities Realty Trust, Inc.	3,678	39,171
Medical Properties Trust, Inc.	98,544	1,796,457
Mid-America Apartment Communities, Inc.	16,246	1,682,761
Mirvac Group	738,812	1,350,223
Monmouth Real Estate Investment Corp.	10,590	140,423

The accompanying notes are an integral part of the financial statements.	84

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
National Health Investors, Inc.	4,819	$376,027
National Retail Properties, Inc.	42,972	2,238,841
National Storage Affiliates Trust	6,773	191,811
New Senior Investment Group, Inc.	9,847	50,811
NexPoint Residential Trust, Inc.	2,199	79,032
Nippon Building Fund, Inc.	146	950,661
Nippon Prologis REIT, Inc.	183	389,215
Nomura Real Estate Master Fund, Inc.	422	578,111
NorthStar Realty Europe Corp.	5,488	98,455
Office Properties Income Trust	5,829	177,843
Omega Healthcare Investors, Inc.	54,194	1,945,565
One Liberty Properties, Inc.	1,938	55,853
Pebblebrook Hotel Trust	50,869	1,628,317
Pennsylvania Real Estate Investment Trust	8,834	54,329
Physicians Realty Trust	21,842	394,685
Piedmont Office Realty Trust, Inc., Class A	15,116	309,425
PotlatchDeltic Corp.	26,306	946,753
Preferred Apartment Communities, Inc., Class A	5,040	76,810
Prologis, Inc.	89,844	6,294,471
PS Business Parks, Inc.	2,313	340,404
Public Storage	21,401	4,526,097
QTS Realty Trust, Inc., Class A	6,131	255,847
Rayonier, Inc.	34,960	1,030,271
Realty Income Corp.	42,118	2,912,881
Redefine Properties, Ltd.	1,230,664	846,171
Regency Centers Corp.	24,182	1,577,876
Resilient REIT, Ltd.	62,347	271,132
Retail Opportunity Investments Corp.	13,635	234,113
Rexford Industrial Realty, Inc.	11,003	377,183
RioCan Real Estate Investment Trust	26,561	507,423
RLJ Lodging Trust	20,889	387,909
RPT Realty	9,489	120,321
Ryman Hospitality Properties, Inc.	5,339	432,406
Sabra Health Care REIT, Inc.	69,572	1,260,645
Safehold, Inc.	1,070	20,491
Saul Centers, Inc.	1,452	82,285
SBA Communications Corp. (B)	16,172	2,920,016
Scentre Group	1,061,564	2,919,749
Segro PLC	172,182	1,510,086
Senior Housing Properties Trust	64,194	831,312
Seritage Growth Properties, Class A	3,918	172,980
Simon Property Group, Inc.	44,141	7,996,584
SL Green Realty Corp.	12,170	1,104,062
SmartCentres Real Estate Investment Trust	12,762	327,402
Spirit MTA REIT	5,573	40,962
STAG Industrial, Inc.	11,686	323,468
Stockland	487,217	1,211,734
Summit Hotel Properties, Inc.	12,768	145,428
Sunstone Hotel Investors, Inc.	27,239	409,947
Suntec Real Estate Investment Trust	325,400	463,451
Tanger Factory Outlet Centers, Inc.	36,329	784,343
Taubman Centers, Inc.	16,489	880,183
Terreno Realty Corp.	6,928	283,355
The British Land Company PLC	148,560	1,188,993
The GEO Group, Inc.	47,388	1,076,655
The GPT Group	358,059	1,486,973
The Macerich Company	15,098	658,273
Tier REIT, Inc.	6,441	156,194
UDR, Inc.	39,325	1,746,817
UMH Properties, Inc.	4,406	60,274
Unibail-Rodamco-Westfield	10,261	1,652,062
Unibail-Rodamco-Westfield, Stapled Shares (B)	7,378	1,191,678
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
United Urban Investment Corp.	310	$480,815
Uniti Group, Inc.	48,330	465,901
Universal Health Realty Income Trust	1,553	115,652
Urban Edge Properties	44,098	856,383
Urstadt Biddle Properties, Inc., Class A	3,690	77,195
Ventas, Inc.	50,874	3,192,344
Vicinity Centres	653,954	1,142,663
Vornado Realty Trust	24,712	1,663,365
Washington Prime Group, Inc.	23,125	133,663
Washington Real Estate Investment Trust	9,644	255,470
Weingarten Realty Investors	32,226	928,431
Welltower, Inc.	53,610	3,983,759
Weyerhaeuser Company	106,922	2,661,289
Whitestone REIT	4,830	62,838
Xenia Hotels & Resorts, Inc.	13,600	265,608
		196,701,594
Real estate management and development – 1.0%
Aeon Mall Company, Ltd.	11,100	180,990
Agile Group Holdings, Ltd.	258,400	322,900
Altisource Portfolio Solutions SA (B)(C)	1,266	31,739
Aroundtown SA	115,407	969,063
Ayala Land, Inc.	1,517,300	1,290,586
Azrieli Group, Ltd.	6,656	372,412
BR Malls Participacoes SA	131,619	469,198
Bumi Serpong Damai Tbk PT (B)	1,072,200	102,966
CapitaLand, Ltd.	401,700	1,014,728
CBRE Group, Inc., Class A (B)	45,243	2,251,292
Central Pattana PCL	400	958
Central Pattana PCL, Foreign Quota Shares	187,600	449,509
China Evergrande Group (C)	427,335	1,318,462
China Jinmao Holdings Group, Ltd.	854,300	414,570
China Overseas Land & Investment, Ltd.	628,997	2,317,312
China Resources Land, Ltd.	454,705	1,696,313
China Vanke Company, Ltd., H Shares	204,900	777,051
CIFI Holdings Group Company, Ltd.	576,000	375,256
City Developments, Ltd.	65,000	427,948
CK Asset Holdings, Ltd.	568,698	4,718,514
Consolidated-Tomoka Land Company	501	29,609
Country Garden Holdings Company, Ltd.	1,246,767	1,640,106
Cushman & Wakefield PLC (B)	5,719	104,829
Daito Trust Construction Company, Ltd.	8,000	1,108,690
Daiwa House Industry Company, Ltd.	63,300	1,960,406
Dalian Wanda Commercial Properties Company, Ltd., H Shares (A)(B)	37,400	251,565
Deutsche Wohnen SE	53,270	2,479,042
First Capital Realty, Inc.	31,025	505,001
Forestar Group, Inc. (B)	1,500	25,455
FRP Holdings, Inc. (B)	894	45,818
Future Land Development Holdings, Ltd.	292,000	251,159
Greentown China Holdings, Ltd.	146,000	124,115
Guangzhou R&F Properties Company, Ltd., H Shares	159,500	298,225
Hang Lung Group, Ltd.	195,000	612,763
Hang Lung Properties, Ltd.	443,000	1,045,938
Henderson Land Development Company, Ltd.	289,706	1,638,015
HFF, Inc., Class A	4,567	206,428
Highwealth Construction Corp.	21,687	33,557
Hongkong Land Holdings, Ltd.	256,600	1,840,477
Hulic Company, Ltd.	32,500	299,281
Hysan Development Company, Ltd.	136,557	721,120
IOI Properties Group BHD	50,233	19,857
Jiayuan International Group, Ltd. (C)	160,000	77,814
Jones Lang LaSalle, Inc.	12,304	2,031,636
Kaisa Group Holdings, Ltd. (B)	353,000	125,814

The accompanying notes are an integral part of the financial statements.	85

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
Kennedy-Wilson Holdings, Inc.	15,133	$314,464
Kerry Properties, Ltd.	143,768	600,634
KWG Group Holdings, Ltd. (B)	210,500	197,965
Land & Houses PCL	16,100	5,364
Land & Houses PCL Foreign Quota Shares	435,000	144,918
Lendlease Group	115,180	1,052,752
Logan Property Holdings Company, Ltd.	226,000	321,180
Longfor Group Holdings, Ltd.	242,900	720,046
Marcus & Millichap, Inc. (B)	2,288	88,363
Megaworld Corp.	2,293,800	229,064
Mitsubishi Estate Company, Ltd.	131,700	2,262,380
Mitsui Fudosan Company, Ltd.	99,404	2,358,942
Multiplan Empreendimentos Imobiliarios SA	43,901	294,181
NEPI Rockcastle PLC	85,244	715,286
New World Development Company, Ltd.	1,343,257	2,144,598
Newmark Group, Inc., Class A	18,275	169,227
Nomura Real Estate Holdings, Inc.	13,800	261,530
Pakuwon Jati Tbk PT	2,294,600	101,103
RE/MAX Holdings, Inc., Class A	2,181	85,561
Realogy Holdings Corp. (C)	31,905	433,908
Redfin Corp. (B)(C)	9,643	192,571
Robinsons Land Corp.	421,700	190,886
Ruentex Development Company, Ltd.	22,080	34,719
Shanghai Lujiazui Finance & Trade Zone Development Company, Ltd., B Shares	143,026	202,079
Shenzhen Investment, Ltd.	534,000	199,246
Shimao Property Holdings, Ltd.	191,700	452,741
Shui On Land, Ltd.	587,000	146,606
Sime Darby Property BHD	83,200	21,442
Sino Land Company, Ltd.	723,075	1,346,155
Sino-Ocean Group Holding, Ltd.	504,058	235,714
SM Prime Holdings, Inc.	2,081,800	1,542,029
SOHO China, Ltd. (B)	337,600	144,191
SP Setia BHD Group	40,500	22,781
Sumitomo Realty & Development Company, Ltd.	39,583	1,481,597
Sun Hung Kai Properties, Ltd.	350,000	5,802,913
Sunac China Holdings, Ltd.	396,600	1,656,384
Swire Pacific, Ltd., Class A	109,000	1,296,716
Swire Properties, Ltd.	257,000	1,031,642
Swiss Prime Site AG (B)	14,729	1,241,617
Tejon Ranch Company (B)	2,653	49,054
The RMR Group, Inc., Class A	875	62,606
The St. Joe Company (B)	4,330	67,288
The Wharf Holdings, Ltd.	268,125	838,748
Tokyu Fudosan Holdings Corp.	67,500	373,592
UOL Group, Ltd.	80,200	392,796
Vonovia SE	73,761	3,570,137
Wharf Real Estate Investment Company, Ltd.	266,125	1,868,520
Wheelock & Company, Ltd.	181,000	1,226,537
Yuexiu Property Company, Ltd.	1,102,000	253,987
Yuzhou Properties Company, Ltd.	273,000	133,266
		75,558,513
		272,260,107
Utilities – 2.5%
Electric utilities – 1.3%
ALLETE, Inc.	20,015	1,622,216
Alliant Energy Corp.	18,760	860,521
American Electric Power Company, Inc.	39,210	3,181,892
AusNet Services	352,446	434,333
Centrais Eletricas Brasileiras SA (B)	35,800	352,458
CEZ AS	17,882	433,230
Chubu Electric Power Company, Inc.	67,500	1,063,136
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
CK Infrastructure Holdings, Ltd.	145,000	$1,208,329
CLP Holdings, Ltd.	359,500	4,259,764
Duke Energy Corp.	56,684	5,082,287
Edison International	25,907	1,551,570
EDP - Energias de Portugal SA	399,245	1,463,831
El Paso Electric Company	4,864	261,683
Electricite de France SA	76,657	1,112,932
Emera, Inc.	10,101	359,382
Endesa SA	49,604	1,249,528
Enel Americas SA	6,346,429	1,102,939
Enel Chile SA	6,259,087	656,535
Enel SpA	789,090	4,771,737
Entergy Corp.	14,404	1,344,325
Equatorial Energia SA	26,878	587,700
Evergy, Inc.	20,949	1,171,259
Eversource Energy	25,197	1,759,003
Exelon Corp.	76,891	3,736,134
FirstEnergy Corp.	38,635	1,574,376
Fortis, Inc.	65,209	2,351,280
Fortum OYJ	65,697	1,458,854
Hawaiian Electric Industries, Inc.	29,400	1,125,432
HK Electric Investments & HK Electric Investments, Ltd.	565,000	588,869
Hydro One, Ltd. (A)	52,542	824,494
Iberdrola SA	973,754	8,146,855
IDACorp, Inc.	19,614	1,930,214
Interconexion Electrica SA ESP	72,449	328,683
Korea Electric Power Corp.	13,526	418,114
Kyushu Electric Power Company, Inc.	41,600	495,059
Manila Electric Company	45,940	326,498
MGE Energy, Inc.	4,260	272,299
NextEra Energy, Inc.	38,004	7,134,111
OGE Energy Corp.	53,933	2,293,231
Orsted A/S (A)	29,927	2,172,221
Otter Tail Corp.	4,754	239,031
PGE Polska Grupa Energetyczna SA (B)	112,760	345,985
Pinnacle West Capital Corp.	8,912	835,411
PNM Resources, Inc.	31,030	1,355,390
Portland General Electric Company	10,583	530,632
Power Assets Holdings, Ltd.	303,500	2,106,196
PPL Corp.	57,266	1,842,247
Red Electrica Corp. SA	67,226	1,452,424
SSE PLC	163,212	2,568,428
Tenaga Nasional BHD	80,336	265,413
Terna Rete Elettrica Nazionale SpA	132,259	822,813
The Chugoku Electric Power Company, Inc.	29,900	388,576
The Kansai Electric Power Company, Inc.	78,400	1,173,919
The Southern Company	81,811	4,065,189
Tohoku Electric Power Company, Inc.	47,100	618,292
Tokyo Electric Power Company Holdings, Inc. (B)	161,600	1,008,168
Verbund AG	11,017	529,650
Xcel Energy, Inc.	40,872	2,242,238
		93,457,316
Gas utilities – 0.4%
AltaGas, Ltd. (C)	40,897	549,458
APA Group	234,963	1,668,949
Beijing Enterprises Holdings, Ltd.	82,714	485,467
Chesapeake Utilities Corp.	1,887	169,849
China Gas Holdings, Ltd.	290,400	954,478
China Resources Gas Group, Ltd.	144,700	628,744
ENN Energy Holdings, Ltd.	128,800	1,329,170
Hong Kong & China Gas Company, Ltd.	2,020,990	4,678,080

The accompanying notes are an integral part of the financial statements.	86

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Gas utilities (continued)
Infraestructura Energetica Nova SAB de CV	154,735	$594,740
Korea Gas Corp.	1,476	65,692
National Fuel Gas Company	23,213	1,397,190
Naturgy Energy Group SA	54,721	1,485,116
New Jersey Resources Corp.	34,214	1,655,958
Northwest Natural Holding Company	3,448	221,431
ONE Gas, Inc.	20,360	1,760,122
Osaka Gas Company, Ltd.	41,500	851,678
Perusahaan Gas Negara Persero Tbk PT	1,483,569	267,586
Petronas Gas BHD	17,699	78,671
RGC Resources, Inc.	1,068	29,434
South Jersey Industries, Inc.	10,339	299,314
Southwest Gas Holdings, Inc.	20,150	1,651,091
Spire, Inc.	19,675	1,560,621
Toho Gas Company, Ltd.	8,045	366,387
Tokyo Gas Company, Ltd.	42,500	1,171,595
Towngas China Company, Ltd. (B)	159,000	126,731
UGI Corp.	46,943	2,577,171
		26,624,723
Independent power and renewable electricity producers – 0.1%
Aboitiz Power Corp.	304,300	204,907
AES Corp.	52,661	907,349
Atlantic Power Corp. (B)	15,351	41,294
CGN Power Company, Ltd., H Shares (A)	1,721,200	453,657
China Longyuan Power Group Corp., Ltd., H Shares	519,500	387,847
China Power International Development, Ltd.	719,000	181,217
China Resources Power Holdings Company, Ltd.	313,132	593,104
Clearway Energy, Inc., Class A	4,507	66,523
Clearway Energy, Inc., Class C	8,731	130,878
Colbun SA	1,751,034	404,538
Datang International Power Generation Company, Ltd., H Shares	498,000	138,343
Electric Power Development Company, Ltd.	16,300	407,914
Electricity Generating PCL	1,000	8,472
Electricity Generating PCL, Foreign Quota Shares	19,900	168,596
Engie Brasil Energia SA	32,683	358,141
Glow Energy PCL	900	2,599
Glow Energy PCL, Foreign Quota Shares	73,200	211,365
Gulf Energy Development PCL	5,100	14,647
Gulf Energy Development PCL, Foreign Quota Shares	60,700	174,217
Huadian Power International Corp., Ltd., H Shares	264,000	115,692
Huaneng Power International, Inc., H Shares	688,464	424,068
Huaneng Renewables Corp., Ltd., H Shares	784,400	238,846
Meridian Energy, Ltd.	126,396	317,479
NRG Energy, Inc.	23,054	960,891
Ormat Technologies, Inc.	4,833	269,826
Pattern Energy Group, Inc., Class A	9,924	207,015
TerraForm Power, Inc., Class A	8,848	110,688
Uniper SE	30,145	877,854
		8,377,967
Multi-utilities – 0.6%
AGL Energy, Ltd.	131,078	1,974,033
Ameren Corp.	19,425	1,383,837
Atco, Ltd., Class I	12,710	427,772
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multi-utilities (continued)
Avista Corp.	7,848	$317,138
Black Hills Corp.	20,958	1,487,599
Canadian Utilities, Ltd., Class A	21,140	562,095
CenterPoint Energy, Inc.	39,854	1,201,200
Centrica PLC	907,906	1,501,423
CMS Energy Corp.	22,529	1,225,578
Consolidated Edison, Inc.	24,767	2,042,039
Dominion Energy, Inc.	60,764	4,502,005
DTE Energy Company	14,466	1,787,419
E.ON SE	331,392	3,644,893
Engie SA	232,615	3,504,526
Innogy SE (A)	20,644	954,090
MDU Resources Group, Inc.	52,930	1,398,411
National Grid PLC	547,119	6,165,744
NiSource, Inc.	28,887	779,371
NorthWestern Corp.	19,581	1,342,082
Public Service Enterprise Group, Inc.	40,191	2,363,633
RWE AG	77,995	1,902,901
Sempra Energy	21,760	2,620,774
Suez	46,868	599,204
Unitil Corp.	1,785	98,014
Veolia Environnement SA	67,766	1,486,891
WEC Energy Group, Inc.	25,089	1,913,789
YTL Corp. BHD	86,897	22,616
		47,209,077
Water utilities – 0.1%
Aguas Andinas SA, Class A	568,035	332,803
American States Water Company	4,316	306,997
American Water Works Company, Inc.	14,360	1,459,263
Aqua America, Inc.	48,049	1,726,881
AquaVenture Holdings, Ltd. (B)	1,520	33,622
Artesian Resources Corp., Class A	1,138	44,655
Beijing Enterprises Water Group, Ltd. (B)	924,800	553,672
Cadiz, Inc. (B)(C)	3,168	31,141
California Water Service Group	5,753	299,271
Cia de Saneamento Basico do Estado de Sao Paulo	54,898	575,120
Connecticut Water Service, Inc.	1,424	95,522
Consolidated Water Company, Ltd.	2,396	31,651
Guangdong Investment, Ltd.	477,280	914,900
Middlesex Water Company	1,942	114,326
Pure Cycle Corp. (B)	2,572	26,080
Severn Trent PLC	37,839	1,013,559
SJW Group	2,061	126,071
The York Water Company	1,731	63,095
United Utilities Group PLC	109,011	1,214,780
		8,963,409
		184,632,492
TOTAL COMMON STOCKS (Cost $6,682,273,106)		$7,005,594,688
PREFERRED SECURITIES – 0.5%
Communication services – 0.0%
Diversified telecommunication services – 0.0%
Telefonica Brasil SA	71,954	896,324
Media – 0.0%
GCI Liberty, Inc., 7.000% (C)	974	23,853
		920,177
Consumer discretionary – 0.1%
Automobiles – 0.1%
Bayerische Motoren Werke AG	8,431	623,397
Hyundai Motor Company	1,304	85,371
Hyundai Motor Company, 2nd Preferred	1,998	142,701
Porsche Automobil Holding SE	23,171	1,540,769

The accompanying notes are an integral part of the financial statements.	87

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Automobiles (continued)
Volkswagen AG	27,956	$4,793,562
		7,185,800
Multiline retail – 0.0%
Lojas Americanas SA	117,726	624,023
		7,809,823
Consumer staples – 0.1%
Beverages – 0.0%
Embotelladora Andina SA, B Shares	76,608	286,686
Food and staples retailing – 0.0%
Cia Brasileira de Distribuicao	25,400	629,632
Household products – 0.1%
Henkel AG & Company KGaA	26,860	2,684,113
Personal products – 0.0%
Amorepacific Corp.	504	49,942
LG Household & Health Care, Ltd.	111	73,883
		123,825
		3,724,256
Energy – 0.1%
Oil, gas and consumable fuels – 0.1%
Petroleo Brasileiro SA	629,533	4,535,272
Financials – 0.2%
Banks – 0.2%
Banco Bradesco SA	538,339	6,201,544
Bancolombia SA	73,325	883,279
Grupo Aval Acciones y Valores SA	639,551	243,866
Itau Unibanco Holding SA	777,167	7,289,271
Itausa - Investimentos Itau SA	708,859	2,334,461
		16,952,421
Diversified financial services – 0.0%
Grupo de Inversiones Suramericana SA	18,906	202,711
		17,155,132
Health care – 0.0%
Health care equipment and supplies – 0.0%
Sartorius AG	5,346	847,406
Industrials – 0.0%
Industrial conglomerates – 0.0%
CJ Corp. (B)(D)	289	9,422
Information technology – 0.0%
Technology hardware, storage and peripherals – 0.0%
Samsung Electronics Company, Ltd.	45,039	1,439,972
Materials – 0.0%
Chemicals – 0.0%
Braskem SA, A Shares	27,683	400,931
FUCHS PETROLUB SE	10,383	463,601
LG Chem, Ltd.	427	83,456
Sociedad Quimica y Minera de Chile SA, B Shares	26,465	1,099,998
		2,047,986
Metals and mining – 0.0%
Gerdau SA	165,383	666,613
		2,714,599
Utilities – 0.0%
Electric utilities – 0.0%
Centrais Eletricas Brasileiras SA, B Shares (B)	35,279	366,019
Cia Energetica de Minas Gerais	139,548	534,987
		901,006
TOTAL PREFERRED SECURITIES (Cost $38,647,310)		$40,057,065
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
EXCHANGE-TRADED FUNDS – 1.0%
iShares MSCI India ETF	1,763,924	$57,662,676
iShares MSCI Russia ETF	204,794	6,983,475
KraneShares Bosera MSCI China A ETF	228,513	6,965,076
VanEck Vectors Russia ETF (C)	242,764	4,957,241
TOTAL EXCHANGE-TRADED FUNDS (Cost $76,881,232)		$76,568,468
RIGHTS – 0.0%
Pan American Silver Corp. (Expiration Date: 2-22-29) (B)(D)(E)	37,553	9,681
TOTAL RIGHTS (Cost $11,142)		$9,681
WARRANTS – 0.0%
BTS Group Holdings PCL (B)(E)	56,833	1,299
TOTAL WARRANTS (Cost $0)		$1,299
SECURITIES LENDING COLLATERAL – 1.3%
John Hancock Collateral Trust, 2.5250% (F)(G)	9,338,263	93,448,931
TOTAL SECURITIES LENDING COLLATERAL (Cost $93,430,639)		$93,448,931
SHORT-TERM INVESTMENTS – 2.0%
U.S. Government Agency – 1.6%
Federal Home Loan Bank Discount Note
2.390%, 04/04/2019 *	$4,000,000	3,990,896
2.390%, 04/10/2019 *	70,000,000	69,812,540
2.395%, 03/14/2019 *	5,000,000	4,995,705
2.400%, 03/18/2019 *	5,000,000	4,994,380
2.400%, 04/01/2019 *	23,000,000	22,952,275
2.410%, 04/18/2019 *	10,000,000	9,967,870
		116,713,666
Repurchase agreement – 0.4%
Repurchase Agreement with State Street Corp. dated 2-28-19 at 1.300% to be repurchased at $27,248,984 on 3-1-19, collateralized by $27,800,000 U.S. Treasury Notes, 2.500% due 2-28-21 (valued at $27,800,000, including interest)	27,248,000	27,248,000
TOTAL SHORT-TERM INVESTMENTS (Cost $143,962,870)		$143,961,666
Total Investments (Strategic Equity Allocation Fund) (Cost $7,035,206,299) – 101.0%		$7,359,641,798
Other assets and liabilities, net – (1.0%)		(73,790,985)
TOTAL NET ASSETS – 100.0%		$7,285,850,813
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 2-28-19.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 2-28-19.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.	88

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Canadian Dollar Currency Futures	86	Long	Mar 2019	$6,514,688	$6,547,180	$32,492
MSCI EAFE Index Futures	712	Long	Mar 2019	64,393,654	66,536,400	2,142,746
MSCI Emerging Markets Index Futures	408	Long	Mar 2019	21,038,514	21,352,680	314,166
Russell 2000 E-Mini Index Futures	64	Long	Mar 2019	4,945,914	5,041,600	95,686
S&P 500 Index E-Mini Futures	332	Long	Mar 2019	41,601,986	46,226,020	4,624,034
S&P Mid 400 Index E-Mini Futures	55	Long	Mar 2019	10,250,906	10,509,400	258,494
S&P/TSX 60 Index Futures	47	Long	Mar 2019	6,538,990	6,803,116	264,126
						$7,731,744

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
TRY	357,530	USD	66,975	Citibank N.A.	3/4/2019	—	($116)
USD	1,388,511	CAD	1,828,841	Citibank N.A.	3/4/2019	—	(1,334)
USD	139,766,325	JPY	15,500,057,507	Citibank N.A.	3/4/2019	$708,706	—
USD	560,619	ZAR	7,885,156	Citibank N.A.	3/5/2019	1,203	—
						$709,909	($1,450)
Derivatives Currency Abbreviations
CAD	Canadian Dollar
JPY	Japanese Yen
TRY	Turkish Lira
USD	U.S. Dollar
ZAR	South African Rand

OTC is an abbreviation for over-the-counter. See Notes to financial statements regarding investment transactions and other derivatives information.
U.S. Strategic Equity Allocation Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 99.2%
Communication services – 10.4%
Diversified telecommunication services – 1.7%
AT&T, Inc.	396,900	$12,351,528
ATN International, Inc.	450	25,259
CenturyLink, Inc.	51,892	684,455
Cincinnati Bell, Inc. (A)	2,119	20,554
Cogent Communications Holdings, Inc.	1,799	87,629
Consolidated Communications Holdings, Inc.	3,095	30,733
Frontier Communications Corp. (A)(B)	4,989	15,216
Intelsat SA (A)	2,428	58,466
Iridium Communications, Inc. (A)	4,193	89,269
Ooma, Inc. (A)	899	14,663
ORBCOMM, Inc. (A)	3,337	23,526
pdvWireless, Inc. (A)	435	17,087
Verizon Communications, Inc.	225,335	12,826,068
Vonage Holdings Corp. (A)	9,651	99,212
Windstream Holdings, Inc. (A)	1,894	758
		26,344,423
Entertainment – 2.2%
Activision Blizzard, Inc.	51,584	2,173,750
AMC Entertainment Holdings, Inc., Class A (B)	2,264	31,764
Cinemark Holdings, Inc.	10,393	391,089
Electronic Arts, Inc. (A)	20,424	1,956,211
Eros International PLC (A)(B)	1,586	15,241
Glu Mobile, Inc. (A)	4,864	43,679
U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment (continued)
IMAX Corp. (A)	2,325	$53,266
Liberty Media Corp.-Liberty Braves, Class A (A)	466	12,936
Liberty Media Corp.-Liberty Braves, Class C (A)	1,549	43,124
Live Nation Entertainment, Inc. (A)	13,521	764,748
LiveXLive Media, Inc. (A)(B)	1,458	8,675
Netflix, Inc. (A)	29,482	10,557,504
Reading International, Inc., Class A (A)	814	13,114
Rosetta Stone, Inc. (A)	912	14,692
SFX Entertainment, Inc. (A)(C)	1,600	0
Take-Two Interactive Software, Inc. (A)	7,696	671,553
The Marcus Corp.	842	35,692
The Walt Disney Company	100,641	11,356,330
Twenty-First Century Fox, Inc., Class A	71,404	3,600,904
Twenty-First Century Fox, Inc., Class B	32,983	1,654,427
Viacom, Inc., Class B	23,883	697,861
World Wrestling Entertainment, Inc., Class A	6,117	511,993
		34,608,553
Interactive media and services – 4.9%
Alphabet, Inc., Class A (A)	20,213	22,770,955
Alphabet, Inc., Class C (A)	20,799	23,293,216
Care.com, Inc. (A)	868	21,865
Cargurus, Inc. (A)	2,188	93,493
Cars.com, Inc. (A)	9,184	216,191

The accompanying notes are an integral part of the financial statements.	89

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Interactive media and services (continued)
Facebook, Inc., Class A (A)	162,424	$26,223,355
Liberty TripAdvisor Holdings, Inc., Class A (A)	3,178	47,956
QuinStreet, Inc. (A)	1,948	26,084
The Meet Group, Inc. (A)	3,079	18,474
TripAdvisor, Inc. (A)	6,979	371,073
TrueCar, Inc. (A)	4,107	29,735
Twitter, Inc. (A)	48,883	1,504,619
Yelp, Inc. (A)	11,012	410,307
		75,027,323
Media – 1.6%
AMC Networks, Inc., Class A (A)	4,404	289,387
Boston Omaha Corp. (A)	217	5,421
Cable One, Inc.	485	460,260
CBS Corp., Class B	22,760	1,142,780
Central European Media Enterprises, Ltd., Class A (A)	4,260	14,953
Charter Communications, Inc., Class A (A)	11,916	4,109,948
Clear Channel Outdoor Holdings, Inc., Class A (A)	1,809	9,913
Comcast Corp., Class A	306,934	11,869,138
Daily Journal Corp. (A)(B)	55	12,374
Discovery, Inc., Series A (A)(B)	10,608	306,571
Discovery, Inc., Series C (A)	24,337	663,183
DISH Network Corp., Class A (A)	15,622	507,871
Emerald Expositions Events, Inc.	1,110	13,964
Entercom Communications Corp., Class A	5,695	35,081
Entravision Communications Corp., Class A	3,019	11,925
Fluent, Inc. (A)	1,490	7,614
Gannett Company, Inc.	4,963	58,266
Gray Television, Inc. (A)	3,508	76,860
Hemisphere Media Group, Inc. (A)	889	12,357
John Wiley & Sons, Inc., Class A	4,422	229,458
Liberty Latin America, Ltd., Class A (A)	2,033	39,887
Liberty Latin America, Ltd., Class C (A)	4,830	93,654
Loral Space & Communications, Inc. (A)	570	23,319
MDC Partners, Inc., Class A (A)	2,719	9,027
Media General, Inc. (A)(C)	7,175	689
Meredith Corp. (B)	5,612	321,399
MSG Networks, Inc., Class A (A)	2,580	62,281
National CineMedia, Inc.	3,426	26,517
New Media Investment Group, Inc.	2,677	35,658
News Corp., Class A	26,614	346,514
News Corp., Class B	8,134	108,264
Nexstar Media Group, Inc., Class A	1,951	190,671
Omnicom Group, Inc.	15,154	1,147,158
Scholastic Corp.	1,237	52,337
Sinclair Broadcast Group, Inc., Class A	2,949	106,459
TechTarget, Inc. (A)	912	15,121
TEGNA, Inc.	30,505	401,751
The EW Scripps Company, Class A	2,030	42,935
The Interpublic Group of Companies, Inc.	26,017	599,172
The New York Times Company, Class A	19,501	640,608
Tribune Publishing Company (A)	863	10,408
WideOpenWest, Inc. (A)	1,432	11,771
		24,122,924
Wireless telecommunication services – 0.0%
Boingo Wireless, Inc. (A)	1,809	40,467
Gogo, Inc. (A)(B)	2,743	12,590
NII Holdings, Inc. (A)	3,962	15,412
Shenandoah Telecommunications Company	2,032	90,302
Spok Holdings, Inc.	935	12,912
U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Wireless telecommunication services (continued)
Telephone & Data Systems, Inc.	9,088	$291,270
		462,953
		160,566,176
Consumer discretionary – 10.8%
Auto components – 0.3%
Adient PLC	8,493	165,104
American Axle & Manufacturing Holdings, Inc. (A)	4,857	78,198
Aptiv PLC	17,133	1,423,924
BorgWarner, Inc.	13,561	550,712
Cooper Tire & Rubber Company	2,193	70,088
Cooper-Standard Holdings, Inc. (A)	778	46,766
Dana, Inc.	20,548	405,823
Delphi Technologies PLC	8,652	188,700
Dorman Products, Inc. (A)	1,164	94,168
Fox Factory Holding Corp. (A)	1,579	100,077
Gentex Corp.	25,627	521,253
Gentherm, Inc. (A)	1,505	61,705
LCI Industries	1,069	87,102
Modine Manufacturing Company (A)	2,221	33,382
Motorcar Parts of America, Inc. (A)	874	18,083
Standard Motor Products, Inc.	912	44,962
Stoneridge, Inc. (A)	1,188	35,129
Superior Industries International, Inc.	1,182	7,317
Tenneco, Inc., Class A	2,229	77,123
The Goodyear Tire & Rubber Company	38,187	755,339
Tower International, Inc.	879	22,546
Visteon Corp. (A)	2,826	242,075
		5,029,576
Automobiles – 0.4%
Ford Motor Company	254,139	2,228,799
General Motors Company	85,376	3,370,644
Harley-Davidson, Inc.	10,679	396,404
Thor Industries, Inc.	4,905	316,716
Winnebago Industries, Inc.	1,367	44,605
		6,357,168
Distributors – 0.2%
Core-Mark Holding Company, Inc.	2,008	63,272
Funko, Inc., Class A (A)	485	9,647
Genuine Parts Company	10,497	1,141,864
LKQ Corp. (A)	22,741	629,926
Pool Corp.	3,936	627,949
Weyco Group, Inc.	295	8,944
		2,481,602
Diversified consumer services – 0.2%
Adtalem Global Education, Inc. (A)	8,283	399,241
American Public Education, Inc. (A)	719	23,231
Career Education Corp. (A)	3,011	50,043
Carriage Services, Inc.	813	17,081
Chegg, Inc. (A)	4,721	187,093
Graham Holdings Company, Class B	424	289,893
H&R Block, Inc.	12,270	296,321
Houghton Mifflin Harcourt Company (A)	4,560	36,070
K12, Inc. (A)	1,623	52,001
Laureate Education, Inc., Class A (A)	4,125	63,071
Regis Corp. (A)	1,491	26,972
Service Corp. International	17,691	731,346
Sotheby's (A)	4,754	208,558
Strategic Education, Inc.	912	119,271
Weight Watchers International, Inc. (A)	5,483	110,921
		2,611,113
Hotels, restaurants and leisure – 2.3%
BBX Capital Corp.	3,032	18,556

The accompanying notes are an integral part of the financial statements.	90

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Belmond, Ltd., Class A (A)	3,893	$96,741
Biglari Holdings, Inc., Class B (A)	66	8,845
BJ's Restaurants, Inc.	902	43,152
Bloomin' Brands, Inc.	3,623	74,924
Boyd Gaming Corp.	11,512	342,597
Brinker International, Inc. (B)	5,455	249,675
Caesars Entertainment Corp. (A)(B)	56,965	491,038
Carnival Corp.	24,179	1,396,579
Carrols Restaurant Group, Inc. (A)	1,587	16,965
Century Casinos, Inc. (A)	1,497	12,620
Chipotle Mexican Grill, Inc. (A)	1,464	889,424
Churchill Downs, Inc.	5,045	473,221
Chuy's Holdings, Inc. (A)	756	16,912
Cracker Barrel Old Country Store, Inc.	3,178	514,804
Darden Restaurants, Inc.	7,538	845,085
Dave & Buster's Entertainment, Inc.	1,733	88,955
Del Frisco's Restaurant Group, Inc. (A)	1,599	13,544
Del Taco Restaurants, Inc. (A)	1,415	14,631
Denny's Corp. (A)	2,686	46,898
Dine Brands Global, Inc.	721	71,523
Domino's Pizza, Inc.	4,067	1,020,573
Drive Shack, Inc. (A)	2,999	13,226
Dunkin' Brands Group, Inc.	8,075	576,959
El Pollo Loco Holdings, Inc. (A)	963	14,570
Eldorado Resorts, Inc. (A)	9,233	445,123
Fiesta Restaurant Group, Inc. (A)	1,106	16,667
Golden Entertainment, Inc. (A)	839	15,287
Hilton Worldwide Holdings, Inc.	17,927	1,489,734
International Speedway Corp., Class A	3,449	149,169
J Alexander's Holdings, Inc. (A)	680	6,208
Jack in the Box, Inc.	3,698	297,837
Lindblad Expeditions Holdings, Inc. (A)	981	13,332
Marriott International, Inc., Class A	17,053	2,136,229
Marriott Vacations Worldwide Corp.	5,706	555,422
McDonald's Corp.	46,457	8,540,655
MGM Resorts International	30,406	813,361
Monarch Casino & Resort, Inc. (A)	549	24,074
Nathan's Famous, Inc.	136	9,667
Norwegian Cruise Line Holdings, Ltd. (A)	13,194	732,663
Papa John's International, Inc. (B)	3,167	138,430
Penn National Gaming, Inc. (A)	15,394	382,541
Planet Fitness, Inc., Class A (A)	3,838	225,598
PlayAGS, Inc. (A)	983	23,386
Potbelly Corp. (A)	1,095	9,220
RCI Hospitality Holdings, Inc.	453	10,596
Red Robin Gourmet Burgers, Inc. (A)	577	17,547
Red Rock Resorts, Inc., Class A	3,078	86,553
Royal Caribbean Cruises, Ltd.	10,360	1,227,453
Ruth's Hospitality Group, Inc.	1,270	32,283
Scientific Games Corp. (A)	7,831	227,569
SeaWorld Entertainment, Inc. (A)	2,383	65,032
Shake Shack, Inc., Class A (A)	1,079	59,496
Six Flags Entertainment Corp.	7,015	390,806
Speedway Motorsports, Inc.	579	10,225
Starbucks Corp.	74,761	5,252,708
Texas Roadhouse, Inc.	9,451	598,343
The Cheesecake Factory, Inc.	5,909	279,496
The Habit Restaurants, Inc., Class A (A)	920	10,368
The Wendy's Company	18,287	316,914
Wingstop, Inc.	1,263	84,128
Wyndham Destinations, Inc.	9,528	429,046
Wyndham Hotels & Resorts, Inc.	9,697	509,771
Wynn Resorts, Ltd.	5,853	740,639
Yum! Brands, Inc.	18,820	1,778,490
		35,504,083
U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables – 0.5%
Bassett Furniture Industries, Inc.	537	$10,606
Beazer Homes USA, Inc. (A)	1,431	17,344
Cavco Industries, Inc. (A)	378	52,327
Century Communities, Inc. (A)	1,136	25,935
D.R. Horton, Inc.	17,741	689,947
Ethan Allen Interiors, Inc.	1,060	21,285
Flexsteel Industries, Inc.	417	10,379
Garmin, Ltd.	6,250	524,813
GoPro, Inc., Class A (A)	5,060	29,500
Green Brick Partners, Inc. (A)	1,220	10,870
Hamilton Beach Brands Holding Company, Class A	309	7,499
Hamilton Beach Brands Holding Company, Class B	294	7,135
Helen of Troy, Ltd. (A)	3,733	418,507
Hooker Furniture Corp.	545	17,113
Installed Building Products, Inc. (A)	980	42,748
iRobot Corp. (A)(B)	1,177	147,196
KB Home	12,163	277,438
La-Z-Boy, Inc.	2,035	70,024
Leggett & Platt, Inc.	6,679	303,360
Lennar Corp., A Shares	15,157	727,233
LGI Homes, Inc. (A)	804	47,516
M/I Homes, Inc. (A)	1,179	30,701
MDC Holdings, Inc.	2,103	60,644
Meritage Homes Corp. (A)	1,644	72,089
Mohawk Industries, Inc. (A)	3,267	444,704
Newell Brands, Inc.	22,210	360,468
NVR, Inc. (A)	332	869,840
PulteGroup, Inc.	13,304	359,208
Roku, Inc. (A)(B)	1,897	125,752
Skyline Champion Corp.	1,288	25,580
Sonos, Inc. (A)	776	8,016
Taylor Morrison Home Corp., Class A (A)	5,085	85,275
Tempur Sealy International, Inc. (A)	4,476	260,548
Toll Brothers, Inc.	13,255	471,878
TopBuild Corp. (A)	1,548	92,106
TRI Pointe Group, Inc. (A)	20,071	252,895
Tupperware Brands Corp.	6,898	207,699
Turtle Beach Corp. (A)(B)	375	5,771
Universal Electronics, Inc. (A)	651	21,737
Vuzix Corp. (A)(B)	1,291	4,234
Whirlpool Corp.	3,304	467,549
William Lyon Homes, Class A (A)	1,421	20,107
ZAGG, Inc. (A)	1,263	14,651
		7,720,227
Internet and direct marketing retail – 2.3%
1-800-Flowers.com, Inc., Class A (A)	1,181	21,069
Amazon.com, Inc. (A)	17,579	28,826,572
Booking Holdings, Inc. (A)	1,982	3,363,533
Duluth Holdings, Inc., Class B (A)	360	9,144
eBay, Inc.	38,705	1,437,891
Etsy, Inc. (A)	5,207	371,103
Expedia Group, Inc.	5,067	624,812
Gaia, Inc. (A)	603	6,705
Groupon, Inc. (A)	19,576	64,014
Lands' End, Inc. (A)	461	8,404
Leaf Group, Ltd. (A)	894	7,268
Liberty Expedia Holdings, Inc., Series A (A)	2,381	105,478
Liquidity Services, Inc. (A)	1,264	8,722
Nutrisystem, Inc.	1,284	55,572
Overstock.com, Inc. (A)(B)	1,062	21,038
PetMed Express, Inc. (B)	877	20,215
Quotient Technology, Inc. (A)	3,501	35,115

The accompanying notes are an integral part of the financial statements.	91

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet and direct marketing retail (continued)
Shutterfly, Inc. (A)	1,468	$65,781
Shutterstock, Inc.	831	38,500
Stamps.com, Inc. (A)	766	71,996
		35,162,932
Leisure products – 0.1%
Acushnet Holdings Corp.	1,514	37,714
American Outdoor Brands Corp. (A)	2,360	29,618
Brunswick Corp.	8,480	447,235
Callaway Golf Company	4,104	70,630
Clarus Corp.	1,078	13,130
Hasbro, Inc.	6,025	511,523
Johnson Outdoors, Inc., Class A	221	14,506
Malibu Boats, Inc., Class A (A)	907	41,912
Marine Products Corp.	422	5,976
MasterCraft Boat Holdings, Inc. (A)	834	20,575
Mattel, Inc. (A)(B)	17,647	254,470
Nautilus, Inc. (A)	1,453	9,488
Polaris Industries, Inc.	5,678	483,936
Sturm Ruger & Company, Inc.	720	41,004
Vista Outdoor, Inc. (A)	2,553	22,747
YETI Holdings, Inc. (A)(B)	591	14,178
		2,018,642
Multiline retail – 0.4%
Big Lots, Inc.	5,709	180,005
Dillard's, Inc., Class A (B)	2,311	181,506
Dollar General Corp.	11,924	1,412,517
Dollar Tree, Inc. (A)	10,792	1,039,593
J.C. Penney Company, Inc. (A)(B)	14,274	21,696
Kohl's Corp.	7,589	512,485
Macy's, Inc.	13,795	341,978
Nordstrom, Inc.	5,079	240,135
Ollie's Bargain Outlet Holdings, Inc. (A)	7,206	635,713
Target Corp.	23,665	1,719,026
		6,284,654
Specialty retail – 3.3%
Aaron's, Inc.	9,707	526,993
Abercrombie & Fitch Company, Class A	2,929	64,292
Advance Auto Parts, Inc.	6,029	975,372
American Eagle Outfitters, Inc.	23,484	479,074
America's Car-Mart, Inc. (A)	254	20,726
Asbury Automotive Group, Inc. (A)	832	59,729
Ascena Retail Group, Inc. (A)	7,808	17,334
At Home Group, Inc. (A)	1,976	48,372
AutoNation, Inc. (A)	5,627	198,408
AutoZone, Inc. (A)	2,085	1,957,752
Barnes & Noble Education, Inc. (A)	1,750	12,058
Barnes & Noble, Inc.	2,582	16,267
Bed Bath & Beyond, Inc. (B)	19,381	324,244
Best Buy Company, Inc.	19,365	1,333,087
Boot Barn Holdings, Inc. (A)	1,247	35,540
Caleres, Inc.	1,851	57,566
Camping World Holdings, Inc., Class A (B)	1,505	19,415
CarMax, Inc. (A)	14,440	896,724
Carvana Company (A)(B)	1,418	63,611
Chico's FAS, Inc.	5,556	32,447
Citi Trends, Inc.	581	12,573
Conn's, Inc. (A)	861	20,311
Dick's Sporting Goods, Inc.	7,212	281,701
DSW, Inc., Class A	2,995	88,682
Express, Inc. (A)	3,296	17,139
Five Below, Inc. (A)	7,829	942,220
Foot Locker, Inc.	9,504	565,678
GameStop Corp., Class A (B)	4,401	51,492
U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Genesco, Inc. (A)	862	$41,609
GNC Holdings, Inc., Class A (A)	3,877	11,553
Group 1 Automotive, Inc.	805	50,055
Guess?, Inc.	2,519	56,400
Haverty Furniture Companies, Inc.	829	20,194
Hibbett Sports, Inc. (A)	853	15,815
Hudson, Ltd., Class A (A)	1,739	25,911
Kirkland's, Inc. (A)	795	9,286
L Brands, Inc.	18,894	493,889
Lithia Motors, Inc., Class A	966	87,201
Lowe's Companies, Inc.	66,393	6,977,240
Lumber Liquidators Holdings, Inc. (A)	1,291	15,247
MarineMax, Inc. (A)	931	18,276
Monro, Inc.	1,387	105,842
Murphy USA, Inc. (A)	4,233	329,200
National Vision Holdings, Inc. (A)	2,754	92,534
Office Depot, Inc.	23,856	82,780
O'Reilly Automotive, Inc. (A)	6,624	2,463,863
Party City Holdco, Inc. (A)	2,505	26,077
Rent-A-Center, Inc. (A)	1,921	35,750
RH (A)(B)	869	133,470
Ross Stores, Inc.	30,880	2,928,350
Sally Beauty Holdings, Inc. (A)	16,993	307,064
Shoe Carnival, Inc.	477	18,193
Signet Jewelers, Ltd.	7,360	206,890
Sleep Number Corp. (A)	1,436	62,681
Sonic Automotive, Inc., Class A	1,058	15,902
Sportsman's Warehouse Holdings, Inc. (A)	1,698	10,680
Tailored Brands, Inc.	2,221	28,784
The Buckle, Inc. (B)	1,296	24,870
The Cato Corp., Class A	1,023	16,102
The Children's Place, Inc.	697	66,605
The Gap, Inc.	17,692	449,377
The Home Depot, Inc.	93,393	17,290,780
The Michaels Companies, Inc. (A)	8,788	124,262
The TJX Companies, Inc.	102,345	5,249,275
Tiffany & Company	8,973	852,794
Tile Shop Holdings, Inc.	1,891	12,065
Tilly's, Inc., Class A	969	11,754
Tractor Supply Company	10,095	962,558
Ulta Beauty, Inc. (A)	4,660	1,456,203
Urban Outfitters, Inc. (A)	7,367	227,272
Williams-Sonoma, Inc. (B)	7,836	455,742
Winmark Corp.	112	19,292
Zumiez, Inc. (A)	822	20,303
		51,028,797
Textiles, apparel and luxury goods – 0.8%
Capri Holdings, Ltd. (A)	7,732	352,579
Carter's, Inc.	4,483	436,824
Crocs, Inc. (A)	2,881	73,984
Culp, Inc.	534	9,906
Deckers Outdoor Corp. (A)	4,114	608,666
Fossil Group, Inc. (A)	2,001	31,296
G-III Apparel Group, Ltd. (A)	1,905	67,837
Hanesbrands, Inc.	18,506	344,027
Movado Group, Inc.	699	24,486
NIKE, Inc., Class B	65,929	5,652,093
Oxford Industries, Inc.	723	57,139
PVH Corp.	3,923	450,517
Ralph Lauren Corp.	2,796	349,975
Rocky Brands, Inc.	310	9,285
Skechers U.S.A., Inc., Class A (A)	13,089	440,183
Steven Madden, Ltd.	3,781	124,735
Superior Group of Companies, Inc.	427	7,421
Tapestry, Inc.	15,031	525,183

The accompanying notes are an integral part of the financial statements.	92

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
Under Armour, Inc., Class A (A)(B)	9,713	$219,028
Under Armour, Inc., Class C (A)	9,933	199,455
Unifi, Inc. (A)	715	15,816
Vera Bradley, Inc. (A)	1,148	10,963
VF Corp.	16,864	1,473,239
Wolverine World Wide, Inc.	4,003	143,147
		11,627,784
		165,826,578
Consumer staples – 7.1%
Beverages – 1.5%
Brown-Forman Corp., Class B	9,573	473,768
Coca-Cola Consolidated, Inc.	207	51,307
Constellation Brands, Inc., Class A	9,430	1,595,179
Craft Brew Alliance, Inc. (A)	645	10,997
MGP Ingredients, Inc. (B)	582	47,637
Molson Coors Brewing Company, Class B	10,588	652,856
Monster Beverage Corp. (A)	22,604	1,442,813
National Beverage Corp. (B)	517	35,461
PepsiCo, Inc.	80,147	9,268,199
Primo Water Corp. (A)	1,473	21,609
The Boston Beer Company, Inc., Class A (A)	1,196	373,822
The Coca-Cola Company	217,510	9,861,903
		23,835,551
Food and staples retailing – 1.4%
BJ's Wholesale Club Holdings, Inc. (A)	3,181	80,543
Casey's General Stores, Inc.	3,579	482,234
Costco Wholesale Corp.	25,003	5,469,156
Ingles Markets, Inc., Class A	639	19,886
Natural Grocers by Vitamin Cottage, Inc. (A)	443	6,291
Performance Food Group Company (A)	4,433	170,803
PriceSmart, Inc.	978	63,237
Rite Aid Corp. (A)(B)	46,551	34,448
Smart & Final Stores, Inc. (A)	1,203	7,459
SpartanNash Company	1,584	30,064
Sprouts Farmers Market, Inc. (A)	12,476	290,940
Sysco Corp.	27,286	1,843,169
The Andersons, Inc.	1,188	43,908
The Chefs' Warehouse, Inc. (A)	953	30,506
The Kroger Company	45,524	1,335,219
United Natural Foods, Inc. (A)	2,264	33,983
Village Super Market, Inc., Class A	400	12,260
Walgreens Boots Alliance, Inc.	45,874	3,265,770
Walmart, Inc.	81,226	8,040,562
Weis Markets, Inc.	406	20,426
		21,280,864
Food products – 1.2%
Archer-Daniels-Midland Company	31,846	1,353,455
B&G Foods, Inc. (B)	2,870	70,659
Calavo Growers, Inc. (B)	696	59,250
Cal-Maine Foods, Inc.	1,354	59,711
Campbell Soup Company	11,086	399,318
Conagra Brands, Inc.	27,442	641,320
Darling Ingredients, Inc. (A)	7,132	156,761
Dean Foods Company	4,068	16,313
Farmer Brothers Company (A)	478	11,400
Flowers Foods, Inc.	17,940	367,232
Fresh Del Monte Produce, Inc.	1,326	36,704
Freshpet, Inc. (A)	1,154	47,568
General Mills, Inc.	33,861	1,595,869
Hormel Foods Corp.	15,451	669,955
Hostess Brands, Inc. (A)	4,338	52,663
Ingredion, Inc.	6,913	639,107
U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
J&J Snack Foods Corp.	653	$101,398
John B. Sanfilippo & Son, Inc.	383	26,611
Kellogg Company	14,340	806,768
Lamb Weston Holdings, Inc.	8,256	572,223
Lancaster Colony Corp.	2,728	427,669
Landec Corp. (A)	1,228	15,768
Limoneira Company	687	16,076
McCormick & Company, Inc.	6,908	939,350
Mondelez International, Inc., Class A	82,548	3,892,964
Post Holdings, Inc. (A)	6,519	664,156
Sanderson Farms, Inc.	2,851	328,435
Seneca Foods Corp., Class A (A)	347	10,243
The Hain Celestial Group, Inc. (A)	8,750	172,113
The Hershey Company	7,942	879,021
The J.M. Smucker Company	6,434	681,425
The Kraft Heinz Company	35,311	1,171,972
The Simply Good Foods Company (A)	2,637	53,953
Tootsie Roll Industries, Inc. (B)	2,492	92,677
TreeHouse Foods, Inc. (A)	5,475	331,676
Tyson Foods, Inc., Class A	16,761	1,033,483
		18,395,266
Household products – 1.9%
Central Garden & Pet Company (A)	522	16,328
Central Garden & Pet Company, Class A (A)	1,669	46,482
Church & Dwight Company, Inc.	18,258	1,201,376
Colgate-Palmolive Company	64,295	4,235,112
Energizer Holdings, Inc.	6,216	285,190
Kimberly-Clark Corp.	25,672	2,999,260
Oil-Dri Corp. of America	276	8,045
The Clorox Company	9,465	1,495,754
The Procter & Gamble Company	184,692	18,201,397
WD-40 Company	586	104,876
		28,593,820
Personal products – 0.2%
Coty, Inc., Class A (A)(B)	33,408	367,488
Edgewell Personal Care Company (A)	7,626	338,289
elf Beauty, Inc. (A)	1,055	8,387
Inter Parfums, Inc.	756	55,770
Medifast, Inc.	509	64,862
Natural Health Trends Corp.	351	4,465
Nu Skin Enterprises, Inc., Class A	5,431	326,457
Revlon, Inc., Class A (A)	364	9,715
The Estee Lauder Companies, Inc., Class A	16,303	2,558,593
USANA Health Sciences, Inc. (A)	550	54,175
		3,788,201
Tobacco – 0.9%
22nd Century Group, Inc. (A)(B)	5,380	12,966
Altria Group, Inc.	106,686	5,591,413
Philip Morris International, Inc.	88,259	7,673,237
Pyxus International, Inc. (A)(B)	398	10,742
Turning Point Brands, Inc.	353	14,434
Universal Corp.	1,058	62,782
Vector Group, Ltd.	4,541	53,221
		13,418,795
		109,312,497
Energy – 3.1%
Energy equipment and services – 0.5%
Apergy Corp. (A)	7,562	317,453
Archrock, Inc.	5,635	54,998
Baker Hughes, a GE Company	15,691	413,929
Bristow Group, Inc. (A)(B)	1,738	2,051

The accompanying notes are an integral part of the financial statements.	93

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
C&J Energy Services, Inc. (A)	2,836	$48,978
Cactus, Inc., Class A (A)	1,669	60,518
Core Laboratories NV	4,323	280,174
Covia Holdings Corp. (A)	1,441	6,859
Diamond Offshore Drilling, Inc. (A)(B)	9,154	87,421
Dril-Quip, Inc. (A)	1,575	67,111
Ensco PLC, Class A	42,739	175,230
Era Group, Inc. (A)	988	11,382
Exterran Corp. (A)	1,461	24,939
Forum Energy Technologies, Inc. (A)	3,642	21,233
Frank's International NV (A)	3,380	21,159
FTS International, Inc. (A)	1,470	15,126
Halliburton Company	26,770	821,571
Helix Energy Solutions Group, Inc. (A)	6,250	46,250
Helmerich & Payne, Inc.	3,337	180,865
Independence Contract Drilling, Inc. (A)	2,404	7,452
ION Geophysical Corp. (A)	460	6,054
Keane Group, Inc. (A)	2,335	25,732
KLX Energy Services Holdings, Inc. (A)	882	23,250
Liberty Oilfield Services, Inc., Class A	1,984	32,498
Mammoth Energy Services, Inc.	552	12,690
Matrix Service Company (A)	1,191	24,880
McDermott International, Inc. (A)	25,565	216,791
National Oilwell Varco, Inc.	11,714	329,632
Natural Gas Services Group, Inc. (A)	614	11,347
Newpark Resources, Inc. (A)	3,945	34,874
Nine Energy Service, Inc. (A)	657	17,227
Noble Corp. PLC (A)	10,949	32,956
Oceaneering International, Inc. (A)	14,002	216,331
Oil States International, Inc. (A)	2,657	45,541
Patterson-UTI Energy, Inc.	21,257	281,868
Pioneer Energy Services Corp. (A)	3,710	6,567
ProPetro Holding Corp. (A)	3,105	61,665
RigNet, Inc. (A)	649	10,047
Rowan Companies PLC, Class A (A)	18,028	203,897
Schlumberger, Ltd.	42,314	1,864,355
SEACOR Holdings, Inc. (A)	743	33,182
SEACOR Marine Holdings, Inc. (A)	812	11,141
Select Energy Services, Inc., Class A (A)	2,054	20,704
Solaris Oilfield Infrastructure, Inc., Class A	1,178	20,026
Superior Energy Services, Inc. (A)	6,906	32,320
TechnipFMC PLC	13,005	289,881
TETRA Technologies, Inc. (A)	5,628	13,451
Tidewater, Inc. (A)	1,263	28,973
Transocean, Ltd. (A)	49,469	404,162
U.S. Silica Holdings, Inc. (B)	3,466	51,643
Unit Corp. (A)	2,337	36,340
		7,064,724
Oil, gas and consumable fuels – 2.6%
Abraxas Petroleum Corp. (A)	8,127	10,159
Anadarko Petroleum Corp.	15,406	670,161
Apache Corp.	11,595	384,722
Arch Coal, Inc., Class A	749	69,777
Ardmore Shipping Corp. (A)	1,683	9,475
Berry Petroleum Corp.	638	8,122
Bonanza Creek Energy, Inc. (A)	836	19,203
Cabot Oil & Gas Corp.	13,179	324,467
California Resources Corp. (A)	2,019	47,749
Callon Petroleum Company (A)	32,329	247,317
Carrizo Oil & Gas, Inc. (A)	3,890	42,712
Chesapeake Energy Corp. (A)(B)	102,883	304,534
Chevron Corp.	58,383	6,981,439
Cimarex Energy Company	2,922	210,121
Clean Energy Fuels Corp. (A)	6,661	15,254
CNX Resources Corp. (A)	19,906	211,004
U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Concho Resources, Inc.	6,118	$672,980
ConocoPhillips	35,177	2,386,759
CONSOL Energy, Inc. (A)	1,221	46,337
CVR Energy, Inc.	796	32,270
Delek US Holdings, Inc.	3,558	125,882
Denbury Resources, Inc. (A)	20,417	39,201
Devon Energy Corp.	14,303	422,082
DHT Holdings, Inc.	4,013	17,336
Diamondback Energy, Inc.	4,712	485,006
Dorian LPG, Ltd. (A)	1,337	7,888
Encana Corp.	24,170	175,229
Energy Fuels, Inc. (A)(B)	3,927	12,056
EOG Resources, Inc.	17,718	1,665,492
EQT Corp.	24,875	450,735
Equitrans Midstream Corp.	19,887	350,807
Evolution Petroleum Corp.	1,336	9,446
Exxon Mobil Corp.	129,360	10,223,321
Frontline, Ltd. (A)(B)	3,380	21,700
GasLog, Ltd.	1,765	28,452
Golar LNG, Ltd.	4,113	84,892
Green Plains, Inc.	1,728	26,957
Gulfport Energy Corp. (A)	7,716	59,105
Halcon Resources Corp. (A)(B)	6,413	9,620
Hess Corp.	7,604	439,891
HighPoint Resources Corp. (A)	5,216	13,509
HollyFrontier Corp.	4,872	249,446
International Seaways, Inc. (A)	942	15,675
Jagged Peak Energy, Inc. (A)	2,935	27,794
Kinder Morgan, Inc.	57,986	1,111,012
Laredo Petroleum, Inc. (A)	6,914	23,715
Marathon Oil Corp.	25,400	421,640
Marathon Petroleum Corp.	21,109	1,308,969
Matador Resources Company (A)	14,777	274,852
Midstates Petroleum Company, Inc. (A)	779	6,731
Murphy Oil Corp.	15,904	459,626
NACCO Industries, Inc., Class A	190	6,948
Noble Energy, Inc.	14,658	324,675
Nordic American Tankers, Ltd. (B)	6,625	15,039
Northern Oil and Gas, Inc. (A)	8,635	20,465
Oasis Petroleum, Inc. (A)	38,024	212,554
Occidental Petroleum Corp.	23,071	1,526,147
ONEOK, Inc.	12,574	808,005
Panhandle Oil and Gas, Inc., Class A	783	12,857
Par Pacific Holdings, Inc. (A)	1,383	23,373
PBF Energy, Inc., Class A	11,721	364,171
PDC Energy, Inc. (A)	2,916	108,096
Peabody Energy Corp.	3,398	104,828
Penn Virginia Corp. (A)	548	29,406
Phillips 66	12,962	1,249,018
Pioneer Natural Resources Company	5,208	734,068
QEP Resources, Inc. (A)	23,149	179,636
Range Resources Corp.	20,247	216,643
Renewable Energy Group, Inc. (A)	1,604	42,618
Resolute Energy Corp. (A)	963	29,766
REX American Resources Corp. (A)	244	19,449
Ring Energy, Inc. (A)	2,752	16,980
SandRidge Energy, Inc. (A)	1,481	11,507
Scorpio Tankers, Inc.	1,993	36,691
SemGroup Corp., Class A	3,524	55,468
Ship Finance International, Ltd.	3,455	42,807
SilverBow Resources, Inc. (A)	370	8,325
SM Energy Company	10,087	164,822
Southwestern Energy Company (A)	82,669	349,690
SRC Energy, Inc. (A)	10,701	49,225
Talos Energy, Inc. (A)	926	20,789

The accompanying notes are an integral part of the financial statements.	94

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Teekay Corp. (B)	3,279	$13,444
Teekay Tankers, Ltd., Class A	9,437	10,098
Tellurian, Inc. (A)(B)	3,796	38,947
The Williams Companies, Inc.	36,984	987,103
Ultra Petroleum Corp. (A)(B)	8,629	5,804
Uranium Energy Corp. (A)(B)	8,178	10,304
Valero Energy Corp.	12,965	1,057,425
W&T Offshore, Inc. (A)	4,148	21,611
World Fuel Services Corp.	9,524	263,720
WPX Energy, Inc. (A)	38,625	476,633
		40,931,784
		47,996,508
Financials – 12.7%
Banks – 6.4%
1st Source Corp.	666	31,668
ACNB Corp.	326	12,844
Allegiance Bancshares, Inc. (A)	547	20,928
Amalgamated Bank, Class A	574	10,166
American National Bankshares, Inc.	467	16,719
Ameris Bancorp	1,876	76,485
Ames National Corp.	494	13,748
Arrow Financial Corp.	574	20,331
Associated Banc-Corp.	16,208	377,322
Atlantic Capital Bancshares, Inc. (A)	1,171	22,577
Banc of California, Inc.	1,865	32,302
BancFirst Corp.	769	43,356
BancorpSouth Bank	12,915	420,900
Bank of America Corp.	516,687	15,025,258
Bank of Commerce Holdings	1,011	11,475
Bank of Hawaii Corp.	4,082	335,663
Bank of Marin Bancorp	610	27,145
Bank OZK	11,818	387,630
Bankwell Financial Group, Inc.	366	11,079
Banner Corp.	1,364	84,745
Bar Harbor Bankshares	740	19,107
Baycom Corp. (A)	537	12,389
BB&T Corp.	43,506	2,217,501
BCB Bancorp, Inc.	841	11,034
Berkshire Hills Bancorp, Inc.	1,780	55,750
Blue Hills Bancorp, Inc.	966	24,034
Boston Private Financial Holdings, Inc.	3,700	43,993
Bridge Bancorp, Inc.	783	25,816
Brookline Bancorp, Inc.	3,465	55,371
Bryn Mawr Bank Corp.	882	35,950
Business First Bancshares, Inc.	522	12,904
Byline Bancorp, Inc. (A)	745	15,228
C&F Financial Corp.	181	9,338
Cadence Bancorp	5,216	104,268
Cambridge Bancorp	180	14,938
Camden National Corp.	684	30,677
Capital City Bank Group, Inc.	578	14,265
Capstar Financial Holdings, Inc.	543	9,101
Carolina Financial Corp.	941	34,459
Cathay General Bancorp	10,833	420,754
CB Financial Services, Inc.	333	8,615
CBTX, Inc.	806	26,848
CenterState Bank Corp.	3,988	105,522
Central Pacific Financial Corp.	1,218	35,541
Central Valley Community Bancorp	632	12,305
Century BanCorp, Inc., Class A	142	10,984
Chemical Financial Corp.	10,092	462,516
Citigroup, Inc.	138,253	8,845,427
Citizens & Northern Corp.	607	15,928
Citizens Financial Group, Inc.	26,507	979,169
City Holding Company	642	51,450
U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Civista Bancshares, Inc.	713	$15,208
CNB Financial Corp.	712	19,794
Codorus Valley Bancorp, Inc.	511	11,589
Columbia Banking System, Inc.	3,155	119,511
Comerica, Inc.	9,126	794,966
Commerce Bancshares, Inc.	9,705	610,736
Community Bank System, Inc.	2,137	138,456
Community Bankers Trust Corp. (A)	1,271	10,143
Community Trust Bancorp, Inc.	678	29,005
ConnectOne Bancorp, Inc.	1,376	29,680
Cullen/Frost Bankers, Inc.	6,252	648,207
Customers Bancorp, Inc. (A)	1,299	27,786
CVB Financial Corp.	4,825	109,962
Eagle Bancorp, Inc. (A)	1,385	81,978
East West Bancorp, Inc.	14,172	773,933
Enterprise Financial Services Corp.	990	44,728
Equity Bancshares, Inc., Class A (A)	594	20,190
Esquire Financial Holdings, Inc. (A)	369	8,417
Evans Bancorp, Inc.	289	10,303
Farmers & Merchants Bancorp, Inc.	425	13,009
Farmers National Banc Corp.	1,274	18,753
FB Financial Corp.	704	24,957
Fidelity D&D Bancorp, Inc.	147	8,560
Fidelity Southern Corp.	947	30,853
Fifth Third Bancorp	37,251	1,027,383
Financial Institutions, Inc.	733	22,093
First Bancorp (NC)	1,263	49,497
First Bancorp (PR)	9,285	106,870
First Bank	912	10,552
First Busey Corp.	1,877	50,566
First Business Financial Services, Inc.	503	11,096
First Choice Bancorp	455	10,602
First Commonwealth Financial Corp.	4,229	59,460
First Community Bankshares, Inc.	689	24,701
First Community Corp.	495	9,925
First Financial Bancorp	4,150	115,080
First Financial Bankshares, Inc. (B)	2,794	181,191
First Financial Corp.	517	22,944
First Financial Northwest, Inc.	546	8,856
First Foundation, Inc.	1,728	26,352
First Horizon National Corp.	31,671	495,018
First Internet Bancorp	514	11,102
First Interstate BancSystem, Inc., Class A	1,340	55,798
First Merchants Corp.	2,154	87,000
First Mid-Illinois Bancshares, Inc.	599	20,911
First Midwest Bancorp, Inc.	4,580	106,027
First Northwest Bancorp	612	9,865
First Republic Bank	9,262	972,325
Flushing Financial Corp.	1,307	30,335
FNB Corp.	31,705	388,069
Franklin Financial Network, Inc.	584	19,155
Fulton Financial Corp.	24,611	422,817
German American Bancorp, Inc.	962	29,793
Glacier Bancorp, Inc.	3,653	160,074
Great Southern Bancorp, Inc.	486	27,522
Great Western Bancorp, Inc.	2,537	95,264
Guaranty Bancshares, Inc.	368	11,320
Hancock Whitney Corp.	12,017	524,903
Hanmi Financial Corp.	1,447	33,397
HarborOne Bancorp, Inc. (A)	752	12,130
Heartland Financial USA, Inc.	1,284	62,390
Heritage Commerce Corp.	1,862	26,012
Heritage Financial Corp.	1,549	50,993
Hilltop Holdings, Inc.	3,147	60,485
Home BancShares, Inc.	22,506	438,417

The accompanying notes are an integral part of the financial statements.	95

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
HomeTrust Bancshares, Inc.	775	$21,103
Hope Bancorp, Inc.	5,514	80,394
Horizon Bancorp, Inc.	1,681	29,703
Howard Bancorp, Inc. (A)	748	9,926
Huntington Bancshares, Inc.	60,078	865,724
IBERIABANK Corp.	2,384	186,500
Independent Bank Corp. (MA)	1,163	99,006
Independent Bank Corp. (MI)	991	23,041
Independent Bank Group, Inc.	1,440	83,462
International Bancshares Corp.	7,764	316,926
Investar Holding Corp.	488	11,878
Investors Bancorp, Inc.	10,308	129,572
JPMorgan Chase & Co.	188,253	19,646,083
KeyCorp	58,487	1,032,880
Lakeland Bancorp, Inc.	2,025	33,878
Lakeland Financial Corp.	1,021	49,335
LCNB Corp.	565	9,605
LegacyTexas Financial Group, Inc.	2,101	87,675
Live Oak Bancshares, Inc.	1,170	18,966
M&T Bank Corp.	7,935	1,373,231
Macatawa Bank Corp.	1,419	15,481
MB Financial, Inc.	11,772	532,918
MBT Financial Corp.	1,003	11,103
Mercantile Bank Corp.	747	25,869
Metropolitan Bank Holding Corp. (A)	329	12,676
Middlefield Banc Corp.	206	8,642
Midland States Bancorp, Inc.	985	25,118
MidSouth Bancorp, Inc.	839	9,556
MidWestOne Financial Group, Inc.	569	17,690
MutualFirst Financial, Inc.	298	9,369
MVB Financial Corp.	488	7,466
National Bank Holdings Corp., Class A	1,212	43,790
National Bankshares, Inc.	371	14,655
National Commerce Corp. (A)	793	34,646
NBT Bancorp, Inc.	1,853	71,581
Nicolet Bankshares, Inc. (A)	375	21,533
Northeast Bancorp	444	9,004
Northrim Bancorp, Inc.	368	13,804
Norwood Financial Corp.	328	10,050
OFG Bancorp	1,866	38,608
Old Line Bancshares, Inc.	758	21,709
Old National Bancorp	6,511	115,766
Old Second Bancorp, Inc.	1,382	19,735
Opus Bank	879	20,015
Origin Bancorp, Inc.	778	28,055
Orrstown Financial Services, Inc.	495	10,108
Pacific City Financial Corp.	639	10,863
Pacific Mercantile Bancorp (A)	1,061	8,753
Pacific Premier Bancorp, Inc.	2,023	60,387
PacWest Bancorp	11,905	488,343
Park National Corp.	599	59,990
Parke Bancorp, Inc.	406	9,009
Peapack Gladstone Financial Corp.	865	25,154
Penns Woods Bancorp, Inc.	275	12,062
Peoples Bancorp, Inc.	791	26,372
Peoples Financial Services Corp.	341	14,919
People's United Financial, Inc.	21,381	379,727
People's Utah Bancorp	700	20,552
Pinnacle Financial Partners, Inc.	7,158	420,103
Preferred Bank	619	31,705
Premier Financial Bancorp, Inc.	670	11,102
Prosperity Bancshares, Inc.	6,487	482,957
QCR Holdings, Inc.	627	22,415
RBB Bancorp	727	15,740
Regions Financial Corp.	58,552	960,253
U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Reliant Bancorp, Inc.	544	$11,935
Renasant Corp.	2,117	81,039
Republic Bancorp, Inc., Class A	404	18,277
Republic First Bancorp, Inc. (A)	2,212	14,157
S&T Bancorp, Inc.	1,441	59,629
Sandy Spring Bancorp, Inc.	1,476	51,763
SB One Bancorp	465	10,997
Seacoast Banking Corp. of Florida (A)	1,919	55,689
Select Bancorp, Inc. (A)	877	10,147
ServisFirst Bancshares, Inc.	2,051	71,723
Shore Bancshares, Inc.	810	12,758
Sierra Bancorp	698	18,811
Signature Bank	5,219	708,531
Simmons First National Corp., Class A	3,936	105,603
SmartFinancial, Inc. (A)	615	12,066
South State Corp.	1,588	112,812
Southern First Bancshares, Inc. (A)	384	14,630
Southern National Bancorp of Virginia, Inc.	1,024	16,230
Southside Bancshares, Inc.	1,411	48,990
Spirit of Texas Bancshares, Inc. (A)	285	6,156
Sterling Bancorp	21,941	446,061
Stock Yards Bancorp, Inc.	940	33,483
Summit Financial Group, Inc.	571	13,938
SunTrust Banks, Inc.	25,411	1,648,412
SVB Financial Group (A)	3,031	749,142
Synovus Financial Corp.	16,207	643,094
TCF Financial Corp.	16,308	373,453
Texas Capital Bancshares, Inc. (A)	4,906	299,413
The Bancorp, Inc. (A)	2,308	20,934
The Bank of NT Butterfield & Son, Ltd.	2,354	95,902
The Bank of Princeton	362	11,776
The Community Financial Corp.	322	9,679
The First Bancshares, Inc.	591	19,361
The First of Long Island Corp.	1,136	26,537
The PNC Financial Services Group, Inc.	26,153	3,295,801
Tompkins Financial Corp.	585	47,040
Towne Bank	2,826	77,913
TriCo Bancshares	1,076	43,277
TriState Capital Holdings, Inc. (A)	1,133	25,617
Triumph Bancorp, Inc. (A)	1,052	35,631
Trustmark Corp.	9,406	333,725
U.S. Bancorp	86,040	4,447,408
UMB Financial Corp.	6,335	435,911
Umpqua Holdings Corp.	21,532	391,452
Union Bankshares Corp.	3,376	120,084
United Bankshares, Inc.	14,372	551,741
United Community Banks, Inc.	3,440	95,254
Univest Financial Corp.	1,288	34,145
Valley National Bancorp	46,456	490,575
Veritex Holdings, Inc.	1,926	53,947
Washington Trust Bancorp, Inc.	652	34,165
Webster Financial Corp.	9,018	517,814
Wells Fargo & Company	239,810	11,964,121
WesBanco, Inc.	2,265	96,104
Westamerica Bancorporation	1,119	71,929
Wintrust Financial Corp.	5,513	406,143
Zions Bancorp NA	10,945	559,290
		98,472,993
Capital markets – 1.5%
Affiliated Managers Group, Inc.	1,437	157,510
Ameriprise Financial, Inc.	3,802	500,457
Arlington Asset Investment Corp., Class A (B)	1,485	12,311

The accompanying notes are an integral part of the financial statements.	96

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Artisan Partners Asset Management, Inc., Class A	2,152	$56,598
B. Riley Financial, Inc.	955	16,273
BlackRock, Inc.	3,313	1,468,388
Blucora, Inc. (A)	2,088	56,146
BrightSphere Investment Group PLC	3,595	50,869
Cboe Global Markets, Inc.	3,058	293,293
CME Group, Inc.	9,756	1,774,714
Cohen & Steers, Inc.	1,000	41,760
Cowen, Inc. (A)	1,201	18,591
Diamond Hill Investment Group, Inc.	151	21,436
Donnelley Financial Solutions, Inc. (A)	1,507	21,414
E*TRADE Financial Corp.	6,935	339,746
Eaton Vance Corp.	11,393	476,797
Evercore, Inc., Class A	3,957	364,440
FactSet Research Systems, Inc.	3,719	874,597
Federated Investors, Inc., Class B	13,548	403,053
Focus Financial Partners, Inc., Class A (A)	848	32,097
Franklin Resources, Inc.	8,120	264,793
GAIN Capital Holdings, Inc.	1,261	8,701
Greenhill & Company, Inc.	762	17,937
Hamilton Lane, Inc., Class A	734	34,263
Houlihan Lokey, Inc.	1,457	66,993
Interactive Brokers Group, Inc., Class A	7,341	405,443
Intercontinental Exchange, Inc.	15,530	1,198,140
INTL. FCStone, Inc. (A)	683	29,711
Invesco, Ltd.	11,228	217,262
Investment Technology Group, Inc.	1,388	41,959
Janus Henderson Group PLC	16,313	399,669
Ladenburg Thalmann Financial Services, Inc.	4,952	14,559
Legg Mason, Inc.	8,362	244,589
MarketAxess Holdings, Inc.	3,675	896,259
Moelis & Company, Class A	1,955	87,213
Moody's Corp.	4,546	787,004
Morgan Stanley	35,663	1,497,133
MSCI, Inc.	2,402	443,697
Nasdaq, Inc.	3,129	286,523
Northern Trust Corp.	6,030	561,996
Oppenheimer Holdings, Inc., Class A	459	12,953
Piper Jaffray Companies	623	43,585
PJT Partners, Inc., Class A	873	40,359
Pzena Investment Management, Inc., Class A	994	9,900
Raymond James Financial, Inc.	3,515	290,269
S&P Global, Inc.	6,843	1,371,132
Safeguard Scientifics, Inc. (A)	1,097	11,902
SEI Investments Company	12,774	673,829
State Street Corp.	10,353	744,070
Stifel Financial Corp.	10,072	548,219
T. Rowe Price Group, Inc.	6,564	659,223
The Bank of New York Mellon Corp.	24,818	1,302,449
The Charles Schwab Corp.	32,784	1,508,392
The Goldman Sachs Group, Inc.	9,437	1,856,258
Virtus Investment Partners, Inc.	311	31,818
Waddell & Reed Financial, Inc., Class A (B)	3,402	62,971
Westwood Holdings Group, Inc.	398	15,383
WisdomTree Investments, Inc.	5,288	41,141
		23,708,187
Consumer finance – 0.4%
American Express Company	19,103	2,058,157
Capital One Financial Corp.	12,912	1,079,185
Curo Group Holdings Corp. (A)	568	6,259
Discover Financial Services	9,161	656,019
U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer finance (continued)
Encore Capital Group, Inc. (A)(B)	1,154	$39,467
Enova International, Inc. (A)	1,482	37,821
EZCorp, Inc., Class A (A)	2,261	22,090
FirstCash, Inc.	1,891	165,765
Green Dot Corp., Class A (A)	6,736	434,809
LendingClub Corp. (A)	14,187	42,135
Navient Corp.	22,446	274,290
Nelnet, Inc., Class A	799	43,801
PRA Group, Inc. (A)	1,979	63,704
Regional Management Corp. (A)	445	12,100
SLM Corp. (A)	42,593	470,653
Synchrony Financial	18,033	588,056
World Acceptance Corp. (A)	270	33,210
		6,027,521
Diversified financial services – 0.7%
Banco Latinoamericano de Comercio Exterior SA	1,344	28,116
Berkshire Hathaway, Inc., Class B (A)	53,065	10,681,985
Cannae Holdings, Inc. (A)	2,968	68,027
FGL Holdings (A)	6,449	53,527
Jefferies Financial Group, Inc.	7,253	147,018
Marlin Business Services Corp.	450	10,593
NewStar Financial, Inc. (A)(C)	2,317	601
On Deck Capital, Inc. (A)	2,316	14,220
		11,004,087
Insurance – 3.4%
Aflac, Inc.	57,056	2,803,732
Alleghany Corp.	1,451	932,935
Ambac Financial Group, Inc. (A)	1,954	38,631
American Equity Investment Life Holding Company	3,903	123,530
American Financial Group, Inc.	6,893	686,956
American International Group, Inc.	66,293	2,863,858
AMERISAFE, Inc.	830	52,381
Aon PLC	18,045	3,095,259
Argo Group International Holdings, Ltd.	1,397	97,105
Arthur J. Gallagher & Company	13,758	1,104,492
Assurant, Inc.	3,910	402,691
Brighthouse Financial, Inc. (A)	8,880	343,834
Brown & Brown, Inc.	22,931	679,216
Chubb, Ltd.	34,532	4,623,835
Cincinnati Financial Corp.	11,341	984,626
Citizens, Inc. (A)	2,494	17,034
CNO Financial Group, Inc.	23,282	396,492
eHealth, Inc. (A)	820	43,796
EMC Insurance Group, Inc.	421	13,443
Employers Holdings, Inc.	1,382	57,574
Enstar Group, Ltd. (A)	519	92,590
Everest Re Group, Ltd.	3,050	689,636
FBL Financial Group, Inc., Class A	436	30,463
FedNat Holding Company	555	10,129
First American Financial Corp.	10,929	555,084
Genworth Financial, Inc., Class A (A)	70,893	274,356
Global Indemnity, Ltd.	409	15,779
Goosehead Insurance, Inc., Class A (A)	457	14,418
Greenlight Capital Re, Ltd., Class A (A)	1,354	15,151
Hallmark Financial Services, Inc. (A)	745	7,785
HCI Group, Inc.	319	14,725
Health Insurance Innovations, Inc., Class A (A)	567	21,098
Heritage Insurance Holdings, Inc.	912	13,607
Horace Mann Educators Corp.	1,799	70,503
Independence Holding Company	231	8,822
Investors Title Company	69	11,758
James River Group Holdings, Ltd.	1,130	46,432

The accompanying notes are an integral part of the financial statements.	97

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Kemper Corp.	8,239	$684,661
Kingstone Companies, Inc.	496	8,338
Kinsale Capital Group, Inc.	845	56,412
Lincoln National Corp.	16,009	1,000,883
Loews Corp.	20,708	986,115
Marsh & McLennan Companies, Inc.	37,744	3,510,947
MBIA, Inc. (A)	3,854	38,270
Mercury General Corp.	2,651	140,423
MetLife, Inc.	73,959	3,342,207
National General Holdings Corp.	2,819	72,758
National Western Life Group, Inc., Class A	99	30,492
NI Holdings, Inc. (A)	595	8,979
Old Republic International Corp.	27,813	580,179
Primerica, Inc.	6,071	759,118
Principal Financial Group, Inc.	19,726	1,038,377
ProAssurance Corp.	2,317	94,070
Protective Insurance Corp., Class B	525	11,083
Prudential Financial, Inc.	30,951	2,966,653
Reinsurance Group of America, Inc.	6,137	886,735
RenaissanceRe Holdings, Ltd.	3,937	578,936
RLI Corp.	1,701	119,955
Safety Insurance Group, Inc.	630	56,284
Selective Insurance Group, Inc.	2,515	165,889
State Auto Financial Corp.	726	24,444
Stewart Information Services Corp.	998	42,844
The Allstate Corp.	25,815	2,436,420
The Hanover Insurance Group, Inc.	4,139	491,341
The Hartford Financial Services Group, Inc.	26,887	1,327,142
The Navigators Group, Inc.	869	60,639
The Progressive Corp.	43,703	3,185,949
The Travelers Companies, Inc.	19,852	2,638,529
Third Point Reinsurance, Ltd. (A)	3,300	35,277
Tiptree, Inc.	1,444	8,852
Torchmark Corp.	7,692	635,052
Trupanion, Inc. (A)(B)	1,134	34,417
United Fire Group, Inc.	901	43,915
United Insurance Holdings Corp.	935	15,315
Universal Insurance Holdings, Inc.	1,371	53,524
Unum Group	16,394	612,480
W.R. Berkley Corp.	9,432	789,081
Willis Towers Watson PLC	9,734	1,674,443
		52,501,184
Mortgage real estate investment trusts – 0.1%
AG Mortgage Investment Trust, Inc.	1,238	22,012
Anworth Mortgage Asset Corp.	4,538	19,332
Apollo Commercial Real Estate Finance, Inc.	5,184	94,141
Arbor Realty Trust, Inc.	2,758	35,689
Ares Commercial Real Estate Corp.	1,225	18,694
ARMOUR Residential REIT, Inc.	1,689	33,864
Blackstone Mortgage Trust, Inc., Class A	4,726	162,952
Capstead Mortgage Corp.	3,923	32,561
Cherry Hill Mortgage Investment Corp.	731	13,553
Colony Credit Real Estate, Inc.	3,695	64,404
Dynex Capital, Inc.	2,687	16,391
Exantas Capital Corp.	1,450	15,733
Granite Point Mortgage Trust, Inc.	1,806	34,350
Great Ajax Corp.	934	12,357
Invesco Mortgage Capital, Inc.	4,768	75,907
KKR Real Estate Finance Trust, Inc.	808	16,459
Ladder Capital Corp.	3,985	73,125
New York Mortgage Trust, Inc.	6,711	40,266
Orchid Island Capital, Inc.	2,368	15,818
PennyMac Mortgage Investment Trust	2,492	50,787
U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mortgage real estate investment trusts (continued)
Ready Capital Corp.	810	$13,065
Redwood Trust, Inc.	3,401	52,035
TPG RE Finance Trust, Inc.	1,363	27,287
Western Asset Mortgage Capital Corp.	2,092	20,983
		961,765
Thrifts and mortgage finance – 0.2%
Axos Financial, Inc. (A)	2,574	83,089
BankFinancial Corp.	708	11,073
Beneficial Bancorp, Inc.	2,994	48,263
BSB Bancorp, Inc. (A)	416	14,685
Capitol Federal Financial, Inc.	5,482	73,294
Columbia Financial, Inc. (A)	2,212	35,458
Dime Community Bancshares, Inc.	1,426	28,491
Entegra Financial Corp. (A)	397	9,540
Essent Group, Ltd. (A)	4,168	179,808
Federal Agricultural Mortgage Corp., Class C	396	32,421
First Defiance Financial Corp.	884	27,351
Flagstar Bancorp, Inc.	1,261	41,184
FS Bancorp, Inc.	200	10,370
Hingham Institution for Savings	63	12,335
Home Bancorp, Inc.	401	14,183
HomeStreet, Inc. (A)	1,123	31,332
Kearny Financial Corp.	3,963	53,857
LendingTree, Inc. (A)	1,076	343,190
Luther Burbank Corp.	1,059	11,077
Malvern Bancorp, Inc. (A)	422	8,761
Merchants Bancorp	711	14,824
Meridian Bancorp, Inc.	2,192	35,708
Meta Financial Group, Inc.	1,266	29,561
MGIC Investment Corp. (A)	15,728	204,149
Mr. Cooper Group, Inc. (A)	3,252	44,390
New York Community Bancorp, Inc.	47,939	599,717
NMI Holdings, Inc., Class A (A)	2,766	66,799
Northfield Bancorp, Inc.	2,024	30,178
Northwest Bancshares, Inc.	3,976	73,954
OceanFirst Financial Corp.	2,088	52,618
Ocwen Financial Corp. (A)	5,431	11,622
OP Bancorp	728	6,610
Oritani Financial Corp.	1,852	33,243
PCSB Financial Corp.	779	15,837
PennyMac Financial Services, Inc.	878	20,475
Provident Bancorp, Inc. (A)	279	6,425
Provident Financial Services, Inc.	2,613	71,727
Radian Group, Inc.	9,401	191,404
Riverview Bancorp, Inc.	1,204	9,319
SI Financial Group, Inc.	706	10,414
Southern Missouri Bancorp, Inc.	349	12,627
Sterling Bancorp, Inc.	1,128	11,382
Territorial Bancorp, Inc.	466	13,095
Timberland Bancorp, Inc.	383	11,720
Trustco Bank Corp.	4,388	37,166
United Community Financial Corp.	2,213	22,174
United Financial Bancorp, Inc.	2,326	36,123
Walker & Dunlop, Inc.	1,209	67,462
Washington Federal, Inc.	11,596	355,765
Waterstone Financial, Inc.	1,036	17,446
Western New England Bancorp, Inc.	1,383	13,581
WSFS Financial Corp.	1,325	57,346
		3,254,623
		195,930,360
Health care – 14.9%
Biotechnology – 2.7%
AbbVie, Inc.	89,392	7,083,422

The accompanying notes are an integral part of the financial statements.	98

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Abeona Therapeutics, Inc. (A)	1,425	$10,004
ACADIA Pharmaceuticals, Inc. (A)	4,337	114,931
Acceleron Pharma, Inc. (A)	1,708	75,220
Achillion Pharmaceuticals, Inc. (A)	6,153	15,444
Acorda Therapeutics, Inc. (A)	1,945	28,669
Adamas Pharmaceuticals, Inc. (A)	1,113	12,454
Aduro Biotech, Inc. (A)	3,073	13,214
Adverum Biotechnologies, Inc. (A)	2,751	11,142
Aeglea BioTherapeutics, Inc. (A)	870	7,273
Agenus, Inc. (A)	4,118	12,725
Aimmune Therapeutics, Inc. (A)	1,946	46,879
Akebia Therapeutics, Inc. (A)	3,921	28,545
Albireo Pharma, Inc. (A)	460	12,935
Alder Biopharmaceuticals, Inc. (A)	2,603	33,370
Aldeyra Therapeutics, Inc. (A)	1,088	8,791
Alexion Pharmaceuticals, Inc. (A)	13,257	1,794,070
Allakos, Inc. (A)	383	15,305
Allogene Therapeutics, Inc. (A)	950	30,106
AMAG Pharmaceuticals, Inc. (A)	1,528	22,752
Amgen, Inc.	37,868	7,197,949
Amicus Therapeutics, Inc. (A)	8,344	100,962
AnaptysBio, Inc. (A)	934	64,325
Apellis Pharmaceuticals, Inc. (A)	1,619	24,528
Arbutus Biopharma Corp. (A)	1,873	8,222
Arcus Biosciences, Inc. (A)	1,486	17,520
Ardelyx, Inc. (A)	2,030	5,704
Arena Pharmaceuticals, Inc. (A)	2,184	109,025
ArQule, Inc. (A)	5,119	16,739
Array BioPharma, Inc. (A)	9,029	207,125
Arrowhead Pharmaceuticals, Inc. (A)	3,819	74,547
Atara Biotherapeutics, Inc. (A)	1,853	66,356
Athenex, Inc. (A)	2,008	26,445
Athersys, Inc. (A)	5,902	8,794
Audentes Therapeutics, Inc. (A)	1,669	51,105
Avid Bioservices, Inc. (A)	2,526	9,826
Bellicum Pharmaceuticals, Inc. (A)	2,019	6,481
BioCryst Pharmaceuticals, Inc. (A)	4,847	40,036
Biogen, Inc. (A)	11,973	3,927,264
Biohaven Pharmaceutical Holding Company, Ltd. (A)	1,255	55,195
BioSpecifics Technologies Corp. (A)	262	18,196
Blueprint Medicines Corp. (A)	1,817	149,339
Calithera Biosciences, Inc. (A)	1,630	9,047
Cara Therapeutics, Inc. (A)	1,471	25,081
CareDx, Inc. (A)	1,543	48,018
CASI Pharmaceuticals, Inc. (A)	2,474	8,115
Catalyst Pharmaceuticals, Inc. (A)	4,488	13,060
Celcuity, Inc. (A)	297	6,623
Celgene Corp. (A)	41,554	3,453,968
Cellular Biomedicine Group, Inc. (A)	541	10,344
ChemoCentryx, Inc. (A)	1,024	11,008
Chimerix, Inc. (A)	2,255	4,578
Clovis Oncology, Inc. (A)	2,104	63,709
Coherus Biosciences, Inc. (A)	2,336	33,498
Concert Pharmaceuticals, Inc. (A)	999	15,175
Corbus Pharmaceuticals Holdings, Inc. (A)(B)	2,301	15,969
Crinetics Pharmaceuticals, Inc. (A)	341	8,150
Cytokinetics, Inc. (A)	2,173	15,689
CytomX Therapeutics, Inc. (A)	1,987	22,294
Deciphera Pharmaceuticals, Inc. (A)	396	11,246
Denali Therapeutics, Inc. (A)	2,015	43,846
Dicerna Pharmaceuticals, Inc. (A)	2,461	30,049
Dynavax Technologies Corp. (A)	2,823	25,972
Eagle Pharmaceuticals, Inc. (A)	469	23,483
U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Editas Medicine, Inc. (A)	2,073	$42,766
Emergent BioSolutions, Inc. (A)	1,988	116,000
Enanta Pharmaceuticals, Inc. (A)	741	75,982
Epizyme, Inc. (A)	2,690	34,862
Esperion Therapeutics, Inc. (A)	1,014	46,745
Evelo Biosciences, Inc. (A)	720	6,329
Exelixis, Inc. (A)	29,230	654,460
Fate Therapeutics, Inc. (A)	2,688	42,228
FibroGen, Inc. (A)	3,332	192,590
Five Prime Therapeutics, Inc. (A)	1,599	18,516
Flexion Therapeutics, Inc. (A)	1,530	21,145
Forty Seven, Inc. (A)	413	6,897
G1 Therapeutics, Inc. (A)	1,052	19,420
Genomic Health, Inc. (A)	921	69,968
Geron Corp. (A)	7,749	11,314
Gilead Sciences, Inc.	76,875	4,998,413
Global Blood Therapeutics, Inc. (A)	2,193	115,133
GlycoMimetics, Inc. (A)	1,575	19,357
Gritstone Oncology, Inc. (A)	355	4,565
Halozyme Therapeutics, Inc. (A)	5,526	95,324
Heron Therapeutics, Inc. (A)	3,034	80,310
Homology Medicines, Inc. (A)	784	23,112
ImmunoGen, Inc. (A)	6,444	30,416
Immunomedics, Inc. (A)(B)	6,451	101,668
Incyte Corp. (A)	10,527	907,743
Inovio Pharmaceuticals, Inc. (A)	3,906	14,296
Insmed, Inc. (A)	3,375	100,069
Insys Therapeutics, Inc. (A)(B)	1,446	9,095
Intellia Therapeutics, Inc. (A)	1,503	22,891
Intercept Pharmaceuticals, Inc. (A)	961	95,850
Intrexon Corp. (A)(B)	3,297	26,277
Invitae Corp. (A)	2,908	58,509
Iovance Biotherapeutics, Inc. (A)	4,708	48,351
Ironwood Pharmaceuticals, Inc. (A)	6,212	88,459
Kadmon Holdings, Inc. (A)	4,682	13,906
Karyopharm Therapeutics, Inc. (A)	2,197	9,074
Kezar Life Sciences, Inc. (A)	245	4,986
Kindred Biosciences, Inc. (A)	1,451	15,700
Kiniksa Pharmaceuticals, Ltd., Class A (A)	330	5,924
Kura Oncology, Inc. (A)	1,313	20,010
La Jolla Pharmaceutical Company (A)(B)	1,071	6,105
Lexicon Pharmaceuticals, Inc. (A)(B)	2,139	11,379
Ligand Pharmaceuticals, Inc. (A)	2,992	371,247
MacroGenics, Inc. (A)	1,773	35,460
Madrigal Pharmaceuticals, Inc. (A)	307	40,303
MannKind Corp. (A)	6,965	12,467
MediciNova, Inc. (A)	1,890	17,294
Minerva Neurosciences, Inc. (A)	1,475	11,697
Mirati Therapeutics, Inc. (A)	886	64,501
Momenta Pharmaceuticals, Inc. (A)	3,479	49,019
Myriad Genetics, Inc. (A)	3,071	95,293
Natera, Inc. (A)	1,465	23,206
Novavax, Inc. (A)(B)	16,987	11,978
OPKO Health, Inc. (A)	14,394	36,705
Organovo Holdings, Inc. (A)	6,136	6,504
Palatin Technologies, Inc. (A)	10,336	10,212
PDL BioPharma, Inc. (A)	6,516	23,653
Pieris Pharmaceuticals, Inc. (A)	2,628	7,884
PolarityTE, Inc. (A)(B)	504	6,103
Portola Pharmaceuticals, Inc. (A)(B)	2,881	88,476
Principia Biopharma, Inc. (A)	228	8,076
Progenics Pharmaceuticals, Inc. (A)	3,894	17,211
Proteostasis Therapeutics, Inc. (A)	1,561	6,431
Prothena Corp. PLC (A)	1,834	24,576
PTC Therapeutics, Inc. (A)	1,996	68,942

The accompanying notes are an integral part of the financial statements.	99

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Puma Biotechnology, Inc. (A)	1,297	$36,070
Ra Pharmaceuticals, Inc. (A)	666	12,834
Radius Health, Inc. (A)	1,819	34,488
Recro Pharma, Inc. (A)	824	7,078
Regeneron Pharmaceuticals, Inc. (A)	4,612	1,986,573
REGENXBIO, Inc. (A)	1,411	72,991
Repligen Corp. (A)	1,716	102,136
Retrophin, Inc. (A)	1,841	41,533
Rhythm Pharmaceuticals, Inc. (A)	702	20,133
Rigel Pharmaceuticals, Inc. (A)	7,882	17,262
Rocket Pharmaceuticals, Inc. (A)	946	16,470
Rubius Therapeutics, Inc. (A)	563	8,940
Sangamo Therapeutics, Inc. (A)	4,542	40,923
Savara, Inc. (A)	1,374	9,453
Scholar Rock Holding Corp. (A)	347	6,461
Seres Therapeutics, Inc. (A)	1,157	7,092
Solid Biosciences, Inc. (A)	584	6,243
Sorrento Therapeutics, Inc. (A)(B)	5,299	10,757
Spark Therapeutics, Inc. (A)	1,390	157,487
Spectrum Pharmaceuticals, Inc. (A)	4,495	48,591
Spring Bank Pharmaceuticals, Inc. (A)	783	8,143
Stemline Therapeutics, Inc. (A)	1,324	14,524
Synlogic, Inc. (A)	825	7,169
Syros Pharmaceuticals, Inc. (A)	1,259	8,549
T2 Biosystems, Inc. (A)	1,637	7,105
TG Therapeutics, Inc. (A)	2,888	19,638
Tocagen, Inc. (A)	870	9,500
Twist Bioscience Corp. (A)	262	5,704
Tyme Technologies, Inc. (A)(B)	4,777	11,608
Ultragenyx Pharmaceutical, Inc. (A)	2,104	134,951
United Therapeutics Corp. (A)	4,261	538,122
UNITY Biotechnology, Inc. (A)	1,120	11,200
Vanda Pharmaceuticals, Inc. (A)	2,257	45,682
Veracyte, Inc. (A)	1,256	25,384
Verastem, Inc. (A)(B)	3,302	9,939
Vericel Corp. (A)	1,901	35,568
Vertex Pharmaceuticals, Inc. (A)	15,186	2,866,358
Viking Therapeutics, Inc. (A)(B)	2,714	22,825
Voyager Therapeutics, Inc. (A)	998	14,970
Xencor, Inc. (A)	2,057	62,409
Y-mAbs Therapeutics, Inc. (A)	278	6,019
Zafgen, Inc. (A)	1,573	7,031
ZIOPHARM Oncology, Inc. (A)(B)	6,207	18,311
		41,319,462
Health care equipment and supplies – 3.3%
Abbott Laboratories	92,801	7,203,214
ABIOMED, Inc. (A)	2,372	793,434
Accuray, Inc. (A)	3,854	18,576
Align Technology, Inc. (A)	3,839	994,186
AngioDynamics, Inc. (A)	1,608	36,035
Anika Therapeutics, Inc. (A)	625	20,394
Antares Pharma, Inc. (A)	6,625	23,784
AtriCure, Inc. (A)	1,609	51,391
Atrion Corp.	61	47,969
Avanos Medical, Inc. (A)	6,686	314,777
AxoGen, Inc. (A)	1,503	27,745
Baxter International, Inc.	26,157	1,954,713
Becton, Dickinson and Company	14,176	3,526,847
Boston Scientific Corp. (A)	73,122	2,933,655
Cantel Medical Corp.	3,549	260,922
Cardiovascular Systems, Inc. (A)	1,497	52,949
Cerus Corp. (A)	5,906	38,448
CONMED Corp.	1,100	84,590
CryoLife, Inc. (A)	1,554	45,967
CryoPort, Inc. (A)(B)	1,209	13,904
U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Cutera, Inc. (A)	673	$11,522
CytoSorbents Corp. (A)	1,449	11,708
Danaher Corp.	32,593	4,139,963
DENTSPLY SIRONA, Inc.	11,881	496,151
Edwards Lifesciences Corp. (A)	11,047	1,870,147
FONAR Corp. (A)	323	6,993
GenMark Diagnostics, Inc. (A)	2,380	18,302
Glaukos Corp. (A)	1,486	110,217
Globus Medical, Inc., Class A (A)	10,593	515,773
Haemonetics Corp. (A)	7,307	634,759
Helius Medical Technologies, Inc. (A)	878	6,225
Heska Corp. (A)	294	24,046
Hill-Rom Holdings, Inc.	6,578	697,597
Hologic, Inc. (A)	14,131	666,277
ICU Medical, Inc. (A)	1,623	398,868
IDEXX Laboratories, Inc. (A)	4,542	958,498
Inogen, Inc. (A)	2,506	269,295
Integer Holdings Corp. (A)	1,354	123,160
Integra LifeSciences Holdings Corp. (A)	6,912	380,782
IntriCon Corp. (A)	341	9,180
Intuitive Surgical, Inc. (A)	6,035	3,304,826
Invacare Corp.	1,661	16,162
iRhythm Technologies, Inc. (A)	1,057	101,250
Lantheus Holdings, Inc. (A)	1,647	37,634
LeMaitre Vascular, Inc.	723	21,632
LivaNova PLC (A)	6,878	641,030
Masimo Corp. (A)	4,767	625,812
Medtronic PLC	70,968	6,422,604
Meridian Bioscience, Inc.	1,852	31,614
Merit Medical Systems, Inc. (A)	2,324	129,517
Natus Medical, Inc. (A)	1,422	39,290
Neogen Corp. (A)	2,200	136,312
Neuronetics, Inc. (A)	297	5,183
Nevro Corp. (A)	1,279	58,924
Novocure, Ltd. (A)	3,214	172,624
NuVasive, Inc. (A)	7,272	428,321
Nuvectra Corp. (A)	783	9,842
OraSure Technologies, Inc. (A)	2,696	28,982
Orthofix Medical, Inc. (A)	763	46,619
OrthoPediatrics Corp. (A)	310	12,744
Oxford Immunotec Global PLC (A)	1,165	19,444
Pulse Biosciences, Inc. (A)	508	9,058
Quidel Corp. (A)	1,498	98,209
ResMed, Inc.	7,479	766,074
Rockwell Medical, Inc. (A)(B)	2,331	10,839
RTI Surgical, Inc. (A)	2,697	13,431
SeaSpine Holdings Corp. (A)	716	10,983
Senseonics Holdings, Inc. (A)(B)	4,183	12,507
SI-BONE, Inc. (A)	321	6,651
Sientra, Inc. (A)	1,062	11,756
STAAR Surgical Company (A)	1,934	71,171
STERIS PLC	8,261	999,251
Stryker Corp.	16,413	3,094,015
Surmodics, Inc. (A)	578	33,726
Tactile Systems Technology, Inc. (A)	769	58,452
Tandem Diabetes Care, Inc. (A)	2,227	146,024
Teleflex, Inc.	2,451	710,398
The Cooper Companies, Inc.	2,577	736,996
TransEnterix, Inc. (A)(B)	7,347	18,294
Utah Medical Products, Inc.	159	13,496
Varex Imaging Corp. (A)	1,689	53,102
Varian Medical Systems, Inc. (A)	4,772	641,166
ViewRay, Inc. (A)	2,896	24,558
West Pharmaceutical Services, Inc.	7,243	758,704
Wright Medical Group NV (A)	5,428	169,951

The accompanying notes are an integral part of the financial statements.	100

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Zimmer Biomet Holdings, Inc.	10,779	$1,337,889
		51,890,030
Health care providers and services – 2.7%
Acadia Healthcare Company, Inc. (A)	8,628	226,830
Addus HomeCare Corp. (A)	429	28,833
Amedisys, Inc. (A)	4,163	517,461
American Renal Associates Holdings, Inc. (A)	666	8,318
AmerisourceBergen Corp.	8,215	684,310
AMN Healthcare Services, Inc. (A)	2,010	100,520
Anthem, Inc.	13,669	4,110,678
BioScrip, Inc. (A)	5,825	18,931
BioTelemetry, Inc. (A)	1,443	107,821
Brookdale Senior Living, Inc. (A)	8,295	56,074
Capital Senior Living Corp. (A)	1,323	6,615
Cardinal Health, Inc.	15,673	851,671
Centene Corp. (A)	21,708	1,321,800
Chemed Corp.	1,565	515,668
Cigna Corp.	20,123	3,510,256
Civitas Solutions, Inc. (A)	731	12,983
Community Health Systems, Inc. (A)(B)	3,937	19,488
CorVel Corp. (A)	395	26,584
Covetrus, Inc. (A)	9,274	331,824
Cross Country Healthcare, Inc. (A)	1,614	14,106
CVS Health Corp.	68,329	3,951,466
DaVita, Inc. (A)	6,760	384,644
Diplomat Pharmacy, Inc. (A)	2,517	16,235
Encompass Health Corp.	9,672	610,690
Guardant Health, Inc. (A)	584	38,918
HCA Healthcare, Inc.	14,190	1,972,978
HealthEquity, Inc. (A)	7,670	617,282
Henry Schein, Inc. (A)	8,154	483,532
Humana, Inc.	7,252	2,067,110
Laboratory Corp. of America Holdings (A)	5,310	787,154
LHC Group, Inc. (A)	1,286	141,061
Magellan Health, Inc. (A)	1,082	73,695
McKesson Corp.	10,321	1,312,418
MEDNAX, Inc. (A)	8,742	287,699
Molina Healthcare, Inc. (A)	6,100	821,243
National HealthCare Corp.	522	42,496
National Research Corp.	481	18,725
Owens & Minor, Inc.	2,825	17,628
Patterson Companies, Inc.	11,682	263,429
PetIQ, Inc. (A)	692	20,836
Quest Diagnostics, Inc.	7,122	616,409
R1 RCM, Inc. (A)	4,503	44,535
RadNet, Inc. (A)	1,770	24,143
Select Medical Holdings Corp. (A)	4,768	70,662
Surgery Partners, Inc. (A)	855	10,705
Tenet Healthcare Corp. (A)	11,785	336,815
The Ensign Group, Inc.	2,178	107,702
The Providence Service Corp. (A)	492	35,089
Tivity Health, Inc. (A)	1,772	37,921
Triple-S Management Corp., Class B (A)	987	25,109
UnitedHealth Group, Inc.	50,828	12,311,558
Universal Health Services, Inc., Class B	4,463	619,598
US Physical Therapy, Inc.	542	59,750
WellCare Health Plans, Inc. (A)	2,629	666,662
		41,366,668
Health care technology – 0.2%
Allscripts Healthcare Solutions, Inc. (A)	24,737	265,181
Castlight Health, Inc., B Shares (A)	3,620	11,548
Cerner Corp. (A)	17,392	973,082
Computer Programs & Systems, Inc.	525	17,294
Evolent Health, Inc., Class A (A)	2,979	39,293
U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care technology (continued)
HealthStream, Inc.	1,141	$31,720
HMS Holdings Corp. (A)	3,623	124,849
Inovalon Holdings, Inc., Class A (A)	3,022	39,709
Inspire Medical Systems, Inc. (A)	523	32,426
Medidata Solutions, Inc. (A)	8,500	637,670
NextGen Healthcare, Inc. (A)	2,371	41,493
Omnicell, Inc. (A)	1,690	143,566
Simulations Plus, Inc.	535	10,973
Tabula Rasa HealthCare, Inc. (A)	774	42,655
Teladoc Health, Inc. (A)(B)	2,927	188,382
Vocera Communications, Inc. (A)	1,316	43,612
		2,643,453
Life sciences tools and services – 1.0%
Accelerate Diagnostics, Inc. (A)(B)	1,186	25,357
Agilent Technologies, Inc.	16,118	1,280,414
Bio-Rad Laboratories, Inc., Class A (A)	1,969	533,402
Bio-Techne Corp.	3,692	715,879
Cambrex Corp. (A)	1,478	61,101
Charles River Laboratories International, Inc. (A)	4,702	668,483
ChromaDex Corp. (A)(B)	1,920	6,701
Codexis, Inc. (A)	2,209	47,759
Enzo Biochem, Inc. (A)	2,154	7,281
Fluidigm Corp. (A)	1,266	14,002
Illumina, Inc. (A)	7,429	2,323,568
IQVIA Holdings, Inc. (A)	8,006	1,121,641
Luminex Corp.	1,816	46,272
Medpace Holdings, Inc. (A)	957	52,587
Mettler-Toledo International, Inc. (A)	1,263	859,989
NanoString Technologies, Inc. (A)	1,122	28,577
NeoGenomics, Inc. (A)	2,836	55,586
Pacific Biosciences of California, Inc. (A)	6,021	44,014
PerkinElmer, Inc.	5,578	525,224
PRA Health Sciences, Inc. (A)	5,717	611,605
Quanterix Corp. (A)	415	10,255
Syneos Health, Inc. (A)	8,665	361,937
Thermo Fisher Scientific, Inc.	20,344	5,280,692
Waters Corp. (A)	3,828	927,218
		15,609,544
Pharmaceuticals – 5.0%
Aclaris Therapeutics, Inc. (A)	1,650	10,692
Aerie Pharmaceuticals, Inc. (A)	1,570	73,272
Akcea Therapeutics, Inc. (A)(B)	578	19,669
Akorn, Inc. (A)	4,205	17,030
Allergan PLC	20,534	2,827,737
Amneal Pharmaceuticals, Inc. (A)	3,852	52,118
Amphastar Pharmaceuticals, Inc. (A)	1,577	39,188
ANI Pharmaceuticals, Inc. (A)	362	23,816
Aratana Therapeutics, Inc. (A)	2,124	8,538
Arvinas, Inc. (A)	317	6,137
Assembly Biosciences, Inc. (A)	954	20,406
Assertio Therapeutics, Inc. (A)	2,706	11,203
Bristol-Myers Squibb Company	105,899	5,470,742
Catalent, Inc. (A)	14,212	614,243
Collegium Pharmaceutical, Inc. (A)	1,307	22,990
Corcept Therapeutics, Inc. (A)(B)	4,320	53,870
Corium International, Inc. (A)(C)	1,251	225
Cymabay Therapeutics, Inc. (A)	2,662	31,438
Dermira, Inc. (A)	1,624	13,560
Dova Pharmaceuticals, Inc. (A)	660	5,069
Durect Corp. (A)	7,196	5,684
Eli Lilly & Company	61,204	7,729,453
Eloxx Pharmaceuticals, Inc. (A)	1,047	13,454
Endo International PLC (A)	9,821	107,933
Evolus, Inc. (A)(B)	392	10,364

The accompanying notes are an integral part of the financial statements.	101

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Horizon Pharma PLC (A)	7,351	$213,253
Innoviva, Inc. (A)	3,039	47,712
Intersect ENT, Inc. (A)	1,325	45,037
Intra-Cellular Therapies, Inc. (A)	2,009	27,363
Johnson & Johnson	174,116	23,791,210
Lannett Company, Inc. (A)	1,422	13,381
Mallinckrodt PLC (A)	11,742	293,080
Marinus Pharmaceuticals, Inc. (A)	1,872	6,421
Merck & Company, Inc.	168,811	13,722,646
Mylan NV (A)	33,644	887,865
MyoKardia, Inc. (A)	1,500	67,275
Nektar Therapeutics (A)	11,273	457,007
Neos Therapeutics, Inc. (A)	2,704	6,192
Ocular Therapeutix, Inc. (A)	1,699	7,561
Odonate Therapeutics, Inc. (A)	389	6,411
Omeros Corp. (A)(B)	2,061	29,720
Optinose, Inc. (A)	1,035	7,680
Pacira Pharmaceuticals, Inc. (A)	1,756	72,312
Paratek Pharmaceuticals, Inc. (A)(B)	1,601	10,374
Perrigo Company PLC	8,168	397,782
Pfizer, Inc.	375,256	16,267,348
Phibro Animal Health Corp., Class A	901	26,399
Prestige Consumer Healthcare, Inc. (A)	7,341	214,798
Reata Pharmaceuticals, Inc., Class A (A)	822	77,547
Revance Therapeutics, Inc. (A)	1,486	25,173
SIGA Technologies, Inc. (A)	2,390	16,204
Supernus Pharmaceuticals, Inc. (A)	2,149	87,765
The Medicines Company (A)(B)	3,037	74,923
TherapeuticsMD, Inc. (A)(B)	8,119	46,441
Theravance Biopharma, Inc. (A)	1,927	46,768
Tricida, Inc. (A)	562	12,999
WaVe Life Sciences, Ltd. (A)	781	32,747
Xeris Pharmaceuticals, Inc. (A)	355	3,554
Zoetis, Inc.	31,253	2,944,970
Zogenix, Inc. (A)(B)	1,843	97,181
		77,273,930
		230,103,087
Industrials – 11.6%
Aerospace and defense – 3.2%
AAR Corp.	1,434	52,384
Aerojet Rocketdyne Holdings, Inc. (A)	3,152	117,412
Aerovironment, Inc. (A)	927	73,854
Arconic, Inc.	30,465	563,298
Astronics Corp. (A)	954	34,315
Axon Enterprise, Inc. (A)	2,504	134,790
Cubic Corp.	1,103	68,055
Curtiss-Wright Corp.	4,281	527,804
Ducommun, Inc. (A)	466	19,772
Esterline Technologies Corp. (A)	3,721	453,032
General Dynamics Corp.	19,722	3,357,079
Harris Corp.	8,336	1,374,856
Huntington Ingalls Industries, Inc.	3,043	637,235
Kratos Defense & Security Solutions, Inc. (A)	3,869	66,508
L3 Technologies, Inc.	5,576	1,180,718
Lockheed Martin Corp.	17,531	5,424,267
Maxar Technologies, Inc.	2,555	18,626
Mercury Systems, Inc. (A)	2,052	130,343
Moog, Inc., Class A	1,397	131,262
National Presto Industries, Inc.	212	23,774
Northrop Grumman Corp.	12,300	3,566,508
Raytheon Company	20,161	3,760,027
Sparton Corp. (A)	427	7,891
Teledyne Technologies, Inc. (A)	3,527	832,513
Textron, Inc.	17,210	934,503
U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
The Boeing Company	37,417	$16,461,983
The KeyW Holding Corp. (A)	2,249	16,643
TransDigm Group, Inc. (A)	3,438	1,492,401
Triumph Group, Inc.	2,165	50,141
United Technologies Corp.	57,499	7,225,899
Vectrus, Inc. (A)	517	13,938
Wesco Aircraft Holdings, Inc. (A)	2,359	20,028
		48,771,859
Air freight and logistics – 0.7%
Air Transport Services Group, Inc. (A)	2,557	59,501
Atlas Air Worldwide Holdings, Inc. (A)	1,037	55,728
C.H. Robinson Worldwide, Inc.	9,405	850,024
Echo Global Logistics, Inc. (A)	1,247	29,953
Expeditors International of Washington, Inc.	11,803	884,635
FedEx Corp.	16,577	3,000,437
Forward Air Corp.	1,282	82,881
Hub Group, Inc., Class A (A)	1,436	61,719
Radiant Logistics, Inc. (A)	1,922	12,282
United Parcel Service, Inc., Class B	47,536	5,238,467
		10,275,627
Airlines – 0.5%
Alaska Air Group, Inc.	8,431	520,193
Allegiant Travel Company	570	75,297
American Airlines Group, Inc.	28,022	998,424
Delta Air Lines, Inc.	42,661	2,115,132
Hawaiian Holdings, Inc.	2,167	64,468
JetBlue Airways Corp. (A)	29,798	497,627
SkyWest, Inc.	2,237	120,887
Southwest Airlines Company	34,601	1,939,040
Spirit Airlines, Inc. (A)	2,991	168,244
United Continental Holdings, Inc. (A)	15,648	1,374,051
		7,873,363
Building products – 0.4%
AAON, Inc.	1,807	72,027
Advanced Drainage Systems, Inc.	1,552	39,452
Allegion PLC	5,066	455,737
American Woodmark Corp. (A)	633	53,932
AO Smith Corp.	7,671	398,355
Apogee Enterprises, Inc.	1,242	44,327
Armstrong Flooring, Inc. (A)	1,006	14,426
Builders FirstSource, Inc. (A)	5,008	69,761
Caesarstone, Ltd.	1,079	18,127
Continental Building Products, Inc. (A)	1,614	46,532
CSW Industrials, Inc. (A)	680	38,610
Fortune Brands Home & Security, Inc.	7,540	355,285
Gibraltar Industries, Inc. (A)	1,396	56,538
Griffon Corp.	1,569	27,991
Insteel Industries, Inc.	816	18,564
JELD-WEN Holding, Inc. (A)	3,016	60,953
Johnson Controls International PLC	49,205	1,735,460
Lennox International, Inc.	3,544	869,166
Masco Corp.	16,279	611,439
Masonite International Corp. (A)	1,157	64,156
NCI Building Systems, Inc. (A)	1,966	13,801
Patrick Industries, Inc. (A)	1,031	46,612
PGT Innovations, Inc. (A)	2,469	37,233
Quanex Building Products Corp.	1,581	27,177
Resideo Technologies, Inc. (A)	12,022	308,965
Simpson Manufacturing Company, Inc.	1,789	107,215
Trex Company, Inc. (A)	2,569	192,547
Universal Forest Products, Inc.	2,631	81,482
		5,865,870

The accompanying notes are an integral part of the financial statements.	102

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies – 0.6%
ABM Industries, Inc.	2,881	$102,736
ACCO Brands Corp.	4,591	42,696
Advanced Disposal Services, Inc. (A)	3,140	83,273
Brady Corp., Class A	2,048	96,891
BrightView Holdings, Inc. (A)	1,096	14,796
Casella Waste Systems, Inc., Class A (A)	1,754	61,881
CECO Environmental Corp. (A)	1,489	11,346
Cimpress NV (A)	966	79,695
Cintas Corp.	4,766	984,656
Clean Harbors, Inc. (A)	4,983	338,844
Copart, Inc. (A)	11,298	662,854
Covanta Holding Corp.	5,144	87,345
Deluxe Corp.	6,547	304,632
Ennis, Inc.	1,140	24,168
Healthcare Services Group, Inc. (B)	10,449	398,943
Heritage-Crystal Clean, Inc. (A)	695	16,791
Herman Miller, Inc.	8,404	308,259
HNI Corp.	6,186	238,965
Interface, Inc.	2,640	46,860
Kimball International, Inc., Class B	1,651	25,904
Knoll, Inc.	2,146	45,409
LSC Communications, Inc.	1,541	13,037
Matthews International Corp., Class A	1,381	54,922
McGrath RentCorp	1,048	62,712
Mobile Mini, Inc.	1,962	70,652
MSA Safety, Inc.	4,902	506,818
Multi-Color Corp.	628	31,306
PICO Holdings, Inc. (A)	1,265	13,004
Pitney Bowes, Inc.	26,652	191,628
Quad/Graphics, Inc.	1,404	20,484
Republic Services, Inc.	11,965	938,415
Rollins, Inc.	7,989	316,844
RR Donnelley & Sons Company	3,259	17,533
SP Plus Corp. (A)	1,006	34,606
Steelcase, Inc., Class A	3,703	64,840
Stericycle, Inc. (A)	8,326	371,173
Team, Inc. (A)	1,325	20,697
Tetra Tech, Inc.	2,412	144,768
The Brink's Company	7,140	563,489
UniFirst Corp.	663	95,353
US Ecology, Inc.	957	54,913
Viad Corp.	883	51,126
VSE Corp.	420	14,847
Waste Management, Inc.	21,581	2,185,076
		9,815,187
Construction and engineering – 0.3%
AECOM (A)	15,286	473,255
Aegion Corp. (A)	1,473	25,571
Ameresco, Inc., Class A (A)	908	14,864
Argan, Inc.	635	29,528
Comfort Systems USA, Inc.	1,595	85,524
Dycom Industries, Inc. (A)	4,379	197,405
EMCOR Group, Inc.	8,105	584,614
Fluor Corp.	8,882	333,963
Granite Construction, Inc.	6,508	303,012
Great Lakes Dredge & Dock Corp. (A)	2,569	22,864
HC2 Holdings, Inc. (A)	2,270	7,151
Infrastructure and Energy Alternatives, Inc. (A)	861	5,364
Jacobs Engineering Group, Inc.	7,364	543,316
KBR, Inc.	19,909	393,402
MasTec, Inc. (A)	8,980	387,756
MYR Group, Inc. (A)	727	24,384
Northwest Pipe Company (A)	435	10,731
NV5 Global, Inc. (A)	414	32,814
U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction and engineering (continued)
Orion Group Holdings, Inc. (A)	1,581	$6,719
Primoris Services Corp.	1,848	43,188
Quanta Services, Inc.	8,919	317,873
Sterling Construction Company, Inc. (A)	1,277	18,657
Tutor Perini Corp. (A)	1,623	30,545
Valmont Industries, Inc.	2,160	295,034
Willscot Corp. (A)	1,662	16,936
		4,204,470
Electrical equipment – 0.6%
Acuity Brands, Inc.	3,919	509,940
Allied Motion Technologies, Inc.	336	13,994
AMETEK, Inc.	12,974	1,032,471
Atkore International Group, Inc. (A)	1,715	39,617
AZZ, Inc.	1,135	52,233
Eaton Corp. PLC	24,252	1,934,582
Emerson Electric Company	35,040	2,387,976
Encore Wire Corp.	898	53,198
Energous Corp. (A)(B)	1,118	6,440
EnerSys	5,930	437,753
Enphase Energy, Inc. (A)(B)	3,789	34,366
Generac Holdings, Inc. (A)	2,629	135,551
Hubbell, Inc.	5,349	631,449
nVent Electric PLC	15,963	438,663
Plug Power, Inc. (A)(B)	9,766	17,481
Powell Industries, Inc.	428	13,735
Preformed Line Products Company	165	9,851
Regal Beloit Corp.	4,218	353,300
Rockwell Automation, Inc.	6,738	1,203,137
Sunrun, Inc. (A)	4,217	65,406
Thermon Group Holdings, Inc. (A)	1,459	36,300
TPI Composites, Inc. (A)	656	19,818
Vicor Corp. (A)	755	23,994
Vivint Solar, Inc. (A)	1,544	8,075
		9,459,330
Industrial conglomerates – 1.3%
3M Company	31,151	6,460,406
Carlisle Companies, Inc.	5,822	716,572
General Electric Company	465,591	4,837,490
Honeywell International, Inc.	39,603	6,101,634
Raven Industries, Inc.	1,563	62,395
Roper Technologies, Inc.	5,554	1,797,552
		19,976,049
Machinery – 2.0%
Actuant Corp., Class A	2,647	64,719
AGCO Corp.	6,429	434,472
Alamo Group, Inc.	426	40,913
Albany International Corp., Class A	1,249	96,860
Altra Industrial Motion Corp.	2,646	84,169
Astec Industries, Inc.	1,020	38,923
Barnes Group, Inc.	2,072	120,321
Blue Bird Corp. (A)	659	12,257
Briggs & Stratton Corp.	1,840	24,122
Caterpillar, Inc.	31,059	4,265,643
Chart Industries, Inc. (A)	1,341	118,383
CIRCOR International, Inc. (A)	756	23,837
Columbus McKinnon Corp.	1,007	37,712
Commercial Vehicle Group, Inc. (A)	1,432	11,456
Crane Company	4,940	417,776
Cummins, Inc.	7,777	1,198,358
Deere & Company	16,930	2,777,197
DMC Global, Inc.	627	29,456
Donaldson Company, Inc.	12,503	645,030
Douglas Dynamics, Inc.	979	41,294
Dover Corp.	7,663	693,731

The accompanying notes are an integral part of the financial statements.	103

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Energy Recovery, Inc. (A)(B)	1,658	$13,297
EnPro Industries, Inc.	895	61,388
ESCO Technologies, Inc.	1,100	76,109
Evoqua Water Technologies Corp. (A)	3,422	46,471
Federal Signal Corp.	2,569	63,146
Flowserve Corp.	7,020	311,758
Fortive Corp.	15,467	1,261,643
Franklin Electric Company, Inc.	2,022	107,591
Global Brass & Copper Holdings, Inc.	963	32,501
Graco, Inc.	16,272	764,133
Graham Corp.	524	11,869
Harsco Corp. (A)	3,540	79,225
Hillenbrand, Inc.	2,722	120,557
Hurco Companies, Inc.	311	13,336
Hyster-Yale Materials Handling, Inc.	464	31,394
IDEX Corp.	7,500	1,080,750
Illinois Tool Works, Inc.	16,068	2,315,077
Ingersoll-Rand PLC	12,937	1,365,630
ITT, Inc.	8,564	494,657
John Bean Technologies Corp.	1,368	128,182
Kadant, Inc.	471	41,189
Kennametal, Inc.	11,572	436,149
LB Foster Company, Class A (A)	513	8,880
Lincoln Electric Holdings, Inc.	6,301	544,532
Lindsay Corp.	464	42,906
Lydall, Inc. (A)	768	21,619
Manitex International, Inc. (A)	786	6,005
Meritor, Inc. (A)	3,542	78,916
Milacron Holdings Corp. (A)	3,052	42,697
Miller Industries, Inc.	488	16,548
Mueller Industries, Inc.	2,494	82,427
Mueller Water Products, Inc., Class A	6,763	70,606
Navistar International Corp. (A)	2,161	82,918
NN, Inc.	1,927	19,097
Nordson Corp.	5,116	694,548
Omega Flex, Inc.	126	9,311
Oshkosh Corp.	7,029	546,926
PACCAR, Inc.	18,386	1,246,571
Parker-Hannifin Corp.	6,968	1,227,483
Park-Ohio Holdings Corp.	428	13,606
Pentair PLC	8,320	353,933
Proto Labs, Inc. (A)	1,179	133,215
RBC Bearings, Inc. (A)	1,036	145,195
REV Group, Inc.	1,392	12,305
Rexnord Corp. (A)	4,543	121,162
Snap-on, Inc.	2,906	464,960
Spartan Motors, Inc.	1,659	15,163
SPX Corp. (A)	1,857	67,521
SPX FLOW, Inc. (A)	1,852	63,931
Standex International Corp.	559	45,844
Stanley Black & Decker, Inc.	7,953	1,053,216
Sun Hydraulics Corp.	1,295	61,616
Tennant Company	780	49,296
Terex Corp.	6,341	212,994
The Gorman-Rupp Company	759	25,662
The Greenbrier Companies, Inc.	1,388	57,255
The Manitowoc Company, Inc. (A)	1,578	28,388
The Timken Company	6,763	293,447
The Toro Company	10,284	705,277
Titan International, Inc.	2,382	14,911
TriMas Corp. (A)	1,994	64,466
Trinity Industries, Inc.	14,303	334,833
Twin Disc, Inc. (A)	525	9,287
Wabash National Corp.	2,423	35,957
Wabtec Corp.	2,501	183,200
U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Watts Water Technologies, Inc., Class A	1,202	$96,809
Woodward, Inc.	7,768	748,369
Xylem, Inc.	9,402	710,321
		30,896,810
Marine – 0.0%
Costamare, Inc.	2,397	12,464
Eagle Bulk Shipping, Inc. (A)	2,239	10,949
Kirby Corp. (A)	5,268	390,991
Matson, Inc.	1,868	67,453
Scorpio Bulkers, Inc.	2,811	11,919
		493,776
Professional services – 0.4%
Acacia Research Corp. (A)	2,486	7,582
ASGN, Inc. (A)	7,348	473,285
Barrett Business Services, Inc.	321	25,211
BG Staffing, Inc.	406	10,130
CBIZ, Inc. (A)	2,206	45,510
CRA International, Inc.	352	17,586
Equifax, Inc.	6,634	726,489
Exponent, Inc.	2,236	126,625
Forrester Research, Inc.	454	22,791
Franklin Covey Company (A)	501	13,036
FTI Consulting, Inc. (A)	1,635	121,252
GP Strategies Corp. (A)	610	10,211
Heidrick & Struggles International, Inc.	831	35,824
Huron Consulting Group, Inc. (A)	955	43,758
ICF International, Inc.	779	58,830
IHS Markit, Ltd. (A)	19,728	1,048,938
InnerWorkings, Inc. (A)	2,148	10,418
Insperity, Inc.	5,387	680,216
Kelly Services, Inc., Class A	1,384	33,396
Kforce, Inc.	1,018	37,676
Korn Ferry	2,504	122,170
ManpowerGroup, Inc.	6,045	509,291
Mistras Group, Inc. (A)	868	13,697
Navigant Consulting, Inc.	1,819	37,453
Nielsen Holdings PLC	19,345	506,839
Resources Connection, Inc.	1,340	23,276
Robert Half International, Inc.	6,658	454,009
TriNet Group, Inc. (A)	1,903	116,635
TrueBlue, Inc. (A)	1,771	40,768
Upwork, Inc. (A)	453	10,732
Verisk Analytics, Inc. (A)	9,054	1,144,697
WageWorks, Inc. (A)	1,749	57,542
Willdan Group, Inc. (A)	435	16,478
		6,602,351
Road and rail – 1.3%
ArcBest Corp.	1,138	39,637
Avis Budget Group, Inc. (A)	9,288	332,696
Covenant Transportation Group, Inc., Class A (A)	564	12,865
CSX Corp.	54,849	3,985,877
Daseke, Inc. (A)	2,105	9,999
Genesee & Wyoming, Inc., Class A (A)	5,709	468,138
Heartland Express, Inc.	2,048	41,144
Hertz Global Holdings, Inc. (A)	2,415	46,127
J.B. Hunt Transport Services, Inc.	5,972	643,005
Kansas City Southern	6,956	755,700
Knight-Swift Transportation Holdings, Inc.	12,286	413,178
Landstar System, Inc.	4,020	436,894
Marten Transport, Ltd.	1,766	32,936
Norfolk Southern Corp.	18,623	3,339,104
Old Dominion Freight Line, Inc.	6,394	964,023
Ryder System, Inc.	5,190	322,610

The accompanying notes are an integral part of the financial statements.	104

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Road and rail (continued)
Saia, Inc. (A)	1,123	$74,298
U.S. Xpress Enterprises, Inc., Class A (A)	992	8,680
Union Pacific Corp.	50,379	8,448,558
Universal Logistics Holdings, Inc.	428	9,480
USA Truck, Inc. (A)	405	6,966
Werner Enterprises, Inc.	6,358	219,542
YRC Worldwide, Inc. (A)	1,619	12,418
		20,623,875
Trading companies and distributors – 0.3%
Aircastle, Ltd.	2,357	46,810
Applied Industrial Technologies, Inc.	1,667	96,919
Beacon Roofing Supply, Inc. (A)	2,990	108,447
BlueLinx Holdings, Inc. (A)(B)	423	13,553
BMC Stock Holdings, Inc. (A)	2,983	57,065
CAI International, Inc. (A)	773	18,212
DXP Enterprises, Inc. (A)	702	24,830
EVI Industries, Inc.	181	7,331
Fastenal Company	14,421	907,658
Foundation Building Materials, Inc. (A)	821	9,130
GATX Corp.	5,307	421,907
GMS, Inc. (A)	1,462	28,582
H&E Equipment Services, Inc.	1,413	40,680
Herc Holdings, Inc. (A)	1,072	47,168
Kaman Corp.	1,195	73,588
Lawson Products, Inc. (A)	314	9,913
MRC Global, Inc. (A)	3,703	62,433
MSC Industrial Direct Company, Inc., Class A	4,439	374,696
Nexeo Solutions, Inc. (A)(B)	1,460	14,498
NOW, Inc. (A)	15,318	221,039
Rush Enterprises, Inc., Class A	1,226	51,394
Rush Enterprises, Inc., Class B	287	11,853
SiteOne Landscape Supply, Inc. (A)	1,769	95,013
Systemax, Inc.	543	11,001
Textainer Group Holdings, Ltd. (A)	1,247	13,605
Titan Machinery, Inc. (A)	855	16,425
Triton International, Ltd.	2,261	74,410
United Rentals, Inc. (A)	4,074	548,320
Veritiv Corp. (A)	524	15,138
W.W. Grainger, Inc.	2,293	698,838
Watsco, Inc.	3,140	451,815
		4,572,271
		179,430,838
Information technology – 21.0%
Communications equipment – 1.2%
Acacia Communications, Inc. (A)	1,200	64,020
ADTRAN, Inc.	2,138	32,113
Aerohive Networks, Inc. (A)	1,889	9,539
Applied Optoelectronics, Inc. (A)	884	11,934
Arista Networks, Inc. (A)	2,714	774,169
ARRIS International PLC (A)	15,978	506,183
CalAmp Corp. (A)	1,544	21,462
Calix, Inc. (A)	2,051	16,818
Casa Systems, Inc. (A)	1,209	12,320
Ciena Corp. (A)	20,107	857,765
Cisco Systems, Inc.	234,500	12,140,065
Comtech Telecommunications Corp.	1,017	26,951
Digi International, Inc. (A)	1,253	16,540
Extreme Networks, Inc. (A)	5,168	42,481
F5 Networks, Inc. (A)	3,162	531,659
Finisar Corp. (A)	5,107	125,070
Harmonic, Inc. (A)	3,705	20,452
Infinera Corp. (A)	6,700	34,237
InterDigital, Inc.	4,815	335,750
U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
Juniper Networks, Inc.	18,009	$487,684
KVH Industries, Inc. (A)	830	9,429
Lumentum Holdings, Inc. (A)	10,433	519,042
Motorola Solutions, Inc.	8,527	1,220,384
NETGEAR, Inc. (A)	1,376	49,330
NetScout Systems, Inc. (A)	10,122	277,039
Plantronics, Inc.	4,684	235,324
Quantenna Communications, Inc. (A)	1,536	27,878
Ribbon Communications, Inc. (A)	2,432	12,525
ViaSat, Inc. (A)(B)	7,891	596,165
Viavi Solutions, Inc. (A)	9,900	129,987
		19,144,315
Electronic equipment, instruments and components – 1.0%
Amphenol Corp., Class A	15,716	1,476,833
Anixter International, Inc. (A)	1,288	75,580
Arlo Technologies, Inc. (A)	3,104	13,440
Arrow Electronics, Inc. (A)	8,523	679,283
Avnet, Inc.	10,874	472,910
AVX Corp.	2,018	36,728
Badger Meter, Inc.	1,228	72,256
Bel Fuse, Inc., Class B	448	10,954
Belden, Inc.	5,711	352,883
Benchmark Electronics, Inc.	1,913	52,416
Cognex Corp.	16,834	898,936
Coherent, Inc. (A)	2,383	317,130
Control4 Corp. (A)	1,152	20,748
Corning, Inc.	41,752	1,453,387
CTS Corp.	1,425	45,771
Daktronics, Inc.	1,770	14,372
ePlus, Inc. (A)	589	52,680
Fabrinet (A)	1,550	90,675
FARO Technologies, Inc. (A)	758	34,724
Fitbit, Inc., Class A (A)	9,369	55,464
FLIR Systems, Inc.	7,212	371,057
II-VI, Inc. (A)	2,747	116,693
Insight Enterprises, Inc. (A)	1,536	85,740
IPG Photonics Corp. (A)	1,864	288,976
Iteris, Inc. (A)	1,483	6,407
Itron, Inc. (A)	1,488	78,879
Jabil, Inc.	14,056	399,190
KEMET Corp.	2,466	46,731
Keysight Technologies, Inc. (A)	9,773	824,939
Kimball Electronics, Inc. (A)	1,172	18,166
Knowles Corp. (A)	3,785	61,620
Littelfuse, Inc.	2,460	475,001
Maxwell Technologies, Inc. (A)(B)	1,717	8,104
Mesa Laboratories, Inc.	145	33,363
Methode Electronics, Inc.	1,597	44,812
MTS Systems Corp.	787	41,947
Napco Security Technologies, Inc. (A)	571	12,271
National Instruments Corp.	11,005	514,374
nLight, Inc. (A)	1,013	21,668
Novanta, Inc. (A)	1,422	116,220
OSI Systems, Inc. (A)	733	63,661
PAR Technology Corp. (A)	507	13,674
Park Electrochemical Corp.	851	14,799
PC Connection, Inc.	502	20,200
Plexus Corp. (A)	1,354	83,623
Rogers Corp. (A)	803	124,666
Sanmina Corp. (A)	2,953	94,319
ScanSource, Inc. (A)	1,090	40,930
SYNNEX Corp.	5,859	574,885
TE Connectivity, Ltd.	17,892	1,468,754
Tech Data Corp. (A)	5,313	543,095
Trimble, Inc. (A)	24,554	982,406

The accompanying notes are an integral part of the financial statements.	105

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
TTM Technologies, Inc. (A)	4,154	$50,346
Vishay Intertechnology, Inc.	18,668	409,203
Vishay Precision Group, Inc. (A)	473	16,489
Zebra Technologies Corp., Class A (A)	5,260	1,054,683
		15,349,061
IT services – 5.6%
Accenture PLC, Class A	43,211	6,973,391
Akamai Technologies, Inc. (A)	11,108	773,783
Alliance Data Systems Corp.	3,197	553,081
Automatic Data Processing, Inc.	29,672	4,540,706
Brightcove, Inc. (A)	1,729	15,336
Broadridge Financial Solutions, Inc.	7,957	805,646
CACI International, Inc., Class A (A)	3,492	636,452
Carbonite, Inc. (A)	1,417	32,974
Cardtronics PLC, Class A (A)	1,739	51,318
Cass Information Systems, Inc.	631	32,957
Cognizant Technology Solutions Corp., Class A	39,248	2,785,823
CoreLogic, Inc. (A)	7,876	288,813
CSG Systems International, Inc.	1,454	60,414
DXC Technology Company	18,906	1,245,149
Endurance International Group Holdings, Inc. (A)	3,111	21,777
Everi Holdings, Inc. (A)	2,959	22,755
EVERTEC, Inc.	2,630	75,271
Evo Payments, Inc., Class A (A)	1,056	28,216
Exela Technologies, Inc. (A)	2,186	8,700
ExlService Holdings, Inc. (A)	1,459	89,583
Fidelity National Information Services, Inc.	22,175	2,398,226
Fiserv, Inc. (A)	27,010	2,287,477
FleetCor Technologies, Inc. (A)	5,982	1,395,481
Gartner, Inc. (A)	6,188	880,552
Global Payments, Inc.	10,769	1,404,062
GTT Communications, Inc. (A)(B)	1,876	58,644
I3 Verticals, Inc., Class A (A)	367	7,722
IBM Corp.	61,605	8,509,499
Information Services Group, Inc. (A)	1,688	7,275
Internap Corp. (A)	1,307	7,071
Jack Henry & Associates, Inc.	5,284	700,817
Leidos Holdings, Inc.	14,642	945,727
Limelight Networks, Inc. (A)	5,042	14,723
LiveRamp Holdings, Inc. (A)	10,060	540,725
ManTech International Corp., Class A	1,133	61,579
Mastercard, Inc., Class A	61,593	13,844,259
MAXIMUS, Inc.	9,034	638,523
NIC, Inc.	2,833	48,416
Paychex, Inc.	21,609	1,664,325
PayPal Holdings, Inc. (A)	79,879	7,833,734
Perficient, Inc. (A)	1,414	40,455
Perspecta, Inc.	20,080	423,688
Presidio, Inc.	1,624	27,007
PRGX Global, Inc. (A)	1,037	9,727
Sabre Corp.	26,916	603,726
Science Applications International Corp.	7,173	535,823
Sykes Enterprises, Inc. (A)	1,723	50,984
The Hackett Group, Inc.	1,093	17,772
The Western Union Company	30,046	536,922
Total System Services, Inc.	11,423	1,078,331
Travelport Worldwide, Ltd.	5,424	85,265
TTEC Holdings, Inc.	639	21,892
Tucows, Inc., Class A (A)	416	32,252
Unisys Corp. (A)	2,210	29,857
VeriSign, Inc. (A)	7,243	1,289,544
Virtusa Corp. (A)	1,243	62,734
U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Visa, Inc., Class A	119,118	$17,643,758
WEX, Inc. (A)	4,214	750,345
		85,531,064
Semiconductors and semiconductor equipment – 3.3%
Adesto Technologies Corp. (A)	1,266	7,444
Advanced Energy Industries, Inc. (A)	1,682	84,722
Advanced Micro Devices, Inc. (A)	42,509	1,000,237
Alpha & Omega Semiconductor, Ltd. (A)	975	10,491
Ambarella, Inc. (A)(B)	1,348	54,419
Amkor Technology, Inc. (A)	4,524	39,721
Analog Devices, Inc.	17,890	1,913,514
Applied Materials, Inc.	47,510	1,821,533
Aquantia Corp. (A)	1,056	8,290
Axcelis Technologies, Inc. (A)	1,417	29,785
AXT, Inc. (A)	1,807	8,059
Broadcom, Inc.	19,984	5,502,794
Brooks Automation, Inc.	3,036	97,486
Cabot Microelectronics Corp.	1,232	139,339
CEVA, Inc. (A)	1,005	27,959
Cirrus Logic, Inc. (A)	8,466	339,741
Cohu, Inc.	1,761	31,504
Cree, Inc. (A)	14,408	783,939
Cypress Semiconductor Corp.	35,386	546,006
Diodes, Inc. (A)	1,749	70,537
Entegris, Inc.	6,182	218,410
First Solar, Inc. (A)	7,378	387,714
FormFactor, Inc. (A)	3,241	51,370
Ichor Holdings, Ltd. (A)(B)	997	20,907
Impinj, Inc. (A)	751	12,564
Inphi Corp. (A)	1,893	81,815
Integrated Device Technology, Inc. (A)	18,246	881,829
Intel Corp.	220,595	11,682,711
KLA-Tencor Corp.	7,398	854,395
Lam Research Corp.	7,501	1,320,851
Lattice Semiconductor Corp. (A)	5,135	60,593
MACOM Technology Solutions Holdings, Inc. (A)	2,031	38,772
Maxim Integrated Products, Inc.	13,390	728,818
MaxLinear, Inc. (A)	2,773	69,713
Microchip Technology, Inc. (B)	11,431	993,011
Micron Technology, Inc. (A)	54,141	2,213,284
MKS Instruments, Inc.	5,278	437,388
Monolithic Power Systems, Inc.	3,815	511,630
Nanometrics, Inc. (A)	1,003	28,545
NeoPhotonics Corp. (A)	1,596	12,768
NVE Corp.	214	22,003
NVIDIA Corp.	29,484	4,548,202
PDF Solutions, Inc. (A)	1,291	15,376
Photronics, Inc. (A)	2,883	28,282
Power Integrations, Inc.	1,252	91,471
Qorvo, Inc. (A)	6,036	423,365
QUALCOMM, Inc.	58,587	3,127,960
Rambus, Inc. (A)	4,674	48,002
Rudolph Technologies, Inc. (A)	1,380	31,160
Semtech Corp. (A)	2,838	156,204
Silicon Laboratories, Inc. (A)	6,091	493,493
Skyworks Solutions, Inc.	8,580	700,643
SMART Global Holdings, Inc. (A)	431	12,633
SunPower Corp. (A)(B)	2,828	18,241
Synaptics, Inc. (A)	4,898	205,079
Teradyne, Inc.	17,525	715,546
Texas Instruments, Inc.	46,425	4,910,837
Ultra Clean Holdings, Inc. (A)	1,759	18,733
Universal Display Corp. (B)	4,144	618,451
Veeco Instruments, Inc. (A)	2,163	24,701

The accompanying notes are an integral part of the financial statements.	106

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Versum Materials, Inc.	10,660	$522,340
Xilinx, Inc.	12,231	1,532,544
Xperi Corp.	2,150	51,600
		51,441,474
Software – 6.9%
8x8, Inc. (A)	4,106	80,765
A10 Networks, Inc. (A)	2,388	16,668
ACI Worldwide, Inc. (A)	16,337	520,660
Adobe, Inc. (A)	31,257	8,204,963
Agilysys, Inc. (A)	714	14,923
Alarm.com Holdings, Inc. (A)	1,364	89,519
Altair Engineering, Inc., Class A (A)	1,096	38,864
Alteryx, Inc., Class A (A)	1,271	96,990
Amber Road, Inc. (A)	1,178	11,592
American Software, Inc., Class A	1,308	15,160
Anaplan, Inc. (A)	698	26,182
ANSYS, Inc. (A)	5,380	953,659
Appfolio, Inc., Class A (A)	682	49,295
Autodesk, Inc. (A)	13,991	2,280,673
Avalara, Inc. (A)	394	20,571
Avaya Holdings Corp. (A)	4,525	70,092
Benefitfocus, Inc. (A)	984	48,334
Blackbaud, Inc.	6,859	529,789
Blackline, Inc. (A)	1,604	83,953
Bottomline Technologies, Inc. (A)	1,846	92,078
Box, Inc., Class A (A)	5,391	109,114
Cadence Design Systems, Inc. (A)	18,166	1,040,004
Carbon Black, Inc. (A)	1,695	22,188
CDK Global, Inc.	12,590	730,346
ChannelAdvisor Corp. (A)	1,155	14,934
Cision, Ltd. (A)	2,953	38,448
Citrix Systems, Inc.	8,209	866,050
Cloudera, Inc. (A)	8,787	128,027
CommVault Systems, Inc. (A)	5,541	373,408
Cornerstone OnDemand, Inc. (A)	2,375	134,188
Coupa Software, Inc. (A)	2,379	224,078
Digimarc Corp. (A)	555	16,744
Domo, Inc., Class B (A)	374	12,974
Ebix, Inc. (B)	1,060	61,766
eGain Corp. (A)	865	9,809
Ellie Mae, Inc. (A)	1,511	150,329
Envestnet, Inc. (A)	1,953	119,153
Everbridge, Inc. (A)	1,171	82,801
Fair Isaac Corp. (A)	2,831	701,578
Five9, Inc. (A)	2,502	132,706
ForeScout Technologies, Inc. (A)	1,319	54,791
Fortinet, Inc. (A)	9,318	808,709
HubSpot, Inc. (A)	1,613	271,597
Instructure, Inc. (A)	1,376	64,300
Intuit, Inc.	16,616	4,106,312
j2 Global, Inc.	6,615	562,341
LivePerson, Inc. (A)	2,570	71,857
LogMeIn, Inc.	5,002	397,359
Manhattan Associates, Inc. (A)	6,392	349,962
Microsoft Corp.	494,956	55,449,875
MicroStrategy, Inc., Class A (A)	414	58,581
Mitek Systems, Inc. (A)	1,404	15,177
MobileIron, Inc. (A)	3,538	17,902
Model N, Inc. (A)	1,143	19,774
Monotype Imaging Holdings, Inc.	1,833	35,927
New Relic, Inc. (A)	1,964	207,693
OneSpan, Inc. (A)	1,402	29,863
Oracle Corp.	163,167	8,505,896
Paylocity Holding Corp. (A)	1,267	110,951
Progress Software Corp.	1,959	72,052
U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
PROS Holdings, Inc. (A)	1,385	$59,001
PTC, Inc. (A)	10,442	969,226
Q2 Holdings, Inc. (A)	1,629	112,108
QAD, Inc., Class A	474	21,453
Qualys, Inc. (A)	1,486	124,274
Rapid7, Inc. (A)	1,619	74,523
Red Hat, Inc. (A)	11,286	2,060,824
SailPoint Technologies Holding, Inc. (A)	3,041	93,784
salesforce.com, Inc. (A)	48,988	8,016,886
SecureWorks Corp., Class A (A)	371	8,232
ShotSpotter, Inc. (A)	318	15,881
SPS Commerce, Inc. (A)	743	79,338
SVMK, Inc. (A)	688	10,437
Symantec Corp.	41,082	923,934
Synopsys, Inc. (A)	9,608	976,941
Telaria, Inc. (A)	2,437	13,598
Telenav, Inc. (A)	1,727	10,327
Tenable Holdings, Inc. (A)	558	17,398
Teradata Corp. (A)	11,556	558,964
The Trade Desk, Inc., Class A (A)	1,453	287,026
The Ultimate Software Group, Inc. (A)	3,057	1,013,396
TiVo Corp.	5,309	53,249
Tyler Technologies, Inc. (A)	3,796	777,383
Upland Software, Inc. (A)	696	24,430
Varonis Systems, Inc. (A)	1,240	70,630
Verint Systems, Inc. (A)	2,812	149,739
VirnetX Holding Corp. (A)	2,475	15,073
Workiva, Inc. (A)	1,239	61,269
Yext, Inc. (A)	3,651	67,836
Zix Corp. (A)	2,370	21,401
Zscaler, Inc. (A)	2,654	131,851
		106,244,706
Technology hardware, storage and peripherals – 3.0%
3D Systems Corp. (A)(B)	4,795	67,705
Apple, Inc.	235,131	40,712,933
Avid Technology, Inc. (A)	1,445	6,864
Cray, Inc. (A)	1,778	43,614
Diebold Nixdorf, Inc. (A)	3,491	32,082
Electronics For Imaging, Inc. (A)	1,929	52,160
Hewlett Packard Enterprise Company	74,217	1,215,674
HP, Inc.	82,530	1,628,317
Immersion Corp. (A)	1,217	10,929
NCR Corp. (A)	11,556	323,799
NetApp, Inc.	13,136	856,467
Seagate Technology PLC	13,582	632,378
Stratasys, Ltd. (A)	2,235	63,608
USA Technologies, Inc. (A)	2,802	11,096
Western Digital Corp.	15,093	759,178
Xerox Corp.	10,813	334,122
		46,750,926
		324,461,546
Materials – 1.7%
Chemicals – 1.0%
A. Schulman, Inc. (A)(C)	1,188	514
Advanced Emissions Solutions, Inc.	875	10,343
AdvanSix, Inc. (A)	1,318	43,165
AgroFresh Solutions, Inc. (A)	1,546	6,663
Air Products & Chemicals, Inc.	4,162	754,071
Albemarle Corp.	2,014	183,858
American Vanguard Corp.	1,313	24,658
Amyris, Inc. (A)(B)	1,438	6,816
Ashland Global Holdings, Inc.	6,109	472,714
Balchem Corp.	1,402	124,399
Cabot Corp.	5,869	275,139

The accompanying notes are an integral part of the financial statements.	107

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Celanese Corp.	2,537	$259,510
CF Industries Holdings, Inc.	4,376	184,667
Chase Corp.	313	30,220
DowDuPont, Inc.	43,470	2,313,908
Eastman Chemical Company	2,656	219,625
Ecolab, Inc.	4,817	813,639
Ferro Corp. (A)	3,651	70,793
Flotek Industries, Inc. (A)	2,323	7,434
FMC Corp.	2,552	228,404
FutureFuel Corp.	1,160	21,390
GCP Applied Technologies, Inc. (A)	3,130	93,806
Hawkins, Inc.	439	18,096
HB Fuller Company	2,194	110,753
Ingevity Corp. (A)	1,840	212,005
Innophos Holdings, Inc.	882	29,282
Innospec, Inc.	1,059	86,690
International Flavors & Fragrances, Inc.	1,921	244,928
Intrepid Potash, Inc. (A)	4,376	16,629
Koppers Holdings, Inc. (A)	924	22,721
Kraton Corp. (A)	1,374	48,887
Kronos Worldwide, Inc.	1,019	15,540
Linde PLC	10,442	1,808,972
Livent Corp. (A)(B)	1,002	12,826
LSB Industries, Inc. (A)	1,048	7,388
LyondellBasell Industries NV, Class A	5,963	509,956
Minerals Technologies, Inc.	4,999	295,941
NewMarket Corp.	870	381,930
Olin Corp.	16,311	421,802
OMNOVA Solutions, Inc. (A)	2,080	16,952
PolyOne Corp.	11,288	368,215
PPG Industries, Inc.	4,546	509,016
PQ Group Holdings, Inc. (A)	1,620	26,536
Quaker Chemical Corp.	566	118,288
Rayonier Advanced Materials, Inc.	2,227	31,378
RPM International, Inc.	12,975	750,863
Sensient Technologies Corp.	5,978	386,777
Stepan Company	879	82,714
The Chemours Company	16,726	636,090
The Mosaic Company	6,721	210,166
The Scotts Miracle-Gro Company	3,840	314,496
The Sherwin-Williams Company	1,562	676,658
Trecora Resources (A)	1,091	10,474
Tredegar Corp.	1,172	20,416
Trinseo SA	1,870	93,855
Tronox, Ltd., Class A	4,130	48,858
Valvoline, Inc.	18,396	345,661
		15,037,495
Construction materials – 0.0%
Eagle Materials, Inc.	4,584	350,401
Martin Marietta Materials, Inc.	1,192	223,858
Summit Materials, Inc., Class A (A)	4,947	84,099
U.S. Concrete, Inc. (A)	723	29,000
United States Lime & Minerals, Inc.	106	7,632
Vulcan Materials Company	2,509	279,653
		974,643
Containers and packaging – 0.2%
AptarGroup, Inc.	6,141	624,724
Avery Dennison Corp.	1,643	177,510
Ball Corp.	6,428	352,126
Bemis Company, Inc.	8,899	470,757
Greif, Inc., Class A	3,661	147,172
Greif, Inc., Class B	246	11,183
International Paper Company	7,672	351,531
Myers Industries, Inc.	1,587	30,280
Owens-Illinois, Inc.	15,515	309,059
U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Containers and packaging (continued)
Packaging Corp. of America	1,791	$171,202
Sealed Air Corp.	2,975	129,770
Silgan Holdings, Inc.	7,570	214,307
Sonoco Products Company	9,758	564,891
UFP Technologies, Inc. (A)	314	10,519
Westrock Company	4,802	179,499
		3,744,530
Metals and mining – 0.4%
AK Steel Holding Corp. (A)(B)	13,976	42,208
Allegheny Technologies, Inc. (A)	17,767	508,669
Carpenter Technology Corp.	6,677	313,418
Century Aluminum Company (A)	2,222	19,176
Cleveland-Cliffs, Inc.	12,998	144,148
Coeur Mining, Inc. (A)	8,174	39,072
Commercial Metals Company	16,573	274,283
Compass Minerals International, Inc.	4,807	251,791
Freeport-McMoRan, Inc.	27,452	354,131
Gold Resource Corp.	2,405	11,279
Havilah Mining Corp. (A)	781	209
Haynes International, Inc.	570	20,053
Hecla Mining Company	19,959	47,902
Kaiser Aluminum Corp.	703	76,964
Materion Corp.	879	50,789
Newmont Mining Corp.	10,103	344,714
Nucor Corp.	5,950	360,392
Olympic Steel, Inc.	468	9,089
Pan American Silver Corp.	2,622	35,025
Reliance Steel & Aluminum Company	6,886	614,576
Royal Gold, Inc.	6,405	566,266
Schnitzer Steel Industries, Inc., Class A	1,152	27,994
Steel Dynamics, Inc.	22,442	837,535
SunCoke Energy, Inc. (A)	2,909	28,857
Synalloy Corp.	445	6,795
TimkenSteel Corp. (A)	1,806	22,503
United States Steel Corp.	17,331	388,388
Universal Stainless & Alloy Products, Inc. (A)	410	7,536
Warrior Met Coal, Inc.	1,864	54,578
Worthington Industries, Inc.	5,765	226,622
		5,684,962
Paper and forest products – 0.1%
Boise Cascade Company	1,713	47,776
Clearwater Paper Corp. (A)	720	20,592
Domtar Corp.	6,150	313,097
Louisiana-Pacific Corp.	19,955	504,263
Neenah, Inc.	734	49,604
PH Glatfelter Company	1,969	26,483
Schweitzer-Mauduit International, Inc.	1,366	52,673
Verso Corp., Class A (A)	1,502	29,514
		1,044,002
		26,485,632
Real estate – 3.8%
Equity real estate investment trusts – 3.7%
Acadia Realty Trust	3,509	99,971
Agree Realty Corp.	1,435	94,323
Alexander & Baldwin, Inc. (A)	9,651	221,297
Alexander's, Inc.	95	36,262
Alexandria Real Estate Equities, Inc.	5,599	760,848
American Assets Trust, Inc.	1,661	72,154
American Campus Communities, Inc.	13,397	603,669
American Tower Corp.	23,076	4,064,837
Americold Realty Trust	3,712	106,720
Apartment Investment & Management Company, A Shares	7,881	385,617

The accompanying notes are an integral part of the financial statements.	108

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Armada Hoffler Properties, Inc.	2,194	$33,568
Ashford Hospitality Trust, Inc.	4,098	21,965
AvalonBay Communities, Inc.	7,270	1,414,960
Bluerock Residential Growth REIT, Inc.	1,256	13,314
Boston Properties, Inc.	8,064	1,070,012
Braemar Hotels & Resorts, Inc.	1,346	17,525
Brixmor Property Group, Inc.	29,311	511,770
BRT Apartments Corp.	549	7,302
Camden Property Trust	9,106	893,208
CareTrust REIT, Inc.	3,662	81,809
CatchMark Timber Trust, Inc., Class A	2,376	22,691
CBL & Associates Properties, Inc.	7,725	16,532
Cedar Realty Trust, Inc.	4,521	15,733
Chatham Lodging Trust	2,029	40,539
Chesapeake Lodging Trust	2,610	78,613
City Office REIT, Inc.	1,869	20,559
Clipper Realty, Inc.	723	9,515
Community Healthcare Trust, Inc.	792	28,266
CoreCivic, Inc.	16,820	356,248
CorEnergy Infrastructure Trust, Inc.	543	19,798
CorePoint Lodging, Inc.	1,875	26,194
CoreSite Realty Corp.	3,588	366,873
Corporate Office Properties Trust	10,643	276,612
Cousins Properties, Inc.	59,243	563,993
Crown Castle International Corp.	21,735	2,581,031
CyrusOne, Inc.	10,347	515,694
DiamondRock Hospitality Company	9,002	96,231
Digital Realty Trust, Inc.	10,829	1,224,976
Douglas Emmett, Inc.	15,784	609,262
Duke Realty Corp.	18,825	556,655
Easterly Government Properties, Inc.	2,634	47,359
EastGroup Properties, Inc.	1,508	159,335
EPR Properties	7,268	534,053
Equinix, Inc.	4,210	1,782,935
Equity Residential	19,224	1,416,617
Essential Properties Realty Trust, Inc.	1,585	26,897
Essex Property Trust, Inc.	3,482	974,403
Extra Space Storage, Inc.	6,579	631,189
Farmland Partners, Inc.	1,536	7,895
Federal Realty Investment Trust	3,858	515,390
First Industrial Realty Trust, Inc.	17,723	594,075
Four Corners Property Trust, Inc.	2,939	80,499
Franklin Street Properties Corp.	4,719	34,166
Front Yard Residential Corp.	2,255	25,098
Getty Realty Corp.	1,403	46,229
Gladstone Commercial Corp.	1,385	28,586
Gladstone Land Corp.	753	9,202
Global Medical REIT, Inc.	927	9,548
Global Net Lease, Inc.	3,102	55,340
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,235	55,026
HCP, Inc.	24,880	765,558
Healthcare Realty Trust, Inc.	17,592	556,787
Hersha Hospitality Trust	1,569	29,576
Highwoods Properties, Inc.	10,118	468,565
Hospitality Properties Trust	16,077	435,204
Host Hotels & Resorts, Inc.	38,689	758,691
Independence Realty Trust, Inc.	3,840	39,782
Industrial Logistics Properties Trust	2,813	58,679
InfraREIT, Inc.	1,880	40,138
Innovative Industrial Properties, Inc.	401	31,675
Investors Real Estate Trust	538	32,484
Iron Mountain, Inc.	15,145	536,436
iStar, Inc.	2,926	25,603
JBG SMITH Properties	10,640	428,686
U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Jernigan Capital, Inc.	818	$17,546
Kilroy Realty Corp.	9,850	726,044
Kimco Realty Corp.	22,006	387,086
Kite Realty Group Trust	3,683	57,970
Lamar Advertising Company, Class A	8,318	645,227
Lexington Realty Trust	9,261	86,035
Liberty Property Trust	14,452	684,013
Life Storage, Inc.	4,556	444,666
LTC Properties, Inc.	1,712	76,047
Mack-Cali Realty Corp.	12,811	269,159
MedEquities Realty Trust, Inc.	1,340	14,271
Medical Properties Trust, Inc.	35,679	650,428
Mid-America Apartment Communities, Inc.	5,925	613,712
Monmouth Real Estate Investment Corp.	3,843	50,958
National Health Investors, Inc.	1,749	136,474
National Retail Properties, Inc.	15,559	810,624
National Storage Affiliates Trust	2,463	69,752
New Senior Investment Group, Inc.	3,566	18,401
NexPoint Residential Trust, Inc.	804	28,896
NorthStar Realty Europe Corp.	1,986	35,629
Office Properties Income Trust	2,120	64,681
Omega Healthcare Investors, Inc.	19,621	704,394
One Liberty Properties, Inc.	718	20,693
Pebblebrook Hotel Trust	18,443	590,360
Pennsylvania Real Estate Investment Trust	3,153	19,391
Physicians Realty Trust	7,929	143,277
Piedmont Office Realty Trust, Inc., Class A	5,485	112,278
PotlatchDeltic Corp.	9,539	343,309
Preferred Apartment Communities, Inc., Class A	1,807	27,539
Prologis, Inc.	32,981	2,310,649
PS Business Parks, Inc.	843	124,064
Public Storage	7,857	1,661,677
QTS Realty Trust, Inc., Class A	2,229	93,016
Rayonier, Inc.	12,658	373,031
Realty Income Corp.	15,540	1,074,746
Regency Centers Corp.	8,855	577,789
Retail Opportunity Investments Corp.	4,957	85,112
Rexford Industrial Realty, Inc.	3,995	136,949
RLJ Lodging Trust	7,585	140,853
RPT Realty	3,441	43,632
Ryman Hospitality Properties, Inc.	1,938	156,959
Sabra Health Care REIT, Inc.	25,206	456,733
Safehold, Inc.	416	7,966
Saul Centers, Inc.	530	30,035
SBA Communications Corp. (A)	5,968	1,077,582
Senior Housing Properties Trust	23,242	300,984
Seritage Growth Properties, Class A	1,420	62,693
Simon Property Group, Inc.	16,204	2,935,517
SL Green Realty Corp.	4,461	404,702
Spirit MTA REIT	2,084	15,317
STAG Industrial, Inc.	4,241	117,391
Summit Hotel Properties, Inc.	4,651	52,975
Sunstone Hotel Investors, Inc.	9,897	148,950
Tanger Factory Outlet Centers, Inc.	13,175	284,448
Taubman Centers, Inc.	5,970	318,679
Terreno Realty Corp.	2,518	102,986
The GEO Group, Inc.	17,176	390,239
The Macerich Company	5,498	239,713
Tier REIT, Inc.	2,336	56,648
UDR, Inc.	14,413	640,225
UMH Properties, Inc.	1,614	22,080
Uniti Group, Inc.	17,498	168,681
Universal Health Realty Income Trust	567	42,224

The accompanying notes are an integral part of the financial statements.	109

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Urban Edge Properties	15,986	$310,448
Urstadt Biddle Properties, Inc., Class A	1,353	28,305
Ventas, Inc.	18,737	1,175,747
Vornado Realty Trust	9,037	608,280
Washington Prime Group, Inc.	8,390	48,494
Washington Real Estate Investment Trust	3,509	92,953
Weingarten Realty Investors	11,668	336,155
Welltower, Inc.	19,725	1,465,765
Weyerhaeuser Company	39,013	971,034
Whitestone REIT	1,733	22,546
Xenia Hotels & Resorts, Inc.	4,946	96,595
		56,839,279
Real estate management and development – 0.1%
Altisource Portfolio Solutions SA (A)	442	11,081
CBRE Group, Inc., Class A (A)	16,656	828,803
Consolidated-Tomoka Land Company	197	11,643
Cushman & Wakefield PLC (A)	2,075	38,035
Forestar Group, Inc. (A)	507	8,604
FRP Holdings, Inc. (A)	328	16,810
HFF, Inc., Class A	1,656	74,851
Jones Lang LaSalle, Inc.	4,455	735,610
Kennedy-Wilson Holdings, Inc.	5,483	113,937
Marcus & Millichap, Inc. (A)	839	32,402
Newmark Group, Inc., Class A	6,648	61,560
RE/MAX Holdings, Inc., Class A	795	31,188
Realogy Holdings Corp. (B)	11,552	157,107
Redfin Corp. (A)(B)	3,515	70,195
Tejon Ranch Company (A)	968	17,898
The RMR Group, Inc., Class A	308	22,037
The St. Joe Company (A)	1,621	25,190
		2,256,951
		59,096,230
Utilities – 2.1%
Electric utilities – 1.1%
ALLETE, Inc.	7,263	588,666
Alliant Energy Corp.	6,816	312,650
American Electric Power Company, Inc.	14,393	1,167,992
Duke Energy Corp.	20,808	1,865,645
Edison International	9,463	566,739
El Paso Electric Company	1,778	95,656
Entergy Corp.	5,335	497,916
Evergy, Inc.	7,795	435,818
Eversource Energy	9,249	645,673
Exelon Corp.	28,227	1,371,550
FirstEnergy Corp.	14,242	580,362
Hawaiian Electric Industries, Inc.	10,645	407,491
IDACorp, Inc.	7,116	700,286
MGE Energy, Inc.	1,568	100,227
NextEra Energy, Inc.	13,949	2,618,506
OGE Energy Corp.	19,527	830,288
Otter Tail Corp.	1,736	87,286
Pinnacle West Capital Corp.	3,349	313,935
PNM Resources, Inc.	11,257	491,706
Portland General Electric Company	3,858	193,440
PPL Corp.	20,942	673,704
The Southern Company	30,037	1,492,539
Xcel Energy, Inc.	15,001	822,955
		16,861,030
Gas utilities – 0.3%
Chesapeake Utilities Corp.	700	63,007
National Fuel Gas Company	8,405	505,897
New Jersey Resources Corp.	12,463	603,209
Northwest Natural Holding Company	1,292	82,972
ONE Gas, Inc.	7,414	640,940
U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Gas utilities (continued)
South Jersey Industries, Inc.	3,785	$109,576
Southwest Gas Holdings, Inc.	7,320	599,801
Spire, Inc.	7,107	563,727
UGI Corp.	16,996	933,080
		4,102,209
Independent power and renewable electricity producers – 0.0%
AES Corp.	19,021	327,732
Atlantic Power Corp. (A)	5,704	15,344
Clearway Energy, Inc., Class A	1,667	24,605
Clearway Energy, Inc., Class C	3,131	46,934
NRG Energy, Inc.	8,579	357,573
Ormat Technologies, Inc.	1,764	98,484
Pattern Energy Group, Inc., Class A	3,609	75,284
TerraForm Power, Inc., Class A	3,210	40,157
		986,113
Multi-utilities – 0.6%
Ameren Corp.	7,123	507,443
Avista Corp.	2,860	115,573
Black Hills Corp.	7,613	540,371
CenterPoint Energy, Inc.	14,751	444,595
CMS Energy Corp.	8,189	445,482
Consolidated Edison, Inc.	9,098	750,130
Dominion Energy, Inc.	22,310	1,652,948
DTE Energy Company	5,285	653,015
MDU Resources Group, Inc.	19,164	506,313
NiSource, Inc.	10,397	280,511
NorthWestern Corp.	7,114	487,594
Public Service Enterprise Group, Inc.	14,753	867,624
Sempra Energy	7,978	960,870
Unitil Corp.	675	37,064
WEC Energy Group, Inc.	9,177	700,022
		8,949,555
Water utilities – 0.1%
American States Water Company	1,614	114,804
American Water Works Company, Inc.	5,273	535,842
Aqua America, Inc.	17,397	625,248
AquaVenture Holdings, Ltd. (A)	557	12,321
Cadiz, Inc. (A)	1,175	11,550
California Water Service Group	2,129	110,751
Connecticut Water Service, Inc.	336	22,539
Consolidated Water Company, Ltd.	912	12,048
Middlesex Water Company	730	42,975
Pure Cycle Corp. (A)	975	9,887
SJW Group	776	47,468
The York Water Company	652	23,765
		1,569,198
		32,468,105
TOTAL COMMON STOCKS (Cost $1,441,323,925)		$1,531,677,557
PREFERRED SECURITIES – 0.0%
Communication services – 0.0%
Media – 0.0%
GCI Liberty, Inc., 7.000%	361	8,841
TOTAL PREFERRED SECURITIES (Cost $2,897)		$8,841
RIGHTS – 0.0%
Pan American Silver Corp. (Expiration Date: 2-22-29) (A)(C)(D)	13,589	3,503
TOTAL RIGHTS (Cost $4,020)		$3,503

The accompanying notes are an integral part of the financial statements.	110

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
SECURITIES LENDING COLLATERAL – 0.6%
John Hancock Collateral Trust, 2.5250% (E)(F)	886,167	$8,867,963
TOTAL SECURITIES LENDING COLLATERAL (Cost $8,864,764)		$8,867,963
SHORT-TERM INVESTMENTS – 1.1%
U.S. Government Agency – 0.6%
Federal Home Loan Bank Discount Note 2.390%, 04/10/2019 *	$10,000,000	9,973,220
Repurchase agreement – 0.5%
Repurchase Agreement with State Street Corp. dated 2-28-19 at 1.300% to be repurchased at $6,993,253 on 3-1-19, collateralized by $7,145,000 U.S. Treasury Notes, 2.500% due 2-28-21 (valued at $7,145,000, including interest)	6,993,000	6,993,000
TOTAL SHORT-TERM INVESTMENTS (Cost $16,966,444)		$16,966,220
Total Investments (U.S. Strategic Equity Allocation Fund) (Cost $1,467,162,050) – 100.9%		$1,557,524,084
Other assets and liabilities, net – (0.9%)		(14,498,114)
TOTAL NET ASSETS – 100.0%		$1,543,025,970
U.S. Strategic Equity Allocation Fund (continued)
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 2-28-19.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	Strike price and/or expiration date not available.
(E)	The rate shown is the annualized seven-day yield as of 2-28-19.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)
Russell 2000 E-Mini Index Futures	27	Long	Mar 2019	$2,077,824	$2,126,925	$49,101
S&P 500 Index E-Mini Futures	48	Long	Mar 2019	6,044,293	6,683,280	638,987
S&P Mid 400 Index E-Mini Futures	23	Long	Mar 2019	4,171,645	4,394,840	223,195
						$911,283

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	111

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

The following funds had the following country composition as a percentage of net assets on 2-28-19:
Health Sciences Fund
United States	89.8%
Switzerland	3.2%
United Kingdom	1.9%
Netherlands	1.5%
Japan	1.0%
Ireland	1.0%
Other countries	1.6%
TOTAL	100.0%
Mid Value Fund
United States	86.2%
Canada	6.3%
Ireland	2.5%
Denmark	1.6%
Other countries	3.4%
TOTAL	100.0%
Science & Technology Fund
United States	83.7%
China	5.7%
South Korea	3.6%
Germany	2.3%
South Africa	1.3%
Russia	1.1%
Other countries	2.3%
TOTAL	100.0%
Strategic Equity Allocation Fund
United States	59.4%
United Kingdom	5.0%
Japan	5.0%
Switzerland	3.7%
China	3.2%
Canada	2.8%
Australia	2.6%
France	2.6%
Germany	2.4%
Hong Kong	2.1%
Other countries	11.2%
TOTAL	100.0%

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of assets and liabilities — February 28, 2019 (unaudited)

Assets	Capital Appreciation Fund	Capital Appreciation Value Fund	Health Sciences Fund	International Growth Stock Fund
Unaffiliated investments, at value	$1,813,480,719	$1,634,636,508	$280,732,780	$415,797,434
Affiliated investments, at value	31,221,732	2,406,496	—	—
Total investments, at value	1,844,702,451	1,637,043,004	280,732,780	415,797,434
Foreign currency, at value	4,702	—	259	1,245,879
Dividends and interest receivable	2,219,658	6,820,870	262,683	1,203,659
Receivable for fund shares sold	58,742	21,840	4,726	—
Receivable for investments sold	16,958,999	18,115,841	1,566,671	14,631,311
Receivable for securities lending income	2,190	6,978	—	—
Other assets	56,585	57,406	11,581	27,863
Total assets	1,864,003,327	1,662,065,939	282,578,700	432,906,146
Liabilities
Written options, at value	—	5,855,834	—	—
Payable for investments purchased	19,865,822	17,151,935	1,037,772	—
Payable for fund shares repurchased	24,581,003	9,091,950	700,842	16,999,964
Payable upon return of securities loaned	31,206,947	2,407,276	—	—
Payable to affiliates
Accounting and legal services fees	82,119	78,075	13,050	27,314
Trustees' fees	1,431	1,588	322	743
Other liabilities and accrued expenses	225,470	230,017	68,892	89,050
Total liabilities	75,962,792	34,816,675	1,820,878	17,117,071
Net assets	$1,788,040,535	$1,627,249,264	$280,757,822	$415,789,075
Net assets consist of
Paid-in capital	$838,504,422	$1,345,113,724	$229,489,468	$297,876,527
Total distributable earnings (loss)	949,536,113	282,135,540	51,268,354	117,912,548
Net assets	$1,788,040,535	$1,627,249,264	$280,757,822	$415,789,075
Unaffiliated investments, including repurchase agreements, at cost	$884,938,128	$1,402,888,325	$231,039,086	$310,631,999
Affiliated investments, at cost	$31,212,939	$2,405,760	—	—
Foreign currency, at cost	$4,714	—	$287	$1,252,097
Premiums received on written options	—	$6,771,773	—	—
Securities loaned, at value	$30,591,784	$2,358,820	—	—
Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class 1
Net assets	$616,094,556	—	—	—
Shares outstanding	40,993,530	—	—	—
Net asset value, offering price and redemption price per share	$15.03	—	—	—
Class NAV
Net assets	$1,171,945,979	$1,627,249,264	$280,757,822	$415,789,075
Shares outstanding	77,752,766	148,538,128	60,610,720	32,134,054
Net asset value, offering price and redemption price per share	$15.07	$10.96	$4.63	$12.94
The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of assets and liabilities — February 28, 2019 (unaudited)

Assets	International Small Cap Fund	International Strategic Equity Allocation Fund	International Value Fund	Mid Cap Stock Fund
Unaffiliated investments, at value	$395,490,506	$1,676,845,021	$313,419,620	$1,587,608,585
Affiliated investments, at value	29,159,172	47,734,417	5,249,803	125,452,034
Repurchase agreements, at value	—	—	—	33,300,000
Total investments, at value	424,649,678	1,724,579,438	318,669,423	1,746,360,619
Cash	83,387,337	346,900	15,250,689	65,544
Foreign currency, at value	365,792	2,947,919	151	994
Collateral held at broker for futures contracts	—	2,732,172	—	—
Dividends and interest receivable	922,924	5,674,625	3,236,630	498,973
Receivable for fund shares sold	—	35,240	54,911	—
Receivable for investments sold	6,277,896	192,518,751	206,233,652	—
Receivable for securities lending income	—	33,307	9,417	—
Other assets	21,161	64,509	44,865	238,485
Total assets	515,624,788	1,928,932,861	543,499,738	1,747,164,615
Liabilities
Payable for futures variation margin	—	304,152	—	—
Payable for investments purchased	—	192,708,612	—	—
Payable for fund shares repurchased	85,177,072	3,085,688	540,278	3,511,097
Payable upon return of securities loaned	29,156,770	47,744,333	5,238,994	125,452,624
Payable to affiliates
Accounting and legal services fees	24,119	80,200	47,578	71,463
Trustees' fees	530	1,697	1,054	1,303
Other liabilities and accrued expenses	111,788	212,752	139,149	211,230
Total liabilities	114,470,279	244,137,434	5,967,053	129,247,717
Net assets	$401,154,509	$1,684,795,427	$537,532,685	$1,617,916,898
Net assets consist of
Paid-in capital	$340,828,394	$1,754,508,066	$489,170,896	$1,158,256,674
Total distributable earnings (loss)	60,326,115	(69,712,639)	48,361,789	459,660,224
Net assets	$401,154,509	$1,684,795,427	$537,532,685	$1,617,916,898
Unaffiliated investments, including repurchase agreements, at cost	$314,718,067	$1,681,821,016	$258,715,002	$1,162,126,644
Affiliated investments, at cost	$29,149,242	$47,727,482	$5,247,269	$125,422,468
Foreign currency, at cost	$365,664	$2,943,537	$153	$985
Securities loaned, at value	$27,825,014	$41,183,629	$5,044,133	$122,874,363
Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class 1
Net assets	$65,001,770	—	$149,405,894	$431,091,043
Shares outstanding	3,725,867	—	9,696,690	20,377,850
Net asset value, offering price and redemption price per share	$17.45	—	$15.41	$21.15
Class NAV
Net assets	$336,152,739	$1,684,795,427	$388,126,791	$1,186,825,855
Shares outstanding	19,279,121	185,583,820	25,269,260	55,421,546
Net asset value, offering price and redemption price per share	$17.44	$9.08	$15.36	$21.41
The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of assets and liabilities — February 28, 2019 (unaudited)

Assets	Mid Value Fund	Multi-Index Lifestyle Aggressive Portfolio	Multi-Index Lifestyle Balanced Portfolio	Multi-Index Lifestyle Conservative Portfolio
Unaffiliated investments, at value	$1,302,896,037	$108,936,963	$532,227,262	$142,731,821
Affiliated investments, at value	33,109,713	214,054,439	420,044,805	28,701,172
Total investments, at value	1,336,005,750	322,991,402	952,272,067	171,432,993
Foreign currency, at value	23,705	—	—	—
Dividends and interest receivable	3,611,229	157	834	388
Receivable for fund shares sold	2,835,087	—	—	—
Receivable for investments sold	1,246,062	3,087,109	1,243,439	29,905
Receivable for securities lending income	4,709	—	46,036	14,924
Receivable from affiliates	—	—	—	47
Other assets	36,993	5,297	9,755	4,611
Total assets	1,343,763,535	326,083,965	953,572,131	171,482,868
Liabilities
Due to custodian	—	226,387	125,446	—
Payable for investments purchased	3,179,953	—	119,342	343,249
Payable for fund shares repurchased	86,537	4,166,490	1,704,272	128,432
Payable upon return of securities loaned	33,127,906	—	68,441,841	9,142,201
Payable to affiliates
Accounting and legal services fees	62,344	14,943	41,536	7,667
Transfer agent fees	—	70	106	3
Trustees' fees	1,098	234	567	156
Other liabilities and accrued expenses	186,079	43,605	46,460	42,799
Total liabilities	36,643,917	4,451,729	70,479,570	9,664,507
Net assets	$1,307,119,618	$321,632,236	$883,092,561	$161,818,361
Net assets consist of
Paid-in capital	$1,184,181,250	$320,694,747	$878,109,864	$163,185,892
Total distributable earnings (loss)	122,938,368	937,489	4,982,697	(1,367,531)
Net assets	$1,307,119,618	$321,632,236	$883,092,561	$161,818,361
Unaffiliated investments, including repurchase agreements, at cost	$1,164,709,655	$97,692,590	$513,434,202	$142,580,293
Affiliated investments, at cost	$33,101,168	$243,242,668	$463,919,138	$30,444,260
Foreign currency, at cost	$23,663	—	—	—
Securities loaned, at value	$32,401,902	—	$66,994,211	$8,955,990
Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class R6
Net assets	—	$3,377,159	$5,035,834	$249,447
Shares outstanding	—	299,111	463,421	24,125
Net asset value, offering price and redemption price per share	—	$11.29	$10.87	$10.34
Class 1
Net assets	—	$318,255,077	$878,056,727	$161,568,914
Shares outstanding	—	28,200,893	80,831,327	15,636,208
Net asset value, offering price and redemption price per share	—	$11.29	$10.86	$10.33
Class NAV
Net assets	$1,307,119,618	—	—	—
Shares outstanding	89,207,914	—	—	—
Net asset value, offering price and redemption price per share	$14.65	—	—	—
The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of assets and liabilities — February 28, 2019 (unaudited)

Assets	Multi-Index Lifestyle Growth Portfolio	Multi-Index Lifestyle Moderate Portfolio	Real Estate Securities Fund	Science & Technology Fund
Unaffiliated investments, at value	$365,397,892	$179,301,257	$391,750,900	$225,902,186
Affiliated investments, at value	435,631,201	127,187,118	—	3,390,314
Repurchase agreements, at value	—	—	—	2,935,000
Total investments, at value	801,029,093	306,488,375	391,750,900	232,227,500
Cash	—	—	—	208
Foreign currency, at value	—	—	—	223,959
Dividends and interest receivable	1,151	33,810	611,528	194,880
Receivable for fund shares sold	—	—	—	3,879
Receivable for investments sold	2,418,852	350,935	11,032,548	2,501,357
Receivable for securities lending income	18,822	14,691	—	1,148
Other assets	8,991	5,858	16,810	12,369
Total assets	803,476,909	306,893,669	403,411,786	235,165,300
Liabilities
Due to custodian	1,178,159	—	—	—
Payable for investments purchased	—	327,944	6,162,126	952,117
Payable for fund shares repurchased	2,763,187	599,505	855,571	1,326,789
Payable upon return of securities loaned	25,530,036	64,728,710	—	3,390,315
Payable to affiliates
Investment management fees	—	13	—	—
Accounting and legal services fees	35,906	11,504	18,999	10,556
Transfer agent fees	111	20	—	—
Trustees' fees	506	209	411	363
Other liabilities and accrued expenses	45,817	43,187	75,507	58,885
Total liabilities	29,553,722	65,711,092	7,112,614	5,739,025
Net assets	$773,923,187	$241,182,577	$396,299,172	$229,426,275
Net assets consist of
Paid-in capital	$769,850,386	$241,981,005	$331,529,053	$192,509,314
Total distributable earnings (loss)	4,072,801	(798,428)	64,770,119	36,916,961
Net assets	$773,923,187	$241,182,577	$396,299,172	$229,426,275
Unaffiliated investments, including repurchase agreements, at cost	$343,667,442	$176,345,186	$325,507,679	$191,695,484
Affiliated investments, at cost	$490,300,572	$134,843,670	—	$3,388,727
Foreign currency, at cost	—	—	—	$219,177
Securities loaned, at value	$25,004,411	$63,395,586	—	$3,320,941
Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class R6
Net assets	$5,246,555	$929,295	—	—
Shares outstanding	469,350	87,610	—	—
Net asset value, offering price and redemption price per share	$11.18	$10.61	—	—
Class 1
Net assets	$768,676,632	$240,253,282	$396,299,172	—
Shares outstanding	68,856,597	22,655,684	31,016,330	—
Net asset value, offering price and redemption price per share	$11.16	$10.60	$12.78	—
Class NAV
Net assets	—	—	—	$229,426,275
Shares outstanding	—	—	—	63,541,662
Net asset value, offering price and redemption price per share	—	—	—	$3.61
The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of assets and liabilities — February 28, 2019 (unaudited)

Assets	Small Cap Stock Fund	Small Company Value Fund	Strategic Equity Allocation Fund	U.S. Strategic Equity Allocation Fund
Unaffiliated investments, at value	$147,700,060	$188,268,078	$7,238,944,867	$1,541,663,121
Affiliated investments, at value	14,245,915	5,468,964	93,448,931	8,867,963
Repurchase agreements, at value	2,500,000	—	27,248,000	6,993,000
Total investments, at value	164,445,975	193,737,042	7,359,641,798	1,557,524,084
Unrealized appreciation on forward foreign currency contracts	—	—	709,909	—
Receivable for futures variation margin	—	—	7,736,003	—
Cash	—	—	2,938	2,811
Foreign currency, at value	—	—	5,760,059	—
Collateral held at broker for futures contracts	—	—	5,291,916	978,000
Dividends and interest receivable	52,740	166,833	18,603,960	2,959,947
Receivable for fund shares sold	—	167	259,769	28,472
Receivable for investments sold	2,482,803	2,919,931	180,918,661	70,301
Receivable for securities lending income	733	12,642	61,444	4,352
Other assets	26,081	9,464	227,848	56,125
Total assets	167,008,332	196,846,079	7,579,214,305	1,561,624,092
Liabilities
Unrealized depreciation on forward foreign currency contracts	—	—	1,450	—
Payable for futures variation margin	—	—	—	78,089
Due to custodian	1,864,766	477,650	—	—
Payable for investments purchased	—	661,207	181,784,694	57,016
Payable for fund shares repurchased	—	—	16,494,470	9,287,112
Payable upon return of securities loaned	14,251,513	5,465,907	93,447,257	8,872,218
Payable to affiliates
Accounting and legal services fees	9,864	11,749	340,526	72,668
Trustees' fees	244	268	5,906	1,694
Other liabilities and accrued expenses	72,044	59,789	1,289,189	229,325
Total liabilities	16,198,431	6,676,570	293,363,492	18,598,122
Net assets	$150,809,901	$190,169,509	$7,285,850,813	$1,543,025,970
Net assets consist of
Paid-in capital	$102,315,959	$103,488,163	$7,113,968,181	$1,466,669,662
Total distributable earnings (loss)	48,493,942	86,681,346	171,882,632	76,356,308
Net assets	$150,809,901	$190,169,509	$7,285,850,813	$1,543,025,970
Unaffiliated investments, including repurchase agreements, at cost	$113,720,208	$121,013,147	$6,941,775,660	$1,458,297,286
Affiliated investments, at cost	$14,240,440	$5,466,687	$93,430,639	$8,864,764
Foreign currency, at cost	—	—	$5,770,696	—
Securities loaned, at value	$13,579,166	$5,277,701	$90,682,123	$8,664,942
Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class 1
Net assets	—	$68,113,306	—	—
Shares outstanding	—	2,690,961	—	—
Net asset value, offering price and redemption price per share	—	$25.31	—	—
Class NAV
Net assets	$150,809,901	$122,056,203	$7,285,850,813	$1,543,025,970
Shares outstanding	17,152,140	4,829,708	667,304,736	162,760,284
Net asset value, offering price and redemption price per share	$8.79	$25.27	$10.92	$9.48
The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of operations — For the six months ended February 28, 2019 (unaudited)

Investment income	Capital Appreciation Fund	Capital Appreciation Value Fund	Health Sciences Fund	International Growth Stock Fund
Dividends	$6,848,458	$10,715,087	$1,251,375	$5,411,309
Interest	85,825	10,023,748	20,370	248,121
Securities lending	65,656	237,991	—	—
Less foreign taxes withheld	(12,862)	(39,402)	(3,642)	(446,171)
Total investment income	6,987,077	20,937,424	1,268,103	5,213,259
Expenses
Investment management fees	6,172,076	6,669,438	1,447,794	2,512,902
Distribution and service fees	151,781	—	—	—
Accounting and legal services fees	138,290	132,364	22,327	50,829
Trustees' fees	13,401	13,261	2,162	5,763
Custodian fees	106,106	96,347	18,605	110,150
Printing and postage	5,505	5,427	5,455	5,393
Professional fees	39,545	44,549	30,467	33,639
Other	39,142	25,885	9,127	17,762
Total expenses	6,665,846	6,987,271	1,535,937	2,736,438
Less expense reductions	(66,223)	(332,442)	(84,846)	(23,974)
Net expenses	6,599,623	6,654,829	1,451,091	2,712,464
Net investment income (loss)	387,454	14,282,595	(182,988)	2,500,795
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	52,833,775	70,923,507	8,938,255	25,622,233
Affiliated investments	9,819	(3,030)	—	—
Written options	—	7,041,957	—	—
	52,843,594	77,962,434	8,938,255	25,622,233
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(117,771,128)	(63,799,655)	(16,197,689)	(51,147,160)
Affiliated investments	2,499	245	—	—
Written options	—	8,993,369	—	—
	(117,768,629)	(54,806,041)	(16,197,689)	(51,147,160)
Net realized and unrealized gain (loss)	(64,925,035)	23,156,393	(7,259,434)	(25,524,927)
Increase (decrease) in net assets from operations	$(64,537,581)	$37,438,988	$(7,442,422)	$(23,024,132)
The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of operations — For the six months ended February 28, 2019 (unaudited)

Investment income	International Small Cap Fund	International Strategic Equity Allocation Fund	International Value Fund	Mid Cap Stock Fund
Dividends	$3,700,409	$19,272,946	$8,090,615	$2,640,784
Interest	358,869	2,094,818	237,866	606,530
Securities lending	453,552	256,850	88,008	106,991
Less foreign taxes withheld	(465,630)	(1,485,077)	(597,698)	(41,130)
Total investment income	4,047,200	20,139,537	7,818,791	3,313,175
Expenses
Investment management fees	2,512,901	5,241,658	4,033,522	6,330,295
Distribution and service fees	16,100	—	38,165	99,217
Accounting and legal services fees	41,495	136,463	81,918	120,703
Trustees' fees	4,263	13,413	8,396	12,193
Custodian fees	103,010	260,774	170,079	84,384
Printing and postage	5,473	5,494	5,458	5,340
Professional fees	30,348	57,012	35,922	46,619
Other	12,832	31,444	20,105	23,508
Total expenses	2,726,422	5,746,258	4,393,565	6,722,259
Less expense reductions	(19,460)	(1,099,704)	(38,425)	(57,987)
Net expenses	2,706,962	4,646,554	4,355,140	6,664,272
Net investment income (loss)	1,340,238	15,492,983	3,463,651	(3,351,097)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	8,024,383	(46,115,681)	14,003,923	26,928,342
Affiliated investments	(1,857)	(597)	(390)	(1,787)
Futures contracts	—	(4,076,338)	—	—
	8,022,526	(50,192,616)	14,003,533	26,926,555
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(36,482,186)	(30,081,816)	(61,944,977)	(30,020,495)
Affiliated investments	3,485	(3,876)	(208)	8,287
Futures contracts	—	2,919,879	—	—
	(36,478,701)	(27,165,813)	(61,945,185)	(30,012,208)
Net realized and unrealized gain (loss)	(28,456,175)	(77,358,429)	(47,941,652)	(3,085,653)
Decrease in net assets from operations	$(27,115,937)	$(61,865,446)	$(44,478,001)	$(6,436,750)
The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of operations — For the six months ended February 28, 2019 (unaudited)

Investment income	Mid Value Fund	Multi-Index Lifestyle Aggressive Portfolio	Multi-Index Lifestyle Balanced Portfolio	Multi-Index Lifestyle Conservative Portfolio
Dividends	$14,193,920	$1,265,621	$8,573,139	$2,413,309
Interest	1,199,569	1,672	7,093	2,384
Securities lending	80,843	4,572	273,025	78,386
Less foreign taxes withheld	(108,417)	—	—	—
Income distributions received from affiliated investments	—	3,856,473	6,394,439	371,375
Total investment income	15,365,915	5,128,338	15,247,696	2,865,454
Expenses
Investment management fees	6,252,311	296,779	1,328,872	340,226
Distribution and service fees	—	76,469	210,542	38,901
Accounting and legal services fees	106,330	24,923	68,459	12,585
Transfer agent fees	—	219	319	4
Trustees' fees	10,547	2,502	6,496	1,303
Custodian fees	77,660	14,141	14,142	14,142
State registration fees	—	2,384	2,452	1,182
Printing and postage	5,446	5,702	5,920	5,639
Professional fees	38,956	14,809	20,597	13,104
Other	19,210	6,443	11,751	5,659
Total expenses	6,510,460	444,371	1,669,550	432,745
Less expense reductions	(347,117)	—	—	(13,693)
Net expenses	6,163,343	444,371	1,669,550	419,052
Net investment income	9,202,572	4,683,967	13,578,146	2,446,402
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	20,094,872	(180,522)	(1,171,325)	(471,612)
Affiliated investments	3,284	(3,744,951)	(7,339,414)	(898,887)
Capital gain distributions received from affiliated investments	—	26,275,134	43,566,949	2,530,274
	20,098,156	22,349,661	35,056,210	1,159,775
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(123,640,989)	(3,214,407)	(1,785,000)	906,217
Affiliated investments	(7,400)	(34,140,653)	(54,017,595)	(2,583,831)
	(123,648,389)	(37,355,060)	(55,802,595)	(1,677,614)
Net realized and unrealized gain (loss)	(103,550,233)	(15,005,399)	(20,746,385)	(517,839)
Increase (decrease) in net assets from operations	$(94,347,661)	$(10,321,432)	$(7,168,239)	$1,928,563
The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of operations — For the six months ended February 28, 2019 (unaudited)

Investment income	Multi-Index Lifestyle Growth Portfolio	Multi-Index Lifestyle Moderate Portfolio	Real Estate Securities Fund	Science & Technology Fund
Dividends	$5,290,468	$3,096,265	$8,044,357	$683,723
Interest	5,615	2,553	10,676	97,375
Securities lending	124,188	101,306	—	32,076
Less foreign taxes withheld	—	—	—	(28,614)
Income distributions received from affiliated investments	7,355,349	1,169,674	—	—
Total investment income	12,775,620	4,369,798	8,055,033	784,560
Expenses
Investment management fees	931,973	440,123	1,360,643	1,153,063
Distribution and service fees	182,334	58,390	97,189	—
Accounting and legal services fees	59,281	18,972	31,534	17,966
Transfer agent fees	331	59	—	—
Trustees' fees	5,722	1,910	3,159	1,843
Custodian fees	14,142	14,142	22,159	21,720
State registration fees	2,450	2,450	—	—
Printing and postage	5,875	5,671	5,524	5,447
Professional fees	19,389	13,968	27,556	25,275
Other	9,528	6,016	12,905	7,890
Total expenses	1,231,025	561,701	1,560,669	1,233,204
Less expense reductions	—	(3,505)	(14,794)	(51,885)
Net expenses	1,231,025	558,196	1,545,875	1,181,319
Net investment income (loss)	11,544,595	3,811,602	6,509,158	(396,759)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(778,366)	(687,406)	2,837,672	3,740,257
Affiliated investments	(6,789,922)	(1,853,277)	—	59
Capital gain distributions received from affiliated investments	50,113,872	7,969,286	—	—
	42,545,584	5,428,603	2,837,672	3,740,316
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(4,263,099)	842,244	934,347	(12,784,465)
Affiliated investments	(64,511,922)	(9,433,160)	—	701
	(68,775,021)	(8,590,916)	934,347	(12,783,764)
Net realized and unrealized gain (loss)	(26,229,437)	(3,162,313)	3,772,019	(9,043,448)
Increase (decrease) in net assets from operations	$(14,684,842)	$649,289	$10,281,177	$(9,440,207)
The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of operations — For the six months ended February 28, 2019 (unaudited)

Investment income	Small Cap Stock Fund	Small Company Value Fund	Strategic Equity Allocation Fund	U.S. Strategic Equity Allocation Fund
Dividends	$658,122	$2,631,147	$80,998,619	$16,831,637
Interest	43,320	68,588	2,181,452	405,991
Securities lending	28,557	69,781	498,041	43,473
Less foreign taxes withheld	—	(2,705)	(2,663,746)	(957)
Total investment income	729,999	2,766,811	81,014,366	17,280,144
Expenses
Investment management fees	1,077,558	1,332,728	22,166,279	4,804,567
Distribution and service fees	—	17,121	—	—
Accounting and legal services fees	17,003	20,450	573,528	124,415
Trustees' fees	1,845	2,208	56,185	14,107
Custodian fees	14,588	17,292	725,701	94,844
Printing and postage	5,455	5,529	5,352	5,542
Professional fees	31,046	22,788	117,923	50,425
Other	7,543	7,883	95,443	24,635
Total expenses	1,155,038	1,425,999	23,740,411	5,118,535
Less expense reductions	(8,196)	(78,361)	(4,650,440)	(1,007,931)
Net expenses	1,146,842	1,347,638	19,089,971	4,110,604
Net investment income (loss)	(416,843)	1,419,173	61,924,395	13,169,540
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	17,807,012	25,279,062	16,866,165	40,766,237
Affiliated investments	(393)	(1,153)	12,854	1,900
Futures contracts	—	—	(23,636,571)	(2,422,820)
Forward foreign currency contracts	—	—	2,799,879	—
	17,806,619	25,277,909	(3,957,673)	38,345,317
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(29,844,174)	(53,265,603)	(345,719,360)	(121,075,767)
Affiliated investments	2,319	(245)	(1,284)	(1,539)
Futures contracts	—	—	8,512,216	319,735
Forward foreign currency contracts	—	—	(472,413)	—
	(29,841,855)	(53,265,848)	(337,680,841)	(120,757,571)
Net realized and unrealized gain (loss)	(12,035,236)	(27,987,939)	(341,638,514)	(82,412,254)
Decrease in net assets from operations	$(12,452,079)	$(26,568,766)	$(279,714,119)	$(69,242,714)
The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of changes in net assets (unaudited)

	Capital Appreciation Fund		Capital Appreciation Value Fund		Health Sciences Fund
Increase (decrease) in net assets	Six months ended 2-28-19 (unaudited)	Year ended 8-31-18	Six months ended 2-28-19 (unaudited)	Year ended 8-31-18	Six months ended 2-28-19 (unaudited)	Year ended 8-31-18
From operations
Net investment income (loss)	$387,454	$2,429,398	$14,282,595	$42,148,899	$(182,988)	$(934,087)
Net realized gain	52,843,594	325,251,056	77,962,434	151,610,447	8,938,255	17,778,722
Change in net unrealized appreciation (depreciation)	(117,768,629)	101,107,960	(54,806,041)	8,478,268	(16,197,689)	47,102,203
Increase (decrease) in net assets resulting from operations	(64,537,581)	428,788,414	37,438,988	202,237,614	(7,442,422)	63,946,838
Distributions to shareholders
From net investment income and net realized gain
Class 1	(94,592,357)	—	—	—	—	—
Class NAV	(183,726,482)	—	(198,551,204)	—	(16,432,088)	—
From net investment income
Class 1	—	(413,971)	—	—	—	—
Class NAV	—	(1,309,672)	—	(25,903,482)	—	—
From net realized gain
Class 1	—	(122,735,798)	—	—	—	—
Class NAV	—	(235,231,678)	—	(167,496,641)	—	(53,030,597)
Total distributions	(278,318,839)	(359,691,119)	(198,551,204)	(193,400,123)	(16,432,088)	(53,030,597)
From fund share transactions
Fund share transactions	315,389,087	(58,038,624)	3,097,549	(103,988,750)	(4,806,585)	(21,862,280)
Total increase (decrease)	(27,467,333)	11,058,671	(158,014,667)	(95,151,259)	(28,681,095)	(10,946,039)
Net assets
Beginning of period	1,815,507,868	1,804,449,197	1,785,263,931	1,880,415,190	309,438,917	320,384,956
End of period	$1,788,040,535	$1,815,507,868	$1,627,249,264	$1,785,263,931	$280,757,822	$309,438,917
Undistributed net investment income (loss)	(a)	$2,405,261	(a)	$33,697,652	(a)	$(940,104)
(a)	Not applicable for February 28, 2019. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of changes in net assets (unaudited)

	International Growth Stock Fund		International Small Cap Fund		International Strategic Equity Allocation Fund
Increase (decrease) in net assets	Six months ended 2-28-19 (unaudited)	Year ended 8-31-18	Six months ended 2-28-19 (unaudited)	Year ended 8-31-18	Six months ended 2-28-19 (unaudited)	Year ended 8-31-18
From operations
Net investment income	$2,500,795	$12,209,062	$1,340,238	$7,992,967	$15,492,983	$42,620,485
Net realized gain (loss)	25,622,233	26,087,754	8,022,526	68,749,166	(50,192,616)	253,981,585
Change in net unrealized appreciation (depreciation)	(51,147,160)	(37,439,447)	(36,478,701)	(53,993,167)	(27,165,813)	(249,661,388)
Increase (decrease) in net assets resulting from operations	(23,024,132)	857,369	(27,115,937)	22,748,966	(61,865,446)	46,940,682
Distributions to shareholders
From net investment income and net realized gain
Class 1	—	—	(9,482,159)	—	—	—
Class NAV	(18,878,775)	—	(69,934,813)	—	(260,793,663)	—
From net investment income
Class 1	—	—	—	(987,038)	—	—
Class NAV	—	(20,790,426)	—	(6,306,166)	—	(48,834,637)
From net realized gain
Class NAV	—	—	—	—	—	(86,313,353)
Total distributions	(18,878,775)	(20,790,426)	(79,416,972)	(7,293,204)	(260,793,663)	(135,147,990)
From fund share transactions
Fund share transactions	(306,919,284)	(36,175,182)	(59,393,064)	(66,075,100)	174,955,424	(128,083,063)
Total decrease	(348,822,191)	(56,108,239)	(165,925,973)	(50,619,338)	(147,703,685)	(216,290,371)
Net assets
Beginning of period	764,611,266	820,719,505	567,080,482	617,699,820	1,832,499,112	2,048,789,483
End of period	$415,789,075	$764,611,266	$401,154,509	$567,080,482	$1,684,795,427	$1,832,499,112
Undistributed net investment income (loss)	(a)	$(1,126,957)	(a)	$6,754,165	(a)	$29,741,067
(a)	Not applicable for February 28, 2019. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of changes in net assets (unaudited)

	International Value Fund		Mid Cap Stock Fund		Mid Value Fund
Increase (decrease) in net assets	Six months ended 2-28-19 (unaudited)	Year ended 8-31-18	Six months ended 2-28-19 (unaudited)	Year ended 8-31-18	Six months ended 2-28-19 (unaudited)	Year ended 8-31-18
From operations
Net investment income (loss)	$3,463,651	$21,161,441	$(3,351,097)	$(6,424,896)	$9,202,572	$9,989,773
Net realized gain	14,003,533	46,734,684	26,926,555	253,971,622	20,098,156	70,708,813
Change in net unrealized appreciation (depreciation)	(61,945,185)	(62,602,688)	(30,012,208)	161,566,444	(123,648,389)	85,786,428
Increase (decrease) in net assets resulting from operations	(44,478,001)	5,293,437	(6,436,750)	409,113,170	(94,347,661)	166,485,014
Distributions to shareholders
From net investment income and net realized gain
Class 1	(3,239,198)	—	(64,739,364)	—	—	—
Class NAV	(19,064,587)	—	(185,441,862)	—	(101,535,887)	—
From net investment income
Class 1	—	(4,629,635)	—	—	—	—
Class NAV	—	(23,439,685)	—	—	—	(10,768,549)
From net realized gain
Class 1	—	—	—	(34,657,303)	—	—
Class NAV	—	—	—	(110,968,976)	—	(65,769,230)
Total distributions	(22,303,785)	(28,069,320)	(250,181,226)	(145,626,279)	(101,535,887)	(76,537,779)
From fund share transactions
Fund share transactions	(504,947,087)	(61,261,952)	169,545,588	(168,863,357)	63,594,951	124,964,945
Total increase (decrease)	(571,728,873)	(84,037,835)	(87,072,388)	94,623,534	(132,288,597)	214,912,180
Net assets
Beginning of period	1,109,261,558	1,193,299,393	1,704,989,286	1,610,365,752	1,439,408,215	1,224,496,035
End of period	$537,532,685	$1,109,261,558	$1,617,916,898	$1,704,989,286	$1,307,119,618	$1,439,408,215
Undistributed net investment income (loss)	(a)	$16,969,042	(a)	—	(a)	$3,835,608
(a)	Not applicable for February 28, 2019. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of changes in net assets (unaudited)

	Multi-Index Lifestyle Aggressive Portfolio		Multi-Index Lifestyle Balanced Portfolio		Multi-Index Lifestyle Conservative Portfolio
Increase (decrease) in net assets	Six months ended 2-28-19 (unaudited)	Year ended 8-31-18	Six months ended 2-28-19 (unaudited)	Year ended 8-31-18	Six months ended 2-28-19 (unaudited)	Year ended 8-31-18
From operations
Net investment income	$4,683,967	$4,487,519	$13,578,146	$16,869,695	$2,446,402	$3,608,330
Net realized gain	22,349,661	27,738,340	35,056,210	43,676,676	1,159,775	2,209,272
Change in net unrealized appreciation (depreciation)	(37,355,060)	1,421,642	(55,802,595)	(4,448,955)	(1,677,614)	(3,592,163)
Increase (decrease) in net assets resulting from operations	(10,321,432)	33,647,501	(7,168,239)	56,097,416	1,928,563	2,225,439
Distributions to shareholders
From net investment income and net realized gain
Class R6	(326,422)	—	(325,580)	—	(1,638)	—
Class 1	(31,418,938)	—	(56,824,178)	—	(5,144,424)	—
From net investment income
Class R6	—	(17,845)	—	(58,057)	—	(5,566)
Class 1	—	(4,498,431)	—	(15,979,737)	—	(3,400,395)
From net realized gain
Class R6	—	(44,294)	—	(66,696)	—	(2,984)
Class 1	—	(11,432,597)	—	(19,912,911)	—	(1,441,009)
Total distributions	(31,745,360)	(15,993,167)	(57,149,758)	(36,017,401)	(5,146,062)	(4,849,954)
From fund share transactions
Fund share transactions	35,829,582	64,991,064	77,685,940	130,805,550	8,703,944	28,803,225
Total increase (decrease)	(6,237,210)	82,645,398	13,367,943	150,885,565	5,486,445	26,178,710
Net assets
Beginning of period	327,869,446	245,224,048	869,724,618	718,839,053	156,331,916	130,153,206
End of period	$321,632,236	$327,869,446	$883,092,561	$869,724,618	$161,818,361	$156,331,916
Undistributed net investment income (loss)	(a)	$172,848	(a)	$1,714,945	(a)	$582,803
(a)	Not applicable for February 28, 2019. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of changes in net assets (unaudited)

	Multi-Index Lifestyle Growth Portfolio		Multi-Index Lifestyle Moderate Portfolio		Real Estate Securities Fund
Increase (decrease) in net assets	Six months ended 2-28-19 (unaudited)	Year ended 8-31-18	Six months ended 2-28-19 (unaudited)	Year ended 8-31-18	Six months ended 2-28-19 (unaudited)	Year ended 8-31-18
From operations
Net investment income	$11,544,595	$12,979,201	$3,811,602	$5,186,954	$6,509,158	$9,226,199
Net realized gain	42,545,584	51,401,062	5,428,603	7,371,485	2,837,672	10,043,526
Change in net unrealized appreciation (depreciation)	(68,775,021)	(61,953)	(8,590,916)	(3,142,313)	934,347	4,311,769
Increase (decrease) in net assets resulting from operations	(14,684,842)	64,318,310	649,289	9,416,126	10,281,177	23,581,494
Distributions to shareholders
From net investment income and net realized gain
Class R6	(438,040)	—	(45,314)	—	—	—
Class 1	(63,603,024)	—	(11,726,056)	—	(16,428,402)	—
From net investment income
Class R6	—	(41,542)	—	(23,075)	—	—
Class 1	—	(11,993,755)	—	(4,871,069)	—	(5,992,330)
From net realized gain
Class R6	—	(77,719)	—	(17,239)	—	—
Class 1	—	(22,812,765)	—	(3,281,187)	—	(25,590,309)
Total distributions	(64,041,064)	(34,925,781)	(11,771,370)	(8,192,570)	(16,428,402)	(31,582,639)
From fund share transactions
Fund share transactions	91,311,465	120,365,726	11,891,024	40,647,557	(18,459,364)	(73,247,819)
Total increase (decrease)	12,585,559	149,758,255	768,943	41,871,113	(24,606,589)	(81,248,964)
Net assets
Beginning of period	761,337,628	611,579,373	240,413,634	198,542,521	420,905,761	502,154,725
End of period	$773,923,187	$761,337,628	$241,182,577	$240,413,634	$396,299,172	$420,905,761
Undistributed net investment income (loss)	(a)	$2,779,094	(a)	$762,929	(a)	$3,417,381
(a)	Not applicable for February 28, 2019. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of changes in net assets (unaudited)

	Science & Technology Fund		Small Cap Stock Fund		Small Company Value Fund
Increase (decrease) in net assets	Six months ended 2-28-19 (unaudited)	Year ended 8-31-18	Six months ended 2-28-19 (unaudited)	Year ended 8-31-18	Six months ended 2-28-19 (unaudited)	Year ended 8-31-18
From operations
Net investment income (loss)	$(396,759)	$(1,300,763)	$(416,843)	$(1,437,442)	$1,419,173	$914,271
Net realized gain	3,740,316	104,166,965	17,806,619	45,624,003	25,277,909	24,544,779
Change in net unrealized appreciation (depreciation)	(12,783,764)	(26,681,571)	(29,841,855)	22,935,359	(53,265,848)	27,175,005
Increase (decrease) in net assets resulting from operations	(9,440,207)	76,184,631	(12,452,079)	67,121,920	(26,568,766)	52,634,055
Distributions to shareholders
From net investment income and net realized gain
Class 1	—	—	—	—	(6,657,778)	—
Class NAV	(77,599,763)	—	(44,207,853)	—	(18,268,271)	—
From net investment income
Class 1	—	—	—	—	—	(228,734)
Class NAV	—	—	—	—	—	(645,291)
From net realized gain
Class 1	—	—	—	—	—	(8,942,989)
Class NAV	—	(190,090,318)	—	(5,928,321)	—	(21,735,059)
Total distributions	(77,599,763)	(190,090,318)	(44,207,853)	(5,928,321)	(24,926,049)	(31,552,073)
From fund share transactions
Fund share transactions	64,096,158	10,937,127	(42,271,824)	(49,455,297)	(54,958,264)	23,806,626
Total increase (decrease)	(22,943,812)	(102,968,560)	(98,931,756)	11,738,302	(106,453,079)	44,888,608
Net assets
Beginning of period	252,370,087	355,338,647	249,741,657	238,003,355	296,622,588	251,733,980
End of period	$229,426,275	$252,370,087	$150,809,901	$249,741,657	$190,169,509	$296,622,588
Undistributed net investment income (loss)	(a)	$(18,339)	(a)	—	(a)	$279,967
(a)	Not applicable for February 28, 2019. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of changes in net assets (unaudited)

	Strategic Equity Allocation Fund		U.S. Strategic Equity Allocation Fund
Increase (decrease) in net assets	Six months ended 2-28-19 (unaudited)	Year ended 8-31-18	Six months ended 2-28-19 (unaudited)	Year ended 8-31-18
From operations
Net investment income	$61,924,395	$125,840,749	$13,169,540	$23,637,552
Net realized gain (loss)	(3,957,673)	1,228,793,928	38,345,317	321,382,527
Change in net unrealized appreciation (depreciation)	(337,680,841)	(447,279,548)	(120,757,571)	6,960,111
Increase (decrease) in net assets resulting from operations	(279,714,119)	907,355,129	(69,242,714)	351,980,190
Distributions to shareholders
From net investment income and net realized gain
Class NAV	(1,038,737,526)	—	(347,530,083)	—
From net investment income
Class NAV	—	(135,027,969)	—	(25,755,420)
From net realized gain
Class NAV	—	(979,359,364)	—	(87,315,949)
Total distributions	(1,038,737,526)	(1,114,387,333)	(347,530,083)	(113,071,369)
From fund share transactions
Fund share transactions	914,063,211	260,826,547	245,602,540	(479,911,077)
Total increase (decrease)	(404,388,434)	53,794,343	(171,170,257)	(241,002,256)
Net assets
Beginning of period	7,690,239,247	7,636,444,904	1,714,196,227	1,955,198,483
End of period	$7,285,850,813	$7,690,239,247	$1,543,025,970	$1,714,196,227
Undistributed net investment income (loss)	(a)	$83,064,081	(a)	$14,725,890
(a)	Not applicable for February 28, 2019. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Capital Appreciation Fund
Class 1
02-28-2019 [3]	18.80	— [4]	(1.09)	(1.09)	(0.02)	(2.66)	(2.68)	15.03	(3.22) [5]	0.80 [6]	0.79 [6]	— [6,7]	616	26
08-31-2018	18.56	0.02	4.25	4.27	(0.01)	(4.02)	(4.03)	18.80	26.71	0.79	0.78	0.11	687	39
08-31-2017	16.60	0.01	3.89	3.90	(0.01)	(1.93)	(1.94)	18.56	26.53	0.79	0.78	0.07	582	45
08-31-2016	18.12	0.01	0.83	0.84	— [4]	(2.36)	(2.36)	16.60	4.41	0.79	0.78	0.05	551	32
08-31-2015	18.30	— [4]	1.22	1.22	—	(1.40)	(1.40)	18.12	7.01	0.78	0.77	0.01	588	33
08-31-2014	15.07	— [4]	4.19	4.19	(0.01)	(0.95)	(0.96)	18.30	28.39	0.78	0.78	(0.02)	588	45
Class NAV
02-28-2019 [3]	18.85	0.01	(1.10)	(1.09)	(0.03)	(2.66)	(2.69)	15.07	(3.22) [5]	0.75 [6]	0.74 [6]	0.07 [6]	1,172	26
08-31-2018	18.60	0.03	4.26	4.29	(0.02)	(4.02)	(4.04)	18.85	26.76	0.74	0.73	0.15	1,128	39
08-31-2017	16.63	0.02	3.90	3.92	(0.02)	(1.93)	(1.95)	18.60	26.62	0.74	0.73	0.11	1,222	45
08-31-2016	18.15	0.02	0.83	0.85	(0.01)	(2.36)	(2.37)	16.63	4.45	0.74	0.73	0.10	1,413	32
08-31-2015	18.32	0.01	1.22	1.23	—	(1.40)	(1.40)	18.15	7.06	0.73	0.72	0.06	1,519	33
08-31-2014	15.08	0.01	4.20	4.21	(0.02)	(0.95)	(0.97)	18.32	28.49	0.73	0.73	0.03	1,781	45
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-19. Unaudited. 4. Less than $0.005 per share. 5. Not annualized. 6. Annualized. 7. Less than 0.005%.
Capital Appreciation Value Fund
Class NAV
02-28-2019 [3]	12.27	0.10	0.06	0.16	(0.33)	(1.14)	(1.47)	10.96	2.67 [4]	0.86 [5]	0.82 [5]	1.75 [5]	1,627	37
08-31-2018	12.26	0.27	1.06	1.33	(0.18)	(1.14)	(1.32)	12.27	11.61	0.85	0.81	2.28	1,785	78
08-31-2017	11.62	0.18	1.06	1.24	(0.20)	(0.40)	(0.60)	12.26	11.26	0.85	0.81	1.51	1,880	61
08-31-2016	11.86	0.16	1.03	1.19	(0.18)	(1.25)	(1.43)	11.62	10.94	0.85	0.81	1.39	2,101	64
08-31-2015	12.70	0.14	0.59	0.73	(0.17)	(1.40)	(1.57)	11.86	5.90	0.84	0.80	1.22	2,000	90
08-31-2014	12.41	0.16	1.88	2.04	(0.18)	(1.57)	(1.75)	12.70	17.68	0.85	0.81	1.25	1,987	63
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the period. 3. Six months ended 2-28-19. Unaudited. 4. Not annualized. 5. Annualized.
Health Sciences Fund
Class NAV
02-28-2019 [3]	5.10	—	(0.19)	(0.19)	—	(0.28)	(0.28)	4.63	(2.76) [4]	1.11 [5]	1.05 [5]	(0.13) [5]	281	20
08-31-2018	5.01	(0.01)	0.95	0.94	—	(0.85)	(0.85)	5.10	22.04	1.10	1.04	(0.30)	309	46
08-31-2017	5.59	(0.01)	0.74	0.73	—	(1.31)	(1.31)	5.01	18.48	1.14	1.07	(0.27)	320	131
08-31-2016	18.69	(0.03)	(0.64)	(0.67)	(0.02)	(12.41)	(12.43)	5.59	(8.77)	1.10	1.04	(0.32)	216	46
08-31-2015	20.26	0.01	4.41	4.42	—	(5.99)	(5.99)	18.69	26.42	0.99	0.94	0.06	368	44
08-31-2014	17.77	(0.08)	6.02	5.94	—	(3.45)	(3.45)	20.26	37.34	1.04	0.99	(0.45)	620	61
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-19. Unaudited. 4. Not annualized. 5. Annualized.
International Growth Stock Fund
Class NAV
02-28-2019 [3]	13.45	0.05 [4]	(0.11)	(0.06)	(0.21)	(0.24)	(0.45)	12.94	(0.02) [5]	0.88 [6]	0.87 [6]	0.80 [4,6]	416	17
08-31-2018	13.83	0.21	(0.23)	(0.02)	(0.36)	—	(0.36)	13.45	(0.17)	0.86	0.85	1.51	765	41
08-31-2017	12.53	0.19	1.29	1.48	(0.18)	—	(0.18)	13.83	12.02	0.85	0.84	1.50	821	37
08-31-2016	12.31	0.19	0.40	0.59	(0.16)	(0.21)	(0.37)	12.53	4.80	0.85	0.85	1.59	780	23
08-31-2015	14.25	0.20	(1.51)	(1.31)	(0.25)	(0.38)	(0.63)	12.31	(9.39)	0.88	0.87	1.49	751	22
08-31-2014	12.14	0.23	2.09	2.32	(0.21)	—	(0.21)	14.25	19.26	0.92	0.92	1.68	690	26
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the period. 3. Six months ended 2-28-19. Unaudited. 4. Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests. 5. Not annualized. 6. Annualized.
The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
International Small Cap Fund
Class 1
02-28-2019 [3]	21.69	0.05 [4]	(1.33)	(1.28)	(0.31)	(2.65)	(2.96)	17.45	(4.04) [5]	1.11 [6]	1.10 [6]	0.50 [4,6]	65	19
08-31-2018	21.25	0.29	0.40	0.69	(0.25)	—	(0.25)	21.69	3.24	1.09	1.08	1.28	75	30
08-31-2017	17.74	0.25	3.53	3.78	(0.27)	—	(0.27)	21.25	21.75	1.10	1.09	1.36	88	20
08-31-2016	18.03	0.24	(0.36)	(0.12)	(0.17)	—	(0.17)	17.74	(0.69)	1.06 [7]	1.05 [7]	1.30	78	42
08-31-2015	19.47	0.21	(1.55)	(1.34)	(0.10)	—	(0.10)	18.03	(6.89)	1.09	1.09	1.14	98	29
08-31-2014	16.87	0.16	2.71	2.87	(0.27)	—	(0.27)	19.47	17.10	1.14	1.14	0.84	116	23
Class NAV
02-28-2019 [3]	21.68	0.05 [4]	(1.32)	(1.27)	(0.32)	(2.65)	(2.97)	17.44	(3.98) [5]	1.06 [6]	1.05 [6]	0.53 [4,6]	336	19
08-31-2018	21.25	0.30	0.39	0.69	(0.26)	—	(0.26)	21.68	3.23	1.04	1.03	1.31	492	30
08-31-2017	17.74	0.26	3.53	3.79	(0.28)	—	(0.28)	21.25	21.82	1.05	1.04	1.39	530	20
08-31-2016	18.03	0.25	(0.36)	(0.11)	(0.18)	—	(0.18)	17.74	(0.64)	1.01 [7]	1.00 [7]	1.39	536	42
08-31-2015	19.46	0.23	(1.55)	(1.32)	(0.11)	—	(0.11)	18.03	(6.79)	1.04	1.04	1.24	696	29
08-31-2014	16.86	0.17	2.71	2.88	(0.28)	—	(0.28)	19.46	17.17	1.09	1.09	0.89	581	23
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-19. Unaudited. 4. Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests. 5. Not annualized. 6. Annualized. 7. Includes reimbursement for overbilling of custody expenses in prior years of 0.01%.
International Strategic Equity Allocation Fund
Class NAV
02-28-2019 [3]	11.21	0.09 [4]	(0.61)	(0.52)	(0.26)	(1.35)	(1.61)	9.08	(3.22) [5]	0.68 [6]	0.55 [6]	1.84 [4,6]	1,685	32
08-31-2018	11.78	0.25	(0.01)	0.24	(0.29)	(0.52)	(0.81)	11.21	1.81	0.68	0.55	2.15	1,832	94
08-31-2017 [7]	10.00	0.23	1.59	1.82	(0.03)	(0.01)	(0.04)	11.78	18.26 [5]	0.69 [6]	0.56 [6]	2.43 [6]	2,049	112
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-19. Unaudited. 4. Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests. 5. Not annualized. 6. Annualized. 7. Period from 10-17-16 (commencement of operations) to 8-31-17.
International Value Fund
Class 1
02-28-2019 [3]	16.45	0.05 [4]	(0.76)	(0.71)	(0.33)	—	(0.33)	15.41	(4.09) [5]	0.91 [6]	0.91 [6]	0.68 [4,6]	149	18
08-31-2018	16.82	0.29	(0.27)	0.02	(0.39)	—	(0.39)	16.45	0.06	0.91	0.90	1.72	169	29
08-31-2017	14.80	0.29	2.09	2.38	(0.36)	—	(0.36)	16.82	16.35	0.91	0.90	1.85	206	31
08-31-2016	14.53	0.29	0.25	0.54	(0.27)	—	(0.27)	14.80	3.86	0.90	0.90	2.06	186	24
08-31-2015	18.11	0.26	(3.42)	(3.16)	(0.42)	—	(0.42)	14.53	(17.54)	0.93	0.92	1.62	205	32
08-31-2014	15.74	0.47	2.16	2.63	(0.26)	—	(0.26)	18.11	16.80	0.97	0.96	2.69	281	28
Class NAV
02-28-2019 [3]	16.41	0.05 [4]	(0.76)	(0.71)	(0.34)	—	(0.34)	15.36	(4.10) [5]	0.86 [6]	0.86 [6]	0.69 [4,6]	388	18
08-31-2018	16.77	0.31	(0.27)	0.04	(0.40)	—	(0.40)	16.41	0.17	0.86	0.85	1.81	940	29
08-31-2017	14.76	0.29	2.08	2.37	(0.36)	—	(0.36)	16.77	16.38	0.86	0.85	1.85	987	31
08-31-2016	14.49	0.28	0.27	0.55	(0.28)	—	(0.28)	14.76	3.93	0.85	0.85	2.06	1,347	24
08-31-2015	18.07	0.27	(3.42)	(3.15)	(0.43)	—	(0.43)	14.49	(17.55)	0.88	0.87	1.69	1,569	32
08-31-2014	15.70	0.49	2.15	2.64	(0.27)	—	(0.27)	18.07	16.90	0.92	0.91	2.81	1,793	28
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-19. Unaudited. 4. Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests. 5. Not annualized. 6. Annualized.
The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Mid Cap Stock Fund
Class 1
02-28-2019 [3]	25.90	(0.05)	(0.88)	(0.93)	—	(3.82)	(3.82)	21.15	0.30 [4]	0.92 [5]	0.91 [5]	(0.48) [5]	431	33
08-31-2018	22.14	(0.10)	6.01	5.91	—	(2.15)	(2.15)	25.90	28.68	0.92	0.91	(0.44)	447	67
08-31-2017	18.86	(0.03)	3.40	3.37	—	(0.09)	(0.09)	22.14	17.86	0.92	0.91	(0.16)	365	89
08-31-2016	20.57	(0.04)	0.61	0.57	—	(2.28)	(2.28)	18.86	3.02	0.92	0.91	(0.23)	340	79
08-31-2015	22.57	(0.06)	1.03	0.97	—	(2.97)	(2.97)	20.57	4.81	0.91	0.91	(0.29)	366	79
08-31-2014	21.40	(0.09)	3.97	3.88	—	(2.71)	(2.71)	22.57	19.04	0.92	0.91	(0.43)	361	107
Class NAV
02-28-2019 [3]	26.16	(0.05)	(0.88)	(0.93)	—	(3.82)	(3.82)	21.41	0.31 [4]	0.87 [5]	0.86 [5]	(0.43) [5]	1,187	33
08-31-2018	22.33	(0.09)	6.07	5.98	—	(2.15)	(2.15)	26.16	28.75	0.87	0.86	(0.39)	1,258	67
08-31-2017	19.01	(0.02)	3.43	3.41	—	(0.09)	(0.09)	22.33	17.99	0.87	0.86	(0.12)	1,245	89
08-31-2016	20.71	(0.03)	0.61	0.58	—	(2.28)	(2.28)	19.01	3.06	0.87	0.86	(0.18)	1,147	79
08-31-2015	22.69	(0.05)	1.04	0.99	—	(2.97)	(2.97)	20.71	4.83	0.86	0.86	(0.24)	1,195	79
08-31-2014	21.49	(0.08)	3.99	3.91	—	(2.71)	(2.71)	22.69	19.10	0.87	0.86	(0.38)	1,328	107
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-19. Unaudited. 4. Not annualized. 5. Annualized.
Mid Value Fund
Class NAV
02-28-2019 [3]	17.08	0.11	(1.32)	(1.21)	(0.15)	(1.07)	(1.22)	14.65	(6.39) [4]	0.99 [5]	0.94 [5]	1.40 [5]	1,307	19
08-31-2018	16.00	0.12	1.90	2.02	(0.13)	(0.81)	(0.94)	17.08	12.96	0.99	0.94	0.72	1,439	39
08-31-2017	15.88	0.16	1.52	1.68	(0.14)	(1.42)	(1.56)	16.00	10.83	0.99	0.94	0.98	1,224	55
08-31-2016	15.45	0.17	1.94	2.11	(0.20)	(1.48)	(1.68)	15.88	15.18	0.99	0.93	1.17	922	56
08-31-2015	18.20	0.15	(0.72)	(0.57)	(0.14)	(2.04)	(2.18)	15.45	(3.55)	1.03	0.97	0.88	957	47
08-31-2014	14.94	0.13	3.75	3.88	(0.09)	(0.53)	(0.62)	18.20	26.44	1.04	0.98	0.77	1,085	40
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-19. Unaudited. 4. Not annualized. 5. Annualized.
Multi-Index Lifestyle Aggressive Portfolio
Class R6
02-28-2019 [3]	13.12	0.17 [4]	(0.76)	(0.59)	(0.20)	(1.04)	(1.24)	11.29	(3.27) [5]	0.25 [6,7]	0.25 [6,7]	2.96 [4,6]	3	6
08-31-2018	12.31	0.12 [4]	1.42	1.54	(0.21)	(0.52)	(0.73)	13.12	12.73	0.26 [7]	0.25 [7]	0.93 [4]	4	15
08-31-2017	10.94	0.18 [4]	1.54	1.72	(0.19)	(0.16)	(0.35)	12.31	16.07	0.27 [7]	0.25 [7]	1.57 [4]	— [8]	13
08-31-2016	10.19	0.16 [4]	0.78	0.94	(0.15)	(0.04)	(0.19)	10.94	9.34	0.32 [7]	0.26 [7]	1.44 [4]	— [8]	14
08-31-2015	10.77	0.21 [4]	(0.63)	(0.42)	(0.14)	(0.02)	(0.16)	10.19	(3.97)	0.59 [7]	0.28 [7]	1.93 [4]	— [8]	14
08-31-2014 [9]	10.00	— [4]	0.77	0.77	—	—	—	10.77	7.70 [5]	10.62 [6,7]	0.38 [6,7]	(0.04) [4,6]	— [8]	2
Class 1
02-28-2019 [3]	13.12	0.18 [4]	(0.77)	(0.59)	(0.20)	(1.04)	(1.24)	11.29	(3.32) [5]	0.29 [6,7]	0.29 [6,7]	3.03 [4,6]	318	6
08-31-2018	12.31	0.19 [4]	1.34	1.53	(0.20)	(0.52)	(0.72)	13.12	12.69	0.29 [7]	0.29 [7]	1.52 [4]	324	15
08-31-2017	10.94	0.16 [4]	1.55	1.71	(0.18)	(0.16)	(0.34)	12.31	16.04	0.31 [7]	0.29 [7]	1.37 [4]	245	13
08-31-2016	10.19	0.13 [4]	0.81	0.94	(0.15)	(0.04)	(0.19)	10.94	9.30	0.35 [7]	0.29 [7]	1.42 [4]	105	14
08-31-2015	10.77	0.10 [4]	(0.51)	(0.41)	(0.15)	(0.02)	(0.17)	10.19	(3.93)	0.57 [7]	0.30 [7]	0.97 [4]	45	14
08-31-2014 [9]	10.00	— [4]	0.77	0.77	—	—	—	10.77	7.70 [5]	9.53 [6,7]	0.33 [6,7]	(0.04) [4,6]	5	2
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-19. Unaudited. 4. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Annualized. 7. Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 8. Less than $500,000. 9. Period from 12-30-13 (commencement of operations) to 8-31-14.
The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Multi-Index Lifestyle Balanced Portfolio
Class R6
02-28-2019 [3]	11.79	0.18 [4]	(0.34)	(0.16)	(0.20)	(0.56)	(0.76)	10.87	(0.90) [5]	0.36 [6,7]	0.36 [6,7]	3.25 [4,6]	5	7
08-31-2018	11.48	0.21 [4]	0.63	0.84	(0.24)	(0.29)	(0.53)	11.79	7.38	0.36 [7]	0.36 [7]	1.86 [4]	5	17
08-31-2017	10.78	0.23 [4]	0.80	1.03	(0.23)	(0.10)	(0.33)	11.48	9.79	0.36 [7]	0.36 [7]	2.14 [4]	— [8]	22
08-31-2016	10.17	0.26 [4]	0.59	0.85	(0.22)	(0.02)	(0.24)	10.78	8.49	0.37 [7]	0.37 [7]	2.38 [4]	— [8]	11
08-31-2015	10.64	0.21 [4]	(0.49)	(0.28)	(0.18)	(0.01)	(0.19)	10.17	(2.69)	0.57 [7]	0.40 [7]	2.02 [4]	— [8]	18
08-31-2014 [9]	10.00	0.07 [4]	0.60	0.67	(0.03)	—	(0.03)	10.64	6.73 [5]	6.84 [6,7]	0.50 [6,7]	1.00 [4,6]	— [8]	2
Class 1
02-28-2019 [3]	11.78	0.18 [4]	(0.34)	(0.16)	(0.20)	(0.56)	(0.76)	10.86	(0.92) [5]	0.39 [6,7]	0.39 [6,7]	3.21 [4,6]	878	7
08-31-2018	11.48	0.24 [4]	0.58	0.82	(0.23)	(0.29)	(0.52)	11.78	7.25	0.40 [7]	0.40 [7]	2.06 [4]	865	17
08-31-2017	10.78	0.21 [4]	0.81	1.02	(0.22)	(0.10)	(0.32)	11.48	9.75	0.40 [7]	0.40 [7]	1.90 [4]	719	22
08-31-2016	10.17	0.20 [4]	0.64	0.84	(0.21)	(0.02)	(0.23)	10.78	8.44	0.41 [7]	0.41 [7]	2.09 [4]	350	11
08-31-2015	10.64	0.17 [4]	(0.45)	(0.28)	(0.18)	(0.01)	(0.19)	10.17	(2.67)	0.50 [7]	0.41 [7]	1.58 [4]	141	18
08-31-2014 [9]	10.00	0.05 [4]	0.62	0.67	(0.03)	—	(0.03)	10.64	6.74 [5]	5.74 [6,7]	0.45 [6,7]	0.66 [4,6]	9	2
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the period. 3. Six months ended 2-28-19. Unaudited. 4. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized.
6. Annualized. 7. Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 8. Less than $500,000. 9. Period from 12-30-13 (commencement of operations) to 8-31-14.
Multi-Index Lifestyle Conservative Portfolio
Class R6
02-28-2019 [3]	10.57	0.10 [4]	0.01	0.11	(0.18)	(0.16)	(0.34)	10.34	1.18 [5]	0.52 [6,7]	0.50 [6,7]	2.12 [4,6]	— [8]	9
08-31-2018	10.75	0.28 [4]	(0.11)	0.17	(0.25)	(0.10)	(0.35)	10.57	1.61	0.53 [7]	0.50 [7]	2.62 [4]	— [8]	24
08-31-2017	10.65	0.24 [4]	0.17	0.41	(0.24)	(0.07)	(0.31)	10.75	3.95	0.55 [7]	0.50 [7]	2.32 [4]	— [8]	36
08-31-2016	10.13	0.30 [4]	0.47	0.77	(0.24)	(0.01)	(0.25)	10.65	7.71	0.60 [7]	0.50 [7]	2.72 [4]	— [8]	21
08-31-2015	10.49	0.22 [4]	(0.38)	(0.16)	(0.19)	(0.01)	(0.20)	10.13	(1.57)	1.08 [7]	0.52 [7]	2.12 [4]	— [8]	18
08-31-2014 [9]	10.00	0.14 [4]	0.41	0.55	(0.06)	—	(0.06)	10.49	5.55 [5]	19.53 [6,7]	0.63 [6,7]	1.99 [4,6]	— [8]	11
Class 1
02-28-2019 [3]	10.56	0.16 [4]	(0.05)	0.11	(0.18)	(0.16)	(0.34)	10.33	1.16 [5]	0.56 [6,7]	0.54 [6,7]	3.14 [4,6]	162	9
08-31-2018	10.74	0.25 [4]	(0.09)	0.16	(0.24)	(0.10)	(0.34)	10.56	1.57	0.57 [7]	0.54 [7]	2.41 [4]	156	24
08-31-2017	10.65	0.23 [4]	0.16	0.39	(0.23)	(0.07)	(0.30)	10.74	3.82	0.59 [7]	0.54 [7]	2.19 [4]	130	36
08-31-2016	10.13	0.22 [4]	0.54	0.76	(0.23)	(0.01)	(0.24)	10.65	7.68	0.63 [7]	0.53 [7]	2.43 [4]	74	21
08-31-2015	10.49	0.22 [4]	(0.38)	(0.16)	(0.19)	(0.01)	(0.20)	10.13	(1.56)	1.07 [7]	0.53 [7]	2.12 [4]	29	18
08-31-2014 [9]	10.00	0.09 [4]	0.47	0.56	(0.07)	—	(0.07)	10.49	5.57 [5]	18.44 [6,7]	0.58 [6,7]	1.29 [4,6]	2	11
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the period. 3. Six months ended 2-28-19. Unaudited. 4. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized.
6. Annualized. 7. Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 8. Less than $500,000. 9. Period from 12-30-13 (commencement of operations) to 8-31-14.
Multi-Index Lifestyle Growth Portfolio
Class R6
02-28-2019 [3]	12.56	0.18 [4]	(0.54)	(0.36)	(0.23)	(0.79)	(1.02)	11.18	(2.03) [5]	0.30 [6,7]	0.30 [6,7]	3.19 [4,6]	5	7
08-31-2018	12.02	0.17 [4]	1.00	1.17	(0.22)	(0.41)	(0.63)	12.56	9.85	0.30 [7]	0.30 [7]	1.44 [4]	5	16
08-31-2017	10.97	0.22 [4]	1.15	1.37	(0.20)	(0.12)	(0.32)	12.02	12.82	0.31 [7]	0.31 [7]	1.90 [4]	1	15
08-31-2016	10.25	0.22 [4]	0.69	0.91	(0.16)	(0.03)	(0.19)	10.97	8.95	0.32 [7]	0.32 [7]	2.01 [4]	1	11
08-31-2015	10.71	0.09 [4]	(0.41)	(0.32)	(0.13)	(0.01)	(0.14)	10.25	(3.04)	0.44 [7]	0.32 [7]	0.84 [4]	1	11
08-31-2014 [8]	10.00	0.03 [4]	0.68	0.71	—	—	—	10.71	7.10 [5]	6.32 [6,7]	0.44 [6,7]	0.43 [4,6]	— [9]	21
Class 1
02-28-2019 [3]	12.54	0.18 [4]	(0.54)	(0.36)	(0.23)	(0.79)	(1.02)	11.16	(2.07) [5]	0.34 [6,7]	0.34 [6,7]	3.14 [4,6]	769	7
08-31-2018	12.01	0.22 [4]	0.93	1.15	(0.21)	(0.41)	(0.62)	12.54	9.75	0.34 [7]	0.34 [7]	1.83 [4]	756	16
08-31-2017	10.96	0.19 [4]	1.18	1.37	(0.20)	(0.12)	(0.32)	12.01	12.78	0.34 [7]	0.34 [7]	1.67 [4]	611	15
08-31-2016	10.24	0.16 [4]	0.75	0.91	(0.16)	(0.03)	(0.19)	10.96	8.92	0.36 [7]	0.35 [7]	1.71 [4]	277	11
08-31-2015	10.71	0.13 [4]	(0.45)	(0.32)	(0.14)	(0.01)	(0.15)	10.24	(3.05)	0.46 [7]	0.35 [7]	1.19 [4]	116	11
08-31-2014 [8]	10.00	0.02 [4]	0.69	0.71	—	—	—	10.71	7.10 [5]	5.22 [6,7]	0.39 [6,7]	0.29 [4,6]	10	21
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the period. 3. Six months ended 2-28-19. Unaudited. 4. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized.
6. Annualized. 7. Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 8. Period from 12-30-13 (commencement of operations) to 8-31-14. 9. Less than $500,000.
The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Multi-Index Lifestyle Moderate Portfolio
Class R6
02-28-2019 [3]	11.15	0.17 [4]	(0.17)	—	(0.20)	(0.34)	(0.54)	10.61	0.33 [5]	0.44 [6,7]	0.44 [6,7]	3.28 [4,6]	1	10
08-31-2018	11.08	0.26 [4]	0.21	0.47	(0.24)	(0.16)	(0.40)	11.15	4.37	0.45 [7]	0.44 [7]	2.37 [4]	1	20
08-31-2017	10.67	0.25 [4]	0.45	0.70	(0.23)	(0.06)	(0.29)	11.08	6.75	0.47 [7]	0.44 [7]	2.30 [4]	1	24
08-31-2016	10.12	0.26 [4]	0.55	0.81	(0.24)	(0.02)	(0.26)	10.67	8.17	0.51 [7]	0.44 [7]	2.53 [4]	1	15
08-31-2015	10.55	0.22 [4]	(0.45)	(0.23)	(0.19)	(0.01)	(0.20)	10.12	(2.25)	0.88 [7]	0.45 [7]	2.14 [4]	1	16
08-31-2014 [8]	10.00	0.11 [4]	0.49	0.60	(0.05)	—	(0.05)	10.55	5.97 [5]	16.64 [6,7]	0.57 [6,7]	1.54 [4,6]	— [9]	6
Class 1
02-28-2019 [3]	11.14	0.17 [4]	(0.17)	—	(0.20)	(0.34)	(0.54)	10.60	0.31 [5]	0.48 [6,7]	0.48 [6,7]	3.25 [4,6]	240	10
08-31-2018	11.07	0.25 [4]	0.22	0.47	(0.24)	(0.16)	(0.40)	11.14	4.34	0.49 [7]	0.48 [7]	2.28 [4]	239	20
08-31-2017	10.67	0.23 [4]	0.46	0.69	(0.23)	(0.06)	(0.29)	11.07	6.61	0.50 [7]	0.47 [7]	2.10 [4]	198	24
08-31-2016	10.12	0.22 [4]	0.59	0.81	(0.24)	(0.02)	(0.26)	10.67	8.13	0.55 [7]	0.47 [7]	2.37 [4]	88	15
08-31-2015	10.54	0.21 [4]	(0.43)	(0.22)	(0.19)	(0.01)	(0.20)	10.12	(2.15)	0.81 [7]	0.47 [7]	1.99 [4]	43	16
08-31-2014 [8]	10.00	0.09 [4]	0.50	0.59	(0.05)	—	(0.05)	10.54	5.90 [5]	15.54 [6,7]	0.52 [6,7]	1.32 [4,6]	2	6
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-19. Unaudited. 4. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Annualized. 7. Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 8. Period from 12-30-13 (commencement of operations) to 8-31-14. 9. Less than $500,000.
Real Estate Securities Fund
Class 1
02-28-2019 [3]	12.97	0.21	0.13	0.34	(0.26)	(0.27)	(0.53)	12.78	3.00 [4]	0.80 [5]	0.80 [5]	3.35 [5]	396	71
08-31-2018	13.12	0.26	0.49	0.75	(0.17)	(0.73)	(0.90)	12.97	6.20	0.81	0.80	2.11	421	158
08-31-2017	14.95	0.28	(0.52)	(0.24)	(0.50)	(1.09)	(1.59)	13.12	(0.86)	0.79	0.79	2.09	502	159
08-31-2016	13.39	0.45 [6]	2.79	3.24	(0.27)	(1.41)	(1.68)	14.95	25.93	0.79	0.78	3.20 [6]	665	141
08-31-2015	14.68	0.23	(0.15)	0.08	(0.25)	(1.12)	(1.37)	13.39	(0.30)	0.79	0.78	1.57	521	169
08-31-2014	13.41	0.26	2.64	2.90	(0.31)	(1.32)	(1.63)	14.68	24.28	0.79	0.78	1.89	567	108
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-19. Unaudited. 4. Not annualized. 5. Annualized. 6. Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.12 and 0.88%, respectively.
Science & Technology Fund
Class NAV
02-28-2019 [3]	5.99	(0.01)	(0.58)	(0.59)	—	(1.79)	(1.79)	3.61	(3.74) [4]	1.10 [5]	1.05 [5]	(0.35) [5]	229	42
08-31-2018	13.85	(0.03)	2.33	2.30	—	(10.16)	(10.16)	5.99	30.59	1.10	1.05	(0.47)	252	108
08-31-2017	11.75	(0.02)	3.17	3.15	(0.02)	(1.03)	(1.05)	13.85	29.39	1.07	1.03	(0.13)	355	93
08-31-2016	12.56	0.02	2.03	2.05	—	(2.86)	(2.86)	11.75	18.08	1.07	1.02	0.18	766	98
08-31-2015	14.54	(0.04)	0.06	0.02	—	(2.00)	(2.00)	12.56	(0.23)	1.05	1.01	(0.29)	829	113
08-31-2014	11.23	(0.02)	3.59	3.57	(0.01)	(0.25)	(0.26)	14.54	32.14	1.05	1.01	(0.17)	1,026	97
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-19. Unaudited. 4. Not annualized. 5. Annualized.
Small Cap Stock Fund
Class NAV
02-28-2019 [3]	12.12	(0.02)	(1.13)	(1.15)	—	(2.18)	(2.18)	8.79	(4.74) [4]	1.08 [5]	1.07 [5]	(0.39) [5]	151	44
08-31-2018	9.39	(0.06)	3.05	2.99	—	(0.26)	(0.26)	12.12	32.38	1.07	1.06	(0.61)	250	92
08-31-2017	7.92	(0.04)	1.51	1.47	—	—	—	9.39	18.56	1.11	1.10	(0.43)	238	101
08-31-2016	9.91	(0.04)	(0.69)	(0.73)	—	(1.26)	(1.26)	7.92	(7.44)	1.11	1.11	(0.48)	203	100
08-31-2015	11.06	(0.06)	0.22	0.16	—	(1.31)	(1.31)	9.91	1.14	1.10	1.09	(0.56)	213	93
08-31-2014	10.22	(0.09)	2.03	1.94	—	(1.10)	(1.10)	11.06	19.49	1.11	1.10	(0.83)	240	100
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the period. 3. Six months ended 2-28-19. Unaudited. 4. Not annualized. 5. Annualized.
The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Small Company Value Fund
Class 1
02-28-2019 [3]	31.31	0.14	(3.40)	(3.26)	(0.17)	(2.57)	(2.74)	25.31	(8.97) [4]	1.16 [5]	1.10 [5]	1.08 [5]	68	13
08-31-2018	29.04	0.09	5.65	5.74	(0.09)	(3.38)	(3.47)	31.31	20.90	1.15	1.09	0.29	80	31
08-31-2017	28.49	0.13	4.01	4.14	(0.23)	(3.36)	(3.59)	29.04	14.65	1.15	1.09	0.44	81	22
08-31-2016	32.83	0.23	3.68	3.91	(0.30)	(7.95)	(8.25)	28.49	15.69	1.14	1.08	0.82	84	29
08-31-2015	37.30	0.30	(1.53)	(1.23)	(0.23)	(3.01)	(3.24)	32.83	(3.69)	1.13	1.07	0.87	85	31
08-31-2014	32.79	0.15	4.60	4.75	(0.05)	(0.19)	(0.24)	37.30	14.48	1.12	1.06	0.42	110	20
Class NAV
02-28-2019 [3]	31.27	0.15	(3.40)	(3.25)	(0.18)	(2.57)	(2.75)	25.27	(8.93) [4]	1.11 [5]	1.05 [5]	1.13 [5]	122	13
08-31-2018	29.01	0.10	5.64	5.74	(0.10)	(3.38)	(3.48)	31.27	20.94	1.10	1.04	0.34	216	31
08-31-2017	28.46	0.14	4.01	4.15	(0.24)	(3.36)	(3.60)	29.01	14.72	1.10	1.04	0.49	171	22
08-31-2016	32.82	0.24	3.67	3.91	(0.32)	(7.95)	(8.27)	28.46	15.70	1.09	1.03	0.87	186	29
08-31-2015	37.28	0.32	(1.52)	(1.20)	(0.25)	(3.01)	(3.26)	32.82	(3.61)	1.08	1.02	0.93	198	31
08-31-2014	32.77	0.17	4.60	4.77	(0.07)	(0.19)	(0.26)	37.28	14.54	1.07	1.01	0.47	281	20
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-19. Unaudited. 4. Not annualized. 5. Annualized.
Strategic Equity Allocation Fund
Class NAV
02-28-2019 [3]	13.46	0.10	(0.83)	(0.73)	(0.23)	(1.58)	(1.81)	10.92	(3.72) [4]	0.67 [5]	0.54 [5]	1.74 [5]	7,286	38
08-31-2018	13.99	0.22	1.42	1.64	(0.26)	(1.91)	(2.17)	13.46	12.48	0.66	0.54	1.64	7,690	115
08-31-2017	13.14	0.24	1.85	2.09	(0.24)	(1.00)	(1.24)	13.99	17.12	0.66	0.53	1.78	7,636	67
08-31-2016	12.88	0.23	0.79	1.02	(0.21)	(0.55)	(0.76)	13.14	8.25	0.67	0.53	1.83	7,139	47
08-31-2015	13.96	0.23	(0.72)	(0.49)	(0.24)	(0.35)	(0.59)	12.88	(3.71)	0.66	0.53	1.67	6,118	32
08-31-2014	11.82	0.23	2.31	2.54	(0.20)	(0.20)	(0.40)	13.96	21.80	0.66	0.52	1.79	5,942	19
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-19. Unaudited. 4. Not annualized. 5. Annualized.
U.S. Strategic Equity Allocation Fund
Class NAV
02-28-2019 [3]	13.13	0.09	(1.02)	(0.93)	(0.19)	(2.53)	(2.72)	9.48	(4.18) [4]	0.66 [5]	0.53 [5]	1.71 [5]	1,543	41
08-31-2018	11.57	0.15	2.14	2.29	(0.17)	(0.56)	(0.73)	13.13	20.43	0.66	0.53	1.26	1,714	128
08-31-2017 [6]	10.00	0.15	1.46	1.61	(0.04)	—	(0.04)	11.57	16.08 [4]	0.66 [5]	0.53 [5]	1.45 [5]	1,955	119
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-19. Unaudited. 4. Not annualized. 5. Annualized. 6. Period from 9-26-16 (commencement of operations) to 8-31-17.
The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Notes to financial statements (unaudited)

1.  ORGANIZATION John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series (the funds), twenty of which are presented in this report.

Multi-Index Lifestyle Aggressive Portfolio, Multi-Index Lifestyle Balanced Portfolio, Multi-Index Lifestyle Conservative Portfolio, Multi-Index Lifestyle Growth Portfolio and Multi-Index Lifestyle Moderate Portfolio (collectively, the Multi-Index Lifestyle Portfolios) operate as “funds-of-funds” investing in shares of mutual funds (underlying funds). The accounting policies of the John Hancock underlying funds in which the funds invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements, available without charge by calling 800-344-1029 or visiting jhinvestments.com, or on the Securities and Exchange Commission (SEC) website at sec.gov. Certain underlying funds are not covered by this report.

The funds may offer multiple classes of shares. The shares currently offered by a specific fund are detailed in the Statements of assets and liabilities. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or MFC, and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

2.  SIGNIFICANT ACCOUNTING POLICIES The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The funds qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the funds:

Security valuation.  Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the funds use the following valuation techniques: Equity securities, including exchange-traded funds, held by the funds are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Except for investments in exchange-traded funds, investments by the funds in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mid-price of the last quoted bid and ask prices from the primary exchange where the option trades. Futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 p.m. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The funds use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The funds use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the funds’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 28, 2019, all investments of Multi-Index Lifestyle Aggressive Portfolio, Multi-Index Lifestyle Balanced Portfolio, Multi-Index Lifestyle Conservative Portfolio, Multi-Index Lifestyle Growth Portfolio, Multi-Index Lifestyle Moderate Portfolio, Real Estate Securities Fund and Small Company Value Fund are categorized as Level 1 under the hierarchy described above.

The following is a summary of the values by input classification of the remaining funds’ investments as of February 28, 2019, by major security category or type:

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Value at 2-28-19	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Capital Appreciation Fund
Investments in securities:
Assets
Common stocks
Communication services	$288,738,368	$230,234,139	$58,504,229	—
Consumer discretionary	352,333,791	326,598,986	25,734,805	—
Consumer staples	70,128,433	70,128,433	—	—
Financials	62,650,661	62,650,661	—	—
Health care	256,342,304	256,342,304	—	—
Industrials	130,068,508	102,139,763	27,928,745	—
Information technology	614,979,561	597,337,620	17,641,941	—
Real estate	28,166,022	28,166,022	—	—
Securities lending collateral	31,221,732	31,221,732	—	—
Short-term investments	10,073,071	10,073,071	—	—
Total investments in securities	$1,844,702,451	$1,714,892,731	$129,809,720	—

Capital Appreciation Value Fund
Investments in securities:
Assets
Common stocks	$1,007,758,890	$1,007,758,890	—	—
Preferred securities
Financials	29,971,391	29,971,391	—	—
Health care	16,053,363	16,053,363	—	—
Industrials	4,212,813	—	$4,212,813	—
Utilities	34,260,659	34,260,659	—	—
U.S. Government and Agency obligations	55,154,752	—	55,154,752	—
Corporate bonds	288,372,944	—	288,372,944	—
Term loans	73,169,808	—	73,169,808	—
Purchased options	184,531	—	184,531	—
Securities lending collateral	2,406,496	2,406,496	—	—
Short-term investments	125,497,357	125,497,357	—	—
Total investments in securities	$1,637,043,004	$1,215,948,156	$421,094,848	—
Derivatives:
Liabilities
Written options	($5,855,834)	—	($5,855,834)	—

Health Sciences Fund
Investments in securities:
Assets
Common stocks
Consumer discretionary	$266,604	—	—	$266,604
Health care	276,417,376	$263,721,231	$12,245,574	450,571
Preferred securities
Consumer discretionary	595,318	—	—	595,318
Health care	1,378,304	651,843	726,461	—
Information technology	314,866	—	—	314,866
Convertible bonds	411,058	—	411,058	—
Rights	83	83	—	—
Short-term investments	1,349,171	1,349,171	—	—
Total investments in securities	$280,732,780	$265,722,328	$13,383,093	$1,627,359

International Growth Stock Fund
Investments in securities:
Assets
Common stocks
Australia	$15,803,894	—	$15,803,894	—
Brazil	14,539,595	$14,539,595	—	—
Canada	39,037,285	39,037,285	—	—
China	32,652,652	14,845,361	17,807,291	—
Denmark	5,853,173	—	5,853,173	—
France	32,496,194	—	32,496,194	—
Germany	28,327,840	—	28,327,840	—
Hong Kong	6,771,894	—	6,771,894	—
Italy	15,041,070	—	15,041,070	—
Japan	36,972,397	—	36,972,397	—
Mexico	8,962,491	8,962,491	—	—
Netherlands	19,432,151	—	19,432,151	—
Singapore	8,318,493	—	8,318,493	—
South Korea	10,567,802	—	10,567,802	—

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Value at 2-28-19	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Growth Stock Fund (continued)
Spain	$5,823,633	—	$5,823,633	—
Sweden	10,617,501	—	10,617,501	—
Switzerland	26,482,101	—	26,482,101	—
Taiwan	9,216,142	—	9,216,142	—
Thailand	2,191,358	—	2,191,358	—
Turkey	4,483,042	—	4,483,042	—
United Kingdom	38,408,295	—	38,408,295	—
United States	20,766,089	$20,766,089	—	—
Short-term investments	23,032,342	23,032,342	—	—
Total investments in securities	$415,797,434	$121,183,163	$294,614,271	—

International Small Cap Fund
Investments in securities:
Assets
Common stocks
Belgium	$10,493,474	—	$10,493,474	—
Brazil	11,760,202	$11,760,202	—	—
Canada	28,248,546	28,248,546	—	—
China	24,618,273	5,136,063	19,482,210	—
Denmark	6,628,611	—	6,628,611	—
Finland	17,498,895	—	17,498,895	—
France	4,639,038	—	4,639,038	—
Germany	16,675,351	—	16,675,351	—
Hong Kong	15,973,818	—	15,973,818	—
India	3,183,395	—	3,183,395	—
Italy	16,509,789	—	16,509,789	—
Japan	77,387,501	—	77,387,501	—
Luxembourg	8,033,549	—	8,033,549	—
Netherlands	21,286,631	—	21,286,631	—
Norway	1,346,528	—	1,346,528	—
Poland	2,879,903	—	2,879,903	—
Singapore	622,633	—	—	$622,633
South Korea	8,077,996	—	8,077,996	—
Spain	6,251,555	—	6,251,555	—
Sweden	21,046,975	—	21,046,975	—
Switzerland	14,431,504	6,871,480	7,560,024	—
Taiwan	24,185,954	—	24,185,954	—
United Kingdom	26,938,615	—	26,938,615	—
Preferred securities	2,820,205	2,820,205	—	—
Exchange-traded funds	23,951,565	23,951,565	—	—
Securities lending collateral	29,159,172	29,159,172	—	—
Total investments in securities	$424,649,678	$107,947,233	$316,079,812	$622,633

International Strategic Equity Allocation Fund
Investments in securities:
Assets
Common stocks
Australia	$106,921,266	—	$106,921,266	—
Austria	3,038,944	—	3,038,944	—
Belgium	13,173,473	—	13,173,473	—
Brazil	22,130,604	$22,130,604	—	—
Canada	114,834,304	114,834,304	—	—
Chile	6,684,644	—	6,684,644	—
China	131,039,787	38,905,765	92,134,022	—
Colombia	1,414,996	1,414,996	—	—
Czech Republic	552,785	—	552,785	—
Denmark	21,316,785	—	21,316,785	—
Finland	14,288,095	—	14,288,095	—
France	106,376,042	—	106,376,042	—
Germany	93,594,387	—	93,594,387	—
Hong Kong	85,958,276	833,170	85,125,106	—
Hungary	1,373,042	—	1,373,042	—
Indonesia	8,755,796	—	8,755,796	—
Ireland	8,816,488	960,295	7,856,193	—
Isle of Man	439,515	—	439,515	—
Israel	5,846,237	2,750,264	3,095,973	—
Italy	14,971,702	—	14,971,702	—
Japan	206,005,433	—	206,005,433	—

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Value at 2-28-19	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Strategic Equity Allocation Fund (continued)
Luxembourg	$3,691,112	—	$3,691,112	—
Macau	2,217,815	—	2,217,815	—
Malaysia	1,693,270	—	1,693,270	—
Mexico	22,794,201	$22,565,371	228,830	—
Netherlands	70,803,516	3,844,572	66,958,944	—
New Zealand	1,712,035	—	1,712,035	—
Norway	3,012,394	—	3,012,394	—
Peru	3,472,699	3,472,699	—	—
Philippines	6,525,153	—	6,525,153	—
Poland	4,539,481	—	4,539,481	—
Portugal	1,876,789	—	1,876,789	—
Romania	399,279	—	399,279	—
Singapore	15,695,651	—	15,695,651	—
South Africa	39,882,404	—	39,882,404	—
South Korea	19,913,631	—	19,913,631	—
Spain	36,405,061	—	36,405,061	—
Sweden	29,487,323	—	29,487,323	—
Switzerland	139,675,605	—	139,675,605	—
Taiwan	11,988,709	—	11,988,709	—
Thailand	10,503,308	—	10,503,308	—
Turkey	2,939,615	—	2,939,615	—
United Arab Emirates	344,507	—	344,507	—
United Kingdom	187,982,992	1,204,993	186,777,999	—
United States	1,615,271	631,420	983,851	—
Preferred securities
Brazil	13,742,890	13,742,890	—	—
Chile	775,828	—	775,828	—
Colombia	738,737	738,737	—	—
Germany	6,154,688	—	6,154,688	—
South Korea	1,057,152	—	1,051,880	$5,272
Exchange-traded funds	42,770,515	42,770,515	—	—
Warrants	789	789	—	—
Securities lending collateral	47,734,417	47,734,417	—	—
Short-term investments	24,900,000	—	24,900,000	—
Total investments in securities	$1,724,579,438	$318,535,801	$1,406,038,365	$5,272
Derivatives:
Assets
Futures	$2,003,636	$2,003,636	—	—

International Value Fund
Investments in securities:
Assets
Common stocks
Canada	$19,174,017	$19,174,017	—	—
China	28,084,390	6,546,012	$21,538,378	—
Denmark	5,618,021	—	5,618,021	—
France	28,288,657	—	28,288,657	—
Germany	16,487,758	—	16,487,758	—
Hong Kong	13,027,706	—	13,027,706	—
India	3,121,552	—	3,121,552	—
Ireland	4,754,165	—	4,754,165	—
Israel	5,105,381	5,105,381	—	—
Italy	5,637,742	—	5,637,742	—
Japan	35,115,407	—	35,115,407	—
Luxembourg	5,207,927	—	5,207,927	—
Netherlands	23,097,844	3,926,760	19,171,084	—
Singapore	4,265,681	37,817	4,227,864	—
South Korea	24,410,988	5,245,953	19,165,035	—
Switzerland	12,268,207	—	12,268,207	—
Taiwan	7,926,957	—	7,926,957	—
Thailand	6,596,051	—	6,596,051	—
United Kingdom	37,631,169	—	37,631,169	—
Securities lending collateral	5,249,803	5,249,803	—	—
Short-term investments	27,600,000	—	27,600,000	—
Total investments in securities	$318,669,423	$45,285,743	$273,383,680	—

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Value at 2-28-19	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mid Cap Stock Fund
Investments in securities:
Assets
Common stocks
Communication services	$116,659,688	$116,659,688	—	—
Consumer discretionary	275,738,528	274,833,116	—	$905,412
Consumer staples	72,615,594	72,615,594	—	—
Energy	17,969,766	17,969,766	—	—
Financials	40,284,906	40,284,906	—	—
Health care	347,290,746	335,571,090	$11,719,656	—
Industrials	150,891,508	150,891,508	—	—
Information technology	464,560,306	459,463,390	—	5,096,916
Real estate	946,395	—	—	946,395
Preferred securities	100,651,148	—	—	100,651,148
Securities lending collateral	125,452,034	125,452,034	—	—
Short-term investments	33,300,000	—	33,300,000	—
Total investments in securities	$1,746,360,619	$1,593,741,092	$45,019,656	$107,599,871

Mid Value Fund
Investments in securities:
Assets
Common stocks
Communication services	$43,852,395	$43,852,395	—	—
Consumer discretionary	37,945,777	37,945,777	—	—
Consumer staples	144,799,359	124,488,275	$20,311,084	—
Energy	146,204,478	141,916,527	4,287,951	—
Financials	221,697,153	210,654,625	11,042,528	—
Health care	189,136,547	189,136,547	—	—
Industrials	102,728,105	97,195,841	5,532,264	—
Information technology	23,458,533	23,458,533	—	—
Materials	106,941,953	106,941,953	—	—
Real estate	95,374,387	95,374,387	—	—
Utilities	75,998,323	75,998,323	—	—
Preferred securities	3,058,415	3,058,415	—	—
Securities lending collateral	33,109,713	33,109,713	—	—
Short-term investments	111,700,612	111,700,612	—	—
Total investments in securities	$1,336,005,750	$1,294,831,923	$41,173,827	—

Science & Technology Fund
Investments in securities:
Assets
Common stocks
Communication services	$40,016,124	$30,785,489	$9,230,635	—
Consumer discretionary	29,705,219	25,864,311	3,840,908	—
Health care	1,745,112	1,745,112	—	—
Industrials	547,024	547,024	—	—
Information technology	131,515,452	120,591,975	10,923,477	—
Materials	1,110,325	1,110,325	—	—
Preferred securities	2,574,988	—	—	$2,574,988
Exchange-traded funds	5,117,918	5,117,918	—	—
Securities lending collateral	3,390,314	3,390,314	—	—
Short-term investments	16,505,024	13,570,024	2,935,000	—
Total investments in securities	$232,227,500	$202,722,492	$26,930,020	$2,574,988

Small Cap Stock Fund
Investments in securities:
Assets
Common stocks
Communication services	$879,924	$879,924	—	—
Consumer discretionary	28,625,449	28,625,449	—	—
Consumer staples	4,195,339	4,195,339	—	—
Energy	1,650,427	1,650,427	—	—
Financials	8,826,816	8,826,816	—	—
Health care	43,050,138	43,050,138	—	—
Industrials	16,794,504	16,794,504	—	—
Information technology	29,980,809	29,623,300	—	$357,509
Materials	4,789,478	4,789,478	—	—
Real estate	7,707,083	7,707,083	—	—

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Value at 2-28-19	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Small Cap Stock Fund (continued)
Preferred securities	$1,200,093	—	—	$1,200,093
Securities lending collateral	14,245,915	$14,245,915	—	—
Short-term investments	2,500,000	—	$2,500,000	—
Total investments in securities	$164,445,975	$160,388,373	$2,500,000	$1,557,602

Strategic Equity Allocation Fund
Investments in securities:
Assets
Common stocks
Communication services	$658,793,877	$468,741,431	$190,050,684	$1,762
Consumer discretionary	740,602,677	519,271,019	221,331,658	—
Consumer staples	594,345,145	328,346,512	265,998,633	—
Energy	321,529,716	179,930,330	141,599,386	—
Financials	1,182,596,252	633,783,175	548,811,621	1,456
Health care	888,852,570	635,151,546	253,700,379	645
Industrials	818,653,584	518,984,754	299,668,830	—
Information technology	1,048,630,564	905,793,676	142,667,279	169,609
Materials	294,697,704	108,794,554	185,901,758	1,392
Real estate	272,260,107	165,682,142	106,577,965	—
Utilities	184,632,492	96,720,123	87,912,369	—
Preferred securities
Communication services	920,177	920,177	—	—
Consumer discretionary	7,809,823	624,023	7,185,800	—
Consumer staples	3,724,256	629,632	3,094,624	—
Energy	4,535,272	4,535,272	—	—
Financials	17,155,132	17,155,132	—	—
Health care	847,406	—	847,406	—
Industrials	9,422	—	—	9,422
Information technology	1,439,972	—	1,439,972	—
Materials	2,714,599	1,067,544	1,647,055	—
Utilities	901,006	901,006	—	—
Exchange-traded funds	76,568,468	76,568,468	—	—
Rights	9,681	—	—	9,681
Warrants	1,299	1,299	—	—
Securities lending collateral	93,448,931	93,448,931	—	—
Short-term investments	143,961,666	—	143,961,666	—
Total investments in securities	$7,359,641,798	$4,757,050,746	$2,602,397,085	$193,967
Derivatives:
Assets
Futures	$7,731,744	$7,731,744	—	—
Forward foreign currency contracts	709,909	—	$709,909	—
Liabilities
Forward foreign currency contracts	(1,450)	—	(1,450)	—

U.S. Strategic Equity Allocation Fund
Investments in securities:
Assets
Common stocks
Communication services	$160,566,176	$160,565,487	—	$689
Consumer discretionary	165,826,578	165,819,443	$7,135	—
Consumer staples	109,312,497	109,312,497	—	—
Energy	47,996,508	47,996,508	—	—
Financials	195,930,360	195,929,759	—	601
Health care	230,103,087	230,102,862	—	225
Industrials	179,430,838	179,430,838	—	—
Information technology	324,461,546	324,461,546	—	—
Materials	26,485,632	26,485,118	—	514
Real estate	59,096,230	59,096,230	—	—
Utilities	32,468,105	32,468,105	—	—
Preferred securities	8,841	8,841	—	—
Rights	3,503	—	—	3,503
Securities lending collateral	8,867,963	8,867,963	—	—
Short-term investments	16,966,220	—	16,966,220	—
Total investments in securities	$1,557,524,084	$1,540,545,197	$16,973,355	$5,532
Derivatives:
Assets
Futures	$911,283	$911,283	—	—

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2. Securities were transferred into Level 3 because of a lack of observable market data, which resulted from an absence of market activity for these securities. In addition, securities were transferred from Level 3 since observable market data became available.

Mid Cap Stock Fund
	Common Stocks	Preferred Securities	Totals
Balance as of 8-31-18	$7,487,414	$98,980,340	$106,467,754
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	(503,261)	1,670,808	1,167,547
Purchases	3,259,193	—	3,259,193
Sales	(3,294,623)	—	(3,294,623)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of 2-28-19	$6,948,723	$100,651,148	$107,599,871
Change in unrealized at period end*	($503,261)	$1,670,808	$1,167,547

Science & Technology Fund
	Preferred Securities	Totals
Balance as of 8-31-18	$2,499,129	$2,499,129
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	75,859	75,859
Purchases	—	—
Sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Balance as of 2-28-19	$2,574,988	$2,574,988
Change in unrealized at period end*	$75,859	$75,859

Small Cap Stock Fund
	Common Stocks	Preferred Securities	Totals
Balance as of 8-31-18	$386,225	$1,233,870	$1,620,095
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	(28,716)	(33,777)	(62,493)
Purchases	—	—	—
Sales	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of 2-28-19	$357,509	$1,200,093	$1,557,602
Change in unrealized at period end*	($28,716)	($33,777)	($62,493)

*	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

The valuation techniques and significant unobservable inputs used in the fair value measurement of the funds’ Level 3 securities are outlined in the table below.

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the funds’ Level 3 securities are outlined in the tables below:

Mid Cap Stock Fund	Fair Value at 2-28-19	Valuation Technique	Significant Unobservable Inputs	Input/ Range*
Common Stocks	$5,963,428	Market Approach	EV to revenue multiple	4.37x – 5.20x (weighted average 4.50x)
			Discount	17.5% – 25% (weighted average 23.86%)
	$946,395	Market Approach	Prior/Recent transactions	$110
			OPM – Volatility	40%
	$38,900	Market Approach	Expected future value	$0.10
			Discount	50%
	$6,948,723

Preferred Securities	$35,154,700	Market Approach	Average of bids	$43.45
	$23,300,325	Market Approach	Prior/Recent transactions	$110
			OPM – Volatility	40%
	$16,719,128	Market Approach	EV to revenue multiple	1.50x – 6.73x (weighted average 4.03x)
			Discount	10% – 17.5% (weighted average 14.52%)
	$13,115,660	Market Approach	Prior/recent transactions	$5.70
	$12,276,573	Market Approach	EV to revenue multiple	2.96x – 5.56x (weighted average 3.60x)
			Discount	25%
			OPM – Volatility	20% – 40% (weighted average 32.88%)
	$84,762	Market Approach	Expected future value	$0.36
			Discount	55%
	$100,651,148

Total	$107,599,871

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Science & Technology Fund	Fair Value at 2-28-19	Valuation Technique	Significant Unobservable Inputs	Input/ Range*
Preferred Securities	$1,768,852	Market Approach	EV to revenue multiple	4.11x
			Discount	12.5%
	$806,136	Market Approach	Prior/recent transactions	$47.99

Total	$2,574,988

Small Cap Stock Fund	Fair Value at 2-28-19	Valuation Technique	Significant Unobservable Inputs	Input/ Range*
Common Stocks	$357,509	Market Approach	EV to revenue multiple	4.37x
			Discount	25%

Preferred Securities	$1,200,093	Market Approach	EV to revenue multiple	2.96x – 3.10x (weighted average 3.05x)
			Discount	25%
			OPM – Volatility	20% – 40% (weighted average 32.23%)

Total	$1,557,602

*	A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.

A change to unobservable inputs of a fund’s Level 3 securities as of February 28, 2019, could have resulted in changes to the fair value measurement, as follows:

Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Average of bids	Increase	Decrease
Discount	Decrease	Increase
Enterprise value (“EV”) to revenue multiple	Increase	Decrease
Expected future value	Increase	Decrease
Options Pricing Method (OPM) – Volatility	Variable	Variable
Prior/recent transactions	Increase	Decrease

Repurchase agreements.  The funds may enter into repurchase agreements. When a fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by a fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the funds. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by a fund for repurchase agreements is disclosed in the Portfolios of Investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statements of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income.  Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a tax return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain if amounts are estimable. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Income and capital gain distributions from underlying funds are recorded on ex-date.

Real estate investment trusts.  The funds may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the funds will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.

Securities lending.  The funds may lend their securities to earn additional income. They receive cash collateral from the borrower in an amount not less than the market value of the loaned securities. The funds will invest its collateral in JHCT, an affiliate of the funds, which has a floating NAV and is registered with the SEC as an investment company. JHCT invests in short-term money market investments. The funds will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The funds have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the respective fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the funds could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The funds receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the funds is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.

Obligations to repay collateral received by the funds are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities.

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

As of February 28, 2019, the funds loaned securities as follows:

Fund	Market value of securities on loan	Cash collateral received
Capital Appreciation Fund	$30,591,784	$31,206,947
Capital Appreciation Value Fund	2,358,820	2,407,276
International Small Cap Fund	27,825,014	29,156,770
International Strategic Equity Allocation Fund	41,183,629	47,744,333
International Value Fund	5,044,133	5,238,994
Mid Cap Stock Fund	122,874,363	125,452,624
Mid Value Fund	32,401,902	33,127,906
Multi-Index Lifestyle Balanced Portfolio	66,994,211	68,441,841
Multi-Index Lifestyle Conservative Portfolio	8,955,990	9,142,201
Multi-Index Lifestyle Growth Portfolio	25,004,411	25,530,036
Multi-Index Lifestyle Moderate Portfolio	63,395,586	64,728,710
Science & Technology Fund	3,320,941	3,390,315
Small Cap Stock Fund	13,579,166	14,251,513
Small Company Value Fund	5,277,701	5,465,907
Strategic Equity Allocation Fund	90,682,123	93,447,257
U.S. Strategic Equity Allocation	8,664,942	8,872,218

Foreign investing.  Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Funds investing in a single country or in a limited geographic region tend to be riskier than funds that invest more broadly. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Foreign taxes.  The funds may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the funds’ understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the funds as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.

Line of credit.  The funds may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the funds’ custodian agreement, the custodian may loan money to the funds to make properly authorized payments. The funds are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Any overdrafts at period end are presented under the caption Due to custodian in the Statements of assets and liabilities.

The funds and other affiliated funds, excluding Real Estate Securities Fund, have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement.

Real Estate Securities Fund and other affiliated funds have entered into a separate unsecured $50 million line of credit agreement with BNP Paribas.

A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statements of operations.

Commitment fees for the six months ended February 28, 2019, were as follows:

Fund	Commitment Fee
Capital Appreciation Fund	$2,810
Capital Appreciation Value Fund	2,816
Health Sciences Fund	1,299
International Growth Stock Fund	1,772
International Small Cap Fund	1,579
International Strategic Equity Allocation Fund	2,912
International Value Fund	2,145
Mid Cap Stock Fund	2,614
Mid Value Fund	2,417
Multi-Index Lifestyle Aggressive Portfolio	1,300
Multi-Index Lifestyle Balanced Portfolio	$1,845
Multi-Index Lifestyle Conservative Portfolio	1,137
Multi-Index Lifestyle Growth Portfolio	1,733
Multi-Index Lifestyle Moderate Portfolio	1,218
Real Estate Securities Fund	4,023
Science & Technology Fund	1,237
Small Cap Stock Fund	1,220
Small Company Value Fund	1,271
Strategic Equity Allocation Fund	8,791
U.S. Strategic Equity Allocation Fund	2,800

Expenses.  Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the funds’ relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Class allocations.  Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes.  Each fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of August 31, 2018, certain funds have capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforwards available as of August 31, 2018:

	No Expiration Date
Fund	Short Term	Long Term
International Value Fund	$4,981,599	$4,976,882

As of August 31, 2018, the funds had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

For federal income tax purposes, the costs of investments owned on February 28, 2019, including short-term investments, were as follows:

Fund	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Capital Appreciation Fund	$925,028,919	$919,910,799	($237,267)	$919,673,532
Capital Appreciation Value Fund	1,402,889,801	243,072,427	(14,775,058)	228,297,369
Health Sciences Fund	233,250,846	53,745,351	(6,263,417)	47,481,934
International Growth Stock Fund	322,009,095	106,406,439	(12,618,100)	93,788,339
International Small Cap Fund	344,655,051	107,990,570	(27,995,943)	79,994,627
International Strategic Equity Allocation Fund	1,741,704,426	86,800,342	(101,921,694)	(15,121,352)
International Value Fund	273,696,643	50,718,031	(5,745,251)	44,972,780
Mid Cap Stock Fund	1,294,545,788	491,937,554	(40,122,723)	451,814,831
Mid Value Fund	1,218,876,625	204,039,942	(86,910,817)	117,129,125
Multi-Index Lifestyle Aggressive Portfolio	342,880,530	12,257,296	(32,146,424)	(19,889,128)
Multi-Index Lifestyle Balanced Portfolio	980,882,091	24,583,192	(53,193,216)	(28,610,024)
Multi-Index Lifestyle Conservative Portfolio	174,094,071	1,601,984	(4,263,062)	(2,661,078)
Multi-Index Lifestyle Growth Portfolio	837,157,312	25,253,639	(61,381,858)	(36,128,219)
Multi-Index Lifestyle Moderate Portfolio	312,608,653	4,793,303	(10,913,581)	(6,120,278)
Real Estate Securities Fund	330,175,857	62,562,316	(987,273)	61,575,043
Science & Technology Fund	196,650,841	39,104,012	(3,527,353)	35,576,659
Small Cap Stock Fund	128,071,748	41,151,255	(4,777,028)	36,374,227
Small Company Value Fund	130,977,272	68,025,790	(5,266,020)	62,759,770
Strategic Equity Allocation Fund	7,169,787,890	478,412,802	(280,118,691)	198,294,111
U.S. Strategic Equity Allocation Fund	1,502,418,374	102,136,155	(46,119,162)	56,016,993

Distribution of income and gains.  Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. Multi-Index Lifestyle Balanced Portfolio, Multi-Index Lifestyle Conservative Portfolio and Multi-Index Lifestyle Moderate Portfolio generally declare and pay dividends from net investment income quarterly. All other funds generally declare and pay dividends from net investment income annually. All funds generally declare and pay capital gain distributions, if any, annually.

Distributions paid by the funds with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the funds’ financial statements as a return of capital. The final determination of tax characteristics of the funds’ distribution will occur at the end of the year and will subsequently be reported to shareholders. Short-term gains from underlying funds are treated as ordinary income for tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses, foreign currency transactions, investments in passive foreign investment companies, wash sale loss deferrals, derivative transactions, and amortization and accretion on debt securities.

3.  DERIVATIVE INSTRUMENTS The funds may invest in derivatives in order to meet their investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the funds are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts and certain options are typically traded through the OTC market. Certain forwards and options are regulated by the Commodity Futures Trading Commission. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. A fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

Derivative Instruments, CONTINUED

As defined by the ISDA, the funds may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the funds is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the funds and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the funds for OTC transactions is held in a segregated account at the funds’ custodian and is noted in the accompanying Portfolio of Investments, or if cash is posted, on the Statements of assets and liabilities. A fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Futures and certain options are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

Futures.  A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects a fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects a fund to unlimited risk of loss.

Upon entering into a futures contract, a fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable/payable is included on the Statements of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by a fund. When the contract is closed, a fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The following table details how the funds used futures contracts during the six months ended February 28, 2019. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:

Fund	Reason	USD Notional range
International Strategic Equity Allocation Fund	To maintain diversity of the fund	$34.4 million to $127.3 million
Strategic Equity Allocation Fund	To manage against anticipated changes in securities, gain exposure to certain securities markets, substitute for securities purchased and maintain diversity of the fund	$163.0 million to $300.9 million
U.S. Strategic Equity Allocation Fund	To manage against anticipated changes in securities, gain exposure to certain securities markets, substitute for securities purchased and maintain diversity of the fund	$13.2 million to $49.4 million

Forward foreign currency contracts.  A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor a fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statements of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

The following table details how the funds used forward foreign currency contracts during the six months ended February 28, 2019. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:

Fund	Reason	USD Notional range
Strategic Equity Allocation Fund	To manage against anticipated changes in currency exchange rates, manage currency exposure and maintain diversity and liquidity of the fund	$109.4 million to $278.0 million

Options.  There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase a fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease a fund’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statements of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When a fund purchases an option, the premium paid by a fund is included in the portfolio of investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, a fund realizes a loss equal to the cost of the option. If a fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If a fund enters into a closing sale transaction, a fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When a fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by a fund.

The following table details how the funds used purchase options contracts during the six months ended February 28, 2019. In addition, the table summarizes the range of market values for purchased options contracts held by the funds, as measured at each quarter end:

Derivative Instruments, CONTINUED

Fund	Reason	Market value range
Capital Appreciation Value Fund	To manage against anticipated changes in securities markets	Up to $185,000

The following table details how the funds used written options contracts during the six months ended February 28, 2019. In addition, the table summarizes the range of market values for written options contracts held by the funds, as measured at each quarter end:

Fund	Reason	Market value range
Capital Appreciation Value Fund	To manage against anticipated changes in securities markets	$5.9 million to $16.0 million

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the funds at February 28, 2019 by risk category:

Fund	Risk	Statements of assets and liabilities location	Financial Instruments Location	Asset Derivatives Fair Value	Liability Derivatives Fair Value
Capital Appreciation Value Fund	Equity	Written options, at value	Written options	—	($5,855,834)
				—	($5,855,834)
International Strategic Equity Allocation Fund	Equity	Receivable/payable for futures variation margin	Futures†	$1,977,073	—
	Foreign currency	Receivable/payable for futures variation margin	Futures†	26,563	—
				$2,003,636	—
Strategic Equity Allocation Fund	Equity	Receivable/payable for futures variation margin	Futures†	$7,699,252	—
	Foreign currency	Receivable/payable for futures variation margin	Futures†	32,492	—
	Foreign currency	Unrealized appreciation/depreciation for forward foreign currency contracts	Forward foreign currency contracts	709,909	($1,450)
				$8,441,653	($1,450)
U.S. Strategic Equity Allocation Fund	Equity	Receivable/payable for futures variation margin	Futures†	$911,283	—
				$911,283	—

†	Reflects cumulative appreciation/depreciation on futures as disclosed in the Portfolio of Investments. Only the year end variation margin is separately disclosed on the Statements of assets and liabilities.

For financial reporting purposes, the funds do not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statements of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the funds and the applicable counterparty.

Effect of derivative instruments on the Statements of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2019:

	Statements of Operations Location—Net Realized Gain (Loss) on:
Fund	Risk	Futures Contracts	Forward foreign currency contracts	Written Options	Total
Capital Appreciation Value Fund	Equity	—	—	$7,041,957	$7,041,957
	Total	—	—	$7,041,957	$7,041,957
International Strategic Equity Allocation Fund	Equity	($5,941,725)	—	—	($5,941,725)
	Foreign currency	1,865,387	—	—	1,865,387
	Total	($4,076,338)	—	—	($4,076,338)
Strategic Equity Allocation Fund	Equity	($23,636,571)	—	—	($23,636,571)
	Foreign currency	—	$2,799,879	—	2,799,879
	Total	($23,636,571)	$2,799,879	—	($20,836,692)
U.S. Strategic Equity Allocation Fund	Equity	($2,422,820)	—	—	($2,422,820)
	Total	($2,422,820)	—	—	($2,422,820)

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2019:

	Statements of Operations Location—Change in Unrealized Appreciation (Depreciation) of:
Fund	Risk	Futures Contracts	Forward foreign currency contracts	Written Options	Total
Capital Appreciation Value Fund	Equity	—	—	$8,993,369	$8,993,369
	Total	—	—	$8,993,369	$8,993,369
International Strategic Equity Allocation Fund	Equity	$3,523,389	—	—	$3,523,389
	Foreign currency	(603,510)	—	—	(603,510)
	Total	$2,919,879	—	—	$2,919,879
Strategic Equity Allocation Fund	Equity	$8,442,780	—	—	$8,442,780
	Foreign currency	69,436	($472,413)	—	(402,977)
	Total	$8,512,216	($472,413)	—	$8,039,803

Derivative Instruments, CONTINUED

	Statements of Operations Location—Change in Unrealized Appreciation (Depreciation) of:
Fund	Risk	Futures Contracts	Forward foreign currency contracts	Written Options	Total
U.S. Strategic Equity Allocation Fund	Equity	$319,735	—	—	$319,735
	Total	$319,735	—	—	$319,735

4.  GUARANTEES AND INDEMNIFICATIONS Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the funds. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.

5.  FEES AND TRANSACTIONS WITH AFFILIATES John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the funds. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee.  The funds have an investment management agreement with the Advisor under which the funds pay a monthly management fee to the Advisor equivalent on an annual basis as detailed below. Aggregate net assets generally include the net assets of the funds and the net assets of a similar fund of John Hancock Variable Insurance Trust (JHVIT), unless otherwise noted below. JHVIT funds are advised by an affiliate of the Advisor, John Hancock Investment Management Services, LLC, and are distributed by an affiliate of the Advisor, John Hancock Distributors, LLC.

•	Capital Appreciation Fund — a) 0.850% of the first $300 million of aggregate net assets; b) 0.800% of the next $200 million of aggregate net assets; c) 0.700% of the next $500 million of aggregate net assets; and d) 0.670% of the excess over $1 billion of aggregate net assets.

•	Capital Appreciation Value Fund — If net assets are less than $500 million, then the following fee schedule shall apply: a) 0.950% of the first $250 million of aggregate net assets and b) 0.850% of the excess over $250 million of aggregate net assets. If net assets equal or exceed $500 million but are less than $2 billion, then the following fee schedule shall apply: a) 0.850% of the first $1 billion of aggregate net assets and b) 0.800% of the excess over $1 billion of aggregate net assets. If net assets equal or exceed $2 billion but are less than $3 billion, then the following fee schedule shall apply: a) 0.850% of the first $500 million of aggregate net assets and b) 0.800% of the excess over $500 million of aggregate net assets. If net assets equal or exceed $3 billion, then the management fee to be paid is 0.800% of aggregate net assets.

•	Health Sciences Fund — a) 1.050% of the first $500 million of aggregate net assets and b) 1.000% of the next $250 million of aggregate net assets; and c) 0.950% of excess over $750 million of aggregate net assets. However, when aggregate net assets exceed $750 million, the management fee is 0.95% on all net assets.

•	International Growth Stock Fund — a) 0.850% of the first $250 million of aggregate net assets; b) 0.800% of the next $500 million of aggregate net assets; and c) 0.750% of the excess over $750 million of aggregate net assets.

•	International Small Cap Fund — a) 1.050% of the first $200 million of average net assets; b) 0.950% of the next $300 million of average net assets; and c) 0.850% of the excess over $500 million of average net assets.

•	International Strategic Equity Allocation Fund, Strategic Equity Allocation Fund and U.S. Strategic Equity Allocation Fund — Aggregate net assets include these three funds and JHVIT Strategic Equity Allocation. The management fee paid is as follows: a) 0.675% of the first $2.5 billion of aggregate net assets; b) 0.650% of the next $5 billion of aggregate net assets; c) 0.625% of the next $2.5 billion of aggregate net assets; d) 0.600% of the next $5 billion of aggregate net assets; e) 0.595% of the next $10 billion of aggregate net assets; and f) 0.590% of the excess over $25 billion of aggregate net assets.

•	International Value Fund — Aggregate net assets are the aggregate net assets of the fund, JHF II Global Fund, JHF II International Small Cap Fund, JHVIT International Value Trust, JHVIT Mutual Shares Trust and JHVIT Global Trust. The management fee paid is as follows: a) 0.950% of the first $150 million of aggregate net assets; b) 0.850% of the next $150 million of aggregate net assets; and c) 0.800% of the excess over $300 million of aggregate net assets. However, when aggregate net assets exceed $300 million, then the management fee rate is 0.800% of aggregate net assets.

•	Mid Cap Stock Fund — a) 0.875% of the first $200 million of aggregate net assets; b) 0.850% of the next $300 million of aggregate net assets; and c) 0.825% of the excess over $500 million of aggregate net assets.

•	Mid Value Fund — a) 1.050% of the first $20 million of aggregate net assets; b) 0.950% of the next $30 million of aggregate net assets; and c) 0.950% of the excess over $50 million of aggregate net assets. However, when aggregate net assets exceed $50 million, then the management fee rate is 0.950% of all aggregate net assets of the fund.

•	Multi-Index Lifestyle Portfolios — Each fund pays the Advisor a management fee for its services to the fund. The management fee has two components: (a) a fee on assets invested in a fund of John Hancock Funds II (JHF II), John Hancock Funds III (JHF III) or John Hancock Variable Insurance Trust (JHVIT); and (b) a fee on assets invested in investments other than a fund of JHF II, JHF III or JHVIT (other assets). The fee on assets invested in a fund of JHF II, JHF III or JHVIT is stated as an annual percentage of the current value of the net assets of the fund (together with the assets of the Multimanager Lifestyle Portfolios, JHVIT Lifestyle PS Series and Lifestyle MVPs) and is equivalent to the sum of a) 0.050% for the first $7.5 billion of aggregate net assets and b) 0.040% of the excess over $7.5 billion of aggregate net assets. The fee on other assets is stated as an annual percentage of the current value of the net assets of the fund and is equivalent to the sum of: a) 0.500% of the first $7.5 billion of aggregate net assets and b) 0.490% of the excess over $7.5 billion of aggregate net assets.

•	Real Estate Securities Fund — 0.700% of aggregate net assets.

•	Science & Technology Fund — a) 1.050% of the first $500 million of aggregate net assets and (b) 1.000% of the excess over $500 million of aggregate net assets.

•	Small Cap Stock Fund — a) 1.050% of the first $50 million of aggregate net assets and b) 1.000% of the excess over $50 million of aggregate net assets.

•	Small Company Value Fund — a) 1.050% of the first $500 million of aggregate net assets and b) 1.000% of the excess over $500 million of aggregate net assets.

Fees and transactions with affiliates, CONTINUED

The organizations described below act as the subadvisors to the Trust and its funds pursuant to Subadvisory Agreements with the Advisor. Fund management is allocated among the following managers:

Fund	Subadvisor(s)
Science & Technology Fund	Allianz Global Investors U.S. LLC; T. Rowe Price Associates, Inc.
Real Estate Securities Fund	DWS Investment Management Americas Inc.
International Small Cap Fund	Franklin Templeton Investments Corp.
International Growth Stock Fund	Invesco Advisers, Inc.
Capital Appreciation Fund	Jennison Associates, LLC
Multi-Index Lifestyle Aggressive Portfolio
Multi-Index Lifestyle Balanced Portfolio
Multi-Index Lifestyle Conservative Portfolio
Multi-Index Lifestyle Growth Portfolio
Multi-Index Lifestyle Moderate Portfolio
John Hancock Asset Management a division of Manulife Asset Management (North America) Limited[1,2,4] and John Hancock Asset Management a division of Manulife Asset Management (US) LLC[1,3]
International Strategic Equity Allocation Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC[1,3]
Strategic Equity Allocation Fund
U.S. Strategic Equity Allocation Fund
Capital Appreciation Value Fund	T. Rowe Price Associates, Inc.
Health Sciences Fund
Mid Value Fund
Small Company Value Fund
International Value Fund	Templeton Investment Counsel, LLC
Mid Cap Stock Fund	Wellington Management Company LLP
Small Cap Stock Fund

1  An affiliate of the Advisor.

2  Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.

3  Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

4  Effective December 31, 2018, John Hancock Asset Management a division of Manulife Asset Management (North America) Limited was terminated as a subadvisor.

The funds are not responsible for payment of the subadvisory fees.

Expense reimbursements.  The Advisor has voluntarily agreed to waive a portion of its management fee if certain expenses of the respective funds exceed the percentage of average net assets as detailed below. Expenses excluded from this waiver are taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the funds’ business, management fees, class specific expenses, acquired fund fees and short dividends. This expense reduction will continue in effect until terminated by the Advisor.

Fund	Expense limitation as a percentage of average net assets
Capital Appreciation Fund	0.20%
Capital Appreciation Value Fund	0.20%
Health Sciences Fund	0.20%
International Growth Stock Fund	0.25%
International Small Cap Fund	0.25%
International Strategic Equity Allocation	0.25%
International Value Fund	0.25%
Mid Cap Stock Fund	0.20%
Mid Value Fund	0.20%
Real Estate Securities Fund	0.20%
Science & Technology Fund	0.20%
Small Cap Stock Fund	0.20%
Small Company Value Fund	0.20%
Strategic Equity Allocation Fund	0.20%
U.S. Strategic Equity Allocation	0.20%

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the funds presented in this report (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2019, this waiver amounted to 0.01% of each fund’s average daily net assets. This agreement expires on June 30, 2020 unless renewed by mutual agreement of the funds and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to waive its management fee on International Value Fund so that the amount retained by the Advisor after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund’s average net assets. The current expense limitation agreement expires on December 31, 2019, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of each Multi-Index Lifestyle Portfolio in an amount equal to the amount by which the expenses of the portfolio exceed 0.05% of the average net assets, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolios’ business, acquired fund fees, short dividend expense, management fees, and class specific expenses. This expense limitation shall continue in effect until December 31, 2019, unless renewed by mutual agreement of the portfolios and the Advisor.

Fees and transactions with affiliates, CONTINUED

The Advisor has voluntarily agreed to waive its management fee on International Strategic Equity Allocation Fund, Strategic Equity Allocation Fund and U.S. Strategic Equity Allocation Fund so that the amount retained by the Advisor after payment of the subadvisory fees for the fund does not exceed 0.45% of the funds’ average net assets. This voluntary expense reimbursement may be terminated at any time by the Advisor on notice to the Trust.

The Advisor has voluntarily agreed to waive a portion of its management fees for the funds subadvised by T. Rowe Price Associates, Inc. which include Capital Appreciation Value Fund, Health Sciences Fund, Mid Value Fund, Science & Technology Fund and Small Company Value Fund. This voluntary waiver equals the amount by which the subadvisory fee paid to T. Rowe Price Associates, Inc. is reduced. This voluntary expense reimbursement may terminate at any time.

The Advisor has voluntarily agreed to waive its advisory fee for each Multi-Index Lifestyle Portfolio so that the aggregate advisory fee retained by the Advisor with respect to both the portfolio and its underlying investments after payment of subadvisory fees does not exceed 0.50% of the funds’ first $7.5 billion of average annual net assets and 0.49% of the funds’ average annual net assets in excess of $7.5 billion. This voluntary waiver shall continue in effect until December 31, 2019, unless renewed by mutual agreement of the Trust and the Advisor.

For the six months ended February 28, 2019, the waivers under these agreements amounted to:

Expense Reimbursement by Class
Fund	Class R6	Class 1	Class NAV	Total
Capital Appreciation Fund	—	$23,157	$43,066	$66,223
Capital Appreciation Value Fund	—	—	332,442	332,442
Health Sciences Fund	—	—	84,846	84,846
International Growth Stock Fund	—	—	23,974	23,974
International Small Cap Fund	—	2,461	16,999	19,460
International Strategic Equity Allocation Fund	—	—	1,099,704	1,099,704
International Value Fund	—	5,840	32,585	38,425
Mid Cap Stock Fund	—	15,145	42,842	57,987
Mid Value Fund	—	—	347,117	347,117
Multi-Index Lifestyle Conservative Portfolio	$5	13,688	—	13,693
Multi-Index Lifestyle Moderate Portfolio	13	3,492	—	3,505
Real Estate Securities Fund	—	14,794	—	14,794
Science & Technology Fund	—	—	51,885	51,885
Small Cap Stock Fund	—	—	8,196	8,196
Small Company Value Fund	—	21,141	57,220	78,361
Strategic Equity Allocation Fund	—	—	4,650,440	4,650,440
U.S. Strategic Equity Allocation Fund	—	—	1,007,931	1,007,931

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The net investment management fees incurred for the six months ended February 28, 2019, including the impact of waivers and reimbursements were equivalent to an annual effective rate of the funds’ average net assets as follows:

Portfolio	Annual Effective Rate
Capital Appreciation Fund	0.70%
Capital Appreciation Value Fund	0.78%
Health Sciences Fund	0.98%
International Growth Stock Fund	0.80%
International Small Cap Fund	0.98%
International Strategic Equity Allocation	0.49%
International Value Fund	0.79%
Mid Cap Stock Fund	0.83%
Mid Value Fund	0.90%
Multi-Index Lifestyle Aggressive Portfolio	0.19%
Multi-Index Lifestyle Balanced Portfolio	0.31%
Multi-Index Lifestyle Conservative Portfolio	0.42%
Multi-Index Lifestyle Growth Portfolio	0.25%
Multi-Index Lifestyle Moderate Portfolio	0.37%
Real Estate Securities Fund	0.69%
Science & Technology Fund	0.98%
Small Cap Stock Fund	1.00%
Small Company Value Fund	0.99%
Strategic Equity Allocation Fund	0.49%
U.S. Strategic Equity Allocation	0.49%

Accounting and legal services.  Pursuant to a service agreement, the funds reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2019 amounted to an annual rate of 0.02% of the fund’s average daily net assets.

Distribution and service plans.  The funds have a distribution agreement with the Distributor. The funds have adopted distribution and service plans with respect to Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The funds may pay up to the 0.05% of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for Class 1 shares.

Transfer agent fees.  The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Fees and transactions with affiliates, CONTINUED

Class level expenses.  Class level expenses for the six months ended February 28, 2019 were:

Class	Distribution and Service Fees	Transfer Agent Fees
Capital Appreciation Fund
Class 1	$151,781	—
Total	$151,781	—
International Small Cap Fund
Class 1	$16,100	—
Total	$16,100	—
International Value Fund
Class 1	$38,165	—
Total	$38,165	—
Mid Cap Stock Fund
Class 1	$99,217	—
Total	$99,217	—
Multi-Index Lifestyle Aggressive Portfolio
Class 1	$76,469	—
Class R6	—	$219
Total	$76,469	$219
Multi-Index Lifestyle Balanced Portfolio
Class 1	$210,542	—
Class R6	—	$319
Total	$210,542	$319
Multi-Index Lifestyle Conservative Portfolio
Class 1	$38,901	—
Class R6	—	$4
Total	$38,901	$4
Multi-Index Lifestyle Growth Portfolio
Class 1	$182,334	—
Class R6	—	$331
Total	$182,334	$331
Multi-Index Lifestyle Moderate Portfolio
Class 1	$58,390	—
Class R6	—	$59
Total	$58,390	$59
Real Estate Securities Fund
Class 1	$97,189	—
Total	$97,189	—
Small Company Value Fund
Class 1	$17,121	—
Total	$17,121	—

Trustee expenses.  The funds compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the funds based on their net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program.  Pursuant to an Exemptive Order issued by the SEC, the funds, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statements of operations. The funds’ activity in this program during the period for which loans were outstanding was as follows:

Fund	Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Capital Appreciation Fund	Borrower	$14,411,903	2	2.350%	($1,882)
Capital Appreciation Fund	Lender	4,231,714	2	2.204%	518
Capital Appreciation Value Fund	Lender	18,603,031	3	2.125%	3,294
Health Sciences Fund	Lender	1,390,000	1	2.125%	82
Mid Value Fund	Lender	14,374,041	1	2.120%	846
Science & Technology Fund	Lender	1,265,686	1	2.350%	83
Small Company Value Fund	Lender	3,436,753	1	2.125%	203
Strategic Equity Allocation Fund	Lender	2,404,013	1	2.350%	157

6.  FUND SHARE TRANSACTIONS Transactions in funds shares for the six months ended February 28, 2019 and the year ended August 31, 2018 were as follows:

Capital Appreciation Fund	Six Months Ended 2-28-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	399,036	$6,788,777	2,059,953	$37,211,997
Distributions reinvested	7,430,664	94,592,357	7,653,808	123,149,769
Repurchased	(3,408,587)	(52,082,796)	(4,502,733)	(80,529,470)
Net increase	4,421,113	$49,298,338	5,211,028	$79,832,296
Class NAV shares
Sold	12,831,604	$230,034,114	2,388,705	$41,956,421
Distributions reinvested	14,387,352	183,726,482	14,664,684	236,541,350
Repurchased	(9,318,642)	(147,669,847)	(22,916,720)	(416,368,691)
Net increase (decrease)	17,900,314	$266,090,749	(5,863,331)	($137,870,920)
Total net increase (decrease)	22,321,427	$315,389,087	(652,303)	($58,038,624)

Capital Appreciation Value Fund	Six Months Ended 2-28-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	982,361	$11,206,213	1,365,330	$16,328,847
Distributions reinvested	20,157,483	198,551,204	16,935,212	193,400,123
Repurchased	(18,124,701)	(206,659,868)	(26,193,826)	(313,717,720)
Net increase (decrease)	3,015,143	$3,097,549	(7,893,284)	($103,988,750)
Total net increase (decrease)	3,015,143	$3,097,549	(7,893,284)	($103,988,750)

Health Sciences Fund	Six Months Ended 2-28-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	3,445,986	$15,238,370	3,227,929	$14,738,620
Distributions reinvested	4,191,859	16,432,088	12,361,444	53,030,597
Repurchased	(7,694,658)	(36,477,043)	(18,856,218)	(89,631,497)
Net decrease	(56,813)	($4,806,585)	(3,266,845)	($21,862,280)
Total net decrease	(56,813)	($4,806,585)	(3,266,845)	($21,862,280)

International Growth Stock Fund	Six Months Ended 2-28-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	40,842	$517,277	490,455	$6,928,101
Distributions reinvested	1,650,242	18,878,775	1,479,746	20,790,426
Repurchased	(26,384,989)	(326,315,336)	(4,483,093)	(63,893,709)
Net decrease	(24,693,905)	($306,919,284)	(2,512,892)	($36,175,182)
Total net decrease	(24,693,905)	($306,919,284)	(2,512,892)	($36,175,182)

International Small Cap Fund	Six Months Ended 2-28-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	84,980	$1,546,653	389,331	$8,864,794
Distributions reinvested	618,133	9,482,159	44,302	987,038
Repurchased	(434,352)	(8,209,859)	(1,099,325)	(24,585,709)
Net increase (decrease)	268,761	$2,818,953	(665,692)	($14,733,877)
Class NAV shares
Sold	1,167,359	$23,444,469	582,981	$12,880,359
Distributions reinvested	4,561,958	69,934,813	283,169	6,306,166
Repurchased	(9,144,663)	(155,591,299)	(3,120,844)	(70,527,748)
Net decrease	(3,415,346)	($62,212,017)	(2,254,694)	($51,341,223)
Total net decrease	(3,146,585)	($59,393,064)	(2,920,386)	($66,075,100)

International Strategic Equity Allocation Fund	Six Months Ended 2-28-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	3,241,332	$33,142,118	963,399	$11,175,489
Distributions reinvested	31,573,083	260,793,663	11,670,811	135,147,990
Repurchased	(12,767,606)	(118,980,357)	(22,974,008)	(274,406,542)
Net increase (decrease)	22,046,809	$174,955,424	(10,339,798)	($128,083,063)
Total net increase (decrease)	22,046,809	$174,955,424	(10,339,798)	($128,083,063)

International Value Fund	Six Months Ended 2-28-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	179,375	$2,784,260	353,050	$6,069,938
Distributions reinvested	228,757	3,239,198	271,852	4,629,635
Repurchased	(974,357)	(14,970,159)	(2,602,870)	(44,381,769)
Net decrease	(566,225)	$(8,946,701)	(1,977,968)	$(33,682,196)
Class NAV shares
Sold	918,249	$13,973,036	2,399,074	$40,665,330
Distributions reinvested	1,351,140	19,064,587	1,380,429	23,439,685
Repurchased	(34,305,923)	(529,038,009)	(5,343,564)	(91,684,771)
Net decrease	(32,036,534)	($496,000,386)	(1,564,061)	($27,579,756)
Total net decrease	(32,602,759)	($504,947,087)	(3,542,029)	($61,261,952)

Fund share transactions, CONTINUED

Mid Cap Stock Fund	Six Months Ended 2-28-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	801,892	$17,922,268	1,609,413	$38,067,540
Distributions reinvested	3,855,829	64,739,364	1,612,718	34,657,303
Repurchased	(1,517,608)	(31,518,443)	(2,488,768)	(56,260,308)
Net increase	3,140,113	$51,143,189	733,363	$16,464,535
Class NAV shares
Sold	730,746	$15,277,423	878,155	$19,850,202
Distributions reinvested	10,914,765	185,441,862	5,113,778	110,968,976
Repurchased	(4,332,093)	(82,316,886)	(13,635,230)	(316,147,070)
Net increase (decrease)	7,313,418	$118,402,399	(7,643,297)	($185,327,892)
Total net increase (decrease)	10,453,531	$169,545,588	(6,909,934)	($168,863,357)

Mid Value Fund	Six Months Ended 2-28-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	930,230	$13,580,265	10,587,469	$175,276,419
Distributions reinvested	7,628,542	101,535,887	4,710,017	76,537,779
Repurchased	(3,610,524)	(51,521,201)	(7,589,384)	(126,849,253)
Net increase	4,948,248	$63,594,951	7,708,102	$124,964,945
Total net increase	4,948,248	$63,594,951	7,708,102	$124,964,945

Multi-Index Lifestyle Aggressive Portfolio	Six Months Ended 2-28-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	22,456	$258,181	340,399	$4,465,533
Distributions reinvested	32,448	326,422	4,955	62,139
Repurchased	(39,515)	(475,783)	(75,890)	(959,812)
Net increase	15,389	$108,820	269,464	$3,567,860
Class 1 shares
Sold	1,896,465	$22,264,916	6,117,435	$78,408,321
Distributions reinvested	3,123,155	31,418,938	1,270,417	15,931,028
Repurchased	(1,533,707)	(17,963,092)	(2,585,535)	(32,916,145)
Net increase	3,485,913	$35,720,762	4,802,317	$61,423,204
Total net increase	3,501,302	$35,829,582	5,071,781	$64,991,064

Multi-Index Lifestyle Balanced Portfolio	Six Months Ended 2-28-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	18,392	$204,816	442,651	$5,242,309
Distributions reinvested	32,243	325,580	10,638	122,527
Repurchased	(3,758)	(40,009)	(47,502)	(548,796)
Net increase	46,877	$490,387	405,787	$4,816,040
Class 1 shares
Sold	4,970,706	$54,847,979	14,139,095	$164,864,626
Distributions reinvested	5,633,475	56,824,178	3,112,966	35,892,648
Repurchased	(3,161,852)	(34,476,604)	(6,464,248)	(74,767,764)
Net increase	7,442,329	$77,195,553	10,787,813	$125,989,510
Total net increase	7,489,206	$77,685,940	11,193,600	$130,805,550

Multi-Index Lifestyle Conservative Portfolio	Six Months Ended 2-28-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	24,122	$249,034	3,597	$38,504
Distributions reinvested	—	—	806	8,550
Repurchased	(27)	(288)	(31,425)	(328,683)
Net increase (decrease)	24,095	$248,746	(27,022)	($281,629)
Class 1 shares
Sold	1,397,376	$14,375,727	4,354,922	$46,338,603
Distributions reinvested	515,438	5,144,424	457,698	4,841,404
Repurchased	(1,079,373)	(11,064,953)	(2,095,900)	(22,095,153)
Net increase	833,441	$8,455,198	2,716,720	$29,084,854
Total net increase	857,536	$8,703,944	2,689,698	$28,803,225

Multi-Index Lifestyle Growth Portfolio	Six Months Ended 2-28-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	33,304	$388,675	514,443	$6,451,755
Distributions reinvested	43,199	438,040	9,832	119,261
Repurchased	(10,765)	(120,043)	(189,642)	(2,347,168)
Net increase	65,738	$706,672	334,633	$4,223,848
Class 1 shares
Sold	5,670,476	$65,450,404	12,233,923	$150,906,278
Distributions reinvested	6,284,884	63,603,024	2,871,825	34,806,520
Repurchased	(3,384,029)	(38,448,635)	(5,672,640)	(69,570,920)
Net increase	8,571,331	$90,604,793	9,433,108	$116,141,878
Total net increase	8,637,069	$91,311,465	9,767,741	$120,365,726

Fund share transactions, CONTINUED

Multi-Index Lifestyle Moderate Portfolio	Six Months Ended 2-28-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	917	$9,853	79,833	$897,222
Distributions reinvested	4,501	45,314	3,654	40,314
Repurchased	(113)	(1,213)	(53,875)	(591,774)
Net increase	5,305	$53,954	29,612	$345,762
Class 1 shares
Sold	1,740,035	$18,521,393	5,239,152	$58,204,475
Distributions reinvested	1,164,846	11,726,056	738,849	8,152,256
Repurchased	(1,739,849)	(18,410,379)	(2,363,718)	(26,054,936)
Net increase	1,165,032	$11,837,070	3,614,283	$40,301,795
Total net increase	1,170,337	$11,891,024	3,643,895	$40,647,557

Real Estate Securities Fund	Six Months Ended 2-28-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	320,185	$4,067,740	556,083	$6,624,072
Distributions reinvested	1,419,914	16,428,402	2,601,535	31,582,639
Repurchased	(3,187,746)	(38,955,506)	(8,969,166)	(111,454,530)
Net decrease	(1,447,647)	($18,459,364)	(5,811,548)	($73,247,819)
Total net decrease	(1,447,647)	($18,459,364)	(5,811,548)	($73,247,819)

Science & Technology Fund	Six Months Ended 2-28-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	3,516,646	$17,670,664	1,361,343	$8,488,588
Distributions reinvested	25,953,098	77,599,763	37,791,316	190,090,318
Repurchased	(8,038,364)	(31,174,269)	(22,700,748)	(187,641,779)
Net increase	21,431,380	$64,096,158	16,451,911	$10,937,127
Total net increase	21,431,380	$64,096,158	16,451,911	$10,937,127

Small Cap Stock Fund	Six Months Ended 2-28-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	901,716	$9,033,969	478,898	$4,844,423
Distributions reinvested	6,351,703	44,207,853	592,240	5,928,321
Repurchased	(10,704,984)	(95,513,646)	(5,813,078)	(60,228,041)
Net decrease	(3,451,565)	($42,271,824)	(4,741,940)	($49,455,297)
Total net decrease	(3,451,565)	($42,271,824)	(4,741,940)	($49,455,297)

Small Company Value Fund	Six Months Ended 2-28-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	65,005	$1,756,196	113,787	$3,346,023
Distributions reinvested	306,246	6,657,778	320,690	9,171,723
Repurchased	(240,677)	(6,494,551)	(661,617)	(19,483,071)
Net increase (decrease)	130,574	$1,919,423	(227,140)	($6,965,325)
Class NAV shares
Sold	430,755	$11,540,300	1,098,486	$33,564,463
Distributions reinvested	841,856	18,268,271	783,626	22,380,350
Repurchased	(3,364,446)	(86,686,258)	(847,188)	(25,172,862)
Net increase (decrease)	(2,091,835)	($56,877,687)	1,034,924	$30,771,951
Total net increase (decrease)	(1,961,261)	($54,958,264)	807,784	$23,806,626

Strategic Equity Allocation Fund	Six Months Ended 2-28-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	26,579,743	$316,555,853	18,670,861	$246,293,127
Distributions reinvested	106,756,169	1,038,737,526	86,453,633	1,114,387,333
Repurchased	(37,402,843)	(441,230,168)	(79,546,351)	(1,099,853,913)
Net increase	95,933,069	$914,063,211	25,578,143	$260,826,547
Total net increase	95,933,069	$914,063,211	25,578,143	$260,826,547

U.S. Strategic Equity Allocation Fund	Six Months Ended 2-28-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	3,859,539	$44,779,737	2,733,618	$32,778,764
Distributions reinvested	41,720,297	347,530,083	9,469,964	113,071,369
Repurchased	(13,339,280)	(146,707,280)	(50,643,140)	(625,761,210)
Net increase (decrease)	32,240,556	$245,602,540	(38,439,558)	($479,911,077)
Total net increase (decrease)	32,240,556	$245,602,540	(38,439,558)	($479,911,077)

For all funds, affiliates of the funds owned 100% of shares of Class 1 and Class NAV, respectively, on February 28, 2019, with the exception of Capital Appreciation Fund and International Value Fund, where affiliates held 77.9% and 66.3% of Class NAV, respectively. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.

7.  PURCHASE AND SALE OF SECURITIES Purchases and sales of securities, other than short-term investments and in-kind activity, are aggregated below for the six months ended February 28, 2019.

Fund	Purchases	Sales
Capital Appreciation Fund	$523,862,269	$464,049,107
Capital Appreciation Value Fund	532,809,485	696,850,141
Health Sciences Fund	58,180,277	81,979,838
International Growth Stock Fund	103,430,147	417,978,147
International Small Cap Fund	90,426,668	201,219,912
International Strategic Equity Allocation Fund	528,474,571	572,243,724
International Value Fund	166,445,794	882,570,668
Mid Cap Stock Fund	495,410,232	506,065,152
Mid Value Fund	231,893,086	250,267,497
Multi-Index Lifestyle Aggressive Portfolio	56,553,597	20,127,353
Multi-Index Lifestyle Balanced Portfolio	142,407,054	63,361,033
Multi-Index Lifestyle Conservative Portfolio	23,532,702	14,798,766
Multi-Index Lifestyle Growth Portfolio	140,887,481	49,805,561
Multi-Index Lifestyle Moderate Portfolio	35,693,293	23,429,161
Real Estate Securities Fund	278,859,295	313,921,068
Science & Technology Fund	92,436,569	114,019,459
Small Cap Stock Fund	90,274,103	169,483,966
Small Company Value Fund	31,677,756	110,929,190
Strategic Equity Allocation Fund	2,767,984,376	2,708,446,877
U.S. Strategic Equity Allocation Fund	627,583,280	697,900,678

Purchases and sales of U.S. Treasury obligations are aggregated below for the six months ended February 28, 2019:

Fund	Purchases	Sales
Capital Appreciation Value Fund	$55,202,753	$75,038,891

8.  INDUSTRY OR SECTOR RISK Certain funds generally invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the funds’ assets are economically tied to a single or small number of industries or sectors of the economy, the funds will be less diversified than a more broadly diversified fund, and it may cause the funds to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the funds’ NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates regulatory and market impacts.

9.  INVESTMENT BY AFFILIATED FUNDS Certain investors in the funds are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the funds for the purpose of exercising management or control; however, this investment may represent a significant portion of the funds’ net assets. At February 28, 2019, the following funds had an affiliate ownership of 5% or more of the funds’ net assets:

FUND
Capital Appreciation Fund	51.1%
Capital Appreciation Value Fund	99.5%
Health Sciences Fund	100.0%
International Growth Stock Fund	98.3%
International Small Cap Fund	83.8%
International Strategic Equity Allocation	100.0%
International Value Fund	47.9%
Mid Cap Stock Fund	73.3%
Mid Value Fund	100.0%
Science & Technology Fund	100.0%
Small Cap Stock Fund	100.0%
Small Company Value Fund	64.2%
Strategic Equity Allocation Fund	100.0%
U.S. Strategic Equity Allocation	100.0%

10.  INVESTMENT IN AFFILIATED UNDERLYING FUNDS John Hancock Multi-Index Lifestyle Portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The funds do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the funds’ investment may represent a significant portion of each underlying fund’s net assets. At February 28, 2019, Multi-Index Lifestyle Growth Portfolio held more than 5% of the net assets of the John Hancock Funds II Strategic Equity Allocation Fund – 5.6%.

Information regarding each portfolio’s purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Capital Appreciation Fund
John Hancock Collateral Trust*	3,072,318	28,935,160	(28,887,520)	3,119,958	—	—	$9,819	$2,499	$31,221,732

Capital Appreciation Value Fund
John Hancock Collateral Trust*	3,134,913	5,502,864	(8,397,298)	240,479	—	—	($3,030)	$245	$2,406,496

International Small Cap Fund
John Hancock Collateral Trust*	2,110,894	9,909,462	(9,106,508)	2,913,848	—	—	($1,857)	$3,485	$29,159,172

Investment in affiliated underlying funds, CONTINUED

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
International Strategic Equity Allocation Fund
John Hancock Collateral Trust*	5,510,937	34,903,369	(35,644,251)	4,770,055	—	—	($597)	($3,876)	$47,734,417

International Value Fund
John Hancock Collateral Trust*	1,356,003	20,772,851	(21,604,246)	524,608	—	—	($390)	($208)	$5,249,803

Mid Cap Stock Fund
John Hancock Collateral Trust*	8,076,355	39,405,989	(34,946,041)	12,536,303	—	—	($1,787)	$8,287	$125,452,034

Mid Value Fund
John Hancock Collateral Trust*	9,486,141	15,799,769	(21,977,288)	3,308,622	—	—	$3,284	($7,400)	$33,109,713

Multi-Index Lifestyle Aggressive Portfolio
John Hancock Collateral Trust*	—	3,787,935	(3,787,935)	—	—	—	$1,950	—	—
Strategic Equity Allocation	16,193,308	4,363,919	(955,172)	19,602,055	$3,856,473	$26,275,134	(3,746,901)	($34,140,653)	$214,054,439
					$3,856,473	$26,275,134	($3,744,951)	($34,140,653)	$214,054,439
Multi-Index Lifestyle Balanced Portfolio
John Hancock Collateral Trust*	2,520,301	24,911,049	(20,590,775)	6,840,575	—	—	($3,779)	$18,069	$68,454,319
Strategic Equity Allocation	25,613,800	8,376,680	(1,793,549)	32,196,931	$6,394,439	$43,566,949	(7,335,635)	(54,035,664)	351,590,486
					$6,394,439	$43,566,949	($7,339,414)	($54,017,595)	$420,044,805
Multi-Index Lifestyle Conservative Portfolio
John Hancock Collateral Trust*	515,277	10,893,705	(10,495,027)	913,955	—	—	$250	$4,024	$9,146,036
Strategic Equity Allocation	1,404,814	650,509	(264,559)	1,790,763	$371,375	$2,530,274	(899,137)	(2,587,855)	19,555,136
					$371,375	$2,530,274	($898,887)	($2,583,831)	$28,701,172
Multi-Index Lifestyle Growth Portfolio
John Hancock Collateral Trust*	1,412,330	25,589,159	(24,449,769)	2,551,720	—	—	$1,102	$3,930	$25,535,313
Strategic Equity Allocation	29,901,875	9,282,187	(1,629,493)	37,554,569	$7,355,349	$50,113,872	(6,791,024)	(64,515,852)	410,095,888
					$7,355,349	$50,113,872	($6,789,922)	($64,511,922)	$435,631,201
Multi-Index Lifestyle Moderate Portfolio
John Hancock Collateral Trust*	792,912	16,645,903	(10,970,077)	6,468,738	—	—	$207	$5,536	$64,733,303
Strategic Equity Allocation	4,624,884	1,587,032	(492,702)	5,719,214	$1,169,674	$7,969,286	(1,853,484)	(9,438,696)	62,453,815
					$1,169,674	$7,969,286	($1,853,277)	($9,433,160)	$127,187,118
Science & Technology Fund
John Hancock Collateral Trust*	834,886	4,461,095	(4,957,190)	338,791	—	—	$59	$701	$3,390,314

Small Cap Stock Fund
John Hancock Collateral Trust*	1,060,068	6,058,657	(5,695,144)	1,423,581	—	—	($393)	$2,319	$14,245,915

Small Company Value Fund
John Hancock Collateral Trust*	1,501,334	3,765,692	(4,720,518)	546,508	—	—	($1,153)	($245)	$5,468,964

Strategic Equity Allocation Fund
John Hancock Collateral Trust*	8,329,959	74,621,117	(73,612,813)	9,338,263	—	—	$12,854	($1,284)	$93,448,931

U.S. Strategic Equity Allocation Fund
John Hancock Collateral Trust*	1,585,967	4,524,007	(5,223,807)	886,167	—	—	$1,900	($1,539)	$8,867,963

*	Refer to the Securities lending note within Note 2 for details regarding this investment.

11.  INTERFUND TRADING The funds are permitted to purchase or sell securities from or to certain other affiliated funds, as set forth in Rule 17a-7 of the 1940 Act, under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the funds from or to another fund that is or could be considered an affiliate complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended February 28, 2019 the funds engaged in securities purchases and sales with affiliated funds, some of which have different fiscal reporting periods, as follows:

Fund	Purchases	Sales
Capital Appreciation Fund	$154,700,296	—
Capital Appreciation Value Fund	2,822,427	$858,506
International Small Cap Fund	—	6,596,716
Mid Value Fund	2,629,799	562,902

12.  DIRECT PLACEMENT SECURITIES Certain funds may hold private placement securities which are restricted as to resale and the funds have limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the direct placement securities held at February 28, 2019.

Fund	Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Ending share amount	Value as a percentage of fund’s net assets	Value as of 2-28-19
Health Sciences Fund	Acerta Pharma BV, Class B	2/8/2016	$146,475	4,892,850	4,892,850	0.2%	$430,082
Health Sciences Fund	Doximity, Inc.	4/10/2014	307,268	63,738	63,738	0.1%	314,866
Health Sciences Fund	JAND, Inc., Class A	4/23/2015	194,538	16,938	16,938	0.1%	266,604
Health Sciences Fund	JAND, Inc., Series D	4/23/2015	434,397	37,822	37,822	0.2%	595,318
							$1,606,870
Mid Cap Stock Fund	Coupang LLC	11/20/2014	7,607,320	2,300,670	2,300,670	0.8%	$13,115,660
Mid Cap Stock Fund	DraftKings, Inc.	12/4/2014	3,259,192	2,143,227	2,143,227	0.3%	5,058,016
Mid Cap Stock Fund	Essence Group Holdings Corp.	5/1/2014	5,083,384	2,958,957	2,958,957	0.5%	8,048,363
Mid Cap Stock Fund	JAND, Inc., Class A	4/23/2015	635,744	57,523	57,523	0.1%	905,412
Mid Cap Stock Fund	JAND, Inc., Series D	4/23/2015	1,419,614	128,449	128,449	0.1%	2,021,787
Mid Cap Stock Fund	Lookout, Inc., Series F	7/31/2014	4,276,874	392,767	392,767	0.2%	2,753,297
Mid Cap Stock Fund	MarkLogic Corp., Series F	4/27/2015	5,713,656	507,686	507,686	0.3%	5,153,013
Mid Cap Stock Fund	Pinterest, Inc., Series G	3/16/2015	6,593,991	960,835	960,835	0.4%	6,648,978
Mid Cap Stock Fund	The Honest Company, Inc., Series C	8/20/2014	3,966,620	142,030	142,030	0.3%	4,370,263
Mid Cap Stock Fund	Uber Technologies, Inc.	6/5/2014	12,551,361	809,084	809,084	2.2%	35,154,700
Mid Cap Stock Fund	WeWork Companies, Inc., Class A	12/8/2014	250,733	15,058	15,058	0.1%	946,395
Mid Cap Stock Fund	WeWork Companies, Inc., Series D1	12/8/2014	4,418,925	205,905	205,905	0.8%	13,048,200
Mid Cap Stock Fund	WeWork Companies, Inc., Series D2	12/8/2014	3,472,011	161,782	161,782	0.6%	10,252,125
							$107,476,209
Science & Technology Fund	Airbnb, Inc., Series E	7/14/2015	$1,526,562	16,398	16,398	0.8%	$1,768,852
Science & Technology Fund	DiDi Chuxing, Inc.	10/19/2015	460,705	16,798	16,798	0.3%	806,136
							$2,574,988
Small Cap Stock Fund	DraftKings, Inc.	7/13/2015	$571,817	151,487	151,487	0.2%	$357,509
Small Cap Stock Fund	MarkLogic Corp., Series F	4/27/2015	839,997	72,325	72,325	0.5%	734,099
Small Cap Stock Fund	The Honest Company, Inc., Series D	8/3/2015	585,435	12,795	12,795	0.3%	465,994
							$1,557,602

13.  SUBSEQUENT EVENT Class NAV for Small Company Value Fund was fully liquidated on March 13, 2019.

John Hancock Funds II

For more information

The Statement of Additional Information, a separate document with supplemental information not contained in the prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 800-344-1029 or on the Securities and Exchange Commission (SEC) website at sec.gov.

PROXY VOTING POLICY A description of the trust’s proxy voting policies and procedures and information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 800-344-1029 or on the SEC website at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE All of the trust’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The trust’s Form N-PORT filings are available electronically on the SEC website (sec.gov).

The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

John Hancock Funds II

Semiannual report — table of contents

Sector or portfolio composition	3

Shareholder expense example	4

Portfolio of investments (See below for each fund’s page #)	5

Statements of assets and liabilities	70

Statements of operations	72

Statements of changes in net assets	74

Statement of cash flows	76

Financial highlights	77

Notes to financial statements	80

For more information	99

Fund	Portfolio of investments
Asia Pacific Total Return Bond Fund	5
Core Bond Fund	7
Global Bond Fund	17
High Yield Fund	35
Real Return Bond Fund	42
Short Term Government Income Fund	53
Total Return Fund	54
U.S. High Yield Bond Fund	63

2

John Hancock Funds II

Sector or portfolio composition

Asia Pacific Total Return Bond Fund

Portfolio Composition*	% of Total
Foreign government obligations	49.1
Corporate bonds	46.9
Other assets and liabilities, net	4.0

Core Bond Fund

Portfolio Composition**	% of Total
U.S. Government	31.5
U.S. Government Agency	28.7
Corporate bonds	18.7
Collateralized mortgage obligations	9.3
Asset backed securities	8.5
Foreign government obligations	0.6
Municipal bonds	0.4
Short-term investments	2.3

Global Bond Fund

Portfolio Composition**	% of Total
Corporate bonds	35.5
U.S. Government Agency	18.3
Foreign government obligations	16.1
Collateralized mortgage obligations	14.0
U.S. Government	7.1
Asset backed securities	5.6
Municipal bonds	0.9
Term loans	0.1
Preferred securities	0.1
Escrow shares	0.1
Short-term investments	2.2

High Yield Fund

Portfolio Composition*	% of Total
Corporate bonds	84.4
Asset backed securities	3.4
Term loans	3.1
Common stocks	2.3
Foreign government obligations	1.7
Convertible bonds	1.5
Preferred securities	0.7
Short-term investments and other	2.9

Real Return Bond Fund

Portfolio Composition**	% of Total
U.S. Government	77.5
U.S. Government Agency	9.2
Foreign government obligations	4.4
Asset backed securities	3.6
Corporate bonds	3.0
Collateralized mortgage obligations	1.6
Short-term investments	0.7

Short Term Government Income Fund

Portfolio Composition*	% of Total
U.S. Government Agency	51.7
U.S. Government	42.8
Collateralized mortgage obligations	0.5
Short-term investments and other	5.0

Total Return Fund

Portfolio Composition**	% of Total
U.S. Government Agency	31.5
Corporate bonds	31.4
U.S. Government	12.6
Collateralized mortgage obligations	5.5
Asset backed securities	0.8
Foreign government obligations	0.4
Short-term investments	17.8

U.S. High Yield Bond Fund

Portfolio Composition*	% of Total
Corporate bonds	91.9
Term loans	3.2
Convertible bonds	0.4
Rights	0.1
Short-term investments and other	4.4

*	As a percentage of net assets.

**	As a percentage of total investments.

3

John Hancock Funds II
Shareholder expense example

As a shareholder of John Hancock Funds II, you incur ongoing costs, such as management fees, distribution (Rule 12b-1) fees and other expenses.
These examples are intended to help you understand your ongoing costs (in dollars) of investing in a fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (September 1, 2018 through February 28, 2019).
Actual expenses:
The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period ended” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes:
The second line of each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Account value on 9-1-2018	Ending value on 2-28-2019	Expenses paid during period ended 2-28-2019[1]	Annualized expense ratio
Asia Pacific Total Return Bond Fund
Class NAV	Actual expenses/actual returns	$1,000.00	$1,041.60	$4.05	0.80%
	Hypothetical example	1,000.00	1,020.80	4.01	0.80%
Core Bond Fund
Class 1	Actual expenses/actual returns	$1,000.00	$1,017.60	$3.30	0.66%
	Hypothetical example	1,000.00	1,021.50	3.31	0.66%
Class NAV	Actual expenses/actual returns	1,000.00	1,017.90	3.05	0.61%
	Hypothetical example	1,000.00	1,021.80	3.06	0.61%
Global Bond Fund
Class 1	Actual expenses/actual returns	$1,000.00	$1,005.70	$5.32	1.07%
	Hypothetical example	1,000.00	1,019.50	5.36	1.07%
Class NAV	Actual expenses/actual returns	1,000.00	1,005.40	5.07	1.02%
	Hypothetical example	1,000.00	1,019.70	5.11	1.02%
High Yield Fund
Class 1	Actual expenses/actual returns	$1,000.00	$1,003.80	$3.97	0.80%
	Hypothetical example	1,000.00	1,020.80	4.01	0.80%
Class NAV	Actual expenses/actual returns	1,000.00	1,004.10	3.73	0.75%
	Hypothetical example	1,000.00	1,021.10	3.76	0.75%
Real Return Bond Fund
Class 1	Actual expenses/actual returns	$1,000.00	$ 996.20	$6.93	1.40%
	Hypothetical example	1,000.00	1,017.90	7.00	1.40%
Class NAV	Actual expenses/actual returns	1,000.00	996.40	6.68	1.35%
	Hypothetical example	1,000.00	1,018.10	6.76	1.35%
Short Term Government Income Fund
Class NAV	Actual expenses/actual returns	$1,000.00	$1,015.10	$2.95	0.59%
	Hypothetical example	1,000.00	1,021.90	2.96	0.59%
Total Return Fund
Class NAV	Actual expenses/actual returns	$1,000.00	$1,015.60	$5.05	1.01%
	Hypothetical example	1,000.00	1,019.80	5.06	1.01%
U.S. High Yield Bond Fund
Class 1	Actual expenses/actual returns	$1,000.00	$1,018.10	$4.30	0.86%
	Hypothetical example	1,000.00	1,020.50	4.31	0.86%
Class NAV	Actual expenses/actual returns	1,000.00	1,017.40	4.05	0.81%
	Hypothetical example	1,000.00	1,020.80	4.06	0.81%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
4

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Asia Pacific Total Return Bond Fund
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS - 49.1%
Canada - 0.5%
Province of British Columbia 6.600%, 01/09/2020 (A)	INR	106,000,000	$1,475,202
China - 0.9%
The Export-Import Bank of China 3.650%, 05/14/2019	CNY	20,000,000	2,988,782
India - 7.6%
Republic of India
7.170%, 01/08/2028	INR	500,000,000	6,814,622
7.590%, 01/11/2026		450,000,000	6,366,118
7.680%, 12/15/2023		85,000,000	1,217,687
8.120%, 12/10/2020		450,000,000	6,472,345
9.150%, 11/14/2024		250,000,000	3,821,715
			24,692,487
Indonesia - 12.0%
Republic of Indonesia
4.750%, 07/18/2047		$3,600,000	3,527,071
6.125%, 05/15/2028	IDR	120,000,000,000	7,594,782
6.625%, 05/15/2033		196,112,000,000	12,166,542
7.000%, 05/15/2027		24,000,000,000	1,617,703
8.250%, 05/15/2029		102,000,000,000	7,484,592
8.375%, 03/15/2024 to 09/15/2026		87,516,000,000	6,410,495
			38,801,185
Malaysia - 7.4%
Government of Malaysia
3.418%, 08/15/2022	MYR	7,500,000	1,831,079
3.620%, 11/30/2021		36,500,000	8,985,095
3.757%, 04/20/2023		26,000,000	6,397,432
4.181%, 07/15/2024		18,000,000	4,500,752
4.392%, 04/15/2026		8,000,000	2,021,461
			23,735,819
Philippines - 4.1%
Republic of Philippines
3.500%, 04/21/2023	PHP	247,000,000	4,316,583
3.625%, 09/09/2025		142,233,286	2,366,691
3.750%, 01/14/2029		$4,000,000	4,054,104
3.900%, 11/26/2022	PHP	131,000,000	2,436,534
			13,173,912
Singapore - 4.4%
Republic of Singapore
2.000%, 07/01/2020	SGD	6,500,000	4,806,865
2.750%, 07/01/2023		10,000,000	7,604,911
3.125%, 09/01/2022		2,500,000	1,915,869
			14,327,645
South Korea - 7.0%
Republic of Korea
1.750%, 06/10/2020	KRW	8,200,000,000	7,281,450
2.250%, 06/10/2021		7,900,000,000	7,084,313
2.375%, 03/10/2023		8,000,000,000	7,237,094
5.000%, 06/10/2020		1,000,000,000	924,028
			22,526,885
Thailand - 4.6%
Kingdom of Thailand
1.200%, 07/14/2021	THB	129,672,000	4,064,461
1.875%, 06/17/2022		210,000,000	6,644,437
2.400%, 12/17/2023		126,000,000	4,033,084
			14,741,982
Vietnam - 0.6%
Socialist Republic of Vietnam 6.750%, 01/29/2020		$2,000,000	2,055,954
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $162,551,505)			$158,519,853
Asia Pacific Total Return Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS - 46.9%
Australia - 1.8%
FMG Resources August 2006 Pty, Ltd.
4.750%, 05/15/2022 (A)	$2,900,000	$2,900,000
5.125%, 05/15/2024 (A)	600,000	594,000
Shandong Energy Australia Pty, Ltd. 4.550%, 07/26/2020	2,200,000	2,166,487
		5,660,487
China - 7.5%
Central China Real Estate, Ltd. 8.000%, 01/28/2020	2,000,000	2,007,610
China Aoyuan Group, Ltd. 7.950%, 09/07/2021	2,600,000	2,650,573
Chinalco Capital Holdings, Ltd. 4.000%, 08/25/2021	2,000,000	1,923,378
Country Garden Holdings Company, Ltd.
5.625%, 12/15/2026	3,283,000	3,188,410
8.000%, 01/27/2024	900,000	922,432
Hilong Holding, Ltd. 7.250%, 06/22/2020	2,000,000	1,939,668
New Metro Global, Ltd. 6.500%, 04/23/2021	2,000,000	2,000,992
Times China Holdings, Ltd. 7.850%, 06/04/2021	2,000,000	2,034,496
West China Cement, Ltd. 6.500%, 09/11/2019	1,200,000	1,202,053
Yingde Gases Investment, Ltd. 6.250%, 01/19/2023 (A)	3,400,000	3,310,111
Yuzhou Properties Company, Ltd. 6.375%, 03/06/2021	3,200,000	3,170,394
		24,350,117
Hong Kong - 12.1%
Chong Hing Bank, Ltd. (3.876% to 7-26-22, then 5 Year CMT + 2.030%) 07/26/2027	3,000,000	2,911,923
CMB Wing Lung Bank, Ltd. (3.750% to 11-22-22, then 5 Year CMT + 1.750%) 11/22/2027	3,800,000	3,665,358
CNAC HK Finbridge Company, Ltd. 3.500%, 07/19/2022	3,500,000	3,450,188
Concord New Energy Group, Ltd. 7.900%, 01/23/2021	3,000,000	2,946,351
Far East Horizon, Ltd. (3 month LIBOR + 2.000%) 4.808%, 07/03/2021 (B)	4,000,000	3,985,276
Health & Happiness H&H International Holdings, Ltd.
7.250%, 06/21/2021	1,000,000	1,017,525
7.250%, 06/21/2021 (A)	1,338,000	1,361,448
Huarong Finance II Company, Ltd. 4.875%, 11/22/2026	3,000,000	2,997,471
Lenovo Perpetual Securities, Ltd. (5.375% to 3-16-22, then 5 Year CMT + 6.257%) 03/16/2022 (C)	2,000,000	1,831,414
MCC Holding Hong Kong Corp., Ltd. 2.950%, 05/31/2020	3,200,000	3,166,698
Shanghai Commercial Bank, Ltd. (3.750% to 11-29-22, then 5 Year CMT + 1.705%) 11/29/2027	3,000,000	2,908,260
Studio City Finance, Ltd. 7.250%, 02/11/2024 (A)	1,749,000	1,779,433

The accompanying notes are an integral part of the financial statements.	5

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Asia Pacific Total Return Bond Fund (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Hong Kong (continued)
Weichai International Hong Kong Energy Group Company, Ltd. (3.750% to 9-14-22, then 5 Year CMT + 6.084%) 09/14/2022 (C)		$4,100,000	$3,864,250
Zoomlion HK SPV Company, Ltd. 6.125%, 12/20/2022		3,300,000	3,159,750
			39,045,345
India - 3.1%
Adani Ports & Special Economic Zone, Ltd.
4.000%, 07/30/2027 (A)		2,200,000	2,016,291
4.000%, 07/30/2027		2,000,000	1,833,978
HPCL-Mittal Energy, Ltd. 5.250%, 04/28/2027		2,000,000	1,900,536
NTPC, Ltd. 4.250%, 02/26/2026		1,500,000	1,468,751
Vedanta Resources PLC 7.125%, 05/31/2023		3,000,000	2,853,750
			10,073,306
Indonesia - 3.5%
ABM Investama Tbk PT 7.125%, 08/01/2022 (A)		2,800,000	2,585,990
Jasa Marga Persero Tbk PT 7.500%, 12/11/2020 (A)	IDR	11,300,000,000	772,158
Pertamina Persero PT 6.450%, 05/30/2044		$2,000,000	2,197,100
Perusahaan Listrik Negara PT
4.125%, 05/15/2027 (A)		1,500,000	1,434,350
5.500%, 11/22/2021		4,000,000	4,165,000
			11,154,598
Isle of Man - 1.2%
Gohl Capital, Ltd. 4.250%, 01/24/2027		4,000,000	3,861,636
Macau - 1.0%
Sands China, Ltd. 5.400%, 08/08/2028		3,200,000	3,247,786
Malaysia - 1.8%
Press Metal Labuan, Ltd. 4.800%, 10/30/2022		2,000,000	1,927,540
SSG Resources, Ltd. 4.250%, 10/04/2022		4,000,000	3,993,796
			5,921,336
Mauritius - 2.1%
Greenko Investment Company 4.875%, 08/16/2023 (A)		1,100,000	1,038,352
HT Global IT Solutions Holdings, Ltd. 7.000%, 07/14/2021		2,900,000	2,981,258
UPL Corp., Ltd. 4.500%, 03/08/2028		3,000,000	2,812,218
			6,831,828
Netherlands - 0.9%
Greenko Dutch BV 5.250%, 07/24/2024		3,000,000	2,814,000
Singapore - 3.7%
Alam Synergy Pte, Ltd. 6.950%, 03/27/2020 (A)		400,000	399,500
Indika Energy Capital III Pte, Ltd.
5.875%, 11/09/2024 (A)		2,300,000	2,146,245
5.875%, 11/09/2024		1,800,000	1,679,670
Asia Pacific Total Return Bond Fund (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Singapore (continued)
ONGC Videsh Vankorneft Pte, Ltd. 3.750%, 07/27/2026		$1,500,000	$1,424,138
Singapore Post, Ltd. (4.250% to 3-2-22, then 10 Year Singapore Swap Offered Rate + 3.692%) 03/02/2022 (C)	SGD	5,000,000	3,790,980
TBLA International Pte, Ltd. 7.000%, 01/24/2023		$2,500,000	2,351,083
			11,791,616
South Korea - 5.2%
Busan Bank Company, Ltd. 3.625%, 07/25/2026		4,000,000	3,734,116
DB Insurance Company, Ltd. 3.865%, 05/25/2027	KRW	8,000,000,000	7,396,988
The Korea Development Bank 7.000%, 11/30/2022 (A)	IDR	52,000,000,000	3,469,098
Woori Bank (5.250% to 5-16-22, then 5 Year CMT + 3.347%) 05/16/2022 (A)(C)		$2,100,000	2,100,613
			16,700,815
Supranational - 1.8%
Asian Development Bank 2.850%, 10/21/2020	CNY	20,000,000	2,974,265
International Finance Corp. 3.100%, 09/24/2019		20,000,000	2,990,319
			5,964,584
Taiwan - 0.6%
WTT Investment, Ltd. 5.500%, 11/21/2022 (A)		$1,900,000	1,871,276
United States - 0.6%
Incitec Pivot Finance LLC 3.950%, 08/03/2027		2,225,000	2,057,495
TOTAL CORPORATE BONDS (Cost $154,721,384)			$151,346,225
Total Investments (Asia Pacific Total Return Bond Fund) (Cost $317,272,889) - 96.0%			$309,866,078
Other assets and liabilities, net - 4.0%			13,057,270
TOTAL NET ASSETS - 100.0%			$322,923,348
Currency Abbreviations
CNY	Chinese Yuan Renminbi
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	Korean Won
MYR	Malaysian Ringgit
PHP	Philippine Peso
SGD	Singapore Dollar
THB	Thai Bhat
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

The accompanying notes are an integral part of the financial statements.	6

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Asia Pacific Total Return Bond Fund (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	120	Short	Jun 2019	$(14,679,118)	$(14,632,500)	$46,618
						$46,618

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	9,639,624	INR	688,500,480	Australia and New Zealand Bank	3/25/2019	—	($39,235)
USD	18,000,000	INR	1,289,358,000	Australia and New Zealand Bank	4/5/2019	—	(119,888)
USD	4,434,687	THB	137,935,160	Australia and New Zealand Bank	3/25/2019	$55,584	—
						$55,584	($159,123)
Derivatives Currency Abbreviations
INR	Indian Rupee
THB	Thai Bhat
USD	U.S. Dollar

OTC is an abbreviation for over-the-counter. See Notes to financial statements regarding investment transactions and other derivatives information.
Core Bond Fund
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 64.4%
U.S. Government – 33.7%
U.S. Treasury Bonds
2.750%, 08/15/2047 to 11/15/2047	$27,623,000	$25,827,367
3.000%, 02/15/2048 to 02/15/2049	67,516,000	66,371,861
3.375%, 11/15/2048	5,419,000	5,728,899
3.750%, 11/15/2043	11,397,000	12,730,805
4.250%, 11/15/2040	2,079,000	2,490,415
4.375%, 11/15/2039	898,000	1,093,420
6.250%, 08/15/2023	14,305,000	16,527,304
U.S. Treasury Notes
1.375%, 08/31/2020 to 09/30/2020	8,046,000	7,898,479
1.500%, 07/15/2020	8,359,000	8,239,166
1.625%, 10/15/2020 to 02/15/2026	22,644,000	21,341,599
2.000%, 08/31/2021 to 08/15/2025	47,772,000	46,601,784
2.250%, 08/15/2027	41,910,000	40,539,740
2.375%, 04/15/2021 to 02/29/2024	89,159,000	88,619,610
2.500%, 01/31/2021 to 01/31/2024	137,461,000	137,421,546
2.625%, 07/31/2020 to 02/15/2029	124,178,000	123,747,948
2.750%, 09/30/2020 to 02/15/2028	45,818,000	46,007,379
2.875%, 11/15/2021 to 08/15/2028	38,549,000	39,005,370
3.125%, 11/15/2028	3,661,000	3,785,989
		693,978,681
U.S. Government Agency – 30.7%
Federal Home Loan Mortgage Corp.
2.802%, (12 month LIBOR + 1.640%), 01/01/2047 (A)	3,601	3,560
3.500%, 05/01/2046 to 11/01/2048	19,928,678	20,003,176
3.859%, (12 month LIBOR + 1.640%), 07/01/2048 (A)	913,666	933,922
4.000%, 04/01/2034 to 11/01/2048	33,266,703	34,176,434
4.500%, 06/01/2039 to 07/01/2039	130,657	137,516
5.000%, 06/01/2044 to 05/01/2048	4,672,750	5,019,635
Federal National Mortgage Association
2.950%, (12 month LIBOR + 1.599%), 08/01/2047 (A)	1,257,488	1,249,781
Core Bond Fund (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
3.000%, TBA (B)	$15,000,000	$14,653,203
3.000%, 11/01/2046	2,477,594	2,456,270
3.134%, (12 month LIBOR + 1.620%), 03/01/2047 (A)	1,608,236	1,610,087
3.500%, TBA (B)	62,200,000	62,195,846
3.500%, 09/01/2033 to 09/01/2052	54,760,877	55,229,037
3.500%, 12/01/2047 (B)	1,417,489	1,424,231
3.727%, (12 month LIBOR + 1.620%), 08/01/2048 (A)	1,725,280	1,760,838
3.734%, (12 month LIBOR + 1.620%), 07/01/2048 (A)	1,578,822	1,605,576
3.753%, (12 month LIBOR + 1.620%), 08/01/2048 (A)	858,187	874,870
3.854%, (12 month LIBOR + 1.620%), 10/01/2048 (A)	1,373,129	1,404,137
4.000%, TBA (B)	85,400,000	87,050,107
4.000%, 07/01/2033 to 10/01/2048	63,926,920	65,655,514
4.000%, 07/01/2047 (B)	1,217,597	1,251,656
4.500%, TBA (B)	19,300,000	19,969,870
4.500%, 05/01/2034 to 02/01/2049	33,890,299	35,646,497
4.500%, 10/01/2048 (B)	1,449,856	1,504,340
5.000%, TBA (B)	9,000,000	9,436,862
5.000%, 07/01/2044 to 02/01/2049	11,887,691	12,804,767
5.000%, 01/01/2049 (B)	3,688,000	3,901,458
Government National Mortgage Association
3.500%, 09/20/2045 to 01/20/2048	24,611,870	24,891,684
4.000%, 03/20/2048 to 04/20/2048	3,510,995	3,615,129
4.500%, TBA (B)	14,300,000	14,792,395
4.500%, 08/15/2047 to 02/20/2049	24,234,183	25,116,437
5.000%, TBA (B)	51,000,000	53,102,518
5.000%, 12/20/2039 to 02/20/2049	54,305,159	56,730,420
5.000%, 06/20/2048 to 09/20/2048 (B)	10,051,288	10,494,825

The accompanying notes are an integral part of the financial statements.	7

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
5.000%, 04/20/2049 (B)(C)	$2,808,000	$2,935,238
		633,637,836
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $1,327,128,446)		$1,327,616,517
FOREIGN GOVERNMENT OBLIGATIONS – 0.6%
Colombia – 0.1%
Republic of Colombia 5.200%, 05/15/2049	$1,809,000	1,847,912
Indonesia – 0.1%
Republic of Indonesia
2.950%, 01/11/2023	1,868,000	1,821,739
4.450%, 02/11/2024	816,000	837,311
		2,659,050
Mexico – 0.2%
Government of Mexico
4.500%, 04/22/2029	2,787,000	2,803,750
4.600%, 02/10/2048	1,675,000	1,553,563
		4,357,313
Paraguay – 0.1%
Republic of Paraguay 5.400%, 03/30/2050	1,378,000	1,396,589
Saudi Arabia – 0.0%
Kingdom of Saudi Arabia 5.250%, 01/16/2050	860,000	899,560
South Korea – 0.1%
Export-Import Bank of Korea 3.000%, 11/01/2022	345,000	342,400
Republic of Korea
3.500%, 09/20/2028	1,020,000	1,028,479
3.875%, 09/20/2048	615,000	614,490
		1,985,369
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $12,869,274)		$13,145,793
CORPORATE BONDS – 20.0%
Communication services – 1.9%
21st Century Fox America, Inc. 4.950%, 10/15/2045	610,000	679,037
AT&T, Inc.
3.400%, 05/15/2025	1,129,000	1,099,928
4.100%, 02/15/2028	852,000	839,801
4.350%, 03/01/2029	1,846,000	1,837,371
4.750%, 05/15/2046	283,000	262,766
4.850%, 03/01/2039	1,195,000	1,141,921
5.150%, 02/15/2050	1,761,000	1,705,835
5.250%, 03/01/2037	334,000	337,235
5.450%, 03/01/2047	402,000	409,948
Charter Communications Operating LLC
4.464%, 07/23/2022	542,000	555,938
5.050%, 03/30/2029	869,000	887,297
5.375%, 04/01/2038	485,000	468,903
5.750%, 04/01/2048	730,000	730,590
Comcast Corp.
3.300%, 10/01/2020	3,149,000	3,169,948
3.450%, 10/01/2021	2,530,000	2,559,389
3.700%, 04/15/2024	1,374,000	1,405,142
3.950%, 10/15/2025	1,002,000	1,032,650
4.000%, 03/01/2048	843,000	788,162
4.150%, 10/15/2028	1,265,000	1,302,966
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Comcast Corp. (continued)
4.600%, 10/15/2038	$1,180,000	$1,213,296
4.950%, 10/15/2058	976,000	1,035,738
Discovery Communications LLC
3.950%, 03/20/2028	877,000	834,868
5.200%, 09/20/2047	500,000	470,389
Fox Corp.
4.030%, 01/25/2024 (D)	1,151,000	1,173,021
4.709%, 01/25/2029 (D)	978,000	1,013,743
5.576%, 01/25/2049 (D)	745,000	786,747
The Walt Disney Company 4.125%, 06/01/2044	302,000	306,244
Time Warner Cable LLC 6.550%, 05/01/2037	392,000	415,677
Verizon Communications, Inc.
4.016%, 12/03/2029 (D)	582,000	581,344
4.125%, 08/15/2046	1,634,000	1,495,866
4.272%, 01/15/2036	531,000	520,256
4.329%, 09/21/2028	1,536,000	1,589,436
4.400%, 11/01/2034	1,203,000	1,204,207
4.522%, 09/15/2048	949,000	931,319
4.672%, 03/15/2055	302,000	294,220
5.500%, 03/16/2047	819,000	910,485
Vodafone Group PLC 3.750%, 01/16/2024	1,071,000	1,067,343
Warner Media LLC
3.800%, 02/15/2027	450,000	437,608
5.350%, 12/15/2043	297,000	295,776
5.375%, 10/15/2041	443,000	449,615
		38,242,025
Consumer discretionary – 0.6%
Amazon.com, Inc. 2.800%, 08/22/2024	1,053,000	1,044,819
Ford Motor Company 5.291%, 12/08/2046	559,000	450,591
General Motors Company
5.000%, 10/01/2028	302,000	295,734
5.150%, 04/01/2038	533,000	478,718
5.950%, 04/01/2049	1,218,000	1,158,833
General Motors Financial Company, Inc.
5.100%, 01/17/2024	1,890,000	1,934,484
5.650%, 01/17/2029	1,767,000	1,797,291
GLP Capital LP 5.300%, 01/15/2029	1,108,000	1,123,889
Starbucks Corp.
3.750%, 12/01/2047	586,000	502,015
3.800%, 08/15/2025	3,056,000	3,099,415
4.500%, 11/15/2048	23,000	22,204
The Home Depot, Inc. 4.500%, 12/06/2048	292,000	308,131
		12,216,124
Consumer staples – 2.1%
Alimentation Couche-Tard, Inc. 4.500%, 07/26/2047 (D)	107,000	96,810
Anheuser-Busch Companies LLC
3.650%, 02/01/2026 (D)	1,178,000	1,162,141
4.900%, 02/01/2046 (D)	1,981,000	1,907,170
Anheuser-Busch InBev Worldwide, Inc.
4.150%, 01/23/2025	2,534,000	2,615,747
4.900%, 01/23/2031	1,577,000	1,651,107
BAT Capital Corp.
2.297%, 08/14/2020	852,000	839,436
2.764%, 08/15/2022	6,069,000	5,900,033
4.540%, 08/15/2047	373,000	302,561

The accompanying notes are an integral part of the financial statements.	8

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Church & Dwight Company, Inc. 2.450%, 08/01/2022	$427,000	$416,305
Constellation Brands, Inc.
3.200%, 02/15/2023	287,000	282,890
3.500%, 05/09/2027	398,000	377,896
3.600%, 02/15/2028	878,000	832,761
3.700%, 12/06/2026	480,000	466,182
4.400%, 11/15/2025	90,000	92,235
4.650%, 11/15/2028	1,069,000	1,099,310
Costco Wholesale Corp.
2.750%, 05/18/2024	2,457,000	2,436,728
3.000%, 05/18/2027	1,900,000	1,849,529
Danone SA 2.947%, 11/02/2026 (D)	3,396,000	3,197,848
Kraft Heinz Foods Company
2.800%, 07/02/2020	1,681,000	1,671,803
3.000%, 06/01/2026	471,000	433,689
4.375%, 06/01/2046	919,000	761,459
5.200%, 07/15/2045	206,000	191,715
Nestle Holdings, Inc.
3.100%, 09/24/2021 (D)	1,858,000	1,871,619
3.350%, 09/24/2023 (D)	1,684,000	1,711,523
3.500%, 09/24/2025 (D)	1,272,000	1,292,885
3.625%, 09/24/2028 (D)	706,000	718,356
3.900%, 09/24/2038 (D)	713,000	709,567
4.000%, 09/24/2048 (D)	820,000	817,194
Reynolds American, Inc. 5.850%, 08/15/2045	1,083,000	1,031,866
Walmart, Inc.
3.550%, 06/26/2025	1,678,000	1,722,703
3.700%, 06/26/2028	3,838,000	3,946,862
4.050%, 06/29/2048	304,000	306,843
		42,714,773
Energy – 2.3%
Anadarko Petroleum Corp. 4.850%, 03/15/2021	503,000	516,774
Andeavor Logistics LP
3.500%, 12/01/2022	642,000	638,807
5.200%, 12/01/2047	806,000	778,109
5.250%, 01/15/2025	305,000	310,186
BP Capital Markets America, Inc.
3.410%, 02/11/2026	1,580,000	1,576,998
3.796%, 09/21/2025	1,685,000	1,723,509
3.937%, 09/21/2028	4,220,000	4,344,782
Cimarex Energy Company 4.375%, 06/01/2024	1,934,000	1,970,086
Devon Energy Corp. 5.600%, 07/15/2041	1,563,000	1,689,349
Ecopetrol SA 5.875%, 05/28/2045	381,000	384,162
Enbridge Energy Partners LP 7.375%, 10/15/2045	334,000	450,048
Enbridge, Inc.
2.900%, 07/15/2022	1,191,000	1,171,716
5.500%, 12/01/2046	382,000	435,597
Encana Corp.
6.500%, 02/01/2038	866,000	961,962
6.625%, 08/15/2037	519,000	590,505
Energy Transfer LP 5.500%, 06/01/2027	1,316,000	1,381,800
Energy Transfer Operating LP
5.250%, 04/15/2029	1,315,000	1,375,079
6.125%, 12/15/2045	689,000	719,564
6.250%, 04/15/2049	1,147,000	1,231,032
6.500%, 02/01/2042	325,000	352,385
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Enterprise Products Operating LLC 3.750%, 02/15/2025	$559,000	$566,069
EOG Resources, Inc. 2.625%, 03/15/2023	1,739,000	1,702,359
HollyFrontier Corp. 5.875%, 04/01/2026	729,000	768,736
Kinder Morgan, Inc.
5.000%, 02/15/2021 (D)	1,713,000	1,765,086
5.550%, 06/01/2045	676,000	709,714
Magellan Midstream Partners LP 4.850%, 02/01/2049	631,000	637,133
Marathon Petroleum Corp. 4.750%, 09/15/2044	607,000	582,307
MPLX LP
4.125%, 03/01/2027	847,000	830,064
4.700%, 04/15/2048	277,000	254,008
5.500%, 02/15/2049	748,000	766,092
Newfield Exploration Company 5.625%, 07/01/2024	2,112,000	2,258,520
Noble Energy, Inc. 5.050%, 11/15/2044	252,000	236,154
Petroleos Mexicanos
2.378%, 04/15/2025	568,750	560,324
2.460%, 12/15/2025	1,918,000	1,893,543
6.350%, 02/12/2048	554,000	459,211
6.500%, 03/13/2027	900,000	871,110
6.750%, 09/21/2047	1,078,000	934,734
Schlumberger Finance Canada, Ltd. 2.650%, 11/20/2022 (D)	2,230,000	2,202,115
Schlumberger Holdings Corp. 4.000%, 12/21/2025 (D)	1,549,000	1,562,121
Shell International Finance BV
3.250%, 05/11/2025	2,032,000	2,037,854
3.500%, 11/13/2023	934,000	954,039
The Williams Companies, Inc.
3.700%, 01/15/2023	458,000	457,600
4.550%, 06/24/2024	688,000	712,309
5.400%, 03/04/2044	559,000	565,494
5.750%, 06/24/2044	359,000	378,203
TransCanada PipeLines, Ltd. 5.100%, 03/15/2049	1,102,000	1,141,947
		48,409,296
Financials – 5.1%
AIB Group PLC 4.750%, 10/12/2023 (D)	2,632,000	2,641,133
American International Group, Inc.
4.200%, 04/01/2028	861,000	847,281
4.375%, 01/15/2055	432,000	365,186
4.500%, 07/16/2044	493,000	452,186
6.250%, 05/01/2036	548,000	612,443
Aon PLC 3.875%, 12/15/2025	706,000	717,584
Banco Santander SA
3.800%, 02/23/2028	1,600,000	1,501,679
4.379%, 04/12/2028	600,000	590,301
Bank of America Corp.
3.248%, 10/21/2027	1,353,000	1,294,704
4.000%, 04/01/2024	1,399,000	1,438,858
Bank of America Corp. (3.705% to 4-24-27, then 3 month LIBOR + 1.512%) 04/24/2028	2,094,000	2,065,275
Bank of America Corp. (3.864% to 7-23-23, then 3 month LIBOR + 0.940%) 07/23/2024	2,111,000	2,145,198

The accompanying notes are an integral part of the financial statements.	9

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Bank of America Corp. (3.974% to 2-7-29, then 3 month LIBOR + 1.210%) 02/07/2030	$3,117,000	$3,127,502
Bank of America Corp. (4.244% to 4-24-37, then 3 month LIBOR + 1.814%) 04/24/2038	626,000	623,955
Bank of Ireland Group PLC 4.500%, 11/25/2023 (D)	1,470,000	1,462,881
Barclays PLC (4.610% to 2-15-22, then 3 month LIBOR + 1.400%) 02/15/2023	1,931,000	1,955,581
BNP Paribas SA 3.500%, 03/01/2023 (D)	1,944,000	1,925,379
Brighthouse Financial, Inc. 3.700%, 06/22/2027	577,000	517,916
Burlington Northern Santa Fe LLC 4.900%, 04/01/2044	323,000	355,866
Capital One Financial Corp.
2.400%, 10/30/2020	741,000	732,078
3.200%, 01/30/2023	626,000	616,530
3.800%, 01/31/2028	2,851,000	2,739,854
3.900%, 01/29/2024	1,426,000	1,432,777
4.250%, 04/30/2025	1,302,000	1,318,815
Capital One NA 2.650%, 08/08/2022	924,000	899,435
Citibank NA 3.650%, 01/23/2024	2,271,000	2,310,260
Citigroup, Inc. 3.200%, 10/21/2026	7,724,000	7,399,402
Citigroup, Inc. (3.668% to 7-24-27, then 3 month LIBOR + 1.390%) 07/24/2028	1,147,000	1,123,328
Citigroup, Inc. (3.878% to 1-24-38, then 3 month LIBOR + 1.168%) 01/24/2039	409,000	389,314
Danske Bank A/S 3.875%, 09/12/2023 (D)	1,265,000	1,227,895
Enel Finance International NV
3.500%, 04/06/2028 (D)	545,000	487,547
4.875%, 06/14/2029 (D)	347,000	348,534
JPMorgan Chase & Co. (3.797% to 7-23-23, then 3 month LIBOR + 0.890%) 07/23/2024	1,697,000	1,721,238
JPMorgan Chase & Co. (3.882% to 7-24-37, then 3 month LIBOR + 1.360%) 07/24/2038	467,000	442,921
JPMorgan Chase & Co. (4.023% to 12-5-23, then 3 month LIBOR + 1.000%) 12/05/2024	5,793,000	5,940,445
JPMorgan Chase & Co. (4.452% to 12-5-28, then 3 month LIBOR + 1.330%) 12/05/2029	1,127,000	1,179,499
Lazard Group LLC 4.500%, 09/19/2028	1,339,000	1,358,009
Liberty Mutual Group, Inc.
4.250%, 06/15/2023 (D)	92,000	93,499
4.569%, 02/01/2029 (D)	1,276,000	1,291,385
Lloyds Banking Group PLC 4.344%, 01/09/2048	573,000	493,364
MidAmerican Energy Company 4.250%, 07/15/2049	506,000	520,890
Mitsubishi UFJ Financial Group, Inc.
3.218%, 03/07/2022 (B)	3,565,000	3,566,523
3.407%, 03/07/2024 (B)	5,765,000	5,765,757
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Morgan Stanley 2.750%, 05/19/2022	$8,000	$7,885
PNC Bank NA
3.300%, 10/30/2024	2,136,000	2,141,437
3.500%, 06/08/2023	765,000	777,601
Prudential Financial, Inc.
4.350%, 02/25/2050	3,925,000	3,845,134
4.600%, 05/15/2044	297,000	306,676
Santander Holdings USA, Inc. 4.450%, 12/03/2021	877,000	895,613
Santander UK Holdings PLC (4.796% to 11-15-23, then 3 month LIBOR + 1.570%) 11/15/2024	1,698,000	1,735,251
The Goldman Sachs Group, Inc.
3.500%, 11/16/2026	1,979,000	1,904,148
3.625%, 02/20/2024	4,718,000	4,723,229
The Goldman Sachs Group, Inc. (2.876% to 10-31-21, then 3 month LIBOR + 0.821%) 10/31/2022	2,498,000	2,460,571
The Goldman Sachs Group, Inc. (4.223% to 5-1-28, then 3 month LIBOR + 1.301%) 05/01/2029	1,548,000	1,551,102
The Goldman Sachs Group, Inc. (4.411% to 4-23-38, then 3 month LIBOR + 1.430%) 04/23/2039	1,512,000	1,467,541
The PNC Financial Services Group, Inc. 3.500%, 01/23/2024	3,143,000	3,169,149
The Royal Bank of Scotland Group PLC (4.892% to 5-18-28, then 3 month LIBOR + 1.754%) 05/18/2029	1,129,000	1,137,487
The Royal Bank of Scotland Group PLC (5.076% to 1-27-29, then 3 month LIBOR + 1.905%) 01/27/2030	986,000	1,012,831
Torchmark Corp. 4.550%, 09/15/2028	1,685,000	1,730,983
UBS Group Funding Switzerland AG 2.650%, 02/01/2022 (D)	1,548,000	1,516,794
Voya Financial, Inc. 3.125%, 07/15/2024	1,616,000	1,563,788
Westpac Banking Corp. 3.300%, 02/26/2024	2,385,000	2,375,214
Willis North America, Inc. 4.500%, 09/15/2028	1,745,000	1,760,158
		104,122,799
Health care – 2.5%
Abbott Laboratories
3.400%, 11/30/2023	311,000	313,749
3.750%, 11/30/2026	1,018,000	1,031,557
3.875%, 09/15/2025	229,000	235,432
4.900%, 11/30/2046	845,000	926,641
AbbVie, Inc.
2.500%, 05/14/2020	2,135,000	2,120,819
4.250%, 11/14/2028	1,551,000	1,534,326
4.875%, 11/14/2048	1,295,000	1,213,828
Anthem, Inc. 2.950%, 12/01/2022	619,000	613,472
Becton, Dickinson and Company
2.404%, 06/05/2020	1,870,000	1,850,580
3.363%, 06/06/2024	3,088,000	3,038,403
3.700%, 06/06/2027	940,000	910,605
3.734%, 12/15/2024	1,489,000	1,489,420
4.685%, 12/15/2044	1,355,000	1,326,760
Boston Scientific Corp.
3.750%, 03/01/2026	1,568,000	1,567,676
4.000%, 03/01/2029	2,110,000	2,110,453

The accompanying notes are an integral part of the financial statements.	10

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Boston Scientific Corp. (continued)
4.700%, 03/01/2049	$1,045,000	$1,048,869
Celgene Corp.
2.750%, 02/15/2023	1,999,000	1,949,401
2.875%, 02/19/2021	554,000	550,271
3.900%, 02/20/2028	575,000	563,465
Cigna Corp.
3.400%, 09/17/2021 (D)	1,263,000	1,269,552
3.750%, 07/15/2023 (D)	2,151,000	2,176,758
4.375%, 10/15/2028 (D)	2,136,000	2,165,166
4.800%, 08/15/2038 (D)	131,000	130,743
4.900%, 12/15/2048 (D)	1,240,000	1,234,631
CVS Health Corp.
3.700%, 03/09/2023	2,809,000	2,826,241
4.000%, 12/05/2023	836,000	849,727
4.300%, 03/25/2028	1,841,000	1,842,263
4.780%, 03/25/2038	1,456,000	1,416,344
5.050%, 03/25/2048	906,000	897,770
Edwards Lifesciences Corp. 4.300%, 06/15/2028	1,872,000	1,902,155
Eli Lilly & Company
3.375%, 03/15/2029	1,909,000	1,909,056
3.950%, 03/15/2049	1,434,000	1,404,910
Pfizer, Inc.
4.100%, 09/15/2038	344,000	350,407
4.200%, 09/15/2048	1,384,000	1,425,446
Sanofi
3.375%, 06/19/2023	2,052,000	2,082,915
3.625%, 06/19/2028	1,877,000	1,903,024
UnitedHealth Group, Inc.
3.500%, 02/15/2024	933,000	945,911
3.700%, 12/15/2025	621,000	635,585
4.450%, 12/15/2048	472,000	492,361
		52,256,692
Industrials – 1.5%
Air Lease Corp. 3.625%, 04/01/2027 to 12/01/2027	2,685,000	2,446,975
Caterpillar Financial Services Corp. 2.950%, 02/26/2022	1,039,000	1,039,226
Crowley Conro LLC 4.181%, 08/15/2043	842,800	873,644
CSX Corp.
4.250%, 03/15/2029	568,000	584,423
4.750%, 11/15/2048	400,000	414,455
Delta Air Lines, Inc. 4.375%, 04/19/2028	412,000	395,641
FedEx Corp.
4.550%, 04/01/2046	619,000	577,159
4.950%, 10/17/2048	1,050,000	1,044,128
General Electric Company
4.500%, 03/11/2044	1,549,000	1,386,616
5.875%, 01/14/2038	695,000	728,123
Lockheed Martin Corp.
4.070%, 12/15/2042	997,000	974,905
4.090%, 09/15/2052	471,000	455,303
Northrop Grumman Corp.
2.550%, 10/15/2022	1,814,000	1,781,940
2.930%, 01/15/2025	87,000	84,300
3.250%, 08/01/2023 to 01/15/2028	2,443,000	2,413,220
The Boeing Company 3.550%, 03/01/2038	255,000	243,905
Union Pacific Corp.
2.950%, 03/01/2022	1,722,000	1,719,298
3.150%, 03/01/2024	1,324,000	1,319,561
3.700%, 03/01/2029	1,998,000	1,991,435
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Union Pacific Corp. (continued)
4.300%, 03/01/2049	$1,622,000	$1,580,225
United Technologies Corp.
3.650%, 08/16/2023	2,149,000	2,179,224
3.950%, 08/16/2025	804,000	819,525
4.125%, 11/16/2028	1,639,000	1,664,673
4.450%, 11/16/2038	1,048,000	1,041,043
4.625%, 11/16/2048	619,000	624,750
Valmont Industries, Inc.
5.000%, 10/01/2044	542,000	499,103
5.250%, 10/01/2054	305,000	271,846
Wabtec Corp.
4.150%, 03/15/2024	923,000	921,630
4.700%, 09/15/2028	1,223,000	1,214,832
		31,291,108
Information technology – 1.2%
Apple, Inc.
2.850%, 05/11/2024	1,053,000	1,045,277
3.200%, 05/13/2025 to 05/11/2027	2,467,000	2,442,127
4.250%, 02/09/2047	1,368,000	1,399,313
4.375%, 05/13/2045	519,000	539,091
4.500%, 02/23/2036	561,000	603,749
Fiserv, Inc. 4.200%, 10/01/2028	135,000	133,369
Hewlett Packard Enterprise Company 6.350%, 10/15/2045	831,000	841,564
IBM Corp. 4.700%, 02/19/2046	505,000	531,397
Lam Research Corp.
3.750%, 03/15/2026	1,559,000	1,559,250
4.000%, 03/15/2029	3,706,000	3,704,646
4.875%, 03/15/2049	1,093,000	1,093,591
Microsoft Corp.
2.000%, 08/08/2023	881,000	852,225
3.300%, 02/06/2027	1,129,000	1,135,370
4.000%, 02/12/2055	802,000	798,923
4.100%, 02/06/2037	921,000	965,154
4.250%, 02/06/2047	640,000	681,607
4.500%, 02/06/2057	679,000	735,884
NXP BV
4.625%, 06/01/2023 (D)	2,814,000	2,868,395
4.875%, 03/01/2024 (D)	687,000	706,813
5.350%, 03/01/2026 (D)	543,000	564,872
Oracle Corp.
2.625%, 02/15/2023	759,000	747,829
2.950%, 11/15/2024	406,000	400,615
3.800%, 11/15/2037	416,000	398,986
		24,750,047
Materials – 0.6%
Avery Dennison Corp. 4.875%, 12/06/2028	1,135,000	1,174,878
Barrick North America Finance LLC
5.700%, 05/30/2041	669,000	732,769
5.750%, 05/01/2043	732,000	811,562
DowDuPont, Inc.
4.205%, 11/15/2023	922,000	951,418
4.725%, 11/15/2028	630,000	657,557
5.419%, 11/15/2048	635,000	679,977
Huntsman International LLC
4.500%, 05/01/2029 (B)	1,009,000	993,667
5.125%, 11/15/2022	792,000	828,472
International Paper Company
4.350%, 08/15/2048	494,000	439,529
5.150%, 05/15/2046	688,000	677,344

The accompanying notes are an integral part of the financial statements.	11

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Southern Copper Corp.
3.875%, 04/23/2025	$639,000	$635,893
5.875%, 04/23/2045	723,000	774,170
7.500%, 07/27/2035	235,000	288,463
Suzano Austria GmbH 6.000%, 01/15/2029 (D)	471,000	500,296
Teck Resources, Ltd. 6.250%, 07/15/2041	1,032,000	1,076,892
Westlake Chemical Corp.
3.600%, 08/15/2026	568,000	536,472
5.000%, 08/15/2046	610,000	567,877
WRKCo, Inc. 4.900%, 03/15/2029	421,000	440,616
		12,767,852
Real estate – 0.8%
Boston Properties LP 4.500%, 12/01/2028	1,927,000	1,998,017
Crown Castle International Corp. 5.200%, 02/15/2049	642,000	638,731
Mid-America Apartments LP
3.600%, 06/01/2027	389,000	377,740
3.750%, 06/15/2024	1,374,000	1,377,522
3.950%, 03/15/2029 (B)	427,000	423,562
4.000%, 11/15/2025	704,000	712,344
4.300%, 10/15/2023	589,000	605,433
Public Storage
2.370%, 09/15/2022	1,528,000	1,491,236
3.094%, 09/15/2027	1,212,000	1,149,259
Regency Centers LP
3.600%, 02/01/2027	559,000	542,235
4.125%, 03/15/2028	407,000	407,845
SITE Centers Corp.
4.250%, 02/01/2026	269,000	265,888
4.625%, 07/15/2022	489,000	500,357
STORE Capital Corp.
4.500%, 03/15/2028	2,163,000	2,126,685
4.625%, 03/15/2029	1,235,000	1,219,079
Tanger Properties LP
3.750%, 12/01/2024	681,000	663,659
3.875%, 12/01/2023	750,000	744,025
Ventas Realty LP 4.875%, 04/15/2049	954,000	953,415
		16,197,032
Utilities – 1.4%
Alliant Energy Finance LLC 4.250%, 06/15/2028 (D)	923,000	920,367
American Transmission Systems, Inc. 5.000%, 09/01/2044 (D)	120,000	127,339
Appalachian Power Company 3.300%, 06/01/2027	369,000	355,518
CenterPoint Energy, Inc.
2.500%, 09/01/2022	117,000	112,883
3.850%, 02/01/2024	394,000	394,897
4.250%, 11/01/2028	235,000	237,211
Commonwealth Edison Company 4.000%, 03/01/2049	1,623,000	1,578,937
Dominion Energy Gas Holdings LLC 4.800%, 11/01/2043	84,000	87,625
Dominion Energy, Inc.
1.600%, 08/15/2019	1,062,000	1,055,731
2.000%, 08/15/2021	808,000	783,624
DTE Electric Company 3.950%, 03/01/2049	755,000	737,840
Duke Energy Corp. 1.800%, 09/01/2021	1,212,000	1,173,391
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Duke Energy Indiana LLC 3.750%, 05/15/2046	$469,000	$439,480
Duquesne Light Holdings, Inc. 3.616%, 08/01/2027 (D)	1,745,000	1,641,410
Edison International 2.125%, 04/15/2020	1,061,000	1,039,703
Electricite de France SA
4.875%, 09/21/2038 (D)	1,035,000	1,019,378
5.000%, 09/21/2048 (D)	420,000	413,207
Emera US Finance LP
3.550%, 06/15/2026	287,000	275,310
4.750%, 06/15/2046	884,000	867,178
Exelon Corp. 4.450%, 04/15/2046	416,000	405,073
Exelon Generation Company LLC 5.600%, 06/15/2042	251,000	248,307
FirstEnergy Corp. 4.850%, 07/15/2047	91,000	93,911
FirstEnergy Transmission LLC 5.450%, 07/15/2044 (D)	250,000	271,426
Indiana Michigan Power Company 4.550%, 03/15/2046	566,000	579,975
IPALCO Enterprises, Inc. 3.700%, 09/01/2024	1,348,000	1,324,964
Metropolitan Edison Company 4.300%, 01/15/2029 (D)	460,000	465,106
Mid-Atlantic Interstate Transmission LLC 4.100%, 05/15/2028 (D)	1,101,000	1,098,406
Mississippi Power Company 3.950%, 03/30/2028	1,410,000	1,393,806
PacifiCorp 4.150%, 02/15/2050	2,100,000	2,076,826
PPL Capital Funding, Inc. 3.100%, 05/15/2026	831,000	781,488
Sempra Energy
2.900%, 02/01/2023	664,000	642,202
3.400%, 02/01/2028	346,000	325,095
4.000%, 02/01/2048	1,171,000	1,020,429
Southern California Edison Company
3.500%, 10/01/2023	464,000	455,835
3.650%, 03/01/2028	118,000	113,007
3.700%, 08/01/2025	665,000	651,491
4.000%, 04/01/2047	101,000	91,219
4.125%, 03/01/2048	2,435,000	2,241,236
Southwestern Electric Power Company
3.850%, 02/01/2048	259,000	230,835
3.900%, 04/01/2045	369,000	334,142
The Brooklyn Union Gas Company 3.865%, 03/04/2029 (D)	951,000	949,687
		29,055,495
TOTAL CORPORATE BONDS (Cost $409,806,235)		$412,023,243
MUNICIPAL BONDS – 0.4%
County of Clark (Nevada) 6.820%, 07/01/2045	1,115,000	1,573,265
Los Angeles Community College District (California) 6.750%, 08/01/2049	1,530,000	2,211,554
North Texas Tollway Authority 6.718%, 01/01/2049	1,012,000	1,416,021
Port Authority of New York & New Jersey 4.458%, 10/01/2062	2,210,000	2,332,213

The accompanying notes are an integral part of the financial statements.	12

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
State of California 7.600%, 11/01/2040	$490,000	$732,138
State of Illinois, GO 5.100%, 06/01/2033	315,000	298,774
The Ohio State University 4.800%, 06/01/2111	600,000	631,068
TOTAL MUNICIPAL BONDS (Cost $8,629,276)		$9,195,033
COLLATERALIZED MORTGAGE OBLIGATIONS – 10.0%
Commercial and residential – 3.7%
Benchmark Mortgage Trust
Series 2018-B1, Class ASB, 3.602%, 01/15/2051 (E)	532,000	541,240
Series 2019-B9, Class A4 , 3.750%, 03/15/2052	1,260,000	1,275,403
Series 2019-B9, Class A5 , 4.016%, 03/15/2052	1,891,000	1,952,456
CD Mortgage Trust
Series 2016-CD1, Class A1, 1.443%, 08/10/2049	302,975	297,313
Series 2016-CD1, Class ASB, 2.622%, 08/10/2049	1,110,000	1,086,805
Series 2017-CD4, Class A4, 3.514%, 05/10/2050 (E)	839,000	841,215
Series 2017-CD4, Class ASB, 3.317%, 05/10/2050	702,000	704,132
Series 2017-CD6, Class ASB, 3.332%, 11/13/2050	1,764,000	1,758,228
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A1, 1.793%, 01/10/2048	439,756	435,133
Series 2016-C4, Class A4, 3.283%, 05/10/2058	863,000	846,427
Series 2016-C4, Class ASB, 3.091%, 05/10/2058	945,000	940,854
Series 2016-C7, Class A2, 3.585%, 12/10/2054	934,000	940,629
Series 2016-C7, Class A3, 3.839%, 12/10/2054	1,178,000	1,197,203
Series 2017-C8, Class A1, 1.965%, 06/15/2050	429,362	423,251
Series 2017-C8, Class ASB, 3.367%, 06/15/2050	733,000	738,554
Citigroup Commercial Mortgage Trust Series 2015-GC29, Class AS 3.457%, 04/10/2048	421,000	421,440
COLT Mortgage Loan Trust Series 2019-1, Class A1 3.705%, 03/25/2049 (D)(E)	1,150,318	1,152,709
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR3, Class A3, 2.822%, 10/15/2045	726,336	718,236
Series 2012-CR4, Class A2, 1.801%, 10/15/2045	88,994	86,407
Series 2013-CR10, Class A2, 2.972%, 08/10/2046	21,186	21,289
Series 2013-CR12, Class A4, 4.046%, 10/10/2046	758,000	785,199
Series 2014-CR16, Class ASB, 3.653%, 04/10/2047	940,000	955,154
Series 2014-UBS4, Class AM, 3.968%, 08/10/2047	969,000	984,492
Series 2014-UBS6, Class A5, 3.644%, 12/10/2047	1,326,000	1,350,255
Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG) (continued)
Series 2016-COR1, Class ASB, 2.972%, 10/10/2049	$562,000	$558,276
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG) Series 2018-COR3, Class A3 4.228%, 05/10/2051	687,000	718,087
Commercial Mortgage Trust (Deutsche Bank AG) Series 2015-DC1, Class A5 3.350%, 02/10/2048	1,012,000	1,010,320
Commercial Mortgage Trust (Deutsche Bank AG/Jefferies & Company) Series 2014-UBS5, Class ASB 3.548%, 09/10/2047	195,000	197,852
Commercial Mortgage Trust (Deutsche Bank AG/UBS) Series 2014-UBS2, Class A5 3.961%, 03/10/2047	248,000	256,461
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4, 3.718%, 08/15/2048	986,000	1,003,574
Series 2015-C4, Class A4, 3.808%, 11/15/2048	1,802,000	1,841,794
Series 2016-C5, Class ASB, 3.533%, 11/15/2048	279,000	283,271
Series 2016-C7, Class A5, 3.502%, 11/15/2049	1,501,000	1,500,381
Series 2019-C15, Class A4, 4.052%, 03/15/2052	2,593,000	2,670,787
CSMC Trust Series 2016-NXSR, Class A4 3.795%, 12/15/2049 (E)	1,744,000	1,767,693
DBJPM Mortgage Trust Series 2017-C6, Class ASB 3.121%, 06/10/2050	416,000	412,838
GS Mortgage Securities Trust
Series 2012-GCJ7, Class AAB, 2.935%, 05/10/2045	102,985	102,866
Series 2014-GC18, Class A3, 3.801%, 01/10/2047	568,711	581,843
Series 2015-GC35, Class A4, 3.506%, 10/10/2048	885,000	893,027
Series 2016-GS3, Class A4, 2.850%, 10/10/2049	572,000	550,928
Series 2016-GS3, Class AAB, 2.777%, 10/10/2049	857,000	848,611
Series 2017-GS7, Class A4, 3.430%, 08/10/2050	839,000	831,522
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust Series 2010-1, Class A1 5.314%, 01/25/2051 (D)	1,529,299	1,643,552
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class A4, 3.670%, 09/15/2047	793,000	810,563
Series 2015-C28, Class A2, 2.773%, 10/15/2048	465,120	463,915
Series 2015-C28, Class A3, 2.912%, 10/15/2048	3,160,000	3,101,564

The accompanying notes are an integral part of the financial statements.	13

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
JPMBB Commercial Mortgage Securities Trust (continued)
Series 2015-C33, Class A4, 3.770%, 12/15/2048	$437,000	$447,313
Series 2016-C1, Class A5, 3.576%, 03/15/2049	559,000	565,414
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5, Class ASB, 3.549%, 03/15/2050	2,500,000	2,537,566
Series 2017-JP6, Class ASB, 3.283%, 07/15/2050	781,000	781,655
Series 2019-COR4, Class A5, 4.029%, 03/10/2052	1,694,000	1,741,683
JPMDB Commercial Mortgage Securities Trust
Series 2017-C5, Class A5, 3.694%, 03/15/2050	1,407,000	1,429,636
Series 2017-C5, Class ASB, 3.492%, 03/15/2050	281,000	284,312
Series 2018-C8, Class ASB, 4.145%, 06/15/2051	841,000	880,250
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-CBX, Class A4, 3.483%, 06/15/2045	1,197,000	1,208,795
Series 2013-C13, Class A2, 2.665%, 01/15/2046	53,570	53,507
Series 2014-C20, Class A2, 2.872%, 07/15/2047	418,151	417,689
Series 2015-JP1, Class ASB, 3.733%, 01/15/2049	843,000	863,803
Series 2016-JP2, Class A1, 1.324%, 08/15/2049	730,150	718,689
Series 2016-JP2, Class ASB, 2.713%, 08/15/2049	770,000	755,671
JPMorgan Mortgage Trust
Series 2016-5, Class A1, 2.637%, 12/25/2046 (D)(E)	917,660	905,893
Series 2017-5, Class A1, 3.178%, 10/26/2048 (D)(E)	9,071,861	9,035,092
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C20, Class A4, 3.249%, 02/15/2048	231,000	230,390
Series 2015-C25, Class A5, 3.635%, 10/15/2048	913,000	924,498
Series 2015-C25, Class ASB, 3.383%, 10/15/2048	2,640,000	2,670,447
Series 2015-C27, Class A4, 3.753%, 12/15/2047	226,000	230,544
Series 2016-C28, Class A4, 3.544%, 01/15/2049	479,000	482,708
Series 2016-C30, Class A4, 2.600%, 09/15/2049	1,586,000	1,499,764
Morgan Stanley Capital I Trust
Series 2016-UB11, Class A1, 1.445%, 08/15/2049	740,737	729,303
Series 2016-UB11, Class ASB, 2.606%, 08/15/2049	646,000	630,121
Series 2016-UBS9, Class A1, 1.711%, 03/15/2049	387,237	382,097
Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
UBS Commercial Mortgage Trust Series 2018-C13, Class A4 4.334%, 10/15/2051	$647,000	$683,461
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class A4 3.525%, 05/10/2063	1,137,000	1,151,848
Verus Securitization Trust Series 2019-1, Class A1 3.836%, 02/25/2059 (D)(E)	2,362,000	2,361,970
		77,107,868
U.S. Government Agency – 6.3%
Federal Home Loan Mortgage Corp.
Series 264, Class 30, 3.000%, 07/15/2042	5,296,821	5,183,085
Series 326, Class 300, 3.000%, 03/15/2044	4,256,627	4,166,897
Series 356, Class 300, 3.000%, 09/15/2047	1,435,136	1,405,070
Series 360, Class 300, 3.000%, 11/15/2047	3,315,776	3,262,904
Series 4705, Class A, 4.500%, 09/15/2042	2,350,918	2,471,555
Series 4742, Class PA, 3.000%, 10/15/2047	12,464,299	12,292,343
Series 4763, Class CA, 3.000%, 09/15/2038	654,813	656,636
Series 4767 KA, Class KA, 3.000%, 03/15/2048	3,111,248	3,112,764
Series 4786, Class DP, 4.500%, 07/15/2042	1,862,823	1,925,422
Series 4787, Class AK, 3.000%, 05/15/2048	4,638,112	4,522,737
Series 4796, Class AK, 3.000%, 05/15/2048	6,074,135	5,923,039
Series 4802, Class A, 3.000%, 06/15/2048	5,696,854	5,572,606
Federal National Mortgage Association
Series 1998-61, Class PL, 6.000%, 11/25/2028	270,328	293,015
Series 2013-30, Class CA, 1.500%, 04/25/2043	680,943	638,451
Series 2014-40, Class EP, 3.500%, 10/25/2042	825,707	842,782
Series 2017-13, Class PA, 3.000%, 08/25/2046	1,926,554	1,922,338
Series 2017-M7, Class A2, 2.961%, 02/25/2027 (E)	633,000	620,946
Series 2018-12, Class P, 3.000%, 03/25/2046	2,049,530	2,030,108
Series 2018-14, Class KC, 3.000%, 03/25/2048	2,940,272	2,973,062
Series 2018-15, Class AB, 3.000%, 03/25/2048	860,026	861,652
Series 2018-38, Class LA, 3.000%, 06/25/2048	5,968,597	5,819,682
Series 2018-4, Class HC, 2.500%, 12/25/2047	1,786,696	1,740,815
Series 2018-43, Class CT, 3.000%, 06/25/2048	5,696,715	5,562,724
Series 2018-45, Class GA, 3.000%, 06/25/2048	12,356,387	12,065,755

The accompanying notes are an integral part of the financial statements.	14

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2018-50, Class BA, 3.000%, 07/25/2048	$12,110,716	$11,781,589
Series 2018-56, Class CH, 3.000%, 08/25/2048	2,776,948	2,718,488
Series 2018-57, Class PT, 3.000%, 08/25/2048	5,976,397	5,827,620
Series 2018-59, Class DA, 3.000%, 08/25/2048	6,079,061	5,926,215
Series 2018-63, Class DA, 3.500%, 09/25/2048	1,832,262	1,860,755
Series 2018-8, Class KL, 2.500%, 03/25/2047	2,399,000	2,319,913
Series 414, Class A35, 3.500%, 10/25/2042	2,686,710	2,715,850
Government National Mortgage Association
Series 2012-141, Class WA, 4.530%, 11/16/2041 (E)	613,308	653,564
Series 2017-167, Class BQ, 2.500%, 08/20/2044	2,592,712	2,559,928
Series 2019-20, Class JK, 3.500%, 02/20/2049	6,599,000	6,643,844
		128,874,154
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $205,498,417)		$205,982,022
ASSET BACKED SECURITIES – 9.1%
Ally Auto Receivables Trust Series 2015-2, Class A4 1.840%, 06/15/2020	305,877	305,824
American Express Credit Account Master Trust Series 2019-1, Class A 2.972%, 10/15/2024	4,303,000	4,310,947
Americredit Automobile Receivables Trust Series 2018-1, Class A3 3.070%, 12/19/2022	788,000	790,404
Avis Budget Rental Car Funding AESOP LLC
Series 2017-1A, Class A 3.070%, 09/20/2023 (D)	939,000	931,088
Series 2019-1A, Class A 3.450%, 03/20/2023 (D)	2,708,000	2,719,333
Capital Auto Receivables Asset Trust
Series 2016-2, Class A4 1.630%, 01/20/2021	56,141	55,947
Series 2016-2, Class A4 1.980%, 10/20/2020	452,662	451,795
College Ave Student Loans LLC
Series 2017-A, Class A1 (1 month LIBOR + 1.650%) 4.156%, 11/26/2046 (A)(D)	1,328,511	1,362,829
Series 2018-A, Class A2 4.130%, 12/26/2047 (D)	492,249	506,138
Ford Credit Auto Owner Trust
Series 2015-A, Class A4 1.640%, 06/15/2020	20,759	20,751
Series 2017-1, Class A 2.620%, 08/15/2028 (D)	746,000	736,604
Series 2017-A, Class A4 1.920%, 04/15/2022	1,180,000	1,163,824
Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust (continued)
Series 2018-1, Class A 3.190%, 07/15/2031 (D)	$2,763,000	$2,718,312
Series 2018-2, Class A 3.470%, 01/15/2030 (D)	1,745,000	1,755,966
Series 2019-1, Class A 3.520%, 07/15/2030 (D)	3,231,000	3,249,586
Hertz Vehicle Financing II LP
Series 2015-3A, Class A 2.670%, 09/25/2021 (D)	1,446,000	1,432,191
Series 2016-2A, Class A 2.950%, 03/25/2022 (D)	1,214,000	1,204,371
Series 2016-3A, Class B 3.110%, 07/25/2020 (D)	711,000	710,161
Series 2016-4A, Class A 2.650%, 07/25/2022 (D)	224,000	219,706
Series 2017-1A, Class A 2.960%, 10/25/2021 (D)	1,483,000	1,473,953
Series 2017-2A, Class A 3.290%, 10/25/2023 (D)	1,848,000	1,830,941
Series 2019-1A, Class A 3.710%, 03/25/2023 (D)	2,463,000	2,479,067
Hertz Vehicle Financing LLC
Series 2018-2A, Class A 3.650%, 06/27/2022 (D)	1,641,000	1,648,516
Series 2018-3A, Class A 4.030%, 07/25/2024 (D)	1,595,000	1,617,674
Navient Private Education Loan Trust
Series 2014-AA, Class A3 (1 month LIBOR + 1.600%) 4.089%, 10/15/2031 (A)(D)	2,054,000	2,118,224
Series 2014-CTA, Class A (1 month LIBOR + 0.700%) 3.189%, 09/16/2024 (A)(D)	392,753	393,391
Series 2015-CA, Class B 3.250%, 05/15/2040 (D)	818,059	818,012
Series 2016-AA, Class A2B (1 month LIBOR + 2.150%) 4.639%, 12/15/2045 (A)(D)	961,903	998,795
Series 2017-A, Class A2B (1 month LIBOR + 0.900%) 3.389%, 12/16/2058 (A)(D)	2,627,000	2,626,996
Series 2018-BA, Class A2A 3.610%, 12/15/2059 (D)	1,380,000	1,391,490
Navient Private Education Refi Loan Trust
Series 2018-A, Class A2 3.190%, 02/18/2042 (D)	719,000	711,840
Series 2018-CA, Class A2 3.520%, 06/16/2042 (D)	750,000	752,633
Series 2018-DA, Class A2A 4.000%, 12/15/2059 (D)	3,186,000	3,279,553
Series 2019-A, Class A2A 3.870%, 01/15/2043 (D)	3,690,000	3,688,362
Navient Student Loan Trust
Series 2014-1, Class A3 (1 month LIBOR + 0.510%) 3.020%, 06/25/2031 (A)	1,505,634	1,498,154
Series 2015-1, Class A2 (1 month LIBOR + 0.600%) 3.110%, 04/25/2040 (A)	4,008,999	3,990,966
Series 2016-1A, Class A (1 month LIBOR + 0.700%) 3.210%, 02/25/2070 (A)(D)	2,195,533	2,185,343

The accompanying notes are an integral part of the financial statements.	15

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Navient Student Loan Trust (continued)
Series 2016-3A, Class A2 (1 month LIBOR + 0.850%) 3.360%, 06/25/2065 (A)(D)	$783,663	$786,521
Series 2017-5A, Class A (1 month LIBOR + 0.800%) 3.310%, 07/26/2066 (A)(D)	1,281,419	1,284,691
Series 2018-EA, Class A2 4.000%, 12/15/2059 (D)	1,964,000	2,012,719
Nelnet Student Loan Trust
Series 2004-3, Class A5 (3 month LIBOR + 0.180%) 2.951%, 10/27/2036 (A)	700,355	687,676
Series 2004-4, Class A5 (3 month LIBOR + 0.160%) 2.931%, 01/25/2037 (A)	2,392,226	2,354,484
Series 2005-1, Class A5 (3 month LIBOR + 0.110%) 2.881%, 10/25/2033 (A)	5,019,938	4,974,810
Series 2005-2, Class A5 (3 month LIBOR + 0.100%) 2.924%, 03/23/2037 (A)	6,136,292	6,083,468
Series 2005-3, Class A5 (3 month LIBOR + 0.120%) 2.944%, 12/24/2035 (A)	6,392,564	6,260,762
Series 2005-4, Class A4 (3 month LIBOR + 0.180%) 3.004%, 03/22/2032 (A)	772,191	757,027
Series 2010-2A, Class A (3 month LIBOR + 0.850%) 3.672%, 09/25/2048 (A)(D)	5,302,947	5,323,066
Series 2012-4A, Class A (1 month LIBOR + 0.700%) 3.210%, 09/27/2038 (A)(D)	3,862,302	3,871,403
Series 2014-1A, Class A (1 month LIBOR + 0.570%) 3.080%, 09/25/2041 (A)(D)	728,103	727,301
Series 2016-1A, Class A (1 month LIBOR + 0.800%) 3.310%, 09/25/2065 (A)(D)	2,561,076	2,572,512
Series 2017-2A, Class A (1 month LIBOR + 0.770%) 3.280%, 09/25/2065 (A)(D)	2,785,644	2,801,079
Series 2017-3A, Class A (1 month LIBOR + 0.850%) 3.360%, 02/25/2066 (A)(D)	2,898,872	2,895,524
Series 2018-3A, Class A2 (1 month LIBOR + 0.440%) 2.950%, 09/27/2066 (A)(D)	829,000	827,665
SLC Student Loan Trust Series 2008-1, Class A4A (3 month LIBOR + 1.600%) 4.388%, 12/15/2032 (A)	2,554,758	2,613,771
SLM Private Education Loan Trust
Series 2013-B, Class A2B (1 month LIBOR + 1.100%) 3.589%, 06/17/2030 (A)(D)	230,579	230,992
Series 2013-C, Class A2A 2.940%, 10/15/2031 (D)	188,550	188,571
SLM Student Loan Trust
Series 2003-1, Class ASC (3 month LIBOR + 0.750%) 3.538%, 12/15/2032 (A)(D)	1,035,015	1,008,877
Series 2004-10, Class A7A (3 month LIBOR + 0.600%) 3.371%, 10/25/2029 (A)(D)	3,601,000	3,604,874
Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
SLM Student Loan Trust (continued)
Series 2006-1, Class A5 (3 month LIBOR + 0.110%) 2.881%, 07/26/2021 (A)	$3,827,183	$3,775,796
Series 2006-10, Class A6 (3 month LIBOR + 0.150%) 2.921%, 03/25/2044 (A)	6,157,000	5,941,821
Series 2006-3, Class A5 (3 month LIBOR + 0.100%) 2.871%, 01/25/2021 (A)	1,876,640	1,859,445
Series 2007-2, Class A4 (3 month LIBOR + 0.060%) 2.831%, 07/25/2022 (A)	2,816,416	2,748,205
Series 2010-1, Class A (1 month LIBOR + 0.400%) 2.910%, 03/25/2025 (A)	425,934	415,609
Series 2012-1, Class A3 (1 month LIBOR + 0.950%) 3.460%, 09/25/2028 (A)	3,830,607	3,816,826
Series 2012-2, Class A (1 month LIBOR + 0.700%) 3.210%, 01/25/2029 (A)	3,245,544	3,193,476
Series 2012-6, Class A3 (1 month LIBOR + 0.750%) 3.260%, 05/26/2026 (A)	704,723	696,916
Series 2013-4, Class4 A (1 month LIBOR + 0.550%) 3.060%, 06/25/2043 (A)	543,966	543,965
SMB Private Education Loan Trust
Series 2015-A, Class A2B (1 month LIBOR + 1.000%) 3.489%, 06/15/2027 (A)(D)	1,545,779	1,556,221
Series 2015-C, Class A2B (1 month LIBOR + 1.400%) 3.889%, 07/15/2027 (A)(D)	587,318	596,609
Series 2016-A, Class A2A 2.700%, 05/15/2031 (D)	2,751,060	2,722,217
Series 2016-A, Class A2B (1 month LIBOR + 1.500%) 3.989%, 05/15/2031 (A)(D)	7,714,527	7,872,256
Series 2016-B, Class A2B (1 month LIBOR + 1.450%) 3.939%, 02/17/2032 (A)(D)	3,848,163	3,918,373
Series 2016-C, Class A2A 2.340%, 09/15/2034 (D)	3,325,694	3,246,901
Series 2016-C, Class A2B (1 month LIBOR + 1.100%) 3.589%, 09/15/2034 (A)(D)	1,455,047	1,464,163
Series 2017-A, Class A2B (1 month LIBOR + 0.900%) 3.389%, 09/15/2034 (A)(D)	1,084,000	1,085,360
Series 2017-B, Class A2B (1 month LIBOR + 0.750%) 3.239%, 10/15/2035 (A)(D)	2,628,000	2,626,182
Series 2018-A, Class A2B (1 month LIBOR + 0.800%) 3.289%, 02/15/2036 (A)(D)	1,067,000	1,063,562
Series 2018-B, Class A2B (1 month LIBOR + 0.720%) 3.209%, 01/15/2037 (A)(D)	2,107,000	2,089,131
Series 2018-C, Class A2A 3.630%, 11/15/2035 (D)	592,000	598,683
Series 2018-C, Class A2B (1 month LIBOR + 0.750%) 3.239%, 11/15/2035 (A)(D)	2,306,000	2,294,244

The accompanying notes are an integral part of the financial statements.	16

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
SoFi Professional Loan Program LLC
Series 2016-A, Class A2 2.760%, 12/26/2036 (D)	$1,119,560	$1,105,142
Series 2016-D, Class A1 (1 month LIBOR + 0.950%) 3.460%, 01/25/2039 (A)(D)	178,907	180,021
Series 2016-E, Class A1 (1 month LIBOR + 0.850%) 3.360%, 07/25/2039 (A)(D)	488,769	490,923
Series 2017-A, Class A1 (1 month LIBOR + 0.700%) 3.210%, 03/26/2040 (A)(D)	385,307	386,325
Series 2017-D, Class A2FX 2.650%, 09/25/2040 (D)	206,000	202,419
Series 2017-E, Class A1 (1 month LIBOR + 0.500%) 3.010%, 11/26/2040 (A)(D)	388,984	389,015
Series 2017-E, Class A2B 2.720%, 11/26/2040 (D)	3,269,000	3,206,235
Series 2018-B, Class A2FX 3.340%, 08/25/2047 (D)	2,835,000	2,834,278
Series 2018-C, Class A2FX 3.590%, 01/25/2048 (D)	2,697,000	2,725,417
Series 2018-D, Class A2FX 3.600%, 02/25/2048 (D)	2,179,000	2,201,469
Series 2019-A, Class A2FX 3.690%, 06/15/2048 (D)	1,470,000	1,487,911
World Financial Network Credit Card Master Trust
Series 2015-B, Class A 2.550%, 06/17/2024	146,000	145,117
Series 2016-A, Class A 2.030%, 04/15/2025	3,053,000	2,981,867
Series 2016-C, Class A 1.720%, 08/15/2023	1,138,000	1,130,143
Series 2017-A, Class A 2.120%, 03/15/2024	2,337,000	2,313,648
Series 2019-A, Class A 3.510%, 12/15/2025	714,000	715,478
World Omni Auto Receivables Trust Series 2016-A, Class A4 1.950%, 05/16/2022	1,812,000	1,794,788
TOTAL ASSET BACKED SECURITIES (Cost $188,203,105)		$188,433,637
SECURITIES LENDING COLLATERAL – 0.0%
John Hancock Collateral Trust, 2.5250% (F)(G)	5,476	54,801
TOTAL SECURITIES LENDING COLLATERAL (Cost $54,779)		$54,801
SHORT-TERM INVESTMENTS – 2.5%
Money market funds – 2.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3457% (F)	50,685,000	50,685,000
TOTAL SHORT-TERM INVESTMENTS (Cost $50,685,000)		$50,685,000
Total Investments (Core Bond Fund) (Cost $2,202,874,532) – 107.0%		$2,207,136,046
Other assets and liabilities, net – (7.0%)		(144,712,820)
TOTAL NET ASSETS – 100.0%		$2,062,423,226
Security Abbreviations and Legend
GO	General Obligation
LIBOR	London Interbank Offered Rate
Core Bond Fund (continued)
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	The rate shown is the annualized seven-day yield as of 2-28-19.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Global Bond Fund
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 34.9%
U.S. Government - 9.8%
U.S. Treasury Bonds
2.750%, 11/15/2042		$3,000,000	$2,838,516
3.000%, 05/15/2045 (A)		600,000	591,492
U.S. Treasury Inflation Protected Securities
0.125%, 04/15/2022 to 07/15/2024		2,187,249	2,144,495
0.625%, 01/15/2026		42	42
1.000%, 02/15/2048		1,018,920	988,054
1.375%, 02/15/2044		215,632	227,521
2.500%, 01/15/2029		4,212,636	4,893,000
U.S. Treasury Notes
2.000%, 08/15/2025 to 11/15/2026 (A)		500,000	481,004
2.625%, 06/15/2021 (A)		200,000	200,492
2.875%, 04/30/2025		4,600,000	4,672,414
			17,037,030
U.S. Government Agency - 25.1%
Federal Home Loan Mortgage Corp. 4.000%, TBA (B)		1,700,000	1,732,582
Federal National Mortgage Association
3.452%, (12 month Treasury Average Index + 1.200%), 11/01/2042 to 10/01/2044 (C)		663,830	674,786
3.500%, TBA (B)		24,400,000	24,406,739
4.000%, TBA (B)		16,100,000	16,399,138
4.035%, (12 month Treasury Average Index + 1.787%), 11/01/2035 (C)		60,113	62,278
4.500%, 05/01/2029 to 11/01/2044		247,656	259,168
4.510%, (12 month LIBOR + 1.760%), 09/01/2035 (C)		30,685	32,141
4.662%, (12 month LIBOR + 1.912%), 07/01/2035 (C)		15,640	16,443
			43,583,275
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $61,197,279)			$60,620,305
FOREIGN GOVERNMENT OBLIGATIONS - 22.1%
Canada - 2.2%
Government of Canada 1.500%, 12/01/2044	CAD	230,850	207,283

The accompanying notes are an integral part of the financial statements.	17

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Canada (continued)
Province of Alberta
2.350%, 06/01/2025	CAD	2,200,000	$1,661,314
3.350%, 11/01/2023		$600,000	611,242
Province of British Columbia 2.300%, 06/18/2026	CAD	1,200,000	901,940
Province of Ontario 2.450%, 06/29/2022		$500,000	493,523
			3,875,302
France - 1.7%
Government of France 2.000%, 05/25/2048 (D)	EUR	2,300,000	2,888,947
Israel - 0.3%
Government of Israel
3.250%, 01/17/2028		$300,000	296,365
4.125%, 01/17/2048		200,000	197,116
			493,481
Italy - 1.4%
Republic of Italy
2.450%, 10/01/2023	EUR	850,000	998,912
2.500%, 11/15/2025		700,000	808,757
2.950%, 09/01/2038 (D)		200,000	211,222
6.000%, 08/04/2028	GBP	300,000	452,425
			2,471,316
Japan - 7.8%
Development Bank of Japan, Inc. 1.625%, 09/01/2021 (D)		$1,100,000	1,065,937
Government of Japan
0.500%, 09/20/2046	JPY	376,000,000	3,303,042
0.700%, 12/20/2048		358,000,000	3,279,269
0.800%, 03/20/2058		34,000,000	315,401
1.600%, 03/20/2033		90,000,000	965,593
Government of Japan, CPI Linked Bond 0.100%, 03/10/2028		211,608,600	1,965,825
Japan Bank for International Cooperation
3.250%, 07/20/2023		$200,000	202,802
3.375%, 10/31/2023		300,000	305,942
Japan Finance Organization for Municipalities 3.375%, 09/27/2023 (D)		400,000	406,697
Tokyo Metropolitan Government
2.000%, 05/17/2021 (D)		600,000	586,774
2.500%, 06/08/2022 (D)		1,200,000	1,179,179
			13,576,461
Kuwait - 1.0%
State of Kuwait
2.750%, 03/20/2022 (D)		200,000	198,125
3.500%, 03/20/2027 (D)		1,500,000	1,506,725
			1,704,850
Norway - 0.6%
Kommunalbanken AS 6.500%, 04/12/2021	AUD	1,300,000	1,005,467
Peru - 0.4%
Republic of Peru
5.940%, 02/12/2029	PEN	500,000	156,799
6.350%, 08/12/2028 (D)		2,000,000	642,716
			799,515
Poland - 0.3%
Republic of Poland
2.250%, 04/25/2022	PLN	1,700,000	453,626
3.250%, 07/25/2025		100,000	27,483
			481,109
Global Bond Fund (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Qatar - 1.3%
Government of Qatar
3.875%, 04/23/2023 (D)		$900,000	$921,346
4.500%, 01/20/2022		600,000	620,723
4.500%, 04/23/2028 (D)		700,000	738,921
			2,280,990
Saudi Arabia - 2.0%
Kingdom of Saudi Arabia
2.375%, 10/26/2021		1,200,000	1,171,052
3.625%, 03/04/2028 (D)		500,000	487,131
4.000%, 04/17/2025 (D)		800,000	812,194
4.375%, 04/16/2029		400,000	407,992
4.500%, 04/17/2030 (D)		600,000	617,556
			3,495,925
Slovenia - 0.3%
Republic of Slovenia 5.250%, 02/18/2024		524,000	574,646
Spain - 1.4%
Autonomous Community of Andalusia 4.850%, 03/17/2020	EUR	500,000	597,340
Autonomous Community of Catalonia
4.220%, 04/26/2035		100,000	120,369
4.900%, 09/15/2021		600,000	732,323
Kingdom of Spain 1.400%, 07/30/2028		800,000	927,811
			2,377,843
United Arab Emirates - 0.2%
Abu Dhabi Government 3.125%, 10/11/2027 (D)		$300,000	291,961
United Kingdom - 1.2%
Government of United Kingdom
3.250%, 01/22/2044	GBP	200,000	340,395
4.250%, 12/07/2040		900,000	1,723,859
			2,064,254
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $38,757,877)			$38,382,067
CORPORATE BONDS - 48.7%
Australia - 0.3%
Volkswagen Financial Services Australia Pty, Ltd. 2.950%, 06/22/2020	AUD	700,000	497,905
Brazil - 0.9%
Petrobras Global Finance BV
5.999%, 01/27/2028		$1,249,000	1,267,111
7.250%, 03/17/2044		300,000	320,550
			1,587,661
Canada - 2.9%
Air Canada Pass Through Trust 3.300%, 07/15/2031 (D)		194,880	185,896
Bank of Montreal 1.750%, 06/15/2021 (D)		1,400,000	1,364,710
Canadian Imperial Bank of Commerce 3.150%, 06/27/2021 (D)		300,000	301,957
Enbridge, Inc. 2.900%, 07/15/2022		400,000	393,524
Enbridge, Inc. (3 month LIBOR + 0.400%) 3.183%, 01/10/2020 (C)		100,000	99,836
Fairfax Financial Holdings, Ltd. 2.750%, 03/29/2028 (D)	EUR	300,000	348,898
Royal Bank of Canada 2.300%, 03/22/2021		$1,200,000	1,186,283

The accompanying notes are an integral part of the financial statements.	18

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Canada (continued)
The Bank of Nova Scotia 1.875%, 04/26/2021		$1,200,000	$1,174,268
			5,055,372
Cayman Islands - 0.0%
Ambac LSNI LLC (3 month LIBOR + 5.000%) 7.803%, 02/12/2023 (C)(D)		46,479	46,886
China - 0.1%
Tencent Holdings, Ltd. 3.595%, 01/19/2028		200,000	193,562
Denmark - 3.3%
Jyske Realkredit A/S
1.500%, 10/01/2037	DKK	1,031,694	160,589
2.000%, 10/01/2047		4,917,634	767,932
3.000%, 10/01/2047		33,843	5,544
Nordea Kredit Realkreditaktieselskab
1.500%, 10/01/2037		1,869,240	291,172
2.000%, 10/01/2047		10,527,214	1,640,225
2.500%, 10/01/2047		1,104	177
Nykredit Realkredit A/S
2.000%, 10/01/2047		5,415,238	844,357
2.500%, 10/01/2036 to 10/01/2047		200,968	32,635
Realkredit Danmark A/S
2.000%, 10/01/2047		12,402,132	1,935,945
2.500%, 07/01/2047		74,325	11,901
			5,690,477
France - 0.4%
Dexia Credit Local SA 0.750%, 01/25/2023	EUR	600,000	697,499
Germany - 1.6%
Deutsche Bank AG 4.250%, 10/14/2021		$1,600,000	1,589,966
KfW 5.000%, 03/19/2024	AUD	100,000	80,012
Landwirtschaftliche Rentenbank 5.375%, 04/23/2024	NZD	1,500,000	1,160,756
			2,830,734
Guernsey, Channel Islands - 0.4%
Credit Suisse Group Funding Guernsey, Ltd.
3.800%, 06/09/2023		$250,000	249,983
4.550%, 04/17/2026		450,000	460,997
			710,980
Hong Kong - 0.1%
AIA Group, Ltd. 3.900%, 04/06/2028 (D)		200,000	201,478
India - 0.3%
ICICI Bank, Ltd. 3.500%, 03/18/2020		300,000	299,416
Indian Railway Finance Corp., Ltd. 3.835%, 12/13/2027		200,000	189,462
			488,878
Indonesia - 0.1%
Indonesia Asahan Aluminium Persero PT 5.710%, 11/15/2023 (D)		200,000	211,097
Ireland - 0.6%
AerCap Ireland Capital DAC 4.450%, 12/16/2021		600,000	607,883
Shire Acquisitions Investments Ireland DAC 1.900%, 09/23/2019		400,000	397,202
			1,005,085
Global Bond Fund (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Japan - 1.1%
Mizuho Financial Group, Inc. 2.953%, 02/28/2022		$300,000	$296,790
ORIX Corp. 3.250%, 12/04/2024		100,000	97,549
Sumitomo Mitsui Financial Group, Inc. (3 month LIBOR + 1.680%) 4.447%, 03/09/2021 (C)		1,500,000	1,532,495
			1,926,834
Jersey, Channel Islands - 0.2%
AA Bond Company, Ltd. 2.875%, 07/31/2043	GBP	200,000	248,276
Luxembourg - 0.2%
Allergan Funding SCS 3.450%, 03/15/2022		$100,000	99,560
Emerald Bay SA 3.861%, 10/08/2020 (D)(E)	EUR	236,000	252,332
			351,892
Macau - 0.2%
Sands China, Ltd.
5.125%, 08/08/2025		$200,000	204,379
5.400%, 08/08/2028		200,000	202,987
			407,366
Netherlands - 1.2%
Cooperatieve Rabobank UA 6.875%, 03/19/2020	EUR	900,000	1,095,422
Schaeffler Finance BV 4.750%, 05/15/2023 (D)		$300,000	300,000
Stichting AK Rabobank Certificaten 6.500%, 03/29/2019 (F)	EUR	100,000	133,103
Teva Pharmaceutical Finance Netherlands III BV 2.200%, 07/21/2021		$500,000	475,068
			2,003,593
Norway - 0.7%
DNB Boligkreditt AS 2.500%, 03/28/2022 (D)		1,200,000	1,184,880
Qatar - 0.2%
Ras Laffan Liquefied Natural Gas Company, Ltd. III 6.750%, 09/30/2019		400,000	408,000
Russia - 0.2%
Sberbank of Russia 3.080%, 03/07/2019	EUR	300,000	341,663
Singapore - 0.6%
BOC Aviation, Ltd. 3.500%, 09/18/2027 (D)		$200,000	188,181
DBS Bank, Ltd. 3.300%, 11/27/2021 (D)		200,000	201,528
Oversea-Chinese Banking Corp., Ltd. (3 month LIBOR + 0.450%) 3.020%, 05/17/2021 (C)(D)		400,000	400,860
PSA Treasury Pte, Ltd. 2.500%, 04/12/2026		200,000	186,324
			976,893
South Korea - 0.3%
Kookmin Bank 2.125%, 10/21/2020		500,000	490,465
Spain - 0.1%
Banco Bilbao Vizcaya Argentaria SA (6.750% to 2-18-20, then 5 Year Euro Swap Rate + 6.604%) 02/18/2020 (F)	EUR	200,000	234,638

The accompanying notes are an integral part of the financial statements.	19

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Supranational - 1.4%
African Development Bank 5.250%, 03/23/2022	AUD	3,200,000	$2,472,470
Sweden - 4.9%
Lansforsakringar Hypotek AB 1.250%, 09/20/2023	SEK	23,800,000	2,650,090
Nordea Hypotek AB 1.000%, 04/08/2022		23,900,000	2,644,513
Sveriges Sakerstallda Obligationer AB 2.000%, 06/17/2026		4,000,000	457,653
Swedbank Hypotek AB 1.000%, 06/15/2022		24,900,000	2,753,819
			8,506,075
Switzerland - 2.8%
Credit Suisse AG 6.500%, 08/08/2023		$900,000	961,421
Credit Suisse Group AG (2.997% to 12-14-22, then 3 month LIBOR + 1.200%) 12/14/2023 (D)		800,000	774,065
Credit Suisse Group AG (3 month LIBOR + 1.200%) 3.978%, 12/14/2023 (C)(D)		500,000	496,535
UBS AG
2.200%, 06/08/2020 (D)		1,000,000	989,982
5.125%, 05/15/2024		600,000	610,425
7.625%, 08/17/2022		950,000	1,046,473
			4,878,901
United Arab Emirates - 0.4%
First Abu Dhabi Bank PJSC 2.250%, 02/11/2020		600,000	593,673
United Kingdom - 8.3%
Barclays Bank PLC 7.625%, 11/21/2022		700,000	755,125
Barclays PLC (4.610% to 2-15-22, then 3 month LIBOR + 1.400%) 02/15/2023		600,000	607,638
Barclays PLC (7.000% to 9-15-19, then 5 Year British Pound Swap Rate + 5.084%) 09/15/2019 (F)	GBP	400,000	529,214
Barclays PLC (8.000% to 12-15-20, then 5 Year Euro Swap Rate + 6.750%) 12/15/2020 (F)	EUR	300,000	373,226
BAT International Finance PLC 2.750%, 06/15/2020 (D)		$400,000	397,069
Co-operative Group Holdings 2011, Ltd. 6.875%, 07/08/2020	GBP	100,000	137,874
FCE Bank PLC 0.869%, 09/13/2021	EUR	200,000	221,449
FCE Bank PLC (3 month EURIBOR + 0.500%) 0.184%, 08/26/2020 (C)		300,000	335,204
HSBC Holdings PLC (3 month LIBOR + 0.600%) 3.240%, 05/18/2021 (C)		$300,000	299,714
HSBC Holdings PLC (3 month LIBOR + 1.000%) 3.640%, 05/18/2024 (C)		200,000	198,118
HSBC Holdings PLC (5.875% to 9-28-26, then 5 Year British Pound Swap Rate + 4.276%) 09/28/2026 (F)	GBP	200,000	266,967
Imperial Brands Finance PLC 2.950%, 07/21/2020 (D)		$200,000	198,431
Global Bond Fund (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United Kingdom (continued)
Lloyds Bank PLC 4.875%, 03/30/2027	GBP	600,000	$964,327
Lloyds Banking Group PLC (7.000% to 6-27-19, then 5 Year British Pound Swap Rate + 5.060%) 06/27/2019 (F)		1,000,000	1,334,281
Lloyds Banking Group PLC (7.625% to 6-27-23, then 5 Year British Pound Swap Rate + 5.010%) 06/27/2023 (F)		200,000	282,844
Nationwide Building Society (3.766% to 3-8-23, then 3 month LIBOR + 1.064%) 03/08/2024 (D)		$500,000	492,707
Nationwide Building Society (6.875% to 6-20-19, then 5 Year British Pound Swap Rate + 4.880%) 06/20/2019 (F)	GBP	200,000	267,445
RAC Bond Company PLC 4.870%, 05/06/2046		200,000	253,551
Reckitt Benckiser Treasury Services PLC 2.375%, 06/24/2022 (D)		$600,000	582,797
Santander UK Group Holdings PLC 2.875%, 08/05/2021		1,600,000	1,573,866
Tesco PLC 6.125%, 02/24/2022	GBP	50,000	73,149
Tesco Property Finance 6 PLC 5.411%, 07/13/2044		192,650	289,262
The Royal Bank of Scotland Group PLC 4.800%, 04/05/2026		$600,000	608,236
The Royal Bank of Scotland Group PLC (3 month LIBOR + 1.470%) 4.086%, 05/15/2023 (C)		1,300,000	1,277,486
The Royal Bank of Scotland Group PLC (7.500% to 8-10-20, then 5 Year U.S. Swap Rate + 5.800%) 08/10/2020 (F)		200,000	204,700
Virgin Media Secured Finance PLC 4.875%, 01/15/2027	GBP	300,000	389,947
Virgin Money PLC 2.250%, 04/21/2020		1,100,000	1,461,059
			14,375,686
United States - 14.7%
Ally Financial, Inc. 8.000%, 11/01/2031		$100,000	123,500
Ambac Assurance Corp. 5.100%, 06/07/2020 (D)		10,734	14,599
American Honda Finance Corp. (3 month LIBOR + 0.350%) 3.083%, 11/05/2021 (C)		100,000	99,733
American Tower Corp. 1.950%, 05/22/2026	EUR	200,000	230,130
AT&T, Inc. 1.800%, 09/05/2026		700,000	818,198
AT&T, Inc. (3 month LIBOR + 1.180%) 3.956%, 06/12/2024 (C)		$800,000	791,183
AutoNation, Inc. 5.500%, 02/01/2020		500,000	510,903
Bank of America Corp. (5.875% to 3-15-28, then 3 month LIBOR + 2.931%) 03/15/2028 (F)		300,000	293,427
BAT Capital Corp.
3.557%, 08/15/2027		200,000	182,782
4.390%, 08/15/2037		200,000	166,920

The accompanying notes are an integral part of the financial statements.	20

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
BAT Capital Corp. (3 month LIBOR + 0.590%) 3.204%, 08/14/2020 (C)		$300,000	$299,049
Bayer US Finance II LLC 4.250%, 12/15/2025 (D)		500,000	500,104
Bayer US Finance II LLC (3 month LIBOR + 1.010%) 3.798%, 12/15/2023 (C)(D)		400,000	391,511
Campbell Soup Company
3.300%, 03/15/2021		100,000	99,842
3.650%, 03/15/2023		200,000	198,719
CenterPoint Energy Resources Corp. 3.550%, 04/01/2023		100,000	100,505
CH Robinson Worldwide, Inc. 4.200%, 04/15/2028		100,000	100,684
Charter Communications Operating LLC
4.464%, 07/23/2022		800,000	820,573
6.384%, 10/23/2035		200,000	214,314
Charter Communications Operating LLC (3 month LIBOR + 1.650%) 4.386%, 02/01/2024 (C)		100,000	99,365
Citigroup, Inc. (2.876% to 7-24-22, then 3 month LIBOR + 0.950%) 07/24/2023		100,000	98,482
Conagra Brands, Inc. (3 month LIBOR + 0.500%) 3.297%, 10/09/2020 (C)		300,000	297,737
Consolidated Edison Company of New York, Inc. (3 month LIBOR + 0.400%) 3.222%, 06/25/2021 (C)		100,000	99,750
Continental Resources, Inc. 4.375%, 01/15/2028		200,000	199,074
CVS Health Corp.
3.350%, 03/09/2021		100,000	100,276
3.700%, 03/09/2023		200,000	201,228
Dell International LLC 4.420%, 06/15/2021 (D)		100,000	101,797
Discover Financial Services 4.100%, 02/09/2027		400,000	389,267
Discovery Communications LLC (3 month LIBOR + 0.710%) 3.502%, 09/20/2019 (C)		300,000	300,414
Duke Energy Corp. (3 month LIBOR + 0.500%) 3.114%, 05/14/2021 (C)(D)		500,000	500,104
EMC Corp. 2.650%, 06/01/2020		900,000	890,825
Energy Transfer Operating LP 4.150%, 10/01/2020		200,000	202,252
Energy Transfer Partners LP 5.750%, 09/01/2020		100,000	102,924
EPR Properties 4.500%, 06/01/2027		200,000	197,609
EQT Corp.
3.000%, 10/01/2022		300,000	289,593
4.875%, 11/15/2021		400,000	410,714
Equifax, Inc. (3 month LIBOR + 0.870%) 3.486%, 08/15/2021 (C)		100,000	99,283
Equinix, Inc. 2.875%, 03/15/2024	EUR	200,000	234,144
Fidelity National Information Services, Inc.
0.400%, 01/15/2021		200,000	227,933
Global Bond Fund (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Fidelity National Information Services, Inc. (continued)
1.700%, 06/30/2022	GBP	200,000	$261,127
Ford Motor Credit Company LLC (3 month EURIBOR + 0.370%) 0.054%, 12/01/2021 (C)	EUR	200,000	216,167
Ford Motor Credit Company LLC (3 month EURIBOR + 0.430%) 0.114%, 05/14/2021 (C)		100,000	109,083
GATX Corp. 2.500%, 07/30/2019		$200,000	199,520
GATX Corp. (3 month LIBOR + 0.720%) 3.453%, 11/05/2021 (C)		700,000	695,900
General Mills, Inc. 3.200%, 04/16/2021		100,000	100,256
General Motors Financial Company, Inc. 3.200%, 07/13/2020		300,000	300,124
General Motors Financial Company, Inc. (3 month LIBOR + 0.850%) 3.647%, 04/09/2021 (C)		100,000	99,014
Harley-Davidson Financial Services, Inc. (3 month LIBOR + 0.940%) 3.647%, 03/02/2021 (C)(D)		200,000	199,577
Harris Corp. (3 month LIBOR + 0.480%) 3.231%, 04/30/2020 (C)		400,000	399,952
JPMorgan Chase & Co. (3.797% to 7-23-23, then 3 month LIBOR + 0.890%) 07/23/2024		700,000	709,998
JPMorgan Chase Bank N.A. (3.086% to 4-26-20, then 3 month LIBOR + 0.350%) 04/26/2021		500,000	500,050
Kilroy Realty LP 3.450%, 12/15/2024		100,000	97,430
Kimco Realty Corp. 3.300%, 02/01/2025		200,000	194,450
Kraft Heinz Foods Company (3 month LIBOR + 0.570%) 3.267%, 02/10/2021 (C)		500,000	495,926
Masco Corp. 3.500%, 04/01/2021		200,000	200,276
McDonald's Corp. (3 month LIBOR + 0.430%) 3.195%, 10/28/2021 (C)		200,000	199,525
Morgan Stanley (3 month LIBOR + 0.550%) 3.247%, 02/10/2021 (C)		800,000	801,268
MUFG Americas Holdings Corp. 3.000%, 02/10/2025		560,000	541,609
Mylan NV 3.150%, 06/15/2021		700,000	692,023
National Rural Utilities Cooperative Finance Corp. (3 month LIBOR + 0.375%) 3.178%, 06/30/2021 (C)		500,000	499,273
Nissan Motor Acceptance Corp. 1.550%, 09/13/2019 (D)		600,000	594,926
Penske Truck Leasing Company LP 3.950%, 03/10/2025 (D)		500,000	493,060
QVC, Inc. 3.125%, 04/01/2019		400,000	399,763

The accompanying notes are an integral part of the financial statements.	21

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
S&P Global, Inc. 3.300%, 08/14/2020	$200,000	$200,632
Sempra Energy (3 month LIBOR + 0.450%) 3.238%, 03/15/2021 (C)	300,000	296,164
Spectra Energy Partners LP (3 month LIBOR + 0.700%) 3.451%, 06/05/2020 (C)	200,000	198,870
Spirit AeroSystems, Inc. (3 month LIBOR + 0.800%) 3.588%, 06/15/2021 (C)	100,000	99,329
Sprint Corp. 7.250%, 09/15/2021	200,000	211,250
Sprint Spectrum Company LLC 4.738%, 03/20/2025 (D)	200,000	200,250
The Goldman Sachs Group, Inc. (4.223% to 5-1-28, then 3 month LIBOR + 1.301%) 05/01/2029	700,000	701,403
The Southern Company 2.350%, 07/01/2021	300,000	295,540
Toyota Motor Credit Corp. (3 month LIBOR + 0.400%) 3.040%, 05/17/2022 (C)	300,000	298,663
Tyson Foods, Inc. 2.250%, 08/23/2021	100,000	97,505
United Technologies Corp. 3.350%, 08/16/2021	200,000	201,882
Verizon Communications, Inc.
2.625%, 08/15/2026	200,000	186,638
4.329%, 09/21/2028	595,000	615,699
Volkswagen Group of America Finance LLC
3.875%, 11/13/2020 (D)	200,000	202,130
4.000%, 11/12/2021 (D)	300,000	303,827
Volkswagen Group of America Finance LLC (3 month LIBOR + 0.940%) 3.638%, 11/12/2021 (C)(D)	300,000	300,160
WEA Finance LLC 3.750%, 09/17/2024 (D)	300,000	300,385
Wells Fargo & Company
2.625%, 07/22/2022	500,000	490,418
3.000%, 02/19/2025	300,000	292,781
WRKCo, Inc. 3.750%, 03/15/2025	100,000	98,087
		25,591,357
Virgin Islands, British - 0.2%
CNPC General Capital, Ltd. 2.750%, 05/14/2019	400,000	399,720
TOTAL CORPORATE BONDS (Cost $85,358,870)		$84,609,996
MUNICIPAL BONDS - 1.3%
United States - 1.3%
American Municipal Power, Inc. (Ohio) 7.334%, 02/15/2028	600,000	749,640
State of California (1 month LIBOR + 0.780%) 3.294%, 04/01/2047 (C)	1,500,000	1,506,705
TOTAL MUNICIPAL BONDS (Cost $2,274,126)		$2,256,345
Global Bond Fund (continued)
		Shares or Principal Amount	Value
TERM LOANS (G) - 0.2%
United States - 0.2%
CenturyLink, Inc., 2017 Term Loan B (1 month LIBOR + 2.750%), 5.243%, 01/31/2025		$297,000	$292,230
TOTAL TERM LOANS (Cost $295,820)			$292,230
COLLATERALIZED MORTGAGE OBLIGATIONS - 19.2%
Commercial and residential - 18.8%
Adjustable Rate Mortgage Trust, Series 2005-5, Class 2A1, 4.160%, 09/25/2035 (H)		29,476	27,495
American Home Mortgage Investment Trust, Series 2004-3, Class 5A (12 month LIBOR + 1.500%), 4.243%, 10/25/2034 (C)		13,654	13,610
Banc of America Funding Corp.
Series 2006-A, Class 1A1, 4.678%, 02/20/2036 (H)		175,989	173,921
Series 2006-J, Class 4A1, 4.631%, 01/20/2047 (H)		42,790	40,769
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-5, Class 1A2, 4.159%, 08/25/2033 (H)		12,024	11,847
Series 2003-7, Class 6A, 4.501%, 10/25/2033 (H)		22,898	23,096
Series 2003-9, Class 2A1, 4.678%, 02/25/2034 (H)		4,529	4,607
Series 2004-2, Class 22A, 4.271%, 05/25/2034 (H)		47,119	46,004
Series 2004-2, Class 23A, 3.124%, 05/25/2034 (H)		23,062	21,052
Series 2005-4, Class 3A1, 4.181%, 08/25/2035 (H)		127,292	117,660
Bear Stearns ALT-A Trust
Series 2005-7, Class 22A1, 4.310%, 09/25/2035 (H)		515,592	424,305
Series 2005-9, Class 24A1, 4.114%, 11/25/2035 (H)		280,379	242,714
Series 2006-8, Class 3A1 (1 month LIBOR + 0.160%), 2.670%, 02/25/2034 (C)		27,575	27,445
Bear Stearns Structured Products, Inc. Trust, Series 2007-R6, Class 1A1, 4.111%, 01/26/2036 (H)		304,870	272,901
BellaVista Mortgage Trust, Series 2005-2, Class 2A1 (1 month LIBOR + 0.250%), 2.756%, 05/20/2045 (C)		226,177	167,199
Business Mortgage Finance PLC, Series 7X, Class A1 (3 month GBP LIBOR + 2.000%), 2.887%, 02/15/2041 (C)	GBP	404,022	528,590
Chase Mortgage Finance Trust, Series 2007-A2, Class 7A1, 3.628%, 07/25/2037 (H)		$30,747	27,176
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class A1A (1 Year CMT + 2.400%), 4.490%, 05/25/2035 (C)		49,552	49,850
Series 2005-11, Class A2A (1 Year CMT + 2.400%), 4.820%, 10/25/2035 (C)		187,913	190,376
Series 2005-6, Class A1R (1 Year CMT + 2.100%), 4.680%, 09/25/2035 (C)		79,387	80,478

The accompanying notes are an integral part of the financial statements.	22

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Citigroup Mortgage Loan Trust, Inc. (continued)
Series 2005-7, Class 1A2, 4.156%, 09/25/2035 (H)	$746,106	$682,496
Countrywide Alternative Loan Trust
Series 2005-21CB, Class A3, 5.250%, 06/25/2035	45,193	41,559
Series 2005-45, Class 2A1 (12 month Treasury Average Index + 2.050%), 4.302%, 10/20/2035 (C)	868,250	660,731
Series 2005-56, Class 2A2 (12 month Treasury Average Index + 2.040%), 4.292%, 11/25/2035 (C)	34,868	32,587
Series 2005-56, Class 2A3 (12 month Treasury Average Index + 1.500%), 3.752%, 11/25/2035 (C)	34,844	31,566
Series 2006-OA19, Class A1 (1 month LIBOR + 0.180%), 2.683%, 02/20/2047 (C)	895,000	722,813
Series 2006-OA2, Class A5 (1 month LIBOR + 0.230%), 2.715%, 05/20/2046 (C)	2,311,956	1,879,672
Series 2007-11T1, Class A12 (1 month LIBOR + 0.350%), 2.860%, 05/25/2037 (C)	153,913	80,637
Series 2007-16CB, Class 5A1, 6.250%, 08/25/2037	77,032	62,970
Series 2006-OA1, Class 2A1 (1 month LIBOR + 0.210%), 2.695%, 03/20/2046 (C)	535,006	484,360
Countrywide Home Loan Mortgage Pass Through Trust
Series 2004-12, Class 11A1, 3.908%, 08/25/2034 (H)	13,552	12,758
Series 2004-22, Class A3, 4.285%, 11/25/2034 (H)	60,608	60,184
Series 2005-R2, Class 1AF1 (1 month LIBOR + 0.340%), 2.850%, 06/25/2035 (C)(D)	110,005	106,159
Series 2004-12, Class 12A1, 4.128%, 08/25/2034 (H)	78,967	78,105
Series 2004-25, Class 1A1 (1 month LIBOR + 0.660%), 3.170%, 02/25/2035 (C)	77,711	78,362
Series 2004-25, Class 2A1 (1 month LIBOR + 0.680%), 3.190%, 02/25/2035 (C)	89,887	88,229
Series 2005-HYB9, Class 5A1 (12 month LIBOR + 1.750%), 4.667%, 02/20/2036 (C)	193,280	175,337
Series 2005-HYB9, Class 3A2A (12 month LIBOR + 1.750%), 4.592%, 02/20/2036 (C)	103,867	90,075
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR18, Class 2A3, 4.011%, 07/25/2033 (H)	3,495	3,500
Deutsche ALT-A Securities Mortgage Loan Trust, Series 2007-OA4, Class 3A1 (1 month LIBOR + 0.190%), 2.700%, 08/25/2047 (C)	1,224,270	1,104,863
Global Bond Fund (continued)
		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Eurosail PLC, Series 2006-1X, Class A2C (3 month GBP LIBOR + 0.160%), 1.067%, 06/10/2044 (C)	GBP	481,085	$634,201
Eurosail-UK PLC
Series 2007-3A, Class A3C (3 month GBP LIBOR + 0.950%), 1.850%, 06/13/2045 (C)(D)		821,037	1,075,345
Series 2007-3X, Class A3C (3 month GBP LIBOR + 0.950%), 1.850%, 06/13/2045 (C)		762,392	998,535
First Flexible PLC, Series 7, Class A (3 month GBP LIBOR + 0.240%), 1.146%, 09/15/2033 (C)		44,125	58,048
First Horizon Mortgage Pass Through Trust, Series 2005-AR3, Class 2A1, 4.261%, 08/25/2035 (H)		$19,988	16,503
GMACM Mortgage Loan Trust, Series 2004-AR1, Class 22A1, 4.325%, 06/25/2034 (H)		5,040	4,988
Great Hall Mortgages PLC
Series 2006-1, Class A2B (Greater of 3 month EURIBOR + 0.150% or 0.000%), 0.000%, 06/18/2038 (C)	EUR	669,230	743,828
Series 2007-1, Class A2B (Greater of 3 month EURIBOR + 0.130% or 0.000%), 0.000%, 03/18/2039 (C)		767,317	854,667
Greenpoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1, 4.855%, 10/25/2033 (H)		$2,880	2,870
GS Mortgage Securities Trust, Series 2012-GCJ9, Class XA IO, 1.960%, 11/10/2045		2,536,720	149,114
GSR Mortgage Loan Trust, Series 2003-1, Class A2 (1 Year CMT + 1.750%), 3.830%, 03/25/2033 (C)		18,910	18,779
HarborView Mortgage Loan Trust, Series 2005-4, Class 3A1, 4.096%, 07/19/2035 (H)		12,374	11,618
IndyMac Index Mortgage Loan Trust
Series 2004-AR11, Class 2A, 4.276%, 12/25/2034 (H)		17,263	17,217
Series 2006-AR4, Class A1A (1 month LIBOR + 0.210%), 2.720%, 05/25/2046 (C)		1,133,458	1,079,122
JPMorgan Alternative Loan Trust
Series 2005-A2, Class 2A1, 4.318%, 12/25/2035 (H)		816,310	709,619
Series 2006-A6, Class 2A1, 5.500%, 11/25/2036 (H)		2,168	1,480
JPMorgan Mortgage Trust
Series 2003-A2, Class 3A1, 4.115%, 11/25/2033 (H)		25,984	26,263
Series 2006-A1, Class 3A2, 4.283%, 02/25/2036 (H)		237,488	197,044
Series 2007-A1, Class 5A6, 4.517%, 07/25/2035 (H)		80,243	79,666

The accompanying notes are an integral part of the financial statements.	23

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Ludgate Funding PLC
Series 2006-1X, Class A2A (3 month GBP LIBOR + 0.190%), 1.086%, 12/01/2060 (C)	GBP	760,723	$951,463
Series 2008-W1X, Class A1 (3 month GBP LIBOR + 0.600%), 1.510%, 01/01/2061 (C)		1,171,679	1,500,521
Merrill Lynch Mortgage Investors Trust
Series 2003-A2, Class 1A1, 4.362%, 02/25/2033 (H)		$40,019	39,241
Series 2003-C, Class A1 (1 month LIBOR + 0.660%), 3.170%, 06/25/2028 (C)		119,607	118,196
Morgan Stanley Mortgage Loan Trust, Series 2006-2, Class 4A, 6.000%, 02/25/2036		525,564	533,826
MRFC Mortgage Pass Through Trust, Series 2000-TBC3, Class A1 (1 month LIBOR + 0.440%), 2.929%, 12/15/2030 (C)		142,662	137,918
NCUA Guaranteed Notes Trust
Series 2010-R1, Class 1A (1 month LIBOR + 0.450%), 2.963%, 10/07/2020 (C)		684,332	685,379
Series 2010-R2, Class 2A (1 month LIBOR + 0.470%), 2.983%, 11/05/2020 (C)		6,621,806	6,627,567
Real Estate Asset Liquidity Trust, Series 2018-1A, Class A1, 3.072%, 08/12/2053 (D)	CAD	281,176	214,392
Residential Accredit Loans Trust
Series 2007-QO2, Class A1 (1 month LIBOR + 0.150%), 2.660%, 02/25/2047 (C)		$218,816	124,220
Series 2007-QS1, Class 1A1, 6.000%, 01/25/2037		604,063	555,863
Series 2006-QO3, Class A1 (1 month LIBOR + 0.210%), 2.720%, 04/25/2046 (C)		667,941	307,721
Residential Asset Securitization Trust, Series 2006-R1, Class A2 (1 month LIBOR + 0.400%), 2.910%, 01/25/2046 (C)		238,297	113,847
Residential Funding Mortgage Securities Trust, Series 2005-SA4, Class 1A21, 4.442%, 09/25/2035 (H)		60,338	49,839
RMAC Securities PLC, Series 2006-NS1X, Class A2A (3 month GBP LIBOR + 0.150%), 1.053%, 06/12/2044 (C)	GBP	548,374	681,635
Sequoia Mortgage Trust, Series 5, Class A (1 month LIBOR + 0.700%), 3.203%, 10/19/2026 (C)		$27,802	27,924
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-1, Class 4A1, 4.378%, 02/25/2034 (H)		36,888	36,579
Series 2004-1, Class 4A2, 4.378%, 02/25/2034 (H)		202,883	202,910
Series 2004-12, Class 7A1, 4.413%, 09/25/2034 (H)		41,544	42,087
Global Bond Fund (continued)
		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Structured Adjustable Rate Mortgage Loan Trust (continued)
Series 2004-19, Class 2A1 (12 month Treasury Average Index + 1.400%), 3.652%, 01/25/2035 (C)		$279,892	$265,200
Series 2004-4, Class 3A2, 4.402%, 04/25/2034 (H)		60,777	62,265
Structured Asset Mortgage Investments II Trust, Series 2006-AR3, Class 12A1 (1 month LIBOR + 0.220%), 2.730%, 05/25/2036 (C)		756,758	686,136
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-RF4, Class 1A1 (1 month LIBOR + 0.290%), 2.800%, 10/25/2036 (C)(D)		287,821	256,294
SWAN Trust, Series 2010-1, Class A (1 month BBSW + 1.300%), 3.325%, 04/25/2041 (C)	AUD	298,962	212,104
Thornburg Mortgage Securities Trust
Series 2007-3, Class 2A1 (12 month LIBOR + 1.250%), 4.285%, 06/25/2047 (C)		$87,428	81,673
Series 2007-3, Class 3A1 (12 month LIBOR + 1.250%), 4.285%, 06/25/2047 (C)		193,851	177,176
Series 2007-3, Class 4A1 (12 month LIBOR + 1.250%), 4.285%, 06/25/2047 (C)		73,124	65,844
Uropa Securities PLC
Series 2008-1, Class A (3 month GBP LIBOR + 0.200%), 1.107%, 06/10/2059 (C)	GBP	250,071	316,677
Series 2008-1, Class B (3 month GBP LIBOR + 0.750%), 1.657%, 06/10/2059 (C)		47,800	58,471
Series 2008-1, Class M1 (3 month GBP LIBOR + 0.350%), 1.257%, 06/10/2059 (C)		57,663	71,467
Series 2008-1, Class M2 (3 month GBP LIBOR + 0.550%), 1.457%, 06/10/2059 (C)		45,524	56,306
WaMu Mortgage Pass-Through Certificates
Series 2002-AR17, Class 1A (12 month Treasury Average Index + 1.200%), 3.452%, 11/25/2042 (C)		$110,787	106,015
Series 2003-AR5, Class A7, 4.084%, 06/25/2033 (H)		18,849	19,044
Series 2005-AR13, Class A1A1 (1 month LIBOR + 0.290%), 2.800%, 10/25/2045 (C)		52,612	52,020
Series 2005-AR2, Class 2A1A (1 month LIBOR + 0.310%), 2.820%, 01/25/2045 (C)		82,314	82,253
Series 2006-AR10, Class 2A1, 3.973%, 09/25/2036 (H)		84,763	84,156
Series 2006-AR13, Class 2A (COFI + 1.500%), 2.579%, 10/25/2046 (C)		1,030,391	981,058

The accompanying notes are an integral part of the financial statements.	24

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
WaMu Mortgage Pass-Through Certificates (continued)
Series 2006-AR17, Class 1A1A (12 month Treasury Average Index + 0.810%), 2.967%, 12/25/2046 (C)		$168,630	$165,875
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR5, Class 3A (12 month Treasury Average Index + 0.940%), 3.192%, 07/25/2046 (C)		142,072	102,597
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class 1A1, 5.750%, 07/25/2037		102,115	94,826
Wells Fargo Mortgage Backed Securities Trust
Series 2004-S, Class A1, 4.613%, 09/25/2034 (H)		28,798	29,533
Series 2007-1, Class A4, 5.750%, 02/25/2037		29,938	28,043
			32,653,126
U.S. Government Agency - 0.4%
Federal Home Loan Mortgage Corp.
Series 4579, Class SD IO, 1.471%, 01/15/2038		529,426	28,652
Series T-63, Class 1A1 (12 month Treasury Average Index + 1.200%), 3.237%, 02/25/2045 (C)		79,619	79,670
Federal National Mortgage Association
Series 2003-W6, Class F (1 month LIBOR + 0.350%), 2.856%, 09/25/2042 (C)		164,063	163,284
Series 2004-W2, Class 5AF (1 month LIBOR + 0.350%), 2.860%, 03/25/2044 (C)		64,865	64,825
Series 2006-15, Class FC (1 month LIBOR + 0.130%), 2.640%, 03/25/2036 (C)		70,796	70,293
Series 2006-48, Class TF (1 month LIBOR + 0.400%), 2.910%, 06/25/2036 (C)		35,232	35,281
Series 2006-5, Class 3A2, 4.129%, 05/25/2035 (H)		85,034	89,289
Series 2010-46, Class WF (1 month LIBOR + 0.750%), 3.260%, 05/25/2040 (C)		134,823	137,162
			668,456
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $34,194,188)			$33,321,582
ASSET BACKED SECURITIES - 7.7%
Bavarian Sky Europe SA, Series CH2, Class A (1 month EURIBOR + 0.400%) 0.033%, 07/15/2026 (C)	EUR	400,000	455,051
CVC Cordatus Loan Fund IV, Ltd., Series 4A, Class AR (6 month EURIBOR + 0.780%) 0.780%, 01/24/2028 (C)(D)		900,000	1,023,704
CVC Cordatus Loan Fund IV, Ltd., Series 4A, Class ARR (3 month EURIBOR + 0.970%) 0.662%, 04/22/2030 (C)(D)		900,000	1,023,704
Global Bond Fund (continued)
		Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Driver Multi-Compartment SA, Series 14, Class A (1 month EURIBOR + 0.400%) 0.032%, 02/21/2026 (C)		224,564	$255,705
Evans Grove CLO, Ltd., Series 2018-1A, Class A1 (3 month LIBOR + 0.920%) 3.627%, 05/28/2028 (C)(D)		$200,000	198,071
Flagship VII, Ltd., Series 2013-7A, Class A1R (3 month LIBOR + 1.120%) 3.881%, 01/20/2026 (C)(D)		717,057	717,030
Holland Park CLO DAC, Series 1A, Class A1R (3 month EURIBOR + 0.930%) 0.614%, 05/14/2027 (C)(D)	EUR	949,266	1,078,970
LCM XX LP, Series 2020-A, Class AR (3 month LIBOR + 1.040%) 3.801%, 10/20/2027 (C)(D)		$700,000	697,659
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1 (1 month LIBOR + 0.560%) 3.070%, 10/25/2034 (C)		134,514	130,506
New Century Home Equity Loan Trust, Series 2001-NC1, Class M3 3.784%, 06/20/2031 (H)		1,962,205	1,781,335
Palmer Square Loan Funding, Ltd., Series 2018-4A, Class A1 (3 month LIBOR + 0.900%) 3.150%, 11/15/2026 (C)(D)		684,196	681,036
RAMP Trust, Series 2005-NC1, Class AI4 (1 month LIBOR + 0.340%) 2.850%, 12/25/2035 (C)		926,858	778,996
Red & Black Auto Germany 4 UG haftungsbeschrankt, Series 4, Class A (1 month EURIBOR + 0.500%) 0.133%, 09/15/2025 (C)	EUR	173,513	197,768
SACO I Trust, Series 2005-10, Class 1A (1 month LIBOR + 0.520%) 3.030%, 06/25/2036 (C)		$48,724	45,364
SC Germany Auto UG haftungsbeschraenkt, Series 2017-1, Class A (1 month EURIBOR + 0.400%) 0.032%, 12/13/2026 (C)	EUR	197,087	224,522
Sudbury Mill CLO, Ltd., Series 2013-1A, Class A1R (3 month LIBOR + 1.150%) 3.923%, 01/17/2026 (C)(D)		$1,839,832	1,839,788
Terwin Mortgage Trust, Series 2003-6HE, Class A1 (1 month LIBOR + 0.940%) 3.450%, 11/25/2033 (C)		14,892	14,236
Toro European CLO DAC, Series 2A, Class AR (3 month EURIBOR + 0.900%) 0.900%, 10/15/2030 (C)(D)	EUR	700,000	795,560
Tralee CLO V, Ltd., Series 2018-5A, Class A1 (3 month LIBOR + 1.110%) 3.869%, 10/20/2028 (C)(D)		$700,000	692,429

The accompanying notes are an integral part of the financial statements.	25

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Venture XVII CLO, Ltd., Series 2014-17A, Class ARR (3 month LIBOR + 0.880%) 3.667%, 04/15/2027 (C)(D)	$100,000	$99,025
Zais CLO 1, Ltd., Series 2014-1A, Class A1AR (3 month LIBOR + 1.150%) 3.937%, 04/15/2028 (C)(D)	700,000	697,760
TOTAL ASSET BACKED SECURITIES (Cost $13,441,810)		$13,428,219
COMMON STOCKS - 0.0%
United States - 0.0%
Rescap Liquidating Trust (I)	3,662	7,690
TOTAL COMMON STOCKS (Cost $858)		$7,690
PREFERRED SECURITIES - 0.1%
United Kingdom - 0.1%
Nationwide Building Society, 10.250% (C)	1,020	193,461
TOTAL PREFERRED SECURITIES (Cost $215,658)		$193,461
ESCROW SHARES - 0.1%
United States - 0.1%
Lehman Brothers Holdings, Inc.
5.625%, 01/24/2013 (I)	$3,600,000	70,200
6.875%, 05/02/2018 (I)	4,200,000	84,000
TOTAL ESCROW SHARES (Cost $0)		$154,200
PURCHASED OPTIONS - 0.0%
Calls - 0.0%
Over the Counter Option on the EUR vs. USD (Expiration Date: 4-2-19; Strike Price: EUR 1.21; Counterparty: HSBC Bank USA) (I)(J)	9,000,000	1,024
Over the Counter Option on the EUR vs. USD (Expiration Date: 6-24-21; Strike Price: EUR 1.29; Counterparty: Morgan Stanley Bank N.A.) (I)(J)	230,000	5,928
Over the Counter Option on the EUR vs. USD (Expiration Date: 9-22-21; Strike Price: EUR 1.31; Counterparty: Barclays Bank PLC) (I)(J)	200,000	5,378
Over the Counter Option on the USD vs. INR (Expiration Date: 10-16-19; Strike Price: $82.00; Counterparty: HSBC Bank USA) (I)(J)	3,100,000	10,971
Over the Counter Option on the USD vs. INR (Expiration Date: 10-16-19; Strike Price: $82.00; Counterparty: HSBC Bank USA) (I)(J)	900,000	3,185
Over the Counter Option on the USD vs. JPY (Expiration Date: 4-2-19; Strike Price: $117.00; Counterparty: HSBC Bank USA) (I)(J)	10,000,000	1,000
		27,486
Puts - 0.0%
Exchange Traded Option on 10-Year U.S. Treasury Note Futures (Expiration Date: 5-24-19; Strike Price: $112.00; Notional Amount: 3,000) (I)	3	34
Global Bond Fund (continued)
		Shares or Principal Amount	Value
PURCHASED OPTIONS (continued)
Puts (continued)
Exchange Traded Option on 10-Year U.S. Treasury Note Futures (Expiration Date: 5-24-19; Strike Price: $112.50; Notional Amount: 150,000) (I)		150	$1,697
Exchange Traded Option on 5-Year U.S. Treasury Note Futures (Expiration Date: 5-24-19; Strike Price: $108.50; Notional Amount: 6,000) (I)		6	70
Exchange Traded Option on 5-Year U.S. Treasury Note Futures (Expiration Date: 5-24-19; Strike Price: $108.70; Notional Amount: 275,000) (I)		275	3,223
Exchange Traded Option on U.S. Ultra Bond Futures (Expiration Date: 5-24-19; Strike Price: $125.00; Notional Amount: 28,000) (I)		28	0
Over the Counter Option on the EUR vs. USD (Expiration Date: 6-24-21; Strike Price: EUR 1.29; Counterparty: Morgan Stanley Bank N.A.) (I)(J)		230,000	22,015
Over the Counter Option on the EUR vs. USD (Expiration Date: 9-22-21; Strike Price: EUR 1.31; Counterparty: Barclays Bank PLC) (I)(J)		200,000	21,003
			48,042
TOTAL PURCHASED OPTIONS (Cost $91,919)			$75,528
SHORT-TERM INVESTMENTS - 3.0%
Repurchase agreement - 3.0%
BNP Paribas SA Tri-Party Repurchase Agreement dated 10-18-18 at -0.600% to be repurchased at $1,598,887 on 3-1-19, collateralized by EUR 1,400,000 Kingdom of Spain, 1.450% due 10-31-27 (valued at $1,647,346, including interest)	EUR	1,408,824	1,602,466
Repurchase Agreement with Merrill Lynch & Company, Inc. dated 2-8-19 at 1.710% to be repurchased at $1,646,234 on 3-7-19, collateralized by CAD 1,900,000 Government of Canada, 2.750% due 12-1-48 (valued at $1,621,414, including interest)	CAD	2,163,625	1,644,154
Repurchase Agreement with State Street Corp. dated 2-28-19 at 1.300% to be repurchased at $1,931,070 on 3-1-19, collateralized by $1,970,000 U.S. Treasury Notes, 2.500% due 2-28-21 (valued at $1,970,000, including interest)		$1,931,000	1,931,000
			5,177,620
TOTAL SHORT-TERM INVESTMENTS (Cost $5,189,073)			$5,177,620
Total Investments (Global Bond Fund) (Cost $241,017,478) - 137.3%			$238,519,243
Other assets and liabilities, net - (37.3%)			(64,831,514)
TOTAL NET ASSETS - 100.0%			$173,687,729

The accompanying notes are an integral part of the financial statements.	26

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or Principal Amount	Value
SALE COMMITMENTS OUTSTANDING - (0.2%)
U.S. Government Agency - (0.2)%
Federal National Mortgage Association 4.500%, TBA (B)		$(300,000)	$(310,225)
TOTAL SALE COMMITMENTS OUTSTANDING (Cost $(310,699))			$(310,225)
SECURITIES SOLD SHORT - (0.9%)
Foreign government - (0.9)%
Government of Canada 2.750%, 12/01/2048	CAD	(1,900,000)	(1,621,414)
TOTAL SECURITIES SOLD SHORT (Cost $(1,640,993))			$(1,621,414)
Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
INR	Indian Rupee
JPY	Japanese Yen
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
SEK	Swedish Krona
Security Abbreviations and Legend
BBSW	Bank Bill Swap Rate
CMT	Constant Maturity Treasury
COFI	11th Federal Home Loan Bank District Cost of Funds Index
Global Bond Fund (continued)
CPI	Consumer Price Index
EURIBOR	Euro Interbank Offered Rate
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $36,975,076 or 21.3% of the fund's net assets as of 2-28-19.
(E)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(I)	Non-income producing security.
(J)	For this type of option, notional amounts are equivalent to number of contracts.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Australian Treasury Bond Futures	17	Long	Mar 2019	$1,595,851	$1,628,107	$32,256
10-Year Japan Government Bond Futures	3	Long	Mar 2019	4,087,571	4,110,887	23,316
10-Year U.S. Treasury Note Futures	95	Long	Jun 2019	11,651,730	11,590,000	(61,730)
3-Month Sterling Futures	206	Long	Sep 2019	33,762,024	33,827,338	65,314
3-Year Australian Treasury Bond Futures	79	Long	Mar 2019	6,265,710	6,317,145	51,435
5-Year U.S. Treasury Note Futures	196	Long	Jun 2019	22,488,192	22,454,250	(33,942)
Euro SCHATZ Futures	6	Long	Mar 2019	763,707	763,103	(604)
Euro-BTP Italian Government Bond Futures	6	Long	Mar 2019	875,262	875,199	(63)
Euro-Buxl Futures	9	Long	Mar 2019	1,807,258	1,884,026	76,768
Eurodollar Futures	206	Long	Mar 2019	50,074,509	50,161,006	86,497
German Euro BOBL Futures	36	Long	Mar 2019	5,416,320	5,434,642	18,322
Ultra U.S. Treasury Bond Futures	20	Long	Jun 2019	3,249,715	3,191,875	(57,840)
3-Month Sterling Futures	206	Short	Sep 2020	(33,671,433)	(33,757,323)	(85,890)
Euro-BTP Italian Government Bond Futures	27	Short	Jun 2019	(3,895,533)	(3,881,887)	13,646
Eurodollar Futures	175	Short	Dec 2019	(42,498,526)	(42,595,000)	(96,474)
Eurodollar Futures	31	Short	Mar 2020	(7,551,233)	(7,550,825)	408
Euro-OAT Futures	89	Short	Jun 2019	(16,079,045)	(16,012,023)	67,022
German Euro BUND Futures	18	Short	Mar 2019	(3,371,963)	(3,384,572)	(12,609)
U.K. Long Gilt Bond Futures	63	Short	Jun 2019	(10,629,352)	(10,511,016)	118,336
						$204,168

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
The accompanying notes are an integral part of the financial statements.	27

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	1,717,000	USD	1,247,471	BNP Paribas SA	3/5/2019	—	($29,490)
AUD	1,418,000	USD	1,001,687	JPMorgan Chase Bank N.A.	3/5/2019	$4,194	—
AUD	1,380,000	USD	988,612	HSBC Bank USA	5/15/2019	—	(8,619)
BRL	1,855,979	USD	496,450	JPMorgan Chase Bank N.A.	3/6/2019	—	(2,333)
BRL	1,855,979	USD	489,911	Morgan Stanley and Company International PLC	3/6/2019	4,206	—
BRL	1,855,979	USD	492,746	JPMorgan Chase Bank N.A.	4/2/2019	458	—
CAD	7,973,000	USD	6,016,945	Bank of America, N.A.	3/4/2019	42,210	—
CAD	1,657,000	USD	1,264,133	Citibank N.A.	3/4/2019	—	(4,880)
CAD	2,931,000	USD	2,226,451	HSBC Bank USA	3/5/2019	1,039	—
CAD	4,496,000	USD	3,407,287	HSBC Bank USA	4/2/2019	11,957	—
CHF	1,718,000	USD	1,724,549	JPMorgan Chase Bank N.A.	3/5/2019	—	(3,031)
CHF	251,000	USD	251,106	Morgan Stanley and Company International PLC	3/5/2019	407	—
CHF	1,451,000	USD	1,453,309	Bank of America, N.A.	5/15/2019	10,369	—
CLP	22,009,350	USD	33,626	Barclays Bank PLC Wholesale	4/10/2019	—	(71)
CNY	10,587,980	USD	1,538,645	BNP Paribas SA	4/15/2019	41,454	—
CNY	5,716,934	USD	830,950	Morgan Stanley and Company International PLC	4/15/2019	22,218	—
CNY	6,843,714	USD	992,512	Standard Chartered Bank London	4/15/2019	28,811	—
CNY	3,059,000	USD	446,524	BNP Paribas SA	7/12/2019	9,927	—
CNY	3,059,000	USD	446,068	Citibank N.A.	7/12/2019	10,382	—
CNY	22,033,802	USD	3,210,423	HSBC Bank USA	7/12/2019	77,361	—
COP	5,802,779,960	USD	1,858,882	Citibank N.A.	6/11/2019	16,307	—
COP	1,451,270,560	USD	460,000	Royal Bank of Canada	6/11/2019	8,983	—
CZK	5,746,991	USD	252,366	Standard Chartered Bank London	5/20/2019	3,224	—
DKK	1,805,000	USD	278,586	JPMorgan Chase Bank N.A.	4/1/2019	—	(2,712)
EUR	1,170,784	RON	5,693,282	Bank of America, N.A.	7/26/2019	—	(10,470)
EUR	113,000	SEK	1,163,769	Deutsche Bank AG London	4/23/2019	2,574	—
EUR	155,000	SEK	1,610,528	Natwest Markets PLC	4/23/2019	1,987	—
EUR	4,000	USD	4,541	BNP Paribas SA	3/5/2019	9	—
EUR	418,000	USD	472,249	Goldman Sachs Bank USA	3/5/2019	3,245	—
EUR	1,308,000	USD	1,498,032	Barclays Bank PLC Wholesale	5/15/2019	—	(1,251)
EUR	23,840,500	USD	27,089,340	JPMorgan Chase Bank N.A.	5/15/2019	192,002	—
EUR	580,000	USD	700,234	HSBC Bank USA	5/28/2019	—	(35,804)
EUR	12,274,000	USD	14,312,561	Citibank N.A.	6/19/2019	—	(226,002)
EUR	16,000	USD	20,456	Morgan Stanley and Company International PLC	6/28/2021	—	(1,005)
GBP	1,378,000	USD	1,785,432	Bank of America, N.A.	3/4/2019	42,278	—
GBP	5,199,000	USD	6,838,957	Citibank N.A.	3/4/2019	56,734	—
GBP	192,000	USD	248,306	Bank of America, N.A.	3/5/2019	6,366	—
GBP	1,143,000	USD	1,471,433	JPMorgan Chase Bank N.A.	3/5/2019	44,661	—
HUF	69,912,000	USD	248,536	Goldman Sachs Bank USA	3/8/2019	3,392	—
HUF	69,912,000	USD	254,013	JPMorgan Chase Bank N.A.	7/11/2019	113	—
IDR	3,542,750,000	USD	250,000	BNP Paribas SA	3/20/2019	—	(185)
IDR	10,578,416,840	USD	719,620	Goldman Sachs Bank USA	3/20/2019	26,311	—
IDR	3,002,420,000	USD	214,000	JPMorgan Chase Bank N.A.	3/20/2019	—	(2,286)
IDR	3,752,930,000	USD	265,000	Nomura Global Financial Products, Inc.	3/20/2019	—	(364)
IDR	5,493,880,000	USD	392,000	Standard Chartered Bank London	3/20/2019	—	(4,602)
IDR	26,370,396,840	USD	1,847,572	Standard Chartered Bank London	6/19/2019	—	(12,004)
ILS	1,430,321	USD	394,982	Bank of America, N.A.	3/7/2019	—	(277)
INR	102,653,123	USD	1,439,251	BNP Paribas SA	3/20/2019	7,041	—
INR	44,554,440	USD	620,000	HSBC Bank USA	6/19/2019	71	—
INR	69,831,620	USD	949,000	HSBC Bank USA	10/18/2019	9,204	—
JPY	81,868,000	USD	738,880	Citibank N.A.	3/5/2019	—	(4,352)
JPY	53,978,000	USD	488,605	Goldman Sachs Bank USA	3/5/2019	—	(4,310)
JPY	27,324,000	USD	247,995	JPMorgan Chase Bank N.A.	3/5/2019	—	(2,841)
JPY	3,857,000,000	USD	35,147,319	JPMorgan Chase Bank N.A.	5/15/2019	—	(346,793)
KRW	148,973,300	USD	133,000	BNP Paribas SA	3/20/2019	—	(588)
KRW	126,557,951	USD	112,923	Citibank N.A.	3/20/2019	—	(434)
KRW	592,162,600	USD	529,000	HSBC Bank USA	3/20/2019	—	(2,668)
KRW	1,145,785,500	USD	1,026,000	Citibank N.A.	3/27/2019	—	(7,403)
KRW	813,351,934	USD	729,000	Goldman Sachs Bank USA	3/27/2019	—	(5,935)
KRW	314,158,000	USD	281,000	Standard Chartered Bank London	3/27/2019	—	(1,715)
KRW	74,912,057	USD	67,000	Goldman Sachs Bank USA	3/29/2019	—	(400)
KRW	157,186,800	USD	141,000	HSBC Bank USA	3/29/2019	—	(1,254)
KRW	158,890,900	USD	142,000	Nomura Global Financial Products, Inc.	3/29/2019	—	(739)
KRW	358,800,000	USD	320,000	Barclays Bank PLC Wholesale	4/5/2019	—	(953)
KRW	224,800,000	USD	200,000	Nomura Global Financial Products, Inc.	4/5/2019	—	(107)
MXN	31,475,000	USD	1,614,351	Barclays Bank PLC Wholesale	3/11/2019	16,216	—
MXN	9,516,000	USD	496,271	Citibank N.A.	3/11/2019	—	(3,293)
The accompanying notes are an integral part of the financial statements.	28

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
MXN	6,736,399	USD	314,000	Deutsche Bank AG London	3/14/2019	$34,818	—
MXN	2,757,300	USD	140,000	HSBC Bank USA	3/14/2019	2,776	—
MXN	85,918,763	USD	4,445,760	JPMorgan Chase Bank N.A.	4/15/2019	—	($18,630)
MXN	9,493,699	USD	482,036	BNP Paribas SA	6/26/2019	1,933	—
MXN	82,649,763	USD	4,245,046	Citibank N.A.	6/26/2019	—	(31,732)
MXN	9,516,000	USD	485,270	BNP Paribas SA	8/14/2019	—	(3,733)
MYR	3,433,335	USD	819,803	Goldman Sachs Bank USA	3/20/2019	21,997	—
MYR	2,924,352	USD	719,044	Goldman Sachs Bank USA	6/19/2019	—	(3,020)
NOK	10,503,000	USD	1,240,385	Citibank N.A.	3/5/2019	—	(12,862)
NOK	12,779,000	USD	1,485,711	Morgan Stanley and Company International PLC	3/5/2019	7,817	—
NOK	12,080,000	USD	1,401,081	JPMorgan Chase Bank N.A.	5/15/2019	14,879	—
NZD	2,766,000	USD	1,900,983	Standard Chartered Bank London	3/4/2019	—	(17,338)
NZD	346,000	USD	238,278	Goldman Sachs Bank USA	3/5/2019	—	(2,647)
NZD	397,000	USD	267,353	JPMorgan Chase Bank N.A.	3/5/2019	3,010	—
NZD	1,434,000	USD	987,365	Morgan Stanley and Company International PLC	3/5/2019	—	(10,789)
PEN	5,849	USD	1,754	Citibank N.A.	4/16/2019	17	—
SEK	2,277,032	EUR	222,000	Credit Suisse International	4/23/2019	—	(6,069)
SEK	41,000	USD	4,508	BNP Paribas SA	3/5/2019	—	(68)
SEK	15,613,000	USD	1,731,443	Citibank N.A.	3/5/2019	—	(40,860)
SEK	11,525,000	USD	1,238,498	HSBC Bank USA	3/5/2019	9,435	—
SGD	686,952	USD	503,002	UBS AG	3/20/2019	5,225	—
THB	27,802,734	USD	844,760	HSBC Bank USA	3/20/2019	37,792	—
THB	27,802,734	USD	889,688	BNP Paribas SA	6/19/2019	—	(5,132)
TRY	2,216,812	USD	411,254	Citibank N.A.	3/15/2019	681	—
TRY	3,993,875	USD	733,313	BNP Paribas SA	4/15/2019	—	(4,144)
TWD	20,516,156	USD	669,000	Goldman Sachs Bank USA	3/29/2019	—	(2,910)
USD	1,246,053	AUD	1,746,000	Bank of America, N.A.	3/5/2019	7,500	—
USD	501,934	AUD	695,000	Goldman Sachs Bank USA	3/5/2019	8,925	—
USD	2,433,967	AUD	3,431,954	Morgan Stanley and Company International PLC	5/15/2019	—	(3,201)
USD	493,743	BRL	1,855,979	JPMorgan Chase Bank N.A.	3/6/2019	—	(375)
USD	496,450	BRL	1,855,979	Morgan Stanley and Company International PLC	3/6/2019	2,333	—
USD	368,000	BRL	1,408,226	Deutsche Bank AG London	3/14/2019	—	(6,693)
USD	140,000	BRL	472,500	HSBC Bank USA	3/14/2019	14,280	—
USD	2,613,657	CAD	3,442,000	BNP Paribas SA	3/4/2019	—	(2,123)
USD	3,855,415	CAD	5,134,000	Citibank N.A.	3/4/2019	—	(46,216)
USD	3,404,771	CAD	4,496,000	HSBC Bank USA	3/4/2019	—	(12,006)
USD	734,943	CAD	978,000	JPMorgan Chase Bank N.A.	3/5/2019	—	(8,314)
USD	496,276	CAD	651,000	Morgan Stanley and Company International PLC	3/5/2019	1,531	—
USD	1,484,556	CHF	1,488,000	Citibank N.A.	3/5/2019	—	(6,490)
USD	1,232,865	CHF	1,222,000	JPMorgan Chase Bank N.A.	3/5/2019	8,363	—
USD	10,000	CLP	6,549,700	Citibank N.A.	5/10/2019	15	—
USD	358,054	CNY	2,481,134	BNP Paribas SA	4/15/2019	—	(12,218)
USD	822,336	CNY	5,562,731	Citibank N.A.	4/15/2019	—	(7,819)
USD	496,869	CNY	3,368,223	HSBC Bank USA	4/15/2019	—	(5,788)
USD	613,804	CNY	4,159,753	JPMorgan Chase Bank N.A.	4/15/2019	—	(6,977)
USD	358,080	CNY	2,481,134	Nomura Global Financial Products, Inc.	4/15/2019	—	(12,193)
USD	733,451	CNY	5,095,654	Standard Chartered Bank London	4/15/2019	—	(26,999)
USD	382,111	CNY	2,611,838	Bank of America, N.A.	7/12/2019	—	(7,616)
USD	466,044	CNY	3,141,137	Citibank N.A.	7/12/2019	—	(2,662)
USD	3,120,406	CNY	21,290,827	HSBC Bank USA	7/12/2019	—	(56,516)
USD	162,828	CNY	1,108,000	JPMorgan Chase Bank N.A.	7/12/2019	—	(2,503)
USD	688,000	COP	2,129,022,880	HSBC Bank USA	6/11/2019	—	(2)
USD	89,913	DKK	590,000	Citibank N.A.	4/1/2019	—	(261)
USD	98,123	DKK	640,000	HSBC Bank USA	4/1/2019	307	—
USD	8,640,670	DKK	56,160,422	UBS AG	4/1/2019	57,177	—
USD	67,143,886	EUR	58,274,000	Bank of America, N.A.	3/4/2019	860,160	—
USD	495,740	EUR	438,000	Citibank N.A.	3/5/2019	—	(2,504)
USD	995,448	EUR	865,452	HSBC Bank USA	3/5/2019	10,959	—
USD	1,234,737	EUR	1,078,000	Morgan Stanley and Company International PLC	3/5/2019	8,465	—
USD	66,518,075	EUR	58,274,000	JPMorgan Chase Bank N.A.	4/2/2019	71,981	—
USD	480,742	EUR	421,000	Bank of America, N.A.	5/15/2019	—	(1,019)
USD	680,448	EUR	583,000	Citibank N.A.	5/28/2019	12,581	—
USD	8,515,932	GBP	6,482,000	Goldman Sachs Bank USA	3/4/2019	—	(81,467)
USD	122,940	GBP	95,000	HSBC Bank USA	3/4/2019	—	(3,064)
USD	1,002,698	GBP	767,000	Citibank N.A.	3/5/2019	—	(14,663)
USD	495,177	GBP	378,000	Standard Chartered Bank London	3/5/2019	—	(6,209)
The accompanying notes are an integral part of the financial statements.	29

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	6,849,655	GBP	5,199,000	Citibank N.A.	4/2/2019	—	($56,390)
USD	411,441	GBP	307,000	Citibank N.A.	6/18/2019	$2,105	—
USD	251,745	HUF	69,912,000	JPMorgan Chase Bank N.A.	3/8/2019	—	(183)
USD	1,869,445	IDR	26,370,396,840	Standard Chartered Bank London	3/20/2019	9,953	—
USD	541,000	IDR	7,752,367,700	Barclays Bank PLC Wholesale	6/19/2019	1,380	—
USD	127,199	ILS	460,000	BNP Paribas SA	3/7/2019	260	—
USD	210,000	INR	15,005,550	Barclays Bank PLC Wholesale	3/20/2019	—	(1,415)
USD	927,234	INR	66,318,109	Citibank N.A.	3/20/2019	—	(7,130)
USD	299,000	INR	21,329,464	Nomura Global Financial Products, Inc.	3/20/2019	—	(1,513)
USD	1,422,182	INR	102,653,123	BNP Paribas SA	6/19/2019	—	(6,456)
USD	739,000	INR	54,317,873	HSBC Bank USA	10/18/2019	—	(6,330)
USD	988,167	JPY	108,527,000	JPMorgan Chase Bank N.A.	3/5/2019	14,452	—
USD	2,062,438	JPY	226,400,000	Royal Bank of Canada	5/15/2019	19,700	—
USD	552,736	KRW	621,197,950	BNP Paribas SA	3/20/2019	596	—
USD	196,000	KRW	220,341,801	Goldman Sachs Bank USA	3/20/2019	153	—
USD	707,000	KRW	793,031,154	Royal Bank of Canada	6/19/2019	74	—
USD	496,862	MXN	9,516,000	BNP Paribas SA	3/11/2019	3,884	—
USD	130,721	MXN	2,538,000	Citibank N.A.	3/11/2019	—	(760)
USD	357,254	MXN	6,978,000	Deutsche Bank AG London	3/11/2019	—	(4,242)
USD	1,145,279	MXN	21,959,000	Royal Bank of Canada	3/11/2019	7,689	—
USD	489,746	MXN	9,493,699	BNP Paribas SA	3/14/2019	—	(1,847)
USD	1,612,019	MXN	31,475,000	Barclays Bank PLC Wholesale	3/20/2019	—	(16,270)
USD	4,460,252	MXN	85,918,763	Citibank N.A.	4/15/2019	33,122	—
USD	484,171	MXN	9,516,000	Citibank N.A.	8/14/2019	2,635	—
USD	124,000	MYR	508,983	Barclays Bank PLC Wholesale	3/20/2019	—	(795)
USD	718,514	MYR	2,924,352	Goldman Sachs Bank USA	3/20/2019	1,508	—
USD	211,000	MYR	860,247	Barclays Bank PLC Wholesale	6/19/2019	370	—
USD	1,464,762	NOK	12,766,000	Citibank N.A.	3/5/2019	—	(27,246)
USD	239,591	NOK	2,058,000	Goldman Sachs Bank USA	3/5/2019	—	(935)
USD	498,296	NOK	4,196,000	JPMorgan Chase Bank N.A.	3/5/2019	7,894	—
USD	859,034	NZD	1,249,000	Citibank N.A.	3/4/2019	8,465	—
USD	153,956	NZD	225,000	Goldman Sachs Bank USA	3/4/2019	731	—
USD	892,280	NZD	1,292,000	JPMorgan Chase Bank N.A.	3/4/2019	12,428	—
USD	1,491,609	NZD	2,180,000	JPMorgan Chase Bank N.A.	3/5/2019	6,995	—
USD	1,902,000	NZD	2,766,000	Standard Chartered Bank London	4/2/2019	17,213	—
USD	238,000	PEN	786,275	Barclays Bank PLC Wholesale	4/16/2019	—	(68)
USD	99,051	PLN	373,000	Bank of America, N.A.	4/15/2019	347	—
USD	449,689	PLN	1,679,982	HSBC Bank USA	4/15/2019	5,129	—
USD	1,193,725	SEK	11,071,000	JPMorgan Chase Bank N.A.	3/5/2019	—	(5,048)
USD	13,436,204	SEK	123,605,394	HSBC Bank USA	5/15/2019	—	(22,080)
USD	887,983	THB	27,802,734	BNP Paribas SA	3/20/2019	5,430	—
USD	259,000	THB	8,176,410	BNP Paribas SA	6/19/2019	—	(1,136)
USD	336,000	TRY	1,795,419	BNP Paribas SA	3/4/2019	253	—
USD	691,354	TWD	21,147,148	BNP Paribas SA	3/20/2019	4,935	—
						$2,078,369	($1,384,847)

WRITTEN OPTIONS
Options on exchange-traded futures contracts
Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
10-Year U.S. Treasury Note Futures	USD	123.00	Mar 2019	17	17,000	$ 4,760	$ (1,461)
Euro BUND Futures	EUR	165.00	May 2019	8	800,000	5,916	(3,740)
						$10,676	$ (5,201)
Puts
10-Year U.S. Treasury Note Futures	USD	121.00	Mar 2019	17	17,000	2,901	(1,992)
Euro BUND Futures	EUR	161.50	May 2019	8	800,000	3,807	(6,648)
						$ 6,708	$ (8,640)
						$17,384	$(13,841)
The accompanying notes are an integral part of the financial statements.	30

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
Foreign currency options
Description	Counterparty (OTC)		Exercise price	Expiration date	Notional amount*	Premium	Value
Calls
U.S. Dollar versus Chinese Yuan Renminbi	Standard Chartered Bank	USD	6.78	Mar 2019	1,234,000	$ 3,344	$ (1,415)
						$ 3,344	$ (1,415)
Puts
Australian Dollar versus U.S. Dollar	HSBC Bank USA	AUD	0.70	Mar 2019	1,100,000	3,418	(1,145)
British Pound versus U.S. Dollar	Citibank N.A.	GBP	1.32	Jun 2019	873,000	27,712	(17,483)
U.S. Dollar versus Chinese Yuan Renminbi	Standard Chartered Bank	USD	6.68	Mar 2019	1,300,000	5,572	(3,078)
U.S. Dollar versus Chinese Yuan Renminbi	Standard Chartered Bank	USD	6.68	Mar 2019	1,234,000	3,344	(3,633)
U.S. Dollar versus Indian Rupee	HSBC Bank USA	USD	72.00	Oct 2019	1,000,000	19,175	(18,261)
U.S. Dollar versus Indian Rupee	HSBC Bank USA	USD	72.00	Oct 2019	300,000	5,678	(5,478)
						$64,899	$(49,078)
						$68,243	$(50,493)
* For this type of option, notional amounts are equivalent to number of contracts.
Interest rate swaptions
Description	Counterparty (OTC)	Floating rate index	Pay/receive floating rate	Exercise rate	Expiration date		Notional amount*	Premium	Value
Calls
5-Year Interest Rate Swap	Goldman Sachs & Company	3 month USD LIBOR	Receive	2.460%	Apr 2019	USD	500,000	$ 925	$ (558)
5-Year Interest Rate Swap	Merrill Lynch, Pierce, Fenner & Smith, Inc.	3 month USD LIBOR	Receive	2.460%	Apr 2019	USD	2,100,000	3,654	(2,345)
								$4,579	$(2,903)
Puts
5-Year Interest Rate Swap	Goldman Sachs & Company	3 month USD LIBOR	Pay	2.760%	Apr 2019	USD	500,000	650	(248)
5-Year Interest Rate Swap	Merrill Lynch, Pierce, Fenner & Smith, Inc.	3 month USD LIBOR	Pay	2.760%	Apr 2019	USD	2,100,000	3,234	(1,041)
								$3,884	$(1,289)
								$8,463	$(4,192)
* For this type of option, notional amounts are equivalent to number of contracts.
Credit default swaptions
Description	Counterparty (OTC)	Index	Buy/sell protection	Exercise rate	Expiration date		Notional amount*	Premium	Value
Puts
5-Year Credit Default Swap	Barclays Bank PLC	CDX.NA.IG.31	Sell	1.100%	Mar 2019	USD	300,000	$ 531	$ (1)
5-Year Credit Default Swap	Citibank N.A.	CDX.NA.IG.31	Sell	1.200%	Mar 2019	USD	500,000	550	—
5-Year Credit Default Swap	Citibank N.A.	CDX.NA.IG.31	Sell	1.100%	Mar 2019	USD	500,000	1,063	(1)
5-Year Credit Default Swap	Citibank N.A.	CDX.NA.IG.31	Sell	1.050%	Mar 2019	USD	400,000	625	(1)
5-Year Credit Default Swap	JPMorgan Securities LLC	CDX.NA.IG.31	Sell	1.200%	Mar 2019	USD	200,000	372	—
5-Year Credit Default Swap	Merrill Lynch, Pierce, Fenner & Smith, Inc.	CDX.NA.IG.31	Sell	1.000%	Mar 2019	USD	600,000	1,095	(3)
5-Year Credit Default Swap	Merrill Lynch, Pierce, Fenner & Smith, Inc.	CDX.NA.IG.31	Sell	1.200%	Mar 2019	USD	600,000	678	(1)
5-Year Credit Default Swap	BNP Paribas SA	CDX.NA.IG.31	Sell	1.000%	Apr 2019	USD	500,000	525	(36)
5-Year Credit Default Swap	Citibank N.A.	CDX.NA.IG.31	Sell	1.000%	Apr 2019	USD	600,000	582	(43)
5-Year Credit Default Swap	Citibank N.A.	CDX.NA.IG.31	Sell	1.050%	Apr 2019	USD	500,000	475	(26)
5-Year Credit Default Swap	Goldman Sachs International	CDX.NA.IG.31	Sell	1.100%	Apr 2019	USD	400,000	356	(16)
5-Year Credit Default Swap	Citibank N.A.	CDX.NA.IG.31	Sell	1.100%	May 2019	USD	600,000	588	(83)
5-Year Credit Default Swap	Merrill Lynch, Pierce, Fenner & Smith, Inc.	CDX.NA.IG.31	Sell	1.200%	May 2019	USD	500,000	500	(47)
5-Year Credit Default Swap	Goldman Sachs International	CDX.NA.IG.31	Sell	2.400%	Sep 2019	USD	600,000	1,020	(48)
5-Year Credit Default Swap	Goldman Sachs International	iTraxx Europe Series 30 Version 1	Sell	2.400%	Sep 2019	EUR	700,000	1,352	(91)
								$10,312	$(397)
* For this type of option, notional amounts are equivalent to number of contracts.
The accompanying notes are an integral part of the financial statements.	31

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
Inflation floors
Description	Counterparty (OTC)	Initial index	Exercise index	Expiration date		Notional amount*	Premium	Value
Floor- CPURNSA Index	Citibank N.A.	217.965	Maximum of ((1+0.0%)[10] - (Final Index/Index Initial)) or $0	Sep 2020	USD	1,700,000	$21,930	—
							$21,930	—
* For this type of option, notional amounts are equivalent to number of contracts.

SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Bank of America N.A.	1,506,000,000	KRW	KRW CD KSDA Bloomberg	Fixed 1.725%	Quarterly	Quarterly	Mar 2024	—	$(2,056)	$(2,056)
BNP Paribas SA	1,400,000	ILS	ILS TELBOR Reuters	Fixed 1.180%	Annual	Quarterly	Jan 2024	—	2,885	2,885
Goldman Sachs International	1,676,000,000	KRW	KRW CD KSDA Bloomberg	Fixed 1.785%	Quarterly	Quarterly	Mar 2029	—	(2,186)	(2,186)
Standard Chartered Bank London	261,000,000	KRW	KRW CD KSDA Bloomberg	Fixed 1.795%	Quarterly	Quarterly	Mar 2029	—	(119)	(119)
								—	$(1,476)	$(1,476)
Centrally cleared	34,600,000	USD	Fixed 1.750%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2020	$441,946	30,263	472,209
Centrally cleared	11,400,000	CAD	CAD BA CDOR	Fixed 2.300%	Semi-Annual	Semi-Annual	Jul 2020	(21,694)	38,777	17,083
Centrally cleared	15,200,000	GBP	GBP LIBOR BBA	Fixed 1.500%	At Maturity	Quarterly	Dec 2020	43,090	38,818	81,908
Centrally cleared	7,100,000	USD	USD LIBOR BBA	Fixed 2.750%	Semi-Annual	Quarterly	Nov 2020	(19,632)	34,403	14,771
Centrally cleared	500,000	BRL	BRL CDI	Fixed 8.880%	At Maturity	At Maturity	Jan 2021	(2,544)	8,117	5,573
Centrally cleared	10,000,000	EUR	EUR EURIBOR Reuters	Fixed 0.000%	Annual	Semi-Annual	Mar 2021	5,741	24,521	30,262
Centrally cleared	5,500,000	GBP	GBP LIBOR BBA	Fixed 1.000%	Semi-Annual	Semi-Annual	Mar 2021	(37,004)	19,612	(17,392)
Centrally cleared	1,600,000	USD	Fixed 1.750%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2021	34,827	(1,280)	33,547
Centrally cleared	510,000,000	JPY	Fixed 0.500%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Sep 2021	(18,995)	(52,622)	(71,617)
Centrally cleared	15,200,000	GBP	Fixed 1.500%	GBP LIBOR BBA	At Maturity	Quarterly	Dec 2021	(6,643)	(43,631)	(50,274)
Centrally cleared	5,900,000	USD	1 Month LIBOR + 0.084%	USD LIBOR BBA	Quarterly	Quarterly	Jun 2022	—	6,719	6,719
Centrally cleared	4,200,000	USD	1 Month LIBOR + 0.070%	USD LIBOR BBA	Quarterly	Quarterly	Jun 2022	—	6,656	6,656
Centrally cleared	21,600,000	USD	1 Month LIBOR + 0.085%	USD LIBOR BBA	Quarterly	Quarterly	Jun 2022	(1,070)	22,630	21,560
Centrally cleared	16,700,000	MXN	MXN TIIE Banxico	Fixed 5.825%	Monthly	Monthly	Jan 2023	(59,948)	(6,315)	(66,263)
Centrally cleared	8,300,000	ZAR	ZAR JIBAR SAFEX	Fixed 7.250%	Quarterly	Quarterly	Jun 2023	(10,369)	7,761	(2,608)
Centrally cleared	1,200,000	USD	Fixed 2.000%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2023	49,572	(20,298)	29,274
Centrally cleared	2,900,000	USD	Fixed 1.750%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2023	(41,910)	154,984	113,074
Centrally cleared	2,160,000,000	JPY	JPY LIBOR BBA	Fixed 0.100%	Semi-Annual	Semi-Annual	Mar 2024	(64,021)	166,759	102,738
Centrally cleared	12,800,000	EUR	EUR EURIBOR Reuters	Fixed 0.500%	Annual	Semi-Annual	Mar 2024	35,297	201,453	236,750
Centrally cleared	2,300,000	GBP	Fixed 1.500%	GBP LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2024	(36,954)	8,717	(28,237)
Centrally cleared	2,800,000	EUR	EUR EURIBOR Reuters	Fixed 0.500%	Annual	Semi-Annual	Jun 2024	14,794	29,090	43,884
Centrally cleared	300,000	USD	USD LIBOR BBA	Fixed 3.000%	Semi-Annual	Quarterly	Jun 2019	5,482	327	5,809
Centrally cleared	400,000	USD	USD LIBOR BBA	Fixed 3.000%	Semi-Annual	Quarterly	Jun 2019	8,365	(408)	7,957
Centrally cleared	600,000	USD	Fixed 2.696%	USD Federal Funds Rate Compounded OIS	Annual	Annual	Apr 2025	—	(12,799)	(12,799)
Centrally cleared	1,900,000	USD	Fixed 2.683%	USD Federal Funds Rate Compounded OIS	Annual	Annual	Apr 2025	657	(39,765)	(39,108)
Centrally cleared	600,000	USD	Fixed 2.710%	USD Federal Funds Rate Compounded OIS	Annual	Annual	Apr 2025	—	(13,283)	(13,283)
Centrally cleared	600,000	USD	Fixed 2.684%	USD Federal Funds Rate Compounded OIS	Annual	Annual	Apr 2025	(17)	(12,368)	(12,385)
Centrally cleared	600,000	USD	Fixed 2.673%	USD Federal Funds Rate Compounded OIS	Annual	Annual	Apr 2025	—	(12,005)	(12,005)
Centrally cleared	430,000,000	JPY	Fixed 0.380%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Jun 2028	(93,569)	4,636	(88,933)
Centrally cleared	1,800,000	USD	USD LIBOR BBA	Fixed 3.200%	Semi-Annual	Quarterly	Oct 2028	(6,078)	92,393	86,315
Centrally cleared	1,000,000	USD	Fixed 3.000%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2028	(36,151)	13,650	(22,501)
Centrally cleared	6,500,000	USD	Fixed 3.000%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2028	(85,943)	(72,822)	(158,765)
Centrally cleared	3,500,000	CZK	CZK PRIBOR PRBO	Fixed 1.913%	Annual	Semi-Annual	Jan 2029	—	(1,402)	(1,402)
Centrally cleared	1,095,000,000	JPY	Fixed 0.450%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2029	(188,147)	(83,891)	(272,038)
Centrally cleared	11,100,000	EUR	EUR EURIBOR Reuters	Fixed 1.000%	Annual	Semi-Annual	Mar 2029	(59,167)	417,110	357,943
Centrally cleared	100,000	GBP	GBP LIBOR BBA	Fixed 1.500%	Semi-Annual	Semi-Annual	Mar 2029	(858)	904	46
Centrally cleared	7,700,000	EUR	EUR EURIBOR Reuters	Fixed 1.000%	Annual	Semi-Annual	Jun 2029	19,955	186,751	206,706
Centrally cleared	1,400,000	GBP	GBP LIBOR BBA	Fixed 1.500%	Semi-Annual	Semi-Annual	Jun 2029	10,828	(13,923)	(3,095)
Centrally cleared	3,700,000	USD	Fixed 3.000%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2029	(47,323)	(36,341)	(83,664)
Centrally cleared	600,000	USD	USD LIBOR BBA	Fixed 3.000%	Semi-Annual	Quarterly	Jun 2029	15,831	(3,528)	12,303
Centrally cleared	2,400,000	CAD	CAD BA CDOR	Fixed 2.500%	Semi-Annual	Semi-Annual	Jun 2029	87	8,078	8,165
Centrally cleared	71,781,000	JPY	Fixed 0.750%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Dec 2038	4,049	(34,165)	(30,116)
Centrally cleared	300,000	USD	Fixed 2.500%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2048	30,445	(4,479)	25,966
The accompanying notes are an integral part of the financial statements.	32

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
Interest rate swaps (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	2,000,000	CAD	CAD BA CDOR	Fixed 2.750%	Semi-Annual	Semi-Annual	Dec 2048	$(20,496)	$54,667	$34,171
Centrally cleared	2,000,000	USD	Fixed 3.000%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2048	54,763	(87,936)	(33,173)
Centrally cleared	14,000,000	JPY	JPY LIBOR BBA	Fixed 0.724%	Semi-Annual	Semi-Annual	Jan 2049	—	1,964	1,964
Centrally cleared	3,250,000	EUR	Fixed 1.500%	EUR EURIBOR Reuters	Annual	Semi-Annual	Mar 2049	68,198	(258,145)	(189,947)
Centrally cleared	900,000	GBP	GBP LIBOR BBA	Fixed 1.750%	Semi-Annual	Semi-Annual	Mar 2049	15,479	16,674	32,153
Centrally cleared	3,500,000	USD	Fixed 2.955%	USD LIBOR BBA	Semi-Annual	Quarterly	Nov 2049	—	(17,878)	(17,878)
Centrally cleared	200,000	USD	Fixed 2.953%	USD LIBOR BBA	Semi-Annual	Quarterly	Nov 2049	—	(920)	(920)
								$873	$766,230	$767,103
								$873	$764,754	$765,627
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Bank of America N.A.	Government of Japan	100,000	USD	$100,000	1.000%	Quarterly	Jun 2022	$(2,314)	$(661)	$(2,975)
Barclays Capital	Government of Japan	900,000	USD	900,000	1.000%	Quarterly	Jun 2022	(21,040)	(5,731)	(26,771)
Barclays Capital	People’s Republic of China	400,000	USD	400,000	1.000%	Quarterly	Jun 2023	(6,593)	(3,202)	(9,795)
Barclays Capital	Republic of Korea	1,000,000	USD	1,000,000	1.000%	Quarterly	Jun 2023	(22,471)	(9,357)	(31,828)
BNP Paribas SA	Government of Japan	1,800,000	USD	1,800,000	1.000%	Quarterly	Jun 2022	(42,417)	(11,124)	(53,541)
BNP Paribas SA	Republic of Korea	1,700,000	USD	1,700,000	1.000%	Quarterly	Jun 2023	(35,671)	(18,436)	(54,107)
Citibank N.A.	Government of Japan	200,000	USD	200,000	1.000%	Quarterly	Jun 2022	(4,647)	(1,302)	(5,949)
Goldman Sachs International	Government of Japan	1,100,000	USD	1,100,000	1.000%	Quarterly	Jun 2022	(25,745)	(6,975)	(32,720)
Goldman Sachs International	People’s Republic of China	900,000	USD	900,000	1.000%	Quarterly	Jun 2023	(15,017)	(7,023)	(22,040)
HSBC Bank	Republic of Korea	400,000	USD	400,000	1.000%	Quarterly	Jun 2023	(8,623)	(4,108)	(12,731)
				$8,500,000				$(184,538)	$(67,919)	$(252,457)
Centrally cleared	BASF SE	400,000	EUR	425,980	1.000%	Quarterly	Dec 2020	(4,662)	(4,020)	(8,682)
Centrally cleared	Fortum OYJ	100,000	EUR	106,255	1.000%	Quarterly	Dec 2020	(723)	(1,137)	(1,860)
Centrally cleared	Reynolds American, Inc.	1,400,000	USD	1,400,000	1.000%	Quarterly	Dec 2020	(18,431)	(4,195)	(22,626)
Centrally cleared	United Utilities PLC	200,000	EUR	216,950	1.000%	Quarterly	Dec 2020	(1,522)	(2,407)	(3,929)
Centrally cleared	iTraxx Europe Series 28 Version 1	2,800,000	EUR	3,464,862	1.000%	Quarterly	Dec 2022	(105,604)	29,109	(76,495)
Centrally cleared	iTraxx Europe Senior Financials Series 30 Version 1	5,500,000	EUR	6,257,882	1.000%	Quarterly	Dec 2023	10,698	(100,050)	(89,352)
Centrally cleared	iTraxx Europe Series 30 Version 1	4,300,000	EUR	4,894,907	1.000%	Quarterly	Dec 2023	(48,545)	(50,709)	(99,254)
				$16,766,836				$(168,789)	$(133,409)	$(302,198)
				$25,266,836				$(353,327)	$(201,328)	$(554,655)
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Bank of America N.A.	Republic of South Africa	1.634%	100,000	USD	$100,000	1.000%	Quarterly	Jun 2023	$(4,576)	$2,288	$(2,288)
JPMorgan Chase Bank N.A.	A.P. Moller - Maersk A/S	0.745%	700,000	EUR	826,035	1.000%	Quarterly	Jun 2022	(2,652)	10,932	8,280
JPMorgan Chase Bank N.A.	Republic of South Africa	1.634%	100,000	USD	100,000	1.000%	Quarterly	Jun 2023	(4,528)	2,240	(2,288)
JPMorgan Chase Bank N.A.	Republic of South Africa	1.759%	200,000	USD	200,000	1.000%	Quarterly	Dec 2023	(10,076)	3,922	(6,154)
Nomura Global Financial Products, Inc.	Republic of South Africa	1.759%	100,000	USD	100,000	1.000%	Quarterly	Dec 2023	(5,055)	1,978	(3,077)
					$1,326,035				$(26,887)	$21,360	$(5,527)
Centrally cleared	Daimler AG	0.375%	100,000	EUR	122,630	1.000%	Quarterly	Dec 2020	1,101	559	1,660
Centrally cleared	Exelon Generation Company LLC	0.749%	1,200,000	USD	1,200,000	1.000%	Quarterly	Jun 2022	(20,881)	34,882	14,001
Centrally cleared	Ryder System, Inc.	0.758%	200,000	USD	200,000	1.000%	Quarterly	Jun 2022	2,507	316	2,823
Centrally cleared	CDX.EM.30	1.707%	600,000	USD	600,000	1.000%	Quarterly	Dec 2023	(25,912)	10,175	(15,737)
Centrally cleared	Tesco PLC	1.583%	200,000	EUR	244,660	1.000%	Quarterly	Jun 2025	(5,872)	595	(5,277)
The accompanying notes are an integral part of the financial statements.	33

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
Credit default swaps - Seller (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	Royal Dutch Shell PLC	0.619%	400,000	EUR	$422,140	1.000%	Quarterly	Dec 2026	$(8,926)	$24,822	$15,896
					$2,789,430				$(57,983)	$71,349	$13,366
					$4,115,465				$(84,870)	$92,709	$7,839
Currency swaps
Counterparty (OTC)	Receive	Pay	Payment frequency	Maturity date		Notional amount of currency received		Notional amount of currency delivered	Unamortized upfront payment paid	Unrealized appreciation (depreciation)	Value
Citibank N.A.	Floating rate equal to 3 Month EURIBOR less 0.270% based on the notional amount of the currency received	Floating rate equal to 3 Month USD LIBOR based on the notional amount of the currency delivered	Quarterly	Jun 2019	EUR	14,900,000	USD	16,894,365	$240,635	$(214,549)	$26,086
Goldman Sachs International	Floating rate equal to 3 Month EURIBOR less 0.299% based on the notional amount of the currency received	Floating rate equal to 3 Month USD LIBOR based on the notional amount of the currency delivered	Quarterly	Jun 2019	EUR	8,600,000	USD	9,751,110	188,765	(175,144)	13,621
Goldman Sachs International	Floating rate equal to 3 Month EURIBOR less 0.283% based on the notional amount of the currency received	Floating rate equal to 3 Month USD LIBOR based on the notional amount of the currency delivered	Quarterly	Jun 2019	EUR	9,500,000	USD	10,771,575	159,122	(203,509)	(44,387)
Morgan Stanley Capital Services LLC	Floating rate equal to 3 Month EURIBOR less 0.270% based on the notional amount of the currency received	Floating rate equal to 3 Month USD LIBOR based on the notional amount of the currency delivered	Quarterly	Jun 2019	EUR	13,000,000	USD	14,740,050	232,402	(209,642)	22,760
									$820,924	$(802,844)	$18,080
Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
The accompanying notes are an integral part of the financial statements.	34

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand
Derivatives Abbreviations
BBA	The British Banker's Association
CDI	Brazil Interbank Deposit Rate
CDOR	Canadian Dollar Offered Rate
EURIBOR	Euro Interbank Offered Rate
JIBAR	Johannesburg Interbank Agreed Rate
KSDA	Korea Securities Dealers Association
LIBOR	London Interbank Offered Rate
OIS	Overnight Index Swap
PRIBOR	Prague Interbank Offered Rate
TELBOR	Tel Aviv Interbank Offered Rate
TIIE	Tasa de Interes Interbancario de Equilibrio (Interbank Equilibrium Interest Rate)

OTC is an abbreviation for over-the-counter. See Notes to financial statements regarding investment transactions and other derivatives information.
High Yield Fund
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – 1.7%
Argentina – 0.8%
Provincia de Buenos Aires 7.875%, 06/15/2027		$1,370,000	$1,096,000
Republic of Argentina
5.625%, 01/26/2022		730,000	654,810
6.875%, 01/26/2027		670,000	555,765
7.500%, 04/22/2026		680,000	591,260
7.625%, 04/22/2046		250,000	199,753
			3,097,588
Brazil – 0.4%
Federative Republic of Brazil
10.000%, 01/01/2021	BRL	239,000	67,617
10.000%, 01/01/2023		5,202,000	1,485,006
10.000%, 01/01/2027		206,000	58,956
			1,611,579
Ecuador – 0.2%
Republic of Ecuador 7.875%, 01/23/2028 (A)		$880,000	834,856
Indonesia – 0.0%
Republic of Indonesia 8.375%, 03/15/2034	IDR	543,000,000	39,427
Mexico – 0.3%
Government of Mexico 6.500%, 06/09/2022	MXN	17,886,000	887,037
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $7,885,334)			$6,470,487
CORPORATE BONDS – 84.4%
Communication services – 16.6%
Altice France SA 7.375%, 05/01/2026 (A)		$5,590,000	5,500,672
Altice Luxembourg SA 7.750%, 05/15/2022 (A)		1,220,000	1,212,375
AMC Entertainment Holdings, Inc. 6.125%, 05/15/2027		840,000	752,850
High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
American Media LLC 10.500%, 12/31/2026 (A)	$1,480,000	$1,470,750
Carmike Cinemas, Inc. 6.000%, 06/15/2023 (A)	1,060,000	1,081,200
CCO Holdings LLC
5.125%, 05/01/2023 to 05/01/2027 (A)	3,880,000	3,902,851
5.750%, 02/15/2026 (A)	215,000	222,802
CenturyLink, Inc. 5.625%, 04/01/2025	420,000	400,453
Charter Communications Operating LLC
4.908%, 07/23/2025	1,220,000	1,263,820
6.484%, 10/23/2045	380,000	408,720
Cogent Communications Group, Inc. 5.375%, 03/01/2022 (A)	2,240,000	2,279,200
CSC Holdings LLC
6.500%, 02/01/2029 (A)	2,250,000	2,354,085
10.875%, 10/15/2025 (A)	1,008,000	1,169,280
DISH DBS Corp.
5.875%, 11/15/2024	1,040,000	875,888
7.750%, 07/01/2026	6,260,000	5,414,900
Intelsat Jackson Holdings SA
5.500%, 08/01/2023	1,480,000	1,357,900
8.000%, 02/15/2024 (A)	1,220,000	1,269,563
Level 3 Financing, Inc.
5.250%, 03/15/2026	880,000	863,500
5.625%, 02/01/2023	430,000	433,225
Lions Gate Capital Holdings LLC 5.875%, 11/01/2024 (A)	2,020,000	2,045,250
Match Group, Inc.
5.000%, 12/15/2027 (A)	540,000	534,076
6.375%, 06/01/2024	710,000	749,050
Meredith Corp. 6.875%, 02/01/2026	960,000	960,000
Netflix, Inc.
5.875%, 02/15/2025	520,000	551,200

The accompanying notes are an integral part of the financial statements.	35

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Netflix, Inc. (continued)
6.375%, 05/15/2029 (A)	$1,210,000	$1,285,250
Sprint Capital Corp. 8.750%, 03/15/2032	3,040,000	3,294,904
Sprint Communications, Inc. 11.500%, 11/15/2021	1,811,000	2,109,453
Sprint Corp.
7.250%, 09/15/2021	1,000,000	1,056,250
7.625%, 02/15/2025 to 03/01/2026	300,000	312,450
7.875%, 09/15/2023	4,850,000	5,183,438
Telecom Italia SpA 5.303%, 05/30/2024 (A)	2,101,000	2,053,728
The EW Scripps Company 5.125%, 05/15/2025 (A)	590,000	567,875
Time Warner Cable LLC 7.300%, 07/01/2038	1,050,000	1,185,008
T-Mobile USA, Inc.
4.750%, 02/01/2028	1,480,000	1,431,900
6.000%, 04/15/2024	250,000	259,688
6.500%, 01/15/2026	1,730,000	1,846,775
UPC Holding BV 5.500%, 01/15/2028 (A)	1,300,000	1,335,750
UPCB Finance IV, Ltd. 5.375%, 01/15/2025 (A)	590,000	605,228
Virgin Media Secured Finance PLC 5.500%, 08/15/2026 (A)	2,110,000	2,099,450
Windstream Services LLC 10.500%, 06/30/2024 (A)(B)	1,250,000	806,250
		62,507,007
Consumer discretionary – 12.1%
American Axle & Manufacturing, Inc.
6.250%, 04/01/2025	290,000	289,304
6.500%, 04/01/2027 (C)	980,000	967,750
Boyne USA, Inc. 7.250%, 05/01/2025 (A)	520,000	556,400
Brinker International, Inc. 5.000%, 10/01/2024 (A)	610,000	589,791
Carriage Services, Inc. 6.625%, 06/01/2026 (A)	1,080,000	1,101,600
Carrols Restaurant Group, Inc. 8.000%, 05/01/2022	1,700,000	1,744,625
Century Communities, Inc. 5.875%, 07/15/2025	2,040,000	1,892,100
Delphi Technologies PLC 5.000%, 10/01/2025 (A)	730,000	650,613
ESH Hospitality, Inc. 5.250%, 05/01/2025 (A)	750,000	746,250
Fontainebleau Las Vegas Holdings LLC 10.250%, 06/15/2015 (A)(B)	2,983,778	298
frontdoor, Inc. 6.750%, 08/15/2026 (A)	780,000	792,675
Golden Nugget, Inc. 8.750%, 10/01/2025 (A)	1,470,000	1,514,100
Hanesbrands, Inc.
4.625%, 05/15/2024 (A)	970,000	968,933
4.875%, 05/15/2026 (A)	800,000	788,000
Hilton Worldwide Finance LLC
4.625%, 04/01/2025	240,000	238,800
4.875%, 04/01/2027	1,020,000	1,014,900
International Game Technology PLC 6.500%, 02/15/2025 (A)	490,000	521,238
JB Poindexter & Company, Inc. 7.125%, 04/15/2026 (A)	1,080,000	1,061,100
L Brands, Inc. 5.250%, 02/01/2028	2,290,000	1,980,850
High Yield Fund (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Lennar Corp.
4.500%, 04/30/2024		$540,000	$535,950
4.750%, 11/29/2027		1,470,000	1,427,738
5.875%, 11/15/2024		740,000	777,000
Levi Strauss & Company 5.000%, 05/01/2025		1,260,000	1,285,200
Marston's Issuer PLC (5.641% to 7-15-19, then 3 month GBP LIBOR + 2.550%) 07/15/2035	GBP	380,000	408,792
MGM Growth Properties Operating Partnership LP 4.500%, 09/01/2026		$740,000	709,164
Monitronics International, Inc. 9.125%, 04/01/2020		110,000	25,300
Murphy Oil USA, Inc. 5.625%, 05/01/2027		980,000	987,350
NCL Corp., Ltd. 4.750%, 12/15/2021 (A)		1,259,000	1,280,617
New Red Finance, Inc.
4.250%, 05/15/2024 (A)		570,000	555,038
5.000%, 10/15/2025 (A)		840,000	814,590
Party City Holdings, Inc. 6.625%, 08/01/2026 (A)(C)		980,000	965,300
Sands China, Ltd. 5.400%, 08/08/2028		730,000	740,901
Scientific Games International, Inc.
5.000%, 10/15/2025 (A)		910,000	881,563
10.000%, 12/01/2022		2,250,000	2,365,313
Service Corp. International
4.625%, 12/15/2027		1,720,000	1,698,500
5.375%, 05/15/2024		440,000	449,900
Silversea Cruise Finance, Ltd. 7.250%, 02/01/2025 (A)		1,382,000	1,494,288
Speedway Motorsports, Inc. 5.125%, 02/01/2023		1,000,000	1,000,000
Sugarhouse HSP Gaming Prop Mezz LP 5.875%, 05/15/2025 (A)		530,000	523,375
The ServiceMaster Company LLC 5.125%, 11/15/2024 (A)		930,000	934,650
The William Carter Company 5.625%, 03/15/2027 (A)		590,000	590,000
TopBuild Corp. 5.625%, 05/01/2026 (A)		1,400,000	1,349,250
Viking Cruises, Ltd. 5.875%, 09/15/2027 (A)		1,590,000	1,533,921
VOC Escrow, Ltd. 5.000%, 02/15/2028 (A)		1,520,000	1,478,200
Weight Watchers International, Inc. 8.625%, 12/01/2025 (A)		1,840,000	1,706,600
William Lyon Homes, Inc.
5.875%, 01/31/2025		820,000	738,000
6.000%, 09/01/2023		890,000	827,700
			45,503,527
Consumer staples – 2.5%
Altria Group, Inc. 5.950%, 02/14/2049		640,000	638,453
Central Garden & Pet Company
5.125%, 02/01/2028		640,000	592,000
6.125%, 11/15/2023		450,000	466,875
Cott Holdings, Inc. 5.500%, 04/01/2025 (A)		1,000,000	988,750
Kraft Heinz Foods Company 7.125%, 08/01/2039 (A)		670,000	746,737
Lamb Weston Holdings, Inc. 4.875%, 11/01/2026 (A)		1,760,000	1,762,200

The accompanying notes are an integral part of the financial statements.	36

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Pilgrim's Pride Corp. 5.875%, 09/30/2027 (A)	$700,000	$687,750
Pyxus International, Inc.
8.500%, 04/15/2021 (A)	560,000	565,600
9.875%, 07/15/2021	170,000	151,725
Sally Holdings LLC 5.625%, 12/01/2025 (C)	1,140,000	1,118,625
Spectrum Brands, Inc.
5.750%, 07/15/2025	830,000	812,363
6.125%, 12/15/2024	770,000	758,450
		9,289,528
Energy – 14.7%
Blue Racer Midstream LLC
6.125%, 11/15/2022 (A)	1,340,000	1,358,425
6.625%, 07/15/2026 (A)	1,160,000	1,183,200
Carrizo Oil & Gas, Inc. 8.250%, 07/15/2025	1,710,000	1,782,675
Cheniere Corpus Christi Holdings LLC 5.875%, 03/31/2025	1,400,000	1,491,014
Chesapeake Energy Corp.
5.375%, 06/15/2021	460,000	458,850
8.000%, 06/15/2027 (C)	1,850,000	1,832,148
Covey Park Energy LLC 7.500%, 05/15/2025 (A)	1,790,000	1,664,700
DCP Midstream Operating LP 6.750%, 09/15/2037 (A)	1,000,000	1,020,000
Diamondback Energy, Inc.
4.750%, 11/01/2024 (A)	990,000	1,001,138
5.375%, 05/31/2025	1,210,000	1,252,350
Endeavor Energy Resources LP
5.500%, 01/30/2026 (A)	850,000	890,375
5.750%, 01/30/2028 (A)	590,000	628,350
Energy Transfer Operating LP
4.500%, 04/15/2024	250,000	256,705
5.250%, 04/15/2029	250,000	261,422
Extraction Oil & Gas, Inc.
5.625%, 02/01/2026 (A)	2,180,000	1,809,400
7.375%, 05/15/2024 (A)	1,140,000	1,020,300
Genesis Energy LP 5.625%, 06/15/2024	1,760,000	1,638,208
KCA Deutag UK Finance PLC
7.250%, 05/15/2021 (A)	1,260,000	1,001,700
9.875%, 04/01/2022 (A)	450,000	358,875
MEG Energy Corp.
6.375%, 01/30/2023 (A)	1,140,000	1,040,250
6.500%, 01/15/2025 (A)	79,000	77,618
7.000%, 03/31/2024 (A)	2,011,000	1,840,065
Murray Energy Corp. (9.000% Cash and 3.000% PIK) 12.000%, 04/15/2024 (A)	413,621	181,993
NGL Energy Partners LP
5.125%, 07/15/2019	540,000	542,700
7.500%, 11/01/2023	1,820,000	1,876,875
NGPL PipeCo LLC
4.375%, 08/15/2022 (A)	700,000	707,000
4.875%, 08/15/2027 (A)	450,000	452,672
7.768%, 12/15/2037 (A)	1,060,000	1,265,375
Northern Oil and Gas, Inc. (8.500% Cash and 1.000% PIK) 9.500%, 05/15/2023	2,115,275	2,168,157
Oasis Petroleum, Inc.
6.250%, 05/01/2026 (A)(C)	1,680,000	1,600,200
6.875%, 01/15/2023	921,000	915,244
Petrobras Global Finance BV
5.750%, 02/01/2029	450,000	449,550
High Yield Fund (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Petrobras Global Finance BV (continued)
6.850%, 06/05/2115		$920,000	$908,500
7.375%, 01/17/2027		480,000	527,520
Precision Drilling Corp. 7.125%, 01/15/2026 (A)		1,280,000	1,257,600
Range Resources Corp. 5.000%, 03/15/2023		600,000	579,750
Rockies Express Pipeline LLC
6.875%, 04/15/2040 (A)		1,600,000	1,716,000
7.500%, 07/15/2038 (A)		1,100,000	1,243,000
SemGroup Corp. 5.625%, 11/15/2023		1,560,000	1,458,600
Shelf Drilling Holdings, Ltd. 8.250%, 02/15/2025 (A)		1,720,000	1,642,600
Targa Resources Partners LP
4.250%, 11/15/2023		1,060,000	1,046,750
5.875%, 04/15/2026 (A)		1,090,000	1,133,600
6.500%, 07/15/2027 (A)		240,000	253,800
6.875%, 01/15/2029 (A)		320,000	340,600
Teine Energy, Ltd. 6.875%, 09/30/2022 (A)		1,190,000	1,195,950
The Williams Companies, Inc.
7.500%, 01/15/2031		1,040,000	1,251,653
8.750%, 03/15/2032		70,000	93,955
Transocean Guardian, Ltd. 5.875%, 01/15/2024 (A)		727,650	739,474
Transocean Pontus, Ltd. 6.125%, 08/01/2025 (A)		1,001,700	1,011,717
Transocean, Inc.
6.800%, 03/15/2038		770,000	581,350
7.250%, 11/01/2025 (A)		870,000	830,850
7.500%, 01/15/2026 (A)		350,000	337,750
Vesta Energy Corp. 8.125%, 07/24/2023 (A)	CAD	920,000	658,916
WPX Energy, Inc.
5.750%, 06/01/2026		$430,000	431,613
6.000%, 01/15/2022		210,000	216,825
8.250%, 08/01/2023		1,570,000	1,760,363
			55,246,270
Financials – 7.3%
Ally Financial, Inc. 8.000%, 11/01/2031		480,000	592,800
ASP AMC Merger Sub, Inc. 8.000%, 05/15/2025 (A)		2,160,000	1,004,400
Banco Mercantil del Norte SA (6.875% to 7-6-22, then 5 Year CMT + 5.035%) 07/06/2022 (A)(D)		200,000	197,250
Bank of America Corp. (5.875% to 3-15-28, then 3 month LIBOR + 2.931%) 03/15/2028 (D)		680,000	665,101
Barclays Bank PLC 7.625%, 11/21/2022		200,000	215,750
Barclays PLC 4.836%, 05/09/2028		200,000	192,963
Barclays PLC (8.000% to 12-15-20, then 5 Year Euro Swap Rate + 6.750%) 12/15/2020 (D)	EUR	980,000	1,219,204
BNP Paribas SA (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%) 08/19/2025 (A)(D)		$550,000	579,563
CIT Group, Inc. 5.250%, 03/07/2025		270,000	282,150
Citigroup, Inc. (5.950% to 5-15-25, then 3 month LIBOR + 3.905%) 05/15/2025 (D)		920,000	926,900

The accompanying notes are an integral part of the financial statements.	37

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Citigroup, Inc. (6.300% to 5-15-24, then 3 month LIBOR + 3.423%) 05/15/2024 (D)	$2,090,000	$2,126,575
Cooperatieve Rabobank UA 5.250%, 08/04/2045	330,000	356,256
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) 12/23/2025 (A)(D)	1,000,000	1,115,585
Credit Suisse Group AG (7.250% to 9-12-25, then 5 Year U.S. Swap Rate + 4.332%) 09/12/2025 (A)(D)	200,000	200,000
Credit Suisse Group AG (7.500% to 7-17-23, then 5 Year U.S. Swap Rate + 4.600%) 07/17/2023 (A)(D)	210,000	216,069
DAE Funding LLC
4.500%, 08/01/2022 (A)	10,000	9,900
5.750%, 11/15/2023 (A)	2,240,000	2,282,000
Danske Bank A/S 5.375%, 01/12/2024 (A)	450,000	463,524
Donnelley Financial Solutions, Inc. 8.250%, 10/15/2024	1,000,000	996,250
Fidelity & Guaranty Life Holdings, Inc. 5.500%, 05/01/2025 (A)	780,000	767,325
FirstCash, Inc. 5.375%, 06/01/2024 (A)	1,040,000	1,053,312
HSBC Holdings PLC (6.375% to 3-30-25, then 5 Year U.S. ISDAFIX + 4.368%) 03/30/2025 (D)	1,030,000	1,050,600
HSBC Holdings PLC (6.375% to 9-17-24, then 5 Year U.S. ISDAFIX + 3.705%) 09/17/2024 (D)	680,000	682,550
HSBC Holdings PLC (6.500% to 3-23-28, then 5 Year U.S. ISDAFIX + 3.606%) 03/23/2028 (D)	1,440,000	1,417,507
Intesa Sanpaolo SpA 5.017%, 06/26/2024 (A)	200,000	185,224
NatWest Markets NV 7.750%, 05/15/2023	820,000	891,673
Navient Corp.
5.875%, 10/25/2024	430,000	413,875
6.750%, 06/25/2025 to 06/15/2026	1,620,000	1,568,325
8.000%, 03/25/2020	788,000	822,932
Quicken Loans, Inc.
5.250%, 01/15/2028 (A)	2,280,000	2,077,650
5.750%, 05/01/2025 (A)	480,000	473,760
Radian Group, Inc. 4.500%, 10/01/2024	390,000	379,275
The Royal Bank of Scotland Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) 08/15/2021 (D)	870,000	932,901
UBS Group Funding Switzerland AG (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.344%) 01/31/2024 (A)(D)	1,010,000	1,017,070
		27,376,219
Health care – 8.7%
Air Medical Group Holdings, Inc. 6.375%, 05/15/2023 (A)(C)	530,000	450,500
Bausch Health Americas, Inc.
8.500%, 01/31/2027 (A)	2,130,000	2,205,881
9.250%, 04/01/2026 (A)	280,000	301,700
Bausch Health Companies, Inc.
5.500%, 11/01/2025 (A)	700,000	706,125
5.625%, 12/01/2021 (A)	63,000	63,095
High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Bausch Health Companies, Inc. (continued)
6.125%, 04/15/2025 (A)	$2,780,000	$2,675,750
7.000%, 03/15/2024 (A)	1,830,000	1,928,363
9.000%, 12/15/2025 (A)	500,000	536,095
BioScrip, Inc. 8.875%, 02/15/2021 (C)	1,601,000	1,568,980
Centene Corp.
5.375%, 06/01/2026 (A)	1,450,000	1,504,375
6.125%, 02/15/2024	330,000	345,263
Community Health Systems, Inc. 8.000%, 03/15/2026 (A)	1,380,000	1,361,825
DaVita, Inc. 5.000%, 05/01/2025	1,700,000	1,639,990
Endo Finance LLC
5.375%, 01/15/2023 (A)	565,000	468,950
6.000%, 02/01/2025 (A)	630,000	485,100
7.250%, 01/15/2022 (A)	580,000	556,620
HCA, Inc.
5.500%, 06/15/2047	1,740,000	1,795,413
5.625%, 09/01/2028	4,560,000	4,713,900
HLF Financing Sarl LLC 7.250%, 08/15/2026 (A)	900,000	918,045
Immucor, Inc. 11.125%, 02/15/2022 (A)	230,000	232,875
Jaguar Holding Company II 6.375%, 08/01/2023 (A)	1,104,000	1,112,280
NVA Holdings, Inc. 6.875%, 04/01/2026 (A)	1,610,000	1,553,650
RegionalCare Hospital Partners Holdings, Inc. 8.250%, 05/01/2023 (A)	1,160,000	1,241,200
Tenet Healthcare Corp. 6.750%, 06/15/2023 (C)	3,770,000	3,864,250
Teva Pharmaceutical Finance Netherlands III BV 2.800%, 07/21/2023	410,000	370,974
		32,601,199
Industrials – 8.0%
Ahern Rentals, Inc. 7.375%, 05/15/2023 (A)	770,000	710,325
Allison Transmission, Inc.
4.750%, 10/01/2027 (A)	300,000	287,250
5.000%, 10/01/2024 (A)	1,150,000	1,157,188
Avolon Holdings Funding, Ltd. 5.125%, 10/01/2023 (A)	1,620,000	1,636,200
BBA US Holdings, Inc. 5.375%, 05/01/2026 (A)	1,190,000	1,212,313
Beacon Roofing Supply, Inc. 4.875%, 11/01/2025 (A)	1,450,000	1,349,859
BWX Technologies, Inc. 5.375%, 07/15/2026 (A)	800,000	816,000
Cleaver-Brooks, Inc. 7.875%, 03/01/2023 (A)	930,000	909,075
Colfax Corp. 6.000%, 02/15/2024 (A)	240,000	248,400
Continental Airlines 2000-1 Class B Pass Through Trust 8.388%, 05/01/2022	143	149
Covanta Holding Corp. 5.875%, 07/01/2025	1,100,000	1,097,250
Flexi-Van Leasing, Inc. 10.000%, 02/15/2023 (A)	1,060,000	895,700
GFL Environmental, Inc. 5.375%, 03/01/2023 (A)	710,000	668,731

The accompanying notes are an integral part of the financial statements.	38

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Navios Maritime Acquisition Corp. 8.125%, 11/15/2021 (A)	$2,180,000	$1,580,500
Neovia Logistics Services LLC 8.875%, 08/01/2020 (A)	1,750,000	1,631,875
Park Aerospace Holdings, Ltd.
4.500%, 03/15/2023 (A)	1,350,000	1,339,875
5.250%, 08/15/2022 (A)	800,000	818,968
Park-Ohio Industries, Inc. 6.625%, 04/15/2027	1,528,000	1,501,260
Prime Security Services Borrower LLC 9.250%, 05/15/2023 (A)	787,000	829,892
Standard Industries, Inc.
4.750%, 01/15/2028 (A)	1,350,000	1,262,250
6.000%, 10/15/2025 (A)	360,000	375,750
The ADT Security Corp.
4.125%, 06/15/2023	510,000	500,438
6.250%, 10/15/2021	660,000	694,650
The Brink's Company 4.625%, 10/15/2027 (A)	990,000	942,975
The Hertz Corp. 5.875%, 10/15/2020	190,000	190,000
United Rentals North America, Inc.
4.625%, 10/15/2025	280,000	272,300
4.875%, 01/15/2028	1,000,000	954,800
5.500%, 07/15/2025 to 05/15/2027	1,840,000	1,865,875
6.500%, 12/15/2026	400,000	417,500
Waste Pro USA, Inc. 5.500%, 02/15/2026 (A)	880,000	853,600
XPO CNW, Inc. 6.700%, 05/01/2034	1,450,000	1,276,000
XPO Logistics, Inc.
6.125%, 09/01/2023 (A)	1,400,000	1,396,500
6.500%, 06/15/2022 (A)	635,000	646,113
		30,339,561
Information technology – 2.3%
CDK Global, Inc.
4.875%, 06/01/2027	490,000	481,528
5.875%, 06/15/2026	1,230,000	1,268,438
CommScope Technologies LLC 5.000%, 03/15/2027 (A)	830,000	743,099
Dell International LLC
5.875%, 06/15/2021 (A)	500,000	509,851
7.125%, 06/15/2024 (A)	750,000	795,851
First Data Corp. 5.000%, 01/15/2024 (A)	1,000,000	1,026,260
j2 Cloud Services LLC 6.000%, 07/15/2025 (A)	1,110,000	1,139,670
Qorvo, Inc. 5.500%, 07/15/2026 (A)	1,020,000	1,035,300
Travelport Corporate Finance PLC 6.000%, 03/15/2026 (A)	842,000	895,678
Vantiv LLC 4.375%, 11/15/2025 (A)	830,000	800,950
		8,696,625
Materials – 9.4%
Alcoa Nederland Holding BV
6.125%, 05/15/2028 (A)	1,190,000	1,218,263
6.750%, 09/30/2024 (A)	410,000	433,063
7.000%, 09/30/2026 (A)	1,530,000	1,637,100
ARD Securities Finance SARL (8.750% Cash or 8.750% PIK) 8.750%, 01/31/2023 (A)	1,000,292	940,274
Ardagh Packaging Finance PLC
6.000%, 02/15/2025 (A)	1,670,000	1,649,125
7.250%, 05/15/2024 (A)	270,000	281,475
High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Berry Global, Inc. 4.500%, 02/15/2026 (A)	$910,000	$861,088
BHP Billiton Finance USA, Ltd. (6.750% to 10-20-25, then 5 Year U.S. Swap Rate + 5.093%) 10/19/2075 (A)	660,000	723,987
First Quantum Minerals, Ltd.
6.500%, 03/01/2024 (A)	400,000	378,000
7.500%, 04/01/2025 (A)	3,080,000	2,972,200
Flex Acquisition Company, Inc. 7.875%, 07/15/2026 (A)	1,190,000	1,139,425
Freeport-McMoRan, Inc.
3.550%, 03/01/2022	500,000	494,375
4.550%, 11/14/2024	710,000	702,900
5.450%, 03/15/2043	4,000,000	3,510,000
FXI Holdings, Inc. 7.875%, 11/01/2024 (A)	1,130,000	1,081,975
Greif, Inc. 6.500%, 03/01/2027 (A)	1,250,000	1,273,438
Hudbay Minerals, Inc. 7.625%, 01/15/2025 (A)	2,520,000	2,611,350
Mercer International, Inc.
5.500%, 01/15/2026	750,000	716,250
6.500%, 02/01/2024	1,450,000	1,479,000
Midwest Vanadium Pty, Ltd. 11.500%, 02/15/2018 (A)(B)	1,953,148	2,441
Northwest Acquisitions ULC 7.125%, 11/01/2022 (A)	660,000	608,850
Olin Corp. 5.000%, 02/01/2030	830,000	806,138
Pactiv LLC
7.950%, 12/15/2025	1,710,000	1,665,113
8.375%, 04/15/2027	1,360,000	1,349,800
Summit Materials LLC
5.125%, 06/01/2025 (A)	580,000	553,900
6.500%, 03/15/2027 (A)	1,130,000	1,130,000
Teck Resources, Ltd.
4.750%, 01/15/2022	1,020,000	1,038,054
5.200%, 03/01/2042	1,440,000	1,353,312
U.S. Concrete, Inc. 6.375%, 06/01/2024	600,000	591,000
Valvoline, Inc.
4.375%, 08/15/2025	980,000	928,550
5.500%, 07/15/2024	1,300,000	1,304,875
		35,435,321
Real estate – 2.6%
CoreCivic, Inc.
4.625%, 05/01/2023	70,000	67,288
4.750%, 10/15/2027	1,170,000	1,021,679
5.000%, 10/15/2022	870,000	863,353
CTR Partnership LP 5.250%, 06/01/2025	660,000	663,300
Five Point Operating Company LP 7.875%, 11/15/2025 (A)	2,010,000	1,947,188
Hunt Companies, Inc. 6.250%, 02/15/2026 (A)	1,170,000	1,088,100
MPT Operating Partnership LP
5.000%, 10/15/2027	1,060,000	1,052,050
5.500%, 05/01/2024	160,000	163,800
The GEO Group, Inc.
5.125%, 04/01/2023	490,000	465,500
5.875%, 10/15/2024	1,170,000	1,108,575
6.000%, 04/15/2026	240,000	222,600

The accompanying notes are an integral part of the financial statements.	39

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
WeWork Companies, Inc. 7.875%, 05/01/2025 (A)	$1,130,000	$1,049,036
		9,712,469
Utilities – 0.2%
NRG Energy, Inc. 7.250%, 05/15/2026	70,000	75,863
Suburban Propane Partners LP 5.875%, 03/01/2027	920,000	867,100
		942,963
TOTAL CORPORATE BONDS (Cost $326,847,231)		$317,650,689
CONVERTIBLE BONDS – 1.5%
Communication services – 1.1%
DISH Network Corp.
2.375%, 03/15/2024	830,000	687,830
3.375%, 08/15/2026	220,000	188,958
GCI Liberty, Inc. 1.750%, 09/30/2046 (A)	420,000	458,837
Liberty Interactive LLC 1.750%, 09/30/2046 (A)	110,000	126,362
Liberty Media Corp.
2.125%, 03/31/2048 (A)	1,090,000	1,068,881
2.250%, 12/01/2048 (A)	660,000	697,095
Twitter, Inc.
0.250%, 06/15/2024 (A)	340,000	308,312
1.000%, 09/15/2021	660,000	612,601
		4,148,876
Energy – 0.2%
Cheniere Energy, Inc. 4.250%, 03/15/2045	260,000	197,763
Chesapeake Energy Corp. 5.500%, 09/15/2026	530,000	485,441
		683,204
Industrials – 0.1%
FTI Consulting, Inc. 2.000%, 08/15/2023 (A)	530,000	530,663
Information technology – 0.1%
Western Digital Corp. 1.500%, 02/01/2024 (A)	230,000	202,720
TOTAL CONVERTIBLE BONDS (Cost $5,756,909)		$5,565,463
TERM LOANS (E) – 3.1%
Consumer discretionary – 0.8%
CWGS Group LLC, 2016 Term Loan (1 month LIBOR + 2.750%) 5.264%, 11/08/2023	1,278,875	1,204,279
PetSmart, Inc., Term Loan B2 (1 month LIBOR + 3.000%) 5.520%, 03/11/2022	1,895,643	1,613,875
TOMS Shoes LLC, Term Loan B (3 month LIBOR + 5.500%) 8.300%, 10/28/2020	408,462	294,093
		3,112,247
Energy – 0.6%
Eastern Power LLC, Term Loan B (1 month LIBOR + 3.750%) 6.243%, 10/02/2023	778,330	772,982
Murray Energy Corp., 2018 Term Loan B2 (3 month LIBOR + 7.250%) 9.879%, 10/17/2022	811,335	666,058
High Yield Fund (continued)
	Shares or Principal Amount	Value
TERM LOANS (E) (continued)
Energy (continued)
Permian Production Partners LLC, Term Loan (1 month LIBOR + 6.000%) 8.490%, 05/18/2024	$828,750	$806,995
		2,246,035
Health care – 1.2%
Immucor, Inc., Extended Term Loan B (3 month LIBOR + 5.000%) 7.803%, 06/15/2021	833,849	832,807
Lantheus Medical Imaging, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 3.750%) 6.243%, 06/30/2022	1,021,800	1,020,094
Radnet Management, Inc., Reprice Term Loan (Prime Rate + 2.750% and 3 month LIBOR + 3.750%) 6.553%, 06/30/2023	1,576,753	1,572,811
RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B (1 month LIBOR + 4.500%) 6.981%, 11/16/2025	550,000	549,082
VVC Holding Corp., 2019 Term Loan B (3 month LIBOR + 4.500%) 7.197%, 02/11/2026	490,000	486,938
		4,461,732
Industrials – 0.5%
NCI Building Systems, Inc., 2018 Term Loan (3 month LIBOR + 3.750%) 6.547%, 04/12/2025	1,114,400	1,082,361
Temple Generation I LLC, 2nd Lien Term Loan (3 month LIBOR + 8.000%) 10.481%, 02/07/2023	601,219	596,211
		1,678,572
TOTAL TERM LOANS (Cost $11,971,907)		$11,498,586
ASSET BACKED SECURITIES – 3.4%
BlueMountain CLO, Ltd. Series 2012-2A, Class ER2 (3 month LIBOR + 5.750%) 8.394%, 11/20/2028 (A)(F)	1,000,000	949,068
Bowman Park CLO, Ltd. Series 2014-1A, Class D1R (3 month LIBOR + 3.350%) 6.027%, 11/23/2025 (A)(F)	1,500,000	1,501,026
Cumberland Park CLO, Ltd. Series 2015-2A, Class DR (3 month LIBOR + 2.700%) 5.461%, 07/20/2028 (A)(F)	1,000,000	983,202
Greenwood Park CLO, Ltd. Series 2018-1A, Class E (3 month LIBOR + 4.950%) 7.737%, 04/15/2031 (A)(F)	1,000,000	912,451
LCM, Ltd. Partnership Series 2022-A, Class DR (3 month LIBOR + 5.500%) 8.261%, 10/20/2028 (A)(F)	1,200,000	1,124,596
Madison Park Funding, Ltd. Series 2014-13A, Class DR2 (3 month LIBOR + 2.850%) 5.611%, 04/19/2030 (A)(F)	1,000,000	976,831
OZLM, Ltd.
Series 2014-7RA, Class DR (3 month LIBOR + 6.110%) 8.883%, 07/17/2029 (A)(F)	1,000,000	950,578
Series 2015-11A, Class CR (3 month LIBOR + 3.600%) 6.350%, 10/30/2030 (A)(F)	1,000,000	974,910

The accompanying notes are an integral part of the financial statements.	40

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Shackleton CLO, Ltd. Series 13-3A, Class DR (3 month LIBOR + 3.020%) 5.456%, 07/15/2030 (A)(F)	$500,000	$484,434
Sound Point CLO, Ltd. Series 2013-2RA, Class D (3 month LIBOR + 2.950%) 5.737%, 04/15/2029 (A)(F)	1,260,000	1,224,221
TCI-Symphony CLO, Ltd.
Series 2016-1A, Class DR (3 month LIBOR + 3.000%) 5.797%, 10/13/2029 (A)(F)	850,000	834,742
Series 2016-1A, Class ER (3 month LIBOR + 5.500%) 8.297%, 10/13/2029 (A)(F)	800,000	739,648
Voya CLO, Ltd. Series 2017-1A, Class C (3 month LIBOR + 3.330%) 6.103%, 04/17/2030 (A)(F)	1,000,000	989,323
TOTAL ASSET BACKED SECURITIES (Cost $13,034,950)		$12,645,030
COMMON STOCKS – 2.3%
Communication services – 0.1%
New Cotai, Inc., Class B (G)(H)(I)	11	232,123
Energy – 2.0%
Berry Petroleum Corp.	339,297	4,319,251
Blue Ridge Mountain Resources, Inc. (I)	225,352	1,123,673
Hercules Offshore, Inc. (H)(I)	120,022	114,360
KCAD Holdings I, Ltd. (H)(I)	752,218,031	1,880,523
MWO Holdings LLC (H)(I)	1,134	66,883
		7,504,690
Industrials – 0.2%
Temple Generation I LLC (I)	40,418	838,674
Real estate – 0.0%
Bossier Casino Venture Holdco, Inc. (H)(I)	163,507	42,512
TOTAL COMMON STOCKS (Cost $24,527,295)		$8,617,999
PREFERRED SECURITIES – 0.7%
Financials – 0.7%
B. Riley Financial, Inc., 6.875%	16,425	416,867
GMAC Capital Trust I (3 month LIBOR + 5.785%), 8.469% (F)	90,100	2,341,699
		2,758,566
TOTAL PREFERRED SECURITIES (Cost $2,753,875)		$2,758,566
ESCROW CERTIFICATES – 0.0%
Magellan Health, Inc. 9.750%, 05/15/2020 (H)(I)	$4,380,000	1,134
TOTAL ESCROW CERTIFICATES (Cost $0)		$1,134
PURCHASED OPTIONS – 0.0%
Puts – 0.0%
Over the Counter Option on SPDR S&P Oil & Gas Exploration & Production ETF (Expiration Date: 3-15-19; Strike Price: $30.00; Counterparty: Citigroup Global Markets, Inc.) (I)(J)	28,200	23,275
TOTAL PURCHASED OPTIONS (Cost $45,402)		$23,275
High Yield Fund (continued)
	Shares or Principal Amount	Value
SECURITIES LENDING COLLATERAL – 3.4%
John Hancock Collateral Trust, 2.5250% (K)(L)	1,263,253	$12,641,504
TOTAL SECURITIES LENDING COLLATERAL (Cost $12,641,198)		$12,641,504
SHORT-TERM INVESTMENTS – 2.2%
Money market funds – 2.2%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 2.3348% (K)	8,498,968	8,498,968
TOTAL SHORT-TERM INVESTMENTS (Cost $8,498,968)		$8,498,968
Total Investments (High Yield Fund) (Cost $413,963,069) – 102.7%		$386,371,701
Other assets and liabilities, net – (2.7%)		(10,213,900)
TOTAL NET ASSETS – 100.0%		$376,157,801
Currency Abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
MXN	Mexican Peso
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $190,322,648 or 50.6% of the fund's net assets as of 2-28-19.
(B)	Non-income producing - Issuer is in default.
(C)	All or a portion of this security is on loan as of 2-28-19.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(G)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to financial statements.
(H)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(I)	Non-income producing security.
(J)	For this type of option, notional amounts are equivalent to number of contracts.
(K)	The rate shown is the annualized seven-day yield as of 2-28-19.
(L)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	41

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	177	Long	Jun 2019	$20,285,674	$20,277,563	$(8,111)
U.S. Treasury Long Bond Futures	16	Short	Jun 2019	(2,328,031)	(2,311,500)	16,531
						$8,420

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
GBP	247,667	USD	317,401	JPMorgan Chase Bank N.A.	4/17/2019	$11,830	—
MXN	3,526,523	USD	181,240	JPMorgan Chase Bank N.A.	4/17/2019	417	—
USD	666,549	CAD	880,827	JPMorgan Chase Bank N.A.	4/17/2019	—	($3,551)
USD	1,275,460	EUR	1,099,743	JPMorgan Chase Bank N.A.	4/17/2019	19,925	—
						$32,172	($3,551)
Derivatives Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
USD	U.S. Dollar

OTC is an abbreviation for over-the-counter. See Notes to financial statements regarding investment transactions and other derivatives information.
Real Return Bond Fund
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 116.8%
U.S. Government – 104.4%
U.S. Treasury Bonds 3.000%, 02/15/2048 (A)	$70,000	$68,780
U.S. Treasury Inflation Protected Securities
0.125%, 04/15/2020 to 07/15/2026	202,541,139	199,306,456
0.125%, 01/15/2022 (A)	2,519,995	2,482,294
0.250%, 01/15/2025	140,959,525	137,581,452
0.375%, 07/15/2023 to 07/15/2027	76,673,230	75,632,657
0.375%, 01/15/2027 (A)	38,642,316	37,553,991
0.500%, 01/15/2028	28,124,374	27,466,308
0.625%, 07/15/2021 to 02/15/2043	225,754,453	224,568,480
0.750%, 07/15/2028 to 02/15/2045	19,507,531	18,141,165
0.875%, 01/15/2029 to 02/15/2047	46,860,487	44,581,517
1.000%, 02/15/2046 to 02/15/2048	29,664,204	28,768,325
1.125%, 01/15/2021	918,888	926,785
1.250%, 07/15/2020	8,513,089	8,624,823
1.375%, 02/15/2044	26,780,004	28,256,566
1.750%, 01/15/2028	12,924,303	13,986,772
1.875%, 07/15/2019	12,932,702	13,071,880
2.000%, 01/15/2026	15,034,422	16,337,308
2.125%, 02/15/2040 to 02/15/2041	33,787,557	40,575,373
2.375%, 01/15/2025 to 01/15/2027	112,771,888	123,895,466
2.500%, 01/15/2029	28,111,536	32,653,306
3.375%, 04/15/2032	6,948,984	9,126,649
3.625%, 04/15/2028	48,080,516	59,920,342
3.875%, 04/15/2029	20,324,929	26,325,944
		1,169,852,639
Real Return Bond Fund (continued)
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency – 12.4%
Federal National Mortgage Association
3.452%, (12 month Treasury Average Index + 1.200%), 10/01/2044 (B)		$16,798	$17,088
3.500%, TBA (C)		86,250,000	86,253,319
4.000%, TBA (C)		51,700,000	52,660,586
			138,930,993
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $1,335,842,274)			$1,308,783,632
FOREIGN GOVERNMENT OBLIGATIONS – 5.8%
Argentina – 0.3%
Republic of Argentina
5.875%, 01/11/2028		$1,170,000	912,600
6.875%, 01/26/2027		2,820,000	2,339,190
			3,251,790
Australia – 0.8%
Commonwealth of Australia
1.250%, 02/21/2022	AUD	4,100,000	3,403,102
3.000%, 09/20/2025		5,540,000	5,613,051
			9,016,153
Canada – 0.2%
Government of Canada 4.250%, 12/01/2026	CAD	2,886,024	2,843,302
France – 1.6%
Government of France
1.850%, 07/25/2027	EUR	1,332,828	1,855,705
2.100%, 07/25/2023		12,125,133	15,698,872
			17,554,577

The accompanying notes are an integral part of the financial statements.	42

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Italy – 0.3%
Republic of Italy 2.350%, 09/15/2024 (D)	EUR	2,934,033	$3,519,405
Japan – 0.5%
Government of Japan, CPI Linked Bond 0.100%, 03/10/2028	JPY	554,213,000	5,148,590
New Zealand – 0.3%
Dominion of New Zealand, Inflation Linked Bond
2.000%, 09/20/2025	NZD	3,600,000	2,816,962
3.000%, 09/20/2030		600,000	520,683
			3,337,645
Peru – 0.1%
Republic of Peru 5.940%, 02/12/2029 (D)	PEN	3,200,000	1,003,934
Qatar – 0.2%
Government of Qatar
3.875%, 04/23/2023 (D)		$1,200,000	1,228,462
5.103%, 04/23/2048 (D)		900,000	971,010
			2,199,472
Spain – 0.0%
Autonomous Community of Catalonia 4.950%, 02/11/2020	EUR	300,000	353,018
United Kingdom – 1.5%
Government of United Kingdom, Inflation Linked Bond
0.125%, 03/22/2026	GBP	552,900	844,719
0.125%, 08/10/2028		6,453,868	10,323,523
0.125%, 03/22/2046		146,222	300,737
0.125%, 08/10/2048		436,464	932,018
0.125%, 11/22/2056		532,572	1,284,915
0.125%, 11/22/2065		573,464	1,590,318
1.875%, 11/22/2022		1,277,457	1,957,749
			17,233,979
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $67,848,719)			$65,461,865
CORPORATE BONDS – 4.0%
Communication services – 0.5%
AT&T, Inc.
5.150%, 02/15/2050		$900,000	871,807
5.300%, 08/15/2058		300,000	285,362
AT&T, Inc. (3 month LIBOR + 0.750%) 3.488%, 06/01/2021 (B)		1,800,000	1,805,130
AT&T, Inc. (3 month LIBOR + 0.950%) 3.737%, 07/15/2021 (B)		2,400,000	2,417,969
Telefonica Emisiones SAU 5.877%, 07/15/2019		200,000	202,205
Time Warner Cable LLC 8.250%, 04/01/2019		100,000	100,403
			5,682,876
Consumer discretionary – 0.1%
eBay, Inc. 2.750%, 01/30/2023		700,000	682,397
Volkswagen Group of America Finance LLC 2.125%, 05/23/2019 (D)		300,000	299,430
			981,827
Consumer staples – 0.1%
BAT Capital Corp. (3 month LIBOR + 0.590%) 3.204%, 08/14/2020 (B)		900,000	897,147
Real Return Bond Fund (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy – 0.5%
Enbridge, Inc. (3 month LIBOR + 0.400%) 3.183%, 01/10/2020 (B)		$1,000,000	$998,356
Petrobras Global Finance BV
4.375%, 05/20/2023		32,000	32,104
5.999%, 01/27/2028		2,838,000	2,879,151
6.125%, 01/17/2022		38,000	39,995
7.375%, 01/17/2027		1,500,000	1,648,500
			5,598,106
Financials – 2.3%
Bank of America Corp. (5.875% to 3-15-28, then 3 month LIBOR + 2.931%) 03/15/2028 (E)		770,000	753,129
Credit Suisse Group Funding Guernsey, Ltd. 3.800%, 09/15/2022		500,000	502,674
Deutsche Bank AG 4.250%, 10/14/2021		4,200,000	4,173,661
General Motors Financial Company, Inc. 2.350%, 10/04/2019		100,000	99,607
HSBC Holdings PLC 6.000%, 03/29/2040	GBP	400,000	672,582
ING Bank NV 2.625%, 12/05/2022 (D)		$1,200,000	1,185,436
Intesa Sanpaolo SpA 6.500%, 02/24/2021 (D)		600,000	620,526
JPMorgan Chase & Co. (3 month LIBOR + 3.470%) 6.221%, 04/30/2019 (B)(E)		1,076,000	1,081,111
Jyske Realkredit A/S 2.500%, 10/01/2047	DKK	7,343	1,176
Lehman Brothers Holdings, Inc. 1.000%, 04/05/2049 (F)	EUR	36,000	880
Lloyds Banking Group PLC (3 month LIBOR + 0.800%) 3.590%, 06/21/2021 (B)		$900,000	898,153
National Rural Utilities Cooperative Finance Corp. (3 month LIBOR + 0.375%) 3.178%, 06/30/2021 (B)		600,000	599,128
Nordea Kredit Realkreditaktieselskab 2.500%, 10/01/2047	DKK	2,856	458
Nykredit Realkredit A/S 2.500%, 10/01/2047		17,000	2,723
Realkredit Danmark A/S 2.500%, 07/01/2047		74,270	11,892
The Goldman Sachs Group, Inc. (3 month LIBOR + 1.200%) 3.988%, 09/15/2020 (B)		$2,000,000	2,022,117
The Royal Bank of Scotland Group PLC (3 month LIBOR + 1.550%) 4.372%, 06/25/2024 (B)		1,300,000	1,272,534
The Royal Bank of Scotland Group PLC (4.519% to 6-25-23, then 3 month LIBOR + 1.550%) 06/25/2024		800,000	806,086
The Toronto-Dominion Bank 2.250%, 03/15/2021 (D)		1,800,000	1,779,028
UBS AG (3 month LIBOR + 0.580%) 3.347%, 06/08/2020 (B)(D)		2,800,000	2,810,030
UniCredit SpA 7.830%, 12/04/2023 (D)		6,150,000	6,580,500
			25,873,431
Industrials – 0.1%
AerCap Ireland Capital DAC
3.750%, 05/15/2019		100,000	100,251
4.625%, 10/30/2020		300,000	304,794

The accompanying notes are an integral part of the financial statements.	43

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
International Lease Finance Corp.
5.875%, 04/01/2019	$100,000	$100,156
6.250%, 05/15/2019	400,000	402,505
8.250%, 12/15/2020	200,000	215,841
Ryder System, Inc. 2.450%, 09/03/2019	100,000	99,743
		1,223,290
Information technology – 0.0%
Dell International LLC 3.480%, 06/01/2019 (D)	200,000	199,932
VMware, Inc. 3.900%, 08/21/2027	100,000	93,295
		293,227
Real estate – 0.0%
American Tower Corp. 2.800%, 06/01/2020	100,000	99,599
Utilities – 0.4%
Consolidated Edison Company of New York, Inc. (3 month LIBOR + 0.400%) 3.222%, 06/25/2021 (B)	400,000	399,000
Dominion Energy Gas Holdings LLC (3 month LIBOR + 0.600%) 3.388%, 06/15/2021 (B)	900,000	894,244
NextEra Energy Capital Holdings, Inc. (3 month LIBOR + 0.315%) 3.053%, 09/03/2019 (B)	2,240,000	2,238,703
Sempra Energy (3 month LIBOR + 0.450%) 3.238%, 03/15/2021 (B)	500,000	493,606
		4,025,553
TOTAL CORPORATE BONDS (Cost $40,490,957)		$44,675,056
MUNICIPAL BONDS – 0.1%
Tobacco Settlement Finance Authority, Series A (West Virginia) 7.467%, 06/01/2047	590,000	571,651
TOTAL MUNICIPAL BONDS (Cost $565,013)		$571,651
COLLATERALIZED MORTGAGE OBLIGATIONS – 2.1%
Commercial and residential – 1.6%
Banc of America Alternative Loan Trust Series 2004-12, Class 1CB1 6.000%, 01/25/2035	1,776,953	1,789,186
Banc of America Funding Trust Series 2006-J, Class 2A1 4.202%, 01/20/2047 (G)	2,951,158	2,800,541
Banc of America Mortgage Trust Series 2005-A, Class 2A2 4.081%, 02/25/2035 (G)	140,457	138,829
Bear Stearns ALT-A Trust
Series 2003-3, Class 1A, 3.919%, 10/25/2033 (G)	1,672	1,739
Series 2004-9, Class 6A1, 4.694%, 09/25/2034 (G)	46,202	45,903
Bear Stearns ARM Trust Series 2003-3, Class 3A2 4.222%, 05/25/2033 (G)	23,928	24,269
Bella Vista Mortgage Trust Series 2005-1, Class 1A1 (1 month LIBOR + 0.600%) 3.106%, 01/22/2045 (B)	453,824	438,776
Real Return Bond Fund (continued)
		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2004-A, Class A1 (1 month LIBOR + 0.360%) 2.870%, 03/25/2035 (B)(D)		$904,205	$904,524
Citicorp Mortgage Securities Trust Series 2007-3, Class 3A1 5.500%, 04/25/2037		113,780	112,805
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class A1A (1 Year CMT + 2.400%), 4.490%, 05/25/2035 (B)		11,012	11,078
Series 2005-6, Class A3 (1 Year CMT + 1.800%), 3.890%, 09/25/2035 (B)		13,619	13,309
Series 2015-2, Class 1A1 (1 month LIBOR + 0.200%), 2.706%, 06/25/2047 (B)(D)		638,637	638,428
Countrywide Alternative Loan Trust Series 2004-18CB, Class 4A1 5.500%, 09/25/2034		626,500	640,034
CSMC Trust
Series 2010-16, Class B9, 4.016%, 06/25/2050 (D)(G)		2,141,839	1,575,240
Series 2015-12R, Class 2A2 (1 month LIBOR + 0.500%), 3.006%, 11/30/2037 (B)(D)		1,500,000	1,302,022
GSR Mortgage Loan Trust Series 2004-12, Class 3A6 4.447%, 12/25/2034 (G)		413,514	415,897
HarborView Mortgage Loan Trust
Series 2004-1, Class 2A, 4.398%, 04/19/2034 (G)		1,620,227	1,613,170
Series 2005-9, Class B1 (1 month LIBOR + 0.600%), 3.106%, 06/20/2035 (B)		1,290,685	1,285,559
JPMorgan Mortgage Trust Series 2007-A1, Class 4A2 4.565%, 07/25/2035 (G)		90,234	92,709
LMREC, Inc. Series 2015-CRE1, Class AR (1 month LIBOR + 0.980%) 3.490%, 02/22/2032 (B)(D)		597,480	594,948
MASTR Alternative Loan Trust Series 2006-2, Class 2A1 (1 month LIBOR + 0.400%) 2.910%, 03/25/2036 (B)		470,044	82,844
New York Mortgage Trust Series 2006-1, Class 2A3 4.151%, 05/25/2036 (G)		439,490	425,994
Residential Accredit Loans Trust Series 2006-QO6, Class A1 (1 month LIBOR + 0.180%) 2.690%, 06/25/2046 (B)		702,040	282,817
Structured Adjustable Rate Mortgage Loan Trust Series 2005-19XS, Class 1A1 (1 month LIBOR + 0.320%) 2.830%, 10/25/2035 (B)		1,071,749	1,010,657
SWAN Trust Series 2010-1, Class A (1 month BBSW + 1.300%) 3.325%, 04/25/2041 (B)	AUD	298,962	212,096

The accompanying notes are an integral part of the financial statements.	44

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)
		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Thornburg Mortgage Securities Trust Series 2007-4, Class 2A1 4.220%, 09/25/2037 (G)		$1,198,755	$1,197,301
WaMu Mortgage Pass-Through Certificates
Series 2006-5, Class 3A6 , 6.268%, 07/25/2036		540,307	203,740
Series 2007-HY3, Class 4A1, 3.860%, 03/25/2037 (G)		252,122	250,739
			18,105,154
U.S. Government Agency – 0.5%
Federal National Mortgage Association
Series 2003-34, Class A1, 6.000%, 04/25/2043		6,845	7,586
Series 2004-T3, Class 1A1, 6.000%, 02/25/2044		7,399	8,179
Series 2004-W12, Class 1A1, 6.000%, 07/25/2044		44,693	49,775
Series 2007-63, Class FC (1 month LIBOR + 0.350%), 2.860%, 07/25/2037 (B)		189,572	189,440
Government National Mortgage Association Series 2019-20, Class FE (1 month LIBOR + 0.400%) 2.898%, 02/20/2049 (B)		5,700,000	5,682,187
			5,937,167
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $24,614,983)			$24,042,321
ASSET BACKED SECURITIES – 4.9%
ABFC Trust Series 2005-WF1, Class M2 (1 month LIBOR + 0.600%) 3.110%, 10/25/2034 (B)		304,117	304,934
ACE Securities Corp. Series 2004-OP1, Class M1 (1 month LIBOR + 0.780%) 3.290%, 04/25/2034 (B)		526,308	515,756
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-W7, Class A2 (1 month LIBOR + 1.040%) 3.550%, 05/25/2034 (B)		247,589	234,728
Aurium CLO, Ltd. Series 2A, Class AR (3 month EURIBOR + 0.680%) 0.680%, 10/13/2029 (B)(D)	EUR	500,000	565,923
B&M CLO, Ltd. Series 2014-1A, Class A1R (3 month LIBOR + 0.730%) 3.509%, 04/16/2026 (B)(D)		$330,201	328,647
Barings Euro Series 2016-1A, Class A1R (3 month EURIBOR + 0.680%) 0.680%, 07/27/2030 (B)(D)	EUR	400,000	449,995
Bayview Opportunity Master Fund IVb Trust Series 2018-SBR2, Class A1 3.844%, 04/28/2033 (D)		$190,935	191,294
Real Return Bond Fund (continued)
		Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
CIFC Funding, Ltd. Series 2015-5A, Class A1 R (3 month LIBOR + 0.860%) 3.631%, 10/25/2027 (B)(D)		$1,120,000	$1,108,034
CIT Mortgage Loan Trust Series 2007-1, Class 1A (1 month LIBOR + 1.350%) 3.856%, 10/25/2037 (B)(D)		1,641,737	1,652,967
Citigroup Mortgage Loan Trust, Inc.
Series 2005-HE4, Class M3 (1 month LIBOR + 0.460%) 2.970%, 10/25/2035 (B)		1,400,000	1,280,489
Series 2006-AMC1, Class A1 (1 month LIBOR + 0.145%) 2.655%, 09/25/2036 (B)(D)		2,043,618	1,957,134
Series 2007-OPX1, Class A5A 5.764%, 01/25/2037		410,563	270,451
Countrywide Asset-Backed Certificates Series 2005-8, Class M5 (1 month LIBOR + 0.975%) 3.485%, 12/25/2035 (B)		500,000	510,398
Credit-Based Asset Servicing & Securitization LLC Series 2005-CB3, Class M4 (1 month LIBOR + 1.050%) 3.560%, 05/25/2035 (B)		100,000	99,789
Crown Point CLO 5, Ltd. Series 2018-5A, Class A (3 month LIBOR + 0.940%) 3.713%, 07/17/2028 (B)(D)		4,900,000	4,852,842
CSMC Trust Series 2017-1A, Class A 4.500%, 03/25/2021		671,472	673,035
CVP Cascade, Ltd. Series 2013-CLO1, Class A1R (3 month LIBOR + 1.150%) 3.929%, 01/16/2026 (B)(D)		268,642	268,600
CWABS Asset-Backed Certificates Trust Series 2005-11, Class MV3 (1 month LIBOR + 0.530%) 3.040%, 02/25/2036 (B)		1,900,000	1,884,580
Elm Park CLO DAC Series 1A, Class A1R (3 month EURIBOR + 0.620%) 6.950%, 04/16/2029 (B)(D)	EUR	400,000	450,537
Evans Grove CLO, Ltd. Series 2018-1A, Class A1 (3 month LIBOR + 0.920%) 3.627%, 05/28/2028 (B)(D)		$1,600,000	1,584,570
First Franklin Mortgage Loan Trust Series 2006-FF10, Class A5 (1 month LIBOR + 0.310%) 2.820%, 07/25/2036 (B)		1,500,000	1,441,892
Halcyon Loan Advisors Funding, Ltd. Series 2015-1A, Class AR (3 month LIBOR + 0.920%) 3.681%, 04/20/2027 (B)(D)		500,000	497,622
Home Equity Asset Trust Series 2004-3, Class M1 (1 month LIBOR + 0.855%) 3.365%, 08/25/2034 (B)		402,805	397,248
ICG US CLO, Ltd. Series 2015-2A, Class AR (3 month LIBOR + 0.850%) 3.629%, 01/16/2028 (B)(D)		710,000	705,096

The accompanying notes are an integral part of the financial statements.	45

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)
		Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
JMP Credit Advisors CLO IIIR, Ltd. Series 2014-1RA, Class A (3 month LIBOR + 0.850%) 3.623%, 01/17/2028 (B)(D)		$900,000	$893,983
Loomis Sayles CLO II, Ltd. Series 2015-2A, Class A1R (3 month LIBOR + 0.900%) 3.679%, 04/15/2028 (B)(D)		1,190,000	1,178,131
Monarch Grove CLO, Ltd. Series 2018-1A, Class A1 (3 month LIBOR + 0.880%) 3.651%, 01/25/2028 (B)(D)		1,600,000	1,587,882
Morgan Stanley ABS Capital I, Inc. Trust
Series 2004-NC7, Class M3 (1 month LIBOR + 0.975%) 3.485%, 07/25/2034 (B)		84,327	82,639
Series 2005-HE2, Class M2 (1 month LIBOR + 0.660%) 3.170%, 01/25/2035 (B)		1,003,645	986,085
Navient Student Loan Trust Series 2016-7A, Class A (1 month LIBOR + 1.150%) 3.660%, 03/25/2066 (B)(D)		1,248,813	1,263,783
Neuberger Berman CLO XIX, Ltd. Series 2015-19A, Class A1R2 (3 month LIBOR + 0.800%) 3.587%, 07/15/2027 (B)(D)		950,000	943,125
Octagon Investment Partners XXIII, Ltd. Series 2015-1A, Class A1R (3 month LIBOR + 0.850%) 3.637%, 07/15/2027 (B)(D)		340,000	337,188
Penta CLO 2 BV Series 2015-2A, Class AR (3 month EURIBOR + 0.790%) 0.790%, 08/04/2028 (B)(D)	EUR	1,000,000	1,136,908
RASC Series Trust Series 2005-KS8, Class M4 (1 month LIBOR + 0.590%) 3.100%, 08/25/2035 (B)		$3,000,000	3,004,344
RMAT LP Series 2018-NPL1, Class A1 4.090%, 05/25/2048 (D)		786,927	786,070
Saxon Asset Securities Trust Series 2007-3, Class 1A (1 month LIBOR + 0.310%) 2.820%, 09/25/2047 (B)		1,131,151	1,083,838
SLM Student Loan Trust Series 2008-9, Class A (3 month LIBOR + 1.500%) 4.271%, 04/25/2023 (B)		2,333,725	2,352,777
Sound Point CLO IX, Ltd. Series 2015-2A, Class AR (3 month LIBOR + 0.880%) 3.641%, 07/20/2027 (B)(D)		300,000	298,095
Sound Point CLO VIII, Ltd. Series 2015-1A, Class AR (3 month LIBOR + 0.860%) 3.647%, 04/15/2027 (B)(D)		900,000	895,175
Structured Asset Investment Loan Trust Series 2005-10, Class A1 (1 month LIBOR + 0.440%) 2.950%, 12/25/2035 (B)		685,181	679,300
Symphony CLO XVII, Ltd. Series 2016-17A, Class AR (3 month LIBOR + 0.880%) 3.667%, 04/15/2028 (B)(D)		320,000	317,685
Real Return Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Telos CLO, Ltd. Series 2014-5A, Class A1R (3 month LIBOR + 0.950%) 3.723%, 04/17/2028 (B)(D)	$510,000	$506,057
TICP CLO I, Ltd. Series 2015-1A, Class AR (3 month LIBOR + 0.800%) 3.561%, 07/20/2027 (B)(D)	350,000	347,580
TICP CLO III-2, Ltd. Series 2018-3R, Class A (3 month LIBOR + 0.840%) 3.601%, 04/20/2028 (B)(D)	560,000	555,052
Tralee CLO III, Ltd. Series 2014-3A, Class AR (3 month LIBOR + 1.030%) 3.791%, 10/20/2027 (B)(D)	700,000	697,494
Venture CDO, Ltd. Series 2018-35A, Class AS (3 month LIBOR + 1.150%) 3.650%, 10/22/2031 (B)(D)	1,700,000	1,713,750
Venture XII CLO, Ltd. Series 2012-12A, Class ARR (3 month LIBOR + 0.800%) 3.507%, 02/28/2026 (B)(D)	3,700,000	3,681,078
Venture XVI CLO, Ltd. Series 2014-16A, Class ARR (3 month LIBOR + 0.850%) 3.637%, 01/15/2028 (B)(D)	4,900,000	4,864,647
Venture XVII CLO, Ltd. Series 2014-17A, Class ARR (3 month LIBOR + 0.880%) 3.667%, 04/15/2027 (B)(D)	530,000	524,833
Venture XXI CLO, Ltd. Series 2015-21A, Class AR (3 month LIBOR + 0.880%) 3.667%, 07/15/2027 (B)(D)	600,000	597,091
VOLT LXII LLC Series 2017-NPL9, Class A1 3.125%, 09/25/2047 (D)	1,158,998	1,153,253
TOTAL ASSET BACKED SECURITIES (Cost $54,845,221)		$54,694,404
COMMON STOCKS – 0.0%
Financials – 0.0%
Rescap Liquidating Trust (H)	1,029	2,161
TOTAL COMMON STOCKS (Cost $242)		$2,161
PURCHASED OPTIONS – 0.1%
Calls – 0.1%
Exchange Traded Option on 10-Year U.S. Treasury Note Futures (Expiration Date: 3-22-19; Strike Price: $138.50; Notional Amount: 45,000) (H)	45	0
Exchange Traded Option on 10-Year U.S. Treasury Note Futures (Expiration Date: 3-22-19; Strike Price: $139.50; Notional Amount: 26,000) (H)	26	0
Exchange Traded Option on 10-Year U.S. Treasury Note Futures (Expiration Date: 5-24-19; Strike Price: $138.00; Notional Amount: 153,000) (H)	153	1,731

The accompanying notes are an integral part of the financial statements.	46

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)
	Shares or Principal Amount	Value
PURCHASED OPTIONS (continued)
Calls (continued)
Exchange Traded Option on 5-Year U.S. Treasury Bond Futures (Expiration Date: 5-24-19; Strike Price: $124.25; Notional Amount: 185,000) (H)	185	$1,445
Exchange Traded Option on Euro SCHATZ Futures (Expiration Date: 5-24-19; Strike Price: $114.00; Notional Amount: 131,000,000)	1,310	7,428
Exchange Traded Option on U.S. Treasury Bond Futures (Expiration Date: 5-24-19; Strike Price: $190.00; Notional Amount: 37,000) (H)	37	0
Exchange Traded Option on U.S. Treasury Bond Futures (Expiration Date: 5-24-19; Strike Price: $192.00; Notional Amount: 244,000) (H)	244	0
Over the Counter Option on 2 Year Interest Rate Swap. Receive a floating rate based on 3-month LIBOR and pay a fixed rate of 2.500% (Expiration Date: 2-20-20; Strike Rate: 2.500%; Counterparty: Morgan Stanley & Company, Inc.) (H)(I)	74,000,000	302,608
Over the Counter Option on 2 Year Interest Rate Swap. Receive a floating rate based on 3-month LIBOR and pay a fixed rate of 2.500% (Expiration Date: 2-21-20; Strike Rate: 2.500%; Counterparty: Morgan Stanley & Company, Inc.) (H)(I)	72,900,000	299,131
		612,343
Puts – 0.0%
Exchange Traded Option on 2-Year U.S. Treasury Bond Futures (Expiration Date: 5-24-19; Strike Price: $104.50; Notional Amount: 32,000) (H)	16	250
Exchange Traded Option on Euro BOBL Futures (Expiration Date: 5-24-19; Strike Price: $127.75; Notional Amount: 8,800,000)	88	497
Exchange Traded Option on Euro BUND Futures (Expiration Date: 5-24-19; Strike Price: $144.00; Notional Amount: 10,000,000)	100	1,127
Exchange Traded Option on Euro BUND Futures (Expiration Date: 5-24-19; Strike Price: $145.00; Notional Amount: 3,300,000) (H)	33	374
Exchange Traded Option on Euro BUND Futures (Expiration Date: 5-24-19; Strike Price: $148.00; Notional Amount: 8,800,000)	88	994
Exchange Traded Option on Ultra U.S. Treasury Bond Futures (Expiration Date: 5-24-19; Strike Price: $11400; Notional Amount: 70,000) (H)	70	0
Real Return Bond Fund (continued)
	Shares or Principal Amount	Value
PURCHASED OPTIONS (continued)
Puts (continued)
Exchange Traded Option on Ultra U.S. Treasury Bond Futures (Expiration Date: 5-24-19; Strike Price: $119.00; Notional Amount: 11,000) (H)	11	$0
		3,242
TOTAL PURCHASED OPTIONS (Cost $641,500)		$615,585
SHORT-TERM INVESTMENTS – 0.9%
Commercial paper – 0.6%
Arrow Electronics, Inc. 3.000%, 03/05/2019 *	$4,300,000	4,298,207
Enbridge Energy Partners LP 2.870%, 03/06/2019 *	3,000,000	2,998,682
		7,296,889
Repurchase agreement – 0.3%
Repurchase Agreement with State Street Corp. dated 2-28-19 at 1.300% to be repurchased at $2,854,103 on 3-1-2019, collateralized by $2,915,000 U.S. Treasury Notes, 2.500% due 2-28-21 (valued at $2,915,000, including interest)	2,854,000	2,854,000
TOTAL SHORT-TERM INVESTMENTS (Cost $10,151,371)		$10,150,889
Total Investments (Real Return Bond Fund) (Cost $1,535,000,280) – 134.7%		$1,508,997,564
Other assets and liabilities, net – (34.7%)		(388,696,359)
TOTAL NET ASSETS – 100.0%		$1,120,301,205
SALE COMMITMENTS OUTSTANDING - (2.1)%
U.S. Government Agency – (2.1%)
Federal National Mortgage Association 3.000%, TBA (C)	$(24,400,000)	$(23,835,877)
TOTAL SALE COMMITMENTS OUTSTANDING (Cost $(23,812,875))		$(23,835,877)
Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
Security Abbreviations and Legend
BBSW	Bank Bill Swap Rate
CMT	Constant Maturity Treasury
CPI	Consumer Price Index
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.

The accompanying notes are an integral part of the financial statements.	47

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Non-income producing - Issuer is in default.
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
Real Return Bond Fund (continued)
(H)	Non-income producing security.
(I)	For this type of option, notional amounts are equivalent to number of contracts.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	16	Long	Jun 2019	$3,397,020	$3,395,125	$(1,895)
German Euro BOBL Futures	546	Long	Jun 2019	82,233,415	82,009,304	(224,111)
German Euro BUND Futures	7	Long	Mar 2019	1,323,873	1,316,222	(7,651)
German Euro BUND Futures	687	Long	Jun 2019	127,895,472	127,192,991	(702,481)
Ultra U.S. Treasury Bond Futures	82	Long	Jun 2019	13,323,834	13,086,688	(237,146)
10-Year Australian Treasury Bond Futures	29	Short	Mar 2019	(2,694,354)	(2,777,359)	(83,005)
10-Year U.S. Treasury Note Futures	86	Short	Jun 2019	(10,540,157)	(10,492,000)	48,157
10-Year Ultra U.S. Treasury Bond Futures	323	Short	Jun 2019	(41,985,494)	(41,813,359)	172,135
3-Year Australian Treasury Bond Futures	56	Short	Mar 2019	(4,435,157)	(4,477,976)	(42,819)
5-Year U.S. Treasury Note Futures	189	Short	Jun 2019	(21,669,504)	(21,652,312)	17,192
Euro SCHATZ Futures	1,306	Short	Jun 2019	(166,100,751)	(166,057,612)	43,139
Euro-BTP Italian Government Bond Futures	259	Short	Mar 2019	(37,466,226)	(37,779,426)	(313,200)
Euro-Buxl Futures	151	Short	Mar 2019	(31,974,829)	(31,609,764)	365,065
Euro-OAT Futures	201	Short	Jun 2019	(36,333,235)	(36,161,984)	171,251
U.K. Long Gilt Bond Futures	160	Short	Jun 2019	(27,021,258)	(26,694,644)	326,614
U.S. Treasury Long Bond Futures	266	Short	Jun 2019	(38,792,822)	(38,428,688)	364,134
						$(104,621)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	13,256,000	USD	9,471,664	Goldman Sachs Bank USA	3/4/2019	—	($68,518)
AUD	8,750,000	USD	6,220,812	JPMorgan Chase Bank N.A.	3/4/2019	—	(13,998)
CAD	9,059,000	USD	6,860,280	HSBC Bank USA	3/4/2019	$24,191	—
CNY	19,796,370	USD	2,868,000	Citibank N.A.	4/15/2019	86,313	—
COP	8,520,894,250	USD	2,729,612	Citibank N.A.	6/11/2019	23,946	—
EUR	557,000	USD	632,211	Goldman Sachs Bank USA	3/4/2019	1,348	—
EUR	529,000	USD	600,776	JPMorgan Chase Bank N.A.	3/4/2019	934	—
GBP	14,194,000	USD	18,488,139	Citibank N.A.	3/4/2019	338,069	—
GBP	1,027,000	USD	1,344,995	JPMorgan Chase Bank N.A.	3/4/2019	17,166	—
IDR	24,354,084,000	USD	1,656,740	Goldman Sachs Bank USA	3/20/2019	60,573	—
IDR	24,354,084,000	USD	1,706,304	Standard Chartered Bank	6/19/2019	—	(11,086)
JPY	378,700,000	USD	3,467,269	Goldman Sachs Bank USA	3/4/2019	—	(69,790)
JPY	152,600,000	USD	1,380,391	Barclays Bank PLC Wholesale	4/2/2019	—	(8,174)
KRW	2,744,059,990	USD	2,440,900	Goldman Sachs Bank USA	3/20/2019	—	(1,895)
MXN	2,531,000	USD	132,136	HSBC Bank USA	3/29/2019	—	(1,383)
MXN	2,531,000	USD	129,976	Citibank N.A.	6/26/2019	—	(951)
MXN	18,237,000	USD	926,277	JPMorgan Chase Bank N.A.	8/14/2019	—	(3,433)
USD	15,859,262	AUD	22,006,000	Goldman Sachs Bank USA	3/4/2019	249,303	—
USD	9,475,906	AUD	13,256,000	Goldman Sachs Bank USA	4/2/2019	68,021	—
USD	6,836,512	CAD	9,059,000	Bank of America, N.A.	3/4/2019	—	(47,959)
USD	6,865,349	CAD	9,059,000	HSBC Bank USA	4/2/2019	—	(24,092)
USD	2,867,464	CNY	20,118,130	Credit Suisse International	4/15/2019	—	(134,867)
USD	9,950,486	EUR	8,636,000	Bank of America, N.A.	3/4/2019	127,473	—
USD	1,078,849	EUR	951,000	Citibank N.A.	3/4/2019	—	(2,865)
USD	15,395,379	EUR	13,579,000	HSBC Bank USA	3/4/2019	—	(50,047)
The accompanying notes are an integral part of the financial statements.	48

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	25,203,677	EUR	22,080,000	JPMorgan Chase Bank N.A.	4/2/2019	$27,273	—
USD	19,997,068	GBP	15,221,000	Goldman Sachs Bank USA	3/4/2019	—	($191,300)
USD	18,566,149	GBP	14,026,000	Citibank N.A.	4/2/2019	—	(65,165)
USD	1,726,505	IDR	24,354,084,000	Standard Chartered Bank London	3/20/2019	9,192	—
USD	1,377,043	JPY	152,600,000	Barclays Bank PLC Wholesale	3/4/2019	8,004	—
USD	2,047,393	JPY	226,100,000	Citibank N.A.	3/4/2019	18,953	—
USD	2,448,414	KRW	2,744,059,990	Citibank N.A.	3/20/2019	9,409	—
USD	2,447,868	KRW	2,744,059,990	Goldman Sachs Bank USA	6/19/2019	1,750	—
USD	131,754	MXN	2,531,000	Citibank N.A.	3/29/2019	1,001	—
USD	1,220,885	MXN	24,070,000	Citibank N.A.	6/26/2019	—	(6,153)
USD	3,064,277	NZD	4,437,000	JPMorgan Chase Bank N.A.	3/4/2019	42,681	—
USD	1,256,610	SGD	1,716,156	UBS AG	3/20/2019	—	(13,052)
USD	1,249,104	TWD	38,207,598	BNP Paribas SA	3/20/2019	8,917	—
						$1,124,517	($714,728)

WRITTEN OPTIONS
Options on exchange-traded futures contracts
Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
10-Year U.S. Treasury Bond Futures	USD	123.50	Mar 2019	154	154,000	$ 22,433	$ (8,418)
Euro BOBL Futures	EUR	132.75	Mar 2019	165	16,500,000	24,947	(5,564)
Euro BUND Futures	EUR	164.50	Mar 2019	61	6,100,000	17,503	(7,030)
						$ 64,883	$(21,012)
Puts
10-Year U.S. Treasury Bond Futures	USD	121.50	Mar 2019	154	154,000	16,652	(34,891)
Euro BOBL Futures	EUR	131.50	Mar 2019	165	16,500,000	17,486	(10,302)
U.S. Treasury Bond Futures	USD	143.00	Mar 2019	18	18,000	11,198	(6,328)
U.S. Treasury Bond Futures	USD	144.00	Mar 2019	18	18,000	17,204	(11,813)
						$ 62,540	$(63,334)
						$127,423	$(84,346)
Interest rate swaptions
Description	Counterparty (OTC)	Floating rate index	Pay/receive floating rate	Exercise rate	Expiration date		Notional amount*	Premium	Value
Calls
5-Year Interest Rate Swap	Morgan Stanley & Company, Inc.	3 month USD LIBOR	Sell	2.520%	Feb 2020	USD	31,600,000	$326,897	$(295,163)
5-Year Interest Rate Swap	Morgan Stanley & Company, Inc.	3 month USD LIBOR	Sell	2.530%	Feb 2020	USD	31,200,000	296,838	(295,714)
								$623,735	$(590,877)
* For this type of option, notional amounts are equivalent to number of contracts.
Credit default swaptions
Description	Counterparty (OTC)	Index	Buy/sell protection	Exercise rate	Expiration date		Notional amount*	Premium	Value
Puts
5-Year Credit Default Swap	Barclays Bank PLC	CDX.NA.IG.31	Sell	1.100%	Mar 2019	USD	1,300,000	$ 2,301	$ (2)
5-Year Credit Default Swap	Citibank N.A.	CDX.NA.IG.31	Sell	1.200%	Mar 2019	USD	2,900,000	3,190	(3)
5-Year Credit Default Swap	Citibank N.A.	CDX.NA.IG.31	Sell	1.100%	Mar 2019	USD	2,400,000	5,100	(5)
5-Year Credit Default Swap	Citibank N.A.	CDX.NA.IG.31	Sell	1.050%	Mar 2019	USD	2,700,000	4,219	(8)
5-Year Credit Default Swap	JPMorgan Securities LLC	CDX.NA.IG.31	Sell	1.200%	Mar 2019	USD	2,200,000	4,092	(2)
5-Year Credit Default Swap	Merrill Lynch, Pierce, Fenner & Smith, Inc.	CDX.NA.IG.31	Sell	1.200%	Mar 2019	USD	4,300,000	4,859	(4)
5-Year Credit Default Swap	Merrill Lynch, Pierce, Fenner & Smith, Inc.	CDX.NA.IG.31	Sell	1.300%	Mar 2019	USD	1,900,000	2,413	(1)
5-Year Credit Default Swap	BNP Paribas	CDX.NA.IG.31	Sell	1.000%	Apr 2019	USD	2,300,000	2,415	(166)
5-Year Credit Default Swap	Citibank N.A.	CDX.NA.IG.31	Sell	1.200%	Apr 2019	USD	2,800,000	2,940	(67)
5-Year Credit Default Swap	Citibank N.A.	CDX.NA.IG.31	Sell	1.150%	Apr 2019	USD	3,700,000	3,931	(112)
5-Year Credit Default Swap	Citibank N.A.	CDX.NA.IG.31	Sell	1.000%	Apr 2019	USD	2,400,000	2,328	(173)
5-Year Credit Default Swap	Citibank N.A.	CDX.NA.IG.31	Sell	1.050%	Apr 2019	USD	2,400,000	2,280	(126)
The accompanying notes are an integral part of the financial statements.	49

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)
Credit default swaptions (continued)
Description	Counterparty (OTC)	Index	Buy/sell protection	Exercise rate	Expiration date		Notional amount*	Premium	Value
5-Year Credit Default Swap	Citibank N.A.	CDX.NA.IG.31	Sell	1.100%	May 2019	USD	2,600,000	$ 2,548	$ (360)
5-Year Credit Default Swap	Merrill Lynch, Pierce, Fenner & Smith, Inc.	CDX.NA.IG.31	Sell	1.200%	May 2019	USD	2,600,000	2,600	(245)
5-Year Credit Default Swap	Goldman Sachs International	CDX.NA.IG.31	Sell	2.400%	Sep 2019	USD	2,900,000	4,930	(230)
5-Year Credit Default Swap	Goldman Sachs International	iTraxx Europe Series 30 Version 1	Sell	2.400%	Sep 2019	EUR	900,000	1,738	(117)
								$51,884	$(1,621)
* For this type of option, notional amounts are equivalent to number of contracts.
Inflation floors
Description	Counterparty (OTC)	Initial index	Exercise index	Expiration date		Notional amount*	Premium	Value
Floor- CPURNSA Index	Citibank N.A.	216.687	Maximum of ((1+0.0%)[10] - (Final Index/Initial Index)) or $0	Apr 2020	USD	23,000,000	$205,600	—
Floor- YOY CPURNSA Index	JPMorgan Chase Bank N.A.	238.812	Maximum of (0.0% - (Final Index/Initial Index - 1)) or $0	Mar 2020	USD	5,900,000	66,670	$ (679)
Floor- YOY CPURNSA Index	JPMorgan Chase Bank N.A.	238.643	Maximum of (0.0% - (Final Index/Initial Index - 1)) or $0	Oct 2020	USD	3,000,000	55,371	(2,085)
							$327,641	$(2,764)
* For this type of option, notional amounts are equivalent to number of contracts.
Inflation caps
Description	Counterparty (OTC)	Initial index	Exercise index	Expiration date		Notional amount*	Premium	Value
Cap- CPURNSA Index	JPMorgan Chase Bank N.A.	4.000	Maximum of ((Final Index/Initial Index - 1) - 4.000%) or $0	Apr 2024	USD	5,700,000	$ 41,468	$ (6)
Cap- CPURNSA Index	JPMorgan Chase Bank N.A.	4.000	Maximum of ((Final Index/Initial Index - 1) - 4.000%) or $0	May 2024	USD	500,000	3,475	(1)
Cap- Eurostat Eurozone HICP Ex Tob	Goldman Sachs & Company	3.000	Maximum of ((Final Index/Initial Index - 1) - 3.000%) or $0	Jun 2035	EUR	1,700,000	77,340	(3,808)
							$122,283	$(3,815)
* For this type of option, notional amounts are equivalent to number of contracts.
Interest rate floors
Description	Counterparty (OTC)	Strike rate	Floating rate index	Expiration date		Notional amount*	Premium	Value
1 Year Interest Rate Floor	Morgan Stanley & Company, Inc.	0.000%	3 month USD LIBOR	Jan 2020	USD	102,300,000	$79,283	$(28,324)
							$79,283	$(28,324)
* For this type of option, notional amounts are equivalent to number of contracts.

SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	6,100,000	USD	USD LIBOR BBA	Fixed 2.655%	Semi-Annual	Quarterly	Oct 2023	—	$11,071	$11,071
Centrally cleared	4,000,000	USD	USD LIBOR BBA	Fixed 2.670%	Semi-Annual	Quarterly	Nov 2023	—	43,849	43,849
Centrally cleared	4,000,000	USD	USD LIBOR BBA	Fixed 2.681%	Semi-Annual	Quarterly	Dec 2023	—	18,255	18,255
Centrally cleared	8,200,000	USD	USD LIBOR BBA	Fixed 2.500%	Semi-Annual	Quarterly	Dec 2023	$(67,785)	34,618	(33,167)
Centrally cleared	3,600,000	USD	USD LIBOR BBA	Fixed 2.750%	Semi-Annual	Quarterly	Dec 2023	(23,372)	52,856	29,484
Centrally cleared	4,800,000	USD	Fixed 1.850%	USD LIBOR BBA	Semi-Annual	Quarterly	Jul 2026	(7,560)	185,792	178,232
Centrally cleared	22,400,000	USD	Fixed 2.000%	USD LIBOR BBA	Semi-Annual	Quarterly	Jul 2026	228,250	454,509	682,759
Centrally cleared	39,900,000	USD	Fixed 2.400%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2026	247,484	316,726	564,210
Centrally cleared	11,550,000	USD	Fixed 1.750%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2026	(262,716)	964,627	701,911
Centrally cleared	538,000,000	JPY	Fixed 0.300%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Sep 2027	(8,380)	(75,569)	(83,949)
Centrally cleared	290,000,000	JPY	Fixed 0.300%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2028	(4,090)	(38,959)	(43,049)
Centrally cleared	1,800,000	NZD	Fixed 3.250%	NZD BBR FRA	Semi-Annual	Quarterly	Mar 2028	5,000	(103,006)	(98,006)
Centrally cleared	26,970,000	USD	Fixed 3.100%	USD LIBOR BBA	Semi-Annual	Quarterly	Apr 2028	(82,218)	(191,420)	(273,638)
Centrally cleared	1,300,000	USD	Fixed 2.250%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2028	66,744	(16,077)	50,667
Centrally cleared	26,000,000	USD	Fixed 3.134%	USD LIBOR BBA	Semi-Annual	Quarterly	Sep 2028	—	(252,273)	(252,273)
Centrally cleared	102,500,000	MXN	MXN TIIE Banxico	Fixed 9.182%	Monthly	Monthly	Nov 2028	—	301,375	301,375
The accompanying notes are an integral part of the financial statements.	50

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)
Interest rate swaps (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	1,040,000,000	JPY	Fixed 0.450%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2029	$(60,152)	$(198,222)	$(258,374)
Centrally cleared	5,800,000	JPY	Fixed 1.500%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Dec 2045	(16,945)	5,281	(11,664)
Centrally cleared	4,380,000	USD	Fixed 2.000%	USD Federal Funds Rate Compounded OIS	Annual	Annual	Dec 2047	9,211	530,172	539,383
Centrally cleared	2,856,000	USD	Fixed 2.478%	USD Federal Funds Rate Compounded OIS	Annual	Annual	Dec 2047	8,502	64,931	73,433
Centrally cleared	670,000	USD	Fixed 2.499%	USD Federal Funds Rate Compounded OIS	Annual	Annual	Dec 2047	—	14,317	14,317
Centrally cleared	1,000,000	USD	Fixed 2.428%	USD Federal Funds Rate Compounded OIS	Annual	Annual	Dec 2047	—	36,009	36,009
Centrally cleared	130,000	USD	Fixed 2.948%	USD LIBOR BBA	Semi-Annual	Quarterly	Oct 2048	—	(1,705)	(1,705)
Centrally cleared	300,000	USD	Fixed 2.951%	USD LIBOR BBA	Semi-Annual	Quarterly	Nov 2048	—	(4,078)	(4,078)
Centrally cleared	5,400,000	USD	Fixed 3.000%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2048	320,318	(409,885)	(89,567)
Centrally cleared	6,220,000	GBP	Fixed 1.750%	GBP LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2049	(502,481)	280,265	(222,216)
								$(150,190)	$2,023,459	$1,873,269
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Credit Suisse International	CDX.NA.IG.31	3,234,000	USD	$3,234,000	5.000%	Quarterly	Apr 2025	$(178,600)	$(55,416)	$(234,016)
				$3,234,000				$(178,600)	$(55,416)	$(234,016)
Centrally cleared	iTraxx Europe Series 26 Version 1	5,400,000	EUR	6,028,831	1.000%	Quarterly	Dec 2021	(57,384)	(81,450)	(138,834)
Centrally cleared	iTraxx Europe Series 28 Version 1	14,900,000	EUR	18,061,144	1.000%	Quarterly	Dec 2022	(625,058)	217,994	(407,064)
				$24,089,975				$(682,442)	$136,544	$(545,898)
				$27,323,975				$(861,042)	$81,128	$(779,914)
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Deutsche Bank	Republic of Italy	0.164%	2,400,000	USD	$2,400,000	1.000%	Quarterly	Mar 2019	$(430)	$6,225	$5,795
Goldman Sachs International	CMBX.NA.AAA Indices	0.285%	5,100,000	USD	5,100,000	0.500%	Monthly	Oct 2057	(246,539)	304,191	57,652
Merrill Lynch International	CMBX.NA.AAA Indices	0.285%	2,100,000	USD	2,100,000	0.500%	Monthly	Oct 2057	(135,210)	158,949	23,739
					$9,600,000				$(382,179)	$469,365	$87,186
Centrally cleared	Deutsche Bank AG	0.770%	200,000	EUR	226,830	1.000%	Quarterly	Dec 2019	(1,200)	2,415	1,215
Centrally cleared	Daimler AG	0.375%	450,000	EUR	551,835	1.000%	Quarterly	Dec 2020	4,956	2,512	7,468
Centrally cleared	General Electric Company	0.638%	200,000	USD	200,000	1.000%	Quarterly	Dec 2023	(4,075)	6,699	2,624
Centrally cleared	General Electric Company	1.276%	500,000	USD	500,000	1.000%	Quarterly	Dec 2023	(26,621)	29,254	2,633
					$1,478,665				$(26,940)	$40,880	$13,940
					$11,078,665				$(409,119)	$510,245	$101,126
Inflation swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	USD notional amount	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Bank of America N.A.	11,700,000	USD	$11,700,000	Fixed 1.570%	USA CPI U	At Maturity	At Maturity	Nov 2020	—	$175,397	$175,397
Deutsche Bank AG	1,100,000	USD	1,100,000	Fixed 2.500%	USA CPI U	At Maturity	At Maturity	Jul 2022	$3,299	(110,861)	(107,562)
The accompanying notes are an integral part of the financial statements.	51

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)
Inflation swaps (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	USD notional amount	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Morgan Stanley Capital Services LLC	1,900,000	USD	$1,900,000	USA CPI U	Fixed 1.800%	At Maturity	At Maturity	Jul 2026	—	$(52,140)	$(52,140)
Morgan Stanley Capital Services LLC	900,000	USD	900,000	USA CPI U	Fixed 1.805%	At Maturity	At Maturity	Sep 2026	—	(23,737)	(23,737)
			$15,600,000						$3,299	$(11,341)	$(8,042)
Centrally cleared	2,160,000	USD	2,160,000	Fixed 2.070%	USA CPI U	At Maturity	At Maturity	Mar 2019	7	(29,964)	(29,957)
Centrally cleared	3,740,000	USD	3,740,000	Fixed 1.925%	USA CPI U	At Maturity	At Maturity	May 2019	—	(13,711)	(13,711)
Centrally cleared	580,000	EUR	711,341	Fixed 1.000%	FRC EXT CPI	At Maturity	At Maturity	Apr 2020	—	(1,802)	(1,802)
Centrally cleared	6,700,000	USD	6,700,000	Fixed 2.168%	USA CPI U	At Maturity	At Maturity	Jul 2020	—	(30,949)	(30,949)
Centrally cleared	380,000	EUR	431,129	Fixed 1.160%	FRC EXT CPI	At Maturity	At Maturity	Aug 2020	95	(3,240)	(3,145)
Centrally cleared	4,400,000	USD	4,400,000	Fixed 2.027%	USA CPI U	At Maturity	At Maturity	Nov 2020	—	(6,806)	(6,806)
Centrally cleared	4,100,000	USD	4,100,000	Fixed 2.021%	USA CPI U	At Maturity	At Maturity	Nov 2020	—	(5,790)	(5,790)
Centrally cleared	2,400,000	EUR	2,793,000	Fixed 1.345%	FRC EXT CPI	At Maturity	At Maturity	Jun 2021	—	(27,823)	(27,823)
Centrally cleared	2,700,000	USD	2,700,000	Fixed 1.550%	USA CPI U	At Maturity	At Maturity	Jul 2021	50,846	8,646	59,492
Centrally cleared	2,160,000	USD	2,160,000	Fixed 1.603%	USA CPI U	At Maturity	At Maturity	Sep 2021	37,050	2,091	39,141
Centrally cleared	2,300,000	USD	2,300,000	Fixed 2.069%	USA CPI U	At Maturity	At Maturity	Jul 2022	—	(8,108)	(8,108)
Centrally cleared	13,000,000	USD	13,000,000	Fixed 2.210%	USA CPI U	At Maturity	At Maturity	Feb 2023	—	(170,516)	(170,516)
Centrally cleared	8,120,000	USD	8,120,000	Fixed 2.263%	USA CPI U	At Maturity	At Maturity	Apr 2023	(690)	(151,340)	(152,030)
Centrally cleared	1,980,000	USD	1,980,000	Fixed 2.263%	USA CPI U	At Maturity	At Maturity	May 2023	—	(36,119)	(36,119)
Centrally cleared	3,030,000	USD	3,030,000	Fixed 2.281%	USA CPI U	At Maturity	At Maturity	May 2023	—	(74,042)	(74,042)
Centrally cleared	3,520,000	EUR	4,078,450	FRC EXT CPI	Fixed 1.535%	At Maturity	At Maturity	Jun 2023	—	68,362	68,362
Centrally cleared	6,600,000	EUR	7,624,980	Fixed 1.125%	EUR EXT CPI	At Maturity	At Maturity	Jan 2024	484	(17,927)	(17,443)
Centrally cleared	7,820,000	EUR	8,895,970	Fixed 1.085%	EUR EXT CPI	At Maturity	At Maturity	Jan 2024	6,855	(8,924)	(2,069)
Centrally cleared	9,900,000	EUR	11,260,749	EUR EXT CPI	Fixed 1.066%	At Maturity	At Maturity	Feb 2024	—	5,360	5,360
Centrally cleared	2,700,000	USD	2,700,000	USA CPI U	Fixed 1.730%	At Maturity	At Maturity	Jul 2026	(114,967)	23,155	(91,812)
Centrally cleared	7,300,000	USD	7,300,000	USA CPI U	Fixed 1.762%	At Maturity	At Maturity	Aug 2026	(285,242)	73,773	(211,469)
Centrally cleared	2,160,000	USD	2,160,000	USA CPI U	Fixed 1.801%	At Maturity	At Maturity	Sep 2026	(79,538)	23,317	(56,221)
Centrally cleared	1,300,000	USD	1,300,000	USA CPI U	Fixed 1.780%	At Maturity	At Maturity	Sep 2026	(50,317)	13,435	(36,882)
Centrally cleared	4,200,000	USD	4,200,000	USA CPI U	Fixed 2.080%	At Maturity	At Maturity	Jul 2027	—	(11,264)	(11,264)
Centrally cleared	2,060,000	USD	2,060,000	USA CPI U	Fixed 2.180%	At Maturity	At Maturity	Sep 2027	—	9,683	9,683
Centrally cleared	2,000,000	USD	2,000,000	USA CPI U	Fixed 2.150%	At Maturity	At Maturity	Sep 2027	—	2,859	2,859
Centrally cleared	4,600,000	USD	4,600,000	USA CPI U	Fixed 2.156%	At Maturity	At Maturity	Oct 2027	—	11,022	11,022
Centrally cleared	6,600,000	USD	6,600,000	USA CPI U	Fixed 2.335%	At Maturity	At Maturity	Feb 2028	12,795	114,997	127,792
Centrally cleared	1,790,000	EUR	2,240,275	FRC EXT CPI	Fixed 1.590%	At Maturity	At Maturity	Feb 2028	(32,075)	120,926	88,851
Centrally cleared	970,000	EUR	1,208,765	FRC EXT CPI	Fixed 1.606%	At Maturity	At Maturity	Feb 2028	—	50,105	50,105
Centrally cleared	1,600,000	EUR	1,981,601	EUR EXT CPI	Fixed 1.535%	At Maturity	At Maturity	Mar 2028	188	47,452	47,640
Centrally cleared	2,980,000	USD	2,980,000	USA CPI U	Fixed 2.360%	At Maturity	At Maturity	May 2028	—	84,385	84,385
Centrally cleared	1,980,000	USD	1,980,000	USA CPI U	Fixed 2.353%	At Maturity	At Maturity	May 2028	—	54,604	54,604
Centrally cleared	3,030,000	USD	3,030,000	USA CPI U	Fixed 2.364%	At Maturity	At Maturity	May 2028	—	86,770	86,770
Centrally cleared	3,030,000	EUR	3,542,223	EUR EXT CPI	Fixed 1.620%	At Maturity	At Maturity	May 2028	176	115,359	115,535
Centrally cleared	500,000	USD	500,000	USA CPI U	Fixed 2.370%	At Maturity	At Maturity	Jun 2028	(88)	13,888	13,800
Centrally cleared	1,400,000	GBP	1,779,681	UK RPI	Fixed 3.633%	At Maturity	At Maturity	Dec 2028	—	43,796	43,796
Centrally cleared	400,000	GBP	491,580	UK RPI	Fixed 3.190%	At Maturity	At Maturity	Apr 2030	(18,304)	8,241	(10,063)
Centrally cleared	2,800,000	GBP	3,415,710	UK RPI	Fixed 3.350%	At Maturity	At Maturity	May 2030	(25,080)	62,909	37,829
Centrally cleared	3,300,000	GBP	4,177,525	UK RPI	Fixed 3.400%	At Maturity	At Maturity	Jun 2030	(106,865)	177,170	70,305
Centrally cleared	2,870,000	GBP	3,771,755	UK RPI	Fixed 3.325%	At Maturity	At Maturity	Aug 2030	(157,074)	144,964	(12,110)
Centrally cleared	600,000	GBP	740,060	UK RPI	Fixed 3.140%	At Maturity	At Maturity	Apr 2031	(51,518)	3,450	(48,068)
Centrally cleared	3,700,000	GBP	4,668,104	UK RPI	Fixed 3.100%	At Maturity	At Maturity	Jun 2031	(316,919)	(54,633)	(371,552)
Centrally cleared	3,410,000	GBP	4,414,660	UK RPI	Fixed 3.530%	At Maturity	At Maturity	Oct 2031	52,569	(4,052)	48,517
Centrally cleared	4,350,000	GBP	5,684,014	UK RPI	Fixed 3.470%	At Maturity	At Maturity	Sep 2032	(20,641)	22,125	1,484
Centrally cleared	1,100,000	EUR	1,353,235	Fixed 1.710%	EUR EXT CPI	At Maturity	At Maturity	Mar 2033	(1,504)	(54,956)	(56,460)
The accompanying notes are an integral part of the financial statements.	52

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)
Inflation swaps (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	USD notional amount	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	570,000	GBP	$756,276	Fixed 3.500%	UK RPI	At Maturity	At Maturity	Sep 2033	$432	$109	$541
Centrally cleared	1,640,000	GBP	2,162,832	UK RPI	Fixed 3.579%	At Maturity	At Maturity	Oct 2033	—	46,290	46,290
Centrally cleared	500,000	GBP	651,675	UK RPI	Fixed 3.358%	At Maturity	At Maturity	Apr 2035	(10,011)	7,619	(2,392)
Centrally cleared	1,220,000	EUR	1,513,655	FRC EXT CPI	Fixed 1.910%	At Maturity	At Maturity	Jan 2038	3,072	120,403	123,475
Centrally cleared	1,400,000	EUR	1,579,970	EUR EXT CPI	Fixed 1.808%	At Maturity	At Maturity	Nov 2038	—	82,688	82,688
Centrally cleared	1,710,000	EUR	1,938,028	EUR EXT CPI	Fixed 1.796%	At Maturity	At Maturity	Nov 2038	138	95,938	96,076
Centrally cleared	2,020,000	GBP	2,792,786	Fixed 3.428%	UK RPI	At Maturity	At Maturity	Mar 2047	103,522	(26,179)	77,343
Centrally cleared	1,100,000	EUR	1,353,235	EUR EXT CPI	Fixed 1.946%	At Maturity	At Maturity	Mar 2048	2,964	86,067	89,031
Centrally cleared	590,000	EUR	668,057	EUR EXT CPI	Fixed 1.945%	At Maturity	At Maturity	Nov 2048	—	46,363	46,363
Centrally cleared	980,000	EUR	1,118,670	EUR EXT CPI	Fixed 1.950%	At Maturity	At Maturity	Nov 2048	3,312	75,734	79,046
			$185,599,991						$(996,328)	$1,215,910	$219,582
			$201,199,991						$(993,029)	$1,204,569	$211,540
Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	U.S. Dollar
Derivatives Abbreviations
BBA	The British Banker's Association
BBR	Bank Bill Rate
CPI	Consumer Price Index
LIBOR	London Interbank Offered Rate
OIS	Overnight Index Swap
RPI	Retail Price Index
TIIE	Tasa de Interes Interbancario de Equilibrio (Interbank Equilibrium Interest Rate)

OTC is an abbreviation for over-the-counter. See Notes to financial statements regarding investment transactions and other derivatives information.
Short Term Government Income Fund
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 94.5%
U.S. Government – 42.8%
U.S. Treasury Notes
1.125%, 06/30/2021	$5,535,000	$5,363,761
1.250%, 03/31/2021	7,875,000	7,675,049
1.750%, 11/30/2021	6,005,000	5,884,900
1.875%, 04/30/2022 to 07/31/2022	26,025,000	25,496,247
2.625%, 08/31/2020 to 06/30/2023	16,770,000	16,821,118
2.750%, 08/15/2021 to 07/31/2023	11,515,000	11,601,087
2.875%, 11/15/2021 to 11/30/2023	30,215,000	30,657,495
		103,499,657
Short Term Government Income Fund (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency – 51.7%
Federal Farm Credit Bank
1.680%, 04/05/2021	$4,290,000	$4,212,613
1.950%, 11/02/2021	5,700,000	5,608,184
2.090%, 11/15/2021	4,800,000	4,739,059
2.230%, 11/15/2022	8,880,000	8,748,461
3.000%, 06/29/2022	4,530,000	4,530,100
Federal Home Loan Bank
1.550%, 10/26/2020	4,075,000	4,005,676
1.700%, 04/26/2021	4,450,000	4,360,826
1.750%, 07/13/2020	8,245,000	8,144,238

The accompanying notes are an integral part of the financial statements.	53

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Short Term Government Income Fund (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Bank (continued)
1.875%, 11/29/2021	$5,245,000	$5,152,698
2.260%, 10/04/2022	5,690,000	5,597,156
Federal Home Loan Mortgage Corp.
1.765%, 06/26/2020	8,195,000	8,106,912
2.000%, 11/20/2020	9,245,000	9,167,434
3.350%, 09/28/2023	9,000,000	9,002,502
3.500%, 04/01/2032	4,243,966	4,330,518
Federal National Mortgage Association
1.500%, 11/30/2020	9,430,000	9,258,148
1.950%, 11/09/2020	5,740,000	5,672,004
2.875%, 09/12/2023	12,995,000	13,146,418
Tennessee Valley Authority 3.875%, 02/15/2021	10,745,000	11,002,171
		124,785,118
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $230,328,940)		$228,284,775
COLLATERALIZED MORTGAGE OBLIGATIONS – 0.5%
U.S. Government Agency – 0.5%
Federal Home Loan Mortgage Corp.
Series K018, Class X1 IO, 1.346%, 01/25/2022	$2,398,923	73,679
Series K026, Class X1 IO, 0.995%, 11/25/2022	2,963,720	90,256
Series K710, Class X1 IO, 1.733%, 05/25/2019	1,457,702	1,961
Series K711, Class X1 IO, 1.653%, 07/25/2019	3,780,722	7,653
Government National Mortgage Association
Series 2018-114, Class IO, 0.540%, 04/16/2060	5,669,128	326,559
Series 2018-69, Class IO, 0.535%, 04/16/2060	6,286,402	354,471
Series 2018-9, Class IO, 0.558%, 01/16/2060	3,346,451	189,558
		1,044,137
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,058,449)		$1,044,137
SHORT-TERM INVESTMENTS – 4.8%
U.S. Government Agency – 0.9%
Federal Agricultural Mortgage Corp. Discount Note 2.250%, 03/01/2019 *	660,000	660,000
Federal Home Loan Bank Discount Note 2.260%, 03/01/2019 *	1,544,000	1,544,000
		2,204,000
Repurchase agreement – 3.9%
Barclays Tri-Party Repurchase Agreement dated 2-28-19 at 2.550% to be repurchased at $9,393,665 on 3-1-19, collateralized by $8,704,300 U.S. Treasury Bonds, 3.625% due 2-15-44 (valued at $9,581,587, including interest).	$9,393,000	9,393,000
TOTAL SHORT-TERM INVESTMENTS (Cost $11,597,000)		$11,597,000
Total Investments (Short Term Government Income Fund) (Cost $242,984,389) – 99.8%		$240,925,912
Other assets and liabilities, net – 0.2%		588,778
TOTAL NET ASSETS – 100.0%		$241,514,690
Short Term Government Income Fund (continued)
Security Abbreviations and Legend
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
Total Return Fund
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 82.4%
U.S. Government – 23.5%
U.S. Treasury Bonds
2.875%, 05/15/2043	$10,800,000	$10,425,797
3.000%, 02/15/2048	11,400,000	11,201,391
3.125%, 02/15/2043 (A)	7,600,000	7,671,250
3.125%, 08/15/2044	36,000,000	36,272,812
3.375%, 05/15/2044	13,700,000	14,408,547
3.625%, 08/15/2043 to 02/15/2044	12,300,000	13,470,227
3.750%, 11/15/2043	14,900,000	16,643,766
4.250%, 05/15/2039	1,500,000	1,797,715
4.375%, 05/15/2040	3,600,000	4,383,844
U.S. Treasury Inflation Protected Securities
0.625%, 01/15/2026	708	705
0.750%, 07/15/2028	18,418,272	18,431,222
U.S. Treasury Notes
1.875%, 07/31/2022 to 08/31/2022 (A)	20,600,000	20,170,906
2.000%, 10/31/2022 (A)	800,000	785,594
2.250%, 08/15/2027	19,400,000	18,765,711
2.375%, 05/15/2027	28,400,000	27,789,844
		202,219,331
U.S. Government Agency – 58.9%
Federal Home Loan Mortgage Corp.
3.500%, TBA (B)	10,000,000	10,007,829
4.000%, TBA (B)	24,000,000	24,477,794
4.418%, (12 month LIBOR + 1.792%), 06/01/2034 (C)	25,948	27,117
4.500%, TBA (B)	11,000,000	11,394,330
4.676%, (12 month LIBOR + 1.801%), 11/01/2035 (C)	21,612	22,647
5.039%, (1 Year CMT + 2.700%), 01/01/2029 (C)	11,532	11,919
Federal National Mortgage Association
2.310%, 08/01/2022	3,126,860	3,074,774
2.640%, 06/01/2022	3,582,949	3,562,005
2.870%, 09/01/2027	3,010,680	2,934,060
2.940%, 07/01/2022	1,433,477	1,438,283
3.000%, TBA (B)	120,926,000	118,923,676
3.155%, 05/01/2022	4,940,126	4,981,647
3.330%, 11/01/2021	296,877	300,464
3.452%, (12 month Treasury Average Index + 1.200%), 06/01/2043 (C)	198,633	201,874
3.500%, TBA (B)	142,000,000	142,071,184
3.652%, (12 month Treasury Average Index + 1.400%), 10/01/2040 (C)	20,977	21,343
3.917%, (12 month LIBOR + 1.505%), 05/01/2035 (C)	72,960	75,693
4.000%, TBA (B)	104,000,000	105,932,320
4.000%, 06/01/2029 to 01/01/2032	257,438	266,934
4.035%, (12 month Treasury Average Index + 1.787%), 11/01/2035 (C)	51,096	52,936
4.050%, (1 Year CMT + 2.175%), 03/01/2035 (C)	4,546	4,790
4.062%, (COFI + 1.254%), 05/01/2036 (C)	169,389	171,551
4.119%, (12 month LIBOR + 1.297%), 11/01/2034 (C)	34,750	35,761

The accompanying notes are an integral part of the financial statements.	54

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
4.303%, (12 month LIBOR + 1.678%), 05/01/2035 (C)		$24,433	$25,509
4.368%, (1 Year CMT + 2.181%), 09/01/2035 (C)		486,660	512,812
4.372%, (1 Year CMT + 2.238%), 01/01/2036 (C)		2,664,138	2,807,336
4.405%, (12 month LIBOR + 1.715%), 06/01/2035 (C)		106,326	111,215
4.500%, TBA (B)		14,000,000	14,485,916
4.527%, (12 month LIBOR + 1.777%), 07/01/2034 (C)		22,852	23,923
4.542%, (12 month LIBOR + 1.736%), 09/01/2035 (C)		35,163	36,806
4.625%, (12 month LIBOR + 1.563%), 01/01/2035 (C)		26,836	27,936
6.000%, TBA (B)		1,000,000	1,075,859
Government National Mortgage Association
3.375%, (1 Year CMT + 1.500%), 02/20/2024 to 02/20/2032 (C)		135,103	137,827
3.500%, TBA (B)		21,000,000	21,171,757
3.625%, (1 Year CMT + 1.500%), 05/20/2023 to 05/20/2030 (C)		55,494	56,196
3.750%, (1 Year CMT + 1.500%), 09/20/2021 (C)		4,157	4,176
4.000%, TBA (B)		10,500,000	10,775,377
4.125%, (1 Year CMT + 1.500%), 10/20/2029 to 11/20/2029 (C)		72,752	74,345
5.000%, TBA (B)		22,700,000	23,632,976
5.000%, 12/20/2048 (B)		227,023	237,198
5.000%, 02/20/2049		90,400	94,451
			505,282,546
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $713,487,164)			$707,501,877
FOREIGN GOVERNMENT OBLIGATIONS – 0.7%
Canada – 0.5%
Province of Ontario 3.150%, 06/02/2022	CAD	1,400,000	1,097,659
Province of Quebec
3.500%, 12/01/2022		600,000	478,021
4.250%, 12/01/2021		2,800,000	2,254,064
			3,829,744
Japan – 0.2%
Japan Finance Organization for Municipalities 2.625%, 04/20/2022 (D)		$2,000,000	1,976,466
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $7,236,667)			$5,806,210
CORPORATE BONDS – 58.7%
Communication services – 2.4%
AT&T, Inc. (3 month LIBOR + 0.950%) 3.737%, 07/15/2021 (C)		5,500,000	5,541,178
Charter Communications Operating LLC
3.579%, 07/23/2020		5,000,000	5,022,623
4.464%, 07/23/2022		4,600,000	4,718,295
Discovery Communications LLC 5.625%, 08/15/2019		300,000	303,270
Verizon Communications, Inc. 3.376%, 02/15/2025		4,658,000	4,656,831
			20,242,197
Total Return Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary – 7.1%
Amazon.com, Inc. 3.150%, 08/22/2027	$3,900,000	$3,843,559
Daimler Finance North America LLC
2.300%, 02/12/2021 (D)	4,000,000	3,929,186
3.350%, 05/04/2021 (D)	4,200,000	4,194,399
Daimler Finance North America LLC (3 month LIBOR + 0.430%) 3.048%, 02/12/2021 (C)(D)	3,800,000	3,774,173
eBay, Inc. 2.750%, 01/30/2023	5,470,000	5,332,447
Ford Motor Credit Company LLC 2.343%, 11/02/2020	5,200,000	5,071,160
Ford Motor Credit Company LLC (3 month LIBOR + 0.930%) 3.754%, 09/24/2020 (C)	6,500,000	6,429,622
General Motors Financial Company, Inc.
3.150%, 01/15/2020	4,300,000	4,299,590
3.200%, 07/13/2020	1,300,000	1,300,536
General Motors Financial Company, Inc. (3 month LIBOR + 0.930%) 3.727%, 04/13/2020 (C)	4,600,000	4,598,765
McDonald's Corp. (3 month LIBOR + 0.430%) 3.195%, 10/28/2021 (C)	5,600,000	5,586,699
Volkswagen Group of America Finance LLC 4.000%, 11/12/2021 (D)	4,300,000	4,354,849
Volkswagen Group of America Finance LLC (3 month LIBOR + 0.770%) 3.388%, 11/13/2020 (C)(D)	3,600,000	3,605,100
Volkswagen Group of America Finance LLC (3 month LIBOR + 0.940%) 3.558%, 11/12/2021 (C)(D)	4,300,000	4,302,297
		60,622,382
Consumer staples – 1.9%
BAT Capital Corp.
2.764%, 08/15/2022	3,600,000	3,499,772
3.557%, 08/15/2027	5,500,000	5,026,494
Campbell Soup Company 4.250%, 04/15/2021	500,000	508,866
Keurig Dr. Pepper, Inc. 4.057%, 05/25/2023 (D)	3,600,000	3,639,160
Reckitt Benckiser Treasury Services PLC 2.375%, 06/24/2022 (D)	3,700,000	3,593,915
		16,268,207
Energy – 1.5%
Andeavor Logistics LP 5.500%, 10/15/2019	1,695,000	1,714,483
Enbridge, Inc. (3 month LIBOR + 0.700%) 3.488%, 06/15/2020 (C)	5,300,000	5,288,457
Kerr-McGee Corp. 6.950%, 07/01/2024	2,363,000	2,663,945
ONEOK Partners LP 8.625%, 03/01/2019	2,900,000	2,900,000
		12,566,885
Financials – 29.6%
AIB Group PLC 4.750%, 10/12/2023 (D)	5,400,000	5,418,738
American International Group, Inc. 6.400%, 12/15/2020	1,900,000	2,005,739
Bank of America Corp. 3.300%, 01/11/2023	3,400,000	3,410,114
Bank of America Corp. (3 month LIBOR + 0.790%) 3.541%, 03/05/2024 (C)	3,400,000	3,374,874

The accompanying notes are an integral part of the financial statements.	55

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Bank of America Corp. (3 month LIBOR + 1.000%) 3.779%, 04/24/2023 (C)	$4,400,000	$4,430,654
Bank of America Corp. (3.864% to 7-23-23, then 3 month LIBOR + 0.940%) 07/23/2024	3,600,000	3,658,319
Barclays PLC 3.200%, 08/10/2021	3,600,000	3,562,686
Barclays PLC (3 month LIBOR + 1.625%) 4.408%, 01/10/2023 (C)	4,600,000	4,556,101
Blackstone CQP Holdco LP 6.000%, 08/18/2021 (D)	4,600,000	4,554,000
BPCE SA 4.000%, 09/12/2023 (D)	4,600,000	4,593,238
Capital One Financial Corp. 4.250%, 04/30/2025	5,000,000	5,064,574
Capital One Financial Corp. (3 month LIBOR + 0.450%) 3.201%, 10/30/2020 (C)	5,800,000	5,792,286
Carlyle Finance LLC 5.650%, 09/15/2048 (D)	2,460,000	2,388,964
Citigroup, Inc.
2.700%, 10/27/2022	200,000	196,394
2.750%, 04/25/2022	4,600,000	4,541,212
2.900%, 12/08/2021	5,000,000	4,973,147
Citigroup, Inc. (3 month LIBOR + 0.960%) 3.731%, 04/25/2022 (C)	4,600,000	4,635,480
Compass Bank 3.500%, 06/11/2021	5,600,000	5,587,168
Credit Suisse Group Funding Guernsey, Ltd.
3.450%, 04/16/2021	3,150,000	3,156,213
3.800%, 09/15/2022 to 06/09/2023	7,900,000	7,917,339
Deutsche Bank AG
3.300%, 11/16/2022	4,600,000	4,341,511
3.950%, 02/27/2023	4,200,000	4,059,081
4.250%, 10/14/2021	3,600,000	3,577,424
Deutsche Bank AG (3 month LIBOR + 0.970%) 3.767%, 07/13/2020 (C)	3,700,000	3,644,454
Enel Finance International NV 4.250%, 09/14/2023 (D)	4,250,000	4,279,582
GE Capital International Funding Company Unlimited Company 2.342%, 11/15/2020	1,900,000	1,867,894
Goodman US Finance Three LLC 3.700%, 03/15/2028 (D)	5,000,000	4,750,115
HSBC Holdings PLC 3.400%, 03/08/2021	5,300,000	5,327,628
HSBC Holdings PLC (3 month LIBOR + 2.240%) 5.007%, 03/08/2021 (C)	4,100,000	4,223,960
JPMorgan Chase & Co. 2.400%, 06/07/2021	4,400,000	4,337,915
Lloyds Bank PLC 2.400%, 03/17/2020	1,500,000	1,489,773
Lloyds Bank PLC (12.000% to 12-16-24, then 3 month LIBOR + 11.756%) 12/16/2024 (D)(E)	2,020,000	2,442,309
Lloyds Banking Group PLC (3 month LIBOR + 0.800%) 3.590%, 06/21/2021 (C)	4,600,000	4,590,562
Mitsubishi UFJ Financial Group, Inc. 3.455%, 03/02/2023	3,600,000	3,605,421
Mitsubishi UFJ Financial Group, Inc. (3 month LIBOR + 1.880%) 4.618%, 03/01/2021 (C)	2,057,000	2,106,426
Total Return Fund (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Morgan Stanley (3 month LIBOR + 1.180%) 3.941%, 01/20/2022 (C)		$1,000,000	$1,010,810
Morgan Stanley (3.737% to 4-24-23, then 3 month LIBOR + 0.847%) 04/24/2024		700,000	706,099
Nationwide Building Society (4.363% to 8-1-23, then 3 month LIBOR + 1.392%) 08/01/2024 (D)		5,100,000	5,115,015
New York Life Global Funding 2.900%, 01/17/2024 (D)		4,500,000	4,454,526
Regions Bank (3.374% to 8-13-20, then 3 month LIBOR + 0.500%) 08/13/2021		5,600,000	5,599,826
Santander Holdings USA, Inc. 3.400%, 01/18/2023		3,900,000	3,828,055
Santander UK Group Holdings PLC 2.875%, 08/05/2021		4,200,000	4,131,397
Simon Property Group LP 2.750%, 06/01/2023		8,400,000	8,243,631
Skandinaviska Enskilda Banken AB 3.250%, 05/17/2021 (D)		3,100,000	3,104,805
Skandinaviska Enskilda Banken AB (3 month LIBOR + 0.430%) 3.070%, 05/17/2021 (C)(D)		5,600,000	5,593,252
Societe Generale SA 4.250%, 09/14/2023 (D)		5,400,000	5,449,077
Sprint Spectrum Company LLC 4.738%, 03/20/2025 (D)		5,300,000	5,306,625
Sumitomo Mitsui Financial Group, Inc. (3 month LIBOR + 1.680%) 4.447%, 03/09/2021 (C)		3,500,000	3,575,821
Sumitomo Mitsui Trust Bank, Ltd. (3 month LIBOR + 0.510%) 3.249%, 03/06/2019 (C)(D)		200,000	200,008
Svenska Handelsbanken AB 3.350%, 05/24/2021		4,600,000	4,631,787
Synchrony Bank 3.650%, 05/24/2021		5,800,000	5,824,977
The Charles Schwab Corp. 2.650%, 01/25/2023		4,600,000	4,539,471
The Goldman Sachs Group, Inc. 3.200%, 02/23/2023		4,600,000	4,560,143
The Royal Bank of Scotland Group PLC 2.500%, 03/22/2023	EUR	5,000,000	5,933,220
The Royal Bank of Scotland Group PLC (2.000% to 3-8-22, then 3 month EURIBOR + 2.039%) 03/08/2023		800,000	928,296
The Royal Bank of Scotland Group PLC (4.519% to 6-25-23, then 3 month LIBOR + 1.550%) 06/25/2024		$5,000,000	5,038,040
UBS AG (3 month LIBOR + 0.850%) 3.588%, 06/01/2020 (C)		300,000	301,903
UBS Group Funding Switzerland AG
3.000%, 04/15/2021 (D)		4,600,000	4,584,233
4.125%, 04/15/2026 (D)		4,900,000	4,972,091
UniCredit SpA 7.830%, 12/04/2023 (D)		3,900,000	4,173,000
Wells Fargo & Company (3 month LIBOR + 1.230%) 3.974%, 10/31/2023 (C)		3,600,000	3,658,289
Wells Fargo & Company (3 month LIBOR + 3.770%) 6.558%, 06/15/2019 (C)(E)		5,800,000	5,843,500

The accompanying notes are an integral part of the financial statements.	56

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Wells Fargo Bank N.A. 3.550%, 08/14/2023	$4,600,000	$4,666,947
		254,436,139
Health care – 3.5%
AbbVie, Inc.
2.900%, 11/06/2022	4,200,000	4,132,852
3.375%, 11/14/2021	4,600,000	4,629,711
Allergan Funding SCS 3.450%, 03/15/2022	1,400,000	1,393,846
Allergan Sales LLC 5.000%, 12/15/2021 (D)	4,600,000	4,752,371
Baxalta, Inc. 2.875%, 06/23/2020	1,637,000	1,627,516
Becton, Dickinson and Company 2.133%, 06/06/2019	5,000,000	4,988,306
CVS Health Corp. 3.700%, 03/09/2023	4,200,000	4,225,779
CVS Pass-Through Trust 6.943%, 01/10/2030	203,458	228,854
Zimmer Biomet Holdings, Inc. 2.700%, 04/01/2020	3,800,000	3,782,352
		29,761,587
Industrials – 3.3%
AerCap Ireland Capital DAC
3.500%, 01/15/2025	5,800,000	5,471,521
4.125%, 07/03/2023	4,000,000	3,973,517
Aviation Capital Group LLC 3.875%, 05/01/2023 (D)	5,600,000	5,537,196
ERAC USA Finance LLC 2.350%, 10/15/2019 (D)	600,000	597,277
International Lease Finance Corp. 8.250%, 12/15/2020	1,200,000	1,295,048
Textron, Inc. (3 month LIBOR + 0.550%) 3.168%, 11/10/2020 (C)	5,700,000	5,673,007
United Technologies Corp. 3.650%, 08/16/2023	5,800,000	5,881,573
		28,429,139
Information technology – 1.7%
Broadcom Corp. 3.625%, 01/15/2024	4,600,000	4,470,359
Dell International LLC
4.420%, 06/15/2021 (D)	1,000,000	1,017,968
5.450%, 06/15/2023 (D)	4,200,000	4,413,258
DXC Technology Company (3 month LIBOR + 0.950%) 3.688%, 03/01/2021 (C)	5,077,000	5,067,354
		14,968,939
Materials – 1.0%
Martin Marietta Materials, Inc. (3 month LIBOR + 0.500%) 3.292%, 12/20/2019 (C)	4,000,000	3,995,607
Syngenta Finance NV 4.441%, 04/24/2023 (D)	5,000,000	5,000,857
		8,996,464
Real estate – 4.2%
Alexandria Real Estate Equities, Inc.
3.950%, 01/15/2028	2,800,000	2,738,220
4.300%, 01/15/2026	3,999,000	4,033,589
Boston Properties LP 3.850%, 02/01/2023	5,200,000	5,288,185
Essex Portfolio LP 3.250%, 05/01/2023	1,600,000	1,578,000
Total Return Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
National Retail Properties, Inc. 3.500%, 10/15/2027	$5,900,000	$5,669,814
Public Storage 3.094%, 09/15/2027	5,900,000	5,594,577
Realty Income Corp. 3.250%, 10/15/2022	4,600,000	4,614,412
Spirit Realty LP 4.450%, 09/15/2026	200,000	194,626
Washington Prime Group LP 5.950%, 08/15/2024	7,000,000	6,383,533
		36,094,956
Utilities – 2.5%
Duke Energy Corp. 3.050%, 08/15/2022	1,800,000	1,790,432
Eversource Energy 2.750%, 03/15/2022	1,300,000	1,283,383
FirstEnergy Corp. 3.900%, 07/15/2027	2,000,000	1,980,107
NextEra Energy Capital Holdings, Inc. (3 month LIBOR + 0.400%) 3.107%, 08/21/2020 (C)	6,600,000	6,579,850
Southern Power Company (3 month LIBOR + 0.550%) 3.342%, 12/20/2020 (C)(D)	3,200,000	3,181,482
The Chugoku Electric Power Company, Inc. 2.701%, 03/16/2020	1,000,000	992,156
The Southern Company (3 month LIBOR + 0.700%) 3.503%, 09/30/2020 (C)(D)	5,800,000	5,802,688
		21,610,098
TOTAL CORPORATE BONDS (Cost $508,034,674)		$503,996,993
COLLATERALIZED MORTGAGE OBLIGATIONS – 10.2%
Commercial and residential – 3.1%
BCAP LLC Trust
Series 2011-RR4, Class 8A1, 5.250%, 02/26/2036 (D)(F)	1,251,162	933,099
Series 2011-RR5, Class 12A1, 4.917%, 03/26/2037 (D)	2,750	2,736
Series 2011-RR5, Class 5A1, 5.250%, 08/26/2037 (D)(F)	1,288,857	1,313,271
Bear Stearns ALT-A Trust Series 2005-7, Class 22A1 4.310%, 09/25/2035 (F)	489	402
Citigroup Mortgage Loan Trust Series 2007-10, Class 2A3A 4.384%, 09/25/2037 (F)	1,809,665	1,742,947
Countrywide Alternative Loan Trust
Series 2006-OC7, Class 2A2A (1 month LIBOR + 0.170%), 2.680%, 07/25/2046 (C)	1,762,298	1,683,832
Series 2005-62, Class 2A1 (12 month Treasury Average Index + 1.000%), 3.252%, 12/25/2035 (C)	2,128,303	1,868,364
Countrywide Home Loan Mortgage Pass Through Trust Series 2004-22, Class A3 4.285%, 11/25/2034 (F)	412,133	409,253
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-8, Class 2A1 6.000%, 09/25/2035	4,194,117	2,910,507

The accompanying notes are an integral part of the financial statements.	57

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Morgan Stanley Re-REMIC Trust Series 2010-R4, Class 4B (1 month LIBOR + 0.230%) 3.191%, 02/26/2037 (C)(D)	$4,604,000	$4,006,972
PHH Alternative Mortgage Trust Series 2007-1, Class 1A1 (1 month LIBOR + 0.160%) 2.670%, 02/25/2037 (C)	5,682,985	4,659,206
Residential Accredits Loans, Inc. Trust Series 2005-QS13, Class 2A1 (1 month LIBOR + 0.700%) 3.210%, 09/25/2035 (C)	2,171,886	1,857,183
Residential Asset Securitization Trust Series 2005-A1, Class A1 5.500%, 04/25/2035	2,400,371	2,436,834
Wells Fargo Mortgage Backed Securities Trust Series 2007-4, Class A14 6.000%, 04/25/2037	2,862,858	2,847,034
		26,671,640
U.S. Government Agency – 7.1%
Federal Home Loan Mortgage Corp.
Series 4611, Class BF (1 month LIBOR + 0.400%), 2.889%, 06/15/2041 (C)	4,304,323	4,305,387
Series 4620, Class AF (1 month LIBOR + 0.440%), 2.960%, 11/15/2042 (C)	4,106,831	4,107,526
Series T-63, Class 1A1 (12 month Treasury Average Index + 1.200%), 3.237%, 02/25/2045 (C)	50,667	50,699
Federal National Mortgage Association
Series 2003-W1, Class 1A1, 5.373%, 12/25/2042 (F)	89,727	94,443
Series 2003-W6, Class F (1 month LIBOR + 0.350%), 2.856%, 09/25/2042 (C)	443,935	441,827
Series 2006-5, Class 3A2, 4.129%, 05/25/2035 (F)	35,431	37,204
Series 2007-73, Class A1 (1 month LIBOR + 0.060%), 2.570%, 07/25/2037 (C)	281,323	276,498
Series 2015-38, Class DF (1 month LIBOR + 0.310%), 2.830%, 06/25/2055 (C)	3,356,284	3,337,447
Series 2016-62, Class AF (1 month LIBOR + 0.450%), 2.970%, 09/25/2046 (C)	1,455,270	1,454,397
Government National Mortgage Association
Series 2015-H16, Class FM (1 month LIBOR + 0.600%), 3.107%, 07/20/2065 (C)	7,075,858	7,076,577
Series 2016-154, Class WF (1 month LIBOR + 0.400%), 2.920%, 11/20/2045 (C)	2,388,187	2,383,790
Series 2016-H07, Class FK (1 month LIBOR + 1.000%), 3.507%, 03/20/2066 (C)	7,415,447	7,535,836
Series 2016-H20, Class PT (12 month LIBOR), 5.171%, 09/20/2066 (C)	5,478,456	6,045,031
Total Return Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2017-H01, Class FC (1 month LIBOR + 0.950%), 3.457%, 12/20/2066 (C)	$4,749,827	$4,816,474
Series 2017-H15, Class FE (12 month LIBOR + 0.800%), 3.524%, 07/20/2067 (C)	4,734,071	4,855,633
Series 2017-H18, Class FB (12 month LIBOR + 0.800%), 3.628%, 09/20/2067 (C)	4,967,817	5,100,078
Series 2018-38, Class WF (1 month LIBOR + 0.300%), 2.820%, 10/20/2043 (C)	9,225,280	9,234,350
		61,153,197
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $86,644,496)		$87,824,837
ASSET BACKED SECURITIES – 1.5%
Citigroup Mortgage Loan Trust Series 2007-AMC1, Class A1 (1 month LIBOR + 0.160%) 2.670%, 12/25/2036 (C)(D)	2,899,487	1,814,147
CSAB Mortgage-Backed Trust Series 2006-3, Class A3B (1 month LIBOR + 0.230%) 2.740%, 11/25/2036 (C)	9,471,896	2,583,002
Mastr Asset Backed Securities Trust
Series 2006-NC2, Class A3 (1 month LIBOR + 0.110%) 2.620%, 08/25/2036 (C)	2,379,434	1,259,217
Series 2007-HE2, Class A1 (1 month LIBOR + 1.150%) 3.660%, 08/25/2037 (C)	3,365,751	2,894,538
Merrill Lynch Mortgage Investors Trust Series 2006-HE6, Class A2C (1 month LIBOR + 0.230%) 2.740%, 11/25/2037 (C)	2,609,319	1,404,499
Ownit Mortgage Loan Trust Series 2006-1, Class AF2 3.417%, 10/25/2035	1,992,976	1,265,899
Securitized Asset Backed Receivables LLC Trust Series 2006-FR3, Class A3 (1 month LIBOR + 0.250%) 2.760%, 05/25/2036 (C)	2,009,285	1,253,822
TOTAL ASSET BACKED SECURITIES (Cost $13,399,848)		$12,475,124
PURCHASED OPTIONS – 0.1%
Calls – 0.0%
Exchange Traded Option on 10-Year Canada Government Bond Futures (Expiration Date: 5-17-19; Strike Price: CAD 160.00; Notional Amount: 88,000) (G)	88	334
Exchange Traded Option on Euro BTP Futures (Expiration Date: 5-24-19; Strike Price: $159.00; Notional Amount 65,900,000) (G)	659	7,472
Exchange Traded Option on Euro-OAT Futures (Expiration Date: 5-24-19; Strike Price: $175.00; Notional Amount 55,000,000) (G)	550	6,236

The accompanying notes are an integral part of the financial statements.	58

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
	Shares or Principal Amount	Value
PURCHASED OPTIONS (continued)
Calls (continued)
Exchange Traded Option on U.S. Treasury Bond Futures (Expiration Date: 5-24-19; Strike Price: $186.00; Notional Amount: 357,000) (G)	357	$3,070
Exchange Traded Option on U.S. Treasury Bond Futures (Expiration Date: 5-24-19; Strike Price: $188.00; Notional Amount: 168,000) (G)	168	0
Exchange Traded Option on U.S. Treasury Bond Futures (Expiration Date: 5-24-19; Strike Price: $189.00; Notional Amount: 270,000) (G)	270	0
Exchange Traded Option on U.S. Treasury Bond Futures (Expiration Date: 5-24-19; Strike Price: $191.00; Notional Amount: 219,000) (G)	219	0
		17,112
Puts – 0.1%
Exchange Traded Option on 10-Year U.S. Treasury Note Futures (Expiration Date: 5-24-19; Strike Price: $111.00; Notional Amount: 581,000) (G)	581	4,997
Exchange Traded Option on 10-Year U.S. Treasury Note Futures (Expiration Date: 5-24-19; Strike Price: $112.00; Notional Amount: 625,000) (G)	625	7,071
Exchange Traded Option on 10-Year U.S. Treasury Note Futures (Expiration Date: 5-24-19; Strike Price: $112.50; Notional Amount: 368,000) (G)	368	4,163
Exchange Traded Option on 5-Year U.S. Treasury Note Futures (Expiration Date: 5-24-19; Strike Price: $106.75; Notional Amount: 55,000) (G)	55	473
Exchange Traded Option on 5-Year U.S. Treasury Note Futures (Expiration Date: 5-24-19; Strike Price: $108.25; Notional Amount: 712,000) (G)	712	8,344
Exchange Traded Option on 5-Year U.S. Treasury Note Futures (Expiration Date: 5-24-19; Strike Price: $108.50; Notional Amount: 377,000) (G)	377	4,418
Exchange Traded Option on 5-Year U.S. Treasury Note Futures (Expiration Date: 5-24-19; Strike Price: $108.75; Notional Amount: 42,000) (G)	42	492
Exchange Traded Option on Euro BUND Futures (Expiration Date: 5-24-19; Strike Price: $145.00; Notional Amount 43,400,000) (G)	434	4,921
Total Return Fund (continued)
		Shares or Principal Amount	Value
PURCHASED OPTIONS (continued)
Puts (continued)
Over the Counter Option on 30 Year Interest Rate Swap. Receive a floating rate based on 3-month LIBOR and pay a fixed rate of 2.943% (Expiration Date: 12-12-19; Strike Rate: 2.943%; Counterparty: Goldman Sachs & Company) (G)(H)		2,000,000	$74,900
Over the Counter Option on 30 Year Interest Rate Swap. Receive a floating rate based on 3-month LIBOR and pay a fixed rate of 2.945% (Expiration Date: 12-9-19; Strike Rate: 2.945%; Counterparty: Merrill Lynch, Pierce, Fenner & Smith, Inc.) (G)(H)		7,700,000	283,654
			393,433
TOTAL PURCHASED OPTIONS (Cost $518,625)			$410,545
SHORT-TERM INVESTMENTS – 33.3%
Foreign government – 0.7%
Hellenic Republic Treasury Bill 1.186%, 03/15/2019 *	EUR	5,100,000	5,800,064
U.S. Government – 0.1%
U.S. Treasury Bill 2.335%, 03/19/2019 (A)*		1,233,000	1,231,550
Repurchase agreement – 32.5%
Credit Suisse Securities (USA) LLC Tri-Party Repurchase Agreement dated 2-28-19 at 2.700% to be repurchased at $4,400,330 on 3-1-19, collateralized by $4,395,000 U.S. Treasury Notes, 2.875% due 5-15-28 (valued at $4,456,618, including interest)		$4,400,000	4,400,000
Nomura Securities International, Inc. Tri-Party Repurchase Agreement dated 2-28-19 at 2.600% to be repurchased at $90,906,565 on 3-1-19, collateralized by $91,950,500 U.S. Treasury Notes, 2.625% - 2.650% due 11-15-20 (valued at $92,061,760, including interest)		90,900,000	90,900,000
Repurchase Agreement with State Street Corp. dated 2-28-19 at 1.300% to be repurchased at $11,820,427 on 3-1-19, collateralized by $12,060,000 U.S. Treasury Notes, 2.500% due 2-28-21 (valued at $12,060,000, including interest)		11,820,000	11,820,000
Standard Chartered Bank Tri-Party Repurchase Agreement dated 2-28-19 at 2.700% to be repurchased at $140,110,508 on 3-1-19, collateralized by $132,933,000 U.S. Treasury Bonds, 3.000% - 3.625% due 2-15-44 to 11-15-45 (valued at $141,996,037, including interest)		140,100,000	140,100,000

The accompanying notes are an integral part of the financial statements.	59

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement (continued)
Toronto-Dominion Securities, Inc. Tri-Party Repurchase Agreement dated 2-28-19 at 2.700% to be repurchased at $31,402,355 on 3-1-19, collateralized by $28,575,000 U.S. Treasury Bonds, 3.750% due 11-15-43 (valued at $31,913,703, including interest)	$31,400,000	$31,400,000
		278,620,000
TOTAL SHORT-TERM INVESTMENTS (Cost $286,194,650)		$285,651,614
Total Investments (Total Return Fund) (Cost $1,615,516,124) – 186.9%		$1,603,667,200
Other assets and liabilities, net – (86.9%)		(745,473,275)
TOTAL NET ASSETS – 100.0%		$858,193,925
SALE COMMITMENTS OUTSTANDING - (4.4)%
U.S. Government Agency – (4.4%)
Federal National Mortgage Association 3.500%, TBA (B)	$(27,000,000)	$(27,005,319)
Government National Mortgage Association 5.000%, TBA (B)	(10,000,000)	(10,415,408)
TOTAL SALE COMMITMENTS OUTSTANDING (Cost $(37,441,719))		$(37,420,727)
Currency Abbreviations
CAD	Canadian Dollar
Total Return Fund (continued)
EUR	Euro
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
COFI	11th Federal Home Loan Bank District Cost of Funds Index
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $143,122,445 or 16.7% of the fund's net assets as of 2-28-19.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	Non-income producing security.
(H)	For this type of option, notional amounts are equivalent to number of contracts.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	476	Long	Jun 2019	$58,329,790	$58,072,000	$(257,790)
3-Month EURIBOR Futures	1,107	Long	Jun 2019	315,703,590	315,717,745	14,155
5-Year U.S. Treasury Note Futures	495	Long	Jun 2019	56,793,144	56,708,438	(84,706)
Eurodollar Futures	168	Long	Mar 2019	40,860,037	40,908,000	47,963
German Euro BUND Futures	315	Long	Jun 2019	58,682,153	58,319,930	(362,223)
10-Year Australian Treasury Bond Futures	336	Short	Mar 2019	(31,229,686)	(32,179,060)	(949,374)
10-Year Canada Government Bond Futures	72	Short	Jun 2019	(7,451,605)	(7,425,145)	26,460
Euro-BTP Italian Government Bond Futures	600	Short	Mar 2019	(83,643,508)	(87,519,922)	(3,876,414)
Euro-Buxl Futures	54	Short	Mar 2019	(10,843,428)	(11,304,154)	(460,726)
Eurodollar Futures	339	Short	Jun 2020	(82,567,540)	(82,614,300)	(46,760)
Eurodollar Futures	206	Short	Sep 2020	(50,177,660)	(50,225,375)	(47,715)
Eurodollar Futures	192	Short	Dec 2020	(46,594,198)	(46,812,000)	(217,802)
Euro-OAT Futures	352	Short	Jun 2019	(63,415,479)	(63,328,450)	87,029
U.S. Treasury Long Bond Futures	726	Short	Jun 2019	(105,826,485)	(104,884,313)	942,172
						$(5,185,731)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	1,738,000	USD	1,234,835	Citibank N.A.	3/4/2019	—	($1,984)
BRL	5,111,572	USD	1,366,000	JPMorgan Chase Bank N.A.	3/6/2019	—	(5,146)
BRL	5,865,027	USD	1,568,818	Standard Chartered Bank London	3/6/2019	—	(7,372)
CAD	14,210,000	USD	10,723,792	Bank of America N.A.	3/4/2019	$75,229	—
CAD	14,210,000	USD	10,769,027	HSBC Bank USA	4/2/2019	37,791	—
The accompanying notes are an integral part of the financial statements.	60

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	8,467,760	USD	9,756,638	Bank of America N.A.	3/4/2019	—	($124,989)
EUR	8,467,760	USD	9,665,702	JPMorgan Chase Bank N.A.	4/2/2019	—	(10,459)
EUR	4,401,000	USD	5,040,395	Barclays Bank PLC Wholesale	5/15/2019	—	(4,210)
EUR	3,087,000	USD	3,522,021	Citibank N.A.	5/15/2019	$10,518	—
GBP	25,332,000	USD	33,279,279	JPMorgan Chase Bank N.A.	3/4/2019	319,810	—
GBP	25,332,000	USD	33,691,426	Goldman Sachs Bank USA	4/2/2019	—	(41,887)
GBP	1,310,000	USD	1,737,297	JPMorgan Chase Bank N.A.	5/15/2019	6,527	—
GBP	13,743,000	USD	17,930,456	Standard Chartered Bank	5/15/2019	363,723	—
INR	9,824,237	USD	136,976	BNP Paribas SA	3/20/2019	1,439	—
INR	9,824,237	USD	136,107	BNP Paribas SA	6/19/2019	618	—
MXN	458,463,152	USD	23,514,548	Barclays Bank PLC Wholesale	3/11/2019	236,204	—
MXN	173,578,000	USD	8,889,583	Goldman Sachs Bank USA	3/11/2019	102,651	—
MXN	418,925,152	USD	21,864,570	HSBC Bank USA	3/11/2019	—	(162,089)
MXN	572,837,140	USD	29,821,189	Citibank N.A.	4/15/2019	—	(304,649)
MXN	572,837,140	USD	29,148,310	Bank of America N.A.	6/26/2019	53,740	—
MXN	62,379,242	USD	3,168,759	Royal Bank of Canada	6/26/2019	11,205	—
MXN	418,925,152	USD	21,363,160	BNP Paribas SA	8/14/2019	—	(164,355)
SGD	5,572,753	USD	4,080,127	BNP Paribas SA	3/20/2019	42,757	—
SGD	10,313,000	USD	7,559,199	Citibank N.A.	3/20/2019	70,657	—
SGD	6,066,000	USD	4,447,790	JPMorgan Chase Bank N.A.	3/20/2019	40,013	—
THB	7,317,037	USD	233,696	BNP Paribas SA	3/20/2019	—	(1,429)
USD	1,986,162	AUD	2,739,000	JPMorgan Chase Bank N.A.	3/4/2019	43,252	—
USD	1,367,279	BRL	5,111,572	JPMorgan Chase Bank N.A.	3/6/2019	6,425	—
USD	1,555,339	BRL	5,865,027	Standard Chartered Bank London	3/6/2019	—	(6,108)
USD	5,486,249	CAD	7,225,000	BNP Paribas SA	3/4/2019	—	(4,457)
USD	10,761,075	CAD	14,210,000	HSBC Bank USA	3/4/2019	—	(37,946)
USD	6,540,893	EUR	5,100,000	HSBC Bank USA	3/15/2019	734,566	—
USD	4,495,374	EUR	3,946,000	Citibank N.A.	5/15/2019	—	(20,143)
USD	22,595,945	EUR	19,886,000	JPMorgan Chase Bank N.A.	5/15/2019	—	(160,154)
USD	1,635,845	EUR	1,428,000	Standard Chartered Bank	5/15/2019	1,745	—
USD	33,640,339	GBP	25,332,000	Goldman Sachs Bank USA	3/4/2019	41,249	—
USD	22,668,727	GBP	16,954,000	Barclays Bank PLC Wholesale	5/15/2019	100,182	—
USD	31,312,776	GBP	24,174,000	UBS AG	5/15/2019	—	(866,770)
USD	137,741	INR	9,824,237	BNP Paribas SA	3/20/2019	—	(674)
USD	2,534,216	JPY	278,100,000	JPMorgan Chase Bank N.A.	5/15/2019	25,005	—
USD	23,916,317	MXN	458,463,152	BNP Paribas SA	3/11/2019	165,565	—
USD	30,334,531	MXN	592,503,152	Deutsche Bank AG London	3/11/2019	—	(360,184)
USD	23,480,587	MXN	458,463,152	Barclays Bank PLC Wholesale	3/20/2019	—	(236,991)
USD	4,151,502	MXN	80,931,457	Bank of America N.A.	3/29/2019	—	(29,468)
USD	4,618,743	MXN	90,040,543	Citibank N.A.	3/29/2019	—	(32,808)
USD	29,481,036	MXN	572,837,140	Bank of America N.A.	4/15/2019	—	(35,504)
USD	21,344,329	MXN	418,925,152	HSBC Bank USA	8/14/2019	145,525	—
USD	1,948,001	SGD	2,656,000	Bank of America N.A.	3/20/2019	—	(16,985)
USD	5,489,504	SGD	7,520,071	HSBC Bank USA	3/20/2019	—	(74,063)
USD	8,604,192	SGD	11,772,000	JPMorgan Chase Bank N.A.	3/20/2019	—	(105,074)
USD	222,321	THB	7,317,037	HSBC Bank USA	3/20/2019	—	(9,946)
USD	234,145	THB	7,317,037	BNP Paribas SA	6/19/2019	1,351	—
						$2,637,747	($2,825,844)

WRITTEN OPTIONS
Foreign currency options
Description	Counterparty (OTC)		Exercise price	Expiration date	Notional amount*	Premium	Value
Calls
U.S. Dollar versus Mexican Peso	Goldman Sachs Bank USA	USD	20.20	Mar 2019	1,700,000	$ 18,726	$ (5)
						$ 18,726	$ (5)
Puts
British Pound versus U.S. Dollar	Goldman Sachs Bank USA	GBP	1.25	Mar 2019	6,600,000	79,106	(9)
British Pound versus U.S. Dollar	JPMorgan Chase Bank N.A.	GBP	1.25	Mar 2019	1,800,000	26,845	(72)
						$105,951	$(81)
						$124,677	$(86)
* For this type of option, notional amounts are equivalent to number of contracts.
The accompanying notes are an integral part of the financial statements.	61

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
Interest rate swaptions
Description	Counterparty (OTC)	Floating rate index	Pay/receive floating rate	Exercise rate	Expiration date		Notional amount*	Premium	Value
Puts
5-Year Interest Rate Swap	Bank of America N.A.	3 month USD LIBOR	Pay	2.750%	Dec 2019	USD	33,900,000	$370,280	$(208,797)
5-Year Interest Rate Swap	Goldman Sachs Bank USA	3 month USD LIBOR	Pay	2.750%	Dec 2019	USD	8,600,000	93,818	(53,804)
								$464,098	$(262,601)
* For this type of option, notional amounts are equivalent to number of contracts.
Credit default swaptions
Description	Counterparty (OTC)	Index	Buy/sell protection	Exercise rate	Expiration date		Notional amount*	Premium	Value
Puts
5-Year Credit Default Swap	Citibank N.A.	CDX.NA.IG.31	Sell	1.050%	Mar 2019	USD	10,800,000	$16,875	$ (31)
5-Year Credit Default Swap	JPMorgan Securities LLC	CDX.NA.IG.31	Sell	1.200%	Mar 2019	USD	1,900,000	3,534	(2)
5-Year Credit Default Swap	Goldman Sachs International	CDX.NA.IG.31	Sell	2.400%	Sep 2019	USD	3,000,000	5,100	(238)
								$25,509	$(271)
* For this type of option, notional amounts are equivalent to number of contracts.

SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	196,300,000	USD	USD LIBOR BBA	Fixed 1.963%	Semi-Annual	Quarterly	Dec 2019	$(813,564)	$(576,112)	$(1,389,676)
Centrally cleared	62,200,000	USD	USD LIBOR BBA	Fixed 2.800%	Semi-Annual	Quarterly	Aug 2023	(1,269,974)	1,884,536	614,562
Centrally cleared	2,000,000,000	JPY	JPY LIBOR BBA	Fixed 0.100%	Semi-Annual	Semi-Annual	Mar 2024	70,665	24,463	95,128
Centrally cleared	12,500,000	GBP	Fixed 1.500%	GBP LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2024	(11,153)	(142,307)	(153,460)
Centrally cleared	5,870,000,000	JPY	Fixed 0.300%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2026	(316,727)	(657,968)	(974,695)
Centrally cleared	5,130,000,000	JPY	Fixed 0.300%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2026	(2,985,857)	2,134,014	(851,843)
Centrally cleared	2,380,000,000	JPY	Fixed 0.300%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Sep 2027	(754,744)	383,372	(371,372)
Centrally cleared	39,500,000	USD	Fixed 2.500%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2027	(1,028,798)	1,698,899	670,101
Centrally cleared	5,850,000,000	JPY	JPY LIBOR BBA	Fixed 0.380%	Semi-Annual	Semi-Annual	Jun 2028	215,950	993,947	1,209,897
Centrally cleared	46,300,000	USD	Fixed 2.250%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2028	2,376,104	(571,592)	1,804,512
Centrally cleared	7,700,000	GBP	Fixed 1.500%	GBP LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2029	132,455	(135,990)	(3,535)
Centrally cleared	52,600,000	EUR	EUR EURIBOR Reuters	Fixed 1.000%	Annual	Semi-Annual	Mar 2029	(216,127)	1,912,327	1,696,200
Centrally cleared	4,800,000	GBP	Fixed 1.500%	GBP LIBOR BBA	Semi-Annual	Semi-Annual	Jun 2029	(37,098)	47,708	10,610
Centrally cleared	690,000,000	JPY	Fixed 0.700%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Oct 2038	43,400	(286,400)	(243,000)
Centrally cleared	350,000,000	JPY	Fixed 0.785%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Nov 2038	1,177	(172,844)	(171,667)
Centrally cleared	2,600,000,000	JPY	Fixed 0.750%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Dec 2038	103,805	(1,194,660)	(1,090,855)
Centrally cleared	8,900,000	EUR	EUR EURIBOR Reuters	Fixed 1.501%	Annual	Semi-Annual	Jul 2042	—	583,564	583,564
Centrally cleared	160,000,000	JPY	Fixed 1.000%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2048	(4,899)	(134,563)	(139,462)
Centrally cleared	3,300,000	USD	Fixed 2.940%	USD LIBOR BBA	Semi-Annual	Quarterly	Aug 2048	317,115	(330,153)	(13,038)
Centrally cleared	3,800,000	USD	Fixed 2.930%	USD LIBOR BBA	Semi-Annual	Quarterly	Aug 2048	396,302	(403,526)	(7,224)
Centrally cleared	6,400,000	USD	Fixed 2.905%	USD LIBOR BBA	Semi-Annual	Quarterly	Aug 2048	620,138	(599,507)	20,631
Centrally cleared	2,100,000	GBP	Fixed 1.750%	GBP LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2049	(12,896)	(62,129)	(75,025)
Centrally cleared	4,500,000	EUR	EUR EURIBOR Reuters	Fixed 1.500%	Annual	Semi-Annual	Mar 2049	(90,064)	353,067	263,003
Centrally cleared	6,900,000	GBP	Fixed 1.750%	GBP LIBOR BBA	Semi-Annual	Semi-Annual	Jun 2049	(479,142)	247,240	(231,902)
								$(3,743,932)	$4,995,386	$1,251,454
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Bank of America N.A.	Republic of Colombia	0.724%	3,700,000	USD	$3,700,000	1.000%	Quarterly	Jun 2021	$17,200	$23,442	$40,642
BNP Paribas SA	Petroleo Brasileiro SA	0.816%	300,000	USD	300,000	1.000%	Quarterly	Mar 2020	(11,739)	13,313	1,574
Citibank N.A.	Republic of Colombia	0.724%	100,000	USD	100,000	1.000%	Quarterly	Jun 2021	487	611	1,098
Goldman Sachs International	Petroleo Brasileiro SA	0.721%	300,000	USD	300,000	1.000%	Quarterly	Dec 2019	(5,282)	6,789	1,507
HSBC Bank USA	Petroleo Brasileiro SA	0.816%	100,000	USD	100,000	1.000%	Quarterly	Mar 2020	(3,709)	4,234	525
HSBC Bank USA	Republic of Colombia	0.724%	1,900,000	USD	1,900,000	1.000%	Quarterly	Jun 2021	9,677	11,193	20,870
JPMorgan Chase Bank N.A.	Republic of South Africa	1.759%	5,400,000	USD	5,400,000	1.000%	Quarterly	Dec 2023	(269,730)	103,586	(166,144)
					$11,800,000				$(263,096)	$163,168	$(99,928)
The accompanying notes are an integral part of the financial statements.	62

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
Credit default swaps - Seller (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.NA.IG.28	0.496%	10,900,000	USD	$10,900,000	1.000%	Quarterly	Jun 2022	$138,391	$77,037	215,428
Centrally cleared	Simon Property Group LP	0.400%	3,500,000	USD	3,500,000	1.000%	Quarterly	Jun 2022	(7,505)	85,710	78,205
Centrally cleared	Tesco PLC	0.775%	3,000,000	EUR	3,685,798	1.000%	Quarterly	Jun 2022	(535,520)	581,895	46,375
Centrally cleared	Ford Motor Credit Company LLC	2.034%	2,100,000	USD	2,100,000	5.000%	Quarterly	Dec 2022	292,248	(38,602)	253,646
Centrally cleared	CDX.NA.IG.30	0.594%	23,900,000	USD	23,900,000	1.000%	Quarterly	Jun 2020	(367,688)	(125,021)	(492,709)
Centrally cleared	CDX.NA.IG.31	0.663%	12,800,000	USD	12,800,000	1.000%	Quarterly	Dec 2023	210,414	42,764	253,178
Centrally cleared	CDX.NA.IG.31	1.304%	8,100,000	USD	8,100,000	1.000%	Quarterly	Dec 2023	(194,538)	107,662	(86,876)
Centrally cleared	General Electric Company	1.276%	2,300,000	USD	2,300,000	1.000%	Quarterly	Dec 2023	(91,448)	103,559	12,111
					$67,285,798				$(555,646)	$835,004	$279,358
					$79,085,798				$(818,742)	$998,172	$179,430
Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
SGD	Singapore Dollar
THB	Thai Bhat
USD	U.S. Dollar
Derivatives Abbreviations
BBA	The British Banker's Association
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate

OTC is an abbreviation for over-the-counter. See Notes to financial statements regarding investment transactions and other derivatives information.
U.S. High Yield Bond Fund
	Shares or Principal Amount	Value
CORPORATE BONDS – 91.9%
Communication services – 17.6%
CCO Holdings LLC
4.000%, 03/01/2023 (A)	$50,000	$49,381
5.000%, 02/01/2028 (A)	125,000	120,313
5.125%, 02/15/2023	20,000	20,325
5.125%, 05/01/2023 to 05/01/2027 (A)	1,250,000	1,262,913
5.250%, 09/30/2022	310,000	316,006
5.375%, 05/01/2025 (A)	2,350,000	2,405,813
5.750%, 02/15/2026 (A)	2,700,000	2,797,983
5.875%, 04/01/2024 (A)	470,000	489,388
Cinemark USA, Inc. 5.125%, 12/15/2022	700,000	710,500
Clear Channel Worldwide Holdings, Inc. 9.250%, 02/15/2024 (A)	50,000	52,438
CSC Holdings LLC
5.375%, 07/15/2023 to 02/01/2028 (A)	1,105,000	1,118,659
5.500%, 05/15/2026 (A)	875,000	888,125
7.500%, 04/01/2028 (A)	550,000	580,250
7.750%, 07/15/2025 (A)	1,125,000	1,200,938
EMI Music Publishing Group North America Holdings, Inc. 7.625%, 06/15/2024 (A)	1,125,000	1,192,500
GCI LLC 6.750%, 06/01/2021	500,000	503,750
Gray Television, Inc.
5.125%, 10/15/2024 (A)	975,000	971,344
5.875%, 07/15/2026 (A)	2,000,000	2,020,000
U.S. High Yield Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Gray Television, Inc. (continued)
7.000%, 05/15/2027 (A)	$200,000	$211,500
Intelsat Connect Finance SA 9.500%, 02/15/2023 (A)(B)	275,000	266,063
Intelsat Jackson Holdings SA
5.500%, 08/01/2023	3,400,000	3,119,500
8.500%, 10/15/2024 (A)	1,100,000	1,110,670
Intelsat Luxembourg SA 8.125%, 06/01/2023 (B)	300,000	250,500
Lamar Media Corp.
5.375%, 01/15/2024	250,000	256,875
5.750%, 02/01/2026 (A)	50,000	52,313
Level 3 Financing, Inc.
5.125%, 05/01/2023	665,000	669,216
5.375%, 08/15/2022 to 01/15/2024	925,000	930,781
5.625%, 02/01/2023	310,000	312,325
6.125%, 01/15/2021	500,000	502,025
Live Nation Entertainment, Inc.
4.875%, 11/01/2024 (A)	925,000	918,063
5.375%, 06/15/2022 (A)	250,000	252,813
5.625%, 03/15/2026 (A)	150,000	153,375
National CineMedia LLC 6.000%, 04/15/2022	2,025,000	2,047,579
Nexstar Broadcasting, Inc. 6.125%, 02/15/2022 (A)	1,300,000	1,319,500

The accompanying notes are an integral part of the financial statements.	63

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Nielsen Finance LLC 5.000%, 04/15/2022 (A)	$2,800,000	$2,793,000
Outfront Media Capital LLC
5.250%, 02/15/2022	230,000	233,519
5.625%, 02/15/2024	375,000	383,906
Salem Media Group, Inc. 6.750%, 06/01/2024 (A)	2,075,000	1,909,000
Sprint Capital Corp.
6.875%, 11/15/2028	190,000	187,506
6.900%, 05/01/2019	1,375,000	1,378,438
8.750%, 03/15/2032	1,350,000	1,463,198
The EW Scripps Company 5.125%, 05/15/2025 (A)	2,000,000	1,925,000
The Nielsen Company Luxembourg SARL 5.000%, 02/01/2025 (A)(B)	400,000	395,000
T-Mobile USA, Inc.
4.000%, 04/15/2022	375,000	375,938
4.500%, 02/01/2026	75,000	73,969
4.750%, 02/01/2028	75,000	72,563
5.125%, 04/15/2025	250,000	256,328
5.375%, 04/15/2027	825,000	846,656
6.375%, 03/01/2025	1,550,000	1,612,969
Zayo Group LLC
5.750%, 01/15/2027 (A)	400,000	387,967
6.375%, 05/15/2025	1,578,000	1,566,165
		44,934,846
Consumer discretionary – 12.0%
Asbury Automotive Group, Inc. 6.000%, 12/15/2024	2,390,000	2,425,850
Carriage Services, Inc. 6.625%, 06/01/2026 (A)	375,000	382,500
CCM Merger, Inc. 6.000%, 03/15/2022 (A)	2,775,000	2,833,969
Cooper Tire & Rubber Company 7.625%, 03/15/2027	2,410,000	2,542,550
ESH Hospitality, Inc. 5.250%, 05/01/2025 (A)	2,975,000	2,960,125
GLP Capital LP
4.375%, 04/15/2021	75,000	76,120
4.875%, 11/01/2020	25,000	25,375
5.375%, 11/01/2023	625,000	649,025
Group 1 Automotive, Inc.
5.000%, 06/01/2022	925,000	929,625
5.250%, 12/15/2023 (A)	500,000	498,750
Hilton Domestic Operating Company, Inc. 5.125%, 05/01/2026 (A)	225,000	226,060
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC
5.000%, 06/01/2024 (A)	650,000	658,307
5.250%, 06/01/2026 (A)	650,000	662,526
Levi Strauss & Company 5.000%, 05/01/2025	175,000	178,500
Lithia Motors, Inc. 5.250%, 08/01/2025 (A)	1,025,000	1,014,750
LKQ Corp. 4.750%, 05/15/2023	2,550,000	2,562,750
Penske Automotive Group, Inc.
3.750%, 08/15/2020	415,000	412,352
5.375%, 12/01/2024	1,113,000	1,107,435
5.750%, 10/01/2022	2,000,000	2,030,000
Service Corp. International
4.625%, 12/15/2027	425,000	419,688
U.S. High Yield Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Service Corp. International (continued)
7.500%, 04/01/2027	$450,000	$497,250
8.000%, 11/15/2021	2,145,000	2,321,963
Sonic Automotive, Inc.
5.000%, 05/15/2023 (B)	1,450,000	1,370,250
6.125%, 03/15/2027	350,000	309,750
The William Carter Company
5.250%, 08/15/2021	300,000	304,125
5.625%, 03/15/2027 (A)	775,000	775,000
Wolverine World Wide, Inc. 5.000%, 09/01/2026 (A)	1,200,000	1,152,000
Wyndham Hotels & Resorts, Inc. 5.375%, 04/15/2026 (A)	1,270,000	1,284,796
		30,611,391
Consumer staples – 1.9%
Aramark Services, Inc.
5.000%, 02/01/2028 (A)	150,000	148,125
5.125%, 01/15/2024	370,000	377,863
B&G Foods, Inc.
4.625%, 06/01/2021	1,000,000	998,750
5.250%, 04/01/2025 (B)	600,000	574,074
Central Garden & Pet Company 5.125%, 02/01/2028	150,000	138,750
Cott Holdings, Inc. 5.500%, 04/01/2025 (A)	375,000	370,781
Darling Ingredients, Inc. 5.375%, 01/15/2022	150,000	151,500
Lamb Weston Holdings, Inc.
4.625%, 11/01/2024 (A)	25,000	25,125
4.875%, 11/01/2026 (A)	25,000	25,031
Pilgrim's Pride Corp.
5.750%, 03/15/2025 (A)	940,000	940,000
5.875%, 09/30/2027 (A)	125,000	122,813
Prestige Brands, Inc. 6.375%, 03/01/2024 (A)(B)	705,000	708,525
Spectrum Brands, Inc. 5.750%, 07/15/2025	275,000	269,156
		4,850,493
Energy – 17.8%
Andeavor Logistics LP
5.250%, 01/15/2025	425,000	432,226
6.375%, 05/01/2024	275,000	288,063
Archrock Partners LP 6.000%, 04/01/2021 to 10/01/2022	2,000,000	1,988,500
Baytex Energy Corp.
5.125%, 06/01/2021 (A)	950,000	935,750
5.625%, 06/01/2024 (A)	1,160,000	1,041,100
Bristow Group, Inc.
6.250%, 10/15/2022	2,850,000	855,000
8.750%, 03/01/2023 (A)(B)	500,000	393,750
Carrizo Oil & Gas, Inc. 8.250%, 07/15/2025	525,000	547,313
Cheniere Energy Partners LP
5.250%, 10/01/2025	2,975,000	3,012,188
5.625%, 10/01/2026 (A)	400,000	407,500
Continental Resources, Inc. 3.800%, 06/01/2024	325,000	320,124
DCP Midstream Operating LP 2.700%, 04/01/2019	475,000	474,430
Denbury Resources, Inc.
6.375%, 08/15/2021	2,125,000	1,779,688
9.250%, 03/31/2022 (A)	451,000	452,128
Diamond Offshore Drilling, Inc. 4.875%, 11/01/2043	1,000,000	625,000

The accompanying notes are an integral part of the financial statements.	64

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
EnLink Midstream Partners LP
4.150%, 06/01/2025	$75,000	$71,438
4.400%, 04/01/2024	1,904,000	1,849,260
4.850%, 07/15/2026 (B)	725,000	709,594
Ensco PLC 5.750%, 10/01/2044	2,575,000	1,654,438
Era Group, Inc. 7.750%, 12/15/2022 (B)	1,600,000	1,568,000
Gulfport Energy Corp. 6.000%, 10/15/2024	625,000	565,625
Hilcorp Energy I LP
5.000%, 12/01/2024 (A)	1,250,000	1,200,000
5.750%, 10/01/2025 (A)	1,250,000	1,242,188
6.250%, 11/01/2028 (A)	225,000	220,500
Hornbeck Offshore Services, Inc. 5.875%, 04/01/2020	585,000	336,375
Murphy Oil Corp.
4.450%, 12/01/2022	1,175,000	1,169,245
5.750%, 08/15/2025	125,000	126,968
6.875%, 08/15/2024	585,000	618,795
Nabors Industries, Inc. 5.750%, 02/01/2025	800,000	706,000
NGPL PipeCo LLC
4.375%, 08/15/2022 (A)	225,000	227,250
4.875%, 08/15/2027 (A)	350,000	352,078
7.768%, 12/15/2037 (A)	3,075,000	3,670,781
Oceaneering International, Inc. 6.000%, 02/01/2028	1,300,000	1,228,500
Rockies Express Pipeline LLC
5.625%, 04/15/2020 (A)	2,250,000	2,295,000
6.875%, 04/15/2040 (A)	1,327,000	1,423,208
7.500%, 07/15/2038 (A)	201,000	227,130
SemGroup Corp.
5.625%, 07/15/2022 to 11/15/2023	1,625,000	1,558,125
6.375%, 03/15/2025	1,925,000	1,814,313
7.250%, 03/15/2026	910,000	880,425
Southwestern Energy Company
6.200%, 01/23/2025 (B)	15,000	14,846
7.500%, 04/01/2026	250,000	260,000
7.750%, 10/01/2027 (B)	250,000	259,688
Summit Midstream Holdings LLC 5.750%, 04/15/2025	125,000	119,375
Tallgrass Energy Partners LP 5.500%, 09/15/2024 (A)	4,325,000	4,418,204
Ultra Resources, Inc. 7.125%, 04/15/2025 (A)(B)	2,675,000	655,375
USA Compression Partners LP 6.875%, 04/01/2026	500,000	508,750
		45,504,234
Financials – 4.0%
Ally Financial, Inc. 8.000%, 03/15/2020	200,000	209,250
AmWINS Group, Inc. 7.750%, 07/01/2026 (A)	700,000	717,500
CIT Group, Inc.
4.125%, 03/09/2021	40,000	40,437
6.125%, 03/09/2028	50,000	54,125
FirstCash, Inc. 5.375%, 06/01/2024 (A)	450,000	455,760
HUB International, Ltd. 7.000%, 05/01/2026 (A)	425,000	416,500
LPL Holdings, Inc. 5.750%, 09/15/2025 (A)	5,075,000	5,132,094
Springleaf Finance Corp.
6.000%, 06/01/2020	1,475,000	1,510,031
U.S. High Yield Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Springleaf Finance Corp. (continued)
7.125%, 03/15/2026	$600,000	$607,500
8.250%, 10/01/2023	225,000	248,344
USIS Merger Sub, Inc. 6.875%, 05/01/2025 (A)	875,000	850,938
		10,242,479
Health care – 10.0%
Bausch Health Americas, Inc. 8.500%, 01/31/2027 (A)	300,000	310,688
Bausch Health Companies, Inc.
5.500%, 03/01/2023 to 11/01/2025 (A)	2,075,000	2,068,750
5.750%, 08/15/2027 (A)	50,000	50,438
5.875%, 05/15/2023 (A)	1,025,000	1,019,875
6.125%, 04/15/2025 (A)	1,265,000	1,217,563
6.500%, 03/15/2022 (A)	175,000	181,344
7.000%, 03/15/2024 (A)	325,000	342,469
Centene Corp.
5.375%, 06/01/2026 (A)	450,000	466,875
6.125%, 02/15/2024	200,000	209,250
Change Healthcare Holdings LLC 5.750%, 03/01/2025 (A)	1,825,000	1,781,109
Charles River Laboratories International, Inc. 5.500%, 04/01/2026 (A)	250,000	260,000
Community Health Systems, Inc. 5.125%, 08/01/2021 (B)	1,575,000	1,545,469
DaVita, Inc. 5.000%, 05/01/2025	675,000	651,173
Encompass Health Corp. 5.125%, 03/15/2023	195,000	196,463
HCA, Inc.
4.250%, 10/15/2019	135,000	135,852
5.875%, 03/15/2022	1,500,000	1,596,007
Hill-Rom Holdings, Inc.
5.000%, 02/15/2025 (A)	25,000	24,875
5.750%, 09/01/2023 (A)	325,000	334,344
Hologic, Inc.
4.375%, 10/15/2025 (A)	1,250,000	1,228,125
4.625%, 02/01/2028 (A)	150,000	145,125
IQVIA, Inc.
4.875%, 05/15/2023 (A)	250,000	253,750
5.000%, 10/15/2026 (A)	200,000	203,500
Kinetic Concepts, Inc. 7.875%, 02/15/2021 (A)	1,600,000	1,634,000
MEDNAX, Inc.
5.250%, 12/01/2023 (A)	175,000	176,969
6.250%, 01/15/2027 (A)(B)	325,000	326,804
MPH Acquisition Holdings LLC 7.125%, 06/01/2024 (A)	2,225,000	2,216,656
NVA Holdings, Inc. 6.875%, 04/01/2026 (A)	150,000	144,750
Polaris Intermediate Corp. (8.500% Cash or 9.250% PIK) 8.500%, 12/01/2022 (A)	400,000	394,884
Select Medical Corp. 6.375%, 06/01/2021	1,975,000	1,982,406
Surgery Center Holdings, Inc.
6.750%, 07/01/2025 (A)	325,000	295,750
8.875%, 04/15/2021 (A)	750,000	763,125
Tenet Healthcare Corp. 4.625%, 07/15/2024	775,000	770,156
Vizient, Inc. 10.375%, 03/01/2024 (A)	2,350,000	2,543,875

The accompanying notes are an integral part of the financial statements.	65

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
WellCare Health Plans, Inc. 5.375%, 08/15/2026 (A)	$100,000	$102,875
		25,575,294
Industrials – 7.5%
ACCO Brands Corp. 5.250%, 12/15/2024 (A)	25,000	24,563
Advanced Disposal Services, Inc. 5.625%, 11/15/2024 (A)	1,925,000	1,939,880
Allison Transmission, Inc.
4.750%, 10/01/2027 (A)	575,000	550,563
5.000%, 10/01/2024 (A)	2,625,000	2,641,406
BBA US Holdings, Inc. 5.375%, 05/01/2026 (A)	1,375,000	1,400,781
Covanta Holding Corp.
5.875%, 03/01/2024 to 07/01/2025	1,250,000	1,264,688
6.000%, 01/01/2027	750,000	751,875
KAR Auction Services, Inc. 5.125%, 06/01/2025 (A)	3,250,000	3,160,625
RBS Global, Inc. 4.875%, 12/15/2025 (A)	650,000	637,000
Resideo Funding, Inc. 6.125%, 11/01/2026 (A)	225,000	230,625
Ritchie Bros Auctioneers, Inc. 5.375%, 01/15/2025 (A)	2,650,000	2,696,375
Sensata Technologies BV 5.625%, 11/01/2024 (A)	1,600,000	1,680,000
Sensata Technologies UK Financing Company PLC 6.250%, 02/15/2026 (A)	250,000	263,750
Stevens Holding Company, Inc. 6.125%, 10/01/2026 (A)	1,100,000	1,122,000
TriMas Corp. 4.875%, 10/15/2025 (A)	578,000	567,885
Waste Pro USA, Inc. 5.500%, 02/15/2026 (A)	250,000	242,500
		19,174,516
Information technology – 5.7%
Cardtronics, Inc. 5.500%, 05/01/2025 (A)	1,400,000	1,331,750
CDK Global, Inc.
4.875%, 06/01/2027	150,000	147,407
5.000%, 10/15/2024	600,000	609,000
5.875%, 06/15/2026	125,000	128,906
CommScope Finance LLC 8.250%, 03/01/2027 (A)	50,000	51,878
CommScope Technologies LLC 6.000%, 06/15/2025 (A)	525,000	494,813
Dell International LLC
5.875%, 06/15/2021 (A)	1,825,000	1,860,956
7.125%, 06/15/2024 (A)	2,275,000	2,414,082
Fair Isaac Corp. 5.250%, 05/15/2026 (A)	725,000	732,250
First Data Corp.
5.000%, 01/15/2024 (A)	525,000	538,787
5.375%, 08/15/2023 (A)	200,000	204,700
5.750%, 01/15/2024 (A)	625,000	645,056
Gartner, Inc. 5.125%, 04/01/2025 (A)	465,000	468,488
Infor Software Parent LLC (7.125% Cash or 7.875% PIK) 7.125%, 05/01/2021 (A)	475,000	476,900
Infor US, Inc. 6.500%, 05/15/2022	355,000	362,018
NCR Corp.
4.625%, 02/15/2021	475,000	472,625
U.S. High Yield Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
NCR Corp. (continued)
5.000%, 07/15/2022	$1,510,000	$1,509,834
5.875%, 12/15/2021	900,000	912,375
6.375%, 12/15/2023	750,000	760,853
Symantec Corp. 5.000%, 04/15/2025 (A)	125,000	124,527
Vantiv LLC 4.375%, 11/15/2025 (A)	325,000	313,625
		14,560,830
Materials – 4.6%
Ardagh Packaging Finance PLC
4.250%, 09/15/2022 (A)	200,000	199,640
4.625%, 05/15/2023 (A)	150,000	151,125
7.250%, 05/15/2024 (A)	475,000	495,188
Ball Corp.
4.375%, 12/15/2020	750,000	765,000
4.875%, 03/15/2026	250,000	254,375
5.000%, 03/15/2022	175,000	181,453
5.250%, 07/01/2025	75,000	78,750
Berry Global, Inc.
5.125%, 07/15/2023	250,000	250,313
6.000%, 10/15/2022	640,000	657,600
Crown Americas LLC
4.250%, 09/30/2026	375,000	360,938
4.750%, 02/01/2026 (B)	675,000	678,254
Flex Acquisition Company, Inc.
6.875%, 01/15/2025 (A)	875,000	826,875
7.875%, 07/15/2026 (A)	250,000	239,375
Novelis Corp.
5.875%, 09/30/2026 (A)	250,000	243,750
6.250%, 08/15/2024 (A)	125,000	125,899
OI European Group BV 4.000%, 03/15/2023 (A)	350,000	342,125
Owens-Brockway Glass Container, Inc.
5.000%, 01/15/2022 (A)	175,000	179,998
5.375%, 01/15/2025 (A)	850,000	866,958
5.875%, 08/15/2023 (A)	913,000	960,933
6.375%, 08/15/2025 (A)	1,700,000	1,785,000
Reynolds Group Issuer, Inc. 5.125%, 07/15/2023 (A)	450,000	450,000
Sealed Air Corp. 5.125%, 12/01/2024 (A)	1,165,000	1,198,272
Silgan Holdings, Inc. 5.500%, 02/01/2022	75,000	75,469
The Scotts Miracle-Gro Company 6.000%, 10/15/2023	50,000	51,500
Valvoline, Inc. 5.500%, 07/15/2024	250,000	250,938
		11,669,728
Real estate – 4.6%
CoreCivic, Inc.
4.625%, 05/01/2023	300,000	288,375
5.000%, 10/15/2022	800,000	793,888
Equinix, Inc.
5.375%, 01/01/2022	100,000	102,813
5.750%, 01/01/2025	650,000	676,813
5.875%, 01/15/2026	625,000	654,688
Iron Mountain, Inc.
4.375%, 06/01/2021 (A)	975,000	972,563
5.250%, 03/15/2028 (A)	450,000	430,875
6.000%, 08/15/2023	250,000	256,250
MPT Operating Partnership LP
5.000%, 10/15/2027	725,000	719,563
5.250%, 08/01/2026	800,000	810,000
5.500%, 05/01/2024	715,000	731,981

The accompanying notes are an integral part of the financial statements.	66

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
MPT Operating Partnership LP (continued)
6.375%, 03/01/2024	$60,000	$62,850
Sabra Health Care LP
5.375%, 06/01/2023	500,000	502,500
5.500%, 02/01/2021	1,350,000	1,369,406
SBA Communications Corp.
4.000%, 10/01/2022	525,000	519,750
4.875%, 07/15/2022	100,000	101,140
The GEO Group, Inc.
5.125%, 04/01/2023	210,000	199,500
5.875%, 01/15/2022 (B)	1,090,000	1,081,825
5.875%, 10/15/2024	575,000	544,813
6.000%, 04/15/2026	975,000	904,313
		11,723,906
Utilities – 6.2%
AmeriGas Partners LP 5.750%, 05/20/2027	100,000	98,000
NextEra Energy Operating Partners LP
4.250%, 09/15/2024 (A)	125,000	122,813
4.500%, 09/15/2027 (A)	425,000	403,750
NSG Holdings LLC 7.750%, 12/15/2025 (A)	2,674,576	2,861,797
Pattern Energy Group, Inc. 5.875%, 02/01/2024 (A)	3,775,000	3,826,906
Rockpoint Gas Storage Canada, Ltd. 7.000%, 03/31/2023 (A)	987,000	966,026
Southern Star Central Corp. 5.125%, 07/15/2022 (A)	1,900,000	1,881,000
Suburban Propane Partners LP 5.875%, 03/01/2027	175,000	164,938
Terraform Global Operating LLC 6.125%, 03/01/2026 (A)	950,000	914,375
TerraForm Power Operating LLC
4.250%, 01/31/2023 (A)	2,250,000	2,229,098
5.000%, 01/31/2028 (A)	1,525,000	1,448,750
6.625%, 06/15/2025 (A)	850,000	892,500
		15,809,953
TOTAL CORPORATE BONDS (Cost $235,440,021)		$234,657,670
CONVERTIBLE BONDS – 0.4%
Communication services – 0.2%
DISH Network Corp. 3.375%, 08/15/2026	575,000	493,868
Energy – 0.2%
Nabors Industries, Inc. 0.750%, 01/15/2024	950,000	664,694
TOTAL CONVERTIBLE BONDS (Cost $1,295,378)		$1,158,562
TERM LOANS (C) – 3.2%
Communication services – 1.8%
Advantage Sales & Marketing, Inc., 2014 1st Lien Term Loan (1 month LIBOR + 3.250%) 5.743%, 07/23/2021	925,827	810,099
Ancestry.com Operations, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 3.250%) 5.750%, 10/19/2023	3,718,044	3,693,245
		4,503,344
U.S. High Yield Bond Fund (continued)
	Shares or Principal Amount	Value
TERM LOANS (C) (continued)
Consumer discretionary – 0.1%
CCM Merger, Inc., New Term Loan B (1 month LIBOR + 2.250%) 4.743%, 08/08/2021	$332,702	$330,872
Energy – 0.5%
EPIC Crude Services LP, Term Loan B 02/20/2026 TBD (D)	600,000	592,500
Ultra Resources, Inc., 1st Lien Term Loan (1 month LIBOR + 4.000%) 6.481%, 04/12/2024	675,000	602,816
		1,195,316
Financials – 0.2%
Capital Automotive LP, 2017 2nd Lien Term Loan (1 month LIBOR + 6.000%) 8.493%, 03/24/2025	428,659	427,232
Health care – 0.2%
Press Ganey Holdings, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 2.750%) 5.243%, 10/23/2023	642,189	637,642
Information technology – 0.4%
First Data Corp., 2024 USD Term Loan (1 month LIBOR + 2.000%) 4.490%, 04/26/2024	1,025,000	1,023,432
TOTAL TERM LOANS (Cost $8,268,185)		$8,117,838
RIGHTS – 0.1%
Texas Competitive Electric Holdings Company LLC (E)(F)	215,025	156,968
TOTAL RIGHTS (Cost $1,079,996)		$156,968
ESCROW CERTIFICATES – 0.0%
Texas Competitive Electric Holdings Company LLC 11.500%, 10/01/2020 (E)(G)	$13,200,000	19,800
TOTAL ESCROW CERTIFICATES (Cost $6,477)		$19,800
SECURITIES LENDING COLLATERAL – 3.3%
John Hancock Collateral Trust, 2.5250% (H)(I)	843,372	8,439,706
TOTAL SECURITIES LENDING COLLATERAL (Cost $8,436,047)		$8,439,706
SHORT-TERM INVESTMENTS – 3.8%
Money market funds – 3.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3457% (H)	9,554,716	9,554,716
TOTAL SHORT-TERM INVESTMENTS (Cost $9,554,716)		$9,554,716
Total Investments (U.S. High Yield Bond Fund) (Cost $264,080,820) – 102.7%		$262,105,260
Other assets and liabilities, net – (2.7%)		(6,767,517)
TOTAL NET ASSETS – 100.0%		$255,337,743
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $138,688,100 or 54.3% of the fund's net assets as of 2-28-19.
(B)	All or a portion of this security is on loan as of 2-28-19.

The accompanying notes are an integral part of the financial statements.	67

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
(C)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(D)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(E)	Non-income producing security.
(F)	Strike price and/or expiration date not available.
(G)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(H)	The rate shown is the annualized seven-day yield as of 2-28-19.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
The accompanying notes are an integral part of the financial statements.	68

John Hancock Funds II
Portfolio of Investments — February 28, 2019 (unaudited) (showing percentage of total net assets)

The following funds had the following country composition as a percentage of net assets, unless otherwise indicated, on 2-28-19:
High Yield Fund
United States	75.3%
Canada	5.1%
Cayman Islands	5.0%
United Kingdom	3.5%
France	1.9%
Netherlands	1.6%
Luxembourg	1.3%
Other countries	6.3%
TOTAL	100.0%
Total Return Fund (as a percentage of total investments)
United States	89.3%
United Kingdom	3.2%
Ireland	1.0%
Germany	1.0%
Other countries	5.5%
TOTAL	100.0%

The accompanying notes are an integral part of the financial statements.
69

John Hancock Funds II
Statements of assets and liabilities — February 28, 2019 (unaudited)

Assets	Asia Pacific Total Return Bond Fund	Core Bond Fund	Global Bond Fund	High Yield Fund
Unaffiliated investments, at value	$309,866,078	$2,207,081,245	$236,588,243	$373,730,197
Affiliated investments, at value	—	54,801	—	12,641,504
Repurchase agreements, at value	—	—	1,931,000	—
Total investments, at value	309,866,078	2,207,136,046	238,519,243	386,371,701
Swap contracts, at value	—	—	73,632	—
Unrealized appreciation on forward foreign currency contracts	55,584	—	2,078,369	32,172
Receivable for futures variation margin	95,368	—	145,223	—
Cash	6,216,738	—	111	—
Foreign currency, at value	4,009,657	—	1,623,172	740,279
Collateral held at broker for futures contracts	659,125	—	151,127	104,490
Collateral segregated at custodian for OTC derivative contracts	—	—	—	6,575
Interest receivable	3,643,947	8,378,771	1,549,857	5,541,379
Receivable for fund shares sold	—	361,973,315	7,915	9
Receivable for investments sold	—	32,810,141	77,956,059	3,389,444
Receivable for delayed delivery securities sold	—	86,202,706	60,038,371	—
Receivable for securities lending income	—	140	—	6,982
Other assets	14,813	54,014	17,113	16,402
Total assets	324,561,310	2,696,555,133	382,160,192	396,209,433
Liabilities
Payable for sale commitments outstanding, at value	—	—	310,225	—
Payable for open reverse repurchase agreements	—	—	18,951,470	—
Payable for sale-buybacks	—	—	5,531,117	—
Unrealized depreciation on forward foreign currency contracts	159,123	—	1,384,847	3,551
Written options, at value	—	—	68,923	—
Swap contracts, at value	—	—	315,012	—
Payable for centrally cleared swaps	—	—	14,837	—
Payable for futures variation margin	—	—	—	15,305
Securities sold short, at value	—	—	1,621,414	—
Due to custodian	—	582,603	—	28,191
Payable for collateral on OTC derivatives	—	—	1,420,000	—
Payable for collateral on sale commitments	—	—	506,000	—
Payable for collateral on open reverse repurchase agreements	—	—	200,000	—
Payable for investments purchased	—	293,602,255	2,975,570	7,127,007
Payable for delayed delivery securities purchased	—	339,470,885	102,056,373	—
Payable for fund shares repurchased	1,379,671	116,959	73,000,000	109,665
Payable upon return of securities loaned	—	55,846	—	12,641,721
Payable to affiliates
Accounting and legal services fees	15,451	78,336	12,247	18,203
Trustees' fees	338	1,481	308	437
Other liabilities and accrued expenses	83,379	223,542	104,120	107,552
Total liabilities	1,637,962	634,131,907	208,472,463	20,051,632
Net assets	$322,923,348	$2,062,423,226	$173,687,729	$376,157,801
Net assets consist of
Paid-in capital	$341,158,395	$2,121,199,773	$182,101,943	$481,324,564
Total distributable earnings (loss)	(18,235,047)	(58,776,547)	(8,414,214)	(105,166,763)
Net assets	$322,923,348	$2,062,423,226	$173,687,729	$376,157,801
Unaffiliated investments, including repurchase agreements, at cost	$317,272,889	$2,202,819,753	$241,017,478	$401,321,871
Affiliated investments, at cost	—	$54,779	—	$12,641,198
Foreign currency, at cost	$3,999,598	—	$1,522,425	$724,559
Proceeds received from investments sold short	—	—	$1,640,993	—
Proceeds received on sale commitments outstanding	—	—	$310,699	—
Premiums received on written options	—	—	$126,332	—
Net unamortized upfront payment on OTC swaps	—	—	$609,499	—
Collateral held at broker for centrally cleared swaps	—	—	$1,264,000	—
Securities loaned, at value	—	$54,595	—	$12,212,627
Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class 1
Net assets	—	$155,680,226	$47,835,116	$252,716,211
Shares outstanding	—	12,293,334	3,786,221	31,721,007
Net asset value, offering price and redemption price per share	—	$12.66	$12.63	$7.97
Class NAV
Net assets	$322,923,348	$1,906,743,000	$125,852,613	$123,441,590
Shares outstanding	33,750,868	150,806,537	9,972,028	15,689,324
Net asset value, offering price and redemption price per share	$9.57	$12.64	$12.62	$7.87
The accompanying notes are an integral part of the financial statements.
70

John Hancock Funds II
Statements of assets and liabilities — February 28, 2019 (unaudited)

Assets	Real Return Bond Fund	Short Term Government Income Fund	Total Return Fund	U.S. High Yield Bond Fund
Unaffiliated investments, at value	$1,506,143,564	$231,532,912	$1,325,047,200	$253,665,554
Affiliated investments, at value	—	—	—	8,439,706
Repurchase agreements, at value	2,854,000	9,393,000	278,620,000	—
Total investments, at value	1,508,997,564	240,925,912	1,603,667,200	262,105,260
Swap contracts, at value	262,583	—	66,216	—
Receivable for centrally cleared swaps	4,182,085	—	917,956	—
Unrealized appreciation on forward foreign currency contracts	1,124,517	—	2,637,747	—
Receivable for futures variation margin	513,241	—	1,425,446	—
Cash	416	305,728	—	—
Foreign currency, at value	2,221,565	—	6,407,097	—
Collateral held at broker for futures contracts	2,182,000	—	818,000	—
Interest receivable	3,323,651	1,576,694	5,658,678	4,149,957
Receivable for fund shares sold	—	1,924	—	1,375
Receivable for investments sold	86,446	77,911,802	238,365,132	972,381
Receivable for delayed delivery securities sold	125,758,313	—	939,001,007	—
Receivable for securities lending income	—	—	—	8,691
Other assets	38,518	11,131	62,819	11,174
Total assets	1,648,690,899	320,733,191	2,799,027,298	267,248,838
Liabilities
Payable for sale commitments outstanding, at value	23,835,877	—	37,420,727	—
Payable for open reverse repurchase agreements	6,281,021	—	—	—
Payable for sale-buybacks	232,187,500	—	—	—
Unrealized depreciation on forward foreign currency contracts	714,728	—	2,825,844	—
Written options, at value	711,747	—	262,958	—
Swap contracts, at value	417,455	—	166,144	—
Due to custodian	—	—	3,953,756	—
Payable for collateral on OTC derivatives	1,252,000	—	2,141,810	—
Payable for collateral on sale commitments	1,090,000	—	2,880,000	—
Payable for investments purchased	16,174,183	—	180,351	2,151,191
Payable for delayed delivery securities purchased	240,486,463	—	1,386,565,429	—
Payable for fund shares repurchased	4,974,296	79,115,170	504,000,000	1,243,387
Payable upon return of securities loaned	—	—	—	8,437,261
Payable to affiliates
Accounting and legal services fees	54,215	16,581	67,434	12,178
Trustees' fees	1,091	362	2,468	285
Other liabilities and accrued expenses	209,118	86,388	366,452	66,793
Total liabilities	528,389,694	79,218,501	1,940,833,373	11,911,095
Net assets	$1,120,301,205	$241,514,690	$858,193,925	$255,337,743
Net assets consist of
Paid-in capital	$1,216,084,497	$260,628,179	$967,090,762	$273,818,903
Total distributable earnings (loss)	(95,783,292)	(19,113,489)	(108,896,837)	(18,481,160)
Net assets	$1,120,301,205	$241,514,690	$858,193,925	$255,337,743
Unaffiliated investments, including repurchase agreements, at cost	$1,535,000,280	$242,984,389	$1,615,516,124	$255,644,773
Affiliated investments, at cost	—	—	—	$8,436,047
Foreign currency, at cost	$2,188,657	—	$6,494,509	—
Proceeds received on sale commitments outstanding	$23,812,875	—	$37,441,719	—
Premiums received on written options	$1,332,249	—	$614,284	—
Net unamortized upfront payment on OTC swaps	$(557,480)	—	$(263,096)	—
Collateral held at broker for centrally cleared swaps	—	—	$6,000	—
Securities loaned, at value	—	—	—	$8,225,749
Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class 1
Net assets	$66,590,047	—	—	$75,110,901
Shares outstanding	6,195,581	—	—	6,794,262
Net asset value, offering price and redemption price per share	$10.75	—	—	$11.06
Class NAV
Net assets	$1,053,711,158	$241,514,690	$858,193,925	$180,226,842
Shares outstanding	99,310,974	25,881,775	65,264,326	16,319,505
Net asset value, offering price and redemption price per share	$10.61	$9.33	$13.15	$11.04
The accompanying notes are an integral part of the financial statements.
71

John Hancock Funds II
Statements of operations — For the six months ended February 28, 2019 (unaudited)

Investment income	Asia Pacific Total Return Bond Fund	Core Bond Fund	Global Bond Fund	High Yield Fund
Interest	$7,817,744	$27,713,539	$4,017,035	$12,530,646
Dividends	—	—	10,299	188,596
Securities lending	—	3,735	—	65,135
Less foreign taxes withheld	(250,733)	(4,531)	(2,613)	(302)
Total investment income	7,567,011	27,712,743	4,024,721	12,784,075
Expenses
Investment management fees	1,161,880	4,636,007	894,400	1,329,046
Distribution and service fees	—	38,703	12,016	64,935
Accounting and legal services fees	26,218	131,035	20,755	31,083
Trustees' fees	2,644	12,917	2,177	3,121
Custodian fees	64,596	97,563	44,337	25,940
Interest expense	—	—	282,903	—
Printing and postage	5,401	5,512	5,525	5,526
Professional fees	40,597	50,964	54,986	45,002
Other	11,076	30,875	7,268	10,355
Total expenses	1,312,412	5,003,576	1,324,367	1,515,008
Less expense reductions	(12,307)	(61,349)	(9,730)	(14,641)
Net expenses	1,300,105	4,942,227	1,314,637	1,500,367
Net investment income	6,266,906	22,770,516	2,710,084	11,283,708
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(4,152,787)	(16,208,250)	(1,091,385)	(3,936,293)
Affiliated investments	—	(1,068)	—	2,556
Futures contracts	(902,793)	—	(1,917,349)	145,635
Forward foreign currency contracts	175,978	—	(243,983)	87,446
Written options	—	—	229,499	31,968
Swap contracts	—	—	3,332,247	47,959
	(4,879,602)	(16,209,318)	309,029	(3,620,729)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	11,048,931	21,012,017	1,774,341	(5,888,658)
Affiliated investments	—	(197)	—	(173)
Futures contracts	46,618	—	178,240	20,801
Forward foreign currency contracts	(308,477)	—	709,558	48,776
Written options	—	—	10,782	—
Swap contracts	—	—	(4,510,026)	(23,324)
	10,787,072	21,011,820	(1,837,105)	(5,842,578)
Net realized and unrealized gain (loss)	5,907,470	4,802,502	(1,528,076)	(9,463,307)
Increase in net assets from operations	$12,174,376	$27,573,018	$1,182,008	$1,820,401
The accompanying notes are an integral part of the financial statements.
72

John Hancock Funds II
Statements of operations — For the six months ended February 28, 2019 (unaudited)

Investment income	Real Return Bond Fund	Short Term Government Income Fund	Total Return Fund	U.S. High Yield Bond Fund
Interest	$5,225,309	$3,641,155	$32,538,110	$7,890,058
Dividends	1,041	—	331,200	8,274
Securities lending	—	—	—	75,872
Less foreign taxes withheld	—	—	2,756	—
Total investment income	5,226,350	3,641,155	32,872,066	7,974,204
Expenses
Investment management fees	3,934,756	966,731	5,415,587	943,464
Distribution and service fees	17,253	—	—	18,487
Accounting and legal services fees	92,252	28,115	130,783	20,565
Trustees' fees	9,277	2,700	16,022	2,049
Custodian fees	81,677	21,273	135,154	17,767
Interest expense	3,476,115	—	2,958,489	—
Printing and postage	5,518	5,454	5,428	5,528
Professional fees	62,462	38,972	72,570	31,088
Other	21,839	7,622	46,995	11,377
Total expenses	7,701,149	1,070,867	8,781,028	1,050,325
Less expense reductions	(43,219)	(47,759)	(776,710)	(9,662)
Net expenses	7,657,930	1,023,108	8,004,318	1,040,663
Net investment income (loss)	(2,431,580)	2,618,047	24,867,748	6,933,541
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(10,484,210)	(3,422,409)	(15,452,984)	(573,907)
Affiliated investments	—	—	—	(87)
Futures contracts	(3,008,838)	—	(10,249,469)	—
Forward foreign currency contracts	2,527,174	—	10,454,401	—
Written options	668,047	—	1,890,950	—
Swap contracts	279,674	—	10,814,981	—
	(10,018,153)	(3,422,409)	(2,542,121)	(573,994)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	7,367,099	5,827,881	11,305,426	(2,211,500)
Affiliated investments	—	—	—	881
Futures contracts	(18,667)	—	(3,422,170)	—
Forward foreign currency contracts	(1,015,235)	—	(7,894,826)	—
Written options	175,549	—	379,270	—
Swap contracts	(904,973)	—	(8,312,818)	—
	5,603,773	5,827,881	(7,945,118)	(2,210,619)
Net realized and unrealized gain (loss)	(4,414,380)	2,405,472	(10,487,239)	(2,784,613)
Increase (decrease) in net assets from operations	$(6,845,960)	$5,023,519	$14,380,509	$4,148,928
The accompanying notes are an integral part of the financial statements.
73

John Hancock Funds II
Statements of changes in net assets (unaudited)

	Asia Pacific Total Return Bond Fund		Core Bond Fund		Global Bond Fund
Increase (decrease) in net assets	Six months ended 2-28-19 (unaudited)	Year ended 8-31-18	Six months ended 2-28-19 (unaudited)	Year ended 8-31-18	Six months ended 2-28-19 (unaudited)	Year ended 8-31-18
From operations
Net investment income (loss)	$6,266,906	$12,877,837	$22,770,516	$38,133,284	$2,710,084	$6,126,396
Net realized gain (loss)	(4,879,602)	3,465,582	(16,209,318)	(31,777,324)	309,029	(5,021,730)
Change in net unrealized appreciation (depreciation)	10,787,072	(19,781,843)	21,011,820	(34,850,252)	(1,837,105)	(3,283,398)
Increase (decrease) in net assets resulting from operations	12,174,376	(3,438,424)	27,573,018	(28,494,292)	1,182,008	(2,178,732)
Distributions to shareholders
From net investment income and net realized gain
Class 1	—	—	(2,714,164)	—	(648,896)	—
Class NAV	(9,927,876)	—	(25,998,993)	—	(2,845,170)	—
From net investment income
Class 1	—	—	—	(3,900,050)	—	—
Class NAV	—	(8,195,100)	—	(36,310,504)	—	(113,062)
From net realized gain
Total distributions	(9,927,876)	(8,195,100)	(28,713,157)	(40,210,554)	(3,494,066)	(113,062)
Fund share transactions	(30,664,242)	(19,103,757)	354,153,937	(26,776,250)	(100,869,142)	(30,516,162)
Total increase (decrease)	(28,417,742)	(30,737,281)	353,013,798	(95,481,096)	(103,181,200)	(32,807,956)
Net assets
Beginning of period	351,341,090	382,078,371	1,709,409,428	1,804,890,524	276,868,929	309,676,885
End of period	$322,923,348	$351,341,090	$2,062,423,226	$1,709,409,428	$173,687,729	$276,868,929
Undistributed net investment income (loss)	(a)	$6,422,307	(a)	$11,625,855	(a)	$2,143,089
(a)	Not applicable for February 28, 2019. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
The accompanying notes are an integral part of the financial statements.
74

John Hancock Funds II
Statements of changes in net assets (unaudited)

	High Yield Fund		Real Return Bond Fund		Short Term Government Income Fund
Increase (decrease) in net assets	Six months ended 2-28-19 (unaudited)	Year ended 8-31-18	Six months ended 2-28-19 (unaudited)	Year ended 8-31-18	Six months ended 2-28-19 (unaudited)	Year ended 8-31-18
From operations
Net investment income (loss)	$11,283,708	$25,817,751	$(2,431,580)	$32,014,070	$2,618,047	$4,489,279
Net realized gain (loss)	(3,620,729)	(233,320)	(10,018,153)	(6,027,751)	(3,422,409)	(518,533)
Change in net unrealized appreciation (depreciation)	(5,842,578)	(6,153,828)	5,603,773	(23,109,732)	5,827,881	(7,418,684)
Increase (decrease) in net assets resulting from operations	1,820,401	19,430,603	(6,845,960)	2,876,587	5,023,519	(3,447,938)
Distributions to shareholders
From net investment income and net realized gain
Class 1	(8,386,636)	—	(1,658,174)	—	—	—
Class NAV	(4,112,494)	—	(26,337,538)	—	(3,785,773)	—
From net investment income
Class 1	—	(18,406,783)	—	(1,953,893)	—	—
Class NAV	—	(8,659,212)	—	(32,685,071)	—	(4,912,447)
From net realized gain
Total distributions	(12,499,130)	(27,065,995)	(27,995,712)	(34,638,964)	(3,785,773)	(4,912,447)
Fund share transactions	(31,300,720)	(59,796,507)	(85,521,556)	45,412,387	(134,882,788)	108,142,678
Total increase (decrease)	(41,979,449)	(67,431,899)	(120,363,228)	13,650,010	(133,645,042)	99,782,293
Net assets
Beginning of period	418,137,250	485,569,149	1,240,664,433	1,227,014,423	375,159,732	275,377,439
End of period	$376,157,801	$418,137,250	$1,120,301,205	$1,240,664,433	$241,514,690	$375,159,732
Undistributed net investment income (loss)	(a)	$4,837,278	(a)	$17,593,678	(a)	$1,523,884
(a)	Not applicable for February 28, 2019. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
	Total Return Fund		U.S. High Yield Bond Fund
Increase (decrease) in net assets	Six months ended 2-28-19 (unaudited)	Year ended 8-31-18	Six months ended 2-28-19 (unaudited)	Year ended 8-31-18
From operations
Net investment income (loss)	$24,867,748	$53,602,541	$6,933,541	$14,832,961
Net realized gain (loss)	(2,542,121)	(43,960,710)	(573,994)	1,165,816
Change in net unrealized appreciation (depreciation)	(7,945,118)	(30,953,176)	(2,210,619)	(6,005,692)
Increase (decrease) in net assets resulting from operations	14,380,509	(21,311,345)	4,148,928	9,993,085
Distributions to shareholders
From net investment income and net realized gain
Class 1	—	—	(2,305,554)	—
Class NAV	(49,629,948)	—	(5,704,864)	—
From net investment income
Class 1	—	—	—	(4,205,135)
Class NAV	—	(60,808,773)	—	(10,944,667)
From net realized gain
Total distributions	(49,629,948)	(60,808,773)	(8,010,418)	(15,149,802)
Fund share transactions	(1,310,290,639)	(29,210,405)	(12,384,681)	(19,427,827)
Total increase (decrease)	(1,345,540,078)	(111,330,523)	(16,246,171)	(24,584,544)
Net assets
Beginning of period	2,203,734,003	2,315,064,526	271,583,914	296,168,458
End of period	$858,193,925	$2,203,734,003	$255,337,743	$271,583,914
Undistributed net investment income (loss)	(a)	$14,088,249	(a)	$2,886,665
(a)	Not applicable for February 28, 2019. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
The accompanying notes are an integral part of the financial statements.
75

John Hancock Funds II
Statement of cash flows — February 28, 2019 (unaudited)

Real Return Bond Fund
Cash flows from operating activities
Net decrease in net assets from operations	$(6,845,960)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Long-term investments purchased	(361,672,985)
Long-term investments sold	393,849,004
Sales commitments purchased	(1,765,734,225)
Sales commitments sold	1,829,861,100
Net purchases and sales in short-term investments	42,251,243
Net amortization of premium (discount)	17,066,436
(Increase) Decrease in assets:
Receivable for futures variation margin	(513,241)
Unrealized appreciation on forward foreign currency contracts	921,255
Receivable for centrally cleared swaps	(84,634)
Unrealized appreciation of swap contracts	121,913
Foreign currency, at value	915,268
Collateral held at broker for futures contracts	(491,306)
Dividends and interest receivable	565,669
Receivable for investments sold	4,832,356
Receivable for delayed delivery securities sold	292,890,199
Other assets	3,162
Increase (Decrease) in liabilities:
Payable for futures variation margin	(24,342)
Unrealized depreciation on forward foreign currency contracts	93,980
Written options, at value	303,691
Unrealized depreciation of swap contracts	7,176
Payable for collateral on OTC derivatives	(650,000)
Payable for collateral on sale commitments	543,000
Payable for investments purchased	14,146,933
Payable for delayed delivery securities purchased	(367,035,006)
Payable to affiliates	(6,955)
Other liabilities and accrued expenses	(65,910)
Net change in unrealized (appreciation) depreciation on:
Investments	(7,331,956)
Net realized (gain) loss on:
Investments	10,137,539
Net cash provided by operating activities	$98,053,404

Cash flows provided by (used in) financing activities
Borrowings under sale-buybacks	2,887,745,830
Repayments of sale-buybacks	(2,890,035,749)
Increase in payable for sale-buybacks	144,968,897
Decrease in payable for open reverse repurchase agreement	(133,144,674)
Fund shares sold	76,172,987
Fund shares repurchased	(189,690,255)
Increase in receivable for fund shares sold	193,455
Increase in payable for fund shares repurchased	4,939,716
Net cash used in financing activities	$(98,849,793)
Net decrease in cash	$(796,389)
Cash at beginning of period	$796,805
Cash at end of period	$416

Supplemental disclosure of cash flow information:
Cash paid for interest	$3,476,115
Noncash financing activities not included herein consists of reinvestment distributions:	$27,995,712
The accompanying notes are an integral part of the financial statements.
76

John Hancock Funds II
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Asia Pacific Total Return Bond Fund
Class NAV
02-28-2019 [3]	9.49	0.18	0.20	0.38	(0.30)	—	(0.30)	9.57	4.16 [4]	0.81 [5]	0.80 [5]	3.88 [5]	323	31
08-31-2018	9.80	0.34	(0.44)	(0.10)	(0.21)	—	(0.21)	9.49	(1.05)	0.80	0.79	3.48	351	70
08-31-2017	9.64	0.32	(0.01)	0.31	(0.15)	—	(0.15)	9.80	3.30	0.80	0.79	3.32	382	53
08-31-2016	8.94	0.32	0.64	0.96	(0.26)	—	(0.26)	9.64	10.96	0.81	0.80	3.44	412	54
08-31-2015	9.63	0.30	(0.74)	(0.44)	(0.25)	—	(0.25)	8.94	(4.65)	0.83	0.82	3.21	422	35
08-31-2014	9.25	0.28	0.45	0.73	(0.33)	(0.02)	(0.35)	9.63	8.12	0.87	0.86	3.00	443	31
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-19. Unaudited. 4. Not annualized. 5. Annualized.
Core Bond Fund
Class 1
02-28-2019 [3]	12.66	0.17	0.05	0.22	(0.22)	—	(0.22)	12.66	1.76 [4]	0.67 [5]	0.66 [5]	2.78 [5]	156	191
08-31-2018	13.15	0.27	(0.48)	(0.21)	(0.28)	—	(0.28)	12.66	(1.58)	0.67	0.66	2.08	161	277
08-31-2017	13.49	0.22	(0.17)	0.05	(0.24)	(0.15)	(0.39)	13.15	0.46	0.67	0.66	1.70	190	363
08-31-2016	13.01	0.21	0.51	0.72	(0.24)	—	(0.24)	13.49	5.59	0.67	0.66	1.59	220	471
08-31-2015	13.08	0.18	(0.03)	0.15	(0.22)	—	(0.22)	13.01	1.14	0.68	0.67	1.39	168	408
08-31-2014	12.60	0.20	0.57	0.77	(0.24)	(0.05)	(0.29)	13.08	6.22	0.68	0.68	1.59	93	332
Class NAV
02-28-2019 [3]	12.64	0.18	0.04	0.22	(0.22)	—	(0.22)	12.64	1.79 [4]	0.62 [5]	0.61 [5]	2.83 [5]	1,907	191
08-31-2018	13.13	0.27	(0.47)	(0.20)	(0.29)	—	(0.29)	12.64	(1.54)	0.62	0.61	2.14	1,548	277
08-31-2017	13.47	0.23	(0.17)	0.06	(0.25)	(0.15)	(0.40)	13.13	0.51	0.62	0.61	1.77	1,615	363
08-31-2016	12.99	0.22	0.50	0.72	(0.24)	—	(0.24)	13.47	5.65	0.62	0.61	1.64	1,226	471
08-31-2015	13.06	0.19	(0.04)	0.15	(0.22)	—	(0.22)	12.99	1.19	0.63	0.62	1.44	1,044	408
08-31-2014	12.58	0.21	0.57	0.78	(0.25)	(0.05)	(0.30)	13.06	6.29	0.63	0.63	1.64	415	332
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-19. Unaudited. 4. Not annualized. 5. Annualized.
Global Bond Fund
Class 1
02-28-2019 [3]	12.72	0.13	(0.05)	0.08	(0.17)	—	(0.17)	12.63	0.57 [4]	1.08 [5]	1.07 [5]	2.10 [5]	48	21
08-31-2018	12.84	0.26	(0.38)	(0.12)	—	—	—	12.72	(0.93)	0.86	0.85	2.04	51	31
08-31-2017	13.09	0.18	(0.08)	0.10	(0.31)	(0.04)	(0.35)	12.84	1.05	0.83	0.82	1.48	59	56
08-31-2016	11.87	0.19	1.03	1.22	— [6]	—	— [6]	13.09	10.30	0.82	0.81	1.55	66	71
08-31-2015	12.64	0.20	(0.97)	(0.77)	—	—	—	11.87	(6.09)	0.83	0.82	1.64	57	61
08-31-2014	11.84	0.24	0.56	0.80	—	—	—	12.64	6.76	0.86	0.85	1.96	69	97
Class NAV
02-28-2019 [3]	12.71	0.13	(0.04)	0.09	(0.18)	—	(0.18)	12.62	0.54 [4]	1.03 [5]	1.02 [5]	2.13 [5]	126	21
08-31-2018	12.82	0.27	(0.37)	(0.10)	(0.01)	—	(0.01)	12.71	(0.81)	0.81	0.80	2.09	226	31
08-31-2017	13.08	0.19	(0.09)	0.10	(0.32)	(0.04)	(0.36)	12.82	1.03	0.78	0.77	1.51	250	56
08-31-2016	11.86	0.20	1.03	1.23	(0.01)	—	(0.01)	13.08	10.36	0.77	0.76	1.60	431	71
08-31-2015	12.62	0.20	(0.96)	(0.76)	—	—	—	11.86	(6.02)	0.78	0.77	1.68	466	61
08-31-2014	11.82	0.25	0.55	0.80	—	—	—	12.62	6.77	0.81	0.80	2.02	540	97
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-19. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $0.005 per share.
The accompanying notes are an integral part of the financial statements.
77

John Hancock Funds II
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
High Yield Fund
Class 1
02-28-2019 [3]	8.17	0.23	(0.18)	0.05	(0.25)	—	(0.25)	7.97	0.38 [4]	0.80 [5]	0.80 [5]	5.86 [5]	253	25
08-31-2018	8.30	0.47	(0.12)	0.35	(0.48)	—	(0.48)	8.17	4.81	0.79	0.79	5.69	282	60
08-31-2017	8.17	0.49	0.17	0.66	(0.53)	—	(0.53)	8.30	8.31	0.79	0.78	5.89	339	56
08-31-2016	8.33	0.55	(0.14)	0.41	(0.57)	—	(0.57)	8.17	5.60	0.79	0.78	7.10	343	58
08-31-2015	9.63	0.60	(1.23)	(0.63)	(0.67)	—	(0.67)	8.33	(6.78)	0.77	0.76	6.72	384	59
08-31-2014	9.31	0.61	0.34	0.95	(0.63)	—	(0.63)	9.63	10.53	0.76	0.75	6.44	502	70
Class NAV
02-28-2019 [3]	8.07	0.23	(0.18)	0.05	(0.25)	—	(0.25)	7.87	0.41 [4]	0.75 [5]	0.75 [5]	5.91 [5]	123	25
08-31-2018	8.21	0.47	(0.12)	0.35	(0.49)	—	(0.49)	8.07	4.80	0.74	0.74	5.74	136	60
08-31-2017	8.09	0.49	0.16	0.65	(0.53)	—	(0.53)	8.21	8.33	0.74	0.73	5.95	147	56
08-31-2016	8.25	0.55	(0.14)	0.41	(0.57)	—	(0.57)	8.09	5.72	0.74	0.73	7.15	185	58
08-31-2015	9.54	0.60	(1.22)	(0.62)	(0.67)	—	(0.67)	8.25	(6.69)	0.72	0.71	6.73	214	59
08-31-2014	9.23	0.61	0.34	0.95	(0.64)	—	(0.64)	9.54	10.57	0.71	0.70	6.50	447	70
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-19. Unaudited. 4. Not annualized. 5. Annualized.
Real Return Bond Fund
Class 1
02-28-2019 [3]	11.05	(0.03)	(0.02)	(0.05)	(0.25)	—	(0.25)	10.75	(0.38) [4]	1.40 [5]	1.40 [5]	(0.51) [5]	67	24
08-31-2018	11.32	0.27	(0.25)	0.02	(0.29)	—	(0.29)	11.05	0.21	1.11	1.10	2.44	73	46
08-31-2017	11.49	0.21	(0.09)	0.12	(0.29)	—	(0.29)	11.32	1.10	0.89	0.88	1.89	79	81
08-31-2016	11.15	0.09	0.40	0.49	(0.15)	—	(0.15)	11.49	4.42	0.81	0.80	0.82	83	58
08-31-2015	11.96	0.04	(0.57)	(0.53)	(0.28)	—	(0.28)	11.15	(4.51)	0.83	0.82	0.36	86	52
08-31-2014	11.49	0.25	0.49	0.74	(0.27)	—	(0.27)	11.96	6.50	0.81	0.80	2.12	103	40
Class NAV
02-28-2019 [3]	10.91	(0.02)	(0.02)	(0.04)	(0.26)	—	(0.26)	10.61	(0.36) [4]	1.35 [5]	1.35 [5]	(0.42) [5]	1,054	24
08-31-2018	11.18	0.27	(0.24)	0.03	(0.30)	—	(0.30)	10.91	0.25	1.06	1.05	2.50	1,168	46
08-31-2017	11.35	0.21	(0.08)	0.13	(0.30)	—	(0.30)	11.18	1.16	0.84	0.83	1.92	1,148	81
08-31-2016	11.01	0.16	0.33	0.49	(0.15)	—	(0.15)	11.35	4.50	0.76	0.75	1.49	909	58
08-31-2015	11.82	0.07	(0.60)	(0.53)	(0.28)	—	(0.28)	11.01	(4.54)	0.78	0.77	0.58	479	52
08-31-2014	11.35	0.26	0.49	0.75	(0.28)	—	(0.28)	11.82	6.62	0.76	0.75	2.27	456	40
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-19. Unaudited. 4. Not annualized. 5. Annualized.
Short Term Government Income Fund
Class NAV
02-28-2019 [3]	9.29	0.07	0.07	0.14	(0.10)	—	(0.10)	9.33	1.51 [4]	0.62 [5]	0.59 [5]	1.51 [5]	242	23
08-31-2018	9.51	0.11	(0.20)	(0.09)	(0.13)	—	(0.13)	9.29	(0.96)	0.62	0.59	1.22	375	20
08-31-2017	9.65	0.08	(0.07)	0.01	(0.15)	—	(0.15)	9.51	0.16	0.63	0.61	0.85	275	68
08-31-2016	9.70	0.07	0.03	0.10	(0.15)	—	(0.15)	9.65	1.03	0.62	0.62	0.75	313	72
08-31-2015	9.79	0.06	0.01	0.07	(0.16)	—	(0.16)	9.70	0.76	0.62	0.61	0.61	226	31
08-31-2014	9.79	0.07	0.06	0.13	(0.13)	—	(0.13)	9.79	1.36	0.62	0.62	0.67	232	53
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-19. Unaudited. 4. Not annualized. 5. Annualized.
Total Return Fund
Class NAV
02-28-2019 [3]	13.33	0.20	0.01	0.21	(0.39)	—	(0.39)	13.15	1.56 [4]	1.10 [5]	1.01 [5]	3.13 [5]	858	5
08-31-2018	13.80	0.31	(0.43)	(0.12)	(0.35)	—	(0.35)	13.33	(0.78)	0.72	0.64	2.33	2,204	34
08-31-2017	13.78	0.29	0.06	0.35	(0.33)	—	(0.33)	13.80	2.64	0.72	0.64	2.18	2,315	38
08-31-2016	13.67	0.30	0.36	0.66	(0.46)	(0.09)	(0.55)	13.78	4.91	0.72	0.68	2.26	2,000	31
08-31-2015	13.96	0.28	(0.09)	0.19	(0.45)	(0.03)	(0.48)	13.67	1.46	0.71	0.68	2.06	1,849	63
08-31-2014	13.68	0.22	0.52	0.74	(0.27)	(0.19)	(0.46)	13.96	5.52	0.72	0.69	1.56	2,178	130
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-19. Unaudited. 4. Not annualized. 5. Annualized.
The accompanying notes are an integral part of the financial statements.
78

John Hancock Funds II
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
U.S. High Yield Bond Fund
Class 1
02-28-2019 [3]	11.21	0.29	(0.10)	0.19	(0.34)	—	(0.34)	11.06	1.81 [4]	0.86 [5]	0.86 [5]	5.43 [5]	75	14
08-31-2018	11.41	0.58	(0.19)	0.39	(0.59)	—	(0.59)	11.21	3.52	0.86	0.86	5.14	75	51
08-31-2017	11.15	0.61	0.31	0.92	(0.66)	—	(0.66)	11.41	8.53	0.88	0.87	5.42	84	68
08-31-2016	11.20	0.64	0.02	0.66	(0.71)	—	(0.71)	11.15	6.50	0.85	0.84	6.01	80	59
08-31-2015	12.59	0.66	(0.82)	(0.16)	(0.75)	(0.48)	(1.23)	11.20	(1.29)	0.83	0.82	5.61	87	40
08-31-2014	12.49	0.70	0.44	1.14	(0.80)	(0.24)	(1.04)	12.59	9.60	0.82	0.81	5.59	95	54
Class NAV
02-28-2019 [3]	11.20	0.30	(0.12)	0.18	(0.34)	—	(0.34)	11.04	1.74 [4]	0.81 [5]	0.81 [5]	5.48 [5]	180	14
08-31-2018	11.40	0.59	(0.19)	0.40	(0.60)	—	(0.60)	11.20	3.58	0.81	0.81	5.20	196	51
08-31-2017	11.14	0.62	0.30	0.92	(0.66)	—	(0.66)	11.40	8.59	0.83	0.82	5.52	212	68
08-31-2016	11.19	0.64	0.03	0.67	(0.72)	—	(0.72)	11.14	6.56	0.80	0.80	6.03	281	59
08-31-2015	12.58	0.67	(0.82)	(0.15)	(0.76)	(0.48)	(1.24)	11.19	(1.24)	0.78	0.77	5.65	261	40
08-31-2014	12.48	0.71	0.44	1.15	(0.81)	(0.24)	(1.05)	12.58	9.66	0.77	0.76	5.64	391	54
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-19. Unaudited. 4. Not annualized. 5. Annualized.
The accompanying notes are an integral part of the financial statements.
79

John Hancock Funds II

Notes to financial statements (unaudited)

1.  ORGANIZATION John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series (the funds), eight of which are presented in this report.

The funds may offer multiple classes of shares. The shares currently offered by the Trust are detailed in the Statements of assets and liabilities. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or MFC, and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, for each class may differ.

2.  SIGNIFICANT ACCOUNTING POLICIES The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The funds qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the funds:

Security valuation.  Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the funds’ Valuation Policies and Procedures.

In order to value the securities, the funds use the following valuation techniques: Equity securities held by the funds are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mid-price of the last quoted bid and ask prices from the primary exchange where the option trades. Swaps and unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 p.m. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the funds’ Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the funds’ Pricing Committee, following procedures established by the Board of Trustees. The funds use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The funds use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the funds’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

All investments of Short Term Government Income Fund are categorized as Level 2 under the hierarchy described above, as of February 28, 2019.

All investments of Asia Pacific Total Return Bond Fund are categorized as Level 2 under the hierarchy described above, except for futures, which are categorized as Level 1, as of February 28, 2019.

80

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

The following is a summary of the values by input classification of the remaining funds’ investments as of February 28, 2019, by major security category or type:

	Total Value at 2-28-19	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Core Bond Fund
Investments in securities:
Assets
U.S. Government and Agency obligations	$1,327,616,517	—	$1,324,681,279	$2,935,238
Foreign government obligations	13,145,793	—	13,145,793	—
Corporate bonds	412,023,243	—	412,023,243	—
Municipal bonds	9,195,033	—	9,195,033	—
Collateralized mortgage obligations	205,982,022	—	205,982,022	—
Asset backed securities	188,433,637	—	188,433,637	—
Securities lending collateral	54,801	$54,801	—	—
Short-term investments	50,685,000	50,685,000	—	—
Total investments in securities	$2,207,136,046	$50,739,801	$2,153,461,007	$2,935,238

Global Bond Fund
Investments in securities:
Assets
U.S. Government and Agency obligations	$60,620,305	—	$60,620,305	—
Foreign government obligations	38,382,067	—	38,382,067	—
Corporate bonds	84,609,996	—	84,609,996	—
Municipal bonds	2,256,345	—	2,256,345	—
Term loans	292,230	—	292,230	—
Collateralized mortgage obligations	33,321,582	—	33,321,582	—
Asset backed securities	13,428,219	—	13,428,219	—
Common stocks	7,690	$7,690	—	—
Preferred securities	193,461	—	193,461	—
Escrow shares	154,200	—	154,200	—
Purchased options	75,528	5,024	70,504	—
Short-term investments	5,177,620	—	5,177,620	—
Total investments in securities	$238,519,243	$12,714	$238,506,529	—
Liabilities
Sale commitments outstanding	($310,225)	—	($310,225)	—
Securities sold short	(1,621,414)	—	(1,621,414)	—
Reverse repurchase agreements	(18,951,470)	—	(18,951,470)	—
Derivatives:
Assets
Futures	$553,320	$553,320	—	—
Forward foreign currency contracts	2,078,369	—	$2,078,369	—
Swap contracts	2,103,518	—	2,103,518	—
Liabilities
Futures	(349,152)	(349,152)	—	—
Forward foreign currency contracts	(1,384,847)	—	(1,384,847)	—
Written options	(68,923)	(13,841)	(55,082)	—
Swap contracts	(1,866,627)	—	(1,866,627)	—

High Yield Fund
Investments in securities:
Assets
Foreign government obligations	$6,470,487	—	$6,470,487	—
Corporate bonds	317,650,689	—	317,650,689	—
Convertible bonds	5,565,463	—	5,565,463	—
Term loans	11,498,586	—	11,498,586	—
Asset backed securities	12,645,030	—	12,645,030	—
Common stocks	8,617,999	$4,319,251	1,962,347	$2,336,401
Preferred securities	2,758,566	2,758,566	—	—
Escrow certificates	1,134	—	—	1,134
Purchased options	23,275	—	23,275	—
Securities lending collateral	12,641,504	12,641,504	—	—
Short-term investments	8,498,968	8,498,968	—	—
Total investments in securities	$386,371,701	$28,218,289	$355,815,877	$2,337,535
Derivatives:
Assets
Futures	$16,531	$16,531	—	—
Forward foreign currency contracts	32,172	—	$32,172	—
Liabilities
Futures	(8,111)	(8,111)	—	—
Forward foreign currency contracts	(3,551)	—	(3,551)	—

81

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Value at 2-28-19	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Real Return Bond Fund
Investments in securities:
Assets
U.S. Government and Agency obligations	$1,308,783,632	—	$1,308,783,632	—
Foreign government obligations	65,461,865	—	65,461,865	—
Corporate bonds	44,675,056	—	44,675,056	—
Municipal bonds	571,651	—	571,651	—
Collateralized mortgage obligations	24,042,321	—	24,042,321	—
Asset backed securities	54,694,404	—	54,694,404	—
Common stocks	2,161	$2,161	—	—
Purchased options	615,585	13,846	601,739	—
Short-term investments	10,150,889	—	10,150,889	—
Total investments in securities	$1,508,997,564	$16,007	$1,508,981,557	—
Liabilities
Sale commitments outstanding	($23,835,877)	—	($23,835,877)	—
Reverse repurchase agreements	(6,281,021)	—	(6,281,021)	—
Derivatives:
Assets
Futures	$1,507,687	$1,507,687	—	—
Forward foreign currency contracts	1,124,517	—	$1,124,517	—
Swap contracts	5,229,663	—	5,229,663	—
Liabilities
Futures	(1,612,308)	(1,612,308)	—	—
Forward foreign currency contracts	(714,728)	—	(714,728)	—
Written options	(711,747)	(84,346)	(627,401)	—
Swap contracts	(3,823,642)	—	(3,823,642)	—

Total Return Fund
Investments in securities:
Assets
U.S. Government and Agency obligations	$707,501,877	—	$707,501,877	—
Foreign government obligations	5,806,210	—	5,806,210	—
Corporate bonds	503,996,993	—	503,996,993	—
Collateralized mortgage obligations	87,824,837	—	87,824,837	—
Asset backed securities	12,475,124	—	12,475,124	—
Purchased options	410,545	$51,991	358,554	—
Short-term investments	285,651,614	—	285,651,614	—
Total investments in securities	$1,603,667,200	$51,991	$1,603,615,209	—
Liabilities
Sale commitments outstanding	($37,420,727)	—	($37,420,727)	—
Derivatives:
Assets
Futures	$1,117,779	$1,117,779	—	—
Forward foreign currency contracts	2,637,747	—	$2,637,747	—
Swap contracts	7,893,367	—	7,893,367	—
Liabilities
Futures	(6,303,510)	(6,303,510)	—	—
Forward foreign currency contracts	(2,825,844)	—	(2,825,844)	—
Written options	(262,958)	—	(262,958)	—
Swap contracts	(6,462,483)	—	(6,462,483)	—

U.S. High Yield Bond Fund
Investments in securities:
Assets
Corporate bonds	$234,657,670	—	$234,657,670	—
Convertible bonds	1,158,562	—	1,158,562	—
Term loans	8,117,838	—	8,117,838	—
Rights	156,968	—	156,968	—
Escrow certificates	19,800	—	—	$19,800
Securities lending collateral	8,439,706	$8,439,706	—	—
Short-term investments	9,554,716	9,554,716	—	—
Total investments in securities	$262,105,260	$17,994,422	$244,091,038	$19,800

82

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2. Securities were transferred into Level 3 because of a lack of observable market data which resulted from an absence of market activity for these securities. In addition, securities were transferred from Level 3 since observable market data became available.

High Yield Fund
	Common Stocks	Preferred Securities	Corporate bonds	Term Loans	Escrow certificates	Totals
Balance as of 8-31-18	$8,102,567	$380,883	$2,694,415	$1,117,913	$1,134	$12,296,912
Realized gain (loss)	1,047,054	(2,496,346)	47,542	20,144	—	(1,381,606)
Change in unrealized appreciation (depreciation)	(4,604,799)	2,155,566	(47,543)	1,943	—	(2,494,833)
Purchases	—	—	196,250	—	—	196,250
Sales	(2,208,421)	(40,103)	(2,890,664)	(1,140,000)	—	(6,279,188)
Transfers into Level 3	—	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—	—
Balance as of 2-28-19	$2,336,401	—	—	—	$1,134	$2,337,535
Change in unrealized at period end*	($3,061,920)	—	$42,431	—	—	($3,019,489)

Repurchase agreements.  The funds may enter into repurchase agreements. When a fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the funds. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by a fund for repurchase agreements is disclosed in the Portfolio of Investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statements of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

In a reverse repurchase agreement, the funds deliver a securities, as collateral, in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The funds are entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreements. In addition, the funds may receive cash collateral from the counterparty to cover appreciation on the underlying security which is shown on the Statements of assets and liabilities as Payable for collateral on open reverse repurchase agreements. Obligations to repay cash received by a fund is shown on the Statements of assets and liabilities as Payable for open reverse repurchase agreements.

Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. In the event of a default by the counterparty, recovery of the security transferred by the fund may be delayed or the fund may incur a loss equal to the amount by which the value of the security transferred by the fund exceeds the repurchase price payable by the fund.

The following table summarizes the open reverse repurchase agreements at February 28, 2019:

Fund	Counterparty	Borrowing rate	Settlement date	Maturity date		Borrowing amount		Payable for reverse repurchase agreements	USD Payable for reverse repurchase agreements
Global Bond Fund	Bank of Montreal[1]	2.650%	2/14/2019	4/15/2019	USD	5,637,500	USD	5,643,310	$5,643,310
Global Bond Fund	BNP Paribas SA2	–0.400%	1/22/2019	3/4/2019	EUR	2,760,051	EUR	2,758,916	3,138,127
Global Bond Fund	BNP Paribas SA3	–0.400%	3/4/2019	3/18/2019	EUR	2,539,246	EUR	2,539,359	2,888,392
Global Bond Fund	CIBC Wood Gundy[4]	2.570%	2/13/2019	3/13/2019	USD	1,544,965	USD	1,548,053	1,548,053
Global Bond Fund	Royal Bank of Canada[5]	2.700%	2/21/2019	4/4/2019	USD	3,110,033	USD	3,111,666	3,111,666
Global Bond Fund	UBS AG6	–0.350%	1/22/2019	4/17/2019	EUR	943,079	EUR	942,740	1,072,319
Global Bond Fund	UBS AG7	–0.350%	3/4/2019	4/17/2019	EUR	838,292	EUR	838,325	953,552
Global Bond Fund	UBS AG8	–0.350%	3/18/2019	4/17/2019	EUR	523,932	EUR	524,024	596,051
Real Return Bond Fund	Credit Agricole[9]	2.610%	2/1/2019	3/8/2019	USD	6,268,750	USD	6,281,021	6,281,021

[1]	Reverse repurchase agreement with Bank of Montreal dated 2/14/2019 at 2.650% to be repurchased at $5,662,399 on 4/15/2019, collateralized by $5,500,000 U.S. Treasury Notes, 2.875% due 4/30/2025 (valued at $5,586,582, including interest)

[2]	Reverse repurchase agreement with BNP Paribas SA dated 1/22/2019 at –0.400% to be repurchased at EUR 2,578,793 on 3/4/2019, collateralized by EUR 2,500,000 Government of France, 2.000% due 5/25/2048 (valued at EUR 2,760,703, including interest)

[3]	Reverse repurchase agreement with BNP Paribas SA dated 3/4/2019 at –0.400% to be repurchased at EUR 2,538,851 on 3/18/2019, collateralized by EUR 2,300,000 Government of France, 2.000% due 5/25/2048 (valued at EUR 2,539,846, including interest)

[4]	Reverse repurchase agreement with CIBC Wood Gundy dated 2/13/2019 at 2.570% to be repurchased at $1,548,053 on 3/13/2019, collateralized by $1,601,000 U.S. Treasury Bonds, 2.750% due 11/15/2042 (valued at $1,514,821, including interest)

[5]	Reverse repurchase agreement with Royal Bank of Canada dated 2/21/2019 at 2.700% to be repurchased at $3,119,830 on 4/4/2019, collateralized by $2,699,000 U.S. Treasury Bonds, 2.750% due 11/15/2042 (valued at $2,553,718, including interest) and $509,375 U.S. Treasury Inflation Indexed Notes, 0.500% due 1/15/2028 (valued at $497,456, including interest)

[6]	Reverse repurchase agreement with UBS AG dated 1/22/2019 at –0.350% to be repurchased at EUR 942,300 on 4/17/2019, collateralized by EUR 900,000 Republic of Italy, 2.450% due 10/1/2023 (valued at EUR 929,863, including interest)

[7]	Reverse repurchase agreement with UBS AG dated 3/4/2019 at –0.350% to be repurchased at EUR 837,933 on 4/17/2019, collateralized by EUR 800,000 Republic of Italy, 2.450% due 10/1/2023 (valued at EUR 826,545, including interest)

[8]	Reverse repurchase agreement with UBS AG dated 3/18/2019 at –0.350% to be repurchased at EUR 523,779 on 4/17/2019, collateralized by EUR 500,000 Republic of Italy, 2.450% due 10/1/2023 (valued at EUR 516,591, including interest)

[9]	Reverse repurchase agreement with Credit Agricole dated 2/1/2019 at 2.610% to be repurchased at $6,284,657 on 3/8/2019, collateralized by $6,350,583 U.S. Treasury Inflation Indexed Notes, 0.125% due 4/15/2020 (valued at $6,301,961, including interest)

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The average borrowings and the weighted average interest rate for the six months ended February 28, 2019 were as follows:

Fund	Average Borrowings	Weighted average annual interest rate
Global Bond Fund	$20,206,763	1.16%
Real Return Bond Fund	32,961,453	1.47%
Total Return Fund	198,533,164	1.19%

When-issued/delayed-delivery securities.  The funds may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the fund’s NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities purchased or increase in the value of securities sold prior to settlement date. As a result, the following funds have received the following amounts of cash collateral from certain counterparties to these transactions which is recorded as a Payable for collateral on sale commitments on the Statements of assets and liabilities.

Fund	Counterparty	Collateral received
Global Bond Fund	JPMorgan Securities LLC	$141,000
	Morgan Stanley & Co. LLC.	365,000
		$506,000
Real Return Bond Fund	Merrill Lynch, Pierce, Fenner & Smith, Inc.	$546,000
	Credit Suisse International	260,000
	JPMorgan Securities LLC	134,000
	Morgan Stanley & Co. LLC.	150,000
		$1,090,000
Total Return Fund	Barclays Capital Inc.	$40,000
	Credit Suisse International	2,840,000
		$2,880,000

Securities sold short.  Certain funds may make short sales of securities or maintain a short position, provided that at all times when a short position is open a fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short (a short sale “against-the-box”).

In addition, certain funds may also sell a security they do not own in anticipation of a decline in the market value of that security (a short sale “not against-the-box”). To complete such a transaction, a fund must borrow the security to make delivery to the buyer. The fund is then obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the fund. Until the security is replaced, the fund is required to pay the lender any dividends or interest that accrues during the period of the loan. To borrow the security, the fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until a fund replaces a borrowed security, it will maintain cash or other liquid assets at such a level that will equal the current value of the security sold short; and will not be less than the market value of the security at the time it was sold short. A fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the fund replaced the borrowed security. The fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the fund may be required to pay in connection with a short sale.

Interest or short dividend expense relates to a funds liability with respect to short sale transactions by the funds. Interest or short dividend expense is recorded as incurred.

Sale-Buybacks.  Certain funds may enter into financing transactions referred to as sale-buybacks, which are governed by the terms of the MRA. A sale-buyback transaction consists of a sale of a security by a fund to counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon repurchase value of the securities to be repurchased by a fund is reflected as a liability on the Statements of assets and liabilities. The fund will recognize income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the price drop. A price drop consists of the foregone interest and inflationary income adjustments, if any, the fund would have otherwise received had the security not been sold along with negotiated financing terms. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of operations. Interest payments based upon negotiated financing terms made by the fund to counterparties are recorded as a component of interest expense on the Statements of operations. In periods of increased demand for the security, the fund may receive a fee for use of the security by the counterparty, which may result in income to the funds. The average borrowings by the funds and the weighted average interest rate for the period ended February 28, 2019 were as follows:

Fund	Average Borrowings	Weighted average interest rate
Global Bond Fund	$4,603,983	2.13%
Real Return Bond Fund	246,233,154	2.49%
Total Return Fund	3,495,174	2.37%

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The counterparties to sale-buyback transactions at February 28, 2019 were as follows:

Fund	Counterparty	Payable for funds borrowed	Market value of securities	Net exposure
Global Bond Fund	Barclays Capital, Inc.	($5,531,117)	$5,516,432	($14,684)
Real Return Bond Fund	BNP Paribas	($232,187,500)	$232,545,265	$357,765

Term loans (Floating rate loans).  The funds may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund’s exposure to such investments is substantial, could impair the fund’s ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

Security transactions and related investment income.  Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Inflation-indexed bonds.  Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.

Securities lending.  The funds may lend their securities to earn additional income. They receive cash collateral from the borrower in an amount not less than the market value of the loaned securities. The funds will invest their collateral in JHCT, an affiliate of the funds, which has a floating NAV and is registered with the Securities and Exchange Commission as an investment company. JHCT invests in short-term money market investments. The funds will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The funds have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the respective fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the funds could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The funds receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the funds is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the funds are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities.

The following table summarizes the value of securities loaned by the funds and the corresponding cash collateral received at February 28, 2019:

Fund	Market Value of Securities on Loan	Cash Collateral Received
Core Bond Fund	$54,595	$55,846
High Yield Fund	12,212,627	12,641,721
U.S. High Yield Bond Fund	8,225,749	8,437,261

Foreign investing.  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Foreign taxes.  The funds may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are

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accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes, less any amounts reclaimable.

Stripped securities.  Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities also have the risk that the fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Mortgage and asset backed securities.  The funds may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the funds having to reinvest the proceeds in lower yielding securities, effectively reducing the funds’ income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the funds’ cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The funds are also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

Line of credit.  The funds may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the funds’ custodian agreement, the custodian may loan money to the funds to make properly authorized payments. The funds are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Any overdrafts at period end are presented under the caption Due to custodian in the Statements of assets and liabilities.

The funds and other affiliated funds, excluding Core Bond Fund and U.S. High Yield Bond Fund, have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement.

Core Bond Fund, U.S. High Yield Bond Fund, and other affiliated funds have entered into a separate unsecured $50 million line of credit agreement with BNP Paribas.

A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statements of operations.

Commitment fees for the six months ended February 28, 2019 were as follows:

Fund	Commitment Fee
Asia Pacific Total Return Bond Fund	$1,342
Core Bond Fund	8,304
Global Bond Fund	1,264
High Yield Fund	1,415
Real Return Bond Fund	$2,264
Short Term Government Income Fund	1,367
Total Return Fund	3,262
U.S. High Yield Bond Fund	3,563

Expenses.  Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations.  Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes.  Each fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of August 31, 2018, certain funds have capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforwards available as of August 31, 2018:

	No Expiration Date
Fund	Short Term	Long Term
Asia Pacific Total Return Bond Fund	—	$5,808,868
Core Bond Fund	$37,565,656	9,026,456
Global Bond Fund	1,200,828	5,306,412
High Yield Fund	4,146,436	72,297,245
Real Return Bond Fund	23,041,385	23,416,979
Short Term Government Income Fund	3,060,792	9,865,173
Total Return Fund	30,419,543	49,460,693
U.S. High Yield Bond Fund	—	16,566,589

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As of August 31, 2018, the funds had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

For federal income tax purposes, the costs of investments owned on February 28, 2019, including short-term investments, were as follows:

Fund	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Asia Pacific Total Return Bond Fund	$318,865,528	$4,582,819	($13,639,190)	($9,056,371)
Core Bond Fund	2,208,471,920	6,487,510	(7,823,384)	(1,335,874)
Global Bond Fund	240,358,750	4,295,728	(7,001,216)	(2,705,488)
High Yield Fund	415,140,035	5,788,997	(34,520,290)	(28,731,293)
Real Return Bond Fund	1,512,446,528	8,431,494	(34,716,893)	(26,285,399)
Short Term Government Income Fund	243,775,359	421,959	(3,271,406)	(2,849,447)
Total Return Fund	1,575,676,322	7,446,789	(21,082,540)	(13,635,751)
U.S. High Yield Bond Fund	265,268,286	5,052,571	(8,215,597)	(3,163,026)

Distribution of income and gains.  Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. Core Bond Fund, High Yield Fund, Real Return Bond Fund, Short Term Government Income Fund, Total Return Fund and U.S. High Yield Bond Fund generally declare and pay dividends from net investment income quarterly. All other funds generally declare and pay dividends from net investment income annually. All funds generally declare and pay capital gain distributions, if any, annually.

Distributions paid by the funds with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the funds’ financial statements as a return of capital. The final determination of tax characteristics of the funds’ distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, wash sale loss deferrals, derivative transactions, amortization and accretion on debt securities, expiration of capital loss carryforwards, and straddle loss deferrals.

Statement of cash flows.  A Statement of cash flows is presented when a fund has a significant amount of borrowing during the period, based on the average total borrowing in relation to total assets, or when a certain percentage of the fund’s investments is classified as Level 3 in the fair value hierarchy. Information on financial transactions that have been settled through the receipt and disbursement of cash is presented in the Statement of cash flows. Information on financial transactions that have been settled through the receipt and disbursement of cash is presented in the Statement of cash flows. The cash amount shown in the Statement of cash flows is the amount included in the fund’s Statement of assets and liabilities and represents the cash on hand at the fund’s custodian and does not include any short-term investments or Collateral held at broker for futures contracts. A Statement of cash flows is presented for Real Return Bond Fund given the level of borrowing activity during the period.

3.  DERIVATIVE INSTRUMENTS The funds may invest in derivatives in order to meet their investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the funds are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts, certain options and certain swaps are typically traded through the OTC market. Certain forwards, options and swaps are regulated by the Commodity Futures Trading Commission. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The funds attempt to reduce exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, the funds may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the funds is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the funds and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the funds for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Portfolio of Investments, or if cash is posted, on the Statements of assets and liabilities as Collateral segregated at custodian for OTC derivative contracts. The funds’ risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Futures, certain options and centrally-cleared swaps are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between a fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

Centrally-cleared swap contracts are subject to clearinghouse rules, including initial and variation margin requirements, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the potential insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral or margin requirements for exchange-traded or centrally-cleared derivatives are set by the broker or applicable clearinghouse. Margin for exchange-traded and centrally-cleared transactions is detailed in the Statements of assets and liabilities as Collateral held at broker for

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futures contracts and Receivable for centrally-cleared swaps, respectively. Securities pledged by the fund for exchange-traded and centrally-cleared transactions, if any, are identified in the Portfolio of Investments.

Futures.  A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects a fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, a fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable / payable is included on the Statements of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The following table details how the funds used futures contracts during the six months ended February 28, 2019. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:

Fund	Reason	USD Notional
Asia Pacific Total Return Bond Fund	To manage against anticipated interest rate changes and manage duration.	Up to $26.9 million
Global Bond Fund	To gain exposure to foreign bond markets, gain exposure to treasuries markets, maintain diversity of the fund, manage against anticipated interest rate changes, and manage duration of the fund.	$259.9 million to $579.2 million
High Yield Fund	To manage duration of the portfolio, to manage against anticipated interest rate changes, gain exposure to treasuries market and maintain diversity and liquidity of the fund.	$22.2 million to $22.6 million
Real Return Bond Fund	To manage duration of the fund, manage against anticipated interest rate changes, gain exposure to treasuries market, gain exposure to foreign bond market and maintain diversity of the fund.	$320.8 million to $644.9 million
Total Return Fund	To gain exposure to foreign bond markets, gain exposure to treasuries market, maintain diversity of the fund, manage against anticipated interest rate changes, and manage duration of the fund.	$841.0 million to $1.3 million

Forward foreign currency contracts.  A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

The following table details how the funds used forward foreign currency contracts during the six months ended February 28, 2019. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:

Fund	Reason	USD Notional
Asia Pacific Total Return Bond Fund	To manage against anticipated currency exchange rates.	$4.8 million to $32.1 million
Global Bond Fund	To manage against anticipated changes in currency exchange rates, manage currency exposure, and to maintain diversity of the fund.	$254.0 million to 436.2 million
High Yield Fund	To manage against anticipated changes in currency exchange rates, manage currency exposure, and to maintain diversity and liquidity of the fund.	$2.4 million to $12.4 million
Real Return Bond Fund	To manage against anticipated changes in currency exchange rates, manage currency exposure, and to maintain diversity of the fund.	$210.1 million to $296.3 million
Total Return Fund	To manage against anticipated changes in currency exchange rates, manage currency exposure, and to maintain diversity of the fund.	$595.2 million to $1.1 billion

Options.  There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase a fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease a fund’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statements of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When a fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If a fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If a fund enters into a closing sale transaction, the fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When a fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as

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realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the fund.

An interest rate swaption is an option to enter into an interest rate swap. A credit default swaption is an option to enter into a credit default swap. Inflation floors (OTC) are instruments where in return for a premium, one party agrees to make payments to the other to the extent that the interest rate exceeds a specified rate (based on the Consumer Price Index or other designated measure), or “floor.” Inflation caps (OTC) are instruments where in return for a premium, one party agrees to make payments to the other to the extent that the interest rate exceeds a specified rate (based on the Consumer Price Index or other designated measure), or “cap.” An interest rate cap or floor is an over-the-counter investment instrument designed to protect lenders of adjustable or floating-rate securities from losses due to falling interest rates. An interest rate cap seller pays a buyer when the indexed interest rate rises above the cap’s strike rate, thus hedging against losses on rising rates. An interest rate floor seller pays a buyer when the indexed interest rate falls below the floors’ strike rate, thus hedging against losses on falling rates. Fundamentally, interest rate floors and caps are put options placed on a floating-rate index.

The following table details how the funds used purchased options contracts during the six months ended February 28, 2019. In addition, the table summarizes the range of market values for purchased options contracts held by the funds, as measured at each quarter end:

Fund	Reason	Market value range
Global Bond Fund
To manage duration of the fund, manage against anticipated interest rate changes and currency exchange rates, to maintain diversification, to gain exposure to bond market and gain exposure to foreign currencies.
$72,000 to $83,000
High Yield Fund
To manage duration of the fund, manage against anticipated interest rate change and anticipated changes in securities markets, to gain exposure to bond market and certain securities markets, and maintain diversity in the portfolio.
Up to $71,000
Real Return Bond Fund	To manage duration of the fund, manage against anticipated interest rate changes and maintain diversity of the fund.	Up to $616,000
Total Return Fund	To maintain diversification	$411,000 to $804,000

The following table details how the funds used written options contracts during the six months ended February 28, 2019. In addition, the table summarizes the range of market values for written options contracts held by the funds, as measured at each quarter end:

Fund	Reason	Market value range
Global Bond Fund
To manage against anticipated currency exchange rates, manage against anticipated interest rate changes, gain exposure to foreign currencies, gain exposure to bond market and manage duration of the fund and maintain diversity.
$69,000 to $132,000
Real Return Bond Fund	To manage duration of the fund, manage against anticipated interest rate changes and maintain diversity of the fund.	$307,000 to $712,000
Total Return Fund	To manage against anticipated changes in currency exchange rates and gain exposure to foreign currencies.	$263,000 to $1.1 million

Swaps.  Swap agreements are agreements between the fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by a fund are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statements of assets and liabilities. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that are in excess of the amounts recognized on the Statements of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. A fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps.  Interest rate swaps represent an agreement between a fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

The following table details how the funds used interest rate swaps during the six months ended February 28, 2019. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter-end:

Fund	Reason	USD Notional range
Global Bond Fund	To manage duration, manage against anticipated interest rate changes, and as a substitute for securities purchased.	$268.0 million to $1.13 billion
Real Return Bond Fund	To manage duration, manage against anticipated interest rate changes, and as a substitute for securities purchased.	$406.0 million to $496.1 million
Total Return Fund	To manage duration, manage against anticipated interest rate changes, and as a substitute for securities purchased.	$710.0 million to $1.20 billion

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Credit default swaps.  Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The funds may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the funds may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

Credit default swaps—Buyer

The following table details how the funds used credit default swap contracts as a buyer of protection during the six months ended February 28, 2019. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:

Fund	Reason	USD Notional range
Global Bond Fund	To manage against potential credit events, gain exposure to a credit index and as a substitute for securities purchased.	$25.3 million to $45.0 million
High Yield Fund	To manage against potential credit events, gain exposure to a credit index and as a substitute for securities purchased. At February 28, 2019, there were no open credit default swap contracts - buyer.	Up to $1.8 million
Real Return Bond Fund	To manage against potential credit events, gain exposure to a credit index and as a substitute for securities purchased.	$24.1 million to $29,3 million

Credit default swaps—Seller

Implied credit spreads are utilized in determining the market value of CDS agreements in which a fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

The following table details how the funds used credit default swap contracts as a seller of protection during the six months ended February 28, 2019. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:

Fund	Reason	USD Notional range
Global Bond Fund	To take a long position in the exposure of the benchmark credit, gain exposure to a credit index and as a substitute for securities purchased.	$4.1 million to $11.6 million
High Yield Fund	To take a long position in the exposure of the benchmark credit. At February 28, 2019, there were no open credit default swap contracts - seller.	Up to $1.8 million
Real Return Bond Fund	To take a long position in the exposure of the benchmark credit.	$11.0 million to $15.2 million
Total Return Fund	To take a long position in exposure of the benchmark credit.	$79.1 million to $124.1 million

Currency Swaps.  A currency swap is an agreement between a fund and a counterparty to exchange cash flows based on the notional difference among two or more currencies.

The following table details how the funds used currency swaps during the six months ended February 28, 2019. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter-end:

Fund	Reason	USD Notional range
Global Bond Fund	To manage against anticipated currency exchange rate changes.	$2.3 million to $55.2 million

Inflation Swaps.  In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.

The following table details how the funds used inflation swaps during the six months ended February 28, 2019. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter-end:

Fund	Reason	USD Notional range
Real Return Bond Fund	To take a position on current versus future inflation expectations.	$201.2 million to $211.8 million

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Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the funds at February 28, 2019 by risk category:

Fund	Risk	Statements of assets and liabilities location	Financial instruments location	Asset derivatives fair value	Liability derivatives fair value
Asia Pacific Total Return Bond Fund	Interest rate	Receivable/payable for futures	Futures†	$46,618	—
	Foreign currency	Unrealized appreciation/depreciation on forward foreign currency contracts	Forward foreign currency contracts	55,584	($159,123)
				$102,202	($159,123)
Global Bond Fund	Interest rate	Receivable/payable for futures	Futures†	$553,320	($349,152)
	Foreign currency	Unrealized appreciation/depreciation on forward foreign currency contracts	Forward foreign currency contracts	2,078,369	(1,384,847)
	Foreign currency	Unaffiliated investments, at value*	Purchased options	70,504	—
	Interest rate	Unaffiliated investments, at value*	Purchased options	5,024	—
	Credit	Written options, at value	Written options	—	(397)
	Foreign currency	Written options, at value	Written options	—	(50,493)
	Interest rate	Written options, at value	Written options	—	(18,033)
	Credit	Swap contracts, at value	Credit default swapsˆ	42,660	(589,476)
	Foreign currency	Swap contracts, at value	Currency swapsˆ	62,467	(44,387)
	Interest rate	Swap contracts, at value	Interest rate swapsˆ	1,998,391	(1,232,764)
				$4,810,735	($3,669,549)
High Yield Fund	Equity	Unaffiliated investments, at value*	Purchased options	$23,275	—
	Interest rate	Receivable/payable for futures	Futures†	16,531	($8,111)
	Foreign currency	Unrealized appreciation/depreciation on forward foreign currency contracts	Forward foreign currency contracts	32,172	(3,551)
				$71,978	($11,662)
Real Return Bond Fund	Interest rate	Receivable/payable for futures	Futures†	$1,507,687	($1,612,308)
	Foreign currency	Unrealized appreciation/depreciation on forward foreign currency contracts	Forward foreign currency contracts	1,124,517	(714,728)
	Credit	Written options, at value	Written options	—	(1,621)
	Interest rate	Written options, at value	Written options	—	(710,126)
	Credit	Swap contracts, at value	Credit default swapsˆ	101,126	(779,914)
	Interest rate	Swap contracts, at value	Inflation swapsˆ	1,883,582	(1,672,042)
	Interest rate	Swap contracts, at value	Interest rate swapsˆ	3,244,955	(1,371,686)
				$7,861,867	($6,862,425)
Total Return Fund	Interest rate	Receivable/payable for futures	Futures†	$1,117,779	($6,303,510)
	Foreign currency	Unrealized appreciation/depreciation on forward foreign currency contracts	Forward foreign currency contracts	2,637,747	(2,825,844)
	Interest rate	Unaffiliated investments, at value*	Purchased options	410,545	—
	Interest rate	Written options, at value	Written options	—	(262,601)
	Foreign currency	Written options, at value	Written options	—	(86)
	Credit	Written options, at value	Written options	—	(271)
	Interest rate	Swap contracts, at value	Interest rate swapsˆ	6,968,208	(5,716,754)
	Credit	Swap contracts, at value	Credit default swapsˆ	925,159	(745,729)
				$12,059,438	($15,854,795)

†	Reflects cumulative appreciation/depreciation on futures as disclosed in the Portfolio of investments. Only the year end variation margin is separately disclosed on the Statements of assets and liabilities.

*	Purchased options are included in the Portfolio of investments

ˆ	Reflects cumulative value of swap contracts. Receivable/Payable for centrally cleared swaps, which includes value and margin, and swap contracts at value, which represents OTC swaps, are shown separately on the Statements of assets and liabilities.

For financial reporting purposes, the funds do not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the funds and the applicable counterparty.

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OTC Financial Instruments	Asset	Liability
Global Bond Fund
Credit default swaps	$8,280	($266,264)
Currency swaps	62,467	(44,387)
Forward foreign currency contracts	2,078,369	(1,384,847)
Interest rate swaps	2,885	(4,361)
Purchased options	70,504	—
Written options	—	(55,082)
Totals	$2,222,505	($1,754,941)

Counterparty	Total Market Value of OTC Derivatives	Collateral Posted by Counterparty	Collateral Posted by Fund	Net Exposure
Global Bond Fund
Bank of America, N.A.	$942,529	$930,000	—	$12,529
Barclays Bank PLC	23,523	—	—	23,523
Barclays Capital	(68,394)	—	—	(68,394)
BNP Paribas S.A.	(96,197)		$96,197	—
Citibank N.A.	(358,415)	—	358,415	—
Credit Suisse International	(6,069)	—	—	(6,069)
Deutsche Bank AG	26,457	20,000	—	6,457
Goldman Sachs Bank USA	(35,362)	—	—	(35,362)
Goldman Sachs International	(88,673)	—	—	(88,673)
HSBC Bank USA, N.A.	4,744	4,744	—	—
JPMorgan Chase Bank, N.A.	(20,758)	—	—	(20,758)
Merrill Lynch, Pierce, Fenner & Smith, Inc.	(3,437)	—	—	(3,437)
Morgan Stanley & Co. International PLC	31,982	—	—	31,982
Morgan Stanley Bank, N.A.	27,943	—	—	27,943
Morgan Stanley Capital Services LLC	22,760	22,760	—	—
Natwest Markets PLC	1,987	1,987	—	—
Nomura Global Financial Products, Inc.	(17,993)	—	8,872	(9,121)
Royal Bank of Canada	36,446	10,000	—	26,446
Standard Chartered Bank	(17,911)	—	—	(17,911)
UBS AG	62,402	62,402	—	—
Totals	$467,564	$1,051,893	$463,484	($120,845)

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2019:

	Statements of operations Location—Net realized gain (loss) on:
Fund	Risk	Unaffiliated Investments and Foreign Currency Transactions[1]	Futures Contracts	Forward Foreign Currency Contracts	Written Options	Swap Contracts	Total
Asia Pacific Total Return Bond Fund	Foreign currency	—	—	$175,978	—	—	$175,978
	Interest rate	—	($902,793)	—	—	—	(902,793)
		—	($902,793)	$175,978	—	—	($726,815)
Global Bond Fund	Credit	—	—	—	$15,879	$527,992	$543,871
	Foreign currency	($68,777)	—	($243,983)	81,919	103,697	(127,144)
	Interest rate	(7,413)	($1,917,349)	—	131,701	2,700,558	907,497
		($76,190)	($1,917,349)	($243,983)	$229,499	$3,332,247	$1,324,224
High Yield Fund	Equity	$515,462	—	—	$12,300	—	$527,762
	Credit	—	—	—	—	$47,959	47,959
	Foreign currency	—	—	$87,446	—	—	87,446
	Interest rate	(19,668)	$145,635	—	19,668	—	145,635
		$495,794	$145,635	$87,446	$31,968	$47,959	$808,802
Real Return Bond Fund	Credit	—	—	—	—	($8,207)	($8,207)
	Foreign currency	—	($3,008,838)	$2,527,174	$252,047	—	(229,617)
	Interest rate	($1,807)	—	—	416,000	287,881	702,074
		($1,807)	($3,008,838)	$2,527,174	$668,047	$279,674	$464,250
Total Return Fund	Credit	—	—	—	$21,740	$1,374,189	$1,395,929
	Foreign currency	($12,595)	—	$10,454,401	609,032	—	11,050,838
	Interest rate	(194,894)	($10,249,469)	—	1,260,178	9,440,792	256,607
		($207,489)	($10,249,469)	$10,454,401	$1,890,950	$10,814,981	$12,703,374

1	Realized gain/loss associated with purchased options is included in this caption on the Statements of operations.

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The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2019:

	Statements of operations Location—Change in unrealized appreciation (depreciation) of:
Fund	Risk	Unaffiliated Investments and Foreign Currency Transactions[1]	Futures Contracts	Forward Foreign Currency Contracts	Written Options	Swap Contracts	Total
Asia Pacific Total Return Bond Fund	Interest rate	—	$46,618	—	—	—	$46,618
	Foreign currency	—	—	($308,477)	—	—	(308,477)
		—	$46,618	($308,477)	—	—	($261,859)
Global Bond Fund	Credit	—	—	—	($4,169)	($784,342)	($788,511)
	Foreign currency	$70,381	—	$709,558	17,349	(887,266)	(89,978)
	Interest rate	(11,025)	$178,240	—	(2,398)	(2,838,418)	(2,673,601)
		$59,356	$178,240	$709,558	$10,782	($4,510,026)	($3,552,090)
High Yield Fund	Equity	($22,127)	—	—	—	—	($22,127)
	Credit	—	—	—	—	($23,324)	(23,324)
	Foreign currency	—	—	$48,776	—	—	48,776
	Interest rate	—	$20,801	—	—	—	20,801
		($22,127)	$20,801	$48,776	—	($23,324)	$24,126
Real Return Bond Fund	Credit	—	—	—	$1,339	($37,090)	($35,751)
	Foreign currency	—	—	($1,015,235)	59,563	—	(955,672)
	Interest rate	($25,662)	($18,667)	—	114,647	(867,883)	(797,565)
		($25,662)	($18,667)	($1,015,235)	$175,549	($904,973)	($1,788,988)
Total Return Fund	Credit	—	—	—	—	($232,087)	($232,087)
	Foreign currency	—	—	($7,894,826)	($23,831)	—	(7,918,657)
	Interest rate	($220,899)	($3,422,170)	—	403,101	(8,080,731)	(11,320,699)
		($220,899)	($3,422,170)	($7,894,826)	$379,270	($8,312,818)	($19,471,443)

1	Change in unrealized appreciation/depreciation associated with purchased options is included in this caption on the Statements of operations.

4.  GUARANTEES AND INDEMNIFICATIONS Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the funds. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.

5.  FEES AND TRANSACTIONS WITH AFFILIATES John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the funds. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the funds. The Advisor and the Distributor are indirect, wholly owned subsidiaries of MFC.

Management fee.  The funds have an investment management agreement with the Advisor under which the funds pay a monthly management fee to the Advisor equivalent on an annual basis as detailed below. Aggregate net assets generally include the net assets of the funds and the net assets of a similar fund of John Hancock Variable Insurance Trust (JHVIT), unless otherwise noted below. JHVIT funds are advised by an affiliate of the Advisor, John Hancock Investment Management Services, LLC, and are distributed by an affiliate of the Advisor, John Hancock Distributors, LLC.

•	Asia Pacific Total Return Bond Fund — a) 0.725% of the first $250 million of average net assets; b) 0.700% of the next 250 million of average net assets and c) 0.600% of the excess over $500 million of average net assets.

•	Core Bond Fund — a) 0.690% of the first $200 million of aggregate net assets; b) 0.640% of the next $200 million of aggregate net assets; c) 0.570% of the next $600 million of aggregate net assets; d) 0.560% of the next $1 billion of aggregate net assets; and e) 0.550% of the excess over $2 billion of aggregate net assets.

•	Global Bond Fund— a) 0.700% of the first $1 billion of aggregate net assets and b) 0.650% of the excess over $1 billion of aggregate net assets.

•	High Yield Fund — a) 0.700% of the first $500 million of aggregate net assets and b) 0.650% of the excess over $500 million of aggregate net assets.

•	Real Return Bond Fund — a) 0.700% of the first $1 billion of average net assets; b) 0.650% of the next $1 billion of average net assets; and c) 0.625% of the excess over $2 billion of average net assets.

•	Short Term Government Income Fund — a) 0.570% of the first $250 million of aggregate net assets; and b) 0.550% of the excess over $250 million of aggregate net assets.

•	Total Return Fund — a) 0.700% of the first $1 billion of average net assets; and b) 0.650% of the excess over $1 billion of average net assets.

•	U.S. High Yield Bond Fund — a) 0.750% of the first $200 million of average net assets and b) 0.720% of the excess over $200 million of average net assets.

93

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

The organizations described below act as the subadvisors to the Trust and its funds pursuant to Subadvisory Agreements with the Advisor. Fund management is allocated among the following managers:

Fund	Subadvisor(s)
Asia Pacific Total Return Bond Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC[1,2]
Short Term Government Income Fund
Global Bond Fund	Pacific Investment Management Company LLC
Real Return Bond Fund
Total Return Fund
Core Bond Fund	Wells Capital Management, Incorporated
U.S. High Yield Bond Fund
High Yield Fund	Western Asset Management Company

1  An affiliate of the Advisor.

2  Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

The funds are not responsible for payment of the subadvisory fees.

Expense reimbursements.  The Advisor has voluntarily agreed to waive a portion of its management fee if certain expenses of the respective funds exceed the percentage of average net assets as detailed below. Expenses excluded from this waiver are taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the funds’ business, management fees, class specific expenses, acquired fund fees and short dividends. This expense reduction will continue in effect until terminated by the Advisor.

Fund	Expense limitation as a percentage of average net assets
Asia Pacific Total Return Bond Fund	0.15%
Core Bond Fund	0.15%
Global Bond Fund	0.15%
High Yield Fund	0.15%
Real Return Bond Fund	0.15%
Short Term Government Income Fund	0.15%
Total Return Fund	0.15%
U.S. High Yield Bond Fund	0.15%

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the funds (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2019, this waiver amounted to 0.01% of each fund’s average net assets. This agreement expires on June 30, 2020, unless renewed by mutual agreement of the funds and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor had voluntarily agreed to reduce its management fee that would be payable by Total Return Fund (after giving effect to asset-based breakpoints) by 0.09% of Total Return Fund’s average daily net assets. The advisor may terminate this voluntary waiver at any time upon notice to the fund.

The Advisor has voluntarily agreed to waive its management fee on Short Term Government Income Fund so that the amount retained by the Advisor after payment of the subadvisory fees for the fund does not exceed 0.02% of the fund’s average net assets. This voluntary expense reimbursement may be terminated at any time by the Advisor on notice to the fund.

For the six months ended February 28, 2019, the waivers under these agreements amounted to:

Expense Reimbursement by Class
Fund	Class 1	Class NAV	Total
Asia Pacific Total Return Bond Fund	—	$12,307	$12,307
Core Bond Fund	$5,882	55,467	61,349
Global Bond Fund	1,828	7,902	9,730
High Yield Fund	9,895	4,746	14,641
Real Return Bond Fund	2,624	40,595	43,219
Short Term Government Income Fund	—	47,759	47,759
Total Return Fund	—	776,710	776,710
U.S. High Yield Bond Fund	2,812	6,850	9,662

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The net investment management fees incurred for the six months ended February 28, 2019, including the impact of waivers and reimbursements were equivalent to an annual net effective rate of the funds’ average net assets as follows:

Fund	Net Annual Effective Rate
Asia Pacific Total Return Bond Fund	0.71%
Core Bond Fund	0.57%
Global Bond Fund	0.69%
High Yield Fund	0.68%
Real Return Bond Fund	0.69%
Short Term Government Income Fund	0.53%
Total Return Fund	0.58%
U.S. High Yield Bond Fund	0.74%

94

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

Accounting and legal services.  Pursuant to a service agreement, the funds reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the funds, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2019 amounted to an annual rate of 0.02% of the funds’ average daily net assets.

Distribution and service plans.  Certain funds have a distribution agreement with the Distributor. The funds have adopted distribution and service plans with respect to Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the funds. The funds may pay up to the 0.05% of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the funds’ shares.

Trustee expenses.  The funds compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the funds based on their net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program.  Pursuant to an Exemptive Order issued by the SEC, the funds, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statements of operations. The funds’ activity in this program during the period for which loans were outstanding was as follows:

Fund	Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Asia Pacific Total Return Bond Fund	Borrower	$3,700,475	11	2.248%	($2,542)

6.  FUND SHARE TRANSACTIONS  Transactions in funds shares for the six months ended February 28, 2019 and for the year ended August 31, 2018 were as follows:

Asia Pacific Total Return Bond Fund	Six Months Ended 2-28-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	1,534,548	$14,569,025	1,084,203	$10,489,646
Distributions reinvested	1,069,814	9,927,876	846,601	8,195,100
Repurchased	(5,859,010)	(55,161,143)	(3,909,780)	(37,788,503)
Net decrease	(3,254,648)	($30,664,242)	(1,978,976)	($19,103,757)
Total net decrease	(3,254,648)	($30,664,242)	(1,978,976)	($19,103,757)

Core Bond Fund	Six Months Ended 2-28-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	978,140	$12,269,416	1,331,359	$17,027,903
Distributions reinvested	217,649	2,714,164	304,362	3,900,050
Repurchased	(1,615,667)	(20,207,270)	(3,355,158)	(42,842,768)
Net decrease	(419,878)	($5,223,690)	(1,719,437)	($21,914,815)
Class NAV shares
Sold	42,101,589	$531,731,496	10,104,987	$130,032,752
Distributions reinvested	2,088,235	25,998,993	2,840,192	36,310,504
Repurchased	(15,892,536)	(198,352,862)	(13,465,225)	(171,204,691)
Net increase (decrease)	28,297,288	$359,377,627	(520,046)	($4,861,435)
Total net increase (decrease)	27,877,410	$354,153,937	(2,239,483)	($26,776,250)

Global Bond Fund	Six Months Ended 2-28-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	277,317	$3,473,415	567,963	$7,276,765
Distributions reinvested	52,415	648,897	—	—
Repurchased	(514,599)	(6,439,284)	(1,225,796)	(15,709,222)
Net decrease	(184,867)	($2,316,972)	(657,833)	($8,432,457)
Class NAV shares
Sold	48,343	$603,718	768,957	$9,820,605
Distributions reinvested	230,192	2,845,170	8,888	113,062
Repurchased	(8,114,921)	(102,001,058)	(2,483,670)	(32,017,372)
Net decrease	(7,836,386)	($98,552,170)	(1,705,825)	($22,083,705)
Total net decrease	(8,021,253)	($100,869,142)	(2,363,658)	($30,516,162)

High Yield Fund	Six Months Ended 2-28-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	476,297	$3,826,343	1,341,544	$10,994,041
Distributions reinvested	1,080,998	8,386,636	2,262,482	18,406,783
Repurchased	(4,363,443)	(34,278,508)	(9,866,536)	(80,838,742)
Net decrease	(2,806,148)	($22,065,529)	(6,262,510)	($51,437,918)
Class NAV shares
Sold	57,481	$471,253	362,603	$2,944,417
Distributions reinvested	536,490	4,112,493	1,078,097	8,659,212
Repurchased	(1,772,954)	(13,818,937)	(2,480,913)	(19,962,218)
Net decrease	(1,178,983)	($9,235,191)	(1,040,213)	($8,358,589)
Total net decrease	(3,985,131)	($31,300,720)	(7,302,723)	($59,796,507)

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FUND SHARE TRANSACTIONS, CONTINUED

Real Return Bond Fund	Six Months Ended 2-28-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	448,565	$4,802,339	833,819	$9,282,952
Distributions reinvested	155,335	1,658,175	176,066	1,953,893
Repurchased	(997,359)	(10,679,130)	(1,362,660)	(15,182,351)
Net decrease	(393,459)	($4,218,616)	(352,775)	($3,945,506)
Class NAV shares
Sold	6,776,176	$71,370,648	13,824,409	$153,507,919
Distributions reinvested	2,497,610	26,337,537	2,983,590	32,685,071
Repurchased	(17,006,129)	(179,011,125)	(12,493,239)	(136,835,097)
Net increase (decrease)	(7,732,343)	($81,302,940)	4,314,760	$49,357,893
Total net increase (decrease)	(8,125,802)	($85,521,556)	3,961,985	$45,412,387

Short Term Government Income Fund	Six Months Ended 2-28-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	834,460	$7,749,883	16,451,370	$154,959,469
Distributions reinvested	409,675	3,785,773	525,773	4,912,447
Repurchased	(15,730,299)	(146,418,444)	(5,552,910)	(51,729,238)
Net increase (decrease)	(14,486,164)	($134,882,788)	11,424,233	$108,142,678
Total net increase (decrease)	(14,486,164)	($134,882,788)	11,424,233	$108,142,678

Total Return Fund	Six Months Ended 2-28-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	481,018	$6,282,369	9,524,319	$129,605,932
Distributions reinvested	3,828,220	49,629,949	4,519,642	60,808,773
Repurchased	(104,312,437)	(1,366,202,957)	(16,498,640)	(219,625,110)
Net decrease	(100,003,199)	($1,310,290,639)	(2,454,679)	($29,210,405)
Total net decrease	(100,003,199)	($1,310,290,639)	(2,454,679)	($29,210,405)

U.S. High Yield Bond Fund	Six Months Ended 2-28-19		Year Ended 8-31-18
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	635,922	$6,970,202	897,426	$10,163,442
Distributions reinvested	213,953	2,305,554	375,076	4,205,135
Repurchased	(768,205)	(8,372,887)	(1,959,087)	(22,100,277)
Net increase (decrease)	81,670	$902,869	(686,585)	($7,731,700)
Class NAV shares
Sold	597,830	$6,532,706	372,162	$4,214,066
Distributions reinvested	529,671	5,704,864	977,334	10,944,667
Repurchased	(2,334,448)	(25,525,120)	(2,397,799)	(26,854,860)
Net decrease	(1,206,947)	($13,287,550)	(1,048,303)	($11,696,127)
Total net decrease	(1,125,277)	($12,384,681)	(1,734,888)	($19,427,827)

Affiliates of the funds owned 100% of shares of Class 1 and Class NAV, on February 28, 2019 with the exception of Core Bond Fund in which affiliates owned 73.4% of shares of Class NAV. Such concentration of shareholders’ capital could have a material effect on the funds if such shareholders redeem from the funds.

7.  PURCHASE AND SALE OF SECURITIES Purchases and sales of securities, other than short-term securities, are aggregated below for the six months ended February 28, 2019.

	Purchases		Sales and Maturities
Fund	U.S. Government	Other Issuers	U.S. Government	Other Issuers
Asia Pacific Total Return Bond Fund	—	$166,445,794	—	$882,570,668
Core Bond Fund	$2,592,856,258	982,083,633	$2,347,104,068	1,034,074,975
Global Bond Fund	367,859	69,397,490	8,482,317	164,055,713
High Yield Fund	—	96,674,864	—	130,512,902
Real Return Bond Fund	288,894,936	72,778,049	348,146,198	45,702,805
Short Term Government Income Fund	42,517,196	33,308,928	58,293,488	157,377,625
Total Return Fund	29,486,021	104,765,492	202,026,781	1,283,337,949
U.S. High Yield Bond Fund	—	37,738,381	—	55,429,595

8.  INDUSTRY OR SECTOR RISK Certain funds generally invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the funds’ assets are economically tied to a single or small number of industries or sectors of the economy, the funds will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the funds’ NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates, regulatory and market impacts.

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9.  INVESTMENT BY AFFILIATED FUNDS Certain investors in the funds are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the funds for the purpose of exercising management or control; however, this investment may represent a significant portion of the funds’ net assets. The following funds had an affiliate ownership of 5% or more of the fund’s net assets:

Fund	Affiliated Concentration
Asia Pacific Total Return Bond Fund	100.0%
Core Bond Fund	67.8%
Global Bond Fund	72.4%
High Yield Fund	32.8%
Real Return Bond Fund	94.0%
Short Term Government Income Fund	100.0%
Total Return Fund	100.0%
U.S. High Yield Bond Fund	70.6%

10.  INVESTMENT IN AFFILIATED UNDERLYING FUNDS Certain funds may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the funds’ purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Core Bond Fund
John Hancock Collateral Trust*	122,515	4,435,094	(4,552,133)	5,476	—	—	($1,068)	($197)	$54,801

High Yield Fund
John Hancock Collateral Trust*	815,185	3,951,982	(3,503,914)	1,263,253	—	—	$2,556	($173)	$12,641,504

U.S. High Yield Bond Fund
John Hancock Collateral Trust*	932,792	2,787,744	(2,877,164)	843,372	—	—	($87)	$881	$8,439,706

*  Refer to the Securities lending note within Note 2 for details regarding this investment.

11.  INTERFUND TRADING The funds are permitted to purchase or sell securities from or to certain other affiliated funds, as set forth in Rule 17a-7 of the 1940 Act, under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the funds from or to another fund that is or could be considered an affiliate complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended February 28, 2019 the funds engaged in securities purchases and sales with affiliated funds, some of which have different fiscal reporting periods, as follows:

Fund	Purchases	Sales
Global Bond Fund	$345,880	$2,531,945
Real Return Bond Fund	—	18,211,222
Short Term Government Income Fund	—	7,790,415
Total Return Fund	5,329,912	437,717,437
U.S. High Yield Bond Fund	1,984,075	1,495,995

12.  DIRECT PLACEMENT SECURITIES  The funds may hold private placement securities which are restricted as to resale and the funds have limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the direct placement securities held at February 28, 2019.

Fund	Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Ending share amount	Value as a percentage of fund’s net assets	Value as of 2-28-19
High Yield Fund	New Cotai, Inc., Class B	4/12/2013	—	11	11	0.1%	$232,123

13.  OTHER MATTERS In or around May 2015, certain John Hancock Funds, including U.S. High Yield Bond Fund, were served with a complaint brought by the Motors Liquidation Avoidance Action Trust (the “Motors Trust”). The complaint seeks disgorgement of certain amounts paid to the Term Loan Lenders as holders of indebtedness issued by General Motors pursuant to a $1.5 billion term loan, dated as of November 29, 2006 (as amended, the “Term Loan”) and argues that because certain of the collateral securing the Term Loan was allegedly released, the Term Loan is undersecured. The total amount at issue for the U.S. High Yield Bond Fund is approximately $9.2 million. The John Hancock Funds have joined a group of defendants represented by the law firm Kasowitz, Benson, Torres & Friedman LLP (the “Joint Defense Group”), and, through counsel, vigorously defended the action. Additionally, the John Hancock Funds brought cross-claims against JPMorgan Chase Bank N.A. (“JPMorgan”) related to JPMorgan’s actions as administrative agent of the Term Loan.

On January 31, 2019, mediation resulted in a settlement of the litigation which was then presented to the judge. Pursuant to the settlement, Simpson Thacher and its insurers will pay the Plaintiff $231 million. The Term Loan Lenders, including John Hancock Funds, will pay nothing. The Term Loan Lenders will receive the allowed claim against the General Unsecured Creditors Trust (“GUC Trust”) arising from the $231 million payment. The proceeds of the GUC Trust recovery will then be used to reimburse approximately 73% of the legal fees incurred by the firms on the Steering Committee, including those incurred by John Hancock Funds. However, the settlement terms still remain subject to a formal settlement agreement.

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14.  NEW ACCOUNTING PRONOUNCEMENT In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2017-08, Premium Amortization on Purchased Callable Debt Securities, which shortens the premium amortization period for purchased non-contingently callable debt securities. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. Management does not expect the ASU to have an impact on the funds’ net assets or total return. Depending upon holdings of the fund, the shortening of the premium amortization period could decrease interest income with a corresponding offset to unrealized gain (loss).

15.  SUBSEQUENT EVENTS Class NAV shares of the following funds were fully liquidated subsequent to February 28, 2019:

Global Bond Fund
High Yield Fund
Short Term Government Income Fund*
Total Return Fund*

*	This resulted in a fund liquidation.

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John Hancock Funds II

For more information

The Statement of Additional Information, a separate document with supplemental information not contained in the prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 800-344-1029 or on the Securities and Exchange Commission (SEC) website at sec.gov.

PROXY VOTING POLICY A description of the trust’s proxy voting policies and procedures and information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 800-344-1029 or on the SEC website at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE All of the trust’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The trust’s Form N-PORT filings are available electronically on the SEC website (sec.gov).

The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

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ITEM 2. CODE OF ETHICS.

(a) Not Applicable
(b) Not Applicable
(c) Not Applicable
(d) Not Applicable
(e) Not Applicable
(f) Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Not Applicable
(b) Not Applicable
(c) Not Applicable
(d) Not Applicable
(e) Not Applicable
(f) Not Applicable.
(g) Not Applicable
(h) Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Insert 6A-1-

Fund’s investments
AS OF 2-28-19 (unaudited)
	Shares	Value
Common stocks 58.0%		$264,459,901
(Cost $229,940,153)
Australia 0.0%		32,187
MMG, Ltd. (A)	68,000	32,187
Brazil 4.5%		20,338,830
AES Tiete Energia SA	24,890	77,132
AES Tiete Energia SA	83	52
Aliansce Shopping Centers SA	22,949	122,805
Alliar Medicos A Frente SA (A)	9,509	39,999
Alupar Investimento SA	25,950	157,863
Ambev SA, ADR	137,104	621,081
Anima Holding SA	3,800	18,939
Arezzo Industria e Comercio SA	6,291	90,392
Atacadao Distribuicao Comercio e Industria, Ltd.	21,400	111,212
B2W Cia Digital (A)	3,220	41,449
B3 SA - Brasil Bolsa Balcao	35,488	309,799
Banco Bradesco SA	31,502	323,143
Banco BTG Pactual SA	8,288	75,352
Banco do Brasil SA	14,861	200,196
Banco Santander Brasil SA	7,500	89,733
BB Seguridade Participacoes SA	18,629	135,397
BR Malls Participacoes SA	52,104	185,741
BR Properties SA	8,524	19,879
BrasilAgro - Co Brasileira de Propriedades Agricolas	4,216	17,790
Braskem SA, ADR	5,886	169,693
BRF SA (A)	22,690	124,258
Camil Alimentos SA	11,340	21,707
CCR SA	133,369	505,262
Centrais Eletricas Brasileiras SA (A)	6,300	62,025
Cia de Locacao das Americas	9,916	104,014
Cia de Saneamento Basico do Estado de Sao Paulo	15,692	164,392
Cia de Saneamento de Minas Gerais-COPASA	4,135	68,198
Cia de Saneamento do Parana	6,940	142,471
Cia Energetica de Minas Gerais	7,404	33,017
Cia Hering	4,235	34,039
Cia Paranaense de Energia	2,800	24,242
Cia Siderurgica Nacional SA (A)	77,620	270,295
Cielo SA	45,420	131,442
Construtora Tenda SA	2,933	26,159
Cosan Logistica SA (A)	26,684	107,059
Cosan SA	7,044	81,952
CSU Cardsystem SA	6,521	12,604
CVC Brasil Operadora e Agencia de Viagens SA	15,902	247,242
Cyrela Brazil Realty SA Empreendimentos e Participacoes	19,095	86,931
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	1

	Shares	Value
Brazil (continued)
Cyrela Commercial Properties SA Empreendimentos e Participacoes	2,100	$6,905
Dimed SA Distribuidora da Medicamentos	300	29,871
Direcional Engenharia SA	7,825	18,145
Duratex SA	75,038	235,733
EcoRodovias Infraestrutura e Logistica SA	14,116	42,542
EDP - Energias do Brasil SA	21,167	97,491
Embraer SA	117,868	598,730
Energisa SA	51,668	554,350
Eneva SA (A)	7,600	37,816
Engie Brasil Energia SA	6,293	68,959
Equatorial Energia SA	13,237	289,433
Estacio Participacoes SA	20,530	150,580
Even Construtora e Incorporadora SA (A)	13,157	20,912
Ez Tec Empreendimentos e Participacoes SA	3,534	25,093
Fleury SA	13,465	71,696
Fras-Le SA	8,100	10,804
Gafisa SA (A)	4,044	10,573
Gerdau SA	8,328	27,670
Grendene SA	9,503	21,935
Guararapes Confeccoes SA	694	27,001
Helbor Empreendimentos SA (A)	23,645	8,876
Hypera SA	8,032	57,522
Iguatemi Empresa de Shopping Centers SA	2,800	31,309
Industrias Romi SA	5,000	14,510
Instituto Hermes Pardini SA	4,000	20,404
International Meal Company Alimentacao SA	28,300	46,562
Iochpe Maxion SA	18,421	106,520
IRB Brasil Resseguros SA	5,742	136,054
Itau Unibanco Holding SA	54,851	454,299
JBS SA	65,822	235,345
JHSF Participacoes SA (A)	15,500	9,450
JSL SA	8,300	21,368
Kepler Weber SA (A)	2,300	10,563
Klabin SA	15,418	74,049
Kroton Educacional SA	71,988	210,244
Light SA	6,203	32,781
Linx SA	3,000	22,779
Localiza Rent a Car SA	151,623	1,394,666
LOG Commercial Properties e Participacoes SA (A)	3,495	16,255
Lojas Americanas SA	4,780	19,089
Lojas Renner SA	56,051	645,844
M Dias Branco SA	4,187	52,369
Magazine Luiza SA	2,703	124,825
Mahle-Metal Leve SA	6,356	44,555
Marcopolo SA	29,400	26,378
Marfrig Global Foods SA (A)	14,902	21,820
2	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Brazil (continued)
Marisa Lojas SA (A)	5,589	$9,166
Mills Estruturas e Servicos de Engenharia SA (A)	15,517	22,432
Movida Participacoes SA	5,635	17,402
MRV Engenharia e Participacoes SA	18,204	65,863
Multiplan Empreendimentos Imobiliarios SA	8,647	57,944
Multiplus SA	5,897	41,871
Natura Cosmeticos SA	10,335	133,117
Odontoprev SA	38,609	170,629
Omega Geracao SA	4,500	23,829
Paranapanema SA (A)	71,500	27,792
Petro Rio SA (A)	663	26,650
Petroleo Brasileiro SA	339,519	2,699,050
Porto Seguro SA	7,284	108,674
Portobello SA	11,800	16,336
Profarma Distribuidora de Produtos Farmaceuticos SA (A)	17,156	19,549
QGEP Participacoes SA	7,100	24,989
Qualicorp SA	76,357	314,889
Raia Drogasil SA	11,976	208,551
Restoque Comercio e Confeccoes de Roupas SA	16,002	140,630
Rumo SA (A)	49,929	258,674
Santos Brasil Participacoes SA	62,240	62,470
Sao Carlos Empreendimentos e Participacoes SA (A)	6,900	63,009
Sao Martinho SA	17,485	87,422
Ser Educacional SA (B)	3,448	17,423
SLC Agricola SA	4,626	50,519
Smiles Fidelidade SA	13,800	176,351
Sonae Sierra Brasil SA	6,800	55,922
Springs Global Participacoes SA (A)	7,759	17,372
Sul America SA	64,501	522,032
Suzano Papel e Celulose SA	12,753	161,817
T4F Entretenimento SA	11,900	22,969
Technos SA (A)	18,685	12,337
Tecnisa SA (A)	19,076	6,501
Tegma Gestao Logistica SA	2,700	19,789
Terra Santa Agro SA (A)	2,000	6,975
TIM Participacoes SA	40,000	125,874
TOTVS SA	2,701	26,211
Transmissora Alianca de Energia Eletrica SA	57,211	380,173
Trisul SA	6,300	7,950
Tupy SA	4,722	23,131
Ultrapar Participacoes SA	17,693	251,583
Unipar Carbocloro SA	1,200	12,616
Usinas Siderurgicas de Minas Gerais SA	18,244	54,448
Vale SA	183,276	2,298,178
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	7,438	38,991
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	3

	Shares	Value
Brazil (continued)
Via Varejo SA	94,492	$115,217
Vulcabras Azaleia SA (A)	11,265	23,873
WEG SA	9,682	47,480
Wiz Solucoes e Corretagem de Seguros SA	9,413	22,529
Chile 1.3%		5,711,874
AES Gener SA	324,134	96,950
Aguas Andinas SA, Class A	191,562	112,233
Banco de Chile, ADR	1,901	60,585
Banco de Credito e Inversiones SA	2,075	141,843
Banco Santander Chile	1,295,480	103,289
Besalco SA	59,971	59,449
CAP SA	5,024	55,416
Cementos BIO BIO SA	2,795	3,925
Cencosud SA	77,161	143,656
Cia Cervecerias Unidas SA	9,825	138,947
Cia Sud Americana de Vapores SA (A)	1,925,360	62,848
Clinica Las Condes SA (A)	180	9,932
Colbun SA	427,979	98,875
Cristalerias de Chile SA	60,580	509,472
Empresa Nacional de Telecomunicaciones SA	18,775	197,529
Empresas CMPC SA	27,698	103,885
Empresas COPEC SA	4,280	58,109
Empresas Hites SA	55,395	35,146
Empresas La Polar SA (A)	413,939	17,860
Enel Americas SA	1,656,216	287,832
Enel Chile SA, ADR	191,458	999,411
Engie Energia Chile SA	45,735	91,281
Forus SA	13,883	39,337
Grupo Security SA	226,216	99,261
Inversiones Aguas Metropolitanas SA	29,967	46,273
Inversiones La Construccion SA	4,513	81,314
Itau CorpBanca	5,398,734	51,142
Latam Airlines Group SA	8,576	99,674
Masisa SA	947,167	62,937
Molibdenos y Metales SA	7,542	96,174
Multiexport Foods SA	148,141	86,962
Parque Arauco SA	45,906	125,877
PAZ Corp. SA	98,491	158,530
Ripley Corp. SA	230,017	193,667
SACI Falabella	16,183	125,886
Salfacorp SA	44,571	68,442
Sigdo Koppers SA	133,404	254,301
SMU SA (A)	80,372	21,517
Sociedad Matriz SAAM SA	1,968,763	195,205
Socovesa SA	411,319	267,197
4	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Chile (continued)
SONDA SA	66,123	$110,447
Vina Concha y Toro SA	64,946	139,258
China 6.2%		28,265,691
21Vianet Group, Inc., ADR (A)	1,999	18,871
361 Degrees International, Ltd.	46,000	9,082
3SBio, Inc. (B)	11,500	19,020
500.com, Ltd., ADR, Class A (A)(C)	4,724	71,805
51job, Inc., ADR (A)	297	21,461
58.com, Inc., ADR (A)	711	51,839
AAC Technologies Holdings, Inc.	16,500	97,514
Acorn International, Inc., ADR	300	8,625
Agile Group Holdings, Ltd.	59,250	74,039
Agricultural Bank of China, Ltd., H Shares	331,000	158,567
Air China, Ltd., H Shares	42,000	45,313
Alibaba Group Holding, Ltd., ADR (A)	9,919	1,815,470
Aluminum Corp. of China, Ltd., H Shares (A)	126,000	51,538
Angang Steel Company, Ltd., H Shares	34,000	25,279
Anhui Conch Cement Company, Ltd., H Shares	40,000	228,652
Anhui Expressway Company, Ltd., H Shares	20,000	13,068
ANTA Sports Products, Ltd.	29,000	170,015
Aowei Holdings, Ltd. (A)	10,063,000	2,368,513
Asia Cement China Holdings Corp.	19,500	17,619
Asia Plastic Recycling Holding, Ltd.	63,820	15,136
AVIC International Holdings, Ltd., H Shares	30,000	20,615
AviChina Industry & Technology Company, Ltd., H Shares	29,000	20,574
BAIC Motor Corp., Ltd., H Shares (B)	55,000	34,960
Baidu, Inc., ADR (A)	1,928	313,377
BAIOO Family Interactive, Ltd. (B)	230,000	11,419
Bank of China, Ltd., H Shares	1,570,075	732,397
Bank of Chongqing Company, Ltd., H Shares	37,000	24,453
Bank of Communications Company, Ltd., H Shares	65,858	55,297
Baoye Group Company, Ltd., H Shares (A)	46,000	29,641
Baozun, Inc., ADR (A)(C)	635	23,781
BBMG Corp., H Shares	61,500	22,575
Beijing Capital International Airport Company, Ltd., H Shares	38,415	38,405
Beijing Capital Land, Ltd., H Shares	54,000	22,627
Beijing Jingneng Clean Energy Company, Ltd., H Shares	50,000	11,020
Beijing North Star Company, Ltd., H Shares	40,000	12,637
Beijing Urban Construction Design & Development Group Company, Ltd., H Shares (B)	29,000	11,914
Best Pacific International Holdings, Ltd.	84,000	25,142
Billion Industrial Holdings, Ltd.	12,000	16,185
Bitauto Holdings, Ltd., ADR (A)	1,037	20,284
Boyaa Interactive International, Ltd. (A)	72,000	16,067
BYD Company, Ltd., H Shares	11,000	70,372
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	5

	Shares	Value
China (continued)
BYD Electronic International Company, Ltd.	15,483	$19,792
Cabbeen Fashion, Ltd.	106,000	25,655
CAR, Inc. (A)	26,000	22,856
Cayman Engley Industrial Company, Ltd.	4,589	19,257
Central China Real Estate, Ltd.	134,538	56,740
Central China Securities Company, Ltd., H Shares	53,000	16,681
CGN Power Company, Ltd., H Shares (B)	93,000	24,512
Changshouhua Food Company, Ltd.	71,000	31,477
Changyou.com, Ltd., ADR	979	19,972
Chaowei Power Holdings, Ltd.	70,000	27,897
Cheetah Mobile, Inc., ADR (A)	1,459	10,651
China Aircraft Leasing Group Holdings, Ltd.	15,000	16,851
China Animal Healthcare, Ltd. (A)(D)	182,000	1,368
China Aoyuan Group, Ltd.	23,000	18,062
China BlueChemical, Ltd., H Shares	57,000	18,011
China Cinda Asset Management Company, Ltd., H Shares	87,000	25,260
China CITIC Bank Corp., Ltd., H Shares	89,962	58,421
China Coal Energy Company, Ltd., H Shares	38,000	16,500
China Communications Construction Company, Ltd., H Shares	58,202	62,757
China Communications Services Corp., Ltd., H Shares	21,200	21,328
China Conch Venture Holdings, Ltd.	24,500	81,817
China Construction Bank Corp., H Shares	1,259,000	1,120,850
China Datang Corp. Renewable Power Company, Ltd., H Shares	175,000	23,383
China Distance Education Holdings, Ltd., ADR (A)	302	2,268
China Dongxiang Group Company, Ltd.	152,000	21,865
China Eastern Airlines Corp., Ltd., H Shares	36,000	22,952
China Electronics Optics Valley Union Holding Company, Ltd.	556,000	28,347
China Energy Engineering Corp., Ltd., H Shares	354,000	43,740
China Evergrande Group	69,566	214,633
China Financial Services Holdings, Ltd.	94,000	6,346
China Galaxy Securities Company, Ltd., H Shares	31,000	21,084
China Greenland Broad Greenstate Group Company, Ltd.	116,000	8,724
China Hanking Holdings, Ltd.	105,000	13,229
China Harmony New Energy Auto Holding, Ltd.	42,500	17,015
China Hongqiao Group, Ltd.	176,000	117,716
China Huarong Asset Management Company, Ltd., H Shares (B)	268,000	61,449
China Huishan Dairy Holdings Company, Ltd. (A)(D)	235,000	0
China Huiyuan Juice Group, Ltd. (A)(D)	141,000	32,656
China International Marine Containers Group Company, Ltd., H Shares	19,600	22,166
China Lesso Group Holdings, Ltd.	45,000	25,101
China Life Insurance Company, Ltd., H Shares	61,000	168,475
China Lilang, Ltd.	25,000	23,966
China Logistics Property Holdings Company, Ltd. (A)(B)	73,000	24,085
China Longyuan Power Group Corp., Ltd., H Shares	51,000	38,075
China Machinery Engineering Corp., H Shares	36,000	19,221
6	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
China (continued)
China Medical System Holdings, Ltd.	31,800	$33,485
China Meidong Auto Holdings, Ltd.	56,000	25,333
China Merchants Bank Company, Ltd., H Shares	66,961	307,287
China Merchants Securities Company, Ltd., H Shares (B)	7,800	11,230
China Minsheng Banking Corp., Ltd., H Shares	44,840	34,614
China Modern Dairy Holdings, Ltd. (A)	167,000	24,017
China Molybdenum Company, Ltd., H Shares	81,000	38,804
China National Building Material Company, Ltd., H Shares	218,600	174,309
China Oilfield Services, Ltd., H Shares	22,000	21,744
China Oriental Group Company, Ltd.	36,000	24,144
China Pacific Insurance Group Company, Ltd., H Shares	32,000	120,400
China Petroleum & Chemical Corp., H Shares	564,000	486,177
China Pioneer Pharma Holdings, Ltd. (A)	58,000	8,139
China Railway Construction Corp., Ltd., H Shares	62,335	89,845
China Railway Group, Ltd., H Shares	54,000	53,497
China Railway Signal & Communication Corp., Ltd., H Shares (B)	26,000	21,535
China Reinsurance Group Corp., H Shares	94,000	21,678
China Resources Medical Holdings Company, Ltd.	33,500	24,042
China Resources Pharmaceutical Group, Ltd. (B)	30,500	40,857
China Sanjiang Fine Chemicals Company, Ltd.	72,000	19,548
China SCE Group Holdings, Ltd.	54,000	21,258
China Shengmu Organic Milk, Ltd. (A)(B)	409,000	17,466
China Shenhua Energy Company, Ltd., H Shares	68,500	168,791
China Shineway Pharmaceutical Group, Ltd.	17,000	17,797
China Silver Group, Ltd. (A)	176,000	18,371
China Southern Airlines Company, Ltd., H Shares	46,000	37,504
China Suntien Green Energy Corp., Ltd., H Shares	88,000	24,412
China Taifeng Beddings Holdings, Ltd. (A)(D)	46,000	6,329
China Telecom Corp., Ltd., H Shares	126,000	68,197
China Tian Lun Gas Holdings, Ltd.	14,422	16,707
China Tianrui Group Cement Company, Ltd. (A)	25,000	21,860
China Vanke Company, Ltd., H Shares	32,800	124,389
China XLX Fertiliser, Ltd.	50,000	18,101
China Yurun Food Group, Ltd. (A)	32,000	6,404
China ZhengTong Auto Services Holdings, Ltd.	40,500	24,682
China Zhongwang Holdings, Ltd.	50,200	26,586
Chinasoft International, Ltd. (A)	34,000	20,936
Chlitina Holding, Ltd.	4,000	36,027
Chongqing Machinery & Electric Company, Ltd., H Shares	442,000	36,613
Chongqing Rural Commercial Bank Company, Ltd., H Shares	31,000	19,395
CIFI Holdings Group Company, Ltd.	70,000	45,604
CITIC Securities Company, Ltd., H Shares	7,500	18,164
CNOOC, Ltd.	372,000	646,090
Cogobuy Group (A)(B)	44,000	17,262
Coland Holdings, Ltd.	20,000	19,025
Colour Life Services Group Company, Ltd. (A)	35,000	20,884
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	7

	Shares	Value
China (continued)
Consun Pharmaceutical Group, Ltd.	29,000	$22,209
COSCO SHIPPING Energy Transportation Company, Ltd., H Shares	34,000	19,998
COSCO SHIPPING Holdings Company, Ltd., H Shares (A)	44,500	19,370
Cosmo Lady China Holdings Company, Ltd. (B)	61,000	19,288
Country Garden Holdings Company, Ltd.	198,293	260,852
Country Garden Services Holdings Company, Ltd. (A)	22,642	37,194
CPMC Holdings, Ltd.	27,000	11,913
CRCC High-Tech Equipment Corp., Ltd., H Shares	46,000	11,751
CSMall Group, Ltd. (A)	93,200	12,352
CSPC Pharmaceutical Group, Ltd.	78,000	133,171
CSSC Offshore and Marine Engineering Group Company, Ltd., H Shares (A)	16,000	15,854
CT Environmental Group, Ltd.	154,000	7,549
Ctrip.com International, Ltd., ADR (A)	4,292	146,486
Dali Foods Group Company, Ltd. (B)	38,000	25,850
Dalian Port PDA Company, Ltd., H Shares	166,828	23,820
Daphne International Holdings, Ltd. (A)	240,000	8,093
Datang International Power Generation Company, Ltd., H Shares	76,000	21,113
Differ Group Holding Company, Ltd. (A)	400,000	24,482
Dongfang Electric Corp., Ltd., H Shares (A)	18,600	14,406
Dongfeng Motor Group Company, Ltd., H Shares	58,000	61,738
Dongjiang Environmental Company, Ltd., H Shares	18,100	20,097
Dongyue Group, Ltd.	29,000	19,767
E-Commodities Holdings, Ltd.	480,000	26,639
ENN Energy Holdings, Ltd.	12,100	124,868
Everbright Securities Company, Ltd., H Shares (B)	9,800	10,591
Fang Holdings, Ltd., ADR (A)	11,746	18,324
Fantasia Holdings Group Company, Ltd.	118,500	18,547
First Tractor Company, Ltd., H Shares (A)	50,000	13,560
Fosun International, Ltd.	27,193	44,780
Fufeng Group, Ltd. (A)	64,000	32,532
Fuguiniao Company, Ltd., H Shares (A)(D)	116,600	11,527
Future Land Development Holdings, Ltd.	50,000	43,007
Fuyao Glass Industry Group Company, Ltd., H Shares (B)	10,400	37,168
GDS Holdings, Ltd., ADR (A)(C)	580	19,297
Geely Automobile Holdings, Ltd.	126,000	236,659
Genertec Universal Medical Group Company, Ltd. (B)	29,500	27,640
Golden Eagle Retail Group, Ltd.	50,000	54,478
Grand Baoxin Auto Group, Ltd.	48,950	15,200
Great Wall Motor Company, Ltd., H Shares	65,500	47,989
Greatview Aseptic Packaging Company, Ltd.	146,000	90,905
Green Seal Holding, Ltd.	3,800	4,510
Greenland Hong Kong Holdings, Ltd.	76,250	22,514
Greentown China Holdings, Ltd.	30,500	25,928
Greentown Service Group Company, Ltd.	24,000	21,864
Guangdong Yueyun Transportation Company, Ltd., H Shares	61,000	24,018
8	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
China (continued)
Guangshen Railway Company, Ltd., ADR	19,153	$415,812
Guangzhou R&F Properties Company, Ltd., H Shares	28,999	54,221
Guodian Technology & Environment Group Corp., Ltd., H Shares (A)	155,000	6,311
Guolian Securities Company, Ltd., H Shares (A)	40,500	11,538
Guorui Properties, Ltd.	53,000	10,993
Haichang Ocean Park Holdings, Ltd. (A)(B)	86,000	17,537
Hailiang Education Group, Inc., ADR (A)(C)	667	23,699
Haitian International Holdings, Ltd.	42,000	91,839
Haitong Securities Company, Ltd., H Shares	18,400	24,400
Harbin Bank Company, Ltd., H Shares (B)	190,000	45,677
Harbin Electric Company, Ltd., H Shares	44,000	23,315
Harmonicare Medical Holdings, Ltd. (A)(B)	44,000	11,202
HC Group, Inc. (A)	21,500	13,122
Hengan International Group Company, Ltd.	23,000	185,880
HengTen Networks Group, Ltd. (A)	636,000	22,693
Hilong Holding, Ltd.	223,000	25,521
Hiroca Holdings, Ltd.	7,000	18,016
Hisense Home Appliances Group Company, Ltd., H Shares	19,000	19,757
Honghua Group, Ltd. (A)	442,000	31,515
Honworld Group, Ltd. (B)	23,000	9,374
Hopefluent Group Holdings, Ltd.	16,000	5,082
HOSA International, Ltd. (D)	86,000	3,177
Huadian Fuxin Energy Corp., Ltd., H Shares	112,000	25,360
Huadian Power International Corp., Ltd., H Shares	50,000	21,911
Huaneng Power International, Inc., H Shares	34,000	20,943
Huaneng Renewables Corp., Ltd., H Shares	174,000	52,982
Huazhu Group, Ltd., ADR	2,244	78,697
Huishang Bank Corp., Ltd., H Shares	40,200	17,709
Hydoo International Holding, Ltd. (A)	216,000	11,530
Industrial & Commercial Bank of China, Ltd., H Shares	831,000	640,945
Inner Mongolia Yitai Coal Company, Ltd., H Shares	484,900	407,627
JD.com, Inc., ADR (A)	3,362	93,161
Jiangnan Group, Ltd. (A)	306,000	16,943
Jiangsu Expressway Company, Ltd., H Shares	20,000	27,561
Jiangxi Copper Company, Ltd., H Shares	20,000	27,304
JinkoSolar Holding Company, Ltd., ADR (A)(C)	1,197	24,646
JNBY Design, Ltd.	9,000	17,779
Jumei International Holding, Ltd., ADR (A)	7,700	20,405
Kaisa Group Holdings, Ltd. (A)	56,000	19,959
Kangda International Environmental Company, Ltd. (A)(B)	100,000	14,510
Kasen International Holdings, Ltd.	27,000	17,422
Kinetic Mines and Energy, Ltd.	156,000	9,337
Koradior Holdings, Ltd.	51,000	61,706
KWG Group Holdings, Ltd. (A)	20,512	19,291
Labixiaoxin Snacks Group, Ltd. (A)	121,000	7,546
Launch Tech Company, Ltd., H Shares	13,000	9,596
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	9

	Shares	Value
China (continued)
Legend Holdings Corp., H Shares (B)	9,000	$25,030
Lemtech Holdings Company, Ltd.	4,000	19,394
Lenovo Group, Ltd.	344,000	309,635
Leoch International Technology, Ltd. (A)	118,000	9,915
Leyou Technologies Holdings, Ltd. (A)	150,000	41,868
Li Ning Company, Ltd. (A)	11,500	16,127
Lianhua Supermarket Holdings Company, Ltd., H Shares (A)	124,200	22,939
Lifetech Scientific Corp. (A)	54,000	11,417
Link Motion, Inc., ADR (A)(C)(D)	6,959	1,071
Logan Property Holdings Company, Ltd.	36,000	51,161
Longfor Group Holdings, Ltd.	62,500	185,273
Lonking Holdings, Ltd.	76,000	25,452
Luye Pharma Group, Ltd. (B)	23,000	17,182
Maanshan Iron & Steel Company, Ltd., H Shares	40,000	19,050
Maoye International Holdings, Ltd.	233,000	20,503
Metallurgical Corp. of China, Ltd., H Shares	93,000	27,274
Minth Group, Ltd.	24,000	95,055
Modern Land China Company, Ltd.	188,000	27,038
Momo, Inc., ADR (A)	2,807	93,108
Nature Home Holding Company, Ltd. (A)	75,000	15,279
NetEase, Inc., ADR	1,393	310,945
New Century Healthcare Holding Company, Ltd. (B)	31,500	24,164
New Oriental Education & Technology Group, Inc., ADR (A)	831	68,192
Noah Holdings, Ltd., ADR (A)(C)	409	23,620
NVC Lighting Holding, Ltd.	330,000	22,705
On-Bright Electronics, Inc.	4,160	25,520
O-Net Technologies Group, Ltd. (A)	20,000	11,385
Orient Securities Company, Ltd., H Shares (B)	29,200	26,003
Pacific Online, Ltd.	67,000	12,296
Parkson Retail Group, Ltd.	223,000	20,443
PetroChina Company, Ltd., H Shares	462,000	305,576
Phoenix New Media, Ltd., ADR (A)	4,800	22,944
PICC Property & Casualty Company, Ltd., H Shares	92,894	111,184
Ping An Insurance Group Company of China, Ltd., H Shares	104,500	1,104,706
Postal Savings Bank of China Company, Ltd., H Shares (B)	79,000	47,291
Powerlong Real Estate Holdings, Ltd.	67,000	31,266
PW Medtech Group, Ltd. (A)	143,000	21,342
Q Technology Group Company, Ltd.	17,000	14,121
Qingdao Port International Company, Ltd., H Shares (A)(B)	40,000	25,582
Qingling Motors Company, Ltd., H Shares	98,000	26,849
Qinhuangdao Port Company, Ltd., H Shares	114,500	27,127
Qinqin Foodstuffs Group Cayman Company, Ltd. (A)	36,100	10,064
Qunxing Paper Holdings Company, Ltd. (A)(D)	969,268	0
Red Star Macalline Group Corp., Ltd., H Shares (B)	13,880	13,801
Redco Group (B)	36,000	16,888
Regal International Airport Group Company, Ltd.	12,000	10,278
10	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
China (continued)
Renhe Commercial Holdings Company, Ltd. (A)	1,562,000	$70,563
Ronshine China Holdings, Ltd. (A)	13,500	17,715
Sany Heavy Equipment International Holdings Company, Ltd. (A)	39,000	13,910
Semiconductor Manufacturing International Corp., ADR (A)(C)	77,779	392,006
Shandong Chenming Paper Holdings, Ltd., H Shares	19,376	13,015
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	40,000	34,775
Shandong Xinhua Pharmaceutical Company, Ltd., H Shares	55,000	30,302
Shanghai Electric Group Company, Ltd., H Shares	50,000	18,543
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Company, Ltd., H Shares	41,000	26,141
Shanghai Haohai Biological Technology Company, Ltd., H Shares (B)	5,700	34,873
Shanghai Jin Jiang International Hotels Group Company, Ltd., H Shares	70,000	19,080
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	8,700	19,551
Shanghai Prime Machinery Company, Ltd., H Shares (A)	60,000	9,011
Shengjing Bank Company, Ltd., H Shares (B)	21,500	11,164
Shengli Oil & Gas Pipe Holdings, Ltd. (A)	450,000	7,458
Shenguan Holdings Group, Ltd. (A)	400,000	22,419
Shenzhen Expressway Company, Ltd., H Shares	26,000	28,589
Shenzhou International Group Holdings, Ltd.	16,500	206,223
Shui On Land, Ltd.	148,067	36,980
Shunfeng International Clean Energy, Ltd. (A)(D)	568,000	37,627
Sichuan Expressway Company, Ltd., H Shares	68,000	22,525
Sihuan Pharmaceutical Holdings Group, Ltd.	79,000	16,504
Silergy Corp.	2,000	35,759
SinoMedia Holding, Ltd.	54,000	12,591
Sino-Ocean Group Holding, Ltd.	53,181	24,869
Sinopec Engineering Group Company, Ltd., H Shares	36,500	33,180
Sinopec Shanghai Petrochemical Company, Ltd., H Shares	80,000	40,560
Sinopharm Group Company, Ltd., H Shares	8,800	39,197
Sinosoft Technology Group, Ltd.	103,000	35,427
Sinotrans, Ltd., H Shares	62,574	29,414
Sinotruk Hong Kong, Ltd.	26,555	48,318
Skyfame Realty Holdings, Ltd.	168,000	25,671
SOHO China, Ltd. (A)	72,000	30,752
Sohu.com, Ltd., ADR (A)	975	19,559
Southern Energy Holdings Group, Ltd. (A)	14,000	18,113
Springland International Holdings, Ltd.	124,000	24,804
Sun King Power Electronics Group	54,000	8,117
Sunac China Holdings, Ltd.	64,000	267,294
Suncity Group Holdings, Ltd. (A)	50,000	10,375
Sunny Optical Technology Group Company, Ltd.	12,500	148,077
TAL Education Group, ADR (A)	2,021	71,948
Tarena International, Inc., ADR (C)	3,186	21,059
Tencent Holdings, Ltd.	87,800	3,759,881
Tenwow International Holdings, Ltd. (A)(D)	177,000	8,568
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	11

	Shares	Value
China (continued)
The People's Insurance Company Group of China, Ltd., H Shares	56,000	$25,378
Tian Ge Interactive Holdings, Ltd. (B)	32,000	13,826
Tian Shan Development Holding, Ltd.	84,000	25,461
Tiangong International Company, Ltd.	50,000	11,340
Tianjin Capital Environmental Protection Group Company, Ltd., H Shares (A)	16,000	6,827
Tianneng Power International, Ltd.	24,700	24,205
Tingyi Cayman Islands Holding Corp.	56,000	77,811
Tong Ren Tang Technologies Company, Ltd., H Shares	20,000	26,207
Tonly Electronics Holdings, Ltd.	29,780	21,802
TravelSky Technology, Ltd., H Shares	7,500	21,747
Trigiant Group, Ltd.	32,000	6,152
Tsaker Chemical Group, Ltd. (B)	22,500	4,300
Tsingtao Brewery Company, Ltd., H Shares	6,000	25,456
Tuniu Corp., ADR (A)	1,300	6,474
Uni-President China Holdings, Ltd.	34,600	30,773
V1 Group, Ltd. (A)	329,600	11,990
Vipshop Holdings, Ltd., ADR (A)	9,495	68,174
Wanguo International Mining Group, Ltd.	46,000	11,133
Want Want China Holdings, Ltd.	212,000	170,890
Weibo Corp., ADR (A)(C)	657	47,468
Weichai Power Company, Ltd., H Shares	81,600	113,607
West China Cement, Ltd.	162,000	24,367
Wisdom Education International Holdings Company, Ltd.	38,000	16,494
Xiabuxiabu Catering Management China Holdings Company, Ltd. (A)(B)	17,000	30,666
Xiamen International Port Company, Ltd., H Shares	88,662	12,760
Xingda International Holdings, Ltd.	145,426	43,187
Xinhua Winshare Publishing and Media Company, Ltd., H Shares	22,650	16,743
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares	12,520	14,350
Xinjiang Xinxin Mining Industry Company, Ltd., H Shares (A)	170,000	16,666
Xinyi Solar Holdings, Ltd.	87,568	43,085
Xinyuan Real Estate Company, Ltd., ADR	4,413	21,580
Xtep International Holdings, Ltd.	35,000	22,961
Xunlei, Ltd., ADR (A)	3,300	14,883
Yadea Group Holdings, Ltd. (B)	60,000	21,874
Yangtze Optical Fibre and Cable Joint Stock, Ltd., Company, H Shares (B)	6,500	23,132
Yanzhou Coal Mining Company, Ltd., H Shares	54,000	53,576
Yashili International Holdings, Ltd. (A)	178,000	28,770
YiChang HEC ChangJiang Pharmaceutical Company, Ltd., H Shares (B)	5,600	23,886
Yida China Holdings, Ltd.	28,000	8,383
Yihai International Holding, Ltd.	14,000	44,172
Yirendai, Ltd., ADR (C)	1,046	14,665
Youyuan International Holdings, Ltd. (A)	26,000	8,280
12	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
China (continued)
Yum China Holdings, Inc.	5,783	$241,267
Yunnan Water Investment Company, Ltd., H Shares	61,000	18,329
Yuzhou Properties Company, Ltd.	54,734	26,719
YY, Inc., ADR (A)	807	56,894
Zhejiang Expressway Company, Ltd., H Shares	30,000	31,309
Zhejiang Glass Company, Ltd., H Shares (A)(D)	172,000	0
Zhengzhou Coal Mining Machinery Group Company, Ltd., H Shares	15,800	7,471
Zhong An Real Estate, Ltd. (A)	540,400	21,706
Zhongsheng Group Holdings, Ltd.	18,000	41,849
Zhou Hei Ya International Holdings Company, Ltd. (A)(B)	37,500	17,239
Zijin Mining Group Company, Ltd., H Shares	143,384	61,346
ZTO Express Cayman, Inc., ADR	5,137	102,124
Colombia 0.2%		1,075,032
Almacenes Exito SA	21,397	101,378
Banco de Bogota SA	5,904	120,935
Bancolombia SA	6,272	73,233
Bolsa de Valores de Colombia	6,297	22,070
Celsia SA ESP	85,502	122,086
Cementos Argos SA	29,845	78,741
CEMEX Latam Holdings SA (A)	25,752	41,785
Corp. Financiera Colombiana SA (A)	12,127	96,418
Ecopetrol SA	127,985	129,584
Empresa de Telecomunicaciones de Bogota (A)	50,637	3,549
Grupo Argos SA	19,876	115,586
Grupo de Inversiones Suramericana SA	4,056	46,068
Grupo Energia Bogota SA ESP	37,258	24,665
Grupo Nutresa SA	4,184	35,438
Interconexion Electrica SA ESP	13,996	63,496
Czech Republic 0.1%		474,795
CEZ AS	8,414	203,848
Komercni banka AS	855	35,886
Moneta Money Bank AS (B)	49,057	173,644
O2 Czech Republic AS	3,507	38,215
Philip Morris CR AS	36	23,202
Egypt 0.1%		378,759
Commercial International Bank Egypt SAE, GDR	95,070	378,759
Greece 0.2%		935,676
Aegean Airlines SA	2,916	25,850
Alpha Bank AE (A)	17,901	25,243
Athens Water Supply & Sewage Company SA	6,084	38,678
Bank of Greece	2,764	41,763
Ellaktor SA (A)	10,810	20,242
FF Group (A)(D)	6,657	15,144
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	13

	Shares	Value
Greece (continued)
Fourlis Holdings SA (A)	4,382	$23,660
GEK Terna Holding Real Estate Construction SA (A)	8,220	48,391
Hellenic Exchanges - Athens Stock Exchange SA	4,182	19,877
Hellenic Petroleum SA	1,686	15,410
Hellenic Telecommunications Organization SA	9,331	118,332
Holding Company ADMIE IPTO SA	20,738	40,991
Intralot SA-Integrated Lottery Systems & Services (A)	36,609	22,046
JUMBO SA	4,741	77,246
LAMDA Development SA (A)	1,982	14,654
Marfin Investment Group Holdings SA (A)	311,954	29,564
Motor Oil Hellas Corinth Refineries SA	3,947	95,946
Mytilineos Holdings SA	2,414	25,213
National Bank of Greece SA (A)	2,934	5,297
OPAP SA	4,100	41,947
Piraeus Bank SA (A)	380	531
Piraeus Port Authority SA	1,461	27,583
Public Power Corp. SA (A)	8,232	14,730
Terna Energy SA (A)	3,187	23,927
Titan Cement Company SA	5,632	123,411
Hong Kong 2.7%		12,346,871
Ajisen China Holdings, Ltd.	84,000	23,830
Alibaba Pictures Group, Ltd. (A)	250,000	46,225
AMVIG Holdings, Ltd.	405,333	98,112
Anxin-China Holdings, Ltd. (A)(D)	1,988,000	0
Asian Citrus Holdings, Ltd. (A)(D)	144,000	6,329
AVIC International Holding HK, Ltd. (A)	542,799	16,191
Beijing Enterprises Clean Energy Group, Ltd. (A)	1,342,857	23,447
Beijing Enterprises Holdings, Ltd.	12,930	75,889
Beijing Enterprises Medical & Health Group, Ltd. (A)	450,000	13,713
Beijing Enterprises Water Group, Ltd. (A)	68,000	40,711
Beijing Properties Holdings, Ltd. (A)	834,000	28,683
Bosideng International Holdings, Ltd.	112,000	21,556
Brilliance China Automotive Holdings, Ltd.	52,000	50,967
C C Land Holdings, Ltd.	539,540	122,955
Canvest Environmental Protection Group Company, Ltd.	36,000	18,867
Capital Environment Holdings, Ltd. (A)	666,000	16,024
Carnival Group International Holdings, Ltd. (A)	470,000	7,305
Carrianna Group Holdings Company, Ltd.	130,000	15,084
CECEP COSTIN New Materials Group, Ltd. (A)(D)	162,000	0
Century Sunshine Group Holdings, Ltd. (A)	560,000	13,877
CGN New Energy Holdings Company, Ltd.	262,000	39,644
China Aerospace International Holdings, Ltd.	370,755	29,779
China Agri-Industries Holdings, Ltd.	57,600	20,466
China Animation Characters Company, Ltd.	17,000	5,349
China Chengtong Development Group, Ltd. (A)	158,000	4,374
14	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Hong Kong (continued)
China Dynamics Holdings, Ltd. (A)	870,000	$10,763
China Electronics Huada Technology Company, Ltd.	112,000	12,261
China Energine International Holdings, Ltd. (A)	333,589	9,987
China Everbright International, Ltd.	50,111	48,990
China Everbright, Ltd.	27,000	54,549
China Fiber Optic Network System Group, Ltd. (A)(D)	419,600	14,967
China Foods, Ltd.	58,000	22,299
China Gas Holdings, Ltd.	45,000	147,905
China Glass Holdings, Ltd. (A)	182,000	12,762
China Grand Pharmaceutical and Healthcare Holdings, Ltd. (A)	28,000	17,547
China High Precision Automation Group, Ltd. (A)(D)	74,000	11,690
China High Speed Transmission Equipment Group Company, Ltd.	25,000	24,647
China Jinmao Holdings Group, Ltd.	92,000	44,645
China Lumena New Materials Corp. (A)(C)(D)	1,272,000	0
China Mengniu Dairy Company, Ltd. (A)	14,000	43,234
China Merchants Land, Ltd. (A)	86,000	13,246
China Merchants Port Holdings Company, Ltd.	20,496	43,066
China Metal Recycling Holdings, Ltd. (A)(D)	14,579,934	0
China Metal Resources Utilization, Ltd. (A)(B)	52,000	29,001
China Minsheng Financial Holding Corp., Ltd. (A)	360,000	9,112
China Mobile, Ltd., ADR	61,686	3,250,235
China New Town Development Company, Ltd.	1,070,332	26,840
China NT Pharma Group Company, Ltd.	112,500	10,466
China Oceanwide Holdings, Ltd. (A)	240,000	11,462
China Oil & Gas Group, Ltd. (A)	337,040	23,633
China Overseas Land & Investment, Ltd.	114,000	419,992
China Overseas Property Holdings, Ltd.	65,667	24,663
China Power Clean Energy Development Company, Ltd.	45,500	15,887
China Power International Development, Ltd.	72,666	18,315
China Properties Group, Ltd. (A)	246,000	38,520
China Resources Beer Holdings Company, Ltd.	15,981	59,561
China Resources Cement Holdings, Ltd.	97,518	104,038
China Resources Gas Group, Ltd.	34,000	147,735
China Resources Land, Ltd.	140,444	523,938
China Resources Power Holdings Company, Ltd.	36,882	69,858
China Singyes Solar Technologies Holdings, Ltd.	15,160	1,642
China South City Holdings, Ltd.	156,000	26,018
China State Construction International Holdings, Ltd.	31,600	33,432
China Taiping Insurance Holdings Company, Ltd.	35,110	108,711
China Traditional Chinese Medicine Holdings Company, Ltd.	28,000	18,473
China Travel International Investment Hong Kong, Ltd.	80,000	23,751
China Unicom Hong Kong, Ltd., ADR	141,623	1,671,151
China Vast Industrial Urban Development Company, Ltd. (B)	73,000	29,997
China Water Affairs Group, Ltd.	18,000	18,752
China Water Industry Group, Ltd. (A)	120,000	20,641
CIMC Enric Holdings, Ltd.	20,000	17,860
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	15

	Shares	Value
Hong Kong (continued)
CITIC Resources Holdings, Ltd.	594,000	$54,440
CITIC, Ltd.	32,923	50,107
Citychamp Watch & Jewellery Group, Ltd.	113,800	24,212
Clear Media, Ltd.	52,000	44,727
Concord New Energy Group, Ltd.	700,000	33,427
COSCO SHIPPING International Hong Kong Company, Ltd.	123,040	45,570
COSCO SHIPPING Ports, Ltd.	86,459	91,866
Coslight Technology International Group Company, Ltd. (A)	26,000	9,706
CP Pokphand Company, Ltd.	458,000	37,327
CWT International, Ltd. (A)	790,000	14,524
Dah Chong Hong Holdings, Ltd.	59,000	21,997
Dawnrays Pharmaceutical Holdings, Ltd.	123,000	25,690
DBA Telecommunication Asia Holdings, Ltd. (A)(D)	32,000	0
Digital China Holdings, Ltd. (A)	40,000	21,377
Dynasty Fine Wines Group, Ltd. (A)(D)	242,000	0
Embry Holdings, Ltd.	24,000	7,275
Far East Horizon, Ltd.	73,000	81,507
Fullshare Holdings, Ltd. (A)	110,000	22,003
GCL New Energy Holdings, Ltd. (A)	440,000	20,743
GCL-Poly Energy Holdings, Ltd. (A)	304,000	26,306
Gemdale Properties & Investment Corp., Ltd.	204,000	23,389
Glorious Property Holdings, Ltd. (A)	793,000	36,852
Goldlion Holdings, Ltd.	251,000	102,313
Goldpac Group, Ltd.	91,000	24,018
Good Friend International Holdings, Inc.	42,000	9,151
Guangdong Investment, Ltd.	28,000	53,673
Guangdong Land Holdings, Ltd. (A)	86,000	17,619
Haier Electronics Group Company, Ltd. (A)	10,000	29,822
Hanergy Thin Film Power Group, Ltd. (A)(D)	2,486,000	371,170
Health & Happiness H&H International Holdings, Ltd. (A)	7,500	48,461
Hengdeli Holdings, Ltd. (A)	588,400	27,744
Hi Sun Technology China, Ltd. (A)	162,000	26,618
HKC Holdings, Ltd.	28,016	24,894
Hopson Development Holdings, Ltd.	28,000	25,890
Hua Han Health Industry Holdings, Ltd. (A)(D)	1,415,910	38,240
IMAX China Holding, Inc. (B)	7,100	18,538
Inspur International, Ltd.	32,000	18,532
Jiayuan International Group, Ltd.	37,748	18,358
Jinmao Hotel and Jinmao China Hotel Investments and Management, Ltd.	16,000	9,378
Joy City Property, Ltd.	384,000	45,962
Ju Teng International Holdings, Ltd.	121,722	33,039
K Wah International Holdings, Ltd.	33,990	18,311
Kingboard Holdings, Ltd.	24,648	86,434
Kingboard Laminates Holdings, Ltd.	31,500	38,550
KuangChi Science, Ltd. (A)	354,000	35,610
16	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Hong Kong (continued)
Kunlun Energy Company, Ltd.	106,000	$116,506
Lai Fung Holdings, Ltd.	30,625	40,392
Le Saunda Holdings, Ltd.	100,400	11,512
Lee & Man Chemical Company, Ltd.	30,000	20,295
Lee & Man Paper Manufacturing, Ltd.	49,000	45,104
Lee's Pharmaceutical Holdings, Ltd.	13,000	11,356
Lifestyle China Group, Ltd. (A)	67,500	25,809
Lisi Group Holdings, Ltd. (A)	62,000	6,648
LVGEM China Real Estate Investment Company, Ltd.	32,000	9,123
Mingfa Group International Company, Ltd. (A)(D)	995,000	95,827
Minmetals Land, Ltd.	126,000	24,541
Nan Hai Corp., Ltd.	1,900,000	41,580
NetDragon Websoft Holdings, Ltd.	9,000	19,293
New Provenance Everlasting Holdings, Ltd. (A)	2,330,000	9,786
New World Department Store China, Ltd. (A)	145,000	30,653
Nine Dragons Paper Holdings, Ltd.	47,000	48,707
Overseas Chinese Town Asia Holdings, Ltd.	58,000	20,540
Panda Green Energy Group, Ltd. (A)	366,000	17,761
PAX Global Technology, Ltd.	43,000	20,093
Phoenix Media Investment Holdings, Ltd.	228,000	26,151
Pou Sheng International Holdings, Ltd.	187,000	38,103
Prosperity International Holdings HK, Ltd. (A)	54,000	2,064
REXLot Holdings, Ltd. (A)	4,565,304	18,644
Road King Infrastructure, Ltd.	13,000	24,851
Rotam Global Agrosciences, Ltd. (A)	20,929	12,528
Seaspan Corp. (C)	1,953	17,186
Shanghai Industrial Holdings, Ltd.	14,041	31,486
Shanghai Industrial Urban Development Group, Ltd.	143,500	27,038
Shanghai Zendai Property, Ltd. (A)	1,680,000	25,707
Shenzhen International Holdings, Ltd.	11,615	23,979
Shenzhen Investment, Ltd.	78,935	29,452
Shimao Property Holdings, Ltd.	43,500	102,735
Shougang Concord International Enterprises Company, Ltd. (A)	778,000	22,697
Shougang Fushan Resources Group, Ltd.	80,000	18,135
Silver Grant International Industries, Ltd. (A)	72,334	15,206
Sino Biopharmaceutical, Ltd.	81,500	70,724
Sino Oil And Gas Holdings, Ltd. (A)	279,000	5,195
Sinofert Holdings, Ltd. (A)	118,000	15,331
Sinolink Worldwide Holdings, Ltd. (A)	334,000	26,364
Sinopec Kantons Holdings, Ltd.	46,000	21,627
SMI Holdings Group, Ltd. (A)(C)(D)	231,200	68,920
Sparkle Roll Group, Ltd. (A)	128,000	6,760
SRE Group, Ltd. (A)	908,000	13,885
SSY Group, Ltd.	56,733	50,307
Sun Art Retail Group, Ltd.	59,500	60,431
Symphony Holdings, Ltd.	150,000	19,676
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	17

	Shares	Value
Hong Kong (continued)
TCL Electronics Holdings, Ltd.	39,600	$19,524
Tech Pro Technology Development, Ltd. (A)(D)	966,000	8,368
Texhong Textile Group, Ltd.	19,000	25,474
Tian An China Investment Company, Ltd.	320,000	180,368
Tianjin Development Holdings, Ltd.	38,000	14,189
Tianjin Port Development Holdings, Ltd. (A)	270,000	31,281
Tibet Water Resources, Ltd. (A)	241,000	75,429
Time Watch Investments, Ltd.	62,000	9,012
Tomson Group, Ltd.	43,758	15,494
Tongda Group Holdings, Ltd.	170,000	18,815
Top Spring International Holdings, Ltd.	55,000	19,119
Towngas China Company, Ltd. (A)	29,672	23,650
TPV Technology, Ltd.	256,588	40,215
Truly International Holdings, Ltd. (A)	101,000	18,663
United Energy Group, Ltd.	1,872,000	286,272
Vinda International Holdings, Ltd.	31,000	60,802
Wasion Holdings, Ltd.	96,000	46,829
Wison Engineering Services Company, Ltd.	96,000	12,703
Xinchen China Power Holdings, Ltd. (A)	131,000	7,593
Yanchang Petroleum International, Ltd. (A)	2,622,273	28,028
Yip's Chemical Holdings, Ltd.	78,000	24,905
Yuexiu Property Company, Ltd.	193,516	44,601
Yuexiu Transport Infrastructure, Ltd.	36,000	28,015
Zhongyu Gas Holdings, Ltd.	20,006	20,529
Zhuguang Holdings Group Company, Ltd. (A)	60,000	9,561
Zhuhai Holdings Investment Group, Ltd.	194,000	25,735
Hungary 0.3%		1,364,649
Magyar Telekom Telecommunications PLC	101,339	170,619
MOL Hungarian Oil & Gas PLC	76,637	894,099
OTP Bank Nyrt	5,004	211,637
Richter Gedeon NYRT	4,565	88,294
India 6.8%		31,163,674
3M India, Ltd. (A)	61	19,788
5Paisa Capital, Ltd. (A)	5,663	16,760
Aarti Industries, Ltd.	2,428	47,528
ABB India, Ltd.	936	16,201
Abbott India, Ltd.	587	60,928
ACC, Ltd.	1,464	29,285
Adani Enterprises, Ltd.	10,171	18,379
Adani Gas, Ltd. (A)	38,240	54,967
Adani Green Energy, Ltd. (A)	67,693	31,675
Adani Ports & Special Economic Zone, Ltd.	21,254	97,622
Adani Power, Ltd. (A)	35,840	24,491
Adani Transmission, Ltd. (A)	42,123	122,667
18	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
India (continued)
Aditya Birla Capital, Ltd. (A)	17,589	$22,763
Aditya Birla Fashion and Retail, Ltd. (A)	7,683	24,544
Aegis Logistics, Ltd.	4,413	12,498
Agro Tech Foods, Ltd.	1,095	8,541
AIA Engineering, Ltd.	1,474	35,481
Ajanta Pharma, Ltd.	1,363	18,813
Akzo Nobel India, Ltd.	1,340	33,594
Alembic Pharmaceuticals, Ltd.	7,178	56,009
Alembic, Ltd.	33,604	19,369
Alkyl Amines Chemicals	2,278	23,028
Allahabad Bank (A)	29,675	20,447
Allcargo Logistics, Ltd.	13,383	18,731
Amara Raja Batteries, Ltd.	1,107	11,179
Ambuja Cements, Ltd.	13,765	41,164
Anant Raj, Ltd.	16,059	7,143
Andhra Bank (A)	20,905	7,221
Apar Industries, Ltd.	2,672	23,656
APL Apollo Tubes, Ltd.	842	14,215
Apollo Hospitals Enterprise, Ltd.	1,867	29,948
Apollo Tyres, Ltd.	19,720	60,397
Arvind Fashions, Ltd. (A)(D)	10,094	140,222
Arvind, Ltd.	13,022	13,855
Asahi India Glass, Ltd.	17,085	61,980
Ashiana Housing, Ltd.	9,207	14,209
Ashok Leyland, Ltd.	54,957	67,268
Ashoka Buildcon, Ltd.	17,483	29,020
Asian Paints, Ltd.	6,685	132,260
Astra Microwave Products, Ltd.	3,253	3,616
Astral Polytechnik, Ltd.	1,475	22,384
Atul, Ltd.	603	28,483
Aurobindo Pharma, Ltd.	13,611	136,069
Automotive Axles, Ltd.	923	15,961
Avanti Feeds, Ltd.	3,600	16,960
Axis Bank, Ltd. (A)	26,590	265,563
Bajaj Auto, Ltd.	2,646	108,126
Bajaj Corp., Ltd.	5,535	27,205
Bajaj Electricals, Ltd.	1,698	10,829
Bajaj Finance, Ltd.	3,357	125,124
Bajaj Finserv, Ltd.	591	53,612
Bajaj Hindusthan Sugar, Ltd. (A)	76,245	8,848
Bajaj Holdings & Investment, Ltd.	5,777	257,150
Balaji Amines, Ltd.	3,283	18,601
Balaji Telefilms, Ltd.	4,394	5,065
Balkrishna Industries, Ltd.	3,992	49,627
Ballarpur Industries, Ltd. (A)	88,990	4,567
Balmer Lawrie & Company, Ltd.	12,015	29,919
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	19

	Shares	Value
India (continued)
Balrampur Chini Mills, Ltd.	9,728	$17,969
Banco Products India, Ltd.	6,956	14,379
Bank of Baroda (A)	24,016	34,195
Bank of Maharashtra (A)	75,955	13,576
Bata India, Ltd.	1,019	18,456
BEML, Ltd.	1,248	14,667
Berger Paints India, Ltd.	10,302	44,356
BF Utilities, Ltd. (A)	2,743	6,943
Bhansali Engineering Polymers, Ltd.	13,362	11,990
Bharat Electronics, Ltd.	25,761	30,004
Bharat Financial Inclusion, Ltd. (A)	969	12,625
Bharat Forge, Ltd.	10,130	73,078
Bharat Heavy Electricals, Ltd.	33,636	30,556
Bharat Petroleum Corp., Ltd.	15,704	75,115
Bharti Airtel, Ltd.	65,006	292,168
Bharti Infratel, Ltd.	9,404	38,842
Biocon, Ltd.	1,936	16,906
Birla Corp., Ltd.	1,911	12,524
Birlasoft, Ltd.	12,247	18,576
Bliss Gvs Pharma, Ltd.	6,312	15,749
BLS International Services, Ltd.	4,026	5,589
Blue Dart Express, Ltd.	848	37,326
Blue Star, Ltd.	2,873	25,135
Bodal Chemicals, Ltd.	20,244	29,872
Bombay Dyeing & Manufacturing Company, Ltd.	7,879	12,252
Borosil Glass Works, Ltd.	3,051	9,112
Bosch, Ltd.	389	103,790
Brigade Enterprises, Ltd.	4,694	13,082
Britannia Industries, Ltd.	1,201	51,674
BSE, Ltd.	1,552	12,419
Cadila Healthcare, Ltd.	7,082	31,691
Can Fin Homes, Ltd.	3,284	12,306
Canara Bank (A)	6,814	22,242
Caplin Point Laboratories, Ltd.	5,016	27,447
Carborundum Universal, Ltd.	8,333	43,574
Care Ratings, Ltd.	2,031	27,424
Castrol India, Ltd.	11,199	24,241
CCL Products India, Ltd.	8,455	33,346
Ceat, Ltd.	1,368	20,912
Central Bank of India (A)	10,366	4,450
Central Depository Services India, Ltd.	1,657	5,126
Century Plyboards India, Ltd.	7,851	18,577
Century Textiles & Industries, Ltd.	1,858	21,144
Cera Sanitaryware, Ltd.	845	28,547
CESC Ventures, Ltd. (A)	2,509	17,481
CESC, Ltd.	3,387	32,065
20	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
India (continued)
CG Power and Industrial Solutions, Ltd. (A)	38,640	$17,628
Chambal Fertilizers & Chemicals, Ltd.	11,943	26,602
Chennai Petroleum Corp., Ltd.	3,148	10,195
Chennai Super Kings Cricket, Ltd. (A)(D)	271,316	8,583
Cholamandalam Investment and Finance Company, Ltd.	1,429	24,709
Cipla, Ltd.	9,183	71,716
City Union Bank, Ltd.	16,091	41,635
Coal India, Ltd.	11,271	36,279
Coffee Day Enterprises, Ltd. (A)(B)	3,903	14,891
Colgate-Palmolive India, Ltd.	2,924	51,491
Container Corp. of India, Ltd.	5,361	35,590
Coromandel International, Ltd.	5,759	35,620
Corp Bank (A)	67,269	28,927
Cox & Kings Financial Service, Ltd. (A)(D)	12,972	11,873
Cox & Kings, Ltd.	27,636	56,787
CRISIL, Ltd.	2,988	61,050
Crompton Greaves Consumer Electricals, Ltd.	43,636	128,655
Cummins India, Ltd.	1,415	13,902
Cyient, Ltd.	9,358	84,815
D B Realty, Ltd. (A)	1,588	455
Dabur India, Ltd.	15,302	94,657
DB Corp., Ltd.	10,044	25,228
DCB Bank, Ltd.	6,811	17,416
DCM Shriram, Ltd.	3,338	18,445
Deepak Fertilisers & Petrochemicals Corp., Ltd.	2,991	5,303
Deepak Nitrite, Ltd.	2,523	8,246
Delta Corp., Ltd.	8,433	29,303
DEN Networks, Ltd. (A)	23,366	23,440
Dena Bank (A)	74,283	11,817
Dewan Housing Finance Corp., Ltd.	14,511	26,183
Dhampur Sugar Mills, Ltd.	2,251	7,551
Dhanuka Agritech, Ltd.	3,022	17,131
Dilip Buildcon, Ltd. (B)	2,723	16,468
Dish TV India, Ltd.	46,324	25,486
Dishman Carbogen Amcis, Ltd. (A)	10,912	28,621
Divi's Laboratories, Ltd.	1,233	28,800
DLF, Ltd.	19,899	46,560
Dr. Lal PathLabs, Ltd. (B)	1,089	15,412
Dr. Reddy's Laboratories, Ltd.	3,548	131,006
Dynamatic Technologies, Ltd.	876	17,386
eClerx Services, Ltd.	7,866	114,090
Edelweiss Financial Services, Ltd.	26,662	51,268
Eicher Motors, Ltd.	375	104,612
EID Parry India, Ltd.	6,483	16,857
EIH, Ltd.	24,517	64,104
Electrosteel Castings, Ltd.	54,318	14,748
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	21

	Shares	Value
India (continued)
Elgi Equipments, Ltd.	15,157	$56,444
Emami, Ltd.	4,835	26,713
Engineers India, Ltd.	8,807	13,241
Entertainment Network India, Ltd.	1,131	8,348
Eris Lifesciences, Ltd. (A)(B)	3,927	33,681
Eros International Media, Ltd. (A)	3,233	3,488
Escorts, Ltd.	3,193	29,655
Essel Propack, Ltd.	12,172	19,174
Eveready Industries India, Ltd.	2,641	7,322
Excel Industries, Ltd.	557	8,245
Exide Industries, Ltd.	7,924	24,423
FDC, Ltd. (A)	12,214	28,768
Federal Bank, Ltd.	58,509	69,333
Federal-Mogul Goetze India, Ltd. (A)	4,929	33,271
Finolex Cables, Ltd.	12,991	73,708
Finolex Industries, Ltd.	5,975	40,016
Firstsource Solutions, Ltd.	20,707	12,676
Fortis Healthcare, Ltd. (A)	29,932	56,657
Future Enterprises, Ltd. (A)	34,346	16,186
Future Lifestyle Fashions, Ltd.	2,234	13,416
Future Retail, Ltd. (A)	4,980	29,680
Gabriel India, Ltd.	9,247	18,793
GAIL India, Ltd.	21,539	103,973
Garware Technical Fibres, Ltd.	1,785	26,342
Gateway Distriparks, Ltd.	16,630	25,020
Gati, Ltd.	7,132	7,719
Gayatri Projects, Ltd. (A)	9,356	19,741
GE T&D India, Ltd.	7,991	32,871
Geojit Financial Services, Ltd.	14,269	7,039
GHCL, Ltd.	5,141	16,125
GIC Housing Finance, Ltd.	1,826	5,989
Gillette India, Ltd.	722	65,675
GlaxoSmithKline Consumer Healthcare, Ltd.	409	41,505
GlaxoSmithKline Pharmaceuticals, Ltd.	911	17,044
Glenmark Pharmaceuticals, Ltd.	9,568	80,199
GM Breweries, Ltd.	333	2,541
GMR Infrastructure, Ltd. (A)	72,398	16,606
GOCL Corp., Ltd.	4,419	16,384
Godfrey Phillips India, Ltd.	824	10,265
Godrej Consumer Products, Ltd.	9,235	87,568
Godrej Industries, Ltd.	2,370	16,425
Godrej Properties, Ltd. (A)	1,212	12,138
Granules India, Ltd.	10,612	14,712
Graphite India, Ltd.	3,367	19,593
Grasim Industries, Ltd.	6,221	68,136
Greaves Cotton, Ltd.	6,775	11,974
22	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
India (continued)
Greenply Industries, Ltd.	10,228	$20,163
Grindwell Norton, Ltd.	4,815	36,860
GRUH Finance, Ltd.	7,982	27,751
Gujarat Alkalies & Chemicals, Ltd.	2,634	16,653
Gujarat Ambuja Exports, Ltd.	9,970	30,537
Gujarat Fluorochemicals, Ltd.	2,756	34,990
Gujarat Gas, Ltd.	10,223	17,089
Gujarat Industries Power Company, Ltd.	14,146	13,964
Gujarat Mineral Development Corp., Ltd.	28,456	30,814
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	3,833	14,016
Gujarat Pipavav Port, Ltd.	37,584	42,951
Gujarat State Fertilizers & Chemicals, Ltd.	30,083	38,437
Gujarat State Petronet, Ltd.	14,293	31,684
Gulf Oil Lubricants India, Ltd.	1,642	19,679
GVK Power & Infrastructure, Ltd. (A)	47,050	4,872
Hatsun Agro Products, Ltd.	3,134	29,095
Havells India, Ltd.	5,896	59,583
HBL Power Systems, Ltd.	28,626	9,769
HCL Technologies, Ltd.	18,497	273,357
HDFC Bank, Ltd.	155,502	4,551,337
HEG, Ltd.	751	21,617
HeidelbergCement India, Ltd.	5,347	11,506
Heritage Foods, Ltd.	1,223	7,836
Hero MotoCorp, Ltd.	1,891	69,975
Hexaware Technologies, Ltd.	5,757	28,798
Hikal, Ltd.	4,873	11,144
HIL, Ltd.	253	6,624
Himachal Futuristic Communications, Ltd.	51,247	15,327
Himadri Speciality Chemical, Ltd.	8,292	13,725
Himatsingka Seide, Ltd.	6,490	15,255
Hindalco Industries, Ltd.	44,984	124,466
Hinduja Global Solutions, Ltd.	3,258	28,506
Hindustan Oil Exploration Company, Ltd. (A)	2,006	3,231
Hindustan Petroleum Corp., Ltd.	14,912	47,271
Hindustan Unilever, Ltd.	15,086	367,700
Honeywell Automation India, Ltd.	246	74,767
Hotel Leela Venture, Ltd. (A)	59,669	8,180
Housing Development & Infrastructure, Ltd. (A)	27,990	8,963
Housing Development Finance Corp., Ltd.	19,484	504,936
HSIL, Ltd.	2,451	7,755
HT Media, Ltd.	15,271	7,960
Huhtamaki PPL, Ltd.	7,301	19,798
I G Petrochemicals, Ltd.	2,910	10,023
ICICI Bank, Ltd.	33,282	164,314
ICICI Prudential Life Insurance Company, Ltd. (B)	4,445	20,140
IDFC Bank, Ltd.	63,272	39,975
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	23

	Shares	Value
India (continued)
IDFC, Ltd.	40,301	$20,871
IFB Industries, Ltd. (A)	1,789	20,768
IFCI, Ltd. (A)	60,997	10,769
Igarashi Motors India, Ltd.	2,183	11,818
IIFL Holdings, Ltd.	98,977	448,588
IL&FS Transportation Networks, Ltd. (A)	31,132	2,715
India Glycols, Ltd.	1,050	3,832
Indiabulls Housing Finance, Ltd.	14,050	130,140
Indiabulls Integrated Services, Ltd.	3,614	13,976
Indiabulls Real Estate, Ltd. (A)	14,942	14,817
Indiabulls Ventures, Ltd.	4,264	16,751
Indiabulls Ventures, Ltd. (D)	5,473	13,190
Indian Bank (A)	5,399	16,964
Indian Hume Pipe Company, Ltd.	2,579	9,950
Indian Oil Corp., Ltd.	148,341	301,070
Indian Overseas Bank (A)	237,452	44,319
Indo Count Industries, Ltd.	11,826	6,182
Indoco Remedies, Ltd.	11,224	27,672
Indraprastha Gas, Ltd.	6,603	27,215
IndusInd Bank, Ltd.	4,297	89,158
INEOS Styrolution India, Ltd.	189	1,380
Info Edge India, Ltd.	626	15,645
Infosys, Ltd.	132,686	1,374,652
Ingersoll Rand India, Ltd.	4,135	32,681
Inox Leisure, Ltd. (A)	4,238	16,818
Insecticides India, Ltd.	990	8,471
Intellect Design Arena, Ltd. (A)	4,460	11,644
InterGlobe Aviation, Ltd. (B)	1,289	20,378
International Paper Appm, Ltd. (A)	1,536	9,668
Ipca Laboratories, Ltd.	2,728	31,099
IRB Infrastructure Developers, Ltd.	7,984	15,225
ITC, Ltd.	72,415	281,731
ITD Cementation India, Ltd.	17,190	25,546
J Kumar Infraprojects, Ltd.	4,863	9,384
Jagran Prakashan, Ltd.	32,391	43,787
Jai Corp., Ltd.	4,278	5,391
Jain Irrigation Systems, Ltd.	19,825	15,919
Jaiprakash Associates, Ltd. (A)	100,214	8,672
Jaiprakash Power Ventures, Ltd. (A)	530,877	14,203
Jamna Auto Industries, Ltd.	8,736	6,664
Jaypee Infratech, Ltd. (A)	132,566	6,721
JB Chemicals & Pharmaceuticals, Ltd.	3,043	13,936
Jet Airways India, Ltd. (A)	2,183	7,017
Jindal Poly Films, Ltd.	5,407	17,733
Jindal Saw, Ltd.	11,500	13,192
Jindal Stainless Hisar, Ltd. (A)	8,000	9,917
24	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
India (continued)
Jindal Stainless, Ltd. (A)	16,249	$8,076
Jindal Steel & Power, Ltd. (A)	13,176	29,107
JK Cement, Ltd.	4,442	45,218
JK Lakshmi Cement, Ltd.	4,546	20,813
JK Paper, Ltd.	7,345	13,316
JK Tyre & Industries, Ltd.	5,594	6,768
JM Financial, Ltd.	34,378	37,713
Johnson Controls-Hitachi Air Conditioning India, Ltd.	1,612	38,559
JSW Energy, Ltd. (A)	33,800	30,746
JSW Holdings, Ltd. (A)	692	22,925
JSW Steel, Ltd.	74,874	296,334
JTEKT India, Ltd.	22,305	29,254
Jubilant Foodworks, Ltd.	3,066	54,671
Jubilant Life Sciences, Ltd.	7,891	86,603
Just Dial, Ltd. (A)	1,510	10,994
Jyothy Laboratories, Ltd.	3,881	9,835
Kajaria Ceramics, Ltd.	4,103	31,363
Kalpataru Power Transmission, Ltd.	4,585	25,798
Kalyani Steels, Ltd.	3,418	9,230
Kansai Nerolac Paints, Ltd.	3,086	19,542
Kaveri Seed Company, Ltd.	2,377	13,671
KEC International, Ltd.	5,101	18,938
KEI Industries, Ltd.	4,692	23,088
Kiri Industries, Ltd. (A)	2,103	11,250
Kirloskar Brothers, Ltd.	7,784	17,339
Kirloskar Oil Engines, Ltd.	5,185	12,477
KNR Constructions, Ltd.	5,450	15,309
Kolte-Patil Developers, Ltd.	2,398	7,970
Kotak Mahindra Bank, Ltd.	8,756	149,453
KPIT Engineering, Ltd. (A)(D)	76,782	88,086
KPR Mill, Ltd.	5,352	39,957
KRBL, Ltd.	3,905	19,441
L&T Finance Holdings, Ltd.	24,332	42,630
LA Opala RG, Ltd.	2,816	7,747
Lakshmi Machine Works, Ltd.	257	20,846
Larsen & Toubro Infotech, Ltd. (B)	1,144	27,648
Larsen & Toubro, Ltd.	7,382	135,026
Laurus Labs, Ltd. (B)	4,538	21,312
LG Balakrishnan & Bros, Ltd.	2,528	13,679
LIC Housing Finance, Ltd.	15,819	106,096
Linde India, Ltd.	5,028	34,739
LT Foods, Ltd.	10,845	4,966
Lumax Industries, Ltd.	951	22,060
Lupin, Ltd.	6,867	74,018
LUX Industries, Ltd.	400	6,133
Magma Fincorp, Ltd.	37,721	54,639
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	25

	Shares	Value
India (continued)
Mahanagar Gas, Ltd.	1,579	$19,978
Maharashtra Seamless, Ltd.	3,896	25,610
Mahindra & Mahindra Financial Services, Ltd.	10,073	56,237
Mahindra & Mahindra, Ltd.	20,642	187,546
Mahindra CIE Automotive, Ltd. (A)	10,554	34,555
Mahindra Holidays & Resorts India, Ltd.	10,621	30,042
Mahindra Lifespace Developers, Ltd.	4,629	24,136
Maithan Alloys, Ltd.	728	5,146
Majesco, Ltd. (A)	1,421	9,052
Man Infraconstruction, Ltd.	11,110	5,156
Manappuram Finance, Ltd.	29,162	46,362
Mangalore Refinery & Petrochemicals, Ltd.	16,715	15,328
Marico, Ltd.	13,995	66,908
Marksans Pharma, Ltd.	20,609	6,711
Maruti Suzuki India, Ltd.	2,229	214,277
Mastek, Ltd.	812	4,239
Max Financial Services, Ltd. (A)	5,467	30,490
Max India, Ltd. (A)	9,102	8,880
Mayur Uniquoters, Ltd.	6,681	31,981
McLeod Russel India, Ltd.	14,202	17,400
Meghmani Organics, Ltd.	8,623	6,298
Merck, Ltd.	219	9,674
Minda Corp., Ltd.	15,452	31,546
Minda Industries, Ltd.	5,101	23,038
Mindtree, Ltd.	5,086	65,173
Mirza International, Ltd.	11,910	8,889
MM Forgings, Ltd.	1,399	10,734
MOIL, Ltd.	5,355	10,857
Morepen Laboratories, Ltd. (A)	26,894	6,325
Motherson Sumi Systems, Ltd.	32,177	73,416
Motilal Oswal Financial Services, Ltd.	2,377	18,800
Mphasis, Ltd.	4,786	70,686
MPS, Ltd.	3,597	22,504
MRF, Ltd.	78	62,333
Multi Commodity Exchange of India, Ltd.	573	5,314
Muthoot Capital Services, Ltd. (A)	931	10,512
Muthoot Finance, Ltd. (A)	6,204	46,277
Nagarjuna Fertilizers & Chemicals, Ltd. (A)	122,685	11,396
Narayana Hrudayalaya, Ltd. (A)	9,781	28,198
Natco Pharma, Ltd.	6,282	51,092
National Aluminium Company, Ltd.	30,687	21,944
Nava Bharat Ventures, Ltd.	16,853	24,060
Navin Fluorine International, Ltd.	1,518	12,621
Navkar Corp., Ltd. (A)(B)	7,918	4,575
Navneet Education, Ltd.	22,671	33,315
NBCC India, Ltd.	20,368	15,168
26	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
India (continued)
NCC, Ltd.	22,228	$26,847
NESCO, Ltd.	5,824	35,312
Nestle India, Ltd.	538	80,294
Network18 Media & Investments, Ltd. (A)	16,581	7,485
NHPC, Ltd.	108,939	35,020
NIIT Technologies, Ltd.	1,949	36,215
NIIT, Ltd. (A)	5,671	6,396
Nilkamal, Ltd.	570	10,020
NLC India, Ltd.	29,563	25,193
NOCIL, Ltd.	4,078	7,669
NRB Bearings, Ltd.	7,992	23,326
NTPC, Ltd.	22,585	44,979
Nucleus Software Exports, Ltd.	2,182	10,399
Oberoi Realty, Ltd.	2,649	18,370
Odisha Cement, Ltd. (A)	24,445	396,956
Oil & Natural Gas Corp., Ltd.	119,683	253,338
Oil India, Ltd.	12,451	30,525
Omaxe, Ltd.	3,052	8,852
Oracle Financial Services Software, Ltd.	820	40,374
Orient Cement, Ltd.	20,563	20,178
Orient Electric, Ltd.	7,442	14,880
Orient Paper & Industries, Ltd.	7,442	3,440
Oriental Bank of Commerce (A)	10,020	11,741
Page Industries, Ltd.	254	79,524
Panacea Biotec, Ltd. (A)	2,862	8,061
Panama Petrochem, Ltd.	6,370	9,884
Parag Milk Foods, Ltd. (B)	3,025	9,709
PC Jeweller, Ltd.	14,194	14,120
Persistent Systems, Ltd.	2,797	25,690
Petronet LNG, Ltd.	33,781	106,252
Pfizer, Ltd.	365	16,744
Phillips Carbon Black, Ltd.	6,456	14,124
PI Industries, Ltd.	6,871	89,451
Pidilite Industries, Ltd.	3,776	61,273
Piramal Enterprises, Ltd.	1,383	45,043
PNB Housing Finance, Ltd. (B)	1,897	23,754
Polyplex Corp., Ltd.	2,618	17,317
Power Finance Corp., Ltd.	29,969	47,490
Power Grid Corp. of India, Ltd.	34,720	89,049
Power Mech Projects, Ltd.	840	10,535
Prabhat Dairy, Ltd. (A)	3,082	2,290
Praj Industries, Ltd.	5,641	11,295
Prakash Industries, Ltd. (A)	5,538	6,980
Prestige Estates Projects, Ltd.	19,188	55,658
Prime Focus, Ltd. (A)	22,077	20,513
Procter & Gamble Hygiene & Health Care, Ltd.	1,899	290,757
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	27

	Shares	Value
India (continued)
PSP Projects, Ltd.	1,686	$9,558
PTC India Financial Services, Ltd.	58,744	12,271
PTC India, Ltd.	18,544	19,990
Punjab & Sind Bank (A)	14,183	5,126
Punjab National Bank (A)	19,156	19,577
Puravankara, Ltd.	9,088	8,957
PVR, Ltd.	1,140	23,977
Radico Khaitan, Ltd.	2,854	14,554
Rain Industries, Ltd.	8,295	10,669
Rajesh Exports, Ltd.	4,377	35,266
Rallis India, Ltd.	4,796	10,324
Ramco Industries, Ltd.	7,986	21,670
Ramco Systems, Ltd. (A)	1,024	3,412
Ramkrishna Forgings, Ltd.	3,509	23,737
Ramky Infrastructure, Ltd. (A)	2,268	3,126
Rane Holdings, Ltd.	843	14,282
Rashtriya Chemicals & Fertilizers, Ltd.	12,255	9,077
Ratnamani Metals & Tubes, Ltd.	3,326	40,231
RattanIndia Power, Ltd. (A)	88,088	3,407
Raymond, Ltd.	2,169	23,478
RBL Bank, Ltd. (B)	2,992	24,289
REC, Ltd.	37,469	72,116
Redington India, Ltd.	55,789	67,090
Relaxo Footwears, Ltd.	1,513	15,903
Reliance Capital, Ltd.	7,826	19,146
Reliance Communications, Ltd. (A)	86,349	7,889
Reliance Home Finance, Ltd.	53,803	20,062
Reliance Industries, Ltd.	105,484	1,829,826
Reliance Infrastructure, Ltd.	7,999	13,793
Reliance Power, Ltd. (A)	70,059	10,640
Repco Home Finance, Ltd.	2,373	11,220
Ruchi Soya Industries, Ltd. (A)	4,071	341
Sadbhav Engineering, Ltd.	12,476	33,503
Sadbhav Infrastructure Project, Ltd.	11,584	13,681
Sagar Cements, Ltd.	364	2,882
Sanghi Industries, Ltd. (A)	15,870	12,598
Sanofi India, Ltd.	330	27,474
Sarda Energy & Minerals, Ltd.	1,436	5,292
Sasken Technologies, Ltd.	1,266	10,810
Schaeffler India, Ltd.	663	50,160
Sequent Scientific, Ltd. (A)	6,725	6,438
Seshasayee Paper & Boards, Ltd.	740	9,009
SH Kelkar & Company, Ltd. (B)	2,917	5,959
Shankara Building Products, Ltd.	773	4,669
Sharda Cropchem, Ltd.	6,824	34,578
Sheela Foam, Ltd. (A)	521	10,137
28	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
India (continued)
Shilpa Medicare, Ltd.	4,413	$21,718
Shipping Corp. of India, Ltd. (A)	27,619	13,601
Shree Cement, Ltd.	238	55,375
Shriram City Union Finance, Ltd.	2,014	47,013
Shriram EPC, Ltd. (A)	24,858	2,797
Shriram Transport Finance Company, Ltd.	6,819	109,518
Siemens, Ltd.	960	13,489
Simplex Infrastructures, Ltd.	4,288	9,698
Sintex Industries, Ltd.	39,412	4,493
Sintex Plastics Technology, Ltd. (A)	21,399	5,446
SITI Networks, Ltd. (A)	54,239	2,821
Siyaram Silk Mills, Ltd.	2,360	11,199
SJVN, Ltd.	119,393	37,438
SKF India, Ltd.	3,268	89,051
Skipper, Ltd.	11,649	10,164
SML ISUZU, Ltd.	1,824	14,547
Sobha, Ltd.	4,249	26,197
Solar Industries India, Ltd.	4,558	60,586
Somany Ceramics, Ltd.	3,317	15,208
Sonata Software, Ltd.	2,617	12,429
Spencer's Retail, Ltd. (A)	14,439	28,817
Srei Infrastructure Finance, Ltd.	17,058	6,534
SRF, Ltd.	858	27,706
Srikalahasthi Pipes, Ltd.	7,062	17,870
Star Cement, Ltd.	15,435	21,360
State Bank of India (A)	19,040	72,129
Steel Authority of India, Ltd. (A)	35,661	24,295
Sterlite Technologies, Ltd.	5,984	20,338
Strides Pharma Science, Ltd.	3,193	18,898
Subros, Ltd.	8,200	28,282
Sudarshan Chemical Industries, Ltd.	6,262	28,177
Sun Pharmaceutical Industries, Ltd.	10,327	64,829
Sun TV Network, Ltd.	4,120	35,216
Sundaram Finance Holdings, Ltd.	6,835	8,605
Sundaram Finance, Ltd.	1,639	37,484
Sundaram-Clayton, Ltd.	697	27,625
Sundram Fasteners, Ltd.	4,560	33,164
Sunteck Realty, Ltd.	3,702	18,102
Suprajit Engineering, Ltd.	7,705	21,128
Supreme Industries, Ltd.	2,097	33,547
Supreme Petrochem, Ltd.	9,949	29,334
Surya Roshni, Ltd.	2,932	9,243
Suven Life Sciences, Ltd.	3,881	13,217
Suzlon Energy, Ltd. (A)	180,061	14,566
Swaraj Engines, Ltd.	2,375	43,558
Symphony, Ltd.	2,011	36,557
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	29

	Shares	Value
India (continued)
Syndicate Bank (A)	44,678	$21,099
Syngene International, Ltd. (B)	2,693	22,297
TAKE Solutions, Ltd.	6,117	11,055
Tamil Nadu Newsprint & Papers, Ltd.	7,293	19,275
Tasty Bite Eatables, Ltd.	94	10,516
Tata Chemicals, Ltd.	2,841	22,230
Tata Communications, Ltd.	2,825	23,347
Tata Consultancy Services, Ltd.	20,922	583,401
Tata Elxsi, Ltd.	1,315	16,374
Tata Global Beverages, Ltd.	14,450	39,439
Tata Metaliks, Ltd.	1,562	13,169
Tata Motors, Ltd. (A)	80,594	200,776
Tata Sponge Iron, Ltd.	448	4,481
Tata Steel, Ltd.	21,718	152,548
TCI Express, Ltd.	2,682	24,217
Tech Mahindra, Ltd.	19,537	227,415
Techno Electric & Engineering Company, Ltd. (A)	4,933	16,198
Tejas Networks, Ltd. (A)(B)	4,274	9,456
Texmaco Rail & Engineering, Ltd.	7,462	6,191
The Anup Engineering, Ltd. (A)(D)	1,869	2,511
The Great Eastern Shipping Company, Ltd.	12,485	47,068
The India Cements, Ltd.	13,187	16,300
The Indian Hotels Company, Ltd.	10,523	20,419
The Jammu & Kashmir Bank, Ltd. (A)	20,026	10,847
The Karnataka Bank, Ltd.	10,008	15,889
The Karur Vysya Bank, Ltd.	30,314	29,673
The KCP, Ltd.	14,928	17,788
The Lakshmi Vilas Bank, Ltd. (A)	12,893	11,711
The Phoenix Mills, Ltd.	3,443	30,142
The Ramco Cements, Ltd.	3,284	30,862
The South Indian Bank, Ltd.	46,489	8,605
The Tata Power Company, Ltd.	31,127	28,688
The Tinplate Company of India, Ltd.	3,175	6,105
Thermax, Ltd.	1,264	17,453
Thirumalai Chemicals, Ltd.	3,472	3,684
Thomas Cook India, Ltd.	8,758	26,004
Thyrocare Technologies, Ltd. (B)	2,982	21,772
TI Financial Holdings, Ltd.	36,614	224,814
Tide Water Oil Company India, Ltd.	310	21,977
Time Technoplast, Ltd.	37,704	47,031
Timken India, Ltd.	3,995	31,615
Titagarh Wagons, Ltd.	3,917	3,511
Titan Company, Ltd.	5,290	76,826
Torrent Pharmaceuticals, Ltd.	1,880	47,735
Torrent Power, Ltd.	6,822	23,238
Tourism Finance Corp. of India, Ltd.	6,272	12,771
30	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
India (continued)
Transport Corp. of India, Ltd.	6,063	$23,957
Trent, Ltd.	5,991	27,335
Trident, Ltd.	7,436	6,337
Triveni Engineering & Industries, Ltd.	7,585	5,905
Triveni Turbine, Ltd.	24,757	35,611
TTK Prestige, Ltd.	90	9,572
Tube Investments of India, Ltd.	31,892	160,704
TV Today Network, Ltd.	7,739	34,190
TV18 Broadcast, Ltd. (A)	45,800	21,825
TVS Motor Company, Ltd.	1,883	12,064
TVS Srichakra, Ltd.	851	26,945
UCO Bank (A)	133,446	35,121
Uflex, Ltd.	4,634	12,651
UltraTech Cement, Ltd.	1,550	83,116
Unichem Laboratories, Ltd.	5,350	14,380
Union Bank of India (A)	24,015	24,246
Unitech, Ltd. (A)	604,404	11,060
United Breweries, Ltd.	1,730	32,708
United Spirits, Ltd. (A)	9,003	69,571
UPL, Ltd.	9,857	121,770
VA Tech Wabag, Ltd.	1,854	8,009
Vaibhav Global, Ltd.	2,692	23,023
Vakrangee, Ltd.	23,506	14,549
Vardhman Textiles, Ltd.	4,556	64,832
Vedanta, Ltd.	100,701	241,687
Venky's India, Ltd.	337	9,769
Vesuvius India, Ltd.	690	11,024
V-Guard Industries, Ltd.	5,667	16,265
Vijaya Bank	26,800	15,248
Vinati Organics, Ltd.	682	13,982
VIP Industries, Ltd.	2,251	12,914
V-Mart Retail, Ltd.	527	19,148
Vodafone Idea, Ltd. (A)	144,702	60,462
Voltas, Ltd.	2,502	20,004
VRL Logistics, Ltd.	5,104	17,335
VST Industries, Ltd.	649	29,363
VST Tillers Tractors, Ltd.	456	9,050
WABCO India, Ltd.	368	35,124
Welspun Corp., Ltd.	6,625	10,099
Welspun Enterprises, Ltd.	5,021	6,851
Welspun India, Ltd.	19,448	14,042
West Coast Paper Mills, Ltd.	2,240	7,274
Wheels India, Ltd.	626	6,741
Whirlpool of India, Ltd.	1,179	22,647
Wipro, Ltd.	35,175	182,129
Wockhardt, Ltd. (A)	2,843	15,923
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	31

	Shares	Value
India (continued)
Wonderla Holidays, Ltd.	2,364	$9,327
Yes Bank, Ltd.	70,991	232,407
Zee Entertainment Enterprises, Ltd.	13,793	90,972
Zensar Technologies, Ltd.	8,469	23,895
Zuari Agro Chemicals, Ltd. (A)	5,446	13,634
Zydus Wellness, Ltd.	1,037	18,259
Indonesia 1.9%		8,542,837
Ace Hardware Indonesia Tbk PT	776,800	96,895
Adaro Energy Tbk PT	1,192,600	110,919
Adhi Karya Persero Tbk PT	204,038	21,720
Agung Podomoro Land Tbk PT (A)	913,900	11,625
AKR Corporindo Tbk PT	65,100	25,646
Alam Sutera Realty Tbk PT (A)	1,268,200	29,170
Alfa Energi Investama Tbk PT (A)	27,900	13,386
Aneka Tambang Tbk PT	481,054	34,656
Arwana Citramulia Tbk PT	1,053,200	36,406
Asahimas Flat Glass Tbk PT	113,500	38,690
Astra Agro Lestari Tbk PT	43,433	38,292
Astra Graphia Tbk PT	230,100	23,073
Astra International Tbk PT	503,200	255,033
Astra Otoparts Tbk PT	132,400	15,284
Astrindo Nusantara Infrastructure Tbk PT (A)	3,785,000	13,437
Asuransi Kresna Mitra Tbk PT (A)	277,300	13,013
Bakrie Telecom Tbk PT (A)	22,579,900	80,256
Bank Bukopin Tbk PT (A)	838,866	23,333
Bank Central Asia Tbk PT	138,400	270,806
Bank Danamon Indonesia Tbk PT	430,171	260,734
Bank Mandiri Persero Tbk PT	248,592	125,781
Bank Negara Indonesia Persero Tbk PT	392,103	245,109
Bank Pan Indonesia Tbk PT (A)	191,900	22,127
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	306,100	44,571
Bank Pembangunan Daerah Jawa Timur Tbk PT (A)	373,700	18,860
Bank Permata Tbk PT (A)	197,864	14,969
Bank Rakyat Indonesia Persero Tbk PT	1,788,500	488,927
Bank Tabungan Negara Persero Tbk PT	190,698	32,860
Barito Pacific Tbk PT	210,700	44,916
Bayan Resources Tbk PT	94,800	127,895
Bekasi Fajar Industrial Estate Tbk PT	1,431,200	25,771
Berlian Laju Tanker Tbk PT (A)(D)	11,916,666	0
BISI International Tbk PT	514,000	50,821
Bukit Asam Tbk PT	184,700	52,275
Bumi Resources Tbk PT (A)	1,512,830	16,122
Bumi Serpong Damai Tbk PT (A)	427,200	41,025
Bumi Teknokultura Unggul Tbk PT (A)	2,019,200	22,937
Charoen Pokphand Indonesia Tbk PT	379,920	197,160
32	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Indonesia (continued)
Ciputra Development Tbk PT	789,461	$49,114
Citra Marga Nusaphala Persada Tbk PT (A)	2,082,575	201,570
City Retail Developments Tbk PT (A)	5,351,300	38,907
Delta Dunia Makmur Tbk PT (A)	590,800	23,901
Dharma Satya Nusantara Tbk PT	603,500	17,148
Eagle High Plantations Tbk PT (A)	1,919,900	22,644
Elnusa Tbk PT	400,600	10,476
Erajaya Swasembada Tbk PT	162,100	24,053
Fajar Surya Wisesa Tbk PT	85,200	48,159
Gajah Tunggal Tbk PT (A)	170,700	9,389
Garuda Indonesia Persero Tbk PT (A)	361,400	13,997
Global Mediacom Tbk PT	819,500	23,049
Gudang Garam Tbk PT	29,743	180,394
Hanson International Tbk PT (A)	6,996,700	49,703
Harum Energy Tbk PT	80,400	8,380
Holcim Indonesia Tbk PT (A)	96,300	13,615
Indah Kiat Pulp & Paper Corp. Tbk PT	430,300	336,674
Indika Energy Tbk PT	129,600	17,999
Indo Tambangraya Megah Tbk PT	23,700	36,027
Indocement Tunggal Prakarsa Tbk PT	39,800	54,348
Indofood CBP Sukses Makmur Tbk PT	43,100	31,327
Indofood Sukses Makmur Tbk PT	126,600	63,540
Indomobil Sukses Internasional Tbk PT	28,900	6,509
Indo-Rama Synthetics Tbk PT (A)	54,900	24,977
Indosat Tbk PT	110,300	25,864
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	337,700	24,870
Inovisi Infracom Tbk PT (A)(D)	671,012	134
Inti Agri Resources Tbk PT (A)	1,150,000	16,360
Intikeramik Alamasri Industri Tbk PT (A)	1,012,121	13,326
Intiland Development Tbk PT (A)	2,487,800	55,837
Japfa Comfeed Indonesia Tbk PT	311,000	49,492
Jasa Marga Persero Tbk PT	77,452	28,712
Kalbe Farma Tbk PT	564,400	59,893
Kawasan Industri Jababeka Tbk PT (A)	6,431,162	112,456
Krakatau Steel Persero Tbk PT (A)	482,690	16,398
Kresna Graha Investama Tbk PT (A)	459,200	20,064
Link Net Tbk PT	145,300	44,456
Lippo Cikarang Tbk PT (A)	45,700	8,637
Lippo Karawaci Tbk PT	1,047,625	23,202
Malindo Feedmill Tbk PT	149,200	15,688
Matahari Department Store Tbk PT	186,500	75,961
Mayora Indah Tbk PT	3,054,300	572,863
Medco Energi Internasional Tbk PT (A)	506,566	33,305
Media Nusantara Citra Tbk PT	298,200	19,808
Metrodata Electronics Tbk PT	269,806	18,605
Mitra Adiperkasa Tbk PT	1,325,000	99,738
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	33

	Shares	Value
Indonesia (continued)
Mitra Keluarga Karyasehat Tbk PT (A)	145,600	$20,099
Mitra Pinasthika Mustika Tbk PT (A)	161,200	11,504
MNC Investama Tbk PT (A)	6,333,500	40,976
MNC Sky Vision Tbk PT (A)	430,900	30,286
Modernland Realty Tbk PT	2,552,700	48,578
Multipolar Tbk PT (A)	383,200	3,675
Nippon Indosari Corpindo Tbk PT	274,111	22,709
Pabrik Kertas Tjiwi Kimia Tbk PT	77,700	61,635
Pakuwon Jati Tbk PT	610,900	26,917
Pan Brothers Tbk PT	1,101,200	43,018
Panin Financial Tbk PT (A)	1,137,200	36,028
Panin Sekuritas Tbk PT	22,500	2,237
Paninvest Tbk PT (A)	782,200	75,579
Pelayaran Tamarin Samudra Tbk PT (A)	25,000	8,282
Perusahaan Gas Negara Persero Tbk PT	367,300	66,249
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	237,500	20,591
Pool Advista Indonesia Tbk PT (A)	98,800	34,346
PP Persero Tbk PT	214,287	30,418
PP Properti Tbk PT	1,971,800	22,018
Ramayana Lestari Sentosa Tbk PT	632,100	78,678
Resource Alam Indonesia Tbk PT	969,000	22,078
Rimo International Lestari Tbk PT (A)	2,464,700	23,139
Salim Ivomas Pratama Tbk PT	945,900	32,005
Sampoerna Agro Tbk PT	618,600	98,764
Sarana Menara Nusantara Tbk PT	453,400	25,445
Sawit Sumbermas Sarana Tbk PT	420,400	32,570
Selamat Sempurna Tbk PT	1,364,800	158,171
Semen Baturaja Persero Tbk PT	408,600	44,566
Semen Indonesia Persero Tbk PT	82,000	73,579
Sentul City Tbk PT (A)	2,412,400	21,573
Siloam International Hospitals Tbk PT (A)	145,418	35,105
Sinar Mas Multiartha Tbk PT	37,000	19,858
Sitara Propertindo Tbk PT (A)	181,400	10,312
Smartfren Telecom Tbk PT (A)	914,700	18,434
Sri Rejeki Isman Tbk PT	937,100	23,435
Sugih Energy Tbk PT (A)(D)	8,409,300	29,889
Summarecon Agung Tbk PT	654,900	43,683
Surya Citra Media Tbk PT	283,000	35,159
Surya Semesta Internusa Tbk PT	383,600	16,079
Suryainti Permata Tbk PT (A)(D)	1,802,000	0
Telekomunikasi Indonesia Persero Tbk PT	1,384,000	379,951
Telekomunikasi Indonesia Persero Tbk PT, ADR	10,424	287,494
Tempo Scan Pacific Tbk PT	242,800	31,239
Tiga Pilar Sejahtera Food Tbk PT (A)(D)	801,600	9,573
Timah Tbk PT	301,780	29,399
Tiphone Mobile Indonesia Tbk PT	179,500	10,400
34	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Indonesia (continued)
Tower Bersama Infrastructure Tbk PT	274,800	$77,583
Trada Alam Minera Tbk PT (A)	1,919,200	24,829
Trias Sentosa Tbk PT (A)	706,000	20,132
Truba Alam Manunggal Engineering PT (A)(D)	19,436,000	0
Tunas Baru Lampung Tbk PT	369,300	21,731
Tunas Ridean Tbk PT	542,200	46,052
Unilever Indonesia Tbk PT	53,200	183,773
United Tractors Tbk PT	91,200	171,786
Vale Indonesia Tbk PT (A)	109,900	29,185
Visi Media Asia Tbk PT (A)	1,475,500	15,534
Waskita Beton Precast Tbk PT	592,800	16,240
Waskita Karya Persero Tbk PT	287,002	38,191
Wijaya Karya Beton Tbk PT	351,700	13,005
Wijaya Karya Persero Tbk PT	178,676	22,661
XL Axiata Tbk PT (A)	236,600	40,343
Malaysia 2.4%		10,808,648
7-Eleven Malaysia Holdings BHD	73,748	26,292
Aeon Company M BHD	55,700	22,569
AEON Credit Service M BHD	11,340	46,136
AFFIN Bank BHD	230,484	131,279
AirAsia Group BHD	117,800	80,062
AirAsia X BHD (A)	161,450	9,932
Ajinomoto Malaysia BHD	2,500	11,443
Alliance Bank Malaysia BHD	180,000	175,216
AMMB Holdings BHD	75,450	82,805
Ann Joo Resources BHD	82,300	28,679
APM Automotive Holdings BHD	73,400	55,567
Astro Malaysia Holdings BHD	58,000	23,397
Axiata Group BHD	96,511	98,581
Batu Kawan BHD	29,400	123,409
Benalec Holdings BHD (A)	161,700	7,554
Berjaya Assets BHD (A)	435,700	32,670
Berjaya Corp. BHD (A)	272,534	18,113
Berjaya Land BHD (A)	220,600	14,590
Berjaya Sports Toto BHD	58,778	34,091
Bermaz Auto BHD	45,300	24,381
BIMB Holdings BHD	23,100	24,118
Bintulu Port Holdings BHD	300	339
Bonia Corp. BHD (A)	256,400	15,462
Boustead Holdings BHD	378,207	134,796
Boustead Plantations BHD	116,560	22,481
British American Tobacco Malaysia BHD	6,400	52,948
Bumi Armada BHD (A)	268,600	11,897
Bursa Malaysia BHD	31,800	55,481
CAB Cakaran Corp. BHD	84,800	12,627
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	35

	Shares	Value
Malaysia (continued)
Cahya Mata Sarawak BHD	29,300	$22,802
Can-One BHD	19,500	12,875
Carlsberg Brewery Malaysia BHD	6,900	41,530
CB Industrial Product Holding BHD	134,440	33,377
CCM Duopharma Biotech BHD	32,354	8,979
CIMB Group Holdings BHD	106,306	152,826
CJ Century Logistics Holdings BHD	12,300	1,345
Coastal Contracts BHD (A)	120,166	31,330
CSC Steel Holdings BHD	40,500	10,770
Cypark Resources BHD	57,100	23,847
D&O Green Technologies BHD	64,700	11,603
Dagang NeXchange BHD (A)	188,300	12,262
Daibochi BHD	26,208	10,097
Datasonic Group BHD	65,000	7,108
Dayang Enterprise Holdings BHD (A)	32,000	7,871
Dialog Group BHD	54,360	43,130
DiGi.Com BHD	83,780	93,538
DRB-Hicom BHD	45,900	20,843
Dutch Lady Milk Industries BHD	3,500	55,034
Eastern & Oriental BHD (A)	85,914	18,133
Eco World Development Group BHD (A)	190,700	44,544
Eco World International Bhd (A)	82,700	15,671
Econpile Holdings BHD	91,100	9,065
Ekovest BHD	95,700	12,570
Engtex Group BHD	58,800	11,562
Evergreen Fibreboard BHD	202,650	18,928
FGV Holdings BHD (A)	111,600	30,670
Fraser & Neave Holdings BHD	2,800	24,279
Frontken Corp. Bhd	52,100	11,983
Gabungan AQRS BHD	25,500	6,895
Gadang Holdings BHD	55,300	8,081
Gamuda BHD	86,000	62,080
Gas Malaysia BHD	67,100	47,141
Genting BHD	52,400	94,907
Genting Malaysia BHD	61,800	53,140
Genting Plantations BHD	10,000	25,787
George Kent Malaysia BHD	33,700	8,691
Globetronics Technology BHD	39,686	18,723
GuocoLand Malaysia BHD	183,100	35,060
Hai-O Enterprise BHD	60,900	41,764
HAP Seng Consolidated BHD	154,939	374,659
Hartalega Holdings BHD	39,500	48,500
Heineken Malaysia BHD	33,800	188,351
Hengyuan Refining Company BHD	11,200	16,457
HeveaBoard BHD	135,300	19,966
Hiap Teck Venture BHD	124,100	8,234
36	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Malaysia (continued)
Hibiscus Petroleum BHD (A)	88,200	$22,051
Hock Seng LEE BHD	112,792	43,480
Hong Leong Bank BHD	10,334	54,048
Hong Leong Financial Group BHD	8,261	39,988
Hong Leong Industries BHD	26,700	65,001
HSS Engineers BHD (A)	32,500	8,856
I-BHD	62,100	6,418
IGB BHD	45,400	27,928
IHH Healthcare BHD	45,300	63,680
IJM Corp. BHD	292,060	129,300
IJM Plantations BHD	57,300	24,164
Inari Amertron BHD	140,836	54,360
Insas BHD	110,874	21,395
IOI Corp. BHD	40,800	44,936
IOI Properties Group BHD	213,471	84,383
Iris Corp. BHD (A)	481,000	15,372
Iskandar Waterfront City BHD (A)	106,100	14,333
JAKS Resources BHD (A)	43,900	6,044
Jaya Tiasa Holdings BHD	146,505	19,102
JCY International BHD	249,600	12,873
Keck Seng Malaysia BHD	178,250	205,103
Kenanga Investment Bank BHD	151,217	21,354
Kerjaya Prospek Group BHD	79,420	24,625
Kesm Industries BHD	4,500	10,614
Kian JOO CAN Factory BHD	238,300	177,529
Kim Loong Resources BHD	113,400	35,434
Kimlun Corp. BHD	23,515	7,388
KNM Group BHD (A)	816,270	18,022
Kossan Rubber Industries	47,700	45,481
KPJ Healthcare BHD	140,500	34,915
Kretam Holdings BHD (A)	140,100	13,628
KSL Holdings BHD (A)	210,910	42,789
Kuala Lumpur Kepong BHD	9,558	58,119
Kumpulan Fima BHD	56,700	22,725
Kumpulan Perangsang Selangor BHD	42,761	14,163
Lafarge Malaysia BHD (A)	26,000	11,951
Land & General BHD	972,340	37,004
Landmarks BHD (A)	232,900	28,604
LBS Bina Group BHD	194,200	32,472
Lii Hen Industries BHD	38,700	26,916
Lingkaran Trans Kota Holdings BHD	66,700	68,938
Lion Industries Corp. BHD (A)	73,400	9,084
LPI Capital BHD	14,220	56,964
Magni-Tech Industries BHD	23,600	26,295
Magnum BHD	35,300	20,924
Mah Sing Group BHD	321,212	78,962
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	37

	Shares	Value
Malaysia (continued)
Malakoff Corp. BHD	78,100	$17,094
Malayan Banking BHD	85,932	201,219
Malayan Flour Mills BHD	190,198	27,332
Malayan United Industries BHD (A)	280,100	12,054
Malaysia Airports Holdings BHD	43,288	86,887
Malaysia Building Society BHD	65,924	16,851
Malaysia Marine and Heavy Engineering Holdings BHD (A)	68,200	12,502
Malaysian Pacific Industries BHD	20,038	48,587
Malaysian Resources Corp. BHD	121,600	23,322
Malton BHD	89,200	10,624
Matrix Concepts Holdings BHD	173,278	83,862
Maxis BHD	51,585	68,049
MBM Resources BHD	104,550	70,715
Media Chinese International, Ltd.	286,200	15,453
Media Prima BHD (A)	353,580	41,649
Mega First Corp. BHD	40,900	38,635
MISC BHD	27,650	46,870
Mitrajaya Holdings BHD	185,250	14,586
MKH BHD	54,632	16,763
MMC Corp. BHD	121,000	31,739
MNRB Holdings BHD (A)	55,160	16,803
MPHB Capital BHD (A)	99,200	26,798
Muda Holdings BHD	26,900	12,480
Mudajaya Group BHD (A)	253,741	17,438
Muhibbah Engineering (M) BHD	26,900	19,782
Mulpha International BHD (A)	15,370	8,955
My EG Services BHD	151,850	37,722
Nestle Malaysia BHD	1,400	50,877
NTPM Holdings BHD	145,500	17,874
OCK Group BHD (A)	98,000	13,379
Oriental Holdings BHD	128,520	213,127
OSK Holdings BHD	239,817	56,888
Padini Holdings BHD	21,500	20,360
Panasonic Manufacturing Malaysia BHD	10,900	102,138
Pantech Group Holdings BHD	69,792	9,271
Paramount Corp. BHD	56,600	29,874
Parkson Holdings BHD (A)	205,145	12,114
Pentamaster Corp. BHD (A)	23,072	19,141
PESTECH International BHD (A)	109,400	30,891
Petron Malaysia Refining & Marketing BHD	24,200	39,418
Petronas Chemicals Group BHD	69,100	156,629
Petronas Dagangan BHD	5,900	38,660
Petronas Gas BHD	16,900	75,119
PIE Industrial BHD	70,800	28,202
Pos Malaysia BHD	48,600	22,947
PPB Group BHD	11,300	50,880
38	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Malaysia (continued)
Press Metal Aluminium Holdings BHD	41,000	$42,597
Public Bank BHD	72,060	442,855
QL Resources BHD	35,390	59,994
RHB Bank BHD	31,662	44,015
Rimbunan Sawit BHD (A)	338,000	15,759
Salcon BHD	363,242	21,410
Sam Engineering & Equipment M BHD	9,300	18,507
Sapura Energy BHD (A)	243,757	18,505
Sarawak Oil Palms BHD	72,142	45,018
Scicom MSC BHD	29,300	9,146
Scientex BHD	20,700	44,933
SEG International BHD	33,942	5,296
Selangor Dredging BHD	226,100	36,792
Selangor Properties BHD	18,300	28,023
Serba Dinamik Holdings BHD	27,500	26,733
Shangri-La Hotels Malaysia BHD	36,700	50,607
SHL Consolidated BHD	113,500	64,737
Sime Darby BHD	93,374	49,732
Sime Darby Plantation BHD	76,974	96,305
Sime Darby Property BHD	130,274	33,574
SKP Resources BHD	141,400	46,599
SP Setia BHD Group	52,111	29,312
Star Media Group BHD	62,200	11,705
Sumatec Resources BHD (A)	422,000	1,043
Sunway BHD	64,776	25,798
Sunway Construction Group BHD	33,862	14,477
Supermax Corp. BHD	58,400	21,938
Suria Capital Holdings BHD	229,580	78,218
Syarikat Takaful Malaysia BHD	23,400	25,317
Ta Ann Holdings BHD	74,808	45,604
TA Enterprise BHD	421,100	65,223
TA Global BHD	385,840	24,111
Taliworks Corp. BHD	121,000	25,391
Tambun Indah Land BHD	114,000	21,454
Tan Chong Motor Holdings BHD	173,600	68,282
Tasek Corp. BHD	5,400	6,142
Telekom Malaysia BHD	44,656	33,506
Tenaga Nasional BHD	61,900	204,504
TH Plantations BHD	185,160	23,340
Thong Guan Industries BHD	9,900	6,130
TIME dotCom BHD	158,240	301,522
Tiong NAM Logistics Holdings (A)	107,610	16,129
Top Glove Corp. BHD	91,900	102,556
Tropicana Corp. BHD	276,435	58,761
TSH Resources BHD	365,500	95,253
Tune Protect Group BHD	80,900	12,534
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	39

	Shares	Value
Malaysia (continued)
Uchi Technologies BHD	31,330	$21,732
UEM Edgenta BHD	29,900	21,145
UEM Sunrise BHD	173,166	34,897
UMW Holdings BHD	14,100	20,107
United Malacca BHD	76,250	102,931
United Plantations BHD	15,300	102,936
United U-Li Corp. BHD	81,600	9,445
UOA Development BHD	241,100	134,956
Velesto Energy BHD (A)	250,631	15,403
ViTrox Corp. BHD	18,000	30,950
VS Industry BHD	78,131	19,104
Wah Seong Corp. BHD (A)	60,600	11,393
WCT Holdings BHD	104,809	21,762
Wellcall Holdings BHD	163,450	51,915
Westports Holdings BHD	54,500	49,428
WTK Holdings BHD	97,600	12,120
Yinson Holdings BHD	33,600	35,911
YNH Property BHD	78,911	23,452
YTL Corp. BHD	1,377,830	358,603
YTL Power International BHD	241,580	52,855
Zhulian Corp. BHD	71,300	24,018
Malta 0.0%		122,360
Brait SE (A)	63,870	122,360
Mexico 2.5%		11,314,928
ALEATICA SAB de CV (C)	9,600	9,400
Alfa SAB de CV, Class A	285,550	324,627
Alpek SAB de CV (A)	28,981	42,476
Alsea SAB de CV (C)	52,910	134,351
America Movil SAB de CV, Series L	963,579	691,648
Arca Continental SAB de CV	13,445	76,013
Axtel SAB de CV (A)	255,671	36,730
Banco del Bajio SA (B)	21,194	41,121
Banco Santander Mexico SA, B Shares	66,905	91,884
Becle SAB de CV	12,935	18,214
Bio Pappel SAB de CV (A)	18,527	25,751
Bolsa Mexicana de Valores SAB de CV	33,174	69,423
Cemex SAB de CV (A)(C)	546,438	266,681
Coca-Cola Femsa SAB de CV, Series L	5,951	36,040
Consorcio ARA SAB de CV	196,739	54,793
Controladora Vuela Cia de Aviacion SAB de CV, Class A (A)	41,201	35,322
Corp. Inmobiliaria Vesta SAB de CV	38,184	55,450
Credito Real SAB de CV (C)	45,494	45,845
Dine SAB de CV (A)	103,700	56,418
El Puerto de Liverpool SAB de CV, Series C1	5,226	32,790
40	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Mexico (continued)
Elementia SAB de CV (A)(B)(C)	22,179	$12,584
Fomento Economico Mexicano SAB de CV	20,857	189,138
Genomma Lab Internacional SAB de CV, Class B (A)	66,654	44,214
Gentera SAB de CV	80,333	66,537
Gruma SAB de CV, Class B	11,725	127,008
Grupo Aeromexico SAB de CV (A)	70,252	76,514
Grupo Aeroportuario del Centro Norte SAB de CV	21,262	121,167
Grupo Aeroportuario del Pacifico SAB de CV, ADR	2,583	240,865
Grupo Aeroportuario del Sureste SAB de CV, ADR	882	149,305
Grupo Bimbo SAB de CV, Series A	71,327	141,682
Grupo Carso SAB de CV, Series A1	87,754	326,323
Grupo Cementos de Chihuahua SAB de CV	8,843	48,147
Grupo Comercial Chedraui SA de CV	61,074	120,270
Grupo Elektra SAB de CV	12,161	630,074
Grupo Famsa SAB de CV, Class A (A)	78,525	31,359
Grupo Financiero Banorte SAB de CV, Series O	58,829	320,302
Grupo Financiero Inbursa SAB de CV, Series O (C)	89,350	133,459
Grupo GICSA SA de CV (A)	102,342	34,182
Grupo Gigante SAB de CV (A)	166,920	281,354
Grupo Herdez SAB de CV	14,471	32,272
Grupo Hotelero Santa Fe SAB de CV (A)	101,125	41,958
Grupo Industrial Saltillo SAB de CV	68,060	81,892
Grupo KUO SAB de CV, Series B	204,916	454,332
Grupo Lala SAB de CV	23,373	28,244
Grupo Mexico SAB de CV, Series B	330,759	831,298
Grupo Pochteca SAB de CV (A)	20,836	6,484
Grupo Rotoplas SAB de CV (A)	34,602	36,789
Grupo Sanborns SAB de CV	187,200	184,274
Grupo Simec SAB de CV, Series B (A)	15,459	47,296
Grupo Sports World SAB de CV (A)	27,369	26,728
Grupo Televisa SAB	165,953	389,118
Hoteles City Express SAB de CV (A)	63,215	72,128
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV (A)	116,601	210,991
Industrias Bachoco SAB de CV, Series B	20,390	79,587
Industrias CH SAB de CV, Series B (A)(C)	57,927	252,841
Industrias Penoles SAB de CV	29,697	393,349
Infraestructura Energetica Nova SAB de CV	15,405	59,211
Kimberly-Clark de Mexico SAB de CV, Class A (A)	75,222	121,330
La Comer SAB de CV (A)	57,589	60,333
Maxcom Telecomunicaciones SAB de CV (A)	7,567	1,052
Megacable Holdings SAB de CV	37,270	170,486
Mexichem SAB de CV	99,955	243,078
Minera Frisco SAB de CV, Series A1 (A)	273,262	62,358
Nemak SAB de CV (B)	27,159	18,973
Organizacion Cultiba SAB de CV (A)	45,332	35,266
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	41

	Shares	Value
Mexico (continued)
Organizacion Soriana SAB de CV, Series B (A)(C)	1,083,634	$1,320,724
Promotora y Operadora de Infraestructura SAB de CV	7,906	77,800
Promotora y Operadora de Infraestructura SAB de CV, L Shares	4,040	26,608
Qualitas Controladora SAB de CV	12,704	32,252
Regional SAB de CV	29,424	153,809
Telesites SAB de CV (A)	127,696	80,599
TV Azteca SAB de CV (C)	389,865	47,921
Unifin Financiera SAB de CV	16,855	38,463
Vitro SAB de CV, Series A	41,382	112,676
Wal-Mart de Mexico SAB de CV	93,875	242,947
Netherlands 0.0%		82,812
VEON, Ltd., ADR	32,993	82,812
Peru 0.1%		619,920
Cementos Pacasmayo SAA, ADR (C)	4,994	48,542
Cia de Minas Buenaventura SAA, ADR	2,497	41,550
CrediCorp., Ltd.	2,050	498,335
Fossal SAA, ADR (A)	633	335
Grana y Montero SAA, ADR (A)	11,010	31,158
Philippines 1.1%		5,112,690
8990 Holdings, Inc.	111,700	26,498
Aboitiz Equity Ventures, Inc.	51,970	61,167
Aboitiz Power Corp.	37,100	24,982
Alliance Global Group, Inc.	247,200	65,463
Alsons Consolidated Resources, Inc.	629,000	18,141
Alsons Consolidated Resources, Inc. (A)(D)	3,145	1,088
Apex Mining Company, Inc. (A)	520,000	15,475
Atlas Consolidated Mining & Development Corp. (A)	160,800	9,067
Ayala Corp.	9,430	168,430
Ayala Land, Inc.	144,200	122,654
Bank of the Philippine Islands	14,300	23,212
BDO Unibank, Inc.	31,432	77,496
Belle Corp.	1,215,000	60,543
Bloomberry Resorts Corp.	191,100	42,046
Cebu Air, Inc.	80,220	130,302
CEMEX Holdings Philippines, Inc. (A)(B)	181,600	8,365
Century Pacific Food, Inc.	167,650	49,511
China Banking Corp.	224,035	119,789
Cirtek Holdings Philippines Corp.	17,900	10,325
COL Financial Group, Inc.	10,000	3,528
Cosco Capital, Inc.	886,500	134,579
D&L Industries, Inc.	183,300	41,375
DMCI Holdings, Inc.	313,100	68,940
DoubleDragon Properties Corp. (A)	86,110	35,964
Eagle Cement Corp.	35,100	10,869
42	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Philippines (continued)
East West Banking Corp. (A)	135,750	$32,855
EEI Corp. (A)	102,800	17,337
Emperador, Inc.	369,200	54,276
Empire East Land Holdings, Inc. (A)	2,941,000	29,548
Filinvest Land, Inc.	2,793,750	79,857
First Gen Corp.	70,400	28,917
First Philippine Holdings Corp.	122,950	177,555
Global Ferronickel Holdings, Inc. (A)	297,000	8,498
Globe Telecom, Inc.	1,645	60,351
GT Capital Holdings, Inc.	3,960	73,111
Integrated Micro-Electronics, Inc.	67,155	16,971
International Container Terminal Services, Inc.	38,040	85,339
JG Summit Holdings, Inc.	258,600	330,366
Jollibee Foods Corp.	10,920	64,947
Lepanto Consolidated Mining Company, Class B (A)	3,304,363	8,162
Lopez Holdings Corp.	805,000	79,762
LT Group, Inc.	136,600	39,105
MacroAsia Corp. (A)	40,950	15,246
Manila Electric Company	5,260	37,383
Manila Water Company, Inc.	274,900	143,227
Max's Group, Inc.	98,300	23,209
Megawide Construction Corp.	57,870	22,388
Megaworld Corp.	515,500	51,479
Metro Pacific Investments Corp.	358,300	32,503
Metro Retail Stores Group, Inc.	118,000	6,790
Metropolitan Bank & Trust Company	16,627	24,459
Nickel Asia Corp.	866,160	45,984
Pepsi-Cola Products Philippines, Inc.	490,000	13,339
Petron Corp.	480,500	61,945
Philex Mining Corp.	67,800	5,271
Philippine National Bank (A)	108,480	104,862
Phinma Energy Corp.	171,000	4,279
Phoenix Petroleum Philippines, Inc.	100,600	22,941
Pilipinas Shell Petroleum Corp.	20,280	19,185
PLDT, Inc.	3,940	78,458
Premium Leisure Corp.	1,553,000	29,391
Puregold Price Club, Inc.	40,400	36,690
PXP Energy Corp. (A)	49,400	14,249
RFM Corp.	101,000	9,080
Rizal Commercial Banking Corp.	247,493	126,809
Robinsons Land Corp.	147,196	66,630
Robinsons Retail Holdings, Inc.	39,590	67,068
San Miguel Corp.	158,074	522,382
San Miguel Food and Beverage, Inc.	21,830	43,878
Security Bank Corp.	10,247	32,850
Semirara Mining & Power Corp.	59,620	25,942
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	43

	Shares	Value
Philippines (continued)
SM Investments Corp.	2,210	$40,124
SM Prime Holdings, Inc.	101,004	74,816
SSI Group, Inc.	197,000	8,657
Starmalls, Inc.	172,400	22,713
STI Education Systems Holdings, Inc.	883,000	12,274
The Philippine Stock Exchange, Inc. (A)	16,214	58,016
Top Frontier Investment Holdings, Inc. (A)	24,482	131,276
Travellers International Hotel Group, Inc. (A)	304,800	33,101
Union Bank of the Philippines	304,941	363,384
Universal Robina Corp.	32,630	85,727
Vista Land & Lifescapes, Inc.	391,700	56,102
Wilcon Depot, Inc.	76,500	21,817
Poland 1.0%		4,345,792
Agora SA	6,899	21,628
Alior Bank SA (A)	6,720	104,129
Amica SA	1,355	51,153
Apator SA	4,522	31,056
Asseco Poland SA	6,578	92,306
Bank Handlowy w Warszawie SA	1,958	34,090
Bank Millennium SA (A)	87,633	200,310
Bank Polska Kasa Opieki SA	1,680	50,244
Bioton SA (A)	30,572	39,825
Boryszew SA (A)	26,308	31,580
Budimex SA	1,480	45,042
CCC SA (C)	3,232	156,669
CD Projekt SA (A)	1,099	55,209
Ciech SA	2,152	33,812
ComArch SA	1,180	47,972
Cyfrowy Polsat SA (A)	9,812	66,140
Dino Polska SA (A)(B)	1,595	45,147
Dom Development SA	481	9,258
Enea SA (A)	18,050	48,033
Energa SA (A)	8,060	20,893
Eurocash SA	6,185	33,283
Fabryki Mebli Forte SA (A)	3,773	24,780
Famur SA	36,449	46,885
Firma Oponiarska Debica SA	3,656	75,097
Getin Noble Bank SA (A)	162,956	22,818
Globe Trade Centre SA	18,851	45,458
Grupa Azoty SA	2,417	28,448
Grupa Kety SA	5,474	499,347
Grupa Lotos SA	5,977	150,170
Impexmetal SA (A)	34,818	31,823
ING Bank Slaski SA	2,390	120,763
Inter Cars SA	1,386	79,423
44	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Poland (continued)
Jastrzebska Spolka Weglowa SA (A)	2,183	$33,215
KGHM Polska Miedz SA (A)	7,283	194,699
KRUK SA	627	27,329
LC Corp. SA	110,508	74,563
LPP SA	65	140,195
Lubelski Wegiel Bogdanka SA (A)	3,338	45,448
mBank SA	484	54,614
Netia SA (A)	92,377	121,355
Neuca SA	898	61,744
Orange Polska SA (A)	32,489	46,541
Pfleiderer Group SA	2,108	15,048
PGE Polska Grupa Energetyczna SA (A)	22,745	69,789
PKP Cargo SA (A)	6,337	71,577
Polnord SA (A)	12,615	26,665
Polski Koncern Naftowy ORLEN SA	18,236	490,654
Polskie Gornictwo Naftowe i Gazownictwo SA	37,755	68,960
Powszechna Kasa Oszczednosci Bank Polski SA	8,687	87,226
Powszechny Zaklad Ubezpieczen SA	12,558	135,345
Rafako SA (A)	20,666	10,367
Santander Bank Polska SA	857	85,244
Stalprodukt SA	377	32,364
Tauron Polska Energia SA (A)	63,876	39,371
VRG SA (A)	16,593	17,048
Warsaw Stock Exchange	2,268	24,068
Wawel SA	80	18,856
Zespol Elektrowni Patnow Adamow Konin SA	5,285	10,716
Romania 0.0%		100,181
NEPI Rockcastle PLC	11,939	100,181
Russia 0.9%		4,017,617
Etalon Group PLC, GDR	17,750	38,906
Gazprom PJSC, ADR	66,232	314,059
Globaltrans Investment PLC, GDR	4,853	48,308
Lenta, Ltd., GDR (A)	20,942	63,877
LUKOIL PJSC, ADR	7,737	643,342
Magnitogorsk Iron & Steel Works PJSC, GDR	34,299	296,852
Mail.Ru Group, Ltd., GDR (A)	1,294	30,767
Mechel PJSC, ADR (A)	12,060	27,979
MMC Norilsk Nickel PJSC, ADR	9,866	210,895
Novatek PJSC, GDR	851	147,453
Novolipetsk Steel PJSC, GDR	5,804	138,183
O'Key Group SA, GDR (A)	7,545	13,212
PhosAgro PJSC, GDR	4,506	61,497
Ros Agro PLC, GDR	2,633	32,347
Rosneft Oil Company PJSC, GDR	36,143	216,465
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	45

	Shares	Value
Russia (continued)
Rostelecom PJSC, ADR	10,640	$69,827
RusHydro PJSC, ADR	146,064	102,270
Sberbank of Russia PJSC, ADR	61,920	789,480
Severstal PJSC, GDR	5,886	90,928
Tatneft PJSC, ADR	5,502	384,370
TMK PJSC, GDR	15,127	43,837
VTB Bank PJSC, GDR	117,907	138,730
X5 Retail Group NV, GDR	4,509	114,033
Singapore 0.0%		45,505
Grindrod Shipping Holdings, Ltd. (A)	5,985	32,580
Technovator International, Ltd. (A)	84,000	12,925
South Africa 4.1%		18,796,409
Absa Group, Ltd.	43,415	555,513
Adcock Ingram Holdings, Ltd.	9,136	41,995
AdCorp. Holdings, Ltd. (A)	25,714	36,632
Advtech, Ltd.	91,238	86,253
AECI, Ltd.	26,994	186,791
African Oxygen, Ltd.	33,050	59,687
African Phoenix Investments, Ltd. (A)	552,678	20,762
African Rainbow Minerals, Ltd.	12,480	148,737
Afrimat, Ltd.	22,636	47,808
Alexander Forbes Group Holdings, Ltd.	77,526	25,351
Allied Electronics Corp., Ltd., A Shares	40,524	53,794
Alviva Holdings, Ltd.	53,204	66,954
Anglo American Platinum, Ltd.	1,316	71,722
AngloGold Ashanti, Ltd.	16,287	231,249
AngloGold Ashanti, Ltd., ADR	32,648	462,622
ArcelorMittal South Africa, Ltd. (A)	90,618	21,817
Ascendis Health, Ltd. (A)	20,332	8,264
Aspen Pharmacare Holdings, Ltd.	15,603	154,097
Assore, Ltd.	3,466	86,305
Astral Foods, Ltd.	3,430	39,632
Aveng, Ltd. (A)	3,504,675	9,908
AVI, Ltd.	24,363	155,111
Barloworld, Ltd.	19,494	174,187
Bid Corp., Ltd.	25,477	533,211
Blue Label Telecoms, Ltd. (A)	73,110	23,703
Capitec Bank Holdings, Ltd.	1,471	136,278
Cashbuild, Ltd.	1,875	34,298
Caxton and CTP Publishers & Printers, Ltd.	140,855	79,292
City Lodge Hotels, Ltd.	9,985	89,091
Clicks Group, Ltd.	18,360	235,317
Clover Industries, Ltd.	36,086	57,062
Coronation Fund Managers, Ltd.	17,193	51,901
46	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Africa (continued)
Curro Holdings, Ltd. (A)	35,573	$63,134
DataTec, Ltd. (A)	15,352	34,217
Dis-Chem Pharmacies, Ltd. (B)	12,218	22,341
Discovery, Ltd.	27,523	299,967
Distell Group Holdings, Ltd.	6,527	55,311
DRDGOLD, Ltd.	91,110	22,253
enX Group, Ltd. (A)	8,796	7,357
EOH Holdings, Ltd. (A)	18,315	21,012
Exxaro Resources, Ltd.	21,180	228,101
Famous Brands, Ltd. (A)	17,950	114,520
FirstRand, Ltd. (C)	145,851	664,243
Gold Fields, Ltd., ADR	82,777	341,869
Grand Parade Investments, Ltd. (A)	66,516	12,779
Grindrod, Ltd. (A)	91,690	53,900
Harmony Gold Mining Company, Ltd., ADR (A)	34,532	71,827
Hudaco Industries, Ltd.	7,519	67,275
Hulamin, Ltd.	82,764	26,562
Impala Platinum Holdings, Ltd. (A)	57,871	247,414
Imperial Logistics, Ltd.	16,702	76,179
Investec, Ltd.	14,490	94,298
Invicta Holdings, Ltd.	10,662	21,294
Italtile, Ltd.	38,046	40,059
JSE, Ltd.	2,500	28,624
KAP Industrial Holdings, Ltd.	207,408	115,307
Kumba Iron Ore, Ltd.	3,105	82,101
Lewis Group, Ltd.	40,151	90,819
Liberty Holdings, Ltd.	22,963	167,786
Life Healthcare Group Holdings, Ltd.	132,612	254,644
Long4Life, Ltd.	103,375	33,944
Massmart Holdings, Ltd.	20,289	125,465
Merafe Resources, Ltd.	677,781	66,925
Metair Investments, Ltd.	28,779	40,898
MiX Telematics, Ltd., ADR	2,273	43,323
MMI Holdings, Ltd. (A)	140,171	154,570
Mpact, Ltd.	76,970	131,570
Mr. Price Group, Ltd.	12,178	186,312
MTN Group, Ltd.	203,196	1,201,978
MultiChoice Group, Ltd. (A)	7,416	55,276
Murray & Roberts Holdings, Ltd.	132,715	133,271
Nampak, Ltd. (A)	138,131	112,023
Naspers, Ltd., N Shares	7,416	1,599,403
Nedbank Group, Ltd.	12,099	243,694
Netcare, Ltd.	123,309	223,381
Northam Platinum, Ltd. (A)	21,500	84,035
Novus Holdings, Ltd.	5,844	1,744
Oceana Group, Ltd.	13,574	70,056
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	47

	Shares	Value
South Africa (continued)
Omnia Holdings, Ltd.	10,370	$43,874
Peregrine Holdings, Ltd.	61,763	81,820
Pick n Pay Stores, Ltd.	35,676	176,067
Pioneer Foods Group, Ltd.	16,111	91,688
PPC, Ltd. (A)	213,995	78,957
PSG Group, Ltd.	7,268	133,816
Raubex Group, Ltd.	37,792	49,936
RCL Foods, Ltd.	10,269	9,888
Reunert, Ltd.	30,624	151,913
Rhodes Food Group Pty, Ltd.	37,172	42,785
Royal Bafokeng Platinum, Ltd. (A)	17,586	40,585
Sanlam, Ltd.	127,654	710,750
Santam, Ltd.	6,872	151,723
Sappi, Ltd.	76,696	392,695
Sasol, Ltd.	20,349	620,690
Shoprite Holdings, Ltd.	24,189	294,469
Sibanye Gold, Ltd., ADR (A)(C)	51,156	223,552
Spur Corp., Ltd.	15,386	24,292
Stadio Holdings, Ltd. (A)	51,931	13,135
Standard Bank Group, Ltd.	49,725	682,212
Steinhoff International Holdings NV (A)(C)	277,666	40,510
Sun International, Ltd. (A)	27,160	120,905
Super Group, Ltd. (A)	32,550	77,810
Telkom SA SOC, Ltd.	31,617	156,626
The Bidvest Group, Ltd.	38,308	564,836
The Foschini Group, Ltd.	12,177	148,104
The SPAR Group, Ltd.	18,567	262,314
Tiger Brands, Ltd.	12,249	231,009
Tongaat Hulett, Ltd.	37,042	73,376
Transaction Capital, Ltd.	67,864	81,885
Trencor, Ltd.	59,291	117,695
Truworths International, Ltd.	33,526	173,165
Tsogo Sun Holdings, Ltd.	46,649	68,271
Vodacom Group, Ltd.	70,955	584,180
Wilson Bayly Holmes-Ovcon, Ltd.	10,189	86,015
Woolworths Holdings, Ltd. (C)	54,321	176,456
South Korea 9.5%		43,536,489
3S Korea Company, Ltd. (A)	3,893	7,842
ABco Electronics Company, Ltd.	955	5,172
Able C&C Company, Ltd. (A)	359	4,492
ABOV Semiconductor Company, Ltd.	2,850	13,871
Ace Technologies Corp. (A)	2,228	11,580
Actoz Soft Company, Ltd. (A)	1,680	20,670
Advanced Cosmeceutical Technology Company, Ltd. (A)	724	3,486
Advanced Nano Products Company, Ltd.	473	7,326
48	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
Aekyung Petrochemical Company, Ltd.	1,138	$9,460
AfreecaTV Company, Ltd.	660	26,785
Agabang&Company (A)	3,039	11,021
Ahn-Gook Pharmaceutical Company, Ltd.	1,780	18,250
Ahnlab, Inc.	288	12,966
AJ Networks Company, Ltd. (A)	3,192	14,172
AJ Rent A Car Company, Ltd. (A)	1,302	12,781
Ajin Industrial Company, Ltd. (A)	2,965	7,665
AK Holdings, Inc.	593	28,981
ALUKO Company, Ltd.	7,363	18,749
Aminologics Company, Ltd. (A)	4,205	6,869
Amorepacific Corp.	400	71,020
AMOREPACIFIC Group	487	31,710
Amotech Company, Ltd. (A)	751	15,337
Anam Electronics Company, Ltd. (A)	2,454	5,602
Ananti, Inc. (A)	690	12,914
Anapass, Inc.	370	7,279
Aprogen KIC, Inc. (A)	1,612	3,674
APS Holdings Corp. (A)	1,899	7,936
Asia Cement Company, Ltd.	198	21,774
ASIA Holdings Company, Ltd.	194	22,118
Asia Paper Manufacturing Company, Ltd.	752	22,895
Asiana Airlines, Inc. (A)	20,455	76,691
Atec Company, Ltd.	491	3,401
Atinum Investment Company, Ltd.	3,880	7,614
AUK Corp. (A)	7,576	15,144
Aurora World Corp. (A)	555	5,275
Austem Company, Ltd.	5,882	19,437
Autech Corp.	1,781	18,825
Avaco Company, Ltd.	3,479	19,479
Baiksan Company, Ltd.	1,511	9,489
Bcworld Pharm Company, Ltd.	677	13,666
BGF Company, Ltd.	2,408	18,692
BGF retail Company, Ltd.	223	42,202
BH Company, Ltd. (A)	1,811	31,306
Binex Company, Ltd. (A)	1,385	13,288
Binggrae Company, Ltd. (A)	278	17,291
BioSmart Company, Ltd. (A)	1,334	5,395
Biotoxtech Company, Ltd. (A)	1,643	13,117
Biovill Company, Ltd. (A)(D)	4,344	6,315
BIT Computer Company, Ltd. (A)	489	2,260
Bixolon Company, Ltd.	3,460	18,520
Bluecom Company, Ltd. (A)	4,144	17,651
BNK Financial Group, Inc.	10,877	68,510
Boditech Med, Inc.	681	7,414
Bohae Brewery Company, Ltd. (A)	5,800	8,378
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	49

	Shares	Value
South Korea (continued)
BoKwang Industry Company, Ltd.	2,974	$13,221
Bolak Company, Ltd.	5,496	11,209
Bookook Securities Company, Ltd.	968	18,073
Boryung Medience Company, Ltd. (A)	1,653	15,037
Boryung Pharmaceutical Company, Ltd.	635	5,645
Bosung Power Technology Company, Ltd. (A)	1,899	4,748
Brain Contents Company, Ltd. (A)	20,858	16,209
Bubang Company, Ltd. (A)	4,189	11,798
Busan City Gas Company, Ltd.	902	32,507
BYON Company, Ltd. (A)	4,585	6,957
Byucksan Corp.	3,406	8,978
CammSys Corp. (A)	9,399	15,952
Capro Corp.	3,485	15,300
Caregen Company, Ltd.	219	14,509
Castec Korea Company, Ltd.	2,649	8,796
Cell Biotech Company, Ltd.	375	10,170
Celltrion Pharm, Inc. (A)	417	22,430
Celltrion, Inc. (A)	6,809	1,235,210
Changhae Ethanol Company, Ltd.	1,995	23,746
Charm Engineering Company, Ltd. (A)	10,413	15,341
Cheil Worldwide, Inc.	2,237	49,802
Chemtronics Company, Ltd. (A)	1,041	6,506
Chemtros Company, Ltd. (A)	5,531	13,481
Cheryong Electric Company, Ltd.	496	3,681
ChinHung International, Inc. (A)	8,076	13,840
Chinyang Holdings Corp.	9,167	21,055
Choa Pharmaceutical Company (A)	887	3,842
Chokwang Paint, Ltd.	1,999	13,093
Chong Kun Dang Pharmaceutical Corp.	277	25,833
Chongkundang Holdings Corp.	428	25,590
Choong Ang Vaccine Laboratory	726	11,491
Chorokbaem Media Company, Ltd. (A)	6,781	10,475
Chosun Refractories Company, Ltd.	661	49,591
Chungdahm Learning, Inc.	580	10,587
CJ CGV Company, Ltd.	706	27,560
CJ CheilJedang Corp.	407	116,393
CJ Corp.	1,166	129,458
CJ ENM Company, Ltd.	207	43,830
CJ Freshway Corp.	785	21,921
CJ Hello Company, Ltd.	2,843	23,890
CJ Logistics Corp. (A)	239	40,319
CKD Bio Corp.	1,122	22,081
Clean & Science Company, Ltd.	436	5,829
CMG Pharmaceutical Company, Ltd. (A)	3,168	13,754
CODI-M Company, Ltd. (A)	20,317	17,492
Com2uS Corp.	261	28,232
50	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
Commax Company, Ltd.	2,799	$10,783
Coreana Cosmetics Company, Ltd. (A)	3,383	14,215
Cosmax BTI, Inc.	455	9,329
Cosmax, Inc.	175	22,762
Cosmecca Korea Company, Ltd.	261	6,435
CosmoAM&T Company, Ltd. (A)	970	15,031
Cosmochemical Company, Ltd. (A)	635	9,606
COSON Company, Ltd. (A)	581	5,316
Coway Company, Ltd.	1,621	136,228
COWELL FASHION Company, Ltd.	3,245	13,626
Crown Confectionery Company, Ltd.	1,748	16,373
CROWNHAITAI Holdings Company, Ltd.	594	6,673
CrucialTec Company, Ltd. (A)	17,423	16,777
CS Wind Corp.	207	5,511
CTC BIO, Inc. (A)	644	5,664
CTGen Company, Ltd. (A)	1,085	3,258
Cuckoo Holdings Company, Ltd. (A)	129	16,219
Cuckoo Homesys Company, Ltd. (A)	36	5,712
Curo Company, Ltd. (A)	21,005	10,225
CUROCOM Company, Ltd. (A)	8,580	10,970
Cymechs, Inc.	1,547	11,403
D.I. Corp.	3,718	13,066
DA Technology Company, Ltd. (A)	1,767	5,249
Dae Dong Industrial Company, Ltd. (A)	2,651	13,902
Dae Han Flour Mills Company, Ltd.	265	43,550
Dae Hwa Pharmaceutical Company, Ltd.	763	14,758
Dae Hyun Company, Ltd.	5,941	14,038
Dae Won Chemical Company, Ltd. (A)	9,868	15,587
Dae Won Kang Up Company, Ltd.	3,502	15,076
Dae Young Packaging Company, Ltd. (A)	4,196	4,449
Daea TI Company, Ltd.	1,930	12,506
Daechang Forging Company, Ltd.	330	11,863
Daeduck Electronics Company	3,713	33,630
Daegu Department Store (A)	1,516	11,532
Daehan New Pharm Company, Ltd. (A)	1,118	11,094
Daehan Steel Company, Ltd.	1,190	6,768
Dae-Il Corp.	1,624	9,844
Daejoo Electronic Materials Company, Ltd. (A)	405	7,465
Daekyo Company, Ltd.	5,255	30,869
Daelim B&Co Company, Ltd.	2,884	12,529
Daelim C&S Company, Ltd. (A)	1,406	14,436
Daelim Industrial Company, Ltd.	1,272	105,702
Daeryuk Can Company, Ltd. (A)	3,298	16,260
Daesang Corp.	1,153	28,318
Daesang Holdings Company, Ltd.	1,433	10,818
Daesung Energy Company, Ltd.	3,360	15,977
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	51

	Shares	Value
South Korea (continued)
Daesung Industrial Company, Ltd. (A)	2,875	$12,285
Daewon Cable Company, Ltd. (A)	2,197	3,190
Daewon Media Company, Ltd.	2,310	18,412
Daewon Pharmaceutical Company, Ltd.	3,541	52,216
Daewon San Up Company, Ltd. (A)	1,661	8,791
Daewoo Electronic Components Company, Ltd. (A)	5,628	12,540
Daewoo Engineering & Construction Company, Ltd. (A)	5,867	26,307
Daewoo Shipbuilding & Marine Engineering Company, Ltd. (A)	9,824	275,438
Daewoong Company, Ltd. (A)	1,309	23,247
Daewoong Pharmaceutical Company, Ltd. (A)	135	23,256
Daihan Pharmaceutical Company, Ltd.	428	14,474
Daishin Securities Company, Ltd. (A)	1,799	17,729
Daiyang Metal Company, Ltd. (A)	2,077	7,748
Danal Company, Ltd. (A)	13,984	45,666
Danawa Company, Ltd.	1,186	21,931
Daou Data Corp.	1,820	16,164
Daou Technology, Inc.	1,699	33,206
Dasan Networks, Inc. (A)	946	5,614
Dawonsys Company, Ltd.	926	12,246
Dayou Automotive Seat Technology Company, Ltd. (A)	9,729	9,492
DB Financial Investment Company, Ltd. (A)	3,443	14,291
DB HiTek Company, Ltd.	2,592	28,643
DB Insurance Company, Ltd.	5,286	340,459
DB, Inc. (A)	19,328	15,639
DCM Corp.	1,699	16,385
Deutsch Motors, Inc. (A)	2,601	14,533
Development Advance Solution Company, Ltd.	872	6,199
DGB Financial Group, Inc.	6,891	51,909
DHP Korea Company, Ltd.	549	5,295
Digital Chosun Company, Ltd. (A)	10,376	17,915
Digital Power Communications Company, Ltd.	2,581	14,426
DIO Corp. (A)	618	16,841
Display Tech Company, Ltd.	4,196	14,740
DMS Company, Ltd.	2,801	12,934
DNF Company, Ltd.	1,757	14,352
Dong A Eltek Company, Ltd.	876	7,318
Dong Ah Tire & Rubber Company, Ltd.	1,936	21,171
Dong-A Socio Holdings Company, Ltd. (A)	257	24,670
Dong-A ST Company, Ltd.	230	21,043
Dong-Ah Geological Engineering Company, Ltd.	855	12,842
Dongbang Transport Logistics Company, Ltd.	5,492	8,477
Dongbu Corp.	1,658	12,215
Dong-Il Corp. (A)	512	29,154
Dongil Industries Company, Ltd.	456	24,202
Dongjin Semichem Company, Ltd. (A)	1,855	16,727
DongKook Pharmaceutical Company, Ltd.	356	18,209
52	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
Dongkuk Industries Company, Ltd. (A)	10,593	$25,007
Dongkuk Steel Mill Company, Ltd. (A)	3,593	26,194
Dongkuk Structures & Construction Company, Ltd. (A)	4,042	10,757
Dongsuh Companies, Inc.	1,160	20,360
Dongsung Chemical Company, Ltd. (A)	1,620	20,137
DONGSUNG Corp. (A)	4,575	22,031
Dongsung Finetec Company, Ltd. (A)	639	4,860
Dongwha Enterprise Company, Ltd.	2,031	35,394
Dongwha Pharmaceutical Company, Ltd. (A)	1,513	13,163
Dongwon Development Company, Ltd.	14,664	54,899
Dongwon F&B Company, Ltd.	69	16,686
Dongwon Industries Company, Ltd.	102	20,380
Dongwon Systems Corp.	324	8,602
Dongyang E&P, Inc.	1,940	17,329
Dongyang Steel Pipe Company, Ltd. (A)	22,627	28,938
Doosan Bobcat, Inc.	1,712	48,542
Doosan Corp.	240	20,712
Doosan Heavy Industries & Construction Company, Ltd. (A)	6,410	47,095
Doosan Infracore Company, Ltd. (A)	8,556	57,762
DoubleUGames Company, Ltd.	350	19,072
Douzone Bizon Company, Ltd.	1,172	44,215
DRB Holding Company, Ltd.	7,357	42,930
DST ROBOT Company, Ltd. (A)	10,248	11,277
DTR Automotive Corp.	990	28,730
Duk San Neolux Company, Ltd. (A)	786	13,201
DY Corp.	2,484	13,129
DY POWER Corp.	1,051	14,074
e Tec E&C, Ltd.	168	13,979
E1 Corp.	642	33,328
Eagon Holdings Company, Ltd. (A)	10,839	34,823
Easy Bio, Inc. (A)	4,817	26,225
Ecopro Company, Ltd. (A)	781	22,522
e-Credible Company, Ltd.	1,274	19,095
Ehwa Technologies Information Company, Ltd. (A)	41,722	10,078
e-LITECOM Company, Ltd.	736	5,203
E-MART, Inc.	735	117,508
EM-Tech Company, Ltd.	1,048	13,729
EMW Company, Ltd. (A)(D)	8,120	17,060
Enerzent Company, Ltd. (A)	11,828	21,235
Enex Company, Ltd.	5,367	6,384
ENF Technology Company, Ltd.	1,124	15,284
Eo Technics Company, Ltd. (A)	333	17,429
Esmo Corp. (A)	1,396	7,999
Estechpharma Company, Ltd.	422	3,548
E-TRON Company, Ltd. (A)	32,140	4,944
Eugene Corp.	3,338	19,844
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	53

	Shares	Value
South Korea (continued)
Eugene Investment & Securities Company, Ltd. (A)	7,899	$18,474
Eugene Technology Company, Ltd.	1,539	16,612
Eusu Holdings Company, Ltd. (A)	3,066	21,180
EVERDIGM Corp.	1,528	8,681
F&F Company, Ltd.	346	20,217
Farmsco	2,027	15,052
FarmStory Company, Ltd. (A)	4,847	4,846
Feelingk Company, Ltd. (A)	4,835	9,110
Feelux Company, Ltd. (A)	1,369	14,290
Fila Korea, Ltd.	1,790	88,379
Fine Semitech Corp.	1,874	9,985
Fine Technix Company, Ltd. (A)	8,732	12,720
FN Republic Company, Ltd. (A)	4,757	7,840
Foosung Company, Ltd. (A)	2,863	20,719
Fursys, Inc.	719	19,783
Gabia, Inc. (A)	1,060	6,868
Gamevil, Inc. (A)	325	15,328
Gaon Cable Company, Ltd.	1,122	18,138
Genic Company, Ltd. (A)	831	6,422
Geumhwa PSC Company, Ltd. (A)	327	9,305
Gigalane Company, Ltd. (A)	6,681	11,935
GNCO Company, Ltd. (A)	3,240	5,146
GOLFZON Company, Ltd. (A)	304	11,210
Golfzon Newdin Holdings Company, Ltd. (A)	4,172	13,935
Good People Company, Ltd. (A)	2,008	8,464
Grand Korea Leisure Company, Ltd.	870	18,237
Green Cross Cell Corp.	117	5,557
Green Cross Corp.	186	24,933
Green Cross Holdings Corp.	976	22,665
GS Engineering & Construction Corp.	1,515	57,616
GS Global Corp.	4,428	11,068
GS Holdings Corp.	7,140	340,028
GS Home Shopping, Inc.	189	30,930
GS Retail Company, Ltd.	909	31,251
G-SMATT GLOBAL Company, Ltd. (A)	3,490	5,272
Gwangju Shinsegae Company, Ltd.	182	32,176
Hae In Corp.	703	3,808
HAESUNG DS Company, Ltd.	1,272	15,315
Haimarrow Food Service Company, Ltd.	7,718	15,707
Haitai Confectionery & Foods Company, Ltd.	671	6,676
Halla Corp. (A)	3,798	15,162
Halla Holdings Corp.	659	25,484
Han Kuk Carbon Company, Ltd.	2,412	17,033
Hana Financial Group, Inc.	16,291	562,341
Hana Micron, Inc. (A)	6,505	24,865
Hana Tour Service, Inc.	594	36,824
54	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
Hancom MDS, Inc.	492	$6,904
Hancom, Inc.	1,410	16,847
Handok, Inc.	440	11,068
Handsome Company, Ltd.	592	19,336
Hanil Cement Company, Ltd.	130	16,499
Hanil Holdings Company, Ltd.	261	13,830
Hanil Hyundai Cement Company, Ltd.	101	3,954
Hanil Vacuum Company, Ltd. (A)	11,633	15,337
Hanjin Heavy Industries & Construction Company, Ltd. (A)(D)	29,550	31,266
Hanjin Heavy Industries & Construction Holdings Company, Ltd. (A)	3,405	10,210
Hanjin Kal Corp. (A)	1,107	25,048
Hanjin Transportation Company, Ltd. (A)	479	18,130
Hankook Cosmetics Company, Ltd. (A)	1,011	10,988
Hankook Cosmetics Manufacturing Company, Ltd.	204	6,779
Hankook Shell Oil Company, Ltd.	74	21,840
Hankook Tire Company, Ltd.	2,685	101,962
Hankuk Paper Manufacturing Company, Ltd.	1,497	25,001
Hanmi Pharm Company, Ltd.	96	42,115
Hanmi Science Company, Ltd.	356	25,709
Hanmi Semiconductor Company, Ltd.	3,101	22,789
HanmiGlobal Company, Ltd.	473	4,769
Hanon Systems	7,452	82,415
Hans Biomed Corp.	412	9,027
Hansae Company, Ltd.	698	14,994
Hansae MK Company, Ltd.	1,588	10,784
Hansae Yes24 Holdings Company, Ltd.	769	6,022
Hanshin Construction Company, Ltd.	985	16,096
Hanshin Machinery Company (A)	5,448	11,995
Hansol Chemical Company, Ltd.	836	66,848
Hansol Holdings Company, Ltd. (A)	5,974	24,305
Hansol HomeDeco Company, Ltd.	12,437	16,005
Hansol Paper Company, Ltd.	1,635	25,831
Hansol Technics Company, Ltd. (A)	3,098	20,766
Hanssem Company, Ltd.	268	21,392
Hanwha Aerospace Company, Ltd. (A)	1,538	45,031
Hanwha Chemical Corp.	5,626	116,875
Hanwha Corp.	2,433	69,508
Hanwha Galleria Timeworld Company, Ltd.	193	5,562
Hanwha General Insurance Company, Ltd.	6,667	32,052
Hanwha Investment & Securities Company, Ltd. (A)	11,414	23,099
Hanwha Life Insurance Company, Ltd.	25,921	96,035
Hanyang Eng Company, Ltd.	1,161	14,489
Hanyang Securities Company, Ltd.	3,589	21,918
Harim Company, Ltd. (A)	4,762	12,905
Harim Holdings Company, Ltd.	2,199	24,141
HB Technology Company, Ltd.	4,557	14,668
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	55

	Shares	Value
South Korea (continued)
HDC Holdings Company, Ltd. (A)	2,820	$49,971
HDC Hyundai Engineering Plastics Company, Ltd. (A)	6,036	25,501
HDC I-Controls Company, Ltd. (A)	1,444	13,657
Heung-A Shipping Company, Ltd. (A)	66,228	23,635
Heungkuk Fire & Marine Insurance Company, Ltd. (A)	8,032	34,885
Hite Jinro Company, Ltd. (A)	2,643	41,597
Hitejinro Holdings Company, Ltd. (A)	3,155	21,785
HLB, Inc. (A)	361	28,790
Home Center Holdings Company, Ltd. (A)	5,835	7,994
Homecast Company, Ltd. (A)	1,134	4,693
Hotel Shilla Company, Ltd.	846	61,555
HS Industries Company, Ltd. (A)	3,265	22,799
HS R&A Company, Ltd. (A)	11,555	21,308
HSD Engine Company, Ltd. (A)	1,919	8,001
Huchems Fine Chemical Corp.	1,256	24,474
Hugel, Inc. (A)	57	17,749
Humax Company, Ltd. (A)	1,565	8,847
Humedix Company, Ltd.	948	23,206
Huneed Technologies (A)	2,215	19,020
Huons Company, Ltd.	2,703	176,029
Huons Global Company, Ltd.	1,773	68,160
Husteel Company, Ltd.	1,148	13,056
Huvis Corp.	1,370	9,126
Huvitz Company, Ltd.	672	5,094
Hwa Shin Company, Ltd.	6,498	14,682
Hwacheon Machine Tool Company, Ltd.	375	14,372
Hwail Pharm Company, Ltd.	2,270	13,696
Hwajin Company, Ltd. (A)(D)	8,174	22,239
Hwangkum Steel & Technology Company, Ltd. (A)	785	6,938
HwaSung Industrial Company, Ltd.	2,572	32,780
Hy-Lok Corp.	1,774	28,383
Hyosung Advanced Materials Corp. (A)	243	25,366
Hyosung Chemical Corp.	174	23,513
Hyosung Corp.	456	30,374
Hyosung Heavy Industries Corp. (A)	591	23,081
Hyosung TNC Company, Ltd.	189	28,198
HyosungITX Company, Ltd.	1,716	16,614
Hyundai Bioscience Company, Ltd. (A)	1,208	6,200
Hyundai BNG Steel Company, Ltd.	1,563	14,462
Hyundai Construction Equipment Company, Ltd.	601	28,718
Hyundai Corp.	702	16,804
Hyundai Corp. Holdings, Inc.	587	8,293
Hyundai Department Store Company, Ltd.	706	60,678
Hyundai Electric & Energy System Company, Ltd. (A)	677	18,290
Hyundai Elevator Company, Ltd. (A)	330	27,873
Hyundai Engineering & Construction Company, Ltd.	1,753	88,891
56	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
Hyundai Glovis Company, Ltd.	507	$62,803
Hyundai Greenfood Company, Ltd.	2,224	27,462
Hyundai Heavy Industries Company, Ltd. (A)	767	89,523
Hyundai Heavy Industries Holdings Company, Ltd.	407	130,542
Hyundai Home Shopping Network Corp.	441	42,703
Hyundai Hy Communications & Network Company, Ltd.	6,784	25,240
Hyundai Livart Furniture Company, Ltd.	1,313	24,423
Hyundai Marine & Fire Insurance Company, Ltd.	4,488	150,241
Hyundai Merchant Marine Company, Ltd. (A)	4,424	15,687
Hyundai Mipo Dockyard Company, Ltd.	934	51,605
Hyundai Mobis Company, Ltd.	996	195,010
Hyundai Motor Company	2,193	246,539
Hyundai Motor Securities Company, Ltd.	3,351	29,161
Hyundai Pharmaceutical Company, Ltd.	1,136	4,993
Hyundai Rotem Company, Ltd. (A)	712	16,356
Hyundai Steel Company	3,050	135,180
Hyundai Telecommunication Company, Ltd.	1,711	16,487
Hyundai Wia Corp.	1,183	45,646
HyVision System, Inc.	1,515	12,891
i3system, Inc.	1,056	16,611
ICD Company, Ltd.	1,712	15,661
IHQ, Inc.	4,680	8,184
Il Dong Pharmaceutical Company, Ltd.	2,264	40,776
IlDong Holdings Company, Ltd.	758	8,552
Iljin Diamond Company, Ltd. (A)	298	8,926
Iljin Display Company, Ltd. (A)	4,018	13,892
Iljin Electric Company, Ltd. (A)	3,454	10,778
Iljin Holdings Company, Ltd. (A)	2,767	9,331
Iljin Materials Company, Ltd. (A)	546	19,762
Ilshin Spinning Company, Ltd.	429	37,778
Ilsung Pharmaceuticals Company, Ltd. (A)	147	12,324
Ilyang Pharmaceutical Company, Ltd. (A)	639	16,880
IM Company, Ltd. (A)	9,508	11,902
iMarketKorea, Inc.	1,567	12,811
InBody Company, Ltd.	1,161	24,429
Industrial Bank of Korea	9,197	113,988
Infinitt Healthcare Company, Ltd. (A)	1,374	7,815
INITECH Company, Ltd.	3,266	18,694
Innocean Worldwide, Inc.	383	23,777
InnoWireless, Inc. (A)	671	12,406
Innox Advanced Materials Company, Ltd. (A)	1,902	86,725
Inscobee, Inc. (A)	4,497	22,999
Insun ENT Company, Ltd. (A)	1,874	11,263
Intelligent Digital Integrated Security Company, Ltd.	719	15,197
Interflex Company, Ltd. (A)	2,190	23,842
Interojo Company, Ltd.	2,929	62,869
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	57

	Shares	Value
South Korea (continued)
Interpark Corp.	1,705	$8,324
Interpark Holdings Corp.	7,419	16,357
INTOPS Company, Ltd.	1,885	20,853
Inzi Controls Company, Ltd.	1,903	12,764
Iones Company, Ltd. (A)	1,720	12,711
IS Dongseo Company, Ltd.	1,458	42,793
ISC Company, Ltd.	3,332	27,651
i-SENS, Inc.	526	11,203
ISU Chemical Company, Ltd.	968	8,679
IsuPetasys Company, Ltd.	1,131	5,482
It's Hanbul Company, Ltd. (A)	350	9,692
J.ESTINA Company, Ltd.	443	2,461
Jahwa Electronics Company, Ltd.	827	9,880
JASTECH, Ltd.	1,165	12,365
Jayjun Cosmetic Company, Ltd. (A)	1,190	11,833
JB Financial Group Company, Ltd.	11,063	58,415
JC Hyun System, Inc.	2,910	13,367
Jcontentree Corp. (A)	2,069	9,459
Jeil Pharma Holdings, Inc.	684	15,574
Jeil Savings Bank (A)(D)	1,850	0
Jeju Air Company, Ltd.	631	21,166
Jeju Semiconductor Corp. (A)	2,145	7,214
Jinro Distillers Company, Ltd.	623	15,872
Jinsung T.E.C. (A)	2,276	17,389
JLS Company, Ltd.	3,270	20,463
JoyCity Corp. (A)	450	4,863
JS Corp.	384	4,465
Jusung Engineering Company, Ltd.	2,598	16,644
JVM Company, Ltd.	284	9,195
JW Holdings Corp.	2,340	15,221
JW Life Science Corp.	981	21,312
JW Pharmaceutical Corp.	580	21,556
JYP Entertainment Corp.	1,091	27,627
Kakao Corp.	508	46,674
Kanglim Company, Ltd. (A)	1,810	5,464
Kangnam Jevisco Company, Ltd. (A)	939	22,489
Kangwon Land, Inc.	1,985	54,514
KAON Media Company, Ltd.	1,395	10,714
KB Financial Group, Inc.	9,192	362,283
KC Company, Ltd.	858	11,228
KC Cottrell Company, Ltd.	1,034	4,867
KC Green Holdings Company, Ltd.	2,730	10,240
KC Tech Company, Ltd.	460	6,064
KCC Corp.	231	65,552
KCC Engineering & Construction Company, Ltd.	812	5,763
KEC Corp. (A)	10,322	10,176
58	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
KEPCO Engineering & Construction Company, Inc. (A)	427	$10,004
KEPCO Plant Service & Engineering Company, Ltd. (A)	609	19,592
Keyang Electric Machinery Company, Ltd.	7,805	25,445
KEYEAST Company, Ltd. (A)	5,530	13,502
KG Chemical Corp. (A)	894	13,476
KG Eco Technology Service Company, Ltd.	4,138	12,091
Kginicis Company, Ltd.	1,735	22,294
KGMobilians Company, Ltd.	1,431	9,778
KH Vatec Company, Ltd. (A)	1,223	9,909
Kia Motors Corp.	5,889	191,272
KINX, Inc.	402	8,265
KISCO Corp.	6,368	33,313
KISCO Holdings Company, Ltd.	4,900	58,996
Kishin Corp.	3,196	11,434
KISWIRE, Ltd. (A)	1,181	28,849
Kiwi Media Group Company, Ltd. (A)	28,944	8,701
KIWOOM Securities Company, Ltd. (A)	528	37,955
KleanNara Company, Ltd. (A)	2,229	6,701
KM Corp.	1,216	7,730
KMH Company, Ltd.	2,358	16,531
Kocom Company, Ltd.	1,885	12,480
Kodaco Company, Ltd. (A)	7,499	18,608
Koentec Company, Ltd.	2,009	13,970
Koh Young Technology, Inc.	486	34,818
Kolmar BNH Company, Ltd. (A)	1,146	29,949
Kolmar Korea Company, Ltd. (A)	262	18,408
Kolmar Korea Holdings Company, Ltd. (A)	571	18,539
Kolon Corp.	705	21,817
Kolon Global Corp.	2,729	19,663
Kolon Industries, Inc.	907	43,526
Kolon Life Science, Inc. (A)	336	25,521
Kolon Plastic, Inc.	3,135	17,260
KoMiCo, Ltd.	583	14,142
KONA I Company, Ltd. (A)	1,166	11,657
Kook Soon Dang Brewery Company, Ltd.	6,299	21,722
Korea Aerospace Industries, Ltd.	1,205	39,417
Korea Alcohol Industrial Company, Ltd.	2,554	16,616
Korea Asset In Trust Company, Ltd.	18,731	71,256
Korea Autoglass Corp.	1,054	13,571
Korea Cast Iron Pipe Industries Company, Ltd.	688	6,231
Korea Circuit Company, Ltd. (A)	1,133	6,140
Korea District Heating Corp. (A)	685	36,334
Korea Electric Power Corp.	6,087	188,161
Korea Electric Terminal Company, Ltd.	438	21,730
Korea Electronic Certification Authority, Inc.	3,760	15,786
Korea Electronic Power Industrial Development Company, Ltd. (A)	4,893	16,750
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	59

	Shares	Value
South Korea (continued)
Korea Gas Corp.	1,048	$46,643
Korea Information & Communications Company, Ltd. (A)	2,714	22,395
Korea Information Certificate Authority, Inc.	1,030	4,000
Korea Investment Holdings Company, Ltd.	1,818	104,026
Korea Line Corp. (A)	1,420	28,931
Korea Materials & Analysis Corp. (A)	218	2,825
Korea Petrochemical Industrial Company, Ltd.	246	38,214
Korea Real Estate Investment & Trust Company, Ltd.	13,600	30,696
Korea United Pharm, Inc.	596	13,546
Korea Zinc Company, Ltd.	215	87,221
Korean Air Lines Company, Ltd. (A)	3,332	108,848
Korean Reinsurance Company	8,242	66,400
Kortek Corp.	1,000	12,706
KPM Tech Company, Ltd. (A)	4,649	5,360
KPX Chemical Company, Ltd.	431	22,304
KSS LINE, Ltd.	3,146	19,057
KT Corp.	1,250	31,576
KT Hitel Company, Ltd. (A)	5,175	23,152
KT Skylife Company, Ltd.	2,656	27,963
KT Submarine Company, Ltd.	4,928	14,992
KT&G Corp.	1,968	184,495
KTB Investment & Securities Company, Ltd. (A)	5,111	14,200
KTCS Corp.	7,253	15,480
Ktis Corp.	6,187	14,541
Kukbo Design Company, Ltd.	1,195	16,903
Kukdo Chemical Company, Ltd.	223	10,019
Kukdong Oil & Chemicals Company, Ltd. (A)	2,025	6,146
Kukje Pharma Company, Ltd.	3,250	13,015
Kumho Industrial Company, Ltd.	1,164	12,927
Kumho Petrochemical Company, Ltd.	675	57,342
Kumho Tire Company, Inc. (A)	6,125	27,807
Kumkang Kind Company, Ltd.	559	12,164
Kwang Dong Pharmaceutical Company, Ltd.	3,634	23,396
Kwang Myung Electric Company, Ltd. (A)	4,102	9,843
Kyeryong Construction Industrial Company, Ltd.	847	18,637
Kyobo Securities Company, Ltd.	2,275	19,424
Kyongbo Pharmaceutical Company, Ltd.	1,682	16,056
Kyung Dong Navien Company, Ltd.	334	13,982
Kyung Nam Pharm Company, Ltd. (A)(D)	2,808	42,943
Kyungbang Company, Ltd.	3,504	35,023
KyungDong City Gas Company, Ltd.	540	17,340
KyungDong Invest Company, Ltd.	382	14,363
Kyungdong Pharm Company, Ltd.	2,738	26,502
Kyung-In Synthetic Corp.	2,070	10,858
L&F Company, Ltd.	652	19,713
LB Semicon, Inc. (A)	3,114	14,227
60	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
Leaders Cosmetics Company, Ltd. (A)	484	$4,939
Lee Ku Industrial Company, Ltd. (A)	2,782	4,802
LEENO Industrial, Inc.	515	24,177
LF Corp.	1,828	41,265
LG Chem, Ltd.	1,290	447,158
LG Corp.	2,275	151,649
LG Display Company, Ltd.	5,753	108,546
LG Display Company, Ltd., ADR (C)	92,179	871,092
LG Electronics, Inc.	6,344	397,395
LG Hausys, Ltd.	473	27,564
LG Household & Health Care, Ltd.	198	219,035
LG Innotek Company, Ltd.	721	69,192
LG International Corp.	2,319	34,793
LG Uplus Corp.	6,136	81,718
LIG Nex1 Company, Ltd.	395	13,675
Lion Chemtech Company, Ltd.	1,315	10,655
Liveplex Company, Ltd. (A)	5,828	4,953
Lock&Lock Company, Ltd.	920	15,530
LOT Vacuum Company, Ltd.	1,595	11,785
Lotte Chemical Corp.	963	272,748
Lotte Chilsung Beverage Company, Ltd. (A)	45	63,708
Lotte Confectionery Company, Ltd. (A)	114	18,155
Lotte Corp.	433	20,426
LOTTE Fine Chemical Company, Ltd.	798	34,327
Lotte Food Company, Ltd. (A)	33	19,328
LOTTE Himart Company, Ltd.	604	26,283
Lotte Non-Life Insurance Company, Ltd. (A)	7,292	18,402
Lotte Shopping Company, Ltd.	301	51,089
LS Corp.	896	48,139
LS Industrial Systems Company, Ltd.	483	22,720
Lumens Company, Ltd. (A)	5,686	13,292
Lutronic Corp. (A)	1,586	15,475
Macrogen, Inc. (A)	723	23,168
Maeil Dairies Company, Ltd. (A)	256	17,976
Maeil Holdings Company, Ltd. (A)	2,310	23,485
Magicmicro Company, Ltd. (A)	2,534	3,664
MAKUS, Inc.	3,139	12,845
Mando Corp.	1,703	49,606
Mcnex Company, Ltd.	1,165	16,362
ME2ON Company, Ltd. (A)	2,810	15,206
Medy-Tox, Inc.	1,435	695,479
Meerecompany, Inc.	1,172	67,352
MegaStudy Company, Ltd. (A)	2,661	26,022
MegaStudyEdu Company, Ltd. (A)	785	23,261
Melfas, Inc. (A)	7,040	13,563
Meritz Financial Group, Inc.	6,271	71,343
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	61

	Shares	Value
South Korea (continued)
Meritz Fire & Marine Insurance Company, Ltd.	3,691	$72,500
Meritz Securities Company, Ltd.	14,894	60,752
META BIOMED Company, Ltd. (A)	3,669	10,840
Mgame Corp. (A)	5,090	15,215
Mi Chang Oil Industrial Company, Ltd. (A)	362	24,870
MiCo, Ltd.	2,851	17,760
Minwise Company, Ltd.	1,182	21,563
Mirae Asset Daewoo Company, Ltd.	18,361	123,269
Mirae Asset Life Insurance Company, Ltd.	6,888	31,834
Mirae Corp. (A)	104,717	15,995
Miwon Specialty Chemical Company, Ltd.	642	38,111
MK Electron Company, Ltd.	1,581	12,057
MNTech Company, Ltd. (A)	6,966	24,897
Mobase Company, Ltd.	3,720	15,459
Modetour Network, Inc.	724	15,443
Moorim P&P Company, Ltd.	2,438	14,388
Moorim Paper Company, Ltd.	5,443	16,302
Motonic Corp.	911	8,539
MP Hankang Company, Ltd. (A)	5,337	7,491
Muhak Company, Ltd.	2,239	28,448
Multicampus Corp.	422	19,676
MyungMoon Pharm Company, Ltd. (A)	862	4,251
Namhae Chemical Corp. (A)	1,084	11,664
Namsun Aluminum Company, Ltd. (A)	3,957	8,079
Namyang Dairy Products Company, Ltd. (A)	49	27,308
NanoenTek, Inc. (A)	2,187	9,975
Nasmedia Company, Ltd.	634	19,366
NAVER Corp.	2,953	348,908
NCSoft Corp.	388	159,090
NeoPharm Company, Ltd. (A)	409	17,440
Neowiz (A)	1,353	16,333
NEOWIZ HOLDINGS Corp. (A)	2,160	26,209
NEPES Corp. (A)	1,937	21,235
Netmarble Corp. (A)(B)	311	32,553
New Power Plasma Company, Ltd. (A)	220	3,330
Nexen Corp.	5,489	29,862
Nexen Tire Corp.	4,056	34,573
Next Entertainment World Company, Ltd. (A)	1,937	8,436
Next Science Company, Ltd. (A)	2,674	15,186
NextEye Company, Ltd.	6,041	12,460
Nexturn Company, Ltd.	1,224	13,213
NH Investment & Securities Company, Ltd.	6,739	78,052
NHN Entertainment Corp. (A)	1,035	68,051
NHN KCP Corp.	6,773	76,040
NICE Holdings Company, Ltd. (A)	1,125	17,897
Nice Information & Telecommunication, Inc. (A)	1,696	31,793
62	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
NICE Information Service Company, Ltd. (A)	1,825	$16,782
NICE Total Cash Management Company, Ltd. (A)	2,194	17,687
NK Company, Ltd. (A)	6,226	10,093
Nong Shim Holdings Company, Ltd.	573	42,632
Nong Woo Bio Company, Ltd. (A)	564	6,161
NongShim Company, Ltd.	117	27,965
Noroo Holdings Company, Ltd. (A)	556	6,592
NOROO Paint & Coatings Company, Ltd. (A)	1,851	13,996
NS Shopping Company, Ltd.	2,799	30,715
Nuri Telecom Company, Ltd.	2,165	13,161
NUTRIBIOTECH Company, Ltd.	1,250	18,648
OCI Company, Ltd.	949	91,023
Omnisystem Company, Ltd. (A)	7,529	13,999
Openbase, Inc.	5,628	11,809
Opto Device Technology Company, Ltd.	2,920	14,625
OPTRON-TEC, Inc.	2,457	13,099
Orientbio, Inc. (A)	17,976	8,493
Orion Corp.	804	79,636
Orion Holdings Corp.	1,265	21,420
OSANGJAIEL Company, Ltd. (A)	1,410	9,498
Osstem Implant Company, Ltd. (A)	379	17,742
Osung Advanced Materials Company, Ltd. (A)	7,214	14,417
Ottogi Corp.	87	59,047
Paik Kwang Industrial Company, Ltd.	3,130	7,711
Pan Ocean Company, Ltd. (A)	9,495	36,492
Pang Rim Company, Ltd.	5,380	11,175
Pan-Pacific Company, Ltd.	5,799	13,993
Paradise Company, Ltd.	1,307	21,357
Partron Company, Ltd.	4,282	37,665
Paru Company, Ltd. (A)	2,608	6,017
Pearl Abyss Corp. (A)	209	33,462
People & Technology, Inc. (A)	1,431	14,927
PHARMA RESEARCH PRODUCTS Company, Ltd.	170	5,848
PNE Solution Company, Ltd. (A)	1,649	18,086
Pobis TNC Company, Ltd. (A)	5,742	10,825
Poonglim Industrial Company, Ltd. (A)(D)	276	20
Poongsan Corp.	1,263	35,744
Poongsan Holdings Corp.	1,049	37,310
POSCO	1,825	426,392
POSCO Chemtech Company, Ltd.	848	51,932
POSCO Coated & Color Steel Company, Ltd.	1,383	25,802
Posco Daewoo Corp.	2,002	33,681
Posco ICT Company, Ltd.	4,009	20,588
Posco M-Tech Company, Ltd.	2,114	14,347
Power Logics Company, Ltd. (A)	1,809	12,406
Protec Company, Ltd.	1,186	19,550
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	63

	Shares	Value
South Korea (continued)
PS TEC Company, Ltd.	3,857	$16,204
PSK, Inc.	1,703	21,180
Pulmuone Company, Ltd.	201	16,501
Pyeong Hwa Automotive Company, Ltd.	901	6,458
RaonSecure Company, Ltd. (A)	7,358	20,391
Rayence Company, Ltd.	1,256	17,773
Redrover Company, Ltd. (A)	11,926	14,528
Reyon Pharmaceutical Company, Ltd.	776	12,637
RFHIC Corp.	538	13,838
RFTech Company, Ltd. (A)	2,761	14,202
Robostar Company, Ltd.	507	10,453
S Net Systems, Inc.	4,142	17,020
S&T Corp. (A)	1,523	17,792
S&T Dynamics Company, Ltd.	7,663	48,254
S&T Holdings Company, Ltd.	2,469	28,199
S&T Motiv Company, Ltd.	643	20,623
S.Y. Panel Company, Ltd. (A)	981	4,946
S-1 Corp.	1,084	98,280
Sajo Industries Company, Ltd.	407	20,151
Sajodongaone Company, Ltd. (A)	8,289	10,491
SAJOHAEPYO Corp.	1,028	9,184
Sam Chun Dang Pharm Company, Ltd.	567	25,544
SAM KANG M&T Company, Ltd. (A)	1,722	7,080
Sam Kwang Glass Company, Ltd.	592	21,270
Sam Young Electronics Company, Ltd.	1,158	12,811
Sam Yung Trading Company, Ltd.	3,507	47,986
Sambo Motors Company, Ltd.	1,609	11,294
Sambon Precision & Electronics Company, Ltd. (A)	1,293	3,681
Samchully Company, Ltd. (A)	513	43,536
Samchuly Bicycle Company, Ltd. (A)	2,156	13,341
Samho Development Company, Ltd.	1,773	7,864
Samho International Company, Ltd.	1,644	22,576
SAMHWA Paints Industrial Company, Ltd.	5,759	33,314
Samick Musical Instruments Company, Ltd.	9,465	15,546
Samick THK Company, Ltd.	1,534	16,887
Samji Electronics Company, Ltd. (A)	2,044	18,781
Samjin LND Company, Ltd.	6,451	13,773
Samjin Pharmaceutical Company, Ltd. (A)	502	18,053
Samkee Automotive Company, Ltd. (A)	2,037	5,087
Sammok S-Form Company, Ltd.	1,048	12,564
SAMPYO Cement Company, Ltd. (A)	5,654	21,523
Samsung C&T Corp.	1,115	114,411
Samsung Card Company, Ltd.	1,362	41,200
Samsung Electro-Mechanics Company, Ltd.	1,238	117,661
Samsung Electronics Company, Ltd.	254,516	10,186,196
Samsung Engineering Company, Ltd. (A)	1,511	21,071
64	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
Samsung Fire & Marine Insurance Company, Ltd.	1,423	$381,387
Samsung Heavy Industries Company, Ltd. (A)	9,916	80,595
Samsung Life Insurance Company, Ltd.	1,506	118,755
Samsung Pharmaceutical Company, Ltd. (A)	3,416	8,304
Samsung SDI Company, Ltd.	822	173,281
Samsung SDS Company, Ltd.	449	91,857
Samsung Securities Company, Ltd.	2,538	78,111
SAMT Company, Ltd.	5,773	8,641
Samwha Capacitor Company, Ltd.	526	28,693
Samwha Electric Company, Ltd.	273	5,217
Samyang Corp.	486	27,293
Samyang Foods Company, Ltd.	292	16,968
Samyang Holdings Corp.	435	32,565
Samyang Tongsang Company, Ltd.	690	26,542
Sang-A Frontec Company, Ltd.	430	6,215
Sangbo Corp. (A)	1,493	2,504
Sangsangin Company, Ltd. (A)	1,602	29,818
Sangsin Brake	4,958	19,127
Sangsin Energy Display Precision Company, Ltd.	990	10,110
SaraminHR Company, Ltd.	1,326	21,730
Satrec Initiative Company, Ltd.	1,356	19,864
SAVEZONE I&C CORP. (A)	7,060	24,744
SBI Investment Korea Company, Ltd. (A)	23,259	17,128
SBS Media Holdings Company, Ltd. (A)	12,012	24,758
SBW (A)	16,919	15,759
S-Connect Company, Ltd. (A)	6,872	14,089
SD Biotechnologies Company, Ltd. (A)	1,103	9,604
SDN Company, Ltd. (A)	13,238	19,996
Seah Besteel Corp.	1,593	27,320
SeAH Holdings Corp.	740	62,496
SeAH Steel Corp.	352	20,132
SeAH Steel Holdings Corp. (A)	223	10,452
Sebang Company, Ltd.	2,983	35,797
Sebang Global Battery Company, Ltd.	496	18,278
Sebo Manufacturing Engineer Corp.	1,674	15,307
Seegene, Inc. (A)	879	16,823
Sejong Industrial Company, Ltd.	995	6,267
Sejong Telecom, Inc. (A)	29,953	13,650
Sekonix Company, Ltd. (A)	3,353	24,814
Sempio Foods Company	767	20,605
S-Energy Company, Ltd.	2,586	13,641
Seobu T&D (A)	8,517	69,248
Seohan Company, Ltd. (A)	9,774	16,603
Seohee Construction Company, Ltd. (A)	18,520	19,788
Seojin System Company, Ltd. (A)	696	11,307
Seoul Semiconductor Company, Ltd. (A)	1,598	33,724
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	65

	Shares	Value
South Korea (continued)
Seoulin Bioscience Company, Ltd.	1,309	$12,091
SEOWONINTECH Company, Ltd.	2,979	13,261
Seoyon Company, Ltd. (A)	4,762	17,944
Seoyon E-Hwa Company, Ltd. (A)	1,965	8,734
Sewon Cellontech Company, Ltd. (A)	2,245	7,693
SEWOONMEDICAL Company, Ltd.	1,931	6,684
SFA Engineering Corp.	833	30,812
SFA Semicon Company, Ltd. (A)	16,665	24,561
SFC Company, Ltd. (A)	3,804	10,090
SG Corp. (A)	19,886	14,134
SG&G Corp. (A)	3,440	7,179
SGA Company, Ltd. (A)	18,302	8,812
SH Energy & Chemical Company, Ltd. (A)	12,485	12,207
Shin Poong Pharmaceutical Company, Ltd. (A)	1,448	10,176
Shindaeyang Paper Company, Ltd. (A)	237	15,449
Shinhan Financial Group Company, Ltd.	5,650	219,730
Shinhan Financial Group Company, Ltd., ADR (C)	4,986	194,404
Shinil Industrial Company, Ltd.	4,362	5,739
Shinsegae Engineering & Construction Company, Ltd.	620	15,422
Shinsegae Food Company, Ltd.	212	17,172
Shinsegae Information & Communication Company, Ltd.	72	9,050
Shinsegae International, Inc.	109	21,994
Shinsegae, Inc.	301	76,326
Shinsung E&G Company, Ltd. (A)	15,530	15,385
Shinsung Tongsang Company, Ltd. (A)	21,954	19,098
Shinwha Intertek Corp. (A)	9,160	14,190
Shinwon Construction Company, Ltd. (A)	3,442	13,069
Shinwon Corp. (A)	4,761	9,304
Shinyoung Securities Company, Ltd.	904	48,714
SHOWBOX Corp.	5,970	17,289
Signetics Corp. (A)	16,256	17,601
Silicon Works Company, Ltd.	652	24,901
Silla Company, Ltd.	2,034	26,035
SIMMTECH Company, Ltd.	1,480	8,908
SIMPAC, Inc.	7,596	18,119
Sindoh Company, Ltd.	1,061	46,117
SK Bioland Company, Ltd.	727	11,854
SK D&D Company, Ltd.	481	12,849
SK Discovery Company, Ltd.	1,163	29,779
SK Gas, Ltd.	1,914	136,771
SK Holdings Company, Ltd.	757	183,415
SK Hynix, Inc.	19,642	1,220,345
SK Innovation Company, Ltd.	3,098	516,898
SK Materials Company, Ltd.	267	40,568
SK Networks Company, Ltd.	6,697	35,091
SK Securities Company, Ltd. (A)	33,889	21,784
66	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
SK Telecom Company, Ltd.	644	$149,159
SKC Company, Ltd.	1,009	34,679
SKC Solmics Company, Ltd. (A)	3,773	13,478
SKCKOLONPI, Inc.	558	17,075
SL Corp. (A)	916	17,155
SM Entertainment Company, Ltd. (A)	668	27,615
S-MAC Company, Ltd. (A)	13,579	12,908
SMCore, Inc.	1,300	12,468
SMEC Company, Ltd.	5,412	13,905
SNU Precision Company, Ltd. (A)	3,512	9,134
S-Oil Corp.	1,322	117,195
Solborn, Inc. (A)	3,873	16,872
Solco Biomedical Company, Ltd. (A)	37,159	9,895
Solid, Inc. (A)	4,202	12,129
Songwon Industrial Company, Ltd.	862	15,767
Soulbrain Company, Ltd.	719	32,743
SPC Samlip Company, Ltd. (A)	232	23,487
SPG Company, Ltd.	2,166	15,001
Spigen Korea Company, Ltd.	296	16,344
Ssangyong Cement Industrial Company, Ltd.	4,522	25,430
Ssangyong Motor Company (A)	3,936	17,726
ST Pharm Company, Ltd.	358	7,043
Suheung Company, Ltd.	920	20,886
Sun Kwang Company, Ltd.	1,615	25,408
Sunchang Corp.	1,434	7,265
SundayToz Corp. (A)	201	4,174
Sung Bo Chemicals Company, Ltd. (A)	3,550	17,677
Sung Kwang Bend Company, Ltd.	2,199	20,316
Sungchang Enterprise Holdings, Ltd. (A)	16,319	31,490
Sungdo Engineering & Construction Company, Ltd.	1,070	5,402
Sungshin Cement Company, Ltd.	1,538	14,564
Sungwoo Hitech Company, Ltd.	6,093	22,740
Sunjin Company, Ltd.	4,393	44,895
Sunny Electronics Corp. (A)	1,058	2,527
Supex BNP Company, Ltd. (A)	11,653	8,264
Suprema HQ, Inc. (A)	2,842	18,217
Suprema, Inc. (A)	558	11,234
SurplusGlobal, Inc.	2,117	5,995
Synopex, Inc. (A)	6,863	19,816
Systems Technology, Inc.	787	7,582
Tae Kyung Industrial Company, Ltd.	2,630	13,320
Taekwang Industrial Company, Ltd. (A)	45	60,095
Taewoong Company, Ltd. (A)	2,151	20,531
Taeyoung Engineering & Construction Company, Ltd.	2,609	27,546
Taihan Electric Wire Company, Ltd. (A)	15,121	15,248
Taihan Fiberoptics Company, Ltd. (A)	3,088	13,872
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	67

	Shares	Value
South Korea (continued)
Taihan Textile Company, Ltd. (A)	990	$12,393
Tailim Packaging Company, Ltd. (A)	2,077	8,575
TBH Global Company, Ltd. (A)	6,290	15,245
TechWing, Inc.	1,236	12,567
Telechips, Inc.	543	4,500
Tellus Company, Ltd. (A)	2,891	2,621
TES Company, Ltd.	1,540	21,515
Tesna Company, Ltd.	662	15,269
The LEADCorp., Inc.	5,571	27,079
The WillBes & Company (A)	6,971	8,662
Theragen Etex Company, Ltd. (A)	1,048	11,265
Thinkware Systems Corp. (A)	1,825	13,132
TK Chemical Corp. (A)	4,083	9,008
TK Corp.	1,609	14,869
Tokai Carbon Korea Company, Ltd.	315	18,015
Tong Yang Moolsan Company, Ltd. (A)	6,332	11,046
Tongyang Life Insurance Company, Ltd.	7,524	32,262
Tongyang pile, Inc. (A)	893	4,310
Tongyang, Inc. (A)	13,328	22,517
Tonymoly Company, Ltd.	1,162	14,554
Top Engineering Company, Ltd.	1,152	8,439
Toptec Company, Ltd.	1,541	13,892
Tovis Company, Ltd.	2,914	18,337
TS Corp.	1,276	23,119
T'way Holdings, Inc. (A)	4,157	9,997
UBCare Company, Ltd. (A)	1,939	8,402
Ubiquoss Holdings, Inc.	528	5,796
Ubiquoss, Inc.	506	15,060
Ugint Company, Ltd. (A)	19,279	12,017
UIL Company, Ltd.	3,248	14,361
Uju Electronics Company, Ltd.	3,311	26,697
Unick Corp. (A)	1,531	12,166
Unid Company, Ltd.	821	33,112
Union Semiconductor Equipment & Materials Company, Ltd.	2,789	11,068
Uniquest Corp.	2,357	15,128
Unison Company, Ltd. (A)	9,215	12,098
UniTest, Inc.	2,037	26,594
Value Added Technology Company, Ltd. (A)	533	11,243
Viatron Technologies, Inc. (A)	2,376	23,313
Vieworks Company, Ltd.	627	19,108
Visang Education, Inc.	3,857	25,197
Vitzro Tech Company, Ltd. (A)	831	4,471
Vitzrocell Company, Ltd. (A)	1,287	12,065
W Holding Company, Ltd. (A)	37,465	17,852
Webzen, Inc. (A)	1,268	23,370
WeMade Entertainment Company, Ltd.	670	29,081
68	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
Whanin Pharmaceutical Company, Ltd.	637	$10,556
Winix, Inc.	1,168	15,816
Wins Company, Ltd.	954	10,757
WiSoL Company, Ltd.	1,676	23,460
WIZIT Company, Ltd. (A)	3,288	3,503
Won Ik Corp. (A)	1,072	4,856
WONIK CUBE Corp. (A)	1,133	2,597
Wonik Holdings Company, Ltd. (A)	3,450	12,736
WONIK IPS Company, Ltd. (A)	4,214	86,265
Wonik Materials Company, Ltd. (A)	871	18,581
Wonik QnC Corp. (A)	1,066	12,257
Woongjin Company, Ltd. (A)	7,815	16,100
Woongjin Energy Company, Ltd. (A)	2,513	3,885
Woongjin Thinkbig Company, Ltd. (A)	7,172	21,803
Woori Financial Group, Inc. (A)	50,185	660,388
Woori Financial Group, Inc., ADR	2,563	100,752
Woori Investment Bank Company, Ltd. (A)	13,076	8,757
Woori Technology, Inc. (A)	3,129	3,762
Wooridul Pharmaceutical, Ltd. (A)	1,638	11,886
Woorison F&G Company, Ltd. (A)	7,322	11,162
Woory Industrial Company, Ltd.	508	14,826
Wooshin Systems Company, Ltd.	1,951	11,347
WooSung Feed Company, Ltd. (A)	5,600	13,178
Y G-1 Company, Ltd.	2,396	21,921
YeaRimDang Publishing Company, Ltd. (A)	1,353	7,722
YES24 Company, Ltd.	2,091	8,933
Yest Company, Ltd. (A)	1,399	11,877
YG Entertainment, Inc.	319	11,928
YG PLUS (A)	7,488	13,489
YIK Corp. (A)	4,289	13,386
YJM Games Company, Ltd. (A)	1,588	2,962
YMC Company, Ltd.	1,769	12,353
Yong Pyong Resort Company, Ltd.	1,056	7,437
Yonwoo Company, Ltd. (A)	808	18,381
Yoosung Enterprise Company, Ltd. (A)	10,501	26,379
Youlchon Chemical Company, Ltd.	1,153	13,777
Young In Frontier Company, Ltd. (A)	841	4,391
Young Poong Corp. (A)	45	31,612
Young Poong Precision Corp. (A)	1,247	9,933
Youngone Corp.	961	29,964
Youngone Holdings Company, Ltd. (A)	1,873	102,869
Yuanta Securities Korea Company, Ltd. (A)	8,310	24,303
Yuhan Corp.	151	34,948
YuHwa Securities Company, Ltd. (A)	2,191	25,194
Yungjin Pharmaceutical Company, Ltd. (A)	3,547	20,875
Yuyang DNU Company, Ltd. (A)	1,448	12,483
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	69

	Shares	Value
South Korea (continued)
Yuyu Pharma, Inc.	328	$3,637
Zeus Company, Ltd.	624	7,790
Spain 0.0%		65,062
AmRest Holdings SE (A)	6,051	65,062
Taiwan 9.1%		41,430,660
ABC Taiwan Electronics Corp.	17,420	14,613
Ability Enterprise Company, Ltd.	72,782	33,456
Ability Opto-Electronics Technology Company, Ltd.	6,621	12,443
AcBel Polytech, Inc.	36,000	25,068
Accton Technology Corp.	19,796	69,310
Acer, Inc. (A)	117,510	77,236
ACES Electronic Company, Ltd.	13,000	10,744
Acon Holding, Inc. (A)	46,000	9,096
Acter Company, Ltd.	3,550	21,858
Actron Technology Corp.	5,300	20,128
A-DATA Technology Company, Ltd.	18,242	25,758
Addcn Technology Company, Ltd.	5,000	42,783
Adlink Technology, Inc.	5,920	8,720
Advanced Ceramic X Corp.	4,000	33,827
Advanced International Multitech Company, Ltd.	29,000	39,497
Advanced Lithium Electrochemistry Cayman Company, Ltd. (A)	6,000	3,611
Advanced Optoelectronic Technology, Inc.	9,000	4,961
Advanced Wireless Semiconductor Company	10,000	15,214
Advancetek Enterprise Company, Ltd.	76,761	38,024
Advantech Company, Ltd.	8,854	67,457
Aerospace Industrial Development Corp.	48,000	52,056
AGV Products Corp. (A)	124,286	28,708
Airtac International Group	5,736	70,531
Alchip Technologies, Ltd.	5,000	13,941
Alcor Micro Corp.	12,000	6,909
ALI Corp. (A)	47,000	18,980
All Ring Tech Company, Ltd.	18,000	27,749
Allied Circuit Company, Ltd.	3,000	6,547
Allis Electric Company, Ltd.	16,000	7,259
Alltek Technology Corp.	44,803	27,274
Alltop Technology Company, Ltd.	11,000	22,298
Alpha Networks, Inc.	32,000	19,471
Altek Corp.	20,000	17,642
Amazing Microelectronic Corp.	7,472	17,794
AMPOC Far-East Company, Ltd.	33,000	28,016
AmTRAN Technology Company, Ltd. (A)	85,775	34,384
Anderson Industrial Corp.	28,000	9,429
Anpec Electronics Corp.	9,465	19,583
Apacer Technology, Inc.	15,635	17,345
70	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
APAQ Technology Company, Ltd.	13,686	$14,737
APCB, Inc.	23,000	20,598
Apex Biotechnology Corp.	8,060	9,689
Apex International Company, Ltd. (A)	16,030	22,972
Apex Science & Engineering	103,124	28,897
Arcadyan Technology Corp.	8,379	24,842
Ardentec Corp.	31,363	30,480
ASE Technology Holding Company, Ltd., ADR (A)	116,793	470,676
Asia Cement Corp.	52,608	66,017
Asia Optical Company, Inc.	9,710	24,250
Asia Pacific Telecom Company, Ltd. (A)	108,000	24,907
Asia Polymer Corp.	122,171	57,696
Asia Tech Image, Inc.	12,000	16,034
Asia Vital Components Company, Ltd.	19,667	21,519
ASMedia Technology, Inc.	2,260	42,404
ASPEED Technology, Inc.	2,000	44,917
ASROCK, Inc.	6,000	12,012
Asustek Computer, Inc.	14,528	103,089
Aten International Company, Ltd.	8,000	24,148
AU Optronics Corp.	784,000	286,896
AU Optronics Corp., ADR (C)	33,512	121,984
Audix Corp.	27,560	35,261
AURAS Technology Company, Ltd.	8,000	30,990
Aurora Corp.	12,600	37,725
Avermedia Technologies, Inc. (A)	59,000	21,901
Avision, Inc. (A)	50,916	7,252
AVY Precision Technology, Inc.	10,380	12,088
Awea Mechantronic Company, Ltd.	6,615	6,623
Axiomtek Company, Ltd.	18,000	33,249
Bank of Kaohsiung Company, Ltd.	190,147	59,071
Basso Industry Corp.	8,700	14,353
BenQ Materials Corp.	19,000	14,499
BES Engineering Corp.	98,200	25,302
Bin Chuan Enterprise Company, Ltd.	17,000	11,223
Biostar Microtech International Corp.	75,000	25,253
Bioteque Corp.	6,000	22,067
Boardtek Electronics Corp. (A)	8,000	8,649
Bright Led Electronics Corp.	40,000	15,174
Brighton-Best International Taiwan, Inc.	19,817	23,091
C Sun Manufacturing, Ltd.	34,000	30,611
Cameo Communications, Inc. (A)	65,000	18,739
Capital Futures Corp.	9,600	14,460
Capital Securities Corp.	213,826	64,196
Career Technology MFG. Company, Ltd.	28,174	27,235
Casetek Holdings, Ltd.	15,378	24,022
Caswell, Inc.	3,000	9,761
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	71

	Shares	Value
Taiwan (continued)
Catcher Technology Company, Ltd.	32,000	$242,930
Cathay Chemical Works	63,000	39,208
Cathay Financial Holding Company, Ltd.	128,619	188,817
Cathay Real Estate Development Company, Ltd.	41,000	27,523
Celxpert Energy Corp.	8,000	9,395
Center Laboratories, Inc. (A)	9,611	24,461
Central Reinsurance Company, Ltd.	37,666	21,762
Chailease Holding Company, Ltd.	47,959	188,398
Chain Chon Industrial Company, Ltd.	44,000	13,297
ChainQui Construction Development Company, Ltd.	13,480	12,141
Champion Building Materials Company, Ltd. (A)	87,852	20,020
Chang Hwa Commercial Bank, Ltd.	125,558	75,344
Chang Wah Electromaterials, Inc.	6,909	31,582
Chang Wah Technology Company, Ltd.	6,000	51,850
Channel Well Technology Company, Ltd.	21,000	16,738
Chant Sincere Company, Ltd.	11,000	8,896
Charoen Pokphand Enterprise	11,465	19,848
Chaun-Choung Technology Corp.	7,000	30,958
CHC Healthcare Group	12,000	12,735
CHC Resources Corp.	20,500	36,378
Chen Full International Company, Ltd.	11,000	13,575
Chenbro Micom Company, Ltd.	8,000	13,512
Cheng Loong Corp.	55,480	36,304
Cheng Mei Materials Technology Corp. (A)	46,050	17,386
Cheng Shin Rubber Industry Company, Ltd.	185,031	262,980
Cheng Uei Precision Industry Company, Ltd.	45,335	42,313
Chenming Mold Industry Corp.	44,000	23,407
Chia Chang Company, Ltd.	10,000	12,087
Chia Hsin Cement Corp.	89,089	40,112
Chian Hsing Forging Industrial Company, Ltd.	4,000	7,068
Chicony Electronics Company, Ltd.	20,455	45,114
Chicony Power Technology Company, Ltd.	16,305	25,904
Chieftek Precision Company, Ltd.	6,250	19,101
Chien Kuo Construction Company, Ltd.	106,872	34,362
Chilisin Electronics Corp.	8,270	23,540
Chime Ball Technology Company, Ltd.	14,646	22,992
China Airlines, Ltd.	186,820	61,307
China Bills Finance Corp.	151,000	70,434
China Chemical & Pharmaceutical Company, Ltd.	24,000	14,715
China Development Financial Holding Corp.	311,531	100,826
China Electric Manufacturing Corp.	87,000	26,781
China Fineblanking Technology Company, Ltd.	17,170	19,537
China General Plastics Corp.	22,930	17,525
China Life Insurance Company, Ltd.	72,100	67,236
China Man-Made Fiber Corp.	53,270	17,220
China Metal Products Company, Ltd.	14,966	18,437
72	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
China Motor Corp.	70,905	$55,790
China Petrochemical Development Corp. (A)	142,045	50,397
China Steel Chemical Corp.	11,000	48,166
China Steel Corp.	304,038	251,437
China Steel Structure Company, Ltd.	7,000	6,083
Chinese Maritime Transport, Ltd.	19,000	18,398
Ching Feng Home Fashions Company, Ltd. (A)	11,000	9,277
Chin-Poon Industrial Company, Ltd.	28,642	38,381
Chipbond Technology Corp.	30,000	65,293
ChipMOS Technologies, Inc.	23,638	19,506
Chong Hong Construction Company, Ltd.	12,024	33,894
Chroma ATE, Inc.	17,440	72,266
Chun YU Works & Company, Ltd.	108,000	73,214
Chun Yuan Steel	191,381	64,943
Chung Hung Steel Corp. (A)	91,226	35,639
Chung Hwa Pulp Corp.	104,898	34,047
Chung-Hsin Electric & Machinery Manufacturing Corp.	56,125	37,506
Chunghwa Chemical Synthesis & Biotech Company, Ltd.	16,000	12,990
Chunghwa Picture Tubes, Ltd. (A)	2,594,320	50,113
Chunghwa Precision Test Tech Company, Ltd.	2,000	26,935
Chunghwa Telecom Company, Ltd.	158,000	549,137
Chunghwa Telecom Company, Ltd., ADR (C)	13,238	460,947
Chyang Sheng Dyeing & Finishing Company, Ltd.	62,000	29,643
Cleanaway Company, Ltd.	6,000	34,081
Clevo Company (A)	108,120	105,021
CMC Magnetics Corp. (A)	110,536	23,926
Collins Company, Ltd.	60,797	19,990
Compal Electronics, Inc.	143,895	89,034
Compeq Manufacturing Company, Ltd.	71,000	52,014
Compucase Enterprise	13,000	11,336
Concord Securities Company, Ltd.	125,185	29,985
Concraft Holding Company, Ltd.	4,750	17,487
Continental Holdings Corp.	48,950	23,784
Contrel Technology Company, Ltd. (A)	18,000	11,097
Coremax Corp.	8,543	27,644
Coretronic Corp.	22,000	33,113
Co-Tech Development Corp.	21,743	22,892
Coxon Precise Industrial Company, Ltd. (A)	51,231	26,619
Creative Sensor, Inc.	17,000	12,108
CSBC Corp. Taiwan (A)	72,453	66,757
CTBC Financial Holding Company, Ltd.	404,967	273,681
CTCI Corp.	32,000	50,049
Cub Elecparts, Inc.	3,773	37,966
CviLux Corp.	24,200	20,418
CX Technology Company, Ltd.	12,297	9,506
Cyberlink Corp.	10,326	23,542
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	73

	Shares	Value
Taiwan (continued)
CyberPower Systems, Inc.	9,000	$23,941
CyberTAN Technology, Inc.	38,000	19,167
Cypress Technology Company, Ltd.	4,500	12,240
DA CIN Construction Company, Ltd.	26,000	17,065
Dadi Early-Childhood Education Group, Ltd.	6,299	45,225
Dafeng TV, Ltd.	21,097	24,043
Da-Li Development Company, Ltd.	26,710	26,591
Danen Technology Corp. (A)	54,000	5,116
Darfon Electronics Corp.	15,000	23,425
Darwin Precisions Corp.	39,894	26,568
Daxin Materials Corp.	6,000	20,935
De Licacy Industrial Company, Ltd.	46,439	31,530
Delpha Construction Company, Ltd. (A)	49,383	25,421
Delta Electronics, Inc.	34,253	170,000
Depo Auto Parts Industrial Company, Ltd.	22,000	48,621
Dimerco Express Corp.	26,000	17,184
D-Link Corp. (A)	46,657	19,618
DYNACOLOR, Inc.	6,000	8,425
Dynamic Electronics Company, Ltd. (A)	49,927	15,060
Dynapack International Technology Corp.	10,000	16,924
E Ink Holdings, Inc.	33,000	34,537
E.Sun Financial Holding Company, Ltd.	276,471	198,137
Eastern Media International Corp. (A)	31,931	13,362
Eclat Textile Company, Ltd.	6,532	74,489
ECOVE Environment Corp.	7,000	41,242
Edimax Technology Company, Ltd. (A)	63,359	19,865
Edison Opto Corp. (A)	22,000	10,203
Edom Technology Company, Ltd.	38,890	17,087
eGalax_eMPIA Technology, Inc.	8,774	12,774
Egis Technology, Inc.	4,000	27,598
Elan Microelectronics Corp.	7,400	21,480
E-LIFE MALL Corp.	36,000	76,310
Elite Advanced Laser Corp.	12,276	28,996
Elite Material Company, Ltd.	17,831	54,845
Elite Semiconductor Memory Technology, Inc.	18,000	19,856
Elitegroup Computer Systems Company, Ltd. (A)	116,284	48,384
eMemory Technology, Inc.	5,000	44,941
Ennoconn Corp.	4,303	40,887
EnTie Commercial Bank Company, Ltd.	184,000	80,766
Epileds Technologies, Inc.	30,000	15,359
Epistar Corp.	60,810	53,571
Eson Precision Ind Company, Ltd.	18,000	18,954
Eternal Materials Company, Ltd.	161,966	134,058
E-Ton Solar Tech Company, Ltd. (A)	65,387	9,424
Etron Technology, Inc. (A)	75,000	26,620
Eurocharm Holdings Company, Ltd.	3,000	14,298
74	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
Eva Airways Corp.	382,241	$191,334
Everest Textile Company, Ltd. (A)	79,444	29,639
Evergreen International Storage & Transport Corp.	138,320	60,539
Evergreen Marine Corp. Taiwan, Ltd.	110,246	44,492
Everlight Chemical Industrial Corp.	89,748	48,631
Everlight Electronics Company, Ltd.	46,000	47,198
Excelsior Medical Company, Ltd.	13,763	21,491
EZconn Corp.	12,000	16,695
Far Eastern Department Stores, Ltd.	79,558	42,079
Far Eastern International Bank	148,304	51,944
Far Eastern New Century Corp.	121,878	120,417
Far EasTone Telecommunications Company, Ltd.	54,000	126,313
Faraday Technology Corp.	15,751	23,277
Farglory Land Development Company, Ltd.	26,526	31,725
Federal Corp. (A)	175,137	63,703
Feedback Technology Corp.	4,300	10,719
Feng Hsin Steel Company, Ltd.	52,000	99,853
Feng TAY Enterprise Company, Ltd.	11,739	73,299
First Copper Technology Company, Ltd. (A)	52,000	18,376
First Financial Holding Company, Ltd.	187,897	126,928
First Hi-Tec Enterprise Company, Ltd.	7,000	9,283
First Hotel	14,923	6,949
First Steamship Company, Ltd. (A)	47,229	19,838
FLEXium Interconnect, Inc.	22,352	64,989
Flytech Technology Company, Ltd.	42,125	98,942
FocalTech Systems Company, Ltd. (A)	34,342	24,513
Formosa Advanced Technologies Company, Ltd.	36,000	39,829
Formosa Chemicals & Fibre Corp.	76,440	261,561
Formosa International Hotels Corp.	8,171	36,646
Formosa Laboratories, Inc.	10,161	14,228
Formosa Oilseed Processing Company, Ltd.	31,689	71,593
Formosa Petrochemical Corp.	30,000	113,320
Formosa Plastics Corp.	51,880	171,999
Formosa Sumco Technology Corp.	5,000	19,175
Formosa Taffeta Company, Ltd.	32,000	36,916
Formosan Rubber Group, Inc.	77,180	42,358
Formosan Union Chemical	79,333	39,676
Founding Construction & Development Company, Ltd.	70,908	37,756
Foxconn Technology Company, Ltd.	30,617	62,701
Foxsemicon Integrated Technology, Inc.	6,427	29,394
Froch Enterprise Company, Ltd.	52,000	23,458
FSP Technology, Inc.	44,603	29,566
Fubon Financial Holding Company, Ltd.	145,422	214,645
Fulgent Sun International Holding Company, Ltd.	8,738	17,316
Fullerton Technology Company, Ltd.	33,819	22,180
Fulltech Fiber Glass Corp.	33,027	18,577
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	75

	Shares	Value
Taiwan (continued)
Fwusow Industry Company, Ltd.	118,310	$71,047
G Shank Enterprise Company, Ltd.	32,562	24,714
Gallant Precision Machining Company, Ltd.	18,000	13,638
Gamania Digital Entertainment Company, Ltd. (A)	13,000	31,302
GEM Services, Inc.	7,800	17,880
Gemtek Technology Corp.	26,496	21,073
General Interface Solution Holding, Ltd.	19,000	66,056
General Plastic Industrial Company, Ltd.	19,000	21,554
Generalplus Technology, Inc.	12,000	13,655
Genesis Photonics, Inc. (A)	107,740	5,917
Genesys Logic, Inc.	13,000	15,166
Genius Electronic Optical Company, Ltd.	4,589	47,168
GeoVision, Inc. (A)	1,703	1,987
Getac Technology Corp.	20,000	30,606
Giant Manufacturing Company, Ltd.	10,000	54,896
Giantplus Technology Company, Ltd.	46,000	15,172
Gigabyte Technology Company, Ltd.	41,719	64,531
Gigasolar Materials Corp. (A)	6,000	17,727
Gigastorage Corp. (A)	114,100	29,880
Ginko International Company, Ltd.	3,000	22,152
Global Brands Manufacture, Ltd.	26,611	11,827
Global Lighting Technologies, Inc.	21,000	22,477
Global Mixed Mode Technology, Inc.	8,000	18,359
Global PMX Company, Ltd.	4,000	15,578
Global Unichip Corp.	5,000	33,959
Globalwafers Company, Ltd.	7,000	75,447
Globe Union Industrial Corp.	49,450	27,315
Gloria Material Technology Corp.	41,300	25,290
Gold Circuit Electronics, Ltd. (A)	40,071	17,884
Goldsun Building Materials Company, Ltd.	215,005	62,243
Gourmet Master Company, Ltd.	4,494	33,547
Grand Fortune Securities Company, Ltd.	78,000	21,636
Grand Ocean Retail Group, Ltd.	10,000	12,164
Grand Pacific Petrochemical	53,000	41,313
Grand Plastic Technology Corp.	8,000	30,838
GrandTech CG Systems, Inc.	11,000	14,937
Grape King Bio, Ltd.	7,000	46,106
Great China Metal Industry	56,000	46,112
Great Taipei Gas Company, Ltd.	134,000	127,078
Great Wall Enterprise Company, Ltd.	33,626	37,820
Greatek Electronics, Inc.	20,000	27,466
Green Energy Technology, Inc. (A)	121,000	17,121
Hannstar Board Corp.	21,467	18,680
HannStar Display Corp.	209,980	48,323
HannsTouch Solution, Inc. (A)	49,735	17,635
Hanpin Electron Company, Ltd.	13,000	15,039
76	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
Harvatek Corp.	26,000	$11,873
Hey Song Corp.	90,250	91,422
Hi-Clearance, Inc.	3,000	10,019
Highwealth Construction Corp.	33,860	52,392
HIM International Music, Inc.	4,395	15,646
Hitron Technology, Inc.	19,267	13,215
Hiwin Technologies Corp.	11,678	104,250
Ho Tung Chemical Corp.	128,773	28,762
Hocheng Corp.	78,000	20,091
Holiday Entertainment Company, Ltd.	7,000	14,653
Holtek Semiconductor, Inc.	12,000	28,283
Holy Stone Enterprise Company, Ltd.	7,000	27,274
Hon Hai Precision Industry Company, Ltd.	158,352	372,543
Hong Pu Real Estate Development Company, Ltd.	83,000	53,948
Hong TAI Electric Industrial	67,000	21,746
Hong YI Fiber Industry Company	30,000	19,001
Horizon Securities Company, Ltd.	90,000	19,765
Hota Industrial Manufacturing Company, Ltd.	12,396	48,308
Hotai Motor Company, Ltd.	10,000	108,267
Hotron Precision Electronic Industrial Company, Ltd.	11,420	17,618
Hsin Kuang Steel Company, Ltd.	22,153	23,272
Hsin Yung Chien Company, Ltd.	9,200	24,738
Hsing TA Cement Company, Ltd.	39,812	17,982
HTC Corp. (A)	26,700	31,739
Hu Lane Associate, Inc.	9,066	28,284
HUA ENG Wire & Cable Company, Ltd.	104,000	32,997
Hua Nan Financial Holdings Company, Ltd.	142,723	87,555
Huaku Development Company, Ltd.	12,353	27,916
Huang Hsiang Construction Company, Corp.	35,000	29,425
Hung Ching Development & Construction Company, Ltd.	49,000	38,084
Hung Sheng Construction, Ltd.	32,569	29,783
Huxen Corp.	14,000	20,017
Hwa Fong Rubber Industrial Company, Ltd. (A)	56,324	22,833
Ibase Technology, Inc.	22,285	29,240
Ichia Technologies, Inc. (A)	38,300	17,740
I-Chiun Precision Industry Company, Ltd. (A)	53,000	16,395
Ideal Bike Corp. (A)	76,529	20,821
IEI Integration Corp.	31,800	36,717
Infortrend Technology, Inc.	89,000	35,817
Innodisk Corp.	6,345	24,250
Innolux Corp.	460,219	152,963
Inpaq Technology Company, Ltd.	7,000	7,455
Intai Technology Corp.	3,000	9,994
Integrated Service Technology, Inc.	7,000	9,179
International CSRC Investment Holdings Company	31,378	45,334
International Games System Company, Ltd.	7,000	44,426
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	77

	Shares	Value
Taiwan (continued)
Inventec Corp.	98,705	$76,000
Iron Force Industrial Company, Ltd.	6,000	16,765
I-Sheng Electric Wire & Cable Company, Ltd.	26,000	35,553
ITE Technology, Inc.	15,881	18,110
ITEQ Corp.	11,700	25,932
Jarllytec Company, Ltd.	6,000	14,735
Jentech Precision Industrial Company, Ltd.	5,000	15,229
Jess-Link Products Company, Ltd.	27,750	24,886
Jih Lin Technology Company, Ltd.	10,000	22,533
Jih Sun Financial Holdings Company, Ltd.	247,811	75,196
Jinli Group Holdings, Ltd.	12,161	6,915
Johnson Health Tech Company, Ltd.	12,400	15,009
Jourdeness Group, Ltd.	3,000	11,475
K Laser Technology, Inc.	66,000	28,250
Kaimei Electronic Corp.	3,547	6,560
Kaori Heat Treatment Company, Ltd.	16,341	23,332
Kaulin Manufacturing Company, Ltd.	35,490	19,122
KEE TAI Properties Company, Ltd.	83,973	33,184
Kenda Rubber Industrial Company, Ltd.	57,372	57,154
Kenmec Mechanical Engineering Company, Ltd. (A)	84,000	26,069
Kerry TJ Logistics Company, Ltd.	43,000	52,922
Kindom Construction Corp.	37,000	23,067
King Slide Works Company, Ltd.	2,000	21,769
King Yuan Electronics Company, Ltd.	79,762	65,064
Kingpak Technology, Inc.	4,000	23,977
King's Town Bank Company, Ltd.	71,000	75,986
King's Town Construction Company, Ltd.	20,514	16,748
Kinik Company	12,000	23,703
Kinko Optical Company, Ltd. (A)	10,000	10,733
Kinpo Electronics, Inc.	150,724	57,950
Kinsus Interconnect Technology Corp.	18,000	24,647
KMC Kuei Meng International, Inc.	10,150	37,058
KNH Enterprise Company, Ltd.	74,000	27,710
KS Terminals, Inc.	14,000	20,272
Kung Long Batteries Industrial Company, Ltd.	5,000	25,728
Kung Sing Engineering Corp. (A)	93,000	24,410
Kuo Toong International Company, Ltd. (A)	20,356	14,655
Kuoyang Construction Company, Ltd.	132,774	51,850
Kwong Fong Industries Corp.	14,776	7,116
Kwong Lung Enterprise Company, Ltd.	21,000	31,262
KYE Systems Corp.	64,702	19,614
L&K Engineering Company, Ltd.	32,952	30,624
La Kaffa International Company, Ltd.	8,394	21,751
LandMark Optoelectronics Corp.	4,000	39,700
Lanner Electronics, Inc.	6,873	17,179
Largan Precision Company, Ltd.	3,000	421,692
78	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
Laser Tek Taiwan Company, Ltd.	10,000	$9,723
Laster Tech Corp., Ltd.	13,000	15,688
Lealea Enterprise Company, Ltd.	54,863	17,450
Ledlink Optics, Inc.	13,000	11,250
LEE CHI Enterprises Company, Ltd.	116,000	37,916
Lelon Electronics Corp.	7,085	9,822
Leofoo Development Company, Ltd. (A)	101,087	20,399
LES Enphants Company, Ltd.	35,486	10,758
Lextar Electronics Corp. (A)	28,000	16,534
Li Cheng Enterprise Company, Ltd.	10,389	15,766
Li Peng Enterprise Company, Ltd. (A)	102,760	26,180
Lian HWA Food Corp.	12,668	16,721
Lida Holdings, Ltd.	4,000	8,139
Lien Hwa Industrial Corp.	29,777	30,569
Lingsen Precision Industries, Ltd.	76,101	24,909
Lion Travel Service Company, Ltd.	8,000	22,906
Lite-On Semiconductor Corp.	15,718	17,816
Lite-On Technology Corp.	99,250	143,152
Long Bon International Company, Ltd.	56,925	31,320
Long Chen Paper Company, Ltd.	44,511	25,142
Longwell Company	10,000	14,992
Lotes Company, Ltd.	5,139	38,068
Lucky Cement Corp. (A)	91,000	21,577
Lumax International Corp., Ltd.	20,855	46,257
Lung Yen Life Service Corp.	13,000	26,784
LuxNet Corp. (A)	16,291	14,850
Macauto Industrial Company, Ltd.	8,000	22,731
Machvision, Inc.	2,000	31,608
Macroblock, Inc.	6,376	19,248
Macronix International	121,706	91,179
Makalot Industrial Company, Ltd.	8,813	53,531
Materials Analysis Technology, Inc.	5,810	12,416
Mayer Steel Pipe Corp.	36,407	17,547
Mechema Chemicals International Corp.	6,000	14,964
MediaTek, Inc.	25,000	226,042
Mega Financial Holding Company, Ltd.	161,531	142,680
Meiloon Industrial Company, Ltd.	22,000	13,990
Mercuries & Associates Holding, Ltd.	36,448	21,851
Mercuries Life Insurance Company, Ltd. (A)	64,285	23,664
Merida Industry Company, Ltd.	4,162	21,673
Merry Electronics Company, Ltd.	12,592	66,663
Microbio Company, Ltd. (A)	48,000	21,979
Micro-Star International Company, Ltd.	29,488	78,055
Mildef Crete, Inc.	20,000	26,660
MIN AIK Technology Company, Ltd.	45,600	25,307
Mirle Automation Corp.	20,033	27,779
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	79

	Shares	Value
Taiwan (continued)
Mitac Holdings Corp.	46,156	$44,672
MJ International Company, Ltd.	8,000	14,780
Mobiletron Electronics Company, Ltd.	17,200	21,054
momo.com, Inc.	4,000	31,847
Motech Industries, Inc. (A)	44,364	13,082
MPI Corp.	7,000	13,916
Nak Sealing Technologies Corp.	12,000	27,913
Namchow Holdings Company, Ltd.	12,000	21,144
Nan Kang Rubber Tire Company, Ltd.	101,711	92,600
Nan Liu Enterprise Company, Ltd.	9,000	48,215
Nan Ren Lake Leisure Amusement Company, Ltd.	26,000	6,206
Nan Ya Plastics Corp.	106,860	266,438
Nan Ya Printed Circuit Board Corp. (A)	17,930	21,900
Nang Kuang Pharmaceutical Company, Ltd.	12,000	11,693
Nantex Industry Company, Ltd.	21,039	21,867
Nanya Technology Corp.	46,985	93,621
National Petroleum Company, Ltd.	17,000	22,532
Netronix, Inc. (A)	14,000	17,982
New Asia Construction & Development Corp. (A)	118,136	24,448
New Era Electronics Company, Ltd.	9,000	6,261
Nexcom International Company, Ltd.	17,000	13,555
Nichidenbo Corp.	13,477	24,027
Nien Hsing Textile Company, Ltd.	36,928	32,035
Nien Made Enterprise Company, Ltd.	9,000	78,059
Nishoku Technology, Inc.	8,000	14,956
Novatek Microelectronics Corp.	26,000	143,072
Nuvoton Technology Corp.	10,000	15,285
O-Bank Company, Ltd.	154,000	39,518
Ocean Plastics Company, Ltd. (A)	42,000	35,552
OptoTech Corp.	27,098	17,888
Orient Europharma Company, Ltd.	13,000	23,714
Orient Semiconductor Electronics, Ltd. (A)	41,039	18,880
Oriental Union Chemical Corp.	36,300	30,803
O-TA Precision Industry Company, Ltd.	11,747	7,243
Pacific Construction Company	85,002	31,614
Pacific Hospital Supply Company, Ltd.	5,000	12,530
Pan Jit International, Inc. (A)	22,000	20,375
Pan-International Industrial Corp.	66,443	47,574
Pao Long International Company, Ltd.	46,000	24,851
Parade Technologies, Ltd.	4,000	70,541
Paragon Technologies Company, Ltd. (A)	23,808	13,475
Parpro Corp.	17,000	17,586
PCL Technologies, Inc.	3,000	8,802
P-Duke Technology Company, Ltd.	10,500	28,046
Pegatron Corp.	79,321	135,885
PharmaEngine, Inc.	5,999	20,126
80	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
Pharmally International Holding Company, Ltd.	2,756	$18,606
Phihong Technology Company, Ltd. (A)	40,786	13,983
Phison Electronics Corp.	5,000	45,328
Phoenix Tours International, Inc.	15,750	18,293
Pixart Imaging, Inc.	9,830	28,347
Planet Technology Corp.	8,000	16,127
Plotech Company, Ltd.	21,000	12,851
Polytronics Technology Corp.	16,000	28,930
Posiflex Technologies, Inc.	5,056	17,694
Pou Chen Corp.	72,448	90,984
Powertech Technology, Inc.	43,000	99,505
Poya International Company, Ltd.	8,866	90,663
President Chain Store Corp.	27,000	278,234
President Securities Corp.	71,942	31,537
Primax Electronics, Ltd.	28,000	52,761
Prince Housing & Development Corp.	293,943	103,919
Prodisc Technology, Inc. (A)(D)	540,000	0
Promate Electronic Company, Ltd.	34,000	32,837
Promise Technology, Inc. (A)	38,000	9,929
Prosperity Dielectrics Company, Ltd.	10,086	23,265
P-Two Industries, Inc.	16,000	14,429
Qisda Corp.	66,440	42,849
QST International Corp.	8,000	20,994
Qualipoly Chemical Corp.	15,930	14,329
Quang Viet Enterprise Company, Ltd.	5,000	20,689
Quanta Computer, Inc.	58,000	107,460
Quanta Storage, Inc.	14,000	21,240
Quintain Steel Company, Ltd.	37,619	9,896
Radiant Opto-Electronics Corp.	27,343	81,362
Radium Life Tech Company, Ltd. (A)	41,644	20,031
Rafael Microelectronics, Inc.	3,000	15,434
Realtek Semiconductor Corp.	14,706	84,385
Rechi Precision Company, Ltd.	28,038	24,403
Rich Development Company, Ltd.	95,000	28,403
RichWave Technology Corp.	6,300	10,373
Ritek Corp. (A)	68,681	24,568
Roo Hsing Company, Ltd. (A)	43,000	20,545
Ruentex Development Company, Ltd.	19,907	31,302
Ruentex Industries, Ltd.	25,280	66,666
Samebest Company, Ltd.	3,200	17,006
Sampo Corp.	93,197	44,002
San Fang Chemical Industry Company, Ltd.	42,012	34,803
San Far Property, Ltd.	34,400	15,575
San Shing Fastech Corp.	35,479	60,249
Sanitar Company, Ltd.	10,000	12,091
Sanyang Motor Company, Ltd.	50,389	33,224
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	81

	Shares	Value
Taiwan (continued)
SCI Pharmtech, Inc.	4,000	$10,044
Scientech Corp.	5,000	11,114
SDI Corp.	9,000	23,758
Senao International Company, Ltd.	17,000	19,294
Senao Networks, Inc.	4,000	13,524
Sercomm Corp.	17,000	35,984
Sesoda Corp.	47,385	39,659
Shan-Loong Transportation Company, Ltd.	21,000	20,811
Sheng Yu Steel Company, Ltd.	30,000	20,057
ShenMao Technology, Inc.	16,000	10,734
Shih Her Technologies, Inc.	11,000	12,875
Shih Wei Navigation Company, Ltd. (A)	81,249	27,397
Shihlin Electric & Engineering Corp.	185,213	251,009
Shin Hai Gas Corp.	2,491	3,238
Shin Kong Financial Holding Company, Ltd.	278,862	83,526
Shin Zu Shing Company, Ltd.	8,933	29,271
Shining Building Business Company, Ltd. (A)	130,106	44,749
Shinkong Insurance Company, Ltd.	61,000	71,771
Shinkong Synthetic Fibers Corp.	77,287	32,796
Shinkong Textile Company, Ltd.	96,000	132,497
Shiny Chemical Industrial Company, Ltd.	7,954	23,310
Shuttle, Inc. (A)	30,985	13,368
Sigurd Microelectronics Corp.	29,887	29,008
Silicon Integrated Systems Corp. (A)	53,183	15,252
Silitech Technology Corp. (A)	19,000	9,872
Simplo Technology Company, Ltd.	6,520	46,250
Sinbon Electronics Company, Ltd.	15,043	43,992
Sincere Navigation Corp.	31,000	16,019
Sinher Technology, Inc.	16,000	25,980
Sinmag Equipment Corp.	8,441	32,927
Sino-American Electronic Company, Ltd. (A)(D)	10,961	0
Sino-American Silicon Products, Inc. (A)	23,000	52,896
Sinon Corp.	120,150	67,009
SinoPac Financial Holdings Company, Ltd.	417,419	145,207
Sinphar Pharmaceutical Company, Ltd.	47,177	30,801
Sinyi Realty, Inc.	29,628	29,768
Sirtec International Company, Ltd.	21,600	17,809
Sitronix Technology Corp.	5,000	18,919
Siward Crystal Technology Company, Ltd.	23,000	14,074
Soft-World International Corp.	12,000	28,049
Solar Applied Materials Technology Company (A)	34,843	21,202
Solomon Technology Corp.	11,000	7,013
Solteam Electronics Company, Ltd.	12,000	10,699
Song Shang Electronics Company, Ltd.	20,800	11,572
Sonix Technology Company, Ltd.	21,000	20,157
Southeast Cement Company, Ltd.	164,000	86,553
82	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
Spirox Corp.	22,000	$18,867
Sporton International, Inc.	5,794	31,628
St. Shine Optical Company, Ltd.	4,000	74,969
Standard Chemical & Pharmaceutical Company, Ltd.	18,000	19,181
Standard Foods Corp.	18,221	31,089
Stark Technology, Inc.	10,600	15,568
Sunny Friend Environmental Technology Company, Ltd.	5,000	39,962
Sunonwealth Electric Machine Industry Company, Ltd.	16,000	19,863
Sunplus Technology Company, Ltd.	56,000	22,841
Sunrex Technology Corp.	39,937	23,644
Sunspring Metal Corp.	14,000	14,706
Supreme Electronics Company, Ltd.	22,890	22,219
Swancor Holding Company, Ltd. (A)	4,402	13,608
Sweeten Real Estate Development Company, Ltd.	26,876	19,668
Symtek Automation Asia Company, Ltd.	3,000	5,979
Syncmold Enterprise Corp.	7,250	17,874
Synmosa Biopharma Corp. (A)	19,799	18,408
Synnex Technology International Corp.	36,188	43,920
Sysage Technology Company, Ltd.	18,741	19,624
Systex Corp.	9,000	19,102
T3EX Global Holdings Corp.	17,000	14,295
TA Chen Stainless Pipe	47,544	67,530
Ta Ya Electric Wire & Cable	60,406	21,555
Ta Yih Industrial Company, Ltd.	11,000	21,071
Tah Hsin Industrial Corp.	90,500	85,823
TA-I Technology Company, Ltd.	10,611	17,875
Tai Tung Communication Company, Ltd. (A)	24,000	14,506
Taichung Commercial Bank Company, Ltd.	471,542	162,949
TaiDoc Technology Corp.	5,253	30,264
Taiflex Scientific Company, Ltd.	15,220	18,658
TaiMed Biologics, Inc. (A)	4,000	23,445
Taimide Tech, Inc.	12,850	24,603
Tainan Enterprises Company, Ltd.	39,467	24,727
Tainan Spinning Company, Ltd.	260,397	103,546
Tainergy Tech Company, Ltd. (A)	137,000	22,882
Taishin Financial Holding Company, Ltd.	226,974	102,757
Taita Chemical Company, Ltd. (A)	18,000	6,090
Taiwan Business Bank	268,912	98,987
Taiwan Cement Corp.	129,298	160,325
Taiwan Chinsan Electronic Industrial Company, Ltd.	27,955	34,627
Taiwan Cogeneration Corp.	30,137	25,225
Taiwan Cooperative Financial Holding Company, Ltd.	241,760	149,836
Taiwan FamilyMart Company, Ltd.	2,000	15,108
Taiwan Fertilizer Company, Ltd.	25,000	36,518
Taiwan Fire & Marine Insurance Company, Ltd.	61,000	39,677
Taiwan FU Hsing Industrial Company, Ltd.	30,000	35,850
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	83

	Shares	Value
Taiwan (continued)
Taiwan Glass Industry Corp.	84,894	$37,606
Taiwan High Speed Rail Corp.	48,000	51,297
Taiwan Hon Chuan Enterprise Company, Ltd.	20,329	33,235
Taiwan Hopax Chemicals Manufacturing Company, Ltd.	33,000	21,825
Taiwan Kolin Company, Ltd. (A)(D)	400,000	0
Taiwan Land Development Corp. (A)	104,353	29,058
Taiwan Mobile Company, Ltd.	57,700	206,067
Taiwan Navigation Company, Ltd.	21,000	12,350
Taiwan Paiho, Ltd.	15,342	32,174
Taiwan PCB Techvest Company, Ltd.	30,227	31,683
Taiwan Pulp & Paper Corp.	53,000	34,456
Taiwan Sakura Corp.	18,924	24,499
Taiwan Sanyo Electric Company, Ltd.	62,900	47,741
Taiwan Secom Company, Ltd.	21,430	60,076
Taiwan Semiconductor Company, Ltd.	16,000	28,686
Taiwan Semiconductor Manufacturing Company, Ltd.	1,112,000	8,533,181
Taiwan Shin Kong Security Company, Ltd.	54,460	67,706
Taiwan Styrene Monomer	36,821	29,123
Taiwan Surface Mounting Technology Corp.	14,636	24,406
Taiwan TEA Corp.	127,723	65,909
Taiwan Union Technology Corp.	15,000	48,851
Taiyen Biotech Company, Ltd.	25,000	25,606
Tatung Company, Ltd. (A)	41,526	36,021
TCI Company, Ltd.	4,073	61,781
Te Chang Construction Company, Ltd.	6,282	5,571
Teco Electric & Machinery Company, Ltd.	81,109	50,093
Tehmag Foods Corp.	8,300	56,632
Ten Ren Tea Company, Ltd.	13,000	16,482
Test Research, Inc.	16,596	27,537
Test Rite International Company, Ltd.	17,549	12,956
Tex-Ray Industrial Company, Ltd. (A)	40,000	11,880
The Ambassador Hotel	50,000	35,830
The Eslite Spectrum Corp.	3,000	12,848
The First Insurance Company, Ltd.	97,165	48,213
Thinking Electronic Industrial Company, Ltd.	9,000	24,308
Thye Ming Industrial Company, Ltd.	28,250	30,399
Ton Yi Industrial Corp.	77,000	33,348
Tong Hsing Electronic Industries, Ltd.	8,951	30,644
Tong Yang Industry Company, Ltd.	26,043	32,243
Tong-Tai Machine & Tool Company, Ltd. (A)	66,590	39,912
TOPBI International Holdings, Ltd.	8,210	23,076
Topco Scientific Company, Ltd.	10,048	24,903
Topco Technologies Corp.	5,248	11,957
Topkey Corp.	5,000	22,627
Topoint Technology Company, Ltd.	36,223	23,690
Toung Loong Textile Manufacturing	29,000	36,022
84	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
TPK Holding Company, Ltd.	23,000	$39,203
Transcend Information, Inc.	10,000	22,292
Tripod Technology Corp.	19,770	60,561
Tsang Yow Industrial Company, Ltd.	21,000	13,225
Tsann Kuen Enterprise Company, Ltd.	48,220	31,680
TSC Auto ID Technology Company, Ltd.	2,900	22,695
TSEC Corp. (A)	153,998	28,428
TSRC Corp.	42,706	39,169
Ttet Union Corp.	8,000	26,085
TTFB Company, Ltd.	4,000	33,096
TTY Biopharm Company, Ltd.	10,094	26,747
Tul Corp.	8,000	16,489
Tung Ho Steel Enterprise Corp.	89,138	59,300
Tung Thih Electronic Company, Ltd.	6,258	13,073
TURVO International Company, Ltd.	7,162	18,303
TWi Pharmaceuticals, Inc. (A)	8,000	15,879
TXC Corp.	53,659	59,121
TYC Brother Industrial Company, Ltd.	34,531	29,768
Tycoons Group Enterprise (A)	102,869	23,096
Tyntek Corp.	26,702	14,912
UDE Corp.	25,000	22,802
Ultra Chip, Inc.	4,000	4,953
U-Ming Marine Transport Corp.	31,000	30,904
Unimicron Technology Corp.	86,855	67,785
Union Bank of Taiwan	256,691	85,852
Uni-President Enterprises Corp.	98,803	240,404
Unitech Computer Company, Ltd.	42,039	27,192
Unitech Printed Circuit Board Corp.	40,326	26,415
United Integrated Services Company, Ltd.	8,200	27,783
United Microelectronics Corp.	744,468	275,541
United Orthopedic Corp.	10,836	15,440
United Radiant Technology	8,000	4,897
United Renewable Energy Company, Ltd. (A)	119,922	34,002
Unity Opto Technology Company, Ltd. (A)	75,389	22,125
Universal Cement Corp.	157,819	99,359
Universal Microwave Technology, Inc.	3,523	9,191
Unizyx Holding Corp. (A)	32,000	14,654
UPC Technology Corp.	54,541	23,310
Userjoy Technology Company, Ltd.	5,299	11,254
USI Corp.	109,318	43,664
Usun Technology Company, Ltd.	15,400	16,998
Utechzone Company, Ltd.	4,000	8,995
Vanguard International Semiconductor Corp.	25,000	55,896
Ve Wong Corp.	22,450	19,181
VHQ Media Holdings, Ltd. (A)	3,000	15,997
Victory New Materials, Ltd., Company	48,070	28,945
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	85

	Shares	Value
Taiwan (continued)
Visual Photonics Epitaxy Company, Ltd.	9,275	$21,395
Vivotek, Inc.	4,325	17,033
Voltronic Power Technology Corp.	4,000	74,444
Wafer Works Corp.	20,000	25,384
Waffer Technology Corp.	13,000	7,149
Wah Hong Industrial Corp. (A)	13,835	9,188
Wah Lee Industrial Corp.	31,000	52,548
Walsin Lihwa Corp.	122,000	71,681
Walsin Technology Corp.	21,805	127,155
Walton Advanced Engineering, Inc.	35,000	13,054
Wan Hai Lines, Ltd.	101,216	52,435
WAN HWA Enterprise Company	2,975	1,237
Waterland Financial Holdings Company, Ltd.	408,425	133,716
Wei Chuan Foods Corp. (A)	34,000	24,172
Weikeng Industrial Company, Ltd.	66,534	41,863
Well Shin Technology Company, Ltd.	14,420	25,954
Wha Yu Industrial Company, Ltd. (A)	21,000	11,636
Win Semiconductors Corp.	16,582	93,261
Winbond Electronics Corp.	217,519	107,243
Winstek Semiconductor Company, Ltd.	23,000	19,742
Wintek Corp. (A)(D)	819,661	0
Wisdom Marine Lines Company, Ltd. (A)	29,671	28,609
Wistron Corp.	159,382	109,987
Wistron NeWeb Corp.	13,483	34,386
Wowprime Corp.	12,000	32,077
WPG Holdings, Ltd.	57,779	74,500
WT Microelectronics Company, Ltd.	38,497	50,114
WUS Printed Circuit Company, Ltd. (A)	21,400	13,027
XAC Automation Corp.	23,000	18,372
Xxentria Technology Materials Corp. (A)	12,124	28,830
Yageo Corp.	13,284	147,888
Yang Ming Marine Transport Corp. (A)	147,613	44,203
YC Company, Ltd.	179,054	83,389
YC INOX Company, Ltd.	92,100	77,713
YCC Parts Manufacturing Company, Ltd.	11,000	12,577
Yea Shin International Development Company, Ltd.	64,260	33,298
Yeong Guan Energy Technology Group Company, Ltd.	11,324	24,367
YFC-Boneagle Electric Company, Ltd.	20,000	18,224
YFY, Inc.	105,614	41,679
Yi Jinn Industrial Company, Ltd.	58,000	24,151
Yieh Phui Enterprise Company, Ltd.	214,310	70,228
Yonyu Plastics Company, Ltd.	21,450	26,115
Young Fast Optoelectronics Company, Ltd. (A)	38,000	21,279
Youngtek Electronics Corp.	20,058	27,612
Yuanta Financial Holding Company, Ltd.	354,369	200,300
Yuanta Futures Company, Ltd.	10,000	14,881
86	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
Yulon Finance Corp.	14,000	$46,880
Yulon Motor Company, Ltd.	57,900	35,487
Yung Chi Paint & Varnish Manufacturing Company, Ltd.	11,850	28,205
Yungshin Construction & Development Company, Ltd.	18,400	19,512
YungShin Global Holding Corp.	25,250	33,820
Yungtay Engineering Company, Ltd.	46,000	89,155
Zeng Hsing Industrial Company, Ltd.	11,232	52,475
Zenitron Corp.	36,000	25,908
Zero One Technology Company, Ltd.	9,000	6,714
Zhen Ding Technology Holding, Ltd.	27,450	78,892
Zig Sheng Industrial Company, Ltd.	70,000	20,938
Zinwell Corp.	33,000	21,629
Zippy Technology Corp.	30,000	33,811
ZongTai Real Estate Development Company, Ltd.	18,907	12,055
Thailand 2.2%		10,125,814
AAPICO Hitech PCL	11,700	9,017
Advanced Info Service PCL, Foreign Quota Shares	22,591	130,490
Advanced Information Technology PCL	19,300	12,799
AEON Thana Sinsap Thailand PCL, NVDR	5,300	30,177
Airports of Thailand PCL, Foreign Quota Shares	80,500	172,391
Amata Corp. PCL	19,200	13,218
Amata VN PCL	54,300	8,573
Ananda Development PCL	153,600	17,920
AP Thailand PCL	96,678	21,609
Asia Aviation PCL, NVDR	182,700	26,778
Asia Plus Group Holdings PCL	192,000	20,351
Asia Sermkij Leasing PCL, NVDR	19,300	14,882
Asian Insulators PCL (D)	1,650,880	35,833
Asian Phytoceuticals PCL	34,784	4,483
B Grimm Power PCL	12,900	11,865
Bangchak Corp. PCL	35,300	36,929
Bangkok Airways PCL	117,500	45,848
Bangkok Aviation Fuel Services PCL	75,425	83,778
Bangkok Bank PCL	5,505	37,364
Bangkok Chain Hospital PCL	59,625	30,830
Bangkok Dusit Medical Services PCL, Foreign Quota Shares	48,800	36,538
Bangkok Expressway & Metro PCL Foreign Quota Shares	320,625	107,821
Bangkok Insurance PCL	8,770	91,299
Bangkok Land PCL	1,580,400	82,728
Bangkok Life Assurance PCL, NVDR	73,160	66,171
Bangkok Ranch PCL	94,100	12,178
Banpu PCL, Foreign Quota Shares	102,900	53,204
Banpu Power PCL	31,100	22,485
Beauty Community PCL	107,900	23,436
BEC World PCL (A)	97,000	19,231
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	87

	Shares	Value
Thailand (continued)
Berli Jucker PCL, Foreign Quota Shares	34,400	$54,023
Better World Green PCL	256,000	8,854
Big Camera Corp. PCL	226,200	9,474
BJC Heavy Industries PCL	115,300	7,243
BTS Group Holdings PCL, Foreign Quota Shares	169,800	56,021
Bumrungrad Hospital PCL, Foreign Quota Shares	13,300	78,692
Buriram Sugar PCL	57,500	11,678
Cal-Comp Electronics Thailand PCL	450,992	25,339
Carabao Group PCL	8,300	14,478
Central Pattana PCL, Foreign Quota Shares	37,100	88,895
Central Plaza Hotel PCL	26,800	38,026
CH Karnchang PCL	15,523	12,554
Charoen Pokphand Foods PCL, Foreign Quota Shares	113,633	94,626
Chularat Hospital PCL	433,000	25,279
CIMB Thai Bank PCL (A)	279,200	6,910
CK Power PCL	130,600	20,461
Com7 PCL	38,300	21,727
Country Group Development PCL (A)	792,800	31,177
CP ALL PCL, Foreign Quota Shares	123,300	303,941
Delta Electronics Thailand PCL, Foreign Quota Shares	16,200	37,254
Dhipaya Insurance PCL	33,100	24,999
Diamond Building Products PCL	44,900	7,981
Dynasty Ceramic PCL	587,400	41,381
Eastern Polymer Group PCL	43,500	10,226
Eastern Water Resources Development & Management PCL	147,000	50,857
Electricity Generating PCL, Foreign Quota Shares	3,500	29,653
Energy Absolute PCL, Foreign Quota Shares	43,100	65,252
Esso Thailand PCL	100,900	34,844
Forth Smart Service PCL	96,100	22,550
Fortune Parts Industry PCL	149,400	11,482
G J Steel PCL (A)	1,507,550	5,727
GFPT PCL	38,500	17,710
Global Green Chemicals PCL (A)	34,900	11,393
Global Power Synergy PCL	13,700	27,918
Glow Energy PCL, Foreign Quota Shares	12,500	36,094
GMM Grammy PCL (A)	60,740	13,494
Golden Land Property Development PCL	155,300	40,861
Green River Holding Company, Ltd.	4,040	12,735
Hana Microelectronics PCL	18,700	21,219
Home Product Center PCL, Foreign Quota Shares	130,112	61,903
Ichitan Group PCL	224,900	24,123
Indorama Ventures PCL, Foreign Quota Shares	47,200	77,114
Intouch Holdings PCL	16,900	29,764
IRPC PCL, Foreign Quota Shares	481,500	90,022
Italian-Thai Development PCL (A)	209,676	16,103
Jasmine International PCL	321,338	61,158
88	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Thailand (continued)
Jay Mart PCL	45,301	$9,123
JWD Infologistics PCL	111,400	28,091
Kang Yong Electric PCL	130	1,633
Kasikornbank PCL, Foreign Quota Shares	39,400	247,442
KCE Electronics PCL	36,300	31,680
KGI Securities Thailand PCL	114,400	17,717
Khon Kaen Sugar Industry PCL	285,400	28,609
Khonburi Sugar PCL (A)	69,700	9,464
Kiatnakin Bank PCL	18,000	40,262
Krung Thai Bank PCL, Foreign Quota Shares	61,250	37,508
Krungthai Card PCL	40,000	38,673
Ladprao General Hospital PCL	49,300	8,524
Lam Soon Thailand PCL	75,400	10,953
Land & Houses PCL Foreign Quota Shares	74,000	24,653
Lanna Resources PCL	47,500	17,931
LH Financial Group PCL	1,383,800	66,297
Loxley PCL	406,500	27,845
LPN Development PCL	58,200	12,926
Major Cineplex Group PCL	25,700	22,626
Maybank Kim Eng Securities Thailand PCL	75,200	25,291
MBK PCL	29,800	20,515
MC Group PCL	47,000	15,359
MCOT PCL (A)	47,000	13,496
MCS Steel PCL	47,300	10,953
Mega Lifesciences PCL	24,600	25,935
Minor International PCL, Foreign Quota Shares	55,645	68,383
MK Restaurants Group PCL	53,100	125,914
Mono Technology PCL	435,300	25,675
Muang Thai Insurance PCL	2,600	7,815
Muangthai Capital PCL	24,600	36,653
Namyong Terminal PCL	123,500	20,376
Nation Multimedia Group PCL (A)	951,500	6,039
Netbay PCL	13,600	12,936
Origin Property PCL	97,750	23,096
Padaeng Industry PCL	24,200	9,671
PCS Machine Group Holding PCL	133,800	28,644
Plan B Media PCL (A)	66,400	13,056
Polyplex Thailand PCL	117,100	58,675
Precious Shipping PCL (A)	67,800	19,679
Premier Marketing PCL	80,700	23,047
Property Perfect PCL	853,200	22,468
Pruksa Holding PCL	127,800	77,828
PTG Energy PCL	64,500	20,659
PTT Exploration & Production PCL, Foreign Quota Shares	50,228	198,002
PTT Global Chemical PCL, Foreign Quota Shares	78,792	179,949
PTT PCL, Foreign Quota Shares	1,385,500	2,129,052
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	89

	Shares	Value
Thailand (continued)
Quality Houses PCL	282,071	$27,387
Raimon Land PCL	771,200	32,048
Rajthanee Hospital PCL	15,900	11,094
Ratchaburi Electricity Generating Holding PCL	13,200	22,725
Ratchthani Leasing PCL	87,050	20,845
Regional Container Lines PCL	116,600	18,201
Robinson PCL, Foreign Quota Shares	10,600	21,680
Rojana Industrial Park PCL	324,460	52,002
RS PCL	31,900	18,104
Saha-Union PCL	194,600	291,790
Sahaviriya Steel Industries PCL (A)(D)	447,113	20,502
Samart Corp. PCL	27,900	6,062
Samart Telcoms PCL	102,100	23,808
Sansiri PCL	695,109	30,433
Sappe PCL	34,300	18,041
SC Asset Corp. PCL	307,093	29,610
Scan Inter PCL	82,500	10,525
SCG Ceramics PCL (A)	245,263	16,659
Sena Development PCL	126,400	14,350
Siam City Cement PCL	2,541	17,980
Siam Future Development PCL	249,843	61,844
Siam Global House PCL	30,840	18,592
Siam Wellness Group PCL	63,600	28,654
Siamgas & Petrochemicals PCL	54,100	17,062
Singha Estate PCL (A)	157,900	16,316
SNC Former PCL	50,600	22,162
Somboon Advance Technology PCL	19,007	11,583
SPCG PCL	82,500	50,000
Sri Ayudhya Capital PCL	21,200	29,773
Sri Trang Agro-Industry PCL	43,600	22,023
Srisawad Corp. PCL	31,000	49,380
Srisawad Finance PCL	14,900	8,457
Srithai Superware PCL	589,700	22,286
Star Petroleum Refining PCL	119,000	38,856
STP & I PCL (A)	169,770	24,662
Supalai PCL	57,650	35,842
Super Energy Corp. PCL (A)	3,428,300	64,156
SVI PCL	99,928	16,167
Symphony Communication PCL (A)	52,750	8,267
Synnex Thailand PCL	48,200	20,948
Syntec Construction PCL	280,000	25,957
Taokaenoi Food & Marketing PCL	45,400	15,698
Tapaco PCL	15,700	3,483
Tata Steel Thailand PCL (A)	909,000	21,636
Thai Airways International PCL (A)	101,911	42,341
Thai Central Chemical PCL	1,900	1,839
90	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Thailand (continued)
Thai Metal Trade PCL	54,800	$23,469
Thai Oil PCL, Foreign Quota Shares	66,300	151,817
Thai Reinsurance PCL	523,600	13,790
Thai Stanley Electric PCL	18,200	131,061
Thai Union Group PCL, Foreign Quota Shares	42,000	24,645
Thai Vegetable Oil PCL	46,800	42,684
Thai Wah PCL	59,300	15,236
Thaicom PCL	102,800	24,132
Thaifoods Group PCL	467,800	45,403
Thaire Life Assurance PCL	68,900	13,990
Thanachart Capital PCL	27,800	49,163
The Erawan Group PCL	96,000	22,544
The Siam Cement PCL, Foreign Quota Shares	6,450	97,023
The Siam Commercial Bank PCL, Foreign Quota Shares	55,231	234,739
Thitikorn PCL	84,000	25,843
Thoresen Thai Agencies PCL	234,137	40,850
Tipco Asphalt PCL, NVDR (A)	31,100	15,393
TIPCO Foods PCL	46,600	11,527
Tisco Financial Group PCL	14,100	39,146
TKS Technologies PCL	34,800	10,483
TMB Bank PCL, Foreign Quota Shares	841,600	60,863
Total Access Communication PCL, NVDR	43,800	70,496
TPC Power Holdings Company, Ltd.	34,800	10,760
TPI Polene PCL	737,000	49,598
TPI Polene Power PCL	168,100	33,325
TRC Construction PCL	631,890	7,227
True Corp. PCL, Foreign Quota Shares	1,009,088	172,869
TTCL PCL (A)	53,400	10,933
TTW PCL	81,700	32,916
U City PCL (A)	237,300	18,982
Unique Engineering & Construction PCL	121,480	40,481
United Paper PCL	53,800	18,767
Univanich Palm Oil PCL	42,900	7,757
Univentures PCL	60,000	12,850
Vanachai Group PCL	170,080	31,033
VGI Global Media PCL	194,000	47,994
Vibhavadi Medical Center PCL	969,600	59,042
Vinythai PCL	18,200	14,575
WHA Corp. PCL	198,300	26,412
Workpoint Entertainment PCL	11,640	9,602
Turkey 0.6%		2,667,326
Adana Cimento Sanayii TAS, Class A	18,994	23,721
Akbank T.A.S.	100,888	129,243
Akcansa Cimento AS	18,547	26,830
Aksa Akrilik Kimya Sanayii AS	8,810	15,523
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	91

	Shares	Value
Turkey (continued)
Aksa Enerji Uretim AS (A)	16,223	$9,292
Aksigorta AS	18,431	15,248
Alarko Holding AS	17,568	9,288
Albaraka Turk Katilim Bankasi AS	60,254	21,304
Alkim Alkali Kimya AS	2,994	14,787
Anadolu Anonim Turk Sigorta Sirketi	171,976	134,051
Anadolu Cam Sanayii AS	19,843	11,909
Anadolu Efes Biracilik Ve Malt Sanayii AS	11,646	43,726
Anadolu Hayat Emeklilik AS	23,939	26,031
Arcelik AS	4,541	17,685
Aselsan Elektronik Sanayi Ve Ticaret AS	4,607	21,109
Aygaz AS	6,284	13,453
Bera Holding AS (A)	37,489	13,178
Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS (A)	51,910	16,229
BIM Birlesik Magazalar AS	12,727	204,262
Bolu Cimento Sanayii AS	34,401	22,327
Borusan Mannesmann Boru Sanayi ve Ticaret AS	17,322	28,688
Borusan Yatirim ve Pazarlama AS	884	6,673
Boyner Perakende Ve Tekstil Yatirimlari AS (A)	47,594	36,010
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS (A)	1,525	2,078
Bursa Cimento Fabrikasi AS	9,487	7,971
Cimsa Cimento Sanayi ve Ticaret AS	5,408	7,383
Coca-Cola Icecek AS	5,083	31,955
Dogan Sirketler Grubu Holding AS (A)	468,136	98,893
Dogus Otomotiv Servis ve Ticaret AS	6,717	6,725
Eczacibasi Yatirim Holding Ortakligi AS	4,309	6,529
EGE Endustri VE Ticaret AS	135	11,214
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	18,801	10,781
Enerjisa Enerji AS (B)	21,617	22,904
Enka Insaat ve Sanayi AS	23,762	22,243
Erbosan Erciyas Boru Sanayii ve Ticaret AS	1,100	14,479
Eregli Demir ve Celik Fabrikalari TAS	64,505	112,345
Fenerbahce Futbol AS (A)	3,066	4,096
Ford Otomotiv Sanayi AS	2,343	24,302
Global Yatirim Holding AS (A)	9,693	6,616
Goldas Kuyumculuk Sanayi Ithalat ve Bagli Ortakliklari (A)(D)	54,847	2,158
Goodyear Lastikleri TAS	8,064	5,402
Gozde Girisim Sermayesi Yatirim Ortakligi AS (A)	18,570	12,472
GSD Holding AS (A)	55,445	10,778
Gubre Fabrikalari TAS (A)	14,222	8,669
Hektas Ticaret TAS (A)	3,433	7,251
Ihlas Holding AS (A)	334,671	26,320
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS (A)	8,657	7,802
Is Yatirim Menkul Degerler AS	64,156	29,192
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A (A)	23,816	10,860
92	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Turkey (continued)
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B (A)	4,995	$2,279
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D (A)	35,285	17,467
Karsan Otomotiv Sanayii Ve Ticaret AS (A)	31,566	9,327
Kerevitas Gida Sanayi ve Ticaret AS (A)	15,040	4,978
KOC Holding AS	15,702	54,745
Kordsa Teknik Tekstil AS	9,990	20,116
Koza Altin Isletmeleri AS (A)	2,415	22,116
Koza Anadolu Metal Madencilik Isletmeleri AS (A)	17,070	18,859
Logo Yazilim Sanayi Ve Ticaret AS (A)	1,627	12,176
Migros Ticaret AS (A)	5,109	14,998
NET Holding AS (A)	21,691	7,474
Netas Telekomunikasyon AS (A)	3,698	5,746
Nuh Cimento Sanayi AS	17,182	23,835
Otokar Otomotiv Ve Savunma Sanayi AS	263	5,857
Pegasus Hava Tasimaciligi AS (A)	3,928	21,658
Petkim Petrokimya Holding AS	42,112	43,383
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	43,467	28,561
Sasa Polyester Sanayi AS (A)	7,208	11,580
Sekerbank Turk AS (A)	38,101	8,619
Selcuk Ecza Deposu Ticaret ve Sanayi AS	19,385	14,026
Soda Sanayii AS	16,232	23,156
Tat Gida Sanayi AS	10,580	8,551
TAV Havalimanlari Holding AS	14,239	74,124
Tekfen Holding AS	13,332	65,783
Tofas Turk Otomobil Fabrikasi AS	7,397	29,314
Trakya Cam Sanayii AS	27,339	19,688
Tupras Turkiye Petrol Rafinerileri AS	3,073	82,512
Turcas Petrol AS (A)	35,802	10,708
Turk Hava Yollari AO (A)	41,064	108,564
Turk Telekomunikasyon AS (A)	16,647	16,890
Turk Traktor ve Ziraat Makineleri AS	1,046	6,817
Turkcell Iletisim Hizmetleri AS	54,660	146,204
Turkiye Garanti Bankasi AS	57,255	95,364
Turkiye Halk Bankasi AS	19,041	27,250
Turkiye Is Bankasi AS, Class C	42,952	46,602
Turkiye Sinai Kalkinma Bankasi AS	138,276	21,717
Turkiye Sise ve Cam Fabrikalari AS	14,726	18,559
Turkiye Vakiflar Bankasi TAO, Class D	34,357	33,101
Ulker Biskuvi Sanayi AS	4,197	15,233
Vestel Elektronik Sanayi ve Ticaret AS (A)	28,608	53,534
Yapi ve Kredi Bankasi AS (A)	46,073	18,511
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS (A)	13,870	15,183
Zorlu Enerji Elektrik Uretim AS (A)	35,274	10,176
Ukraine 0.1%		248,001
Kernel Holding SA	18,969	248,001
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	93

	Shares	Value
United Kingdom 0.1%		$244,496
Mondi, Ltd.	10,408	244,496
United States 0.0%		119,564
Bizlink Holding, Inc.	7,064	45,526
GCS Holdings, Inc.	10,000	19,479
IntelliEPI, Inc.	5,000	10,422
Nexteer Automotive Group, Ltd.	31,000	44,137
Vietnam 0.0%		24,752

LVMC Holdings (A)	9,879	24,752
Preferred securities 1.4%		$6,397,915
(Cost $4,389,469)
Brazil 1.3%		5,733,848
AES Tiete Energia SA	677	420
Alpargatas SA	4,383	22,381
Banco ABC Brasil SA	9,083	44,204
Banco Bradesco SA	132,469	1,526,013
Banco do Estado do Rio Grande do Sul SA, B Shares	15,855	105,527
Banco Pan SA	24,791	19,800
Centrais Eletricas Brasileiras SA, B Shares (A)	6,554	67,998
Centrais Eletricas Santa Catarina	3,200	46,686
Cia Brasileira de Distribuicao	5,933	147,071
Cia de Gas de Sao Paulo COMGAS, A Shares	3,863	83,386
Cia de Saneamento do Parana	47,281	172,199
Cia de Transmissao de Energia Eletrica Paulista	3,118	64,084
Cia Energetica de Minas Gerais	40,044	153,517
Cia Energetica de Sao Paulo, B Shares	48,951	314,077
Cia Energetica do Ceara, A Shares	2,100	30,750
Cia Ferro Ligas da Bahia	4,476	32,651
Cia Paranaense de Energia, B Shares	7,100	67,557
Eucatex SA Industria e Comercio	24,300	27,236
Gerdau SA	55,200	222,496
Gol Linhas Aereas Inteligentes SA (A)	6,900	48,974
Grazziotin SA	3,200	22,210
Itau Unibanco Holding SA	76,761	719,963
Lojas Americanas SA	7,602	40,295
Marcopolo SA	86,745	93,531
Petroleo Brasileiro SA	170,669	1,229,531
Randon SA Implementos e Participacoes	12,025	30,894
Telefonica Brasil SA	10,299	128,294
Unipar Carbocloro SA	18,719	198,398
Usinas Siderurgicas de Minas Gerais SA, A Shares	28,659	73,705
Chile 0.0%		248,858
Coca-Cola Embonor SA, B Shares	24,421	65,146
Embotelladora Andina SA, B Shares	20,258	75,811
Sociedad Quimica y Minera de Chile SA, B Shares	2,596	107,901
94	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Colombia 0.1%		$348,793
Banco Davivienda SA	5,890	72,136
Bancolombia SA	12,427	149,697
Grupo Argos SA	4,425	21,310
Grupo Aval Acciones y Valores SA	106,446	40,589
Grupo de Inversiones Suramericana SA	6,068	65,061
Panama 0.0%		35,706
Avianca Holdings SA	59,155	35,706
South Korea 0.0%		30,710

CJ Corp. (A)(D)	942	30,710
Investment companies 0.0%		$121,502
(Cost $59,793)
South Korea 0.0%		121,502

Macquarie Korea Infrastructure Fund	13,695	121,502
Warrants 0.0%		$2,360
(Cost $0)
BTS Group Holdings PCL (Expiration Date: 11-29-19; Strike Price: THB 10.50) (A)	75,989	1,736
Malayan Flour Mills BHD (Expiration Date: 1-23-24; Strike Price: MYR 0.68) (A)	12,679	624
Rights 0.0%		$2,294
(Cost $1,031)
Ennoconn Corp. (Expiration Date: 3-11-19; Strike Price: TWD 220.00) (A)	455	1,079
Hatsun Agro Product, Ltd. (Expiration Date: 7-16-19; Strike Price: INR 110.00) (A)	160	903
Laster Tech Corp., Ltd. (Expiration Date: 3-18-19; Strike Price TWD 29.00) (A)	1,142	312

	Yield (%)	Shares	Value
Securities lending collateral 1.0%			$4,424,611
(Cost $4,422,482)
John Hancock Collateral Trust (E)	2.5250(F)	442,147	4,424,611
Total investments (Cost $238,812,928) 60.4%			$275,408,583
Other assets and liabilities, net 39.6%			180,544,011
Total net assets 100.0%			$455,952,594

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Currency Abbreviations
INR	Indian Rupee
MYR	Malaysian Ringgit
THB	Thai Bhat
TWD	New Taiwan Dollar

Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	95

(C)	All or a portion of this security is on loan as of 2-28-19.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(F)	The rate shown is the annualized seven-day yield as of 2-28-19.
96	JOHN HANCOCK EMERGING MARKETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 Index E-Mini Futures	1,300	Long	Mar 2019	$181,499,938	$181,025,000	$(474,938)
						$(474,938)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
At 2-28-19, the aggregate cost of investments for federal income tax purposes was $248,165,517. Net unrealized appreciation aggregated to $26,768,128, of which $89,816,006 related to gross unrealized appreciation and $63,047,878 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS FUND	97
Fund’s investments
AS OF 2-28-19 (unaudited)
	Shares	Value
Common stocks 91.4%		$601,008,349
(Cost $556,639,972)
Australia 6.1%		39,810,156
3P Learning, Ltd. (A)	21,580	16,751
88 Energy, Ltd. (A)	1,302,538	16,443
A2B Australia, Ltd.	32,294	49,077
Accent Group, Ltd.	76,348	82,888
Adairs, Ltd.	21,028	27,971
Adelaide Brighton, Ltd.	109,680	370,510
Aeon Metals, Ltd. (A)	46,964	9,626
Ainsworth Game Technology, Ltd. (B)	30,363	18,136
Alkane Resources, Ltd. (A)(B)	43,417	6,309
Alliance Aviation Services, Ltd.	22,685	42,177
ALS, Ltd.	85,168	475,649
Altium, Ltd.	28,335	664,091
AMA Group, Ltd.	107,457	71,727
Amaysim Australia, Ltd. (A)	42,294	24,642
Ansell, Ltd.	33,176	580,022
AP Eagers, Ltd.	29,178	160,103
Apollo Tourism & Leisure, Ltd.	13,545	9,125
Appen, Ltd.	23,268	386,124
ARB Corp., Ltd.	19,510	234,040
Ardent Leisure Group, Ltd.	160,970	185,549
ARQ Group, Ltd.	37,941	53,483
Artemis Resources, Ltd. (A)	226,071	11,757
Asaleo Care, Ltd. (A)	95,037	64,301
AUB Group, Ltd.	22,740	199,966
Aurelia Metals, Ltd. (A)	206,953	128,679
Ausdrill, Ltd.	202,998	250,286
Austal, Ltd.	107,012	168,630
Austin Engineering, Ltd. (A)	63,990	10,445
Australian Agricultural Company, Ltd. (A)	123,938	85,626
Australian Finance Group, Ltd.	24,519	22,341
Australian Pharmaceutical Industries, Ltd.	143,834	143,264
Australian Vintage, Ltd.	84,634	30,006
Auswide Bank, Ltd.	4,752	17,933
Automotive Holdings Group, Ltd.	66,559	108,585
Aveo Group	113,999	171,674
AVJennings, Ltd.	46,118	16,391
AVZ Minerals, Ltd. (A)	229,173	7,144
Baby Bunting Group, Ltd.	16,263	27,221
Bank of Queensland, Ltd.	26,739	171,070
Bapcor, Ltd.	71,483	306,218
Base Resources, Ltd. (A)	88,900	17,026
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	1

	Shares	Value
Australia (continued)
Beach Energy, Ltd.	515,515	$757,766
Beadell Resources, Ltd. (A)	123,034	7,234
Bega Cheese, Ltd.	58,103	196,243
Bell Financial Group, Ltd.	16,891	10,583
Bellamy's Australia, Ltd. (A)(B)	23,733	136,846
Bingo Industries, Ltd.	94,154	111,449
Blackmores, Ltd. (B)	3,481	229,877
Blue Energy, Ltd. (A)	150,000	4,575
Blue Sky Alternative Investments, Ltd. (A)	12,467	6,634
Bravura Solutions, Ltd.	61,389	222,941
Breville Group, Ltd.	23,948	267,593
Brickworks, Ltd.	22,057	287,954
Bubs Australia, Ltd. (A)	40,716	16,150
Buru Energy, Ltd. (A)	64,288	10,949
BWX, Ltd. (B)	28,245	47,402
Capitol Health, Ltd.	292,400	40,418
Capral, Ltd.	185,374	15,149
Cardno, Ltd. (A)	82,690	65,635
Carnarvon Petroleum, Ltd. (A)	370,785	106,645
carsales.com, Ltd.	64,741	583,020
Cash Converters International, Ltd. (A)	110,306	16,443
Catapult Group International, Ltd. (A)	14,492	8,192
Cedar Woods Properties, Ltd.	19,994	75,975
Centuria Capital Group	46,891	44,918
City Chic Collective, Ltd. (A)	27,747	27,871
Civmec, Ltd.	40,300	12,183
Class, Ltd.	16,518	17,346
Clean Seas Seafood, Ltd. (A)	16,659	12,525
Cleanaway Waste Management, Ltd.	580,292	891,989
Clinuvel Pharmaceuticals, Ltd.	6,936	131,729
Clover Corp., Ltd.	51,463	65,077
CML Group, Ltd.	30,000	11,738
Codan, Ltd.	27,423	59,846
Collection House, Ltd.	43,772	42,509
Collins Foods, Ltd.	33,092	151,306
Cooper Energy, Ltd. (A)	506,170	186,649
Corporate Travel Management, Ltd.	17,200	326,852
Costa Group Holdings, Ltd.	68,751	260,645
Credit Corp. Group, Ltd.	16,619	255,320
CSG, Ltd. (A)	113,221	15,302
CSR, Ltd.	158,315	377,177
CuDeco, Ltd. (A)(C)	21,846	3,642
Data#3, Ltd.	32,272	37,533
Decmil Group, Ltd. (A)	52,790	32,535
Dicker Data, Ltd.	6,644	15,700
Domain Holdings Australia, Ltd.	65,705	125,933
2	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Australia (continued)
Domino's Pizza Enterprises, Ltd. (B)	8,400	$246,431
Donaco International, Ltd. (A)	38,314	1,871
Dongfang Modern Agriculture Holding Group, Ltd. (A)	26,600	17,747
Doray Minerals, Ltd. (A)	89,844	27,676
Downer EDI, Ltd.	105,499	557,557
DuluxGroup, Ltd.	97,656	504,732
DWS, Ltd.	21,883	18,697
Eclipx Group, Ltd.	71,025	99,658
Elanor Investor Group	8,694	10,546
Elders, Ltd.	36,896	162,604
Electro Optic Systems Holdings, Ltd. (A)	12,024	22,446
Ellex Medical Lasers, Ltd. (A)	38,902	15,159
Emeco Holdings, Ltd. (A)	69,307	105,000
EML Payments, Ltd. (A)	49,628	56,961
Energy Resources of Australia, Ltd. (A)	64,781	14,165
Energy World Corp., Ltd. (A)(B)	226,411	14,418
EQT Holdings, Ltd.	5,139	89,266
ERM Power, Ltd.	49,837	61,812
Estia Health, Ltd.	71,394	120,099
Euroz, Ltd.	34,787	29,408
EVENT Hospitality and Entertainment, Ltd.	31,076	290,646
FAR, Ltd. (A)	876,239	37,258
Finbar Group, Ltd.	71,892	42,864
Fleetwood Corp., Ltd.	32,879	39,913
FlexiGroup, Ltd.	72,533	78,965
Freedom Foods Group, Ltd.	11,660	40,394
G8 Education, Ltd.	114,130	253,316
Galaxy Resources, Ltd. (A)(B)	116,511	180,467
Galilee Energy, Ltd. (A)	31,997	9,865
Gascoyne Resources, Ltd. (Australian Securities Exchange) (A)	70,362	4,883
GBST Holdings, Ltd.	13,763	16,444
Genworth Mortgage Insurance Australia, Ltd.	71,185	133,385
Gold Road Resources, Ltd. (A)(B)	271,265	177,853
GrainCorp, Ltd., Class A	60,844	420,863
Grange Resources, Ltd.	206,285	37,388
Greenland Minerals, Ltd. (A)(B)	176,827	6,837
GUD Holdings, Ltd.	28,322	254,342
GWA Group, Ltd.	66,719	147,011
Hansen Technologies, Ltd.	46,149	104,356
Harvey Norman Holdings, Ltd.	58,780	150,248
Healius, Ltd.	178,837	353,648
Healthscope, Ltd.	235,083	415,141
Helloworld Travel, Ltd.	4,675	15,793
Highfield Resources, Ltd. (A)	40,292	16,841
Horizon Oil, Ltd. (A)	443,056	35,578
HT&E, Ltd.	111,610	146,432
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	3

	Shares	Value
Australia (continued)
HUB24, Ltd. (B)	10,406	$85,917
Huon Aquaculture Group, Ltd.	5,452	18,766
IDP Education, Ltd.	29,998	316,785
Iluka Resources, Ltd.	70,169	456,487
Image Resources NL (A)	109,244	13,483
Imdex, Ltd. (A)	115,153	91,914
IMF Bentham, Ltd. (B)	63,992	132,033
Independence Group NL	143,639	495,519
Infigen Energy (A)	292,556	102,840
Infomedia, Ltd.	101,032	111,866
Inghams Group, Ltd. (B)	56,247	161,409
Integral Diagnostics, Ltd.	24,311	45,551
Integrated Research, Ltd.	23,574	38,956
International Ferro Metals, Ltd. (A)(C)	9,556	0
InvoCare, Ltd. (B)	30,274	321,601
IOOF Holdings, Ltd. (B)	83,527	390,557
IPH, Ltd.	50,540	217,294
IRESS, Ltd.	36,769	313,349
iSelect, Ltd. (A)	68,428	34,984
iSentia Group, Ltd.	35,198	6,612
IVE Group, Ltd.	34,635	55,267
Japara Healthcare, Ltd.	72,444	70,806
JB Hi-Fi, Ltd. (B)	35,424	545,472
Jumbo Interactive, Ltd.	11,374	84,803
Jupiter Mines, Ltd.	222,150	53,455
Karoon Energy, Ltd. (A)	81,939	61,498
Kingsgate Consolidated, Ltd. (A)	71,822	8,144
Kogan.com, Ltd.	14,203	41,138
Lifestyle Communities, Ltd.	15,596	58,236
Link Administration Holdings, Ltd. (B)	90,644	488,852
Lovisa Holdings, Ltd.	10,617	75,523
Lucapa Diamond Company, Ltd. (A)	145,168	19,073
Lycopodium, Ltd.	4,375	15,755
MACA, Ltd.	77,079	52,375
Macmahon Holdings, Ltd. (A)(B)	350,904	59,687
MaxiTRANS Industries, Ltd.	51,752	13,216
Mayne Pharma Group, Ltd. (A)	410,449	203,606
McMillan Shakespeare, Ltd.	19,196	165,299
McPherson's, Ltd.	20,700	19,343
Medusa Mining, Ltd. (A)	50,437	14,051
Mesoblast, Ltd. (A)(B)	77,978	68,162
Metals X, Ltd. (A)(B)	148,546	32,613
Metcash, Ltd. (B)	294,120	544,745
Metro Mining, Ltd. (A)	66,430	6,585
Michael Hill International, Ltd.	43,259	19,151
Michael Hill International, Ltd. (Australian Securities Exchange)	8,882	4,053
4	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Australia (continued)
Midway, Ltd.	3,396	$8,684
Millennium Minerals, Ltd. (A)	86,302	10,975
Mincor Resources NL (A)(B)	61,262	16,071
Mineral Resources, Ltd.	39,777	423,922
MMA Offshore, Ltd. (A)	237,016	30,228
MNF Group, Ltd.	8,989	24,352
MOD Resources, Ltd. (A)	20,408	4,911
Monadelphous Group, Ltd.	25,805	326,486
Monash IVF Group, Ltd.	42,419	31,865
Money3 Corp., Ltd.	40,827	59,248
Mortgage Choice, Ltd.	31,859	20,012
Motorcycle Holdings, Ltd.	5,321	5,592
Mount Gibson Iron, Ltd.	228,631	123,115
Myanmar Metals, Ltd. (A)	256,704	14,175
Myer Holdings, Ltd. (A)(B)	238,448	65,032
MYOB Group, Ltd.	111,637	269,779
MyState, Ltd.	25,754	85,154
Navigator Global Investments, Ltd.	34,265	76,430
Navitas, Ltd.	59,618	238,938
NetComm Wireless, Ltd. (A)(B)	27,395	20,772
New Hope Corp., Ltd.	62,568	185,920
NEXTDC, Ltd. (A)	86,615	383,464
nib holdings, Ltd.	127,490	522,470
Nick Scali, Ltd.	17,164	74,691
Nine Entertainment Company Holdings, Ltd.	462,329	559,968
Noni B, Ltd.	5,190	11,029
NRW Holdings, Ltd.	118,143	199,687
Nufarm, Ltd.	72,262	268,400
OceanaGold Corp.	187,382	603,746
OFX Group, Ltd.	94,039	120,917
Onevue Holdings, Ltd. (A)	26,955	9,277
oOh!media, Ltd.	64,439	162,457
Orora, Ltd.	194,530	434,649
Ovato, Ltd. (A)	70,654	5,774
OZ Minerals, Ltd.	97,730	711,849
Pacific Current Group, Ltd.	15,252	60,052
Pacific Energy, Ltd.	12,516	5,860
Pacific Smiles Group, Ltd.	11,867	10,934
Pact Group Holdings, Ltd.	50,469	104,124
Panoramic Resources, Ltd. (A)	85,975	29,735
Pantoro, Ltd. (A)	112,660	20,289
Paragon Care, Ltd.	76,290	25,168
Paringa Resources, Ltd. (A)	54,766	5,045
Peet, Ltd.	111,550	75,288
Pendal Group, Ltd.	70,617	430,445
Perpetual, Ltd.	12,732	371,021
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	5

	Shares	Value
Australia (continued)
Perseus Mining, Ltd. (A)	300,993	$94,435
Pilbara Minerals, Ltd. (A)(B)	134,374	70,995
Pioneer Credit, Ltd.	11,509	19,233
Platinum Asset Management, Ltd.	53,389	209,047
Praemium, Ltd. (A)	68,020	28,927
Premier Investments, Ltd.	29,251	341,708
Prime Media Group, Ltd. (A)	115,482	19,635
Pro Medicus, Ltd.	10,129	98,702
PSC Insurance Group, Ltd.	9,460	18,079
PWR Holdings, Ltd.	18,240	47,741
QMS Media, Ltd.	16,075	8,393
Qube Holdings, Ltd.	202,557	399,707
Quintis, Ltd. (A)(C)	84,711	0
Ramelius Resources, Ltd. (A)	159,170	68,891
RCR Tomlinson, Ltd. (C)	79,405	49,004
Reckon, Ltd.	25,906	12,493
Red 5, Ltd. (A)	150,739	13,317
Red River Resources, Ltd. (A)	130,095	14,736
Regis Healthcare, Ltd. (B)	39,125	88,884
Regis Resources, Ltd.	127,896	483,255
Resolute Mining, Ltd.	249,527	193,299
Retail Food Group, Ltd. (A)(B)	34,197	6,552
Rhipe, Ltd.	24,168	27,459
Ridley Corp., Ltd.	77,396	76,928
RPMGlobal Holdings, Ltd. (A)	1,806	738
Ruralco Holdings, Ltd.	7,211	22,881
RXP Services, Ltd.	37,930	13,339
Salmat, Ltd.	15,825	6,386
Sandfire Resources NL	49,918	258,683
Saracen Mineral Holdings, Ltd. (A)	241,524	441,233
SeaLink Travel Group, Ltd.	16,401	47,357
Select Harvests, Ltd.	32,277	136,084
Senetas Corp., Ltd.	298,765	14,442
Senex Energy, Ltd. (A)	394,271	108,431
ServCorp, Ltd.	13,949	31,562
Service Stream, Ltd.	75,404	107,443
Seven Group Holdings, Ltd.	7,785	106,831
Seven West Media, Ltd. (A)	295,377	114,195
SG Fleet Group, Ltd.	34,699	63,281
Sheffield Resources, Ltd. (A)	30,777	12,876
Shine Corporate, Ltd.	13,336	5,882
Sigma Healthcare, Ltd.	413,072	180,635
Silver Chef, Ltd.	8,737	11,110
Silver Lake Resources, Ltd. (A)	139,346	66,960
SmartGroup Corp., Ltd.	21,092	126,986
Southern Cross Electrical Engineering, Ltd.	16,667	6,999
6	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Australia (continued)
Southern Cross Media Group, Ltd.	210,199	$182,125
Spark Infrastructure Group	377,117	624,279
SpeedCast International, Ltd.	61,742	170,139
SRG Global, Ltd.	83,829	22,830
St. Barbara, Ltd.	136,073	429,615
Steadfast Group, Ltd.	198,531	440,046
Strike Energy, Ltd. (A)	48,901	2,456
Sunland Group, Ltd.	30,172	32,095
Super Retail Group, Ltd.	39,181	205,852
Superloop, Ltd. (A)	26,642	28,196
Syrah Resources, Ltd. (A)(B)	86,518	84,016
Tassal Group, Ltd.	58,126	202,686
Technology One, Ltd.	61,346	321,166
Terracom, Ltd. (A)	42,819	19,003
The Citadel Group, Ltd.	7,347	35,348
The Reject Shop, Ltd.	7,826	15,053
Thorn Group, Ltd. (A)	45,862	14,979
Tiger Resources, Ltd. (A)(C)	420,741	14,624
Troy Resources, Ltd. (A)	137,215	11,185
Villa World, Ltd.	30,864	43,594
Village Roadshow, Ltd. (A)	33,401	75,744
Virgin Australia Holdings, Ltd. (A)(B)	305,078	43,323
Virgin Australia Holdings, Ltd. (A)(C)	252,517	896
Virtus Health, Ltd.	22,711	66,627
Vita Group, Ltd.	34,628	37,796
Vocus Group, Ltd. (A)	132,350	348,039
Webjet, Ltd.	33,110	367,937
Webster, Ltd.	16,290	19,006
Western Areas, Ltd.	84,713	137,705
Westgold Resources, Ltd. (A)	60,504	51,812
WorleyParsons, Ltd.	66,302	699,468
WPP AUNZ, Ltd.	101,689	39,943
Austria 1.2%		8,050,344
Agrana Beteiligungs AG	4,996	98,911
ams AG (A)(B)	11,303	349,629
ANDRITZ AG	14,107	704,152
AT&S Austria Technologie & Systemtechnik AG	7,603	139,975
CA Immobilien Anlagen AG	21,078	712,608
DO & CO AG	2,620	221,346
EVN AG	11,068	166,237
FACC AG	6,411	100,643
Flughafen Wien AG	1,049	41,785
IMMOFINANZ AG (A)	24,680	611,543
Kapsch TrafficCom AG	2,054	79,341
Lenzing AG	3,283	328,122
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	7

	Shares	Value
Austria (continued)
Mayr Melnhof Karton AG	2,295	$308,910
Oesterreichische Post AG	9,468	375,126
Palfinger AG	4,994	141,875
POLYTEC Holding AG	4,411	42,958
Porr AG (B)	3,596	77,993
Rhi Magnesita NV	5,856	342,837
Rosenbauer International AG	1,097	53,148
S IMMO AG	18,198	344,394
S&T AG (A)	19,166	462,521
Schoeller-Bleckmann Oilfield Equipment AG	3,435	266,217
Semperit AG Holding (A)(B)	3,480	48,011
Strabag SE	4,708	160,404
Telekom Austria AG (A)	42,354	314,313
UBM Development AG	903	36,940
UNIQA Insurance Group AG	43,062	424,383
Vienna Insurance Group AG	10,573	254,981
Wienerberger AG	33,730	763,305
Zumtobel Group AG (A)	8,698	77,736
Belgium 1.4%		9,212,245
Ackermans & van Haaren NV	6,657	1,048,581
AGFA-Gevaert NV (A)	57,801	224,155
Akka Technologies	3,846	241,998
Atenor	1,054	70,404
Banque Nationale de Belgique	55	151,282
Barco NV	3,185	485,983
Bekaert SA	11,249	298,585
Biocartis NV (A)(D)	10,927	145,287
bpost SA (B)	21,976	200,393
Celyad SA (A)	1,226	25,239
Cie d'Entreprises CFE	2,113	210,739
Cie Immobiliere de Belgique SA	1,203	75,272
Deceuninck NV	22,438	56,290
D'ieteren SA	8,384	318,145
Econocom Group SA	37,385	154,167
Elia System Operator SA	8,612	613,173
Euronav NV	38,775	307,415
EVS Broadcast Equipment SA	4,525	100,761
Exmar NV (A)	10,007	68,067
Fagron	12,924	239,466
Galapagos NV (A)	12,814	1,254,182
Gimv NV	4,110	235,025
Ion Beam Applications (A)(B)	6,591	87,161
Jensen-Group NV	1,142	42,982
Kinepolis Group NV	4,816	271,016
Lotus Bakeries (B)	81	232,060
8	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Belgium (continued)
MDxHealth (A)(B)	13,603	$20,542
Melexis NV (B)	5,085	335,030
Nyrstar NV (A)(B)	19,891	11,755
Ontex Group NV (B)	18,066	379,911
Orange Belgium SA	10,759	217,957
Oxurion NV (A)	12,320	58,858
Picanol	683	56,507
Recticel SA	14,373	106,220
Resilux	305	49,590
Roularta Media Group NV	668	10,701
Sioen Industries NV	2,343	63,890
Sipef NV	1,911	112,498
Telenet Group Holding NV	3,686	166,138
TER Beke SA	176	26,581
Tessenderlo Group SA (A)	9,350	320,512
Van de Velde NV	1,691	53,259
Viohalco SA (A)	18,237	64,468
Bermuda 0.2%		1,227,871
Hiscox, Ltd.	57,948	1,227,871
Canada 7.9%		51,700,338
5N Plus, Inc. (A)	26,489	67,433
Absolute Software Corp.	14,602	101,641
Acadian Timber Corp.	2,634	34,307
Advantage Oil & Gas, Ltd. (A)	64,128	109,158
Aecon Group, Inc.	22,903	319,540
Africa Oil Corp. (A)	10,700	9,513
Ag Growth International, Inc.	5,325	236,316
AGF Management, Ltd., Class B	27,342	107,835
AGT Food & Ingredients, Inc.	6,651	90,014
Aimia, Inc. (A)	54,862	158,422
AirBoss of America Corp.	4,809	30,149
AKITA Drilling, Ltd., Class A	1,766	5,261
Alamos Gold, Inc., Class A	113,404	548,083
Alaris Royalty Corp. (B)	14,697	219,458
Alcanna, Inc.	10,576	38,577
Alexco Resource Corp. (A)(B)	35,137	46,460
Algoma Central Corp.	4,052	40,491
Alio Gold, Inc. (A)(B)	9,897	8,950
Altius Minerals Corp.	14,000	134,580
Altus Group, Ltd.	12,940	258,908
Americas Silver Corp. (A)	8,321	16,756
Amerigo Resources, Ltd. (A)	49,100	42,908
Andrew Peller, Ltd., Class A	12,093	120,751
ARC Resources, Ltd.	98,550	744,395
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	9

	Shares	Value
Canada (continued)
Aritzia, Inc. (A)	9,300	$114,205
Asanko Gold, Inc. (A)	31,531	22,044
Athabasca Oil Corp. (A)	150,957	108,978
ATS Automation Tooling Systems, Inc. (A)	28,791	405,408
AutoCanada, Inc. (B)	8,443	82,316
B2Gold Corp. (A)	259,931	817,747
Badger Daylighting, Ltd. (B)	11,768	341,875
Baytex Energy Corp. (A)	193,029	346,175
Bellatrix Exploration, Ltd. (A)	9,891	5,111
Birch Mountain Resources, Ltd. (A)(C)	11,200	1
Birchcliff Energy, Ltd. (B)	92,472	253,675
Bird Construction, Inc. (B)	10,185	52,010
Black Diamond Group, Ltd. (A)(B)	17,717	28,004
BMTC Group, Inc.	4,096	47,778
Bonavista Energy Corp.	81,137	77,071
Bonterra Energy Corp. (B)	10,135	48,366
Boralex, Inc., Class A (B)	18,434	260,411
Brookfield Real Estate Services, Inc.	2,800	32,554
BSM Technologies, Inc. (A)(B)	16,900	11,687
Calfrac Well Services, Ltd. (A)(B)	36,548	94,984
Calian Group, Ltd.	2,739	61,817
Canaccord Genuity Group, Inc.	49,199	241,892
Canacol Energy, Ltd. (A)(B)	37,069	125,634
Canadian Western Bank (B)	29,857	695,404
Canfor Corp. (A)	18,680	200,718
Canfor Pulp Products, Inc.	10,068	121,341
CanWel Building Materials Group, Ltd. (B)	21,055	78,559
Capital Power Corp.	31,667	726,973
Capstone Mining Corp. (A)	129,433	66,883
Cardinal Energy, Ltd. (B)	41,663	75,667
Cargojet, Inc.	900	57,962
Cascades, Inc.	27,305	182,801
Celestica, Inc. (A)	36,782	338,486
Centerra Gold, Inc. (A)	68,716	358,214
Centerra Gold, Inc. (New York Stock Exchange) (A)	1,244	6,456
Cervus Equipment Corp.	3,597	36,081
CES Energy Solutions Corp. (B)	89,204	214,206
Chesswood Group, Ltd.	3,200	28,889
China Gold International Resources Corp., Ltd. (A)	90,882	131,908
Cineplex, Inc. (B)	17,505	341,467
Clearwater Seafoods, Inc. (B)	7,000	27,980
Cogeco Communications, Inc.	4,804	300,407
Cogeco, Inc.	2,092	116,034
Colliers International Group, Inc.	4,665	318,728
Colliers International Group, Inc. (New York Stock Exchange)	4,844	330,748
Computer Modelling Group, Ltd.	26,533	120,976
10	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Canada (continued)
Conifex Timber, Inc. (A)	5,700	$7,320
Continental Gold, Inc. (A)	56,476	98,708
Copper Mountain Mining Corp. (A)	78,268	61,261
Corby Spirit and Wine, Ltd.	3,744	52,776
Corridor Resources, Inc. (A)	11,000	5,851
Corus Entertainment, Inc., B Shares	46,731	214,133
Crew Energy, Inc. (A)	57,594	38,952
CRH Medical Corp. (A)	23,692	74,175
Delphi Energy Corp. (A)	76,367	22,052
Denison Mines Corp. (A)(B)	171,019	92,271
Detour Gold Corp. (A)	46,509	470,762
DHX Media, Ltd. (B)	47,308	90,953
DIRTT Environmental Solutions (A)	18,708	107,476
Dorel Industries, Inc., Class B	8,944	114,251
DREAM Unlimited Corp., Class A (A)	19,238	118,122
Dundee Precious Metals, Inc. (A)	46,670	165,976
Dynacor Gold Mines, Inc.	5,800	7,845
Echelon Financial Holdings, Inc. (A)	2,400	24,931
ECN Capital Corp.	106,129	327,432
EcoSynthetix, Inc. (A)(B)	3,185	5,034
E-L Financial Corp., Ltd.	174	107,101
Eldorado Gold Corp. (A)	58,219	252,616
Element Fleet Management Corp.	79,034	452,241
Endeavour Silver Corp. (A)(B)	50,974	132,088
Endeavour Silver Corp. (New York Stock Exchange) (A)	1,400	3,598
Enerflex, Ltd.	28,152	427,858
Enerplus Corp. (B)	65,300	575,615
Enghouse Systems, Ltd.	11,964	346,478
Ensign Energy Services, Inc.	47,038	191,591
Entertainment One, Ltd.	97,536	543,789
Equitable Group, Inc.	4,656	247,704
Essential Energy Services, Ltd. (A)	57,270	13,274
Evertz Technologies, Ltd.	8,817	110,217
Exchange Income Corp. (B)	2,691	68,300
Exco Technologies, Ltd.	9,890	72,900
EXFO, Inc. (A)	8	29
EXFO, Inc. (Toronto Stock Exchange) (A)	1,146	4,215
Extendicare, Inc. (B)	26,895	155,735
Fiera Capital Corp.	15,867	146,498
Firm Capital Mortgage Investment Corp.	7,600	75,714
First Majestic Silver Corp. (A)(B)	52,381	353,466
First Mining Gold Corp. (A)	127,000	36,673
First National Financial Corp.	4,398	97,923
FirstService Corp.	4,746	412,045
FirstService Corp. (New York Stock Exchange)	3,794	329,471
Fission Uranium Corp. (A)	139,747	53,097
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	11

	Shares	Value
Canada (continued)
Fortuna Silver Mines, Inc. (A)	58,107	$218,130
Freehold Royalties, Ltd. (B)	35,009	237,570
Gamehost, Inc.	6,100	46,586
GDI Integrated Facility Services, Inc. (A)	2,500	39,325
Gear Energy, Ltd. (A)	60,000	28,725
Genesis Land Development Corp.	1,561	3,547
Genworth MI Canada, Inc. (B)	14,945	503,448
Gibson Energy, Inc.	34,359	555,875
Glacier Media, Inc. (A)	8,800	3,745
Gluskin Sheff + Associates, Inc.	9,442	80,504
GMP Capital, Inc.	23,708	46,661
goeasy, Ltd.	3,130	107,176
Golden Star Resources, Ltd. (A)	2,760	10,488
Golden Star Resources, Ltd. (A)	20,650	78,304
GoldMining, Inc. (A)(B)	17,500	13,165
Gran Tierra Energy, Inc. (A)	126,929	286,469
Granite Oil Corp.	1,497	944
Great Canadian Gaming Corp. (A)	19,190	800,294
Great Panther Silver, Ltd. (A)	34,334	32,613
Great Panther Silver, Ltd. (New York Stock Exchange) (A)	1,300	1,196
Guardian Capital Group, Ltd., Class A	1,800	32,158
Guyana Goldfields, Inc. (A)	57,265	63,098
Hanfeng Evergreen, Inc. (A)(C)	3,700	14
Heroux-Devtek, Inc. (A)	12,143	148,379
High Arctic Energy Services, Inc. (B)	12,900	38,623
High Liner Foods, Inc. (B)	6,893	36,562
Home Capital Group, Inc. (A)(B)	25,660	336,362
Horizon North Logistics, Inc.	52,370	78,001
Hudbay Minerals, Inc.	77,782	523,098
Hudson's Bay Company	33,127	195,598
IAMGOLD Corp. (A)	147,774	495,219
IBI Group, Inc. (A)	7,200	25,387
Imperial Metals Corp. (A)(B)	20,280	30,051
Indigo Books & Music, Inc. (A)	2,900	22,368
Information Services Corp.	3,300	43,508
Innergex Renewable Energy, Inc.	29,227	326,706
InPlay Oil Corp. (A)	7,300	5,936
Interfor Corp. (A)	22,629	254,672
International Petroleum Corp. (A)	23,520	110,455
International Tower Hill Mines, Ltd. (A)	4,097	2,304
Intertape Polymer Group, Inc.	24,629	336,884
IPL Plastics, Inc. (A)	7,052	57,072
Ivanhoe Mines, Ltd., Class A (A)	92,514	241,839
Jamieson Wellness, Inc.	11,063	164,270
Just Energy Group, Inc.	36,030	130,326
KAB Distribution, Inc. (A)(C)	18,405	0
12	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Canada (continued)
K-Bro Linen, Inc.	3,186	$91,565
Kelt Exploration, Ltd. (A)	50,655	202,089
Kinaxis, Inc. (A)	6,391	401,784
Knight Therapeutics, Inc. (A)	40,273	234,119
KP Tissue, Inc.	3,500	24,256
Labrador Iron Ore Royalty Corp.	21,100	526,237
Largo Resources, Ltd. (A)(B)	36,500	62,962
Lassonde Industries, Inc., Class A	700	91,759
Laurentian Bank of Canada (B)	16,624	511,877
Leagold Mining Corp. (A)	25,100	38,720
Leon's Furniture, Ltd.	10,241	116,422
Lightstream Resources, Ltd. (A)(C)	75,972	0
Linamar Corp.	12,604	495,655
Lucara Diamond Corp. (B)	113,730	142,600
Lundin Gold, Inc. (A)(B)	14,300	59,767
Magellan Aerospace Corp.	5,883	78,234
Mainstreet Equity Corp. (A)	1,722	60,194
Major Drilling Group International, Inc. (A)	31,038	110,618
Maple Leaf Foods, Inc.	17,950	378,519
Marathon Gold Corp. (A)	15,600	12,329
Martinrea International, Inc.	31,411	292,878
Maxim Power Corp. (A)	6,300	10,054
Mediagrif Interactive Technologies, Inc.	4,600	37,158
Medical Facilities Corp.	11,330	142,147
MEG Energy Corp. (A)	68,978	283,051
Melcor Developments, Ltd.	4,800	46,287
Morguard Corp.	1,278	179,665
Morneau Shepell, Inc.	16,770	347,774
Mountain Province Diamonds, Inc.	10,600	11,116
MTY Food Group, Inc.	6,315	282,170
Mullen Group, Ltd.	36,450	348,449
New Gold, Inc. (A)(B)	211,678	186,593
NFI Group, Inc.	12,530	329,163
Norbord, Inc.	8,746	225,969
North American Construction Group, Ltd.	9,035	119,052
Northland Power, Inc.	26,135	495,511
NuVista Energy, Ltd. (A)	57,105	181,823
Obsidian Energy, Ltd. (A)	166,821	57,680
Orbite Technologies, Inc. (A)	105,500	21
Orla Mining, Ltd. (A)	10,800	9,684
Osisko Gold Royalties, Ltd.	34,530	387,034
Osisko Mining, Inc. (A)	12,500	33,246
Painted Pony Energy, Ltd. (A)(B)	41,196	46,019
Pan American Silver Corp.	61,318	819,158
Papiers Fraser, Inc. (A)(C)	4,800	0
Paramount Resources, Ltd., Class A (A)(B)	25,426	173,506
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	13

	Shares	Value
Canada (continued)
Parex Resources, Inc. (A)	41,004	$634,714
Park Lawn Corp.	5,527	105,798
Parkland Fuel Corp.	14,900	416,899
Pason Systems, Inc.	19,237	296,168
Pengrowth Energy Corp. (A)(B)	148,974	88,301
Peyto Exploration & Development Corp. (B)	45,068	259,939
Photon Control, Inc. (A)	19,406	21,825
PHX Energy Services Corp. (A)	11,019	22,859
Pine Cliff Energy, Ltd. (A)(B)	49,800	9,461
Pivot Technology Solutions, Inc.	9,400	9,500
Pizza Pizza Royalty Corp.	10,178	78,736
Points International, Ltd. (A)	3,410	41,046
Polaris Infrastructure, Inc.	5,700	51,371
Pollard Banknote, Ltd.	2,700	48,011
PolyMet Mining Corp. (A)(B)	20,250	13,388
Precision Drilling Corp. (A)	117,281	295,887
Premier Gold Mines, Ltd. (A)	43,945	61,779
Premium Brands Holdings Corp.	6,657	374,192
Pretium Resources, Inc. (A)	36,300	294,052
Pulse Seismic, Inc. (A)	17,551	32,009
Quarterhill, Inc. (B)	36,398	37,063
Questerre Energy Corp., Class A (A)	41,900	10,030
Real Matters, Inc. (A)	10,900	40,918
Recipe Unlimited Corp.	3,191	67,993
Reitmans Canada, Ltd., Class A	15,656	42,592
Richelieu Hardware, Ltd.	16,854	302,000
Rocky Mountain Dealerships, Inc.	6,328	42,124
Rogers Sugar, Inc. (B)	32,887	149,697
Roxgold, Inc. (A)	113,200	73,978
Russel Metals, Inc. (B)	19,286	351,734
Sabina Gold & Silver Corp. (A)	44,568	46,399
Sandstorm Gold, Ltd. (A)	62,010	348,702
Savaria Corp. (B)	10,000	101,752
Seabridge Gold, Inc. (A)	2,300	33,121
Secure Energy Services, Inc.	61,804	398,266
SEMAFO, Inc. (A)	120,667	339,274
Seven Generations Energy, Ltd., Class A (A)	21,804	159,394
ShawCor, Ltd.	21,378	335,953
Sienna Senior Living, Inc.	20,926	287,823
Sierra Metals, Inc. (A)	4,000	6,930
Sierra Wireless, Inc. (A)	13,360	168,529
Sleep Country Canada Holdings, Inc. (D)	11,309	183,993
Solium Capital, Inc. (A)	1,459	21,221
Sprott, Inc. (B)	63,751	124,019
SSR Mining, Inc. (A)	39,997	554,995
Stantec, Inc. (B)	23,443	576,834
14	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Canada (continued)
Stella-Jones, Inc.	12,106	$379,385
STEP Energy Services, Ltd. (A)(D)	9,024	15,018
Storm Resources, Ltd. (A)	12,100	20,045
Stornoway Diamond Corp. (A)	43,566	6,290
Strad Energy Services, Ltd. (A)	8,902	9,606
Street Capital Group, Inc. (A)(B)	13,900	6,443
Stuart Olson, Inc.	7,100	28,595
SunOpta, Inc. (A)(B)	22,645	58,508
SunOpta, Inc. (New York Stock Exchange) (A)	2,100	5,460
Superior Plus Corp.	48,540	417,180
Supremex, Inc.	5,000	12,614
Surge Energy, Inc. (B)	91,176	99,771
Tamarack Valley Energy, Ltd. (A)	73,950	155,661
Taseko Mines, Ltd. (A)	53,246	35,607
Taseko Mines, Ltd. (New York Stock Exchange) (A)	5,290	3,518
TeraGo, Inc. (A)	2,000	15,943
Teranga Gold Corp. (A)	32,103	105,632
Tervita Corp. (A)	3,214	17,267
TFI International, Inc.	24,278	748,108
The Descartes Systems Group, Inc. (A)	18,506	639,156
The Intertain Group, Ltd. (A)	3,000	27,106
The North West Company, Inc.	14,430	352,430
Tidewater Midstream and Infrastructure, Ltd.	71,500	73,893
Timbercreek Financial Corp. (B)	19,186	136,319
TMAC Resources, Inc. (A)	2,100	9,447
TMX Group, Ltd.	6,467	406,021
TORC Oil & Gas, Ltd.	71,817	252,679
Torex Gold Resources, Inc. (A)	28,620	346,237
Torstar Corp., Class B	17,964	13,241
Total Energy Services, Inc.	16,306	118,582
TransAlta Corp.	83,976	511,150
TransAlta Renewables, Inc.	34,262	318,420
Transcontinental, Inc., Class A	21,610	311,189
TransGlobe Energy Corp.	27,604	54,749
Trevali Mining Corp. (A)	206,096	57,947
Trican Well Service, Ltd. (A)	112,770	125,114
Tricon Capital Group, Inc.	43,787	367,013
Trisura Group, Ltd. (A)	1,900	39,705
Uni-Select, Inc.	15,005	143,214
Valener, Inc.	13,946	243,322
Vecima Networks, Inc.	1,797	13,178
VersaBank	2,000	11,551
Wajax Corp.	6,547	93,632
Wesdome Gold Mines, Ltd. (A)	62,161	228,625
Western Energy Services Corp. (A)	26,726	7,514
Western Forest Products, Inc. (B)	152,726	211,225
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	15

	Shares	Value
Canada (continued)
WestJet Airlines, Ltd.	1,400	$22,192
Westport Fuel Systems, Inc. (A)	2,300	3,105
Westshore Terminals Investment Corp.	15,865	261,614
Whitecap Resources, Inc.	88,748	325,062
Winpak, Ltd.	8,836	287,852
Yamana Gold, Inc.	268,791	698,556
Yangarra Resources, Ltd. (A)	22,853	56,093
Yellow Pages, Ltd. (A)	4,514	20,376
ZCL Composites, Inc.	9,830	74,400
Zenith Capital Corp. (A)(C)	5,300	886
China 0.1%		519,559
Bund Center Investment, Ltd. (A)	55,500	24,042
China Chuanglian Education Financial Group, Ltd. (A)	948,000	7,115
China New Higher Education Group, Ltd. (D)	96,000	54,506
Delong Holdings, Ltd.	6,900	29,712
FIH Mobile, Ltd. (A)	1,017,000	119,126
Goodbaby International Holdings, Ltd.	283,000	102,042
Huan Yue Interactive Holdings, Ltd. (A)	176,000	15,422
Microport Scientific Corp.	65,000	57,504
Nanfang Communication Holdings, Ltd.	84,000	54,868
New Sports Group, Ltd. (A)	112,500	8,594
Sino Grandness Food Industry Group, Ltd. (A)	140,799	6,659
TK Group Holdings, Ltd.	74,000	39,969
Colombia 0.0%		30,494
Frontera Energy Corp. (Toronto Stock Exchange)	3,200	30,494
Denmark 1.7%		11,427,010
ALK-Abello A/S (A)	1,897	297,128
Alm Brand A/S	22,070	189,356
Ambu A/S, Class B	37,345	874,580
Bang & Olufsen A/S (A)	10,302	147,750
Bavarian Nordic A/S (A)	7,896	178,088
Brodrene Hartmann A/S	809	35,756
Columbus A/S	26,124	53,925
D/S Norden A/S (A)	9,429	134,568
Dfds A/S	10,543	481,879
FLSmidth & Company A/S	11,968	574,306
Fluegger Group A/S	225	10,288
H+H International A/S, Class B (A)	5,268	81,590
Harboes Bryggeri A/S, Class B	1,452	17,971
IC Group A/S	2,299	14,014
ISS A/S	31,899	994,843
Jeudan A/S	537	77,483
Jyske Bank A/S	16,682	653,221
Matas A/S	9,984	105,662
16	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Denmark (continued)
Nilfisk Holding A/S (A)	7,997	$339,493
NKT A/S (A)	8,273	153,060
NNIT A/S (D)	2,981	86,648
North Media AS	1,803	10,721
Parken Sport & Entertainment A/S	1,870	28,112
Per Aarsleff Holding A/S	6,139	207,901
Ringkjoebing Landbobank A/S	7,695	456,255
Rockwool International A/S, A Shares	297	64,961
Rockwool International A/S, B Shares	1,982	483,609
Royal Unibrew A/S	14,231	1,052,152
RTX A/S	3,190	78,223
Santa Fe Group A/S (A)	340	596
Scandinavian Tobacco Group A/S (D)	17,820	235,377
Schouw & Company A/S	3,789	302,953
SimCorp A/S	11,412	1,027,123
Solar A/S, B Shares	1,498	71,810
Spar Nord Bank A/S	32,628	280,567
Sydbank A/S	21,448	510,669
Tivoli A/S	271	27,431
TK Development A/S (A)	17,289	10,779
Topdanmark A/S	15,484	763,600
Tryg A/S	1,043	28,429
United International Enterprises	482	98,872
Veloxis Pharmaceuticals A/S (A)(B)	71,640	34,021
Vestjysk Bank A/S (A)	78,910	31,271
Zealand Pharma A/S (A)(B)	8,130	119,969
Faeroe Islands 0.0%		15,913
BankNordik P/F	953	15,913
Finland 2.3%		14,832,340
Afarak Group OYJ (A)	11,970	11,549
Aktia Bank OYJ	12,408	129,502
Alma Media OYJ	11,325	80,154
Amer Sports OYJ (A)	33,027	1,497,400
Apetit OYJ	1,524	15,943
Asiakastieto Group OYJ (A)(D)	3,599	106,517
Aspo OYJ	5,505	53,330
Atria OYJ	3,641	33,134
BasWare OYJ (A)	2,688	92,561
Bittium OYJ	10,462	84,102
Cargotec OYJ, B Shares	12,137	433,762
Caverion OYJ	29,112	170,293
Citycon OYJ	120,389	231,582
Cramo OYJ	11,717	229,143
Digia OYJ	3,370	10,310
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	17

	Shares	Value
Finland (continued)
Ferratum OYJ	2,783	$26,912
Finnair OYJ	19,718	183,478
Fiskars OYJ ABP	12,138	268,102
F-Secure OYJ	25,386	68,090
HKScan OYJ, A Shares	11,127	23,247
Huhtamaki OYJ	27,968	1,012,404
Ilkka-Yhtyma OYJ	2,083	9,114
Kemira OYJ	34,890	466,572
Kesko OYJ, A Shares	3,165	174,933
Kesko OYJ, B Shares	18,743	1,118,686
Konecranes OYJ	15,988	560,578
Lassila & Tikanoja OYJ	8,707	150,209
Lehto Group OYJ	1,623	8,218
Metsa Board OYJ	58,883	407,445
Metso OYJ	27,913	945,711
Nokian Renkaat OYJ	33,450	1,183,816
Olvi OYJ, A Shares	4,110	149,070
Oriola OYJ, B Shares	37,547	99,782
Orion OYJ, Class A	5,923	208,770
Orion OYJ, Class B	25,760	919,671
Outokumpu OYJ	90,690	361,066
Outotec OYJ (A)	50,915	190,870
Pihlajalinna OYJ	643	8,005
Ponsse OYJ	3,264	103,251
QT Group OYJ (A)	2,996	33,891
Raisio OYJ, V Shares	41,233	122,193
Ramirent OYJ	24,377	166,021
Rapala VMC OYJ	5,592	19,473
Raute OYJ, A Shares	728	21,194
Revenio Group OYJ	5,764	100,061
Sanoma OYJ	23,627	234,876
SRV Group OYJ	8,532	16,747
Stockmann OYJ ABP, A Shares (A)	1,949	5,431
Stockmann OYJ ABP, B Shares (A)	10,220	27,305
Teleste OYJ	3,860	27,058
Tieto OYJ	15,749	465,670
Tikkurila OYJ	10,459	172,379
Tokmanni Group Corp.	14,523	144,197
Uponor OYJ	15,403	181,041
Vaisala OYJ, A Shares	5,392	103,917
Valmet OYJ	33,847	842,715
YIT OYJ	52,483	320,889
France 3.8%		25,044,075
ABC arbitrage	6,925	48,942
Actia Group	2,573	11,765
18	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
France (continued)
Adocia (A)	1,133	$18,370
Air France-KLM (A)	58,979	728,255
AKWEL	3,689	59,583
Albioma SA	9,282	202,132
Altamir	5,040	88,850
Alten SA	7,969	821,043
Altran Technologies SA	60,140	636,431
Amplitude Surgical SAS (A)	7,915	27,768
APRIL SA	6,582	157,122
Assystem SA	3,035	110,007
Aubay	2,575	83,144
Axway Software SA	2,311	32,544
Baikowski SAS (A)	506	8,344
Bastide le Confort Medical	1,001	35,754
Beneteau SA	13,201	158,039
Bigben Interactive	6,233	67,781
Boiron SA	2,245	141,523
Bonduelle SCA	5,453	176,651
Bourbon Corp. (A)(B)	4,510	15,197
Burelle SA	85	91,891
Casino Guichard Perrachon SA (B)	5,970	315,590
Catering International Services	1,089	13,248
Cegedim SA (A)	1,780	52,077
CGG SA (A)	206,760	382,105
Chargeurs SA (B)	6,411	151,496
Cie des Alpes	3,339	96,089
Cie Plastic Omnium SA	11,291	316,578
Coface SA	34,482	310,166
Derichebourg SA	36,577	157,807
Devoteam SA	1,867	213,082
Electricite de Strasbourg SA	351	42,283
Elior Group SA (D)	35,424	510,553
Elis SA	27,193	425,888
Eramet	2,724	163,066
Erytech Pharma SA (A)	1,729	14,568
Esso SA Francaise	871	33,467
Etablissements Maurel et Prom (A)	16,287	65,734
Europcar Mobility Group (D)	36,749	314,711
Eutelsat Communications SA	52,105	1,028,089
Exel Industries SA, A Shares	444	33,739
Fleury Michon SA	344	16,358
Fnac Darty SA (A)	5,255	442,267
Gaumont SA	489	62,117
Gaztransport Et Technigaz SA	5,930	533,016
GEA	126	12,583
GL Events	3,632	76,347
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	19

	Shares	Value
France (continued)
Groupe Crit	997	$60,161
Groupe Gorge	2,125	26,040
Groupe Open	1,805	34,583
Guerbet	2,070	122,955
Haulotte Group SA	3,951	37,654
HERIGE SADCS	539	14,780
HiPay Group SA (A)	1,631	17,021
ID Logistics Group (A)	772	129,185
Imerys SA	7,420	421,761
Ingenico Group SA	16,612	1,113,318
Interparfums SA	332	16,999
IPSOS	12,515	330,097
Jacquet Metal Service SA	4,366	86,817
Kaufman & Broad SA	5,889	231,271
Korian SA	15,838	592,408
Lagardere SCA	36,324	939,027
Latecoere SACA (A)	28,092	106,459
Laurent-Perrier	809	85,056
Le Belier	517	16,787
Lectra	8,656	224,445
Linedata Services	1,345	48,171
LISI	7,330	225,023
LNA Sante SA	1,781	96,057
Maisons du Monde SA (D)	13,356	349,007
Maisons France Confort SA	1,083	46,490
Manitou BF SA	3,627	105,303
Manutan International	731	53,726
Mersen SA	5,909	191,050
METabolic EXplorer SA (A)	8,100	12,796
Metropole Television SA	7,782	142,524
Neopost SA	14,071	369,257
Nexans SA	10,259	330,558
Nexity SA	12,697	619,282
Nicox (A)	6,072	41,144
NRJ Group	6,595	56,723
Oeneo SA	9,221	105,879
Onxeo SA (A)	11,077	11,324
Onxeo SA (Copenhagen Stock Exchange) (A)	2,056	2,094
Parrot SA (A)	4,620	16,939
Pierre & Vacances SA (A)	1,671	33,388
Plastivaloire	1,440	12,919
PSB Industries SA	506	16,701
Rallye SA (B)	7,709	103,954
Recylex SA (A)(B)	4,454	26,288
Rexel SA	99,336	1,237,175
Robertet SA	258	156,073
20	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
France (continued)
Rothschild & Company	8,506	$286,438
Rubis SCA	23,643	1,398,787
Samse SA	285	46,673
Savencia SA	1,536	111,498
Seche Environnement SA	1,291	40,822
Societe BIC SA	8,185	773,962
Societe Marseillaise du Tunnel Prado-Carenage SA	219	4,798
Societe pour l'Informatique Industrielle	1,988	50,132
SOITEC (A)	5,261	419,029
Solocal Group (A)	181,840	101,661
Somfy SA	2,188	180,176
Sopra Steria Group	4,374	513,938
SPIE SA	35,642	565,877
Stef SA	1,253	123,623
Synergie SA	2,704	83,795
Tarkett SA	11,258	218,365
Technicolor SA (A)	88,478	97,040
Television Francaise 1	18,691	176,376
TFF Group	676	32,044
Thermador Groupe (B)	2,422	137,153
Touax SCA (A)	979	5,373
Trigano SA	2,414	238,833
Union Financiere de France BQE SA	1,451	36,068
Vallourec SA (A)(B)	81,681	221,014
Vetoquinol SA	1,228	81,834
Vicat SA	6,243	299,652
VIEL & Cie SA	6,888	38,951
Vilmorin & Cie SA	2,117	135,677
Virbac SA (A)	621	81,625
Vranken-Pommery Monopole SA	828	22,032
Gabon 0.0%		43,244
Total Gabon	286	43,244
Georgia 0.1%		446,227
Bank of Georgia Group PLC	13,209	293,889
Georgia Capital PLC (A)	10,443	152,338
Germany 6.0%		39,731,705
7C Solarparken AG	7,370	23,909
Aareal Bank AG	18,011	589,573
Adler Modemaerkte AG	2,325	9,088
ADLER Real Estate AG	13,506	190,692
ADO Properties SA (D)	8,547	489,374
ADVA Optical Networking SE (A)	17,259	165,682
AIXTRON SE (A)	17,077	152,653
All for One Steeb AG	544	32,641
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	21

	Shares	Value
Germany (continued)
Allgeier SE	2,160	$63,332
Amadeus Fire AG	1,959	205,934
Atoss Software AG	572	63,943
Aurubis AG	11,266	619,383
Basler AG	495	89,815
Bauer AG	4,154	68,137
BayWa AG	5,235	145,428
Bechtle AG	8,471	726,494
Bertrandt AG	1,982	157,767
bet-at-home.com AG	1,116	76,193
Bijou Brigitte AG	1,450	64,390
Bilfinger SE	11,197	433,581
Borussia Dortmund GmbH & Company KGaA	22,070	189,992
CANCOM SE	10,882	444,341
Carl Zeiss Meditec AG	6,863	585,303
CECONOMY AG (A)	19,820	111,645
CENIT AG	2,412	38,822
CENTROTEC Sustainable AG	2,789	35,647
Cewe Stiftung & Company KGaA	1,930	181,143
comdirect bank AG	10,187	119,998
CompuGroup Medical SE	7,099	414,859
CropEnergies AG	12,162	73,287
CTS Eventim AG & Company KGaA	15,264	685,139
Data Modul AG	635	48,450
DEAG Deutsche Entertainment AG (A)	3,471	15,975
Delticom AG	2,124	17,158
Deutsche Beteiligungs AG	4,508	176,195
Deutsche EuroShop AG	14,974	443,901
Deutsche Pfandbriefbank AG (D)	48,331	595,801
Deutz AG	48,415	350,593
DIC Asset AG	17,976	200,352
Diebold Nixdorf AG	1,868	124,961
DMG Mori AG	7,212	351,660
Dr. Hoenle AG	1,598	86,236
Draegerwerk AG & Company KGaA	1,433	69,229
Duerr AG	15,698	641,080
Eckert & Ziegler AG	1,556	150,631
Elmos Semiconductor AG	4,908	135,321
ElringKlinger AG	9,007	65,674
Energiekontor AG	2,199	38,150
Evotec AG (A)	35,368	830,163
Fielmann AG	7,017	473,772
First Sensor AG	2,622	57,699
FORTEC Elektronik AG	601	13,835
Francotyp-Postalia Holding AG	2,607	10,416
Freenet AG	38,196	803,411
22	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Germany (continued)
FUCHS PETROLUB SE	1,588	$64,680
GEA Group AG	45,490	1,088,155
Gerresheimer AG	9,248	709,488
Gesco AG	2,765	79,855
GFT Technologies SE	5,329	47,746
GRENKE AG	2,987	304,321
H&R GmbH & Company KGaA	3,701	30,038
Hamburger Hafen und Logistik AG	8,933	194,797
Hapag-Lloyd AG (D)	1,519	44,747
Hawesko Holding AG	27	1,199
Heidelberger Druckmaschinen AG (A)	90,943	162,759
Hella GmbH & Company KGaA	10,524	476,946
HolidayCheck Group AG (A)	12,523	40,282
Hornbach Baumarkt AG	3,479	72,298
Hornbach Holding AG & Company KGaA	2,184	114,643
HUGO BOSS AG	18,304	1,353,219
Indus Holding AG	7,108	338,370
Isra Vision AG	5,389	226,819
IVU Traffic Technologies AG	7,116	50,760
Jenoptik AG	17,517	637,997
K+S AG	63,257	1,205,056
Kloeckner & Company SE	27,626	204,583
Koenig & Bauer AG	4,359	201,559
Krones AG	3,797	316,900
KSB SE & Company KGaA	73	23,136
KWS Saat SE	744	234,619
LANXESS AG	23,749	1,285,634
Leifheit AG	3,229	73,929
Leoni AG	12,042	328,640
LPKF Laser & Electronics AG (A)	2,841	24,718
Manz AG (A)	1,315	35,946
MasterFlex SE	414	3,201
Mediclin AG	8,179	51,526
Medigene AG (A)	4,102	43,375
METRO AG	49,289	827,075
MLP SE	23,482	121,004
Nemetschek SE	5,811	848,123
Nexus AG	5,380	152,944
Nordex SE (A)	23,648	302,864
Norma Group SE	9,800	525,956
OHB SE	2,007	75,404
OSRAM Licht AG	26,762	1,158,882
Paragon GmbH & Company KGaA	613	12,450
PATRIZIA Immobilien AG	16,115	349,631
Pfeiffer Vacuum Technology AG	2,791	425,440
PNE AG	27,801	77,133
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	23

	Shares	Value
Germany (continued)
Progress-Werk Oberkirch AG	386	$11,914
ProSiebenSat.1 Media SE	60,124	1,094,019
PSI Software AG	4,102	73,222
QSC AG	36,061	52,210
R Stahl AG (A)	823	18,946
Rational AG	74	48,544
Rheinmetall AG	13,020	1,393,095
RHOEN-KLINIKUM AG	9,450	257,196
RIB Software SE	9,609	140,150
Rocket Internet SE (A)(D)	22,623	532,070
SAF-Holland SA	16,259	198,609
Salzgitter AG	11,171	341,392
Schaltbau Holding AG (A)	1,534	40,695
Scout24 AG (D)	21,646	1,140,618
Secunet Security Networks AG	439	46,354
SGL Carbon SE (A)	17,099	138,309
SHW AG	1,989	43,184
Siltronic AG	4,685	457,499
Sixt Leasing SE	3,517	55,501
Sixt SE	3,632	334,332
SMA Solar Technology AG	3,445	90,463
SMT Scharf AG (A)	1,261	17,322
Softing AG	2,069	19,366
Software AG	13,916	508,324
STRATEC SE	1,370	95,658
Stroeer SE & Company KGaA	7,685	455,521
Suedzucker AG	23,338	341,615
SUESS MicroTec SE (A)	6,836	79,514
Surteco Group SE	2,163	63,251
Syzygy AG	471	4,778
TAG Immobilien AG	37,804	879,139
Takkt AG	11,901	198,807
Technotrans SE	2,579	81,490
Tele Columbus AG (A)(D)	8,615	18,784
TLG Immobilien AG	27,584	800,679
Tom Tailor Holding SE (A)	9,911	26,508
Traffic Systems SE	1,525	27,270
VERBIO Vereinigte BioEnergie AG	7,686	59,162
Vossloh AG	3,135	147,324
Wacker Chemie AG	5,048	516,479
Wacker Neuson SE	10,933	250,032
Washtec AG	4,024	246,246
Wuestenrot & Wuerttembergische AG	8,042	153,785
XING SE	977	334,634
24	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Gibraltar 0.0%		$181,760
888 Holdings PLC	77,379	181,760
Greece 0.0%		84
Alapis Holding Industrial & Commercial SA (A)(C)	1,810	84
TT Hellenic Postbank SA (A)(C)	20,725	0
Greenland 0.0%		12,196
GronlandsBANKEN A/S	145	12,196
Guernsey, Channel Islands 0.0%		60,836
Raven Property Group, Ltd. (A)	108,582	60,836
Hong Kong 2.7%		17,924,776
3D-Gold Jewellery Holdings, Ltd. (A)(C)	310,000	0
Aeon Credit Service Asia Company, Ltd.	46,000	42,727
Aeon Stores Hong Kong Company, Ltd.	22,000	11,873
Agritrade Resources, Ltd. (B)	840,000	158,406
Allied Group, Ltd.	18,000	108,448
Allied Properties HK, Ltd.	546,000	125,936
Alltronics Holdings, Ltd.	45,000	7,057
APAC Resources, Ltd.	14,781	2,635
Applied Development Holdings, Ltd. (A)	555,000	31,456
APT Satellite Holdings, Ltd.	118,500	52,652
Asia Financial Holdings, Ltd.	94,000	55,833
Asia Investment Finance Group, Ltd. (A)	830,000	5,812
Asia Pacific Silk Road Investment Company, Ltd. (A)	360,000	2,608
Asia Satellite Telecommunications Holdings, Ltd.	38,220	29,216
Asia Standard International Group, Ltd.	236,000	48,990
Asiasec Properties, Ltd.	103,000	38,852
Associated International Hotels, Ltd.	26,000	76,156
Auto Italia Holdings (A)	950,000	9,590
Ban Loong Holdings, Ltd. (A)	908,000	23,837
Best Food Holding Company, Ltd.	62,000	9,635
Bison Finance Group, Ltd. (A)	74,000	10,555
BOCOM International Holdings Company, Ltd.	209,000	42,091
BOE Varitronix, Ltd.	162,000	64,207
Bonjour Holdings, Ltd. (A)	635,000	16,666
Bossini International Holdings, Ltd.	246,000	8,924
Bright Smart Securities & Commodities Group, Ltd.	220,000	56,052
Brightoil Petroleum Holdings, Ltd. (A)(C)	563,000	69,929
Brockman Mining, Ltd. (A)	855,430	21,226
Build King Holdings, Ltd.	150,000	20,662
Burwill Holdings, Ltd. (A)	1,216,000	21,352
Cafe de Coral Holdings, Ltd.	92,000	243,725
Camsing International Holding, Ltd. (B)	100,000	102,801
Cash Financial Services Group, Ltd. (A)	420,000	4,282
CCT Land Holdings, Ltd. (A)	16,480,000	20,994
Century City International Holdings, Ltd.	452,000	40,922
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	25

	Shares	Value
Hong Kong (continued)
CGN Mining Company, Ltd.	300,000	$11,861
Chen Hsong Holdings	40,000	14,452
Chevalier International Holdings, Ltd.	45,524	65,368
China Baoli Technologies Holdings, Ltd. (A)	517,500	16,411
China Best Group Holding, Ltd. (A)	700,000	17,540
China Display Optoelectronics Technology Holdings, Ltd.	176,000	17,272
China Energy Development Holdings, Ltd. (A)	1,256,000	16,029
China Everbright Greentech, Ltd. (D)	108,000	84,863
China Flavors & Fragrances Company, Ltd.	110,000	28,992
China Goldjoy Group, Ltd.	1,432,000	70,174
China LNG Group, Ltd. (A)	4,000	627
China Medical & HealthCare Group, Ltd. (A)	640,000	16,023
China Shandong Hi-Speed Financial Group, Ltd. (A)	342,000	11,515
China Solar Energy Holdings, Ltd. (A)(C)	127,000	0
China Star Entertainment, Ltd.	378,000	30,350
China Strategic Holdings, Ltd. (A)	4,597,500	45,685
China Ting Group Holdings, Ltd. (A)	384,000	15,666
China Tonghai International Financial, Ltd. (A)	80,000	6,230
China Touyun Tech Group, Ltd. (A)	620,000	7,773
Chinese Estates Holdings, Ltd.	106,000	121,345
Chinlink International Holdings, Ltd. (A)	105,000	10,704
Chinney Investments, Ltd.	36,000	12,742
Chong Hing Bank, Ltd.	51,000	92,927
Chow Sang Sang Holdings International, Ltd.	97,000	151,091
CHTC Fong's International Company, Ltd.	64,000	8,492
Chuang's China Investments, Ltd.	210,000	13,642
Chuang's Consortium International, Ltd.	340,021	73,617
CITIC Telecom International Holdings, Ltd.	446,000	165,857
CK Life Sciences International Holdings, Inc. (B)	890,000	52,172
CMIC Ocean En-Tech Holding Company, Ltd. (A)	111,000	7,070
CMMB Vision Holdings, Ltd. (A)	296,000	4,146
CNQC International Holdings, Ltd.	85,000	18,616
Common Splendor International Health Industry Group, Ltd. (A)	436,000	31,690
Continental Holdings, Ltd.	510,000	6,832
Convenience Retail Asia, Ltd.	68,000	30,833
Convoy Global Holdings, Ltd. (A)(C)	630,000	11,393
Cosmopolitan International Holdings, Ltd. (A)	260,000	52,057
Cowell e Holdings, Inc. (B)	112,000	20,418
CP Lotus Corp. (A)	280,000	3,449
Crocodile Garments	106,000	10,536
CSI Properties, Ltd.	1,976,333	100,678
CST Group, Ltd. (A)	5,143,040	15,702
Dah Sing Banking Group, Ltd.	118,848	228,077
Dah Sing Financial Holdings, Ltd.	42,344	232,649
Dickson Concepts International, Ltd.	63,500	33,511
Digital Domain Holdings, Ltd. (A)	2,670,000	63,274
26	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Hong Kong (continued)
Dingyi Group Investment, Ltd. (A)	535,000	$33,374
DMX Technologies Group, Ltd. (A)(C)	34,000	0
DTXS Silk Road Investment Holdings Company, Ltd. (A)	34,000	16,464
Dynamic Holdings, Ltd.	36,000	34,318
Eagle Nice International Holdings, Ltd.	46,000	17,397
EcoGreen International Group, Ltd.	76,000	15,397
eForce Holdings, Ltd. (A)	488,000	10,962
EganaGoldpfeil Holdings, Ltd. (A)(C)	131,750	0
Emperor Capital Group, Ltd.	1,143,000	59,721
Emperor Entertainment Hotel, Ltd.	135,000	30,592
Emperor International Holdings, Ltd.	368,250	112,076
Emperor Watch & Jewellery, Ltd.	1,270,000	43,643
Enerchina Holdings, Ltd.	1,327,200	118,413
Energy International Investments Holdings, Ltd. (A)	700,000	17,813
ENM Holdings, Ltd. (A)	368,000	40,290
EPI Holdings, Ltd. (A)	555,000	10,734
Esprit Holdings, Ltd. (A)	549,550	128,812
Fairwood Holdings, Ltd.	21,000	73,141
Far East Consortium International, Ltd.	353,763	170,620
Far East Holdings International, Ltd. (A)	321,000	15,341
First Pacific Company, Ltd.	490,000	198,489
First Shanghai Investments, Ltd. (A)	192,000	16,137
Fountain SET Holdings, Ltd.	188,000	30,898
Freeman FinTech Corp., Ltd. (A)	260,000	14,910
Frontier Services Group, Ltd. (A)	211,000	32,494
Future Bright Holdings, Ltd.	162,000	12,777
Genting Hong Kong, Ltd.	84,000	11,777
Get Nice Holdings, Ltd.	2,300,000	86,422
Giordano International, Ltd.	325,708	161,300
Global Brands Group Holding, Ltd. (A)	1,666,000	78,507
Glorious Sun Enterprises, Ltd.	146,000	17,306
Gold Peak Industries Holdings, Ltd.	90,000	8,830
Gold-Finance Holdings, Ltd. (A)	214,000	8,863
Good Resources Holdings, Ltd. (A)	270,000	6,409
GR Properties, Ltd. (A)	62,000	7,676
Great Eagle Holdings, Ltd.	41,000	203,257
Great Harvest Maeta Group Holdings, Ltd. (A)	67,500	14,702
Greenheart Group, Ltd. (A)	88,000	8,978
Greentech Technology International, Ltd. (A)	510,000	4,804
G-Resources Group, Ltd. (A)	7,789,800	78,439
Guangnan Holdings, Ltd.	108,000	12,807
Guotai Junan International Holdings, Ltd.	757,600	162,122
Haitong International Securities Group, Ltd.	538,288	237,864
Hang Lung Group, Ltd.	31,000	97,414
Hanison Construction Holdings, Ltd.	143,631	30,385
Hao Tian Development Group, Ltd. (A)	451,733	13,671
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	27

	Shares	Value
Hong Kong (continued)
Harbour Centre Development, Ltd.	37,500	$74,059
HKBN, Ltd.	222,500	346,384
HKBridge Financial Holdings, Ltd. (A)	102,000	10,410
HKR International, Ltd.	266,640	134,880
Hon Kwok Land Investment Company, Ltd.	64,000	32,045
Hong Kong Ferry Holdings Company, Ltd.	46,000	50,981
Hong Kong Finance Investment Holding Group, Ltd. (A)	222,000	24,901
Hong Kong International Construction Investment Management Group Company, Ltd.	152,000	46,125
Hong Kong Shanghai Alliance Holdings, Ltd.	58,000	5,165
Hong Kong Television Network, Ltd. (A)	75,000	27,502
Hong Kong Television Network, Ltd., ADR (A)	1,717	12,380
Hongkong Chinese, Ltd.	224,000	32,484
Hop Hing Group Holdings, Ltd.	920,000	18,167
Hopewell Holdings, Ltd.	142,500	655,382
Hsin Chong Group Holdings, Ltd. (A)(C)	736,000	32,816
Huarong International Financial Holdings, Ltd. (B)	38,000	2,770
Hung Hing Printing Group, Ltd.	76,216	12,605
Hutchison Port Holdings Trust	520,300	119,586
Hutchison Telecommunications Hong Kong Holdings, Ltd.	468,000	184,903
I-CABLE Communications, Ltd. (A)	680,000	8,912
Imagi International Holdings, Ltd. (A)	117,281	29,881
International Housewares Retail Company, Ltd.	79,000	20,234
IPE Group, Ltd.	220,000	28,005
IRC, Ltd. (A)	1,194,000	17,982
IT, Ltd.	146,808	71,073
ITC Properties Group, Ltd.	128,699	34,446
Jacobson Pharma Corp., Ltd.	114,000	22,827
Johnson Electric Holdings, Ltd.	95,000	231,930
Kader Holdings Company, Ltd.	248,000	28,030
Kaisa Health Group Holdings, Ltd. (A)	540,000	17,058
Karrie International Holdings, Ltd.	130,000	18,860
Keck Seng Investments	19,000	13,979
Kerry Logistics Network, Ltd.	159,000	264,216
Kin Yat Holdings, Ltd.	58,000	11,449
Kingmaker Footwear Holdings, Ltd.	54,000	11,474
Kingston Financial Group, Ltd.	174,000	51,681
Kowloon Development Company, Ltd.	117,000	135,622
Kwoon Chung Bus Holdings, Ltd.	20,000	11,236
Lai Sun Development Company, Ltd.	71,886	117,324
Lai Sun Garment International, Ltd.	31,000	48,229
Landing International Development, Ltd. (A)	344,400	109,774
Landsea Green Group Company, Ltd. (A)	404,000	49,962
Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	69,000	28,561
Lerthai Group, Ltd. (A)	18,000	16,697
28	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Hong Kong (continued)
Li & Fung, Ltd.	1,460,000	$255,097
Lifestyle International Holdings, Ltd.	170,000	298,828
Lippo China Resources, Ltd.	1,028,000	24,065
Lippo, Ltd.	31,250	11,941
Liu Chong Hing Investment, Ltd.	60,000	96,702
Luk Fook Holdings International, Ltd.	97,000	325,648
Lung Kee Bermuda Holdings, Ltd.	48,000	21,303
Magnificent Hotel Investment, Ltd.	438,000	10,036
Magnus Concordia Group, Ltd. (A)	440,000	11,706
Man Wah Holdings, Ltd.	351,200	197,619
Mandarin Oriental International, Ltd.	35,000	71,357
Mason Group Holdings, Ltd. (A)	8,649,000	136,502
Master Glory Group, Ltd. (A)	2,330,662	6,538
Maxnerva Technology Services, Ltd. (A)	66,000	7,316
Mega Expo Holdings, Ltd.	275,000	150,343
Mei Ah Entertainment Group, Ltd. (A)	600,000	23,694
Meilleure Health International Industry Group, Ltd. (A)	324,000	26,464
Melco International Development, Ltd.	142,000	346,549
Midland Holdings, Ltd.	224,000	52,844
Ming Fai International Holdings, Ltd.	41,000	5,749
Miramar Hotel & Investment	57,000	118,816
Modern Dental Group, Ltd.	135,000	26,836
Nameson Holdings, Ltd.	196,000	19,248
National Electronic Holdings	88,000	12,334
National United Resources Holdings, Ltd. (A)(C)	1,090,000	19,718
Neo-Neon Holdings, Ltd. (A)	134,000	11,272
NEW Concepts Holdings, Ltd. (A)	44,000	9,234
New Times Energy Corp., Ltd. (A)	686,900	10,049
NewOcean Energy Holdings, Ltd. (A)	300,000	93,179
Nimble Holdings Company, Ltd. (A)	120,000	15,287
Noble Century Investment Holdings, Ltd. (A)	320,000	30,624
OP Financial, Ltd. (B)	376,000	104,878
Orange Sky Golden Harvest Entertainment Holdings, Ltd. (A)	240,000	9,944
Oriental Press Group, Ltd.	96,000	10,148
Oriental Watch Holdings	190,000	54,451
Pacific Andes International Holdings, Ltd. (A)(C)	2,171,305	0
Pacific Basin Shipping, Ltd.	1,274,000	277,717
Pacific Textiles Holdings, Ltd.	209,000	195,428
Pak Fah Yeow International, Ltd.	20,000	7,773
Paliburg Holdings, Ltd.	101,380	43,370
Paradise Entertainment, Ltd. (A)	176,000	19,969
PC Partner Group, Ltd.	24,000	9,414
Peace Mark Holdings, Ltd. (A)(C)	180,000	0
Perfect Shape Medical, Ltd.	92,000	29,667
Pico Far East Holdings, Ltd.	254,000	101,274
Playmates Holdings, Ltd.	640,000	88,893
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	29

	Shares	Value
Hong Kong (continued)
Playmates Toys, Ltd.	164,000	$18,591
Plover Bay Technologies, Ltd.	88,000	13,884
Polytec Asset Holdings, Ltd.	611,700	66,165
PT International Development Company, Ltd. (A)	271,327	14,686
Public Financial Holdings, Ltd.	94,000	39,383
PYI Corp., Ltd. (A)	1,336,801	21,489
Qianhai Health Holdings, Ltd.	80,000	2,700
Quali-Smart Holdings, Ltd. (A)	130,000	10,447
Rare Earth Magnesium Technology Group Holdings, Ltd. (A)	350,000	11,042
Realord Group Holdings, Ltd. (A)(B)	112,000	71,496
Regal Hotels International Holdings, Ltd.	99,200	62,418
Regent Pacific Group, Ltd. (A)	450,000	18,911
Regina Miracle International Holdings, Ltd. (D)	67,000	55,916
Sa Sa International Holdings, Ltd.	253,911	90,170
Samson Holding, Ltd.	120,000	7,797
SAS Dragon Holdings, Ltd.	84,000	27,383
SEA Holdings, Ltd.	68,484	93,232
Shenwan Hongyuan HK, Ltd.	120,000	34,552
Shun Ho Property Investments, Ltd.	7,227	2,485
Shun Tak Holdings, Ltd.	441,250	174,870
Silver Base Group Holdings, Ltd. (A)	387,000	20,449
Sincere Watch Hong Kong, Ltd. (A)	1,190,000	10,442
Sing Tao News Corp., Ltd.	58,000	6,424
Singamas Container Holdings, Ltd.	502,000	76,575
SITC International Holdings Company, Ltd.	300,000	290,439
Sitoy Group Holdings, Ltd.	135,000	33,055
SmarTone Telecommunications Holdings, Ltd.	108,589	123,587
SOCAM Development, Ltd. (A)	25,426	6,766
Solartech International Holdings, Ltd. (A)	680,000	7,546
Solomon Systech International, Ltd. (A)	504,000	17,008
Soundwill Holdings, Ltd.	25,500	39,903
South China Financial Holdings, Ltd. (A)	65,000	7,135
South Shore Holdings, Ltd. (A)	198,000	8,064
Stella International Holdings, Ltd.	132,500	174,656
Stelux Holdings International, Ltd.	200,000	7,137
Success Universe Group, Ltd. (A)	360,000	11,926
Summit Ascent Holdings, Ltd. (A)	210,000	26,196
Sun Hung Kai & Company, Ltd.	169,318	89,302
SUNeVision Holdings, Ltd.	103,000	74,158
Synergy Group Holdings International, Ltd. (A)	104,000	14,437
TAI Cheung Holdings, Ltd.	115,000	119,326
Tai United Holdings, Ltd. (B)	115,000	4,636
Talent Property Group, Ltd. (A)	795,000	7,507
Tan Chong International, Ltd.	63,000	18,944
Tao Heung Holdings, Ltd.	95,000	17,187
Television Broadcasts, Ltd.	91,900	176,104
30	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Hong Kong (continued)
Termbray Industries International Holdings, Ltd. (A)	94,000	$4,433
Texwinca Holdings, Ltd.	198,000	76,740
TFG International Group, Ltd. (A)	552,000	19,316
The Cross-Harbour Holdings, Ltd.	98,833	140,761
The Hongkong & Shanghai Hotels, Ltd.	184,500	276,352
The United Laboratories International Holdings, Ltd. (B)	198,500	120,305
Theme International Holdings, Ltd. (A)	570,000	10,181
TOM Group, Ltd. (A)	470,000	112,689
Town Health International Medical Group, Ltd. (A)(C)	602,000	52,916
Tradelink Electronic Commerce, Ltd.	186,000	29,135
Transport International Holdings, Ltd.	64,015	189,231
Trinity, Ltd. (A)	408,000	19,207
Tsui Wah Holdings, Ltd.	170,000	18,614
Union Medical Healthcare, Ltd.	59,000	45,082
Up Energy Development Group, Ltd. (A)(C)	898,000	1,476
Upbest Group, Ltd.	8,000	1,091
Value Convergence Holdings, Ltd. (A)	172,000	14,880
Value Partners Group, Ltd.	243,000	197,558
Valuetronics Holdings, Ltd.	84,150	43,507
Vanke Property Overseas, Ltd.	35,000	22,415
Vantage International Holdings, Ltd.	120,000	12,064
Vedan International Holdings, Ltd.	168,000	16,907
Victory City International Holdings, Ltd.	674,701	8,336
Vitasoy International Holdings, Ltd.	138,000	595,832
VPower Group International Holdings, Ltd. (D)	111,000	43,017
VSTECS Holdings, Ltd.	218,400	126,034
VTech Holdings, Ltd.	30,700	321,786
Wai Kee Holdings, Ltd.	72,000	42,193
Wan Kei Group Holdings, Ltd. (A)	165,000	13,258
Wang On Group, Ltd.	1,780,000	21,554
We Solutions, Ltd. (A)	392,000	25,460
Win Hanverky Holdings, Ltd.	152,000	21,112
Winfull Group Holdings, Ltd.	1,368,000	20,920
Wing On Company International, Ltd.	28,000	98,587
Wing Tai Properties, Ltd.	68,000	52,634
Wonderful Sky Financial Group Holdings, Ltd. (A)	46,000	6,856
Yat Sing Holdings, Ltd. (A)	525,000	11,953
YGM Trading, Ltd.	22,000	21,284
YT Realty Group, Ltd.	47,109	14,209
YTO Express Holdings, Ltd.	36,000	14,310
Yugang International, Ltd.	1,606,000	36,215
ZH International Holdings, Ltd. (A)	320,000	12,225
Ireland 0.4%		2,908,371
C&C Group PLC	64,118	223,428
Datalex PLC	4,124	2,985
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	31

	Shares	Value
Ireland (continued)
FBD Holdings PLC	8,155	$83,313
Glanbia PLC	30,117	610,113
Grafton Group PLC	71,414	755,951
Greencore Group PLC	242,311	630,404
Hostelworld Group PLC (D)	6,486	17,007
IFG Group PLC (A)	16,729	27,983
Independent News & Media PLC (A)	70,031	5,175
Irish Continental Group PLC	28,340	161,149
Permanent TSB Group Holdings PLC (A)	11,820	21,161
San Leon Energy PLC (A)	46,429	21,770
Smurfit Kappa Group PLC	1,022	28,953
Tarsus Group PLC	18,145	68,407
UDG Healthcare PLC	32,696	250,572
Isle of Man 0.1%		391,021
Hansard Global PLC	11,952	6,991
Playtech PLC	60,239	336,599
Strix Group PLC	22,652	47,431
Israel 1.2%		7,576,702
Adgar Investment and Development, Ltd.	21,013	31,687
ADO Group, Ltd. (A)	4,357	91,098
Afcon Holdings, Ltd.	661	33,699
Africa Israel Properties, Ltd. (A)	4,092	110,322
Africa Israel Residences, Ltd.	512	8,942
Airport City, Ltd. (A)	18,876	270,589
Albaad Massuot Yitzhak, Ltd. (A)	668	6,244
Allot, Ltd. (A)	9,747	71,484
Alony Hetz Properties & Investments, Ltd.	21,680	238,344
Alrov Properties and Lodgings, Ltd.	2,216	72,330
Amot Investments, Ltd.	25,822	149,599
Arad, Ltd.	1,870	22,700
Arko Holdings, Ltd. (A)	77,819	30,723
Ashtrom Group, Ltd.	7,457	37,799
Ashtrom Properties, Ltd.	9,788	46,346
Atreyu Capital Markets, Ltd.	974	10,743
AudioCodes, Ltd.	9,075	123,313
Avgol Industries 1953, Ltd.	22,734	25,510
Azorim-Investment Development & Construction Company, Ltd. (A)	18,223	19,096
Bayside Land Corp.	296	144,377
Bet Shemesh Engines Holdings 1997, Ltd.	1,695	42,033
Big Shopping Centers, Ltd.	1,037	64,944
BioLine RX, Ltd. (A)	29,707	12,676
Blue Square Real Estate, Ltd.	1,517	56,497
Bonus Biogroup, Ltd. (A)	66,790	9,523
Brainsway, Ltd. (A)	2,938	19,060
32	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Israel (continued)
Camtek, Ltd.	4,488	$39,813
Carasso Motors, Ltd.	1,613	7,519
Castro Model, Ltd.	317	6,660
Cellcom Israel, Ltd. (A)	16,766	73,753
Cellcom Israel, Ltd. (New York Stock Exchange) (A)	1,000	4,385
Ceragon Networks, Ltd. (A)	14,289	54,584
Clal Biotechnology Industries, Ltd. (A)	10,503	8,205
Clal Insurance Enterprises Holdings, Ltd. (A)	8,301	118,875
Cohen Development & Industrial Buildings, Ltd.	665	17,316
Compugen, Ltd. (A)	17,495	60,573
Danel Adir Yeoshua, Ltd.	1,135	61,652
Delek Automotive Systems, Ltd.	9,482	40,864
Delek Group, Ltd.	478	84,409
Delta Galil Industries, Ltd.	2,614	82,241
Direct Insurance Financial Investments, Ltd.	5,262	61,614
Dor Alon Energy in Israel 1988, Ltd.	1,448	20,267
El Al Israel Airlines (A)	81,198	24,714
Electra Consumer Products 1970, Ltd.	2,575	29,498
Electra Real Estate, Ltd. (A)	4,640	13,146
Electra, Ltd.	501	124,841
Elron Electronic Industries, Ltd. (A)	3,504	9,088
Energix-Renewable Energies, Ltd. (A)	48,578	70,278
Enlight Renewable Energy, Ltd. (A)	116,899	69,011
Equital, Ltd. (A)	5,218	150,857
Evogene, Ltd. (A)	5,330	11,405
First International Bank of Israel, Ltd.	6,334	151,927
FMS Enterprises Migun, Ltd.	962	26,777
Foresight Autonomous Holdings, Ltd. (A)	13,071	4,615
Formula Systems 1985, Ltd.	2,909	121,698
Fox Wizel, Ltd.	2,776	76,188
Gilat Satellite Networks, Ltd. (A)	8,681	80,304
Gilat Satellite Networks, Ltd. (New York Stock Exchange) (A)	759	6,960
Hadera Paper, Ltd.	1,065	85,067
Ham-Let Israel-Canada, Ltd.	1,604	30,438
Harel Insurance Investments & Financial Services, Ltd.	34,695	243,803
Hilan, Ltd.	4,453	115,110
IDI Insurance Company, Ltd.	1,829	98,413
IES Holdings, Ltd.	528	27,402
Industrial Buildings Corp., Ltd. (A)	58,696	87,422
Inrom Construction Industries, Ltd.	15,568	52,638
Israel Canada T.R., Ltd.	23,183	25,953
Israel Land Development Company Alpha, Ltd. (A)	1,140	9,205
Isras Investment Company, Ltd.	393	50,752
Issta Lines, Ltd.	1,034	16,674
Kamada, Ltd. (A)	7,340	44,857
Kerur Holdings, Ltd. (A)	1,444	38,360
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	33

	Shares	Value
Israel (continued)
Klil Industries, Ltd.	300	$22,208
Maabarot Products, Ltd.	1,244	16,133
Magic Software Enterprises, Ltd.	9,299	83,403
Malam - Team, Ltd.	98	9,817
Matrix IT, Ltd.	11,209	139,856
Maytronics, Ltd.	14,706	93,675
Mediterranean Towers, Ltd.	22,264	40,906
Mega Or Holdings, Ltd.	5,192	63,586
Meitav Dash Investments, Ltd.	9,168	28,048
Melisron, Ltd.	3,674	176,827
Menora Mivtachim Holdings, Ltd.	7,452	94,746
Migdal Insurance & Financial Holding, Ltd.	107,971	106,928
Minrav Holdings, Ltd.	126	16,195
Mivtach Shamir Holdings, Ltd.	1,455	25,617
Municipal Bank, Ltd.	106	19,906
Naphtha Israel Petroleum Corp., Ltd.	10,647	70,555
Nawi Brothers, Ltd.	4,870	28,215
Neto ME Holdings, Ltd. (A)	529	48,723
Nova Measuring Instruments, Ltd. (A)	6,254	156,646
NR Spuntech Industries, Ltd.	7,555	26,193
Oil Refineries, Ltd. (A)	439,591	233,266
One Software Technologies, Ltd.	846	32,632
OPC Energy, Ltd. (A)	6,074	36,896
Partner Communications Company, Ltd. (A)	32,538	141,894
Paz Oil Company, Ltd.	2,711	414,154
Perion Network, Ltd. (A)	4,172	12,391
Plasson Industries, Ltd.	1,357	67,777
Priortech, Ltd. (A)	2,125	19,891
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	1,961	103,311
Redhill Biopharma, Ltd. (A)	33,105	25,433
Scope Metals Group, Ltd.	2,176	57,506
Shapir Engineering and Industry, Ltd.	25,137	84,930
Shikun & Binui, Ltd. (A)	55,757	102,899
Shufersal, Ltd.	39,715	283,605
Summit Real Estate Holdings, Ltd.	9,897	88,747
Suny Cellular Communication, Ltd. (A)	18,682	10,818
Tadiran Holdings, Ltd.	472	11,134
The Phoenix Holdings, Ltd.	26,637	154,553
Tower Semiconductor, Ltd. (A)	1	11
Union Bank of Israel (A)	5,355	24,420
YH Dimri Construction & Development, Ltd.	766	12,442
Italy 3.8%		25,101,751
A2A SpA	407,075	720,825
ACEA SpA	17,556	277,472
Aeffe SpA (A)	10,932	35,663
34	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Italy (continued)
Amplifon SpA	24,185	$449,427
Anima Holding SpA (D)	88,254	382,854
Aquafil SpA	2,427	25,539
Arnoldo Mondadori Editore SpA (A)	57,725	114,930
AS Roma SpA (A)	56,520	34,750
Ascopiave SpA	26,522	101,393
Astaldi SpA (A)	24,744	19,476
Autogrill SpA	40,012	343,562
Autostrade Meridionali SpA	562	19,602
Avio SpA	4,339	56,856
Azimut Holding SpA	36,951	540,114
B&C Speakers SpA	959	12,932
Banca Carige SpA (A)(C)	14,180	24
Banca Farmafactoring SpA (D)	31,517	187,931
Banca Finnat Euramerica SpA	29,383	11,925
Banca Generali SpA	16,409	409,428
Banca IFIS SpA	6,823	142,283
Banca Mediolanum SpA	9,882	68,862
Banca Monte dei Paschi di Siena SpA (A)(B)	1,513	2,336
Banca Popolare di Sondrio SCPA	132,027	386,106
Banca Profilo SpA	121,842	23,700
Banca Sistema SpA (D)	11,931	22,117
Banco BPM SpA (A)(B)	427,595	1,033,735
Banco di Desio e della Brianza SpA	13,389	29,297
BasicNet SpA	5,209	28,772
BE	18,369	18,857
BF SpA (A)	3,630	9,953
Biesse SpA	3,663	82,004
BPER Banca	157,833	665,681
Brembo SpA	48,338	584,793
Brunello Cucinelli SpA	10,696	416,828
Buzzi Unicem SpA (B)	22,939	448,355
Cairo Communication SpA	24,706	112,326
Carraro SpA	6,932	18,184
Cementir Holding SpA	17,422	121,141
Cerved Group SpA	54,027	497,931
CIR-Compagnie Industriali Riunite SpA	140,053	173,511
Credito Emiliano SpA	25,291	155,235
Credito Valtellinese SpA (A)	2,313,120	193,111
Danieli & C Officine Meccaniche SpA	5,052	101,638
Datalogic SpA	5,394	145,928
De' Longhi SpA	21,163	555,804
DeA Capital SpA (A)	35,408	53,878
DiaSorin SpA	6,609	647,419
doBank SpA (D)	7,925	116,074
El.En. SpA	228	4,627
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	35

	Shares	Value
Italy (continued)
Elica SpA (A)	3,807	$8,787
Emak SpA	26,900	40,038
Enav SpA (D)	55,730	286,403
ePrice SpA (A)	3,924	6,466
ERG SpA	18,396	365,740
Esprinet SpA	14,824	59,057
Eurotech SpA (A)	10,718	45,913
Exprivia SpA (A)	11,606	16,731
Falck Renewables SpA	45,996	151,003
Fiera Milano SpA (A)	9,724	50,846
Fila SpA	5,279	86,549
Fincantieri SpA	146,287	208,950
FNM SpA	72,366	44,698
GEDI Gruppo Editoriale SpA (A)(B)	54,336	23,506
Gefran SpA	1,600	14,177
Geox SpA	22,422	45,842
Gruppo MutuiOnline SpA	8,188	150,656
Hera SpA	272,722	908,012
IMA Industria Macchine Automatiche SpA	4,122	262,874
IMMSI SpA (A)	78,958	46,563
Infrastrutture Wireless Italiane SpA (D)	17,764	156,373
Intek Group SpA (A)	66,972	25,930
Interpump Group SpA	23,269	753,760
Iren SpA	223,727	556,057
Italgas SpA	144,279	873,650
Italmobiliare SpA	3,066	70,195
Juventus Football Club SpA (A)(B)	144,708	198,318
La Doria SpA	6,327	61,528
Leonardo SpA	41,201	415,002
LU-VE SpA	545	6,327
Maire Tecnimont SpA	52,042	212,290
MARR SpA	12,023	282,867
Massimo Zanetti Beverage Group SpA (D)	3,791	27,495
Mediaset SpA (A)(B)	170,993	543,748
Mondo TV SpA (A)	6,217	9,545
Newron Pharmaceuticals SpA (A)	4,038	35,180
Nice SpA	6,322	25,161
Openjobmetis SpA Agenzia per il Lavoro (A)	2,352	19,539
OVS SpA (A)(B)(D)	40,270	67,191
Piaggio & C SpA	59,922	152,731
Prima Industrie SpA	1,462	34,390
Prysmian SpA	780	15,909
RAI Way SpA (D)	29,327	159,662
Reno de Medici SpA	86,273	71,693
Reply SpA	5,644	338,530
Retelit SpA	39,468	65,441
36	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Italy (continued)
Rizzoli Corriere Della Sera Mediagroup SpA (A)	44,608	$69,146
Sabaf SpA	3,080	55,319
SAES Getters SpA	3,116	79,567
Safilo Group SpA (A)	16,568	14,154
Saipem SpA (A)	208,549	1,082,125
Salini Impregilo SpA (B)	63,047	150,297
Salvatore Ferragamo SpA	15,929	338,387
Saras SpA	195,263	386,541
Servizi Italia SpA	3,687	16,769
Sesa SpA	2,351	73,219
Societa Cattolica di Assicurazioni SC	58,838	547,587
Societa Iniziative Autostradali e Servizi SpA	27,514	460,322
Sogefi SpA (A)	10,059	17,897
SOL SpA	9,408	116,186
Tamburi Investment Partners SpA	42,947	298,867
Technogym SpA (D)	28,453	364,153
Tinexta SpA	7,463	73,639
Tiscali SpA (A)	444,668	7,428
Tod's SpA (B)	3,519	172,961
TREVI - Finanziaria Industriale SpA (A)	16,225	5,992
TXT e-solutions SpA	3,737	40,867
Unieuro SpA (A)(D)	2,519	32,659
Unione di Banche Italiane SpA (B)	295,689	880,114
Unipol Gruppo SpA	152,365	694,012
UnipolSai Assicurazioni SpA	171,120	427,108
Zignago Vetro SpA	8,335	89,923
Japan 21.2%		139,098,738
A&D Company, Ltd.	5,600	38,381
Abist Company, Ltd.	600	17,517
Access Company, Ltd. (A)	10,000	74,756
Achilles Corp.	4,400	79,744
AD Works Company, Ltd.	13,300	4,060
Adastria Company, Ltd. (B)	9,040	158,161
ADEKA Corp.	23,791	354,971
Ad-sol Nissin Corp.	1,300	19,775
Adtec Plasma Technology Company, Ltd.	1,400	8,963
Advan Company, Ltd.	9,400	87,764
Advance Create Company, Ltd.	1,600	25,286
Advanex, Inc.	1,000	16,625
Advantage Risk Management Company, Ltd.	1,800	15,454
Adventure, Inc. (B)	600	29,361
Aeon Delight Company, Ltd.	3,400	126,662
Aeon Fantasy Company, Ltd. (B)	2,800	66,722
Aeon Hokkaido Corp.	5,400	37,512
Aeria, Inc. (A)	4,300	21,177
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	37

	Shares	Value
Japan (continued)
AFC-HD AMS Life Science Company, Ltd.	1,800	$10,822
Ahresty Corp.	9,400	57,707
Ai Holdings Corp.	8,700	149,755
Aichi Corp.	10,400	66,906
Aichi Steel Corp.	3,800	121,509
Aichi Tokei Denki Company, Ltd.	1,100	39,526
Aida Engineering, Ltd.	14,700	107,441
Aiful Corp. (A)(B)	82,300	221,268
Aigan Company, Ltd.	4,300	12,296
Aiphone Company, Ltd.	3,100	48,069
Airport Facilities Company, Ltd.	6,300	30,866
Airtech Japan, Ltd.	2,500	12,968
Aisan Industry Company, Ltd.	12,500	85,153
AIT Corp.	1,500	14,477
Aizawa Securities Company, Ltd.	9,500	60,512
Ajis Company, Ltd.	1,600	41,999
Akatsuki Corp.	6,800	17,871
Akatsuki, Inc.	1,300	75,429
Akebono Brake Industry Company, Ltd. (A)(B)	25,300	37,853
Albis Company, Ltd. (B)	2,200	46,983
Alconix Corp.	6,400	70,976
Alinco, Inc.	4,200	37,714
Allied Telesis Holdings KK (A)	14,300	12,403
Alpen Company, Ltd.	5,700	85,068
Alpha Corp.	1,500	18,422
Alpha Systems, Inc.	2,420	57,635
Alps Logistics Company, Ltd.	4,500	33,712
Altech Corp.	4,600	84,731
Amano Corp.	16,500	350,604
Amiyaki Tei Company, Ltd.	1,300	42,617
Amuse, Inc.	3,200	69,580
Anabuki Kosan, Inc.	500	12,891
Anest Iwata Corp.	10,300	92,892
Anicom Holdings, Inc.	4,700	123,221
AOI Electronics Company, Ltd.	1,600	38,315
AOI TYO Holdings, Inc.	4,710	34,285
AOKI Holdings, Inc.	11,200	126,061
Aoyama Trading Company, Ltd.	12,900	316,680
Aoyama Zaisan Networks Company, Ltd.	2,200	34,863
Apaman Company, Ltd.	3,100	18,823
Arakawa Chemical Industries, Ltd.	5,500	67,016
Arata Corp.	3,200	122,388
Araya Industrial Company, Ltd.	1,200	17,886
Arcland Sakamoto Company, Ltd.	8,300	107,385
Arcland Service Holdings Company, Ltd.	3,200	58,715
Arcs Company, Ltd.	10,384	241,532
38	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Arealink Company, Ltd.	3,600	$34,882
Argo Graphics, Inc.	2,600	115,244
Arisawa Manufacturing Company, Ltd.	12,500	93,363
Arrk Corp. (A)	24,300	20,527
Artnature, Inc.	4,100	24,165
ArtSpark Holdings, Inc.	500	3,322
As One Corp.	1,800	140,297
Asahi Broadcasting Group Holdings Corp.	2,400	16,972
Asahi Company, Ltd. (B)	4,200	57,075
Asahi Diamond Industrial Company, Ltd.	20,100	141,344
Asahi Holdings, Inc.	10,300	206,546
Asahi Kogyosha Company, Ltd.	1,300	35,083
Asahi Net, Inc.	3,000	14,261
Asahi Printing Company, Ltd.	3,100	28,856
ASAHI YUKIZAI Corp.	4,600	69,310
Asante, Inc.	2,100	41,658
Asanuma Corp. (B)	2,300	55,986
Asax Company, Ltd.	4,100	20,640
Ashimori Industry Company, Ltd.	1,599	23,797
Asia Pile Holdings Corp.	8,100	46,906
ASKA Pharmaceutical Company, Ltd.	8,000	93,225
ASKUL Corp.	3,100	71,248
Asti Corp.	700	11,152
Asukanet Company, Ltd. (B)	2,200	25,003
Asunaro Aoki Construction Company, Ltd.	5,600	51,053
Ateam, Inc.	4,400	75,381
Atom Corp.	23,200	213,648
Atrae, Inc. (A)	1,100	33,647
Atsugi Company, Ltd.	5,200	45,711
Aucfan Company, Ltd. (A)	1,700	16,372
Aucnet, Inc.	1,000	9,656
Autobacs Seven Company, Ltd.	18,000	303,260
Aval Data Corp.	900	14,563
Avant Corp.	3,000	39,157
Avex, Inc.	11,000	143,701
Axell Corp.	1,700	7,698
Axial Retailing, Inc.	3,800	121,478
Azia Company, Ltd.	1,000	11,447
Bando Chemical Industries, Ltd.	10,400	110,699
Bank of the Ryukyus, Ltd.	11,600	128,551
Baroque Japan, Ltd.	2,500	19,679
BayCurrent Consulting, Inc. (B)	4,100	123,142
Beaglee, Inc. (A)	1,800	14,228
Beauty Garage, Inc.	100	1,302
Beenos, Inc.	2,500	28,318
Belc Company, Ltd.	2,700	124,835
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	39

	Shares	Value
Japan (continued)
Bell System24 Holdings, Inc.	7,900	$104,951
Belluna Company, Ltd.	13,400	110,394
Bengo4.com, Inc. (A)(B)	1,800	63,526
Billing System Corp.	200	7,319
Biofermin Pharmaceutical Company, Ltd.	1,500	32,458
B-Lot Company, Ltd.	500	6,492
BML, Inc.	6,100	185,719
Bookoff Group Holdings, Ltd.	2,900	21,276
Bourbon Corp.	1,500	24,839
BP Castrol KK	3,300	39,625
Br. Holdings Corp.	9,900	31,085
BrainPad, Inc. (A)(B)	1,300	60,400
Broadleaf Company, Ltd.	24,900	132,748
BRONCO BILLY Company, Ltd.	3,200	77,213
Bull-Dog Sauce Company, Ltd. (B)	800	15,083
Bunka Shutter Company, Ltd.	18,800	140,461
Business Brain Showa-Ota, Inc.	800	15,581
C Uyemura & Company, Ltd.	2,000	113,851
CAC Holdings Corp.	4,000	49,409
Can Do Company, Ltd.	2,700	39,314
Canare Electric Company, Ltd.	1,500	25,915
Canon Electronics, Inc.	5,500	89,826
Capital Asset Planning, Inc.	200	2,815
Career Design Center Company, Ltd.	1,500	18,417
CareerIndex, Inc.	1,600	12,623
Carenet, Inc.	700	4,989
Carlit Holdings Company, Ltd.	4,600	34,221
Carta Holdings, Inc.	2,500	23,346
Cawachi, Ltd.	4,800	90,275
Central Automotive Products, Ltd.	3,600	56,719
Central Glass Company, Ltd.	10,686	251,257
Central Security Patrols Company, Ltd.	1,700	65,399
Central Sports Company, Ltd.	2,400	75,145
Ceres, Inc.	1,400	23,230
Charm Care Corp. KK	1,100	16,108
Chikaranomoto Holdings Company, Ltd.	1,000	7,052
Chilled & Frozen Logistics Holdings Company, Ltd.	3,300	38,076
CHIMNEY Company, Ltd.	1,300	31,701
Chino Corp.	1,500	17,588
Chiyoda Company, Ltd. (B)	4,800	80,709
Chiyoda Integre Company, Ltd.	3,800	74,967
Chodai Company, Ltd.	1,500	11,024
Chofu Seisakusho Company, Ltd.	5,900	120,143
Chori Company, Ltd.	4,500	62,356
Chubu Shiryo Company, Ltd.	7,600	76,199
Chudenko Corp.	8,300	172,819
40	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Chuetsu Pulp & Paper Company, Ltd.	3,000	$37,258
Chugai Mining Company, Ltd. (A)	34,900	5,308
Chugai Ro Company, Ltd.	1,700	27,334
Chugoku Marine Paints, Ltd.	19,400	176,504
Chuo Gyorui Company, Ltd.	300	7,711
Chuo Spring Company, Ltd.	500	13,203
CI Takiron Corp.	10,400	58,986
Citizen Watch Company, Ltd.	48,400	275,885
CKD Corp.	15,300	137,847
CK-San-Etsu Company, Ltd.	800	23,047
Clarion Company, Ltd.	6,600	148,823
Cleanup Corp.	7,600	42,458
CMC Corp.	800	14,203
CMIC Holdings Company, Ltd.	3,600	56,367
CMK Corp.	15,300	95,476
cocokara fine, Inc.	4,530	202,777
Coco's Japan Company, Ltd.	1,900	39,826
COLOPL, Inc.	12,000	75,193
Colowide Company, Ltd. (B)	13,500	294,315
Comany, Inc.	1,000	11,660
Computer Engineering & Consulting, Ltd.	7,400	152,711
Computer Institute of Japan, Ltd.	5,100	39,202
Comture Corp.	2,400	69,377
CONEXIO Corp.	5,300	71,151
COOKPAD, Inc. (A)	13,800	35,858
Core Corp.	2,100	24,580
Corona Corp.	3,900	37,823
Cosel Company, Ltd.	7,500	79,164
Cosmo Energy Holdings Company, Ltd.	3,800	80,308
Cosmos Initia Company, Ltd.	5,000	27,200
Cota Company, Ltd.	3,080	40,453
CRE, Inc.	1,600	13,622
Create Medic Company, Ltd.	1,300	11,647
Create Restaurants Holdings, Inc.	10,900	127,245
Create SD Holdings Company, Ltd.	6,400	168,233
Creek & River Company, Ltd.	2,700	28,787
Cresco, Ltd.	2,100	64,308
CRI Middleware Company, Ltd. (A)	400	11,891
CTI Engineering Company, Ltd.	4,100	58,703
CTS Company, Ltd. (B)	8,000	48,854
Cube System, Inc.	2,300	17,306
Cyber Com Company, Ltd.	900	19,714
Cybernet Systems Company, Ltd.	6,300	35,645
Cyberstep, Inc. (A)	1,000	10,624
Cybozu, Inc.	7,200	44,854
Dai Nippon Toryo Company, Ltd.	6,600	65,606
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	41

	Shares	Value
Japan (continued)
Daibiru Corp.	12,100	$117,837
Dai-Dan Company, Ltd.	4,500	98,079
Daido Kogyo Company, Ltd.	2,400	19,471
Daido Metal Company, Ltd.	12,900	90,833
Daido Steel Company, Ltd.	4,200	177,774
Daidoh, Ltd.	7,200	23,547
Daihatsu Diesel Manufacturing Company, Ltd.	5,200	32,236
Daihen Corp.	6,100	143,430
Daiho Corp.	5,400	157,593
Dai-Ichi Cutter Kogyo Kk	600	9,844
Daiichi Jitsugyo Company, Ltd.	3,200	99,607
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	7,000	56,515
Dai-ichi Seiko Company, Ltd.	2,900	26,340
Daiken Corp.	4,000	73,390
Daiken Medical Company, Ltd.	2,900	15,351
Daiki Aluminium Industry Company, Ltd. (B)	10,900	61,832
Daiki Axis Company, Ltd.	1,500	13,541
Daiko Denshi Tsushin, Ltd.	2,000	10,963
Daikoku Denki Company, Ltd.	2,700	36,494
Daikokutenbussan Company, Ltd.	2,100	74,665
Daikokuya Holdings Company, Ltd. (A)	28,200	7,560
Daikyonishikawa Corp.	10,300	114,938
Dainichi Company, Ltd.	5,000	33,431
Dainichiseika Color & Chemicals Manufacturing Company, Ltd.	4,100	116,310
Daio Paper Corp.	13,300	156,653
Daiohs Corp.	1,700	21,435
Daiseki Company, Ltd.	9,500	235,526
Daiseki Eco. Solution Company, Ltd.	1,320	7,589
Daishi Hokuetsu Financial Group, Inc.	11,100	344,253
Daishinku Corp.	2,600	20,300
Daisue Construction Company, Ltd.	2,300	19,572
Daito Pharmaceutical Company, Ltd.	3,550	93,003
Daitron Company, Ltd.	3,200	50,429
Daiwa Industries, Ltd.	10,000	112,744
Daiwabo Holdings Company, Ltd.	4,300	243,606
Daiyu Lic Holdings Company, Ltd.	2,500	21,008
DCM Holdings Company, Ltd.	27,220	264,809
DD Holdings Company, Ltd. (B)	1,500	27,101
Dear Life Company, Ltd.	6,600	25,760
Delica Foods Holdings Company, Ltd.	900	10,661
Denki Kogyo Company, Ltd.	3,000	79,118
Densan System Company, Ltd.	2,100	54,494
Denyo Company, Ltd.	5,800	74,776
Descente, Ltd. (B)	9,900	216,595
Dexerials Corp.	17,300	128,213
Digital Arts, Inc.	2,800	222,710
42	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Digital Hearts Holdings Company, Ltd.	3,200	$37,928
Digital Information Technologies Corp.	1,800	23,957
Dip Corp. (B)	7,300	128,852
DKK-Toa Corp.	1,400	10,118
DKS Company, Ltd. (B)	2,800	74,375
DMG Mori Company, Ltd.	15,000	195,234
Doshisha Company, Ltd.	7,800	125,646
Double Standard, Inc.	400	18,223
Doutor Nichires Holdings Company, Ltd.	7,693	149,621
Dowa Holdings Company, Ltd.	5,200	169,971
Dream Incubator, Inc.	3,300	45,444
DSB Company, Ltd.	2,200	8,673
DTS Corp.	5,400	205,914
Duskin Company, Ltd.	9,700	240,973
Dvx, Inc.	1,200	11,792
DyDo Group Holdings, Inc.	2,500	123,714
Dynic Corp.	2,300	15,490
Eagle Industry Company, Ltd.	9,700	115,289
Earth Corp.	400	17,956
EAT&Company, Ltd.	1,800	28,121
Ebara Foods Industry, Inc.	1,600	31,300
Ebara Jitsugyo Company, Ltd.	2,400	45,985
Ebase Company, Ltd.	1,300	20,766
Eco's Company, Ltd.	3,000	44,766
EDION Corp.	19,500	174,709
EF-ON, Inc.	4,080	31,258
eGuarantee, Inc.	7,100	69,647
E-Guardian, Inc. (B)	2,900	58,800
Eidai Company, Ltd.	8,000	32,398
Eiken Chemical Company, Ltd.	7,000	164,602
Eizo Corp.	4,400	178,467
Elan Corp.	2,800	36,891
Elecom Company, Ltd.	4,600	140,313
Elematec Corp.	2,700	43,851
EM Systems Company, Ltd.	5,400	60,894
Endo Lighting Corp.	3,000	21,109
Enigmo, Inc. (A)	3,400	64,687
Enomoto Company, Ltd.	900	7,449
Enplas Corp. (B)	3,100	82,968
Enshu, Ltd. (A)	1,800	19,088
EPCO Company, Ltd.	700	5,491
EPS Holdings, Inc.	8,400	141,833
eRex Company, Ltd.	8,000	67,135
ES-Con Japan, Ltd. (B)	12,800	89,942
ESCRIT, Inc.	1,400	8,083
Escrow Agent Japan, Inc.	4,000	9,110
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	43

	Shares	Value
Japan (continued)
ESPEC Corp.	5,500	$102,849
Excel Company, Ltd.	2,200	46,233
Exedy Corp.	8,500	203,026
Extreme Company, Ltd.	700	12,512
F&M Company, Ltd.	1,500	13,975
F@N Communications, Inc.	11,600	54,983
Faith, Inc.	1,610	11,432
FALCO HOLDINGS Company, Ltd.	3,200	40,656
FCC Company, Ltd.	9,500	220,127
FDK Corp. (A)	2,500	22,453
Feed One Company, Ltd.	30,940	50,386
Felissimo Corp.	1,900	18,349
Fenwal Controls of Japan, Ltd.	700	9,727
Ferrotec Holdings Corp.	13,000	122,557
FFRI, Inc. (A)(B)	600	18,080
FIDEA Holdings Company, Ltd.	65,406	78,255
Fields Corp.	6,400	41,829
Financial Products Group Company, Ltd.	16,800	161,780
FINDEX, Inc.	3,900	27,808
First Brothers Company, Ltd.	900	9,668
First Juken Company, Ltd.	2,400	26,679
First-Corp, Inc.	2,000	14,976
Fixstars Corp.	4,000	47,303
FJ Next Company, Ltd.	5,300	43,639
Focus Systems Corp.	1,400	12,329
Forval Corp.	1,600	12,222
Foster Electric Company, Ltd.	8,500	117,940
France Bed Holdings Company, Ltd.	7,400	59,590
Freebit Company, Ltd.	3,500	32,697
Freund Corp. (B)	3,000	23,702
Fronteo, Inc.	2,000	11,340
F-Tech, Inc.	5,900	51,674
FTGroup Company, Ltd.	3,900	51,640
Fudo Tetra Corp.	5,720	84,768
Fuji Company, Ltd.	6,100	106,412
Fuji Corp.	15,600	220,886
Fuji Corp.	1,900	37,475
Fuji Corp., Ltd.	7,900	61,519
Fuji Die Company, Ltd.	1,000	6,464
Fuji Kosan Company, Ltd.	1,100	6,550
Fuji Kyuko Company, Ltd. (B)	5,800	210,545
Fuji Oil Company, Ltd.	19,700	48,805
Fuji Pharma Company, Ltd.	5,700	96,391
Fuji Seal International, Inc.	4,600	172,702
Fuji Soft, Inc.	5,200	216,743
Fujibo Holdings, Inc.	3,600	90,702
44	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Fujicco Company, Ltd.	6,200	$126,546
Fujikura Kasei Company, Ltd.	9,900	54,675
Fujikura Rubber, Ltd.	6,700	26,447
Fujikura, Ltd.	66,800	283,686
Fujimi, Inc.	3,600	76,971
Fujimori Kogyo Company, Ltd.	4,800	131,578
Fujio Food System Company, Ltd. (B)	2,800	60,064
Fujisash Company, Ltd.	26,500	19,752
Fujishoji Company, Ltd.	2,400	21,028
Fujita Kanko, Inc.	3,000	71,818
Fujitec Company, Ltd.	16,000	187,200
Fujitsu Frontech, Ltd.	3,400	34,183
Fujitsu General, Ltd.	16,800	225,027
Fujiya Company, Ltd.	2,800	56,679
FuKoKu Company, Ltd.	3,000	23,757
Fukuda Corp.	2,000	78,295
Fukuda Denshi Company, Ltd.	900	58,440
Fukui Computer Holdings, Inc.	3,300	57,327
Fukushima Industries Corp.	3,200	111,020
Fukuyama Transporting Company, Ltd.	6,400	265,788
Full Speed, Inc. (A)	1,100	5,857
FULLCAST Holdings Company, Ltd.	6,200	122,630
Fumakilla, Ltd. (B)	2,000	24,286
Funai Electric Company, Ltd. (A)(B)	9,500	64,867
Funai Soken Holdings, Inc.	10,230	236,462
Furukawa Company, Ltd.	8,700	113,495
Furuno Electric Company, Ltd.	7,700	65,610
Furusato Industries, Ltd.	3,100	46,561
Furuya Metal Company, Ltd.	700	32,504
Furyu Corp.	2,500	23,120
Fuso Chemical Company, Ltd. (B)	5,000	94,278
Fuso Pharmaceutical Industries, Ltd.	1,900	44,995
Futaba Corp.	10,657	171,244
Futaba Industrial Company, Ltd.	21,500	116,423
Future Corp.	6,000	91,285
Fuyo General Lease Company, Ltd.	4,600	242,860
G-7 Holdings, Inc.	2,000	40,950
Gakken Holdings Company, Ltd.	1,300	68,349
Gakkyusha Company, Ltd.	2,400	29,499
Gakujo Company, Ltd.	3,300	38,620
GCA Corp.	7,500	61,368
Gecoss Corp.	5,000	47,641
Genki Sushi Company, Ltd.	1,600	58,756
Genky DrugStores Company, Ltd. (B)	3,000	70,574
Geo Holdings Corp.	10,500	154,158
Geomatec Company, Ltd.	900	6,193
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	45

	Shares	Value
Japan (continued)
Geostr Corp.	4,600	$18,594
Gfoot Company, Ltd. (B)	5,700	33,867
Giken, Ltd.	3,800	116,309
GL Sciences, Inc.	2,000	28,211
GLOBERIDE, Inc. (B)	2,800	72,939
Glory, Ltd.	11,700	286,675
GMO Cloud K.K.	800	23,715
GMO Financial Holdings, Inc.	5,500	34,187
GMO internet, Inc.	15,500	257,850
Godo Steel, Ltd.	4,300	66,858
Gokurakuyu Holdings Company, Ltd.	3,200	17,462
Goldcrest Company, Ltd.	6,270	88,617
Golf Digest Online, Inc.	2,700	15,136
Grace Technology, Inc.	900	17,848
Grandy House Corp.	5,700	22,289
Gree, Inc.	32,100	135,388
Greens Company, Ltd.	800	10,149
GS Yuasa Corp.	10,800	217,055
GSI Creos Corp.	1,100	12,102
G-Tekt Corp.	6,000	92,621
Gun-Ei Chemical Industry Company, Ltd.	1,400	34,405
Gunosy, Inc. (A)(B)	3,800	89,419
Gunze, Ltd.	4,300	196,692
Gurunavi, Inc.	8,700	56,766
H2O Retailing Corp.	14,200	194,574
HABA Laboratories, Inc.	700	43,076
Hagihara Industries, Inc.	3,500	53,122
Hagiwara Electric Holdings Company, Ltd.	2,200	59,280
Hakudo Company, Ltd.	2,400	36,079
Hakuto Company, Ltd.	5,200	57,022
Hakuyosha Company, Ltd.	800	20,711
Halows Company, Ltd.	2,900	57,095
Hamakyorex Company, Ltd.	4,400	179,623
Hamee Corp.	1,000	7,516
Handsman Company, Ltd.	1,300	16,090
Hanwa Company, Ltd.	9,600	286,563
Happinet Corp. (B)	5,800	74,334
Harada Industry Company, Ltd.	2,900	25,517
Hard Off Corp. Company, Ltd.	2,200	16,543
Harima Chemicals Group, Inc.	4,300	40,678
Haruyama Holdings, Inc.	2,700	20,936
Hayashikane Sangyo Company, Ltd.	1,900	10,371
Hazama Ando Corp.	47,200	333,521
Heiwa Real Estate Company, Ltd.	10,200	193,938
Heiwado Company, Ltd.	7,700	172,231
Helios Techno Holding Company, Ltd.	6,400	40,826
46	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Hibino Corp.	700	$14,765
Hibiya Engineering, Ltd.	5,400	91,487
Hiday Hidaka Corp.	6,127	115,080
HI-LEX Corp.	6,400	125,506
Himaraya Company, Ltd.	1,700	14,181
Hinokiya Group Company, Ltd.	1,500	30,197
Hioki EE Corp.	2,600	102,658
Hirakawa Hewtech Corp.	2,200	31,168
Hiramatsu, Inc.	16,400	51,141
Hirano Tecseed Company, Ltd.	2,700	42,247
Hirata Corp.	1,800	101,569
Hirose Tusyo, Inc.	600	9,724
Hiroshima Gas Company, Ltd.	16,200	50,926
Hisaka Works, Ltd.	7,700	62,386
Hitachi Zosen Corp.	56,280	174,302
Hito Communications, Inc. (C)	1,300	18,909
Hochiki Corp.	4,600	47,973
Hoden Seimitsu Kako Kenkyusho Company, Ltd.	1,000	11,349
Hodogaya Chemical Company, Ltd.	2,100	64,542
Hogy Medical Company, Ltd.	5,600	193,511
Hokkaido Coca-Cola Bottling Company, Ltd.	200	6,417
Hokkaido Electric Power Company, Inc.	46,200	295,375
Hokkaido Gas Company, Ltd.	6,400	83,598
Hokkan Holdings, Ltd.	3,400	54,669
Hokko Chemical Industry Company, Ltd.	8,600	42,429
Hokuetsu Corp.	35,000	194,895
Hokuetsu Industries Company, Ltd.	6,800	71,703
Hokuhoku Financial Group, Inc.	22,600	248,232
Hokuriku Electric Industry Company, Ltd.	2,500	23,785
Hokuriku Electric Power Company	45,000	383,072
Hokuriku Electrical Construction Company, Ltd.	5,600	46,160
Hokuto Corp.	8,000	142,591
Honda Tsushin Kogyo Company, Ltd.	4,800	23,775
H-One Company, Ltd.	6,500	63,959
Honeys Holdings Company, Ltd.	5,460	47,590
Honma Golf, Ltd. (D)	14,500	16,083
Hoosiers Holdings (B)	11,500	71,025
Hosiden Corp.	19,900	159,328
Hosokawa Micron Corp.	2,300	100,563
Hotland Company, Ltd.	1,800	23,038
House Do Company, Ltd.	1,400	18,653
Howa Machinery, Ltd.	5,300	41,151
HyAS&Company, Inc.	2,500	7,322
I K K, Inc.	3,000	19,957
I.K Company, Ltd. (B)	1,200	7,473
Ibiden Company, Ltd.	22,600	321,503
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	47

	Shares	Value
Japan (continued)
IBJ Leasing Company, Ltd.	8,400	$207,224
IBJ, Inc.	2,600	20,389
Ichibanya Company, Ltd.	3,600	153,404
Ichigo, Inc.	63,600	215,004
Ichiken Company, Ltd.	1,600	28,070
Ichikoh Industries, Ltd.	13,100	77,834
Ichinen Holdings Company, Ltd.	6,100	70,310
Ichiyoshi Securities Company, Ltd.	13,500	107,259
Icom, Inc.	3,300	68,562
Idec Corp.	9,000	163,990
IDOM, Inc. (B)	23,000	77,704
Ihara Science Corp.	2,200	27,754
Iino Kaiun Kaisha, Ltd.	30,300	108,125
IJT Technology Holdings Company, Ltd.	5,760	32,630
Ikegami Tsushinki Company, Ltd.	1,900	19,735
IMAGICA GROUP, Inc.	5,400	23,117
Imasen Electric Industrial	7,000	65,361
Imuraya Group Company, Ltd.	2,700	60,698
Inaba Denki Sangyo Company, Ltd.	6,500	264,913
Inaba Seisakusho Company, Ltd.	3,600	41,517
Inabata & Company, Ltd.	14,000	197,657
Inageya Company, Ltd.	7,800	91,477
Ines Corp.	7,100	83,028
I-Net Corp.	4,500	56,885
Infocom Corp.	5,600	101,340
Infomart Corp. (B)	17,800	200,236
Information Development Company, Ltd.	2,200	28,330
Information Services International-Dentsu, Ltd.	3,200	104,777
Innotech Corp.	6,900	63,626
Insource Company, Ltd.	1,600	32,774
Intage Holdings, Inc.	9,400	71,634
Intellex Company, Ltd.	1,800	11,330
Intelligent Wave, Inc. (B)	2,900	17,016
Inter Action Corp.	3,100	46,550
Internet Initiative Japan, Inc.	8,700	196,509
Inui Global Logistics Company, Ltd.	6,990	44,287
I-O Data Device, Inc.	3,600	38,884
IR Japan Holdings, Ltd.	1,000	13,449
Iriso Electronics Company, Ltd.	4,800	213,290
I'rom Group Company, Ltd. (B)	2,800	39,796
ISB Corp.	1,300	24,592
Ise Chemicals Corp.	600	16,893
Iseki & Company, Ltd.	6,000	88,193
Ishihara Chemical Company, Ltd.	1,800	29,247
Ishihara Sangyo Kaisha, Ltd. (A)	11,500	121,850
Ishii Hyoki Company, Ltd.	1,100	6,657
48	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Ishii Iron Works Company, Ltd.	900	$14,574
Ishizuka Glass Company, Ltd.	400	6,241
Isolite Insulating Products Company, Ltd.	2,200	10,646
Istyle, Inc.	10,100	75,945
ITbook Holdings Company, Ltd. (A)	2,900	10,714
Itfor, Inc.	8,500	64,260
Itochu Enex Company, Ltd.	13,800	116,796
Itochu-Shokuhin Company, Ltd.	1,700	75,415
Itoham Yonekyu Holdings, Inc.	9,300	56,027
Itoki Corp.	13,300	68,432
Itokuro, Inc. (A)(B)	2,100	62,692
IwaiCosmo Holdings, Inc.	6,000	70,309
Iwaki & Company, Ltd.	9,000	32,948
Iwaki Company, Ltd. (B)	2,600	25,886
Iwasaki Electric Company, Ltd.	3,000	37,444
Iwatani Corp.	9,000	294,060
Iwatsu Electric Company, Ltd.	3,700	27,423
J Trust Company, Ltd. (B)	24,400	95,263
JAC Recruitment Company, Ltd. (B)	3,600	80,493
Jaccs Company, Ltd.	8,600	148,648
Jafco Company, Ltd.	7,600	266,952
Jalux, Inc.	2,100	47,263
Jamco Corp.	2,600	58,132
Janome Sewing Machine Company, Ltd.	5,800	25,292
Japan Animal Referral Medical Center Company, Ltd. (A)	600	16,160
Japan Asia Group, Ltd.	6,100	19,719
Japan Asia Investment Company, Ltd. (A)	5,400	9,322
Japan Asset Marketing Company, Ltd. (A)	62,100	59,117
Japan Aviation Electronics Industry, Ltd.	13,000	170,110
Japan Best Rescue System Company, Ltd.	4,700	60,016
Japan Cash Machine Company, Ltd.	7,500	75,330
Japan Display, Inc. (A)(B)	192,500	123,178
Japan Electronic Materials Corp.	2,600	16,546
Japan Elevator Service Holdings Company, Ltd.	3,400	64,148
Japan Foundation Engineering Company, Ltd.	8,200	28,004
Japan Investment Adviser Company, Ltd.	1,700	48,938
Japan Lifeline Company, Ltd.	14,900	245,264
Japan Material Company, Ltd.	15,000	189,604
Japan Meat Company, Ltd.	3,300	52,730
Japan Medical Dynamic Marketing, Inc.	5,500	54,584
Japan Oil Transportation Company, Ltd.	600	16,035
Japan Petroleum Exploration Company, Ltd.	9,300	193,239
Japan Property Management Center Company, Ltd.	2,900	19,839
Japan Pulp & Paper Company, Ltd.	3,000	115,931
Japan Pure Chemical Company, Ltd.	700	14,715
Japan Securities Finance Company, Ltd.	35,400	197,365
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	49

	Shares	Value
Japan (continued)
Japan Transcity Corp.	12,000	$48,001
Jastec Company, Ltd.	3,500	30,830
JBCC Holdings, Inc.	4,900	70,469
JCR Pharmaceuticals Company, Ltd.	2,000	111,431
JCU Corp.	7,700	121,936
Jeol, Ltd.	9,500	156,412
JFLA Holdings, Inc.	2,400	8,993
JIG-SAW, Inc. (A)	900	23,927
Jimoto Holdings, Inc.	40,600	46,758
JINS, Inc.	3,400	167,849
JK Holdings Company, Ltd.	6,100	34,913
JMS Company, Ltd.	6,400	37,884
Joban Kosan Company, Ltd.	2,000	29,696
J-Oil Mills, Inc.	3,600	128,400
Joshin Denki Company, Ltd.	4,700	94,163
JP-Holdings, Inc.	14,400	34,903
JSB Company, Ltd.	600	20,760
JSP Corp.	4,800	110,513
Juki Corp.	8,200	92,095
Justsystems Corp.	8,900	228,807
JVC Kenwood Corp.	54,228	133,522
K&O Energy Group, Inc.	4,100	57,719
kabu.com Securities Company, Ltd.	33,900	170,885
Kadokawa Dwango Corp.	17,057	188,483
Kadoya Sesame Mills, Inc.	400	18,955
Kaga Electronics Company, Ltd.	5,300	102,539
Kakiyasu Honten Company, Ltd.	2,800	57,872
Kamakura Shinsho, Ltd. (A)(B)	4,400	68,518
Kameda Seika Company, Ltd.	3,000	143,938
Kamei Corp.	8,200	88,738
Kanaden Corp.	5,500	64,481
Kanagawa Chuo Kotsu Company, Ltd.	1,600	53,772
Kanamic Network Company, Ltd.	1,900	32,834
Kanamoto Company, Ltd.	6,500	171,409
Kandenko Company, Ltd.	400	3,583
Kaneko Seeds Company, Ltd.	2,800	34,206
Kanematsu Corp.	20,500	241,950
Kanematsu Electronics, Ltd.	3,300	101,176
Kanemi Company, Ltd. (B)	500	14,460
Kansai Mirai Financial Group, Inc. (A)	20,822	154,701
Kansai Super Market, Ltd.	4,200	37,894
Kanto Denka Kogyo Company, Ltd.	12,400	96,273
Kappa Create Company, Ltd.	7,300	95,674
Kasai Kogyo Company, Ltd.	8,400	69,771
Katakura & Co-op Agri Corp.	1,100	11,970
Katakura Industries Company, Ltd.	8,300	93,454
50	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Kato Sangyo Company, Ltd.	6,000	$199,550
Kato Works Company, Ltd.	3,100	75,682
KAWADA TECHNOLOGIES, Inc.	1,300	85,894
Kawagishi Bridge Works Company, Ltd.	600	13,090
Kawai Musical Instruments Manufacturing Company, Ltd.	1,700	50,221
Kawasaki Kisen Kaisha, Ltd. (A)(B)	23,300	329,910
Kawasumi Laboratories, Inc.	5,500	36,958
Kawata Manufacturing Company, Ltd.	1,600	21,195
KeePer Technical Laboratory Company, Ltd.	1,200	12,279
Keihanshin Building Company, Ltd.	12,400	102,311
Keihin Company, Ltd.	1,000	12,322
Keihin Corp.	11,300	199,104
Keiyo Company, Ltd.	13,800	64,249
KEL Corp.	1,900	15,439
Kenedix, Inc.	51,200	248,019
Kenko Mayonnaise Company, Ltd.	4,300	86,583
Key Coffee, Inc.	4,900	92,028
KFC Holdings Japan, Ltd.	3,500	62,790
KH Neochem Company, Ltd.	6,500	166,498
KI Holdings Company, Ltd. (A)	3,000	8,327
Kimoto Company, Ltd.	15,600	25,390
Kimura Chemical Plants Company, Ltd.	5,900	20,488
Kimura Unity Company, Ltd.	100	1,018
King Company, Ltd.	2,300	11,851
King Jim Company, Ltd.	3,700	27,775
Kintetsu Department Store Company, Ltd.	2,000	61,281
Kintetsu World Express, Inc.	10,100	160,627
Kirindo Holdings Company, Ltd.	1,400	21,000
Kissei Pharmaceutical Company, Ltd.	5,200	143,220
Ki-Star Real Estate Company, Ltd.	1,900	29,730
Kitagawa Corp.	2,800	60,087
Kitano Construction Corp.	1,500	42,947
Kitanotatsujin Corp.	9,900	39,542
Kito Corp.	6,700	107,599
Kitz Corp.	23,600	174,451
KLab, Inc. (A)(B)	7,500	55,123
KNT-CT Holdings Company, Ltd. (A)	5,300	66,226
Koa Corp.	7,400	105,500
Koatsu Gas Kogyo Company, Ltd.	12,200	92,621
Kobe Electric Railway Company, Ltd. (A)	2,600	92,259
Kobelco Eco-Solutions Company, Ltd.	1,200	17,973
Kogi Corp.	600	7,652
Kohnan Shoji Company, Ltd.	7,300	185,321
Kohsoku Corp.	3,200	34,007
Koike Sanso Kogyo Company, Ltd.	500	10,352
Kojima Company, Ltd. (A)	9,900	58,237
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	51

	Shares	Value
Japan (continued)
Kokusai Company, Ltd.	2,400	$16,329
Kokuyo Company, Ltd.	15,973	235,940
KOMAIHALTEC, Inc.	1,200	21,577
Komatsu Matere Company, Ltd.	9,200	67,124
Komatsu Wall Industry Company, Ltd.	2,700	46,464
KOMEDA Holdings Company, Ltd.	11,400	218,491
Komehyo Company, Ltd.	2,000	19,200
Komeri Company, Ltd.	8,500	214,498
Komori Corp.	16,724	182,290
Konaka Company, Ltd.	10,500	42,370
Kondotec, Inc.	7,100	67,759
Konishi Company, Ltd.	9,400	137,365
Konoike Transport Company, Ltd.	7,900	127,429
Konoshima Chemical Company, Ltd.	1,800	12,092
Kosaido Company, Ltd.	6,200	40,888
Koshidaka Holdings Company, Ltd. (B)	9,600	140,018
Kotobuki Spirits Company, Ltd.	4,900	192,860
Kourakuen Holdings Corp. (A)	4,000	88,740
Kozo Keikaku Engineering, Inc.	800	16,823
Krosaki Harima Corp.	1,700	90,662
KRS Corp.	3,000	55,075
KU Holdings Company, Ltd.	3,500	25,875
Kumagai Gumi Company, Ltd.	9,000	286,403
Kumiai Chemical Industry Company, Ltd.	23,190	149,636
Kunimine Industries Company, Ltd.	2,100	15,391
Kura Corp.	2,800	150,176
Kurabo Industries, Ltd.	5,000	102,250
Kureha Corp.	4,300	265,354
Kurimoto, Ltd.	3,600	48,545
Kuriyama Holdings Corp.	3,600	29,539
Kuroda Precision Industries, Ltd.	900	11,929
Kushikatsu Tanaka Holdings Company	300	6,689
KVK Corp.	1,500	19,094
KYB Corp.	6,400	168,900
Kyoden Company, Ltd.	10,400	35,040
Kyodo Printing Company, Ltd.	2,200	49,883
Kyoei Steel, Ltd.	7,300	113,079
Kyokuto Boeki Kaisha, Ltd.	2,000	30,313
Kyokuto Kaihatsu Kogyo Company, Ltd.	9,600	128,268
Kyokuto Securities Company, Ltd.	6,300	67,248
Kyokuyo Company, Ltd.	2,800	75,642
KYORIN Holdings, Inc.	10,600	209,865
Kyoritsu Maintenance Company, Ltd.	5,380	256,749
Kyoritsu Printing Company, Ltd.	9,100	18,389
Kyosan Electric Manufacturing Company, Ltd.	14,800	53,495
Kyoto Kimono Yuzen Company, Ltd.	2,600	10,734
52	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Kyowa Electronic Instruments Company, Ltd.	8,000	$27,677
Kyowa Leather Cloth Company, Ltd.	5,000	34,484
Kyushu Financial Group, Inc.	23,000	93,610
Kyushu Leasing Service Company, Ltd.	1,700	10,541
LAC Company, Ltd. (B)	4,100	58,096
Lacto Japan Company, Ltd.	700	51,591
Land Business Company, Ltd.	1,700	12,297
LAND Company, Ltd. (A)	39,000	2,796
Laox Company, Ltd. (A)	12,200	31,331
Lasertec Corp.	9,400	331,256
LEC, Inc. (B)	8,500	119,064
Leopalace21 Corp. (B)	70,400	152,618
Life Corp.	4,000	89,027
LIFULL Company, Ltd.	13,100	75,005
Like Company, Ltd. (B)	3,100	27,962
LIKE Kidsnext Company, Ltd. (A)	1,600	14,488
Linical Company, Ltd.	3,200	47,593
Link And Motivation, Inc. (B)	8,500	64,096
Lintec Corp.	8,700	197,731
Litalico, Inc. (A)	1,500	25,732
LIXIL VIVA Corp.	4,000	53,041
Lonseal Corp.	500	8,049
Look Holdings, Inc.	1,800	22,517
M&A Capital Partners Company, Ltd. (A)	1,500	69,026
Macnica Fuji Electronics Holdings, Inc.	12,900	181,976
Macromill, Inc.	8,900	112,671
Maeda Kosen Company, Ltd.	4,900	123,796
Maeda Road Construction Company, Ltd.	13,900	272,879
Maezawa Industries, Inc.	5,000	16,219
Maezawa Kasei Industries Company, Ltd.	4,300	39,770
Maezawa Kyuso Industries Company, Ltd.	3,400	59,831
Makino Milling Machine Company, Ltd.	5,615	226,815
Mamezou Holdings Company, Ltd.	5,500	50,698
Mamiya-Op Company, Ltd.	2,000	20,193
Mandom Corp.	3,540	89,991
Mani, Inc.	6,200	288,157
MarkLines Company, Ltd.	2,000	25,233
Mars Group Holdings Corp.	3,900	75,758
Marubun Corp.	5,600	36,372
Marudai Food Company, Ltd.	7,000	119,271
Marufuji Sheet Piling Company, Ltd.	300	6,314
Maruha Nichiro Corp.	5,281	176,403
Maruka Machinery Company, Ltd.	1,800	33,176
Marumae Company, Ltd. (B)	3,000	18,908
Marusan Securities Company, Ltd.	17,661	131,943
Maruwa Company, Ltd.	2,500	136,469
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	53

	Shares	Value
Japan (continued)
Maruwa Unyu Kikan Company, Ltd.	3,000	$101,724
Maruyama Manufacturing Company, Inc.	900	10,545
Maruzen CHI Holdings Company, Ltd.	4,800	14,713
Maruzen Company, Ltd.	3,000	60,868
Maruzen Showa Unyu Company, Ltd.	3,800	99,335
Marvelous, Inc.	10,800	87,311
Matching Service Japan Company, Ltd.	2,000	32,095
Matsuda Sangyo Company, Ltd.	4,620	60,651
Matsui Construction Company, Ltd.	8,500	56,279
Matsuya Company, Ltd. (B)	12,000	115,861
Matsuyafoods Holdings Company, Ltd.	2,900	97,611
Max Company, Ltd.	8,000	112,321
Maxell Holdings, Ltd.	13,500	197,989
Maxvalu Nishinihon Company, Ltd.	900	14,440
Maxvalu Tokai Company, Ltd.	1,300	27,764
MCJ Company, Ltd.	16,000	115,786
MEC Company, Ltd.	4,900	50,960
Media Do Holdings Company, Ltd.	1,700	37,725
Medical Data Vision Company, Ltd. (A)	4,400	45,256
Medical System Network Company, Ltd.	6,600	26,196
Medius Holdings Company, Ltd.	1,600	10,329
MedPeer, Inc. (A)	1,200	22,668
Megachips Corp. (B)	4,800	87,388
Megmilk Snow Brand Company, Ltd.	8,100	198,020
Meidensha Corp.	11,917	170,220
Meiji Electric Industries Company, Ltd.	2,000	32,833
Meiji Shipping Company, Ltd.	6,300	20,238
Meiko Electronics Company, Ltd. (B)	7,200	115,843
Meiko Network Japan Company, Ltd.	6,400	54,342
Meisei Industrial Company, Ltd.	13,800	93,894
Meitec Corp.	6,600	302,541
Meito Sangyo Company, Ltd.	4,300	53,858
Meiwa Corp.	7,500	30,654
Meiwa Estate Company, Ltd.	3,300	18,630
Members Company, Ltd.	1,200	17,293
Menicon Company, Ltd.	5,000	136,093
Mercuria Investment Company, Ltd.	1,700	10,528
METAWATER Company, Ltd.	3,100	87,230
Micronics Japan Company, Ltd. (B)	9,900	68,828
Mie Kotsu Group Holdings, Inc.	14,600	80,430
Mikuni Corp.	8,400	36,876
Milbon Company, Ltd.	5,520	248,082
MIMAKI ENGINEERING Company, Ltd.	5,100	32,972
Mimasu Semiconductor Industry Company, Ltd.	6,100	83,349
Ministop Company, Ltd.	5,200	88,760
Miraca Holdings, Inc.	14,200	380,875
54	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Miraial Company, Ltd.	1,500	$16,651
Mirait Holdings Corp. (B)	16,820	262,766
Miroku Jyoho Service Company, Ltd. (B)	4,700	121,957
Misawa Homes Company, Ltd.	8,000	55,800
Mitani Corp.	4,200	207,622
Mitani Sangyo Company, Ltd.	8,100	21,484
Mitani Sekisan Company, Ltd.	3,200	86,337
Mito Securities Company, Ltd.	18,200	43,437
Mitsuba Corp.	10,300	64,327
Mitsubishi Kakoki Kaisha, Ltd.	1,900	27,152
Mitsubishi Logisnext Company, Ltd.	5,900	73,813
Mitsubishi Logistics Corp.	2,600	65,542
Mitsubishi Paper Mills, Ltd.	8,438	41,756
Mitsubishi Pencil Company, Ltd.	5,700	115,238
Mitsubishi Research Institute, Inc.	2,100	61,451
Mitsubishi Shokuhin Company, Ltd.	3,300	85,887
Mitsubishi Steel Manufacturing Company, Ltd.	4,800	70,726
Mitsuboshi Belting, Ltd.	6,500	124,278
Mitsui E&S Holdings Company, Ltd.	20,900	230,955
Mitsui High-Tec, Inc. (B)	6,600	58,577
Mitsui Matsushima Holdings Company, Ltd.	4,100	51,652
Mitsui Mining & Smelting Company, Ltd. (B)	15,900	385,640
Mitsui Sugar Company, Ltd.	4,400	113,633
Mitsui-Soko Holdings Company, Ltd.	7,000	119,392
Mitsumura Printing Company, Ltd.	400	8,360
Mitsuuroko Group Holdings Company, Ltd.	10,200	74,921
Mixi, Inc.	9,200	223,233
Miyaji Engineering Group, Inc.	2,000	37,214
Miyoshi Oil & Fat Company, Ltd.	2,600	25,323
Mizuho Medy Company, Ltd.	800	20,588
Mizuno Corp.	6,100	140,619
Mobile Factory, Inc. (A)	1,700	22,719
Mochida Pharmaceutical Company, Ltd.	2,600	277,421
Modec, Inc. (B)	5,300	143,479
Molitec Steel Company, Ltd.	3,400	13,373
Monex Group, Inc.	50,400	193,617
Money Partners Group Company, Ltd.	4,700	13,015
MORESCO Corp.	2,000	27,805
Mori-Gumi Company, Ltd.	3,900	14,517
Morinaga Milk Industry Company, Ltd.	9,600	307,760
Morita Holdings Corp.	7,400	121,241
Morito Company, Ltd.	4,800	34,003
Morozoff, Ltd.	900	39,358
Mory Industries, Inc.	2,200	50,904
MRK Holdings, Inc. (B)	8,000	16,820
MrMax Holdings, Ltd.	8,400	36,233
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	55

	Shares	Value
Japan (continued)
MTI, Ltd.	9,900	$57,794
Mugen Estate Company, Ltd.	2,300	12,518
Murakami Corp.	2,100	47,958
Musashi Company, Ltd.	900	17,225
Musashi Seimitsu Industry Company, Ltd.	12,600	180,225
Mutoh Holdings Company, Ltd.	600	10,254
Mynet, Inc. (A)	1,300	11,757
N Field Company, Ltd.	3,200	24,537
NAC Company, Ltd.	3,400	31,668
Nachi-Fujikoshi Corp.	4,300	169,811
Nadex Company, Ltd.	1,200	10,137
Nafco Company, Ltd.	3,200	48,250
Nagaileben Company, Ltd.	2,300	49,947
Nagano Keiki Company, Ltd.	5,500	39,103
Nagase & Company, Ltd.	13,500	199,145
Nagatanien Holdings Company, Ltd.	3,900	83,488
Nagawa Company, Ltd. (B)	2,200	110,520
Naigai Trans Line, Ltd.	1,700	23,216
Nakabayashi Company, Ltd.	6,000	30,395
Nakamoto Packs Company, Ltd.	800	11,772
Nakamuraya Company, Ltd.	1,600	60,557
Nakanishi, Inc.	16,700	298,524
Nakano Corp.	4,800	22,342
Nakayama Steel Works, Ltd.	7,400	33,314
Nakayamafuku Company, Ltd.	4,400	21,585
Nakayo, Inc.	1,000	13,316
Namura Shipbuilding Company, Ltd.	21,772	80,853
Narasaki Sangyo Company, Ltd.	1,600	26,093
Natori Company, Ltd.	4,000	60,397
NEC Capital Solutions, Ltd.	3,100	47,266
NEC Networks & System Integration Corp.	6,200	150,283
NET One Systems Company, Ltd.	17,300	405,182
Neturen Company, Ltd.	12,600	102,504
New Japan Chemical Company, Ltd. (A)	8,300	15,335
Nextage Company, Ltd. (B)	5,800	53,659
Nexyz Group Corp.	2,600	42,246
NF Corp.	1,500	24,306
Nicca Chemical Company, Ltd.	2,500	22,748
Nice Holdings, Inc.	2,300	18,350
Nichia Steel Works, Ltd.	8,200	25,413
Nichias Corp.	15,100	298,899
Nichiban Company, Ltd.	3,400	69,084
Nichicon Corp.	13,673	122,711
Nichiden Corp.	3,800	54,050
Nichiha Corp.	6,900	196,007
NichiiGakkan Company, Ltd.	11,500	126,473
56	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Nichi-iko Pharmaceutical Company, Ltd.	12,100	$176,785
Nichimo Company, Ltd.	700	10,589
Nichireki Company, Ltd.	7,800	79,607
Nichirin Company, Ltd.	2,190	37,197
Nihon Chouzai Company, Ltd.	2,480	88,715
Nihon Dempa Kogyo Company, Ltd. (A)	4,700	15,330
Nihon Dengi Company, Ltd.	1,100	26,372
Nihon Denkei Company, Ltd.	1,400	19,084
Nihon Eslead Corp.	2,700	39,584
Nihon Flush Company, Ltd. (B)	3,400	61,304
Nihon House Holdings Company, Ltd. (B)	17,300	73,102
Nihon Kagaku Sangyo Company, Ltd.	3,200	37,422
Nihon Nohyaku Company, Ltd.	15,800	68,911
Nihon Parkerizing Company, Ltd.	22,400	296,733
Nihon Plast Company, Ltd. (B)	5,400	40,440
Nihon Tokushu Toryo Company, Ltd.	4,800	58,325
Nihon Yamamura Glass Company, Ltd.	2,800	37,669
Niitaka Company, Ltd.	800	10,736
Nikkato Corp.	2,200	19,408
Nikkiso Company, Ltd.	17,600	201,870
Nikko Company, Ltd.	1,600	33,488
Nikkon Holdings Company, Ltd.	15,500	392,235
Nippi, Inc.	400	11,452
Nippo Corp.	1,300	25,361
Nippon Air Conditioning Services Company, Ltd. (B)	10,200	63,032
Nippon Beet Sugar Manufacturing Company, Ltd.	3,800	64,780
Nippon Carbide Industries Company, Inc.	2,500	34,946
Nippon Carbon Company, Ltd. (B)	3,600	180,715
Nippon Chemical Industrial Company, Ltd.	2,500	51,775
Nippon Chemi-Con Corp.	4,727	83,682
Nippon Chemiphar Company, Ltd.	1,100	30,158
Nippon Coke & Engineering Company, Ltd.	46,000	41,774
Nippon Commercial Development Company, Ltd.	2,600	35,451
Nippon Computer Dynamics Company, Ltd.	3,200	30,266
Nippon Concept Corp.	800	7,112
Nippon Concrete Industries Company, Ltd.	18,600	47,690
Nippon Denko Company, Ltd. (B)	33,100	69,408
Nippon Densetsu Kogyo Company, Ltd.	8,400	173,253
Nippon Felt Company, Ltd.	2,700	11,174
Nippon Filcon Company, Ltd.	3,100	15,271
Nippon Fine Chemical Company, Ltd.	4,400	48,142
Nippon Flour Mills Company, Ltd.	16,000	272,073
Nippon Gas Company, Ltd.	8,200	286,427
Nippon Hume Corp.	6,700	49,447
Nippon Kanzai Company, Ltd.	4,100	71,364
Nippon Kinzoku Company, Ltd.	1,300	15,636
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	57

	Shares	Value
Japan (continued)
Nippon Kodoshi Corp.	2,000	$30,044
Nippon Koei Company, Ltd.	4,000	87,901
Nippon Koshuha Steel Company, Ltd.	2,400	11,545
Nippon Light Metal Holdings Company, Ltd.	151,800	335,874
Nippon Paper Industries Company, Ltd.	3,100	61,853
Nippon Parking Development Company, Ltd.	69,400	98,692
Nippon Pillar Packing Company, Ltd.	6,300	78,616
Nippon Piston Ring Company, Ltd.	3,400	51,882
Nippon Rietec Company, Ltd.	3,000	40,151
Nippon Seiki Company, Ltd. (B)	12,000	221,358
Nippon Seisen Company, Ltd.	1,100	33,863
Nippon Sharyo, Ltd. (A)(B)	2,000	50,069
Nippon Sheet Glass Company, Ltd.	30,600	254,369
Nippon Signal Company, Ltd.	16,500	149,109
Nippon Soda Company, Ltd.	7,600	197,725
Nippon Steel & Sumikin Bussan Corp.	3,868	167,537
Nippon Suisan Kaisha, Ltd.	51,165	335,276
Nippon Systemware Company, Ltd.	3,000	52,740
Nippon Thompson Company, Ltd.	19,800	93,824
Nippon View Hotel Company, Ltd.	1,200	12,232
Nippon Yakin Kogyo Company, Ltd.	48,800	110,561
Nireco Corp.	1,900	15,706
Nishikawa Rubber Company, Ltd.	3,300	59,247
Nishimatsu Construction Company, Ltd.	13,600	317,191
Nishimatsuya Chain Company, Ltd.	16,100	135,021
Nishi-Nippon Financial Holdings, Inc.	24,500	218,205
Nishi-Nippon Railroad Company, Ltd.	11,000	262,788
Nishio Rent All Company, Ltd.	5,400	166,540
Nissan Shatai Company, Ltd.	15,100	134,941
Nissan Tokyo Sales Holdings Company, Ltd.	8,300	25,159
Nissei ASB Machine Company, Ltd. (B)	2,900	104,890
Nissei Corp.	1,100	11,582
Nissei Plastic Industrial Company, Ltd.	4,800	39,360
Nissha Company, Ltd.	8,500	97,292
Nisshin Fudosan Company, Ltd.	12,000	49,697
Nisshinbo Holdings, Inc.	41,057	350,957
Nissin Corp.	4,500	77,862
Nissin Electric Company, Ltd.	12,400	112,145
Nissin Kogyo Company, Ltd.	10,800	152,600
Nissin Sugar Company, Ltd.	3,700	69,755
Nissui Pharmaceutical Company, Ltd.	3,800	41,023
Nitta Corp.	5,000	175,695
Nitta Gelatin, Inc.	3,400	21,917
Nittan Valve Company, Ltd.	4,000	12,634
Nittetsu Mining Company, Ltd.	1,600	66,120
Nitto Boseki Company, Ltd.	8,045	142,097
58	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Nitto FC Company, Ltd.	5,400	$37,207
Nitto Fuji Flour Milling Company, Ltd.	400	23,624
Nitto Kogyo Corp.	8,100	165,307
Nitto Kohki Company, Ltd.	3,400	68,162
Nitto Seiko Company, Ltd.	12,700	61,575
Nittoc Construction Company, Ltd.	7,600	43,182
Nittoku Engineering Company, Ltd.	3,700	90,726
NJS Company, Ltd.	1,900	25,277
nms Holdings Company	2,400	10,984
Noda Corp.	2,500	15,827
Noevir Holdings Company, Ltd.	3,600	173,624
Nohmi Bosai, Ltd.	6,300	108,401
Nojima Corp.	7,800	142,494
Nomura Company, Ltd.	10,000	288,864
Noritake Company, Ltd.	3,100	152,173
Noritsu Koki Company, Ltd. (B)	6,000	117,072
Noritz Corp.	9,200	135,876
North Pacific Bank, Ltd.	85,100	235,519
Nozawa Corp.	2,600	17,680
NS Tool Company, Ltd.	2,000	44,565
NS United Kaiun Kaisha, Ltd.	3,800	87,758
NSD Company, Ltd.	6,106	138,354
NTN Corp.	96,500	303,849
NuFlare Technology, Inc.	1,500	86,162
OAK Capital Corp.	16,400	22,012
Oat Agrio Company, Ltd.	400	6,308
Obara Group, Inc.	3,100	103,803
Odawara Engineering Company, Ltd. (B)	700	11,128
Odelic Company, Ltd.	1,000	35,346
Oenon Holdings, Inc.	17,000	56,084
Ohara, Inc.	2,700	42,329
Ohashi Technica, Inc.	3,800	50,393
Ohba Company, Ltd.	600	3,351
Ohmoto Gumi Company, Ltd.	400	18,031
Ohsho Food Service Corp.	3,100	208,032
Oiles Corp.	7,372	129,249
Okabe Company, Ltd.	10,700	94,062
Okada Aiyon Corp.	2,200	28,889
Okamoto Industries, Inc.	2,800	146,581
Okamoto Machine Tool Works, Ltd.	1,300	30,872
Okamura Corp.	17,200	203,413
Okasan Securities Group, Inc.	43,000	188,098
Okaya Electric Industries Company, Ltd.	2,700	9,237
Oki Electric Industry Company, Ltd.	21,000	247,625
Okinawa Cellular Telephone Company	3,200	108,366
OKK Corp.	2,500	18,638
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	59

	Shares	Value
Japan (continued)
OKUMA Corp.	5,676	$314,399
Okumura Corp.	7,800	245,119
Okura Industrial Company, Ltd.	2,600	43,442
Okuwa Company, Ltd.	7,000	71,595
Olympic Group Corp.	3,100	19,569
ONO Sokki Company, Ltd.	2,000	10,913
Onoken Company, Ltd.	5,700	82,756
Onward Holdings Company, Ltd. (B)	32,000	180,247
Ootoya Holdings Company, Ltd.	2,000	41,069
Open Door, Inc. (A)	2,500	67,871
Optex Group Company, Ltd.	8,600	149,312
Organo Corp.	2,000	56,829
Origin Electric Company, Ltd.	2,200	42,846
Oro Company, Ltd.	700	30,895
Osaka Organic Chemical Industry, Ltd.	4,800	51,748
Osaka Soda Company, Ltd.	4,100	102,285
Osaka Steel Company, Ltd.	4,000	67,195
OSAKA Titanium Technologies Company, Ltd.	5,600	80,441
Osaki Electric Company, Ltd.	13,000	82,799
OSG Corp.	12,200	241,389
OSJB Holdings Corp.	38,200	100,552
Otsuka Kagu, Ltd. (A)(B)	4,600	16,060
OUG Holdings, Inc.	1,200	28,236
Outsourcing, Inc.	26,100	330,424
Oyo Corp.	7,600	81,166
Ozu Corp.	2,000	34,674
Pacific Industrial Company, Ltd.	11,900	181,607
Pacific Metals Company, Ltd.	4,800	122,451
PAL GROUP Holdings Company, Ltd.	3,200	90,794
Paltek Corp.	1,800	11,175
PAPYLESS Company, Ltd.	600	13,602
Paraca, Inc.	1,600	27,294
Paramount Bed Holdings Company, Ltd.	4,700	216,484
Parco Company, Ltd.	5,600	53,438
Paris Miki Holdings, Inc.	9,700	34,822
Parker Corp.	4,000	19,405
Pasona Group, Inc.	4,700	67,750
PC Depot Corp.	10,500	42,452
PCI Holdings, Inc.	800	16,474
Pegasus Sewing Machine Manufacturing Company, Ltd.	5,500	33,160
Penta-Ocean Construction Company, Ltd.	55,800	282,066
People Company, Ltd.	1,200	13,485
Pepper Food Service Company, Ltd. (B)	2,900	69,640
Phil Company, Inc. (A)	700	29,777
PIA Corp.	1,500	53,854
Pickles Corp.	1,400	23,970
60	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Piolax, Inc.	7,800	$162,606
Pioneer Corp. (A)	108,000	63,089
Plant Company, Ltd.	900	8,530
Plenus Company, Ltd. (B)	5,900	96,229
Poletowin Pitcrew Holdings, Inc.	6,400	51,902
Press Kogyo Company, Ltd.	31,100	171,373
Pressance Corp.	9,200	116,520
Prestige International, Inc.	13,000	151,850
Prima Meat Packers, Ltd.	7,800	141,269
Pronexus, Inc. (B)	4,800	52,709
Properst Company, Ltd.	9,300	11,460
Pro-Ship, Inc.	1,000	11,397
Prospect Company, Ltd. (B)	148,000	26,665
Proto Corp.	3,400	49,699
PS Mitsubishi Construction Company, Ltd.	12,700	72,513
Punch Industry Company, Ltd.	4,200	22,124
Qol Holdings Company, Ltd.	6,200	82,148
Quick Company, Ltd.	3,900	57,826
Raccoon Holdings, Inc.	4,700	29,821
Raito Kogyo Company, Ltd.	11,600	159,996
Rakus Company, Ltd.	1,200	23,638
Rasa Corp.	2,900	22,846
Rasa Industries, Ltd. (B)	2,100	40,222
Raysum Company, Ltd.	6,600	68,117
RECOMM Company, Ltd.	19,800	30,035
Relia, Inc.	12,700	111,038
Remixpoint, Inc.	5,900	17,499
Renaissance, Inc.	3,800	69,754
Renesas Easton Company, Ltd.	4,400	17,938
RENOVA, Inc. (A)(B)	5,000	46,785
Renown, Inc. (A)	15,500	13,924
Resol Holdings Company, Ltd.	800	31,435
Resorttrust, Inc.	21,500	298,534
Retail Partners Company, Ltd.	5,300	49,418
Rheon Automatic Machinery Company, Ltd.	6,200	88,542
Rhythm Watch Company, Ltd.	2,000	30,358
Riberesute Corp.	2,000	15,220
Ricoh Leasing Company, Ltd.	4,000	123,119
Ride On Express Holdings Company, Ltd.	1,600	18,331
Right On Company, Ltd.	4,700	33,178
Riken Corp.	2,700	127,807
Riken Keiki Company, Ltd.	5,400	106,845
Riken Technos Corp.	11,000	45,446
Riken Vitamin Company, Ltd.	2,400	78,324
Ringer Hut Company, Ltd. (B)	7,100	148,773
Rion Company, Ltd.	3,500	60,061
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	61

	Shares	Value
Japan (continued)
Riso Kagaku Corp.	6,900	$115,118
Riso Kyoiku Company, Ltd.	31,800	146,333
Rock Field Company, Ltd.	5,500	79,053
Rokko Butter Company, Ltd. (B)	3,600	63,439
Roland DG Corp.	4,600	96,468
Rorze Corp.	2,400	35,100
Round One Corp.	19,100	248,737
Royal Holdings Company, Ltd.	6,600	166,702
Rozetta Corp. (A)	1,200	23,484
RS Technologies Company, Ltd. (B)	1,100	31,720
RVH, Inc. (A)	2,900	5,269
Ryobi, Ltd.	8,400	206,465
Ryoden Corp.	4,800	63,708
Ryosan Company, Ltd.	7,729	216,745
Ryoyo Electro Corp.	6,600	92,486
S Foods, Inc.	4,100	159,119
S Line Company, Ltd.	2,000	20,767
S&B Foods, Inc.	1,000	37,337
Sac's Bar Holdings, Inc.	6,000	59,685
Sagami Rubber Industries Company, Ltd.	2,000	32,507
Saibu Gas Company, Ltd.	8,400	192,858
Saison Information Systems Company, Ltd.	1,000	13,749
Saizeriya Company, Ltd.	8,500	156,684
Sakai Chemical Industry Company, Ltd.	5,800	126,609
Sakai Heavy Industries, Ltd.	1,100	23,459
Sakai Moving Service Company, Ltd.	2,500	156,667
Sakai Ovex Company, Ltd.	2,000	33,666
Sakata INX Corp.	11,100	117,784
Sakura Internet, Inc.	4,500	22,462
Sala Corp.	15,500	83,183
Samco, Inc.	1,600	14,296
SAMTY Company, Ltd.	5,200	70,708
San Holdings, Inc.	1,200	27,455
San ju San Financial Group, Inc.	6,320	91,107
San-A Company, Ltd. (B)	4,200	167,824
San-Ai Oil Company, Ltd.	15,400	133,899
Sanden Holdings Corp. (A)	8,800	64,108
Sanei Architecture Planning Company, Ltd.	2,700	39,434
Sangetsu Corp.	13,200	246,195
Sanix, Inc. (A)	12,300	23,832
Sanken Electric Company, Ltd.	7,287	142,659
Sanki Engineering Company, Ltd.	14,000	152,471
Sanko Gosei, Ltd.	3,100	9,798
Sanko Metal Industrial Company, Ltd.	600	15,865
Sankyo Frontier Company, Ltd.	1,300	45,348
Sankyo Seiko Company, Ltd.	10,400	42,786
62	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Sankyo Tateyama, Inc.	8,300	$109,274
Sanoh Industrial Company, Ltd.	8,900	44,493
Sanoyas Holdings Corp.	9,400	14,705
Sansei Landic Company, Ltd.	1,100	7,410
Sansei Technologies, Inc.	3,900	59,366
Sansha Electric Manufacturing Company, Ltd.	4,100	36,703
Sanshin Electronics Company, Ltd.	6,200	101,763
Sanyo Chemical Industries, Ltd.	3,200	156,405
Sanyo Denki Company, Ltd.	2,900	105,292
Sanyo Electric Railway Company, Ltd.	6,000	121,040
Sanyo Engineering & Construction, Inc.	1,900	11,965
Sanyo Housing Nagoya Company, Ltd.	3,900	31,849
Sanyo Shokai, Ltd. (B)	3,300	53,123
Sanyo Special Steel Company, Ltd.	6,229	141,731
Sanyo Trading Company, Ltd.	3,100	58,918
Sapporo Holdings, Ltd.	13,700	299,579
Sata Construction Company, Ltd.	1,800	6,018
Sato Holdings Corp.	6,400	155,242
Sato Shoji Corp.	3,400	28,402
Satori Electric Company, Ltd.	4,700	40,933
Sawada Holdings Company, Ltd.	7,000	72,726
Saxa Holdings, Inc.	1,800	29,789
SBS Holdings, Inc. (B)	6,000	98,529
Scala, Inc.	5,700	41,277
Scroll Corp. (B)	9,200	32,390
SEC Carbon, Ltd.	500	47,962
Seed Company, Ltd.	3,300	39,005
Seika Corp.	3,000	41,363
Seikagaku Corp.	10,100	123,007
Seikitokyu Kogyo Company, Ltd.	9,200	52,897
Seiko Holdings Corp.	7,200	176,109
Seiko PMC Corp.	5,600	44,038
Seikoh Giken Company, Ltd.	1,200	23,924
Seiren Company, Ltd.	11,900	199,166
Sekisui Jushi Corp.	7,800	146,962
Sekisui Plastics Company, Ltd.	8,100	71,059
Senko Group Holdings Company, Ltd.	26,400	219,834
Senshu Electric Company, Ltd.	2,300	56,999
Senshu Ikeda Holdings, Inc.	67,300	179,237
Senshukai Company, Ltd. (A)	7,500	16,266
SFP Holdings Company, Ltd.	2,300	39,531
Sharingtechnology, Inc. (A)(B)	1,500	17,667
Shibaura Electronics Company, Ltd.	2,200	76,900
Shibaura Mechatronics Corp.	1,600	55,071
Shibuya Corp.	3,800	116,962
Shidax Corp.	6,600	20,454
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	63

	Shares	Value
Japan (continued)
SHIFT, Inc. (A)(B)	1,300	$53,354
Shikibo, Ltd.	2,100	19,796
Shikoku Chemicals Corp.	10,000	116,621
Shima Seiki Manufacturing, Ltd.	6,800	223,179
Shimachu Company, Ltd.	12,800	343,775
Shimojima Company, Ltd.	3,900	39,816
Shin Nippon Air Technologies Company, Ltd.	3,600	61,952
Shin Nippon Biomedical Laboratories, Ltd. (A)	7,100	52,997
Shinagawa Refractories Company, Ltd.	2,100	64,034
Shindengen Electric Manufacturing Company, Ltd.	2,100	79,999
Shin-Etsu Polymer Company, Ltd.	11,800	90,902
Shinkawa, Ltd. (A)	6,100	26,879
Shin-Keisei Electric Railway Company, Ltd.	2,200	41,064
Shinko Electric Industries Company, Ltd.	19,400	140,811
Shinko Plantech Company, Ltd.	12,100	133,576
Shinko Shoji Company, Ltd. (B)	6,700	113,081
Shinmaywa Industries, Ltd.	22,000	274,763
Shinnihon Corp.	6,400	60,479
Shinoken Group Company, Ltd. (B)	6,400	43,396
Shinsho Corp.	1,500	34,176
Shinwa Company, Ltd. (B)	2,600	50,163
Ship Healthcare Holdings, Inc.	7,500	284,255
Shizuki Electric Company, Inc.	5,000	28,595
Shizuoka Gas Company, Ltd.	17,400	139,975
Shobunsha Publications, Inc.	4,100	17,633
Shoei Company, Ltd.	3,100	113,914
Shoei Foods Corp. (B)	2,900	83,968
Shofu, Inc.	3,500	41,756
Shoko Company, Ltd. (A)	1,700	9,494
Showa Aircraft Industry Company, Ltd.	2,000	23,297
Showa Corp.	14,000	195,370
Showa Sangyo Company, Ltd.	5,800	159,101
Showa Shinku Company, Ltd.	900	10,329
Sigma Koki Company, Ltd.	1,800	24,590
SIGMAXYZ, Inc. (B)	5,800	49,192
Siix Corp. (B)	9,300	139,245
Sinanen Holdings Company, Ltd.	2,400	48,899
Sinfonia Technology Company, Ltd.	6,400	77,235
Sinko Industries, Ltd.	6,400	90,548
Sintokogio, Ltd.	13,300	120,757
SK Kaken Company, Ltd.	200	85,224
SK-Electronics Company, Ltd.	3,200	45,637
SKY Perfect JSAT Holdings, Inc.	39,500	176,955
SMK Corp.	1,800	44,136
SMS Company, Ltd.	16,200	286,848
Snow Peak, Inc.	1,900	24,211
64	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
SNT Corp.	11,900	$35,614
Soda Nikka Company, Ltd.	3,800	19,364
Sodick Company, Ltd.	13,200	100,580
Soft99 Corp.	1,300	11,508
Softbank Technology Corp. (B)	3,400	64,256
Softbrain Company, Ltd.	6,100	26,315
Softcreate Holdings Corp.	2,100	28,313
Software Service, Inc. (B)	900	83,852
Sogo Medical Holdings Company, Ltd.	4,900	81,341
Soken Chemical & Engineering Company, Ltd.	2,800	43,425
Solasto Corp.	12,000	125,380
SoldOut, Inc. (B)	500	16,160
Soliton Systems KK	1,800	16,655
So-net Media Networks Corp. (A)	900	9,339
Soshin Electric Company, Ltd.	2,400	8,588
Sotoh Company, Ltd.	2,400	21,040
Sourcenext Corp. (B)	19,200	87,639
Space Company, Ltd.	2,970	36,155
Space Value Holdings Company, Ltd.	7,900	64,122
Sparx Group Company, Ltd. (B)	28,400	53,726
SPK Corp.	900	18,760
S-Pool, Inc. (B)	3,500	58,788
SRA Holdings	2,300	54,347
Srg Takamiya Company, Ltd.	6,000	36,378
SRS Holdings Company, Ltd.	5,900	54,885
St. Marc Holdings Company, Ltd.	4,600	107,788
Star Mica Company, Ltd. (B)	2,800	35,646
Star Micronics Company, Ltd.	8,100	123,634
Starts Corp., Inc.	7,800	170,188
Starzen Company, Ltd.	2,000	70,688
St-Care Holding Corp.	3,300	17,121
Stella Chemifa Corp. (B)	3,500	104,641
Step Company, Ltd.	2,000	25,356
Strike Company, Ltd.	1,500	30,422
Studio Alice Company, Ltd.	3,300	67,806
Subaru Enterprise Company, Ltd.	700	37,976
Sugimoto & Company, Ltd.	3,200	51,655
Sumida Corp.	9,100	114,701
Suminoe Textile Company, Ltd.	1,699	41,120
Sumiseki Holdings, Inc.	21,100	18,987
Sumitomo Bakelite Company, Ltd.	3,800	143,811
Sumitomo Densetsu Company, Ltd.	4,800	83,388
Sumitomo Mitsui Construction Company, Ltd.	41,560	274,062
Sumitomo Osaka Cement Company, Ltd.	9,500	390,258
Sumitomo Precision Products Company, Ltd.	900	22,826
Sumitomo Riko Company, Ltd.	10,700	97,915
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	65

	Shares	Value
Japan (continued)
Sumitomo Seika Chemicals Company, Ltd.	2,700	$104,113
Sun Frontier Fudousan Company, Ltd.	8,800	100,639
Suncall Corp.	5,000	32,295
Sun-Wa Technos Corp.	2,900	25,311
Sushiro Global Holdings, Ltd.	4,300	270,985
Suzuden Corp.	3,000	47,304
Suzuki Company, Ltd.	3,500	20,845
SWCC Showa Holdings Company, Ltd.	6,500	42,123
Synchro Food Company, Ltd. (A)	1,500	8,738
System Information Company, Ltd.	1,100	14,754
System Research Company, Ltd.	400	10,740
Systemsoft Corp.	10,000	9,170
Systena Corp.	18,000	194,109
Syuppin Company, Ltd.	5,600	40,412
T Hasegawa Company, Ltd.	7,700	118,976
T RAD Company, Ltd.	1,900	39,471
T&K Toka Company, Ltd.	7,300	68,276
Tachibana Eletech Company, Ltd.	5,000	77,766
Tachikawa Corp.	3,700	39,478
Tachi-S Company, Ltd.	9,400	139,689
Tadano, Ltd.	24,900	260,404
Taihei Dengyo Kaisha, Ltd.	5,500	122,999
Taiheiyo Kouhatsu, Inc.	1,200	8,192
Taiho Kogyo Company, Ltd.	5,600	50,313
Taikisha, Ltd.	6,200	186,236
Taiko Pharmaceutical Company, Ltd.	2,100	34,271
Taisei Lamick Company, Ltd.	2,500	63,893
Taiyo Holdings Company, Ltd.	4,100	139,289
Takachiho Koheki Company, Ltd.	1,300	11,674
Takagi Seiko Corp. (B)	400	14,324
Takamatsu Construction Group Company, Ltd.	3,500	86,587
Takamatsu Machinery Company, Ltd.	1,100	8,427
Takano Company, Ltd.	2,000	15,686
Takaoka Toko Company, Ltd.	2,770	34,974
Takara Leben Company, Ltd.	30,100	97,631
Takara Printing Company, Ltd.	1,800	26,598
Takara Standard Company, Ltd.	10,200	158,231
Takasago International Corp.	4,000	130,026
Takasago Thermal Engineering Company, Ltd.	12,300	201,179
Takashima & Company, Ltd.	1,400	22,902
Take And Give Needs Company, Ltd. (B)	3,980	57,353
TAKEBISHI Corp.	1,600	21,447
Takeei Corp.	5,700	42,079
Takemoto Yohki Company, Ltd.	1,800	24,743
Takeuchi Manufacturing Company, Ltd.	9,400	165,588
Takihyo Company, Ltd.	1,600	26,234
66	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Takisawa Machine Tool Company, Ltd.	2,600	$39,067
Takuma Company, Ltd.	14,600	193,586
Tama Home Company, Ltd.	4,700	46,148
Tamron Company, Ltd.	5,100	98,960
Tamura Corp.	23,200	124,569
TANABE ENGINEERING Corp.	1,900	14,507
Tanabe Management Consulting Company, Ltd.	900	10,181
Tanseisha Company, Ltd.	10,100	119,445
Tateru, Inc. (B)	5,700	14,027
Tatsuta Electric Wire & Cable Company, Ltd.	11,300	50,958
Tayca Corp.	5,000	96,031
Tazmo Company, Ltd.	2,100	15,911
TBK Company, Ltd.	6,000	23,287
TDC Soft, Inc.	6,600	55,241
Tear Corp.	4,900	29,182
TechMatrix Corp.	4,200	70,796
TECHNO ASSOCIE Company, Ltd.	1,000	10,220
TECHNO HORIZON HOLDINGS Company, Ltd.	2,700	10,291
Techno Medica Company, Ltd.	1,500	28,307
Techno Ryowa, Ltd.	3,800	31,939
Techno Smart Corp.	3,200	27,390
TechnoPro Holdings, Inc.	2,600	141,094
Tecnos Japan, Inc.	3,400	23,143
Teikoku Electric Manufacturing Company, Ltd.	9,200	101,445
Teikoku Sen-I Company, Ltd.	5,000	116,242
Teikoku Tsushin Kogyo Company, Ltd.	2,800	29,865
Tekken Corp.	3,300	81,181
Tenma Corp.	5,300	97,126
Tenox Corp.	2,100	16,018
Tenpos Holdings Company, Ltd.	900	18,262
Teraoka Seisakusho Company, Ltd.	2,900	13,937
Terilogy Company, Ltd. (A)(B)	2,100	20,457
TESEC Corp.	1,400	16,487
T-Gaia Corp.	5,900	107,373
The 77 Bank, Ltd.	18,800	302,290
The Aichi Bank, Ltd.	2,700	81,351
The Akita Bank, Ltd.	5,400	109,115
The Aomori Bank, Ltd.	6,000	158,272
The Awa Bank, Ltd.	10,000	260,320
The Bank of Iwate, Ltd.	4,900	141,837
The Bank of Kochi, Ltd.	2,600	16,874
The Bank of Nagoya, Ltd.	4,800	151,615
The Bank of Okinawa, Ltd.	6,305	195,022
The Bank of Saga, Ltd.	4,900	79,921
The Bank of Toyama, Ltd.	500	14,043
The Chiba Kogyo Bank, Ltd.	17,600	52,454
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	67

	Shares	Value
Japan (continued)
The Chugoku Bank, Ltd.	14,200	$133,279
The Chukyo Bank, Ltd.	3,500	69,497
The Daito Bank, Ltd.	2,800	15,953
The Ehime Bank, Ltd.	11,150	112,846
The Eighteenth Bank, Ltd.	7,000	168,172
The First Bank of Toyama, Ltd.	7,400	25,454
The Fukui Bank, Ltd. (B)	6,818	97,485
The Fukushima Bank, Ltd. (A)	7,400	26,002
The Furukawa Battery Company, Ltd.	3,900	26,155
The Hiroshima Bank, Ltd.	24,200	135,216
The Hokkoku Bank, Ltd.	6,400	201,065
The Hyakugo Bank, Ltd.	67,600	232,298
The Hyakujushi Bank, Ltd.	6,300	138,397
The Iyo Bank, Ltd.	16,700	92,348
The Japan Steel Works, Ltd.	18,100	328,186
The Japan Wool Textile Company, Ltd.	14,900	122,906
The Juroku Bank, Ltd.	8,100	169,954
The Keiyo Bank, Ltd.	32,000	199,565
The Kinki Sharyo Company, Ltd. (A)	1,200	22,825
The Kita-Nippon Bank, Ltd.	2,600	48,918
The Kiyo Bank, Ltd.	16,139	225,588
The Kosei Securities Company, Ltd.	1,900	12,589
The Michinoku Bank, Ltd.	5,500	79,338
The Miyazaki Bank, Ltd.	4,700	115,736
The Monogatari Corp.	1,400	123,476
The Musashino Bank, Ltd.	7,800	163,442
The Nagano Bank, Ltd.	3,900	54,544
The Nanto Bank, Ltd.	9,200	177,066
The Nippon Road Company, Ltd.	2,200	131,766
The Nisshin Oillio Group, Ltd.	8,700	270,385
The Ogaki Kyoritsu Bank, Ltd.	9,700	196,444
The Oita Bank, Ltd.	4,000	123,881
The Okinawa Electric Power Company, Inc.	12,100	223,310
The Pack Corp.	3,500	101,827
The San-In Godo Bank, Ltd.	41,500	300,713
The Shibusawa Warehouse Company, Ltd.	2,800	42,740
The Shiga Bank, Ltd.	12,000	281,953
The Shikoku Bank, Ltd.	11,800	110,318
The Shimane Bank, Ltd.	200	1,266
The Shimizu Bank, Ltd.	2,100	35,062
The Sumitomo Warehouse Company, Ltd.	15,976	207,580
The Taiko Bank, Ltd.	2,200	34,033
The Tochigi Bank, Ltd.	33,600	70,816
The Toho Bank, Ltd.	60,000	166,307
The Tohoku Bank, Ltd.	2,600	25,946
The Torigoe Company, Ltd.	4,000	28,792
68	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
The Tottori Bank, Ltd.	2,500	$31,838
The Towa Bank, Ltd.	11,200	71,510
The Yamagata Bank, Ltd.	9,000	161,467
The Yamanashi Chuo Bank, Ltd.	9,651	122,838
The Zenitaka Corp.	600	28,981
Tigers Polymer Corp.	3,800	20,912
TKC Corp.	4,800	171,475
Toa Corp. (Hyogo)	6,400	59,523
Toa Corp. (Tokyo)	5,800	82,524
Toa Oil Company, Ltd.	2,200	29,995
TOA ROAD Corp.	1,100	30,637
Toabo Corp.	3,800	15,416
Toagosei Company, Ltd.	28,500	312,231
Toba, Inc.	800	19,707
Tobishima Corp.	6,120	83,150
TOC Company, Ltd.	13,800	100,052
Tocalo Company, Ltd.	18,900	155,743
Toda Kogyo Corp.	1,300	26,266
Toei Animation Company, Ltd.	3,300	131,213
Toei Company, Ltd.	1,700	217,428
Toell Company, Ltd.	2,300	14,692
Toenec Corp.	2,200	65,559
Togami Electric Manufacturing Company, Ltd.	600	8,787
Toho Acetylene Company, Ltd.	900	11,519
Toho Company, Ltd.	2,100	38,832
Toho Holdings Company, Ltd.	9,200	232,770
Toho Titanium Company, Ltd. (B)	9,900	83,090
Toho Zinc Company, Ltd.	3,800	110,969
Tohoku Steel Company, Ltd.	500	6,372
Tohokushinsha Film Corp.	3,700	20,001
Tohto Suisan Company, Ltd.	1,200	27,077
Tokai Corp.	5,000	134,973
TOKAI Holdings Corp.	20,600	171,597
Tokai Lease Company, Ltd.	300	4,807
Tokai Rika Company, Ltd.	12,900	236,864
Tokai Tokyo Financial Holdings, Inc.	54,700	236,943
Token Corp.	1,750	107,619
Tokushu Tokai Paper Company, Ltd.	2,600	93,777
Tokuyama Corp.	13,200	331,666
Tokyo Base Company, Ltd. (A)	3,800	31,027
Tokyo Dome Corp.	25,800	241,591
Tokyo Electron Device, Ltd.	3,000	49,420
Tokyo Energy & Systems, Inc.	7,200	61,348
Tokyo Individualized Educational Institute, Inc.	3,300	32,505
Tokyo Keiki, Inc.	4,200	43,330
Tokyo Kiraboshi Financial Group, Inc.	9,858	144,333
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	69

	Shares	Value
Japan (continued)
Tokyo Ohka Kogyo Company, Ltd.	8,700	$252,959
Tokyo Rakutenchi Company, Ltd.	1,200	50,619
Tokyo Rope Manufacturing Company, Ltd.	3,400	30,148
Tokyo Sangyo Company, Ltd.	6,600	32,559
Tokyo Seimitsu Company, Ltd.	9,700	250,611
Tokyo Steel Manufacturing Company, Ltd.	28,000	232,341
Tokyo Tekko Company, Ltd.	2,000	21,754
Tokyo Theatres Company, Inc.	1,500	17,301
Tokyotokeiba Company, Ltd.	4,500	146,952
Tokyu Construction Company, Ltd.	19,900	170,447
Tokyu Recreation Company, Ltd.	800	35,354
Toli Corp.	14,000	35,318
Tomato Bank, Ltd.	2,100	20,222
Tomen Devices Corp.	400	8,904
Tomoe Corp.	7,600	26,341
Tomoe Engineering Company, Ltd.	2,200	48,020
Tomoegawa Company, Ltd.	400	3,726
Tomoku Company, Ltd.	3,400	50,605
TOMONY Holdings, Inc.	43,800	163,395
Tomy Company, Ltd.	20,600	210,695
Tonami Holdings Company, Ltd.	1,900	108,926
Topcon Corp.	24,100	327,097
Toppan Forms Company, Ltd.	13,200	114,492
Topre Corp.	8,100	176,255
Topy Industries, Ltd.	5,700	120,048
Torex Semiconductor, Ltd.	900	9,231
Toridoll Holdings Corp.	5,200	105,468
Torii Pharmaceutical Company, Ltd.	4,300	89,887
Torikizoku Company, Ltd.	1,400	22,250
Torishima Pump Manufacturing Company, Ltd.	4,800	40,441
Tosei Corp.	10,800	98,928
Toshiba Machine Company, Ltd.	6,600	134,599
Toshiba Plant Systems & Services Corp.	7,600	137,746
Toshiba TEC Corp.	5,000	140,701
Tosho Company, Ltd.	3,400	101,606
Tosho Printing Company, Ltd.	5,700	50,738
Totech Corp.	1,400	27,856
Totetsu Kogyo Company, Ltd.	6,100	166,431
Totoku Electric Company, Ltd.	500	10,011
Toukei Computer Company, Ltd.	700	19,509
Tow Company, Ltd.	6,100	44,049
Towa Corp.	6,000	35,504
Towa Pharmaceutical Company, Ltd.	2,400	189,784
Toyo Construction Company, Ltd.	21,500	88,321
Toyo Corp.	6,100	51,006
Toyo Denki Seizo KK	1,600	18,529
70	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Toyo Engineering Corp. (A)(B)	8,400	$54,579
Toyo Gosei Company, Ltd.	1,400	18,496
Toyo Ink SC Holdings Company, Ltd.	9,800	230,196
Toyo Kanetsu KK	2,600	54,574
Toyo Logistics Company, Ltd.	6,100	17,507
Toyo Machinery & Metal Company, Ltd.	6,200	33,912
Toyo Securities Company, Ltd.	22,000	31,839
Toyo Tanso Company, Ltd.	3,300	66,329
Toyo Tire Corp.	22,400	286,289
Toyo Wharf & Warehouse Company, Ltd.	1,900	25,439
Toyobo Company, Ltd.	22,706	322,599
TPR Company, Ltd.	5,500	121,111
Trancom Company, Ltd.	2,200	133,048
Transaction Company, Ltd.	2,400	16,045
Tri Chemical Laboratories, Inc. (B)	1,700	74,710
Trinity Industrial Corp.	2,000	10,941
Trusco Nakayama Corp.	9,400	259,476
Trust Tech, Inc.	2,200	68,814
TS Tech Company, Ltd.	700	20,446
TSI Holdings Company, Ltd.	21,305	132,366
Tsubaki Nakashima Company, Ltd.	7,800	140,477
Tsubakimoto Chain Company	6,400	238,280
Tsubakimoto Kogyo Company, Ltd.	1,000	35,221
Tsudakoma Corp.	700	12,110
Tsugami Corp.	13,000	87,083
Tsukada Global Holdings, Inc.	4,800	26,340
Tsukishima Kikai Company, Ltd.	7,100	87,074
Tsukuba Bank, Ltd.	25,800	46,945
Tsukui Corp.	16,500	112,629
Tsurumi Manufacturing Company, Ltd.	5,500	90,768
Tsutsumi Jewelry Company, Ltd.	2,500	44,772
Tsuzuki Denki Company, Ltd.	2,100	16,910
TV Asahi Holdings Corp.	3,900	71,611
Tv Tokyo Holdings Corp.	4,400	99,213
TYK Corp.	6,400	23,062
UACJ Corp. (B)	8,371	165,446
Uchida Yoko Company, Ltd.	2,600	60,089
Uchiyama Holdings Company, Ltd.	3,300	13,220
Ueki Corp.	600	12,674
UKC Holdings Corp.	4,500	83,595
Ulvac, Inc.	10,900	312,772
UMC Electronics Company, Ltd.	1,000	16,514
Umenohana Company, Ltd.	1,300	30,178
Uniden Holdings Corp.	2,000	40,919
UNIMAT Retirement Community Company, Ltd.	1,300	22,966
Union Tool Company	2,300	62,039
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	71

	Shares	Value
Japan (continued)
Unipres Corp.	10,900	$195,106
United Arrows, Ltd.	5,700	188,798
United Super Markets Holdings, Inc.	13,400	142,994
UNITED, Inc.	3,900	56,217
Unitika, Ltd. (A)	20,100	87,115
Unizo Holdings Company, Ltd.	7,700	148,631
Uoriki Company, Ltd.	2,000	25,891
Urbanet Corp. Company, Ltd.	3,800	11,256
Usen-Next Holdings Company, Ltd. (A)	2,900	24,760
U-Shin, Ltd. (A)	7,900	69,626
Ushio, Inc.	29,200	328,551
UT Group Company, Ltd. (A)	6,400	146,347
Utoc Corp.	4,300	21,106
V Technology Company, Ltd.	1,500	198,227
Valor Holdings Company, Ltd.	8,900	225,928
Valqua, Ltd.	5,400	111,533
Value HR Company, Ltd.	800	15,845
ValueCommerce Company, Ltd. (B)	4,700	87,072
V-Cube, Inc. (A)	2,400	9,863
Vector, Inc. (B)	6,700	84,746
VeriServe Corp.	900	53,995
Vertex Corp.	1,440	14,445
VIA Holdings, Inc. (A)	4,700	28,234
Village Vanguard Company, Ltd.	1,400	12,033
VINX Corp.	1,300	13,459
Vision, Inc. (A)	1,700	69,827
Visionary Holdings Company, Ltd. (A)	32,600	27,204
Vital KSK Holdings, Inc.	11,900	120,196
Vitec Holdings Company, Ltd.	2,600	47,775
VT Holdings Company, Ltd.	26,900	101,081
Wacoal Holdings Corp.	12,000	301,525
Wacom Company, Ltd. (B)	36,200	151,409
Waida Manufacturing Company, Ltd.	1,100	13,102
Wakachiku Construction Company, Ltd.	3,500	47,952
Wakamoto Pharmaceutical Company, Ltd.	4,500	11,164
Wakita & Company, Ltd.	12,400	131,734
Warabeya Nichiyo Holdings Company, Ltd.	4,500	74,597
Waseda Academy Company, Ltd.	600	8,540
Watahan & Company, Ltd.	1,500	31,219
WATAMI Company, Ltd.	7,100	106,385
Watts Company, Ltd.	2,500	16,163
WDB Holdings Company, Ltd.	2,100	56,646
Weathernews, Inc.	1,700	48,766
West Holdings Corp.	5,100	56,644
Will Group, Inc.	3,900	47,698
WIN-Partners Company, Ltd.	4,900	53,762
72	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
WirelessGate, Inc. (A)	2,500	$8,965
Wood One Company, Ltd.	2,200	21,675
World Holdings Company, Ltd.	2,500	46,867
Wowow, Inc.	1,700	46,243
Xebio Holdings Company, Ltd.	8,300	93,936
YAC Holdings Company, Ltd.	2,200	15,771
Yachiyo Industry Company, Ltd.	2,500	16,772
Yagi & Company, Ltd.	800	11,087
Yahagi Construction Company, Ltd.	7,500	52,655
Yaizu Suisankagaku Industry Company, Ltd.	2,900	31,181
Yakuodo Company, Ltd. (B)	2,900	69,626
YAMABIKO Corp.	9,000	87,562
YAMADA Consulting Group Company, Ltd. (B)	3,700	82,168
Yamaichi Electronics Company, Ltd. (B)	6,700	65,610
YA-MAN, Ltd.	6,800	83,465
Yamashina Corp.	24,800	16,528
Yamatane Corp.	2,900	43,311
Yamato Corp.	5,900	25,426
Yamato International, Inc.	5,700	21,789
Yamato Kogyo Company, Ltd.	10,100	279,564
Yamaura Corp.	1,600	14,330
Yamaya Corp.	1,000	21,161
Yamazawa Company, Ltd.	1,000	15,815
Yamazen Corp.	15,100	163,013
Yaoko Company, Ltd.	2,000	106,112
Yashima Denki Company, Ltd.	3,600	26,572
Yasuda Logistics Corp.	5,700	46,227
Yasunaga Corp.	2,700	36,837
Yellow Hat, Ltd.	5,300	141,401
Yodogawa Steel Works, Ltd.	6,165	121,601
Yokogawa Bridge Holdings Corp.	8,900	165,828
Yokohama Reito Company, Ltd.	14,600	120,556
Yokowo Company, Ltd.	3,700	52,525
Yomeishu Seizo Company, Ltd.	1,500	28,580
Yomiuri Land Company, Ltd.	1,100	41,967
Yondenko Corp.	1,600	38,694
Yondoshi Holdings, Inc.	4,559	88,755
Yorozu Corp.	6,100	87,725
Yoshinoya Holdings Company, Ltd.	1,100	17,865
Yossix Company, Ltd.	900	25,568
Yotai Refractories Company, Ltd.	5,000	27,134
Yuasa Funashoku Company, Ltd.	1,100	36,266
Yuasa Trading Company, Ltd.	3,800	114,720
Yuken Kogyo Company, Ltd.	1,200	20,272
Yume No Machi Souzou Iinkai Company, Ltd.	6,400	120,659
Yumeshin Holdings Company, Ltd. (B)	15,300	108,280
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	73

	Shares	Value
Japan (continued)
Yurtec Corp.	11,000	$88,815
Yushin Precision Equipment Company, Ltd.	3,700	34,633
Yushiro Chemical Industry Company, Ltd.	2,800	33,423
Yutaka Giken Company, Ltd.	1,000	16,989
Zaoh Company, Ltd.	1,000	12,067
Zappallas, Inc. (A)	800	2,804
Zenrin Company, Ltd.	8,700	239,599
ZIGExN Company, Ltd. (A)	16,200	93,280
Zojirushi Corp. (B)	9,400	100,485
Zuiko Corp.	1,100	25,580
Zuken, Inc.	4,800	66,918
Jersey, Channel Islands 0.1%		551,736
Centamin PLC	457,218	551,736
Jordan 0.1%		525,091
Hikma Pharmaceuticals PLC	23,721	525,091
Liechtenstein 0.1%		363,101
Liechtensteinische Landesbank AG	3,126	212,249
VP Bank AG	1,088	150,852
Luxembourg 0.4%		2,274,585
APERAM SA	15,931	519,511
Corestate Capital Holding SA	3,989	136,817
d'Amico International Shipping SA (A)	36,923	4,244
Elcoteq SE (A)(C)	353	0
Grand City Properties SA	33,287	782,808
IVS Group SA	5,204	63,809
L'Occitane International SA	85,250	159,891
SES SA	1,314	26,395
Stabilus SA	8,424	487,154
Sword Group (B)	2,509	93,956
Macau 0.0%		126,186
Macau Legend Development, Ltd.	562,000	96,616
Newtree Group Holdings, Ltd. (A)	430,000	29,570
Malaysia 0.0%		229,590
Lynas Corp., Ltd. (A)	182,968	228,540
Nam Cheong, Ltd. (A)	205,700	1,050
Malta 0.1%		421,547
Kindred Group PLC	40,225	421,547
Monaco 0.1%		317,783
Endeavour Mining Corp. (A)	16,365	248,842
Societe des Bains de Mer et du Cercle des Etrangers a Monaco (A)	1,252	68,941
74	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Mongolia 0.0%		$28,315
Mongolian Mining Corp. (A)	1,490,500	28,315
Netherlands 2.6%		17,385,924
Aalberts Industries NV	29,100	1,074,265
Accell Group NV	6,567	143,932
Altice Europe NV (A)	126,114	283,956
Altice Europe NV, Class B (A)	6,407	14,386
AMG Advanced Metallurgical Group NV	9,104	352,007
Amsterdam Commodities NV	5,362	121,551
Arcadis NV (B)	24,362	409,081
Argenx SE (A)	6,529	868,145
ASM International NV	14,104	767,524
ASR Nederland NV	2,257	99,347
Atrium European Real Estate, Ltd. (A)	47,861	184,517
Basic-Fit NV (A)(D)	8,857	286,821
BE Semiconductor Industries NV	24,064	600,996
Beter Bed Holding NV	4,223	23,517
BinckBank NV	26,520	188,807
Boskalis Westminster	25,279	710,613
Brack Capital Properties NV (A)	690	72,338
Brunel International NV	6,432	90,486
Corbion NV	17,022	520,735
Euronext NV (D)	15,786	962,506
Flow Traders (D)	10,726	311,476
ForFarmers NV	16,665	155,889
Fugro NV (A)	27,979	316,613
Funcom NV (A)(B)	18,595	32,353
Gemalto NV (A)	16,863	976,321
GrandVision NV (D)	8,285	183,947
Heijmans NV (A)	8,530	97,917
Hunter Douglas NV	1,944	133,488
IMCD NV	13,923	1,091,797
Intertrust NV (D)	21,048	397,380
KAS Bank NV	4,965	69,732
Kendrion NV	4,208	101,882
Koninklijke BAM Groep NV	87,109	354,238
Koninklijke Vopak NV	12,872	628,771
Lucas Bols NV (D)	1,528	26,930
Nederland Apparatenfabriek	1,373	72,232
Nostrum Oil & Gas PLC (A)	6,246	8,297
OCI NV (A)	16,156	383,104
Ordina NV	30,265	55,042
PostNL NV	140,572	377,934
SBM Offshore NV	56,664	1,067,882
Shop Apotheke Europe NV (A)(D)	2,684	110,753
SIF Holding NV	1,808	19,919
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	75

	Shares	Value
Netherlands (continued)
Signify NV (D)	27,406	$727,315
Sligro Food Group NV	7,562	283,605
Takeaway.com NV (A)(D)	5,702	417,275
TKH Group NV	11,242	550,563
TomTom NV (A)	38,731	319,650
Van Lanschot Kempen NV	4,787	108,200
Wessanen	22,809	229,889
New Zealand 0.7%		4,605,763
Abano Healthcare Group, Ltd.	1,804	7,335
Air New Zealand, Ltd.	77,460	130,166
Arvida Group, Ltd.	53,490	47,704
Chorus, Ltd.	98,246	349,293
Comvita, Ltd.	2,243	6,287
EBOS Group, Ltd.	19,674	285,933
Eroad, Ltd. (A)	5,969	8,545
Freightways, Ltd.	28,913	155,288
Genesis Energy, Ltd.	94,305	179,790
Gentrack Group, Ltd.	9,421	30,150
Hallenstein Glasson Holdings, Ltd.	23,287	65,824
Heartland Group Holdings, Ltd. (B)	92,415	90,608
Infratil, Ltd.	110,455	299,316
Investore Property, Ltd.	35,308	37,733
Kathmandu Holdings, Ltd.	35,271	60,440
Mainfreight, Ltd.	16,582	368,598
Metlifecare, Ltd.	37,102	128,534
Metro Performance Glass, Ltd. (B)	22,396	7,384
NEW Zealand King Salmon Investments, Ltd.	10,031	15,181
NZME, Ltd.	72,696	26,841
NZX, Ltd.	63,699	43,808
Oceania Healthcare, Ltd.	48,406	34,589
Pacific Edge, Ltd. (A)	105,378	21,127
PGG Wrightson, Ltd.	18,780	6,523
Pike River Coal, Ltd. (A)(C)	57,122	0
Port of Tauranga, Ltd.	31,842	115,852
Pushpay Holdings, Ltd. (A)	13,319	30,460
Restaurant Brands New Zealand, Ltd. (B)	20,203	120,969
Sanford, Ltd.	11,710	52,882
Scales Corp., Ltd.	19,935	64,495
Serko, Ltd. (A)	6,476	14,350
Skellerup Holdings, Ltd.	36,142	52,614
SKY Network Television, Ltd.	109,970	109,409
SKYCITY Entertainment Group, Ltd.	170,373	437,454
Steel & Tube Holdings, Ltd.	21,933	18,223
Summerset Group Holdings, Ltd.	49,158	217,690
Synlait Milk, Ltd. (A)	11,226	80,321
76	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
New Zealand (continued)
The New Zealand Refining Company, Ltd.	43,399	$62,013
The Warehouse Group, Ltd.	25,288	36,149
Tourism Holdings, Ltd.	23,000	74,706
TOWER, Ltd. (A)	51,604	24,957
Trade Me Group, Ltd.	82,055	357,264
Trustpower, Ltd.	8,448	37,116
Vista Group International, Ltd.	24,986	76,571
Z Energy, Ltd.	52,171	215,271
Norway 0.8%		5,290,642
ABG Sundal Collier Holding ASA	136,334	67,488
AF Gruppen ASA	3,074	54,994
Akastor ASA (A)	39,742	63,465
Aker Solutions ASA (A)	38,025	181,944
American Shipping Company ASA (A)	18,608	72,800
Archer, Ltd. (A)	30,245	19,658
Atea ASA (A)	17,866	253,162
Austevoll Seafood ASA	14,469	175,227
Avance Gas Holding, Ltd. (A)(D)	16,253	26,594
Axactor SE (A)	33,909	75,103
B2Holding ASA	20,252	31,392
Bonheur ASA (B)	6,016	83,324
Borregaard ASA	24,695	233,977
BW Offshore, Ltd. (A)	31,002	141,151
Data Respons ASA	12,190	38,732
DNO ASA	174,923	372,392
DOF ASA (A)	46,244	26,487
Europris ASA (D)	54,409	182,098
Frontline, Ltd. (A)	27,700	178,880
Grieg Seafood ASA	13,068	170,440
Hexagon Composites ASA	32,197	111,946
Hoegh LNG Holdings, Ltd.	13,067	60,893
IDEX ASA (A)	60,820	28,337
Itera ASA	21,736	19,574
Kongsberg Gruppen ASA	3,643	55,847
Kvaerner ASA (A)	47,283	75,820
Magnora ASA	7,650	6,195
NEL ASA (A)	272,349	168,834
Nordic Nanovector ASA (A)	13,979	71,041
Nordic Semiconductor ASA (A)	29,379	124,889
Norway Royal Salmon ASA	3,672	86,457
Norwegian Air Shuttle ASA (A)	6,255	42,452
Norwegian Finans Holding ASA (A)	24,613	215,012
Norwegian Property ASA	53,033	61,988
Ocean Yield ASA	15,209	109,108
Odfjell Drilling, Ltd. (A)	17,856	53,341
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	77

	Shares	Value
Norway (continued)
Odfjell SE, A Shares	7,780	$26,542
Olav Thon Eiendomsselskap ASA	2,893	48,552
Otello Corp. ASA (A)	38,500	66,810
Panoro Energy ASA (A)	11,702	22,787
Petroleum Geo-Services ASA (A)	88,655	187,281
PhotoCure ASA (A)	3,308	15,504
Prosafe SE (A)	16,864	30,034
Protector Forsikring ASA (A)	20,312	123,877
Q-Free ASA (A)	14,930	13,439
Sbanken ASA (D)	19,839	185,976
Scatec Solar ASA (D)	23,014	223,388
Selvaag Bolig ASA	13,410	69,708
Solon Eiendom ASA	6,054	25,418
Solstad Offshore ASA (A)	76,364	15,033
Spectrum ASA	9,451	55,707
Treasure ASA	15,273	23,922
Veidekke ASA	25,605	269,778
Wallenius Wilhelmsen ASA (A)	4,323	13,881
Wilh Wilhelmsen Holding ASA, Class A	3,793	67,377
XXL ASA (D)	16,845	64,586
Peru 0.0%		234,085
Hochschild Mining PLC	89,134	234,085
Philippines 0.0%		15,487
Del Monte Pacific, Ltd. (A)	136,300	15,487
Portugal 0.5%		3,226,973
Altri SGPS SA	20,330	165,822
Banco Comercial Portugues SA (A)	3,603,145	986,659
CTT-Correios de Portugal SA	49,758	156,870
Mota-Engil SGPS SA (A)	32,351	74,029
NOS SGPS SA	87,250	520,575
Novabase SGPS SA	2,054	5,696
REN - Redes Energeticas Nacionais SGPS SA	135,742	402,802
Semapa-Sociedade de Investimento & Gestao	7,571	131,968
Sonae Capital SGPS SA	38,685	37,942
Sonae SGPS SA	340,620	363,102
Teixeira Duarte SA (A)	65,968	10,985
The Navigator Company SA	75,646	370,523
Russia 0.0%		95,235
Petropavlovsk PLC (A)	893,584	95,235
Singapore 1.0%		6,854,201
Accordia Golf Trust	199,500	92,303
AEM Holdings, Ltd.	45,000	36,562
Amara Holdings, Ltd.	80,000	27,524
78	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Singapore (continued)
Ascendas India Trust	275,200	$230,031
Avarga, Ltd.	74,200	12,897
Baker Technology, Ltd. (A)	20,200	5,964
Banyan Tree Holdings, Ltd.	78,000	33,418
Best World International, Ltd.	77,700	140,701
Bonvests Holdings, Ltd.	36,400	35,290
Boustead Projects, Ltd.	28,557	19,732
Boustead Singapore, Ltd.	72,689	43,540
BreadTalk Group, Ltd.	52,000	33,455
Bukit Sembawang Estates, Ltd.	52,200	219,364
BW LPG, Ltd. (A)(D)	29,341	95,826
Centurion Corp., Ltd.	85,000	25,493
China Aviation Oil Singapore Corp., Ltd.	76,200	77,186
China Sunsine Chemical Holdings, Ltd.	44,800	43,694
Chip Eng Seng Corp., Ltd.	106,200	58,509
Chuan Hup Holdings, Ltd.	78,000	19,622
CITIC Envirotech, Ltd.	236,700	79,617
COSCO Shipping International Singapore Company, Ltd. (A)	351,500	93,509
Creative Technology, Ltd. (A)	11,500	42,935
CSE Global, Ltd.	136,600	48,572
CW Group Holdings, Ltd. (C)	135,000	3,973
Dasin Retail Trust	31,000	20,173
Delfi, Ltd.	46,000	49,362
Dyna-Mac Holdings, Ltd. (A)	135,000	10,102
Elec & Eltek International Company, Ltd.	5,000	6,855
Ezion Holdings, Ltd. (A)	1,126,020	36,143
Ezra Holdings, Ltd. (A)(C)	438,996	3,572
Far East Orchard, Ltd.	35,294	33,106
First Resources, Ltd.	120,000	151,682
Food Empire Holdings, Ltd.	43,800	17,970
Fragrance Group, Ltd.	200,000	20,242
Fraser and Neave, Ltd.	15,900	21,201
Frencken Group, Ltd.	61,300	21,041
Fu Yu Corp., Ltd.	142,200	21,503
Gallant Venture, Ltd. (A)	264,000	25,599
Geo Energy Resources, Ltd.	105,900	14,429
GK Goh Holdings, Ltd.	21,000	13,488
GL, Ltd.	137,000	73,463
Golden Agri-Resources, Ltd.	1,123,500	227,596
Golden Energy & Resources, Ltd.	67,800	12,506
GSH Corp., Ltd.	51,600	11,103
GuocoLand, Ltd.	56,800	79,324
Halcyon Agri Corp., Ltd.	88,757	30,200
Haw Par Corp., Ltd.	28,900	279,823
Health Management International, Ltd.	96,714	39,024
Hiap Hoe, Ltd.	38,000	24,033
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	79

	Shares	Value
Singapore (continued)
Hi-P International, Ltd.	28,700	$28,012
Ho Bee Land, Ltd.	50,300	93,619
Hong Fok Corp., Ltd.	89,836	46,546
Hong Leong Asia, Ltd. (A)	92,000	39,106
Hong Leong Finance, Ltd.	38,100	76,873
Hotel Grand Central, Ltd.	47,475	47,039
Hwa Hong Corp., Ltd.	55,000	11,711
Hyflux, Ltd. (A)(B)	154,800	2,322
iFAST Corp., Ltd.	25,600	20,619
IGG, Inc.	291,000	413,858
Indofood Agri Resources, Ltd.	58,100	8,572
Japfa, Ltd.	102,700	58,144
k1 Ventures, Ltd. (A)(C)	36,000	0
Kenon Holdings, Ltd.	4,166	78,940
Keppel Infrastructure Trust	619,906	235,919
Keppel Telecommunications & Transportation, Ltd.	20,700	28,949
KSH Holdings, Ltd.	32,400	12,332
Lian Beng Group, Ltd.	83,500	30,858
Low Keng Huat Singapore, Ltd.	64,000	25,310
Lum Chang Holdings, Ltd.	41,200	10,658
Metro Holdings, Ltd.	127,600	95,279
Midas Holdings, Ltd. (A)(B)(C)	249,000	30,057
mm2 Asia, Ltd. (A)	181,400	37,568
Nera Telecommunications, Ltd.	47,200	9,971
NetLink NBN Trust	49,600	29,340
NSL, Ltd.	29,000	24,630
OM Holdings, Ltd.	69,157	64,402
OUE, Ltd.	77,000	93,962
Oxley Holdings, Ltd.	288,492	70,252
Pacc Offshore Services Holdings, Ltd. (A)	78,100	10,344
Pacific Century Regional Developments, Ltd.	52,900	14,657
Pan-United Corp., Ltd.	68,750	12,232
Penguin International, Ltd.	41,333	10,552
Perennial Real Estate Holdings, Ltd.	40,800	20,812
Q&M Dental Group Singapore, Ltd.	48,100	16,887
QAF, Ltd.	39,234	21,319
Raffles Education Corp., Ltd. (A)	279,802	19,613
Raffles Medical Group, Ltd.	151,853	123,540
RHT Health Trust	106,100	1,257
Riverstone Holdings, Ltd.	93,700	77,669
Roxy-Pacific Holdings, Ltd.	95,550	28,641
RSP Holdings Pte, Ltd. (A)	251,400	1,116
SBS Transit, Ltd.	20,500	52,264
SembCorp Marine, Ltd.	141,200	178,233
Sheng Siong Group, Ltd.	130,600	104,382
SHS Holdings, Ltd.	84,000	11,410
80	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Singapore (continued)
SIA Engineering Company, Ltd.	68,500	$122,650
SIIC Environment Holdings, Ltd.	204,380	56,739
Sinarmas Land, Ltd.	300,000	55,538
Sing Holdings, Ltd.	79,000	22,497
Sing Investments & Finance, Ltd.	28,600	32,379
Singapore Post, Ltd.	328,800	245,449
Singapore Reinsurance Corp., Ltd.	47,000	9,906
Singapore Shipping Corp., Ltd.	83,800	17,987
Stamford Land Corp., Ltd.	142,600	52,192
StarHub, Ltd.	114,400	135,305
Straits Trading Company, Ltd.	14,200	22,705
Sunningdale Tech, Ltd.	30,260	34,852
Swiber Holdings, Ltd. (A)(C)	128,250	10,340
The Hour Glass, Ltd.	31,600	15,194
Thomson Medical Group, Ltd. (A)	251,400	14,880
Tuan Sing Holdings, Ltd.	156,385	43,919
UMS Holdings, Ltd.	115,450	60,595
United Engineers, Ltd.	101,100	181,810
United Industrial Corp., Ltd.	22,000	47,154
United Overseas Insurance, Ltd.	2,400	12,477
UOB-Kay Hian Holdings, Ltd.	118,524	109,557
Vibrant Group, Ltd. (A)	72,876	7,478
Vicom, Ltd.	4,000	18,610
Wee Hur Holdings, Ltd.	102,000	15,879
Wing Tai Holdings, Ltd.	118,217	176,624
Xinghua Port Holdings, Ltd.	1,375	160
XP Power, Ltd.	4,203	113,186
Yeo Hiap Seng, Ltd.	8,834	6,240
Yongnam Holdings, Ltd. (A)	147,375	18,866
South Africa 0.0%		155,288
Caledonia Mining Corp. PLC	100	527
Lonmin PLC (A)	75,962	72,756
Petra Diamonds, Ltd. (A)	277,924	82,005
Spain 2.2%		14,660,083
Acciona SA (B)	9,302	903,734
Acerinox SA	54,148	572,461
Alantra Partners SA	5,490	86,806
Almirall SA	19,193	335,729
Amper SA (A)(B)	307,165	93,937
Applus Services SA	37,053	449,909
Atresmedia Corp. de Medios de Comunicacion SA (B)	27,860	138,298
Azkoyen SA	4,660	36,131
Baron de Ley SA (A)	983	121,918
Bolsas y Mercados Espanoles SHMSF SA	20,917	596,580
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	81

	Shares	Value
Spain (continued)
Caja de Ahorros del Mediterraneo (A)(C)	1,684	$0
Cellnex Telecom SA (A)(D)	31,564	815,702
Cia de Distribucion Integral Logista Holdings SA	12,002	302,176
CIE Automotive SA	13,904	394,978
Construcciones y Auxiliar de Ferrocarriles SA	6,313	299,988
Deoleo SA (A)(B)	96,330	9,129
Distribuidora Internacional de Alimentacion SA	153,710	99,696
Duro Felguera SA (A)	1,028,405	19,049
Ebro Foods SA	22,496	479,496
eDreams ODIGEO SA (A)	20,659	65,794
Elecnor SA	9,042	127,473
Enagas SA	39,492	1,124,874
Ence Energia y Celulosa SA	57,514	413,656
Ercros SA	32,244	125,380
Euskaltel SA (D)	22,434	200,355
Faes Farma SA	84,197	316,958
Fluidra SA (A)	18,385	206,001
Fomento de Construcciones y Contratas SA (A)	9,834	145,315
Global Dominion Access SA (A)(D)	28,342	154,901
Grupo Catalana Occidente SA	12,820	456,262
Grupo Empresarial San Jose SA (A)	8,498	58,690
Grupo Ezentis SA (A)(B)	65,836	43,416
Iberpapel Gestion SA	2,945	104,940
Indra Sistemas SA (A)	33,132	358,320
Laboratorios Farmaceuticos Rovi SA	3,890	81,809
Liberbank SA (A)	591,332	288,697
Masmovil Ibercom SA (A)	9,727	202,585
Mediaset Espana Comunicacion SA	48,282	362,148
Melia Hotels International SA	30,170	287,920
Miquel y Costas & Miquel SA	6,049	116,093
Natra SA (A)	21,388	21,888
Obrascon Huarte Lain SA (B)	48,890	48,812
Parques Reunidos Servicios Centrales SAU (D)	1,451	17,300
Pharma Mar SA (A)	46,893	77,939
Prim SA	3,271	42,431
Promotora de Informaciones SA, Class A (A)	83,614	161,136
Prosegur Cia de Seguridad SA	78,788	440,540
Quabit Inmobiliaria SA (A)	29,207	45,988
Realia Business SA (A)	67,696	75,403
Renta 4 Banco SA	1,156	10,122
Sacyr SA	157,991	379,426
Solaria Energia y Medio Ambiente SA (A)	17,187	103,200
Talgo SA (A)(D)	22,852	153,023
Tecnicas Reunidas SA	9,944	265,833
Telepizza Group SA (D)	15,153	107,307
Tubacex SA	37,585	129,335
82	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Spain (continued)
Vidrala SA	5,168	$491,946
Viscofan SA	12,128	708,043
Vocento SA (A)	14,712	24,665
Zardoya Otis SA	42,897	358,442
Sweden 2.8%		18,656,308
AcadeMedia AB (A)(D)	6,071	35,813
Acando AB	29,164	90,173
AddLife AB, B Shares	7,321	170,499
AddNode Group AB	7,725	106,273
AddTech AB, B Shares	16,942	365,407
AF AB, B Shares	16,162	294,096
Ahlstrom-Munksjo OYJ	8,570	131,537
Alimak Group AB (D)	11,455	169,915
Anoto Group AB (A)	33,240	7,237
Arjo AB, B Shares	50,404	185,065
Atrium Ljungberg AB, B Shares	14,040	246,040
Attendo AB (D)	26,723	181,965
Avanza Bank Holding AB	6,326	276,199
BE Group AB (A)	1,076	4,800
Beijer Alma AB	12,866	192,353
Beijer Electronics Group AB	7,699	45,428
Beijer Ref AB	20,430	330,065
Bergman & Beving AB	9,300	101,922
Besqab AB	982	9,863
Betsson AB (A)	33,178	266,498
Bilia AB, A Shares	27,414	251,419
BillerudKorsnas AB	14,460	188,351
BioGaia AB, B Shares	5,855	272,533
Biotage AB	16,595	226,591
Bjorn Borg AB (A)	6,665	17,810
Bonava AB	1,278	16,193
Bonava AB, B Shares	21,754	271,965
Bravida Holding AB (D)	49,164	407,131
Bufab AB	8,450	94,684
Bulten AB	5,708	51,437
Bure Equity AB	21,215	316,802
Byggmax Group AB	22,742	77,971
Catena AB	7,076	197,931
Clas Ohlson AB, B Shares	9,715	83,493
Cloetta AB, B Shares	73,437	187,943
Collector AB (A)	4,116	22,331
Coor Service Management Holding AB (D)	14,238	117,707
Corem Property Group AB, B Shares	37,736	51,961
Dedicare AB, B Shares	1,128	6,733
Dios Fastigheter AB	35,876	281,339
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	83

	Shares	Value
Sweden (continued)
Dometic Group AB (D)	34,663	$288,976
Doro AB (A)	6,824	27,544
Duni AB	10,787	113,472
Dustin Group AB (D)	17,580	166,469
Eastnine AB	7,021	81,833
Elanders AB, B Shares	2,728	27,505
Eltel AB (A)(D)	5,460	10,342
Enea AB (A)	5,233	79,270
eWork Group AB	1,387	12,716
Fagerhult AB	12,259	101,703
FastPartner AB	7,767	55,266
Fingerprint Cards AB, B Shares (A)	82,439	174,794
GHP Specialty Care AB	12,106	17,219
Granges AB	24,711	258,449
Gunnebo AB	14,110	36,868
Haldex AB	13,702	95,192
Heba Fastighets AB, Series B	3,091	47,333
Hembla AB (A)	8,564	157,483
Hemfosa Fastigheter AB	43,011	367,343
HIQ International AB (A)	10,163	66,513
HMS Networks AB	6,880	115,382
Hoist Finance AB (D)	15,266	68,072
Holmen AB, B Shares	18,503	391,015
Humana AB	6,079	45,261
Inwido AB	19,628	128,410
ITAB Shop Concept AB, Class B	7,377	14,990
JM AB	20,498	420,219
KappAhl AB	17,702	34,148
Klovern AB, B Shares	163,315	217,441
KNOW IT AB	6,450	122,937
Kungsleden AB	55,531	414,710
Lagercrantz Group AB, B Shares	19,783	232,104
Lindab International AB	29,367	273,819
Loomis AB, B Shares	17,361	631,353
Medivir AB, B Shares (A)	6,375	13,633
Mekonomen AB	11,774	86,781
Momentum Group AB, Class B	10,018	98,139
MQ Holding AB (A)	7,470	6,828
Mycronic AB	22,378	329,520
Nederman Holding AB	5,899	67,381
Net Insight AB, B Shares (A)	29,909	7,056
NetEnt AB (A)	50,083	195,199
New Wave Group AB, B Shares	17,221	115,642
Nobia AB	32,369	197,337
Nobina AB (D)	30,245	209,907
Nolato AB, B Shares	5,977	267,741
84	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Sweden (continued)
Nordic Waterproofing Holding AS (D)	5,213	$47,757
NP3 Fastigheter AB	10,190	76,824
Nyfosa AB (A)	50,122	289,033
OEM International AB, B Shares	6,311	132,078
Opus Group AB	64,359	39,109
Orexo AB (A)	720	5,390
Peab AB	46,913	409,228
Platzer Fastigheter Holding AB, Series B	10,401	84,143
Pricer AB, B Shares	36,973	47,430
Proact IT Group AB	2,897	70,107
Qliro Group AB (A)	41,364	46,184
Ratos AB, B Shares	59,430	129,946
RaySearch Laboratories AB (A)(B)	8,041	89,401
Recipharm AB, B Shares	16,435	231,824
Resurs Holding AB (D)	28,759	186,569
Rottneros AB	18,906	23,214
Sagax AB, B Shares	12,229	201,512
SAS AB (A)	100,380	253,812
Scandi Standard AB	16,681	118,278
Scandic Hotels Group AB (D)	22,273	224,428
Sectra AB, B Shares (A)	6,004	170,757
Semcon AB	4,746	28,779
Sensys Gatso Group AB (A)	223,958	42,016
SkiStar AB	15,314	178,529
Sweco AB, B Shares	14,873	352,150
Systemair AB	5,179	54,384
Thule Group AB (D)	28,880	641,302
Troax Group AB	3,958	130,989
VBG Group AB, B Shares	2,009	29,650
Victoria Park AB, B Shares	5,875	23,442
Vitrolife AB	14,195	288,104
Wallenstam AB, B Shares	24,987	233,561
Wihlborgs Fastigheter AB	40,076	531,590
Switzerland 4.3%		28,223,156
Allreal Holding AG (A)	4,532	728,185
Alpiq Holding AG (A)	750	53,714
ALSO Holding AG (A)	1,954	257,123
APG SGA SA	432	140,168
Arbonia AG (A)	12,031	139,260
Aryzta AG (A)	156,820	179,139
Ascom Holding AG	10,706	136,319
Autoneum Holding AG	758	124,458
Bachem Holding AG, Class B	101	11,354
Banque Cantonale de Geneve	569	113,478
Banque Cantonale Vaudoise	388	314,696
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	85

	Shares	Value
Switzerland (continued)
Belimo Holding AG	119	$561,141
Bell Food Group AG	611	180,633
Bellevue Group AG (A)	2,865	60,334
Berner Kantonalbank AG	1,369	307,722
BFW Liegenschaften AG (A)	1,197	51,456
BKW AG	5,121	345,344
Bobst Group SA	2,647	207,380
Bossard Holding AG, Class A	2,001	322,439
Bucher Industries AG	1,884	582,838
Burckhardt Compression Holding AG	581	166,372
Burkhalter Holding AG	1,284	103,546
Calida Holding AG (A)	2,039	61,003
Carlo Gavazzi Holding AG	125	32,386
Cavotec SA (A)	8,496	10,173
Cembra Money Bank AG	7,821	749,122
Cham Group AG (A)	47	19,180
Cicor Technologies, Ltd. (A)	495	20,332
Cie Financiere Tradition SA	544	56,430
Coltene Holding AG	1,303	127,672
Conzzeta AG	344	292,863
Daetwyler Holding AG	2,053	302,137
DKSH Holding AG	8,063	472,533
dormakaba Holding AG (A)	825	522,095
Dufry AG (A)	3,927	397,770
EDAG Engineering Group AG (A)	2,513	43,492
EFG International AG (A)	29,777	202,880
Emmi AG	606	494,615
Energiedienst Holding AG	1,466	44,197
Evolva Holding SA (A)	222,970	47,094
Feintool International Holding AG (A)	656	52,152
Fenix Outdoor International AG	1,108	111,411
Ferrexpo PLC	113,138	388,532
Flughafen Zurich AG	3,732	664,428
Forbo Holding AG	320	456,974
GAM Holding AG (A)	63,980	253,530
Georg Fischer AG	1,055	933,907
Gurit Holding AG	135	135,041
Helvetia Holding AG	1,899	1,138,513
Hiag Immobilien Holding AG (A)	1,672	208,468
Highlight Communications AG (A)	4,309	23,238
HOCHDORF Holding AG (A)	291	39,484
Huber & Suhner AG	4,287	330,550
Hypothekarbank Lenzburg AG	12	53,836
Implenia AG	4,773	161,706
Inficon Holding AG (A)	625	323,147
Interroll Holding AG	213	378,491
86	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Switzerland (continued)
Intershop Holding AG	585	$298,968
Investis Holding SA (A)	864	53,076
IWG PLC	172,710	525,490
Jungfraubahn Holding AG	884	119,644
Kardex AG (A)	1,975	262,588
Komax Holding AG	1,263	317,122
Kongsberg Automotive ASA (A)	102,136	98,509
Kudelski SA (A)(B)	14,739	85,499
Lastminute.com NV (A)	912	17,582
LEM Holding SA	153	181,758
Logitech International SA	8,020	300,996
Luzerner Kantonalbank AG	974	462,013
MCH Group AG (A)	456	9,264
Meier Tobler Group AG (B)	876	16,363
Metall Zug AG, B Shares	59	171,244
Mikron Holding AG (A)	1,454	10,197
Mobilezone Holding AG	11,570	125,396
Mobimo Holding AG	2,150	510,598
OC Oerlikon Corp. AG (A)	58,730	783,665
Orascom Development Holding AG (A)	4,769	77,312
Orell Fuessli Holding AG	223	20,594
Oriflame Holding AG	6,968	142,529
Orior AG	1,436	124,868
Panalpina Welttransport Holding AG	2,765	430,813
Phoenix Mecano AG	213	103,222
Plazza AG, Class A	469	105,340
PSP Swiss Property AG	12,174	1,238,320
Rieter Holding AG (B)	776	113,014
Romande Energie Holding SA	108	124,403
Schaffner Holding AG (A)	165	43,019
Schmolz + Bickenbach AG (A)	169,530	99,384
Schweiter Technologies AG	342	338,326
SFS Group AG (A)	4,139	338,470
Siegfried Holding AG (A)	1,301	470,278
St. Galler Kantonalbank AG, Class A	705	341,177
Sulzer AG	4,632	457,339
Sunrise Communications Group AG (A)(D)	9,253	685,923
Swiss Prime Site AG (A)	1,574	132,684
Swissquote Group Holding SA	2,821	137,675
Tamedia AG	741	81,638
Tecan Group AG	365	82,735
Thurgauer Kantonalbank	384	40,570
Tornos Holding AG (A)	3,182	26,117
u-blox Holding AG (A)	2,048	185,480
Valiant Holding AG	5,508	625,399
Valora Holding AG (A)	1,147	307,060
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	87

	Shares	Value
Switzerland (continued)
VAT Group AG (A)(D)	7,040	$731,223
Vaudoise Assurances Holding SA	352	176,392
Vetropack Holding AG	70	152,103
Von Roll Holding AG (A)	15,969	20,881
Vontobel Holding AG	6,021	337,370
VZ Holding AG	723	188,681
Walliser Kantonalbank	566	67,488
Warteck Invest AG (A)	42	81,181
Ypsomed Holding AG (A)	1,158	136,945
Zehnder Group AG	3,041	109,484
Zug Estates Holding AG, B Shares	69	118,509
Zuger Kantonalbank AG	40	242,757
Turkey 0.0%		20,706
Global Ports Holding PLC (D)	4,112	20,706
United Arab Emirates 0.0%		69,655
Gulf Marine Services PLC (A)	65,616	15,434
Lamprell PLC (A)	68,445	54,221
United Kingdom 15.0%		98,727,835
4imprint Group PLC	3,873	103,315
A.G. Barr PLC	39,162	397,512
AA PLC	215,904	258,185
Acacia Mining PLC (A)	69,675	200,237
Afren PLC (A)(C)	310,484	0
Aggreko PLC	83,467	792,728
Air Partner PLC	6,000	6,902
Anglo Pacific Group PLC	44,239	95,640
Anglo-Eastern Plantations PLC	3,980	28,309
Arrow Global Group PLC	41,255	106,165
Ascential PLC	3,337	16,275
Ashmore Group PLC	108,235	605,189
ASOS PLC (A)	1,263	53,605
Auto Trader Group PLC (D)	248,721	1,570,160
AVEVA Group PLC	15,922	634,814
Avon Rubber PLC	10,388	174,921
B&M European Value Retail SA	265,011	1,243,337
Babcock International Group PLC	61,519	441,199
Balfour Beatty PLC	223,006	851,382
BBA Aviation PLC	325,490	1,051,055
Beazley PLC	154,594	1,121,852
Begbies Traynor Group PLC	14,000	11,177
Bellway PLC	39,587	1,590,446
Biffa PLC (D)	4,695	11,134
Bloomsbury Publishing PLC	31,175	95,876
Bodycote PLC	62,707	631,210
88	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United Kingdom (continued)
boohoo Group PLC (A)	115,297	$268,050
Bovis Homes Group PLC	57,264	821,032
Braemar Shipping Services PLC	7,806	18,396
Brewin Dolphin Holdings PLC	105,831	439,614
Britvic PLC	79,077	962,847
BTG PLC (A)	68,161	754,301
Cairn Energy PLC (A)	230,384	622,147
Camellia PLC	87	12,829
Capita PLC (A)	12,791	21,036
Capital & Counties Properties PLC	211,844	718,031
Carclo PLC (A)	7,141	4,250
Card Factory PLC	123,421	319,216
CareTech Holdings PLC	5,804	26,351
Carillion PLC (A)	114,263	21,520
Carpetright PLC (A)	29,312	6,971
Carr's Group PLC	15,261	33,770
Castings PLC	8,508	40,732
Centaur Media PLC	19,732	12,838
Charles Stanley Group PLC	5,789	20,291
Charles Taylor PLC	18,710	52,865
Chemring Group PLC	109,775	218,011
Chesnara PLC	39,738	187,181
Cineworld Group PLC	280,525	1,039,358
Circassia Pharmaceuticals PLC (A)	16,959	7,864
City of London Investment Group PLC	2,365	12,673
Clarkson PLC	7,141	235,758
Clipper Logistics PLC	3,888	13,567
Close Brothers Group PLC	49,943	999,418
CLS Holdings PLC	59,233	185,122
CMC Markets PLC (D)	42,777	47,470
Cobham PLC (A)	637,144	993,444
Computacenter PLC	23,890	351,904
Concentric AB	13,692	213,454
Connect Group PLC	74,451	38,260
Consort Medical PLC	14,004	168,374
ConvaTec Group PLC (D)	28,706	50,490
Costain Group PLC	32,129	158,538
Countryside Properties PLC (D)	79,275	342,571
Countrywide PLC (A)	45,753	6,432
Cranswick PLC	16,925	554,925
Crest Nicholson Holdings PLC	83,410	432,574
CYBG PLC	124,507	324,766
Daejan Holdings PLC	2,220	169,847
Daily Mail & General Trust PLC, Class A	84,378	714,829
Dairy Crest Group PLC	55,862	467,154
Dart Group PLC	9,744	103,787
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	89

	Shares	Value
United Kingdom (continued)
De La Rue PLC	39,631	$222,508
Debenhams PLC (B)	306,827	12,673
Devro PLC	61,009	144,284
DFS Furniture PLC	24,500	74,037
Dialight PLC (A)	7,641	39,147
Dialog Semiconductor PLC (A)	23,355	711,283
Dignity PLC	16,385	159,851
Diploma PLC	45,202	809,410
DiscoverIE Group PLC	18,407	99,533
Dixons Carphone PLC	218,414	383,943
Domino's Pizza Group PLC	156,617	485,819
Drax Group PLC	136,454	659,296
Dunelm Group PLC	35,920	398,294
EI Group PLC (A)	194,966	523,662
EKF Diagnostics Holdings PLC (A)	106,847	46,483
Electrocomponents PLC	137,678	1,010,744
Elementis PLC	192,848	459,176
EMIS Group PLC	4,896	61,644
EnQuest PLC (A)	570,177	147,195
Equiniti Group PLC (D)	78,794	209,539
Essentra PLC	87,517	436,879
Euromoney Institutional Investor PLC	12,896	219,016
FDM Group Holdings PLC	19,697	219,452
Fevertree Drinks PLC	3,299	116,913
Findel PLC (A)	18,987	44,972
Firstgroup PLC (A)	412,841	489,076
FLEX LNG, Ltd. (A)	34,048	41,759
Flybe Group PLC (A)	27,618	498
Forterra PLC (D)	33,651	126,517
Foxtons Group PLC	68,323	55,745
Fuller Smith & Turner PLC, Class A	9,499	135,232
Future PLC	6,254	56,857
G4S PLC	177,568	494,174
Galliford Try PLC	41,061	402,339
Games Workshop Group PLC	10,761	446,309
Gamma Communications PLC	788	8,923
Gem Diamonds, Ltd. (A)	43,118	58,393
Genel Energy PLC (A)	19,112	55,179
Genus PLC	3,023	88,025
Gocompare.Com Group PLC	84,342	73,569
Gooch & Housego PLC	1,549	23,151
Goodwin PLC	801	32,051
Grainger PLC	203,585	666,697
Greene King PLC	101,809	891,539
Greggs PLC	31,654	752,147
Gulf Keystone Petroleum, Ltd. (A)	82,138	248,921
90	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United Kingdom (continued)
H&T Group PLC	64	$244
Halfords Group PLC	68,278	214,599
Hastings Group Holdings PLC (D)	45,785	135,682
Hays PLC	447,569	901,966
Headlam Group PLC	27,814	154,940
Helical PLC	41,845	188,058
Henry Boot PLC	21,120	75,049
Hill & Smith Holdings PLC	25,138	393,547
Hilton Food Group PLC	7,930	97,737
Hollywood Bowl Group PLC	14,180	41,429
HomeServe PLC	78,030	985,526
Horizon Discovery Group PLC (A)	31,106	59,587
Howden Joinery Group PLC	203,872	1,330,184
Hunting PLC	45,059	327,175
Huntsworth PLC	104,978	138,088
Hurricane Energy PLC (A)	219,588	124,901
Ibstock PLC (D)	119,676	400,642
IG Group Holdings PLC	100,106	748,793
IGas Energy PLC (A)	10,408	10,859
IMI PLC	76,299	955,988
Inchcape PLC	129,686	972,280
Indivior PLC (A)	184,508	262,782
Inmarsat PLC	91,301	484,680
Intermediate Capital Group PLC	82,203	1,142,667
International Personal Finance PLC	65,806	174,336
Interserve PLC (A)	51,611	12,124
iomart Group PLC	3,175	16,174
IP Group PLC (A)	107,106	143,645
ITE Group PLC	244,717	218,856
ITM Power PLC (A)	46,106	14,022
J.D. Wetherspoon PLC	24,944	432,797
James Fisher & Sons PLC	16,505	435,128
Jardine Lloyd Thompson Group PLC	39,243	992,962
JD Sports Fashion PLC	111,051	686,670
John Laing Group PLC (D)	24,593	125,008
John Menzies PLC	26,768	202,948
John Wood Group PLC	149,521	1,032,791
Johnson Service Group PLC	25,419	43,240
Joules Group PLC	1,304	5,138
JPJ Group PLC (A)	21,887	205,352
Jupiter Fund Management PLC	111,603	500,794
Just Group PLC	106,557	145,454
Kainos Group PLC	13,078	85,449
KAZ Minerals PLC	36,708	321,926
KCOM Group PLC	182,011	171,981
Keller Group PLC	21,661	151,941
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	91

	Shares	Value
United Kingdom (continued)
Kier Group PLC	59,696	$412,905
Kin & Carta PLC	68,350	88,875
Lancashire Holdings, Ltd.	73,742	647,550
Lookers PLC	118,242	160,994
Low & Bonar PLC	76,904	17,340
LSL Property Services PLC	25,300	83,513
Luceco PLC (A)(D)	22,925	17,727
M&C Saatchi PLC	32	154
Majestic Wine PLC	12,217	47,439
Man Group PLC	497,748	909,540
Management Consulting Group PLC (A)	253,947	6,512
Marshalls PLC	72,327	519,400
Marston's PLC	259,507	340,733
McBride PLC (A)	60,511	80,590
McCarthy & Stone PLC (D)	35,737	58,506
McColl's Retail Group PLC	6,093	4,560
Mears Group PLC	35,368	131,897
Meggitt PLC	208,078	1,488,614
Merlin Entertainments PLC (D)	190,742	915,577
Metro Bank PLC (A)	2,940	34,659
Midwich Group PLC	92	703
Millennium & Copthorne Hotels PLC	46,711	290,718
Mitchells & Butlers PLC (A)	90,799	345,114
Mitie Group PLC	118,526	201,816
MJ Gleeson PLC	10,809	114,257
Moneysupermarket.com Group PLC	152,584	697,373
Morgan Advanced Materials PLC	110,621	378,531
Morgan Sindall Group PLC	13,223	233,967
Moss Bros Group PLC	9,995	3,451
Mothercare PLC (A)	74,060	16,590
Motorpoint Group PLC	12,238	31,850
MWB Group Holdings PLC (A)(C)	15,166	981
N. Brown Group PLC	58,390	78,552
NAHL Group PLC	7,962	9,185
National Express Group PLC	145,762	819,388
NCC Group PLC	70,549	115,284
Next Fifteen Communications Group PLC	1,094	8,269
Non-Standard Finance PLC (D)	65,542	53,164
Norcros PLC	15,627	39,470
Northgate PLC	53,073	255,492
On the Beach Group PLC (D)	38,968	216,316
OneSavings Bank PLC	70,572	367,695
Ophir Energy PLC (A)	194,659	142,818
Oxford Instruments PLC	16,674	222,701
Pagegroup PLC	96,985	579,050
Pan African Resources PLC (A)	316,712	42,109
92	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United Kingdom (continued)
Pantheon Resources PLC (A)	88,778	$29,378
Paragon Banking Group PLC	97,368	561,227
Park Group PLC	10,000	9,611
PayPoint PLC	20,168	231,030
Pendragon PLC	406,050	135,165
Pennon Group PLC	165,107	1,704,269
Petrofac, Ltd.	77,467	438,738
Pets at Home Group PLC	140,378	282,042
Phoenix Group Holdings PLC	128,444	1,191,251
Photo-Me International PLC	85,323	107,720
Polypipe Group PLC	71,863	394,846
Porvair PLC	8,502	58,681
Premier Foods PLC (A)	298,095	155,852
Premier Oil PLC (A)	241,696	237,696
Provident Financial PLC (A)	58,416	464,904
PZ Cussons PLC	124,365	314,803
QinetiQ Group PLC	192,530	783,451
Quilter PLC (D)	258,484	444,915
R.E.A. Holdings PLC (A)	2,867	7,972
Rank Group PLC	43,869	94,859
Rathbone Brothers PLC	16,931	516,998
Reach PLC	104,184	83,487
Redde PLC	13,064	26,575
Redrow PLC	79,648	657,738
Renew Holdings PLC	2,962	14,853
Renewi PLC	216,355	72,032
Renishaw PLC	11,766	660,495
Renold PLC (A)	36,501	14,323
Revolution Bars Group PLC	9,512	10,010
Ricardo PLC	15,814	126,430
Rightmove PLC	146,469	935,413
River & Mercantile Group PLC	4,888	14,418
RM PLC	12,019	38,149
Robert Walters PLC	17,111	118,939
Rotork PLC	241,632	910,506
RPC Group PLC	122,530	1,284,306
RPS Group PLC	65,260	159,630
Saga PLC	317,631	509,663
Savannah Petroleum PLC (A)	32,654	11,746
Savills PLC	52,806	622,779
Scapa Group PLC	6,139	24,018
SDL PLC	28,039	216,329
Senior PLC	142,357	432,383
Severfield PLC	89,306	79,001
SIG PLC	241,537	400,157
Sirius Minerals PLC (A)(B)	100,705	26,667
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	93

	Shares	Value
United Kingdom (continued)
Smart Metering Systems PLC	7,692	$64,654
Soco International PLC	66,113	57,411
Softcat PLC	47,479	478,650
Spectris PLC	38,844	1,357,228
Speedy Hire PLC	212,934	162,270
Spirax-Sarco Engineering PLC	329	29,061
Spire Healthcare Group PLC (D)	20,191	34,164
Spirent Communications PLC	220,046	438,640
Sportech PLC (A)	21,102	9,635
Sports Direct International PLC (A)	55,678	199,505
SSP Group PLC	137,432	1,211,053
St. Modwen Properties PLC	69,713	377,473
Staffline Group PLC (C)	1,063	9,446
Stagecoach Group PLC	153,287	324,705
Stallergenes Greer PLC (A)	1,143	35,695
SThree PLC	31,746	133,474
Stobart Group, Ltd.	92,179	185,378
Stock Spirits Group PLC	42,477	128,897
Stolt-Nielsen, Ltd.	8,345	112,402
STV Group PLC	5,280	25,138
Superdry PLC	13,239	90,841
Synthomer PLC	95,944	484,041
T Clarke PLC	22,432	31,270
TalkTalk Telecom Group PLC	235,356	313,678
Tate & Lyle PLC	157,216	1,447,187
Ted Baker PLC	9,276	225,783
Telecom Plus PLC	20,771	390,609
Telit Communications PLC (A)(B)	27,359	49,504
The Go-Ahead Group PLC	18,543	504,545
The Gym Group PLC (D)	47,928	122,771
The Parkmead Group PLC (A)	14,125	10,203
The Restaurant Group PLC	152,701	255,880
The Vitec Group PLC	7,528	120,044
The Weir Group PLC	328	7,134
Thomas Cook Group PLC	415,078	167,281
Topps Tiles PLC	62,375	55,323
TORM PLC (A)	1,425	9,055
TP ICAP PLC	164,123	690,939
Travis Perkins PLC	69,896	1,330,850
Trifast PLC	23,116	57,068
TT Electronics PLC	49,695	117,270
Tullow Oil PLC (A)	444,605	1,301,934
Tyman PLC	5,087	16,371
U & I Group PLC	45,050	117,164
Ultra Electronics Holdings PLC	25,302	415,680
Urban & Civic PLC	8,440	29,781
94	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United Kingdom (continued)
Vectura Group PLC (A)	248,342	$256,537
Vertu Motors PLC	25,510	13,067
Vesuvius PLC	86,796	698,564
Victrex PLC	28,563	888,408
Volex PLC (A)	21,791	24,915
Volution Group PLC	12,122	24,819
Vp PLC	2,803	38,208
WH Smith PLC	31,919	889,382
William Hill PLC	251,466	626,018
Wilmington PLC	8,311	20,889
Wincanton PLC	43,520	134,437
Xaar PLC	22,542	43,935
Zeal Network SE	2,735	67,711
United States 0.4%		2,601,318
Aeterna Zentaris, Inc. (A)	4,400	17,520
Alacer Gold Corp. (A)	113,939	284,858
Argonaut Gold, Inc. (A)	64,122	90,632
BNK Petroleum, Inc. (A)	33,500	6,364
Burford Capital, Ltd.	14,777	347,498
Cott Corp.	42,961	645,419
Cott Corp. (New York Stock Exchange)	3,270	49,083
Energy Fuels, Inc. (A)	20,569	63,304
Epsilon Energy, Ltd. (A)	9,600	40,488
Invesque, Inc.	11,900	93,058
Kingsway Financial Services, Inc. (A)	2,175	5,003
OneMarket, Ltd. (A)	22,960	10,677
Ormat Technologies, Inc.	0	16
PureTech Health PLC (A)	30,027	68,584
REC Silicon ASA (A)(B)	922,633	67,069
Reliance Worldwide Corp., Ltd. (B)	99,294	318,250
Sims Metal Management, Ltd.	53,816	432,219

Sundance Energy Australia, Ltd. (A)	220,758	61,276
Preferred securities 0.2%		$1,352,030
(Cost $1,186,533)
Germany 0.2%		1,352,030
Biotest AG	6,754	175,741
Draegerwerk AG & Company KGaA	3,048	171,284
FUCHS PETROLUB SE	1,450	64,743
Jungheinrich AG	14,603	451,915
Sixt SE	5,179	346,090

STO SE & Company KGaA	684	65,949
Villeroy & Boch AG	4,296	76,308
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	95

	Shares	Value

Rights 0.0%		$90,683
(Cost $244,435)
Amaysim Australia, Ltd. (Expiration Date: 3-26-19; Strike Price: AUD 0.60) (A)	16,917	2,640
CSG, Ltd. (Expiration Date: 3-21-19; Strike Price: AUD 1.25) (A)	1,480	257
GE Capital Australia Funding Pty, Ltd. (A)(C)(E)	51,329	19,616
Interserve PLC (Expiration Date: 3-18-19; Strike Price: GBP 0.15) (A)	980,609	31,605
Millennium Minerals, Ltd. (Expiration Date: 3-15-19; Strike Price: AUD 0.17) (A)	9,807	14
Norwegian Air Shuttle ASA (Expiration Date: 3-11-19; Strike Price: NOK 33.00) (A)	12,510	36,551
Warrants 0.0%		$3,715
(Cost $0)
Anoto Group AB (Expiration Date: 4-30-21; Strike Price: SEK 4.00) (A)	2,373	206
Ezion Holdings, Ltd. (Expiration Date: 4-6-23; Strike Price: SGD 0.28) (A)(B)	260,891	3,427
Tervita Corp. (Expiration Date: 7-19-20; Strike Price: CAD 18.75) (A)	671	82

	Yield (%)	Shares	Value
Securities lending collateral 4.3%			$28,076,349
(Cost $28,066,428)
John Hancock Collateral Trust (F)	2.5250(G)	2,805,643	28,076,349
Total investments (Cost $586,137,368) 95.9%			$630,531,126
Other assets and liabilities, net 4.1%			26,667,466
Total net assets 100.0%			$657,198,592

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
GBP	Pound Sterling
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 2-28-19.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Strike price and/or expiration date not available.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(G)	The rate shown is the annualized seven-day yield as of 2-28-19.
96	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	70	Long	Mar 2019	$6,149,075	$6,544,650	$395,575
						$395,575
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
At 2-28-19, the aggregate cost of investments for federal income tax purposes was $596,716,569. Net unrealized appreciation aggregated to $34,210,132, of which $123,722,422 related to gross unrealized appreciation and $89,512,290 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	97
Fund’s investments
AS OF 2-28-19 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 23.4%				$57,630,376
(Cost $57,387,442)
U.S. Government 14.1%				34,745,919
U.S. Treasury
Bond	3.000	08-15-48	810,000	796,046
Bond (A)	3.125	02-15-43	635,000	640,953
Bond	3.875	08-15-40	1,190,000	1,354,555
Bond	4.250	11-15-40	1,135,000	1,359,606
Note	1.750	11-15-20	1,380,000	1,361,564
Note	2.000	08-31-21	2,835,000	2,799,673
Note	2.000	10-31-22	1,640,000	1,610,467
Note	2.000	02-15-25	835,000	807,667
Note	2.500	12-31-20	585,000	584,474
Note	2.500	01-15-22	6,515,000	6,516,573
Note	2.500	03-31-23	2,600,000	2,597,969
Note	2.625	07-15-21	520,000	521,300
Note	2.875	10-15-21	310,000	312,821
Note	2.875	10-31-23	3,610,000	3,664,150
Note	2.875	11-30-23	4,505,000	4,575,919
Note	2.875	05-15-28	2,500,000	2,533,594
Treasury Inflation Protected Security	0.750	07-15-28	331	331
Treasury Inflation Protected Security	1.000	02-15-48	2,267,097	2,198,420
Treasury Inflation Protected Security	1.000	02-15-49	524,218	509,822
Treasury Inflation Protected Security	1.125	01-15-21	15	15
U.S. Government Agency 9.3%				22,884,457
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	4.500	05-01-19	120	120
30 Yr Pass Thru	7.500	05-01-24	89	96
30 Yr Pass Thru	7.500	05-01-24	266	285
30 Yr Pass Thru	7.500	05-01-24	24	26
30 Yr Pass Thru	7.500	06-01-24	83	90
30 Yr Pass Thru (12 month LIBOR + 1.725%) (B)	4.475	07-01-35	3,304	3,435
Federal National Mortgage Association
15 Yr Pass Thru (C)	2.500	TBA	235,000	230,393
15 Yr Pass Thru	2.500	05-01-30	179,980	177,126
15 Yr Pass Thru	2.500	05-01-32	212,389	208,690
15 Yr Pass Thru	3.000	01-01-27	91,592	91,757
15 Yr Pass Thru	3.000	11-01-27	86,221	86,377
15 Yr Pass Thru	3.000	11-01-28	28,909	28,943
15 Yr Pass Thru	3.000	10-01-30	181,427	181,527
15 Yr Pass Thru (C)	3.500	TBA	60,000	60,952
15 Yr Pass Thru	3.500	11-01-32	209,606	213,864
15 Yr Pass Thru	3.500	03-01-33	297,150	302,165
15 Yr Pass Thru	4.500	05-01-19	63	63
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	1

	Rate (%)	Maturity date		Par value^	Value
U.S. Government Agency (continued)
15 Yr Pass Thru	4.500	11-01-19		6,636	$6,652
15 Yr Pass Thru	4.500	11-01-19		188	188
15 Yr Pass Thru	4.500	07-01-20		789	788
15 Yr Pass Thru	4.500	09-01-25		42,505	43,871
15 Yr Pass Thru	4.500	10-01-26		11,251	11,571
15 Yr Pass Thru	5.500	07-01-19		112	112
15 Yr Pass Thru	5.500	08-01-19		101	101
15 Yr Pass Thru	5.500	08-01-19		156	157
15 Yr Pass Thru	5.500	09-01-19		170	170
15 Yr Pass Thru	5.500	10-01-19		279	279
20 Yr Pass Thru	3.000	11-01-36		286,663	284,017
20 Yr Pass Thru	3.000	11-01-36		138,538	137,259
20 Yr Pass Thru	3.000	11-01-36		19,585	19,404
20 Yr Pass Thru	3.000	12-01-36		21,450	21,252
20 Yr Pass Thru	3.500	02-01-35		16,447	16,684
20 Yr Pass Thru	3.500	01-01-36		159,278	161,728
30 Yr Pass Thru	2.500	02-01-43		141,832	135,085
30 Yr Pass Thru	2.500	03-01-43		36,550	34,811
30 Yr Pass Thru (C)	3.000	TBA		4,130,000	4,034,515
30 Yr Pass Thru (C)	3.500	TBA		4,920,000	4,920,969
30 Yr Pass Thru (C)	4.000	TBA		2,815,000	2,869,392
30 Yr Pass Thru (C)	4.500	TBA		1,290,000	1,334,774
30 Yr Pass Thru (C)	5.000	TBA		515,000	539,998
Government National Mortgage Association
30 Yr Pass Thru	2.500	01-20-43		370,907	356,759
30 Yr Pass Thru	2.500	02-20-43		75,148	72,281
30 Yr Pass Thru (C)	3.000	TBA		1,400,000	1,381,354
30 Yr Pass Thru (C)	3.500	TBA		1,310,000	1,321,336
30 Yr Pass Thru (C)	4.000	TBA		1,110,000	1,139,111
30 Yr Pass Thru (C)	4.500	TBA		620,000	641,491
30 Yr Pass Thru (C)	5.000	TBA		1,580,401	1,646,052
30 Yr Pass Thru	5.000	09-20-48		159,112	165,945

30 Yr Pass Thru	10.250	11-15-20		422	442
Foreign government obligations 13.4%					$32,957,393
(Cost $32,626,975)
Argentina 0.7%					1,612,569
Republic of Argentina	5.250	01-15-28	EUR	100,000	87,876
Republic of Argentina	5.625	01-26-22		64,000	57,408
Republic of Argentina	5.875	01-11-28		510,000	397,800
Republic of Argentina	7.500	04-22-26		1,230,000	1,069,485
Australia 0.0%					65,587
Commonwealth of Australia	3.000	03-21-47	AUD	87,000	65,587
2	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Austria 0.0%					$54,145
Republic of Austria (D)	3.800	01-26-62	EUR	27,000	54,145
Bahamas 0.1%					282,563
Commonwealth of Bahamas (D)	6.000	11-21-28		275,000	282,563
Belgium 0.0%					87,920
Kingdom of Belgium (D)	4.250	03-28-41	EUR	30,000	52,280
Kingdom of Belgium (D)	5.000	03-28-35	EUR	20,000	35,640
Brazil 0.6%					1,457,798
Federative Republic of Brazil	5.625	01-07-41		200,000	200,302
Federative Republic of Brazil	6.000	04-07-26		200,000	219,000
Federative Republic of Brazil	10.000	01-01-21	BRL	1,670,000	472,472
Federative Republic of Brazil	10.000	01-01-23	BRL	860,000	245,503
Federative Republic of Brazil	10.000	01-01-25	BRL	901,000	257,662
Federative Republic of Brazil, Inflation Linked Note	6.000	05-15-45	BRL	60,000	62,859
Canada 0.7%					1,793,014
Government of Canada	2.000	09-01-23	CAD	180,000	137,849
Government of Canada	2.000	06-01-28	CAD	2,054,000	1,568,186
Government of Canada	3.500	12-01-45	CAD	78,000	74,737
Province of Ontario	3.500	06-02-43	CAD	4,000	3,267
Province of Ontario	3.500	06-02-43	CAD	11,000	8,975
Chile 0.3%					828,385
Republic of Chile	4.500	03-01-21	CLP	155,000,000	246,010
Republic of Chile	4.500	03-01-26	CLP	365,000,000	582,375
Colombia 0.5%					1,174,528
Republic of Colombia	3.300	03-17-27	COP	393,490,800	129,629
Republic of Colombia	4.000	02-26-24		200,000	202,302
Republic of Colombia	5.000	06-15-45		200,000	200,102
Republic of Colombia	7.000	05-04-22	COP	140,000,000	47,443
Republic of Colombia	7.500	08-26-26	COP	1,391,600,000	479,536
Republic of Colombia	10.000	07-24-24	COP	301,600,000	115,516
Cyprus 0.1%					279,522
Republic of Cyprus	2.375	09-25-28	EUR	80,000	95,169
Republic of Cyprus	3.750	07-26-23	EUR	143,000	184,353
Czech Republic 0.1%					243,447
Government of Czech Republic	1.000	06-26-26	CZK	2,300,000	96,251
Government of Czech Republic	3.875	05-24-22	EUR	115,000	147,196
Dominican Republic 0.1%					203,000
Government of Dominican Republic	5.500	01-27-25		200,000	203,000
Ecuador 0.1%					217,740
Republic of Ecuador (D)	10.750	03-28-22		200,000	217,740
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	3

	Rate (%)	Maturity date		Par value^	Value
Egypt 0.1%					$204,391
Arab Republic of Egypt (D)	8.500	01-31-47		200,000	204,391
El Salvador 0.1%					327,837
Republic of El Salvador (D)	8.625	02-28-29		270,000	295,053
Republic of El Salvador	8.625	02-28-29		30,000	32,784
France 0.2%					497,158
Government of France	1.750	11-25-24	EUR	70,000	87,561
Government of France (D)	1.750	05-25-66	EUR	4,000	4,468
Government of France	3.250	05-25-45	EUR	229,000	362,482
Government of France	5.750	10-25-32	EUR	23,000	42,647
Ghana 0.2%					407,458
Republic of Ghana	8.125	01-18-26		200,000	203,702
Republic of Ghana	8.125	01-18-26		200,000	203,756
Hungary 0.1%					274,385
Republic of Hungary	2.500	10-24-24	HUF	75,300,000	274,385
India 0.4%					854,339
Republic of India	6.970	09-06-26	INR	5,900,000	80,340
Republic of India	7.160	05-20-23	INR	22,700,000	319,363
Republic of India	8.200	09-24-25	INR	17,000,000	248,506
Republic of India	8.400	07-28-24	INR	4,500,000	66,334
Republic of India	8.600	06-02-28	INR	9,400,000	139,796
Indonesia 1.0%					2,510,841
Perusahaan Penerbit SBSN Indonesia III	4.550	03-29-26		620,000	632,400
Republic of Indonesia	2.950	01-11-23		200,000	195,047
Republic of Indonesia (D)	3.700	01-08-22		480,000	481,940
Republic of Indonesia	5.625	05-15-23	IDR	1,400,000,000	93,366
Republic of Indonesia	6.125	05-15-28	IDR	7,694,000,000	486,952
Republic of Indonesia	8.375	03-15-24	IDR	1,060,000,000	77,673
Republic of Indonesia	8.750	05-15-31	IDR	456,000,000	34,101
Republic of Indonesia	9.500	07-15-31	IDR	6,480,000,000	509,362
Ireland 0.1%					271,233
Republic of Ireland	1.000	05-15-26	EUR	123,000	146,048
Republic of Ireland	5.400	03-13-25	EUR	84,000	125,185
Israel 0.5%					1,229,561
Government of Israel	1.500	01-18-27	EUR	100,000	118,018
Government of Israel	1.750	08-31-25	ILS	737,000	208,021
Government of Israel	4.625	03-18-20	EUR	50,000	59,609
Government of Israel	5.500	01-31-42	ILS	2,130,000	843,913
Italy 0.3%					631,251
Republic of Italy	2.000	12-01-25	EUR	176,000	197,839
Republic of Italy	4.750	09-01-21	EUR	103,000	128,225
Republic of Italy	5.500	09-01-22	EUR	235,000	305,187
4	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Ivory Coast 0.1%					$201,031
Republic of Ivory Coast	5.750	12-31-32		212,675	201,031
Jamaica 0.1%					237,500
Government of Jamaica	7.875	07-28-45		200,000	237,500
Japan 0.7%					1,641,736
Government of Japan	0.600	06-20-37	JPY	8,300,000	77,453
Government of Japan	1.200	12-20-34	JPY	46,100,000	473,346
Government of Japan	1.400	03-20-55	JPY	4,750,000	52,621
Government of Japan	1.700	09-20-44	JPY	19,000,000	217,476
Government of Japan	2.500	09-20-37	JPY	48,000,000	593,369
Government of Japan, CPI Linked Bond	0.100	03-10-25	JPY	24,664,500	227,471
Lebanon 0.0%					95,875
Republic of Lebanon	5.800	04-14-20		100,000	95,875
Malaysia 0.3%					807,279
Government of Malaysia	4.232	06-30-31	MYR	692,000	170,314
Government of Malaysia	4.392	04-15-26	MYR	1,480,000	373,970
Government of Malaysia	4.736	03-15-46	MYR	1,075,000	262,995
Mexico 0.7%					1,817,126
Government of Mexico	4.500	12-04-25	MXN	3,125,431	166,766
Government of Mexico	4.600	01-23-46		445,000	411,625
Government of Mexico	7.750	05-29-31	MXN	17,820,000	879,558
Government of Mexico	7.750	11-13-42	MXN	289,000	13,552
Government of Mexico	8.000	12-07-23	MXN	6,670,000	345,625
Mongolia 0.3%					593,548
Development Bank of Mongolia LLC	7.250	10-23-23		200,000	204,238
Government of Mongolia	10.875	04-06-21		350,000	389,310
Morocco 0.0%					60,483
Kingdom of Morocco	4.500	10-05-20	EUR	50,000	60,483
Nigeria 0.1%					196,406
Federal Republic of Nigeria (D)	6.500	11-28-27		200,000	196,406
Oman 0.1%					183,145
Sultanate of Oman (D)	4.750	06-15-26		200,000	183,145
Peru 0.1%					321,695
Republic of Peru (D)	6.350	08-12-28	PEN	490,000	157,465
Republic of Peru	6.900	08-12-37	PEN	498,000	164,230
Poland 0.2%					459,989
Republic of Poland	2.500	07-25-27	PLN	400,000	103,614
Republic of Poland	4.000	10-25-23	PLN	1,250,000	356,375
Romania 0.4%					974,691
Government of Romania	4.250	06-28-23	RON	1,905,000	457,592
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	5

	Rate (%)	Maturity date		Par value^	Value
Romania (continued)
Government of Romania	4.750	02-24-25	RON	1,135,000	$277,506
Government of Romania	4.875	11-07-19	EUR	125,000	146,980
Government of Romania	5.000	02-12-29	RON	190,000	46,070
Government of Romania	5.800	07-26-27	RON	180,000	46,543
Russia 0.3%					653,267
Government of Russia	8.150	02-03-27	RUB	42,897,000	653,267
Senegal 0.1%					221,749
Republic of Senegal	4.750	03-13-28	EUR	200,000	221,749
Serbia 0.1%					324,621
Republic of Serbia	7.250	09-28-21		300,000	324,621
Slovenia 0.2%					540,755
Republic of Slovenia	1.250	03-22-27	EUR	108,000	128,538
Republic of Slovenia	1.500	03-25-35	EUR	22,000	25,100
Republic of Slovenia	2.125	07-28-25	EUR	60,000	75,791
Republic of Slovenia (D)	5.250	02-18-24		284,000	311,326
South Africa 0.7%					1,773,471
Republic of South Africa	4.850	09-27-27		275,000	267,269
Republic of South Africa	7.750	02-28-23	ZAR	1,780,000	126,000
Republic of South Africa	8.000	01-31-30	ZAR	15,511,000	1,004,192
Republic of South Africa	10.500	12-21-26	ZAR	4,824,000	376,010
South Korea 0.1%					264,134
Republic of Korea	3.000	09-10-24	KRW	282,010,000	264,134
Spain 0.0%					40,592
Kingdom of Spain	1.400	07-30-28	EUR	35,000	40,592
Sri Lanka 0.3%					794,842
Republic of Sri Lanka	5.750	01-18-22		300,000	296,315
Republic of Sri Lanka	5.875	07-25-22		200,000	197,004
Republic of Sri Lanka	6.250	07-27-21		300,000	301,523
Thailand 0.4%					951,045
Export Import Bank of Thailand (3 month LIBOR + 0.900%) (B)	3.544	11-20-23		200,000	200,104
Kingdom of Thailand	1.250	03-12-28	THB	3,628,625	106,754
Kingdom of Thailand	3.400	06-17-36	THB	5,150,000	172,322
Kingdom of Thailand	3.650	06-20-31	THB	3,400,000	117,300
Kingdom of Thailand	4.875	06-22-29	THB	9,317,000	354,565
Turkey 1.2%					2,866,105
Export Credit Bank of Turkey	4.250	09-18-22		200,000	185,776
Export Credit Bank of Turkey	5.375	02-08-21		200,000	197,478
Republic of Turkey	4.875	10-09-26		700,000	631,890
Republic of Turkey	6.000	03-25-27		300,000	286,901
6	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Turkey (continued)
Republic of Turkey	6.250	09-26-22		800,000	$810,966
Republic of Turkey	7.375	02-05-25		150,000	156,879
Republic of Turkey	9.400	07-08-20	TRY	740,000	124,206
Republic of Turkey	10.600	02-11-26	TRY	1,785,000	274,191
Republic of Turkey	11.000	03-02-22	TRY	1,200,000	197,818
Ukraine 0.4%					988,020
Republic of Ukraine (D)	7.750	09-01-20		600,000	594,972
Republic of Ukraine	7.750	09-01-21		400,000	393,048
United Kingdom 0.1%					231,189
Government of United Kingdom	1.625	10-22-71	GBP	30,000	38,883
Government of United Kingdom	4.250	12-07-46	GBP	95,000	192,306
Vietnam 0.1%					208,427
Socialist Republic of Vietnam	4.800	11-19-24		200,000	208,427

Corporate bonds 33.1%					$81,291,937
(Cost $82,021,506)
Communication services 4.8%					11,933,844
Diversified telecommunication services 1.3%
CenturyLink, Inc.	7.500	04-01-24		115,000	121,648
Frontier Communications Corp. (D)	8.500	04-01-26		55,000	51,150
GTP Acquisition Partners I LLC (D)	2.350	06-15-20		330,000	325,558
Intelsat Connect Finance SA (D)	9.500	02-15-23		125,000	120,938
Intelsat Jackson Holdings SA (D)	8.500	10-15-24		255,000	257,474
Intelsat Jackson Holdings SA (D)	9.500	09-30-22		305,000	353,038
Intelsat Jackson Holdings SA (D)	9.750	07-15-25		85,000	88,188
Iridium Communications, Inc. (D)	10.250	04-15-23		200,000	219,750
Level 3 Financing, Inc.	5.250	03-15-26		50,000	49,063
Level 3 Financing, Inc.	5.375	05-01-25		50,000	49,875
Radiate Holdco LLC (D)	6.875	02-15-23		105,000	101,850
Telecom Italia SpA	2.375	10-12-27	EUR	100,000	100,656
Telesat Canada (D)	8.875	11-15-24		140,000	150,500
UPCB Finance IV, Ltd. (D)	5.375	01-15-25		200,000	205,162
Verizon Communications, Inc.	3.376	02-15-25		316,000	315,921
Verizon Communications, Inc.	4.672	03-15-55		55,000	53,583
Verizon Communications, Inc.	4.750	11-01-41		60,000	61,167
Verizon Communications, Inc.	4.862	08-21-46		25,000	25,706
Verizon Communications, Inc.	5.012	04-15-49		140,000	146,543
West Corp. (D)	8.500	10-15-25		55,000	45,428
Zayo Group LLC (D)	5.750	01-15-27		50,000	48,500
Zayo Group LLC	6.375	05-15-25		260,000	258,050
Entertainment 0.3%
AMC Entertainment Holdings, Inc.	5.750	06-15-25		240,000	221,400
Fox Corp. (D)	4.709	01-25-29		110,000	114,020
Netflix, Inc. (D)	5.875	11-15-28		235,000	244,764
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	7

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Entertainment (continued)
Netflix, Inc. (D)	6.375	05-15-29	185,000	$196,505
Interactive media and services 0.5%
Baidu, Inc.	2.875	07-06-22	310,000	302,572
Baidu, Inc.	3.875	09-29-23	250,000	251,431
Baidu, Inc.	4.375	03-29-28	395,000	394,818
Tencent Holdings, Ltd.	3.800	02-11-25	325,000	326,995
Media 2.3%
Altice Financing SA (D)	7.500	05-15-26	255,000	246,713
Altice France SA (D)	7.375	05-01-26	250,000	245,843
Altice Luxembourg SA (D)	7.625	02-15-25	485,000	428,371
CCO Holdings LLC (D)	5.000	02-01-28	380,000	365,750
CCO Holdings LLC (D)	5.125	05-01-27	185,000	181,531
CCO Holdings LLC (D)	5.500	05-01-26	170,000	173,351
Charter Communications Operating LLC	4.908	07-23-25	240,000	248,620
Cirsa Finance International Sarl (D)	7.875	12-20-23	200,000	204,500
Clear Channel Worldwide Holdings, Inc.	6.500	11-15-22	165,000	168,713
Clear Channel Worldwide Holdings, Inc.	6.500	11-15-22	90,000	91,913
Comcast Corp.	3.150	03-01-26	95,000	93,103
Comcast Corp.	3.200	07-15-36	30,000	26,248
Comcast Corp.	3.300	02-01-27	549,000	536,994
Comcast Corp.	4.150	10-15-28	105,000	108,151
CSC Holdings LLC (D)	7.750	07-15-25	205,000	218,838
CSC Holdings LLC (D)	10.875	10-15-25	312,000	361,920
DISH DBS Corp.	6.750	06-01-21	110,000	112,475
DISH DBS Corp.	7.750	07-01-26	140,000	121,100
EMI Music Publishing Group North America Holdings, Inc. (D)	7.625	06-15-24	40,000	42,400
iHeartCommunications, Inc. (E)	9.000	12-15-19	580,000	403,100
iHeartCommunications, Inc. (E)	9.000	09-15-22	315,000	218,925
MDC Partners, Inc. (D)	6.500	05-01-24	215,000	185,975
Sirius XM Radio, Inc. (D)	5.000	08-01-27	55,000	53,761
Townsquare Media, Inc. (D)	6.500	04-01-23	145,000	133,763
Videotron, Ltd.	5.000	07-15-22	45,000	46,013
Videotron, Ltd. (D)	5.125	04-15-27	53,000	53,795
Virgin Media Finance PLC (D)	6.000	10-15-24	200,000	205,250
VTR Finance BV (D)	6.875	01-15-24	311,000	319,553
Wireless telecommunication services 0.4%
Oztel Holdings SPC, Ltd. (D)	6.625	04-24-28	200,000	195,298
Sprint Capital Corp.	8.750	03-15-32	135,000	146,320
Sprint Corp.	7.250	09-15-21	290,000	306,313
T-Mobile USA, Inc.	6.500	01-15-26	238,000	254,065
Vodafone Group PLC	4.375	05-30-28	235,000	232,926
8	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary 2.6%					$6,448,211
Auto components 0.1%
American Axle & Manufacturing, Inc.	6.250	04-01-25		100,000	99,760
Dana Financing Luxembourg Sarl (D)	5.750	04-15-25		60,000	59,625
Dana Financing Luxembourg Sarl (D)	6.500	06-01-26		75,000	76,500
Automobiles 0.5%
Ford Motor Credit Company LLC	5.085	01-07-21		200,000	203,718
General Motors Company (3 month LIBOR + 0.800%) (B)	3.539	08-07-20		165,000	164,252
General Motors Financial Company, Inc.	4.000	10-06-26		65,000	60,701
General Motors Financial Company, Inc.	4.200	11-06-21		170,000	172,172
General Motors Financial Company, Inc.	4.350	04-09-25		70,000	68,408
Tesla, Inc. (D)	5.300	08-15-25		545,000	485,050
Diversified consumer services 0.1%
Laureate Education, Inc. (D)	8.250	05-01-25		190,000	205,200
Hotels, restaurants and leisure 0.6%
Boyd Gaming Corp.	6.000	08-15-26		95,000	97,434
Caesars Resort Collection LLC (D)	5.250	10-15-25		181,000	171,724
Cedar Fair LP	5.375	04-15-27		105,000	105,131
LTF Merger Sub, Inc. (D)	8.500	06-15-23		100,000	102,250
Marriott Ownership Resorts, Inc. (D)	6.500	09-15-26		130,000	134,225
Merlin Entertainments PLC (D)	5.750	06-15-26		200,000	207,116
Scientific Games International, Inc.	10.000	12-01-22		204,000	214,455
Silversea Cruise Finance, Ltd. (D)	7.250	02-01-25		90,000	97,313
Stars Group Holdings BV (D)	7.000	07-15-26		100,000	102,331
VOC Escrow, Ltd. (D)	5.000	02-15-28		110,000	106,975
Yum! Brands, Inc.	5.350	11-01-43		130,000	111,150
Yum! Brands, Inc.	6.875	11-15-37		125,000	124,688
Household durables 0.2%
Taylor Morrison Communities, Inc. (D)	5.875	04-15-23		85,000	84,788
Tempur Sealy International, Inc.	5.500	06-15-26		110,000	109,725
Tempur Sealy International, Inc.	5.625	10-15-23		55,000	55,550
Weekley Homes LLC	6.625	08-15-25		55,000	51,838
William Lyon Homes, Inc.	7.000	08-15-22		96,000	96,240
Internet and direct marketing retail 1.1%
Alibaba Group Holding, Ltd.	3.600	11-28-24		695,000	701,553
Booking Holdings, Inc.	3.600	06-01-26		235,000	229,560
Booking Holdings, Inc.	3.650	03-15-25		300,000	297,216
Expedia Group, Inc.	2.500	06-03-22	EUR	100,000	118,273
Expedia Group, Inc.	5.000	02-15-26		625,000	646,501
QVC, Inc.	4.375	03-15-23		775,000	781,394
Leisure products 0.0%
Mattel, Inc. (D)	6.750	12-31-25		107,000	105,395
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	9

	Rate (%)	Maturity date		Par value^	Value
Consumer staples 1.0%					$2,376,591
Beverages 0.1%
Anheuser-Busch InBev Worldwide, Inc.	4.150	01-23-25		155,000	160,000
Food and staples retailing 0.2%
Albertsons Companies LLC	6.625	06-15-24		135,000	135,000
Iceland Bondco PLC	4.625	03-15-25	GBP	110,000	127,971
New Albertsons LP	7.450	08-01-29		65,000	57,216
New Albertsons LP	8.000	05-01-31		40,000	35,900
Food products 0.4%
B&G Foods, Inc.	5.250	04-01-25		225,000	215,278
Chobani LLC (D)	7.500	04-15-25		230,000	207,000
FAGE International SA (D)	5.625	08-15-26		200,000	163,000
Minerva Luxembourg SA (D)	6.500	09-20-26		200,000	193,750
Mriya Farming PLC (F)	0.000	12-31-25		434,000	22,177
Post Holdings, Inc. (D)	5.625	01-15-28		80,000	77,300
Post Holdings, Inc. (D)	5.750	03-01-27		65,000	64,106
Post Holdings, Inc. (D)	8.000	07-15-25		70,000	74,725
Household products 0.0%
Central Garden & Pet Company	5.125	02-01-28		110,000	101,750
Personal products 0.1%
Avon International Operations, Inc. (D)	7.875	08-15-22		95,000	97,850
Prestige Brands, Inc. (D)	6.375	03-01-24		150,000	150,750
Tobacco 0.2%
BAT International Finance PLC	4.000	09-04-26	GBP	100,000	139,375
Reynolds American, Inc.	4.000	06-12-22		135,000	136,633
Reynolds American, Inc.	4.450	06-12-25		215,000	216,810
Energy 6.7%					16,408,062
Energy equipment and services 0.3%
Archrock Partners LP	6.000	10-01-22		101,000	99,990
CSI Compressco LP	7.250	08-15-22		115,000	102,638
CSI Compressco LP (D)	7.500	04-01-25		225,000	218,250
Transocean Guardian, Ltd. (D)	5.875	01-15-24		75,600	76,829
Transocean, Inc. (D)	7.500	01-15-26		75,000	72,375
Transocean, Inc. (D)	9.000	07-15-23		60,000	63,300
USA Compression Partners LP	6.875	04-01-26		75,000	76,313
Oil, gas and consumable fuels 6.4%
APT Pipelines, Ltd. (D)	3.875	10-11-22		140,000	140,997
Berry Petroleum Company LLC (D)	7.000	02-15-26		100,000	99,750
Brazos Valley Longhorn LLC	6.875	02-01-25		75,000	76,031
Bruin E&P Partners LLC (D)	8.875	08-01-23		90,000	87,975
Carrizo Oil & Gas, Inc.	6.250	04-15-23		75,000	73,969
Carrizo Oil & Gas, Inc.	8.250	07-15-25		75,000	78,188
Cheniere Corpus Christi Holdings LLC	5.125	06-30-27		111,000	113,220
Cheniere Corpus Christi Holdings LLC	5.875	03-31-25		85,000	90,526
Cheniere Corpus Christi Holdings LLC	7.000	06-30-24		190,000	210,425
10	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
CNOOC Curtis Funding No. 1 Pty, Ltd.	4.500	10-03-23		400,000	$413,986
Consolidated Energy Finance SA (D)	6.500	05-15-26		180,000	170,550
Covey Park Energy LLC (D)	7.500	05-15-25		143,000	132,990
CrownRock LP (D)	5.625	10-15-25		200,000	193,750
DCP Midstream LP (7.375% to 12-15-22, then 3 month LIBOR + 5.148%) (G)	7.375	12-15-22		110,000	105,826
DCP Midstream Operating LP (D)	6.750	09-15-37		135,000	137,700
DCP Midstream Operating LP	8.125	08-16-30		75,000	86,625
Eclipse Resources Corp.	8.875	07-15-23		75,000	67,500
Enbridge, Inc. (6.000% to 1-15-27, then 3 month LIBOR + 3.890%)	6.000	01-15-77		220,000	215,611
Endeavor Energy Resources LP (D)	5.500	01-30-26		40,000	41,900
Endeavor Energy Resources LP (D)	5.750	01-30-28		85,000	90,525
Energy Transfer Operating LP	4.500	04-15-24		40,000	41,073
Energy Transfer Operating LP	4.950	06-15-28		60,000	61,135
Energy Transfer Operating LP	5.250	04-15-29		85,000	88,883
Eni SpA (D)	4.750	09-12-28		290,000	290,663
Exterran Energy Solutions LP	8.125	05-01-25		185,000	183,844
Gulfport Energy Corp.	6.375	05-15-25		180,000	161,100
Hess Corp.	4.300	04-01-27		345,000	333,216
Hess Corp.	7.875	10-01-29		75,000	87,894
Indigo Natural Resources LLC (D)	6.875	02-15-26		115,000	100,338
Jagged Peak Energy LLC (D)	5.875	05-01-26		195,000	196,950
KazMunayGas National Company JSC	4.750	04-19-27		300,000	302,750
Kosmos Energy, Ltd. (D)	7.875	08-01-21		240,000	243,960
Magnolia Oil & Gas Operating LLC (D)	6.000	08-01-26		265,000	264,338
Matador Resources Company	5.875	09-15-26		245,000	243,775
NGL Energy Partners LP	7.500	11-01-23		230,000	237,188
Noble Holding International, Ltd. (D)	7.875	02-01-26		55,000	51,425
Noble Holding International, Ltd.	8.950	04-01-45		100,000	82,000
NuStar Logistics LP	5.625	04-28-27		130,000	130,325
Parsley Energy LLC (D)	5.625	10-15-27		145,000	143,550
PDC Energy, Inc.	5.750	05-15-26		175,000	169,094
Pertamina Persero PT	5.625	05-20-43		600,000	599,204
Peru LNG Srl	5.375	03-22-30		200,000	204,610
Petrobras Global Finance BV	7.375	01-17-27		1,025,000	1,126,441
Petrobras Global Finance BV	8.750	05-23-26		585,000	690,013
Petroleos de Venezuela SA (E)	5.375	04-12-27		805,000	189,175
Petroleos de Venezuela SA (E)	6.000	05-16-24		1,205,000	271,125
Petroleos de Venezuela SA (E)	8.500	10-27-20		218,500	195,558
Petroleos de Venezuela SA (E)	9.000	11-17-21		3,785,000	1,003,025
Petroleos de Venezuela SA (E)	9.750	05-17-35		53,000	14,575
Petroleos de Venezuela SA (E)	9.750	05-17-35		40,000	11,000
Petroleos Mexicanos	4.875	01-24-22		375,000	371,996
Petroleos Mexicanos	4.875	02-21-28	EUR	100,000	112,286
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	11

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Petroleos Mexicanos	5.125	03-15-23	EUR	100,000	$121,646
Petroleos Mexicanos	5.375	03-13-22		185,000	185,398
Petroleos Mexicanos	5.500	01-21-21		355,000	359,526
Petroleos Mexicanos	5.625	01-23-46		955,000	749,580
Petroleos Mexicanos	6.375	02-04-21		465,000	478,387
Petroleos Mexicanos	6.500	01-23-29		90,000	85,172
Petroleos Mexicanos	6.500	06-02-41		205,000	178,350
Petroleos Mexicanos	7.470	11-12-26	MXN	1,500,000	59,824
Plains All American Pipeline LP	2.850	01-31-23		50,000	48,073
Plains All American Pipeline LP	3.850	10-15-23		115,000	114,380
Sabine Pass Liquefaction LLC	5.000	03-15-27		475,000	493,461
Sabine Pass Liquefaction LLC	5.750	05-15-24		100,000	108,217
Sabine Pass Liquefaction LLC	5.875	06-30-26		100,000	109,166
Seven Generations Energy, Ltd. (D)	5.375	09-30-25		250,000	240,625
Summit Midstream Holdings LLC	5.500	08-15-22		40,000	39,888
Summit Midstream Holdings LLC	5.750	04-15-25		40,000	38,200
Summit Midstream Partners LP (9.500% to 12-15-22, then 3 month LIBOR + 7.430%) (G)	9.500	12-15-22		55,000	50,875
Tallgrass Energy Partners LP (D)	5.500	09-15-24		130,000	132,802
Tapstone Energy LLC (D)	9.750	06-01-22		117,000	94,478
Targa Resources Partners LP	5.125	02-01-25		240,000	241,200
Targa Resources Partners LP (D)	6.500	07-15-27		45,000	47,588
Targa Resources Partners LP (D)	6.875	01-15-29		55,000	58,541
The Williams Companies, Inc.	3.900	01-15-25		90,000	90,167
The Williams Companies, Inc.	4.500	11-15-23		265,000	273,470
Transcanada Trust (4.650% to 5-18-27, then 3 month CDOR + 3.080%)	4.650	05-18-77	CAD	70,000	49,380
Transcontinental Gas Pipe Line Company LLC	4.000	03-15-28		70,000	69,299
Transcontinental Gas Pipe Line Company LLC	4.600	03-15-48		100,000	95,308
TransMontaigne Partners LP	6.125	02-15-26		75,000	69,188
Vine Oil & Gas LP (D)	9.750	04-15-23		100,000	83,000
YPF SA (D)	8.500	03-23-21		100,000	102,625
Financials 4.2%					10,233,509
Banks 1.8%
Banco de Credito del Peru (D)	4.850	10-30-20	PEN	350,000	105,578
Banco Santander Chile (D)	3.875	09-20-22		150,000	151,575
Bank of America Corp.	3.300	01-11-23		530,000	531,577
Bank of America Corp.	4.000	04-01-24		500,000	514,245
Bank of America Corp. (3.366% to 1-23-25, then 3 month LIBOR + 0.810%)	3.366	01-23-26		300,000	295,048
12	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
Barclays PLC (4.610% to 2-15-22, then 3 month LIBOR + 1.400%)	4.610	02-15-23		200,000	$202,546
BBVA Bancomer SA (D)	4.375	04-10-24		315,000	315,394
CaixaBank SA (2.750% to 7-14-23, then 5 Year Euro Swap Rate + 2.350%)	2.750	07-14-28	EUR	400,000	456,347
CIT Group, Inc.	4.125	03-09-21		25,000	25,273
CIT Group, Inc.	5.250	03-07-25		55,000	57,475
CIT Group, Inc.	6.125	03-09-28		50,000	54,125
DNB Boligkreditt AS	1.875	11-21-22	EUR	165,000	200,276
European Investment Bank (D)	6.950	02-06-20	IDR	500,000,000	35,283
European Investment Bank	8.000	04-01-20	TRY	150,000	25,537
First Abu Dhabi Bank PJSC (5.250% to 6-17-20, then 5 Year U.S. Swap Rate + 3.350%) (G)	5.250	06-17-20		250,000	251,300
Freedom Mortgage Corp. (D)	8.125	11-15-24		110,000	103,125
Freedom Mortgage Corp. (D)	8.250	04-15-25		70,000	65,800
Heta Asset Resolution AG	2.375	12-13-22	EUR	100,000	122,590
HSBC Holdings PLC	2.650	01-05-22		200,000	196,880
ING Bank NV (3.625% to 2-25-21, then 5 Year Euro Swap Rate + 2.250%)	3.625	02-25-26	EUR	100,000	120,283
Inter-American Development Bank	4.400	01-26-26	CAD	50,000	42,610
JPMorgan Chase & Co.	3.900	07-15-25		80,000	81,806
JPMorgan Chase & Co. (3.797% to 7-23-23, then 3 month LIBOR + 0.890%)	3.797	07-23-24		75,000	76,071
Landsbankinn HF	1.625	03-15-21	EUR	120,000	138,121
Nordea Hypotek AB	1.000	04-08-22	SEK	600,000	66,389
Standard Chartered Bank	9.000	03-19-29	IDR	1,750,000,000	133,416
Standard Chartered PLC (4.000% to 10-21-20, then 5 Year Euro Swap Rate + 2.300%)	4.000	10-21-25	EUR	100,000	118,885
Capital markets 0.5%
LPL Holdings, Inc. (D)	5.750	09-15-25		260,000	262,925
The Goldman Sachs Group, Inc.	3.500	11-16-26		545,000	524,386
The Goldman Sachs Group, Inc.	3.850	07-08-24		210,000	211,501
The Goldman Sachs Group, Inc.	5.500	10-12-21	GBP	15,000	21,600
UBS AG	1.375	04-16-21	EUR	126,000	147,802
Consumer finance 0.9%
Capital One Bank USA NA	3.375	02-15-23		790,000	778,911
DAE Funding LLC (D)	4.500	08-01-22		70,000	69,300
DAE Funding LLC (D)	5.000	08-01-24		80,000	79,300
DAE Funding LLC (D)	5.250	11-15-21		115,000	116,581
Discover Financial Services	3.750	03-04-25		610,000	594,830
Discover Financial Services	4.100	02-09-27		150,000	145,975
Navient Corp.	6.125	03-25-24		100,000	97,500
Navient Corp.	6.750	06-25-25		35,000	34,256
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	13

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Consumer finance (continued)
Navient Corp.	6.750	06-15-26		50,000	$48,000
Navient Corp.	7.250	09-25-23		55,000	56,719
Springleaf Finance Corp.	6.875	03-15-25		135,000	138,375
Springleaf Finance Corp.	7.125	03-15-26		35,000	35,438
Diversified financial services 0.4%
Emirates NBD Tier 1, Ltd. (5.750% to 5-30-19, then 6 Year U.S. Swap Rate + 4.513%) (G)	5.750	05-30-19		200,000	199,900
GE Capital European Funding Unlimited Company	4.625	02-22-27	EUR	100,000	134,869
GE Capital International Funding Company Unlimited Company	4.418	11-15-35		205,000	185,172
NFP Corp. (D)	6.875	07-15-25		63,000	60,008
Refinitiv US Holdings, Inc. (D)	6.250	05-15-26		50,000	50,500
Refinitiv US Holdings, Inc. (D)	8.250	11-15-26		132,000	129,154
Voya Financial, Inc.	3.125	07-15-24		200,000	193,538
Insurance 0.6%
Acrisure LLC (D)	7.000	11-15-25		50,000	44,154
AIA Group, Ltd. (D)	3.900	04-06-28		385,000	387,846
American International Group, Inc.	3.900	04-01-26		26,000	25,345
AmWINS Group, Inc. (D)	7.750	07-01-26		130,000	133,250
CNO Financial Group, Inc.	5.250	05-30-25		135,000	138,375
HUB International, Ltd. (D)	7.000	05-01-26		145,000	142,100
MetLife, Inc.	5.250	06-29-20	GBP	50,000	69,472
Nationstar Mortgage Holdings, Inc. (D)	8.125	07-15-23		100,000	101,750
Willis North America, Inc.	3.600	05-15-24		315,000	311,904
Thrifts and mortgage finance 0.0%
Nationstar Mortgage LLC	6.500	07-01-21		75,000	75,218
Health care 2.9%					7,046,846
Biotechnology 0.3%
AbbVie, Inc.	3.600	05-14-25		140,000	137,327
Shire Acquisitions Investments Ireland DAC	2.875	09-23-23		200,000	192,950
Shire Acquisitions Investments Ireland DAC	2.875	09-23-23		365,000	352,286
Health care equipment and supplies 0.5%
Avantor, Inc. (D)	9.000	10-01-25		300,000	321,750
Becton, Dickinson and Company	3.363	06-06-24		270,000	265,663
Becton, Dickinson and Company	3.700	06-06-27		355,000	343,899
Becton, Dickinson and Company	3.734	12-15-24		135,000	135,038
Hill-Rom Holdings, Inc. (D)	5.750	09-01-23		50,000	51,438
Kinetic Concepts, Inc. (D)	12.500	11-01-21		185,000	200,494
Health care providers and services 1.4%
Catholic Health Initiatives	2.950	11-01-22		85,000	83,088
Cigna Corp. (D)	4.375	10-15-28		175,000	177,390
Cigna Corp. (D)	4.900	12-15-48		210,000	209,091
14	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Health care providers and services (continued)
Community Health Systems, Inc. (D)	8.625	01-15-24		185,000	$190,088
CVS Health Corp.	3.700	03-09-23		745,000	749,573
DaVita, Inc.	5.000	05-01-25		180,000	173,646
DaVita, Inc.	5.125	07-15-24		180,000	178,200
Eagle Holding Company II LLC (7.625% Cash or 8.375% PIK) (D)	7.625	05-15-22		40,000	40,100
Express Scripts Holding Company	3.400	03-01-27		225,000	214,284
Express Scripts Holding Company	4.500	02-25-26		115,000	117,712
HCA, Inc.	5.875	02-15-26		90,000	95,063
Humana, Inc.	3.850	10-01-24		160,000	160,483
Kaiser Foundation Hospitals	3.500	04-01-22		200,000	202,679
MPH Acquisition Holdings LLC (D)	7.125	06-01-24		95,000	94,644
Surgery Center Holdings, Inc. (D)	8.875	04-15-21		95,000	96,663
Tenet Healthcare Corp.	5.125	05-01-25		120,000	118,950
Tenet Healthcare Corp.	8.125	04-01-22		120,000	128,100
UnitedHealth Group, Inc.	3.500	02-15-24		60,000	60,830
UnitedHealth Group, Inc.	3.700	12-15-25		185,000	189,345
UnitedHealth Group, Inc.	3.875	12-15-28		55,000	56,458
Health care technology 0.0%
Change Healthcare Holdings LLC (D)	5.750	03-01-25		110,000	107,355
Life sciences tools and services 0.1%
PerkinElmer, Inc.	1.875	07-19-26	EUR	100,000	113,685
Pharmaceuticals 0.6%
Bausch Health Americas, Inc. (D)	9.250	04-01-26		230,000	247,825
Bausch Health Companies, Inc. (D)	5.500	11-01-25		80,000	80,700
Bausch Health Companies, Inc. (D)	7.000	03-15-24		270,000	284,513
Bausch Health Companies, Inc. (D)	9.000	12-15-25		170,000	182,272
Bayer US Finance II LLC (D)	3.875	12-15-23		345,000	343,960
Endo Finance LLC (D)	7.250	01-15-22		95,000	91,171
Teva Pharmaceutical Finance Netherlands III BV	6.000	04-15-24		255,000	258,133
Industrials 2.6%					6,335,500
Aerospace and defense 0.2%
Arconic, Inc.	6.150	08-15-20		300,000	309,750
Bombardier, Inc. (D)	8.750	12-01-21		80,000	88,000
Air freight and logistics 0.2%
Mexico City Airport Trust (D)	5.500	07-31-47		400,000	345,000
Park-Ohio Industries, Inc.	6.625	04-15-27		35,000	34,388
Promontoria Holding 264 BV (D)	6.750	08-15-23	EUR	110,000	127,063
Airlines 0.6%
American Airlines 2013-1 Class B Pass Through Trust (D)	5.625	01-15-21		45,199	45,547
American Airlines 2014-1 Class B Pass Through Trust	4.375	04-01-24		26,326	26,260
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	15

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Airlines (continued)
American Airlines 2015-1 Class B Pass Through Trust	3.700	11-01-24		47,649	$46,558
American Airlines 2016-1 Class AA Pass Through Trust	3.575	07-15-29		180,528	175,978
American Airlines 2016-2 Class A Pass Through Trust	3.650	12-15-29		215,880	207,396
American Airlines 2016-3 Class B Pass Through Trust	3.750	04-15-27		100,278	96,908
American Airlines 2017-2 Class AA Pass Through Trust	3.350	04-15-31		97,294	93,529
American Airlines 2017-2 Class B Pass Through Trust	3.700	04-15-27		128,175	124,343
Delta Air Lines 2010-2 Class A Pass Through Trust	4.950	11-23-20		7,917	7,936
Delta Air Lines 2011-1 Class A Pass Through Trust	5.300	10-15-20		22,196	22,259
Delta Air Lines, Inc.	3.625	03-15-22		215,000	214,271
Delta Air Lines, Inc.	4.375	04-19-28		200,000	192,059
US Airways 2012-2 Class A Pass Through Trust	4.625	12-03-26		160,073	164,331
Building products 0.1%
American Woodmark Corp. (D)	4.875	03-15-26		105,000	102,375
PGT Escrow Issuer, Inc. (D)	6.750	08-01-26		75,000	77,250
Commercial services and supplies 0.3%
Brambles USA, Inc. (D)	4.125	10-23-25		90,000	90,327
Prime Security Services Borrower LLC (D)	9.250	05-15-23		262,000	276,279
TMS International Corp. (D)	7.250	08-15-25		310,000	296,050
Construction and engineering 0.5%
CCCI Treasure, Ltd. (3.500% to 4-21-20, then 5 Year CMT + 7.192%) (G)	3.500	04-21-20		200,000	198,696
CRCC Yupeng, Ltd. (3.950% to 8-1-19, then 5 Year CMT + 7.251%) (G)	3.950	08-01-19		200,000	198,800
Heathrow Funding, Ltd. (D)	4.875	07-15-23		420,000	431,046
Kissner Holdings LP (D)	8.375	12-01-22		202,000	210,585
Transurban Finance Company Pty, Ltd. (D)	3.375	03-22-27		170,000	159,358
Transurban Finance Company Pty, Ltd. (D)	4.125	02-02-26		50,000	49,566
Electrical equipment 0.1%
Sensata Technologies UK Financing Company PLC (D)	6.250	02-15-26		200,000	211,000
Industrial conglomerates 0.1%
General Electric Company	2.125	05-17-37	EUR	100,000	98,743
Hutchison Whampoa International 14, Ltd.	3.625	10-31-24		250,000	249,481
Machinery 0.1%
Apex Tool Group LLC (D)	9.000	02-15-23		155,000	143,375
Welbilt, Inc.	9.500	02-15-24		30,000	32,288
16	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Professional services 0.0%
Thomson Reuters Corp.	3.350	05-15-26		95,000	$88,559
Road and rail 0.0%
Avis Budget Car Rental LLC (D)	6.375	04-01-24		75,000	76,500
Trading companies and distributors 0.3%
American Builders & Contractors Supply Company, Inc. (D)	5.875	05-15-26		110,000	111,788
Avolon Holdings Funding, Ltd. (D)	5.125	10-01-23		60,000	60,600
Avolon Holdings Funding, Ltd. (D)	5.500	01-15-23		135,000	138,402
H&E Equipment Services, Inc.	5.625	09-01-25		115,000	113,850
HD Supply, Inc. (D)	5.375	10-15-26		130,000	131,950
Park Aerospace Holdings, Ltd. (D)	4.500	03-15-23		50,000	49,625
Park Aerospace Holdings, Ltd. (D)	5.250	08-15-22		55,000	56,304
United Rentals North America, Inc.	6.500	12-15-26		81,000	84,544
Transportation infrastructure 0.1%
Autoridad del Canal de Panama (D)	4.950	07-29-35		200,000	208,250
Jasa Marga Persero Tbk PT (D)	7.500	12-11-20	IDR	1,000,000,000	68,333
Information technology 0.9%					2,187,150
Communications equipment 0.1%
Hughes Satellite Systems Corp.	6.625	08-01-26		150,000	147,563
ViaSat, Inc. (D)	5.625	09-15-25		62,000	60,450
Electronic equipment, instruments and components 0.2%
Arrow Electronics, Inc.	4.000	04-01-25		180,000	174,215
Avnet, Inc.	4.875	12-01-22		205,000	209,763
IT services 0.1%
GTT Communications, Inc. (D)	7.875	12-31-24		160,000	138,000
Travelport Corporate Finance PLC (D)	6.000	03-15-26		140,000	148,925
VeriSign, Inc.	4.750	07-15-27		95,000	93,813
Semiconductors and semiconductor equipment 0.2%
Broadcom Corp.	3.125	01-15-25		145,000	134,387
Broadcom Corp.	3.625	01-15-24		230,000	223,518
NXP BV (D)	4.875	03-01-24		110,000	113,172
Software 0.2%
AssuredPartners, Inc. (D)	7.000	08-15-25		70,000	66,500
Fair Isaac Corp. (D)	5.250	05-15-26		125,000	126,250
Solera LLC (D)	10.500	03-01-24		315,000	341,381
Technology hardware, storage and peripherals 0.1%
Harland Clarke Holdings Corp. (D)	6.875	03-01-20		65,000	64,675
Harland Clarke Holdings Corp. (D)	8.375	08-15-22		155,000	144,538
Materials 2.3%					5,774,759
Chemicals 0.9%
CNAC HK Finbridge Company, Ltd.	4.625	03-14-23		800,000	815,933
CVR Partners LP (D)	9.250	06-15-23		365,000	385,039
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	17

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Chemicals (continued)
Element Solutions, Inc. (D)	5.875	12-01-25	85,000	$86,010
Equate Petrochemical BV	4.250	11-03-26	400,000	398,989
Koppers, Inc. (D)	6.000	02-15-25	125,000	109,375
Kraton Polymers LLC (D)	7.000	04-15-25	80,000	80,900
Syngenta Finance NV (D)	3.933	04-23-21	310,000	309,079
Construction materials 0.1%
Boral Finance Pty, Ltd. (D)	3.000	11-01-22	25,000	24,243
Martin Marietta Materials, Inc.	4.250	07-02-24	140,000	142,214
New Enterprise Stone & Lime Company, Inc. (D)	6.250	03-15-26	50,000	48,375
Summit Materials LLC (D)	5.125	06-01-25	55,000	52,525
Containers and packaging 0.3%
Ardagh Packaging Finance PLC (D)	7.250	05-15-24	290,000	302,325
BWAY Holding Company (D)	7.250	04-15-25	235,000	222,956
Pactiv LLC	7.950	12-15-25	75,000	73,031
Reynolds Group Issuer, Inc. (D)	7.000	07-15-24	175,000	179,197
Metals and mining 1.0%
Aleris International, Inc. (D)	10.750	07-15-23	50,000	52,125
Anglo American Capital PLC (D)	4.000	09-11-27	210,000	197,877
Big River Steel LLC (D)	7.250	09-01-25	47,000	48,704
Constellium NV (D)	6.625	03-01-25	420,000	423,150
Corp. Nacional del Cobre de Chile (D)	3.625	08-01-27	200,000	197,236
First Quantum Minerals, Ltd. (D)	7.250	05-15-22	200,000	201,250
FMG Resources August 2006 Pty, Ltd. (D)	5.125	03-15-23	75,000	74,813
FMG Resources August 2006 Pty, Ltd. (D)	5.125	05-15-24	115,000	113,850
Freeport-McMoRan, Inc.	5.400	11-14-34	285,000	260,063
Freeport-McMoRan, Inc.	5.450	03-15-43	225,000	197,438
Hudbay Minerals, Inc. (D)	7.250	01-15-23	95,000	97,850
Indonesia Asahan Aluminium Persero PT (D)	5.710	11-15-23	200,000	211,097
Joseph T Ryerson & Son, Inc. (D)	11.000	05-15-22	140,000	146,825
New Gold, Inc. (D)	6.375	05-15-25	135,000	109,350
Zekelman Industries, Inc. (D)	9.875	06-15-23	200,000	212,940
Real estate 1.9%				4,594,757
Equity real estate investment trusts 1.7%
Alexandria Real Estate Equities, Inc.	3.450	04-30-25	205,000	199,952
Alexandria Real Estate Equities, Inc.	3.950	01-15-28	295,000	288,491
American Campus Communities Operating Partnership LP	3.625	11-15-27	100,000	95,061
Boston Properties LP	3.650	02-01-26	140,000	137,865
Brixmor Operating Partnership LP	3.850	02-01-25	105,000	102,610
Brixmor Operating Partnership LP	4.125	06-15-26	360,000	351,585
Crown Castle Towers LLC (D)	3.222	05-15-42	25,000	24,867
Healthcare Realty Trust, Inc.	3.625	01-15-28	400,000	378,985
18	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Highwoods Realty LP	4.125	03-15-28		155,000	$153,324
Kilroy Realty LP	3.800	01-15-23		170,000	170,436
MPT Operating Partnership LP	6.375	03-01-24		95,000	99,513
Regency Centers LP	3.600	02-01-27		115,000	111,551
Regency Centers LP	4.125	03-15-28		60,000	60,125
SBA Tower Trust (D)	3.168	04-09-47		295,000	291,798
SBA Tower Trust (D)	3.869	10-15-49		550,000	554,859
Societe Fonciere Lyonnaise SA	2.250	11-16-22	EUR	100,000	119,710
Ventas Realty LP	4.400	01-15-29		230,000	234,271
VEREIT Operating Partnership LP	3.950	08-15-27		166,000	158,873
VEREIT Operating Partnership LP	4.600	02-06-24		245,000	248,929
VEREIT Operating Partnership LP	4.875	06-01-26		248,000	252,912
VICI Properties 1 LLC	8.000	10-15-23		51,750	56,537
Real estate management and development 0.2%
Longfor Group Holdings, Ltd.	4.500	01-16-28		400,000	373,748
The Howard Hughes Corp. (D)	5.375	03-15-25		130,000	128,755
Utilities 3.2%					7,952,708
Electric utilities 2.5%
Ausgrid Finance Pty, Ltd. (D)	3.850	05-01-23		105,000	105,354
Comision Federal de Electricidad (D)	4.875	01-15-24		200,000	200,870
DPL, Inc.	7.250	10-15-21		165,000	176,963
Enel Americas SA	4.000	10-25-26		300,000	292,500
Enel Chile SA	4.875	06-12-28		255,000	264,285
Enel Finance International NV (D)	2.750	04-06-23		380,000	360,915
Eskom Holdings SOC, Ltd.	5.750	01-26-21		200,000	198,474
Eskom Holdings SOC, Ltd. (D)	6.350	08-10-28		200,000	204,874
Eskom Holdings SOC, Ltd.	7.125	02-11-25		900,000	906,453
Eskom Holdings SOC, Ltd. (D)	8.450	08-10-28		435,000	461,581
FirstEnergy Corp.	3.900	07-15-27		425,000	420,773
FirstEnergy Transmission LLC (D)	4.350	01-15-25		195,000	198,568
Israel Electric Corp., Ltd. (D)	4.250	08-14-28		200,000	197,322
Israel Electric Corp., Ltd.	7.750	12-15-27		250,000	305,203
Pacific Gas & Electric Company (E)	3.950	12-01-47		105,000	81,900
Pacific Gas & Electric Company (E)	4.000	12-01-46		45,000	35,100
Perusahaan Listrik Negara PT	4.125	05-15-27		200,000	191,347
Perusahaan Listrik Negara PT (D)	5.450	05-21-28		300,000	312,536
Southern California Edison Company	2.900	03-01-21		35,000	34,598
Southern California Edison Company	3.875	06-01-21		20,000	20,124
Southern California Edison Company	4.125	03-01-48		125,000	115,053
State Grid Overseas Investment 2016, Ltd. (D)	2.750	05-04-22		520,000	510,599
State Grid Overseas Investment 2016, Ltd.	2.875	05-18-26		200,000	187,473
The Southern Company	3.250	07-01-26		205,000	195,434
Vistra Operations Company LLC (D)	5.500	09-01-26		125,000	129,688
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	19

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Independent power and renewable electricity producers 0.6%
Calpine Corp. (D)	5.875	01-15-24	63,000	$64,260
Clearway Energy Operating LLC (D)	5.750	10-15-25	75,000	73,688
NextEra Energy Operating Partners LP (D)	4.500	09-15-27	105,000	99,750
NRG Energy, Inc.	5.750	01-15-28	80,000	82,100
NRG Energy, Inc.	6.625	01-15-27	225,000	239,625
NRG Energy, Inc.	7.250	05-15-26	380,000	411,825
Terraform Global Operating LLC (D)	6.125	03-01-26	137,000	131,863
TerraForm Power Operating LLC (D)	4.250	01-31-23	30,000	29,721
TerraForm Power Operating LLC (D)	5.000	01-31-28	40,000	38,000
The AES Corp.	5.125	09-01-27	95,000	97,613
The AES Corp.	6.000	05-15-26	148,000	155,770
Vistra Energy Corp. (D)	8.000	01-15-25	25,000	26,688
Vistra Energy Corp. (D)	8.125	01-30-26	90,000	97,425
Multi-utilities 0.1%
NiSource, Inc. (5.650% to 6-15-23, then 5 Year CMT + 2.843%) (D)(G)	5.650	06-15-23	147,000	141,855
Sempra Energy	3.250	06-15-27	72,000	67,157

Sempra Energy	3.400	02-01-28	93,000	87,381
Convertible bonds 0.0%				$56,559
(Cost $59,000)
Financials 0.0%				56,559
Insurance 0.0%

AXA SA (D)	7.250	05-15-21	59,000	56,559
Municipal bonds 0.4%				$894,597
(Cost $853,222)
Chicago Metropolitan Water Reclamation District (Illinois)	5.720	12-01-38	165,000	198,178
District of Columbia	5.591	12-01-34	40,000	47,093
Florida Hurricane Catastrophe Fund Finance Corp., Series A	2.995	07-01-20	265,000	264,995
Florida State Board of Administration Finance Corp.	2.163	07-01-19	85,000	84,863
South Carolina State Public Service Authority	4.322	12-01-27	260,000	259,748

Virginia Commonwealth Transportation Board	5.350	05-15-35	35,000	39,720
Term loans (H) 1.3%				$3,212,259
(Cost $3,462,701)
Communication services 0.4%				985,016
Diversified telecommunication services 0.0%
Cyxtera DC Holdings, Inc., 2nd Lien Term Loan (1 month LIBOR + 7.250%)	9.770	05-01-25	60,000	54,420
20	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media 0.4%
ABG Intermediate Holdings 2 LLC, 2017 1st Lien Add-On Term Loan (1 month LIBOR + 3.500%)	5.993	09-26-24	247,913	$244,043
iHeartCommunications, Inc., Term Loan D (E)	0.000	01-30-20	900,000	627,372
iHeartCommunications, Inc., USD Extended Term Loan E (E)	0.000	07-30-19	85,000	59,181
Consumer discretionary 0.3%				643,125
Auto components 0.1%
Truck Hero, Inc., 2nd Lien Term Loan (1 month LIBOR + 8.250%)	10.743	04-21-25	315,000	307,125
Specialty retail 0.2%
Jo-Ann Stores LLC, 2018 2nd Lien Term Loan (3 month LIBOR + 9.250%)	12.011	05-21-24	350,000	336,000
Financials 0.0%				105,108
Capital markets 0.0%
VFH Parent LLC, 2018 Term Loan (3 month LIBOR + 2.750%)	5.554	12-30-21	48,620	48,721
Diversified financial services 0.0%
Bronco Midstream Funding LLC, Term Loan B (1 month LIBOR + 3.500%)	5.990	08-14-23	7,131	7,095
Sam BidCo SAS, USD Repriced Term Loan B (3 month LIBOR + 3.500%)	6.303	12-13-24	50,000	49,292
Health care 0.2%				392,115
Health care providers and services 0.2%
PharMerica Corp., 1st Lien Term Loan (1 month LIBOR + 3.500%)	5.981	12-06-24	292,788	292,240
PharMerica Corp., 2nd Lien Term Loan (1 month LIBOR + 7.750%)	10.231	12-05-25	100,000	99,875
Industrials 0.3%				745,400
Aerospace and defense 0.3%
StandardAero Aviation Holdings, Inc., 1st Lien Term Loan (1 month LIBOR + 3.750%)	6.240	07-07-22	621,466	622,243
Professional services 0.0%
Institutional Shareholder Services, Inc., 2017 1st Lien Term Loan (3 month LIBOR + 3.750%)	6.553	10-16-24	113,438	112,870
Institutional Shareholder Services, Inc., 2017 Delayed Draw Term Loan (3 month LIBOR + 3.750%)	6.517	10-16-24	10,339	10,287
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	21

	Rate (%)	Maturity date	Par value^	Value
Information technology 0.0%				$132,948
Software 0.0%
AssuredPartners, Inc., 2017 1st Lien Add-On Term Loan (1 month LIBOR + 3.250%)	5.743	10-22-24	125,099	123,848
Renaissance Holdings Corp., 2018 2nd Lien Term Loan (1 month LIBOR + 7.000%)	9.493	05-29-26	10,000	9,100
Materials 0.1%				208,547
Chemicals 0.1%
ASP Chromaflo Intermediate Holdings, Inc., 2016 2nd Lien Term Loan (1 month LIBOR + 8.000%)	10.493	11-18-24	71,875	70,797

Encapsys LLC, 2nd Lien Term Loan (1 month LIBOR + 7.500%)	9.993	11-07-25	145,000	137,750
Collateralized mortgage obligations 6.0%				$14,731,118
(Cost $14,659,236)
Commercial and residential 4.5%				11,163,456
225 Liberty Street Trust Series 2016-225L, Class A (D)	3.597	02-10-36	100,000	100,773
280 Park Avenue Mortgage Trust
Series 2015-280P, Class A (1 month LIBOR + 0.880%) (B)(D)	3.369	09-15-34	300,000	300,091
Series 2015-280P, Class B (1 month LIBOR + 1.080%) (B)(D)	3.569	09-15-34	120,000	119,473
Ashford Hospitality Trust Series 2018-ASHF, Class A (1 month LIBOR + 0.900%) (B)(D)	3.389	04-15-35	116,296	115,495
Atrium Hotel Portfolio Trust
Series 2017-ATRM, Class A (1 month LIBOR + 0.930%) (B)(D)	3.419	12-15-36	335,000	333,317
Series 2017-ATRM, Class B (1 month LIBOR + 1.500%) (B)(D)	3.989	12-15-36	125,000	124,529
BANK Series 2017-BNK5, Class B (I)	3.896	06-15-60	95,000	94,388
Citigroup Commercial Mortgage Trust Series 2014-GC21, Class AS	4.026	05-10-47	365,000	371,156
CLNS Trust Series 2017-IKPR, Class A (1 month LIBOR + 0.800%) (B)(D)	3.317	06-11-32	100,000	99,591
COLT Mortgage Loan Trust
Series 2017-2, Class A3A (D)(I)	2.773	10-25-47	36,205	36,008
Series 2018-1, Class A2 (D)(I)	2.981	02-25-48	47,999	47,518
Series 2018-3, Class A1 (D)(I)	3.692	10-26-48	158,344	158,573
Series 2018-4, Class A1 (D)(I)	4.006	12-28-48	279,989	280,843
Series 2018-4, Class A2 (D)(I)	4.108	12-28-48	161,350	161,809
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2013-CR12, Class A4	4.046	10-10-46	255,000	264,150
Series 2015-CR24, Class A5	3.696	08-10-48	20,000	20,388
Series 2015-CR25, Class B (I)	4.544	08-10-48	430,000	442,477
22	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Commercial Mortgage Trust (Deutsche Bank AG) Series 2016-DC2, Class A5	3.765	02-10-49	1,590,000	$1,617,608
Connecticut Avenue Securities Trust Series 2018-R07, Class 1M1 (1 month LIBOR + 0.750%) (B)(D)	3.240	04-25-31	163,922	163,867
Credit Suisse Commercial Mortgage Trust Series 2015-GLPB, Class B (D)(I)	3.811	11-15-34	190,000	193,417
Eleven Madison Mortgage Trust Series 2015-11MD, Class A (D)(I)	3.555	09-10-35	200,000	201,861
Flagstar Mortgage Trust Series 2017-2, Class B1 (D)(I)	4.136	10-25-47	141,128	142,524
Galton Funding Mortgage Trust Series 2018-1, Class A23 (D)(I)	3.500	11-25-57	222,424	219,436
Great Wolf Trust Series 2017, Class B (1 month LIBOR + 1.100%) (B)(D)	3.689	09-15-34	190,000	189,759
Hilton Orlando Trust Series 2018-ORL, Class A (1 month LIBOR + 0.770%) (B)(D)	3.259	12-15-34	215,000	213,381
InTown Hotel Portfolio Trust Series 2018-STAY, Class B (1 month LIBOR + 1.050%) (B)(D)	3.539	01-15-33	100,000	98,946
JPMBB Commercial Mortgage Securities Trust Series 2014-C22, Class A4	3.801	09-15-47	85,000	87,413
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-JP2, Class AS	3.056	08-15-49	135,000	129,578
Series 2018-WPT, Class AFX (D)	4.248	07-05-33	65,000	67,794
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C28, Class C (I)	4.594	01-15-49	460,000	462,168
Series 2016-C30, Class A5	2.860	09-15-49	1,601,000	1,535,594
Morgan Stanley Capital I Trust
Series 2017-H1, Class B	4.075	06-15-50	105,000	104,647
Series 2017-JWDR, Class B (1 month LIBOR + 1.200%) (B)(D)	3.689	11-15-34	195,000	195,121
Palisades Center Trust Series 2016-PLSD, Class A (D)	2.713	04-13-33	305,000	300,719
Seasoned Credit Risk Transfer Trust Series 2017-2, Class M1 (D)(I)	4.000	08-25-56	110,000	107,241
Sequoia Mortgage Trust
Series 2017-CH1, Class A2 (D)(I)	3.500	08-25-47	266,278	263,663
Series 2017-CH2, Class A19 (D)(I)	4.000	12-25-47	211,424	211,510
Series 2018-CH1, Class A2 (D)(I)	3.500	02-25-48	82,567	82,517
Series 2018-CH2, Class A21 (D)(I)	4.000	06-25-48	193,728	194,527
Series 2018-CH3, Class A2 (D)(I)	4.000	08-25-48	292,101	294,168
SLIDE Series 2018-FUN, Class E (1 month LIBOR + 2.300%) (B)(D)	4.789	06-15-31	182,931	182,928
Starwood Mortgage Residential Trust Series 2018-IMC2, Class A1 (D)(I)	4.121	10-25-48	310,888	313,784
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	23

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Vendee Mortgage Trust Series 1996-3, Class 4 (I)	9.793	03-15-25	53	$54
Verus Securitization Trust Series 2018-3, Class A2 (D)(I)	4.180	10-25-58	224,305	225,195
Wells Fargo Commercial Mortgage Trust Series 2017-C38, Class B (I)	3.917	07-15-50	100,000	99,641
Worldwide Plaza Trust Series 2017-WWP, Class A (D)	3.526	11-10-36	195,000	193,816
U.S. Government Agency 1.5%				3,567,662
Federal Home Loan Mortgage Corp.
Series 199, Class PO	1.088	08-01-28	739	666
Series 2014-HQ2, Class M2 (1 month LIBOR + 2.200%) (B)	4.690	09-25-24	162,750	165,928
Series 2015-DNA3, Class M2 (1 month LIBOR + 2.850%) (B)	5.340	04-25-28	120,654	123,653
Series 2015-HQ1, Class M2 (1 month LIBOR + 2.200%) (B)	4.690	03-25-25	267	267
Series 2015-HQ2, Class M2 (1 month LIBOR + 1.950%) (B)	4.440	05-25-25	166,711	169,633
Series 2016-DNA1, Class M2 (1 month LIBOR + 2.900%) (B)	5.406	07-25-28	168,809	171,823
Series 2016-DNA3, Class M2 (1 month LIBOR + 2.000%) (B)	4.490	12-25-28	162,052	163,473
Series 2016-HQA3, Class M2 (1 month LIBOR + 1.350%) (B)	3.840	03-25-29	250,000	251,747
Series 2017-HQA2, Class M1 (1 month LIBOR + 0.800%) (B)	3.290	12-25-29	168,408	168,408
Series 2017-SC01, Class M1 (D)(I)	3.596	12-25-46	171,388	170,670
Series 2018-DNA1, Class M1 (1 month LIBOR + 0.450%) (B)	2.940	07-25-30	77,860	77,531
Series 2018-SPI1, Class M2 (D)(I)	3.745	02-25-48	55,000	49,608
Series 2019-DNA1, Class M1 (1 month LIBOR + 0.900%) (B)(D)	3.390	01-25-49	1,400,000	1,402,592
Federal National Mortgage Association Series 2018-C04, Class 2M2 (1 month LIBOR + 2.550%) (B)	5.040	12-25-30	285,000	287,699
Government National Mortgage Association
Series 2012-94, Class BI IO	4.000	05-20-37	121,814	14,115
Series 2013-24, Class OI IO	4.000	02-20-43	83,346	17,187
Series 2014-119, Class I IO	4.000	08-20-44	340,140	61,065
Series 2015-148, Class LI IO	3.500	05-20-43	91,004	19,344
Series 2017-184, Class JH	3.000	12-20-47	109,462	108,934

Series 2018-8, Class DA	3.000	11-20-47	144,598	143,319
Asset backed securities 4.7%				$11,664,948
(Cost $11,738,194)
Asset backed securities 4.7%				11,664,948
Ally Auto Receivables Trust Series 2015-2, Class B (D)	2.070	10-15-20	115,000	114,979
AmeriCredit Automobile Receivables Trust
24	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2014-3, Class E (D)	3.720	03-08-22	120,000	$120,037
Series 2014-4, Class E	3.660	03-08-22	115,000	115,045
Series 2016-3, Class D	2.710	09-08-22	115,000	113,931
Avis Budget Rental Car Funding AESOP LLC
Series 2014-1A, Class A (D)	2.560	07-20-20	325,000	324,749
Series 2016-2A, Class A (D)	2.720	11-20-22	165,000	162,770
Series 2017-2A, Class A (D)	2.970	03-20-24	840,000	827,264
Barings CLO, Ltd. Series 2013-IA, Class AR (3 month LIBOR + 0.800%) (B)(D)	3.561	01-20-28	250,000	247,644
Bayview Opportunity Master Fund IVa Trust Series 2017-RT1, Class A1 (D)(I)	3.000	03-28-57	64,582	63,521
BlueMountain CLO, Ltd. Series 2015-2A, Class BR (3 month LIBOR + 1.500%) (B)(D)	4.280	07-18-27	250,000	248,226
Capital Auto Receivables Asset Trust Series 2015-4, Class A4	2.010	07-20-20	28,943	28,934
Carlyle Global Market Strategies CLO, Ltd. Series 2015-1A, Class AR (3 month LIBOR + 1.000%) (B)(D)	3.761	04-20-27	250,000	249,447
CCG Receivables Trust Series 2016-1, Class A2 (D)	1.690	09-14-22	23,155	23,099
CIFC Funding, Ltd. Series 2015-5A, Class A1 R (3 month LIBOR + 0.860%) (B)(D)	3.631	10-25-27	285,000	281,955
CNH Equipment Trust Series 2017-C, Class B	2.540	05-15-25	5,000	4,927
Cole Park CLO, Ltd. Series 2015-1A, Class AR (3 month LIBOR + 1.050%) (B)(D)	3.811	10-20-28	315,000	314,059
Driven Brands Funding LLC Series 2018-1A, Class A2 (D)	4.739	04-20-48	29,775	30,159
Enterprise Fleet Financing LLC Series 2017-3, Class A2 (D)	2.130	05-22-23	77,347	76,776
Ford Credit Auto Owner Trust Series 2019-1, Class A (D)	3.520	07-15-30	385,000	387,215
Galaxy XXIX CLO, Ltd.
Series 2018-29A, Class A (3 month LIBOR + 0.790%) (B)(D)	3.474	11-15-26	248,707	247,746
Series 2018-29A, Class B (3 month LIBOR + 1.400%) (B)(D)	4.084	11-15-26	250,000	247,558
Golub Capital Partners CLO 39B, Ltd. Series 2018-39A, Class A1 (3 month LIBOR + 1.150%) (B)(D)	3.610	10-20-28	280,000	278,832
Halcyon Loan Advisors Funding, Ltd. Series 2014-3A, Class AR (3 month LIBOR + 1.100%) (B)(D)	3.861	10-22-25	196,644	196,514
Hardee's Funding LLC Series 2018-1A, Class AII (D)	4.959	06-20-48	199,500	201,667
Jimmy Johns Funding LLC Series 2017-1A, Class A2I (D)	3.610	07-30-47	64,025	63,382
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	25

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
KKR CLO 13, Ltd. Series 13, Class A1R (3 month LIBOR + 0.800%) (B)(D)	3.579	01-16-28	275,000	$272,262
Magnetite XVI, Ltd. Series 2015-16A, Class BR (3 month LIBOR + 1.200%) (B)(D)	3.980	01-18-28	280,000	274,760
Mill City Mortgage Loan Trust
Series 2016-1, Class A1 (D)(I)	2.500	04-25-57	708	695
Series 2018-1, Class A1 (D)(I)	3.250	05-25-62	174,004	171,191
MMAF Equipment Finance LLC
Series 2016-AA, Class A4 (D)	1.760	01-17-23	225,000	221,360
Series 2017-B, Class A4 (D)	2.410	11-15-24	100,000	98,346
Navient Private Education Loan Trust
Series 2017-A, Class A2A (D)	2.880	12-16-58	100,000	98,406
Series 2017-A, Class B (D)	3.910	12-16-58	100,000	98,101
Series 2018-BA, Class A2A (D)	3.610	12-15-59	185,000	186,540
Navient Student Loan Trust
Series 2018-1A, Class A2 (1 month LIBOR + 0.350%) (B)(D)	2.831	03-25-67	250,000	249,294
Series 2018-2A, Class A2 (1 month LIBOR + 0.380%) (B)(D)	2.870	03-25-67	335,000	334,364
Nelnet Student Loan Trust Series 2008-3, Class A4 (3 month LIBOR + 1.650%) (B)	4.301	11-25-24	144,240	145,150
Neuberger Berman CLO XVI-S, Ltd. Series 2017-16SA, Class A (3 month LIBOR + 0.850%) (B)(D)	3.637	01-15-28	260,000	258,410
OCP CLO, Ltd. Series 2014-7A, Class A1RR (3 month LIBOR + 1.120%) (B)(D)	3.589	07-20-29	495,000	491,706
OZLM VII, Ltd. Series 2014-7RA, Class A1R (3 month LIBOR + 1.010%) (B)(D)	3.783	07-17-29	400,000	397,464
SLM Student Loan Trust Series 2008-5, Class A4 (3 month LIBOR + 1.700%) (B)	4.471	07-25-23	111,693	113,496
SMB Private Education Loan Trust
Series 2015-B, Class A2A (D)	2.980	07-15-27	111,531	111,374
Series 2015-B, Class A3 (1 month LIBOR + 1.750%) (B)(D)	4.239	05-17-32	180,000	185,801
Series 2016-B, Class A2A (D)	2.430	02-17-32	265,548	259,937
Series 2017-A, Class A2A (D)	2.880	09-15-34	195,000	191,358
Series 2018-B, Class A2A (D)	3.600	01-15-37	100,000	100,663
Series 2018-C, Class A2A (D)	3.630	11-15-35	210,000	212,371
Symphony CLO XVII, Ltd. Series 2016-17A, Class AR (3 month LIBOR + 0.880%) (B)(D)	3.667	04-15-28	385,000	382,215
Towd Point Mortgage Trust
Series 2015-3, Class A1B (D)(I)	3.000	03-25-54	123,489	122,361
Series 2016-1, Class A3B (D)(I)	3.000	02-25-55	86,855	85,849
Series 2016-2, Class A1A (D)(I)	2.750	08-25-55	64,491	63,348
26	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2017-1, Class M1 (D)(I)	3.750	10-25-56	485,000	$474,832
Series 2017-4, Class A1 (D)(I)	2.750	06-25-57	124,258	121,404
Series 2017-5, Class A1 (1 month LIBOR + 0.600%) (B)(D)	3.110	02-25-57	90,757	90,250
Series 2018-2, Class A1 (D)(I)	3.250	03-25-58	595,961	587,434
Series 2018-5, Class A1A (D)(I)	3.250	07-25-58	183,159	180,998
Utility Debt Securitization Authority Series 2013-T, Class T1	2.042	06-15-21	100,000	99,780
Volvo Financial Equipment LLC Series 2016-1A, Class A3 (D)	1.670	02-18-20	13,002	12,992

	Shares	Value
Common stocks 12.3%		$30,183,901
(Cost $24,115,631)
Communication services 1.0%		2,461,512
Diversified telecommunication services 0.4%
AT&T, Inc.	5,217	162,353
CenturyLink, Inc.	3,226	42,551
Telefonica SA	20,815	179,538
Verizon Communications, Inc.	11,419	649,969
Entertainment 0.4%
The Walt Disney Company	880	99,299
Twenty-First Century Fox, Inc., Class B	14,880	746,381
Media 0.2%
Comcast Corp., Class A	9,048	349,886
News Corp., Class A	17,783	231,535
Consumer discretionary 0.3%		796,706
Auto components 0.0%
Adient PLC	1,960	38,102
Hotels, restaurants and leisure 0.1%
Las Vegas Sands Corp.	5,130	315,136
Leisure products 0.1%
Mattel, Inc. (J)(K)	11,488	165,657
Multiline retail 0.1%
Kohl's Corp.	2,360	159,371
Specialty retail 0.0%
L Brands, Inc.	4,531	118,440
Consumer staples 0.9%		2,271,055
Beverages 0.1%
PepsiCo, Inc.	1,172	135,530
Food and staples retailing 0.1%
Walmart, Inc.	3,256	322,311
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	27

	Shares	Value
Consumer staples (continued)
Food products 0.3%
Archer-Daniels-Midland Company	2,311	$98,218
Bunge, Ltd.	500	26,540
Conagra Brands, Inc.	9,520	222,482
Kellogg Company	1,058	59,523
Mriya Farming PLC, Class B (F)(J)	2,794	0
Tyson Foods, Inc., Class A	6,915	426,379
Household products 0.2%
Kimberly-Clark Corp.	4,283	500,383
Personal products 0.0%
Coty, Inc., Class A (J)(K)	4,493	49,423
Tobacco 0.2%
Philip Morris International, Inc.	4,949	430,266
Energy 1.3%		3,158,404
Oil, gas and consumable fuels 1.3%
Chevron Corp.	2,481	296,678
EQT Corp.	670	12,140
Equitrans Midstream Corp.	1,916	33,798
Exxon Mobil Corp.	10,098	798,045
Frontera Energy Corp. (J)	7,000	66,695
Hess Corp.	5,754	332,869
Occidental Petroleum Corp.	4,569	302,239
Pioneer Natural Resources Company	1,071	150,957
TOTAL SA	11,583	659,289
TransCanada Corp.	11,308	505,694
Financials 3.0%		7,297,304
Banks 1.5%
Bank of America Corp.	628	18,262
Citigroup, Inc.	3,923	250,994
Fifth Third Bancorp	15,442	425,890
JPMorgan Chase & Co.	9,624	1,004,361
KeyCorp	5,186	91,585
The PNC Financial Services Group, Inc.	2,530	318,831
U.S. Bancorp	8,770	453,321
Wells Fargo & Company	21,094	1,052,380
Capital markets 0.6%
Ameriprise Financial, Inc.	459	60,418
Franklin Resources, Inc.	8,424	274,707
Morgan Stanley	11,981	502,962
Northern Trust Corp.	983	91,616
State Street Corp.	6,030	433,376
The Bank of New York Mellon Corp.	2,742	143,900
28	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Insurance 0.9%
American International Group, Inc.	9,121	$394,027
Brighthouse Financial, Inc. (J)	4,647	179,932
Chubb, Ltd.	3,854	516,051
Loews Corp.	7,109	338,531
Marsh & McLennan Companies, Inc.	1,443	134,228
MetLife, Inc.	9,434	426,322
Willis Towers Watson PLC	1,079	185,610
Health care 1.6%		3,969,641
Biotechnology 0.1%
Gilead Sciences, Inc.	5,742	373,345
Health care equipment and supplies 0.2%
Becton, Dickinson and Company	452	112,453
Medtronic PLC	4,587	415,124
Zimmer Biomet Holdings, Inc.	436	54,116
Health care providers and services 0.4%
Anthem, Inc.	1,914	575,597
CVS Health Corp.	5,079	293,719
Pharmaceuticals 0.9%
Allergan PLC	270	37,182
Bristol-Myers Squibb Company	3,321	171,563
GlaxoSmithKline PLC	7,876	156,974
GlaxoSmithKline PLC, ADR	3,080	124,309
Johnson & Johnson	4,644	634,556
Merck & Company, Inc.	4,955	402,792
Pfizer, Inc.	14,254	617,911
Industrials 1.5%		3,752,634
Aerospace and defense 0.5%
Harris Corp.	3,235	533,549
Northrop Grumman Corp.	133	38,565
The Boeing Company	1,638	720,654
Air freight and logistics 0.2%
United Parcel Service, Inc., Class B	3,834	422,507
Airlines 0.2%
Alaska Air Group, Inc.	2,935	181,090
Delta Air Lines, Inc.	2,916	144,575
Southwest Airlines Company	1,809	101,376
Building products 0.2%
Johnson Controls International PLC	13,287	468,632
Commercial services and supplies 0.0%
Stericycle, Inc. (J)	3,448	153,712
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	29

	Shares	Value
Industrials (continued)
Electrical equipment 0.1%
Emerson Electric Company	2,719	$185,300
nVent Electric PLC	2,349	64,551
Industrial conglomerates 0.1%
General Electric Company	22,079	229,401
Machinery 0.1%
Flowserve Corp.	282	12,524
Illinois Tool Works, Inc.	319	45,962
PACCAR, Inc.	1,377	93,361
Pentair PLC	1,064	45,263
Wabtec Corp.	119	8,688
Professional services 0.1%
Nielsen Holdings PLC	11,562	302,924
Information technology 1.0%		2,345,252
Communications equipment 0.2%
Cisco Systems, Inc.	10,811	559,685
Electronic equipment, instruments and components 0.0%
TE Connectivity, Ltd.	613	50,321
Semiconductors and semiconductor equipment 0.4%
Applied Materials, Inc.	4,226	162,025
NXP Semiconductors NV	734	67,029
QUALCOMM, Inc.	9,904	528,775
Texas Instruments, Inc.	2,284	241,602
Software 0.3%
Microsoft Corp.	5,557	622,551
Technology hardware, storage and peripherals 0.1%
Hewlett Packard Enterprise Company	3,500	57,330
Western Digital Corp.	1,112	55,934
Materials 0.6%		1,454,117
Chemicals 0.4%
Akzo Nobel NV	530	48,050
CF Industries Holdings, Inc.	6,280	265,016
DowDuPont, Inc.	11,786	627,369
PPG Industries, Inc.	341	38,182
Construction materials 0.1%
Vulcan Materials Company	948	105,664
Containers and packaging 0.1%
International Paper Company	6,394	292,973
Metals and mining 0.0%
Nucor Corp.	1,269	76,863
30	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Real estate 0.4%		$903,432
Equity real estate investment trusts 0.4%
Equity Residential	4,083	300,876
Rayonier, Inc.	5,897	173,785
SL Green Realty Corp.	2,079	188,607
Weyerhaeuser Company	9,649	240,164
Utilities 0.7%		1,773,844
Electric utilities 0.5%
Duke Energy Corp.	1,921	172,237
Edison International	3,497	209,435
Evergy, Inc.	1,730	96,724
PG&E Corp. (J)	3,204	54,564
The Southern Company	13,425	667,088
Multi-utilities 0.2%
NiSource, Inc.	16,665	449,622

Sempra Energy	1,031	124,174
Preferred securities 0.3%		$779,811
(Cost $681,019)
Health care 0.1%		259,737
Health care equipment and supplies 0.1%
Becton, Dickinson and Company, 6.125%	4,209	259,737
Utilities 0.2%		520,074
Electric utilities 0.1%
NextEra Energy, Inc., 6.123%	4,423	269,007
Multi-utilities 0.1%
DTE Energy Company, 6.500%	791	43,813
Sempra Energy, 6.000%	1,531	158,795
Sempra Energy, 6.750%	462	48,459

	Contracts/ Notional amount	Value
Purchased options 0.0%		$3,154
(Cost $8,581)
Calls 0.0%		2,618
Over the Counter Option on the USD vs. CLP (Expiration Date: 4-11-19; Strike Price: $670.00; Counterparty: Citibank N.A.) (J)(L)	200,000	1,013
Over the Counter Option on the USD vs. MXN (Expiration Date: 3-14-19; Strike Price: $19.50; Counterparty: Citibank N.A.) (J)(L)	390,000	1,605
Puts 0.0%		536
Over the Counter Option on the EUR vs. USD (Expiration Date: 4-23-19; Strike Price: $1.12; Counterparty: BNP Paribas SA) (J)(L)	200,000	536

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	31

	Yield (%)	Shares	Value
Securities lending collateral 0.1%			$255,754
(Cost $255,634)
John Hancock Collateral Trust (M)	2.5250(N)	25,557	255,754

	Yield* (%)	Maturity date		Par value^	Value
Short-term investments 8.1%					$19,830,887
(Cost $19,824,816)
Foreign government 0.1%					272,528
Egypt Treasury Bill	16.849	07-09-19	EGP	700,000	37,694
Egypt Treasury Bill	17.600	08-13-19	EGP	825,000	43,698
Egypt Treasury Bill	18.828	04-09-19	EGP	3,400,000	191,136

	Yield (%)	Shares	Value
Money market funds 7.0%			17,121,359
T. Rowe Price Government Reserve Fund	2.4359(N)	17,121,359	17,121,359

	Par value^	Value
Repurchase agreement 1.0%		2,437,000
Repurchase Agreement with State Street Corp. dated 2-28-19 at 1.300% to be repurchased at $2,437,088 on 3-1-19, collateralized by $2,490,000 U.S. Treasury Notes, 2.500% due 2-28-21 (valued at $2,490,000, including interest)	2,437,000	2,437,000

Total investments (Cost $247,693,957) 103.1%	$253,492,694
Other assets and liabilities, net (3.1%)	(7,678,444)
Total net assets 100.0%	$245,814,250

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
32	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Bhat
TRY	Turkish Lira
ZAR	South African Rand
Security Abbreviations and Legend
ADR	American Depositary Receipt
CDOR	Canadian Dollar Offered Rate
CMT	Constant Maturity Treasury
CPI	Consumer Price Index
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $52,517,494 or 21.4% of the fund's net assets as of 2-28-19.
(E)	Non-income producing - Issuer is in default.
(F)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(G)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(H)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(I)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(J)	Non-income producing security.
(K)	All or a portion of this security is on loan as of 2-28-19.
(L)	For this type of option, notional amounts are equivalent to number of contracts.
(M)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(N)	The rate shown is the annualized seven-day yield as of 2-28-19.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	33

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Australian Treasury Bond Futures	3	Long	Mar 2019	$278,956	$287,313	$8,357
10-Year U.S. Treasury Note Futures	88	Long	Jun 2019	10,769,859	10,736,000	(33,859)
2-Year U.S. Treasury Note Futures	152	Long	Jun 2019	32,276,100	32,253,687	(22,413)
3-Year South Korea Government Bond Futures	3	Long	Mar 2019	291,367	291,331	(36)
5-Year U.S. Treasury Note Futures	60	Long	Jun 2019	6,871,698	6,873,750	2,052
Euro-OAT Futures	1	Long	Mar 2019	171,449	173,917	2,468
Ultra U.S. Treasury Bond Futures	25	Long	Jun 2019	4,028,013	3,989,844	(38,169)
10-Year Ultra U.S. Treasury Bond Futures	74	Short	Jun 2019	(9,613,054)	(9,579,531)	33,523
5-Year U.S. Treasury Note Futures	2	Short	Jun 2019	(229,622)	(229,125)	497
Euro SCHATZ Futures	3	Short	Mar 2019	(381,805)	(381,552)	253
German Euro BOBL Futures	6	Short	Mar 2019	(904,311)	(905,774)	(1,463)
German Euro BUND Futures	2	Short	Mar 2019	(369,207)	(376,064)	(6,857)
U.K. Long Gilt Bond Futures	1	Short	Jun 2019	(168,123)	(166,842)	1,281
U.S. Treasury Long Bond Futures	1	Short	Jun 2019	(145,143)	(144,469)	674
						$(53,692)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
ARS	15,301,000	USD	391,402	BNP Paribas SA	3/15/2019	—	$(4,407)
ARS	6,769,000	USD	149,906	BNP Paribas SA	7/10/2019	$1,923	—
AUD	305,447	USD	216,931	BNP Paribas SA	3/13/2019	—	(221)
AUD	22,015	USD	15,746	Deutsche Bank AG London	3/13/2019	—	(127)
AUD	301,618	USD	216,111	HSBC Bank USA	3/13/2019	—	(2,118)
AUD	190,604	USD	135,212	JPMorgan Chase Bank N.A. London	3/13/2019	19	—
AUD	265,480	USD	188,744	State Street Bank London	3/13/2019	—	(390)
BRL	1,910,124	USD	514,373	State Street Bank London	3/8/2019	—	(5,916)
BRL	4,515,659	USD	1,227,749	BNP Paribas SA	4/2/2019	—	(27,765)
BRL	1,102,000	USD	295,429	Deutsche Bank AG London	4/2/2019	—	(2,585)
BRL	5,687,283	USD	1,511,892	Goldman Sachs International	4/2/2019	—	(562)
BRL	2,788,300	USD	716,897	HSBC Bank USA	4/2/2019	24,061	—
BRL	3,171,912	USD	818,761	State Street Bank London	4/2/2019	24,136	—
CAD	2,945,893	USD	2,222,807	BNP Paribas SA	3/8/2019	16,156	—
CAD	141,099	USD	106,701	Deutsche Bank AG London	3/8/2019	539	—
CAD	690,969	USD	522,510	State Street Bank London	3/8/2019	2,647	—
CHF	369,000	USD	368,282	BNP Paribas SA	3/13/2019	1,750	—
CHF	130,000	USD	130,204	State Street Bank London	3/13/2019	160	—
CLP	448,572,772	USD	692,103	BNP Paribas SA	3/8/2019	—	(8,139)
CLP	568,274,606	USD	870,252	State Street Bank London	3/8/2019	—	(3,771)
CLP	34,575,000	USD	51,505	Barclays Bank PLC Wholesale	4/5/2019	1,207	—
34	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CLP	179,291,480	USD	273,853	BNP Paribas SA	4/5/2019	—	$(512)
CLP	45,357,000	USD	65,580	JPMorgan Chase Bank N.A. London	4/5/2019	$3,570	—
CLP	86,855,520	USD	128,919	State Street Bank London	4/5/2019	3,497	—
CLP	282,478,699	USD	435,756	BNP Paribas SA	5/10/2019	—	(5,123)
CNY	5,458,000	USD	791,937	HSBC Bank USA	4/4/2019	22,598	—
CNY	1,147,000	USD	168,875	JPMorgan Chase Bank N.A. London	4/4/2019	2,300	—
COP	1,397,846,611	USD	443,479	Deutsche Bank AG London	3/8/2019	10,065	—
COP	4,928,974,568	USD	1,594,289	Goldman Sachs International	3/8/2019	4,962	—
COP	401,041,019	USD	126,960	JPMorgan Chase Bank N.A. London	3/8/2019	3,161	—
COP	216,857,000	USD	69,665	State Street Bank London	3/8/2019	697	—
COP	88,958,400	USD	28,958	State Street Bank London	3/29/2019	—	(124)
CZK	37,799,542	USD	1,695,046	Bank of America, N.A.	4/12/2019	—	(15,763)
CZK	4,396,000	USD	198,807	JPMorgan Chase Bank N.A. London	4/12/2019	—	(3,510)
CZK	3,567,904	USD	158,571	State Street Bank London	4/12/2019	—	(63)
CZK	20,763,000	USD	919,998	Bank of America, N.A.	4/18/2019	2,571	—
CZK	400,000	USD	17,848	State Street Bank London	4/18/2019	—	(74)
DKK	1,509,000	USD	232,918	Citibank N.A.	4/12/2019	—	(2,057)
EUR	174,000	USD	198,457	State Street Bank London	3/8/2019	—	(475)
EUR	363,691	USD	412,474	Barclays Bank PLC Wholesale	3/13/2019	1,516	—
EUR	6,543,469	USD	7,429,622	BNP Paribas SA	3/13/2019	18,824	—
EUR	997,857	USD	1,133,599	Citibank N.A.	3/13/2019	2,264	—
EUR	6,508,926	USD	7,369,510	HSBC Bank USA	3/13/2019	39,614	—
EUR	806,740	USD	912,598	JPMorgan Chase Bank N.A. London	3/13/2019	5,716	—
EUR	28,000	USD	31,910	State Street Bank London	3/13/2019	—	(37)
GBP	996,631	USD	1,301,953	BNP Paribas SA	3/13/2019	20,535	—
GBP	93,733	USD	124,412	Citibank N.A.	3/13/2019	—	(32)
GBP	379,660	USD	490,555	HSBC Bank USA	3/13/2019	13,238	—
GBP	570,086	USD	730,336	State Street Bank London	3/13/2019	26,144	—
GBP	556,632	USD	719,338	JPMorgan Chase Bank N.A. London	4/26/2019	20,941	—
HUF	325,316,370	USD	1,159,863	Barclays Bank PLC Wholesale	4/12/2019	15,482	—
HUF	130,676,695	USD	473,327	State Street Bank London	4/12/2019	—	(1,201)
IDR	16,543,685,058	USD	1,169,578	Barclays Bank PLC Wholesale	3/8/2019	1,733	—
IDR	4,622,176,543	USD	330,018	Citibank N.A.	3/8/2019	—	(2,764)
IDR	10,460,871,790	USD	741,746	HSBC Bank USA	3/8/2019	—	(1,105)
IDR	926,136,391	USD	65,591	HSBC Bank USA	3/29/2019	—	(353)
ILS	2,065,950	USD	568,580	Goldman Sachs International	3/13/2019	1,735	—
ILS	1,579,760	USD	436,583	State Street Bank London	3/13/2019	—	(483)
INR	108,452,370	USD	1,521,959	Barclays Bank PLC Wholesale	3/8/2019	5,851	—
INR	150,261,935	USD	2,106,840	HSBC Bank USA	3/8/2019	9,955	—
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	35

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
INR	695,000	USD	9,760	State Street Bank London	4/5/2019	$9	—
JPY	1,116,996,939	USD	10,253,520	BNP Paribas SA	3/8/2019	—	$(229,469)
JPY	662,552,333	USD	5,994,519	State Street Bank London	3/8/2019	—	(48,703)
KRW	53,969,000	USD	48,137	Barclays Bank PLC Wholesale	3/8/2019	—	(163)
KRW	347,279,000	USD	308,591	BNP Paribas SA	3/8/2019	112	—
KRW	1,878,791,782	USD	1,672,341	HSBC Bank USA	3/8/2019	—	(2,249)
KRW	9,720,268	USD	8,641	JPMorgan Chase Bank N.A. London	3/8/2019	——	——
KRW	21,268,788	USD	18,939	HSBC Bank USA	3/29/2019	—	(31)
MXN	32,754,984	USD	1,694,462	Goldman Sachs International	3/13/2019	1,887	—
MXN	25,170,173	USD	1,301,059	HSBC Bank USA	3/13/2019	2,480	—
MYR	2,042,676	USD	498,810	BNP Paribas SA	3/8/2019	2,909	—
MYR	226,219	USD	55,596	Deutsche Bank AG London	3/8/2019	—	(32)
MYR	2,717,671	USD	665,922	HSBC Bank USA	3/8/2019	1,588	—
MYR	1,310,567	USD	322,189	BNP Paribas SA	3/29/2019	—	(1,139)
MYR	2,060,310	USD	506,094	BNP Paribas SA	4/12/2019	—	(1,642)
MYR	2,320,602	USD	568,009	HSBC Bank USA	4/12/2019	174	—
NOK	791,711	USD	91,635	State Street Bank London	3/13/2019	929	—
NZD	112,000	USD	76,485	BNP Paribas SA	3/13/2019	—	(197)
PEN	2,109,000	USD	626,782	BNP Paribas SA	3/8/2019	12,533	—
PEN	1,288,000	USD	387,466	State Street Bank London	3/8/2019	2,974	—
PEN	491,000	USD	148,446	BNP Paribas SA	3/29/2019	301	—
PHP	23,749,000	USD	453,579	HSBC Bank USA	4/12/2019	3,572	—
PLN	7,183,523	USD	1,881,143	Citibank N.A.	3/13/2019	17,840	—
PLN	1,949,036	USD	510,723	State Street Bank London	3/13/2019	4,510	—
RON	1,983,059	USD	472,252	Bank of America, N.A.	4/18/2019	2,167	—
RON	5,147,304	USD	1,250,063	BNP Paribas SA	4/18/2019	—	(18,644)
RON	1,268,660	USD	301,772	Citibank N.A.	4/18/2019	1,736	—
RON	4,681,136	USD	1,112,847	State Street Bank London	4/18/2019	7,048	—
RUB	44,543,217	USD	675,047	BNP Paribas SA	4/12/2019	—	(3,025)
RUB	117,885,149	USD	1,779,794	State Street Bank London	4/12/2019	—	(1,261)
SEK	1,403,338	USD	151,819	Bank of America, N.A.	3/13/2019	231	—
SEK	2,861,890	USD	306,342	State Street Bank London	3/13/2019	3,741	—
SGD	125,000	USD	92,675	Citibank N.A.	3/8/2019	—	(214)
SGD	485,124	USD	357,411	HSBC Bank USA	3/8/2019	1,428	—
SGD	126,000	USD	93,189	JPMorgan Chase Bank N.A. London	3/8/2019	12	—
SGD	53,238	USD	39,484	Citibank N.A.	3/29/2019	—	(90)
THB	36,879,938	USD	1,179,437	Goldman Sachs International	3/8/2019	—	(9,030)
THB	7,404,671	USD	236,017	HSBC Bank USA	3/8/2019	—	(1,025)
THB	509,000	USD	16,283	JPMorgan Chase Bank N.A. London	3/8/2019	—	(130)
THB	33,138,924	USD	1,051,746	State Street Bank London	3/8/2019	—	(62)
THB	3,348,533	USD	106,202	Goldman Sachs International	3/29/2019	113	—
TRY	497,000	USD	88,894	Barclays Bank PLC Wholesale	4/12/2019	1,999	—
36	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
TRY	4,089,275	USD	760,716	Citibank N.A.	4/12/2019	—	$(12,856)
TRY	2,335,843	USD	409,001	HSBC Bank USA	4/12/2019	$18,185	—
TRY	2,704,791	USD	494,839	State Street Bank London	4/12/2019	—	(179)
TRY	1,615,000	USD	277,120	Citibank N.A.	7/23/2019	3,639	—
TWD	13,307,000	USD	432,326	Bank of America, N.A.	3/8/2019	—	(259)
TWD	27,878,000	USD	906,495	HSBC Bank USA	3/8/2019	—	(1,321)
TWD	9,744,000	USD	316,852	JPMorgan Chase Bank N.A. London	3/8/2019	—	(474)
USD	237,973	ARS	9,782,000	BNP Paribas SA	3/15/2019	—	(9,435)
USD	156,076	ARS	6,769,000	BNP Paribas SA	7/10/2019	4,247	—
USD	546,639	AUD	771,000	State Street Bank London	3/13/2019	—	(372)
USD	778,858	BRL	2,948,212	State Street Bank London	3/8/2019	—	(5,928)
USD	1,770,093	BRL	6,475,000	Barclays Bank PLC Wholesale	4/2/2019	49,437	—
USD	91,534	BRL	346,000	BNP Paribas SA	4/2/2019	—	(411)
USD	1,380,462	BRL	5,210,000	Deutsche Bank AG London	4/2/2019	—	(4,035)
USD	642,118	BRL	2,495,545	State Street Bank London	4/2/2019	—	(21,044)
USD	1,171,184	CAD	1,556,000	Bank of America, N.A.	3/8/2019	—	(11,420)
USD	142,685	CAD	189,000	BNP Paribas SA	3/8/2019	—	(960)
USD	1,384,834	CAD	1,825,399	State Street Bank London	3/8/2019	—	(2,520)
USD	1,546,589	CAD	2,053,013	State Street Bank London	3/13/2019	—	(13,957)
USD	253,506	CHF	254,000	BNP Paribas SA	3/13/2019	—	(1,205)
USD	238,373	CHF	238,000	State Street Bank London	3/13/2019	—	(293)
USD	1,391,128	CLP	936,702,029	Goldman Sachs International	3/8/2019	—	(37,115)
USD	464,191	CLP	304,579,000	Barclays Bank PLC Wholesale	4/5/2019	—	(158)
USD	311,815	CLP	214,539,000	JPMorgan Chase Bank N.A. London	4/5/2019	—	(15,263)
USD	270,496	CLP	187,526,689	State Street Bank London	4/5/2019	—	(15,401)
USD	422,013	CLP	276,587,000	Barclays Bank PLC Wholesale	5/10/2019	361	—
USD	187,501	CNY	1,259,000	BNP Paribas SA	4/4/2019	—	(389)
USD	387,852	CNY	2,639,000	HSBC Bank USA	4/4/2019	—	(5,985)
USD	216,948	CNY	1,457,000	JPMorgan Chase Bank N.A. London	4/4/2019	—	(490)
USD	2,151,405	COP	6,717,476,000	Barclays Bank PLC Wholesale	3/8/2019	—	(28,140)
USD	14,729	CZK	336,000	Bank of America, N.A.	4/12/2019	—	(198)
USD	1,414,794	CZK	31,818,000	State Street Bank London	4/12/2019	1,247	—
USD	347,299	CZK	7,903,000	Bank of America, N.A.	4/18/2019	—	(3,858)
USD	380,670	CZK	8,590,000	State Street Bank London	4/18/2019	—	(1,013)
USD	81,968	DKK	539,000	Bank of America, N.A.	4/12/2019	—	(493)
USD	95,585	DKK	626,000	State Street Bank London	4/12/2019	—	(186)
USD	296,876	EUR	260,647	BNP Paribas SA	3/8/2019	305	—
USD	134,011	EUR	118,000	Royal Bank of Canada (UK)	3/8/2019	—	(253)
USD	8,010,592	EUR	7,082,000	Bank of America, N.A.	3/13/2019	—	(50,865)
USD	611,857	EUR	539,492	Barclays Bank PLC Wholesale	3/13/2019	—	(2,250)
USD	113,130	EUR	99,981	Citibank N.A.	3/13/2019	—	(679)
USD	9,126,031	EUR	8,033,000	State Street Bank London	3/13/2019	—	(17,952)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	37

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	76,831	GBP	60,000	Bank of America, N.A.	3/13/2019	—	$(2,787)
USD	2,044,901	GBP	1,564,000	State Street Bank London	3/13/2019	—	(30,461)
USD	839,909	GBP	647,000	State Street Bank London	4/26/2019	—	(20,553)
USD	28,483	HUF	8,019,000	Bank of America, N.A.	4/12/2019	—	(489)
USD	236,783	HUF	66,382,000	Citibank N.A.	4/12/2019	—	(3,051)
USD	1,185,512	HUF	327,595,000	State Street Bank London	4/12/2019	$1,935	—
USD	1,877,310	IDR	26,442,113,391	HSBC Bank USA	3/8/2019	5,179	—
USD	366,275	IDR	5,184,620,000	JPMorgan Chase Bank N.A. London	3/8/2019	—	(802)
USD	11,177	IDR	158,502,000	State Street Bank London	4/5/2019	22	—
USD	73,322	ILS	267,000	Bank of America, N.A.	3/13/2019	—	(383)
USD	511,339	ILS	1,882,053	Citibank N.A.	3/13/2019	—	(8,210)
USD	567,867	ILS	2,090,402	Goldman Sachs International	3/13/2019	—	(9,199)
USD	69,883	ILS	253,000	State Street Bank London	3/13/2019	41	—
USD	111,316	ILS	402,611	Bank of America, N.A.	4/16/2019	—	(70)
USD	43,740	ILS	157,603	Citibank N.A.	4/16/2019	138	—
USD	326,432	ILS	1,177,850	State Street Bank London	4/16/2019	572	—
USD	83,815	ILS	301,413	Citibank N.A.	5/15/2019	269	—
USD	231,495	ILS	833,262	State Street Bank London	5/15/2019	530	—
USD	226,720	INR	16,113,000	BNP Paribas SA	3/8/2019	—	(270)
USD	3,396,445	INR	242,601,306	JPMorgan Chase Bank N.A. London	3/8/2019	—	(21,170)
USD	877,919	INR	62,644,743	HSBC Bank USA	3/29/2019	—	(3,489)
USD	6,333,294	JPY	699,126,000	Bank of America, N.A.	3/8/2019	59,262	—
USD	121,071	JPY	13,397,000	Goldman Sachs International	3/8/2019	845	—
USD	7,284,110	JPY	805,227,000	State Street Bank London	3/8/2019	57,915	—
USD	232,419	KRW	261,414,262	Bank of America, N.A.	3/8/2019	43	—
USD	203,379	KRW	228,987,000	Barclays Bank PLC Wholesale	3/8/2019	—	(173)
USD	657,953	KRW	740,556,000	BNP Paribas SA	3/8/2019	—	(343)
USD	193,329	KRW	216,548,000	Goldman Sachs International	3/8/2019	835	—
USD	679,941	KRW	765,926,788	HSBC Bank USA	3/8/2019	—	(906)
USD	67,850	KRW	76,328,000	JPMorgan Chase Bank N.A. London	3/8/2019	1	—
USD	278,713	KRW	312,992,000	HSBC Bank USA	3/29/2019	450	—
USD	237,558	MXN	4,593,000	Bank of America, N.A.	3/13/2019	—	(309)
USD	908,158	MXN	17,550,748	HSBC Bank USA	3/13/2019	—	(778)
USD	1,793,448	MXN	34,605,608	State Street Bank London	3/13/2019	1,255	—
USD	322,323	MYR	1,310,567	BNP Paribas SA	3/8/2019	424	—
USD	901,091	MYR	3,676,000	Deutsche Bank AG London	3/8/2019	—	(1,802)
USD	465,194	MYR	1,946,310	BNP Paribas SA	4/12/2019	—	(11,346)
USD	359,837	MYR	1,469,000	Deutsche Bank AG London	4/12/2019	163	—
USD	342,524	MYR	1,398,000	HSBC Bank USA	4/12/2019	234	—
USD	27,306	NOK	236,000	Bank of America, N.A.	3/13/2019	—	(287)
USD	41,656	NOK	359,000	State Street Bank London	3/13/2019	—	(317)
USD	49,074	NZD	72,000	State Street Bank London	3/13/2019	32	—
38	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	1,022,825	PEN	3,397,000	BNP Paribas SA	3/8/2019	—	$(6,930)
USD	64,021	PEN	212,000	HSBC Bank USA	3/29/2019	—	(204)
USD	158,707	PHP	8,305,000	HSBC Bank USA	4/12/2019	—	(1,158)
USD	72,876	PHP	3,888,000	JPMorgan Chase Bank N.A. London	4/12/2019	—	(1,965)
USD	1,487,768	PLN	5,680,000	State Street Bank London	3/13/2019	—	(13,755)
USD	819,543	RON	3,370,784	Bank of America, N.A.	4/18/2019	$13,131	—
USD	532,710	RON	2,166,000	Barclays Bank PLC Wholesale	4/18/2019	14,525	—
USD	532,756	RON	2,166,000	BNP Paribas SA	4/18/2019	14,572	—
USD	532,833	RON	2,166,000	JPMorgan Chase Bank N.A. London	4/18/2019	14,648	—
USD	1,127,109	RON	4,712,000	State Street Bank London	4/18/2019	—	(169)
USD	51,712	RUB	3,485,000	JPMorgan Chase Bank N.A. London	4/12/2019	—	(866)
USD	2,177,769	RUB	143,824,602	State Street Bank London	4/12/2019	7,886	—
USD	405,333	SEK	3,788,000	State Street Bank London	3/13/2019	—	(5,092)
USD	39,471	SGD	53,238	Citibank N.A.	3/8/2019	91	—
USD	423,753	SGD	572,886	Goldman Sachs International	3/8/2019	—	(2)
USD	81,355	SGD	110,000	JPMorgan Chase Bank N.A. London	3/8/2019	—	(10)
USD	92,705	SGD	125,000	Citibank N.A.	3/29/2019	212	—
USD	228,449	THB	7,169,000	Barclays Bank PLC Wholesale	3/8/2019	936	—
USD	2,266,711	THB	70,763,533	Goldman Sachs International	3/8/2019	20,988	—
USD	6,110	THB	192,636	Goldman Sachs International	3/29/2019	—	(6)
USD	66,615	THB	2,092,000	JPMorgan Chase Bank N.A. London	4/5/2019	185	—
USD	41,670	TRY	233,000	Barclays Bank PLC Wholesale	4/12/2019	—	(941)
USD	1,694,860	TRY	9,200,000	State Street Bank London	4/12/2019	12,337	—
USD	106,488	TRY	612,000	Bank of America, N.A.	7/23/2019	96	—
USD	111,896	TRY	645,000	State Street Bank London	7/23/2019	—	(234)
USD	1,663,839	TWD	50,929,000	JPMorgan Chase Bank N.A. London	3/8/2019	10,221	—
USD	432,537	TWD	13,307,000	Bank of America, N.A.	3/29/2019	503	—
USD	175,431	ZAR	2,487,000	Bank of America, N.A.	3/8/2019	—	(950)
USD	1,214,425	ZAR	16,602,460	Barclays Bank PLC Wholesale	3/8/2019	36,955	—
USD	2,535,220	ZAR	34,658,000	State Street Bank London	3/8/2019	77,229	—
ZAR	3,922,041	USD	284,097	Barclays Bank PLC Wholesale	3/8/2019	—	(5,940)
ZAR	20,959,159	USD	1,572,442	BNP Paribas SA	3/8/2019	—	(85,990)
ZAR	22,520,607	USD	1,610,827	State Street Bank London	3/8/2019	—	(13,635)
ZAR	928,000	USD	66,901	JPMorgan Chase Bank N.A. London	4/5/2019	—	(1,304)
ZAR	131,000	USD	9,285	State Street Bank London	4/5/2019	—	(25)
						$811,941	$(930,511)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	39

SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Citibank N.A.	10,000,000	INR	Fixed 6.175%	INR MIFOR	Semi-Annual	Semi-Annual	Oct 2021	$1	$(157)	$(156)
Goldman Sachs and Company	2,500,000	BRL	BRL CDI	Fixed 0.000%	At Maturity	At Maturity	Jul 2021	—	12,122	12,122
JPMorgan Chase Bank N.A.	18,000,000	INR	Fixed 6.460%	INR MIBOR Compounded OIS	Semi-Annual	Semi-Annual	Jan 2024	—	(3,879)	(3,879)
								$1	$8,086	$8,087
Centrally cleared	1,200,000	PLN	Fixed 2.427%	PLN WIBOR WIBO	Annual	Semi-Annual	Oct 2022	—	(6,188)	(6,188)
Centrally cleared	2,600,000	CZK	CZK PRIBOR PRBO	Fixed 1.385%	Annual	Semi-Annual	Oct 2022	—	(3,335)	(3,335)
Centrally cleared	850,000	PLN	PLN WIBOR WIBO	Fixed 2.536%	Annual	Semi-Annual	Sep 2023	—	5,490	5,490
Centrally cleared	1,850,000	CZK	CZK PRIBOR PRBO	Fixed 2.542%	Annual	Semi-Annual	Oct 2023	—	1,838	1,838
Centrally cleared	1,650,000	MXN	MXN TIIE Banxico	Fixed 8.710%	Monthly	Monthly	Dec 2023	—	2,277	2,277
Centrally cleared	208,859	PLN	Fixed 3.149%	PLN WIBOR WIBO	Annual	Semi-Annual	Feb 2028	—	(3,318)	(3,318)
								—	$(3,236)	$(3,236)
								$1	$4,850	$4,851

Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Goldman Sachs and Company	CenturyLink, Inc.	154,606	USD	$ 154,606	1.000%	Quarterly	Jun 2023	$ 18,004	$ (5,491)	$ 12,513
Goldman Sachs and Company	Murphy Oil Corp.	162,060	USD	162,060	1.000%	Quarterly	Jun 2023	7,483	(4,959)	2,524
Goldman Sachs and Company	Federative Republic of Brazil	60,000	USD	60,000	1.000%	Quarterly	Dec 2023	3,751	(2,420)	1,331
Goldman Sachs and Company	Republic of South Africa	60,000	USD	60,000	1.000%	Quarterly	Dec 2023	3,010	(1,164)	1,846
JPMorgan Chase Bank N.A.	Russian Federation	90,000	USD	90,000	1.000%	Quarterly	Jun 2023	1,399	(845)	554
				$526,666				$ 33,647	$(14,879)	$ 18,768
Centrally cleared	iTraxx Europe Crossover Series 30 Version 1	118,399	EUR	135,088	5.000%	Quarterly	Dec 2023	(11,225)	(3,224)	(14,449)
Centrally cleared	iTraxx Europe Senior Financials Series 30 Version 1	100,000	EUR	115,515	1.000%	Quarterly	Dec 2023	(590)	(1,035)	(1,625)
				$250,603				$(11,815)	$ (4,259)	$(16,074)
				$777,269				$ 21,832	$(19,138)	$ 2,694

Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Bank of America N.A.	Government of Malaysia	0.672%	410,000	USD	$ 410,000	1.000%	Quarterly	Dec 2023	$ (795)	$ 7,633	$ 6,838
Barclays Bank PLC	Republic of Indonesia	1.059%	290,000	USD	290,000	1.000%	Quarterly	Dec 2023	(5,771)	5,579	(192)
Barclays Bank PLC	Republic of Indonesia	1.059%	220,000	USD	220,000	1.000%	Quarterly	Dec 2023	(2,768)	2,622	(146)
40	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Credit default swaps - Seller (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BNP Paribas SA	Humana, Inc.	1.070%	330,000	USD	$ 330,000	1.000%	Quarterly	Dec 2023	$ (2,642)	$ 2,259	$ (383)
Citibank N.A.	Republic of Colombia	1.070%	570,000	USD	570,000	1.000%	Quarterly	Dec 2023	(3,728)	3,036	(692)
Citibank N.A.	Republic of Colombia	1.070%	575,000	USD	575,000	1.000%	Quarterly	Dec 2023	(2,511)	1,844	(667)
Citibank N.A.	Republic of Indonesia	1.059%	480,000	USD	480,000	1.000%	Quarterly	Dec 2023	(6,140)	5,822	(318)
Goldman Sachs International London	CDX.EM.30	1.649%	80,000	USD	80,000	1.000%	Quarterly	Dec 2023	(3,343)	1,245	(2,098)
Goldman Sachs International London	Republic of South Africa	1.745%	115,000	USD	115,000	1.000%	Quarterly	Dec 2023	(4,459)	921	(3,538)
Goldman Sachs International London	Republic of South Africa	1.745%	95,833	USD	95,833	1.000%	Quarterly	Dec 2023	(3,724)	775	(2,949)
Goldman Sachs International London	Republic of South Africa	1.745%	95,834	USD	95,834	1.000%	Quarterly	Dec 2023	(3,644)	695	(2,949)
Goldman Sachs International London	Republic of South Africa	1.745%	95,833	USD	95,833	1.000%	Quarterly	Dec 2023	(3,523)	574	(2,949)
JPMorgan Chase Bank N.A.	Eskom Holdings SOC, Ltd.	2.000%	44,260	USD	44,260	1.000%	Quarterly	Mar 2019	(57)	120	63
JPMorgan Chase Bank N.A.	Republic of Indonesia	1.059%	70,000	USD	70,000	1.000%	Quarterly	Dec 2023	(1,320)	1,274	(46)
JPMorgan Chase Bank N.A.	Republic of Indonesia	1.059%	335,000	USD	335,000	1.000%	Quarterly	Dec 2023	(5,949)	5,727	(222)
JPMorgan Chase Bank N.A.	Republic of South Africa	1.745%	588,000	USD	588,000	1.000%	Quarterly	Dec 2023	(31,662)	13,538	(18,124)
JPMorgan Chase Bank N.A.	Republic of South Africa	1.745%	260,000	USD	260,000	1.000%	Quarterly	Dec 2023	(12,534)	4,534	(8,000)
					$4,654,760				$ (94,570)	$ 58,198	$ (36,372)
Centrally cleared	CDX.NA.HY.31	3.468%	3,920,000	USD	3,920,000	5.000%	Quarterly	Dec 2023	243,703	39,984	283,687
Centrally cleared	iTraxx Europe Crossover Series 30 Version 2	2.770%	197,332	EUR	226,133	5.000%	Quarterly	Dec 2023	14,649	9,433	24,082
Centrally cleared	iTraxx Europe Crossover Series 30 Version 2	2.770%	503,197	EUR	575,632	5.000%	Quarterly	Dec 2023	32,494	28,914	61,408
					$4,721,765				$290,846	$ 78,331	$369,177
					$9,376,525				$196,276	$136,529	$332,805

Derivatives Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	41

GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Derivatives Abbreviations
CDI	Brazil Interbank Deposit Rate
MIBOR	Mumbai Interbank Offered Rate
MIFOR	Mumbai Interbank Forward Offer Rate
OIS	Overnight Index Swap
PRIBOR	Prague Interbank Offered Rate
TIIE	Tasa de Interes Interbancario de Equilibrio (Interbank Equilibrium Interest Rate)
WIBOR	Warsaw Interbank Offered Rate
At 2-28-19, the aggregate cost of investments for federal income tax purposes was $250,400,881. Net unrealized appreciation aggregated to $3,259,901, of which $7,614,111 related to gross unrealized appreciation and $4,354,210 related to gross unrealized depreciation.
OTC is an abbreviation for over-the-counter. See Notes to financial statements regarding investment transactions and other derivatives information.
42	JOHN HANCOCK SPECTRUM INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS
Fund’s investments
AS OF 2-28-19 (unaudited)
	Shares	Value
Common stocks 98.3%		$458,892,849
(Cost $403,789,544)
Communication services 1.6%		7,524,628
Diversified telecommunication services 0.1%
ATN International, Inc.	4,088	229,459
Cincinnati Bell, Inc. (A)	32	310
Consolidated Communications Holdings, Inc.	4,731	46,979
Frontier Communications Corp. (A)(B)	16,280	49,654
Iridium Communications, Inc. (A)	6,692	142,473
Entertainment 0.2%
AMC Entertainment Holdings, Inc., Class A (B)	8,076	113,306
Ballantyne Strong, Inc. (A)	1,790	2,954
Cinemark Holdings, Inc.	3,845	144,687
IMAX Corp. (A)	6,607	151,366
Lions Gate Entertainment Corp., Class A (B)	9,367	144,720
Lions Gate Entertainment Corp., Class B	13,329	195,803
Reading International, Inc., Class A (A)	4,950	79,745
The Marcus Corp.	3,202	135,733
Interactive media and services 0.1%
Cars.com, Inc. (A)	11,347	267,108
DHI Group, Inc. (A)	9,726	25,774
Liberty TripAdvisor Holdings, Inc., Class A (A)	8,881	134,014
The Meet Group, Inc. (A)	23,573	141,438
Yelp, Inc. (A)	519	19,338
Media 1.0%
A.H. Belo Corp., Class A	4,469	18,099
Beasley Broadcast Group, Inc., Class A	447	1,837
Cardlytics, Inc. (A)	45,900	808,758
Entercom Communications Corp., Class A	9,149	56,358
Entravision Communications Corp., Class A	12,577	49,679
Fluent, Inc. (A)	2,724	13,920
Gannett Company, Inc.	22,345	262,330
Gray Television, Inc. (A)	10,574	231,676
Hemisphere Media Group, Inc. (A)	4,664	64,830
John Wiley & Sons, Inc., Class A	3,191	165,581
Liberty Latin America, Ltd., Class A (A)	6,370	124,979
Liberty Latin America, Ltd., Class C (A)	9,503	184,263
Marchex, Inc., Class B	8,477	36,705
Media General, Inc. (A)(C)	5,000	480
Meredith Corp. (B)	7,230	414,062
New Media Investment Group, Inc.	10,512	140,020
News Corp., Class A	48,393	630,077
News Corp., Class B	12,534	166,828
Nexstar Media Group, Inc., Class A	4,212	411,639
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	1

	Shares	Value
Communication services (continued)
Media (continued)
Salem Media Group, Inc.	4,629	$12,869
Scholastic Corp.	4,728	200,042
Sinclair Broadcast Group, Inc., Class A	4,289	154,833
TEGNA, Inc.	13,162	173,344
The EW Scripps Company, Class A	10,744	227,236
Townsquare Media Inc., Class A	2,297	13,116
Wireless telecommunication services 0.2%
Spok Holdings, Inc.	5,703	78,758
Telephone & Data Systems, Inc.	20,128	645,102
United States Cellular Corp. (A)	4,548	212,346
Consumer discretionary 13.6%		63,459,070
Auto components 1.4%
Adient PLC	9,231	179,451
American Axle & Manufacturing Holdings, Inc. (A)	21,768	350,465
BorgWarner, Inc.	8,388	340,637
Cooper Tire & Rubber Company	10,323	329,923
Cooper-Standard Holdings, Inc. (A)	2,957	177,745
Dana, Inc.	8,022	158,435
Fox Factory Holding Corp. (A)	47,594	3,016,508
Gentex Corp.	17,850	363,069
Gentherm, Inc. (A)	4,660	191,060
Horizon Global Corp. (A)	4,235	11,392
LCI Industries	914	74,473
Modine Manufacturing Company (A)	10,129	152,239
Motorcar Parts of America, Inc. (A)(B)	5,140	106,347
Shiloh Industries, Inc. (A)	5,848	36,433
Standard Motor Products, Inc.	4,821	237,675
Stoneridge, Inc. (A)	4,506	133,242
Strattec Security Corp.	683	21,159
Superior Industries International, Inc.	3,530	21,851
Tenneco, Inc., Class A	1,929	66,743
The Goodyear Tire & Rubber Company	34,743	687,217
Tower International, Inc.	4,371	112,116
VOXX International Corp. (A)	6,716	33,580
Automobiles 0.6%
Harley-Davidson, Inc.	18,300	679,296
Thor Industries, Inc.	31,818	2,054,488
Winnebago Industries, Inc.	5,353	174,668
Distributors 0.5%
Core-Mark Holding Company, Inc.	4,530	142,740
Pool Corp.	13,101	2,090,134
Weyco Group, Inc.	824	24,984
2	JOHN HANCOCK NEW OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Consumer discretionary (continued)
Diversified consumer services 1.6%
Adtalem Global Education, Inc. (A)	10,421	$502,292
American Public Education, Inc. (A)	4,956	160,128
Ascent Capital Group, Inc., Class A (A)	1,985	1,390
Bridgepoint Education, Inc. (A)	10,518	108,441
Career Education Corp. (A)	6,782	112,717
Carriage Services, Inc.	2,792	58,660
Graham Holdings Company, Class B	931	636,534
Grand Canyon Education, Inc. (A)	43,928	5,081,492
Houghton Mifflin Harcourt Company (A)	18,836	148,993
K12, Inc. (A)	11,381	364,647
Laureate Education, Inc., Class A (A)	2,951	45,121
Regis Corp. (A)	7,003	126,684
Universal Technical Institute, Inc. (A)	5,699	19,890
Hotels, restaurants and leisure 2.1%
Aramark	16,300	493,890
Ark Restaurants Corp.	197	4,017
BBX Capital Corp.	11,228	68,715
Belmond, Ltd., Class A (A)	9,937	246,934
Biglari Holdings, Inc., Class A (A)	31	21,669
Biglari Holdings, Inc., Class B (A)	317	42,481
Carrols Restaurant Group, Inc. (A)	6,927	74,050
Century Casinos, Inc. (A)	5,448	45,927
Churchill Downs, Inc.	17,200	1,613,360
Chuy's Holdings, Inc. (A)	65,175	1,457,965
Dave & Buster's Entertainment, Inc.	44,102	2,263,756
Del Frisco's Restaurant Group, Inc. (A)	5,361	45,408
Del Taco Restaurants, Inc. (A)	10,355	107,071
El Pollo Loco Holdings, Inc. (A)(B)	7,455	112,794
Eldorado Resorts, Inc. (A)	2,720	131,131
Extended Stay America, Inc.	17,424	317,814
Fiesta Restaurant Group, Inc. (A)	2,735	41,216
International Game Technology PLC	9,962	171,845
J Alexander's Holdings, Inc. (A)	3,506	32,010
Luby's, Inc. (A)	6,731	10,433
Marriott Vacations Worldwide Corp.	4,950	481,833
Monarch Casino & Resort, Inc. (A)	1,250	54,813
Papa John's International, Inc.	36,400	1,591,044
Playa Hotels & Resorts NV (A)	4,475	34,100
Potbelly Corp. (A)	6,037	50,832
RCI Hospitality Holdings, Inc.	2,292	53,610
Red Lion Hotels Corp. (A)	4,044	32,271
Red Robin Gourmet Burgers, Inc. (A)	3,142	95,548
Speedway Motorsports, Inc.	9,637	170,189
The Habit Restaurants, Inc., Class A (A)	2,441	27,510
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	3

	Shares	Value
Consumer discretionary (continued)
Household durables 1.1%
Bassett Furniture Industries, Inc.	1,320	$26,070
Cavco Industries, Inc. (A)	1,564	216,505
Century Communities, Inc. (A)	6,442	147,071
CSS Industries, Inc.	1,907	13,139
Emerson Radio Corp. (A)	6,514	8,012
Ethan Allen Interiors, Inc.	6,472	129,958
Flexsteel Industries, Inc.	1,332	33,153
Green Brick Partners, Inc. (A)	1,874	16,697
Helen of Troy, Ltd. (A)	2,686	301,127
Hooker Furniture Corp.	2,702	84,843
KB Home	5,314	121,212
La-Z-Boy, Inc.	9,088	312,718
Libbey, Inc. (A)	4,880	19,227
Lifetime Brands, Inc.	962	10,063
M/I Homes, Inc. (A)	2,518	65,569
MDC Holdings, Inc.	9,313	268,573
Meritage Homes Corp. (A)	4,328	189,783
PulteGroup, Inc.	27,406	739,962
Skyline Champion Corp.	705	14,001
Taylor Morrison Home Corp., Class A (A)	15,792	264,832
The New Home Company, Inc. (A)	7,847	43,002
Toll Brothers, Inc.	26,821	954,828
TopBuild Corp. (A)	6,868	408,646
TRI Pointe Group, Inc. (A)	28,543	359,642
Universal Electronics, Inc. (A)	1,808	60,369
William Lyon Homes, Class A (A)	6,087	86,131
ZAGG, Inc. (A)	6,430	74,588
Internet and direct marketing retail 1.4%
1-800-Flowers.com, Inc., Class A (A)	7,770	138,617
FTD Companies, Inc. (A)	6,423	11,176
Lands' End, Inc. (A)	864	15,751
Liberty Expedia Holdings, Inc., Series A (A)	9,221	408,490
Liquidity Services, Inc. (A)	6,901	47,617
Quotient Technology, Inc. (A)	296,000	2,968,880
Stamps.com, Inc. (A)	246	23,122
Stitch Fix, Inc., Class A (A)(B)	102,500	2,851,550
Leisure products 0.2%
Acushnet Holdings Corp.	8,304	206,853
American Outdoor Brands Corp. (A)	2,788	34,989
Callaway Golf Company	19,696	338,968
JAKKS Pacific, Inc. (A)	3,041	4,805
Johnson Outdoors, Inc., Class A	535	35,117
Nautilus, Inc. (A)	5,065	33,074
Vista Outdoor, Inc. (A)	9,714	86,552
4	JOHN HANCOCK NEW OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Consumer discretionary (continued)
Multiline retail 0.6%
Big Lots, Inc.	1,474	$46,475
Dillard's, Inc., Class A (B)	5,186	407,308
Fred's, Inc., Class A (A)	1,382	4,049
J.C. Penney Company, Inc. (A)(B)	40,520	61,590
Macy's, Inc.	14,751	365,677
Ollie's Bargain Outlet Holdings, Inc. (A)	21,700	1,914,374
Tuesday Morning Corp. (A)	10,364	28,501
Specialty retail 3.3%
Aaron's, Inc.	7,916	429,760
Abercrombie & Fitch Company, Class A	12,005	263,510
American Eagle Outfitters, Inc.	71,885	1,466,454
America's Car-Mart, Inc. (A)	1,797	146,635
Ascena Retail Group, Inc. (A)	26,215	58,197
At Home Group, Inc. (A)	1,067	26,120
AutoNation, Inc. (A)	19,954	703,578
Barnes & Noble Education, Inc. (A)	12,606	86,855
Barnes & Noble, Inc.	11,216	70,661
Bed Bath & Beyond, Inc.	15,183	254,012
Big 5 Sporting Goods Corp. (B)	5,096	20,537
Boot Barn Holdings, Inc. (A)	4,483	127,766
Build-A-Bear Workshop, Inc. (A)	3,383	17,422
Caleres, Inc.	8,693	270,352
Camping World Holdings, Inc., Class A (B)	84,200	1,086,180
Chico's FAS, Inc.	23,767	138,799
Citi Trends, Inc.	3,147	68,101
Conn's, Inc. (A)	3,027	71,407
Destination Maternity Corp. (A)	3,213	7,920
Dick's Sporting Goods, Inc.	9,271	362,125
DSW, Inc., Class A	12,610	373,382
Express, Inc. (A)	17,680	91,936
Five Below, Inc. (A)	33,978	4,089,252
Foot Locker, Inc.	9,627	572,999
Francesca's Holdings Corp. (A)	6,007	5,030
GameStop Corp., Class A (B)	16,207	189,622
Genesco, Inc. (A)	4,626	223,297
Group 1 Automotive, Inc.	2,502	155,574
Guess?, Inc.	16,550	370,555
Haverty Furniture Companies, Inc.	3,731	90,887
Hibbett Sports, Inc. (A)	5,518	102,304
Kirkland's, Inc. (A)	3,512	41,020
Lithia Motors, Inc., Class A	15,324	1,383,297
MarineMax, Inc. (A)	4,644	91,162
Monro, Inc.	1,534	117,060
Murphy USA, Inc. (A)	200	15,554
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	5

	Shares	Value
Consumer discretionary (continued)
Specialty retail (continued)
Office Depot, Inc.	61,485	$213,353
Penske Automotive Group, Inc.	11,635	517,059
Pier 1 Imports, Inc. (A)	22,118	29,859
RTW RetailWinds, Inc. (A)	2,900	8,816
Sears Hometown and Outlet Stores, Inc. (A)(B)	5,170	11,271
Shoe Carnival, Inc. (B)	1,826	69,644
Signet Jewelers, Ltd.	8,457	237,726
Sonic Automotive, Inc., Class A	4,036	60,661
Stage Stores, Inc.	3,629	3,992
The Cato Corp., Class A	3,464	54,523
Tile Shop Holdings, Inc.	2,488	15,873
Tilly's, Inc., Class A	2,881	34,947
TravelCenters of America LLC (A)	9,249	41,990
Urban Outfitters, Inc. (A)	10,492	323,678
Vitamin Shoppe, Inc. (A)	6,405	47,205
Zumiez, Inc. (A)	4,435	109,545
Textiles, apparel and luxury goods 0.8%
Capri Holdings, Ltd. (A)	1,350	61,560
Culp, Inc.	1,922	35,653
Deckers Outdoor Corp. (A)	3,020	446,809
Delta Apparel, Inc. (A)	522	12,340
Fossil Group, Inc. (A)(B)	8,213	128,451
G-III Apparel Group, Ltd. (A)	9,676	344,562
Lakeland Industries, Inc. (A)	700	7,742
Movado Group, Inc.	2,782	97,453
Oxford Industries, Inc.	24,449	1,932,204
PVH Corp.	4,857	557,778
Rocky Brands, Inc.	1,741	52,143
Superior Group of Companies, Inc.	640	11,123
Unifi, Inc. (A)	3,710	82,065
Vera Bradley, Inc. (A)	9,128	87,172
Consumer staples 3.1%		14,732,387
Beverages 0.0%
Craft Brew Alliance, Inc. (A)	5,110	87,126
Food and staples retailing 1.5%
Casey's General Stores, Inc.	1,070	144,172
Ingles Markets, Inc., Class A	2,301	71,607
Natural Grocers by Vitamin Cottage, Inc. (A)	5,628	79,918
Performance Food Group Company (A)	49,417	1,904,037
PriceSmart, Inc.	19,336	1,250,266
Smart & Final Stores, Inc. (A)	297,787	1,846,279
SpartanNash Company	5,433	103,118
The Andersons, Inc.	6,035	223,054
6	JOHN HANCOCK NEW OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Consumer staples (continued)
Food and staples retailing (continued)
The Chefs' Warehouse, Inc. (A)	4,203	$134,538
United Natural Foods, Inc. (A)	9,917	148,854
US Foods Holding Corp. (A)	24,114	849,777
Village Super Market, Inc., Class A	3,115	95,475
Weis Markets, Inc.	5,729	288,226
Food products 1.3%
Alico, Inc.	490	14,827
Bunge, Ltd.	12,725	675,443
Cal-Maine Foods, Inc.	2,523	111,264
Darling Ingredients, Inc. (A)	26,598	584,624
Dean Foods Company	17,233	69,104
Farmer Brothers Company (A)	3,051	72,766
Fresh Del Monte Produce, Inc.	6,410	177,429
Hostess Brands, Inc. (A)	11,928	144,806
Ingredion, Inc.	3,853	356,210
John B. Sanfilippo & Son, Inc.	1,267	88,031
Landec Corp. (A)	4,288	55,058
Limoneira Company	1,516	35,474
Pilgrim's Pride Corp. (A)	9,386	184,623
Post Holdings, Inc. (A)	7,945	809,437
Sanderson Farms, Inc.	14,134	1,628,237
Seaboard Corp.	109	425,019
Seneca Foods Corp., Class A (A)	2,016	59,512
TreeHouse Foods, Inc. (A)	6,374	386,137
Household products 0.1%
Central Garden & Pet Company (A)	2,475	77,418
Central Garden & Pet Company, Class A (A)	6,090	169,607
Oil-Dri Corp. of America	855	24,923
Spectrum Brands Holdings, Inc.	944	51,136
Personal products 0.2%
CCA Industries, Inc. (A)	300	450
Coty, Inc., Class A (A)(B)	63,826	702,086
Edgewell Personal Care Company (A)	3,778	167,592
Inter Parfums, Inc.	1,995	147,171
Mannatech, Inc.	83	1,613
Natural Alternatives International, Inc. (A)	1,588	18,437
Nature's Sunshine Products, Inc. (A)	603	5,005
Tobacco 0.0%
Pyxus International, Inc. (A)(B)	2,000	53,980
Universal Corp.	3,514	208,521
Energy 6.5%		30,567,589
Energy equipment and services 3.8%
Archrock, Inc.	8,649	84,414
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	7

	Shares	Value
Energy (continued)
Energy equipment and services (continued)
Basic Energy Services, Inc. (A)	6,367	$30,753
Bristow Group, Inc. (A)(B)	10,620	12,532
C&J Energy Services, Inc. (A)	570	9,844
CARBO Ceramics, Inc. (A)	883	3,603
Dawson Geophysical Company (A)	5,257	18,978
Diamond Offshore Drilling, Inc. (A)(B)	7,714	73,669
Dril-Quip, Inc. (A)	62,303	2,654,731
Ensco PLC, Class A (B)	58,238	238,776
Era Group, Inc. (A)	6,242	71,908
Exterran Corp. (A)	6,677	113,976
Forum Energy Technologies, Inc. (A)	19,898	116,005
Frank's International NV (A)	547,728	3,428,777
Geospace Technologies Corp. (A)	2,589	42,460
Gulf Island Fabrication, Inc. (A)	4,932	48,334
Helix Energy Solutions Group, Inc. (A)	28,584	211,522
Helmerich & Payne, Inc.	31,167	1,689,251
Hornbeck Offshore Services, Inc. (A)	3,837	6,523
Independence Contract Drilling, Inc. (A)	3,895	12,075
Keane Group, Inc. (A)	1,491	16,431
KLX Energy Services Holdings, Inc. (A)	4,784	126,106
Matrix Service Company (A)	6,259	130,751
McDermott International, Inc. (A)	26,498	224,703
Mitcham Industries, Inc. (A)	2,782	11,351
Nabors Industries, Ltd.	42,183	136,673
Natural Gas Services Group, Inc. (A)	40,553	749,419
Newpark Resources, Inc. (A)	139,743	1,235,328
Noble Corp. PLC (A)	55,271	166,366
Oceaneering International, Inc. (A)	106,025	1,638,086
Oil States International, Inc. (A)	58,120	996,177
Patterson-UTI Energy, Inc.	29,640	393,026
PHI, Inc., Non-Voting Shares (A)(B)	2,950	9,175
Pioneer Energy Services Corp. (A)	22,654	40,098
ProPetro Holding Corp. (A)	2,500	49,650
RigNet, Inc. (A)	1,542	23,870
Rowan Companies PLC, Class A (A)(B)	22,247	251,614
RPC, Inc.	171,493	1,843,550
SEACOR Holdings, Inc. (A)	2,696	120,403
SEACOR Marine Holdings, Inc. (A)	2,710	37,181
Smart Sand, Inc. (A)	1,435	4,291
Superior Energy Services, Inc. (A)	25,879	121,114
TETRA Technologies, Inc. (A)	23,335	55,771
Tidewater, Inc. (A)	391	8,970
Transocean, Ltd. (A)	39,547	323,099
U.S. Silica Holdings, Inc. (B)	8,525	127,023
8	JOHN HANCOCK NEW OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Energy (continued)
Energy equipment and services (continued)
Unit Corp. (A)	10,340	$160,787
Oil, gas and consumable fuels 2.7%
Abraxas Petroleum Corp. (A)	461,672	577,090
Adams Resources & Energy, Inc.	139	5,524
Alta Mesa Resources, Inc., Class A (A)(B)	3,577	923
Antero Resources Corp. (A)	54,699	473,693
Approach Resources, Inc. (A)(B)	10,446	9,801
Arch Coal, Inc., Class A (B)	3,331	310,316
Ardmore Shipping Corp. (A)	2,870	16,158
Bonanza Creek Energy, Inc. (A)	2,851	65,487
Callon Petroleum Company (A)(B)	34,695	265,417
Centennial Resource Development, Inc., Class A (A)(B)	27,980	253,779
Chesapeake Energy Corp. (A)	13,382	39,611
Cimarex Energy Company	3,572	256,863
Clean Energy Fuels Corp. (A)	44,635	102,214
Cloud Peak Energy, Inc. (A)(B)	19,153	9,960
CNX Resources Corp. (A)	33,948	359,849
CONSOL Energy, Inc. (A)	4,223	160,263
Contango Oil & Gas Company (A)	6,165	20,899
Delek US Holdings, Inc.	12,213	432,096
Denbury Resources, Inc. (A)	47,850	91,872
DHT Holdings, Inc.	4,313	18,632
Dorian LPG, Ltd. (A)	14,044	82,860
Earthstone Energy, Inc., Class A (A)	1,313	8,653
Eclipse Resources Corp. (A)(B)	57,236	66,966
Encana Corp.	14,222	103,110
EnLink Midstream LLC	14,905	166,191
EP Energy Corp., Class A (A)	28,220	15,101
Extraction Oil & Gas, Inc. (A)	12,901	54,184
GasLog, Ltd.	8,051	129,782
Green Plains, Inc.	6,351	99,076
Gulfport Energy Corp. (A)	28,587	218,976
Halcon Resources Corp. (A)(B)	28,788	43,182
Hallador Energy Company	2,552	13,704
HighPoint Resources Corp. (A)	24,524	63,517
International Seaways, Inc. (A)	7,557	125,748
Kosmos Energy, Ltd. (A)	21,942	140,429
Laredo Petroleum, Inc. (A)	7,895	27,080
Matador Resources Company (A)	102,644	1,909,178
Midstates Petroleum Company, Inc. (A)	1,107	9,564
Murphy Oil Corp.	25,286	730,765
NACCO Industries, Inc., Class A	1,238	45,274
Oasis Petroleum, Inc. (A)	37,226	208,093
Overseas Shipholding Group, Inc., Class A (A)	19,221	37,865
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	9

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Pacific Ethanol, Inc. (A)	9,266	$10,749
Panhandle Oil and Gas, Inc., Class A	59	969
Par Pacific Holdings, Inc. (A)	5,395	91,176
Parsley Energy, Inc., Class A (A)	26,510	480,891
PBF Energy, Inc., Class A	16,784	521,479
PDC Energy, Inc. (A)	8,988	333,185
Peabody Energy Corp.	13,121	404,783
Penn Virginia Corp. (A)	2,965	159,102
QEP Resources, Inc. (A)	37,053	287,531
Range Resources Corp.	32,813	351,099
Renewable Energy Group, Inc. (A)(B)	8,693	230,973
REX American Resources Corp. (A)	702	55,956
Ring Energy, Inc. (A)	9,014	55,616
SandRidge Energy, Inc. (A)	3,085	23,970
Scorpio Tankers, Inc. (B)	5,653	104,072
SemGroup Corp., Class A	13,384	210,664
Ship Finance International, Ltd.	3,944	48,866
SilverBow Resources, Inc. (A)	1,162	26,145
SM Energy Company	19,234	314,284
Southwestern Energy Company (A)	37,891	160,279
SRC Energy, Inc. (A)	38,035	174,961
Talos Energy, Inc. (A)	1,095	24,583
Teekay Tankers, Ltd., Class A	8,305	8,886
Whiting Petroleum Corp. (A)	9,924	241,848
World Fuel Services Corp.	10,421	288,557
WPX Energy, Inc. (A)	25,776	318,076
Financials 22.1%		103,085,958
Banks 11.2%
1st Source Corp.	3,154	149,973
Allegiance Bancshares, Inc. (A)	1,918	73,383
American National Bankshares, Inc.	539	19,296
Ameris Bancorp	67,834	2,765,592
Arrow Financial Corp.	1,273	45,090
Associated Banc-Corp.	29,403	684,502
Atlantic Capital Bancshares, Inc. (A)	4,294	82,788
Banc of California, Inc.	8,007	138,681
BancFirst Corp.	4,646	261,941
BancorpSouth Bank	6,506	212,031
Bank of Commerce Holdings	3,052	34,640
Bank of Florida Corp. (A)(C)	2,087	0
Bank of Marin Bancorp	2,158	96,031
Bank OZK	9,472	310,682
BankUnited, Inc.	67,910	2,478,036
Banner Corp.	6,753	419,564
10	JOHN HANCOCK NEW OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Banks (continued)
Bar Harbor Bankshares	2,084	$53,809
BCB Bancorp, Inc.	1,400	18,368
Berkshire Hills Bancorp, Inc.	9,426	295,222
Blue Hills Bancorp, Inc.	6,177	153,684
BOK Financial Corp.	1,525	137,921
Boston Private Financial Holdings, Inc.	15,159	180,241
Bridge Bancorp, Inc.	2,589	85,359
Brookline Bancorp, Inc.	16,979	271,324
Bryn Mawr Bank Corp.	4,254	173,393
C&F Financial Corp.	568	29,303
Cadence Bancorp	8,557	171,054
Camden National Corp.	3,863	173,256
Capital City Bank Group, Inc.	3,796	93,685
Carolina Financial Corp.	3,873	141,829
CenterState Bank Corp.	5,179	137,036
Central Pacific Financial Corp.	5,713	166,705
Central Valley Community Bancorp	1,337	26,031
Century BanCorp, Inc., Class A	234	18,100
Chemical Financial Corp.	11,092	508,346
CIT Group, Inc.	17,371	885,400
Citizens & Northern Corp.	2,868	75,256
City Holding Company	1,525	122,214
Civista Bancshares, Inc.	509	10,857
CNB Financial Corp.	2,721	75,644
Columbia Banking System, Inc.	4,378	165,839
Community Bank System, Inc.	4,977	322,460
Community Trust Bancorp, Inc.	3,766	161,109
ConnectOne Bancorp, Inc.	6,777	146,180
Customers Bancorp, Inc. (A)	6,286	134,458
CVB Financial Corp.	5,485	125,003
Eagle Bancorp, Inc. (A)	5,376	318,205
Enterprise Bancorp, Inc.	213	6,756
Enterprise Financial Services Corp.	2,957	133,597
Equity Bancshares, Inc., Class A (A)	1,622	55,132
Farmers National Banc Corp.	7,522	110,724
FB Financial Corp.	2,194	77,777
Fidelity Southern Corp.	6,915	225,291
Financial Institutions, Inc.	4,994	150,519
First Bancorp (NC)	3,579	140,261
First Bancorp (PR)	45,399	522,542
First Bancorp, Inc.	1,814	47,799
First Busey Corp.	4,895	131,871
First Citizens BancShares, Inc., Class A	2,500	1,091,450
First Commonwealth Financial Corp.	21,576	303,359
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	11

	Shares	Value
Financials (continued)
Banks (continued)
First Community Bankshares, Inc.	4,892	$175,378
First Financial Bancorp	15,711	435,666
First Financial Corp.	1,254	55,653
First Financial Northwest, Inc.	2,061	33,429
First Foundation, Inc.	4,564	69,601
First Hawaiian, Inc.	2,325	62,682
First Horizon National Corp.	16,408	256,457
First Internet Bancorp	1,438	31,061
First Interstate BancSystem, Inc., Class A	6,846	285,067
First Merchants Corp.	6,236	251,872
First Mid-Illinois Bancshares, Inc.	1,032	36,027
First Midwest Bancorp, Inc.	13,533	313,289
Flushing Financial Corp.	6,610	153,418
FNB Corp.	51,343	628,438
Franklin Financial Network, Inc.	3,827	125,526
Fulton Financial Corp.	27,757	476,865
German American Bancorp, Inc.	2,197	68,041
Great Southern Bancorp, Inc.	3,401	192,599
Great Western Bancorp, Inc.	11,270	423,189
Hancock Whitney Corp.	15,955	696,914
Hanmi Financial Corp.	6,194	142,958
Heartland Financial USA, Inc.	4,441	215,788
Heritage Commerce Corp.	9,672	135,118
Heritage Financial Corp.	4,823	158,773
Hilltop Holdings, Inc.	13,802	265,274
Home BancShares, Inc.	4,752	92,569
HomeTrust Bancshares, Inc.	5,077	138,247
Hope Bancorp, Inc.	163,609	2,385,419
Horizon Bancorp, Inc.	7,783	137,526
Howard Bancorp, Inc. (A)	775	10,284
IBERIABANK Corp.	8,468	662,452
Independent Bank Corp. (MA)	2,750	234,108
Independent Bank Corp. (MI)	2,100	48,825
Independent Bank Group, Inc.	7,169	415,515
International Bancshares Corp.	13,941	569,072
Investors Bancorp, Inc.	57,219	719,243
Lakeland Bancorp, Inc.	8,636	144,480
LegacyTexas Financial Group, Inc.	7,710	321,738
Macatawa Bank Corp.	9,806	106,983
MB Financial, Inc.	10,622	480,858
MBT Financial Corp.	5,279	58,439
Mercantile Bank Corp.	4,054	140,390
Midland States Bancorp, Inc.	2,466	62,883
MidSouth Bancorp, Inc.	729	8,303
12	JOHN HANCOCK NEW OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Banks (continued)
MidWestOne Financial Group, Inc.	1,523	$47,350
National Bank Holdings Corp., Class A	6,429	232,280
National Commerce Corp. (A)	2,223	97,123
NBT Bancorp, Inc.	7,614	294,129
Nicolet Bankshares, Inc. (A)	1,053	60,463
Northeast Bancorp	1,221	24,762
Northrim Bancorp, Inc.	1,302	48,838
OFG Bancorp	8,685	179,693
Old Line Bancshares, Inc.	390	11,170
Old National Bancorp	23,103	410,771
Old Second Bancorp, Inc.	3,314	47,324
Opus Bank	8,153	185,644
Pacific Mercantile Bancorp (A)	3,866	31,895
Pacific Premier Bancorp, Inc.	5,131	153,160
PacWest Bancorp	20,486	840,336
Park National Corp.	1,289	129,093
Peapack Gladstone Financial Corp.	5,294	153,950
Peoples Bancorp, Inc.	4,261	142,062
People's United Financial, Inc.	70,547	1,252,915
People's Utah Bancorp	1,598	46,917
Pinnacle Financial Partners, Inc.	56,928	3,341,104
Popular, Inc.	74,758	4,214,856
Premier Financial Bancorp, Inc.	903	14,963
Prosperity Bancshares, Inc.	11,062	823,566
QCR Holdings, Inc.	1,243	44,437
Renasant Corp.	6,665	255,136
Republic Bancorp, Inc., Class A	1,459	66,005
S&T Bancorp, Inc.	7,705	318,833
Sandy Spring Bancorp, Inc.	4,771	167,319
Seacoast Banking Corp. of Florida (A)	6,030	174,991
Shore Bancshares, Inc.	2,964	46,683
Sierra Bancorp	3,854	103,865
Simmons First National Corp., Class A	14,662	393,381
South State Corp.	4,194	297,942
Southern First Bancshares, Inc. (A)	627	23,889
Southern National Bancorp of Virginia, Inc.	3,580	56,743
Southside Bancshares, Inc.	2,461	85,446
Sterling Bancorp	28,419	577,758
Synovus Financial Corp.	8,150	323,392
TCF Financial Corp.	72,291	1,655,464
Texas Capital Bancshares, Inc. (A)	23,669	1,444,519
The Bancorp, Inc. (A)	17,171	155,741
The First Bancshares, Inc.	752	24,636
The First of Long Island Corp.	2,347	54,826
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	13

	Shares	Value
Financials (continued)
Banks (continued)
TierOne Corp. (A)(C)	1,301	$1
Tompkins Financial Corp.	2,453	197,246
Towne Bank	4,828	133,108
TriCo Bancshares	3,830	154,043
TriState Capital Holdings, Inc. (A)	8,357	188,952
Triumph Bancorp, Inc. (A)	3,766	127,554
Trustmark Corp.	13,772	488,631
Umpqua Holdings Corp.	35,690	648,844
Union Bankshares Corp.	10,316	366,940
United Bankshares, Inc.	11,127	427,166
United Community Banks, Inc.	11,466	317,494
Univest Financial Corp.	5,780	153,228
Valley National Bancorp	29,642	313,020
Veritex Holdings, Inc.	7,753	217,162
Washington Trust Bancorp, Inc.	1,814	95,054
WesBanco, Inc.	11,053	468,979
West Bancorporation, Inc.	1,800	41,616
Wintrust Financial Corp.	3,230	237,954
Capital markets 2.4%
Artisan Partners Asset Management, Inc., Class A	67,520	1,775,776
Blucora, Inc. (A)	11,765	316,361
BrightSphere Investment Group PLC	165,720	2,344,938
Cowen, Inc. (A)	6,263	96,951
GAIN Capital Holdings, Inc. (B)	11,270	77,763
GAMCO Investors, Inc., Class A	205	4,198
Houlihan Lokey, Inc.	38,284	1,760,298
INTL. FCStone, Inc. (A)	1,915	83,303
Invesco, Ltd.	32,853	635,706
Investment Technology Group, Inc.	4,209	127,238
Janus Henderson Group PLC	21,630	529,935
Legg Mason, Inc.	16,432	480,636
Oppenheimer Holdings, Inc., Class A	5,084	143,470
Piper Jaffray Companies	300	20,988
Pzena Investment Management, Inc., Class A	80,992	806,680
Stifel Financial Corp.	29,829	1,623,592
Virtus Investment Partners, Inc.	948	96,990
Waddell & Reed Financial, Inc., Class A	12,908	238,927
Consumer finance 1.7%
Asta Funding, Inc.	290	1,401
Consumer Portfolio Services, Inc. (A)	5,992	25,226
Encore Capital Group, Inc. (A)(B)	46,665	1,595,943
Enova International, Inc. (A)	5,481	139,875
EZCorp, Inc., Class A (A)	9,937	97,084
LendingClub Corp. (A)	22,870	67,924
14	JOHN HANCOCK NEW OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Consumer finance (continued)
Navient Corp.	46,658	$570,161
Nelnet, Inc., Class A	7,066	387,358
Nicholas Financial, Inc. (A)	75	776
OneMain Holdings, Inc.	23,675	781,275
PRA Group, Inc. (A)	8,969	288,712
Regional Management Corp. (A)	4,394	119,473
Santander Consumer USA Holdings, Inc.	33,428	686,611
SLM Corp. (A)	265,680	2,935,764
World Acceptance Corp. (A)	2,374	292,002
Diversified financial services 0.2%
Cannae Holdings, Inc. (A)	1,903	43,617
Marlin Business Services Corp.	2,737	64,429
NewStar Financial, Inc. (A)(C)	16,196	4,204
On Deck Capital, Inc. (A)	8,386	51,490
Voya Financial, Inc.	12,967	655,741
Insurance 3.4%
Ambac Financial Group, Inc. (A)	9,441	186,649
American Equity Investment Life Holding Company	14,377	455,032
American National Insurance Company	4,122	606,717
AMERISAFE, Inc.	1,392	87,849
Argo Group International Holdings, Ltd.	6,022	418,589
Assurant, Inc.	10,805	1,112,807
Assured Guaranty, Ltd.	20,642	862,010
Athene Holding, Ltd., Class A (A)	7,273	324,012
Atlas Financial Holdings, Inc. (A)	2,735	24,834
Axis Capital Holdings, Ltd.	3,567	203,569
CNO Financial Group, Inc.	15,751	268,240
Donegal Group, Inc., Class A	6,320	85,130
eHealth, Inc. (A)	507	27,079
EMC Insurance Group, Inc.	3,638	116,161
Employers Holdings, Inc.	5,083	211,758
Enstar Group, Ltd. (A)	1,559	278,126
FBL Financial Group, Inc., Class A	4,276	298,764
FedNat Holding Company	4,812	87,819
First American Financial Corp.	2,207	112,094
Genworth Financial, Inc., Class A (A)	24,551	95,012
Global Indemnity, Ltd.	2,891	111,535
Greenlight Capital Re, Ltd., Class A (A)(B)	171,656	1,920,831
Hallmark Financial Services, Inc. (A)	4,441	46,408
HCI Group, Inc.	2,133	98,459
Heritage Insurance Holdings, Inc.	159,129	2,374,205
Horace Mann Educators Corp.	9,193	360,274
Independence Holding Company	2,216	84,629
Investors Title Company	98	16,700
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	15

	Shares	Value
Financials (continued)
Insurance (continued)
James River Group Holdings, Ltd.	1,652	$67,881
Kemper Corp.	557	46,287
Maiden Holdings, Ltd.	18,564	22,834
MBIA, Inc. (A)	11,600	115,188
Mercury General Corp.	3,539	187,461
National General Holdings Corp.	10,747	277,380
National Western Life Group, Inc., Class A	504	155,232
Old Republic International Corp.	45,581	950,820
ProAssurance Corp.	3,819	155,051
Protective Insurance Corp., Class B	1,111	23,453
Reinsurance Group of America, Inc.	1,601	231,328
RenaissanceRe Holdings, Ltd.	932	137,051
Safety Insurance Group, Inc.	2,412	215,488
Selective Insurance Group, Inc.	3,469	228,815
State Auto Financial Corp.	9,236	310,976
Stewart Information Services Corp.	3,174	136,260
The Navigators Group, Inc.	4,358	304,101
Third Point Reinsurance, Ltd. (A)	22,255	237,906
Tiptree, Inc.	5,585	34,236
United Fire Group, Inc.	2,831	137,983
United Insurance Holdings Corp.	5,210	85,340
Unum Group	23,751	887,337
White Mountains Insurance Group, Ltd.	147	138,090
Mortgage real estate investment trusts 0.9%
Anworth Mortgage Asset Corp.	481,059	2,049,311
Capstead Mortgage Corp.	243,800	2,023,540
Thrifts and mortgage finance 2.3%
BankFinancial Corp.	3,904	61,059
Beneficial Bancorp, Inc.	16,925	272,831
Capitol Federal Financial, Inc.	32,085	428,976
Dime Community Bancshares, Inc.	66,828	1,335,223
ESSA Bancorp, Inc.	589	9,418
Federal Agricultural Mortgage Corp., Class C	1,655	135,495
First Defiance Financial Corp.	4,430	137,064
Flagstar Bancorp, Inc.	11,545	377,060
FS Bancorp, Inc.	206	10,681
Hingham Institution for Savings	102	19,972
Home Bancorp, Inc.	2,190	77,460
HomeStreet, Inc. (A)	61,698	1,721,374
Kearny Financial Corp.	24,799	337,018
Luther Burbank Corp.	150,699	1,576,312
Meridian Bancorp, Inc.	9,146	148,988
Meta Financial Group, Inc.	3,450	80,558
Mr. Cooper Group, Inc. (A)	6,585	89,885
16	JOHN HANCOCK NEW OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Thrifts and mortgage finance (continued)
New York Community Bancorp, Inc.	76,281	$954,275
NMI Holdings, Inc., Class A (A)	8,659	209,115
Northfield Bancorp, Inc.	11,050	164,756
Northwest Bancshares, Inc.	10,962	203,893
OceanFirst Financial Corp.	7,943	200,164
Ocwen Financial Corp. (A)	1,811	3,876
Oritani Financial Corp.	11,856	212,815
Provident Financial Holdings, Inc.	768	15,567
Provident Financial Services, Inc.	14,437	396,296
Radian Group, Inc.	13,149	267,714
Riverview Bancorp, Inc.	5,611	43,429
SI Financial Group, Inc.	2,817	41,551
Territorial Bancorp, Inc.	1,321	37,120
Timberland Bancorp, Inc.	938	28,703
Trustco Bank Corp.	21,026	178,090
United Community Financial Corp.	13,113	131,392
United Financial Bancorp, Inc.	11,880	184,496
Walker & Dunlop, Inc.	3,422	190,948
Washington Federal, Inc.	6,467	198,408
Waterstone Financial, Inc.	7,156	120,507
Western New England Bancorp, Inc.	7,462	73,277
WSFS Financial Corp.	4,560	197,357
Health care 12.6%		59,004,790
Biotechnology 3.2%
Abeona Therapeutics, Inc. (A)(B)	19,000	133,380
Achillion Pharmaceuticals, Inc. (A)	32,241	80,925
Acorda Therapeutics, Inc. (A)	10,195	150,274
Adamas Pharmaceuticals, Inc. (A)(B)	18,800	210,372
Adverum Biotechnologies, Inc. (A)	13,501	54,679
Aimmune Therapeutics, Inc. (A)	83,469	2,010,768
Akebia Therapeutics, Inc. (A)	19,560	142,397
AMAG Pharmaceuticals, Inc. (A)	8,654	128,858
Amicus Therapeutics, Inc. (A)	183,828	2,224,319
Aptevo Therapeutics, Inc. (A)	4,366	6,724
Aravive, Inc. (A)	937	5,463
Ardelyx, Inc. (A)	2,085	5,859
Biohaven Pharmaceutical Holding Company, Ltd. (A)	43,871	1,929,447
Calithera Biosciences, Inc. (A)	3,123	17,333
Catalyst Biosciences, Inc. (A)	910	7,753
Catalyst Pharmaceuticals, Inc. (A)	86,000	250,260
Chimerix, Inc. (A)	15,413	31,288
Concert Pharmaceuticals, Inc. (A)	1,726	26,218
Emergent BioSolutions, Inc. (A)	2,750	160,463
Five Prime Therapeutics, Inc. (A)	1,403	16,247
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	17

	Shares	Value
Health care (continued)
Biotechnology (continued)
Global Blood Therapeutics, Inc. (A)	55,255	$2,900,888
Heron Therapeutics, Inc. (A)(B)	13,604	360,098
Immune Design Corp. (A)	2,878	16,750
Merrimack Pharmaceuticals, Inc. (A)	4,165	25,448
Myriad Genetics, Inc. (A)	5,413	167,965
PDL BioPharma, Inc. (A)	39,971	145,095
Portola Pharmaceuticals, Inc. (A)	53,415	1,640,375
Prothena Corp. PLC (A)	2,514	33,688
Ra Pharmaceuticals, Inc. (A)	2,517	48,503
Repligen Corp. (A)	1,072	63,805
Retrophin, Inc. (A)	61,094	1,378,281
Sierra Oncology, Inc. (A)	14,470	28,072
United Therapeutics Corp. (A)	3,724	470,304
Zafgen, Inc. (A)	3,703	16,552
Health care equipment and supplies 3.7%
AngioDynamics, Inc. (A)	7,363	165,005
Anika Therapeutics, Inc. (A)	2,273	74,168
AtriCure, Inc. (A)	66,472	2,123,116
Avanos Medical, Inc. (A)	7,532	354,607
Cardiovascular Systems, Inc. (A)	81,782	2,892,629
CONMED Corp.	4,000	307,600
Electromed, Inc. (A)	2,000	10,520
FONAR Corp. (A)	820	17,753
Globus Medical, Inc., Class A (A)	102,728	5,001,826
ICU Medical, Inc. (A)	12,443	3,057,992
Integer Holdings Corp. (A)	3,688	335,460
Invacare Corp.	10,063	97,913
Kewaunee Scientific Corp.	80	1,920
Merit Medical Systems, Inc. (A)	3,301	183,965
Natus Medical, Inc. (A)	2,624	72,501
Orthofix Medical, Inc. (A)	1,132	69,165
RTI Surgical, Inc. (A)	18,893	94,087
SeaSpine Holdings Corp. (A)	2,479	38,028
Wright Medical Group NV (A)	71,957	2,252,974
Health care providers and services 1.4%
Acadia Healthcare Company, Inc. (A)	43,743	1,150,003
Addus HomeCare Corp. (A)	3,137	210,838
Brookdale Senior Living, Inc. (A)	31,457	212,649
Civitas Solutions, Inc. (A)	2,870	50,971
Community Health Systems, Inc. (A)	7,964	39,422
Cross Country Healthcare, Inc. (A)	6,620	57,859
Digirad Corp.	3,687	2,832
Diplomat Pharmacy, Inc. (A)	5,650	36,443
InfuSystem Holdings, Inc. (A)	5,153	20,818
18	JOHN HANCOCK NEW OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Health care (continued)
Health care providers and services (continued)
LHC Group, Inc. (A)	23,189	$2,543,601
Magellan Health, Inc. (A)	3,855	262,564
MedCath Corp. (A)(C)	4,104	2,052
MEDNAX, Inc. (A)	11,619	382,381
National HealthCare Corp.	3,073	250,173
Owens & Minor, Inc.	12,316	76,852
Patterson Companies, Inc.	1,820	41,041
Premier, Inc., Class A (A)	2,224	81,354
Select Medical Holdings Corp. (A)	24,690	365,906
Surgery Partners, Inc. (A)(B)	9,453	118,352
The Ensign Group, Inc.	4,075	201,509
The Providence Service Corp. (A)	2,490	177,587
Triple-S Management Corp., Class B (A)	3,548	90,261
Health care technology 0.7%
Allscripts Healthcare Solutions, Inc. (A)	16,530	177,202
Evolent Health, Inc., Class A (A)	8,062	106,338
HealthStream, Inc.	4,427	123,071
Medidata Solutions, Inc. (A)	40,195	3,015,429
NextGen Healthcare, Inc. (A)	6,984	122,220
Life sciences tools and services 0.9%
Bio-Rad Laboratories, Inc., Class A (A)	440	119,196
Bruker Corp.	39,311	1,502,073
Harvard Bioscience, Inc. (A)	7,918	31,830
Luminex Corp.	8,652	220,453
Syneos Health, Inc. (A)	61,289	2,560,042
Pharmaceuticals 2.7%
Amneal Pharmaceuticals, Inc. (A)	113,666	1,537,901
Amphastar Pharmaceuticals, Inc. (A)	7,176	178,324
Assertio Therapeutics, Inc. (A)	9,680	40,075
Catalent, Inc. (A)	73,447	3,174,379
Cumberland Pharmaceuticals, Inc. (A)	631	3,578
Dova Pharmaceuticals, Inc. (A)	97,248	746,865
Endo International PLC (A)	20,862	229,273
GW Pharmaceuticals PLC, ADR (A)	11,100	1,909,311
Horizon Pharma PLC (A)	16,002	464,218
Intra-Cellular Therapies, Inc. (A)	17,000	231,540
Mallinckrodt PLC (A)	15,099	376,871
Melinta Therapeutics, Inc. (A)	639	3,405
Neos Therapeutics, Inc. (A)(B)	24,400	55,876
Otonomy, Inc. (A)	10,415	23,850
Perrigo Company PLC	8,077	393,350
Prestige Consumer Healthcare, Inc. (A)	33,042	966,809
Taro Pharmaceutical Industries, Ltd.	388	39,720
Tetraphase Pharmaceuticals, Inc. (A)	4,983	5,880
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	19

	Shares	Value
Health care (continued)
Pharmaceuticals (continued)
Zogenix, Inc. (A)	42,294	$2,230,163
Industrials 18.5%		86,212,254
Aerospace and defense 1.0%
AAR Corp.	65,622	2,397,172
Arotech Corp. (A)	2,211	7,473
Astronics Corp. (A)	403	14,496
Astronics Corp., Class B (A)	60	2,136
CPI Aerostructures, Inc. (A)	1,951	13,579
Cubic Corp.	5,735	353,850
Ducommun, Inc. (A)	3,210	136,200
Esterline Technologies Corp. (A)	5,488	668,164
Mercury Systems, Inc. (A)	4,851	308,136
Moog, Inc., Class A	4,207	395,290
National Presto Industries, Inc. (B)	1,152	129,185
SIFCO Industries, Inc. (A)	400	1,208
Sparton Corp. (A)	1,001	18,498
The KeyW Holding Corp. (A)	10,060	74,444
Triumph Group, Inc.	4,777	110,635
Vectrus, Inc. (A)	2,461	66,349
Wesco Aircraft Holdings, Inc. (A)	17,460	148,235
Air freight and logistics 0.3%
Air Transport Services Group, Inc. (A)	5,315	123,680
Atlas Air Worldwide Holdings, Inc. (A)	3,951	212,327
Echo Global Logistics, Inc. (A)	5,501	132,134
Forward Air Corp.	1,949	126,003
Hub Group, Inc., Class A (A)	6,066	260,717
Radiant Logistics, Inc. (A)	11,599	74,118
XPO Logistics, Inc. (A)	6,500	322,808
Airlines 1.3%
Alaska Air Group, Inc.	11,916	735,217
Allegiant Travel Company	24,877	3,286,252
Copa Holdings SA, Class A	1,504	132,608
Hawaiian Holdings, Inc.	5,275	156,931
JetBlue Airways Corp. (A)	51,714	863,624
SkyWest, Inc.	7,177	387,845
Spirit Airlines, Inc. (A)	10,282	578,363
Building products 1.8%
Alpha Pro Tech, Ltd. (A)	4,132	15,578
American Woodmark Corp. (A)	47,307	4,030,556
Apogee Enterprises, Inc.	29,404	1,049,429
Armstrong Flooring, Inc. (A)	6,632	95,103
CSW Industrials, Inc. (A)	2,127	120,771
Fortune Brands Home & Security, Inc.	2,203	103,805
20	JOHN HANCOCK NEW OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Industrials (continued)
Building products (continued)
Gibraltar Industries, Inc. (A)	5,035	$203,918
Griffon Corp.	6,903	123,150
Insteel Industries, Inc.	3,280	74,620
JELD-WEN Holding, Inc. (A)	40,627	821,072
Masonite International Corp. (A)	2,844	157,700
Owens Corning	9,431	470,890
Quanex Building Products Corp.	7,897	135,749
Resideo Technologies, Inc. (A)	7,252	186,376
Simpson Manufacturing Company, Inc.	872	52,259
Universal Forest Products, Inc.	12,117	375,263
USG Corp.	6,162	265,644
Commercial services and supplies 2.0%
ABM Industries, Inc.	13,411	478,236
ACCO Brands Corp.	21,703	201,838
Acme United Corp.	300	5,145
Advanced Disposal Services, Inc. (A)	6,336	168,031
AMREP Corp. (A)	120	718
ARC Document Solutions, Inc. (A)	18,059	42,800
Brady Corp., Class A	5,681	268,768
CECO Environmental Corp. (A)	7,708	58,735
Civeo Corp. (A)	37,150	96,590
Clean Harbors, Inc. (A)	6,158	418,744
Deluxe Corp.	2,054	95,573
Ennis, Inc.	4,732	100,318
Healthcare Services Group, Inc.	36,917	1,409,491
Heritage-Crystal Clean, Inc. (A)	5,154	124,521
HNI Corp.	1,577	60,920
Hudson Technologies, Inc. (A)(B)	7,240	9,122
LSC Communications, Inc.	5,821	49,246
Matthews International Corp., Class A	2,518	100,141
McGrath RentCorp	4,686	280,410
Mobile Mini, Inc.	6,020	216,780
Multi-Color Corp.	1,563	77,916
NL Industries, Inc. (A)	5,369	23,248
PICO Holdings, Inc. (A)	5,367	55,173
Quad/Graphics, Inc.	2,458	35,862
Ritchie Brothers Auctioneers, Inc.	77,396	2,902,350
SP Plus Corp. (A)	4,713	162,127
Steelcase, Inc., Class A	10,362	181,439
Stericycle, Inc. (A)	1,132	50,465
Team, Inc. (A)(B)	89,064	1,391,180
Viad Corp.	3,781	218,920
Virco Manufacturing Corp.	700	2,786
VSE Corp.	2,544	89,930
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	21

	Shares	Value
Industrials (continued)
Construction and engineering 1.4%
AECOM (A)	27,604	$854,620
Aegion Corp. (A)	3,300	57,288
Arcosa, Inc.	9,963	333,661
Argan, Inc.	2,178	101,277
Dycom Industries, Inc. (A)	43,495	1,960,755
EMCOR Group, Inc.	2,651	191,217
Granite Construction, Inc.	8,320	387,379
Great Lakes Dredge & Dock Corp. (A)	12,708	113,101
KBR, Inc.	16,914	334,221
MasTec, Inc. (A)	8,258	356,580
MYR Group, Inc. (A)	3,816	127,989
Northwest Pipe Company (A)	3,747	92,438
NV5 Global, Inc. (A)	1,069	84,729
Orion Group Holdings, Inc. (A)	9,419	40,031
Primoris Services Corp.	9,362	218,790
Quanta Services, Inc.	29,187	1,040,225
Sterling Construction Company, Inc. (A)	5,962	87,105
The Goldfield Corp. (A)	10,094	27,052
Tutor Perini Corp. (A)	10,536	198,288
Valmont Industries, Inc.	950	129,761
Electrical equipment 1.4%
Acuity Brands, Inc.	10,024	1,304,323
AZZ, Inc.	6,358	292,595
Broadwind Energy, Inc. (A)	3,229	5,166
Encore Wire Corp.	3,466	205,326
LSI Industries, Inc.	5,767	19,377
Powell Industries, Inc.	68,881	2,210,391
Preformed Line Products Company	1,172	69,968
Regal Beloit Corp.	7,029	588,749
Sunrun, Inc. (A)	799	12,392
Thermon Group Holdings, Inc. (A)	75,044	1,867,095
Ultralife Corp. (A)	3,715	39,490
Industrial conglomerates 0.0%
Carlisle Companies, Inc.	684	84,187
Machinery 3.5%
Actuant Corp., Class A	6,804	166,358
AGCO Corp.	8,480	573,078
Alamo Group, Inc.	2,801	269,008
ARC Group Worldwide, Inc. (A)	4,288	4,502
Astec Industries, Inc.	4,987	190,304
Barnes Group, Inc.	5,355	310,965
Briggs & Stratton Corp.	4,656	61,040
Chart Industries, Inc. (A)	6,336	559,342
CIRCOR International, Inc. (A)	3,781	119,215
22	JOHN HANCOCK NEW OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Industrials (continued)
Machinery (continued)
Colfax Corp. (A)	18,434	$487,764
Columbus McKinnon Corp.	4,193	157,028
Commercial Vehicle Group, Inc. (A)	2,321	18,568
EnPro Industries, Inc.	1,363	93,488
ESCO Technologies, Inc.	5,130	354,945
Federal Signal Corp.	10,671	262,293
Franklin Electric Company, Inc.	3,705	197,143
FreightCar America, Inc. (A)	2,894	22,429
Gencor Industries, Inc. (A)	2,851	37,947
Graham Corp.	2,074	46,976
Hurco Companies, Inc.	1,523	65,306
Hyster-Yale Materials Handling, Inc.	2,775	187,757
ITT, Inc.	7,615	439,842
John Bean Technologies Corp.	21,830	2,045,471
Kennametal, Inc.	3,256	122,719
LB Foster Company, Class A (A)	3,584	62,039
Lydall, Inc. (A)	1,633	45,969
Milacron Holdings Corp. (A)	6,459	90,361
Miller Industries, Inc.	1,559	52,866
Mueller Industries, Inc.	859	28,390
NN, Inc.	6,386	63,285
Oshkosh Corp.	306	23,810
Park-Ohio Holdings Corp.	3,122	99,248
Perma-Pipe International Holdings, Inc. (A)	780	6,747
REV Group, Inc.	1,607	14,206
Rexnord Corp. (A)	4,809	128,256
Spartan Motors, Inc.	166,565	1,522,404
SPX FLOW, Inc. (A)	4,060	140,151
Sun Hydraulics Corp.	26,654	1,268,197
Terex Corp.	3,672	123,342
The Eastern Company	481	13,997
The Greenbrier Companies, Inc.	1,739	71,734
The Manitowoc Company, Inc. (A)	7,016	126,218
The Timken Company	8,256	358,228
Titan International, Inc.	238,534	1,493,223
TriMas Corp. (A)	3,804	122,983
Trinity Industries, Inc.	28,466	666,389
Twin Disc, Inc. (A)	2,590	45,817
Wabash National Corp.	11,267	167,202
Watts Water Technologies, Inc., Class A	2,539	204,491
Woodward, Inc.	27,761	2,674,495
Marine 0.3%
Costamare, Inc.	26,369	137,119
Eagle Bulk Shipping, Inc. (A)	2,471	12,083
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	23

	Shares	Value
Industrials (continued)
Marine (continued)
Kirby Corp. (A)	9,212	$683,715
Matson, Inc.	7,729	279,094
Scorpio Bulkers, Inc.	24,679	104,639
Professional services 2.3%
Acacia Research Corp. (A)	5,327	16,247
ASGN, Inc. (A)	3,029	195,098
CBIZ, Inc. (A)	8,416	173,622
CRA International, Inc.	2,047	102,268
Exponent, Inc.	62,755	3,553,816
Forrester Research, Inc.	46,265	2,322,503
FTI Consulting, Inc. (A)	6,083	451,115
GP Strategies Corp. (A)	2,847	47,659
Heidrick & Struggles International, Inc.	5,065	218,352
Hill International, Inc. (A)	4,471	14,754
Huron Consulting Group, Inc. (A)	4,810	220,394
ICF International, Inc.	3,738	282,294
InnerWorkings, Inc. (A)	13,835	67,100
Kelly Services, Inc., Class A	5,734	138,361
Korn Ferry	9,741	475,263
ManpowerGroup, Inc.	4,920	414,510
Mistras Group, Inc. (A)	3,943	62,221
Navigant Consulting, Inc.	10,842	223,237
RCM Technologies, Inc. (A)	100	460
Red Violet, Inc. (A)	363	2,719
Resources Connection, Inc.	7,703	133,801
TrueBlue, Inc. (A)	6,439	148,226
Volt Information Sciences, Inc. (A)	619	2,625
WageWorks, Inc. (A)	42,241	1,389,729
Road and rail 1.2%
AMERCO	2,274	874,558
ArcBest Corp.	4,064	141,549
Covenant Transportation Group, Inc., Class A (A)	3,007	68,590
Genesee & Wyoming, Inc., Class A (A)	8,189	671,498
Heartland Express, Inc.	2,776	55,770
Hertz Global Holdings, Inc. (A)	7,628	145,695
Knight-Swift Transportation Holdings, Inc. (B)	52,199	1,755,452
Marten Transport, Ltd.	8,661	161,528
P.A.M. Transportation Services, Inc. (A)	629	31,865
Patriot Transportation Holding, Inc. (A)	22	425
Ryder System, Inc.	9,059	563,107
Saia, Inc. (A)	4,107	271,719
Schneider National, Inc., Class B	6,748	147,714
USA Truck, Inc. (A)	2,845	48,934
Werner Enterprises, Inc.	14,278	493,019
24	JOHN HANCOCK NEW OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Industrials (continued)
Trading companies and distributors 1.9%
Air Lease Corp.	21,709	$811,048
Aircastle, Ltd.	15,224	302,349
Applied Industrial Technologies, Inc.	1,600	93,024
Beacon Roofing Supply, Inc. (A)	6,409	232,454
BMC Stock Holdings, Inc. (A)	6,389	122,222
CAI International, Inc. (A)	3,680	86,701
DXP Enterprises, Inc. (A)	2,908	102,856
GATX Corp.	7,016	557,772
GMS, Inc. (A)	6,268	122,539
Herc Holdings, Inc. (A)	141	6,204
Houston Wire & Cable Company (A)	3,838	21,685
Huttig Building Products, Inc. (A)	5,749	17,190
Kaman Corp.	4,700	289,426
Lawson Products, Inc. (A)	1,231	38,863
MRC Global, Inc. (A)	7,505	126,534
MSC Industrial Direct Company, Inc., Class A	800	67,528
Nexeo Solutions, Inc. (A)(B)	1,437	14,269
NOW, Inc. (A)	17,718	255,671
Rush Enterprises, Inc., Class A	3,765	157,829
Rush Enterprises, Inc., Class B	5,870	242,431
SiteOne Landscape Supply, Inc. (A)	40,112	2,154,416
Textainer Group Holdings, Ltd. (A)	1,374	14,990
Titan Machinery, Inc. (A)	97,452	1,872,053
Transcat, Inc. (A)	551	12,673
Triton International, Ltd.	9,923	326,566
Univar, Inc. (A)	11,553	261,213
Veritiv Corp. (A)	3,711	107,211
WESCO International, Inc. (A)	7,869	428,467
Willis Lease Finance Corp. (A)	281	11,819
Transportation infrastructure 0.1%
Macquarie Infrastructure Corp.	7,572	309,619
Information technology 14.3%		66,642,540
Communications equipment 1.0%
ADTRAN, Inc.	14,352	215,567
Applied Optoelectronics, Inc. (A)(B)	64,200	866,700
ARRIS International PLC (A)	24,319	770,426
BK Technologies, Inc.	877	3,403
Calix, Inc. (A)	11,252	92,266
Ciena Corp. (A)	3,466	147,860
Clearfield, Inc. (A)	1,400	20,328
CommScope Holding Company, Inc. (A)	1,934	45,082
Communications Systems, Inc.	1,201	3,123
Comtech Telecommunications Corp.	5,575	147,738
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	25

	Shares	Value
Information technology (continued)
Communications equipment (continued)
Digi International, Inc. (A)	8,862	$116,978
EchoStar Corp., Class A (A)	8,353	322,092
Finisar Corp. (A)	20,066	491,416
Harmonic, Inc. (A)	22,959	126,734
Infinera Corp. (A)	18,286	93,441
InterDigital, Inc.	3,706	258,419
KVH Industries, Inc. (A)	4,329	49,177
Lumentum Holdings, Inc. (A)	668	33,233
NETGEAR, Inc. (A)	6,088	218,255
NetScout Systems, Inc. (A)	14,977	409,920
Network-1 Technologies, Inc.	3,000	7,800
Optical Cable Corp. (A)	100	536
Ribbon Communications, Inc. (A)	7,474	38,491
TESSCO Technologies, Inc.	1,368	22,572
Viavi Solutions, Inc. (A)	6,058	79,542
Electronic equipment, instruments and components 3.9%
ADDvantage Technologies Group, Inc. (A)	471	645
Anixter International, Inc. (A)	6,548	384,237
Arlo Technologies, Inc. (A)	14,182	61,408
Arrow Electronics, Inc. (A)	19,427	1,548,332
Avnet, Inc.	24,052	1,046,021
AVX Corp.	32,940	599,508
Bel Fuse, Inc., Class B	2,788	68,167
Belden, Inc.	3,650	225,534
Benchmark Electronics, Inc.	5,221	143,055
Coherent, Inc. (A)	647	86,103
CTS Corp.	3,537	113,608
Daktronics, Inc.	10,214	82,938
ePlus, Inc. (A)	1,680	150,259
Fabrinet (A)	6,819	398,912
FARO Technologies, Inc. (A)	3,242	148,516
Flex, Ltd. (A)	34,471	363,324
II-VI, Inc. (A)	9,904	420,722
Insight Enterprises, Inc. (A)	3,048	170,139
Jabil, Inc.	30,878	876,935
KEMET Corp.	7,514	142,390
Key Tronic Corp. (A)	1,300	8,632
Kimball Electronics, Inc. (A)	7,326	113,553
Knowles Corp. (A)	17,304	281,709
Luna Innovations, Inc. (A)	1,900	6,099
Methode Electronics, Inc.	1,838	51,574
MTS Systems Corp.	34,451	1,836,238
OSI Systems, Inc. (A)	1,622	140,871
PAR Technology Corp. (A)	3,623	97,712
26	JOHN HANCOCK NEW OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology (continued)
Electronic equipment, instruments and components (continued)
Park Electrochemical Corp.	3,108	$54,048
PC Connection, Inc.	3,476	139,874
PCM, Inc. (A)	2,932	98,486
Plexus Corp. (A)	6,120	377,971
RF Industries, Ltd.	33	243
Richardson Electronics, Ltd.	1,362	10,147
Rogers Corp. (A)	32,464	5,040,036
Sanmina Corp. (A)	11,918	380,661
ScanSource, Inc. (A)	5,603	210,393
SYNNEX Corp.	7,112	697,829
Tech Data Corp. (A)	5,777	590,525
TTM Technologies, Inc. (A)	19,832	240,364
Vishay Intertechnology, Inc.	24,924	546,334
Vishay Precision Group, Inc. (A)	1,509	52,604
IT services 1.9%
CACI International, Inc., Class A (A)	2,478	451,640
Cardtronics PLC, Class A (A)	2,706	79,854
Conduent, Inc. (A)	12,866	188,101
EPAM Systems, Inc. (A)	20,905	3,382,011
ExlService Holdings, Inc. (A)	23,354	1,433,936
Limelight Networks, Inc. (A)	1,035	3,022
LiveRamp Holdings, Inc. (A)	3,736	200,810
Luxoft Holding, Inc. (A)	377	21,975
ManTech International Corp., Class A	5,622	305,556
Perficient, Inc. (A)	7,066	202,158
Perspecta, Inc.	2,280	48,108
PRGX Global, Inc. (A)	3,322	31,160
Science Applications International Corp.	1,723	128,708
Steel Connect, Inc. (A)	5,824	11,939
Sykes Enterprises, Inc. (A)	8,436	249,621
Virtusa Corp. (A)	45,551	2,298,959
Semiconductors and semiconductor equipment 2.8%
Advanced Energy Industries, Inc. (A)	954	48,053
Alpha & Omega Semiconductor, Ltd. (A)	2,175	23,403
Amkor Technology, Inc. (A)	52,601	461,837
Amtech Systems, Inc. (A)	5,338	25,516
Axcelis Technologies, Inc. (A)	6,809	143,125
AXT, Inc. (A)	12,819	57,173
Brooks Automation, Inc.	7,903	253,765
Cabot Microelectronics Corp.	15,721	1,778,045
CEVA, Inc. (A)	1,010	28,098
Cirrus Logic, Inc. (A)	4,167	167,222
Cohu, Inc.	7,254	129,774
CyberOptics Corp. (A)	1,507	30,080
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	27

	Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Diodes, Inc. (A)	9,910	$399,670
DSP Group, Inc. (A)	3,161	43,401
Entegris, Inc.	51,114	1,805,858
First Solar, Inc. (A)	7,118	374,051
FormFactor, Inc. (A)	11,721	185,778
GSI Technology, Inc. (A)	5,171	41,885
Ichor Holdings, Ltd. (A)(B)	1,885	39,528
inTEST Corp. (A)	3,449	25,005
Kulicke & Soffa Industries, Inc.	6,191	144,374
MACOM Technology Solutions Holdings, Inc. (A)	53,878	1,028,531
MaxLinear, Inc. (A)	1,293	32,506
MKS Instruments, Inc.	5,381	445,923
Nanometrics, Inc. (A)	4,430	126,078
NeoPhotonics Corp. (A)	9,309	74,472
ON Semiconductor Corp. (A)	9,305	199,871
PDF Solutions, Inc. (A)	5,059	60,253
Photronics, Inc. (A)	13,551	132,935
Power Integrations, Inc.	23,639	1,727,065
Rambus, Inc. (A)	14,237	146,214
Rudolph Technologies, Inc. (A)	6,196	139,906
Silicon Laboratories, Inc. (A)	30,778	2,493,634
Synaptics, Inc. (A)	3,943	165,093
Ultra Clean Holdings, Inc. (A)	8,161	86,915
Veeco Instruments, Inc. (A)	10,158	116,004
Xperi Corp.	3,065	73,560
Software 4.4%
Agilysys, Inc. (A)	5,560	116,204
Aware, Inc. (A)	2,100	8,421
Bottomline Technologies, Inc. (A)	29,476	1,470,263
HubSpot, Inc. (A)	22,030	3,709,411
MicroStrategy, Inc., Class A (A)	24,118	3,412,697
Mimecast, Ltd. (A)	78,384	3,784,380
Monotype Imaging Holdings, Inc.	2,820	55,272
OneSpan, Inc. (A)	6,377	135,830
Paylocity Holding Corp. (A)	44,346	3,883,379
Rapid7, Inc. (A)	77,971	3,589,005
Seachange International, Inc. (A)	4,794	6,951
Synchronoss Technologies, Inc. (A)	3,161	25,446
The Rubicon Project, Inc. (A)	7,487	43,949
TiVo Corp.	19,395	194,532
Verint Systems, Inc. (A)	2,584	137,598
Technology hardware, storage and peripherals 0.3%
Electronics For Imaging, Inc. (A)	10,653	288,057
Intevac, Inc. (A)	3,303	20,908
28	JOHN HANCOCK NEW OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology (continued)
Technology hardware, storage and peripherals (continued)
Stratasys, Ltd. (A)	3,294	$93,747
Super Micro Computer, Inc. (A)	10,289	196,726
Xerox Corp.	19,089	589,850
Materials 4.7%		21,857,155
Chemicals 2.6%
AdvanSix, Inc. (A)	1,151	37,695
AgroFresh Solutions, Inc. (A)(B)	7,989	34,433
American Vanguard Corp.	6,557	123,140
Ashland Global Holdings, Inc.	10,345	800,496
Balchem Corp.	32,076	2,846,103
Cabot Corp.	4,033	189,067
Element Solutions, Inc. (A)	33,390	375,971
Flotek Industries, Inc. (A)	10,969	35,101
FutureFuel Corp.	8,998	165,923
Hawkins, Inc.	3,031	124,938
HB Fuller Company	6,408	323,476
Huntsman Corp.	89,952	2,229,910
Innophos Holdings, Inc.	3,396	112,747
Innospec, Inc.	4,938	404,225
Intrepid Potash, Inc. (A)	40,284	153,079
Kraton Corp. (A)	6,347	225,826
Kronos Worldwide, Inc.	932	14,213
LSB Industries, Inc. (A)	5,634	39,720
Minerals Technologies, Inc.	4,658	275,754
Olin Corp.	16,157	417,820
PolyOne Corp.	64,735	2,111,656
PQ Group Holdings, Inc. (A)	2,211	36,216
Rayonier Advanced Materials, Inc.	671	9,454
Stepan Company	4,785	450,269
Trecora Resources (A)	5,669	54,422
Tredegar Corp.	4,557	79,383
Trinseo SA	1,687	84,671
Tronox, Ltd., Class A	7,352	86,974
Construction materials 0.0%
Summit Materials, Inc., Class A (A)	6,054	102,918
U.S. Concrete, Inc. (A)	437	17,528
United States Lime & Minerals, Inc.	659	47,448
Containers and packaging 0.2%
Graphic Packaging Holding Company	31,635	385,314
Greif, Inc., Class A	5,126	206,065
Owens-Illinois, Inc.	2,331	46,434
Sonoco Products Company	5,273	305,254
UFP Technologies, Inc. (A)	238	7,973
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	29

	Shares	Value
Materials (continued)
Metals and mining 1.5%
Alcoa Corp. (A)	17,826	$525,867
Allegheny Technologies, Inc. (A)(B)	7,237	207,195
Ampco-Pittsburgh Corp. (A)	2,828	11,142
Carpenter Technology Corp.	8,693	408,049
Century Aluminum Company (A)	5,919	51,081
Coeur Mining, Inc. (A)	15,355	73,397
Commercial Metals Company	18,141	300,234
Ferroglobe PLC	8,069	22,190
Friedman Industries, Inc.	1,405	10,552
Gold Resource Corp.	6,906	32,389
Haynes International, Inc.	62,031	2,182,251
Hecla Mining Company	76,640	183,936
Kaiser Aluminum Corp.	367	40,179
Materion Corp.	4,726	273,068
Nexa Resources SA (A)	764	8,236
Olympic Steel, Inc.	2,536	49,249
Reliance Steel & Aluminum Company	11,912	1,063,146
Schnitzer Steel Industries, Inc., Class A	5,266	127,964
Steel Dynamics, Inc.	4,932	184,062
SunCoke Energy, Inc. (A)	14,332	142,173
Synalloy Corp.	380	5,803
TimkenSteel Corp. (A)	11,145	138,867
United States Steel Corp.	23,749	532,215
Universal Stainless & Alloy Products, Inc. (A)	1,778	32,680
Worthington Industries, Inc.	7,297	286,845
Paper and forest products 0.4%
Boise Cascade Company	5,914	164,941
Clearwater Paper Corp. (A)	3,581	102,417
Domtar Corp.	10,581	538,679
Louisiana-Pacific Corp.	15,108	381,779
Mercer International, Inc.	12,750	182,580
PH Glatfelter Company	5,630	75,724
Resolute Forest Products, Inc.	18,408	150,209
Schweitzer-Mauduit International, Inc.	5,285	203,790
Verso Corp., Class A (A)	10,313	202,650
Real estate 1.2%		5,413,885
Equity real estate investment trusts 1.0%
Alexander & Baldwin, Inc. (A)	2,062	47,282
QTS Realty Trust, Inc., Class A	58,454	2,439,285
STAG Industrial, Inc.	81,866	2,266,051
Real estate management and development 0.2%
Consolidated-Tomoka Land Company	751	44,384
Forestar Group, Inc. (A)	869	14,747
30	JOHN HANCOCK NEW OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Real estate (continued)
Real estate management and development (continued)
FRP Holdings, Inc. (A)	390	$19,988
Rafael Holdings, Inc., Class B (A)	2,221	35,092
RE/MAX Holdings, Inc., Class A	3,422	134,245
Realogy Holdings Corp. (B)	17,010	231,336
Tejon Ranch Company (A)	5,805	107,334
The St. Joe Company (A)	4,771	74,141
Utilities 0.1%		392,593
Independent power and renewable electricity producers 0.1%
Ormat Technologies, Inc.	4,432	247,439
TerraForm Power, Inc., Class A	11,603	145,154

	Yield (%)	Shares	Value
Securities lending collateral 2.8%			$13,157,012
(Cost $13,151,349)
John Hancock Collateral Trust (D)	2.5250(E)	1,314,768	13,157,012
Short-term investments 0.9%			$4,212,045
(Cost $4,212,045)
Money market funds 0.9%			4,212,045
State Street Institutional U.S. Government Money Market Fund, Premier Class	2.3457(E)	4,212,045	4,212,045

Total investments (Cost $421,152,938) 102.0%	$476,261,906
Other assets and liabilities, net (2.0%)	(9,377,939)
Total net assets 100.0%	$466,883,967

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 2-28-19.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 2-28-19.
At 2-28-19, the aggregate cost of investments for federal income tax purposes was $422,555,697. Net unrealized appreciation aggregated to $53,706,209, of which $98,426,025 related to gross unrealized appreciation and $44,719,816 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	31
(b)	Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure controls and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and (ii) information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not Applicable.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating and Governance Committee Charter”.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK FUNDS II

/s/ Andrew Arnott
Andrew Arnott
President
Date: April 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew Arnott
Andrew Arnott
President
Date: April 24, 2019

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer
Date: April 24, 2019